UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 – June 30, 2010

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

EQ Advisors Trust

2010 Semi-Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

EQ Advisors Trust Semi-Annual Report

June 30, 2010

ALL ASSET ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2010
EQ/Large Cap Growth PLUS Portfolio	6.6%
EQ/Global Bond PLUS Portfolio	6.1
EQ/International Core PLUS Portfolio	6.0
iShares COMEX Gold Trust	6.0
EQ/GAMCO Small Company Value Portfolio	4.8
EQ/BlackRock Basic Value Equity Portfolio	4.7
EQ/Large Cap Core PLUS Portfolio	4.6
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	4.6
EQ/Global Multi-Sector Equity Portfolio	4.4
EQ/Davis New York Venture Portfolio	3.9
EQ/GAMCO Mergers and Acquisitions Portfolio	3.6
Multimanager Core Bond Portfolio	3.3
Multimanager Small Cap Growth Portfolio	3.0
iShares Cohen & Steers Realty Majors Index Fund	2.8
SPDR Barclays Capital High Yield Bond ETF	2.6
EQ/BlackRock International Value Portfolio	2.2
iShares S&P North American Natural Resources Sector Index Fund	2.1
iShares JP Morgan USD Emerging Markets Bond Fund	2.1
Multimanager Large Cap Value Portfolio	2.0
EQ/Core Bond Index Portfolio	1.9
Multimanager Large Cap Core Equity Portfolio	1.8
EQ/International Growth Portfolio	1.5
Multimanager International Equity Portfolio	1.5
iShares Silver Trust	1.5
EQ/Large Cap Value PLUS Portfolio	1.4
EQ/Boston Advisors Equity Income Portfolio	1.4
EQ/Equity Growth PLUS Portfolio	1.2
EQ/AXA Franklin Small Cap Value Core Portfolio	1.2
Multimanager Mid Cap Value Portfolio	1.2
EQ/Intermediate Government Bond Index Portfolio	1.1
iShares FTSE/Xinhua China 25 Index Fund	1.1
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	1.1
iShares S&P Latin America 40 Index Fund	1.1
iShares MSCI EAFE Small Cap Index Fund	1.0
iShares S&P Developed ex-U.S. Property Index Fund	0.9
EQ/Quality Bond PLUS Portfolio	0.8
Multimanager Mid Cap Growth Portfolio	0.7
iShares S&P Global Energy Sector Index Fund	0.6
iShares MSCI Emerging Markets Index Fund	0.4
iShares S&P Global Clean Energy Index Fund	0.4
Multimanager Small Cap Value Portfolio	0.3
SPDR S&P Emerging Asia Pacific ETF	0.3
EQ/Small Company Index Portfolio	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$964.10	$0.17
Hypothetical (5% average return before expenses)	1,000.00	1,024.30	0.50
Class IB
Actual	1,000.00	962.40	1.70
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/AXA Franklin Small Cap Value Core Portfolio‡	357,923	$2,810,220
EQ/BlackRock Basic Value Equity Portfolio‡	999,503	11,288,926
EQ/BlackRock International Value Portfolio‡	556,177	5,211,897
EQ/Boston Advisors Equity Income Portfolio‡	763,554	3,393,213
EQ/Core Bond Index Portfolio‡	468,024	4,617,463
EQ/Davis New York Venture Portfolio‡	1,150,773	9,391,224
EQ/Equity Growth PLUS Portfolio	251,195	2,994,864
EQ/GAMCO Mergers and Acquisitions Portfolio‡	739,753	8,675,238
EQ/GAMCO Small Company Value Portfolio‡	393,458	11,575,579
EQ/Global Bond PLUS Portfolio‡	1,479,287	14,728,344
EQ/Global Multi-Sector Equity Portfolio‡	1,046,382	10,672,981
EQ/Intermediate Government Bond Index Portfolio‡	275,550	2,754,109
EQ/International Core PLUS Portfolio‡	1,878,382	14,347,573
EQ/International Growth Portfolio‡	708,849	3,667,912
EQ/Large Cap Core PLUS Portfolio‡	1,736,438	11,152,645
EQ/Large Cap Growth PLUS Portfolio‡	1,169,530	15,907,701
EQ/Large Cap Value PLUS Portfolio‡	405,886	3,446,046
EQ/Quality Bond PLUS Portfolio‡	194,619	1,848,118
EQ/Small Company Index Portfolio‡	54,919	453,089
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	102,700	10,979,657
iShares Cohen & Steers Realty Majors Index Fund	124,400	6,830,804
iShares COMEX Gold Trust*	1,177,900	14,335,043
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	55,920	2,678,568
iShares FTSE/Xinhua China 25 Index Fund	69,200	2,707,796
iShares JP Morgan USD Emerging Markets Bond Fund	48,260	5,015,179
iShares MSCI EAFE Small Cap Index Fund	70,900	2,305,668
iShares MSCI Emerging Markets Index Fund	28,200	1,052,424
iShares S&P Developed ex-U.S. Property Index Fund	79,800	2,156,196
iShares S&P Global Clean Energy Index Fund	68,310	997,326
iShares S&P Global Energy Sector Index Fund	45,860	1,341,405

	Number of Shares	Value (Note 1)

iShares S&P Latin America 40 Index Fund	62,300	$2,580,466
iShares S&P North American Natural Resources Sector Index Fund	165,160	5,093,534
iShares Silver Trust*	191,250	3,482,663
Multimanager Core Bond Portfolio‡	731,330	7,797,140
Multimanager International Equity Portfolio‡	396,414	3,598,476
Multimanager Large Cap Core Equity Portfolio‡	507,598	4,233,910
Multimanager Large Cap Value Portfolio‡	576,403	4,690,023
Multimanager Mid Cap Growth Portfolio*‡	228,916	1,613,795
Multimanager Mid Cap Value Portfolio‡	351,008	2,767,533
Multimanager Small Cap Growth Portfolio*‡	1,061,548	7,134,969
Multimanager Small Cap Value Portfolio‡	93,881	784,008
SPDR Barclays Capital High Yield Bond ETF	165,000	6,241,950
SPDR S&P Emerging Asia Pacific ETF	10,000	702,100

Total Investment Companies (98.1%) (Cost $262,194,569)		240,057,775

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.2%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $5,380,551)	$5,380,551	5,380,551

Total Investments (100.3%) (Cost/Amortized Cost $267,575,120)		245,438,326
Other Assets Less Liabilities (-0.3%)		(735,630)

Net Assets (100%)		$244,702,696

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
EQ/AXA Franklin Small Cap Value Core Portfolio	$3,488,288	$38,737	$845,579	$2,810,220	$—	$(237,318)
EQ/BlackRock Basic Value Equity Portfolio	15,990,679	61,979	4,739,782	11,288,926	—	(766,565)
EQ/BlackRock International Value Portfolio	9,014,546	51,649	4,786,316	5,211,897	—	(1,975,302)
EQ/Boston Advisors Equity Income Portfolio	4,570,851	23,242	936,946	3,393,213	—	178,010
EQ/Core Bond Index Portfolio	7,281,715	—	3,048,375	4,617,463	—	(48,375)
EQ/Davis New York Venture Portfolio	8,603,700	2,564,563	818,101	9,391,224	—	195,666
EQ/Equity Growth PLUS Portfolio	3,284,189	—	—	2,994,864	—	—
EQ/GAMCO Mergers and Acquisitions Portfolio	8,782,982	596,484	822,874	8,675,238	—	(92,961)
EQ/GAMCO Small Company Value Portfolio	10,831,737	1,543,902	748,511	11,575,579	—	(59,149)
EQ/Global Bond PLUS Portfolio	15,185,587	61,979	996,406	14,728,344	—	(23,189)
EQ/Global Multi-Sector Equity Portfolio	12,715,245	56,814	1,458,853	10,672,981	—	(566,737)
EQ/Intermediate Government Bond Index Portfolio	—	2,700,000	—	2,754,109	—	—
EQ/International Core PLUS Portfolio	21,027,144	87,804	7,435,330	14,347,573	—	(3,356,606)
EQ/International Growth Portfolio	—	4,000,000	—	3,667,912	—	—
EQ/Large Cap Core PLUS Portfolio	13,201,324	51,649	1,030,783	11,152,645	—	330,231
EQ/Large Cap Growth PLUS Portfolio	13,688,521	6,056,814	1,879,406	15,907,701	—	12,709
EQ/Large Cap Value PLUS Portfolio	6,404,805	25,825	2,384,454	3,446,046	—	521,053
EQ/Quality Bond PLUS Portfolio	3,385,935	113,628	1,737,961	1,848,118	—	46,270
EQ/Small Company Index Portfolio	499,054	2,582	28,563	453,089	—	11,988
Multimanager Core Bond Portfolio	8,302,902	178,696	944,314	7,797,140	116,717	28,903
Multimanager International Equity Portfolio	7,055,588	51,649	2,370,954	3,598,476	—	440,060
Multimanager Large Cap Core Equity Portfolio	4,939,876	20,660	381,342	4,233,910	—	(56,937)
Multimanager Large Cap Value Portfolio	6,731,119	38,737	2,229,778	4,690,023	—	(371,517)
Multimanager Mid Cap Growth Portfolio	1,808,650	10,330	223,366	1,613,795	—	(61,163)
Multimanager Mid Cap Value Portfolio	3,139,417	20,660	420,247	2,767,533	—	(95,841)
Multimanager Small Cap Growth Portfolio	6,500,040	1,538,737	649,845	7,134,969	—	(41,585)
Multimanager Small Cap Value Portfolio	850,245	2,582	48,352	784,008	—	(7,801)

	$197,284,139	$19,899,702	$40,966,438	$171,556,996	$116,717	$(5,996,156)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$68,500,779	$—	$—	$68,500,779
Investment Companies	—	171,556,996	—	171,556,996
Short-Term Investments	—	5,380,551	—	5,380,551

Total Assets	$68,500,779	$176,937,547	$—	$245,438,326

Total Liabilities	$—	$—	$—	$—

Total	$68,500,779	$176,937,547	$—	$245,438,326

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$33,679,055
Net Proceeds of Sales and Redemptions:
Investment Companies	$48,819,756

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,865,211
Aggregate gross unrealized depreciation	(33,926,232)

Net unrealized depreciation	$(23,061,021)

Federal income tax cost of investments	$268,499,347

The Portfolio has a net capital loss carryforward of $9,206 which expires in the year 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $197,512,551)	$171,556,996
Unaffiliated Issuers (Cost $70,062,569)	73,881,330
Receivable for securities sold	63,557
Receivable from Separate Accounts for Trust shares sold	34,674
Receivable from investment manager	2,195
Other assets	4,404

Total assets	245,543,156

LIABILITIES
Payable for securities purchased	498,428
Payable to Separate Accounts for Trust shares redeemed	209,233
Distribution fees payable - Class IB	51,884
Trustees’ fees payable	395
Accrued expenses	80,520

Total liabilities	840,460

NET ASSETS	$244,702,696

Net assets were comprised of:
Paid in capital	$354,413,290
Accumulated undistributed net investment income (loss)	642,384
Accumulated undistributed net realized gain (loss) on investments	(88,216,184)
Unrealized appreciation (depreciation) on investments	(22,136,794)

Net assets	$244,702,696

Class IA
Net asset value, offering and redemption price per share, $629,666 / 39,095 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.11

Class IB
Net asset value, offering and redemption price per share, $244,073,030 / 15,140,746 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.12

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends ($116,717 of dividend income received from affiliates)	$964,165
Interest	2

Total income	964,167

EXPENSES
Distribution fees - Class IB	328,184
Administrative fees	214,453
Investment management fees	131,396
Custodian fees	107,112
Printing and mailing expenses	15,496
Professional fees	13,823
Trustees’ fees	3,134
Miscellaneous	3,505

Gross expenses	817,103
Less: Waiver from investment advisor	(345,849)
Reimbursement from investment advisor	(11,747)

Net expenses	459,507

NET INVESTMENT INCOME (LOSS)	504,660

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (($5,996,156) of realized gain (loss) from affiliates)	(4,242,602)
Net change in unrealized appreciation (depreciation) on securities	(5,659,017)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(9,901,619)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,396,959)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$504,660	$5,050,686
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(4,242,602)	(36,796,802)
Net change in unrealized appreciation (depreciation) on investments	(5,659,017)	89,002,294

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,396,959)	57,256,178

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA†	—	(222)
Class IB	—	(4,991,508)

	—	(4,991,730)

Distributions from net realized capital gains
Class IA†	—	(150)
Class IB	—	(4,334,294)

	—	(4,334,444)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(9,326,174)

CAPITAL SHARES TRANSACTIONS:
Class IA†
Capital shares sold [ 38,934 and 610 shares, respectively ]	654,918	10,000
Capital shares issued in reinvestment of dividends and distributions [ 0 and 22 shares, respectively ]	—	372
Capital shares repurchased [ (471) and 0 shares, respectively ]	(7,904)	—

Total Class IA transactions	647,014	10,372

Class IB
Capital shares sold [ 298,740 and 496,204 shares, respectively ]	5,081,047	7,459,007
Capital shares issued in reinvestment of dividends and distributions [ 0 and 562,254 shares, respectively ]	—	9,325,802
Capital shares repurchased [ (1,218,891) and (2,833,476) shares, respectively ]	(20,653,807)	(41,100,159)

Total Class IB transactions	(15,572,760)	(24,315,350)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(14,925,746)	(24,304,978)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,322,705)	23,625,026
NET ASSETS:
Beginning of period	269,025,401	245,400,375

End of period (a)	$244,702,696	$269,025,401

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$642,384	$137,724

† Class 1A commenced operations on October 29, 2009.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO(u)

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2010 (Unaudited)	October 29, 2009* to December 31, 2009
Net asset value, beginning of period	$16.72	$16.39

Income (loss) from investment operations:
Net investment income (loss) (x)	0.08 (e)	0.25 (e)
Net realized and unrealized gain (loss) on investments	(0.69)	0.69

Total from investment operations	(0.61)	0.94

Less distributions:
Dividends from net investment income	—	(0.36)
Distributions from net realized gains	—	(0.25)

Total dividends and distributions	—	(0.61)

Net asset value, end of period	$16.11	$16.72

Total return (b)	(3.59)%	5.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$630	$11
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.10%	0.10%
Before waivers and reimbursements (a)(f)	0.37%	0.43%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	0.96%	8.39%
Before waivers and reimbursements (a)(f)(x)	0.69%	8.06%
Portfolio turnover rate	13%	44%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO(u)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009		2008	2007	2006	2005
Net asset value, beginning of period	$16.75	$13.76		$21.26	$21.12	$19.71	$19.28

Income (loss) from investment operations:
Net investment income (loss) (x)	0.03 (e)	0.31	(e)	0.28 (e)	0.31 (e)	0.43 (e)	0.47	(e)
Net realized and unrealized gain (loss) on investments	(0.66)	3.28		(6.65)	0.63	1.58	0.53

Total from investment operations	(0.63)	3.59		(6.37)	0.94	2.01	1.00

Less distributions:
Dividends from net investment income	—	(0.32)		(0.42)	(0.80)	(0.60)	(0.57)
Distributions from net realized gains	—	(0.28)		(0.71)	—	—	—

Total dividends and distributions	—	(0.60)		(1.13)	(0.80)	(0.60)	(0.57)

Net asset value, end of period	$16.12	$16.75		$13.76	$21.26	$21.12	$19.71

Total return (b)	(3.76)%	26.12%		(30.37)%	4.52%	10.17%	5.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$244,073	$269,015		$245,400	$431,095	$508,403	$565,938
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.35%		0.35%	0.35%	0.35%	0.84%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.35%	0.35%		0.35%	0.35%	0.35%	0.74%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.62%	0.68	%(c)	0.58%	0.55%	0.55%	0.94%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	0.38%	2.06%		1.53%	1.42%	2.13%	2.31%
After waivers, reimbursements and fees paid indirectly (a)(f)(x)	0.38%	2.06%		1.53%	1.43%	2.13%	2.41%
Before waivers, reimbursements and fees paid indirectly (a)(f)(x)	0.11%	1.75%		1.29%	1.22%	1.93%	2.21%
Portfolio turnover rate	13%	44%		34%	62%	15%	155	%(d)

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(d)	Reflects purchases and sales from change in investment strategy.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds unless otherwise noted.
(u)	On September 9, 2005, this Portfolio converted to a “fund of funds” structure and was renamed EQ/Enterprise Moderate Allocation Portfolio. Information for the year ended December 31, 2005 includes the results of the operations of the predecessor EQ/Enterprise Managed Portfolio from January 1, 2005 through September 9, 2005.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2010
EQ/Core Bond Index Portfolio	68.8%
EQ/Intermediate Government Bond Index Portfolio	12.1
AXA Tactical Manager 500 Portfolio-I	10.8
AXA Tactical Manager 2000 Portfolio-I	4.4
AXA Tactical Manager International Portfolio-I	3.2
AXA Tactical Manager 400 Portfolio-I	0.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IB
Actual	$1,000.00	$1,021.70	$2.16
Hypothetical (5% average return before expenses)	1,000.00	1,022.66	2.16

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratios of 0.43% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-I‡	317,260	$3,899,565
AXA Tactical Manager 400 Portfolio-I*‡	51,088	637,246
AXA Tactical Manager 500 Portfolio-I‡	831,279	9,581,242
AXA Tactical Manager International Portfolio-I‡	271,080	2,821,684
EQ/Core Bond Index Portfolio‡	6,195,028	61,119,279
EQ/Intermediate Government Bond Index Portfolio‡	1,079,642	10,790,973

Total Investments (99.6%) (Cost $88,419,089)		88,849,989
Other Assets Less Liabilities (0.4%)		389,301

Net Assets (100%)		$89,239,290

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-I	$1,102,458	$3,180,285	$110,614	$3,899,565	$—	$22,553
AXA Tactical Manager 400 Portfolio-I	266,016	430,865	18,119	637,246	—	4,076
AXA Tactical Manager 500 Portfolio-I	4,448,661	7,247,672	1,175,039	9,581,242	—	187,676
AXA Tactical Manager International Portfolio-I	1,103,498	2,157,082	94,970	2,821,684	—	1,206
EQ/Core Bond Index Portfolio	22,460,805	39,953,929	3,300,191	61,119,279	—	104,715
EQ/Intermediate Government Bond Index Portfolio	3,942,089	6,893,841	349,601	10,790,973	—	5,511

	$33,323,527	$59,863,674	$5,048,534	$88,849,989	$—	$325,737

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$88,849,989	$—	$88,849,989

Total Assets	$—	$88,849,989	$—	$88,849,989

Total Liabilities	$—	$—	$—	$—

Total	$—	$88,849,989	$—	$88,849,989

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$59,863,674
Net Proceeds of Sales and Redemptions:
Investment Companies	$5,374,271

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,784,216
Aggregate gross unrealized depreciation	(1,353,316)

Net unrealized appreciation	$430,900

Federal income tax cost of investments	$88,419,089

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $88,419,089)	$88,849,989
Cash	186,342
Receivable from Separate Accounts for Trust shares sold	544,788
Other assets	419

Total assets	89,581,538

LIABILITIES
Payable for securities purchased	275,422
Distribution fees payable - Class IB	17,038
Administrative fees payable	5,125
Payable to Separate Accounts for Trust shares redeemed	1,718
Trustees’ fees payable	84
Accrued expenses	42,861

Total liabilities	342,248

NET ASSETS	$89,239,290

Net assets were comprised of:
Paid in capital	$88,598,766
Accumulated undistributed net investment income (loss)	(126,233)
Accumulated undistributed net realized gain (loss) on investments	335,857
Unrealized appreciation (depreciation) on investments	430,900

Net assets	$89,239,290

Class IB
Net asset value, offering and redemption price per share, $89,239,290 / 8,223,302 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.85

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

EXPENSES
Distribution fees - Class IB	$73,180
Administrative fees	61,265
Investment management fees	29,272
Professional fees	20,319
Custodian fees	16,860
Printing and mailing expenses	3,079
Trustees’ fees	561
Miscellaneous	1,490

Gross expenses	206,026
Less: Waiver from investment advisor	(79,793)

Net expenses	126,233

NET INVESTMENT INCOME (LOSS)	(126,233)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	325,737
Net change in unrealized appreciation (depreciation) on securities	711,322

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,037,059

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$910,826

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	April 30, 2009* to December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (126,233)	$509,185
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	325,737	73,374
Net change in unrealized appreciation (depreciation) on investments	711,322	(280,422)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	910,826	302,137

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(514,611)

Distributions from net realized capital gains
Class IB	—	(58,112)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(572,723)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 5,742,855 and 3,191,099 shares, respectively ]	62,169,026	34,155,130
Capital shares issued in reinvestment of dividends and distributions [ 0 and 53,805 shares, respectively ]	—	572,723
Capital shares repurchased [ (675,767) and (98,690) shares, respectively ]	(7,345,768)	(1,052,061)

Total Class IB transactions	54,823,258	(33,675,792)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	54,823,258	(33,675,792)

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,734,084	33,405,206
NET ASSETS:
Beginning of period	33,505,206	100,000

End of period (a)	$89,239,290	$33,505,206

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$ (126,233)	$—

* The Portfolio commenced operations on April 30, 2009.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2010 (Unaudited)		April 30, 2009* to December 31, 2009
Net asset value, beginning of period	$10.62		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.56	(e)
Net realized and unrealized gain (loss) on investments	0.25		0.27	†

Total from investment operations	0.23		0.83

Less distributions:
Dividends from net investment income	—		(0.19)
Distributions from net realized gains	—		(0.02)

Total dividends and distributions	—		(0.21)

Net asset value, end of period	$10.85		$10.62

Total return (b)	2.17%		8.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$89,239		$33,505
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.43	%(j)	0.42	%(j)
Before waivers and reimbursements (a)(f)	0.70%		2.00%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.43)%		7.82%
Before waivers and reimbursements (a)(f)(x)	(0.70)%		6.24%
Portfolio turnover rate	9%		15%

*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds unless otherwise noted.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2010
EQ/Core Bond Index Portfolio	52.2%
AXA Tactical Manager 500 Portfolio-I	22.2
EQ/Intermediate Government Bond Index Portfolio	9.3
AXA Tactical Manager 2000 Portfolio-I	8.4
AXA Tactical Manager International Portfolio-I	6.4
AXA Tactical Manager 400 Portfolio-I	1.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IB
Actual	$1,000.00	$996.40	$2.18
Hypothetical (5% average return before expenses)	1,000.00	1,022.61	2.21

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratios of 0.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-I‡	1,031,631	$12,680,172
AXA Tactical Manager 400 Portfolio-I*‡	184,033	2,295,533
AXA Tactical Manager 500 Portfolio-I‡	2,900,791	33,434,240
AXA Tactical Manager International Portfolio-I‡	922,511	9,602,450
EQ/Core Bond Index Portfolio‡	7,953,333	78,466,461
EQ/Intermediate Government Bond Index Portfolio‡	1,401,283	14,005,761

Total Investments (100.0%) (Cost $152,834,351)		150,484,617
Other Assets Less Liabilities (0.0%)		(60,906)

Net Assets (100%)		$150,423,711

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-I	$3,167,799	$10,409,261	$4,585	$12,680,172	$—	$727
AXA Tactical Manager 400 Portfolio-I	968,384	1,470,814	794	2,295,533	—	144
AXA Tactical Manager 500 Portfolio-I	14,756,651	24,050,559	2,082,641	33,434,240	—	392,202
AXA Tactical Manager International Portfolio-I	3,576,158	7,248,526	4,202	9,602,450	—	(140)
EQ/Core Bond Index Portfolio	27,237,062	52,260,207	3,654,194	78,466,461	—	127,524
EQ/Intermediate Government Bond Index Portfolio	4,779,761	8,824,882	5,512	14,005,761	—	113

	$54,485,815	$104,264,249	$5,751,928	$150,484,617	$—	$520,570

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$150,484,617	$—	$150,484,617

Total Assets	$—	$150,484,617	$—	$150,484,617

Total Liabilities	$—	$—	$—	$—

Total	$—	$150,484,617	$—	$150,484,617

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$104,264,249
Net Proceeds of Sales and Redemptions:
Investment Companies	$6,272,498

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,333,626
Aggregate gross unrealized depreciation	(4,683,360)

Net unrealized depreciation	$(2,349,734)

Federal income tax cost of investments	$152,834,351

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $152,834,351)	$150,484,617
Cash	316,332
Receivable from Separate Accounts for Trust shares sold	213,082
Other assets	713

Total assets	151,014,744

LIABILITIES
Payable for securities purchased	498,233
Distribution fees payable - Class IB	29,403
Administrative fees payable	13,940
Payable to Separate Accounts for Trust shares redeemed	4,232
Trustees’ fees payable	165
Accrued expenses	45,060

Total liabilities	591,033

NET ASSETS	$150,423,711

Net assets were comprised of:
Paid in capital	$152,474,208
Accumulated undistributed net investment income (loss)	(221,690)
Accumulated undistributed net realized gain (loss) on investments	520,927
Unrealized appreciation (depreciation) on investments	(2,349,734)

Net assets	$150,423,711

Class IB
Net asset value, offering and redemption price per share, $150,423,711 / 13,520,589 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.13

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

EXPENSES
Distribution fees - Class IB	$126,654
Administrative fees	93,349
Investment management fees	50,661
Professional fees	20,675
Custodian fees	17,852
Printing and mailing expenses	5,339
Trustees’ fees	962
Miscellaneous	1,667

Gross expenses	317,159
Less: Waiver from investment advisor	(95,469)

Net expenses	221,690

NET INVESTMENT INCOME (LOSS)	(221,690)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	520,570
Net change in unrealized appreciation (depreciation) on securities	(2,513,519)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,992,949)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,214,639)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	April 30, 2009* to December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(221,690)	$673,794
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	520,570	211,789
Net change in unrealized appreciation (depreciation) on investments	(2,513,519)	163,785

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,214,639)	1,049,368

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(689,883)

Distributions from net realized capital gains
Class IB	—	(195,761)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(885,644)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 9,030,899 and 4,908,253 shares, respectively ]	102,584,915	54,649,679
Capital shares issued in reinvestment of dividends and distributions [ 0 and 79,165 shares, respectively ]	—	885,644
Capital shares repurchased [ (443,303) and (64,425) shares, respectively ]	(5,027,638)	(717,974)

Total Class IB transactions	97,557,277	54,817,349

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	97,557,277	54,817,349

TOTAL INCREASE (DECREASE) IN NET ASSETS	95,342,638	54,981,073
NET ASSETS:
Beginning of period	55,081,073	100,000

End of period (a)	$150,423,711	$55,081,073

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(221,690)	$—

* The Portfolio commenced operations on April 30, 2009.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2010 (Unaudited)		April 30, 2009* to December 31, 2009
Net asset value, beginning of period	$11.17		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.46	(e)
Net realized and unrealized gain (loss) on investments	(0.02)		0.90

Total from investment operations	(0.04)		1.36

Less distributions:
Dividends from net investment income	—		(0.15)
Distributions from net realized gains	—		(0.04)

Total dividends and distributions	—		(0.19)

Net asset value, end of period	$11.13		$11.17

Total return (b)	(0.36)%		13.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$150,424		$55,081
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.44	%(j)	0.43	%(j)
Before waivers and reimbursements (a)(f)	0.63%		1.39%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.44)%		6.07%
Before waivers and reimbursements (a)(f)(x)	(0.63)%		5.12%
Portfolio turnover rate	6%		22%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds unless otherwise noted.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA BALANCED STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2010
EQ/Core Bond Index Portfolio	43.6%
AXA Tactical Manager 500 Portfolio-I	28.0
AXA Tactical Manager 2000 Portfolio-I	10.8
AXA Tactical Manager International Portfolio-I	8.1
EQ/Intermediate Government Bond Index Portfolio	7.9
AXA Tactical Manager 400 Portfolio-I	1.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$985.00	$1.08
Hypothetical (5% average return before expenses)	1,000.00	1,023.70	1.10
Class IB
Actual	1,000.00	984.10	2.31
Hypothetical (5% average return before expenses)	1,000.00	1,022.46	2.36

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.22% and 0.47%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-I‡	2,333,945	$28,687,410
AXA Tactical Manager 400 Portfolio-I*‡	339,623	4,236,295
AXA Tactical Manager 500 Portfolio-I‡	6,435,456	74,174,439
AXA Tactical Manager International Portfolio-I‡	2,052,765	21,367,312
EQ/Core Bond Index Portfolio‡	11,704,474	115,474,691
EQ/Intermediate Government Bond Index Portfolio‡	2,076,162	20,751,152

Total Investments (99.9%) (Cost $271,687,899)		264,691,299
Other Assets Less Liabilities (0.1%)		333,596

Net Assets (100%)		$265,024,895

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-I	$7,926,386	$22,853,020	$—	$28,687,410	$—	$—
AXA Tactical Manager 400 Portfolio-I	1,903,262	2,599,800	—	4,236,295	—	—
AXA Tactical Manager 500 Portfolio-I	32,436,758	52,494,177	3,512,747	74,174,439	—	687,253
AXA Tactical Manager International Portfolio-I	8,156,495	15,898,898	—	21,367,312	—	—
EQ/Core Bond Index Portfolio	40,813,383	77,475,082	6,569,347	115,474,691	—	230,653
EQ/Intermediate Government Bond Index Portfolio	7,161,356	12,998,998	—	20,751,152	—	—

	$98,397,640	$184,319,975	$10,082,094	$264,691,299	$—	$917,906

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$264,691,299	$—	$264,691,299

Total Assets	$—	$264,691,299	$—	$264,691,299

Total Liabilities	$—	$—	$—	$—

Total	$—	$264,691,299	$—	$264,691,299

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$184,319,975
Net Proceeds of Sales and Redemptions:
Investment Companies	$11,000,000

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,380,045
Aggregate gross unrealized depreciation	(10,376,645)

Net unrealized depreciation	$(6,996,600)

Federal income tax cost of investments	$271,687,899

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $271,687,899)	$264,691,299
Cash	1,311,229
Receivable from Separate Accounts for Trust shares sold	911,218
Other assets	1,202

Total assets	266,914,948

LIABILITIES
Payable for securities purchased	1,665,638
Payable to Separate Accounts for Trust shares redeemed	89,259
Distribution fees payable - Class IB	51,161
Administrative fees payable	33,657
Investment management fees payable	1,449
Trustees’ fees payable	288
Accrued expenses	48,601

Total liabilities	1,890,053

NET ASSETS	$265,024,895

Net assets were comprised of:
Paid in capital	$271,509,067
Accumulated undistributed net investment income (loss)	(404,855)
Accumulated undistributed net realized gain (loss) on investments	917,283
Unrealized appreciation (depreciation) on investments	(6,996,600)

Net assets	$265,024,895

Class IA
Net asset value, offering and redemption price per share, $388,040 / 34,834 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.14

Class IB
Net asset value, offering and redemption price per share, $264,636,855 / 23,762,508 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.14

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

EXPENSES
Distribution fees - Class IB	$217,026
Administrative fees	147,910
Investment management fees	87,035
Professional fees	21,273
Custodian fees	19,836
Printing and mailing expenses	9,154
Trustees’ fees	1,656
Miscellaneous	1,958

Gross expenses	505,848
Less: Waiver from investment advisor	(100,993)

Net expenses	404,855

NET INVESTMENT INCOME (LOSS)	(404,855)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	917,906
Net change in unrealized appreciation (depreciation) on securities	(7,944,222)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(7,026,316)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,431,171)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	April 30, 2009* to December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(404,855)	$988,309
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	917,906	467,740
Net change in unrealized appreciation (depreciation) on investments	(7,944,222)	947,622

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,431,171)	2,403,671

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA†	—	(5,265)
Class IB	—	(1,020,006)

	—	(1,025,271)

Distributions from net realized capital gains
Class IA†	—	(1,932)
Class IB	—	(430,156)

	—	(432,088)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,457,359)

CAPITAL SHARES TRANSACTIONS:
Class IA†
Capital shares sold [ 32,700 and 35,558 shares, respectively ]	367,761	400,642
Capital shares issued in reinvestment of dividends and distributions [ 0 and 635 shares, respectively ]	—	7,197
Capital shares repurchased [ (33,614) and (445) shares, respectively ]	(376,403)	(5,069)

Total Class IA transactions	(8,642)	402,770

Class IB
Capital shares sold [ 15,413,833 and 8,743,455 shares, respectively ]	177,576,318	98,073,031
Capital shares issued in reinvestment of dividends and distributions [ 0 and 127,870 shares, respectively ]	—	1,450,162
Capital shares repurchased [ (409,126) and (123,524) shares, respectively ]	(4,693,235)	(1,390,650)

Total Class IB transactions	172,883,083	98,132,543

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	172,874,441	98,535,313

TOTAL INCREASE (DECREASE) IN NET ASSETS	165,443,270	99,481,625
NET ASSETS:
Beginning of period	99,581,625	100,000

End of period (a)	$265,024,895	$99,581,625

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(404,855)	$—

* The Portfolio commenced operations on April 30, 2009.
† Class IA commenced operations on September 11, 2009.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2010 (Unaudited)		September 11, 2009* to December 31, 2009
Net asset value, beginning of period	$11.31		$11.18

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.16	(e)
Net realized and unrealized gain (loss) on investments	(0.16)		0.17

Total from investment operations	(0.17)		0.33

Less distributions:
Dividends from net investment income	—		(0.15)
Distributions from net realized gains	—		(0.05)

Total dividends and distributions	—		(0.20)

Net asset value, end of period	$11.14		$11.31

Total return (b)	(1.50)%		2.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$388		$404
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.22	%(j)	0.15	%(j)
Before waivers and reimbursements (a)(f)	0.34%		0.54%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.22)%		4.53%
Before waivers and reimbursements (a)(f)(x)	(0.34)%		4.14%
Portfolio turnover rate	6%		30%

Class IB	Six Months Ended June 30, 2010 (Unaudited)		April 30, 2009* to December 31, 2009
Net asset value, beginning of period	$11.32		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.37	(e)
Net realized and unrealized gain (loss) on investments	(0.15)		1.13

Total from investment operations	(0.18)		1.50

Less distributions:
Dividends from net investment income	—		(0.13)
Distributions from net realized gains	—		(0.05)

Total dividends and distributions	—		(0.18)

Net asset value, end of period	$11.14		$11.32

Total return (b)	(1.59)%		15.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$264,637		$99,177
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.47	%(j)	0.47	%(j)
Before waivers and reimbursements (a)(f)	0.59	%(c)	1.01%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.47)%		4.92%
Before waivers and reimbursements (a)(f)(x)	(0.58)%		4.38%
Portfolio turnover rate	6%		30%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds unless otherwise noted.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.80% for Class IA and 1.05% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA MODERATE GROWTH STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2010
EQ/Core Bond Index Portfolio	35.0%
AXA Tactical Manager 500 Portfolio-I	34.1
AXA Tactical Manager 2000 Portfolio-I	13.1
AXA Tactical Manager International Portfolio-I	9.6
EQ/Intermediate Government Bond Index Portfolio	6.3
AXA Tactical Manager 400 Portfolio-I	1.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IB
Actual	$1,000.00	$970.40	$2.39
Hypothetical (5% average return before expenses)	1,000.00	1,022.36	2.46

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratios of 0.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-I‡	6,740,870	$82,854,607
AXA Tactical Manager 400 Portfolio-I*‡	936,759	11,684,673
AXA Tactical Manager 500 Portfolio-I‡	18,619,558	214,607,219
AXA Tactical Manager International Portfolio-I‡	5,790,040	60,268,761
EQ/Core Bond Index Portfolio‡	22,354,495	220,546,308
EQ/Intermediate Government Bond Index Portfolio‡	4,002,028	40,000,094

Total Investments (99.6%) (Cost $654,157,924)		629,961,662
Other Assets Less Liabilities (0.4%)		2,298,156

Net Assets (100%)		$632,259,818

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-I	$21,087,417	$68,116,355	$—	$82,854,607	$—	$—
AXA Tactical Manager 400 Portfolio-I	4,785,391	7,670,917	—	11,684,673	—	—
AXA Tactical Manager 500 Portfolio-I	85,850,301	157,539,688	7,797,602	214,607,219	—	1,502,398
AXA Tactical Manager International Portfolio-I	21,149,227	46,637,968	—	60,268,761	—	—
EQ/Core Bond Index Portfolio	71,721,759	156,372,923	14,541,364	220,546,308	—	458,636
EQ/Intermediate Government Bond Index Portfolio	12,585,858	26,300,288	—	40,000,094	—	—

	$217,179,953	$462,638,139	$22,338,966	$629,961,662	$—	$1,961,034

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$629,961,662	$—	$629,961,662

Total Assets	$—	$629,961,662	$—	$629,961,662

Total Liabilities	$—	$—	$—	$—

Total	$—	$629,961,662	$—	$629,961,662

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months June 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$462,638,139
Net Proceeds of Sales and Redemptions:
Investment Companies	$24,300,000

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,395,338
Aggregate gross unrealized depreciation	(30,591,600)

Net unrealized depreciation	$(24,196,262)

Federal income tax cost of investments	$654,157,924

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $654,157,924)	$629,961,662
Cash	2,116,716
Receivable from Separate Accounts for Trust shares sold	3,753,182
Other assets	2,678

Total assets	635,834,238

LIABILITIES
Payable for securities purchased	3,048,375
Payable to Separate Accounts for Trust shares redeemed	236,487
Distribution fees payable - Class IB	123,260
Administrative fees payable	76,833
Investment management fees payable	30,094
Trustees’ fees payable	723
Accrued expenses	58,648

Total liabilities	3,574,420

NET ASSETS	$632,259,818

Net assets were comprised of:
Paid in capital	$655,496,059
Accumulated undistributed net investment income (loss)	(997,835)
Accumulated undistributed net realized gain (loss) on investments	1,957,856
Unrealized appreciation (depreciation) on investments	(24,196,262)

Net assets	$632,259,818

Class IB
Net asset value, offering and redemption price per share, $632,259,818 / 55,142,426 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.47

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

EXPENSES
Distribution fees - Class IB	$505,670
Administrative fees	320,760
Investment management fees	202,267
Professional fees	23,153
Printing and mailing expenses	21,141
Custodian fees	18,844
Trustees’ fees	3,780
Miscellaneous	2,842

Gross expenses	1,098,457
Less: Waiver from investment advisor	(100,622)

Net expenses	997,835

NET INVESTMENT INCOME (LOSS)	(997,835)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	1,961,034
Net change in unrealized appreciation (depreciation) on securities	(27,517,464)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(25,556,430)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(26,554,265)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	April 30, 2009* to December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(997,835)	$1,765,263
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	1,961,034	1,191,709
Net change in unrealized appreciation (depreciation) on investments	(27,517,464)	3,321,202

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(26,554,265)	6,278,174

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	—	(1,859,590)

Distributions from net realized capital gains
Class IB	—	(1,102,086)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(2,961,676)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 37,157,023 and 18,377,939 shares, respectively ]	446,384,944	213,812,901
Capital shares issued in reinvestment of dividends and distributions [ 0 and 250,403 shares, respectively ]	—	2,961,676
Capital shares repurchased [ (572,956) and (79,983) shares, respectively ]	(6,850,121)	(911,815)

Total Class IB transactions	439,534,823	215,862,762

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	439,534,823	215,862,762

TOTAL INCREASE (DECREASE) IN NET ASSETS	412,980,558	219,179,260
NET ASSETS:
Beginning of period	219,279,260	100,000

End of period (a)	$632,259,818	$219,279,260

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(997,835)	$—

* The Portfolio commenced operations on April 30, 2009.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2010 (Unaudited)		April 30, 2009* to December 31, 2009
Net asset value, beginning of period	$11.82		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.31	(e)
Net realized and unrealized gain (loss) on investments	(0.32)		1.69

Total from investment operations	(0.35)		2.00

Less distributions:
Dividends from net investment income	—		(0.11)
Distributions from net realized gains	—		(0.07)

Total dividends and distributions	—		(0.18)

Net asset value, end of period	$11.47		$11.82

Total return (b)	(2.96)%		19.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$632,260		$219,279
Ratio of expenses to average net assets:
After waivers (a)(f)	0.49	%(j)	0.50	%(j)
Before waivers (a)(f)	0.54%		0.75%
Ratio of net investment income to average net assets:
After waivers (a)(f)(x)	(0.49)%		3.96%
Before waivers (a)(f)(x)	(0.54)%		3.71%
Portfolio turnover rate	6%		33%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds unless otherwise noted.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA GROWTH STRATEGY PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2010
AXA Tactical Manager 500 Portfolio-I	40.8%
EQ/Core Bond Index Portfolio	26.3
AXA Tactical Manager 2000 Portfolio-I	14.8
AXA Tactical Manager International Portfolio-I	11.1
EQ/Intermediate Government Bond Index Portfolio	4.8
AXA Tactical Manager 400 Portfolio-I	2.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$957.90	$1.07
Hypothetical (5% average return before expenses)	1,000.00	1,023.70	1.10
Class IB
Actual	1,000.00	957.10	2.28
Hypothetical (5% average return before expenses)	1,000.00	1,022.46	2.36

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.22% and 0.47%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-I‡	4,705,030	$57,831,318
AXA Tactical Manager 400 Portfolio-I*‡	684,740	8,541,118
AXA Tactical Manager 500 Portfolio-I‡	13,825,080	159,346,531
AXA Tactical Manager International Portfolio-I‡	4,178,826	43,497,575
EQ/Core Bond Index Portfolio‡	10,398,776	102,592,859
EQ/Intermediate Government Bond Index Portfolio‡	1,876,240	18,752,934

Total Investments (100.1%) (Cost $408,034,015)		390,562,335
Other Assets Less Liabilities (-0.1%)		(512,030)

Net Assets (100%)		$390,050,305

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-I	$21,677,374	$39,948,237	$—	$57,831,318	$—	$—
AXA Tactical Manager 400 Portfolio-I	5,140,510	3,852,716	—	8,541,118	—	—
AXA Tactical Manager 500 Portfolio-I	90,051,022	89,878,072	5,181,391	159,346,531	—	1,018,609
AXA Tactical Manager International Portfolio-I	22,393,014	27,351,140	—	43,497,575	—	—
EQ/Core Bond Index Portfolio	48,418,868	60,039,086	9,662,512	102,592,859	—	287,488
EQ/Intermediate Government Bond Index Portfolio	8,499,226	9,655,881	—	18,752,934	—	—

	$196,180,014	$230,725,132	$14,843,903	$390,562,335	$—	$1,306,097

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$390,562,335	$—	$390,562,335

Total Assets	$—	$390,562,335	$—	$390,562,335

Total Liabilities	$—	$—	$—	$—

Total	$—	$390,562,335	$—	$390,562,335

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$230,725,132
Net Proceeds of Sales and Redemptions:
Investment Companies	$16,150,000

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,193,351
Aggregate gross unrealized depreciation	(20,665,031)

Net unrealized depreciation	$(17,471,680)

Federal income tax cost of investments	$408,034,015

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $408,034,015)	$390,562,335
Receivable from Separate Accounts for Trust shares sold	396,460
Other assets	2,384

Total assets	390,961,179

LIABILITIES
Overdraft payable	288,582
Payable for securities purchased	421,834
Distribution fees payable - Class IB	79,720
Administrative fees payable	50,850
Investment management fees payable	8,662
Payable to Separate Accounts for Trust shares redeemed	5,619
Trustees’ fees payable	443
Accrued expenses	55,164

Total liabilities	910,874

NET ASSETS	$390,050,305

Net assets were comprised of:
Paid in capital	$406,943,220
Accumulated undistributed net investment income (loss)	(726,574)
Accumulated undistributed net realized gain (loss) on investments	1,305,339
Unrealized appreciation (depreciation) on investments	(17,471,680)

Net assets	$390,050,305

Class IA
Net asset value, offering and redemption price per share, $1,035,982 / 90,925 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.39

Class IB
Net asset value, offering and redemption price per share, $389,014,323 / 34,160,075 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.39

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

EXPENSES
Distribution fees - Class IB	$385,184
Administrative fees	249,540
Investment management fees	154,788
Professional fees	22,480
Custodian fees	19,836
Printing and mailing expenses	16,857
Trustees’ fees	3,114
Miscellaneous	2,666

Gross expenses	854,465
Less: Waiver from investment advisor	(127,891)

Net expenses	726,574

NET INVESTMENT INCOME (LOSS)	(726,574)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	1,306,097
Net change in unrealized appreciation (depreciation) on securities	(21,498,908)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(20,192,811)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,919,385)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	April 30, 2009* to December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(726,574)	$1,260,075
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	1,306,097	947,106
Net change in unrealized appreciation (depreciation) on investments	(21,498,908)	4,027,228

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(20,919,385)	6,234,409

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA†	—	(13,392)
Class IB	—	(1,344,201)

	—	(1,357,593)

Distributions from net realized capital gains
Class IA†	—	(6,842)
Class IB	—	(844,383)

	—	(851,225)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(2,208,818)

CAPITAL SHARES TRANSACTIONS:
Class IA†
Capital shares sold [ 0 and 156,859 shares, respectively ]	—	1,844,305
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,701 shares, respectively ]	—	20,234
Capital shares repurchased [ (33,898) and (33,737) shares, respectively ]	(394,368)	(401,439)

Total Class IA transactions	(394,368)	1,463,100

Class IB
Capital shares sold [ 18,165,498 and 16,387,441 shares, respectively ]	219,551,668	191,053,214
Capital shares issued in reinvestment of dividends and distributions [ 0 and 183,777 shares, respectively ]	—	2,188,584
Capital shares repurchased [ (530,706) and (55,935) shares, respectively ]	(6,369,105)	(648,994)

Total Class IB transactions	213,182,563	192,592,804

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	212,788,195	194,055,904

TOTAL INCREASE (DECREASE) IN NET ASSETS	191,868,810	198,081,495
NET ASSETS:
Beginning of period	198,181,495	100,000

End of period (a)	$390,050,305	$198,181,495

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(726,574)	$—

* The Portfolio commenced operations on April 30, 2009.
† Class IA commenced operations on September 11, 2009.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2010 (Unaudited)		September 11, 2009* to December 31, 2009
Net asset value, beginning of period	$11.89		$11.58

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.12	(e)
Net realized and unrealized gain (loss) on investments	(0.49)		0.36

Total from investment operations	(0.50)		0.48

Less distributions:
Dividends from net investment income	—		(0.11)
Distributions from net realized gains	—		(0.06)

Total dividends and distributions	—		(0.17)

Net asset value, end of period	$11.39		$11.89

Total return (b)	(4.21)%		4.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,036		$1,485
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.22	%(j)	0.13	%(j)
Before waivers and reimbursements (a)(f)	0.31%		0.43%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.22)%		3.21%
Before waivers and reimbursements (a)(f)(x)	(0.31)%		2.91%
Portfolio turnover rate	5%		36%

Class IB	Six Months Ended June 30, 2010 (Unaudited)		April 30, 2009* to December 31, 2009
Net asset value, beginning of period	$11.90		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.25	(e)
Net realized and unrealized gain (loss) on investments	(0.48)		1.80

Total from investment operations	(0.51)		2.05

Less distributions:
Dividends from net investment income	—		(0.09)
Distributions from net realized gains	—		(0.06)

Total dividends and distributions	—		(0.15)

Net asset value, end of period	$11.39		$11.90

Total return (b)	(4.29)%		20.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$389,014		$196,697
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.47	%(j)	0.48	%(j)
Before waivers and reimbursements (a)(f)	0.56	%(c)	0.80%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.47)%		3.22%
Before waivers and reimbursements (a)(f)(x)	(0.55)%		2.90%
Portfolio turnover rate	5%		36%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds unless otherwise noted.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.85% for Class IA and 1.10% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2010
EQ/Franklin Core Balanced Portfolio	34.1%
EQ/Templeton Global Equity Portfolio	33.1
EQ/Mutual Large Cap Equity Portfolio	32.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$933.30	$0.72
Hypothetical (5% average return before expenses)	1,000.00	1,024.05	0.75
Class IB
Actual	1,000.00	931.90	1.92
Hypothetical (5% average return before expenses)	1,000.00	1,022.81	2.01

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.15% and 0.40%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/Franklin Core Balanced Portfolio*‡	54,948,431	$430,743,637
EQ/Mutual Large Cap Equity Portfolio*‡	55,077,600	413,191,987
EQ/Templeton Global Equity Portfolio*‡	58,329,263	417,279,222

Total Investments (100.0%) (Cost $1,554,560,861)		1,261,214,846
Other Assets Less Liabilities (0.0%)		(273,230)

Net Assets (100%)		$1,260,941,616

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
EQ/Franklin Core Balanced Portfolio	$463,491,009	$5,690,879	$44,478,000	$430,743,637	$—	$(11,342,132)
EQ/Mutual Large Cap Equity Portfolio	462,875,838	5,690,879	37,928,616	413,191,987	—	(11,692,748)
EQ/Templeton Global Equity Portfolio	462,984,290	27,591,049	28,367,930	417,279,222	—	(9,631,500)

	$1,389,351,137	$38,972,807	$110,774,546	$1,261,214,846	$—	$(32,666,380)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,261,214,846	$—	$1,261,214,846

Total Assets	$—	$1,261,214,846	$—	$1,261,214,846

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,261,214,846	$—	$1,261,214,846

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$38,972,807
Net Proceeds of Sales and Redemptions:
Investment Companies	$78,108,166

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1
Aggregate gross unrealized depreciation	(293,346,016)

Net unrealized depreciation	$(293,346,015)

Federal income tax cost of investments	$1,554,560,861

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,554,560,861)	$1,261,214,846
Receivable for securities sold	2,911,528
Receivable from Separate Accounts for Trust shares sold	600,899

Total assets	1,264,727,273

LIABILITIES
Overdraft payable	2,896,228
Payable to Separate Accounts for Trust shares redeemed	282,737
Distribution fees payable - Class IB	268,772
Administrative fees payable	138,949
Trustees’ fees payable	1,254
Accrued expenses	197,717

Total liabilities	3,785,657

NET ASSETS	$1,260,941,616

Net assets were comprised of:
Paid in capital	$1,644,576,441
Accumulated undistributed net investment income (loss)	(2,729,082)
Accumulated undistributed net realized gain (loss) on investments	(87,559,728)
Unrealized appreciation (depreciation) on investments	(293,346,015)

Net assets	$1,260,941,616

Class IA
Net asset value, offering and redemption price per share, $285,762 / 42,515 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.72

Class IB
Net asset value, offering and redemption price per share, $1,260,655,854 / 187,833,766 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.71

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Interest	$2

EXPENSES
Distribution fees - Class IB	1,706,161
Administrative fees	1,041,197
Investment management fees	341,289
Printing and mailing expenses	80,481
Professional fees	29,912
Trustees’ fees	16,240
Custodian fees	6,447
Miscellaneous	17,145

Gross expenses	3,238,872
Less: Waiver from investment advisor	(509,778)

Net expenses	2,729,094

NET INVESTMENT INCOME (LOSS)	(2,729,092)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	(32,666,380)
Net change in unrealized appreciation (depreciation) on securities	(56,334,552)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(89,000,932)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(91,730,024)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,729,092)	$29,137,109
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(32,666,380)	(48,040,280)
Net change in unrealized appreciation (depreciation) on investments	(56,334,552)	332,037,794

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(91,730,024)	313,134,623

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,870)
Class IB	—	(29,153,152)

TOTAL DIVIDENDS	—	(29,155,022)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 32,005 and 208 shares, respectively ]	232,691	1,500
Capital shares issued in reinvestment of dividends [ 0 and 260 shares, respectively ]	—	1,870
Capital shares repurchased [ (780) and 0 shares, respectively ]	(5,290)	—

Total Class IA transactions	227,401	3,370

Class IB
Capital shares sold [ 6,166,463 and 27,618,989 shares, respectively ]	44,641,629	162,277,796
Capital shares issued in reinvestment of dividends [ 0 and 4,057,835 shares, respectively ]	—	29,153,152
Capital shares repurchased [ (11,385,027) and (18,604,107) shares, respectively ]	(81,366,542)	(116,004,808)

Total Class IB transactions	(36,724,913)	75,426,140

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(36,497,512)	75,429,510

TOTAL INCREASE (DECREASE) IN NET ASSETS	(128,227,536)	359,409,111
NET ASSETS:
Beginning of period	1,389,169,152	1,029,760,041

End of period (a)	$1,260,941,616	$1,389,169,152

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(2,729,082)	$10

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,				April 30, 2007* to December 31, 2007
Class IA			2009		2008
Net asset value, beginning of period	$7.20		$5.73		$9.59		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.17	(e)	0.33	(e)	0.14	(e)
Net realized and unrealized gain (loss) on investments	(0.47)		1.47		(3.86)		(0.40)

Total from investment operations	(0.48)		1.64		(3.53)		(0.26)

Less distributions:
Dividends from net investment income	—		(0.17)		(0.33)		(0.15)
Distributions from net realized gains	—		—		—	#	—	#

Total dividends and distributions	—		(0.17)		(0.33)		(0.15)

Net asset value, end of period	$6.72		$7.20		$5.73		$9.59

Total return (b)	(6.67)%		28.67%		(36.65)%		(2.54)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$286		$81		$62		$97
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.15%		0.11	%(gg)	—	%(gg)	—	%(gg)
Before waivers and reimbursements (a)(f)	0.22%		0.24%		0.24%		0.27	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.15)%		2.71%		4.11%		2.12%
Before waivers and reimbursements (a)(f)(x)	(0.22)%		2.58%		3.86%		(8.52)%
Portfolio turnover rate	3%		7%		1%		0%

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,				April 30, 2007* to December 31, 2007
Class IB			2009		2008
Net asset value, beginning of period	$7.20		$5.72		$9.59		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.15	(e)	0.40	(e)	0.27	(e)
Net realized and unrealized gain (loss) on investments	(0.48)		1.48		(3.95)		(0.54)

Total from investment operations	(0.49)		1.63		(3.55)		(0.27)

Less distributions:
Dividends from net investment income	—		(0.15)		(0.32)		(0.14)
Distributions from net realized gains	—		—		—	#	—	#

Total dividends and distributions	—		(0.15)		(0.32)		(0.14)

Net asset value, end of period	$6.71		$7.20		$5.72		$9.59

Total return (b)	(6.81)%		28.58%		(36.92)%		(2.71)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,260,656		$1,389,088		$1,029,698		$825,630
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%		0.36	%(gg)	0.25	%(gg)	0.25	%(gg)
Before waivers and reimbursements (a)(f)	0.47%		0.49%		0.49%		0.52	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.40)%		2.46%		5.08%		4.05%
Before waivers and reimbursements (a)(f)(x)	(0.47)%		2.33%		4.83%		3.78%
Portfolio turnover rate	3%		7%		1%		0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds unless otherwise noted.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(gg)	Effective May 1, 2007 through May 1, 2009, the Manager has voluntarily waived management and administration fees and reimbursed all other expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of investment companies in which the Portfolio invests, Rule 12b-1 fees and extraordinary expenses).

See Notes to Financial Statements.

EQ/INTERNATIONAL ETF PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2010
iShares MSCI EAFE Index Fund	50.8%
iShares S&P Europe 350 Index Fund	13.5
iShares MSCI Japan Index Fund	9.0
iShares MSCI United Kingdom Index Fund	4.3
iShares MSCI EAFE Growth Index Fund	4.1
iShares MSCI EAFE Value Index Fund	3.8
iShares MSCI Pacific ex-Japan Index Fund	3.7
iShares MSCI France Index Fund	2.3
iShares MSCI Switzerland Index Fund	1.9
iShares MSCI Germany Index Fund	1.7
iShares MSCI Australia Index Fund	1.4
iShares MSCI Sweden Index Fund	0.9
iShares MSCI Spain Index Fund	0.6
iShares MSCI Hong Kong Index Fund	0.5
iShares MSCI Singapore Index Fund	0.4
iShares MSCI Netherlands Investable Market Index Fund	0.4
iShares MSCI Italy Index Fund	0.4
SPDR DJ EURO Stoxx 50 Fund	0.2
iShares MSCI Belgium Investable Market Index Fund	0.1
iShares MSCI Austria Investable Market Index Fund	0.0	#

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$855.70	$2.53
Hypothetical (5% average return before expenses)	1,000.00	1,022.07	2.76
Class IB
Actual	1,000.00	854.30	3.68
Hypothetical (5% average return before expenses)	1,000.00	1,020.83	4.01

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.55% and 0.80%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
iShares MSCI Australia Index Fund	207,918	$3,946,284
iShares MSCI Austria Investable Market Index Fund	7,741	118,205
iShares MSCI Belgium Investable Market Index Fund	29,239	317,243
iShares MSCI EAFE Growth Index Fund	229,309	11,022,884
iShares MSCI EAFE Index Fund	2,970,341	138,150,560
iShares MSCI EAFE Value Index Fund	250,710	10,336,773
iShares MSCI France Index Fund	324,506	6,347,337
iShares MSCI Germany Index Fund	241,823	4,524,508
iShares MSCI Hong Kong Index Fund	94,164	1,390,802
iShares MSCI Italy Index Fund	75,680	1,044,384
iShares MSCI Japan Index Fund	2,655,532	24,430,894
iShares MSCI Netherlands Investable Market Index Fund	66,764	1,142,332
iShares MSCI Pacific ex-Japan Index Fund	278,156	9,941,296
iShares MSCI Singapore Index Fund	108,214	1,216,325
iShares MSCI Spain Index Fund	52,132	1,659,362

	Number of Shares	Value (Note 1)

iShares MSCI Sweden Index Fund	104,584	$2,387,653
iShares MSCI Switzerland Index Fund	253,933	5,076,121
iShares MSCI United Kingdom Index Fund	870,800	11,703,552
iShares S&P Europe 350 Index Fund	1,172,134	36,746,401
SPDR DJ EURO Stoxx 50 Fund	17,360	530,695

Total Investment Companies (99.3%) (Cost $236,432,723)		272,033,611

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.8%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $4,872,876)	$4,872,876	4,872,876

Total Investments (101.1%) (Cost/Amortized Cost $241,305,599)		276,906,487
Other Assets Less Liabilities (-1.1%)		(2,910,815)

Net Assets (100%)		$273,995,672

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$272,033,611	$—	$—	$272,033,611
Short-Term Investments	—	4,872,876	—	4,872,876

Total Assets	$272,033,611	$4,872,876	$—	$276,906,487

Total Liabilities	$—	$—	$—	$—

Total	$272,033,611	$4,872,876	$—	$276,906,487

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$15,361,749
Net Proceeds of Sales and Redemptions:
Investment Companies	$6,307,657

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,080,647
Aggregate gross unrealized depreciation	(1,479,759)

Net unrealized appreciation	$35,600,888

Federal income tax cost of investments	$241,305,599

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $241,305,599)	$276,906,487
Receivable from Separate Accounts for Trust shares sold	48,571

Total assets	276,955,058

LIABILITIES
Payable for securities purchased	2,698,503
Investment management fees payable	90,334
Payable to Separate Accounts for Trust shares redeemed	79,570
Administrative fees payable	26,198
Trustees’ fees payable	199
Distribution fees payable - Class IB	179
Accrued expenses	64,403

Total liabilities	2,959,386

NET ASSETS	$273,995,672

Net assets were comprised of:
Paid in capital	233,020,665
Accumulated undistributed net investment income (loss)	4,008,037
Accumulated undistributed net realized gain (loss) on investments	1,366,082
Unrealized appreciation (depreciation) on investments	35,600,888

Net assets	$273,995,672

Class IA
Net asset value, offering and redemption price per share, $273,151,896 / 46,095,669 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.93

Class IB
Net asset value, offering and redemption price per share, $843,776 / 142,445 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.92

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$4,830,638

EXPENSES
Investment management fees	597,912
Administrative fees	169,288
Custodian fees	28,430
Professional fees	20,606
Printing and mailing expenses	17,680
Trustees’ fees	3,592
Distribution fees - Class IB	1,176
Miscellaneous	10,701

Gross expenses	849,385
Less: Waiver from investment advisor	(26,783)

Net expenses	822,602

NET INVESTMENT INCOME (LOSS)	4,008,036

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	1,174,153
Net change in unrealized appreciation (depreciation) on securities	(50,358,226)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(49,184,073)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(45,176,037)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,008,036	$26,080,678
Net realized gain (loss) on investments	1,174,153	455,951,427
Net change in unrealized appreciation (depreciation) on investments	(50,358,226)	104,397,807

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(45,176,037)	586,429,912

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(26,255,473)
Class IB	—	(80,527)

	—	(26,336,000)

Distributions from net realized capital gains
Class IA	—	(10,203,172)
Class IB	—	(32,297)

	—	(10,235,469)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(36,571,469)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,968,993 and 221,618,827 shares, respectively ]	18,728,278	1,139,377,769
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,363,749 shares, respectively ]	—	36,458,645
Capital shares repurchased [ (2,058,751) and (186,579,226) shares, respectively ]	(13,461,785)	(1,443,033,153)

Total Class IA transactions	5,266,493	(267,196,739)

Class IB
Capital shares issued in reinvestment of dividends and distributions [ 0 and 16,582 shares, respectively ]	—	112,824

Total Class IB transactions	—	112,824

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,266,493	(267,083,915)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(39,909,544)	282,774,528
NET ASSETS:
Beginning of period	313,905,216	31,130,688

End of period (a)	$273,995,672	$313,905,216

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,008,037	$1

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,			August 25, 2006* to December 31, 2006
Class IA		2009	2008	2007
Net asset value, beginning of period	$6.93	$6.34	$11.90	$10.99	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.09 (e)	0.22 (e)	0.38 (e)	0.42 (e)	0.24	(e)
Net realized and unrealized gain (loss) on investments	(1.09)	1.29	(5.44)	0.78	0.91

Total from investment operations	(1.00)	1.51	(5.06)	1.20	1.15

Less distributions:
Dividends from net investment income	—	(0.66)	(0.17)	(0.22)	(0.16)
Distributions from net realized gains	—	(0.26)	— #	(0.07)	—
Return of capital	—	—	(0.33)	—	—

Total dividends and distributions	—	(0.92)	(0.50)	(0.29)	(0.16)

Net asset value, end of period	$5.93	$6.93	$6.34	$11.90	$10.99

Total return (b)	(14.43)%	24.04%	(42.62)%	10.93%	11.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$273,152	$312,918	$30,332	$11,578	$3,339
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55%	0.43%	0.40%	0.40%	0.40%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.55%	0.43%	0.26%	0.33%	0.10	%(c)
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.57%	0.55%	0.87%	1.50%	4.93	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	2.68%	3.32%	4.12%	3.40%	6.34%
After waivers, reimbursements and fees paid indirectly (a)(f)(x)	2.68%	3.32%	4.26%	3.47%	6.60%
Before waivers, reimbursements and fees paid indirectly (a)(f)(x)	2.67%	3.19%	3.65%	2.30%	1.79%
Portfolio turnover rate	2%	12%	18%	8%	0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,						August 25, 2006* to December 31, 2006
Class IB		2009		2008		2007
Net asset value, beginning of period	$6.93	$6.35		$11.90		$10.99		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.08 (e)	0.15	(e)	0.27	(e)	0.22	(e)	0.20	(e)
Net realized and unrealized gain (loss) on investments	(1.09)	1.33		(5.34)		0.94		0.94

Total from investment operations	(1.01)	1.48		(5.07)		1.16		1.14

Less distributions:
Dividends from net investment income	—	(0.64)		(0.15)		(0.18)		(0.15)
Distributions from net realized gains	—	(0.26)		—	#	(0.07)		—
Return of capital	—	—		(0.33)		—		—

Total dividends and distributions	—	(0.90)		(0.48)		(0.25)		(0.15)

Net asset value, end of period	$5.92	$6.93		$6.35		$11.90		$10.99

Total return(b)	(14.57)%	23.52%		(42.68)%		10.63%		11.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$844	$987		$799		$1,849		$1,671
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.80%	0.68	%(c)	0.65%		0.65%		0.65%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.80%	0.68	%(c)	0.51	%(c)	0.58%		0.35	%(c)
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.82%	0.80	%(c)	1.12	%(c)	1.75	%(c)	5.18	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	2.36%	2.22%		2.68%		1.81%		5.14%
After waivers, reimbursements and fees paid indirectly (a)(f)(x)	2.36%	2.22%		2.82%		1.88%		5.52%
Before waivers, reimbursements and fees paid indirectly (a)(f)(x)	2.35%	2.05%		2.14%		0.63%		0.55%
Portfolio turnover rate	2%	12%		18%		8%		0%

*	Commencement of Operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds unless otherwise noted.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA TACTICAL MANAGER 500 PORTFOLIO-I (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Information Technology	13.2%
Financials	11.5
Health Care	8.5
Consumer Staples	8.1
Energy	7.5
Industrials	7.3
Consumer Discretionary	7.1
Utilities	2.7
Materials	2.4
Telecommunication Services	2.1
Cash and Other	29.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$921.70	$3.14
Hypothetical (5% average return before expenses)	1,000.00	1,021.52	3.31
Class IB
Actual	1,000.00	913.70	4.27
Hypothetical (5% average return before expenses)	1,000.00	1,020.33	4.51

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.66% and 0.91% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.1%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	9,216	$91,607
Johnson Controls, Inc.	25,560	686,797

		778,404

Automobiles (0.3%)
Ford Motor Co.*	129,825	1,308,636
Harley-Davidson, Inc.	8,915	198,180

		1,506,816

Distributors (0.0%)
Genuine Parts Co.	6,039	238,239

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	4,891	207,721
DeVry, Inc.	2,356	123,666
H&R Block, Inc.	12,767	200,314

		531,701

Hotels, Restaurants & Leisure (1.2%)
Carnival Corp.	16,515	499,414
Darden Restaurants, Inc.	5,320	206,682
International Game Technology	11,287	177,206
Marriott International, Inc., Class A	9,686	289,999
McDonald’s Corp.	41,001	2,700,736
Starbucks Corp.	28,287	687,374
Starwood Hotels & Resorts Worldwide, Inc.	7,310	302,853
Wyndham Worldwide Corp.	6,804	137,033
Wynn Resorts Ltd.	2,627	200,361
Yum! Brands, Inc.	17,857	697,137

		5,898,795

Household Durables (0.3%)
D.R. Horton, Inc.	10,524	103,451
Fortune Brands, Inc.	5,783	226,578
Harman International Industries, Inc.*	2,642	78,969
Leggett & Platt, Inc.	5,648	113,299
Lennar Corp., Class A	6,191	86,117
Newell Rubbermaid, Inc.	10,570	154,745
Pulte Group, Inc.*	12,072	99,956
Stanley Black & Decker, Inc.	6,166	311,506
Whirlpool Corp.	2,846	249,936

		1,424,557

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	13,104	1,431,743
Expedia, Inc.	8,045	151,085
priceline.com, Inc.*	1,808	319,185

		1,902,013

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.*	10,220	44,355
Hasbro, Inc.	4,981	204,719
Mattel, Inc.	13,837	292,791

		541,865

Media (2.2%)
CBS Corp., Class B	25,762	333,103
Comcast Corp., Class A	107,537	1,867,918

	Number of Shares	Value (Note 1)

DIRECTV, Class A*	34,636	$1,174,853
Discovery Communications, Inc., Class A*	10,789	385,275
Gannett Co., Inc.	9,031	121,557
Interpublic Group of Cos., Inc.*	18,487	131,812
McGraw-Hill Cos., Inc.	12,012	338,018
Meredith Corp.	1,397	43,489
New York Times Co., Class A*	4,426	38,285
News Corp., Class A	85,744	1,025,498
Omnicom Group, Inc.	11,813	405,186
Scripps Networks Interactive, Inc., Class A	3,408	137,479
Time Warner Cable, Inc.	13,492	702,663
Time Warner, Inc.	43,437	1,255,764
Viacom, Inc., Class B	23,110	724,961
Walt Disney Co.	74,643	2,351,254
Washington Post Co., Class B	232	95,231

		11,132,346

Multiline Retail (0.6%)
Big Lots, Inc.*	3,145	100,923
Family Dollar Stores, Inc.	5,265	198,438
J.C. Penney Co., Inc.	8,979	192,869
Kohl’s Corp.*	11,667	554,182
Macy’s, Inc.	16,020	286,758
Nordstrom, Inc.	6,289	202,443
Sears Holdings Corp.*	1,847	119,408
Target Corp.	28,068	1,380,104

		3,035,125

Specialty Retail (1.4%)
Abercrombie & Fitch Co., Class A	3,348	102,750
AutoNation, Inc.*	3,438	67,041
AutoZone, Inc.*	1,130	218,339
Bed Bath & Beyond, Inc.*	9,969	369,651
Best Buy Co., Inc.	13,305	450,507
CarMax, Inc.*	8,500	169,150
GameStop Corp., Class A*	5,815	109,264
Gap, Inc.	17,109	332,941
Home Depot, Inc.	64,041	1,797,631
Limited Brands, Inc.	10,178	224,628
Lowe’s Cos., Inc.	54,469	1,112,257
Office Depot, Inc.*	10,452	42,226
O’Reilly Automotive, Inc.*	5,234	248,929
RadioShack Corp.	4,765	92,965
Ross Stores, Inc.	4,713	251,156
Staples, Inc.	27,739	528,428
Tiffany & Co.	4,961	188,071
TJX Cos., Inc.	15,549	652,281
Urban Outfitters, Inc.*	4,937	169,783

		7,127,998

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	11,628	425,003
NIKE, Inc., Class B	14,839	1,002,375
Polo Ralph Lauren Corp.	2,507	182,911
VF Corp.	3,366	239,592

		1,849,881

Total Consumer Discretionary		35,967,740

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (8.1%)
Beverages (1.9%)
Brown-Forman Corp., Class B	4,136	$236,703
Coca-Cola Co.	87,925	4,406,801
Coca-Cola Enterprises, Inc.	12,532	324,078
Constellation Brands, Inc., Class A*	7,600	118,712
Dr. Pepper Snapple Group, Inc.	9,364	350,120
Molson Coors Brewing Co., Class B	6,028	255,346
PepsiCo, Inc.	61,464	3,746,231

		9,437,991

Food & Staples Retailing (1.8%)
Costco Wholesale Corp.	16,889	926,024
CVS Caremark Corp.	51,866	1,520,711
Kroger Co.	24,729	486,914
Safeway, Inc.	14,794	290,850
SUPERVALU, Inc.	8,066	87,435
Sysco Corp.	22,547	644,168
Walgreen Co.	37,290	995,643
Wal-Mart Stores, Inc.	79,173	3,805,846
Whole Foods Market, Inc.*	6,482	233,482

		8,991,073

Food Products (1.4%)
Archer-Daniels-Midland Co.	24,451	631,325
Campbell Soup Co.	7,177	257,152
ConAgra Foods, Inc.	16,872	393,455
Dean Foods Co.*	6,898	69,463
General Mills, Inc.	25,340	900,077
H.J. Heinz Co.	12,033	520,066
Hershey Co.	6,331	303,445
Hormel Foods Corp.	2,644	107,029
J.M. Smucker Co.	4,529	272,736
Kellogg Co.	9,702	488,010
Kraft Foods, Inc., Class A	66,445	1,860,460
McCormick & Co., Inc. (Non-Voting)	5,028	190,863
Mead Johnson Nutrition Co.	7,781	389,984
Sara Lee Corp.	25,161	354,770
Tyson Foods, Inc., Class A	11,607	190,239

		6,929,074

Household Products (1.8%)
Clorox Co.	5,336	331,685
Colgate-Palmolive Co.	18,692	1,472,182
Kimberly-Clark Corp.	15,841	960,440
Procter & Gamble Co.	109,758	6,583,285

		9,347,592

Personal Products (0.1%)
Avon Products, Inc.	16,267	431,075
Estee Lauder Cos., Inc., Class A	4,497	250,618

		681,693

Tobacco (1.1%)
Altria Group, Inc.	79,672	1,596,627
Lorillard, Inc.	5,891	424,034
Philip Morris International, Inc.	70,578	3,235,296

	Number of Shares	Value (Note 1)

Reynolds American, Inc.	6,432	$335,236

		5,591,193

Total Consumer Staples		40,978,616

Energy (7.5%)
Energy Equipment & Services (1.2%)
Baker Hughes, Inc.	16,339	679,212
Cameron International Corp.*	9,302	302,501
Diamond Offshore Drilling, Inc.	2,645	164,492
FMC Technologies, Inc.*	4,642	244,448
Halliburton Co.	34,440	845,502
Helmerich & Payne, Inc.	4,022	146,883
Nabors Industries Ltd.*	10,832	190,860
National Oilwell Varco, Inc.	15,923	526,574
Rowan Cos., Inc.*	4,331	95,022
Schlumberger Ltd.	45,532	2,519,741
Smith International, Inc.	9,452	355,868

		6,071,103

Oil, Gas & Consumable Fuels (6.3%)
Anadarko Petroleum Corp.	18,976	684,844
Apache Corp.	12,909	1,086,809
Cabot Oil & Gas Corp.	3,944	123,526
Chesapeake Energy Corp.	24,804	519,644
Chevron Corp.	76,555	5,195,022
ConocoPhillips	56,761	2,786,398
Consol Energy, Inc.	8,611	290,707
Denbury Resources, Inc.*	15,047	220,288
Devon Energy Corp.	17,001	1,035,701
El Paso Corp.	26,685	296,470
EOG Resources, Inc.	9,648	949,074
Exxon Mobil Corp.	194,806	11,117,603
Hess Corp.	11,082	557,868
Marathon Oil Corp.	26,938	837,502
Massey Energy Co.	3,864	105,680
Murphy Oil Corp.	7,273	360,377
Noble Energy, Inc.	6,638	400,471
Occidental Petroleum Corp.	31,011	2,392,499
Peabody Energy Corp.	10,226	400,143
Pioneer Natural Resources Co.	4,397	261,402
Range Resources Corp.	6,055	243,108
Southwestern Energy Co.*	13,169	508,850
Spectra Energy Corp.	24,637	494,465
Sunoco, Inc.	4,742	164,879
Tesoro Corp.	5,519	64,407
Valero Energy Corp.	21,491	386,408
Williams Cos., Inc.	22,206	405,926

		31,890,071

Total Energy		37,961,174

Financials (11.5%)
Capital Markets (1.7%)
Ameriprise Financial, Inc.	9,722	351,256
Bank of New York Mellon Corp.	46,354	1,144,480
Charles Schwab Corp.	37,199	527,482
E*TRADE Financial Corp.*	7,535	89,064
Federated Investors, Inc., Class B	3,369	69,772
Franklin Resources, Inc.	5,645	486,543

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Goldman Sachs Group, Inc.	19,620	$2,575,517
Invesco Ltd.	18,005	303,024
Janus Capital Group, Inc.	6,988	62,053
Legg Mason, Inc.	6,186	173,394
Morgan Stanley	53,199	1,234,749
Northern Trust Corp.	9,196	429,453
State Street Corp.	19,120	646,638
T. Rowe Price Group, Inc.	9,855	437,464

		8,530,889

Commercial Banks (2.2%)
BB&T Corp.	26,281	691,453
Comerica, Inc.	6,622	243,888
Fifth Third Bancorp	30,253	371,809
First Horizon National Corp.*	8,681	99,393
Huntington Bancshares, Inc./Ohio	27,258	151,009
KeyCorp	33,413	256,946
M&T Bank Corp.	3,161	268,527
Marshall & Ilsley Corp.	20,039	143,880
PNC Financial Services Group, Inc.	20,048	1,132,712
Regions Financial Corp.	45,381	298,607
SunTrust Banks, Inc.	19,001	442,723
U.S. Bancorp	73,239	1,636,892
Wells Fargo & Co.	198,566	5,083,290
Zions Bancorp	6,099	131,556

		10,952,685

Consumer Finance (0.6%)
American Express Co.	45,781	1,817,506
Capital One Financial Corp.	17,324	698,157
Discover Financial Services	20,684	289,162
SLM Corp.*	18,451	191,706

		2,996,531

Diversified Financial Services (3.2%)
Bank of America Corp.	382,373	5,494,700
Citigroup, Inc.*	861,472	3,239,135
CME Group, Inc.	2,504	705,001
IntercontinentalExchange, Inc.*	2,801	316,597
JPMorgan Chase & Co.	151,634	5,551,321
Leucadia National Corp.*	7,220	140,862
Moody’s Corp.	7,481	149,021
NASDAQ OMX Group, Inc.*	5,631	100,119
NYSE Euronext	9,931	274,394

		15,971,150

Insurance (2.8%)
Aflac, Inc.	17,851	761,702
Allstate Corp.	20,417	586,580
American International Group, Inc.*	5,134	176,815
Aon Corp.	10,408	386,345
Assurant, Inc.	4,262	147,891
Berkshire Hathaway, Inc., Class B*	63,102	5,028,598
Chubb Corp.	12,503	625,275
Cincinnati Financial Corp.	6,199	160,368
Genworth Financial, Inc., Class A*	18,609	243,220
Hartford Financial Services Group, Inc.	16,884	373,643

	Number of Shares	Value (Note 1)

Lincoln National Corp.	11,501	$279,359
Loews Corp.	13,502	449,752
Marsh & McLennan Cos., Inc.	20,682	466,379
MetLife, Inc.	31,169	1,176,941
Principal Financial Group, Inc.	12,156	284,937
Progressive Corp.	25,553	478,352
Prudential Financial, Inc.	17,694	949,460
Torchmark Corp.	3,152	156,056
Travelers Cos., Inc.	18,878	929,742
Unum Group	12,647	274,440
XL Capital Ltd., Class A	13,017	208,402

		14,144,257

Real Estate Investment Trusts (REITs) (0.9%)
Apartment Investment & Management Co. (REIT), Class A	4,457	86,332
AvalonBay Communities, Inc. (REIT)	3,200	298,784
Boston Properties, Inc. (REIT)	5,288	377,246
Equity Residential (REIT)	10,726	446,631
HCP, Inc. (REIT)	11,181	360,587
Health Care REIT, Inc. (REIT)	4,706	198,217
Host Hotels & Resorts, Inc. (REIT)	24,854	335,032
Kimco Realty Corp. (REIT)	15,431	207,393
Plum Creek Timber Co., Inc. (REIT)	6,195	213,913
ProLogis (REIT)	18,043	182,776
Public Storage (REIT)	5,163	453,879
Simon Property Group, Inc. (REIT)	11,154	900,685
Ventas, Inc. (REIT)	5,963	279,963
Vornado Realty Trust (REIT)	5,999	437,627

		4,779,065

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	10,286	139,992

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	18,030	220,687
People’s United Financial, Inc.	14,127	190,715

		411,402

Total Financials		57,925,971

Health Care (8.5%)
Biotechnology (1.0%)
Amgen, Inc.*	36,509	1,920,373
Biogen Idec, Inc.*	10,259	486,790
Celgene Corp.*	17,674	898,193
Cephalon, Inc.*	2,851	161,794
Genzyme Corp.*	10,125	514,046
Gilead Sciences, Inc.*	33,916	1,162,641

		5,143,837

Health Care Equipment & Supplies (1.3%)
Baxter International, Inc.	22,732	923,829
Becton, Dickinson and Co.	8,969	606,484
Boston Scientific Corp.*	57,508	333,546
C.R. Bard, Inc.	3,640	282,209

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

CareFusion Corp.*	6,747	$153,157
DENTSPLY International, Inc.	5,600	167,496
Hospira, Inc.*	6,415	368,542
Intuitive Surgical, Inc.*	1,511	476,902
Medtronic, Inc.	42,034	1,524,573
St. Jude Medical, Inc.*	12,383	446,902
Stryker Corp.	10,754	538,345
Varian Medical Systems, Inc.*	4,716	246,553
Zimmer Holdings, Inc.*	7,729	417,752

		6,486,290

Health Care Providers & Services (1.5%)
Aetna, Inc.	16,194	427,198
AmerisourceBergen Corp.	10,745	341,154
Cardinal Health, Inc.	13,754	462,272
CIGNA Corp.	10,463	324,981
Coventry Health Care, Inc.*	5,632	99,574
DaVita, Inc.*	3,927	245,202
Express Scripts, Inc.*	20,951	985,116
Humana, Inc.*	6,477	295,805
Laboratory Corp. of America Holdings*	3,984	300,194
McKesson Corp.	10,393	697,994
Medco Health Solutions, Inc.*	17,411	958,998
Patterson Cos., Inc.	3,550	101,281
Quest Diagnostics, Inc.	5,719	284,635
Tenet Healthcare Corp.*	16,475	71,501
UnitedHealth Group, Inc.	43,321	1,230,316
WellPoint, Inc.*	16,281	796,629

		7,622,850

Health Care Technology (0.1%)
Cerner Corp.*	2,586	196,251

Life Sciences Tools & Services (0.3%)
Life Technologies Corp.*	7,076	334,341
Millipore Corp.*	2,132	227,378
PerkinElmer, Inc.	4,473	92,457
Thermo Fisher Scientific, Inc.*	15,580	764,199
Waters Corp.*	3,561	230,396

		1,648,771

Pharmaceuticals (4.3%)
Abbott Laboratories, Inc.	58,828	2,751,974
Allergan, Inc.	11,701	681,700
Bristol-Myers Squibb Co.	65,613	1,636,388
Eli Lilly and Co.	38,613	1,293,536
Forest Laboratories, Inc.*	11,505	315,582
Johnson & Johnson	105,114	6,208,033
King Pharmaceuticals, Inc.*	9,453	71,748
Merck & Co., Inc.	118,841	4,155,870
Mylan, Inc.*	11,669	198,840
Pfizer, Inc.	307,738	4,388,344
Watson Pharmaceuticals, Inc.*	4,055	164,511

		21,866,526

Total Health Care		42,964,525

	Number of Shares	Value (Note 1)

Industrials (7.3%)
Aerospace & Defense (2.0%)
Boeing Co.	28,954	$1,816,864
General Dynamics Corp.	14,677	859,485
Goodrich Corp.	4,763	315,549
Honeywell International, Inc.	29,326	1,144,594
ITT Corp.	6,959	312,598
L-3 Communications Holdings, Inc.	4,398	311,554
Lockheed Martin Corp.	11,877	884,836
Northrop Grumman Corp.	11,521	627,203
Precision Castparts Corp.	5,391	554,842
Raytheon Co.	14,615	707,220
Rockwell Collins, Inc.	5,982	317,824
United Technologies Corp.	35,632	2,312,873

		10,165,442

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	6,338	352,773
Expeditors International of Washington, Inc.	8,071	278,530
FedEx Corp.	11,907	834,800
United Parcel Service, Inc., Class B	37,780	2,149,304

		3,615,407

Airlines (0.1%)
Southwest Airlines Co.	28,282	314,213

Building Products (0.0%)
Masco Corp.	13,651	146,885

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	4,264	137,002
Cintas Corp.	5,002	119,898
Iron Mountain, Inc.	6,895	154,862
Pitney Bowes, Inc.	7,893	173,330
R.R. Donnelley & Sons Co.	7,818	127,981
Republic Services, Inc.	12,322	366,333
Stericycle, Inc.*	3,226	211,561
Waste Management, Inc.	18,454	577,426

		1,868,393

Construction & Engineering (0.1%)
Fluor Corp.	6,803	289,128
Jacobs Engineering Group, Inc.*	4,740	172,726
Quanta Services, Inc.*	7,993	165,055

		626,909

Electrical Equipment (0.4%)
Emerson Electric Co.	28,632	1,250,932
Rockwell Automation, Inc.	5,432	266,657
Roper Industries, Inc.	3,565	199,497

		1,717,086

Industrial Conglomerates (1.6%)
3M Co.	27,207	2,149,081
General Electric Co.	406,897	5,867,454
Textron, Inc.	10,373	176,030

		8,192,565

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Machinery (1.2%)
Caterpillar, Inc.	23,928	$1,437,355
Cummins, Inc.	7,662	499,026
Danaher Corp.	20,044	744,033
Deere & Co.	16,134	898,341
Dover Corp.	7,089	296,249
Eaton Corp.	6,430	420,779
Flowserve Corp.	2,125	180,200
Illinois Tool Works, Inc.	14,720	607,642
PACCAR, Inc.	13,858	552,519
Pall Corp.	4,465	153,462
Parker Hannifin Corp.	6,118	339,304
Snap-On, Inc.	2,198	89,920

		6,218,830

Professional Services (0.1%)
Dun & Bradstreet Corp.	1,940	130,213
Equifax, Inc.	4,808	134,912
Robert Half International, Inc.	5,655	133,175

		398,300

Road & Rail (0.6%)
CSX Corp.	14,841	736,559
Norfolk Southern Corp.	14,066	746,201
Ryder System, Inc.	2,032	81,748
Union Pacific Corp.	19,361	1,345,783

		2,910,291

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,993	250,599
W.W. Grainger, Inc.	2,342	232,912

		483,511

Total Industrials		36,657,832

Information Technology (13.2%)
Communications Equipment (1.6%)
Cisco Systems, Inc.*	217,870	4,642,810
Harris Corp.	4,977	207,292
JDS Uniphase Corp.*	8,504	83,680
Juniper Networks, Inc.*	19,993	456,240
Motorola, Inc.*	88,575	577,509
QUALCOMM, Inc.	62,517	2,053,058
Tellabs, Inc.	14,624	93,447

		8,114,036

Computers & Peripherals (3.2%)
Apple, Inc.*	34,680	8,723,061
Dell, Inc.*	65,519	790,159
EMC Corp.*	78,630	1,438,929
Hewlett-Packard Co.	88,972	3,850,708
Lexmark International, Inc., Class A*	2,972	98,165
NetApp, Inc.*	13,114	489,284
QLogic Corp.*	4,334	72,031
SanDisk Corp.*	8,703	366,135
Teradata Corp.*	6,344	193,365
Western Digital Corp.*	8,700	262,392

		16,284,229

	Number of Shares	Value (Note 1)

Electronic Equipment, Instruments & Components (0.4%)
Agilent Technologies, Inc.*	13,273	$377,351
Amphenol Corp., Class A	6,592	258,934
Corning, Inc.	59,318	957,986
FLIR Systems, Inc.*	5,817	169,216
Jabil Circuit, Inc.	7,346	97,702
Molex, Inc.	5,158	94,082

		1,955,271

Internet Software & Services (1.2%)
Akamai Technologies, Inc.*	6,548	265,652
eBay, Inc.*	43,455	852,153
Google, Inc., Class A*	9,225	4,104,664
Monster Worldwide, Inc.*	4,779	55,675
VeriSign, Inc.*	6,980	185,319
Yahoo!, Inc.*	44,869	620,538

		6,084,001

IT Services (2.2%)
Automatic Data Processing, Inc.	19,209	773,354
Cognizant Technology Solutions Corp., Class A*	11,509	576,141
Computer Sciences Corp.	5,845	264,486
Fidelity National Information Services, Inc.	12,554	336,698
Fiserv, Inc.*	5,796	264,645
International Business Machines Corp.	48,873	6,034,838
Mastercard, Inc., Class A	3,672	732,674
Paychex, Inc.	12,239	317,847
SAIC, Inc.*	11,151	186,668
Total System Services, Inc.	7,504	102,054
Visa, Inc., Class A	17,248	1,220,296
Western Union Co.	25,617	381,950

		11,191,651

Office Electronics (0.1%)
Xerox Corp.	52,550	422,502

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	21,482	157,248
Altera Corp.	11,700	290,277
Analog Devices, Inc.	11,327	315,570
Applied Materials, Inc.	51,107	614,306
Broadcom Corp., Class A	16,407	540,939
First Solar, Inc.*	1,848	210,358
Intel Corp.	212,051	4,124,392
KLA-Tencor Corp.	6,547	182,530
Linear Technology Corp.	8,505	236,524
LSI Corp.*	24,980	114,908
MEMC Electronic Materials, Inc.*	8,651	85,472
Microchip Technology, Inc.	7,010	194,458
Micron Technology, Inc.*	32,368	274,804
National Semiconductor Corp.	9,048	121,786
Novellus Systems, Inc.*	3,648	92,513
NVIDIA Corp.*	21,964	224,253
Teradyne, Inc.*	6,743	65,744
Texas Instruments, Inc.	46,581	1,084,406
Xilinx, Inc.	10,526	265,887

		9,196,375

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Software (2.7%)
Adobe Systems, Inc.*	19,943	$527,093
Autodesk, Inc.*	8,741	212,931
BMC Software, Inc.*	6,949	240,644
CA, Inc.	15,038	276,699
Citrix Systems, Inc.*	6,995	295,399
Compuware Corp.*	8,652	69,043
Electronic Arts, Inc.*	12,429	178,978
Intuit, Inc.*	11,945	415,328
McAfee, Inc.*	6,038	185,487
Microsoft Corp.	290,726	6,689,606
Novell, Inc.*	13,251	75,266
Oracle Corp.	149,201	3,201,853
Red Hat, Inc.*	7,180	207,789
Salesforce.com, Inc.*	4,312	370,056
Symantec Corp.*	30,678	425,811

		13,371,983

Total Information Technology		66,620,048

Materials (2.4%)
Chemicals (1.3%)
Air Products & Chemicals, Inc.	8,073	523,211
Airgas, Inc.	3,148	195,806
CF Industries Holdings, Inc.	2,792	177,152
Dow Chemical Co.	44,145	1,047,119
E.I. du Pont de Nemours & Co.	34,657	1,198,786
Eastman Chemical Co.	2,766	147,594
Ecolab, Inc.	8,990	403,741
FMC Corp.	2,759	158,449
International Flavors & Fragrances, Inc.	3,007	127,557
Monsanto Co.	20,764	959,712
PPG Industries, Inc.	6,311	381,248
Praxair, Inc.	11,656	885,740
Sherwin-Williams Co.	3,502	242,303
Sigma-Aldrich Corp.	4,633	230,862

		6,679,280

Construction Materials (0.0%)
Vulcan Materials Co.	4,807	210,691

Containers & Packaging (0.1%)
Ball Corp.	3,580	189,131
Bemis Co., Inc.	4,148	111,996
Owens-Illinois, Inc.*	6,415	169,677
Pactiv Corp.*	5,035	140,225
Sealed Air Corp.	6,047	119,247

		730,276

Metals & Mining (0.8%)
AK Steel Holding Corp.	4,478	53,378
Alcoa, Inc.	38,822	390,549
Allegheny Technologies, Inc.	3,736	165,094
Cliffs Natural Resources, Inc.	5,145	242,638
Freeport-McMoRan Copper & Gold, Inc.	18,034	1,066,350
Newmont Mining Corp.	18,683	1,153,489
Nucor Corp.	11,983	458,709
Titanium Metals Corp.*	3,212	56,499
United States Steel Corp.	5,455	210,290

		3,796,996

	Number of Shares	Value (Note 1)

Paper & Forest Products (0.2%)
International Paper Co.	16,639	$376,541
MeadWestvaco Corp.	6,517	144,677
Weyerhaeuser Co.	8,042	283,078

		804,296

Total Materials		12,221,539

Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	225,200	5,447,588
CenturyLink, Inc.	11,399	379,701
Frontier Communications Corp.	11,883	84,488
Qwest Communications International, Inc.	56,618	297,244
Verizon Communications, Inc.	107,904	3,023,470
Windstream Corp.	18,393	194,230

		9,426,721

Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A*	15,322	681,829
MetroPCS Communications, Inc.*	9,930	81,327
Sprint Nextel Corp.*	113,291	480,354

		1,243,510

Total Telecommunication Services		10,670,231

Utilities (2.7%)
Electric Utilities (1.4%)
Allegheny Energy, Inc.	6,452	133,427
American Electric Power Co., Inc.	18,190	587,537
Duke Energy Corp.	49,821	797,136
Edison International	12,397	393,233
Entergy Corp.	7,199	515,592
Exelon Corp.	25,110	953,427
FirstEnergy Corp.	11,599	408,633
NextEra Energy, Inc.	15,922	776,357
Northeast Utilities	6,676	170,104
Pepco Holdings, Inc.	8,460	132,653
Pinnacle West Capital Corp.	4,088	148,640
PPL Corp.	17,854	445,457
Progress Energy, Inc.	11,082	434,636
Southern Co.	31,512	1,048,719

		6,945,551

Gas Utilities (0.2%)
EQT Corp.	5,473	197,794
Nicor, Inc.	1,721	69,700
ONEOK, Inc.	4,014	173,606
Questar Corp.	6,645	302,281

		743,381

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	25,435	235,019
Constellation Energy Group, Inc.	7,652	246,777
NRG Energy, Inc.*	9,965	211,358

		693,154

Multi-Utilities (1.0%)
Ameren Corp.	9,015	214,287
CenterPoint Energy, Inc.	15,780	207,665
CMS Energy Corp.	8,742	128,070

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Consolidated Edison, Inc.	10,706	$461,429
Dominion Resources, Inc.	22,835	884,628
DTE Energy Co.	6,484	295,735
Integrys Energy Group, Inc.	2,912	127,371
NiSource, Inc.	10,532	152,714
PG&E Corp.	14,130	580,743
Public Service Enterprise Group, Inc.	19,252	603,165
SCANA Corp.	4,242	151,694
Sempra Energy	9,399	439,779
TECO Energy, Inc.	8,133	122,564
Wisconsin Energy Corp.	4,448	225,692
Xcel Energy, Inc.	17,376	358,119

		4,953,655

Total Utilities		13,335,741

Total Common Stocks (70.4%) (Cost $382,250,063)		355,303,417

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Short-Term Investment (26.5%)
BlackRock Liquidity Funds TempFund 0.16%‡ (Amortized Cost $134,075,477)	$134,075,477	$134,075,477

Total Investments (96.9%) (Cost $516,325,540)		489,378,894
Other Assets Less Liabilities (3.1%)		15,831,137

Net Assets (100%)		$505,210,031

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$66,210,916	$323,465,678	$255,601,117	$134,075,477	$75,185	$—

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	2,889	September-10	$156,493,388	$148,292,370	$ (8,201,018)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$35,967,740	$—	$—	$35,967,740
Consumer Staples	40,978,616	—	—	40,978,616
Energy	37,961,174	—	—	37,961,174
Financials	57,925,971	—	—	57,925,971
Health Care	42,964,525	—	—	42,964,525
Industrials	36,657,832	—	—	36,657,832
Information Technology	66,620,048	—	—	66,620,048
Materials	12,221,539	—	—	12,221,539
Telecommunication Services	10,670,231	—	—	10,670,231
Utilities	13,335,741	—	—	13,335,741
Short-Term Investments	—	134,075,477	—	134,075,477

Total Assets	$355,303,417	$134,075,477	$—	$489,378,894

Liabilities:
Futures	$(8,201,018)	$—	$—	$(8,201,018)

Total Liabilities	$(8,201,018)	$—	$—	$(8,201,018)

Total	$347,102,399	$134,075,477	$—	$481,177,876

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(8,201,018)	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(8,201,018)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(6,158,133)	—	—	(6,158,133)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(6,158,133)	$—	$—	$(6,158,133)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(8,588,486)	—	—	(8,588,486)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(8,588,486)	$—	$—	$(8,588,486)

The Portfolio held futures contracts with an average notional balance of approximately $135,565,000 during the six months ended June 30, 2010.

^ This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$237,453,370
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,006,989

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,014,337
Aggregate gross unrealized depreciation	(30,979,294)

Net unrealized depreciation	$(26,964,957)

Federal income tax cost of investments	$516,343,851

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $134,075,477)	$134,075,477
Unaffiliated Issuers (Cost $382,250,063)	355,303,417
Cash	2,685,697
Cash held as collateral at broker	12,390,800
Receivable from Separate Accounts for Trust shares sold	1,922,665
Dividends, interest and other receivables	455,298
Receivable from investment sub-advisor	17,328
Other assets	2,689

Total assets	506,853,371

LIABILITIES
Variation margin payable on futures contracts	1,291,334
Investment management fees payable	218,599
Administrative fees payable	66,950
Payable to Separate Accounts for Trust shares redeemed	23,887
Distribution fees payable - Class IB	2,600
Trustees’ fees payable	572
Accrued expenses	39,398

Total liabilities	1,643,340

NET ASSETS	$505,210,031

Net assets were comprised of:
Paid in capital	$541,154,972
Accumulated undistributed net investment income (loss)	1,392,461
Accumulated undistributed net realized gains (losses) on investments and futures	(2,189,738)
Net unrealized appreciation (depreciation) on investments and futures	(35,147,664)

Net assets	$505,210,031

Class IA
Net asset value, offering and redemption price per share, $491,202,838 / 42,622,181 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.52

Class IB
Net asset value, offering and redemption price per share, $14,007,193 / 1,225,263 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.43

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends ($75,185 of dividend income received from affiliates)	$2,608,038
Interest	4,843

Total income	2,612,881

EXPENSES
Investment management fees	836,792
Administrative fees	313,643
Recoupment fees	63,085
Professional fees	22,963
Printing and mailing expenses	19,967
Custodian fees	10,909
Distribution fees - Class IB	6,098
Trustees’ fees	3,654
Miscellaneous	3,303

Gross expenses	1,280,414
Less: Reimbursement from sub-advisor	(39,900)

Net expenses	1,240,514

NET INVESTMENT INCOME (LOSS)	1,372,367

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	281,738
Futures	(6,158,133)

Net realized gain (loss)	(5,876,395)

Change in unrealized appreciation (depreciation) on:
Securities	(32,426,696)
Futures	(8,588,486)

Net change in unrealized appreciation (depreciation)	(41,015,182)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(46,891,577)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(45,519,210)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	May 27, 2009* to December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,372,367	$364,972
Net realized gain (loss) on investments and futures	(5,876,395)	3,686,657
Net change in unrealized appreciation (depreciation) on investments and futures	(41,015,182)	5,867,518

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(45,519,210)	9,919,147

DIVIDENDS:
Dividends from net investment income
Class IA	—	(344,865)
Class IB†	—	(13)

TOTAL DIVIDENDS	—	(344,878)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 26,168,102 and 18,163,717 shares, respectively]	331,210,165	217,669,974
Capital shares issued in reinvestment of dividends [ 0 and 28,024 shares, respectively]	—	344,865
Capital shares repurchased [ (1,745,118) and (2,544) shares, respectively]	(23,537,557)	(31,221)

Total Class IA transactions	307,672,608	217,983,618

Class IB†
Capital shares sold [ 1,230,345 and 21,701 shares, respectively]	15,468,534	270,156
Capital shares issued in reinvestment of dividends [ 0 and 1 shares, respectively]	—	13
Capital shares repurchased [ (26,782) and (2) shares, respectively]	(339,933)	(24)

Total Class IB transactions	15,128,601	270,145

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	322,801,209	218,253,763

TOTAL INCREASE (DECREASE) IN NET ASSETS	277,281,999	227,828,032
NET ASSETS:
Beginning of period	227,928,032	100,000

End of period (a)	$505,210,031	$227,928,032

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,392,461	$20,094

* The Portfolio commenced operations on May 27, 2009.
† Class IB commenced operations on October 29, 2009.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2010 (Unaudited)		May 27, 2009* to December 31, 2009
Net asset value, beginning of period	$12.51		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05	(e)	0.06	(e)
Net realized and unrealized gain (loss) on investments and futures	(1.04)		2.47

Total from investment operations	(0.99)		2.53

Less distributions:
Dividends from net investment income	—		(0.02)

Net asset value, end of period	$11.52		$12.51

Total return (b)	(7.83)%		25.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$491,203		$227,658
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.66%		0.69%
Before waivers and reimbursements (a)	0.69%		0.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.74%		0.85%
Before waivers and reimbursements (a)	0.72%		0.70%
Portfolio turnover rate	1%		6%

Class IB	Six Months Ended June 30, 2010 (Unaudited)		October 29, 2009* to December 31, 2009
Net asset value, beginning of period	$12.43		$11.71

Income (loss) from investment operations:
Net investment income (loss)	0.03	(e)	0.02	(e)
Net realized and unrealized gain (loss) on investments and futures	(1.03)		0.72

Total from investment operations	(1.00)		0.74

Less distributions:
Dividends from net investment income	—		(0.02)

Net asset value, end of period	$11.43		$12.43

Total return (b)	(8.63)%		6.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,007		$270
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.91	%(c)	0.94	%(c)
Before waivers and reimbursements (a)	0.94	%(c)	1.10	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.55%		0.81%
Before waivers and reimbursements (a)	0.53%		0.78%
Portfolio turnover rate	1%		6%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

AXA TACTICAL MANAGER 500 PORTFOLIO-II (Unaudited)

Sector Weightings As of 06/30/10	% of Net Assets
Information Technology	9.6%
Financials	8.4
Health Care	6.2
Consumer Staples	5.9
Energy	5.5
Industrials	5.3
Consumer Discretionary	5.2
Utilities	1.9
Materials	1.8
Telecommunication Services	1.5
Cash and Other	48.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$918.20	$2.85
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01

*   Expenses are equal to the Portfolio’s Class IA shares annualized expense ratios of 0.60% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (5.2%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	56,381	$560,427
Johnson Controls, Inc.	147,992	3,976,545

		4,536,972

Automobiles (0.2%)
Ford Motor Co.*	748,744	7,547,339
Harley-Davidson, Inc.	50,859	1,130,596

		8,677,935

Distributors (0.0%)
Genuine Parts Co.	35,945	1,418,030

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	27,505	1,168,137
DeVry, Inc.	14,333	752,339
H&R Block, Inc.	75,666	1,187,200

		3,107,676

Hotels, Restaurants & Leisure (0.9%)
Carnival Corp.	97,062	2,935,155
Darden Restaurants, Inc.	30,371	1,179,913
International Game Technology	64,081	1,006,072
Marriott International, Inc., Class A	55,721	1,668,287
McDonald’s Corp.	238,589	15,715,857
Starbucks Corp.	163,862	3,981,847
Starwood Hotels & Resorts Worldwide, Inc.	41,054	1,700,867
Wyndham Worldwide Corp.	41,081	827,371
Wynn Resorts Ltd.	14,991	1,143,364
Yum! Brands, Inc.	103,129	4,026,156

		34,184,889

Household Durables (0.2%)
D.R. Horton, Inc.	61,699	606,501
Fortune Brands, Inc.	34,439	1,349,320
Harman International Industries, Inc.*	16,372	489,359
Leggett & Platt, Inc.	34,244	686,935
Lennar Corp., Class A	33,838	470,686
Newell Rubbermaid, Inc.	62,448	914,239
Pulte Group, Inc.*	73,599	609,400
Stanley Black & Decker, Inc.	35,815	1,809,374
Whirlpool Corp.	16,328	1,433,925

		8,369,739

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	75,940	8,297,205
Expedia, Inc.	44,877	842,790
priceline.com, Inc.*	10,139	1,789,939

		10,929,934

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.*	65,984	286,371
Hasbro, Inc.	27,522	1,131,154
Mattel, Inc.	79,211	1,676,105

		3,093,630

	Number of Shares	Value (Note 1)

Media (1.6%)
CBS Corp., Class B	148,217	$1,916,446
Comcast Corp., Class A	629,104	10,927,537
DIRECTV, Class A*	203,607	6,906,349
Discovery Communications, Inc., Class A*	63,757	2,276,762
Gannett Co., Inc.	53,184	715,857
Interpublic Group of Cos., Inc.*	112,021	798,710
McGraw-Hill Cos., Inc.	70,974	1,997,208
Meredith Corp.	8,631	268,683
New York Times Co., Class A*	26,977	233,351
News Corp., Class A	502,192	6,006,216
Omnicom Group, Inc.	67,653	2,320,498
Scripps Networks Interactive, Inc., Class A	20,611	831,448
Time Warner Cable, Inc.	78,951	4,111,768
Time Warner, Inc.	252,919	7,311,888
Viacom, Inc., Class B	135,590	4,253,458
Walt Disney Co.	431,521	13,592,912
Washington Post Co., Class B	1,452	596,017

		65,065,108

Multiline Retail (0.4%)
Big Lots, Inc.*	18,265	586,124
Family Dollar Stores, Inc.	29,446	1,109,820
J.C. Penney Co., Inc.	51,057	1,096,704
Kohl’s Corp.*	67,585	3,210,288
Macy’s, Inc.	91,947	1,645,851
Nordstrom, Inc.	35,930	1,156,587
Sears Holdings Corp.*	11,157	721,300
Target Corp.	164,473	8,087,137

		17,613,811

Specialty Retail (1.0%)
Abercrombie & Fitch Co., Class A	18,582	570,281
AutoNation, Inc.*	21,318	415,701
AutoZone, Inc.*	6,691	1,292,835
Bed Bath & Beyond, Inc.*	57,545	2,133,769
Best Buy Co., Inc.	75,561	2,558,495
CarMax, Inc.*	49,598	987,000
GameStop Corp., Class A*	32,078	602,746
Gap, Inc.	100,914	1,963,786
Home Depot, Inc.	376,019	10,554,853
Limited Brands, Inc.	58,254	1,285,666
Lowe’s Cos., Inc.	320,483	6,544,263
Office Depot, Inc.*	66,645	269,246
O’Reilly Automotive, Inc.*	30,798	1,464,753
RadioShack Corp.	27,482	536,174
Ross Stores, Inc.	26,706	1,423,163
Staples, Inc.	160,278	3,053,296
Tiffany & Co.	27,148	1,029,181
TJX Cos., Inc.	91,081	3,820,848
Urban Outfitters, Inc.*	27,960	961,544

		41,467,600

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	67,898	2,481,672
NIKE, Inc., Class B	86,780	5,861,989

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Polo Ralph Lauren Corp.	13,707	$1,000,062
VF Corp.	20,054	1,427,444

		10,771,167

Total Consumer Discretionary		209,236,491

Consumer Staples (5.9%)
Beverages (1.4%)
Brown-Forman Corp., Class B	24,666	1,411,635
Coca-Cola Co.	512,271	25,675,023
Coca-Cola Enterprises, Inc.	70,227	1,816,070
Constellation Brands, Inc., Class A*	45,298	707,555
Dr. Pepper Snapple Group, Inc.	56,273	2,104,047
Molson Coors Brewing Co., Class B	35,821	1,517,378
PepsiCo, Inc.	360,680	21,983,446

		55,215,154

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	97,107	5,324,377
CVS Caremark Corp.	306,211	8,978,106
Kroger Co.	142,001	2,796,000
Safeway, Inc.	84,640	1,664,022
SUPERVALU, Inc.	47,281	512,526
Sysco Corp.	130,247	3,721,157
Walgreen Co.	216,684	5,785,463
Wal-Mart Stores, Inc.	467,746	22,484,550
Whole Foods Market, Inc.*	38,690	1,393,614

		52,659,815

Food Products (1.0%)
Archer-Daniels-Midland Co.	141,301	3,648,392
Campbell Soup Co.	42,572	1,525,355
ConAgra Foods, Inc.	97,278	2,268,523
Dean Foods Co.*	39,953	402,327
General Mills, Inc.	145,982	5,185,280
H.J. Heinz Co.	69,429	3,000,721
Hershey Co.	37,486	1,796,704
Hormel Foods Corp.	16,158	654,076
J.M. Smucker Co.	26,962	1,623,651
Kellogg Co.	55,993	2,816,448
Kraft Foods, Inc., Class A	385,003	10,780,084
McCormick & Co., Inc. (Non-Voting)	30,105	1,142,786
Mead Johnson Nutrition Co.	45,917	2,301,360
Sara Lee Corp.	148,290	2,090,889
Tyson Foods, Inc., Class A	65,836	1,079,052

		40,315,648

Household Products (1.3%)
Clorox Co.	30,785	1,913,596
Colgate-Palmolive Co.	108,821	8,570,742
Kimberly-Clark Corp.	91,532	5,549,585
Procter & Gamble Co.	642,195	38,518,856

		54,552,779

Personal Products (0.1%)
Avon Products, Inc.	93,684	2,482,626
Estee Lauder Cos., Inc., Class A	26,906	1,499,471

		3,982,097

	Number of Shares	Value (Note 1)

Tobacco (0.8%)
Altria Group, Inc.	461,294	$9,244,332
Lorillard, Inc.	33,733	2,428,101
Philip Morris International, Inc.	414,800	19,014,432
Reynolds American, Inc.	38,097	1,985,616

		32,672,481

Total Consumer Staples		239,397,974

Energy (5.5%)
Energy Equipment & Services (0.9%)
Baker Hughes, Inc.	95,949	3,988,600
Cameron International Corp.*	53,241	1,731,397
Diamond Offshore Drilling, Inc.	14,917	927,688
FMC Technologies, Inc.*	27,639	1,455,470
Halliburton Co.	202,022	4,959,640
Helmerich & Payne, Inc.	22,622	826,156
Nabors Industries Ltd.*	61,620	1,085,744
National Oilwell Varco, Inc.	91,963	3,041,217
Rowan Cos., Inc.*	24,029	527,196
Schlumberger Ltd.	265,564	14,696,312
Smith International, Inc.	55,854	2,102,903

		35,342,323

Oil, Gas & Consumable Fuels (4.6%)
Anadarko Petroleum Corp.	108,706	3,923,200
Apache Corp.	74,387	6,262,642
Cabot Oil & Gas Corp.	23,828	746,293
Chesapeake Energy Corp.	143,167	2,999,349
Chevron Corp.	446,042	30,268,410
ConocoPhillips	329,669	16,183,451
Consol Energy, Inc.	48,537	1,638,609
Denbury Resources, Inc.*	86,209	1,262,100
Devon Energy Corp.	98,695	6,012,499
El Paso Corp.	158,366	1,759,446
EOG Resources, Inc.	55,836	5,492,587
Exxon Mobil Corp.#	1,137,817	64,935,215
Hess Corp.	64,165	3,230,066
Marathon Oil Corp.	156,161	4,855,046
Massey Energy Co.	21,639	591,827
Murphy Oil Corp.	41,797	2,071,041
Noble Energy, Inc.	38,222	2,305,933
Occidental Petroleum Corp.	180,570	13,930,976
Peabody Energy Corp.	58,811	2,301,274
Pioneer Natural Resources Co.	25,181	1,497,010
QEP Resources, Inc.*	19,238	593,108
Range Resources Corp.	34,705	1,393,406
Southwestern Energy Co.*	76,074	2,939,499
Spectra Energy Corp.	145,192	2,914,003
Sunoco, Inc.	25,284	879,125
Tesoro Corp.	28,367	331,043
Valero Energy Corp.	123,513	2,220,764
Williams Cos., Inc.	131,048	2,395,557

		185,933,479

Total Energy		221,275,802

Financials (8.4%)
Capital Markets (1.2%)
Ameriprise Financial, Inc.	55,917	2,020,281
Bank of New York Mellon Corp.	269,744	6,659,979

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Charles Schwab Corp.	214,790	$3,045,722
E*TRADE Financial Corp.*	42,342	500,483
Federated Investors, Inc., Class B	20,990	434,703
Franklin Resources, Inc.	33,168	2,858,750
Goldman Sachs Group, Inc.	115,753	15,194,896
Invesco Ltd.	98,407	1,656,190
Janus Capital Group, Inc.	43,756	388,553
Legg Mason, Inc.	37,216	1,043,165
Morgan Stanley	309,915	7,193,127
Northern Trust Corp.	54,263	2,534,082
State Street Corp.	109,735	3,711,238
T. Rowe Price Group, Inc.	58,169	2,582,122

		49,823,291

Commercial Banks (1.6%)
BB&T Corp.	152,245	4,005,566
Comerica, Inc.	37,974	1,398,582
Fifth Third Bancorp	178,621	2,195,252
First Horizon National Corp.*	53,228	609,465
Huntington Bancshares, Inc./Ohio	153,353	849,576
KeyCorp	190,847	1,467,614
M&T Bank Corp.	18,897	1,605,300
Marshall & Ilsley Corp.	118,402	850,126
PNC Financial Services Group, Inc.	115,195	6,508,518
Regions Financial Corp.	259,781	1,709,359
SunTrust Banks, Inc.	109,506	2,551,490
U.S. Bancorp	424,209	9,481,071
Wells Fargo & Co.	1,153,277	29,523,891
Zions Bancorp	34,140	736,400

		63,492,210

Consumer Finance (0.4%)
American Express Co.	265,359	10,534,752
Capital One Financial Corp.	100,364	4,044,669
Discover Financial Services	122,798	1,716,716
SLM Corp.*	110,263	1,145,633

		17,441,770

Diversified Financial Services (2.3%)
Bank of America Corp.	2,224,547	31,966,740
Citigroup, Inc.*	4,975,552	18,708,076
CME Group, Inc.	14,572	4,102,747
IntercontinentalExchange, Inc.*	16,670	1,884,210
JPMorgan Chase & Co.	882,977	32,325,788
Leucadia National Corp.*	43,537	849,407
Moody’s Corp.	44,685	890,125
NASDAQ OMX Group, Inc.*	34,132	606,867
NYSE Euronext	56,699	1,566,593

		92,900,553

Insurance (2.1%)
Aflac, Inc.	104,844	4,473,693
Allstate Corp.	118,007	3,390,341
American International Group, Inc.*	30,096	1,036,506
Aon Corp.	60,266	2,237,074
Assurant, Inc.	26,150	907,405
Berkshire Hathaway, Inc., Class B*	366,909	29,238,978

	Number of Shares	Value (Note 1)

Chubb Corp.	72,093	$3,605,371
Cincinnati Financial Corp.	37,276	964,330
Genworth Financial, Inc., Class A*	110,537	1,444,719
Hartford Financial Services Group, Inc.	97,125	2,149,376
Lincoln National Corp.	68,240	1,657,550
Loews Corp.	79,319	2,642,116
Marsh & McLennan Cos., Inc.	120,394	2,714,885
MetLife, Inc.	182,641	6,896,524
Principal Financial Group, Inc.	72,059	1,689,063
Progressive Corp.	150,466	2,816,724
Prudential Financial, Inc.	103,835	5,571,786
Torchmark Corp.	18,993	940,343
Travelers Cos., Inc.	111,231	5,478,127
Unum Group	75,093	1,629,518
XL Capital Ltd., Class A	75,770	1,213,078

		82,697,507

Real Estate Investment Trusts (REITs) (0.7%)
Apartment Investment & Management Co. (REIT), Class A	27,375	530,254
AvalonBay Communities, Inc. (REIT)	17,917	1,672,910
Boston Properties, Inc. (REIT)	31,301	2,233,013
Equity Residential (REIT)	61,919	2,578,307
HCP, Inc. (REIT)	64,211	2,070,805
Health Care REIT, Inc. (REIT)	27,514	1,158,890
Host Hotels & Resorts, Inc. (REIT)	143,252	1,931,037
Kimco Realty Corp. (REIT)	92,083	1,237,595
Plum Creek Timber Co., Inc. (REIT)	35,237	1,216,733
ProLogis (REIT)	108,299	1,097,069
Public Storage (REIT)	30,191	2,654,091
Simon Property Group, Inc. (REIT)	64,325	5,194,244
Ventas, Inc. (REIT)	34,722	1,630,198
Vornado Realty Trust (REIT)	34,613	2,525,018

		27,730,164

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	61,921	842,745

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	102,479	1,254,343
People’s United Financial, Inc.	80,368	1,084,968

		2,339,311

Total Financials		337,267,551

Health Care (6.2%)
Biotechnology (0.8%)
Amgen, Inc.*	215,458	11,333,091
Biogen Idec, Inc.*	58,805	2,790,297
Celgene Corp.*	101,573	5,161,940
Cephalon, Inc.*	16,095	913,391
Genzyme Corp.*	58,505	2,970,299
Gilead Sciences, Inc.*	197,929	6,785,006

		29,954,024

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Equipment & Supplies (0.9%)
Baxter International, Inc.	132,179	$5,371,755
Becton, Dickinson and Co.	52,523	3,551,605
Boston Scientific Corp.*	330,278	1,915,612
C.R. Bard, Inc.	21,586	1,673,563
CareFusion Corp.*	40,566	920,848
DENTSPLY International, Inc.	33,584	1,004,497
Hospira, Inc.*	37,196	2,136,910
Intuitive Surgical, Inc.*	8,628	2,723,169
Medtronic, Inc.	244,930	8,883,611
St. Jude Medical, Inc.*	71,495	2,580,255
Stryker Corp.	63,243	3,165,945
Varian Medical Systems, Inc.*	28,014	1,464,572
Zimmer Holdings, Inc.*	45,524	2,460,572

		37,852,914

Health Care Providers & Services (1.1%)
Aetna, Inc.	93,721	2,472,360
AmerisourceBergen Corp.	61,577	1,955,070
Cardinal Health, Inc.	81,150	2,727,452
CIGNA Corp.	60,252	1,871,427
Coventry Health Care, Inc.*	34,321	606,795
DaVita, Inc.*	23,480	1,466,091
Express Scripts, Inc.*	122,574	5,763,430
Humana, Inc.*	37,789	1,725,824
Laboratory Corp. of America Holdings*	22,767	1,715,493
McKesson Corp.	60,435	4,058,815
Medco Health Solutions, Inc.*	101,591	5,595,632
Patterson Cos., Inc.	21,738	620,185
Quest Diagnostics, Inc.	34,064	1,695,365
Tenet Healthcare Corp.*	102,495	444,828
UnitedHealth Group, Inc.	253,331	7,194,600
WellPoint, Inc.*	96,076	4,700,999

		44,614,366

Health Care Technology (0.0%)
Cerner Corp.*	15,023	1,140,096

Life Sciences Tools & Services (0.2%)
Life Technologies Corp.*	40,952	1,934,982
Millipore Corp.*	12,806	1,365,760
PerkinElmer, Inc.	27,443	567,247
Thermo Fisher Scientific, Inc.*	90,290	4,428,725
Waters Corp.*	21,112	1,365,946

		9,662,660

Pharmaceuticals (3.2%)
Abbott Laboratories, Inc.	342,743	16,033,518
Allergan, Inc.	68,735	4,004,501
Bristol-Myers Squibb Co.	379,623	9,467,798
Eli Lilly and Co.	224,093	7,507,116
Forest Laboratories, Inc.*	68,229	1,871,521
Johnson & Johnson	611,851	36,135,920
King Pharmaceuticals, Inc.*	59,068	448,326
Merck & Co., Inc.	692,401	24,213,263
Mylan, Inc.*	66,379	1,131,098
Pfizer, Inc.	1,789,389	25,516,687
Watson Pharmaceuticals, Inc.*	24,383	989,218

		127,318,966

Total Health Care		250,543,026

	Number of Shares	Value (Note 1)

Industrials (5.3%)
Aerospace & Defense (1.5%)
Boeing Co.	167,879	$10,534,407
General Dynamics Corp.	85,077	4,982,109
Goodrich Corp.	27,329	1,810,546
Honeywell International, Inc.	169,054	6,598,178
ITT Corp.	41,273	1,853,983
L-3 Communications Holdings, Inc.	25,229	1,787,222
Lockheed Martin Corp.	69,995	5,214,627
Northrop Grumman Corp.	67,571	3,678,565
Precision Castparts Corp.	31,840	3,276,973
Raytheon Co.	83,658	4,048,211
Rockwell Collins, Inc.	35,446	1,883,246
United Technologies Corp.	207,615	13,476,290

		59,144,357

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	36,277	2,019,178
Expeditors International of Washington, Inc.	47,938	1,654,340
FedEx Corp.	69,075	4,842,848
United Parcel Service, Inc., Class B	220,137	12,523,594

		21,039,960

Airlines (0.0%)
Southwest Airlines Co.	167,233	1,857,959

Building Products (0.0%)
Masco Corp.	82,077	883,148

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	25,571	821,596
Cintas Corp.	30,324	726,866
Iron Mountain, Inc.	41,441	930,765
Pitney Bowes, Inc.	47,336	1,039,499
R.R. Donnelley & Sons Co.	47,347	775,070
Republic Services, Inc.	72,929	2,168,179
Stericycle, Inc.*	18,694	1,225,953
Waste Management, Inc.	108,289	3,388,363

		11,076,291

Construction & Engineering (0.1%)
Fluor Corp.	38,958	1,655,715
Jacobs Engineering Group, Inc.*	28,138	1,025,349
Quanta Services, Inc.*	48,045	992,129

		3,673,193

Electrical Equipment (0.2%)
Emerson Electric Co.	167,683	7,326,070
Rockwell Automation, Inc.	32,242	1,582,760
Roper Industries, Inc.	21,286	1,191,165

		10,099,995

Industrial Conglomerates (1.2%)
3M Co.	157,797	12,464,385
General Electric Co.	2,370,124	34,177,188
Textron, Inc.	62,056	1,053,090

		47,694,663

Machinery (0.9%)
Caterpillar, Inc.	138,413	8,314,469
Cummins, Inc.	44,167	2,876,597

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Danaher Corp.	115,622	$4,291,889
Deere & Co.	93,591	5,211,147
Dover Corp.	42,060	1,757,687
Eaton Corp.	36,514	2,389,476
Flowserve Corp.	12,615	1,069,752
Illinois Tool Works, Inc.	85,157	3,515,281
PACCAR, Inc.	81,631	3,254,628
Pall Corp.	26,808	921,391
Parker Hannifin Corp.	35,209	1,952,691
Snap-On, Inc.	13,532	553,594

		36,108,602

Professional Services (0.1%)
Dun & Bradstreet Corp.	11,704	785,573
Equifax, Inc.	29,047	815,059
Robert Half International, Inc.	34,439	811,038

		2,411,670

Road & Rail (0.4%)
CSX Corp.	85,830	4,259,743
Norfolk Southern Corp.	81,461	4,321,506
Ryder System, Inc.	11,803	474,835
Union Pacific Corp.	111,734	7,766,630

		16,822,714

Trading Companies & Distributors (0.1%)
Fastenal Co.	29,664	1,488,836
W.W. Grainger, Inc.	13,982	1,390,510

		2,879,346

Total Industrials		213,691,898

Information Technology (9.6%)
Communications Equipment (1.2%)
Cisco Systems, Inc.*	1,270,082	27,065,447
Harris Corp.	29,577	1,231,882
JDS Uniphase Corp.*	49,710	489,146
Juniper Networks, Inc.*	117,875	2,689,908
Motorola, Inc.*	518,838	3,382,824
QUALCOMM, Inc.	369,251	12,126,203
Tellabs, Inc.	84,240	538,294

		47,523,704

Computers & Peripherals (2.3%)
Apple, Inc.*	201,613	50,711,718
Dell, Inc.*	379,705	4,579,242
EMC Corp.*	453,983	8,307,889
Hewlett-Packard Co.	520,831	22,541,566
Lexmark International, Inc., Class A*	17,146	566,332
NetApp, Inc.*	75,593	2,820,375
QLogic Corp.*	24,611	409,035
SanDisk Corp.*	50,210	2,112,335
Teradata Corp.*	37,934	1,156,228
Western Digital Corp.*	49,783	1,501,455

		94,706,175

Electronic Equipment, Instruments & Components (0.3%)
Agilent Technologies, Inc.*	78,253	2,224,733
Amphenol Corp., Class A	39,255	1,541,936
Corning, Inc.	345,045	5,572,477
FLIR Systems, Inc.*	35,075	1,020,332

	Number of Shares	Value (Note 1)

Jabil Circuit, Inc.	45,109	$599,950
Molex, Inc.	31,610	576,566

		11,535,994

Internet Software & Services (0.9%)
Akamai Technologies, Inc.*	37,429	1,518,495
eBay, Inc.*	249,984	4,902,186
Google, Inc., Class A*	53,733	23,908,498
Monster Worldwide, Inc.*	30,157	351,329
VeriSign, Inc.*	39,398	1,046,017
Yahoo!, Inc.*	260,351	3,600,654

		35,327,179

IT Services (1.6%)
Automatic Data Processing, Inc.	110,949	4,466,807
Cognizant Technology Solutions Corp., Class A*	66,640	3,335,998
Computer Sciences Corp.	34,758	1,572,799
Fidelity National Information Services, Inc.	74,436	1,996,374
Fiserv, Inc.*	34,474	1,574,083
International Business Machines Corp.	286,672	35,398,259
Mastercard, Inc., Class A	21,296	4,249,191
Paychex, Inc.	70,134	1,821,380
SAIC, Inc.*	64,353	1,077,269
Total System Services, Inc.	45,869	623,818
Visa, Inc., Class A	99,325	7,027,244
Western Union Co.	152,184	2,269,063

		65,412,285

Office Electronics (0.1%)
Xerox Corp.	299,354	2,406,806

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Micro Devices, Inc.*	128,845	943,145
Altera Corp.	65,064	1,614,238
Analog Devices, Inc.	67,075	1,868,710
Applied Materials, Inc.	295,412	3,550,852
Broadcom Corp., Class A	94,801	3,125,589
First Solar, Inc.*	10,489	1,193,963
Intel Corp.	1,231,581	23,954,250
KLA-Tencor Corp.	36,819	1,026,514
Linear Technology Corp.	48,485	1,348,368
LSI Corp.*	151,287	695,920
MEMC Electronic Materials, Inc.*	53,096	524,589
Microchip Technology, Inc.	40,940	1,135,676
Micron Technology, Inc.*	185,669	1,576,330
National Semiconductor Corp.	50,383	678,155
Novellus Systems, Inc.*	20,015	507,580
NVIDIA Corp.*	127,796	1,304,797
Teradyne, Inc.*	37,679	367,370
Texas Instruments, Inc.	274,491	6,390,151
Xilinx, Inc.	59,763	1,509,613

		53,315,810

Software (1.9%)
Adobe Systems, Inc.*	115,484	3,052,242
Autodesk, Inc.*	52,048	1,267,889
BMC Software, Inc.*	39,516	1,368,439
CA, Inc.	88,689	1,631,878
Citrix Systems, Inc.*	40,233	1,699,040

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Compuware Corp.*	53,775	$429,124
Electronic Arts, Inc.*	74,085	1,066,824
Intuit, Inc.*	70,504	2,451,424
McAfee, Inc.*	33,845	1,039,718
Microsoft Corp.	1,693,568	38,969,000
Novell, Inc.*	82,527	468,753
Oracle Corp.	869,286	18,654,878
Red Hat, Inc.*	40,788	1,180,405
Salesforce.com, Inc.*	24,754	2,124,388
Symantec Corp.*	175,794	2,440,021

		77,844,023

Total Information Technology		388,071,976

Materials (1.8%)
Chemicals (1.0%)
Air Products & Chemicals, Inc.	47,590	3,084,308
Airgas, Inc.	18,998	1,181,676
CF Industries Holdings, Inc.	16,086	1,020,657
Dow Chemical Co.	256,939	6,094,593
E.I. du Pont de Nemours & Co.	199,868	6,913,434
Eastman Chemical Co.	15,604	832,629
Ecolab, Inc.	52,805	2,371,472
FMC Corp.	16,587	952,591
International Flavors & Fragrances, Inc.	18,235	773,529
Monsanto Co.	120,438	5,566,644
PPG Industries, Inc.	37,383	2,258,307
Praxair, Inc.	67,541	5,132,441
Sherwin-Williams Co.	20,040	1,386,568
Sigma-Aldrich Corp.	27,561	1,373,365

		38,942,214

Construction Materials (0.0%)
Vulcan Materials Co.	28,877	1,265,679

Containers & Packaging (0.1%)
Ball Corp.	21,278	1,124,117
Bemis Co., Inc.	25,259	681,993
Owens-Illinois, Inc.*	38,014	1,005,470
Pactiv Corp.*	30,427	847,392
Sealed Air Corp.	36,750	724,710

		4,383,682

Metals & Mining (0.6%)
AK Steel Holding Corp.	22,014	262,407
Alcoa, Inc.	223,453	2,247,937
Allegheny Technologies, Inc.	21,169	935,458
Cliffs Natural Resources, Inc.	29,460	1,389,334
Freeport-McMoRan Copper & Gold, Inc.	104,434	6,175,182
Newmont Mining Corp.	108,433	6,694,653
Nucor Corp.	69,043	2,642,966
Titanium Metals Corp.*	19,117	336,268
United States Steel Corp.	31,112	1,199,368

		21,883,573

Paper & Forest Products (0.1%)
International Paper Co.	95,157	2,153,403
MeadWestvaco Corp.	39,244	871,216
Weyerhaeuser Co.	47,745	1,680,624

		4,705,243

Total Materials		71,180,391

	Number of Shares	Value (Note 1)

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	1,308,997	$31,664,637
CenturyLink, Inc.	65,547	2,183,371
Frontier Communications Corp.	65,975	469,082
Qwest Communications International, Inc.	324,297	1,702,559
Verizon Communications, Inc.	628,727	17,616,931
Windstream Corp.	107,066	1,130,617

		54,767,197

Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A*	88,689	3,946,661
MetroPCS Communications, Inc.*	61,411	502,956
Sprint Nextel Corp.*	667,605	2,830,645

		7,280,262

Total Telecommunication Services		62,047,459

Utilities (1.9%)
Electric Utilities (1.0%)
Allegheny Energy, Inc.	39,038	807,306
American Electric Power Co., Inc.	105,091	3,394,439
Duke Energy Corp.	288,876	4,622,016
Edison International	73,217	2,322,443
Entergy Corp.	41,615	2,980,466
Exelon Corp.	145,679	5,531,432
FirstEnergy Corp.	68,473	2,412,304
NextEra Energy, Inc.	91,191	4,446,473
Northeast Utilities	40,104	1,021,850
Pepco Holdings, Inc.	49,014	768,540
Pinnacle West Capital Corp.	24,775	900,819
PPL Corp.	93,896	2,342,705
Progress Energy, Inc.	64,193	2,517,649
Southern Co.	183,383	6,102,986

		40,171,428

Gas Utilities (0.1%)
EQT Corp.	31,082	1,123,303
Nicor, Inc.	10,552	427,356
ONEOK, Inc.	24,203	1,046,780
Questar Corp.	20,350	925,722

		3,523,161

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	151,151	1,396,635
Constellation Energy Group, Inc.	43,760	1,411,260
NRG Energy, Inc.*	57,940	1,228,908

		4,036,803

Multi-Utilities (0.7%)
Ameren Corp.	53,886	1,280,870
CenterPoint Energy, Inc.	92,085	1,211,839
CMS Energy Corp.	49,808	729,687
Consolidated Edison, Inc.	63,227	2,725,084
Dominion Resources, Inc.	131,846	5,107,714
DTE Energy Co.	37,627	1,716,167

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Integrys Energy Group, Inc.	17,757	$776,691
NiSource, Inc.	63,499	920,735
PG&E Corp.	83,277	3,422,685
Public Service Enterprise Group, Inc.	111,167	3,482,862
SCANA Corp.	25,818	923,252
Sempra Energy	54,132	2,532,836
TECO Energy, Inc.	49,337	743,509
Wisconsin Energy Corp.	26,581	1,348,720
Xcel Energy, Inc.	103,121	2,125,324

		29,047,975

Total Utilities		76,779,367

Total Common Stocks (51.3%) (Cost $2,143,791,739)		2,069,491,935

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Short-Term Investment (43.8%)
BlackRock Liquidity Funds TempFund 0.16%‡	$1,765,009,702	$1,765,009,702

Time Deposit (0.1%)
JPMorgan Chase Nassau 0.000%, 7/1/10	3,421,469	3,421,469

Total Short-Term Investments (43.9%) (Amortized Cost $1,768,431,171)		1,768,431,171

Total Investments (95.2%) (Cost/Amortized Cost $3,912,222,910)		3,837,923,106
Other Assets Less Liabilities (4.8%)		191,443,009

Net Assets (100%)		$4,029,366,115

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $23,918,608.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$2,051,190,283	$1,151,541,186	$1,437,721,767	$1,765,009,702	$1,262,779	$—

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	38,195	September-10	$2,069,315,360	$1,960,549,350	$(108,766,010)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$209,236,491	$—	$—	$209,236,491
Consumer Staples	239,397,974	—	—	239,397,974
Energy	221,275,802	—	—	221,275,802
Financials	337,267,551	—	—	337,267,551
Health Care	250,543,026	—	—	250,543,026
Industrials	213,691,898	—	—	213,691,898
Information Technology	388,071,976	—	—	388,071,976
Materials	71,180,391	—	—	71,180,391
Telecommunication Services	62,047,459	—	—	62,047,459
Utilities	76,779,367	—	—	76,779,367
Short-Term Investments	—	1,768,431,171	—	1,768,431,171

Total Assets	$2,069,491,935	$1,768,431,171	$—	$3,837,923,106

Liabilities:
Futures	$(108,766,010)	$–	$—	$(108,766,010)

Total Liabilities	$(108,766,010)	$–	$—	$(108,766,010)

Total	$1,960,725,925	$1,768,431,171	$—	$3,729,157,096

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(108,766,010	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(108,766,010)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(75,304,153)	—	—	(75,304,153)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(75,304,153)	$—	$—	$(75,304,153)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(129,006,085)	—	—	(129,006,085)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(129,006,085)	$—	$—	$(129,006,085)

The Portfolio held futures contracts with an average notional balance of approximately $1,245,111,000 during the six months ended June 30, 2010.

^ This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$73,179,962
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$241,576,612

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,199,334
Aggregate gross unrealized depreciation	(164,089,448)

Net unrealized depreciation	$(77,890,114)

Federal income tax cost of investments	$3,915,813,220

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,765,009,702)	$1,765,009,702
Unaffiliated Issuers (Cost $2,147,213,208)	2,072,913,404
Cash	2,381
Cash held as collateral at broker	207,361,000
Dividends, interest and other receivables	3,098,468
Receivable for securities sold	868,701
Receivable from Separate Accounts for Trust shares sold	657,961
Receivable from investment sub-advisor	237,045

Total assets	4,050,148,662

LIABILITIES
Variation margin payable on futures contracts	16,614,825
Investment management fees payable	1,574,212
Payable to Separate Accounts for Trust shares redeemed	1,154,725
Payable for securities purchased	593,156
Administrative fees payable	533,367
Trustees’ fees payable	3,262
Accrued expenses	309,000

Total liabilities	20,782,547

NET ASSETS	$4,029,366,115

Net assets were comprised of:
Paid in capital	$4,149,759,810
Accumulated undistributed net investment income (loss)	11,147,070
Accumulated undistributed net realized gains (losses) on investments and futures	51,525,049
Net unrealized appreciation (depreciation) on investments and futures	(183,065,814)

Net assets	$4,029,366,115

Class IA
Net asset value, offering and redemption price per share, $4,029,366,115 / 412,440,257 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.77

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends ($1,262,779 of dividend income received from affiliates)	$24,437,430
Interest	101,663

Total income	24,539,093

EXPENSES
Investment management fees	10,215,368
Administrative fees	3,457,842
Printing and mailing expenses	268,945
Custodian fees	129,104
Professional fees	61,757
Trustees’ fees	54,225
Miscellaneous	45,259

Gross expenses	14,232,500
Less: Reimbursement from sub-advisor	(711,271)

Net expenses	13,521,229

NET INVESTMENT INCOME (LOSS)	11,017,864

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	24,807,363
Futures	(75,304,153)

Net realized gain (loss)	(50,496,790)

Change in unrealized appreciation (depreciation) on:
Securities	(180,879,570)
Futures	(129,006,085)

Net change in unrealized appreciation (depreciation)	(309,885,655)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(360,382,445)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(349,364,581)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	August 28, 2009* to December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,017,864	$15,401,081
Net realized gain (loss) on investments and futures	(50,496,790)	102,021,839
Net change in unrealized appreciation (depreciation) on investments and futures	(309,885,655)	126,819,841

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(349,364,581)	244,242,761

DIVIDENDS:
Dividends from net investment income
Class IA	—	(15,271,875)

TOTAL DIVIDENDS	—	(15,271,875)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 8,439,259 and 437,679,533 shares, respectively ]	90,265,014	4,427,319,815
Capital shares issued in reinvestment of dividends [ 0 and 1,458,443 shares, respectively ]	—	15,271,875
Capital shares repurchased [ (29,027,021) and (6,119,957) shares, respectively ]	(320,269,085)	(62,927,809)

Total Class IA transactions	(230,004,071)	4,379,663,881

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(230,004,071)	4,379,663,881

TOTAL INCREASE (DECREASE) IN NET ASSETS	(579,368,652)	4,608,634,767
NET ASSETS:
Beginning of period	4,608,734,767	100,000

End of period (a)	$4,029,366,115	$4,608,734,767

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$11,147,070	$129,206

* The Portfolio commenced operations on August 28, 2009.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2010 (Unaudited)	August 28, 2009* to December 31, 2009
Net asset value, beginning of period	$10.64	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments and futures	(0.90)	0.64

Total from investment operations	(0.87)	0.68

Less distributions:
Dividends from net investment income	—	(0.04)

Net asset value, end of period	$9.77	$10.64

Total return (b)	(8.18)%	6.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,029,366	$4,608,735
Ratio of expenses to average net assets:
After reimbursements (a)	0.60%	0.62%
Before reimbursements (a)	0.63%	0.63%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	0.49%	1.19%
Before reimbursements (a)	0.45%	1.18%
Portfolio turnover rate	3%	44%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

AXA TACTICAL MANAGER 400 PORTFOLIO-I (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Financials	14.5%
Information Technology	10.6
Industrials	10.3
Consumer Discretionary	9.6
Health Care	8.7
Materials	4.6
Utilities	4.3
Energy	4.1
Consumer Staples	2.6
Telecommunication Services	0.6
Cash and Other	30.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$968.90	$3.27
Hypothetical (5% average return before expenses)	1,000.00	1,021.47	3.36
Class IB
Actual	1,000.00	961.10	4.47
Hypothetical (5% average return before expenses)	1,000.00	1,020.23	4.61

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.67% and 0.92%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.6%)
Auto Components (0.5%)
BorgWarner, Inc.*	3,135	$117,061
Gentex Corp.	3,698	66,490

		183,551

Automobiles (0.1%)
Thor Industries, Inc.	1,044	24,795

Distributors (0.2%)
LKQ Corp.*	3,764	72,570

Diversified Consumer Services (1.0%)
Career Education Corp.*	1,758	40,469
Corinthian Colleges, Inc.*	2,341	23,059
ITT Educational Services, Inc.*	770	63,925
Matthews International Corp., Class A	810	23,717
Regis Corp.	1,524	23,729
Service Corp. International	6,765	50,061
Sotheby’s, Inc.	1,794	41,029
Strayer Education, Inc.	371	77,127

		343,116

Hotels, Restaurants & Leisure (1.6%)
Bally Technologies, Inc.*	1,470	47,613
Bob Evans Farms, Inc.	814	20,041
Boyd Gaming Corp.*	1,475	12,523
Brinker International, Inc.	2,730	39,476
Burger King Holdings, Inc.	2,450	41,258
Cheesecake Factory, Inc.*	1,609	35,816
Chipotle Mexican Grill, Inc.*	839	114,784
International Speedway Corp., Class A	816	21,020
Life Time Fitness, Inc.*	1,104	35,096
Panera Bread Co., Class A*	847	63,771
Scientific Games Corp., Class A*	1,736	15,971
Wendy’s/Arby’s Group, Inc., Class A	8,899	35,596
WMS Industries, Inc.*	1,400	54,950

		537,915

Household Durables (1.2%)
American Greetings Corp., Class A	1,055	19,792
KB Home	1,975	21,725
M.D.C. Holdings, Inc.	1,005	27,085
Mohawk Industries, Inc.*	1,494	68,365
NVR, Inc.*	163	106,770
Ryland Group, Inc.	1,172	18,541
Toll Brothers, Inc.*	3,736	61,121
Tupperware Brands Corp.	1,679	66,908

		390,307

Internet & Catalog Retail (0.4%)
Netflix, Inc.*	1,096	119,080

Media (0.5%)
DreamWorks Animation SKG, Inc., Class A*	2,016	57,557
Harte-Hanks, Inc.	1,023	10,690
John Wiley & Sons, Inc., Class A	1,141	44,122
Lamar Advertising Co., Class A*	1,421	34,843

	Number of Shares	Value (Note 1)

Scholastic Corp.	682	$16,450

		163,662

Multiline Retail (0.6%)
99 Cents Only Stores*	1,219	18,041
Dollar Tree, Inc.*	3,375	140,501
Saks, Inc.*	4,253	32,281

		190,823

Specialty Retail (2.7%)
Aaron’s, Inc.	2,170	37,042
Advance Auto Parts, Inc.	2,319	116,367
Aeropostale, Inc.*	2,481	71,056
American Eagle Outfitters, Inc.	5,530	64,977
AnnTaylor Stores Corp.*	1,566	25,479
Barnes & Noble, Inc.	1,059	13,661
Chico’s FAS, Inc.	4,740	46,831
Coldwater Creek, Inc.*	1,567	5,265
Collective Brands, Inc.*	1,710	27,018
Dick’s Sporting Goods, Inc.*	2,380	59,238
Dress Barn, Inc.*	1,591	37,882
Foot Locker, Inc.	4,167	52,588
Guess?, Inc.	1,550	48,422
J. Crew Group, Inc.*	1,490	54,847
PetSmart, Inc.	3,139	94,704
Rent-A-Center, Inc.*	1,751	35,475
Tractor Supply Co.	961	58,592
Williams-Sonoma, Inc.	2,862	71,035

		920,479

Textiles, Apparel & Luxury Goods (0.8%)
Fossil, Inc.*	1,284	44,555
Hanesbrands, Inc.*	2,539	61,088
Phillips-Van Heusen Corp.	1,510	69,867
Timberland Co., Class A*	1,165	18,815
Under Armour, Inc., Class A*	1,006	33,329
Warnaco Group, Inc.*	1,178	42,573

		270,227

Total Consumer Discretionary		3,216,525

Consumer Staples (2.6%)
Beverages (0.2%)
Hansen Natural Corp.*	1,877	73,409

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club, Inc.*	1,428	52,850
Ruddick Corp.	1,092	33,841

		86,691

Food Products (1.1%)
Corn Products International, Inc.	1,999	60,570
Flowers Foods, Inc.	2,052	50,130
Green Mountain Coffee Roasters, Inc.*	2,793	71,780
Lancaster Colony Corp.	519	27,694
Ralcorp Holdings, Inc.*	1,457	79,844
Smithfield Foods, Inc.*	3,916	58,348
Tootsie Roll Industries, Inc.	721	17,052

		365,418

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Household Products (0.6%)
Church & Dwight Co., Inc.	1,879	$117,832
Energizer Holdings, Inc.*	1,858	93,420

		211,252

Personal Products (0.3%)
Alberto-Culver Co.	2,279	61,738
NBTY, Inc.*	1,683	57,239

		118,977

Tobacco (0.1%)
Universal Corp.	654	25,951

Total Consumer Staples		881,698

Energy (4.1%)
Energy Equipment & Services (1.4%)
Atwood Oceanics, Inc.*	1,510	38,535
Exterran Holdings, Inc.*	1,666	43,000
Helix Energy Solutions Group, Inc.*	2,449	26,376
Oceaneering International, Inc.*	1,462	65,644
Patterson-UTI Energy, Inc.	4,089	52,625
Pride International, Inc.*	4,671	104,350
Superior Energy Services, Inc.*	2,093	39,076
Tidewater, Inc.	1,377	53,318
Unit Corp.*	1,078	43,756

		466,680

Oil, Gas & Consumable Fuels (2.7%)
Arch Coal, Inc.	4,323	85,639
Bill Barrett Corp.*	1,031	31,724
Cimarex Energy Co.	2,230	159,623
Comstock Resources, Inc.*	1,255	34,789
Forest Oil Corp.*	2,992	81,861
Frontier Oil Corp.	2,790	37,526
Mariner Energy, Inc.*	2,753	59,134
Newfield Exploration Co.*	3,533	172,622
Overseas Shipholding Group, Inc.	706	26,150
Patriot Coal Corp.*	2,011	23,629
Plains Exploration & Production Co.*	3,709	76,443
Quicksilver Resources, Inc.*	3,155	34,705
Southern Union Co.	3,311	72,378

		896,223

Total Energy		1,362,903

Financials (14.5%)
Capital Markets (1.5%)
Affiliated Managers Group, Inc.*	1,189	72,255
Apollo Investment Corp.	5,093	47,518
Eaton Vance Corp.	3,160	87,248
Greenhill & Co., Inc.	568	34,722
Jefferies Group, Inc.	3,242	68,341
Raymond James Financial, Inc.	2,640	65,182
SEI Investments Co.	3,436	69,957
Waddell & Reed Financial, Inc., Class A	2,312	50,586

		495,809

	Number of Shares	Value (Note 1)

Commercial Banks (2.7%)
Associated Banc-Corp	4,599	$56,384
BancorpSouth, Inc.	1,954	34,937
Bank of Hawaii Corp.	1,278	61,791
Cathay General Bancorp	2,096	21,652
City National Corp./California	1,153	59,068
Commerce Bancshares, Inc./Missouri	1,943	69,929
Cullen/Frost Bankers, Inc.	1,598	82,137
FirstMerit Corp.	2,860	48,992
Fulton Financial Corp.	5,280	50,952
International Bancshares Corp.	1,381	23,049
PacWest Bancorp	848	15,527
Prosperity Bancshares, Inc.	1,240	43,090
SVB Financial Group*	1,102	45,435
Synovus Financial Corp.	20,781	52,784
TCF Financial Corp.	3,284	54,547
Trustmark Corp.	1,512	31,480
Valley National Bancorp	4,281	58,307
Webster Financial Corp.	1,777	31,879
Westamerica Bancorp	778	40,861
Wilmington Trust Corp.	2,428	26,927

		909,728

Consumer Finance (0.1%)
AmeriCredit Corp.*	2,567	46,771

Diversified Financial Services (0.3%)
MSCI, Inc., Class A*	3,095	84,803

Insurance (3.1%)
American Financial Group, Inc./Ohio	2,031	55,487
Arthur J. Gallagher & Co.	2,767	67,459
Brown & Brown, Inc.	3,141	60,119
Everest Reinsurance Group Ltd.	1,563	110,535
Fidelity National Financial, Inc., Class A	6,131	79,642
First American Financial Corp.	2,759	34,984
Hanover Insurance Group, Inc.	1,197	52,070
HCC Insurance Holdings, Inc.	3,050	75,518
Mercury General Corp.	949	39,327
Old Republic International Corp.	6,405	77,693
Protective Life Corp.	2,280	48,769
Reinsurance Group of America, Inc.	1,942	88,769
StanCorp Financial Group, Inc.	1,258	50,999
Transatlantic Holdings, Inc.	1,713	82,155
Unitrin, Inc.	1,330	34,048
W.R. Berkley Corp.	3,416	90,387

		1,047,961

Real Estate Investment Trusts (REITs) (5.5%)
Alexandria Real Estate Equities, Inc. (REIT)	1,179	74,713
AMB Property Corp. (REIT)	4,462	105,794
BRE Properties, Inc. (REIT)	1,655	61,119
Camden Property Trust (REIT)	1,747	71,365
Corporate Office Properties Trust/Maryland (REIT)	1,555	58,717
Cousins Properties, Inc. (REIT)	2,705	18,232
Duke Realty Corp. (REIT)	6,558	74,433

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Equity One, Inc. (REIT)	940	$14,664
Essex Property Trust, Inc. (REIT)	799	77,935
Federal Realty Investment Trust (REIT)	1,630	114,540
Highwoods Properties, Inc. (REIT)	1,086	30,147
Hospitality Properties Trust (REIT)	3,284	69,292
Liberty Property Trust (REIT)	3,001	86,579
Macerich Co. (REIT)	3,442	128,455
Mack-Cali Realty Corp. (REIT)	2,108	62,671
Nationwide Health Properties, Inc. (REIT)	3,178	113,677
Omega Healthcare Investors, Inc. (REIT)	2,468	49,187
Potlatch Corp. (REIT)	1,061	37,910
Rayonier, Inc. (REIT)	2,126	93,587
Realty Income Corp. (REIT)	2,778	84,257
Regency Centers Corp. (REIT)	2,171	74,682
Senior Housing Properties Trust (REIT)	3,390	68,173
SL Green Realty Corp. (REIT)	2,070	113,933
UDR, Inc. (REIT)	4,303	82,316
Weingarten Realty Investors (REIT)	2,782	52,997

		1,819,375

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.	1,116	73,254

Thrifts & Mortgage Finance (1.1%)
Astoria Financial Corp.	2,193	30,176
First Niagara Financial Group, Inc.	5,562	69,692
New York Community Bancorp, Inc.	11,521	175,925
NewAlliance Bancshares, Inc.	2,828	31,702
Washington Federal, Inc.	2,995	48,459

		355,954

Total Financials		4,833,655

Health Care (8.7%)
Biotechnology (0.7%)
United Therapeutics Corp.*	1,305	63,697
Vertex Pharmaceuticals, Inc.*	5,364	176,476

		240,173

Health Care Equipment & Supplies (3.0%)
Beckman Coulter, Inc.	1,859	112,079
Edwards Lifesciences Corp.*	3,008	168,508
Gen-Probe, Inc.*	1,307	59,364
Hill-Rom Holdings, Inc.	1,675	50,970
Hologic, Inc.*	6,877	95,797
IDEXX Laboratories, Inc.*	1,545	94,090
Immucor, Inc.*	1,862	35,471
Kinetic Concepts, Inc.*	1,652	60,315
Masimo Corp.	1,391	33,120
ResMed, Inc.*	2,015	122,532
STERIS Corp.	1,575	48,951
Teleflex, Inc.	1,059	57,482
Thoratec Corp.*	1,519	64,907

		1,003,586

	Number of Shares	Value (Note 1)

Health Care Providers & Services (2.7%)
Community Health Systems, Inc.*	2,517	$85,100
Health Management Associates, Inc., Class A*	6,653	51,694
Health Net, Inc.*	2,667	64,995
Henry Schein, Inc.*	2,430	133,407
Kindred Healthcare, Inc.*	1,046	13,430
LifePoint Hospitals, Inc.*	1,461	45,875
Lincare Holdings, Inc.*	2,623	85,274
MEDNAX, Inc.*	1,252	69,624
Omnicare, Inc.	3,201	75,864
Owens & Minor, Inc.	1,676	47,565
Psychiatric Solutions, Inc.*	1,530	50,061
Universal Health Services, Inc., Class B	2,580	98,427
VCA Antech, Inc.*	2,276	56,354
WellCare Health Plans, Inc.*	1,129	26,802

		904,472

Life Sciences Tools & Services (1.3%)
Affymetrix, Inc.*	1,901	11,216
Bio-Rad Laboratories, Inc., Class A*	513	44,369
Charles River Laboratories International, Inc.*	1,754	60,004
Covance, Inc.*	1,708	87,655
Mettler-Toledo International, Inc.*	899	100,355
Pharmaceutical Product Development, Inc.	3,153	80,118
Techne Corp.	993	57,048

		440,765

Pharmaceuticals (1.0%)
Endo Pharmaceuticals Holdings, Inc.*	3,122	68,122
Medicis Pharmaceutical Corp., Class A	1,546	33,827
Perrigo Co.	2,140	126,410
Valeant Pharmaceuticals International*	1,667	87,167

		315,526

Total Health Care		2,904,522

Industrials (10.3%)
Aerospace & Defense (0.4%)
Alliant Techsystems, Inc.*	879	54,551
BE Aerospace, Inc.*	2,721	69,195

		123,746

Airlines (0.3%)
AirTran Holdings, Inc.*	3,600	17,460
Alaska Air Group, Inc.*	950	42,702
JetBlue Airways Corp.*	5,528	30,349

		90,511

Building Products (0.2%)
Lennox International, Inc.	1,304	54,207

Commercial Services & Supplies (1.2%)
Brink’s Co.	1,278	24,320
Clean Harbors, Inc.*	609	40,444
Copart, Inc.*	1,792	64,172

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Corrections Corp. of America*	3,017	$57,564
Deluxe Corp.	1,367	25,631
Herman Miller, Inc.	1,492	28,154
HNI Corp.	1,202	33,163
Mine Safety Appliances Co.	807	19,998
Rollins, Inc.	1,167	24,145
Waste Connections, Inc.*	2,060	71,873

		389,464

Construction & Engineering (1.0%)
Aecom Technology Corp.*	3,033	69,941
Granite Construction, Inc.	897	21,151
KBR, Inc.	4,270	86,852
Shaw Group, Inc.*	2,225	76,140
URS Corp.*	2,197	86,452

		340,536

Electrical Equipment (1.1%)
Acuity Brands, Inc.	1,155	42,019
AMETEK, Inc.	2,821	113,263
Hubbell, Inc., Class B	1,590	63,107
Regal-Beloit Corp.	1,022	57,007
Thomas & Betts Corp.*	1,401	48,615
Woodward Governor Co.	1,513	38,627

		362,638

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	1,602	57,880

Machinery (3.8%)
AGCO Corp.*	2,461	66,373
Bucyrus International, Inc.	2,151	102,065
Crane Co.	1,248	37,702
Donaldson Co., Inc.	2,055	87,646
Gardner Denver, Inc.	1,392	62,069
Graco, Inc.	1,600	45,104
Harsco Corp.	2,139	50,267
IDEX Corp.	2,156	61,597
Joy Global, Inc.	2,738	137,146
Kennametal, Inc.	2,171	55,209
Lincoln Electric Holdings, Inc.	1,135	57,874
Nordson Corp.	898	50,360
Oshkosh Corp.*	2,383	74,254
Pentair, Inc.	2,617	84,267
SPX Corp.	1,326	70,026
Terex Corp.*	2,884	54,046
Timken Co.	2,116	54,995
Trinity Industries, Inc.	2,110	37,389
Valmont Industries, Inc.	532	38,655
Wabtec Corp.	1,268	50,581

		1,277,625

Marine (0.2%)
Alexander & Baldwin, Inc.	1,094	32,580
Kirby Corp.*	1,433	54,812

		87,392

Professional Services (0.7%)
Corporate Executive Board Co.	911	23,932
FTI Consulting, Inc.*	1,238	53,964
Korn/Ferry International*	1,223	17,000
Manpower, Inc.	2,178	94,046

	Number of Shares	Value (Note 1)

Navigant Consulting, Inc.*	1,338	$13,888
Towers Watson & Co., Class A	1,137	44,173

		247,003

Road & Rail (0.9%)
Con-way, Inc.	1,432	42,989
J.B. Hunt Transport Services, Inc.	2,337	76,350
Kansas City Southern*	2,701	98,181
Landstar System, Inc.	1,338	52,168
Werner Enterprises, Inc.	1,173	25,677

		295,365

Trading Companies & Distributors (0.3%)
GATX Corp.	1,229	32,790
MSC Industrial Direct Co., Class A	1,178	59,677
United Rentals, Inc.*	1,608	14,987

		107,454

Total Industrials		3,433,821

Information Technology (10.6%)
Communications Equipment (1.3%)
ADC Telecommunications, Inc.*	2,591	19,199
ADTRAN, Inc.	1,490	40,632
Ciena Corp.*	2,468	31,294
CommScope, Inc.*	2,510	59,663
F5 Networks, Inc.*	2,129	145,985
Palm, Inc.*	4,474	25,457
Plantronics, Inc.	1,286	36,780
Polycom, Inc.*	2,273	67,713

		426,723

Computers & Peripherals (0.3%)
Diebold, Inc.	1,766	48,123
NCR Corp.*	4,239	51,377

		99,500

Electronic Equipment, Instruments & Components (1.6%)
Arrow Electronics, Inc.*	3,189	71,274
Avnet, Inc.*	4,037	97,332
Ingram Micro, Inc., Class A*	4,412	67,018
Itron, Inc.*	1,069	66,086
National Instruments Corp.	1,524	48,433
Tech Data Corp.*	1,355	48,265
Trimble Navigation Ltd.*	3,211	89,908
Vishay Intertechnology, Inc.*	4,973	38,491

		526,807

Internet Software & Services (0.6%)
AOL, Inc.*	2,837	58,981
Digital River, Inc.*	1,032	24,675
Equinix, Inc.*	1,208	98,114
ValueClick, Inc.*	2,229	23,828

		205,598

IT Services (1.9%)
Acxiom Corp.*	2,110	30,996
Alliance Data Systems Corp.*	1,416	84,280
Broadridge Financial Solutions, Inc.	3,588	68,351
Convergys Corp.*	3,284	32,216
CoreLogic, Inc.	2,772	48,954

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

DST Systems, Inc.	979	$35,381
Gartner, Inc.*	1,610	37,432
Global Payments, Inc.	2,169	79,255
Hewitt Associates, Inc., Class A*	2,197	75,709
Lender Processing Services, Inc.	2,541	79,559
ManTech International Corp., Class A*	594	25,287
NeuStar, Inc., Class A*	1,149	23,692
SRA International, Inc., Class A*	1,152	22,660

		643,772

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	1,567	39,755

Semiconductors & Semiconductor Equipment (1.8%)
Atmel Corp.*	12,132	58,234
Cree, Inc.*	2,852	171,206
Fairchild Semiconductor International, Inc.*	3,315	27,879
Integrated Device Technology, Inc.*	4,425	21,904
International Rectifier Corp.*	1,894	35,247
Intersil Corp., Class A	3,277	39,684
Lam Research Corp.*	3,357	127,767
RF Micro Devices, Inc.*	7,157	27,984
Semtech Corp.*	1,645	26,929
Silicon Laboratories, Inc.*	1,223	49,605

		586,439

Software (3.0%)
ACI Worldwide, Inc.*	910	17,718
Advent Software, Inc.*	419	19,676
ANSYS, Inc.*	2,390	96,962
Cadence Design Systems, Inc.*	7,161	41,462
FactSet Research Systems, Inc.	1,102	73,823
Fair Isaac Corp.	1,240	27,020
Informatica Corp.*	2,448	58,458
Jack Henry & Associates, Inc.	2,250	53,730
Mentor Graphics Corp.*	2,880	25,488
MICROS Systems, Inc.*	2,120	67,565
Parametric Technology Corp.*	3,121	48,906
Quest Software, Inc.*	1,669	30,109
Rovi Corp.*	2,707	102,622
Solera Holdings, Inc.	1,860	67,332
Sybase, Inc.*	2,310	149,365
Synopsys, Inc.*	3,945	82,332
TIBCO Software, Inc.*	4,436	53,498

		1,016,066

Total Information Technology		3,544,660

Materials (4.6%)
Chemicals (2.3%)
Albemarle Corp.	2,430	96,495
Ashland, Inc.	2,077	96,414
Cabot Corp.	1,741	41,976
Cytec Industries, Inc.	1,299	51,947
Intrepid Potash, Inc.*	1,102	21,566
Lubrizol Corp.	1,819	146,084
Minerals Technologies, Inc.	500	23,770
NewMarket Corp.	312	27,244

	Number of Shares	Value (Note 1)

Olin Corp.	2,093	$37,862
RPM International, Inc.	3,447	61,495
Scotts Miracle-Gro Co., Class A	1,206	53,558
Sensient Technologies Corp.	1,312	34,020
Valspar Corp.	2,648	79,758

		772,189

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	1,206	102,281

Containers & Packaging (1.2%)
AptarGroup, Inc.	1,806	68,303
Greif, Inc., Class A	915	50,819
Packaging Corp. of America	2,743	60,401
Rock-Tenn Co., Class A	1,033	51,309
Silgan Holdings, Inc.	1,428	40,527
Sonoco Products Co.	2,668	81,321
Temple-Inland, Inc.	2,862	59,157

		411,837

Metals & Mining (0.7%)
Carpenter Technology Corp.	1,172	38,477
Commercial Metals Co.	3,007	39,753
Reliance Steel & Aluminum Co.	1,709	61,780
Steel Dynamics, Inc.	5,757	75,935
Worthington Industries, Inc.	1,628	20,936

		236,881

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.*	3,386	22,652

Total Materials		1,545,840

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.3%)
Cincinnati Bell, Inc.*	5,378	16,188
tw telecom, Inc.*	3,997	66,670

		82,858

Wireless Telecommunication Services (0.3%)
Syniverse Holdings, Inc.*	1,850	37,833
Telephone & Data Systems, Inc.	2,452	74,516

		112,349

Total Telecommunication Services		195,207

Utilities (4.3%)
Electric Utilities (1.3%)
Cleco Corp.	1,612	42,573
DPL, Inc.	3,187	76,169
Great Plains Energy, Inc.	3,604	61,340
Hawaiian Electric Industries, Inc.	2,452	55,857
IDACORP, Inc.	1,278	42,519
NV Energy, Inc.	6,250	73,813
PNM Resources, Inc.	2,313	25,859
Westar Energy, Inc.	2,948	63,706

		441,836

Gas Utilities (1.3%)
AGL Resources, Inc.	2,064	73,932
Atmos Energy Corp.	2,477	66,978

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Energen Corp.	1,909	$84,626
National Fuel Gas Co.	2,178	99,927
UGI Corp.	2,897	73,700
WGL Holdings, Inc.	1,340	45,600

		444,763

Independent Power Producers & Energy Traders (0.1%)
Dynegy, Inc.*	2,703	10,407

Multi-Utilities (1.4%)
Alliant Energy Corp.	2,944	93,443
Black Hills Corp.	1,037	29,523
MDU Resources Group, Inc.	4,999	90,132
NSTAR	2,842	99,470
OGE Energy Corp.	2,582	94,398
Vectren Corp.	2,161	51,129

		458,095

Water Utilities (0.2%)
Aqua America, Inc.	3,628	64,143

Total Utilities		1,419,244

Total Common Stocks (69.9%) (Cost $24,577,704)		23,338,075

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Short-Term Investment (27.0%)
BlackRock Liquidity Funds TempFund 0.16%‡ (Amortized Cost $9,032,953)	$9,032,953	$9,032,953

Total Investments (96.9%) (Cost $33,610,657)		32,371,028
Other Assets Less Liabilities (3.1%)		1,052,582

Net Assets (100%)		$33,423,610

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$3,974,449	$23,564,499	$18,505,995	$9,032,953	$6,260	$—

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	140	September-10	$10,481,592	$9,940,000	$(541,592)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$3,216,525	$—	$—	$3,216,525
Consumer Staples	881,698	—	—	881,698
Energy	1,362,903	—	—	1,362,903
Financials	4,833,655	—	—	4,833,655
Health Care	2,904,522	—	—	2,904,522
Industrials	3,433,821	—	—	3,433,821
Information Technology	3,544,660	—	—	3,544,660
Materials	1,545,840	—	—	1,545,840
Telecommunication Services	195,207	—	—	195,207
Utilities	1,419,244	—	—	1,419,244
Short-Term Investments	—	9,032,953	—	9,032,953

Total Assets	$23,338,075	$9,032,953	$—	$32,371,028

Liabilities:
Futures	$(541,592)	$—	$—	$(541,592)

Total Liabilities	$(541,592)	$—	$—	$(541,592)

Total	$22,796,483	$9,032,953	$—	$31,829,436

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(541,592	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(541,592)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(215,020)	—	—	(215,020)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(215,020)	$—	$—	$(215,020)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(613,781)	—	—	(613,781)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(613,781)	$—	$—	$(613,781)

The Portfolio held futures contracts with an average notional balance of approximately $8,947,000 during the six months ended June 30, 2010.

^ This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$16,797,199
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$872,007

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$370,664
Aggregate gross unrealized depreciation	(1,610,636)

Net unrealized depreciation	$(1,239,972)

Federal income tax cost of investments	$33,611,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $9,032,953)	$9,032,953
Unaffiliated Issuers (Cost $24,577,704)	23,338,075
Cash	3,336
Cash held as collateral at broker	1,019,700
Receivable from Separate Accounts for Trust shares sold	105,356
Dividends, interest and other receivables	20,384
Receivable for securities sold	9,599
Receivable from investment sub-advisor	1,611
Other assets	155

Total assets	33,531,169

LIABILITIES
Variation margin payable on futures contracts	56,527
Administrative fees payable	9,778
Investment management fees payable	3,807
Distribution fees payable - Class IB	1,075
Payable to Separate Accounts for Trust shares redeemed	112
Accrued expenses	36,260

Total liabilities	107,559

NET ASSETS	$33,423,610

Net assets were comprised of:
Paid in capital	$34,925,133
Accumulated undistributed net investment income (loss)	25,271
Accumulated undistributed net realized gains (losses) on investments and futures	254,427
Net unrealized appreciation (depreciation) on investments and futures	(1,781,221)

Net assets	$33,423,610

Class IA
Net asset value, offering and redemption price per share, $27,516,117 / 2,206,243 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.47

Class IB
Net asset value, offering and redemption price per share, $5,907,493 / 477,409 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.37

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends ($6,260 of dividend income received from affiliates)	$103,172

EXPENSES
Administrative fees	51,988
Investment management fees	51,829
Professional fees	20,028
Custodian fees	7,687
Distribution fees - Class IB	2,499
Printing and mailing expenses	1,224
Trustees’ fees	312
Miscellaneous	1,356

Gross expenses	136,923
Less: Waiver from investment advisor	(53,823)
Reimbursement from sub-advisor	(3,226)

Net expenses	79,874

NET INVESTMENT INCOME (LOSS)	23,298

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	83,210
Futures	(215,020)

Net realized gain (loss)	(131,810)

Change in unrealized appreciation (depreciation) on:
Securities	(1,507,487)
Futures	(613,781)

Net change in unrealized appreciation (depreciation)	(2,121,268)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,253,078)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,229,780)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	May 27, 2009* to December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$23,298	$1,973
Net realized gain (loss) on investments and futures	(131,810)	386,237
Net change in unrealized appreciation (depreciation) on investments and futures	(2,121,268)	340,047

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,229,780)	728,257

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,183,004 and 1,015,040 shares, respectively]	16,025,112	12,365,826
Capital shares repurchased [ (1,659) and (142) shares, respectively]	(23,132)	(1,767)

Total Class IA transactions	16,001,980	12,364,059

Class IB†
Capital shares sold [ 477,967 and 6,675 shares, respectively]	6,476,175	84,828
Capital shares repurchased [ (7,232) and (1) shares, respectively]	(101,898)	(11)

Total Class IB transactions	6,374,277	84,817

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	22,376,257	12,448,876

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,146,477	13,177,133
NET ASSETS:
Beginning of period	13,277,133	100,000

End of period (a)	$33,423,610	$13,277,133

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$25,271	$1,973

* The Portfolio commenced operations on May 27, 2009.
† Class IB commenced operations on October 29, 2009.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2010 (Unaudited)		May 27, 2009* to December 31, 2009
Net asset value, beginning of period	$12.87		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	(e)	0.01	(e)
Net realized and unrealized gain (loss) on investments and futures	(0.41)		2.86

Total from investment operations	(0.40)		2.87

Net asset value, end of period	$12.47		$12.87

Total return (b)	(3.11)%		28.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,516		$13,192
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.67%		0.70%
Before waivers and reimbursements (a)	1.18%		4.36%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.22%		0.08%
Before waivers and reimbursements (a)	(0.28)%		(3.58)%
Portfolio turnover rate	6%		14%

Class IB	Six Months Ended June 30, 2010 (Unaudited)		October 29, 2009* to December 31, 2009
Net asset value, beginning of period	$12.79		$11.81

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	—	#(e)
Net realized and unrealized gain (loss) on investments and futures	(0.42)		0.98

Total from investment operations	(0.42)		0.98

Net asset value, end of period	$12.37		$12.79

Total return (b)	(3.89)%		8.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,907		$85
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.92%		0.95	%(c)
Before waivers and reimbursements (a)	1.43	%(c)	4.61	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.02%		0.04%
Before waivers and reimbursements (a)	(0.38)%		(1.47)%
Portfolio turnover rate	6%		14%

*	Commencement of Operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

AXA TACTICAL MANAGER 400 PORTFOLIO-II (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Financials	11.0%
Information Technology	8.1
Industrials	7.8
Consumer Discretionary	7.3
Health Care	6.6
Materials	3.5
Utilities	3.2
Energy	3.1
Consumer Staples	2.0
Telecommunication Services	0.5
Cash and Other	46.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$959.70	$3.06
Hypothetical (5% average return before expenses)	1,000.00	1,021.67	3.16

*   Expenses are equal to the Portfolio’s Class IA shares annualized expense ratios of 0.63% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.3%)
Auto Components (0.4%)
BorgWarner, Inc.*	65,134	$2,432,104
Gentex Corp.	76,935	1,383,291

		3,815,395

Automobiles (0.0%)
Thor Industries, Inc.	21,840	518,700

Distributors (0.2%)
LKQ Corp.*	79,130	1,525,626

Diversified Consumer Services (0.8%)
Career Education Corp.*	37,174	855,746
Corinthian Colleges, Inc.*	48,155	474,327
ITT Educational Services, Inc.*	16,223	1,346,833
Matthews International Corp., Class A	16,983	497,262
Regis Corp.	31,759	494,488
Service Corp. International	141,482	1,046,967
Sotheby’s, Inc.	37,547	858,700
Strayer Education, Inc.	7,714	1,603,663

		7,177,986

Hotels, Restaurants & Leisure (1.2%)
Bally Technologies, Inc.*	30,508	988,154
Bob Evans Farms, Inc.	16,336	402,192
Boyd Gaming Corp.*	31,460	267,095
Brinker International, Inc.	56,664	819,361
Burger King Holdings, Inc.	50,989	858,655
Cheesecake Factory, Inc.*	33,317	741,636
Chipotle Mexican Grill, Inc.*	17,555	2,401,700
International Speedway Corp., Class A	16,401	422,490
Life Time Fitness, Inc.*	23,002	731,234
Panera Bread Co., Class A*	17,713	1,333,612
Scientific Games Corp., Class A*	35,670	328,164
Wendy’s/Arby’s Group, Inc., Class A	188,913	755,652
WMS Industries, Inc.*	28,920	1,135,110

		11,185,055

Household Durables (0.9%)
American Greetings Corp., Class A	21,367	400,845
KB Home	41,544	456,984
M.D.C. Holdings, Inc.	20,641	556,275
Mohawk Industries, Inc.*	31,241	1,429,588
NVR, Inc.*	3,488	2,284,745
Ryland Group, Inc.	23,981	379,379
Toll Brothers, Inc.*	77,346	1,265,381
Tupperware Brands Corp.	35,059	1,397,101

		8,170,298

Internet & Catalog Retail (0.3%)
Netflix, Inc.*	22,996	2,498,515

Media (0.4%)
DreamWorks Animation SKG, Inc., Class A*	41,891	1,195,988
Harte-Hanks, Inc.	21,817	227,987
John Wiley & Sons, Inc., Class A	24,237	937,245

	Number of Shares	Value (Note 1)

Lamar Advertising Co., Class A*	29,786	$730,353
Scholastic Corp.	13,884	334,882

		3,426,455

Multiline Retail (0.4%)
99 Cents Only Stores*	25,259	373,833
Dollar Tree, Inc.*	70,798	2,947,300
Saks, Inc.*	88,873	674,546

		3,995,679

Specialty Retail (2.1%)
Aaron’s, Inc.	45,604	778,460
Advance Auto Parts, Inc.	48,699	2,443,716
Aeropostale, Inc.*	52,257	1,496,640
American Eagle Outfitters, Inc.	116,078	1,363,917
AnnTaylor Stores Corp.*	32,103	522,316
Barnes & Noble, Inc.	21,606	278,717
Chico’s FAS, Inc.	98,344	971,639
Coldwater Creek, Inc.*	33,556	112,748
Collective Brands, Inc.*	35,845	566,351
Dick’s Sporting Goods, Inc.*	49,785	1,239,149
Dress Barn, Inc.*	33,036	786,587
Foot Locker, Inc.	86,003	1,085,358
Guess?, Inc.	32,559	1,017,143
J. Crew Group, Inc.*	30,942	1,138,975
PetSmart, Inc.	66,022	1,991,884
Rent-A-Center, Inc.*	35,966	728,671
Tractor Supply Co.	20,057	1,222,875
Williams-Sonoma, Inc.	59,273	1,471,156

		19,216,302

Textiles, Apparel & Luxury Goods (0.6%)
Fossil, Inc.*	27,071	939,364
Hanesbrands, Inc.*	53,048	1,276,335
Phillips-Van Heusen Corp.	31,275	1,447,094
Timberland Co., Class A*	23,001	371,466
Under Armour, Inc., Class A*	21,204	702,489
Warnaco Group, Inc.*	24,857	898,332

		5,635,080

Total Consumer Discretionary		67,165,091

Consumer Staples (2.0%)
Beverages (0.2%)
Hansen Natural Corp.*	39,616	1,549,382

Food & Staples Retailing (0.2%)
BJ’s Wholesale Club, Inc.*	30,131	1,115,148
Ruddick Corp.	22,578	699,692

		1,814,840

Food Products (0.8%)
Corn Products International, Inc.	41,945	1,270,933
Flowers Foods, Inc.	42,507	1,038,446
Green Mountain Coffee Roasters, Inc.*	58,538	1,504,427
Lancaster Colony Corp.	10,996	586,747
Ralcorp Holdings, Inc.*	30,218	1,655,946
Smithfield Foods, Inc.*	81,401	1,212,875
Tootsie Roll Industries, Inc.	15,406	364,352

		7,633,726

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Household Products (0.5%)
Church & Dwight Co., Inc.	39,262	$2,462,120
Energizer Holdings, Inc.*	38,839	1,952,825

		4,414,945

Personal Products (0.3%)
Alberto-Culver Co.	47,229	1,279,433
NBTY, Inc.*	34,894	1,186,745

		2,466,178

Tobacco (0.0%)
Universal Corp.	13,348	529,649

Total Consumer Staples		18,408,720

Energy (3.1%)
Energy Equipment & Services (1.1%)
Atwood Oceanics, Inc.*	31,214	796,581
Exterran Holdings, Inc.*	34,955	902,189
Helix Energy Solutions Group, Inc.*	51,305	552,555
Oceaneering International, Inc.*	30,361	1,363,209
Patterson-UTI Energy, Inc.	86,060	1,107,592
Pride International, Inc.*	97,542	2,179,088
Superior Energy Services, Inc.*	43,768	817,149
Tidewater, Inc.	28,481	1,102,784
Unit Corp.*	22,634	918,714

		9,739,861

Oil, Gas & Consumable Fuels (2.0%)
Arch Coal, Inc.	89,447	1,771,945
Bill Barrett Corp.*	21,644	665,986
Cimarex Energy Co.	46,634	3,338,062
Comstock Resources, Inc.*	25,838	716,229
Forest Oil Corp.*	62,667	1,714,569
Frontier Oil Corp.	58,424	785,803
Mariner Energy, Inc.*	57,425	1,233,489
Newfield Exploration Co.*	74,166	3,623,751
Overseas Shipholding Group, Inc.	14,561	539,340
Patriot Coal Corp.*	41,747	490,527
Plains Exploration & Production Co.*	77,707	1,601,541
Quicksilver Resources, Inc.*	65,473	720,203
Southern Union Co.	69,515	1,519,598

		18,721,043

Total Energy		28,460,904

Financials (11.0%)
Capital Markets (1.1%)
Affiliated Managers Group, Inc.*	24,662	1,498,710
Apollo Investment Corp.	106,923	997,592
Eaton Vance Corp.	65,710	1,814,253
Greenhill & Co., Inc.	11,765	719,195
Jefferies Group, Inc.	67,105	1,414,573
Raymond James Financial, Inc.	55,193	1,362,715
SEI Investments Co.	70,823	1,441,956
Waddell & Reed Financial, Inc., Class A	47,638	1,042,319

		10,291,313

	Number of Shares	Value (Note 1)

Commercial Banks (2.0%)
Associated Banc-Corp	95,330	$1,168,746
BancorpSouth, Inc.	41,173	736,173
Bank of Hawaii Corp.	26,531	1,282,774
Cathay General Bancorp	43,009	444,283
City National Corp./California	24,094	1,234,335
Commerce Bancshares, Inc./Missouri	40,968	1,474,438
Cullen/Frost Bankers, Inc.	33,412	1,717,377
First Horizon National Corp.*	429	4,917
FirstMerit Corp.	59,405	1,017,608
Fulton Financial Corp.	111,020	1,071,343
International Bancshares Corp.	29,278	488,650
PacWest Bancorp	16,926	309,915
Prosperity Bancshares, Inc.	25,791	896,237
SVB Financial Group*	22,984	947,630
Synovus Financial Corp.	431,922	1,097,082
TCF Financial Corp.	68,175	1,132,387
Trustmark Corp.	31,918	664,533
Valley National Bancorp	88,722	1,208,394
Webster Financial Corp.	36,268	650,648
Westamerica Bancorp	16,171	849,301
Wilmington Trust Corp.	50,141	556,064

		18,952,835

Consumer Finance (0.1%)
AmeriCredit Corp.*	53,801	980,254

Diversified Financial Services (0.2%)
MSCI, Inc., Class A*	64,462	1,766,259

Insurance (2.4%)
American Financial Group, Inc./Ohio	42,351	1,157,029
Arthur J. Gallagher & Co.	57,268	1,396,194
Brown & Brown, Inc.	65,893	1,261,192
Everest Reinsurance Group Ltd.	32,838	2,322,303
Fidelity National Financial, Inc., Class A	126,516	1,643,443
First American Financial Corp.	56,589	717,549
Hanover Insurance Group, Inc.	24,531	1,067,098
HCC Insurance Holdings, Inc.	63,397	1,569,710
Mercury General Corp.	19,438	805,511
Old Republic International Corp.	134,455	1,630,939
Protective Life Corp.	46,782	1,000,667
Reinsurance Group of America, Inc.	40,796	1,864,785
StanCorp Financial Group, Inc.	25,920	1,050,797
Transatlantic Holdings, Inc.	35,698	1,712,076
Unitrin, Inc.	28,079	718,822
W.R. Berkley Corp.	71,672	1,896,441

		21,814,556

Real Estate Investment Trusts (REITs) (4.2%)
Alexandria Real Estate Equities, Inc. (REIT)	24,485	1,551,614
AMB Property Corp. (REIT)	92,962	2,204,129
BRE Properties, Inc. (REIT)	34,249	1,264,816
Camden Property Trust (REIT)	36,378	1,486,041
Corporate Office Properties Trust/Maryland (REIT)	32,774	1,237,546
Cousins Properties, Inc. (REIT)	55,429	373,592

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Duke Realty Corp. (REIT)	136,941	$1,554,280
Equity One, Inc. (REIT)	19,693	307,211
Essex Property Trust, Inc. (REIT)	16,661	1,625,114
Federal Realty Investment Trust (REIT)	33,959	2,386,299
Highwoods Properties, Inc. (REIT)	39,932	1,108,512
Hospitality Properties Trust (REIT)	68,490	1,445,139
Liberty Property Trust (REIT)	62,723	1,809,559
Macerich Co. (REIT)	72,260	2,696,743
Mack-Cali Realty Corp. (REIT)	43,880	1,304,552
Nationwide Health Properties, Inc. (REIT)	66,271	2,370,514
Omega Healthcare Investors, Inc. (REIT)	51,258	1,021,572
Potlatch Corp. (REIT)	21,960	784,631
Rayonier, Inc. (REIT)	44,310	1,950,526
Realty Income Corp. (REIT)	57,709	1,750,314
Regency Centers Corp. (REIT)	45,293	1,558,079
Senior Housing Properties Trust (REIT)	70,401	1,415,764
SL Green Realty Corp. (REIT)	43,042	2,369,032
UDR, Inc. (REIT)	89,522	1,712,556
Weingarten Realty Investors (REIT)	58,354	1,111,644

		38,399,779

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.	23,164	1,520,485

Thrifts & Mortgage Finance (0.8%)
Astoria Financial Corp.	46,356	637,859
First Niagara Financial Group, Inc.	115,383	1,445,749
New York Community Bancorp, Inc.	240,390	3,670,755
NewAlliance Bancshares, Inc.	57,457	644,093
Washington Federal, Inc.	62,138	1,005,393

		7,403,849

Total Financials		101,129,330

Health Care (6.6%)
Biotechnology (0.5%)
United Therapeutics Corp.*	27,153	1,325,338
Vertex Pharmaceuticals, Inc.*	111,968	3,683,747

		5,009,085

Health Care Equipment & Supplies (2.3%)
Beckman Coulter, Inc.	38,810	2,339,855
Edwards Lifesciences Corp.*	62,508	3,501,698
Gen-Probe, Inc.*	27,332	1,241,419
Hill-Rom Holdings, Inc.	35,394	1,077,039
Hologic, Inc.*	143,824	2,003,468
IDEXX Laboratories, Inc.*	32,165	1,958,849
Immucor, Inc.*	38,260	728,853
Kinetic Concepts, Inc.*	34,468	1,258,427
Masimo Corp.	29,392	699,824
ResMed, Inc.*	41,887	2,547,149
STERIS Corp.	32,704	1,016,440
Teleflex, Inc.	22,339	1,212,561

	Number of Shares	Value (Note 1)

Thoratec Corp.*	31,919	$1,363,899

		20,949,481

Health Care Providers & Services (2.1%)
Community Health Systems, Inc.*	52,403	1,771,745
Health Management Associates, Inc., Class A*	138,902	1,079,269
Health Net, Inc.*	55,556	1,353,900
Henry Schein, Inc.*	50,539	2,774,591
Kindred Healthcare, Inc.*	22,196	284,997
LifePoint Hospitals, Inc.*	30,554	959,396
Lincare Holdings, Inc.*	55,432	1,802,078
MEDNAX, Inc.*	26,169	1,455,258
Omnicare, Inc.	66,356	1,572,637
Owens & Minor, Inc.	34,735	985,779
Psychiatric Solutions, Inc.*	31,752	1,038,925
Universal Health Services, Inc., Class B	53,737	2,050,067
VCA Antech, Inc.*	47,793	1,183,355
WellCare Health Plans, Inc.*	23,122	548,916

		18,860,913

Life Sciences Tools & Services (1.0%)
Affymetrix, Inc.*	40,819	240,832
Bio-Rad Laboratories, Inc., Class A*	10,789	933,140
Charles River Laboratories International, Inc.*	36,889	1,261,973
Covance, Inc.*	35,762	1,835,306
Mettler-Toledo International, Inc.*	18,582	2,074,309
Pharmaceutical Product Development, Inc.	65,478	1,663,796
Techne Corp.	20,788	1,194,270

		9,203,626

Pharmaceuticals (0.7%)
Endo Pharmaceuticals Holdings, Inc.*	64,146	1,399,666
Medicis Pharmaceutical Corp., Class A	31,653	692,567
Perrigo Co.	44,632	2,636,412
Valeant Pharmaceuticals International*	35,130	1,836,948

		6,565,593

Total Health Care		60,588,698

Industrials (7.8%)
Aerospace & Defense (0.3%)
Alliant Techsystems, Inc.*	18,196	1,129,244
BE Aerospace, Inc.*	56,813	1,444,754

		2,573,998

Airlines (0.2%)
AirTran Holdings, Inc.*	73,354	355,767
Alaska Air Group, Inc.*	19,759	888,167
JetBlue Airways Corp.*	114,884	630,713

		1,874,647

Building Products (0.1%)
Lennox International, Inc.	26,758	1,112,330

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Commercial Services & Supplies (0.9%)
Brink’s Co.	26,163	$497,882
Clean Harbors, Inc.*	12,927	858,482
Copart, Inc.*	37,679	1,349,285
Corrections Corp. of America*	63,034	1,202,689
Deluxe Corp.	28,899	541,856
Herman Miller, Inc.	31,802	600,104
HNI Corp.	25,350	699,407
Mine Safety Appliances Co.	17,098	423,688
Rollins, Inc.	23,548	487,208
Waste Connections, Inc.*	43,183	1,506,655

		8,167,256

Construction & Engineering (0.8%)
Aecom Technology Corp.*	63,302	1,459,744
Granite Construction, Inc.	18,451	435,075
KBR, Inc.	89,296	1,816,281
Shaw Group, Inc.*	46,634	1,595,815
URS Corp.*	45,595	1,794,163

		7,101,078

Electrical Equipment (0.8%)
Acuity Brands, Inc.	24,174	879,450
AMETEK, Inc.	59,248	2,378,807
Hubbell, Inc., Class B	33,163	1,316,240
Regal-Beloit Corp.	21,311	1,188,728
Thomas & Betts Corp.*	29,119	1,010,429
Woodward Governor Co.	31,731	810,092

		7,583,746

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	33,419	1,207,429

Machinery (2.9%)
AGCO Corp.*	51,389	1,385,961
Bucyrus International, Inc.	44,917	2,131,312
Crane Co.	26,470	799,659
Donaldson Co., Inc.	42,783	1,824,695
Gardner Denver, Inc.	29,032	1,294,537
Graco, Inc.	33,846	954,119
Harsco Corp.	44,857	1,054,139
IDEX Corp.	45,294	1,294,050
Joy Global, Inc.	56,930	2,851,624
Kennametal, Inc.	45,474	1,156,404
Lincoln Electric Holdings, Inc.	23,787	1,212,899
Nordson Corp.	19,032	1,067,315
Oshkosh Corp.*	49,809	1,552,048
Pentair, Inc.	54,455	1,753,451
SPX Corp.	27,557	1,455,285
Terex Corp.*	60,083	1,125,955
Timken Co.	44,368	1,153,124
Trinity Industries, Inc.	43,839	776,827
Valmont Industries, Inc.	10,999	799,187
Wabtec Corp.	26,558	1,059,399

		26,701,990

Marine (0.2%)
Alexander & Baldwin, Inc.	23,084	687,441
Kirby Corp.*	30,191	1,154,806

		1,842,247

Professional Services (0.6%)
Corporate Executive Board Co.	19,327	507,720

	Number of Shares	Value (Note 1)

FTI Consulting, Inc.*	25,692	$1,119,914
Korn/Ferry International*	24,948	346,777
Manpower, Inc.	45,450	1,962,531
Navigant Consulting, Inc.*	28,062	291,284
Towers Watson & Co., Class A	22,934	890,986

		5,119,212

Road & Rail (0.7%)
Con-way, Inc.	29,760	893,395
J.B. Hunt Transport Services, Inc.	48,429	1,582,176
Kansas City Southern*	56,230	2,043,961
Landstar System, Inc.	27,685	1,079,438
Werner Enterprises, Inc.	24,169	529,059

		6,128,029

Trading Companies & Distributors (0.2%)
GATX Corp.	25,475	679,673
MSC Industrial Direct Co., Class A	24,674	1,249,985
United Rentals, Inc.*	34,158	318,352

		2,248,010

Total Industrials		71,659,972

Information Technology (8.1%)
Communications Equipment (1.0%)
ADC Telecommunications, Inc.*	52,443	388,603
ADTRAN, Inc.	30,344	827,481
Ciena Corp.*	51,921	658,358
CommScope, Inc.*	51,984	1,235,660
F5 Networks, Inc.*	44,325	3,039,365
Palm, Inc.*	47,723	271,544
Plantronics, Inc.	27,373	782,868
Polycom, Inc.*	47,013	1,400,517

		8,604,396

Computers & Peripherals (0.2%)
Diebold, Inc.	36,892	1,005,307
NCR Corp.*	88,476	1,072,329

		2,077,636

Electronic Equipment, Instruments & Components (1.2%)
Arrow Electronics, Inc.*	66,571	1,487,862
Avnet, Inc.*	84,292	2,032,280
Ingram Micro, Inc., Class A*	91,467	1,389,384
Itron, Inc.*	22,236	1,374,629
National Instruments Corp.	30,900	982,002
Tech Data Corp.*	27,932	994,938
Trimble Navigation Ltd.*	67,149	1,880,172
Vishay Intertechnology, Inc.*	104,596	809,573

		10,950,840

Internet Software & Services (0.5%)
AOL, Inc.*	58,439	1,214,947
Digital River, Inc.*	21,814	521,573
Equinix, Inc.*	25,109	2,039,353
ValueClick, Inc.*	46,196	493,835

		4,269,708

IT Services (1.5%)
Acxiom Corp.*	43,930	645,332
Alliance Data Systems Corp.*	29,484	1,754,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Broadridge Financial Solutions, Inc.	75,630	$1,440,751
Convergys Corp.*	68,434	671,338
CoreLogic, Inc.	57,277	1,011,512
DST Systems, Inc.	20,059	724,932
Gartner, Inc.*	33,849	786,989
Global Payments, Inc.	45,100	1,647,954
Hewitt Associates, Inc., Class A*	46,193	1,591,811
Lender Processing Services, Inc.	52,938	1,657,489
ManTech International Corp., Class A*	12,536	533,657
NeuStar, Inc., Class A*	41,787	861,648
SRA International, Inc., Class A*	24,453	480,990

		13,809,291

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	32,455	823,383

Semiconductors & Semiconductor Equipment (1.3%)
Atmel Corp.*	255,998	1,228,790
Cree, Inc.*	59,559	3,575,327
Fairchild Semiconductor International, Inc.*	69,241	582,317
Integrated Device Technology, Inc.*	89,301	442,040
International Rectifier Corp.*	38,460	715,741
Intersil Corp., Class A	68,152	825,321
Lam Research Corp.*	70,389	2,679,005
RF Micro Devices, Inc.*	149,942	586,273
Semtech Corp.*	34,072	557,759
Silicon Laboratories, Inc.*	25,458	1,032,576

		12,225,149

Software (2.3%)
ACI Worldwide, Inc.*	19,443	378,555
Advent Software, Inc.*	8,907	418,273
ANSYS, Inc.*	50,021	2,029,352
Cadence Design Systems, Inc.*	150,320	870,353
FactSet Research Systems, Inc.	22,989	1,540,033
Fair Isaac Corp.	25,868	563,664
Informatica Corp.*	50,632	1,209,092
Jack Henry & Associates, Inc.	47,529	1,134,992
Mentor Graphics Corp.*	59,202	523,938
MICROS Systems, Inc.*	44,865	1,429,848
Parametric Technology Corp.*	64,132	1,004,948
Quest Software, Inc.*	34,036	614,009
Rovi Corp.*	56,754	2,151,544
Solera Holdings, Inc.	39,058	1,413,900
Sybase, Inc.*	48,151	3,113,444
Synopsys, Inc.*	81,691	1,704,891
TIBCO Software, Inc.*	91,894	1,108,242

		21,209,078

Total Information Technology		73,969,481

Materials (3.5%)
Chemicals (1.8%)
Albemarle Corp.	50,330	1,998,604
Ashland, Inc.	43,419	2,015,510
Cabot Corp.	36,251	874,012
Cytec Industries, Inc.	26,886	1,075,171
Intrepid Potash, Inc.*	22,891	447,977

	Number of Shares	Value (Note 1)

Lubrizol Corp.	37,914	$3,044,873
Minerals Technologies, Inc.	10,660	506,776
NewMarket Corp.	6,380	557,102
Olin Corp.	43,217	781,795
RPM International, Inc.	71,630	1,277,879
Scotts Miracle-Gro Co., Class A	25,248	1,121,264
Sensient Technologies Corp.	27,799	720,828
Valspar Corp.	55,448	1,670,094

		16,091,885

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	25,065	2,125,763

Containers & Packaging (0.9%)
AptarGroup, Inc.	37,923	1,434,248
Greif, Inc., Class A	19,222	1,067,590
Packaging Corp. of America	57,032	1,255,845
Rock-Tenn Co., Class A	21,608	1,073,269
Silgan Holdings, Inc.	29,764	844,702
Sonoco Products Co.	55,943	1,705,143
Temple-Inland, Inc.	59,469	1,229,224

		8,610,021

Metals & Mining (0.5%)
Carpenter Technology Corp.	24,337	798,984
Commercial Metals Co.	63,397	838,108
Reliance Steel & Aluminum Co.	35,636	1,288,241
Steel Dynamics, Inc.	120,422	1,588,366
Worthington Industries, Inc.	33,681	433,138

		4,946,837

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.*	69,820	467,096

Total Materials		32,241,602

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.2%)
Cincinnati Bell, Inc.*	114,667	345,148
tw telecom, Inc.*	83,185	1,387,526

		1,732,674

Wireless Telecommunication Services (0.3%)
Syniverse Holdings, Inc.*	38,878	795,055
Telephone & Data Systems, Inc.	51,287	1,558,612

		2,353,667

Total Telecommunication Services		4,086,341

Utilities (3.2%)
Electric Utilities (1.0%)
Cleco Corp.	33,977	897,333
DPL, Inc.	65,756	1,571,568
Great Plains Energy, Inc.	74,904	1,274,866
Hawaiian Electric Industries, Inc.	51,894	1,182,145
IDACORP, Inc.	26,948	896,560
NV Energy, Inc.	129,973	1,534,981
PNM Resources, Inc.	47,255	528,311
Westar Energy, Inc.	61,001	1,318,232

		9,203,996

Gas Utilities (1.0%)
AGL Resources, Inc.	43,262	1,549,645
Atmos Energy Corp.	51,791	1,400,428

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Energen Corp.	40,068	$1,776,214
National Fuel Gas Co.	45,178	2,072,767
UGI Corp.	59,986	1,526,044
WGL Holdings, Inc.	27,929	950,424

		9,275,522

Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc.*	55,574	213,960

Multi-Utilities (1.0%)
Alliant Energy Corp.	61,086	1,938,870
Black Hills Corp.	22,126	629,927
MDU Resources Group, Inc.	104,287	1,880,295
NSTAR	58,922	2,062,270
OGE Energy Corp.	53,813	1,967,403
Vectren Corp.	45,538	1,077,429

		9,556,194

Water Utilities (0.2%)
Aqua America, Inc.	75,566	1,336,007

Total Utilities		29,585,679

Total Common Stocks (53.1%) (Cost $483,647,631)		487,295,818

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Short-Term Investment (42.3%)
BlackRock Liquidity Funds TempFund 0.16%‡	$388,677,459	$388,677,459

Time Deposit (0.2%)
JPMorgan Chase Nassau 0.000%, 7/1/10	1,850,086	1,850,086

Total Short-Term Investments (42.5%) (Amortized Cost $390,527,545)		390,527,545

Total Investments (95.6%) (Cost/Amortized Cost $874,175,176)		877,823,363
Other Assets Less Liabilities (4.4%)		40,297,724

Net Assets (100%)		$918,121,087

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$441,334,009	$409,829,694	$462,486,244	$388,677,459	$289,626	$—

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	1,714	September-10	$105,572,761	$104,176,920	$(1,395,841)
S&P 500 E-Mini Index	2,012	September-10	109,003,202	103,275,960	(5,727,242)
S&P MidCap 400 E-Mini Index	3,129	September-10	234,337,264	222,159,000	(12,178,264)

					$(19,301,347)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$67,165,091	$—	$—	$67,165,091
Consumer Staples	18,408,720	—	—	18,408,720
Energy	28,460,904	—	—	28,460,904
Financials	101,129,330	—	—	101,129,330
Health Care	60,588,698	—	—	60,588,698
Industrials	71,659,972	—	—	71,659,972
Information Technology	73,969,481	—	—	73,969,481
Materials	32,241,602	—	—	32,241,602
Telecommunication Services	4,086,341	—	—	4,086,341
Utilities	29,585,679	—	—	29,585,679
Short-Term Investments	—	390,527,545	—	390,527,545

Total Assets	$487,295,818	$390,527,545	$—	$877,823,363

Liabilities:
Futures	$(19,301,347)	$—	$—	$(19,301,347)

Total Liabilities	$(19,301,347)	$—	$—	$(19,301,347)

Total	$467,994,471	$390,527,545	$—	$858,522,016

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(19,301,347	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(19,301,347)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	16,898,975	—	—	16,898,975
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$16,898,975	$—	$—	$16,898,975

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(34,728,637)	—	—	(34,728,637)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(34,728,637)	$—	$—	$(34,728,637)

The Portfolio held futures contracts with an average notional balance of approximately $251,059,000 during the six months ended June 30, 2010.

^ This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$62,945,030
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$191,120,484

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,191,682
Aggregate gross unrealized depreciation	(33,027,212)

Net unrealized appreciation	$3,164,470

Federal income tax cost of investments	$874,658,893

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-II

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $388,677,459)	$388,677,459
Unaffiliated Issuers (Cost $485,497,717)	489,145,904
Cash	68,769
Cash held as collateral at broker	43,920,000
Receivable for securities sold	821,070
Dividends, interest and other receivables	526,421
Receivable from Separate Accounts for Trust shares sold	58,822
Receivable from investment sub-advisor	53,017

Total assets	923,271,462

LIABILITIES
Variation margin payable on futures contracts	2,929,430
Payable for securities purchased	1,475,003
Investment management fees payable	359,096
Administrative fees payable	128,329
Payable to Separate Accounts for Trust shares redeemed	56,858
Trustees’ fees payable	762
Accrued expenses	200,897

Total liabilities	5,150,375

NET ASSETS	$918,121,087

Net assets were comprised of:
Paid in capital	$891,111,712
Accumulated undistributed net investment income (loss)	879,768
Accumulated undistributed net realized gains (losses) on investments and futures	41,782,767
Net unrealized appreciation (depreciation) on investments and futures	(15,653,160)

Net assets	$918,121,087

Class IA
Net asset value, offering and redemption price per share, $918,121,087 / 89,620,257 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.24

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends ($289,626 of dividend income received from affiliates)	$4,134,046
Interest	24,575

Total income	4,158,621

EXPENSES
Investment management fees	2,369,870
Administrative fees	842,025
Custodian fees	168,094
Printing and mailing expenses	62,727
Professional fees	29,625
Trustees’ fees	12,707
Miscellaneous	8,544

Gross expenses	3,493,592
Less: Reimbursement from sub-advisor	(164,754)

Net expenses	3,328,838

NET INVESTMENT INCOME (LOSS)	829,783

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	10,869,979
Futures	16,898,975

Net realized gain (loss)	27,768,954

Change in unrealized appreciation (depreciation) on:
Securities	(24,684,514)
Futures	(34,728,637)

Net change in unrealized appreciation (depreciation)	(59,413,151)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(31,644,197)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(30,814,414)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-II

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	August 28, 2009* to December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$829,783	$2,293,173
Net realized gain (loss) on investments and futures	27,768,954	14,013,813
Net change in unrealized appreciation (depreciation) on investments and futures	(59,413,151)	43,759,991

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(30,814,414)	60,066,977

DIVIDENDS:
Dividends from net investment income
Class IA	—	(2,243,188)

TOTAL DIVIDENDS	—	(2,243,188)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [422,369 and 108,496,961 shares, respectively]	4,648,193	1,096,667,854
Capital shares issued in reinvestment of dividends [0 and 214,656 shares, respectively]	—	2,243,188
Capital shares repurchased [(14,388,198) and (5,135,531) shares, respectively]	(160,989,223)	(51,558,300)

Total Class IA transactions	(156,341,030)	1,047,352,742

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(156,341,030)	1,047,352,742

TOTAL INCREASE (DECREASE) IN NET ASSETS	(187,155,444)	1,105,176,531
NET ASSETS:
Beginning of period	1,105,276,531	100,000

End of period (a)	$918,121,087	$1,105,276,531

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$879,768	$49,985

* The Portfolio commenced operation on August 28, 2009.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-II

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2010 (Unaudited)	August 28, 2009* to December 31, 2009
Net asset value, beginning of period	$10.67	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments and futures	(0.44)	0.67

Total from investment operations	(0.43)	0.69

Less distributions:
Dividends from net investment income	—	(0.02)

Net asset value, end of period	$10.24	$10.67

Total return (b)	(4.03)%	6.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$918,121	$1,105,277
Ratio of expenses to average net assets:
After reimbursements (a)	0.63%	0.64%
Before reimbursements (a)	0.66%	0.65%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	0.16%	0.72%
Before reimbursements (a)	0.13%	0.71%
Portfolio turnover rate	11%	84%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

AXA TACTICAL MANAGER 2000 PORTFOLIO-I (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Financials	15.0%
Information Technology	12.6
Industrials	10.7
Health Care	9.7
Consumer Discretionary	9.6
Energy	3.7
Materials	3.4
Consumer Staples	2.3
Utilities	2.3
Telecommunication Services	0.7
Cash and Other	30.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses
The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$963.90	$3.31
Hypothetical (5% average return before expenses)	1,000.00	1,021.42	3.41
Class IB
Actual	1,000.00	957.60	4.51
Hypothetical (5% average return before expenses)	1,000.00	1,020.18	4.66

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.68% and 0.93%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period ).

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.6%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*	8,111	$59,454
Amerigon, Inc.*	3,349	24,716
Cooper Tire & Rubber Co.	9,020	175,890
Dana Holding Corp.*	20,267	202,670
Dorman Products, Inc.*	1,592	32,365
Drew Industries, Inc.*	2,657	53,671
Exide Technologies, Inc.*	10,197	53,024
Fuel Systems Solutions, Inc.*	1,971	51,148
Hawk Corp., Class A*	526	13,387
Modine Manufacturing Co.*	6,781	52,078
Shiloh Industries, Inc.*	1,002	8,477
Spartan Motors, Inc.	5,020	21,084
Standard Motor Products, Inc.	2,898	23,387
Stoneridge, Inc.*	2,520	19,127
Superior Industries International, Inc.	3,298	44,325
Tenneco, Inc.*	8,623	181,600

		1,016,403

Automobiles (0.0%)
Winnebago Industries, Inc.*	4,235	42,096

Distributors (0.0%)
Audiovox Corp., Class A*	2,947	21,660
Core-Mark Holding Co., Inc.*	1,429	39,155

		60,815

Diversified Consumer Services (0.9%)
American Public Education, Inc.*	2,651	115,849
Bridgepoint Education, Inc.*	2,804	44,331
Cambium Learning Group, Inc.*	2,183	7,859
Capella Education Co.*	2,489	202,480
Coinstar, Inc.*	4,620	198,521
Corinthian Colleges, Inc.*	12,594	124,051
CPI Corp.	590	13,228
Grand Canyon Education, Inc.*	4,504	105,529
K12, Inc.*	3,623	80,358
Learning Tree International, Inc.*	749	8,127
Lincoln Educational Services Corp.*	2,320	47,769
Mac-Gray Corp.	1,981	22,068
Matthews International Corp., Class A	4,432	129,769
Pre-Paid Legal Services, Inc.*	986	44,853
Princeton Review, Inc.*	2,137	4,958
Regis Corp.	8,388	130,601
Sotheby’s, Inc.	9,765	223,325
Steiner Leisure Ltd.*	2,113	81,224
Stewart Enterprises, Inc., Class A	11,743	63,530
Universal Technical Institute, Inc.*	2,886	68,225

		1,716,655

Hotels, Restaurants & Leisure (1.7%)
AFC Enterprises, Inc.*	3,710	33,761
Ambassadors Group, Inc.	2,789	31,488
Ameristar Casinos, Inc.	3,836	57,770
Biglari Holdings, Inc.*	211	60,536

	Number of Shares	Value (Note 1)

BJ’s Restaurants, Inc.*	3,223	$76,063
Bluegreen Corp.*	2,979	8,967
Bob Evans Farms, Inc.	4,466	109,953
Boyd Gaming Corp.*	7,232	61,400
Buffalo Wild Wings, Inc.*	2,620	95,840
California Pizza Kitchen, Inc.*	2,816	42,662
Caribou Coffee Co., Inc.*	689	6,525
Carrols Restaurant Group, Inc.*	1,133	5,178
CEC Entertainment, Inc.*	3,086	108,812
Cheesecake Factory, Inc.*	8,754	194,864
Churchill Downs, Inc.	1,654	54,251
CKE Restaurants, Inc.	7,918	99,213
Cracker Barrel Old Country Store, Inc.	3,486	162,308
Denny’s Corp.*	14,071	36,585
DineEquity, Inc.*	2,570	71,754
Domino’s Pizza, Inc.*	5,385	60,851
Einstein Noah Restaurant Group, Inc.*	480	5,179
Empire Resorts, Inc.*	5,672	9,245
Gaylord Entertainment Co.*	4,912	108,506
Interval Leisure Group, Inc.*	5,743	71,500
Isle of Capri Casinos, Inc.*	2,373	21,974
Jack in the Box, Inc.*	7,667	149,123
Jamba, Inc.*	8,401	17,894
Krispy Kreme Doughnuts, Inc.*	8,623	29,060
Landry’s Restaurants, Inc.*	1,135	27,762
Life Time Fitness, Inc.*	6,124	194,682
Marcus Corp.	3,066	29,004
McCormick & Schmick’s Seafood Restaurants, Inc.*	2,555	19,060
Monarch Casino & Resort, Inc.*	892	9,036
Morgans Hotel Group Co.*	3,546	21,843
Multimedia Games, Inc.*	4,798	21,591
O’Charleys, Inc.*	3,163	16,764
Orient-Express Hotels Ltd., Class A*	13,323	98,590
P.F. Chang’s China Bistro, Inc.	3,456	137,030
Papa John’s International, Inc.*	3,176	73,429
Peet’s Coffee & Tea, Inc.*	1,665	65,385
Pinnacle Entertainment, Inc.*	8,850	83,721
Red Lion Hotels Corp.*	1,502	8,967
Red Robin Gourmet Burgers, Inc.*	2,278	39,091
Ruby Tuesday, Inc.*	9,482	80,597
Ruth’s Hospitality Group, Inc.*	5,013	20,954
Scientific Games Corp., Class A*	8,733	80,344
Shuffle Master, Inc.*	7,817	62,614
Sonic Corp.*	8,872	68,758
Speedway Motorsports, Inc.	2,012	27,283
Texas Roadhouse, Inc.*	8,045	101,528
Vail Resorts, Inc.*	5,197	181,427

		3,260,722

Household Durables (0.5%)
American Greetings Corp., Class A	5,735	107,589
Beazer Homes USA, Inc.*	11,014	39,981
Blyth, Inc.	872	29,709
Brookfield Homes Corp.*	1,013	6,828
Cavco Industries, Inc.*	949	33,386
CSS Industries, Inc.	700	11,550

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Ethan Allen Interiors, Inc.	3,601	$50,378
Furniture Brands International, Inc.*	6,095	31,816
Helen of Troy Ltd.*	4,348	95,917
Hooker Furniture Corp.	1,867	19,902
Hovnanian Enterprises, Inc., Class A*	7,558	27,813
iRobot Corp.*	2,822	53,025
Kid Brands, Inc.*	1,665	11,705
La-Z-Boy, Inc.*	7,469	55,495
Libbey, Inc.*	2,391	31,035
Lifetime Brands, Inc.*	1,365	19,956
M/I Homes, Inc.*	2,749	26,500
Meritage Homes Corp.*	4,620	75,214
National Presto Industries, Inc.	684	63,516
Ryland Group, Inc.	6,356	100,552
Sealy Corp.*	7,791	20,802
Skyline Corp.	746	13,435
Standard Pacific Corp.*	15,614	51,995
Universal Electronics, Inc.*	1,968	32,728

		1,010,827

Internet & Catalog Retail (0.3%)
1-800-FLOWERS.COM, Inc., Class A*	2,695	5,552
Blue Nile, Inc.*	1,850	87,098
Drugstore.Com, Inc.*	13,452	41,432
Gaiam, Inc., Class A	2,901	17,609
HSN, Inc.*	5,783	138,792
NutriSystem, Inc.	4,479	102,748
Orbitz Worldwide, Inc.*	3,607	13,743
Overstock.com, Inc.*	2,292	41,416
PetMed Express, Inc.	3,386	60,271
Shutterfly, Inc.*	3,874	92,821
U.S. Auto Parts Network, Inc.*	2,336	14,016
Vitacost.com, Inc.*	2,065	18,564

		634,062

Leisure Equipment & Products (0.6%)
Arctic Cat, Inc.*	1,608	14,649
Brunswick Corp.	12,873	160,011
Callaway Golf Co.	9,499	57,374
Eastman Kodak Co.*	39,192	170,093
JAKKS Pacific, Inc.*	4,100	58,958
Johnson Outdoors, Inc., Class A*	689	7,751
Leapfrog Enterprises, Inc.*	5,329	21,422
Marine Products Corp.*	994	5,626
Polaris Industries, Inc.	4,456	243,387
Pool Corp.	7,041	154,339
RC2 Corp.*	3,116	50,199
Smith & Wesson Holding Corp.*	8,708	35,616
Sport Supply Group, Inc.	911	12,262
Steinway Musical Instruments, Inc.*	640	11,386
Sturm Ruger & Co., Inc.	2,785	39,909
Summer Infant, Inc.*	1,691	11,076

		1,054,058

Media (1.1%)
AH Belo Corp., Class A*	2,554	16,959
Arbitron, Inc.	3,866	99,086
Ascent Media Corp., Class A*	2,114	53,400

	Number of Shares	Value (Note 1)

Ballantyne Strong, Inc.*	2,113	$15,298
Belo Corp., Class A*	13,067	74,351
Carmike Cinemas, Inc.*	1,089	6,599
Cinemark Holdings, Inc.	8,141	107,054
CKX, Inc.*	8,626	43,044
Crown Media Holdings, Inc., Class A*	300	528
Cumulus Media, Inc., Class A*	3,204	8,555
Dex One Corp.*	7,040	133,760
Entercom Communications Corp., Class A*	3,522	31,064
Entravision Communications Corp., Class A*	7,138	15,061
EW Scripps Co., Class A*	4,429	32,907
Fisher Communications, Inc.*	1,108	18,659
Global Sources Ltd.*	3,621	28,389
Gray Television, Inc.*	6,725	16,207
Harte-Hanks, Inc.	5,499	57,465
Journal Communications, Inc., Class A*	6,172	24,503
Knology, Inc.*	4,380	47,873
Lee Enterprises, Inc.*	5,968	15,338
LIN TV Corp., Class A*	4,181	22,619
Lions Gate Entertainment Corp.*	9,314	65,012
Live Nation Entertainment, Inc.*	20,350	212,657
LodgeNet Interactive Corp.*	4,446	16,495
Martha Stewart Living Omnimedia, Inc., Class A*	4,392	21,609
McClatchy Co., Class A*	8,300	30,212
Media General, Inc., Class A*	3,150	30,744
Mediacom Communications Corp., Class A*	5,791	38,915
National CineMedia, Inc.	6,120	101,959
Nexstar Broadcasting Group, Inc., Class A*	1,726	7,560
Outdoor Channel Holdings, Inc.*	1,453	6,785
Playboy Enterprises, Inc., Class B*	2,418	10,156
PRIMEDIA, Inc.	1,679	4,919
Radio One, Inc., Class D*	4,971	6,363
RCN Corp.*	5,343	79,130
Rentrak Corp.*	1,394	33,916
Scholastic Corp.	4,362	105,211
Sinclair Broadcast Group, Inc., Class A*	6,287	36,653
SuperMedia, Inc.*	1,692	30,947
Valassis Communications, Inc.*	7,265	230,446
Warner Music Group Corp.*	5,762	28,003
Westwood One, Inc.*	853	8,419
World Wrestling Entertainment, Inc., Class A	3,183	49,527

		2,024,357

Multiline Retail (0.3%)
99 Cents Only Stores*	6,821	100,951
Bon-Ton Stores, Inc.*	1,563	15,239
Dillard’s, Inc., Class A	6,650	142,975
Fred’s, Inc., Class A	5,874	64,967
Retail Ventures, Inc.*	3,616	28,277
Saks, Inc.*	19,549	148,377
Tuesday Morning Corp.*	4,881	19,475

		520,261

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Specialty Retail (2.3%)
America’s Car-Mart, Inc.*	1,439	$32,565
AnnTaylor Stores Corp.*	8,555	139,190
Asbury Automotive Group, Inc.*	3,739	39,409
Barnes & Noble, Inc.	5,123	66,087
bebe Stores, Inc.	5,336	34,150
Big 5 Sporting Goods Corp.	3,154	41,444
Books-A-Million, Inc.	801	4,822
Borders Group, Inc.*	4,904	6,522
Brown Shoe Co., Inc.	6,060	91,991
Buckle, Inc.	3,731	120,959
Build-A-Bear Workshop, Inc.*	2,922	19,811
Cabela’s, Inc.*	5,824	82,351
Casual Male Retail Group, Inc.*	5,422	18,543
Cato Corp., Class A	4,048	89,137
Charming Shoppes, Inc.*	16,903	63,386
Children’s Place Retail Stores, Inc.*	3,952	173,967
Christopher & Banks Corp.	5,274	32,646
Citi Trends, Inc.*	2,143	70,590
Coldwater Creek, Inc.*	8,386	28,177
Collective Brands, Inc.*	9,351	147,746
Conn’s, Inc.*	1,133	6,662
Destination Maternity Corp.*	690	17,457
Dress Barn, Inc.*	8,604	204,861
DSW, Inc., Class A*	2,171	48,761
Express, Inc.*	2,180	35,687
Finish Line, Inc., Class A	7,319	101,954
Genesco, Inc.*	3,521	92,638
Group 1 Automotive, Inc.*	3,517	82,755
Gymboree Corp.*	4,259	181,902
Haverty Furniture Cos., Inc.	2,584	31,757
hhgregg, Inc.*	1,839	42,885
Hibbett Sports, Inc.*	4,163	99,745
HOT Topic, Inc.	6,521	33,127
Jo-Ann Stores, Inc.*	3,848	144,338
JoS. A. Bank Clothiers, Inc.*	2,667	143,991
Kirkland’s, Inc.*	2,450	41,344
Lithia Motors, Inc., Class A	3,278	20,258
Lumber Liquidators Holdings, Inc.*	3,234	75,449
MarineMax, Inc.*	2,986	20,723
Men’s Wearhouse, Inc.	7,637	140,215
Midas, Inc.*	1,328	10,186
Monro Muffler Brake, Inc.	2,919	115,388
New York & Co., Inc.*	2,491	5,704
OfficeMax, Inc.*	12,130	158,418
Pacific Sunwear of California, Inc.*	9,757	31,222
Penske Automotive Group, Inc.*	5,905	67,081
PEP Boys-Manny, Moe & Jack	7,130	63,172
Pier 1 Imports, Inc.*	15,090	96,727
Rent-A-Center, Inc.*	9,608	194,658
Rue21, Inc.*	2,059	62,470
Sally Beauty Holdings, Inc.*	13,684	112,209
Select Comfort Corp.*	7,837	68,574
Shoe Carnival, Inc.*	1,310	26,868
Sonic Automotive, Inc., Class A*	5,644	48,313
Stage Stores, Inc.	5,589	59,691
Stein Mart, Inc.*	3,838	23,911
Systemax, Inc.	1,550	23,358
Talbots, Inc.*	10,129	104,430

	Number of Shares	Value (Note 1)

Ulta Salon Cosmetics & Fragrance, Inc.*	4,542	$107,464
Vitamin Shoppe, Inc.*	2,228	57,148
West Marine, Inc.*	2,402	26,134
Wet Seal, Inc., Class A*	14,241	51,980
Winmark Corp.	330	11,045
Zumiez, Inc.*	2,955	47,605

		4,443,758

Textiles, Apparel & Luxury Goods (1.4%)
American Apparel, Inc.*	3,252	5,951
Carter’s, Inc.*	8,608	225,960
Cherokee, Inc.	820	14,022
Columbia Sportswear Co.	1,681	78,452
Crocs, Inc.*	12,226	129,351
Culp, Inc.*	1,286	14,095
Deckers Outdoor Corp.*	1,847	263,881
Delta Apparel, Inc.*	743	10,848
G-III Apparel Group Ltd.*	2,094	47,932
Iconix Brand Group, Inc.*	10,411	149,606
Joe’s Jeans, Inc.*	5,630	11,147
Jones Apparel Group, Inc.	12,497	198,077
Kenneth Cole Productions, Inc., Class A*	874	9,623
K-Swiss, Inc., Class A*	3,879	43,561
LaCrosse Footwear, Inc.	652	10,980
Liz Claiborne, Inc.*	13,993	59,050
Maidenform Brands, Inc.*	3,244	66,048
Movado Group, Inc.*	2,414	25,782
Oxford Industries, Inc.	1,869	39,118
Perry Ellis International, Inc.*	1,362	27,512
Quiksilver, Inc.*	18,774	69,464
R.G. Barry Corp.	1,152	12,707
Skechers U.S.A., Inc., Class A*	5,054	184,572
Steven Madden Ltd.*	3,420	107,798
Timberland Co., Class A*	6,054	97,772
True Religion Apparel, Inc.*	3,706	81,791
Under Armour, Inc., Class A*	5,110	169,294
Unifi, Inc.*	6,865	26,224
UniFirst Corp.	2,054	90,417
Volcom, Inc.*	2,768	51,402
Warnaco Group, Inc.*	6,387	230,826
Weyco Group, Inc.	1,111	25,309
Wolverine World Wide, Inc.	7,199	181,559

		2,760,131

Total Consumer Discretionary		18,544,145

Consumer Staples (2.3%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	1,275	85,999
Coca-Cola Bottling Co. Consolidated	621	29,758
Heckmann Corp.*	13,093	60,751
MGP Ingredients, Inc.*	1,744	11,563
National Beverage Corp.	1,900	23,332

		211,403

Food & Staples Retailing (0.7%)
Andersons, Inc.	2,653	86,461
Arden Group, Inc., Class A	231	20,298
Casey’s General Stores, Inc.	7,401	258,295

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Great Atlantic & Pacific Tea Co., Inc.*	5,572	$21,731
Ingles Markets, Inc., Class A	1,843	27,737
Nash Finch Co.	1,880	64,221
Pantry, Inc.*	3,313	46,746
Pricesmart, Inc.	2,309	53,638
Rite Aid Corp.*	76,267	74,742
Ruddick Corp.	6,268	194,245
Spartan Stores, Inc.	3,252	44,617
Susser Holdings Corp.*	769	9,067
United Natural Foods, Inc.*	6,259	187,019
Village Super Market, Inc., Class A	907	23,809
Weis Markets, Inc.	1,598	52,590
Winn-Dixie Stores, Inc.*	7,976	76,889

		1,242,105

Food Products (1.0%)
Alico, Inc.	358	8,227
American Italian Pasta Co., Class A*	3,056	161,571
B&G Foods, Inc., Class A	6,906	74,447
Calavo Growers, Inc.	1,588	28,520
Cal-Maine Foods, Inc.	1,949	62,232
Chiquita Brands International, Inc.*	6,539	79,449
Darling International, Inc.*	12,021	90,278
Diamond Foods, Inc.	3,171	130,328
Dole Food Co., Inc.*	5,214	54,382
Farmer Bros Co.	1,270	19,164
Fresh Del Monte Produce, Inc.*	5,519	111,705
Griffin Land & Nurseries, Inc.	329	8,357
Hain Celestial Group, Inc.*	5,944	119,890
Harbinger Group, Inc.*	1,822	11,442
Imperial Sugar Co.	2,137	21,584
J&J Snack Foods Corp.	2,071	87,189
John B. Sanfilippo & Son, Inc.*	948	13,717
Lancaster Colony Corp.	2,797	149,248
Lance, Inc.	3,519	58,028
Lifeway Foods, Inc.*	494	4,811
Pilgrim’s Pride Corp.*	6,872	45,149
Sanderson Farms, Inc.	3,207	162,723
Seneca Foods Corp., Class A*	1,045	33,712
Smart Balance, Inc.*	9,289	37,992
Synutra International, Inc.*	2,601	42,058
Tootsie Roll Industries, Inc.	3,657	86,488
TreeHouse Foods, Inc.*	5,063	231,177

		1,933,868

Household Products (0.1%)
Cellu Tissue Holdings, Inc.*	831	6,457
Central Garden & Pet Co., Class A*	8,600	77,142
Oil-Dri Corp. of America	636	14,596
Spectrum Brands Holdings, Inc.*	2,566	65,074
WD-40 Co.	2,403	80,260

		243,529

Personal Products (0.2%)
Elizabeth Arden, Inc.*	3,504	50,878
Female Health Co.	3,376	17,521
Inter Parfums, Inc.	2,073	29,499
Medifast, Inc.*	1,887	48,892

	Number of Shares	Value (Note 1)

Nature’s Sunshine Products, Inc.*	1,007	$8,429
Nu Skin Enterprises, Inc., Class A	7,203	179,571
Nutraceutical International Corp.*	1,112	16,969
Prestige Brands Holdings, Inc.*	6,378	45,156
Revlon, Inc., Class A*	1,588	17,722
Schiff Nutrition International, Inc.	1,257	8,950
USANA Health Sciences, Inc.*	924	33,754

		457,341

Tobacco (0.2%)
Alliance One International, Inc.*	13,029	46,383
Star Scientific, Inc.*	15,307	25,104
Universal Corp.	3,381	134,158
Vector Group Ltd.	6,144	103,342

		308,987

Total Consumer Staples		4,397,233

Energy (3.7%)
Energy Equipment & Services (1.2%)
Allis-Chalmers Energy, Inc.*	3,807	7,842
Basic Energy Services, Inc.*	3,377	26,003
Boots & Coots, Inc.*	11,332	33,429
Bristow Group, Inc.*	5,233	153,850
Cal Dive International, Inc.*	12,646	73,979
CARBO Ceramics, Inc.	2,815	203,215
Complete Production Services, Inc.*	11,169	159,717
Dawson Geophysical Co.*	1,193	25,375
Dril-Quip, Inc.*	4,952	217,987
Global Geophysical Services, Inc.*	1,093	7,618
Global Industries Ltd.*	14,612	65,608
Gulf Island Fabrication, Inc.	1,807	28,045
Gulfmark Offshore, Inc., Class A*	3,328	87,193
Helix Energy Solutions Group, Inc.*	14,608	157,328
Hercules Offshore, Inc.*	16,927	41,133
Hornbeck Offshore Services, Inc.*	3,390	49,494
ION Geophysical Corp.*	17,812	61,986
Key Energy Services, Inc.*	18,046	165,662
Lufkin Industries, Inc.	4,321	168,476
Matrix Service Co.*	3,838	35,732
Natural Gas Services Group, Inc.*	1,788	27,052
Newpark Resources, Inc.*	12,930	78,226
OYO Geospace Corp.*	593	28,749
Parker Drilling Co.*	16,982	67,079
PHI, Inc.*	1,942	27,363
Pioneer Drilling Co.*	8,288	46,993
RPC, Inc.	4,105	56,033
Seahawk Drilling, Inc.*	1,267	12,315
Superior Well Services, Inc.*	3,237	54,123
T-3 Energy Services, Inc.*	1,818	50,722
Tesco Corp.*	4,283	52,595
TETRA Technologies, Inc.*	10,985	99,744
Union Drilling, Inc.*	2,498	13,764
Vantage Drilling Co.*	20,179	27,242
Willbros Group, Inc.*	5,839	43,209

		2,454,881

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (2.5%)
Alon USA Energy, Inc.	820	$5,215
American Oil & Gas, Inc.*	7,433	46,679
Apco Oil and Gas International, Inc.	1,319	31,010
Approach Resources, Inc.*	2,446	16,829
Arena Resources, Inc.*	5,856	186,806
ATP Oil & Gas Corp.*	6,654	70,466
Berry Petroleum Co., Class A	7,381	189,839
Bill Barrett Corp.*	6,647	204,528
BPZ Resources, Inc.*	13,542	56,199
Brigham Exploration Co.*	16,945	260,614
Callon Petroleum Co.*	4,025	25,358
CAMAC Energy, Inc.*	6,850	25,551
Carrizo Oil & Gas, Inc.*	4,498	69,854
Cheniere Energy, Inc.*	8,704	24,545
Clayton Williams Energy, Inc.*	855	36,013
Clean Energy Fuels Corp.*	5,801	86,667
Cloud Peak Energy, Inc.*	4,468	59,246
Contango Oil & Gas Co.*	1,747	78,178
Crosstex Energy, Inc.*	5,985	38,364
CVR Energy, Inc.*	4,714	35,449
Delek U.S. Holdings, Inc.	2,584	18,863
Delta Petroleum Corp.*	26,556	22,838
DHT Holdings, Inc.	7,313	28,155
Endeavour International Corp.*	22,075	23,400
Energy Partners Ltd.*	4,033	49,243
Energy XXI Bermuda Ltd.*	7,271	114,736
Evolution Petroleum Corp.*	2,458	12,315
FX Energy, Inc.*	7,248	26,238
Gastar Exploration Ltd.*	6,101	22,025
General Maritime Corp.	7,171	43,313
GeoResources, Inc.*	2,190	30,507
GMX Resources, Inc.*	4,646	30,153
Golar LNG Ltd.	5,586	55,134
Goodrich Petroleum Corp.*	3,623	43,476
Green Plains Renewable Energy, Inc.*	1,923	19,653
Gulfport Energy Corp.*	3,805	45,127
Hallador Energy Co.*	854	7,643
Harvest Natural Resources, Inc.*	4,845	35,708
Houston American Energy Corp.	2,692	26,543
International Coal Group, Inc.*	19,678	75,760
Isramco, Inc.*	108	5,095
James River Coal Co.*	4,060	64,635
Knightsbridge Tankers Ltd.	2,514	44,221
Kodiak Oil & Gas Corp.*	17,056	54,409
L&L Energy, Inc.*	2,195	18,877
Magnum Hunter Resources Corp.*	7,359	32,085
McMoRan Exploration Co.*	11,933	132,576
Miller Petroleum, Inc.*	2,566	14,780
Nordic American Tanker Shipping Ltd.	6,822	191,630
Northern Oil and Gas, Inc.*	6,090	78,196
Overseas Shipholding Group, Inc.	3,546	131,344
Panhandle Oil and Gas, Inc., Class A	1,056	27,910
Patriot Coal Corp.*	11,385	133,774
Penn Virginia Corp.	6,639	133,510
Petroleum Development Corp.*	2,811	72,018

	Number of Shares	Value (Note 1)

PetroQuest Energy, Inc.*	7,517	$50,815
RAM Energy Resources, Inc.*	7,376	15,268
Rentech, Inc.*	29,936	29,637
Resolute Energy Corp.*	5,477	67,038
REX American Resources Corp.*	1,204	19,264
Rex Energy Corp.*	4,380	44,238
Rosetta Resources, Inc.*	7,616	150,873
Scorpio Tankers, Inc.*	1,422	16,282
Ship Finance International Ltd.	6,431	114,986
Stone Energy Corp.*	6,106	68,143
Swift Energy Co.*	5,457	146,848
Syntroleum Corp.*	11,247	18,445
Teekay Tankers Ltd., Class A	3,480	38,732
TransAtlantic Petroleum Ltd.*	20,847	66,085
Uranium Energy Corp.*	8,926	21,065
USEC, Inc.*	16,510	78,588
VAALCO Energy, Inc.*	6,789	38,018
Venoco, Inc.*	2,624	43,217
W&T Offshore, Inc.	5,039	47,669
Warren Resources, Inc.*	10,407	30,180
Western Refining, Inc.*	8,010	40,290
World Fuel Services Corp.	8,617	223,525

		4,782,506

Total Energy		7,237,387

Financials (15.0%)
Capital Markets (1.5%)
American Capital Ltd.*	49,499	238,585
Apollo Investment Corp.	27,855	259,887
Artio Global Investors, Inc.	4,059	63,889
BGC Partners, Inc., Class A	8,465	43,256
BlackRock Kelso Capital Corp.	7,958	78,546
Calamos Asset Management, Inc., Class A	3,005	27,886
Capital Southwest Corp.	432	37,977
Cohen & Steers, Inc.	2,503	51,912
Cowen Group, Inc., Class A*	4,442	18,212
Diamond Hill Investment Group, Inc.	391	22,166
Duff & Phelps Corp., Class A	3,690	46,605
Epoch Holding Corp.	2,094	25,693
Evercore Partners, Inc., Class A	2,104	49,128
FBR Capital Markets Corp.*	6,218	20,706
Fifth Street Finance Corp.	6,481	71,485
Financial Engines, Inc.*	1,832	24,915
GAMCO Investors, Inc., Class A	1,059	39,395
GFI Group, Inc.	9,451	52,737
Gladstone Capital Corp.	3,047	32,938
Gladstone Investment Corp.	2,347	13,683
Gleacher & Co., Inc.*	11,700	29,835
Golub Capital BDC, Inc.	858	12,372
Harris & Harris Group, Inc.*	5,443	22,262
Hercules Technology Growth Capital, Inc.	5,060	46,603
HFF, Inc., Class A*	2,626	18,566
International Assets Holding Corp.*	1,892	30,272
Investment Technology Group, Inc.*	5,925	95,156
JMP Group, Inc.	2,853	17,660
KBW, Inc.*	5,086	109,044

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Knight Capital Group, Inc., Class A*	13,541	$186,730
LaBranche & Co., Inc.*	4,470	19,132
Ladenburg Thalmann Financial Services, Inc.*	12,311	15,389
Main Street Capital Corp.	1,715	25,605
MCG Capital Corp.	11,327	54,709
MF Global Holdings Ltd.*	11,907	67,989
MVC Capital, Inc.	3,862	49,897
NGP Capital Resources Co.	3,479	24,945
Oppenheimer Holdings, Inc., Class A	1,359	32,548
optionsXpress Holdings, Inc.*	6,166	97,053
PennantPark Investment Corp.	4,527	43,233
Penson Worldwide, Inc.*	3,487	19,667
Piper Jaffray Cos., Inc.*	2,378	76,619
Prospect Capital Corp.	9,714	93,740
Pzena Investment Management, Inc., Class A	990	6,306
Rodman & Renshaw Capital Group, Inc.*	3,145	8,995
Safeguard Scientifics, Inc.*	2,967	31,332
Sanders Morris Harris Group, Inc.	3,780	20,979
Solar Capital Ltd.	1,066	20,531
Stifel Financial Corp.*	4,362	189,267
SWS Group, Inc.	4,094	38,893
Thomas Weisel Partners Group, Inc.*	3,364	19,814
TICC Capital Corp.	3,995	33,558
TradeStation Group, Inc.*	6,259	42,248
Triangle Capital Corp.	1,835	26,094
Virtus Investment Partners, Inc.*	542	10,146
Westwood Holdings Group, Inc.	829	29,139

		2,885,929

Commercial Banks (4.5%)
1st Source Corp.	2,199	37,207
1st United Bancorp, Inc.*	2,522	18,562
Alliance Financial Corp./New York	833	23,157
American National Bankshares, Inc.	1,104	23,615
Ameris Bancorp*	3,497	33,777
Ames National Corp.	1,180	23,057
Arrow Financial Corp.	1,372	31,693
BancFirst Corp.	962	35,103
Banco Latinoamericano de Comercio Exterior S.A., Class E	3,960	49,460
Bancorp Rhode Island, Inc.	441	11,554
Bancorp, Inc./Delaware*	3,239	25,361
Bank of Marin Bancorp/California	781	24,937
Bank of the Ozarks, Inc.	1,905	67,570
Boston Private Financial Holdings, Inc.	10,027	64,474
Bridge Bancorp, Inc.	1,072	26,028
Bryn Mawr Bank Corp.	1,359	22,804
Camden National Corp.	1,130	31,041
Capital City Bank Group, Inc.	1,902	23,547
Cardinal Financial Corp.	4,150	38,346
Cathay General Bancorp	11,534	119,146

	Number of Shares	Value (Note 1)

Center Financial Corp.*	4,622	$23,803
Centerstate Banks, Inc.	2,762	27,869
Century Bancorp, Inc./Massachusetts, Class A	445	9,808
Chemical Financial Corp.	3,552	77,363
Citizens & Northern Corp.	2,026	21,678
Citizens Republic Bancorp, Inc.*	58,453	49,685
City Holding Co.	2,330	64,960
CNB Financial Corp./Pennsylvania	863	9,476
CoBiz Financial, Inc.	4,487	29,569
Columbia Banking System, Inc.	5,725	104,538
Community Bank System, Inc.	4,768	105,039
Community Trust Bancorp, Inc.	1,813	45,506
CVB Financial Corp.	13,338	126,711
Danvers Bancorp, Inc.	2,520	36,414
Eagle Bancorp, Inc.*	2,313	27,247
Encore Bancshares, Inc.*	913	9,030
Enterprise Financial Services Corp.	2,209	21,295
F.N.B. Corp./Pennsylvania	16,625	133,499
Financial Institutions, Inc.	1,580	28,061
First Bancorp, Inc./Maine	1,559	20,470
First Bancorp/North Carolina	2,156	31,240
First Bancorp/Puerto Rico*	17,783	9,425
First Busey Corp.	7,258	32,879
First Commonwealth Financial Corp.	12,575	66,019
First Community Bancshares, Inc./Virginia	2,217	32,568
First Financial Bancorp	8,403	125,625
First Financial Bankshares, Inc.	3,027	145,568
First Financial Corp./Indiana	1,745	45,038
First Interstate Bancsystem, Inc.	1,441	22,667
First Merchants Corp.	3,824	32,428
First Midwest Bancorp, Inc./Illinois	10,774	131,012
First of Long Island Corp.	940	24,167
First South Bancorp, Inc./North Carolina	816	8,658
FirstMerit Corp.	15,739	269,609
German American Bancorp, Inc.	1,749	26,760
Glacier Bancorp, Inc.	10,517	154,284
Great Southern Bancorp, Inc.	1,465	29,754
Green Bankshares, Inc.*	1,570	20,049
Hancock Holding Co.	4,121	137,477
Hanmi Financial Corp.*	6,771	8,531
Heartland Financial USA, Inc.	1,951	33,713
Heritage Financial Corp./Washington*	1,593	23,847
Home Bancorp, Inc.*	1,028	13,271
Home Bancshares, Inc./Arkansas	3,212	73,266
Hudson Valley Holding Corp.	1,301	30,079
IBERIABANK Corp.	3,891	200,309
Independent Bank Corp./Massachusetts	3,061	75,545
International Bancshares Corp.	7,604	126,911
Investors Bancorp, Inc.*	6,833	89,649
Lakeland Bancorp, Inc.	3,091	26,335
Lakeland Financial Corp.	2,321	46,374
MainSource Financial Group, Inc.	3,426	24,564
MB Financial, Inc.	7,700	141,603

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Merchants Bancshares, Inc.	708	$15,732
Metro Bancorp, Inc.*	1,800	22,212
Midsouth Bancorp, Inc.	1,411	18,018
MidWestOne Financial Group, Inc.	914	14,149
Nara Bancorp, Inc.*	6,005	50,622
National Bankshares, Inc./Virginia	1,028	24,908
National Penn Bancshares, Inc.	18,590	111,726
NBT Bancorp, Inc.	5,002	102,141
Northfield Bancorp, Inc./New Jersey	2,809	36,461
Old National Bancorp/Indiana	12,812	132,732
OmniAmerican Bancorp, Inc.*	2,054	23,190
Oriental Financial Group, Inc.	4,832	61,173
Orrstown Financial Services, Inc.	1,067	23,613
Pacific Continental Corp.	2,797	26,488
PacWest Bancorp	4,449	81,461
Park National Corp.	1,850	120,324
Peapack Gladstone Financial Corp.	1,598	18,697
Penns Woods Bancorp, Inc.	438	13,324
Peoples Bancorp, Inc./Ohio	1,747	25,332
Pinnacle Financial Partners, Inc.*	4,851	62,335
Porter Bancorp, Inc.	290	3,660
PrivateBancorp, Inc.	7,791	86,324
Prosperity Bancshares, Inc.	6,717	233,416
Renasant Corp.	3,086	44,284
Republic Bancorp, Inc./Kentucky, Class A	1,382	30,957
S&T Bancorp, Inc.	3,442	68,014
Sandy Spring Bancorp, Inc.	3,551	49,750
Santander BanCorp*	457	5,776
SCBT Financial Corp.	1,840	64,805
Sierra Bancorp	1,757	20,206
Signature Bank/New York*	5,905	224,449
Simmons First National Corp., Class A	2,452	64,390
Southside Bancshares, Inc.	2,024	39,751
Southwest Bancorp, Inc./Oklahoma	2,832	37,637
State Bancorp, Inc./New York	2,656	25,232
StellarOne Corp.	3,358	42,882
Sterling Bancorp/New York	3,965	35,685
Sterling Bancshares, Inc./Texas	12,176	57,349
Suffolk Bancorp	1,409	43,594
Susquehanna Bancshares, Inc.	18,976	158,070
SVB Financial Group*	5,974	246,308
SY Bancorp, Inc.	1,698	39,020
Taylor Capital Group, Inc.*	1,256	16,253
Texas Capital Bancshares, Inc.*	5,203	85,329
Tompkins Financial Corp.	1,066	40,241
Tower Bancorp, Inc.	964	21,102
TowneBank/Virginia	3,434	49,862
Trico Bancshares	2,045	34,622
Trustmark Corp.	9,271	193,022
UMB Financial Corp.	4,693	166,883
Umpqua Holdings Corp.	16,754	192,336
Union First Market Bankshares Corp.	2,334	28,615
United Bankshares, Inc.	5,561	133,130

	Number of Shares	Value (Note 1)

United Community Banks, Inc./Georgia*	14,308	$56,517
Univest Corp. of Pennsylvania	2,424	41,984
Virginia Commerce Bancorp, Inc.*	2,705	16,906
Washington Banking Co.	2,292	29,315
Washington Trust Bancorp, Inc.	2,058	35,068
Webster Financial Corp.	9,419	168,977
WesBanco, Inc.	3,364	56,683
West Bancorp, Inc.*	2,799	19,061
West Coast Bancorp/Oregon	12,172	31,039
Westamerica Bancorp	4,258	223,630
Western Alliance Bancorp*	8,168	58,565
Whitney Holding Corp./Louisiana	13,223	122,313
Wilshire Bancorp, Inc.	2,961	25,909
Wintrust Financial Corp.	4,398	146,629

		8,561,872

Consumer Finance (0.4%)
Advance America Cash Advance Centers, Inc.	9,116	37,649
Cardtronics, Inc.*	3,954	51,244
Cash America International, Inc.	4,304	147,498
CompuCredit Holdings Corp.	1,616	6,399
Credit Acceptance Corp.*	862	42,040
Dollar Financial Corp.*	3,508	69,423
EZCORP, Inc., Class A*	6,589	122,226
First Cash Financial Services, Inc.*	4,442	96,836
First Marblehead Corp.*	6,113	14,365
Nelnet, Inc., Class A	3,789	73,052
Student Loan Corp.	370	8,910
World Acceptance Corp.*	2,368	90,718

		760,360

Diversified Financial Services (0.4%)
Asset Acceptance Capital Corp.*	1,492	6,177
Asta Funding, Inc.	1,333	13,157
Compass Diversified Holdings	4,529	60,734
Encore Capital Group, Inc.*	1,966	40,519
Life Partners Holdings, Inc.	1,223	25,023
MarketAxess Holdings, Inc.	3,869	53,353
Marlin Business Services Corp.*	1,175	14,206
Medallion Financial Corp.	1,705	11,253
NewStar Financial, Inc.*	4,156	26,432
PHH Corp.*	7,914	150,682
PICO Holdings, Inc.*	3,295	98,751
Portfolio Recovery Associates, Inc.*	2,469	164,880
Primus Guaranty Ltd.*	1,793	6,616

		671,783

Insurance (2.0%)
Alterra Capital Holdings Ltd.	13,860	260,291
Ambac Financial Group, Inc.*	9,139	6,123
American Equity Investment Life Holding Co.	8,492	87,637
American Physicians Capital, Inc.	1,279	39,457
American Physicians Service Group, Inc.	1,132	27,677
American Safety Insurance Holdings Ltd.*	1,612	25,341

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

AMERISAFE, Inc.*	2,835	$49,754
Amtrust Financial Services, Inc.	3,363	40,491
Argo Group International Holdings Ltd.	4,550	139,184
Baldwin & Lyons, Inc., Class B	1,321	27,754
Citizens, Inc./Texas*	4,890	32,567
CNA Surety Corp.*	2,521	40,512
CNO Financial Group, Inc.*	31,784	157,331
Crawford & Co., Class B*	4,571	14,444
Delphi Financial Group, Inc., Class A	6,746	164,670
Donegal Group, Inc., Class A	2,028	24,924
eHealth, Inc.*	3,464	39,386
EMC Insurance Group, Inc.	1,006	22,062
Employers Holdings, Inc.	1,423	20,961
Enstar Group, Ltd.*	972	64,580
FBL Financial Group, Inc., Class A	1,859	39,039
First American Financial Corp.	14,914	189,109
First Mercury Financial Corp.	2,234	23,636
Flagstone Reinsurance Holdings S.A.	7,624	82,492
FPIC Insurance Group, Inc.*	1,499	38,449
Greenlight Capital Reinsurance Ltd., Class A*	4,128	103,984
Hallmark Financial Services*	2,228	22,169
Harleysville Group, Inc.	1,974	61,253
Hilltop Holdings, Inc.*	6,066	60,721
Horace Mann Educators Corp.	5,772	88,312
Infinity Property & Casualty Corp.	1,987	91,760
Kansas City Life Insurance Co.	436	12,892
Maiden Holdings Ltd.	7,437	48,861
Meadowbrook Insurance Group, Inc.	8,083	69,756
Montpelier Reinsurance Holdings Ltd.	10,552	157,541
National Financial Partners Corp.*	6,006	58,679
National Interstate Corp.	1,174	23,269
National Western Life Insurance Co., Class A	325	49,647
Navigators Group, Inc.*	1,862	76,584
NYMAGIC, Inc.	647	12,481
Phoenix Cos., Inc.*	17,006	35,883
Platinum Underwriters Holdings Ltd.	6,594	239,296
PMA Capital Corp., Class A*	4,848	31,754
Presidential Life Corp.	3,086	28,083
Primerica, Inc.*	3,371	72,274
ProAssurance Corp.*	4,684	265,864
RLI Corp.	2,781	146,030
Safety Insurance Group, Inc.	1,991	73,707
SeaBright Holdings, Inc.	3,310	31,379
Selective Insurance Group, Inc.	7,840	116,502
State Auto Financial Corp.	2,176	33,750
Stewart Information Services Corp.	2,842	25,635
Tower Group, Inc.	5,929	127,651
United America Indemnity Ltd., Class A*	3,753	27,622

	Number of Shares	Value (Note 1)

United Fire & Casualty Co.	3,302	$65,446
Universal Insurance Holdings, Inc.	2,067	8,640

		3,925,296

Real Estate Investment Trusts (REITs) (5.0%)
Acadia Realty Trust (REIT)	5,998	100,886
Agree Realty Corp. (REIT)	1,333	31,086
Alexander’s, Inc. (REIT)	312	94,511
American Campus Communities, Inc. (REIT)	7,765	211,907
American Capital Agency Corp. (REIT)	4,925	130,119
Anworth Mortgage Asset Corp. (REIT)	18,536	131,976
Apollo Commercial Real Estate Finance, Inc. (REIT)	1,696	27,916
Ashford Hospitality Trust, Inc. (REIT)*	5,558	40,740
Associated Estates Realty Corp. (REIT)	5,000	64,750
BioMed Realty Trust, Inc. (REIT)	16,714	268,928
CapLease, Inc. (REIT)	8,677	40,001
Capstead Mortgage Corp. (REIT)	10,291	113,818
CBL & Associates Properties, Inc. (REIT)	20,180	251,039
Cedar Shopping Centers, Inc. (REIT)	8,768	52,783
Chatham Lodging Trust (REIT)*	1,077	19,246
Chesapeake Lodging Trust (REIT)*	1,397	22,101
Cogdell Spencer, Inc. (REIT)	6,709	45,353
Colonial Properties Trust (REIT)	10,372	150,705
Colony Financial, Inc. (REIT)	2,282	38,566
Cousins Properties, Inc. (REIT)	12,753	85,955
CreXus Investment Corp. (REIT)	2,266	28,166
Cypress Sharpridge Investments, Inc. (REIT)	2,553	32,321
DCT Industrial Trust, Inc. (REIT)	30,651	138,543
DiamondRock Hospitality Co. (REIT)*	22,174	182,270
DuPont Fabros Technology, Inc. (REIT)	6,099	149,791
Dynex Capital, Inc. (REIT)	2,574	23,758
EastGroup Properties, Inc. (REIT)	4,043	143,850
Education Realty Trust, Inc. (REIT)	8,661	52,226
Entertainment Properties Trust (REIT)	6,802	258,952
Equity Lifestyle Properties, Inc. (REIT)	3,810	183,756
Equity One, Inc. (REIT)	5,286	82,462
Excel Trust, Inc. (REIT)*	1,752	21,024
Extra Space Storage, Inc. (REIT)	12,812	178,087
FelCor Lodging Trust, Inc. (REIT)*	9,618	47,994
First Industrial Realty Trust, Inc. (REIT)*	10,048	48,431
First Potomac Realty Trust (REIT)	5,748	82,599

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Franklin Street Properties Corp. (REIT)	9,958	$117,604
Getty Realty Corp. (REIT)	3,155	70,704
Gladstone Commercial Corp. (REIT)	1,671	27,304
Glimcher Realty Trust (REIT)	10,576	63,245
Government Properties Income Trust (REIT)	3,187	81,332
Hatteras Financial Corp. (REIT)	5,361	149,143
Healthcare Realty Trust, Inc. (REIT)	9,290	204,101
Hersha Hospitality Trust (REIT)	15,502	70,069
Highwoods Properties, Inc. (REIT)	6,978	193,709
Home Properties, Inc. (REIT)	5,865	264,336
Inland Real Estate Corp. (REIT)	10,653	84,372
Invesco Mortgage Capital, Inc. (REIT)	3,916	78,359
Investors Real Estate Trust (REIT)	11,137	98,340
iStar Financial, Inc. (REIT)*	13,965	62,284
Kilroy Realty Corp. (REIT)	8,039	238,999
Kite Realty Group Trust (REIT)	7,128	29,795
LaSalle Hotel Properties (REIT)	10,260	211,048
Lexington Realty Trust (REIT)	13,261	79,699
LTC Properties, Inc. (REIT)	3,560	86,401
Medical Properties Trust, Inc. (REIT)	16,416	154,967
MFA Financial, Inc. (REIT)	41,252	305,265
Mid-America Apartment Communities, Inc. (REIT)	4,390	225,953
Mission West Properties, Inc. (REIT)	3,366	22,956
Monmouth Real Estate Investment Corp. (REIT), Class A	4,255	31,444
MPG Office Trust, Inc. (REIT)*	6,745	19,763
National Health Investors, Inc. (REIT)	3,626	139,819
National Retail Properties, Inc. (REIT)	12,287	263,433
Newcastle Investment Corp. (REIT)*	8,759	23,474
NorthStar Realty Finance Corp. (REIT)	10,103	26,975
Omega Healthcare Investors, Inc. (REIT)	13,775	274,536
One Liberty Properties, Inc. (REIT)	1,246	18,578
Parkway Properties, Inc./Maryland (REIT)	3,304	48,139
Pebblebrook Hotel Trust (REIT)*	2,900	54,665
Pennsylvania Real Estate Investment Trust (REIT)	7,975	97,455
Pennymac Mortgage Investment Trust (REIT)*	2,142	34,058
Post Properties, Inc. (REIT)	7,215	163,997
Potlatch Corp. (REIT)	5,926	211,736
PS Business Parks, Inc. (REIT)	2,708	151,052
RAIT Financial Trust (REIT)*	12,070	22,571
Ramco-Gershenson Properties Trust (REIT)	5,834	58,923

	Number of Shares	Value (Note 1)

Redwood Trust, Inc. (REIT)	11,656	$170,644
Resource Capital Corp. (REIT)	6,772	38,465
Retail Opportunity Investments Corp.	5,580	53,847
Saul Centers, Inc. (REIT)	1,018	41,361
Sovran Self Storage, Inc. (REIT)	4,129	142,162
Strategic Hotels & Resorts, Inc. (REIT)*	20,118	88,318
Sun Communities, Inc. (REIT)	2,868	74,453
Sunstone Hotel Investors, Inc. (REIT)*	14,480	143,786
Tanger Factory Outlet Centers (REIT)	5,991	247,908
Terreno Realty Corp. (REIT)*	1,494	26,459
Two Harbors Investment Corp. (REIT)	3,436	28,347
UMH Properties, Inc. (REIT)	2,051	20,654
Universal Health Realty Income Trust (REIT)	1,761	56,581
Urstadt Biddle Properties, Inc. (REIT), Class A	831	13,404
U-Store-It Trust (REIT)	11,603	86,558
Walter Investment Management Corp. (REIT)	3,961	64,762
Washington Real Estate Investment Trust (REIT)	8,998	248,255
Winthrop Realty Trust (REIT)	2,497	31,987

		9,715,170

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	1,267	24,301
Consolidated-Tomoka Land Co.	876	24,966
Forestar Group, Inc.*	5,229	93,913
Kennedy-Wilson Holdings, Inc.*	2,819	28,472
Tejon Ranch Co.*	1,807	41,706
Thomas Properties Group, Inc.	4,533	15,004

		228,362

Thrifts & Mortgage Finance (1.1%)
Abington Bancorp, Inc.	3,429	29,901
Astoria Financial Corp.	12,488	171,835
Bank Mutual Corp.	7,001	39,766
BankFinancial Corp.	3,312	27,523
Beneficial Mutual Bancorp, Inc.*	4,809	47,513
Berkshire Hills Bancorp, Inc.	2,046	39,856
BofI Holding, Inc.*	993	14,021
Brookline Bancorp, Inc.	8,759	77,780
Clifton Savings Bancorp, Inc.	940	8,131
Dime Community Bancshares, Inc.	3,773	46,521
Doral Financial Corp.*	4,215	10,285
ESB Financial Corp.	874	11,406
ESSA Bancorp, Inc.	2,361	29,064
Federal Agricultural Mortgage Corp., Class C	1,336	18,744
First Financial Holdings, Inc.	2,385	27,308
Flagstar Bancorp, Inc.*	5,530	17,364
Flushing Financial Corp.	4,404	53,861
Fox Chase Bancorp, Inc.*	587	5,617
Home Federal Bancorp, Inc./Idaho	2,430	30,691
Kearny Financial Corp.	1,691	15,489

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

K-Fed Bancorp	421	$3,823
Meridian Interstate Bancorp, Inc.*	1,459	15,903
MGIC Investment Corp.*	29,355	202,256
NASB Financial, Inc.	349	5,287
NewAlliance Bancshares, Inc.	14,880	166,805
Northwest Bancshares, Inc.	16,140	185,126
OceanFirst Financial Corp.	2,259	27,266
Ocwen Financial Corp.*	10,851	110,572
Oritani Financial Corp.	7,930	79,295
PMI Group, Inc.*	20,993	60,670
Provident Financial Services, Inc.	8,803	102,907
Provident New York Bancorp	6,135	54,295
Radian Group, Inc.	19,445	140,782
Rockville Financial, Inc.	803	9,564
Roma Financial Corp.	840	9,122
Territorial Bancorp, Inc.	1,833	34,735
TrustCo Bank Corp. NY/New York	11,171	62,557
United Financial Bancorp, Inc.	2,430	33,169
ViewPoint Financial Group	1,659	22,977
Waterstone Financial, Inc.*	265	904
Westfield Financial, Inc.	4,499	37,477
WSFS Financial Corp.	676	24,289

		2,112,457

Total Financials		28,861,229

Health Care (9.7%)
Biotechnology (2.3%)
Acorda Therapeutics, Inc.*	5,518	171,665
Affymax, Inc.*	2,534	15,153
Alkermes, Inc.*	13,743	171,100
Allos Therapeutics, Inc.*	12,008	73,609
Alnylam Pharmaceuticals, Inc.*	5,236	78,645
AMAG Pharmaceuticals, Inc.*	3,071	105,489
Anthera Pharmaceuticals, Inc.*	1,585	8,496
Arena Pharmaceuticals, Inc.*	14,956	45,915
ARIAD Pharmaceuticals, Inc.*	15,880	44,782
ArQule, Inc.*	6,082	26,153
Array BioPharma, Inc.*	8,093	24,684
AspenBio Pharma, Inc.*	8,316	8,150
AVEO Pharmaceuticals, Inc.*	1,360	9,615
AVI BioPharma, Inc.*	15,763	25,378
BioCryst Pharmaceuticals, Inc.*	3,975	23,492
BioSante Pharmaceuticals, Inc.*	7,455	13,121
Biospecifics Technologies Corp.*	380	7,554
Biotime, Inc.*	3,004	18,505
Celera Corp.*	11,962	78,351
Celldex Therapeutics, Inc.*	4,367	19,914
Cepheid, Inc.*	8,433	135,097
Chelsea Therapeutics International, Inc.*	3,144	9,212
Clinical Data, Inc.*	1,290	16,048
Codexis, Inc.*	938	8,217
Combinatorx, Inc.*	8,165	11,839
Cubist Pharmaceuticals, Inc.*	8,334	171,680
Curis, Inc.*	10,713	14,891
Cytokinetics, Inc.*	7,769	18,413
Cytori Therapeutics, Inc.*	5,125	17,835
CytRx Corp.*	16,813	12,946

	Number of Shares	Value (Note 1)

Dyax Corp.*	13,201	$29,966
Dynavax Technologies Corp.*	9,425	17,531
Emergent Biosolutions, Inc.*	2,919	47,696
Enzon Pharmaceuticals, Inc.*	6,965	74,177
Exact Sciences Corp.*	5,043	22,189
Exelixis, Inc.*	15,588	54,090
Genomic Health, Inc.*	2,086	26,972
Geron Corp.*	14,296	71,766
Halozyme Therapeutics, Inc.*	9,838	69,260
Idenix Pharmaceuticals, Inc.*	5,121	25,605
Immunogen, Inc.*	9,889	91,671
Immunomedics, Inc.*	9,511	29,389
Incyte Corp.*	12,651	140,047
Infinity Pharmaceuticals, Inc.*	1,556	9,196
Inhibitex, Inc.*	6,950	17,722
Inovio Pharmaceuticals, Inc.*	11,500	11,730
InterMune, Inc.*	6,521	60,971
Ironwood Pharmaceuticals, Inc.*	2,846	33,924
Isis Pharmaceuticals, Inc.*	13,587	130,028
Keryx Biopharmaceuticals, Inc.*	7,299	26,714
Lexicon Pharmaceuticals, Inc.*	30,924	39,583
Ligand Pharmaceuticals, Inc., Class B*	17,485	25,528
MannKind Corp.*	8,487	54,232
Martek Biosciences Corp.*	4,826	114,424
Maxygen, Inc.*	3,986	22,043
Medivation, Inc.*	5,191	45,888
Metabolix, Inc.*	3,927	56,195
Micromet, Inc.*	11,424	71,286
Momenta Pharmaceuticals, Inc.*	5,709	69,992
Nabi Biopharmaceuticals*	6,593	35,866
Nanosphere, Inc.*	3,146	13,717
Neuralstem, Inc.*	5,743	14,357
Neurocrine Biosciences, Inc.*	6,954	38,942
NeurogesX, Inc.*	1,031	6,836
Novavax, Inc.*	11,448	24,842
NPS Pharmaceuticals, Inc.*	8,586	55,294
Nymox Pharmaceutical Corp.*	2,457	7,666
Omeros Corp.*	2,320	17,214
Onyx Pharmaceuticals, Inc.*	8,991	194,116
Opko Health, Inc.*	12,446	28,128
Orexigen Therapeutics, Inc.*	4,787	20,105
Osiris Therapeutics, Inc.*	1,667	9,685
PDL BioPharma, Inc.	17,440	98,013
Peregrine Pharmaceuticals, Inc.*	6,399	13,758
Pharmacyclics, Inc.*	5,436	36,204
Pharmasset, Inc.*	4,305	117,699
Progenics Pharmaceuticals, Inc.*	4,218	23,115
Rigel Pharmaceuticals, Inc.*	7,349	52,913
Sangamo BioSciences, Inc.*	6,660	24,709
Savient Pharmaceuticals, Inc.*	9,677	121,930
Sciclone Pharmaceuticals, Inc.*	6,450	17,157
Seattle Genetics, Inc.*	12,087	144,923
SIGA Technologies, Inc.*	4,495	34,611
Spectrum Pharmaceuticals, Inc.*	6,674	26,162
StemCells, Inc.*	21,875	20,562
Synta Pharmaceuticals Corp.*	1,954	5,276
Targacept, Inc.*	3,434	66,379
Theravance, Inc.*	9,084	114,186
Transcept Pharmaceuticals, Inc.*	1,075	8,955
Vanda Pharmaceuticals, Inc.*	4,077	26,949

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Vical, Inc.*	7,511	$23,284
ZIOPHARM Oncology, Inc.*	6,911	21,977
ZymoGenetics, Inc.*	6,811	28,742

		4,370,036

Health Care Equipment & Supplies (2.7%)
Abaxis, Inc.*	3,176	68,062
ABIOMED, Inc.*	4,484	43,405
Accuray, Inc.*	7,253	48,087
AGA Medical Holdings, Inc.*	2,078	26,370
Align Technology, Inc.*	8,490	126,246
Alimera Sciences, Inc.*	1,016	7,559
Alphatec Holdings, Inc.*	7,740	35,914
American Medical Systems Holdings, Inc.*	10,747	237,724
Analogic Corp.	1,868	85,013
AngioDynamics, Inc.*	3,542	52,245
Antares Pharma, Inc.*	9,966	17,540
ArthroCare Corp.*	3,843	117,788
Atrion Corp.	207	27,955
ATS Medical, Inc.*	7,675	30,470
Cantel Medical Corp.	1,832	30,594
Cerus Corp.*	5,767	18,224
Conceptus, Inc.*	4,439	69,160
CONMED Corp.*	4,228	78,768
CryoLife, Inc.*	4,414	23,791
Cutera, Inc.*	1,419	13,069
Cyberonics, Inc.*	3,995	94,602
Cynosure, Inc., Class A*	1,825	19,655
Delcath Systems, Inc.*	5,787	36,690
DexCom, Inc.*	8,268	95,578
DynaVox, Inc., Class A*	1,204	19,276
Endologix, Inc.*	7,026	31,828
ev3, Inc.*	11,966	268,158
Exactech, Inc.*	1,367	23,348
Greatbatch, Inc.*	3,383	75,475
Haemonetics Corp.*	3,543	189,621
Hansen Medical, Inc.*	8,001	17,042
HealthTronics, Inc.*	6,144	29,676
HeartWare International, Inc.*	1,394	97,678
ICU Medical, Inc.*	1,758	56,555
Immucor, Inc.*	10,245	195,167
Insulet Corp.*	5,760	86,688
Integra LifeSciences Holdings Corp.*	2,999	110,963
Invacare Corp.	4,218	87,481
IRIS International, Inc.*	2,685	27,226
Kensey Nash Corp.*	1,258	29,827
MAKO Surgical Corp.*	3,575	44,509
Masimo Corp.	7,335	174,646
Medical Action Industries, Inc.*	2,194	26,306
MELA Sciences, Inc.*	3,589	26,702
Meridian Bioscience, Inc.	5,890	100,130
Merit Medical Systems, Inc.*	4,063	65,292
Micrus Endovascular Corp.*	2,289	47,588
Natus Medical, Inc.*	4,052	66,007
Neogen Corp.*	3,352	87,320
NuVasive, Inc.*	5,659	200,668
NxStage Medical, Inc.*	3,305	49,046
OraSure Technologies, Inc.*	6,713	31,081
Orthofix International N.V.*	2,490	79,805
Orthovita, Inc.*	10,649	21,617

	Number of Shares	Value (Note 1)

Palomar Medical Technologies, Inc.*	2,677	$29,956
Quidel Corp.*	2,909	36,915
Rochester Medical Corp.*	1,950	18,428
RTI Biologics, Inc.*	8,537	25,013
SenoRx, Inc.*	2,398	26,330
Sirona Dental Systems, Inc.*	4,786	166,744
Solta Medical, Inc.*	7,563	14,370
Somanetics Corp.*	1,759	43,887
SonoSite, Inc.*	2,107	57,121
Spectranetics Corp.*	4,953	25,657
STAAR Surgical Co.*	5,174	29,595
Stereotaxis, Inc.*	3,038	10,056
STERIS Corp.	8,468	263,185
SurModics, Inc.*	2,269	37,234
Symmetry Medical, Inc.*	5,224	55,061
Syneron Medical Ltd.*	4,718	48,501
Synovis Life Technologies, Inc.*	1,824	27,871
TomoTherapy, Inc.*	8,035	25,551
Unilife Corp.*	6,565	38,208
Vascular Solutions, Inc.*	2,406	30,075
Volcano Corp.*	7,425	162,014
West Pharmaceutical Services, Inc.	4,757	173,583
Wright Medical Group, Inc.*	5,551	92,202
Young Innovations, Inc.	936	26,348
Zoll Medical Corp.*	3,051	82,682

		5,317,822

Health Care Providers & Services (2.6%)
Air Methods Corp.*	1,575	46,856
Alliance HealthCare Services, Inc.*	4,556	18,406
Allied Healthcare International, Inc.*	8,316	19,293
Almost Family, Inc.*	1,163	40,624
Amedisys, Inc.*	4,195	184,454
America Service Group, Inc.	1,512	26,006
American Dental Partners, Inc.*	2,341	28,350
AMERIGROUP Corp.*	7,325	237,916
AMN Healthcare Services, Inc.*	4,867	36,405
Amsurg Corp.*	4,475	79,745
Assisted Living Concepts, Inc., Class A*	1,467	43,409
Bio-Reference Labs, Inc.*	3,429	76,021
BioScrip, Inc.*	5,671	29,716
Capital Senior Living Corp.*	3,396	16,878
CardioNet, Inc.*	3,880	21,262
Catalyst Health Solutions, Inc.*	5,593	192,959
Centene Corp.*	7,043	151,425
Chemed Corp.	3,296	180,093
Chindex International, Inc.*	2,154	26,990
Clarient, Inc.*	7,192	22,151
Continucare Corp.*	5,394	18,070
Corvel Corp.*	1,027	34,702
Cross Country Healthcare, Inc.*	4,570	41,084
Emeritus Corp.*	2,892	47,169
Ensign Group, Inc.	2,245	37,087
Five Star Quality Care, Inc.*	3,051	9,214
Genoptix, Inc.*	2,468	42,450
Gentiva Health Services, Inc.*	4,202	113,496
Hanger Orthopedic Group, Inc.*	3,661	65,752

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Health Grades, Inc.*	3,885	$23,310
HealthSouth Corp.*	13,648	255,354
Healthspring, Inc.*	8,044	124,762
Healthways, Inc.*	4,934	58,813
HMS Holdings Corp.*	4,021	218,019
inVentiv Health, Inc.*	4,860	124,416
IPC The Hospitalist Co., Inc.*	2,348	58,935
Kindred Healthcare, Inc.*	5,704	73,239
Landauer, Inc.	1,358	82,675
LCA-Vision, Inc.*	3,363	18,631
LHC Group, Inc.*	2,205	61,189
Magellan Health Services, Inc.*	4,846	176,007
MedCath Corp.*	2,779	21,843
Metropolitan Health Networks, Inc.*	6,852	25,558
Molina Healthcare, Inc.*	1,936	55,757
MWI Veterinary Supply, Inc.*	1,782	89,563
National Healthcare Corp.	1,166	40,180
National Research Corp.	171	4,123
Odyssey HealthCare, Inc.*	4,790	127,989
Owens & Minor, Inc.	9,077	257,605
PDI, Inc.*	1,155	9,563
PharMerica Corp.*	4,470	65,530
Prospect Medical Holdings, Inc.*	1,328	8,034
Providence Service Corp.*	1,723	24,122
PSS World Medical, Inc.*	8,162	172,626
Psychiatric Solutions, Inc.*	8,196	268,173
RehabCare Group, Inc.*	3,599	78,386
Res-Care, Inc.*	3,721	35,945
Rural/Metro Corp.*	2,397	19,512
Select Medical Holdings Corp.*	6,757	45,813
Skilled Healthcare Group, Inc., Class A*	2,290	15,549
Sun Healthcare Group, Inc.*	6,361	51,397
Sunrise Senior Living, Inc.*	7,477	20,786
Team Health Holdings, Inc.*	2,242	28,967
Triple-S Management Corp., Class B*	2,994	55,539
U.S. Physical Therapy, Inc.*	1,740	29,371
Universal American Corp.*	4,536	65,318
Virtual Radiologic Corp.*	1,204	20,661
WellCare Health Plans, Inc.*	6,156	146,143

		4,947,386

Health Care Technology (0.5%)
athenahealth, Inc.*	4,896	127,932
Computer Programs & Systems, Inc.	1,422	58,188
Eclipsys Corp.*	8,190	146,110
MedAssets, Inc.*	6,163	142,242
Medidata Solutions, Inc.*	2,589	40,104
MedQuist, Inc.	2,057	16,271
Merge Healthcare, Inc.*	7,045	20,642
Omnicell, Inc.*	4,577	53,505
Phase Forward, Inc.*	5,854	97,645
Quality Systems, Inc.	2,752	159,588
Transcend Services, Inc.*	1,591	21,478
Vital Images, Inc.*	2,148	27,387

		911,092

	Number of Shares	Value (Note 1)

Life Sciences Tools & Services (0.5%)
Accelrys, Inc.*	4,278	$27,593
Affymetrix, Inc.*	10,335	60,976
Albany Molecular Research, Inc.*	4,140	21,404
Bruker Corp.*	10,515	127,862
Caliper Life Sciences, Inc.*	6,070	25,919
Cambrex Corp.*	2,993	9,428
Dionex Corp.*	2,566	191,064
Enzo Biochem, Inc.*	5,542	22,556
eResearchTechnology, Inc.*	7,390	58,233
Kendle International, Inc.*	2,236	25,759
Luminex Corp.*	5,273	85,528
PAREXEL International Corp.*	8,357	181,180
Pure Bioscience*	5,212	12,457
Sequenom, Inc.*	8,936	52,812

		902,771

Pharmaceuticals (1.1%)
Acura Pharmaceuticals, Inc.*	280	703
Akorn, Inc.*	8,863	26,323
Alexza Pharmaceuticals, Inc.*	4,927	13,402
Aoxing Pharmaceutical Co., Inc.*	3,060	9,976
Ardea Biosciences, Inc.*	1,940	39,886
Auxilium Pharmaceuticals, Inc.*	6,045	142,058
AVANIR Pharmaceuticals, Inc., Class A*	10,632	27,324
Biodel, Inc.*	1,822	6,887
BioMimetic Therapeutics, Inc.*	2,169	24,119
BMP Sunstone Corp.*	4,768	24,555
Cadence Pharmaceuticals, Inc.*	3,842	26,932
Caraco Pharmaceutical Laboratories Ltd.*	1,039	4,904
Corcept Therapeutics, Inc.*	3,665	11,435
Cornerstone Therapeutics, Inc.*	664	3,911
Cumberland Pharmaceuticals, Inc.*	2,215	14,220
Cypress Bioscience, Inc.*	6,151	14,147
Depomed, Inc.*	8,304	23,251
Durect Corp.*	12,960	31,493
Eurand N.V.*	2,265	21,948
Hi-Tech Pharmacal Co., Inc.*	1,268	29,050
Impax Laboratories, Inc.*	8,830	168,300
Inspire Pharmaceuticals, Inc.*	8,950	44,661
Jazz Pharmaceuticals, Inc.*	2,228	17,445
Lannett Co., Inc.*	1,022	4,671
MAP Pharmaceuticals, Inc.*	1,652	21,674
Medicines Co.*	7,797	59,335
Medicis Pharmaceutical Corp., Class A	8,634	188,912
Nektar Therapeutics*	13,534	163,761
Neostem, Inc.*	4,089	7,483
Obagi Medical Products, Inc.*	2,535	29,964
Optimer Pharmaceuticals, Inc.*	4,827	44,746
Pain Therapeutics, Inc.*	5,274	29,323
Par Pharmaceutical Cos., Inc.*	5,085	132,007
Pozen, Inc.*	3,887	27,248
Questcor Pharmaceuticals, Inc.*	8,314	84,886
Salix Pharmaceuticals Ltd.*	8,357	326,174
Santarus, Inc.*	8,639	21,425
Somaxon Pharmaceuticals, Inc.*	4,098	14,753
Sucampo Pharmaceuticals, Inc., Class A*	1,091	3,851

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

SuperGen, Inc.*	10,313	$20,832
ViroPharma, Inc.*	11,225	125,832
Vivus, Inc.*	11,733	112,637
XenoPort, Inc.*	4,453	43,684

		2,190,128

Total Health Care		18,639,235

Industrials (10.7%)
Aerospace & Defense (1.3%)
AAR Corp.*	5,622	94,112
Aerovironment, Inc.*	2,333	50,696
American Science & Engineering, Inc.	1,323	100,826
Applied Energetics, Inc.*	9,840	10,135
Applied Signal Technology, Inc.	1,908	37,492
Argon ST, Inc.*	1,951	66,900
Astronics Corp.*	1,512	24,736
Ceradyne, Inc.*	3,745	80,031
Cubic Corp.	2,259	82,182
Curtiss-Wright Corp.	6,556	190,386
DigitalGlobe, Inc.*	3,938	103,569
Ducommun, Inc.	1,565	26,762
DynCorp International, Inc., Class A*	2,115	37,055
Esterline Technologies Corp.*	4,306	204,320
GenCorp, Inc.*	7,367	32,268
GeoEye, Inc.*	3,081	95,942
Global Defense Technology & Systems, Inc.*	546	6,973
HEICO Corp.	4,195	150,684
Herley Industries, Inc.*	2,047	29,190
Hexcel Corp.*	14,053	217,962
Kratos Defense & Security Solutions, Inc.*	1,907	20,024
Ladish Co., Inc.*	2,289	52,006
LMI Aerospace, Inc.*	1,404	22,141
Moog, Inc., Class A*	6,578	212,009
Orbital Sciences Corp.*	8,199	129,298
Stanley, Inc.*	1,994	74,536
Taser International, Inc.*	9,082	35,420
Teledyne Technologies, Inc.*	5,224	201,542
Triumph Group, Inc.	2,416	160,978

		2,550,175

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	8,043	38,285
Atlas Air Worldwide Holdings, Inc.*	3,713	176,367
Dynamex, Inc.*	1,709	20,850
Forward Air Corp.	4,225	115,131
Hub Group, Inc., Class A*	5,396	161,934
Pacer International, Inc.*	5,131	35,866
Park-Ohio Holdings Corp.*	1,086	15,627

		564,060

Airlines (0.5%)
AirTran Holdings, Inc.*	19,744	95,758
Alaska Air Group, Inc.*	5,108	229,604
Allegiant Travel Co.	2,236	95,455
Hawaiian Holdings, Inc.*	7,532	38,940

	Number of Shares	Value (Note 1)

JetBlue Airways Corp.*	34,861	$191,387
Pinnacle Airlines Corp.*	2,463	13,399
Republic Airways Holdings, Inc.*	5,101	31,167
SkyWest, Inc.	8,144	99,520
U.S. Airways Group, Inc.*	23,511	202,430

		997,660

Building Products (0.5%)
A.O. Smith Corp.	3,490	168,183
AAON, Inc.	1,823	42,494
American Woodmark Corp.	1,528	26,129
Ameron International Corp.	1,343	81,023
Apogee Enterprises, Inc.	4,094	44,338
Builders FirstSource, Inc.*	7,398	17,755
Gibraltar Industries, Inc.*	3,955	39,946
Griffon Corp.*	6,339	70,109
Insteel Industries, Inc.	2,562	29,770
NCI Building Systems, Inc.*	2,845	23,813
PGT, Inc.*	3,085	7,928
Quanex Building Products Corp.	5,519	95,424
Simpson Manufacturing Co., Inc.	5,564	136,596
Trex Co., Inc.*	2,261	45,424
Universal Forest Products, Inc.	2,810	85,171

		914,103

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	7,413	155,302
ACCO Brands Corp.*	7,960	39,720
American Reprographics Co.*	5,324	46,479
APAC Customer Services, Inc.*	4,080	23,256
ATC Technology Corp.*	2,824	45,523
Bowne & Co., Inc.	5,605	62,888
Brink’s Co.	6,648	126,511
Casella Waste Systems, Inc., Class A*	3,589	13,710
Cenveo, Inc.*	7,844	42,985
Clean Harbors, Inc.*	3,384	224,731
Consolidated Graphics, Inc.*	1,419	61,358
Cornell Cos., Inc.*	1,614	43,368
Courier Corp.	1,734	21,172
Deluxe Corp.	7,432	139,350
EnergySolutions, Inc.	12,963	65,982
EnerNOC, Inc.*	2,766	86,963
Ennis, Inc.	3,791	56,903
Fuel Tech, Inc.*	3,353	21,191
G&K Services, Inc., Class A	2,745	56,684
GEO Group, Inc.*	6,962	144,462
Healthcare Services Group, Inc.	6,393	121,147
Herman Miller, Inc.	8,294	156,508
HNI Corp.	6,520	179,887
Innerworkings, Inc.*	3,875	26,466
Interface, Inc., Class A	7,031	75,513
Kimball International, Inc., Class B	4,753	26,284
Knoll, Inc.	6,823	90,678
M&F Worldwide Corp.*	1,542	41,788
McGrath RentCorp	3,459	78,796
Metalico, Inc.*	5,293	21,066
Mine Safety Appliances Co.	3,866	95,800
Mobile Mini, Inc.*	5,176	84,265
Multi-Color Corp.	1,070	10,957
Rollins, Inc.	6,396	132,333

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Schawk, Inc.	1,583	$23,666
Standard Parking Corp.*	2,047	32,404
Standard Register Co.	1,751	5,498
Steelcase, Inc., Class A	11,664	90,396
Sykes Enterprises, Inc.*	6,122	87,116
Team, Inc.*	2,762	36,044
Tetra Tech, Inc.*	8,816	172,882
U.S. Ecology, Inc.	2,736	39,864
United Stationers, Inc.*	3,441	187,431
Viad Corp.	3,019	53,285
Waste Services, Inc.*	3,922	45,731

		3,394,343

Construction & Engineering (0.6%)
Argan, Inc.*	742	7,739
Comfort Systems USA, Inc.	5,674	54,811
Dycom Industries, Inc.*	5,753	49,188
EMCOR Group, Inc.*	9,595	222,316
Furmanite Corp.*	5,828	23,137
Granite Construction, Inc.	5,031	118,631
Great Lakes Dredge & Dock Corp.	7,946	47,676
Insituform Technologies, Inc., Class A*	5,659	115,896
Layne Christensen Co.*	2,840	68,927
MasTec, Inc.*	7,615	71,581
Michael Baker Corp.*	1,153	40,240
MYR Group, Inc.*	3,113	51,956
Northwest Pipe Co.*	1,417	26,923
Orion Marine Group, Inc.*	3,933	55,849
Pike Electric Corp.*	2,687	25,312
Primoris Services Corp.	2,434	15,334
Sterling Construction Co., Inc.*	2,342	30,305
Tutor Perini Corp.*	3,749	61,783

		1,087,604

Electrical Equipment (1.3%)
A123 Systems, Inc.*	10,072	94,979
Acuity Brands, Inc.	6,281	228,503
Advanced Battery Technologies, Inc.*	8,305	27,240
American Superconductor Corp.*	6,338	169,161
AZZ, Inc.	1,767	64,973
Baldor Electric Co.	6,785	244,803
Belden, Inc.	6,813	149,886
Brady Corp., Class A	6,980	173,942
Broadwind Energy, Inc.*	11,921	33,379
Capstone Turbine Corp.*	33,796	33,120
Coleman Cable, Inc.*	1,627	9,176
Encore Wire Corp.	2,649	48,185
Ener1, Inc.*	7,969	26,935
EnerSys*	6,930	148,094
Franklin Electric Co., Inc.	3,373	97,210
FuelCell Energy, Inc.*	12,363	14,588
Generac Holdings, Inc.*	2,741	38,401
GrafTech International Ltd.*	17,536	256,376
Hoku Corp.*	2,819	9,416
II-VI, Inc.*	3,608	106,905
LaBarge, Inc.*	2,072	23,642
LSI Industries, Inc.	3,572	17,431
Polypore International, Inc.*	3,288	74,769
Powell Industries, Inc.*	1,144	31,277

	Number of Shares	Value (Note 1)

PowerSecure International, Inc.*	2,748	$24,979
Preformed Line Products Co.	231	6,457
SatCon Technology Corp.*	10,768	30,797
UQM Technologies, Inc.*	4,748	16,096
Vicor Corp.*	2,839	35,459
Woodward Governor Co.	8,785	224,281

		2,460,460

Industrial Conglomerates (0.2%)
Otter Tail Corp.	5,158	99,704
Raven Industries, Inc.	2,333	78,646
Seaboard Corp.	47	70,970
Standex International Corp.	1,798	45,579
Tredegar Corp.	3,478	56,761
United Capital Corp.*	197	4,809

		356,469

Machinery (2.0%)
3D Systems Corp.*	2,577	32,341
Actuant Corp., Class A	9,858	185,626
Alamo Group, Inc.	748	16,232
Albany International Corp., Class A	3,973	64,323
Altra Holdings, Inc.*	3,883	50,557
American Railcar Industries, Inc.*	1,596	19,280
Ampco-Pittsburgh Corp.	1,259	26,225
ArvinMeritor, Inc.*	13,717	179,693
Astec Industries, Inc.*	2,951	81,831
Badger Meter, Inc.	2,171	83,996
Barnes Group, Inc.	7,319	119,958
Blount International, Inc.*	6,685	68,655
Briggs & Stratton Corp.	7,280	123,906
Cascade Corp.	1,325	47,183
Chart Industries, Inc.*	4,151	64,673
CIRCOR International, Inc.	2,493	63,771
CLARCOR, Inc.	7,406	263,061
Colfax Corp.*	3,480	36,227
Columbus McKinnon Corp.*	2,769	38,683
Commercial Vehicle Group, Inc.*	3,420	34,918
Douglas Dynamics, Inc.*	1,453	16,710
Dynamic Materials Corp.	1,921	30,813
Energy Recovery, Inc.*	5,859	23,436
EnPro Industries, Inc.*	2,915	82,057
ESCO Technologies, Inc.	3,838	98,829
Federal Signal Corp.	9,132	55,157
Flow International Corp.*	8,108	19,135
Force Protection, Inc.*	10,194	41,795
FreightCar America, Inc.	1,722	38,952
Gorman-Rupp Co.	1,723	43,161
Graham Corp.	1,667	24,988
Greenbrier Cos., Inc.*	2,447	27,406
John Bean Technologies Corp.	4,021	61,320
Kadant, Inc.*	1,798	31,321
Kaydon Corp.	4,856	159,568
L.B. Foster Co., Class A*	1,474	38,206
Lindsay Corp.	1,809	57,327
Lydall, Inc.*	2,159	16,495
Met-Pro Corp.	2,481	26,696
Middleby Corp.*	2,374	126,273
Miller Industries, Inc.	1,363	18,360
Mueller Industries, Inc.	5,438	133,775

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Mueller Water Products, Inc., Class A	22,655	$84,050
NACCO Industries, Inc., Class A	875	77,665
Nordson Corp.	4,892	274,343
Omega Flex, Inc.	45	656
PMFG, Inc.*	2,116	32,057
RBC Bearings, Inc.*	3,156	91,492
Robbins & Myers, Inc.	3,882	84,395
Sauer-Danfoss, Inc.*	1,646	20,114
Sun Hydraulics Corp.	1,809	42,439
Tecumseh Products Co., Class A*	2,732	30,380
Tennant Co.	2,703	91,416
Thermadyne Holdings Corp.*	1,132	12,237
Titan International, Inc.	5,148	51,326
Trimas Corp.*	2,388	27,008
Twin Disc, Inc.	931	10,576
Wabash National Corp.*	8,257	58,707
Watts Water Technologies, Inc., Class A	4,265	122,235
Xerium Technologies, Inc.*	926	13,075

		3,897,090

Marine (0.1%)
American Commercial Lines, Inc.*	1,382	31,109
Baltic Trading Ltd.*	1,994	22,672
Eagle Bulk Shipping, Inc.*	9,163	38,668
Excel Maritime Carriers Ltd.*	4,802	24,586
Genco Shipping & Trading Ltd.*	3,775	56,587
Horizon Lines, Inc., Class A	5,273	22,305
International Shipholding Corp.	977	21,621
Ultrapetrol Bahamas Ltd.*	3,220	14,007

		231,555

Professional Services (0.8%)
Acacia Research Corp.- Acacia Technologies*	4,893	69,627
Administaff, Inc.	3,097	74,824
Advisory Board Co.*	2,250	96,660
Barrett Business Services, Inc.	844	10,466
CBIZ, Inc.*	6,362	40,462
CDI Corp.	1,840	28,575
Corporate Executive Board Co.	4,958	130,247
CoStar Group, Inc.*	2,889	112,093
CRA International, Inc.*	1,607	30,260
Diamond Management & Technology Consultants, Inc.	3,427	35,332
Dolan Media Co.*	4,392	48,839
Exponent, Inc.*	1,972	64,524
Franklin Covey Co.*	1,273	8,275
GP Strategies Corp.*	1,638	11,892
Heidrick & Struggles International, Inc.	2,492	56,867
Hill International, Inc.*	4,704	19,098
Hudson Highland Group, Inc.*	4,263	18,757
Huron Consulting Group, Inc.*	3,160	61,336
ICF International, Inc.*	2,289	54,776
Kelly Services, Inc., Class A*	3,866	57,487
Kforce, Inc.*	4,184	53,346
Korn/Ferry International*	6,550	91,045
LECG Corp.*	3,309	8,603
Mistras Group, Inc.*	1,887	20,229

	Number of Shares	Value (Note 1)

Navigant Consulting, Inc.*	7,280	$75,566
On Assignment, Inc.*	5,386	27,092
Resources Connection, Inc.*	6,581	89,502
School Specialty, Inc.*	2,744	49,584
SFN Group, Inc.*	7,570	41,332
TrueBlue, Inc.*	6,413	71,761
Volt Information Sciences, Inc.*	2,286	19,202
VSE Corp.	674	21,447

		1,599,106

Road & Rail (0.8%)
Amerco, Inc.*	1,299	71,510
Arkansas Best Corp.	3,719	77,169
Avis Budget Group, Inc.*	14,866	145,984
Celadon Group, Inc.*	3,203	45,290
Dollar Thrifty Automotive Group, Inc.*	4,149	176,789
Genesee & Wyoming, Inc., Class A*	5,629	210,018
Heartland Express, Inc.	7,385	107,230
Knight Transportation, Inc.	8,806	178,233
Marten Transport Ltd.*	2,231	46,360
Old Dominion Freight Line, Inc.*	4,041	142,001
P.A.M. Transportation Services, Inc.*	619	9,304
Patriot Transportation Holding, Inc.*	232	18,771
Quality Distribution, Inc.*	1,787	9,239
RailAmerica, Inc.*	3,153	31,278
Roadrunner Transportation Systems, Inc.*	1,291	18,345
Saia, Inc.*	2,331	34,965
Universal Truckload Services, Inc.*	586	8,163
USA Truck, Inc.*	1,409	22,713
Werner Enterprises, Inc.	6,205	135,828

		1,489,190

Trading Companies & Distributors (0.6%)
Aceto Corp.	4,088	23,424
Aircastle Ltd.	6,844	53,725
Applied Industrial Technologies, Inc.	6,162	156,022
Beacon Roofing Supply, Inc.*	6,565	118,301
BlueLinx Holdings, Inc.*	1,166	3,067
CAI International, Inc.*	1,675	19,933
DXP Enterprises, Inc.*	1,433	22,427
H&E Equipment Services, Inc.*	4,016	30,080
Houston Wire & Cable Co.	2,619	28,416
Interline Brands, Inc.*	4,722	81,643
Kaman Corp.	3,714	82,154
Lawson Products, Inc.	405	6,877
RSC Holdings, Inc.*	7,220	44,547
Rush Enterprises, Inc., Class A*	4,650	62,124
TAL International Group, Inc.	2,567	57,681
Textainer Group Holdings Ltd.	1,310	31,623
Titan Machinery, Inc.*	1,988	26,102
United Rentals, Inc.*	8,791	81,932
Watsco, Inc.	4,044	234,229

		1,164,307

Total Industrials		20,706,122

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Information Technology (12.6%)
Communications Equipment (1.9%)
Acme Packet, Inc.*	6,348	$170,634
ADC Telecommunications, Inc.*	14,140	104,777
ADTRAN, Inc.	8,959	244,312
Anaren, Inc.*	2,127	31,777
Arris Group, Inc.*	18,058	184,011
Aruba Networks, Inc.*	10,534	150,004
Aviat Networks, Inc.*	8,743	31,737
Bel Fuse, Inc., Class B	1,568	25,888
BigBand Networks, Inc.*	7,068	21,345
Black Box Corp.	2,572	71,733
Blue Coat Systems, Inc.*	6,066	123,928
Calix, Inc.*	892	9,152
Comtech Telecommunications Corp.*	4,097	122,623
DG FastChannel, Inc.*	3,584	116,767
Digi International, Inc.*	3,632	30,037
EMS Technologies, Inc.*	2,239	33,630
Emulex Corp.*	12,163	111,656
Extreme Networks, Inc.*	13,024	35,165
Finisar Corp.*	10,670	158,983
Globecomm Systems, Inc.*	3,316	27,357
Harmonic, Inc.*	13,971	76,002
Hughes Communications, Inc.*	1,320	32,116
Infinera Corp.*	12,317	79,198
InterDigital, Inc.*	6,358	156,979
Ixia*	4,571	39,265
KVH Industries, Inc.*	2,263	28,106
Loral Space & Communications, Inc.*	1,569	67,028
Meru Networks, Inc.*	700	8,302
NETGEAR, Inc.*	5,007	89,325
Network Engines, Inc.*	4,971	13,471
Network Equipment Technologies, Inc.*	5,308	18,525
Occam Networks, Inc.*	1,638	9,107
Oclaro, Inc.*	6,995	77,575
Oplink Communications, Inc.*	2,988	42,818
Opnext, Inc.*	8,244	13,603
Palm, Inc.*	24,234	137,892
PC-Tel, Inc.*	3,511	17,695
Plantronics, Inc.	7,129	203,889
Powerwave Technologies, Inc.*	19,498	30,027
Riverbed Technology, Inc.*	9,048	249,906
SeaChange International, Inc.*	3,468	28,542
ShoreTel, Inc.*	6,509	30,202
Sonus Networks, Inc.*	30,244	81,961
Sycamore Networks, Inc.	2,828	47,001
Symmetricom, Inc.*	6,444	32,800
Tekelec*	9,730	128,825
UTStarcom, Inc.*	16,753	30,826
ViaSat, Inc.*	4,807	156,516

		3,733,018

Computers & Peripherals (0.6%)
3PAR, Inc.*	5,447	50,712
ADPT Corp.*	17,958	51,899
Avid Technology, Inc.*	4,177	53,173
Compellent Technologies, Inc.*	3,211	38,917
Cray, Inc.*	5,192	28,971
Electronics for Imaging, Inc.*	6,481	63,190

	Number of Shares	Value (Note 1)

Hutchinson Technology, Inc.*	2,792	$12,089
Hypercom Corp.*	6,498	30,151
Imation Corp.*	4,387	40,317
Immersion Corp.*	4,761	24,091
Intermec, Inc.*	6,726	68,942
Intevac, Inc.*	3,196	34,101
Isilon Systems, Inc.*	3,735	47,957
Netezza Corp.*	7,549	103,270
Novatel Wireless, Inc.*	4,664	26,771
Presstek, Inc.*	3,539	12,493
Quantum Corp.*	30,692	57,701
Rimage Corp.*	1,513	23,951
Silicon Graphics International Corp.*	4,382	31,025
STEC, Inc.*	5,718	71,818
Stratasys, Inc.*	2,938	72,157
Super Micro Computer, Inc.*	3,498	47,223
Synaptics, Inc.*	5,012	137,830
Xyratex Ltd.*	4,289	60,689

		1,189,438

Electronic Equipment, Instruments & Components (1.7%)
Agilysys, Inc.	2,772	18,545
Anixter International, Inc.*	3,979	169,505
Bell Microproducts, Inc.*	4,608	32,164
Benchmark Electronics, Inc.*	8,908	141,192
Brightpoint, Inc.*	9,874	69,118
Checkpoint Systems, Inc.*	5,667	98,379
Cogent, Inc.*	7,308	65,845
Cognex Corp.	5,784	101,683
Coherent, Inc.*	3,612	123,892
Comverge, Inc.*	3,190	28,582
CPI International, Inc.*	1,366	21,296
CTS Corp.	4,924	45,498
Daktronics, Inc.	4,918	36,885
DDi Corp.	1,460	10,994
DTS, Inc.*	2,527	83,062
Echelon Corp.*	4,769	34,957
Electro Rent Corp.	2,595	33,190
Electro Scientific Industries, Inc.*	3,984	53,226
FARO Technologies, Inc.*	2,433	45,521
Gerber Scientific, Inc.*	3,135	16,772
ICx Technologies, Inc.*	1,279	9,337
Insight Enterprises, Inc.*	6,664	87,698
IPG Photonics Corp.*	3,948	60,128
Keithley Instruments, Inc.	1,466	12,945
L-1 Identity Solutions, Inc.*	10,946	89,648
Littelfuse, Inc.*	3,151	99,603
Maxwell Technologies, Inc.*	4,094	46,672
Measurement Specialties, Inc.*	2,095	28,701
Mercury Computer Systems, Inc.*	3,314	38,873
Methode Electronics, Inc.	5,533	53,891
Microvision, Inc.*	13,065	38,672
MTS Systems Corp.	2,438	70,702
Multi-Fineline Electronix, Inc.*	1,410	35,194
Newport Corp.*	5,275	47,792
OSI Systems, Inc.*	2,261	62,788
Park Electrochemical Corp.	2,986	72,888
PC Connection, Inc.*	953	5,775
Plexus Corp.*	5,726	153,113
Power-One, Inc.*	8,401	56,707
RadiSys Corp.*	3,455	32,892

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Richardson Electronics Ltd.	1,969	$17,721
Rofin-Sinar Technologies, Inc.*	4,652	96,855
Rogers Corp.*	2,285	63,454
Sanmina-SCI Corp.*	11,181	152,173
Scansource, Inc.*	3,866	96,379
SMART Modular Technologies (WWH), Inc.*	7,397	43,272
Spectrum Control, Inc.*	1,969	27,527
SYNNEX Corp.*	3,310	84,802
Technitrol, Inc.	7,185	22,705
Tessco Technologies, Inc.	681	11,373
TTM Technologies, Inc.*	11,666	110,827
Universal Display Corp.*	4,259	76,577
Viasystems Group, Inc.*	578	8,537
X-Rite, Inc.*	5,729	21,140
Zygo Corp.*	2,223	18,029

		3,185,696

Internet Software & Services (1.4%)
Ancestry.com, Inc.*	2,656	46,799
Archipelago Learning, Inc.*	1,581	18,071
Art Technology Group, Inc.*	22,743	77,781
comScore, Inc.*	3,133	51,600
Constant Contact, Inc.*	4,045	86,280
DealerTrack Holdings, Inc.*	6,043	99,407
Dice Holdings, Inc.*	2,843	19,674
Digital River, Inc.*	5,581	133,442
DivX, Inc.*	4,775	36,576
EarthLink, Inc.	15,358	122,250
GSI Commerce, Inc.*	8,943	257,558
InfoSpace, Inc.*	5,155	38,766
Internap Network Services Corp.*	7,403	30,870
Internet Brands, Inc., Class A*	3,957	40,876
Internet Capital Group, Inc.*	5,363	40,759
j2 Global Communications, Inc.*	6,484	141,611
Keynote Systems, Inc.	2,270	20,475
KIT Digital, Inc.*	2,710	23,902
Knot, Inc.*	4,400	34,232
Limelight Networks, Inc.*	5,759	25,282
Liquidity Services, Inc.*	2,242	29,056
LivePerson, Inc.*	6,407	43,952
Local.com Corp.*	2,200	15,048
LogMeIn, Inc.*	2,113	55,424
LoopNet, Inc.*	2,937	36,213
Marchex, Inc., Class B	2,169	8,351
ModusLink Global Solutions, Inc.*	6,686	40,317
Move, Inc.*	22,610	46,350
NIC, Inc.	7,394	47,396
OpenTable, Inc.*	2,271	94,178
Openwave Systems, Inc.*	12,751	25,885
Perficient, Inc.*	2,873	25,598
QuinStreet, Inc.*	1,060	12,201
Rackspace Hosting, Inc.*	13,967	256,155
RealNetworks, Inc.*	12,170	40,161
Saba Software, Inc.*	4,508	23,216
SAVVIS, Inc.*	5,261	77,600
Stamps.com, Inc.*	1,934	19,823
support.com, Inc.*	7,238	30,110
TechTarget, Inc.*	2,847	15,317
Terremark Worldwide, Inc.*	8,466	66,119
Travelzoo, Inc.*	552	6,834

	Number of Shares	Value (Note 1)

United Online, Inc.	12,134	$69,892
ValueClick, Inc.*	11,877	126,965
Vocus, Inc.*	2,436	37,222
Zix Corp.*	10,314	23,310

		2,618,904

IT Services (1.4%)
Acxiom Corp.*	9,906	145,519
CACI International, Inc., Class A*	4,355	185,000
Cass Information Systems, Inc.	1,187	40,655
CIBER, Inc.*	10,355	28,683
Computer Task Group, Inc.*	2,708	17,494
CSG Systems International, Inc.*	5,099	93,465
Cybersource Corp.*	10,433	266,354
Echo Global Logistics, Inc.*	1,324	16,166
Euronet Worldwide, Inc.*	7,116	91,014
ExlService Holdings, Inc.*	2,155	37,001
Forrester Research, Inc.*	2,253	68,176
Global Cash Access Holdings, Inc.*	7,117	51,314
Hackett Group, Inc.*	3,279	9,214
Heartland Payment Systems, Inc.	5,445	80,804
iGATE Corp.	3,269	41,909
infoGROUP, Inc.*	6,168	49,221
Integral Systems, Inc.*	3,257	20,682
Lionbridge Technologies, Inc.*	8,332	38,077
ManTech International Corp., Class A*	3,162	134,606
MAXIMUS, Inc.	2,541	147,048
MoneyGram International, Inc.*	12,339	30,230
NCI, Inc., Class A*	1,110	25,064
Online Resources Corp.*	4,699	19,501
RightNow Technologies, Inc.*	3,158	49,549
Sapient Corp.	14,899	151,076
SPS Commerce, Inc.*	785	9,122
SRA International, Inc., Class A*	6,084	119,672
Syntel, Inc.	1,862	63,215
TeleTech Holdings, Inc.*	4,713	60,750
Tier Technologies, Inc., Class B*	2,653	16,130
TNS, Inc.*	3,687	64,301
Unisys Corp.*	6,171	114,102
VeriFone Systems, Inc.*	12,315	233,123
Virtusa Corp.*	2,364	22,056
Wright Express Corp.*	5,571	165,459

		2,705,752

Semiconductors & Semiconductor Equipment (2.6%)
Actel Corp.*	2,946	37,768
Advanced Analogic Technologies, Inc.*	6,952	22,177
Advanced Energy Industries, Inc.*	5,514	67,767
Alpha & Omega Semiconductor Ltd.*	660	9,115
Amkor Technology, Inc.*	15,893	87,570
ANADIGICS, Inc.*	9,254	40,347
Applied Micro Circuits Corp.*	9,636	100,985
ATMI, Inc.*	4,588	67,168
Axcelis Technologies, Inc.*	14,437	22,377
AXT, Inc.*	4,477	20,191
Brooks Automation, Inc.*	9,392	72,600

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Cabot Microelectronics Corp.*	3,402	$117,675
Cavium Networks, Inc.*	6,405	167,747
CEVA, Inc.*	3,015	37,989
Cirrus Logic, Inc.*	9,492	150,069
Cohu, Inc.	3,413	41,400
Conexant Systems, Inc.*	11,156	24,989
Cymer, Inc.*	4,331	130,103
Diodes, Inc.*	4,883	77,493
DSP Group, Inc.*	3,768	24,078
Energy Conversion Devices, Inc.*	6,836	28,028
Entegris, Inc.*	18,984	75,367
Entropic Communications, Inc.*	7,682	48,704
Evergreen Solar, Inc.*	31,034	21,165
Exar Corp.*	5,210	36,105
FEI Co.*	5,449	107,400
FormFactor, Inc.*	7,246	78,257
FSI International, Inc.*	4,616	19,341
GSI Technology, Inc.*	3,580	20,478
GT Solar International, Inc.*	8,339	46,698
Hittite Microwave Corp.*	3,954	176,902
Ikanos Communications, Inc.*	5,607	9,027
Integrated Device Technology, Inc.*	22,459	111,172
Integrated Silicon Solution, Inc.*	3,639	27,438
IXYS Corp.*	3,510	31,028
Kopin Corp.*	9,917	33,619
Kulicke & Soffa Industries, Inc.*	9,975	70,025
Lattice Semiconductor Corp.*	16,814	72,973
LTX-Credence Corp.*	20,812	58,898
Mattson Technology, Inc.*	6,959	26,375
MaxLinear, Inc., Class A*	967	13,519
Micrel, Inc.	7,467	76,014
Microsemi Corp.*	11,826	173,014
Microtune, Inc.*	9,388	19,996
MIPS Technologies, Inc.*	6,614	33,798
MKS Instruments, Inc.*	7,180	134,410
Monolithic Power Systems, Inc.*	4,603	82,210
MoSys, Inc.*	3,715	16,420
Nanometrics, Inc.*	2,540	25,629
Netlogic Microsystems, Inc.*	9,035	245,752
NVE Corp.*	683	29,731
OmniVision Technologies, Inc.*	7,734	165,817
PDF Solutions, Inc.*	3,045	14,616
Pericom Semiconductor Corp.*	3,702	35,539
Photronics, Inc.*	7,732	34,949
PLX Technology, Inc.*	6,076	25,458
Power Integrations, Inc.	3,462	111,459
RF Micro Devices, Inc.*	38,801	151,712
Rubicon Technology, Inc.*	2,124	63,274
Rudolph Technologies, Inc.*	4,502	33,990
Semtech Corp.*	8,899	145,677
Sigma Designs, Inc.*	4,501	45,055
Silicon Image, Inc.*	11,018	38,673
Spansion, Inc., Class A*	1,810	29,521
Standard Microsystems Corp.*	3,198	74,449
Supertex, Inc.*	1,593	39,283
Tessera Technologies, Inc.*	7,107	114,067
Trident Microsystems, Inc.*	12,357	17,547
TriQuint Semiconductor, Inc.*	22,600	138,086
Ultra Clean Holdings, Inc.*	3,035	25,858
Ultratech, Inc.*	3,452	56,164
Veeco Instruments, Inc.*	5,906	202,458

	Number of Shares	Value (Note 1)

Virage Logic Corp.*	3,279	$38,987
Volterra Semiconductor Corp.*	3,467	79,949
Zoran Corp.*	7,568	72,199

		5,023,888

Software (3.0%)
ACI Worldwide, Inc.*	5,108	99,453
Actuate Corp.*	6,818	30,340
Advent Software, Inc.*	2,219	104,204
American Software, Inc., Class A	3,946	18,231
ArcSight, Inc.*	3,561	79,731
Ariba, Inc.*	12,742	202,980
Aspen Technology, Inc.*	8,820	96,050
Blackbaud, Inc.	6,381	138,914
Blackboard, Inc.*	4,841	180,715
Bottomline Technologies, Inc.*	3,929	51,195
CDC Corp., Class A*	13,129	27,308
CommVault Systems, Inc.*	6,062	136,395
Concur Technologies, Inc.*	5,785	246,904
Convio, Inc.*	1,116	8,191
Deltek, Inc.*	3,056	25,487
DemandTec, Inc.*	2,293	15,478
Digimarc Corp.*	1,002	18,787
Double-Take Software, Inc.*	2,685	28,166
Ebix, Inc.*	3,907	61,262
Epicor Software Corp.*	6,878	54,955
EPIQ Systems, Inc.*	4,761	61,560
ePlus, Inc.*	751	13,142
Fair Isaac Corp.	6,653	144,969
FalconStor Software, Inc.*	3,426	9,045
Fortinet, Inc.*	5,618	92,360
Guidance Software, Inc.*	1,717	8,963
Interactive Intelligence, Inc.*	1,839	30,215
Jack Henry & Associates, Inc.	12,183	290,930
JDA Software Group, Inc.*	6,029	132,517
Kenexa Corp.*	3,282	39,384
Lawson Software, Inc.*	20,033	146,241
Magma Design Automation, Inc.*	6,967	19,786
Manhattan Associates, Inc.*	3,358	92,513
Mentor Graphics Corp.*	15,507	137,237
MicroStrategy, Inc., Class A*	1,318	98,969
Monotype Imaging Holdings, Inc.*	3,253	29,310
NetScout Systems, Inc.*	4,381	62,298
NetSuite, Inc.*	2,464	31,145
Opnet Technologies, Inc.	1,934	28,410
Parametric Technology Corp.*	16,894	264,729
Pegasystems, Inc.	2,491	79,986
Progress Software Corp.*	6,142	184,444
PROS Holdings, Inc.*	3,131	20,351
QAD, Inc.*	1,265	5,224
Quest Software, Inc.*	8,899	160,538
Radiant Systems, Inc.*	3,997	57,797
Renaissance Learning, Inc.	1,893	27,808
Rosetta Stone, Inc.*	1,441	33,085
S1 Corp.*	7,771	46,704
Smith Micro Software, Inc.*	4,411	41,949
SolarWinds, Inc.*	4,866	78,051
Sonic Solutions, Inc.*	3,774	31,513
SonicWALL, Inc.*	7,815	91,826
Sourcefire, Inc.*	3,933	74,727
SRS Labs, Inc.*	2,256	20,642

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

SS&C Technologies Holdings, Inc.*	1,753	$28,101
SuccessFactors, Inc.*	9,130	189,813
Symyx Technologies, Inc.*	5,050	25,300
Synchronoss Technologies, Inc.*	2,751	52,186
Take-Two Interactive Software, Inc.*	9,976	89,784
Taleo Corp., Class A*	5,728	139,133
TeleCommunication Systems, Inc., Class A*	6,446	26,686
TeleNav, Inc.*	1,155	9,690
THQ, Inc.*	6,672	28,823
TIBCO Software, Inc.*	24,278	292,793
TiVo, Inc.*	16,115	118,929
Tyler Technologies, Inc.*	4,566	70,864
Ultimate Software Group, Inc.*	3,515	115,503
Unica Corp.*	2,360	22,609
VASCO Data Security International, Inc.*	4,224	26,062
VirnetX Holding Corp.	4,737	28,043
Wave Systems Corp., Class A*	11,206	36,307
Websense, Inc.*	6,465	122,189

		5,735,929

Total Information Technology		24,192,625

Materials (3.4%)
Chemicals (1.5%)
A. Schulman, Inc.	4,625	87,690
American Vanguard Corp.	3,176	25,186
Arch Chemicals, Inc.	3,252	99,967
Balchem Corp.	3,980	99,500
Calgon Carbon Corp.*	7,984	105,708
Ferro Corp.*	12,565	92,604
Georgia Gulf Corp.*	4,427	59,056
H.B. Fuller Co.	7,084	134,525
Hawkins, Inc.	1,269	30,558
Innophos Holdings, Inc.	3,143	81,969
KMG Chemicals, Inc.	867	12,450
Koppers Holdings, Inc.	2,983	67,058
Kraton Performance Polymers, Inc.*	1,623	30,496
Landec Corp.*	4,267	25,133
LSB Industries, Inc.*	2,519	33,528
Minerals Technologies, Inc.	2,730	129,784
NewMarket Corp.	1,462	127,662
NL Industries, Inc.	692	4,221
Olin Corp.	11,336	205,068
OM Group, Inc.*	4,463	106,487
Omnova Solutions, Inc.*	6,347	49,570
PolyOne Corp.*	13,429	113,072
Quaker Chemical Corp.	1,600	43,344
Rockwood Holdings, Inc.*	7,559	171,514
Senomyx, Inc.*	5,179	19,628
Sensient Technologies Corp.	7,108	184,310
Solutia, Inc.*	17,335	227,089
Spartech Corp.*	4,441	45,520
Stepan Co.	1,063	72,741
STR Holdings, Inc.*	4,031	75,783
TPC Group, Inc.*	1,113	18,476
W.R. Grace & Co.*	10,508	221,088
Westlake Chemical Corp.	2,854	52,999
Zep, Inc.	3,146	54,866

	Number of Shares	Value (Note 1)

Zoltek Cos., Inc.*	4,080	$34,558

		2,943,208

Construction Materials (0.1%)
Headwaters, Inc.*	8,988	25,526
Texas Industries, Inc.	2,920	86,257
United States Lime & Minerals, Inc.*	429	16,525

		128,308

Containers & Packaging (0.3%)
AEP Industries, Inc.*	504	12,036
Boise, Inc.*	9,872	54,197
Graham Packaging Co., Inc.*	2,465	29,506
Graphic Packaging Holding Co.*	16,269	51,247
Myers Industries, Inc.	4,641	37,546
Rock-Tenn Co., Class A	5,586	277,457
Silgan Holdings, Inc.	7,764	220,342

		682,331

Metals & Mining (1.1%)
A.M. Castle & Co.*	2,446	33,975
Allied Nevada Gold Corp.*	9,255	182,138
AMCOL International Corp.	3,435	80,723
Brush Engineered Materials, Inc.*	2,945	58,841
Capital Gold Corp.*	6,654	26,616
Century Aluminum Co.*	9,225	81,457
Coeur d’Alene Mines Corp.*	12,830	202,457
General Moly, Inc.*	9,308	28,669
Globe Specialty Metals, Inc.*	8,625	89,096
Golden Star Resources Ltd.*	36,498	159,861
Haynes International, Inc.	1,763	54,353
Hecla Mining Co.*	34,431	179,730
Horsehead Holding Corp.*	6,344	47,961
Jaguar Mining, Inc.*	11,802	104,212
Kaiser Aluminum Corp.	2,135	74,020
Metals USA Holdings Corp.*	1,524	22,784
Noranda Aluminium Holding Corp.*	1,448	9,311
Olympic Steel, Inc.	1,328	30,504
RTI International Metals, Inc.*	4,393	105,915
Stillwater Mining Co.*	6,682	77,645
Thompson Creek Metals Co., Inc.*	19,610	170,215
U.S. Energy Corp. Wyoming*	3,622	17,204
U.S. Gold Corp.*	13,751	68,893
Universal Stainless & Alloy Products, Inc.*	1,175	18,788
Worthington Industries, Inc.	8,825	113,489

		2,038,857

Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.*	5,628	55,999
Clearwater Paper Corp.*	1,640	89,806
Deltic Timber Corp.	1,556	65,041
KapStone Paper and Packaging Corp.*	5,572	62,072
Louisiana-Pacific Corp.*	18,365	122,862
Neenah Paper, Inc.	2,142	39,199
P.H. Glatfelter Co.	6,651	72,163
Schweitzer-Mauduit International, Inc.	2,581	130,212

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Verso Paper Corp.*	3,075	$7,103
Wausau Paper Corp.*	6,394	43,287

		687,744

Total Materials		6,480,448

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.5%)
AboveNet, Inc.*	3,317	156,496
Alaska Communications Systems Group, Inc.	6,540	55,525
Atlantic Tele-Network, Inc.	1,313	54,227
Cbeyond, Inc.*	3,633	45,413
Cincinnati Bell, Inc.*	29,835	89,803
Cogent Communications Group, Inc.*	6,504	49,300
Consolidated Communications Holdings, Inc.	3,429	58,327
General Communication, Inc., Class A*	6,345	48,159
Global Crossing Ltd.*	4,339	45,863
Globalstar, Inc.*	9,115	14,037
IDT Corp., Class B*	2,046	26,086
Iridium Communications, Inc.*	4,756	47,750
Neutral Tandem, Inc.*	4,862	54,698
PAETEC Holding Corp.*	18,044	61,530
Premiere Global Services, Inc.*	8,900	56,426
Vonage Holdings Corp.*	15,217	34,999

		898,639

Wireless Telecommunication Services (0.2%)
FiberTower Corp.*	6,080	28,698
ICO Global Communications Holdings Ltd.*	13,720	22,089
NTELOS Holdings Corp.	4,426	76,127
Shenandoah Telecommunications Co.	3,520	62,445
Syniverse Holdings, Inc.*	9,963	203,743
USA Mobility, Inc.	3,264	42,171

		435,273

Total Telecommunication Services		1,333,912

Utilities (2.3%)
Electric Utilities (0.9%)
Allete, Inc.	4,673	160,004
Central Vermont Public Service Corp.	1,967	38,829
Cleco Corp.	8,829	233,174
El Paso Electric Co.*	6,101	118,054
Empire District Electric Co.	5,591	104,943
IDACORP, Inc.	6,883	228,997
MGE Energy, Inc.	3,369	121,419
PNM Resources, Inc.	12,754	142,590
Portland General Electric Co.	11,030	202,180
UIL Holdings Corp.	4,293	107,454
UniSource Energy Corp.	5,224	157,660
Unitil Corp.	1,730	36,174

		1,651,478

Gas Utilities (0.9%)
Chesapeake Utilities Corp.	1,386	43,520
Laclede Group, Inc.	3,216	106,546
New Jersey Resources Corp.	6,146	216,339

	Number of Shares	Value (Note 1)

Nicor, Inc.	6,567	$265,964
Northwest Natural Gas Co.	3,861	168,224
Piedmont Natural Gas Co., Inc.	10,313	260,919
South Jersey Industries, Inc.	4,331	186,060
Southwest Gas Corp.	6,490	191,455
WGL Holdings, Inc.	7,283	247,840

		1,686,867

Independent Power Producers & Energy Traders (0.0%)
American DG Energy, Inc.*	2,562	7,968
Dynegy, Inc.*	13,569	52,240

		60,208

Multi-Utilities (0.3%)
Avista Corp.	8,014	156,514
Black Hills Corp.	5,671	161,453
CH Energy Group, Inc.	2,326	91,272
NorthWestern Corp.	5,251	137,576

		546,815

Water Utilities (0.2%)
American States Water Co.	2,717	90,041
Artesian Resources Corp., Class A	738	13,624
Cadiz, Inc.*	2,081	25,118
California Water Service Group	2,882	102,887
Connecticut Water Service, Inc.	1,322	27,789
Consolidated Water Co., Ltd.	2,266	25,787
Middlesex Water Co.	2,000	31,700
SJW Corp.	1,901	44,560
Southwest Water Co.	3,640	38,147
York Water Co.	1,982	28,144

		427,797

Total Utilities		4,373,165

Total Common Stocks (70.0%) (Cost $143,716,170)		134,765,501

INVESTMENT COMPANIES:
Investment Companies (0.0%)
Kayne Anderson Energy Development Co.	1,701	25,804
THL Credit, Inc.*	1,035	11,903

Total Investment Companies (0.0%) (Cost $37,737)		37,707

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Short-Term Investment (27.1%)
BlackRock Liquidity Funds TempFund 0.16%‡ (Amortized Cost $52,157,111)	$52,157,111	52,157,111

Total Investments (97.1%) (Cost $195,911,018)		186,960,319
Other Assets Less Liabilities (2.9%)		5,657,076

Net Assets (100%)		$192,617,395

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$16,591,734	$150,601,053	$115,035,676	$52,157,111	$28,175	$—

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	941	September-10	$58,754,403	$57,193,980	$ (1,560,423)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$18,544,145	$—	$—	$18,544,145
Consumer Staples	4,388,876	8,357	—	4,397,233
Energy	7,237,387	—	—	7,237,387
Financials	28,861,229	—	—	28,861,229
Health Care	18,639,235	—	—	18,639,235
Industrials	20,681,386	24,736	—	20,706,122
Information Technology	24,192,625	—	—	24,192,625
Materials	6,480,448	—	—	6,480,448
Telecommunication Services	1,333,912	—	—	1,333,912
Utilities	4,373,165	—	—	4,373,165
Investment Companies
Investment Companies	37,707	—	—	37,707
Short-Term Investments	—	52,157,111	—	52,157,111

Total Assets	$134,770,115	$52,190,204	$—	$186,960,319

Liabilities:
Futures	$(1,560,423)	$—	$—	$(1,560,423)

Total Liabilities	$(1,560,423)	$—	$—	$(1,560,423)

Total	$133,209,692	$52,190,204	$—	$185,399,896

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(1,560,423	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(1,560,423)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,396,884)	—	—	(1,396,884)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,396,884)	$—	$—	$(1,396,884)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,978,460)	—	—	(1,978,460)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,978,460)	$—	$—	$(1,978,460)

The Portfolio held futures contracts with an average notional balance of approximately $40,424,000 during the six months ended June 30, 2010.

^ This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$124,367,755
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$15,568,886

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,414,499
Aggregate gross unrealized depreciation	(11,386,875)

Net unrealized depreciation	$(8,972,376)

Federal income tax cost of investments	$195,932,695

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $52,157,111)	$52,157,111
Unaffiliated Issuers (Cost $143,753,907)	134,803,208
Cash	944,680
Cash held as collateral at broker	4,518,700
Receivable from Separate Accounts for Trust shares sold	724,757
Dividends, interest and other receivables	141,629
Receivable from investment sub-advisor	6,787
Other assets	688

Total assets	193,297,560

LIABILITIES
Variation margin payable on futures contracts	530,466
Investment management fees payable	62,455
Administrative fees payable	28,788
Distribution fees payable - Class IB	1,191
Trustees’ fees payable	375
Payable to Separate Accounts for Trust shares redeemed	120
Accrued expenses	56,770

Total liabilities	680,165

NET ASSETS	$192,617,395

Net assets were comprised of:
Paid in capital	$204,101,595
Accumulated undistributed net investment income (loss)	151,010
Accumulated undistributed net realized gains (losses) on investments and futures	(1,124,088)
Net unrealized appreciation (depreciation) on investments and futures	(10,511,122)

Net assets	$192,617,395

Class IA
Net asset value, offering and redemption price per share, $186,051,063 / 15,138,741 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.29

Class IB
Net asset value, offering and redemption price per share, $6,566,332 / 537,887 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.21

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends ($28,175 of dividend income received from affiliates)	$535,915

EXPENSES
Investment management fees	264,787
Administrative fees	122,974
Custodian fees	62,483
Professional fees	20,780
Printing and mailing expenses	6,021
Distribution fees - Class IB	2,802
Trustees’ fees	960
Miscellaneous	2,009

Gross expenses	482,816
Less: Waiver from investment advisor	(68,112)
Reimbursement from sub-advisor	(14,537)

Net expenses	400,167

NET INVESTMENT INCOME (LOSS)	135,748

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(342,014)
Futures	(1,396,884)

Net realized gain (loss)	(1,738,898)

Change in unrealized appreciation (depreciation) on:
Securities	(10,493,837)
Futures	(1,978,460)

Net change in unrealized appreciation (depreciation)	(12,472,297)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(14,211,195)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,075,447)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	May 27, 2009* to December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$135,748	$34,427
Net realized gain (loss) on investments and futures	(1,738,898)	614,811
Net change in unrealized appreciation (depreciation) on investments and futures	(12,472,297)	1,961,175

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,075,447)	2,610,413

DIVIDENDS:
Dividends from net investment income
Class IA	—	(19,166)

TOTAL DIVIDENDS	—	(19,166)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [10,826,692 and 4,310,972 shares, respectively]	144,507,159	52,380,063
Capital shares issued in reinvestment of dividends [0 and 1,554 shares, respectively]	—	19,166
Capital shares repurchased [(9,934) and (543) shares, respectively]	(138,479)	(6,479)

Total Class IA transactions	144,368,680	52,392,750

Class IB†
Capital shares sold [541,235 and 7,017 shares, respectively]	7,295,071	88,011
Capital shares repurchased [(10,364) and (1) shares, respectively]	(142,905)	(12)

Total Class IB transactions	7,152,166	87,999

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	151,520,846	52,480,749

TOTAL INCREASE (DECREASE) IN NET ASSETS	137,445,399	55,071,996
NET ASSETS:
Beginning of period	55,171,996	100,000

End of period (a)	$192,617,395	$55,171,996

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$151,010	$15,262

* The portfolio commenced operations on May 27, 2009. † Class IB commenced operations on October 29, 2009.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2010 (Unaudited)		May 27, 2009* to December 31, 2009
Net asset value, beginning of period	$12.74		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	(e)	0.03	(e)
Net realized and unrealized gain (loss) on investments and futures	(0.47)		2.72

Total from investment operations	(0.45)		2.75

Less distributions:
Dividends from net investment income	—		(0.01)

Net asset value, end of period	$12.29		$12.74

Total return (b)	(3.61)%		27.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$186,051		$55,083
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.68%		0.69%
Before waivers and reimbursements (a)	0.82%		1.90%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.23%		0.39%
Before waivers and reimbursements (a)	0.09%		(0.83)%
Portfolio turnover rate	21%		9%

Class IB	Six Months Ended June 30, 2010 (Unaudited)		October 29, 2009* to December 31, 2009
Net asset value, beginning of period	$12.68		$11.57

Income (loss) from investment operations:
Net investment income (loss)	0.01	(e)	0.01	(e)
Net realized and unrealized gain (loss) on investments and futures	(0.48)		1.10

Total from investment operations	(0.47)		1.11

Net asset value, end of period	$12.21		$12.68

Total return (b)	(4.24)%		9.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,566		$89
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.93%		0.94	%(c)
Before waivers and reimbursements (a)	1.07	%(c)	2.15	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.08%		0.55%
Before waivers and reimbursements (a)	(0.01)%		(0.20)%
Portfolio turnover rate	21%		9%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

AXA TACTICAL MANAGER 2000 PORTFOLIO-II (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Financials	10.7%
Information Technology	9.0
Industrials	7.7
Health Care	6.9
Consumer Discretionary	6.9
Energy	2.7
Materials	2.4
Consumer Staples	1.6
Utilities	1.6
Telecommunication Services	0.5
Cash and Other	50.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$961.00	$3.06
Hypothetical (5% average return before expenses)	1,000.00	1,021.67	3.16

*   Expenses are equal to the Portfolio’s Class IA shares annualized expense ratios of 0.63% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (6.9%)
Auto Components (0.4%)
American Axle & Manufacturing Holdings, Inc.*	27,586	$202,205
Amerigon, Inc.*	12,544	92,575
Cooper Tire & Rubber Co.	27,648	539,136
Dana Holding Corp.*	65,300	653,000
Dorman Products, Inc.*	5,436	110,514
Drew Industries, Inc.*	7,289	147,238
Exide Technologies, Inc.*	36,182	188,146
Fuel Systems Solutions, Inc.*	6,507	168,857
Hawk Corp., Class A*	4,351	110,733
Modine Manufacturing Co.*	18,729	143,839
Spartan Motors, Inc.	20,609	86,558
Standard Motor Products, Inc.	15,139	122,172
Stoneridge, Inc.*	8,975	68,120
Superior Industries International, Inc.	10,276	138,109
Tenneco, Inc.*	28,806	606,654

		3,377,856

Automobiles (0.0%)
Winnebago Industries, Inc.*	11,226	111,586

Distributors (0.0%)
Audiovox Corp., Class A*	13,496	99,196
Core-Mark Holding Co., Inc.*	3,895	106,723

		205,919

Diversified Consumer Services (0.6%)
American Public Education, Inc.*	8,774	383,424
Bridgepoint Education, Inc.*	8,620	136,282
Cambium Learning Group, Inc.*	16,500	59,400
Capella Education Co.*	8,253	671,382
Coinstar, Inc.*	15,113	649,406
Corinthian Colleges, Inc.*	42,096	414,646
CPI Corp.	3,915	87,774
Grand Canyon Education, Inc.*	15,069	353,067
K12, Inc.*	10,941	242,671
Learning Tree International, Inc.*	6,451	69,993
Lincoln Educational Services Corp.*	7,934	163,361
Mac-Gray Corp.	11,309	125,982
Matthews International Corp., Class A	14,366	420,636
Pre-Paid Legal Services, Inc.*	3,148	143,203
Princeton Review, Inc.*	45,138	104,720
Regis Corp.	28,191	438,934
Sotheby’s, Inc.	32,219	736,849
Steiner Leisure Ltd.*	7,051	271,040
Stewart Enterprises, Inc., Class A	33,181	179,509
Universal Technical Institute, Inc.*	9,528	225,242

		5,877,521

Hotels, Restaurants & Leisure (1.2%)
AFC Enterprises, Inc.*	11,459	104,277
Ambassadors Group, Inc.	10,700	120,803
Ameristar Casinos, Inc.	11,243	169,320
Biglari Holdings, Inc.*	674	193,371
BJ’s Restaurants, Inc.*	10,909	257,452

	Number of Shares	Value (Note 1)

Bluegreen Corp.*	22,514	$67,767
Bob Evans Farms, Inc.	15,308	376,883
Boyd Gaming Corp.*	26,126	221,810
Buffalo Wild Wings, Inc.*	8,762	320,514
California Pizza Kitchen, Inc.*	8,990	136,199
Caribou Coffee Co., Inc.*	6,884	65,191
Carrols Restaurant Group, Inc.*	9,228	42,172
CEC Entertainment, Inc.*	10,277	362,367
Cheesecake Factory, Inc.*	28,262	629,112
Churchill Downs, Inc.	4,533	148,682
CKE Restaurants, Inc.	26,616	333,499
Cracker Barrel Old Country Store, Inc.	10,872	506,200
Denny’s Corp.*	41,524	107,962
DineEquity, Inc.*	7,941	221,713
Domino’s Pizza, Inc.*	16,331	184,540
Einstein Noah Restaurant Group, Inc.*	4,797	51,760
Gaylord Entertainment Co.*	17,403	384,432
Interval Leisure Group, Inc.*	17,411	216,767
Isle of Capri Casinos, Inc.*	13,123	121,519
Jack in the Box, Inc.*	26,082	507,295
Jamba, Inc.*	13,475	28,702
Krispy Kreme Doughnuts, Inc.*	28,545	96,197
Landry’s Restaurants, Inc.*	5,209	127,412
Life Time Fitness, Inc.*	20,395	648,357
Marcus Corp.	9,129	86,360
McCormick & Schmick’s Seafood Restaurants, Inc.*	11,646	86,879
Monarch Casino & Resort, Inc.*	8,165	82,711
Morgans Hotel Group Co.*	12,540	77,246
Multimedia Games, Inc.*	15,240	68,580
O’Charleys, Inc.*	10,714	56,784
Orient-Express Hotels Ltd., Class A*	41,027	303,600
P.F. Chang’s China Bistro, Inc.	10,674	423,224
Papa John’s International, Inc.*	10,007	231,362
Peet’s Coffee & Tea, Inc.*	5,796	227,609
Pinnacle Entertainment, Inc.*	29,962	283,441
Red Lion Hotels Corp.*	14,589	87,096
Red Robin Gourmet Burgers, Inc.*	6,324	108,520
Ruby Tuesday, Inc.*	29,945	254,533
Ruth’s Hospitality Group, Inc.*	23,702	99,074
Scientific Games Corp., Class A*	31,566	290,407
Shuffle Master, Inc.*	21,677	173,633
Sonic Corp.*	28,680	222,270
Speedway Motorsports, Inc.	6,702	90,879
Texas Roadhouse, Inc.*	27,412	345,939
Vail Resorts, Inc.*	17,571	613,404

		10,965,826

Household Durables (0.4%)
American Greetings Corp., Class A	19,574	367,208
Beazer Homes USA, Inc.*	32,610	118,374
Blyth, Inc.	2,754	93,829
Brookfield Homes Corp.*	9,518	64,151
Cavco Industries, Inc.*	2,784	97,941
CSS Industries, Inc.	6,311	104,132
Ethan Allen Interiors, Inc.	11,152	156,017

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Furniture Brands International, Inc.*	21,284	$111,102
Helen of Troy Ltd.*	15,236	336,106
Hooker Furniture Corp.	7,520	80,163
Hovnanian Enterprises, Inc., Class A*	31,918	117,458
iRobot Corp.*	8,511	159,922
Kid Brands, Inc.*	2,291	16,106
La-Z-Boy, Inc.*	23,988	178,231
Libbey, Inc.*	9,170	119,027
Lifetime Brands, Inc.*	1,823	26,652
M/I Homes, Inc.*	10,681	102,965
Meritage Homes Corp.*	14,100	229,548
National Presto Industries, Inc.	2,392	222,121
Ryland Group, Inc.	19,842	313,900
Sealy Corp.*	43,476	116,081
Skyline Corp.	4,524	81,477
Standard Pacific Corp.*	50,269	167,396
Universal Electronics, Inc.*	6,411	106,615

		3,486,522

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	24,910	51,315
Blue Nile, Inc.*	5,783	272,264
Drugstore.Com, Inc.*	34,544	106,396
Gaiam, Inc., Class A	19,116	116,034
HSN, Inc.*	18,675	448,200
NutriSystem, Inc.	15,175	348,114
Orbitz Worldwide, Inc.*	15,883	60,514
Overstock.com, Inc.*	6,454	116,624
PetMed Express, Inc.	10,239	182,254
Shutterfly, Inc.*	13,121	314,379
U.S. Auto Parts Network, Inc.*	12,875	77,250
Vitacost.com, Inc.*	7,954	71,506

		2,164,850

Leisure Equipment & Products (0.4%)
Arctic Cat, Inc.*	2,229	20,306
Brunswick Corp.	41,698	518,306
Callaway Golf Co.	29,496	178,156
Eastman Kodak Co.*	132,205	573,770
JAKKS Pacific, Inc.*	12,284	176,644
Leapfrog Enterprises, Inc.*	16,889	67,894
Marine Products Corp.*	11,596	65,633
Polaris Industries, Inc.	14,769	806,683
Pool Corp.	23,286	510,429
RC2 Corp.*	9,749	157,056
Smith & Wesson Holding Corp.*	39,927	163,302
Sport Supply Group, Inc.	6,665	89,711
Steinway Musical Instruments, Inc.*	5,603	99,677
Sturm Ruger & Co., Inc.	8,829	126,520
Summer Infant, Inc.*	1,855	12,150

		3,566,237

Media (0.8%)
AH Belo Corp., Class A*	4,130	27,423
Arbitron, Inc.	12,811	328,346
Ascent Media Corp., Class A*	7,118	179,801
Ballantyne Strong, Inc.*	2,982	21,590
Belo Corp., Class A*	44,718	254,445

	Number of Shares	Value (Note 1)

Carmike Cinemas, Inc.*	11,836	$71,726
Cinemark Holdings, Inc.	27,734	364,702
CKX, Inc.*	21,934	109,451
Crown Media Holdings, Inc., Class A*	56,590	99,598
Cumulus Media, Inc., Class A*	4,809	12,840
Dex One Corp.*	24,295	461,605
Entercom Communications Corp., Class A*	12,650	111,573
Entravision Communications Corp., Class A*	38,093	80,376
EW Scripps Co., Class A*	13,210	98,150
Fisher Communications, Inc.*	3,634	61,197
Global Sources Ltd.*	13,763	107,902
Gray Television, Inc.*	11,144	26,857
Harte-Hanks, Inc.	17,292	180,701
Journal Communications, Inc., Class A*	22,612	89,770
Knology, Inc.*	13,215	144,440
Lee Enterprises, Inc.*	9,815	25,225
LIN TV Corp., Class A*	16,713	90,417
Lions Gate Entertainment Corp.*	32,957	230,040
Live Nation Entertainment, Inc.*	66,775	697,799
LodgeNet Interactive Corp.*	28,660	106,329
Martha Stewart Living Omnimedia, Inc., Class A*	19,003	93,495
McClatchy Co., Class A*	30,378	110,576
Media General, Inc., Class A*	11,559	112,816
Mediacom Communications Corp., Class A*	20,605	138,466
National CineMedia, Inc.	20,878	347,827
Nexstar Broadcasting Group, Inc., Class A*	2,462	10,784
Outdoor Channel Holdings, Inc.*	11,108	51,874
Playboy Enterprises, Inc., Class B*	25,157	105,659
PRIMEDIA, Inc.	19,358	56,719
Radio One, Inc., Class D*	6,960	8,909
RCN Corp.*	16,494	244,276
ReachLocal, Inc.*	5,000	64,850
Rentrak Corp.*	4,336	105,495
Scholastic Corp.	14,549	350,922
Sinclair Broadcast Group, Inc., Class A*	23,760	138,521
SuperMedia, Inc.*	6,246	114,239
Valassis Communications, Inc.*	24,014	761,724
Value Line, Inc.	4,935	89,521
Warner Music Group Corp.*	24,382	118,496
Westwood One, Inc.*	7,361	72,653
World Wrestling Entertainment, Inc., Class A	11,595	180,418

		7,260,543

Multiline Retail (0.2%)
99 Cents Only Stores*	19,823	293,380
Bon-Ton Stores, Inc.*	2,449	23,878
Dillard’s, Inc., Class A	22,896	492,264
Fred’s, Inc., Class A	16,521	182,722
Retail Ventures, Inc.*	12,801	100,104
Saks, Inc.*	63,850	484,622
Tuesday Morning Corp.*	17,426	69,530

		1,646,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Specialty Retail (1.7%)
America’s Car-Mart, Inc.*	4,922	$111,385
AnnTaylor Stores Corp.*	27,521	447,767
Asbury Automotive Group, Inc.*	14,900	157,046
Barnes & Noble, Inc.	18,671	240,856
bebe Stores, Inc.	14,582	93,325
Big 5 Sporting Goods Corp.	10,070	132,320
Books-A-Million, Inc.	11,130	67,003
Borders Group, Inc.*	29,388	39,086
Brown Shoe Co., Inc.	21,220	322,120
Buckle, Inc.	12,295	398,604
Build-A-Bear Workshop, Inc.*	18,716	126,894
Cabela’s, Inc.*	19,651	277,865
Casual Male Retail Group, Inc.*	8,725	29,840
Cato Corp., Class A	12,791	281,658
Charming Shoppes, Inc.*	49,058	183,968
Children’s Place Retail Stores, Inc.*	13,460	592,509
Christopher & Banks Corp.	15,076	93,320
Citi Trends, Inc.*	7,243	238,584
Coldwater Creek, Inc.*	37,017	124,377
Collective Brands, Inc.*	31,276	494,161
Conn’s, Inc.*	11,874	69,819
Destination Maternity Corp.*	3,441	87,057
Dress Barn, Inc.*	29,461	701,466
DSW, Inc., Class A*	5,729	128,673
Express, Inc.*	8,200	134,234
Finish Line, Inc., Class A	24,743	344,670
Genesco, Inc.*	11,119	292,541
Group 1 Automotive, Inc.*	11,110	261,418
Gymboree Corp.*	13,779	588,501
Haverty Furniture Cos., Inc.	12,884	158,344
hhgregg, Inc.*	5,962	139,034
Hibbett Sports, Inc.*	13,626	326,479
HOT Topic, Inc.	28,038	142,433
Jo-Ann Stores, Inc.*	12,830	481,253
JoS. A. Bank Clothiers, Inc.*	8,352	450,924
Kirkland’s, Inc.*	7,460	125,888
Lithia Motors, Inc., Class A	16,352	101,055
Lumber Liquidators Holdings, Inc.*	10,786	251,637
MarineMax, Inc.*	4,682	32,493
Men’s Wearhouse, Inc.	24,725	453,951
Midas, Inc.*	8,806	67,542
Monro Muffler Brake, Inc.	9,660	381,860
New York & Co., Inc.*	46,349	106,139
OfficeMax, Inc.*	41,211	538,216
Pacific Sunwear of California, Inc.*	47,074	150,637
Penske Automotive Group, Inc.*	21,417	243,297
PEP Boys-Manny, Moe & Jack	21,894	193,981
Pier 1 Imports, Inc.*	54,450	349,025
Rent-A-Center, Inc.*	32,191	652,190
Rue21, Inc.*	7,106	215,596
Sally Beauty Holdings, Inc.*	44,227	362,661
Select Comfort Corp.*	26,491	231,796
Shoe Carnival, Inc.*	4,910	100,704
Sonic Automotive, Inc., Class A*	15,338	131,293
Stage Stores, Inc.	16,778	179,189
Stein Mart, Inc.*	15,482	96,453
Systemax, Inc.	6,181	93,148
Talbots, Inc.*	34,180	352,396

	Number of Shares	Value (Note 1)

Ulta Salon Cosmetics & Fragrance, Inc.*	15,279	$361,501
Vitamin Shoppe, Inc.*	6,595	169,162
West Marine, Inc.*	8,436	91,784
Wet Seal, Inc., Class A*	43,722	159,585
Zumiez, Inc.*	8,551	137,757

		15,090,470

Textiles, Apparel & Luxury Goods (1.0%)
American Apparel, Inc.*	64,871	118,714
Carter’s, Inc.*	27,812	730,065
Cherokee, Inc.	5,425	92,767
Columbia Sportswear Co.	4,921	229,663
Crocs, Inc.*	40,618	429,738
Culp, Inc.*	1,790	19,618
Deckers Outdoor Corp.*	6,225	889,366
G-III Apparel Group Ltd.*	6,239	142,811
Iconix Brand Group, Inc.*	34,550	496,483
Joe’s Jeans, Inc.*	8,901	17,624
Jones Apparel Group, Inc.	41,327	655,033
Kenneth Cole Productions, Inc., Class A*	6,753	74,351
K-Swiss, Inc., Class A*	11,074	124,361
Liz Claiborne, Inc.*	40,484	170,842
Maidenform Brands, Inc.*	11,146	226,933
Movado Group, Inc.*	12,595	134,515
Oxford Industries, Inc.	5,345	111,871
Perry Ellis International, Inc.*	6,126	123,745
Quiksilver, Inc.*	59,473	220,050
Skechers U.S.A., Inc., Class A*	16,894	616,969
Steven Madden Ltd.*	11,907	375,309
Timberland Co., Class A*	18,472	298,323
True Religion Apparel, Inc.*	12,440	274,551
Under Armour, Inc., Class A*	16,363	542,106
Unifi, Inc.*	23,545	89,942
UniFirst Corp.	6,129	269,799
Volcom, Inc.*	8,632	160,296
Warnaco Group, Inc.*	21,700	784,238
Weyco Group, Inc.	3,275	74,604
Wolverine World Wide, Inc.	24,277	612,266

		9,106,953

Total Consumer Discretionary		62,860,783

Consumer Staples (1.6%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	4,099	276,478
Coca-Cola Bottling Co. Consolidated	2,250	107,820
Heckmann Corp.*	38,083	176,705
MGP Ingredients, Inc.*	1,943	12,882
National Beverage Corp.	7,265	89,214

		663,099

Food & Staples Retailing (0.4%)
Andersons, Inc.	8,640	281,578
Arden Group, Inc., Class A	1,083	95,163
Casey’s General Stores, Inc.	24,397	851,455
Great Atlantic & Pacific Tea Co., Inc.*	29,116	113,552
Ingles Markets, Inc., Class A	8,870	133,494
Nash Finch Co.	5,241	179,033

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Pantry, Inc.*	9,857	$139,082
Pricesmart, Inc.	6,515	151,343
Rite Aid Corp.*	270,384	264,976
Ruddick Corp.	21,344	661,451
Spartan Stores, Inc.	10,098	138,545
Susser Holdings Corp.*	11,581	136,540
United Natural Foods, Inc.*	19,898	594,552
Village Super Market, Inc., Class A	3,565	93,581
Weis Markets, Inc.	4,245	139,703
Winn-Dixie Stores, Inc.*	23,090	222,588

		4,196,636

Food Products (0.7%)
Alico, Inc.	4,473	102,790
American Italian Pasta Co., Class A*	10,196	539,062
B&G Foods, Inc., Class A	21,621	233,074
Calavo Growers, Inc.	5,686	102,121
Cal-Maine Foods, Inc.	6,136	195,922
Chiquita Brands International, Inc.*	19,177	233,001
Darling International, Inc.*	36,714	275,722
Diamond Foods, Inc.	10,093	414,822
Dole Food Co., Inc.*	15,898	165,816
Farmer Bros Co.	6,504	98,145
Fresh Del Monte Produce, Inc.*	19,711	398,951
Griffin Land & Nurseries, Inc.	2,340	59,436
Hain Celestial Group, Inc.*	19,170	386,659
Harbinger Group, Inc.*	459	2,881
Imperial Sugar Co.	6,891	69,599
J&J Snack Foods Corp.	6,623	278,828
John B. Sanfilippo & Son, Inc.*	715	10,346
Lancaster Colony Corp.	9,094	485,256
Lance, Inc.	11,890	196,066
Lifeway Foods, Inc.*	11,743	114,377
Pilgrim’s Pride Corp.*	23,568	154,842
Sanderson Farms, Inc.	11,267	571,688
Seneca Foods Corp., Class A*	3,341	107,781
Smart Balance, Inc.*	42,821	175,138
Synutra International, Inc.*	8,374	135,408
Tootsie Roll Industries, Inc.	11,612	274,624
TreeHouse Foods, Inc.*	16,985	775,535

		6,557,890

Household Products (0.1%)
Cellu Tissue Holdings, Inc.*	11,355	88,228
Central Garden & Pet Co., Class A*	26,384	236,664
Oil-Dri Corp. of America	4,029	92,466
Spectrum Brands Holdings, Inc.*	8,826	223,827
WD-40 Co.	7,222	241,215

		882,400

Personal Products (0.2%)
Elizabeth Arden, Inc.*	11,138	161,724
Female Health Co.	4,190	21,746
Inter Parfums, Inc.	6,915	98,401
Medifast, Inc.*	5,747	148,905
Nature’s Sunshine Products, Inc.*	1,023	8,563
Nu Skin Enterprises, Inc., Class A	24,026	598,968
Nutraceutical International Corp.*	7,717	117,761

	Number of Shares	Value (Note 1)

Prestige Brands Holdings, Inc.*	16,942	$119,949
Revlon, Inc., Class A*	6,746	75,285
Schiff Nutrition International, Inc.	10,543	75,066
USANA Health Sciences, Inc.*	4,113	150,248

		1,576,616

Tobacco (0.1%)
Alliance One International, Inc.*	45,397	161,613
Star Scientific, Inc.*	78,341	128,479
Universal Corp.	11,489	455,884
Vector Group Ltd.	18,217	306,410

		1,052,386

Total Consumer Staples		14,929,027

Energy (2.7%)
Energy Equipment & Services (0.9%)
Allis-Chalmers Energy, Inc.*	48,318	99,535
Basic Energy Services, Inc.*	11,344	87,349
Boots & Coots, Inc.*	40,632	119,865
Bristow Group, Inc.*	17,052	501,329
Cal Dive International, Inc.*	40,909	239,318
CARBO Ceramics, Inc.	9,412	679,452
Complete Production Services, Inc.*	37,943	542,585
Dawson Geophysical Co.*	6,762	143,828
Dril-Quip, Inc.*	16,559	728,927
Global Geophysical Services, Inc.*	8,300	57,851
Global Industries Ltd.*	42,175	189,366
Gulf Island Fabrication, Inc.	7,042	109,292
Gulfmark Offshore, Inc., Class A*	10,783	282,515
Helix Energy Solutions Group, Inc.*	50,768	546,771
Hercules Offshore, Inc.*	49,492	120,266
Hornbeck Offshore Services, Inc.*	9,900	144,540
ION Geophysical Corp.*	57,236	199,181
Key Energy Services, Inc.*	58,290	535,102
Lufkin Industries, Inc.	14,088	549,291
Matrix Service Co.*	15,336	142,778
Natural Gas Services Group, Inc.*	6,261	94,729
Newpark Resources, Inc.*	39,887	241,316
OYO Geospace Corp.*	2,172	105,299
Parker Drilling Co.*	48,597	191,958
PHI, Inc.*	8,188	115,369
Pioneer Drilling Co.*	25,978	147,295
RPC, Inc.	14,032	191,537
Seahawk Drilling, Inc.*	2,105	20,461
Superior Well Services, Inc.*	11,195	187,180
T-3 Energy Services, Inc.*	5,386	150,269
Tesco Corp.*	14,680	180,270
TETRA Technologies, Inc.*	36,515	331,556
Union Drilling, Inc.*	16,215	89,345
Vantage Drilling Co.*	87,343	117,913
Willbros Group, Inc.*	16,618	122,973

		8,306,611

Oil, Gas & Consumable Fuels (1.8%)
Abraxas Petroleum Corp.*	26,400	73,920
Alon USA Energy, Inc.	13,557	86,223
American Oil & Gas, Inc.*	24,348	152,905
Apco Oil and Gas International, Inc.	4,964	116,704

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Approach Resources, Inc.*	9,354	$64,356
Arena Resources, Inc.*	19,024	606,866
ATP Oil & Gas Corp.*	19,099	202,258
Berry Petroleum Co., Class A	24,417	628,005
Bill Barrett Corp.*	22,331	687,125
BPZ Resources, Inc.*	47,764	198,221
Brigham Exploration Co.*	56,051	862,064
Callon Petroleum Co.*	6,393	40,276
CAMAC Energy, Inc.*	28,551	106,495
Carrizo Oil & Gas, Inc.*	14,850	230,621
Cheniere Energy, Inc.*	31,823	89,741
Clayton Williams Energy, Inc.*	2,798	117,852
Clean Energy Fuels Corp.*	19,596	292,764
Cloud Peak Energy, Inc.*	14,238	188,796
Contango Oil & Gas Co.*	5,241	234,535
Crosstex Energy, Inc.*	22,595	144,834
CVR Energy, Inc.*	15,275	114,868
Delek U.S. Holdings, Inc.	15,343	112,004
Delta Petroleum Corp.*	110,895	95,370
DHT Holdings, Inc.	28,817	110,945
Endeavour International Corp.*	68,951	73,088
Energy Partners Ltd.*	14,079	171,905
Energy XXI Bermuda Ltd.*	24,542	387,273
Evolution Petroleum Corp.*	2,729	13,672
FX Energy, Inc.*	30,881	111,789
Gastar Exploration Ltd.*	26,200	94,582
General Maritime Corp.	22,396	135,272
GeoResources, Inc.*	8,039	111,983
GMX Resources, Inc.*	12,662	82,176
Golar LNG Ltd.	17,863	176,308
Goodrich Petroleum Corp.*	10,654	127,848
Green Plains Renewable Energy, Inc.*	9,516	97,254
Gulfport Energy Corp.*	12,074	143,198
Hallador Energy Co.*	6,500	58,175
Harvest Natural Resources, Inc.*	17,260	127,206
Houston American Energy Corp.	9,993	98,531
International Coal Group, Inc.*	55,673	214,341
Isramco, Inc.*	1,055	49,775
James River Coal Co.*	13,619	216,815
Knightsbridge Tankers Ltd.	6,870	120,843
Kodiak Oil & Gas Corp.*	57,867	184,596
L&L Energy, Inc.*	10,622	91,349
Magnum Hunter Resources Corp.*	27,771	121,082
McMoRan Exploration Co.*	40,658	451,710
Miller Petroleum, Inc.*	14,934	86,020
Nordic American Tanker Shipping Ltd.	22,024	618,654
Northern Oil and Gas, Inc.*	20,330	261,037
Overseas Shipholding Group, Inc.	12,383	458,666
Panhandle Oil and Gas, Inc., Class A	4,073	107,649
Patriot Coal Corp.*	36,967	434,362
Penn Virginia Corp.	22,019	442,802
Petroleum Development Corp.*	8,118	207,983
PetroQuest Energy, Inc.*	25,174	170,176
RAM Energy Resources, Inc.*	12,022	24,886
Rentech, Inc.*	122,675	121,448
Resolute Energy Corp.*	18,432	225,608
REX American Resources Corp.*	4,230	67,680
Rex Energy Corp.*	12,403	125,270

	Number of Shares	Value (Note 1)

Rosetta Resources, Inc.*	25,385	$502,877
Scorpio Tankers, Inc.*	1,780	20,381
Ship Finance International Ltd.	20,055	358,583
Stone Energy Corp.*	19,688	219,718
Swift Energy Co.*	17,786	478,621
Syntroleum Corp.*	61,446	100,771
Teekay Tankers Ltd., Class A	12,393	137,934
TransAtlantic Petroleum Ltd.*	71,419	226,398
Uranium Energy Corp.*	31,381	74,059
USEC, Inc.*	47,635	226,743
VAALCO Energy, Inc.*	33,186	185,842
Venoco, Inc.*	8,902	146,616
W&T Offshore, Inc.	16,814	159,060
Warren Resources, Inc.*	34,092	98,867
Western Refining, Inc.*	26,633	133,964
World Fuel Services Corp.	29,292	759,834

		16,201,028

Total Energy		24,507,639

Financials (10.7%)
Capital Markets (1.1%)
American Capital Ltd.*	163,552	788,321
Apollo Investment Corp.	93,997	876,992
Artio Global Investors, Inc.	12,797	201,425
BGC Partners, Inc., Class A	22,199	113,437
BlackRock Kelso Capital Corp.	27,590	272,313
Calamos Asset Management, Inc., Class A	8,394	77,896
Capital Southwest Corp.	1,455	127,909
Cohen & Steers, Inc.	8,098	167,952
Cowen Group, Inc., Class A*	31,138	127,666
Diamond Hill Investment Group, Inc.	2,245	127,269
Duff & Phelps Corp., Class A	12,906	163,003
Epoch Holding Corp.	7,170	87,976
Evercore Partners, Inc., Class A	6,695	156,328
FBR Capital Markets Corp.*	25,859	86,110
Fifth Street Finance Corp.	18,998	209,548
Financial Engines, Inc.*	7,038	95,717
GAMCO Investors, Inc., Class A	3,349	124,583
GFI Group, Inc.	28,245	157,607
Gladstone Capital Corp.	10,413	112,564
Gladstone Investment Corp.	8,509	49,607
Gleacher & Co., Inc.*	45,901	117,048
Golub Capital BDC, Inc.	932	13,439
Harris & Harris Group, Inc.*	30,241	123,686
Hercules Technology Growth Capital, Inc.	16,541	152,343
HFF, Inc., Class A*	3,438	24,307
International Assets Holding Corp.*	6,288	100,608
Investment Technology Group, Inc.*	21,164	339,894
JMP Group, Inc.	7,674	47,502
KBW, Inc.*	16,853	361,328
Knight Capital Group, Inc., Class A*	46,001	634,354
LaBranche & Co., Inc.*	39,187	167,720
Ladenburg Thalmann Financial Services, Inc.*	20,128	25,160
Main Street Capital Corp.	9,706	144,911

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

MCG Capital Corp.	32,157	$155,318
MF Global Holdings Ltd.*	42,120	240,505
MVC Capital, Inc.	9,540	123,257
NGP Capital Resources Co.	18,246	130,824
Oppenheimer Holdings, Inc., Class A	4,337	103,871
optionsXpress Holdings, Inc.*	18,612	292,953
PennantPark Investment Corp.	13,492	128,849
Penson Worldwide, Inc.*	19,205	108,316
Piper Jaffray Cos., Inc.*	8,152	262,657
Prospect Capital Corp.	33,316	321,499
Pzena Investment Management, Inc., Class A	11,702	74,542
Safeguard Scientifics, Inc.*	9,721	102,654
Sanders Morris Harris Group, Inc.	23,371	129,709
Solar Capital Ltd.	5,703	109,840
Stifel Financial Corp.*	14,899	646,468
SWS Group, Inc.	11,979	113,800
Thomas Weisel Partners Group, Inc.*	19,099	112,493
TICC Capital Corp.	13,413	112,669
TradeStation Group, Inc.*	16,973	114,568
Triangle Capital Corp.	9,639	137,067
Virtus Investment Partners, Inc.*	5,888	110,223
Westwood Holdings Group, Inc.	2,753	96,768

		10,105,373

Commercial Banks (3.2%)
1st Source Corp.	6,846	115,834
1st United Bancorp, Inc.*	2,948	21,697
Alliance Financial Corp./New York	4,873	135,469
American National Bankshares, Inc.	2,641	56,491
Ameris Bancorp*	14,607	141,106
Ames National Corp.	6,938	135,569
Arrow Financial Corp.	4,563	105,405
BancFirst Corp.	3,150	114,943
Banco Latinoamericano de Comercio Exterior S.A., Class E	12,929	161,483
Bancorp Rhode Island, Inc.	1,544	40,453
Bancorp, Inc./Delaware*	18,649	146,022
Bank of Marin Bancorp/California	4,944	157,862
Bank of the Ozarks, Inc.	6,052	214,664
Boston Private Financial Holdings, Inc.	31,375	201,741
Bridge Bancorp, Inc.	5,943	144,296
Bryn Mawr Bank Corp.	7,661	128,552
Camden National Corp.	3,729	102,436
Capital City Bank Group, Inc.	11,122	137,690
Cardinal Financial Corp.	13,735	126,911
Cathay General Bancorp	35,097	362,552
Center Financial Corp.*	6,561	33,789
Centerstate Banks, Inc.	8,892	89,720
Century Bancorp, Inc./Massachusetts, Class A	787	17,345
Chemical Financial Corp.	10,261	223,485
Citizens & Northern Corp.	11,217	120,022
Citizens Republic Bancorp, Inc.*	184,378	156,721
City Holding Co.	7,083	197,474
CNB Financial Corp./Pennsylvania	11,710	128,576

	Number of Shares	Value (Note 1)

CoBiz Financial, Inc.	13,623	$89,776
Columbia Banking System, Inc.	17,557	320,591
Community Bank System, Inc.	15,167	334,129
Community Trust Bancorp, Inc.	6,621	166,187
CVB Financial Corp.	44,242	420,299
Danvers Bancorp, Inc.	8,904	128,663
Eagle Bancorp, Inc.*	8,253	97,220
Enterprise Financial Services Corp.	12,609	121,551
F.N.B. Corp./Pennsylvania	50,641	406,647
Financial Institutions, Inc.	5,131	91,127
First Bancorp, Inc./Maine	4,709	61,829
First Bancorp/North Carolina	7,119	103,154
First Bancorp/Puerto Rico*	33,312	17,655
First Busey Corp.	22,282	100,937
First Commonwealth Financial Corp.	40,725	213,806
First Community Bancshares, Inc./Virginia	6,693	98,320
First Financial Bancorp	25,891	387,070
First Financial Bankshares, Inc.	10,081	484,795
First Financial Corp./Indiana	5,548	143,194
First Interstate Bancsystem, Inc.	6,096	95,890
First Merchants Corp.	10,455	88,658
First Midwest Bancorp, Inc./Illinois	33,869	411,847
First of Long Island Corp.	5,528	142,125
First South Bancorp, Inc./North Carolina	3,692	39,172
FirstMerit Corp.	52,555	900,267
German American Bancorp, Inc.	9,473	144,937
Glacier Bancorp, Inc.	35,222	516,707
Great Southern Bancorp, Inc.	4,896	99,438
Green Bankshares, Inc.*	2,499	31,912
Hancock Holding Co.	14,116	470,910
Hanmi Financial Corp.*	10,175	12,820
Heartland Financial USA, Inc.	7,199	124,399
Heritage Financial Corp./Washington*	8,647	129,446
Home Bancorp, Inc.*	3,819	49,303
Home Bancshares, Inc./Arkansas	9,283	211,754
Hudson Valley Holding Corp.	2,831	65,453
IBERIABANK Corp.	12,800	658,944
Independent Bank Corp./Massachusetts	9,801	241,889
International Bancshares Corp.	23,877	398,507
Investors Bancorp, Inc.*	21,622	283,681
Lakeland Bancorp, Inc.	10,432	88,881
Lakeland Financial Corp.	7,038	140,619
MainSource Financial Group, Inc.	11,871	85,115
MB Financial, Inc.	25,251	464,366
Merchants Bancshares, Inc.	4,973	110,500
Metro Bancorp, Inc.*	10,060	124,140
Midsouth Bancorp, Inc.	7,780	99,351
MidWestOne Financial Group, Inc.	747	11,564
Nara Bancorp, Inc.*	17,189	144,903
National Bankshares, Inc./Virginia	6,013	145,695
National Penn Bancshares, Inc.	59,575	358,046
NBT Bancorp, Inc.	15,382	314,100
Northfield Bancorp, Inc./New Jersey	8,575	111,303

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Old National Bancorp/Indiana	39,813	$412,463
OmniAmerican Bancorp, Inc.*	11,537	130,253
Oriental Financial Group, Inc.	14,785	187,178
Orrstown Financial Services, Inc.	5,518	122,113
Pacific Continental Corp.	7,582	71,802
PacWest Bancorp	14,683	268,846
Park National Corp.	5,900	383,736
Peapack Gladstone Financial Corp.	4,784	55,973
Penns Woods Bancorp, Inc.	1,707	51,927
Peoples Bancorp, Inc./Ohio	10,253	148,668
Pinnacle Financial Partners, Inc.*	15,915	204,508
PrivateBancorp, Inc.	23,359	258,818
Prosperity Bancshares, Inc.	22,197	771,346
Renasant Corp.	9,933	142,539
Republic Bancorp, Inc./Kentucky, Class A	4,677	104,765
S&T Bancorp, Inc.	10,624	209,930
Sandy Spring Bancorp, Inc.	11,061	154,965
Santander BanCorp*	7,837	99,060
SCBT Financial Corp.	5,837	205,579
Sierra Bancorp	9,825	112,988
Signature Bank/New York*	19,984	759,592
Simmons First National Corp., Class A	7,316	192,118
Southside Bancshares, Inc.	6,904	135,595
Southwest Bancorp, Inc./Oklahoma	7,443	98,917
State Bancorp, Inc./New York	13,972	132,734
StellarOne Corp.	10,665	136,192
Sterling Bancorp/New York	12,582	113,238
Sterling Bancshares, Inc./Texas	45,268	213,212
Suffolk Bancorp	4,598	142,262
Susquehanna Bancshares, Inc.	63,019	524,948
SVB Financial Group*	19,894	820,230
SY Bancorp, Inc.	5,542	127,355
Taylor Capital Group, Inc.*	1,767	22,865
Texas Capital Bancshares, Inc.*	16,453	269,829
Tompkins Financial Corp.	3,854	145,488
Tower Bancorp, Inc.	5,182	113,434
TowneBank/Virginia	10,856	157,629
Trico Bancshares	6,529	110,536
Trustmark Corp.	31,025	645,941
UMB Financial Corp.	15,645	556,336
Umpqua Holdings Corp.	55,154	633,168
Union First Market Bankshares Corp.	10,206	125,126
United Bankshares, Inc.	17,655	422,661
United Community Banks, Inc./Georgia*	39,370	155,511
Univest Corp. of Pennsylvania	7,444	128,930
Virginia Commerce Bancorp, Inc.*	2,950	18,438
Washington Banking Co.	6,779	86,703
Washington Trust Bancorp, Inc.	6,921	117,934
Webster Financial Corp.	32,950	591,123
WesBanco, Inc.	10,932	184,204
West Bancorp, Inc.*	17,086	116,356
West Coast Bancorp/Oregon	22,291	56,842
Westamerica Bancorp	14,168	744,103
Western Alliance Bancorp*	28,362	203,356
Whitney Holding Corp./Louisiana	46,842	433,289
Wilshire Bancorp, Inc.	12,005	105,044
Wintrust Financial Corp.	14,997	500,000

		28,960,596

	Number of Shares	Value (Note 1)

Consumer Finance (0.3%)
Advance America Cash Advance Centers, Inc.	21,960	$90,695
Cardtronics, Inc.*	15,473	200,530
Cash America International, Inc.	14,652	502,124
CompuCredit Holdings Corp.	19,888	78,757
Credit Acceptance Corp.*	2,902	141,531
Dollar Financial Corp.*	11,200	221,648
EZCORP, Inc., Class A*	21,246	394,113
First Cash Financial Services, Inc.*	14,673	319,871
First Marblehead Corp.*	61,026	143,411
Nelnet, Inc., Class A	12,864	248,018
Student Loan Corp.	2,800	67,424
World Acceptance Corp.*	7,229	276,943

		2,685,065

Diversified Financial Services (0.2%)
Asset Acceptance Capital Corp.*	21,762	90,095
Asta Funding, Inc.	1,518	14,983
California First National Bancorp	1,660	20,484
Compass Diversified Holdings	14,009	187,861
Encore Capital Group, Inc.*	6,410	132,110
Life Partners Holdings, Inc.	4,497	92,009
MarketAxess Holdings, Inc.	14,063	193,929
Marlin Business Services Corp.*	1,420	17,168
Medallion Financial Corp.	18,275	120,615
NewStar Financial, Inc.*	13,284	84,486
PHH Corp.*	26,480	504,179
PICO Holdings, Inc.*	10,058	301,438
Portfolio Recovery Associates, Inc.*	8,332	556,411
Primus Guaranty Ltd.*	23,492	86,685

		2,402,453

Insurance (1.5%)
Alterra Capital Holdings Ltd.	46,841	879,674
Ambac Financial Group, Inc.*	100,759	67,509
American Equity Investment Life Holding Co.	25,722	265,451
American Physicians Capital, Inc.	3,398	104,828
American Physicians Service Group, Inc.	6,445	157,580
American Safety Insurance Holdings Ltd.*	5,815	91,412
AMERISAFE, Inc.*	8,760	153,738
Amtrust Financial Services, Inc.	10,952	131,862
Argo Group International Holdings Ltd.	13,753	420,704
Baldwin & Lyons, Inc., Class B	4,080	85,721
Citizens, Inc./Texas*	16,214	107,985
CNA Surety Corp.*	8,178	131,420
CNO Financial Group, Inc.*	117,112	579,704
Crawford & Co., Class B*	24,191	76,444
Delphi Financial Group, Inc., Class A	22,750	555,327
Donegal Group, Inc., Class A	10,589	130,139
eHealth, Inc.*	10,979	124,831
EMC Insurance Group, Inc.	2,962	64,957
Employers Holdings, Inc.	20,151	296,824
Enstar Group, Ltd.*	3,040	201,978

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

FBL Financial Group, Inc., Class A	5,964	$125,244
First American Financial Corp.	50,411	639,211
First Mercury Financial Corp.	11,172	118,200
Flagstone Reinsurance Holdings S.A.	24,375	263,737
FPIC Insurance Group, Inc.*	4,815	123,505
Gerova Financial Group Ltd.*	6,100	33,001
Greenlight Capital Reinsurance Ltd., Class A*	12,496	314,774
Hallmark Financial Services*	8,645	86,018
Harleysville Group, Inc.	5,365	166,476
Hilltop Holdings, Inc.*	18,307	183,253
Horace Mann Educators Corp.	17,716	271,055
Infinity Property & Casualty Corp.	6,268	289,456
Kansas City Life Insurance Co.	5,005	147,998
Maiden Holdings Ltd.	20,583	135,230
Meadowbrook Insurance Group, Inc.	25,629	221,178
Montpelier Reinsurance Holdings Ltd.	35,260	526,432
National Financial Partners Corp.*	19,152	187,115
National Interstate Corp.	6,436	127,562
National Western Life Insurance Co., Class A	990	151,232
Navigators Group, Inc.*	5,312	218,483
NYMAGIC, Inc.	5,998	115,701
Phoenix Cos., Inc.*	49,760	104,994
Platinum Underwriters Holdings Ltd.	21,251	771,199
PMA Capital Corp., Class A*	15,466	101,302
Presidential Life Corp.	9,841	89,553
Primerica, Inc.*	11,724	251,363
ProAssurance Corp.*	15,633	887,329
RLI Corp.	8,759	459,935
Safety Insurance Group, Inc.	5,781	214,013
SeaBright Holdings, Inc.	10,383	98,431
Selective Insurance Group, Inc.	23,417	347,977
State Auto Financial Corp.	6,964	108,012
Stewart Information Services Corp.	16,129	145,484
Tower Group, Inc.	19,272	414,926
United America Indemnity Ltd., Class A*	15,286	112,505
United Fire & Casualty Co.	9,905	196,317
Universal Insurance Holdings, Inc.	20,618	86,183

		13,462,472

Real Estate Investment Trusts (REITs) (3.5%)
Acadia Realty Trust (REIT)	18,486	310,935
Agree Realty Corp. (REIT)	3,987	92,977
Alexander’s, Inc. (REIT)	959	290,500
American Campus Communities, Inc. (REIT)	26,135	713,224
American Capital Agency Corp. (REIT)	15,941	421,161
Anworth Mortgage Asset Corp. (REIT)	54,663	389,201

	Number of Shares	Value (Note 1)

Apollo Commercial Real Estate Finance, Inc. (REIT)	10,082	$165,950
Ashford Hospitality Trust, Inc. (REIT)*	21,766	159,545
Associated Estates Realty Corp. (REIT)	14,574	188,733
BioMed Realty Trust, Inc. (REIT)	54,448	876,068
CapLease, Inc. (REIT)	25,546	117,767
Capstead Mortgage Corp. (REIT)	32,207	356,209
CBL & Associates Properties, Inc. (REIT)	66,086	822,110
Cedar Shopping Centers, Inc. (REIT)	22,027	132,603
Chatham Lodging Trust (REIT)*	985	17,602
Chesapeake Lodging Trust (REIT)*	7,566	119,694
Cogdell Spencer, Inc. (REIT)	18,011	121,754
Colonial Properties Trust (REIT)	33,674	489,283
Colony Financial, Inc. (REIT)	6,685	112,977
Cousins Properties, Inc. (REIT)	41,726	281,233
CreXus Investment Corp. (REIT)	7,652	95,114
Cypress Sharpridge Investments, Inc. (REIT)	6,636	84,012
DCT Industrial Trust, Inc. (REIT)	101,040	456,701
DiamondRock Hospitality Co. (REIT)*	75,119	617,478
DuPont Fabros Technology, Inc. (REIT)	19,764	485,404
Dynex Capital, Inc. (REIT)	15,023	138,662
EastGroup Properties, Inc. (REIT)	12,423	442,010
Education Realty Trust, Inc. (REIT)	27,155	163,745
Entertainment Properties Trust (REIT)	22,937	873,212
Equity Lifestyle Properties, Inc. (REIT)	12,774	616,090
Equity One, Inc. (REIT)	16,036	250,162
Excel Trust, Inc. (REIT)*	1,760	21,120
Extra Space Storage, Inc. (REIT)	42,825	595,268
FelCor Lodging Trust, Inc. (REIT)*	30,475	152,070
First Industrial Realty Trust, Inc. (REIT)*	26,031	125,469
First Potomac Realty Trust (REIT)	17,712	254,521
Franklin Street Properties Corp. (REIT)	30,474	359,898
Getty Realty Corp. (REIT)	8,714	195,281
Gladstone Commercial Corp. (REIT)	5,503	89,919
Glimcher Realty Trust (REIT)	30,404	181,816
Government Properties Income Trust (REIT)	10,439	266,403
Hatteras Financial Corp. (REIT)	17,890	497,700
Healthcare Realty Trust, Inc. (REIT)	30,193	663,340
Hersha Hospitality Trust (REIT)	54,620	246,882
Highwoods Properties, Inc. (REIT)	34,255	950,919
Home Properties, Inc. (REIT)	19,291	869,445

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Inland Real Estate Corp. (REIT)	31,187	$247,001
Invesco Mortgage Capital, Inc. (REIT)	11,544	230,995
Investors Real Estate Trust (REIT)	33,429	295,178
iStar Financial, Inc. (REIT)*	43,642	194,643
Kilroy Realty Corp. (REIT)	25,448	756,569
Kite Realty Group Trust (REIT)	22,907	95,751
LaSalle Hotel Properties (REIT)	33,565	690,432
Lexington Realty Trust (REIT)	44,697	268,629
LTC Properties, Inc. (REIT)	10,837	263,014
Medical Properties Trust, Inc. (REIT)	52,941	499,763
MFA Financial, Inc. (REIT)	136,434	1,009,612
Mid-America Apartment Communities, Inc. (REIT)	14,420	742,197
Mission West Properties, Inc. (REIT)	18,370	125,283
Monmouth Real Estate Investment Corp. (REIT), Class A	20,457	151,177
MPG Office Trust, Inc. (REIT)*	10,572	30,976
National Health Investors, Inc. (REIT)	12,553	484,044
National Retail Properties, Inc. (REIT)	39,345	843,557
Newcastle Investment Corp. (REIT)*	14,446	38,715
NorthStar Realty Finance Corp. (REIT)	33,035	88,203
Omega Healthcare Investors, Inc. (REIT)	43,355	864,065
One Liberty Properties, Inc. (REIT)	1,508	22,484
Parkway Properties, Inc./Maryland (REIT)	9,779	142,480
Pebblebrook Hotel Trust (REIT)*	8,937	168,463
Pennsylvania Real Estate Investment Trust (REIT)	27,126	331,480
Pennymac Mortgage Investment Trust (REIT)*	5,959	94,748
Post Properties, Inc. (REIT)	24,352	553,521
Potlatch Corp. (REIT)	19,081	681,764
PS Business Parks, Inc. (REIT)	8,983	501,072
RAIT Financial Trust (REIT)*	69,814	130,552
Ramco-Gershenson Properties Trust (REIT)	15,122	152,732
Redwood Trust, Inc. (REIT)	38,538	564,196
Resource Capital Corp. (REIT)	16,964	96,356
Retail Opportunity Investments Corp.	20,242	195,335
Saul Centers, Inc. (REIT)	3,584	145,618
Sovran Self Storage, Inc. (REIT)	13,325	458,780
Strategic Hotels & Resorts, Inc. (REIT)*	66,144	290,372
Sun Communities, Inc. (REIT)	8,376	217,441
Sunstone Hotel Investors, Inc. (REIT)*	47,521	471,884
Tanger Factory Outlet Centers (REIT)	20,121	832,607
Terreno Realty Corp. (REIT)*	8,254	146,178

	Number of Shares	Value (Note 1)

Two Harbors Investment Corp. (REIT)	3,548	$29,271
UMH Properties, Inc. (REIT)	2,982	30,029
Universal Health Realty Income Trust (REIT)	5,366	172,410
Urstadt Biddle Properties, Inc. (REIT), Class A	8,905	143,638
U-Store-It Trust (REIT)	41,301	308,106
Walter Investment Management Corp. (REIT)	11,098	181,452
Washington Real Estate Investment Trust (REIT)	28,459	785,184
Winthrop Realty Trust (REIT)	9,001	115,303

		31,755,427

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	7,406	142,047
Consolidated-Tomoka Land Co.	3,149	89,747
Forestar Group, Inc.*	16,543	297,112
Kennedy-Wilson Holdings, Inc.*	3,700	37,370
Tejon Ranch Co.*	5,251	121,193
Thomas Properties Group, Inc.	7,433	24,603

		712,072

Thrifts & Mortgage Finance (0.8%)
Abington Bancorp, Inc.	9,691	84,505
Astoria Financial Corp.	42,114	579,489
Bank Mutual Corp.	22,165	125,897
BankFinancial Corp.	10,504	87,288
Beneficial Mutual Bancorp, Inc.*	14,049	138,804
Berkshire Hills Bancorp, Inc.	5,766	112,322
BofI Holding, Inc.*	882	12,454
Brookline Bancorp, Inc.	26,635	236,519
Clifton Savings Bancorp, Inc.	10,057	86,993
Dime Community Bancshares, Inc.	11,064	136,419
Doral Financial Corp.*	28,827	70,338
ESB Financial Corp.	10,186	132,927
ESSA Bancorp, Inc.	8,890	109,436
Federal Agricultural Mortgage Corp., Class C	2,071	29,056
First Financial Holdings, Inc.	7,475	85,589
Flagstar Bancorp, Inc.*	26,163	82,152
Flushing Financial Corp.	13,539	165,582
Fox Chase Bancorp, Inc.*	6,674	63,870
Heritage Financial Group	5,400	58,428
Home Federal Bancorp, Inc./Idaho	7,682	97,024
Kearny Financial Corp.	15,510	142,072
Meridian Interstate Bancorp, Inc.*	10,874	118,527
MGIC Investment Corp.*	95,995	661,406
NASB Financial, Inc.	1,187	17,983
NewAlliance Bancshares, Inc.	51,490	577,203
Northwest Bancshares, Inc.	53,774	616,788
OceanFirst Financial Corp.	12,507	150,959
Ocwen Financial Corp.*	35,321	359,921
Oritani Financial Corp.	22,175	221,745
PMI Group, Inc.*	64,383	186,067
Provident Financial Services, Inc.	27,154	317,430
Provident New York Bancorp	16,557	146,529
Radian Group, Inc.	64,085	463,975

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Rockville Financial, Inc.	9,714	$115,694
Roma Financial Corp.	10,115	109,849
Territorial Bancorp, Inc.	5,345	101,288
TrustCo Bank Corp. NY/New York	34,494	193,166
United Financial Bancorp, Inc.	6,601	90,104
ViewPoint Financial Group	6,170	85,454
Waterstone Financial, Inc.*	9,453	32,235
Westfield Financial, Inc.	12,859	107,115
WSFS Financial Corp.	2,751	98,843

		7,409,445

Total Financials		97,492,903

Health Care (6.9%)
Biotechnology (1.6%)
Acorda Therapeutics, Inc.*	18,472	574,664
Affymax, Inc.*	7,399	44,246
Alkermes, Inc.*	45,741	569,475
Allos Therapeutics, Inc.*	37,056	227,153
Alnylam Pharmaceuticals, Inc.*	15,780	237,016
AMAG Pharmaceuticals, Inc.*	9,451	324,642
Arena Pharmaceuticals, Inc.*	40,585	124,596
ARIAD Pharmaceuticals, Inc.*	46,017	129,768
ArQule, Inc.*	18,705	80,431
Array BioPharma, Inc.*	45,473	138,693
AVEO Pharmaceuticals, Inc.*	10,400	73,528
AVI BioPharma, Inc.*	93,111	149,909
BioCryst Pharmaceuticals, Inc.*	13,359	78,952
BioSante Pharmaceuticals, Inc.*	12,442	21,898
Biospecifics Technologies Corp.*	2,247	44,670
Biotime, Inc.*	15,378	94,728
Celera Corp.*	34,342	224,940
Celldex Therapeutics, Inc.*	16,800	76,608
Cepheid, Inc.*	27,995	448,480
Chelsea Therapeutics International, Inc.*	8,269	24,228
Clinical Data, Inc.*	6,618	82,328
Codexis, Inc.*	7,100	62,196
Combinatorx, Inc.*	12,514	18,145
Cubist Pharmaceuticals, Inc.*	27,116	558,590
Curis, Inc.*	36,134	50,226
Cytokinetics, Inc.*	33,100	78,447
Cytori Therapeutics, Inc.*	33,023	114,920
CytRx Corp.*	22,521	17,341
Dyax Corp.*	55,511	126,010
Dynavax Technologies Corp.*	15,536	28,897
Emergent Biosolutions, Inc.*	7,470	122,060
Enzon Pharmaceuticals, Inc.*	25,164	267,997
Exact Sciences Corp.*	7,466	32,850
Exelixis, Inc.*	47,678	165,443
Genomic Health, Inc.*	9,951	128,666
Geron Corp.*	42,512	213,410
Halozyme Therapeutics, Inc.*	30,265	213,066
Idenix Pharmaceuticals, Inc.*	25,803	129,015
Immunogen, Inc.*	31,681	293,683
Immunomedics, Inc.*	42,993	132,848
Incyte Corp.*	41,763	462,316
Infinity Pharmaceuticals, Inc.*	9,451	55,855
Inhibitex, Inc.*	11,205	28,573
Inovio Pharmaceuticals, Inc.*	17,600	17,952
InterMune, Inc.*	20,664	193,208

	Number of Shares	Value (Note 1)

Ironwood Pharmaceuticals, Inc.*	9,714	$115,791
Isis Pharmaceuticals, Inc.*	44,351	424,439
Keryx Biopharmaceuticals, Inc.*	29,961	109,657
Lexicon Pharmaceuticals, Inc.*	78,060	99,917
Ligand Pharmaceuticals, Inc., Class B*	67,447	98,473
MannKind Corp.*	26,759	170,990
Martek Biosciences Corp.*	16,249	385,264
Maxygen, Inc.*	24,743	136,829
Medivation, Inc.*	13,751	121,559
Metabolix, Inc.*	13,004	186,087
Micromet, Inc.*	36,242	226,150
Momenta Pharmaceuticals, Inc.*	17,625	216,083
Nabi Biopharmaceuticals*	33,071	179,906
Nanosphere, Inc.*	10,363	45,183
Neuralstem, Inc.*	8,876	22,190
Neurocrine Biosciences, Inc.*	30,933	173,225
NeurogesX, Inc.*	2,999	19,883
Novavax, Inc.*	55,063	119,487
NPS Pharmaceuticals, Inc.*	32,562	209,699
Nymox Pharmaceutical Corp.*	3,069	9,575
Omeros Corp.*	3,754	27,855
Onyx Pharmaceuticals, Inc.*	30,534	659,229
Opko Health, Inc.*	39,380	88,999
Orexigen Therapeutics, Inc.*	18,533	77,839
Osiris Therapeutics, Inc.*	14,346	83,350
PDL BioPharma, Inc.	55,290	310,730
Peregrine Pharmaceuticals, Inc.*	10,243	22,022
Pharmacyclics, Inc.*	20,133	134,086
Pharmasset, Inc.*	14,366	392,766
Progenics Pharmaceuticals, Inc.*	14,213	77,887
Rigel Pharmaceuticals, Inc.*	22,695	163,404
Sangamo BioSciences, Inc.*	35,763	132,681
Savient Pharmaceuticals, Inc.*	33,698	424,595
Sciclone Pharmaceuticals, Inc.*	43,274	115,109
Seattle Genetics, Inc.*	38,307	459,301
SIGA Technologies, Inc.*	17,859	137,514
Spectrum Pharmaceuticals, Inc.*	29,052	113,884
StemCells, Inc.*	55,668	52,328
Synta Pharmaceuticals Corp.*	28,363	76,580
Targacept, Inc.*	11,570	223,648
Theravance, Inc.*	30,131	378,747
Vanda Pharmaceuticals, Inc.*	19,941	131,810
Vical, Inc.*	43,528	134,937
ZIOPHARM Oncology, Inc.*	10,790	34,312
ZymoGenetics, Inc.*	21,398	90,300

		14,896,967

Health Care Equipment & Supplies (2.0%)
Abaxis, Inc.*	10,408	223,043
ABIOMED, Inc.*	11,079	107,245
Accuray, Inc.*	24,356	161,480
AGA Medical Holdings, Inc.*	6,896	87,510
Align Technology, Inc.*	28,352	421,594
Alimera Sciences, Inc.*	8,740	65,026
Alphatec Holdings, Inc.*	20,474	94,999
American Medical Systems Holdings, Inc.*	35,877	793,599
Analogic Corp.	5,721	260,363
AngioDynamics, Inc.*	10,710	157,972
Antares Pharma, Inc.*	13,279	23,371
ArthroCare Corp.*	13,110	401,821

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Atrion Corp.	763	$103,043
ATS Medical, Inc.*	29,757	118,135
Cantel Medical Corp.	5,844	97,595
Cerus Corp.*	8,654	27,347
Conceptus, Inc.*	13,599	211,872
CONMED Corp.*	13,382	249,307
CryoLife, Inc.*	24,085	129,818
Cutera, Inc.*	2,713	24,987
Cyberonics, Inc.*	12,006	284,302
Cynosure, Inc., Class A*	11,673	125,718
Delcath Systems, Inc.*	19,271	122,178
DexCom, Inc.*	26,760	309,346
DynaVox, Inc., Class A*	5,858	93,787
Endologix, Inc.*	22,268	100,874
ev3, Inc.*	40,456	906,619
Exactech, Inc.*	5,521	94,299
Greatbatch, Inc.*	10,715	239,052
Haemonetics Corp.*	12,214	653,693
Hansen Medical, Inc.*	7,913	16,855
HealthTronics, Inc.*	24,943	120,475
HeartWare International, Inc.*	4,642	325,265
ICU Medical, Inc.*	4,957	159,467
Immucor, Inc.*	34,350	654,367
Insulet Corp.*	16,297	245,270
Integra LifeSciences Holdings Corp.*	10,229	378,473
Invacare Corp.	14,290	296,375
IRIS International, Inc.*	10,886	110,384
Kensey Nash Corp.*	5,367	127,252
MAKO Surgical Corp.*	12,419	154,617
Masimo Corp.	25,061	596,702
Medical Action Industries, Inc.*	12,571	150,726
MELA Sciences, Inc.*	19,602	145,839
Meridian Bioscience, Inc.	18,102	307,734
Merit Medical Systems, Inc.*	11,001	176,786
Micrus Endovascular Corp.*	8,091	168,212
Natus Medical, Inc.*	12,702	206,916
Neogen Corp.*	10,948	285,195
NuVasive, Inc.*	18,668	661,967
NxStage Medical, Inc.*	12,716	188,705
OraSure Technologies, Inc.*	23,980	111,027
Orthofix International N.V.*	7,436	238,324
Orthovita, Inc.*	33,053	67,098
Palomar Medical Technologies, Inc.*	12,961	145,034
Quidel Corp.*	9,722	123,372
Rochester Medical Corp.*	5,383	50,869
RTI Biologics, Inc.*	34,791	101,938
SenoRx, Inc.*	3,524	38,693
Sirona Dental Systems, Inc.*	16,293	567,648
Solta Medical, Inc.*	12,028	22,853
Somanetics Corp.*	5,186	129,391
SonoSite, Inc.*	6,857	185,893
Spectranetics Corp.*	28,609	148,195
STAAR Surgical Co.*	7,593	43,432
Stereotaxis, Inc.*	34,593	114,503
STERIS Corp.	28,050	871,794
SurModics, Inc.*	10,591	173,798
Symmetry Medical, Inc.*	17,474	184,176
Syneron Medical Ltd.*	17,263	177,464
Synovis Life Technologies, Inc.*	9,461	144,564
TomoTherapy, Inc.*	46,932	149,244

	Number of Shares	Value (Note 1)

Unilife Corp.*	11,505	$66,959
Vascular Solutions, Inc.*	8,513	106,412
Volcano Corp.*	23,850	520,407
West Pharmaceutical Services, Inc.	15,869	579,060
Wright Medical Group, Inc.*	17,614	292,569
Young Innovations, Inc.	3,122	87,884
Zoll Medical Corp.*	10,059	272,599

		17,882,777

Health Care Providers & Services (1.8%)
Accretive Health, Inc.*	5,400	71,442
Air Methods Corp.*	5,134	152,737
Alliance HealthCare Services, Inc.*	21,433	86,589
Allied Healthcare International, Inc.*	23,954	55,573
Almost Family, Inc.*	3,261	113,907
Amedisys, Inc.*	13,661	600,674
America Service Group, Inc.	4,414	75,921
American Dental Partners, Inc.*	12,722	154,063
AMERIGROUP Corp.*	24,841	806,836
AMN Healthcare Services, Inc.*	13,209	98,803
Amsurg Corp.*	13,863	247,039
Assisted Living Concepts, Inc., Class A*	5,361	158,632
Bio-Reference Labs, Inc.*	11,158	247,373
BioScrip, Inc.*	16,114	84,437
Capital Senior Living Corp.*	12,064	59,958
CardioNet, Inc.*	18,986	104,043
Catalyst Health Solutions, Inc.*	18,476	637,422
Centene Corp.*	23,914	514,151
Chemed Corp.	10,584	578,310
Chindex International, Inc.*	10,516	131,765
Clarient, Inc.*	33,889	104,378
Continucare Corp.*	22,668	75,938
Corvel Corp.*	3,910	132,119
Cross Country Healthcare, Inc.*	21,346	191,901
Emeritus Corp.*	9,778	159,479
Ensign Group, Inc.	5,699	94,148
Five Star Quality Care, Inc.*	4,783	14,445
Genoptix, Inc.*	7,769	133,627
Gentiva Health Services, Inc.*	13,559	366,229
Hanger Orthopedic Group, Inc.*	10,595	190,286
Health Grades, Inc.*	14,221	85,326
HealthSouth Corp.*	45,654	854,186
Healthspring, Inc.*	25,970	402,795
Healthways, Inc.*	14,179	169,014
HMS Holdings Corp.*	13,308	721,560
inVentiv Health, Inc.*	16,159	413,670
IPC The Hospitalist Co., Inc.*	6,942	174,244
Kindred Healthcare, Inc.*	16,739	214,929
Landauer, Inc.	4,107	250,034
LCA-Vision, Inc.*	5,186	28,730
LHC Group, Inc.*	7,708	213,897
Magellan Health Services, Inc.*	15,537	564,304
MedCath Corp.*	10,462	82,231
Metropolitan Health Networks, Inc.*	26,554	99,046
Molina Healthcare, Inc.*	6,027	173,578
MWI Veterinary Supply, Inc.*	6,021	302,615
National Healthcare Corp.	3,479	119,886
National Research Corp.	2,546	61,384

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Odyssey HealthCare, Inc.*	15,119	$403,980
Owens & Minor, Inc.#	30,074	853,500
PDI, Inc.*	1,443	11,948
PharMerica Corp.*	12,781	187,369
Providence Service Corp.*	6,900	96,600
PSS World Medical, Inc.*	28,717	607,365
Psychiatric Solutions, Inc.*	27,065	885,567
RehabCare Group, Inc.*	11,028	240,190
Res-Care, Inc.*	10,551	101,923
Rural/Metro Corp.*	3,629	29,540
Select Medical Holdings Corp.*	23,940	162,313
Skilled Healthcare Group, Inc., Class A*	16,253	110,358
Sun Healthcare Group, Inc.*	19,510	157,641
Sunrise Senior Living, Inc.*	38,710	107,614
Team Health Holdings, Inc.*	8,997	116,241
Triple-S Management Corp., Class B*	8,524	158,120
U.S. Physical Therapy, Inc.*	7,224	121,941
Universal American Corp.*	13,356	192,326
Virtual Radiologic Corp.*	5,093	87,396
WellCare Health Plans, Inc.*	20,863	495,288

		16,500,874

Health Care Technology (0.3%)
athenahealth, Inc.*	15,373	401,696
Computer Programs & Systems, Inc.	4,341	177,634
Eclipsys Corp.*	27,166	484,641
MedAssets, Inc.*	19,594	452,230
Medidata Solutions, Inc.*	10,061	155,845
MedQuist, Inc.	9,062	71,680
Merge Healthcare, Inc.*	34,164	100,101
Omnicell, Inc.*	14,612	170,814
Phase Forward, Inc.*	18,005	300,323
Quality Systems, Inc.	10,441	605,474
Transcend Services, Inc.*	4,353	58,766
Vital Images, Inc.*	8,290	105,697

		3,084,901

Life Sciences Tools & Services (0.4%)
Accelrys, Inc.*	22,679	146,280
Affymetrix, Inc.*	30,985	182,811
Albany Molecular Research, Inc.*	16,821	86,965
Bruker Corp.*	35,353	429,892
Caliper Life Sciences, Inc.*	27,077	115,619
Cambrex Corp.*	11,677	36,782
Dionex Corp.*	8,628	642,441
Enzo Biochem, Inc.*	24,017	97,749
eResearchTechnology, Inc.*	21,618	170,350
Kendle International, Inc.*	10,953	126,179
Luminex Corp.*	19,794	321,059
PAREXEL International Corp.*	27,189	589,457
Pure Bioscience*	7,415	17,722
Sequenom, Inc.*	30,155	178,216

		3,141,522

Pharmaceuticals (0.8%)
Acura Pharmaceuticals, Inc.*	20,675	51,894
Akorn, Inc.*	41,224	122,435
Alexza Pharmaceuticals, Inc.*	7,304	19,867
Ardea Biosciences, Inc.*	6,717	138,102

	Number of Shares	Value (Note 1)

Auxilium Pharmaceuticals, Inc.*	21,800	$512,300
AVANIR Pharmaceuticals, Inc., Class A*	34,082	87,591
Biodel, Inc.*	7,101	26,842
BioMimetic Therapeutics, Inc.*	7,123	79,208
BMP Sunstone Corp.*	18,180	93,627
Cadence Pharmaceuticals, Inc.*	11,089	77,734
Caraco Pharmaceutical Laboratories Ltd.*	11,502	54,289
Corcept Therapeutics, Inc.*	21,700	67,704
Cornerstone Therapeutics, Inc.*	6,370	37,519
Cumberland Pharmaceuticals, Inc.*	5,399	34,662
Cypress Bioscience, Inc.*	24,583	56,541
Depomed, Inc.*	44,950	125,860
Durect Corp.*	32,703	79,468
Eurand N.V.*	11,245	108,964
Hi-Tech Pharmacal Co., Inc.*	4,565	104,584
Impax Laboratories, Inc.*	28,912	551,063
Inspire Pharmaceuticals, Inc.*	26,267	131,072
Jazz Pharmaceuticals, Inc.*	12,552	98,282
Lannett Co., Inc.*	8,599	39,297
MAP Pharmaceuticals, Inc.*	6,560	86,067
Medicines Co.*	22,072	167,968
Medicis Pharmaceutical Corp., Class A	28,753	629,116
Nektar Therapeutics*	45,474	550,235
Neostem, Inc.*	5,196	9,509
Obagi Medical Products, Inc.*	7,908	93,473
Optimer Pharmaceuticals, Inc.*	12,798	118,637
Pain Therapeutics, Inc.*	16,270	90,461
Par Pharmaceutical Cos., Inc.*	16,766	435,245
Pozen, Inc.*	13,708	96,093
Questcor Pharmaceuticals, Inc.*	26,127	266,757
Salix Pharmaceuticals Ltd.*	27,768	1,083,785
Santarus, Inc.*	47,900	118,792
Somaxon Pharmaceuticals, Inc.*	6,503	23,411
Sucampo Pharmaceuticals, Inc., Class A*	30,128	106,352
SuperGen, Inc.*	26,817	54,170
ViroPharma, Inc.*	36,355	407,540
Vivus, Inc.*	37,808	362,957
XenoPort, Inc.*	11,585	113,649

		7,513,122

Total Health Care		63,020,163

Industrials (7.7%)
Aerospace & Defense (1.0%)
AAR Corp.*	16,880	282,571
Aerovironment, Inc.*	7,688	167,060
American Science & Engineering, Inc.	4,276	325,874
Applied Energetics, Inc.*	16,792	17,296
Applied Signal Technology, Inc.	9,148	179,758
Argon ST, Inc.*	6,102	209,238
Astronics Corp.*	6,440	105,358
Ceradyne, Inc.*	10,974	234,514
Cubic Corp.	6,664	242,436
Curtiss-Wright Corp.	22,009	639,141
DigitalGlobe, Inc.*	13,409	352,657
Ducommun, Inc.	5,698	97,436

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

DynCorp International, Inc., Class A*	9,227	$161,657
Esterline Technologies Corp.*	14,139	670,896
GenCorp, Inc.*	36,358	159,248
GeoEye, Inc.*	9,805	305,328
Global Defense Technology & Systems, Inc.*	5,597	71,474
HEICO Corp.	14,068	505,323
Herley Industries, Inc.*	7,163	102,144
Hexcel Corp.*	44,916	696,647
Kratos Defense & Security Solutions, Inc.*	9,588	100,674
Ladish Co., Inc.*	7,686	174,626
LMI Aerospace, Inc.*	6,422	101,275
Moog, Inc., Class A*	22,090	711,961
Orbital Sciences Corp.*	27,333	431,042
Stanley, Inc.*	6,803	254,296
Taser International, Inc.*	31,399	122,456
Teledyne Technologies, Inc.*	17,521	675,960
Triumph Group, Inc.	8,059	536,971

		8,635,317

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	29,217	139,073
Atlas Air Worldwide Holdings, Inc.*	12,646	600,685
Dynamex, Inc.*	9,333	113,863
Forward Air Corp.	13,998	381,446
Hub Group, Inc., Class A*	17,582	527,636
Pacer International, Inc.*	17,550	122,674
Park-Ohio Holdings Corp.*	6,388	91,923

		1,977,300

Airlines (0.4%)
AirTran Holdings, Inc.*	62,023	300,812
Alaska Air Group, Inc.*	17,318	778,444
Allegiant Travel Co.	7,093	302,800
Hawaiian Holdings, Inc.*	20,807	107,572
JetBlue Airways Corp.*	119,831	657,872
Pinnacle Airlines Corp.*	3,116	16,951
Republic Airways Holdings, Inc.*	23,753	145,131
SkyWest, Inc.	26,915	328,901
U.S. Airways Group, Inc.*	77,714	669,118

		3,307,601

Building Products (0.3%)
A.O. Smith Corp.	11,009	530,524
AAON, Inc.	5,617	130,932
American Woodmark Corp.	6,913	118,212
Ameron International Corp.	3,976	239,872
Apogee Enterprises, Inc.	12,151	131,595
Builders FirstSource, Inc.*	24,636	59,127
Gibraltar Industries, Inc.*	14,702	148,490
Griffon Corp.*	21,688	239,869
Insteel Industries, Inc.	9,753	113,330
NCI Building Systems, Inc.*	9,019	75,489
PGT, Inc.*	23,500	60,395
Quanex Building Products Corp.	18,295	316,321
Simpson Manufacturing Co., Inc.	18,326	449,903
Trex Co., Inc.*	9,267	186,174
Universal Forest Products, Inc.	8,545	258,999

		3,059,232

	Number of Shares	Value (Note 1)

Commercial Services & Supplies (1.2%)
ABM Industries, Inc.	23,639	$495,237
ACCO Brands Corp.*	24,884	124,171
American Reprographics Co.*	16,000	139,680
APAC Customer Services, Inc.*	13,906	79,264
ATC Technology Corp.*	7,631	123,012
Bowne & Co., Inc.	21,677	243,216
Brink’s Co.	23,191	441,325
Casella Waste Systems, Inc., Class A*	5,093	19,455
Cenveo, Inc.*	23,388	128,166
Clean Harbors, Inc.*	10,897	723,670
CompX International, Inc.	5,100	50,235
Consolidated Graphics, Inc.*	4,204	181,781
Cornell Cos., Inc.*	4,883	131,206
Courier Corp.	7,623	93,077
Deluxe Corp.	23,438	439,463
EnergySolutions, Inc.	41,601	211,749
EnerNOC, Inc.*	9,624	302,579
Ennis, Inc.	11,608	174,236
Fuel Tech, Inc.*	12,239	77,350
G&K Services, Inc., Class A	8,243	170,218
GEO Group, Inc.*	24,258	503,354
Healthcare Services Group, Inc.	21,142	400,641
Herman Miller, Inc.	27,778	524,171
HNI Corp.	21,103	582,232
Innerworkings, Inc.*	18,299	124,982
Interface, Inc., Class A	22,105	237,408
Kimball International, Inc., Class B	17,643	97,566
Knoll, Inc.	22,099	293,696
M&F Worldwide Corp.*	4,751	128,752
McGrath RentCorp	10,405	237,026
Metalico, Inc.*	20,985	83,520
Mine Safety Appliances Co.	11,651	288,712
Mobile Mini, Inc.*	15,419	251,021
Multi-Color Corp.	9,309	95,324
North American Galvanizing & Coatings, Inc.*	6,900	52,923
Rollins, Inc.	19,628	406,103
Schawk, Inc.	7,524	112,484
Standard Parking Corp.*	10,454	165,487
Standard Register Co.	17,882	56,149
Steelcase, Inc., Class A	32,663	253,138
Sykes Enterprises, Inc.*	18,151	258,289
Team, Inc.*	7,393	96,479
Tetra Tech, Inc.#*	29,789	584,162
U.S. Ecology, Inc.	7,695	112,116
United Stationers, Inc.*	11,730	638,933
Viad Corp.	9,022	159,238
Waste Services, Inc.*	11,184	130,405

		11,223,401

Construction & Engineering (0.4%)
Argan, Inc.*	10,773	112,362
Comfort Systems USA, Inc.	15,828	152,899
Dycom Industries, Inc.*	14,979	128,071
EMCOR Group, Inc.*	31,394	727,399
Furmanite Corp.*	23,408	92,930
Granite Construction, Inc.	16,268	383,599
Great Lakes Dredge & Dock Corp.	26,546	159,276

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Insituform Technologies, Inc., Class A*	19,271	$394,670
Layne Christensen Co.*	8,616	209,110
MasTec, Inc.*	21,963	206,452
Michael Baker Corp.*	3,701	129,165
MYR Group, Inc.*	9,826	163,996
Northwest Pipe Co.*	5,803	110,257
Orion Marine Group, Inc.*	11,550	164,010
Pike Electric Corp.*	10,129	95,415
Primoris Services Corp.	18,064	113,803
Sterling Construction Co., Inc.*	10,767	139,325
Tutor Perini Corp.*	11,296	186,158

		3,668,897

Electrical Equipment (0.9%)
A123 Systems, Inc.*	35,271	332,606
Acuity Brands, Inc.	20,771	755,649
Advanced Battery Technologies, Inc.*	35,812	117,463
American Superconductor Corp.*	21,759	580,748
AZZ, Inc.	5,333	196,094
Baldor Electric Co.	22,254	802,924
Belden, Inc.	22,061	485,342
Brady Corp., Class A	23,322	581,184
Broadwind Energy, Inc.*	52,438	146,826
Capstone Turbine Corp.*	125,215	122,711
Encore Wire Corp.	9,010	163,892
Ener1, Inc.*	29,773	100,633
EnerSys*	23,532	502,879
Franklin Electric Co., Inc.	11,328	326,473
FuelCell Energy, Inc.*	81,490	96,158
Generac Holdings, Inc.*	9,592	134,384
GrafTech International Ltd.*	58,021	848,267
Hoku Corp.*	21,500	71,810
II-VI, Inc.*	11,456	339,441
LaBarge, Inc.*	7,356	83,932
LSI Industries, Inc.	22,058	107,643
Polypore International, Inc.*	9,500	216,030
Powell Industries, Inc.*	3,726	101,869
PowerSecure International, Inc.*	11,265	102,399
Preformed Line Products Co.	3,618	101,123
SatCon Technology Corp.*	44,818	128,179
UQM Technologies, Inc.*	25,971	88,042
Vicor Corp.*	11,947	149,218
Woodward Governor Co.	29,203	745,553

		8,529,472

Industrial Conglomerates (0.1%)
Otter Tail Corp.	15,277	295,304
Raven Industries, Inc.	7,175	241,869
Seaboard Corp.	118	178,180
Standex International Corp.	5,186	131,465
Tredegar Corp.	12,653	206,497
United Capital Corp.*	3,297	80,480

		1,133,795

Machinery (1.4%)
3D Systems Corp.*	9,215	115,648
Actuant Corp., Class A	31,377	590,829
Alamo Group, Inc.	5,216	113,187
Albany International Corp., Class A	12,628	204,447

	Number of Shares	Value (Note 1)

Altra Holdings, Inc.*	12,595	$163,987
American Railcar Industries, Inc.*	8,101	97,860
Ampco-Pittsburgh Corp.	3,708	77,238
ArvinMeritor, Inc.*	45,160	591,596
Astec Industries, Inc.*	9,633	267,123
Badger Meter, Inc.	6,449	249,512
Barnes Group, Inc.	22,661	371,414
Blount International, Inc.*	22,846	234,628
Briggs & Stratton Corp.	24,058	409,467
Cascade Corp.	4,552	162,097
Chart Industries, Inc.*	12,310	191,790
CIRCOR International, Inc.	7,441	190,341
CLARCOR, Inc.	24,241	861,040
Colfax Corp.*	10,059	104,714
Columbus McKinnon Corp.*	8,377	117,027
Commercial Vehicle Group, Inc.*	12,023	122,755
Douglas Dynamics, Inc.*	8,282	95,243
Dynamic Materials Corp.	9,632	154,497
Energy Recovery, Inc.*	18,628	74,512
EnPro Industries, Inc.*	9,426	265,342
ESCO Technologies, Inc.	11,570	297,928
Federal Signal Corp.	24,361	147,140
Flow International Corp.*	23,173	54,688
Force Protection, Inc.*	31,227	128,031
FreightCar America, Inc.	5,941	134,385
Gorman-Rupp Co.	5,539	138,752
Graham Corp.	9,066	135,899
Greenbrier Cos., Inc.*	8,002	89,622
John Bean Technologies Corp.	12,133	185,028
Kadant, Inc.*	6,316	110,025
Kaydon Corp.	15,631	513,635
L.B. Foster Co., Class A*	3,869	100,285
Lindsay Corp.	5,430	172,077
Lydall, Inc.*	3,302	25,227
Met-Pro Corp.	9,776	105,190
Middleby Corp.*	7,746	412,010
Miller Industries, Inc.	6,864	92,458
Mueller Industries, Inc.	18,407	452,812
Mueller Water Products, Inc., Class A	74,404	276,039
NACCO Industries, Inc., Class A	2,661	236,190
Nordson Corp.	16,213	909,225
Omega Flex, Inc.	3,100	45,198
PMFG, Inc.*	6,737	102,066
RBC Bearings, Inc.*	10,210	295,988
Robbins & Myers, Inc.	11,679	253,901
Sauer-Danfoss, Inc.*	8,043	98,285
Sun Hydraulics Corp.	5,553	130,273
Tecumseh Products Co., Class A*	8,382	93,208
Tennant Co.	9,210	311,482
Thermadyne Holdings Corp.*	8,232	88,988
Titan International, Inc.	17,451	173,987
Trimas Corp.*	12,197	137,948
Twin Disc, Inc.	8,094	91,948
Wabash National Corp.*	28,632	203,574
Watts Water Technologies, Inc., Class A	13,444	385,305
Xerium Technologies, Inc.*	1,501	21,194

		12,976,285

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Marine (0.1%)
American Commercial Lines, Inc.*	5,703	$128,375
Baltic Trading Ltd.*	8,939	101,636
Eagle Bulk Shipping, Inc.*	28,548	120,473
Excel Maritime Carriers Ltd.*	22,321	114,284
Genco Shipping & Trading Ltd.*	11,053	165,684
Horizon Lines, Inc., Class A	28,814	121,883
International Shipholding Corp.	4,499	99,563
Ultrapetrol Bahamas Ltd.*	17,641	76,738

		928,636

Professional Services (0.6%)
Acacia Research Corp. - Acacia Technologies*	14,940	212,596
Administaff, Inc.	9,162	221,354
Advisory Board Co.*	7,231	310,644
Barrett Business Services, Inc.	5,686	70,506
CBIZ, Inc.*	17,349	110,340
CDI Corp.	5,970	92,714
Corporate Executive Board Co.	15,723	413,043
CoStar Group, Inc.*	9,603	372,596
CRA International, Inc.*	7,135	134,352
Diamond Management & Technology Consultants, Inc.	11,593	119,524
Dolan Media Co.*	12,966	144,182
Exponent, Inc.*	6,259	204,795
Franklin Covey Co.*	13,707	89,096
GP Strategies Corp.*	10,169	73,827
Heidrick & Struggles International, Inc.	7,387	168,571
Hill International, Inc.*	22,290	90,497
Hudson Highland Group, Inc.*	21,221	93,373
Huron Consulting Group, Inc.*	9,379	182,046
ICF International, Inc.*	8,251	197,447
Kelly Services, Inc., Class A*	11,315	168,254
Kforce, Inc.*	14,943	190,523
Korn/Ferry International*	20,679	287,438
LECG Corp.*	4,036	10,494
Mistras Group, Inc.*	7,390	79,221
Navigant Consulting, Inc.*	22,164	230,062
On Assignment, Inc.*	29,170	146,725
Resources Connection, Inc.*	20,329	276,474
School Specialty, Inc.*	7,678	138,742
SFN Group, Inc.*	20,043	109,435
TrueBlue, Inc.*	20,610	230,626
Volt Information Sciences, Inc.*	8,211	68,972
VSE Corp.	3,655	116,302

		5,354,771

Road & Rail (0.6%)
Amerco, Inc.*	4,065	223,778
Arkansas Best Corp.	10,921	226,611
Avis Budget Group, Inc.*	49,014	481,317
Celadon Group, Inc.*	14,078	199,063
Dollar Thrifty Automotive Group, Inc.*	13,462	573,616
Genesee & Wyoming, Inc., Class A*	18,543	691,839
Heartland Express, Inc.	23,579	342,367
Knight Transportation, Inc.	27,115	548,807
Marten Transport Ltd.*	6,264	130,166

	Number of Shares	Value (Note 1)

Old Dominion Freight Line, Inc.*	12,906	$453,517
P.A.M. Transportation Services, Inc.*	4,700	70,641
Patriot Transportation Holding, Inc.*	669	54,129
RailAmerica, Inc.*	9,863	97,841
Roadrunner Transportation Systems, Inc.*	6,913	98,234
Saia, Inc.*	8,543	128,145
Universal Truckload Services, Inc.*	9,038	125,899
USA Truck, Inc.*	5,655	91,159
Werner Enterprises, Inc.	21,282	465,863

		5,002,992

Trading Companies & Distributors (0.5%)
Aceto Corp.	17,745	101,679
Aircastle Ltd.	24,425	191,736
Applied Industrial Technologies, Inc.	19,925	504,501
Beacon Roofing Supply, Inc.*	22,000	396,440
BlueLinx Holdings, Inc.*	23,471	61,729
CAI International, Inc.*	6,884	81,920
DXP Enterprises, Inc.*	9,370	146,641
H&E Equipment Services, Inc.*	11,256	84,307
Houston Wire & Cable Co.	8,920	96,782
Interline Brands, Inc.*	13,850	239,467
Kaman Corp.	11,079	245,068
Lawson Products, Inc.	4,538	77,055
RSC Holdings, Inc.*	22,991	141,854
Rush Enterprises, Inc., Class A*	15,209	203,192
TAL International Group, Inc.	8,518	191,399
Textainer Group Holdings Ltd.	5,652	136,439
Titan Machinery, Inc.*	7,664	100,628
United Rentals, Inc.*	29,765	277,410
Watsco, Inc.	12,902	747,284

		4,025,531

Total Industrials		69,823,230

Information Technology (9.0%)
Communications Equipment (1.4%)
Acme Packet, Inc.*	21,409	575,474
ADC Telecommunications, Inc.*	46,547	344,913
ADTRAN, Inc.	30,200	823,554
Anaren, Inc.*	6,172	92,210
Arris Group, Inc.*	61,410	625,768
Aruba Networks, Inc.*	35,669	507,926
Aviat Networks, Inc.*	25,780	93,581
Bel Fuse, Inc., Class B	4,605	76,028
BigBand Networks, Inc.*	31,264	94,417
Black Box Corp.	7,558	210,793
Blue Coat Systems, Inc.*	18,940	386,944
Calix, Inc.*	7,854	80,582
Comtech Telecommunications Corp.*	13,951	417,553
DG FastChannel, Inc.*	12,214	397,932
Digi International, Inc.*	17,293	143,013
EMS Technologies, Inc.*	9,505	142,765
Emulex Corp.*	39,370	361,417
Extreme Networks, Inc.*	35,060	94,662
Finisar Corp.*	36,514	544,059

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Globecomm Systems, Inc.*	10,588	$87,351
Harmonic, Inc.*	41,863	227,735
Hughes Communications, Inc.*	4,641	112,915
Infinera Corp.*	37,448	240,791
InterDigital, Inc.*	20,253	500,046
Ixia*	15,318	131,582
KVH Industries, Inc.*	7,755	96,317
Loral Space & Communications, Inc.*	5,043	215,437
Meru Networks, Inc.*	6,297	74,682
NETGEAR, Inc.*	16,842	300,461
Network Engines, Inc.*	7,404	20,065
Network Equipment Technologies, Inc.*	19,684	68,697
Occam Networks, Inc.*	2,019	11,226
Oclaro, Inc.*	23,946	265,561
Oplink Communications, Inc.*	9,052	129,715
Opnext, Inc.*	45,797	75,565
Palm, Inc.#*	78,449	446,375
PC-Tel, Inc.*	12,128	61,125
Plantronics, Inc.	23,826	681,424
Powerwave Technologies, Inc.*	67,144	103,402
Riverbed Technology, Inc.*	30,669	847,078
SeaChange International, Inc.*	14,486	119,220
ShoreTel, Inc.*	30,131	139,808
Sonus Networks, Inc.*	94,393	255,805
Sycamore Networks, Inc.	7,935	131,880
Symmetricom, Inc.*	20,078	102,197
Tekelec*	32,212	426,487
UTStarcom, Inc.*	80,194	147,557
ViaSat, Inc.*	15,739	512,462

		12,546,557

Computers & Peripherals (0.4%)
3PAR, Inc.*	17,102	159,220
ADPT Corp.*	46,918	135,593
Avid Technology, Inc.*	12,402	157,877
Compellent Technologies, Inc.*	8,624	104,523
Cray, Inc.*	20,434	114,022
Electronics for Imaging, Inc.*	21,421	208,855
Hutchinson Technology, Inc.*	4,806	20,810
Hypercom Corp.*	25,643	118,983
Imation Corp.*	16,087	147,840
Immersion Corp.*	20,284	102,637
Intermec, Inc.*	27,563	282,521
Intevac, Inc.*	9,987	106,561
Isilon Systems, Inc.*	12,382	158,985
Netezza Corp.*	25,070	342,958
Novatel Wireless, Inc.*	15,635	89,745
Presstek, Inc.*	5,488	19,373
Quantum Corp.*	97,190	182,717
Rimage Corp.*	7,134	112,931
Silicon Graphics International Corp.*	13,666	96,755
STEC, Inc.*	19,650	246,804
Stratasys, Inc.*	10,339	253,926
Super Micro Computer, Inc.*	11,032	148,932
Synaptics, Inc.*	16,299	448,222
Xyratex Ltd.*	14,669	207,566

		3,968,356

	Number of Shares	Value (Note 1)

Electronic Equipment, Instruments & Components (1.2%)
Agilysys, Inc.	18,681	$124,976
Anixter International, Inc.*	14,268	607,817
Bell Microproducts, Inc.*	17,960	125,361
Benchmark Electronics, Inc.*	31,684	502,191
Brightpoint, Inc.*	33,768	236,376
Checkpoint Systems, Inc.*	18,365	318,816
Cogent, Inc.*	25,017	225,403
Cognex Corp.	19,167	336,956
Coherent, Inc.*	11,476	393,627
Comverge, Inc.*	16,220	145,331
CPI International, Inc.*	6,161	96,050
CTS Corp.	16,624	153,606
Daktronics, Inc.	11,735	88,012
DDi Corp.	14,736	110,962
DTS, Inc.*	7,619	250,437
Echelon Corp.*	21,530	157,815
Electro Rent Corp.	8,411	107,577
Electro Scientific Industries, Inc.*	11,682	156,072
FARO Technologies, Inc.*	6,727	125,862
Gerber Scientific, Inc.*	5,187	27,750
ICx Technologies, Inc.*	12,583	91,856
Insight Enterprises, Inc.*	21,181	278,742
IPG Photonics Corp.*	10,846	165,185
Keithley Instruments, Inc.	2,108	18,614
L-1 Identity Solutions, Inc.*	33,713	276,109
Littelfuse, Inc.*	10,555	333,644
Maxwell Technologies, Inc.*	10,017	114,194
Measurement Specialties, Inc.*	7,040	96,448
Mercury Computer Systems, Inc.*	10,241	120,127
Methode Electronics, Inc.	17,239	167,908
Microvision, Inc.*	54,913	162,542
MTS Systems Corp.	7,794	226,026
Multi-Fineline Electronix, Inc.*	4,078	101,787
Newport Corp.*	16,940	153,476
OSI Systems, Inc.*	7,534	209,219
Park Electrochemical Corp.	10,180	248,494
PC Connection, Inc.*	15,640	94,778
Plexus Corp.*	18,757	501,562
Power-One, Inc.*	32,631	220,259
RadiSys Corp.*	13,731	130,719
Richardson Electronics Ltd.	2,951	26,559
Rofin-Sinar Technologies, Inc.*	14,280	297,310
Rogers Corp.*	6,812	189,169
Sanmina-SCI Corp.*	38,608	525,455
Scansource, Inc.*	12,263	305,717
SMART Modular Technologies (WWH), Inc.*	22,444	131,297
Spectrum Control, Inc.*	8,311	116,188
SYNNEX Corp.*	9,795	250,948
Technitrol, Inc.	29,574	93,454
Tessco Technologies, Inc.	719	12,007
TTM Technologies, Inc.*	36,259	344,460
Universal Display Corp.*	13,147	236,383
Viasystems Group, Inc.*	4,400	64,988
X-Rite, Inc.*	27,361	100,962
Zygo Corp.*	9,597	77,832

		10,775,415

Internet Software & Services (1.0%)
Ancestry.com, Inc.*	8,783	154,756
Archipelago Learning, Inc.*	5,876	67,163

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Art Technology Group, Inc.*	69,841	$238,856
comScore, Inc.*	9,308	153,303
Constant Contact, Inc.*	13,868	295,804
DealerTrack Holdings, Inc.*	18,958	311,859
Dice Holdings, Inc.*	11,800	81,656
Digital River, Inc.*	18,438	440,853
DivX, Inc.*	19,507	149,424
EarthLink, Inc.	51,521	410,107
GSI Commerce, Inc.*	30,233	870,710
InfoSpace, Inc.*	14,810	111,371
Internap Network Services Corp.*	22,075	92,053
Internet Brands, Inc., Class A*	13,298	137,368
Internet Capital Group, Inc.*	18,979	144,240
j2 Global Communications, Inc.*	21,583	471,373
Keynote Systems, Inc.	9,864	88,973
KIT Digital, Inc.*	11,518	101,589
Knot, Inc.*	20,215	157,273
Limelight Networks, Inc.*	23,853	104,715
Liquidity Services, Inc.*	7,546	97,796
LivePerson, Inc.*	18,047	123,802
Local.com Corp.*	3,121	21,348
LogMeIn, Inc.*	7,221	189,407
LoopNet, Inc.*	9,002	110,995
Marchex, Inc., Class B	20,086	77,331
ModusLink Global Solutions, Inc.*	20,906	126,063
Move, Inc.*	69,138	141,733
NIC, Inc.	22,804	146,174
OpenTable, Inc.*	7,667	317,950
Openwave Systems, Inc.*	60,581	122,979
Perficient, Inc.*	10,760	95,872
QuinStreet, Inc.*	7,231	83,229
Rackspace Hosting, Inc.*	47,237	866,327
RealNetworks, Inc.*	38,156	125,915
Saba Software, Inc.*	16,438	84,656
SAVVIS, Inc.*	16,257	239,791
Stamps.com, Inc.*	9,418	96,534
support.com, Inc.*	25,776	107,228
TechTarget, Inc.*	10,881	58,540
Terremark Worldwide, Inc.*	28,670	223,913
Travelzoo, Inc.*	4,678	57,914
United Online, Inc.	39,231	225,970
ValueClick, Inc.*	37,480	400,661
Vocus, Inc.*	11,048	168,813
Zix Corp.*	42,268	95,526

		8,989,913

IT Services (1.0%)
Acxiom Corp.*	31,488	462,559
CACI International, Inc., Class A*	14,677	623,479
Cass Information Systems, Inc.	4,116	140,973
CIBER, Inc.*	50,695	140,425
Computer Task Group, Inc.*	8,924	57,649
CSG Systems International, Inc.*	17,133	314,048
Cybersource Corp.*	33,565	856,914
Echo Global Logistics, Inc.*	7,094	86,618
Euronet Worldwide, Inc.*	20,973	268,245
ExlService Holdings, Inc.*	7,078	121,529
Forrester Research, Inc.*	7,452	225,498
Global Cash Access Holdings, Inc.*	19,862	143,205

	Number of Shares	Value (Note 1)

Hackett Group, Inc.*	22,790	$64,040
Heartland Payment Systems, Inc.	16,704	247,887
iGATE Corp.	10,657	136,623
infoGROUP, Inc.*	17,014	135,772
Integral Systems, Inc.*	15,535	98,647
Lionbridge Technologies, Inc.*	30,158	137,822
ManTech International Corp., Class A*	10,579	450,348
MAXIMUS, Inc.	8,077	467,416
MoneyGram International, Inc.*	57,767	141,529
NCI, Inc., Class A*	5,022	113,397
Online Resources Corp.*	28,670	118,980
RightNow Technologies, Inc.*	9,252	145,164
Sapient Corp.	50,146	508,480
SRA International, Inc., Class A*	20,077	394,915
Stream Global Services, Inc.*	11,800	66,080
Syntel, Inc.	5,741	194,907
TeleTech Holdings, Inc.*	14,577	187,898
Tier Technologies, Inc., Class B*	17,731	107,804
TNS, Inc.*	11,396	198,746
Unisys Corp.*	19,354	357,855
VeriFone Systems, Inc.*	41,693	789,248
Virtusa Corp.*	8,357	77,971
Wright Express Corp.*	17,735	526,730

		9,109,401

Semiconductors & Semiconductor Equipment (1.8%)
Actel Corp.*	12,011	153,981
Advanced Analogic Technologies, Inc.*	32,159	102,587
Advanced Energy Industries, Inc.*	17,868	219,598
Alpha & Omega Semiconductor Ltd.*	5,793	80,001
Amkor Technology, Inc.*	52,850	291,204
ANADIGICS, Inc.*	29,232	127,452
Applied Micro Circuits Corp.*	32,770	343,430
ATMI, Inc.*	13,919	203,774
Axcelis Technologies, Inc.*	60,385	93,597
AXT, Inc.*	6,918	31,200
Brooks Automation, Inc.*	29,110	225,020
Cabot Microelectronics Corp.*	11,455	396,228
Cavium Networks, Inc.*	21,746	569,528
CEVA, Inc.*	8,926	112,468
Cirrus Logic, Inc.*	32,447	512,987
Cohu, Inc.	9,593	116,363
Conexant Systems, Inc.*	18,044	40,419
Cymer, Inc.*	14,396	432,456
Diodes, Inc.*	15,704	249,222
DSP Group, Inc.*	22,899	146,325
Energy Conversion Devices, Inc.*	23,384	95,874
Entegris, Inc.*	62,830	249,435
Entropic Communications, Inc.*	25,492	161,619
Evergreen Solar, Inc.*	157,687	107,543
Exar Corp.*	21,414	148,399
FEI Co.*	16,719	329,531
FormFactor, Inc.*	22,780	246,024
FSI International, Inc.*	7,601	31,848
GSI Technology, Inc.*	15,751	90,096
GT Solar International, Inc.*	25,694	143,886
Hittite Microwave Corp.*	13,322	596,026
Ikanos Communications, Inc.*	5,705	9,185

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Integrated Device Technology, Inc.*	78,830	$390,208
Integrated Silicon Solution, Inc.*	13,984	105,439
IXYS Corp.*	13,369	118,182
Kopin Corp.*	45,591	154,553
Kulicke & Soffa Industries, Inc.*	31,184	218,912
Lattice Semiconductor Corp.*	56,482	245,132
LTX-Credence Corp.*	71,226	201,570
Mattson Technology, Inc.*	28,915	109,588
MaxLinear, Inc., Class A*	5,997	83,838
Micrel, Inc.	21,794	221,863
Microsemi Corp.*	40,169	587,672
Microtune, Inc.*	52,189	111,163
Mindspeed Technologies, Inc.*	8,800	65,912
MIPS Technologies, Inc.*	24,067	122,982
MKS Instruments, Inc.*	22,815	427,097
Monolithic Power Systems, Inc.*	16,322	291,511
MoSys, Inc.*	5,512	24,363
Nanometrics, Inc.*	10,860	109,577
Netlogic Microsystems, Inc.*	30,536	830,579
NVE Corp.*	2,668	116,138
OmniVision Technologies, Inc.*	25,398	544,533
PDF Solutions, Inc.*	3,875	18,600
Pericom Semiconductor Corp.*	15,221	146,122
Photronics, Inc.*	27,013	122,099
PLX Technology, Inc.*	22,637	94,849
Power Integrations, Inc.	11,621	374,138
RF Micro Devices, Inc.*	127,689	499,264
Rubicon Technology, Inc.*	6,523	194,320
Rudolph Technologies, Inc.*	14,687	110,887
Semtech Corp.*	29,751	487,024
Sigma Designs, Inc.*	12,825	128,378
Silicon Image, Inc.*	32,729	114,879
Spansion, Inc., Class A*	6,867	112,001
Standard Microsystems Corp.*	9,687	225,513
Supertex, Inc.*	4,120	101,599
Tessera Technologies, Inc.*	23,533	377,705
Trident Microsystems, Inc.*	43,211	61,360
TriQuint Semiconductor, Inc.*	75,892	463,700
Ultra Clean Holdings, Inc.*	4,776	40,692
Ultratech, Inc.*	9,699	157,803
Veeco Instruments, Inc.*	19,350	663,318
Virage Logic Corp.*	12,847	152,751
Volterra Semiconductor Corp.*	10,856	250,339
Zoran Corp.*	22,685	216,415

		16,851,874

Software (2.2%)
ACI Worldwide, Inc.*	17,000	330,990
Actuate Corp.*	28,512	126,878
Advent Software, Inc.*	7,728	362,907
American Software, Inc., Class A	23,255	107,438
ArcSight, Inc.*	12,040	269,576
Ariba, Inc.*	43,972	700,474
Aspen Technology, Inc.*	30,196	328,835
Blackbaud, Inc.	21,155	460,544
Blackboard, Inc.*	16,177	603,887
Bottomline Technologies, Inc.*	12,936	168,556
CDC Corp., Class A*	55,541	115,525
CommVault Systems, Inc.*	19,801	445,523
Concur Technologies, Inc.*	19,127	816,340
Deltek, Inc.*	12,086	100,797
DemandTec, Inc.*	18,814	126,995
Digimarc Corp.*	1,039	19,481

	Number of Shares	Value (Note 1)

Double-Take Software, Inc.*	12,986	$136,223
Ebix, Inc.*	11,585	181,653
Epicor Software Corp.*	22,442	179,312
EPIQ Systems, Inc.*	16,316	210,966
ePlus, Inc.*	4,080	71,400
Fair Isaac Corp.	22,465	489,512
FalconStor Software, Inc.*	33,692	88,947
Fortinet, Inc.*	19,241	316,322
Interactive Intelligence, Inc.*	5,604	92,074
Jack Henry & Associates, Inc.	40,693	971,749
JDA Software Group, Inc.*	20,350	447,293
Kenexa Corp.*	10,519	126,228
Lawson Software, Inc.*	65,976	481,625
Magma Design Automation, Inc.*	11,115	31,567
Manhattan Associates, Inc.*	11,254	310,048
Mentor Graphics Corp.*	50,084	443,243
MicroStrategy, Inc., Class A*	4,420	331,898
Monotype Imaging Holdings, Inc.*	11,325	102,038
NetScout Systems, Inc.*	14,860	211,309
NetSuite, Inc.*	9,096	114,973
Opnet Technologies, Inc.	7,767	114,097
Parametric Technology Corp.*	55,778	874,041
Pegasystems, Inc.	7,148	229,522
Progress Software Corp.*	20,141	604,834
PROS Holdings, Inc.*	18,303	118,970
QAD, Inc.*	9,676	39,962
Quest Software, Inc.*	28,633	516,539
Radiant Systems, Inc.*	12,335	178,364
Renaissance Learning, Inc.	7,731	113,568
Rosetta Stone, Inc.*	4,786	109,887
S1 Corp.*	22,117	132,923
Smith Micro Software, Inc.*	14,031	133,435
SolarWinds, Inc.*	16,945	271,798
Sonic Solutions, Inc.*	14,569	121,651
SonicWALL, Inc.*	23,793	279,568
Sourcefire, Inc.*	13,374	254,106
SRS Labs, Inc.*	8,474	77,537
SS&C Technologies Holdings, Inc.*	6,302	101,021
SuccessFactors, Inc.*	30,671	637,650
Symyx Technologies, Inc.*	19,793	99,163
Synchronoss Technologies, Inc.*	8,852	167,922
Take-Two Interactive Software, Inc.*	37,535	337,815
Taleo Corp., Class A*	19,021	462,020
TeleCommunication Systems, Inc., Class A*	34,218	141,663
TeleNav, Inc.*	8,800	73,832
THQ, Inc.*	29,039	125,449
TIBCO Software, Inc.*	81,337	980,924
TiVo, Inc.*	56,154	414,417
Tyler Technologies, Inc.*	13,769	213,695
Ultimate Software Group, Inc.*	11,898	390,968
Unica Corp.*	10,217	97,879
VASCO Data Security International, Inc.*	22,184	136,875
VirnetX Holding Corp.	19,558	115,783
Wave Systems Corp., Class A*	41,045	132,986
Websense, Inc.*	20,874	394,519

		19,618,509

Total Information Technology		81,860,025

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Materials (2.4%)
Chemicals (1.1%)
A. Schulman, Inc.	16,241	$307,929
American Vanguard Corp.	12,634	100,188
Arch Chemicals, Inc.	10,946	336,480
Balchem Corp.	13,581	339,525
Calgon Carbon Corp.*	25,194	333,569
Ferro Corp.*	37,465	276,117
Georgia Gulf Corp.*	16,320	217,709
H.B. Fuller Co.	22,999	436,751
Hawkins, Inc.	4,839	116,523
Innophos Holdings, Inc.	10,489	273,553
KMG Chemicals, Inc.	5,698	81,823
Koppers Holdings, Inc.	9,516	213,920
Kraton Performance Polymers, Inc.*	6,243	117,306
Landec Corp.*	14,211	83,703
LSB Industries, Inc.*	7,179	95,552
Minerals Technologies, Inc.	8,882	422,250
NewMarket Corp.	4,886	426,646
NL Industries, Inc.	11,536	70,370
Olin Corp.	38,426	695,126
OM Group, Inc.*	15,103	360,358
Omnova Solutions, Inc.*	18,290	142,845
PolyOne Corp.*	41,812	352,057
Quaker Chemical Corp.	6,605	178,929
Rockwood Holdings, Inc.*	25,376	575,781
Senomyx, Inc.*	7,757	29,399
Sensient Technologies Corp.	23,671	613,789
Solutia, Inc.*	57,845	757,770
Spartech Corp.*	14,406	147,661
Stepan Co.	3,292	225,272
STR Holdings, Inc.*	13,775	258,970
TPC Group, Inc.*	5,937	98,554
W.R. Grace & Co.*	34,590	727,774
Westlake Chemical Corp.	8,466	157,214
Zep, Inc.	9,635	168,034
Zoltek Cos., Inc.*	16,079	136,189

		9,875,636

Construction Materials (0.1%)
Headwaters, Inc.*	46,353	131,642
Texas Industries, Inc.	10,271	303,405
United States Lime & Minerals, Inc.*	3,303	127,232

		562,279

Containers & Packaging (0.2%)
AEP Industries, Inc.*	5,167	123,388
Boise, Inc.*	28,148	154,532
Graham Packaging Co., Inc.*	9,507	113,799
Graphic Packaging Holding Co.*	51,057	160,829
Myers Industries, Inc.	14,936	120,832
Rock-Tenn Co., Class A	18,483	918,051
Silgan Holdings, Inc.	26,036	738,902

		2,330,333

Metals & Mining (0.8%)
A.M. Castle & Co.*	9,121	126,691
Allied Nevada Gold Corp.*	31,136	612,756
AMCOL International Corp.	13,144	308,884
Brush Engineered Materials, Inc.*	9,180	183,416

	Number of Shares	Value (Note 1)

Capital Gold Corp.*	27,516	$110,064
Century Aluminum Co.*	31,268	276,096
Coeur d’Alene Mines Corp.*	40,912	645,591
General Moly, Inc.*	33,940	104,535
Globe Specialty Metals, Inc.*	29,782	307,648
Golden Star Resources Ltd.*	125,125	548,048
Haynes International, Inc.	5,679	175,084
Hecla Mining Co.*	113,486	592,397
Horsehead Holding Corp.*	17,301	130,796
Jaguar Mining, Inc.*	40,795	360,220
Kaiser Aluminum Corp.	6,525	226,222
Metals USA Holdings Corp.*	6,930	103,604
Noranda Aluminium Holding Corp.*	11,242	72,286
Olympic Steel, Inc.	5,619	129,068
RTI International Metals, Inc.*	14,442	348,197
Stillwater Mining Co.*	21,634	251,387
Thompson Creek Metals Co., Inc.*	67,848	588,921
U.S. Energy Corp. Wyoming*	20,298	96,415
U.S. Gold Corp.*	40,704	203,927
Universal Stainless & Alloy Products, Inc.*	4,174	66,742
Worthington Industries, Inc.	29,099	374,213

		6,943,208

Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.*	17,565	174,772
Clearwater Paper Corp.*	5,516	302,056
Deltic Timber Corp.	4,637	193,827
KapStone Paper and Packaging Corp.*	17,337	193,134
Louisiana-Pacific Corp.*	60,460	404,477
Neenah Paper, Inc.	7,554	138,238
P.H. Glatfelter Co.	20,236	219,561
Schweitzer-Mauduit International, Inc.	8,558	431,751
Verso Paper Corp.*	23,400	54,054
Wausau Paper Corp.*	19,231	130,194

		2,242,064

Total Materials		21,953,520

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.3%)
AboveNet, Inc.*	10,951	516,668
Alaska Communications Systems Group, Inc.	21,427	181,915
Atlantic Tele-Network, Inc.	4,677	193,160
Cbeyond, Inc.*	11,898	148,725
Cincinnati Bell, Inc.*	90,006	270,918
Cogent Communications Group, Inc.*	20,139	152,654
Consolidated Communications Holdings, Inc.	12,015	204,375
General Communication, Inc., Class A*	22,712	172,384
Global Crossing Ltd.*	13,310	140,687
Globalstar, Inc.*	57,608	88,717
IDT Corp., Class B*	10,363	132,128
Iridium Communications, Inc.*	16,502	165,680
Neutral Tandem, Inc.*	14,233	160,121

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

PAETEC Holding Corp.*	61,888	$211,038
Premiere Global Services, Inc.*	24,896	157,841
Vonage Holdings Corp.*	55,427	127,482

		3,024,493

Wireless Telecommunication Services (0.2%)
FiberTower Corp.*	27,819	131,306
ICO Global Communications Holdings Ltd.*	69,064	111,193
NTELOS Holdings Corp.	12,427	213,744
Shenandoah Telecommunications Co.	11,013	195,370
Syniverse Holdings, Inc.*	32,237	659,247
USA Mobility, Inc.	13,300	171,836

		1,482,696

Total Telecommunication Services		4,507,189

Utilities (1.6%)
Electric Utilities (0.6%)
Allete, Inc.	14,066	481,620
Central Vermont Public Service Corp.	8,300	163,842
Cleco Corp.	29,213	771,515
El Paso Electric Co.*	21,074	407,782
Empire District Electric Co.	19,868	372,922
IDACORP, Inc.	23,616	785,704
MGE Energy, Inc.	11,076	399,179
PNM Resources, Inc.	43,452	485,793
Portland General Electric Co.	36,836	675,204
UIL Holdings Corp.	13,280	332,399
UniSource Energy Corp.	16,756	505,696
Unitil Corp.	7,950	166,235

		5,547,891

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	4,708	147,831
Laclede Group, Inc.	9,562	316,789
New Jersey Resources Corp.	20,293	714,314
Nicor, Inc.	21,467	869,413
Northwest Natural Gas Co.	12,260	534,168
Piedmont Natural Gas Co., Inc.#	35,289	892,812
South Jersey Industries, Inc.	14,077	604,748
Southwest Gas Corp.	21,765	642,068
WGL Holdings, Inc.	23,913	813,759

		5,535,902

Independent Power Producers & Energy Traders (0.0%)
American DG Energy, Inc.*	19,500	60,645
Dynegy, Inc.*	49,785	191,672

		252,317

Multi-Utilities (0.2%)
Avista Corp.	25,238	492,898
Black Hills Corp.	18,405	523,990
CH Energy Group, Inc.	6,791	266,479
NorthWestern Corp.	16,862	441,785

		1,725,152

	Number of Shares	Value (Note 1)

Water Utilities (0.2%)
American States Water Co.	8,213	$272,179
Artesian Resources Corp., Class A	8,013	147,920
Cadiz, Inc.*	8,964	108,195
California Water Service Group	8,604	307,163
Connecticut Water Service, Inc.	6,887	144,765
Consolidated Water Co., Ltd.	9,246	105,219
Middlesex Water Co.	8,148	129,146
SJW Corp.	5,949	139,445
Southwest Water Co.	14,550	152,484
York Water Co.	10,276	145,919

		1,652,435

Total Utilities		14,713,697

Total Common Stocks (50.0%) (Cost $453,546,545)		455,668,176

INVESTMENT COMPANY:
Investment Company (0.0%)
Kayne Anderson Energy Development Co.	9,538	144,692
THL Credit, Inc.*	7,720	88,780

Total Investment Companies (0.0%) (Cost $230,074)		233,472

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (46.2%)
BlackRock Liquidity Funds TempFund 0.16%‡	$421,831,428	421,831,428

Time Deposit (0.1%)
JPMorgan Chase Nassau 0.000%, 7/1/10	735,491	735,491

Total Short-Term Investments (46.3%) (Amortized Cost $422,566,919)		422,566,919

Total Investments (96.3%) (Cost/Amortized Cost $876,343,538)		878,468,567
Other Assets Less Liabilities (3.7%)		34,121,049

Net Assets (100%)		$912,589,616

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $198,382.
‡	Affiliated company as defined under the Investment Company Act of 1940.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (loss)
BlackRock Liquidity Funds TempFund	$334,787,282	$422,640,882	$335,596,736	$421,831,428	$231,875	$—

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	7,520	September-10	$469,726,161	$457,065,600	$ (12,660,561)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$62,860,783	$—	$—	$62,860,783
Consumer Staples	14,869,591	59,436	—	14,929,027
Energy	24,507,639	—	—	24,507,639
Financials	97,492,903	—	—	97,492,903
Health Care	63,020,163	—	—	63,020,163
Industrials	69,717,872	105,358	—	69,823,230
Information Technology	81,860,025	—	—	81,860,025
Materials	21,953,520	—	—	21,953,520
Telecommunication Services	4,507,189	—	—	4,507,189
Utilities	14,713,697	—	—	14,713,697
Investment Companies
Investment Companies	233,472	—	—	233,472
Short-Term Investments	—	422,566,919	—	422,566,919

Total Assets	$455,736,854	$422,731,713	$—	$878,468,567

Liabilities:
Futures	$(12,660,561)	$—	$—	$(12,660,561)

Total Liabilities	$(12,660,561)	$—	$—	$(12,660,561)

Total	$443,076,293	$422,731,713	$—	$865,808,006

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2010

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(12,660,561	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(12,660,561)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	500,940	—	—	500,940
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$500,940	$—	$—	$500,940

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(28,555,067)	—	—	(28,555,067)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(28,555,067)	$—	$—	$(28,555,067)

The Portfolio held futures contracts with an average notional balance of approximately $109,060,000 during the six months ended June 30, 2010.

^ This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$142,259,572
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$74,574,479

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,131,450
Aggregate gross unrealized depreciation	(36,255,874)

Net unrealized depreciation	$(3,124,424)

Federal income tax cost of investments	$881,592,991

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $421,831,428)	$421,831,428
Unaffiliated Issuers (Cost $454,512,110)	456,637,139
Cash	43,567
Cash held as collateral at broker	38,796,000
Receivable for securities sold	4,844,857
Dividends, interest and other receivables	542,524
Receivable from Separate Accounts for Trust shares sold	46,060
Receivable from investment sub-advisor	44,232

Total assets	922,785,807

LIABILITIES
Payable for securities purchased	5,129,866
Variation margin payable on futures contracts	4,060,800
Payable to Separate Accounts for Trust shares redeemed	436,728
Investment management fees payable	333,040
Administrative fees payable	119,643
Trustees’ fees payable	831
Accrued expenses	115,283

Total liabilities	10,196,191

NET ASSETS	$912,589,616

Net assets were comprised of:
Paid in capital	$907,724,654
Accumulated undistributed net investment income (loss)	576,518
Accumulated undistributed net realized gains (losses) on investments and futures	14,823,976
Net unrealized appreciation (depreciation) on investments and futures	(10,535,532)

Net assets	$912,589,616

Class IA
Net asset value, offering and redemption price per share, $912,589,616 / 90,307,497 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.11

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends ($231,875 of dividend income received from affiliates)	$3,089,552
Interest	19,371

Total income	3,108,923

EXPENSES
Investment management fees	1,896,469
Administrative fees	684,225
Custodian fees	103,479
Printing and mailing expenses	48,865
Professional fees	27,446
Trustees’ fees	9,603
Miscellaneous	8,702

Gross expenses	2,778,789
Less: Reimbursement from sub-advisor	(127,170)

Net expenses	2,651,619

NET INVESTMENT INCOME (LOSS)	457,304

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	5,786,851
Futures	500,940

Net realized gain (loss)	6,287,791

Change in unrealized appreciation (depreciation) on:
Securities	(17,828,560)
Futures	(28,555,067)

Net change in unrealized appreciation (depreciation)	(46,383,627)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(40,095,836)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(39,638,532)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	August 28, 2009* to December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$457,304	$929,829
Net realized gain (loss) on investments and futures	6,287,791	8,536,185
Net change in unrealized appreciation (depreciation) on investments and futures	(46,383,627)	35,848,095

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(39,638,532)	45,314,109

DIVIDENDS:
Dividends from net investment income
Class IA	—	(810,615)

TOTAL DIVIDENDS	—	(810,615)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [23,541,409 and 73,560,572 shares, respectively]	251,785,966	728,103,559
Capital shares issued in reinvestment of dividends [0 and 79,669 shares, respectively]	—	810,615
Capital shares repurchased [(5,142,097) and (1,742,056) shares, respectively]	(55,785,292)	(17,290,194)

Total Class IA transactions	196,000,674	711,623,980

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	196,000,674	711,623,980

TOTAL INCREASE (DECREASE) IN NET ASSETS	156,362,142	756,127,474
NET ASSETS:
Beginning of period	756,227,474	100,000

End of period (a)	$912,589,616	$756,227,474

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$576,518	$119,214

* The Portfolio commenced operations on August 28, 2009.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2010 (Unaudited)	August 28, 2009* to December 31, 2009
Net asset value, beginning of period	$10.52	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments and futures	(0.42)	0.51

Total from investment operations	(0.41)	0.53

Less distributions:
Dividends from net investment income	—	(0.01)

Net asset value, end of period	$10.11	$10.52

Total return (b)	(3.90)%	5.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$912,590	$756,227
Ratio of expenses to average net assets:
After reimbursements (a)	0.63%	0.65%
Before reimbursements (a)	0.66%	0.66%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	0.11%	0.50%
Before reimbursement (a)	0.08%	0.50%
Portfolio turnover rate	17%	29%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Financials	15.8%
Industrials	7.4
Consumer Staples	7.1
Consumer Discretionary	6.0
Materials	6.3
Health Care	5.5
Energy	4.8
Utilities	3.9
Telecommunication Services	3.7
Information Technology	3.3
Cash and Other	36.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$847.00	$3.16
Hypothetical (5% average return before expenses)	1,000.00	1,021.37	3.46
Class IB
Actual	1,000.00	846.20	4.30
Hypothetical (5% average return before expenses)	1,000.00	1,020.13	4.71

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.69% and 0.94% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (5.1%)
AGL Energy Ltd.	4,947	$60,924
Alumina Ltd.	26,990	34,201
Amcor Ltd.	13,450	71,657
AMP Ltd.	22,533	97,978
Aristocrat Leisure Ltd.	4,474	13,670
Arrow Energy Ltd.*	3,325	13,526
Asciano Group*	32,317	43,614
ASX Ltd.	1,901	46,382
Australia & New Zealand Banking Group Ltd.	27,799	499,051
Bendigo and Adelaide Bank Ltd.	3,882	26,535
BHP Billiton Ltd.	36,821	1,145,128
Billabong International Ltd.	2,255	16,422
BlueScope Steel Ltd.*	20,157	35,114
Boral Ltd.	6,597	26,519
Brambles Ltd.	15,549	70,889
Caltex Australia Ltd.	1,514	11,823
CFS Retail Property Trust (REIT)	19,455	30,828
Coca-Cola Amatil Ltd.	6,186	61,953
Cochlear Ltd.	625	38,932
Commonwealth Bank of Australia	16,836	682,372
Computershare Ltd.	4,907	43,413
Crown Ltd.	5,002	32,420
CSL Ltd.	6,117	166,830
CSR Ltd.	16,826	23,598
Dexus Property Group (REIT)	52,702	33,932
Energy Resources of Australia Ltd.	838	9,285
Fairfax Media Ltd.	23,460	25,748
Fortescue Metals Group Ltd.*	13,706	46,729
Foster’s Group Ltd.	21,233	100,450
Goodman Fielder Ltd.	15,400	17,364
Goodman Group (REIT)	68,601	36,169
GPT Group (REIT)	19,459	45,686
Harvey Norman Holdings Ltd.	5,929	16,390
Incitec Pivot Ltd.	17,942	40,680
Insurance Australia Group Ltd.	22,905	65,158
Intoll Group	25,127	21,851
Leighton Holdings Ltd.	1,487	35,835
Lend Lease Group	5,939	36,254
MacArthur Coal Ltd.	1,425	14,330
Macquarie Group Ltd.	3,681	113,279
MAp Group	4,205	9,440
Metcash Ltd.	8,479	29,830
Mirvac Group (REIT)	33,028	36,158
National Australia Bank Ltd.	23,262	449,334
Newcrest Mining Ltd.	5,312	156,229
OneSteel Ltd.	14,687	36,366
Orica Ltd.	3,974	83,664
Origin Energy Ltd.	9,657	120,649
OZ Minerals Ltd.*	34,577	27,640
Paladin Energy Ltd.*	7,563	22,595
Qantas Airways Ltd.*	12,312	22,602
QBE Insurance Group Ltd.	11,263	171,404
Rio Tinto Ltd.	4,785	265,012
Santos Ltd.	9,155	96,100
Sims Metal Management Ltd.	1,804	25,685
Sonic Healthcare Ltd.	4,079	35,531

	Number of Shares	Value (Note 1)

SP AusNet	15,250	$9,764
Stockland Corp., Ltd. (REIT)	26,227	81,489
Suncorp-Metway Ltd.	13,982	93,846
TABCORP Holdings Ltd.	6,719	35,591
Tatts Group Ltd.	14,145	26,479
Telstra Corp., Ltd.	47,877	130,273
Toll Holdings Ltd.	7,347	33,550
Transurban Group	14,042	49,811
Wesfarmers Ltd.	11,037	264,249
Wesfarmers Ltd. (PPS)	1,678	40,384
Westfield Group (REIT)	24,074	245,030
Westpac Banking Corp.	32,662	576,788
Woodside Petroleum Ltd.	5,976	208,437
Woolworths Ltd.	13,614	308,623
WorleyParsons Ltd.	2,113	39,044

		7,684,516

Austria (0.2%)
Erste Group Bank AG	2,082	66,235
Immofinaz AG*	10,981	28,271
OMV AG	1,654	49,849
Raiffeisen International Bank Holding AG*	601	22,905
Telekom Austria AG	3,670	40,795
Verbund AG, Class A	837	25,638
Vienna Insurance Group	429	17,888
Voestalpine AG	1,216	33,282

		284,863

Belgium (0.6%)
Ageas	24,624	54,996
Anheuser-Busch InBev N.V.	7,925	380,669
Belgacom S.A.	1,678	52,823
Cie Nationale a Portefeuille	308	13,075
Colruyt S.A.	167	39,276
Delhaize Group S.A.	1,110	80,373
Dexia S.A.*	6,154	21,439
Groupe Bruxelles Lambert S.A.	889	61,749
KBC Groep N.V.*	1,774	68,043
Mobistar S.A.	302	15,972
Solvay S.A.	654	55,843
UCB S.A.	1,115	34,932
Umicore S.A.	1,260	36,459

		915,649

Bermuda (0.0%)
Seadrill Ltd.	3,079	55,346

China (0.0%)
Foxconn International Holdings Ltd.*	23,404	15,196
Yangzijiang Shipbuilding Holdings Ltd.	16,327	15,585

		30,781

Cyprus (0.0%)
Bank of Cyprus PCL	6,307	25,275

Denmark (0.6%)
A. P. Moller - Maersk A/S, Class A	6	45,682
A. P. Moller - Maersk A/S, Class B	15	117,611

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Carlsberg A/S, Class B	1,177	$89,484
Coloplast A/S, Class B	253	25,114
Danske Bank A/S*	4,997	95,968
DSV A/S	2,314	33,201
Novo Nordisk A/S, Class B	4,782	385,743
Novozymes A/S, Class B	508	53,918
Tryg A/S	286	15,037
Vestas Wind Systems A/S*	2,241	93,154
William Demant Holding A/S*	263	19,205

		974,117

Finland (0.7%)
Elisa Oyj*	1,476	25,552
Fortum Oyj	4,885	107,539
Kesko Oyj, Class B	740	23,963
Kone Oyj, Class B	1,699	67,556
Metso Oyj	1,410	45,026
Neste Oil Oyj	1,425	20,703
Nokia Oyj	41,107	335,650
Nokian Renkaat Oyj	1,193	29,217
Orion Oyj, Class B	1,005	18,804
Outokumpu Oyj	1,418	21,320
Pohjola Bank plc	1,545	15,728
Rautaruukki Oyj	942	13,735
Sampo Oyj, Class A	4,622	96,707
Sanoma Oyj	899	15,510
Stora Enso Oyj, Class R	6,420	45,927
UPM-Kymmene Oyj	5,725	75,861
Wartsila Oyj	872	39,723

		998,521

France (5.8%)
Accor S.A.*	1,614	74,121
Aeroports de Paris S.A.	330	21,031
Air France-KLM*	1,506	17,716
Air Liquide S.A.	3,095	310,868
Alcatel-Lucent*	25,539	65,138
Alstom S.A.	2,261	101,959
Atos Origin S.A.*	504	20,130
AXA S.A.	9,296	140,982
bioMerieux S.A.	133	13,647
BNP Paribas S.A.	10,406	555,622
Bouygues S.A.	2,533	97,022
Bureau Veritas S.A.	541	29,125
Cap Gemini S.A.	1,611	70,385
Carrefour S.A.	6,579	259,763
Casino Guichard Perrachon S.A.	609	45,989
Christian Dior S.A.	701	66,607
Cie de Saint-Gobain S.A.	4,227	156,073
Cie Generale de Geophysique-Veritas*	1,590	27,927
Cie Generale d’Optique Essilor International S.A.	2,251	134,025
CNP Assurances S.A.	412	28,064
Compagnie Generale des Etablissements Michelin, Class B	1,621	112,995
Credit Agricole S.A.	5,076	51,960
Danone S.A.	6,392	341,345
Dassault Systemes S.A.	651	39,396
EDF S.A.	2,846	108,155
Eiffage S.A.	451	19,468

	Number of Shares	Value (Note 1)

Eramet S.A.	59	$14,446
Eurazeo S.A.	314	18,054
Eutelsat Communications S.A.	1,095	36,582
Fonciere Des Regions (REIT)	270	22,325
France Telecom S.A.	20,351	351,175
GDF Suez S.A.	13,650	386,194
Gecina S.A. (REIT)	210	18,760
Groupe Eurotunnel S.A.	5,272	35,630
Hermes International S.A.	581	77,086
ICADE (REIT)	259	21,849
Iliad S.A.	182	14,117
Imerys S.A.	419	21,191
Ipsen S.A.	330	10,061
J.C. Decaux S.A.*	740	17,141
Klepierre S.A. (REIT)	1,009	27,702
Lafarge S.A.	2,204	119,176
Lagardere S.C.A.	1,304	40,404
Legrand S.A.	1,453	42,807
L’Oreal S.A.	2,631	257,090
LVMH Moet Hennessy Louis Vuitton S.A.	2,692	293,233
Metropole Television S.A.	722	14,627
Natixis S.A.*	9,636	41,453
Neopost S.A.	346	25,039
PagesJaunes Groupe S.A.	1,413	14,556
Pernod-Ricard S.A.	2,175	168,251
Peugeot S.A.*	1,680	42,466
PPR S.A.	835	103,042
Publicis Groupe S.A.	1,416	56,288
Renault S.A.*	2,116	77,874
Safran S.A.	1,840	51,026
Sanofi-Aventis S.A.	11,574	697,946
Schneider Electric S.A.	2,597	262,855
SCOR SE	1,833	35,035
Societe BIC S.A.	296	20,996
Societe Generale S.A.	6,905	280,887
Societe Television Francaise 1 S.A.	1,308	17,094
Sodexo S.A.	1,039	57,546
Suez Environnement Co. S.A.	2,971	48,945
Technip S.A.	1,084	61,721
Thales S.A.	991	31,856
Total S.A.	23,189	1,032,015
Unibail-Rodamco S.A. (REIT)	1,003	162,787
Vallourec S.A.	599	102,274
Veolia Environnement	3,801	88,782
Vinci S.A.	4,782	196,913
Vivendi S.A.	13,493	272,975

		8,699,785

Germany (5.0%)
Adidas AG	2,300	111,016
Allianz SE (Registered)	4,982	494,695
BASF SE	10,080	549,930
Bayer AG	9,075	506,340
Bayerische Motoren Werke (BMW) AG	3,638	175,964
Bayerische Motoren Werke (BMW) AG (Preference)	581	20,386
Beiersdorf AG	1,111	61,073
Celesio AG	852	18,547
Commerzbank AG*	7,817	54,557

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Continental AG*	555	$28,781
Daimler AG*	9,899	501,258
Deutsche Bank AG (Registered)	6,815	385,308
Deutsche Boerse AG	2,144	130,263
Deutsche Lufthansa AG (Registered)*	2,534	34,916
Deutsche Post AG (Registered)	9,303	134,950
Deutsche Postbank AG*	970	28,006
Deutsche Telekom AG (Registered)	31,120	366,850
E.ON AG	19,763	532,015
Fraport AG	410	17,426
Fresenius Medical Care AG & Co. KGaA	2,142	115,881
Fresenius SE	314	20,880
Fresenius SE (Preference)	888	58,718
GEA Group AG	1,829	36,333
Hannover Rueckversicherung AG (Registered)	668	28,776
HeidelbergCement AG	1,548	73,732
Henkel AG & Co. KGaA	1,432	58,483
Henkel AG & Co. KGaA (Preference)	1,960	95,350
Hochtief AG	504	29,951
Infineon Technologies AG*	11,972	69,187
K+S AG	1,581	72,727
Linde AG	1,853	194,570
MAN SE	1,163	95,880
Merck KGaA	713	51,943
Metro AG	1,428	72,599
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2,168	271,417
Porsche Automobil Holding SE (Preference)	967	41,252
Puma AG Rudolf Dassler Sport	59	15,572
RWE AG	4,597	299,635
RWE AG (Preference)	432	26,051
Salzgitter AG	466	27,773
SAP AG	9,420	418,416
Siemens AG (Registered)	9,028	807,888
Suedzucker AG	743	13,324
ThyssenKrupp AG	3,679	90,374
TUI AG*	1,552	13,645
United Internet AG	1,341	14,745
Volkswagen AG	327	27,694
Volkswagen AG (Preference)	1,870	163,715
Wacker Chemie AG	174	25,182

		7,483,974

Greece (0.2%)
Alpha Bank AE*	5,621	27,474
Coca Cola Hellenic Bottling Co. S.A.	2,019	43,077
EFG Eurobank Ergasias S.A.*	3,607	16,008
Hellenic Telecommunications Organization S.A.*	2,731	20,533
National Bank of Greece S.A.*	6,685	72,841
OPAP S.A.	2,475	30,785
Piraeus Bank S.A.*	3,748	15,802
Public Power Corp. S.A.	1,294	18,559

		245,079

	Number of Shares	Value (Note 1)

Hong Kong (1.6%)
ASM Pacific Technology Ltd.	2,000	$15,551
Bank of East Asia Ltd.	16,600	59,780
BOC Hong Kong Holdings Ltd.	40,500	92,059
Cathay Pacific Airways Ltd.	13,000	25,487
Cheung Kong Holdings Ltd.	15,000	172,369
Cheung Kong Infrastructure Holdings Ltd.	5,000	18,512
CLP Holdings Ltd.	21,000	152,046
Esprit Holdings Ltd.	12,681	68,386
Hang Lung Group Ltd.	9,000	48,488
Hang Lung Properties Ltd.	23,000	88,215
Hang Seng Bank Ltd.	8,400	112,228
Henderson Land Development Co., Ltd.	12,000	69,911
Hong Kong & China Gas Co., Ltd.	47,200	116,663
Hong Kong Exchanges and Clearing Ltd.	11,000	171,526
HongKong Electric Holdings Ltd.	15,500	92,254
Hopewell Holdings Ltd.	6,500	18,283
Hutchison Whampoa Ltd.	23,000	142,002
Hysan Development Co., Ltd.	7,000	19,683
Kerry Properties Ltd.	8,000	34,337
Li & Fung Ltd.	24,000	107,437
Lifestyle International Holdings Ltd.	6,664	12,925
Link REIT (REIT)	24,500	60,616
Mongolia Energy Co., Ltd.*	34,648	12,092
MTR Corp.	16,000	54,517
New World Development Ltd.	28,000	45,232
Noble Group Ltd.	32,454	39,188
NWS Holdings Ltd.	9,000	16,268
Orient Overseas International Ltd.*	2,500	17,859
PCCW Ltd.	42,000	12,191
Shangri-La Asia Ltd.	14,000	25,800
Sino Land Co., Ltd.	18,000	31,970
Sun Hung Kai Properties Ltd.	15,000	203,944
Swire Pacific Ltd., Class A	8,500	96,312
Television Broadcasts Ltd.	3,000	13,903
Wharf Holdings Ltd.	15,000	72,611
Wheelock & Co., Ltd.	10,000	28,100
Wing Hang Bank Ltd.	2,000	19,493
Yue Yuen Industrial Holdings Ltd.	8,000	24,854

		2,413,092

Ireland (0.3%)
Bank of Ireland*	37,238	30,620
CRH plc	7,670	160,539
Elan Corp. plc*	5,506	24,938
Experian plc	11,286	97,719
James Hardie Industries SE (CDI)*	4,814	25,072
Kerry Group plc, Class A	1,548	42,881
Shire plc	6,175	125,514

		507,283

Israel (0.6%)
Bank Hapoalim B.M.*	10,946	39,324
Bank Leumi Le-Israel B.M.*	13,003	46,193

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Bezeq Israeli Telecommunication Corp., Ltd.	19,100	$41,785
Cellcom Israel Ltd.	553	13,796
Delek Group Ltd.	45	9,359
Discount Investment Corp.	301	4,773
Elbit Systems Ltd.	260	13,187
Israel Chemicals Ltd.	4,886	50,953
Israel Corp. Ltd.*	26	16,097
Israel Discount Bank Ltd., Class A*	6,817	11,504
Makhteshim-Agan Industries Ltd.	1,856	6,185
Mizrahi Tefahot Bank Ltd.*	1,550	11,264
NICE Systems Ltd.*	688	17,087
Ormat Industries	756	5,606
Partner Communications Co., Ltd.	949	14,591
Teva Pharmaceutical Industries Ltd.	10,191	531,756

		833,460

Italy (1.8%)
A2A S.p.A.	12,228	16,578
Assicurazioni Generali S.p.A.	12,824	223,783
Atlantia S.p.A.	2,650	46,981
Autogrill S.p.A.*	1,281	15,338
Banca Carige S.p.A.	6,362	12,439
Banca Monte dei Paschi di Siena S.p.A.*	24,611	27,865
Banca Popolare di Milano S.c.a.r.l.	4,398	18,147
Banco Popolare S.c.a.r.l.	7,082	38,919
Beni Stabili S.p.A.*	786	596
Enel S.p.A.	72,263	305,709
ENI S.p.A.	28,572	524,500
Exor S.p.A.	736	12,400
Fiat S.p.A.	8,414	86,595
Finmeccanica S.p.A.	4,465	46,334
Intesa Sanpaolo S.p.A.	94,976	243,436
Luxottica Group S.p.A.	1,285	30,960
Mediaset S.p.A.	7,824	44,548
Mediobanca S.p.A.*	5,235	39,019
Mediolanum S.p.A.	2,727	10,671
Parmalat S.p.A.	19,067	44,294
Pirelli & C. S.p.A.	29,219	16,146
Prysmian S.p.A.	2,007	28,832
Saipem S.p.A.	2,914	88,559
Snam Rete Gas S.p.A.	15,738	62,566
Telecom Italia S.p.A.	103,004	113,529
Telecom Italia S.p.A. (RNC)	66,427	60,532
Terna Rete Elettrica Nazionale S.p.A.	14,343	51,655
UniCredit S.p.A.	169,265	375,718
Unione di Banche Italiane S.c.p.A.	6,694	57,597

		2,644,246

Japan (14.9%)
77 Bank Ltd.	4,000	21,444
ABC-Mart, Inc.	300	11,771
Acom Co., Ltd.	490	6,315
Advantest Corp.	1,800	37,692
Aeon Co., Ltd.	6,600	70,050
Aeon Credit Service Co., Ltd.	1,000	8,869

	Number of Shares	Value (Note 1)

Aeon Mall Co., Ltd.	900	$17,858
Air Water, Inc.	2,000	21,872
Aisin Seiki Co., Ltd.	2,100	56,736
Ajinomoto Co., Inc.	7,000	63,389
Alfresa Holdings Corp.	400	19,296
All Nippon Airways Co., Ltd.*	9,000	28,477
Amada Co., Ltd.	4,000	26,268
Aozora Bank Ltd.	4,000	5,198
Asahi Breweries Ltd.	4,300	72,686
Asahi Glass Co., Ltd.	11,000	102,635
Asahi Kasei Corp.	14,000	73,272
Asics Corp.	2,000	18,326
Astellas Pharma, Inc.	5,000	167,213
Bank of Kyoto Ltd.	4,000	32,848
Bank of Yokohama Ltd.	13,000	59,357
Benesse Holdings, Inc.	800	36,434
Bridgestone Corp.	7,200	114,143
Brother Industries Ltd.	2,600	27,070
Canon Marketing Japan, Inc.	700	9,864
Canon, Inc.	12,400	462,310
Casio Computer Co., Ltd.	2,600	15,576
Central Japan Railway Co.	17	140,002
Chiba Bank Ltd.	8,000	48,196
Chiyoda Corp.	2,000	14,509
Chubu Electric Power Co., Inc.	7,300	180,994
Chugai Pharmaceutical Co., Ltd.	2,500	44,148
Chugoku Bank Ltd.	2,000	23,574
Chugoku Electric Power Co., Inc.	3,300	68,089
Chuo Mitsui Trust Holdings, Inc.	11,000	38,737
Citizen Holdings Co., Ltd.	2,700	16,423
Coca-Cola West Co., Ltd.	600	9,921
Cosmo Oil Co., Ltd.	7,000	16,828
Credit Saison Co., Ltd.	1,700	17,585
Dai Nippon Printing Co., Ltd.	6,000	69,335
Daicel Chemical Industries Ltd.	3,000	20,234
Daido Steel Co., Ltd.	3,000	12,874
Daihatsu Motor Co., Ltd.	2,000	18,566
Dai-ichi Life Insurance Co., Ltd.	88	121,021
Daiichi Sankyo Co., Ltd.	7,400	132,339
Daikin Industries Ltd.	2,600	79,353
Dainippon Sumitomo Pharma Co., Ltd.	1,800	13,835
Daito Trust Construction Co., Ltd.	900	50,878
Daiwa House Industry Co., Ltd.	5,000	45,043
Daiwa Securities Group, Inc.	18,000	75,721
DeNA Co., Ltd.	900	23,735
Denki Kagaku Kogyo KK	5,000	23,322
Denso Corp.	5,300	146,534
Dentsu, Inc.	1,881	49,644
Dowa Holdings Co., Ltd.	3,000	14,449
East Japan Railway Co.	3,709	247,243
Eisai Co., Ltd.	2,800	92,629
Electric Power Development Co., Ltd.	1,300	41,298
Elpida Memory, Inc.*	2,000	30,900
FamilyMart Co., Ltd.	700	23,070
Fanuc Ltd.	2,100	235,599
Fast Retailing Co., Ltd.	600	90,560
Fuji Electric Holdings Co., Ltd.	6,000	17,159
Fuji Heavy Industries Ltd.*	6,000	32,031
Fuji Media Holdings, Inc.	4	5,748

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Fujifilm Holdings Corp.	5,100	$146,707
Fujitsu Ltd.	20,000	125,648
Fukuoka Financial Group, Inc.	9,000	37,328
Furukawa Electric Co., Ltd.	7,000	30,748
GS Yuasa Corp.	4,000	26,116
Gunma Bank Ltd.	4,000	21,159
Hachijuni Bank Ltd.	5,000	28,152
Hakuhodo DY Holdings, Inc.	260	13,053
Hankyu Hanshin Holdings, Inc.	13,000	57,203
Hino Motors Ltd.	3,000	14,754
Hirose Electric Co., Ltd.	400	36,521
Hiroshima Bank Ltd.	6,000	23,925
Hisamitsu Pharmaceutical Co., Inc.	700	27,775
Hitachi Chemical Co., Ltd.	1,200	22,278
Hitachi Construction Machinery Co., Ltd.	1,100	20,320
Hitachi High-Technologies Corp.	800	14,725
Hitachi Ltd.*	50,000	181,324
Hitachi Metals Ltd.	2,000	20,299
Hokkaido Electric Power Co., Inc.	2,000	43,054
Hokuhoku Financial Group, Inc.	14,000	25,672
Hokuriku Electric Power Co.	1,900	41,647
Honda Motor Co., Ltd.	18,100	525,651
HOYA Corp.	4,800	101,923
Ibiden Co., Ltd.	1,400	37,743
Idemitsu Kosan Co., Ltd.	200	15,022
IHI Corp.	15,000	23,954
INPEX Corp.	9	50,022
Isetan Mitsukoshi Holdings Ltd.	4,100	39,973
Isuzu Motors Ltd.	13,000	38,818
Ito En Ltd.	600	9,181
ITOCHU Corp.	16,600	129,428
ITOCHU Techno-Solutions Corp.	300	10,871
Iyo Bank Ltd.	3,000	27,864
J. Front Retailing Co., Ltd.	5,000	24,133
Jafco Co., Ltd.	400	8,783
Japan Petroleum Exploration Co.	300	12,240
Japan Prime Realty Investment Corp. (REIT)	8	16,811
Japan Real Estate Investment Corp. (REIT)	5	40,778
Japan Retail Fund Investment Corp. (REIT)	18	21,884
Japan Steel Works Ltd.	3,000	26,416
Japan Tobacco, Inc.	49	152,333
JFE Holdings, Inc.	5,100	157,446
JGC Corp.	2,000	30,320
Joyo Bank Ltd.	7,000	27,798
JS Group Corp.	2,800	53,458
JSR Corp.	2,000	33,534
JTEKT Corp.	2,100	19,365
Jupiter Telecommunications Co., Ltd.	27	25,732
JX Holdings, Inc.*	24,690	120,684
Kajima Corp.	9,000	20,308
Kamigumi Co., Ltd.	3,000	23,056
Kaneka Corp.	3,000	17,396
Kansai Electric Power Co., Inc.	8,300	202,647
Kansai Paint Co., Ltd.	2,000	17,116
Kao Corp.	5,900	138,696

	Number of Shares	Value (Note 1)

Kawasaki Heavy Industries Ltd.	16,000	$38,830
Kawasaki Kisen Kaisha Ltd.*	7,000	28,323
KDDI Corp.	32	152,003
Keihin Electric Express Railway Co., Ltd.	5,000	44,127
Keio Corp.	6,000	38,640
Keisei Electric Railway Co., Ltd.	3,000	16,711
Keyence Corp.	500	115,019
Kikkoman Corp.	2,000	20,961
Kinden Corp.	2,000	17,007
Kintetsu Corp.	18,000	54,880
Kirin Holdings Co., Ltd.	9,000	113,339
Kobe Steel Ltd.	27,000	51,557
Koito Manufacturing Co., Ltd.	1,000	14,685
Komatsu Ltd.	10,400	187,929
Konami Corp.	1,000	15,761
Konica Minolta Holdings, Inc.	5,500	52,928
Kubota Corp.	13,000	99,273
Kuraray Co., Ltd.	4,000	46,707
Kurita Water Industries Ltd.	1,200	32,777
Kyocera Corp.	1,800	145,357
Kyowa Hakko Kirin Co., Ltd.	3,000	28,495
Kyushu Electric Power Co., Inc.	4,200	94,184
Lawson, Inc.	700	30,594
Mabuchi Motor Co., Ltd.	300	13,735
Makita Corp.	1,200	32,012
Marubeni Corp.	18,000	92,203
Marui Group Co., Ltd.	2,500	16,844
Maruichi Steel Tube Ltd.	500	9,574
Matsui Securities Co., Ltd.	1,500	9,143
Mazda Motor Corp.	16,500	38,520
McDonald’s Holdings Co. Japan Ltd.	776	17,383
Medipal Holdings Corp.	1,600	19,032
MEIJI Holdings Co. Ltd.	711	29,051
Minebea Co., Ltd.	4,000	22,052
Mitsubishi Chemical Holdings Corp.	13,500	61,476
Mitsubishi Corp.	14,900	310,484
Mitsubishi Electric Corp.	21,000	163,567
Mitsubishi Estate Co., Ltd.	13,000	180,493
Mitsubishi Gas Chemical Co., Inc.	4,000	19,384
Mitsubishi Heavy Industries Ltd.	33,000	113,343
Mitsubishi Logistics Corp.	1,000	11,160
Mitsubishi Materials Corp.*	12,000	32,032
Mitsubishi Motors Corp.*	43,000	54,410
Mitsubishi Tanabe Pharma Corp.	2,000	30,459
Mitsubishi UFJ Financial Group, Inc.	139,700	633,282
Mitsubishi UFJ Lease & Finance Co., Ltd.	650	21,882
Mitsui & Co., Ltd.	19,100	224,549
Mitsui Chemicals, Inc.	10,000	27,764
Mitsui Engineering & Shipbuilding Co., Ltd.	8,000	16,105
Mitsui Fudosan Co., Ltd.	9,000	125,823
Mitsui Mining & Smelting Co., Ltd.	6,000	15,891
Mitsui O.S.K. Lines Ltd.	13,000	85,792
Mitsumi Electric Co., Ltd.	900	15,314
Mizuho Financial Group, Inc.	151,635	248,881

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Mizuho Securities Co., Ltd.	6,000	$13,299
Mizuho Trust & Banking Co., Ltd.*	17,000	14,603
MS&AD Insurance Group Holdings, Inc.	5,980	127,656
Murata Manufacturing Co., Ltd.	2,200	104,781
Namco Bandai Holdings, Inc.	2,100	18,425
NEC Corp.	29,000	74,859
NGK Insulators Ltd.	3,000	46,638
NGK Spark Plug Co., Ltd.	2,000	24,788
NHK Spring Co., Ltd.	2,000	18,337
Nidec Corp.	1,200	100,505
Nikon Corp.	3,500	60,329
Nintendo Co., Ltd.	1,100	320,426
Nippon Building Fund, Inc. (REIT)	6	47,426
Nippon Electric Glass Co., Ltd.	4,000	45,521
Nippon Express Co., Ltd.	9,000	40,496
Nippon Meat Packers, Inc.	2,000	24,729
Nippon Paper Group, Inc.	1,130	31,280
Nippon Sheet Glass Co., Ltd.	7,000	17,044
Nippon Steel Corp.	56,000	185,608
Nippon Telegraph & Telephone Corp.	5,724	233,705
Nippon Yusen KK	17,000	61,736
Nishi-Nippon City Bank Ltd.	8,000	23,027
Nissan Chemical Industries Ltd.	2,000	22,368
Nissan Motor Co., Ltd.*	27,300	189,250
Nissha Printing Co., Ltd.	400	10,697
Nisshin Seifun Group, Inc.	2,000	22,627
Nisshin Steel Co., Ltd.	8,000	12,777
Nisshinbo Holdings, Inc.	1,000	9,605
Nissin Food Holdings Co., Ltd.	700	25,769
Nitori Co., Ltd.	400	34,429
Nitto Denko Corp.	1,800	58,728
NKSJ Holdings, Inc.*	15,700	93,101
NOK Corp.	1,200	19,048
Nomura Holdings, Inc.	38,800	212,408
Nomura Real Estate Holdings, Inc.	1,100	13,804
Nomura Real Estate Office Fund, Inc. (REIT)	3	14,921
Nomura Research Institute Ltd.	1,100	23,255
NSK Ltd.	5,000	34,779
NTN Corp.	5,000	20,453
NTT Data Corp.	14	51,645
NTT DoCoMo, Inc.	169	255,567
NTT Urban Development Corp.	14	11,063
Obayashi Corp.	7,000	27,625
Obic Co., Ltd.	80	15,359
Odakyu Electric Railway Co., Ltd.	7,000	59,921
OJI Paper Co., Ltd.	9,000	44,021
Olympus Corp.	2,400	56,807
Omron Corp.	2,200	47,579
Ono Pharmaceutical Co., Ltd.	900	36,556
Oracle Corp. Japan	400	19,653
Oriental Land Co., Ltd.	600	50,123
ORIX Corp.	1,150	83,528
Osaka Gas Co., Ltd.	21,000	75,836
Otsuka Corp.	200	12,732

	Number of Shares	Value (Note 1)

Panasonic Corp.	21,500	$268,467
Panasonic Electric Works Co., Ltd.	4,000	39,139
Rakuten, Inc.	80	57,775
Resona Holdings, Inc.	6,705	81,561
Ricoh Co., Ltd.	7,000	88,965
Rinnai Corp.	400	20,506
Rohm Co., Ltd.	1,100	65,698
Sankyo Co., Ltd.	600	27,099
Santen Pharmaceutical Co., Ltd.	800	28,788
Sanyo Electric Co., Ltd.*	20,000	25,756
Sapporo Hokuyo Holdings, Inc.	3,575	15,776
Sapporo Holdings Ltd.	3,000	12,902
SBI Holdings, Inc.	186	23,058
Secom Co., Ltd.	2,300	102,124
Sega Sammy Holdings, Inc.	2,200	31,494
Seiko Epson Corp.	1,400	17,944
Sekisui Chemical Co., Ltd.	5,000	31,197
Sekisui House Ltd.	6,000	51,438
Senshu Ikeda Holdings, Inc.	7,245	10,484
Seven & I Holdings Co., Ltd.	8,500	195,026
Seven Bank Ltd.	7	12,675
Sharp Corp.	11,000	115,807
Shikoku Electric Power Co., Inc.	2,000	57,190
Shimadzu Corp.	3,000	22,496
Shimamura Co., Ltd.	200	18,016
Shimano, Inc.	700	29,985
Shimizu Corp.	7,000	23,936
Shin-Etsu Chemical Co., Ltd.	4,500	209,350
Shinko Electric Industries Co., Ltd.	800	10,374
Shinsei Bank Ltd.*	10,000	8,440
Shionogi & Co., Ltd.	3,300	68,272
Shiseido Co., Ltd.	3,800	83,584
Shizuoka Bank Ltd.	7,000	61,016
Showa Denko KK	16,000	28,935
Showa Shell Sekiyu KK	2,100	14,499
SMC Corp.	600	80,104
Softbank Corp.	8,900	235,241
Sojitz Corp.	13,900	21,769
Sony Corp.	11,000	292,800
Sony Financial Holdings, Inc.	10	33,438
Square Enix Holdings Co., Ltd.	700	12,870
Stanley Electric Co., Ltd.	1,600	26,483
Sumco Corp.*	1,300	21,647
Sumitomo Chemical Co., Ltd.	17,000	65,636
Sumitomo Corp.	12,400	123,504
Sumitomo Electric Industries Ltd.	8,300	97,151
Sumitomo Heavy Industries Ltd.	6,000	35,338
Sumitomo Metal Industries Ltd.	37,000	83,455
Sumitomo Metal Mining Co., Ltd.	6,000	75,283
Sumitomo Mitsui Financial Group, Inc.	14,697	414,906
Sumitomo Realty & Development Co., Ltd.	4,000	68,221
Sumitomo Rubber Industries Ltd.	1,900	16,732
Sumitomo Trust & Banking Co., Ltd.	16,000	81,393
Suruga Bank Ltd.	2,000	18,119
Suzuken Co., Ltd.	700	23,442
Suzuki Motor Corp.	3,600	70,678
Sysmex Corp.	400	22,715

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

T&D Holdings, Inc.	3,000	$64,033
Taiheiyo Cement Corp.*	10,000	12,621
Taisei Corp.	11,000	21,897
Taisho Pharmaceutical Co., Ltd.	1,000	19,732
Taiyo Nippon Sanso Corp.	3,000	23,799
Takashimaya Co., Ltd.	3,000	23,868
Takeda Pharmaceutical Co., Ltd.	8,200	350,936
TDK Corp.	1,400	76,795
Teijin Ltd.	10,000	29,695
Terumo Corp.	1,900	90,925
THK Co., Ltd.	1,300	26,876
Tobu Railway Co., Ltd.	9,000	48,406
Toho Co., Ltd.	1,200	19,783
Toho Gas Co., Ltd.	5,000	26,670
Tohoku Electric Power Co., Inc.	4,700	100,917
Tokio Marine Holdings, Inc.	8,000	209,557
Tokuyama Corp.	4,000	17,556
Tokyo Electric Power Co., Inc.	13,400	364,782
Tokyo Electron Ltd.	1,900	102,607
Tokyo Gas Co., Ltd.	28,000	128,013
Tokyo Steel Manufacturing Co., Ltd.	1,100	12,733
Tokyo Tatemono Co., Ltd.	4,000	12,263
Tokyu Corp.	13,000	52,958
Tokyu Land Corp.	5,000	17,506
TonenGeneral Sekiyu KK	3,000	25,924
Toppan Printing Co., Ltd.	6,000	47,598
Toray Industries, Inc.	16,000	76,773
Toshiba Corp.*	44,000	218,602
Tosoh Corp.	6,000	15,489
TOTO Ltd.	3,000	19,982
Toyo Seikan Kaisha Ltd.	1,700	24,669
Toyo Suisan Kaisha Ltd.	1,000	23,798
Toyoda Gosei Co., Ltd.	700	17,348
Toyota Boshoku Corp.	700	10,217
Toyota Industries Corp.	2,000	50,757
Toyota Motor Corp.	30,300	1,041,998
Toyota Tsusho Corp.	2,400	34,368
Trend Micro, Inc.	1,100	29,656
Tsumura & Co.	700	21,454
Ube Industries Ltd.	11,000	26,067
Unicharm Corp.	500	56,307
UNY Co., Ltd.	2,100	15,947
Ushio, Inc.	1,200	18,527
USS Co., Ltd.	250	17,845
West Japan Railway Co.	19	69,453
Yahoo! Japan Corp.	160	63,590
Yakult Honsha Co., Ltd.	1,100	29,861
Yamada Denki Co., Ltd.	900	58,752
Yamaguchi Financial Group, Inc.	2,000	19,074
Yamaha Corp.	1,800	18,282
Yamaha Motor Co., Ltd.*	2,800	36,957
Yamato Holdings Co., Ltd.	4,400	58,227
Yamato Kogyo Co., Ltd.	500	12,442
Yamazaki Baking Co., Ltd.	1,000	13,503
Yaskawa Electric Corp.	3,000	22,221
Yokogawa Electric Corp.	2,400	14,787

		22,457,966

Luxembourg (0.3%)
ArcelorMittal S.A.	9,427	250,722
Millicom International Cellular S.A. (SDR)	838	67,629

	Number of Shares	Value (Note 1)

SES S.A. (FDR)	3,300	$68,545
Tenaris S.A.	5,195	90,159

		477,055

Macau (0.0%)
Sands China Ltd.*	22,400	32,881
Wynn Macau Ltd.*	17,200	28,139

		61,020

Mexico (0.0%)
Fresnillo plc	1,987	28,707

Netherlands (2.9%)
Aegon N.V.*	17,191	92,093
Akzo Nobel N.V.	2,547	131,751
ASML Holding N.V.	4,741	130,195
Corio N.V. (REIT)	646	31,380
Delta Lloyd N.V.	834	13,948
European Aeronautic Defence and Space Co. N.V.*	4,489	91,599
Fugro N.V. (CVA)	753	34,430
Heineken Holding N.V.	1,217	44,399
Heineken N.V.	2,694	114,197
ING Groep N.V. (CVA)*	42,055	312,237
Koninklijke (Royal) KPN N.V.	17,889	228,422
Koninklijke Ahold N.V.	13,095	162,172
Koninklijke Boskalis Westminster N.V.	765	29,787
Koninklijke DSM N.V.	1,699	67,500
Koninklijke Philips Electronics N.V.	10,676	318,224
Koninklijke Vopak N.V.	779	28,588
QIAGEN N.V.*	2,549	49,378
Randstad Holding N.V.*	1,216	47,863
Reed Elsevier N.V.	7,568	83,488
Royal Dutch Shell plc, Class A	38,902	982,410
Royal Dutch Shell plc, Class B	29,581	716,195
SBM Offshore N.V.	1,823	26,016
TNT N.V.	4,081	102,859
Unilever N.V. (CVA)	17,878	487,449
Wolters Kluwer N.V.	3,227	61,577

		4,388,157

New Zealand (0.1%)
Auckland International Airport Ltd.	10,228	13,074
Contact Energy Ltd.*	3,405	13,257
Fletcher Building Ltd.	6,701	35,880
Sky City Entertainment Group Ltd.	6,453	12,578
Telecom Corp. of New Zealand Ltd.	21,013	27,163

		101,952

Norway (0.4%)
Aker Solutions ASA	1,825	20,904
DnB NOR ASA	10,748	103,421
Norsk Hydro ASA	7,532	33,892
Orkla ASA	8,505	54,442
Renewable Energy Corp. ASA*	5,580	13,109
Statoil ASA	12,255	236,361
Telenor ASA	9,116	114,484
Yara International ASA	2,089	58,452

		635,065

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Portugal (0.2%)
Banco Comercial Portugues S.A. (Registered)	31,289	$23,455
Banco Espirito Santo S.A. (Registered)	5,836	22,997
Brisa Auto-Estradas de Portugal S.A.	2,023	12,242
Cimpor Cimentos de Portugal SGPS S.A.	2,270	12,615
EDP-Energias de Portugal S.A.	19,272	56,905
Galp Energia SGPS S.A., Class B	2,557	38,180
Jeronimo Martins SGPS S.A.	2,448	22,320
Portugal Telecom SGPS S.A. (Registered)	6,420	63,637

		252,351

Singapore (1.1%)
Ascendas Real Estate Investment Trust (REIT)	17,000	21,943
CapitaLand Ltd.	28,000	71,394
CapitaMall Trust (REIT)	25,000	32,537
CapitaMalls Asia Ltd.	15,032	22,376
City Developments Ltd.	6,000	47,288
ComfortDelgro Corp., Ltd.	21,000	21,751
Cosco Corp. (Singapore) Ltd.	11,000	11,544
DBS Group Holdings Ltd.	19,000	184,228
Fraser and Neave Ltd.	11,000	40,201
Genting Singapore plc*	66,941	55,439
Golden Agri-Resources Ltd.	73,609	27,550
Jardine Cycle & Carriage Ltd.	1,000	21,225
Keppel Corp., Ltd.	14,000	84,357
Keppel Land Ltd.	8,000	22,010
K-Green Trust*	2,800	2,101
Neptune Orient Lines Ltd.*	10,000	14,108
Olam International Ltd.	13,000	23,804
Oversea-Chinese Banking Corp., Ltd.	27,000	169,841
SembCorp Industries Ltd.	11,000	31,788
SembCorp Marine Ltd.	9,000	24,605
Singapore Airlines Ltd.	6,000	62,166
Singapore Exchange Ltd.	9,000	47,093
Singapore Press Holdings Ltd.	17,000	45,798
Singapore Technologies Engineering Ltd.	18,000	42,093
Singapore Telecommunications Ltd.	88,000	190,085
StarHub Ltd.	6,890	11,058
United Overseas Bank Ltd.	13,000	180,597
UOL Group Ltd.	5,000	13,484
Wilmar International Ltd.	14,000	57,289

		1,579,753

Spain (2.2%)
Abertis Infraestructuras S.A.	3,263	47,016
Acciona S.A.	283	21,493
Acerinox S.A.	1,113	17,254
ACS Actividades de Construccion y Servicios S.A.	1,561	57,089
Banco Bilbao Vizcaya Argentaria S.A.	39,085	403,220
Banco de Sabadell S.A.	10,604	47,869
Banco de Valencia S.A.	2,452	10,895
Banco Popular Espanol S.A.	9,564	48,770
Banco Santander S.A.	90,312	948,997

	Number of Shares	Value (Note 1)

Bankinter S.A.	3,171	$19,267
Criteria Caixacorp S.A.	9,295	38,044
EDP Renovaveis S.A.*	2,446	14,354
Enagas S.A.	1,982	29,787
Ferrovial S.A.	4,872	31,475
Fomento de Construcciones y Contratas S.A.	461	9,846
Gamesa Corp. Tecnologica S.A.*	2,167	18,598
Gas Natural SDG S.A.	2,548	36,750
Gestevision Telecinco S.A.	1,133	10,053
Grifols S.A.	1,546	15,787
Iberdrola Renovables S.A.	9,366	29,260
Iberdrola S.A.	43,255	242,562
Iberia Lineas Aereas de Espana S.A.*	5,332	15,105
Inditex S.A.	2,398	136,003
Indra Sistemas S.A.	1,007	16,142
Mapfre S.A.*	8,241	22,367
Mapfre S.A.*†	141	382
Red Electrica Corporacion S.A.	1,194	42,681
Repsol YPF S.A.	8,049	162,621
Telefonica S.A.	45,070	832,285
Zardoya Otis S.A.*	1,482	19,095
Zardoya Otis S.A.*†	74	953

		3,346,020

Sweden (1.8%)
Alfa Laval AB	3,726	48,128
Assa Abloy AB, Class B	3,437	68,552
Atlas Copco AB, Class A	7,385	108,114
Atlas Copco AB, Class B	4,302	56,979
Boliden AB	3,025	33,503
Electrolux AB, Class B	2,644	60,355
Getinge AB, Class B	2,210	42,766
Hennes & Mauritz AB, Class B	11,225	308,660
Holmen AB, Class B	592	14,045
Husqvarna AB, Class B	4,514	27,167
Investor AB, Class B	5,014	81,151
Kinnevik Investment AB, Class B	2,399	38,438
Modern Times Group AB, Class B	558	30,436
Nordea Bank AB	35,462	292,482
Ratos AB, Class B	1,126	28,253
Sandvik AB	11,084	134,920
Scania AB, Class B	3,529	53,797
Securitas AB, Class B	3,466	31,286
Skandinaviska Enskilda Banken AB, Class A	15,528	82,363
Skanska AB, Class B	4,397	63,472
SKF AB, Class B	4,290	76,847
SSAB AB, Class A	2,002	26,833
SSAB AB, Class B	936	11,157
Svenska Cellulosa AB, Class B	6,298	74,081
Svenska Handelsbanken AB, Class A	5,380	131,769
Swedbank AB, Class A*	7,766	71,503
Swedish Match AB	2,628	57,252
Tele2 AB, Class B	3,435	51,356
Telefonaktiebolaget LM Ericsson, Class B	33,060	368,083
TeliaSonera AB	24,674	158,612
Volvo AB, Class B*	11,962	131,544

		2,763,904

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Switzerland (5.3%)
ABB Ltd. (Registered)*	24,225	$420,959
Actelion Ltd. (Registered)*	1,126	41,990
Adecco S.A. (Registered)	1,355	63,933
Aryzta AG	898	34,459
Baloise Holding AG (Registered)	552	38,407
Cie Financiere Richemont S.A., Class A	5,734	199,489
Credit Suisse Group AG (Registered)	12,352	464,235
GAM Holding Ltd.*	2,294	25,008
Geberit AG (Registered)	428	66,371
Givaudan S.A. (Registered)	84	71,001
Holcim Ltd. (Registered)	2,695	180,396
Julius Baer Group Ltd.	2,277	64,828
Kuehne + Nagel International AG (Registered)	595	60,946
Lindt & Spruengli AG	10	21,714
Lindt & Spruengli AG (Registered)	1	24,503
Logitech International S.A. (Registered)*	2,016	27,381
Lonza Group AG (Registered)	502	33,418
Nestle S.A. (Registered)	38,040	1,835,429
Nobel Biocare Holding AG (Registered)	1,373	23,466
Novartis AG (Registered)	23,151	1,123,204
Pargesa Holding S.A.	301	19,721
Roche Holding AG	7,708	1,058,490
Schindler Holding AG	777	65,129
SGS S.A. (Registered)	60	80,782
Sika AG	23	40,649
Sonova Holding AG	506	62,051
STMicroelectronics N.V.	7,025	55,651
Straumann Holding AG (Registered)	87	18,823
Swatch Group AG	339	94,873
Swatch Group AG (Registered)	482	24,648
Swiss Life Holding AG (Registered)*	337	32,255
Swiss Reinsurance Co., Ltd.	3,870	159,197
Swisscom AG (Registered)	257	87,068
Syngenta AG (Registered)	1,039	239,925
UBS AG (Registered)*	39,940	529,427
Xstrata plc	22,586	295,907
Zurich Financial Services AG	1,619	355,388

		8,041,121

United Kingdom (12.0%)
3i Group plc	10,713	42,221
Admiral Group plc	2,207	46,145
Aggreko plc	2,867	59,852
AMEC plc	3,664	44,666
Anglo American plc*	14,448	502,265
Antofagasta plc	4,348	50,470
ARM Holdings plc	14,459	59,823
Associated British Foods plc	3,927	56,444
AstraZeneca plc	15,937	748,835
Autonomy Corp. plc*	2,386	64,394
Aviva plc	30,406	141,323
BAE Systems plc	38,762	180,076

	Number of Shares	Value (Note 1)

Balfour Beatty plc	7,595	$26,988
Barclays plc	125,526	497,651
BG Group plc	37,043	548,351
BHP Billiton plc	24,218	626,686
BP plc	205,922	988,986
British Airways plc*	6,428	18,654
British American Tobacco plc	21,910	693,776
British Land Co. plc (REIT)	9,566	61,150
British Sky Broadcasting Group plc	12,531	130,700
BT Group plc, Class A	85,184	162,671
Bunzl plc	3,630	36,200
Burberry Group plc	4,792	54,037
Cable & Wireless Worldwide plc	28,698	36,764
Cairn Energy plc*	15,378	94,086
Capita Group plc	6,858	75,243
Capital Shopping Centres Group plc (REIT)	5,175	23,873
Carnival plc	1,845	59,136
Centrica plc	56,371	248,236
Cobham plc	12,679	39,964
Compass Group plc	20,532	155,776
Diageo plc	27,488	430,711
Eurasian Natural Resources Corp.	2,845	36,188
Firstgroup plc	5,328	28,826
G4S plc	15,543	61,588
GlaxoSmithKline plc	56,960	965,311
Hammerson plc (REIT)	7,764	39,224
Home Retail Group plc	9,706	30,696
HSBC Holdings plc	191,135	1,743,731
ICAP plc	6,156	36,900
Imperial Tobacco Group plc	11,179	311,696
Inmarsat plc	4,813	50,995
Intercontinental Hotels Group plc	2,859	44,529
International Power plc	16,766	74,280
Invensys plc	8,923	31,872
Investec plc	4,691	31,550
ITV plc*	40,896	30,444
J Sainsbury plc	13,274	63,162
Johnson Matthey plc	2,368	52,430
Kazakhmys plc	2,366	34,714
Kingfisher plc	25,993	80,666
Land Securities Group plc (REIT)	8,355	68,533
Legal & General Group plc	64,555	75,111
Lloyds Banking Group plc*	440,744	349,698
London Stock Exchange Group plc	1,668	13,812
Lonmin plc*	1,707	35,629
Man Group plc	18,857	62,382
Marks & Spencer Group plc	17,410	85,806
National Grid plc	38,015	280,037
Next plc	2,079	61,522
Old Mutual plc	59,704	91,326
Pearson plc	8,920	116,728
Petrofac Ltd.	2,859	50,272
Prudential plc	27,812	208,454
Randgold Resources Ltd.	991	94,222
Reckitt Benckiser Group plc	6,722	310,937
Reed Elsevier plc	13,348	98,539
Resolution Ltd.	26,791	25,202
Rexam plc	9,680	43,438
Rio Tinto plc	15,895	695,562

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Rolls-Royce Group plc*	20,370	$169,632
Rolls-Royce Group plc, Class C*†	914,040	1,366
Royal Bank of Scotland Group plc*	185,940	111,989
RSA Insurance Group plc	37,712	66,938
SABMiller plc	10,415	289,171
Sage Group plc	14,495	49,600
Schroders plc	1,240	22,316
Scottish & Southern Energy plc	10,143	168,148
Segro plc (REIT)	8,129	30,619
Serco Group plc	5,417	47,187
Severn Trent plc	2,611	47,639
Smith & Nephew plc	9,767	91,958
Smiths Group plc	4,298	68,024
Standard Chartered plc	22,227	539,581
Standard Life plc	24,640	63,237
Tesco plc	87,633	493,416
Thomas Cook Group plc	9,514	25,090
Tomkins plc	9,761	32,792
TUI Travel plc	6,221	19,298
Tullow Oil plc	9,722	144,816
Unilever plc	14,088	375,462
United Utilities Group plc	7,510	58,522
Vedanta Resources plc	1,347	42,386
Vodafone Group plc	577,287	1,196,266
Whitbread plc	1,944	40,644
WM Morrison Supermarkets plc	23,336	91,999
Wolseley plc*	3,126	61,115
WPP plc	13,785	129,631

		18,001,007

United States (0.1%)
Synthes, Inc.	654	75,202

Total Common Stocks (63.8%) (Cost $104,765,328)		96,005,267

	Number of Rights	Value (Note 1)
RIGHTS:
Norway (0.0%)
Norsk Hydro ASA, expiring 7/9/10* (Cost $—)	2,292	1,183

	Number of Warrants	Value (Note 1)

WARRANT:
Hong Kong (0.0%)
Henderson Land Development Co., Ltd., expiring 6/1/11* (Cost $—)	1,014	$172

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Short-Term Investment (6.1%)
BlackRock Liquidity Funds TempFund 0.16%
(Amortized Cost $9,138,817)	$9,138,817	9,138,817

Total Investments (69.9%) (Cost $113,904,145)		105,145,439
Other Assets Less Liabilities (30.1%)		45,304,697

Net Assets (100%)		$150,450,136

*	Non-income producing.
†	Securities (totaling $2,701 or 0.0% of net assets) at fair value by management.

Glossary:

CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
PPS	— Price Protected Share
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$15,480,657	$95,691,132	$102,032,972	$9,138,817	$5,558	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
Dow Jones EURO Stoxx 50 Index	645	September-10	$21,355,590	$20,254,798	$(1,100,792)
E-Mini MSCI EAFE Index	58	September-10	3,836,877	3,814,080	(22,797)
FTSE 100 Index	170	September-10	13,154,597	12,396,324	(758,273)
SPI 200 Index	53	September-10	5,064,749	4,753,489	(311,260)
TOPIX Index	131	September-10	12,764,814	12,423,627	(341,187)

					$(2,534,309)

At June 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 9/17/10	Credit Suisse First Boston	387	$322,733	$327,277	$(4,544)
Australian Dollar vs. U.S. Dollar, expiring 9/17/10	Credit Suisse First Boston	107	89,231	89,793	(562)
Australian Dollar vs. U.S. Dollar, expiring 9/17/10	Deutsche Bank AG	400	333,575	343,230	(9,655)
Australian Dollar vs. U.S. Dollar, expiring 9/17/10	Deutsche Bank AG	220	183,466	185,833	(2,367)
British Pound vs. U.S. Dollar, expiring 9/17/10	Deutsche Bank AG	210	313,761	316,762	(3,001)
British Pound vs. U.S. Dollar, expiring 9/17/10	Credit Suisse First Boston	185	276,409	276,566	(157)
British Pound vs. U.S. Dollar, expiring 9/17/10	Deutsche Bank AG	827	1,235,471	1,237,820	(2,349)
British Pound vs. U.S. Dollar, expiring 9/17/10	Deutsche Bank AG	326	487,077	490,852	(3,775)
European Union Euro vs. U.S. Dollar, expiring 9/17/10	Deutsche Bank AG	231	282,098	281,446	652
European Union Euro vs. U.S. Dollar, expiring 9/17/10	Credit Suisse First Boston	790	966,422	968,948	(2,526)
European Union Euro vs. U.S. Dollar, expiring 9/17/10	Credit Suisse First Boston	1,270	1,553,617	1,565,002	(11,385)
European Union Euro vs. U.S. Dollar, expiring 9/17/10	Deutsche Bank AG	1,045	1,278,369	1,273,228	5,141
Japanese Yen vs. U.S. Dollar, expiring 9/17/10	Credit Suisse First Boston	32,690	370,225	370,085	140
Japanese Yen vs. U.S. Dollar, expiring 9/17/10	Deutsche Bank AG	40,975	464,055	463,698	357
Japanese Yen vs. U.S. Dollar, expiring 9/17/10	Credit Suisse First Boston	106,450	1,205,582	1,193,263	12,319

					$(21,712)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$9,870,884	$—	$9,870,884
Consumer Staples	—	10,206,772	—	10,206,772
Energy	—	6,827,843	—	6,827,843
Financials	—	23,186,169	382	23,186,551
Health Care	—	8,680,814	—	8,680,814
Industrials	—	11,780,998	2,319	11,783,317
Information Technology	—	4,992,009	—	4,992,009
Materials	—	9,710,136	—	9,710,136
Telecommunication Services	—	5,429,525	—	5,429,525
Utilities	—	5,317,416	—	5,317,416
Forward Currency Contracts	—	18,609	—	18,609
Rights
Materials	—	1,183	—	1,183
Short-Term Investments	—	9,138,817	—	9,138,817
Warrants
Financials	—	172	—	172

Total Assets	$—	$105,161,347	$2,701	$105,164,048

Liabilities:
Forward Currency Contracts	$—	$(40,321)	$—	$(40,321)
Futures	(2,534,309)	—	—	(2,534,309)

Total Liabilities	$(2,534,309)	$(40,321)	$—	$(2,574,630)

Total	$(2,534,309)	$105,121,026	$2,701	$102,589,418

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments in Securities-Industrials
Balance as of 12/31/09	$—	$439
Total gains or losses (realized/unrealized) included in earnings	33	907
Purchases, sales, issuances, and settlements (net)	349	973
Transfers into Level 3	—	—
Transfers in out of Level 3	—	—
Balance as of 6/30/10	$382	$2,319
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$33	$911

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	18,609
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$18,609

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(40,321)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(2,534,309	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(2,574,630)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(308,734)	—	(308,734)
Credit contracts	—	—	—	—	—
Equity contracts	—	(4,202,691)	—	—	(4,202,691)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$ (4,202,691)	$ (308,734)	$—	$ (4,511,425)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	382,219	—	382,219
Credit contracts	—	—	—	—	—
Equity contracts	—	(2,832,826)	—	—	(2,832,826)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$ (2,832,826)	$382,219	$—	$ (2,450,607)

This Portfolio held forward foreign currency contracts with an average settlement value of approximately $15,506,000 and futures contracts with an average notional balance of approximately $26,688,000 during the six months ended June 30, 2010.

^ This Portfolio held forward foreign currency and futures contracts to gain or reduce exposure to the financial markets.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$66,349,860
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$927,512

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$658,818
Aggregate gross unrealized depreciation	(9,490,274)

Net unrealized depreciation	$(8,831,456)

Federal income tax cost of investments	$113,976,895

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $9,138,817)	$9,138,817
Unaffiliated Issuers (Cost $104,765,328)	96,006,622
Foreign cash (Cost $40,841,269)	40,982,077
Cash held as collateral at broker	4,138,100
Receivable from Separate Accounts for Trust shares sold	583,958
Dividends, interest and other receivables	168,794
Unrealized appreciation of forward foreign currency contracts	18,609
Receivable from investment sub-advisor	2,156
Receivable for securities sold	32
Other assets	670

Total assets	151,039,835

LIABILITIES
Overdraft payable	150,220
Variation margin payable on futures contracts	304,798
Investment management fees payable	45,942
Unrealized depreciation of forward foreign currency contracts	40,321
Administrative fees payable	23,361
Payable to Separate Accounts for Trust shares redeemed	4,716
Distribution fees payable - Class IB	2,323
Trustees’ fees payable	159
Accrued expenses	17,859

Total liabilities	589,699

NET ASSETS	$150,450,136

Net assets were comprised of:
Paid in capital	$169,233,864
Accumulated undistributed net investment income (loss)	689,611
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(8,298,526)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(11,174,813)

Net assets	$150,450,136

Class IA
Net asset value, offering and redemption price per share, $137,661,388 / 13,225,333 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.41

Class IB
Net asset value, offering and redemption price per share, $12,788,748 / 1,230,185 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.40

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $137,426 foreign withholding tax) ($5,558 of dividend income received from affiliates)	$988,598
Interest	10,328

Total income	998,926

EXPENSES
Investment management fees	219,807
Administrative fees	107,981
Custodian fees	39,757
Professional fees	20,633
Distribution fees - Class IB	5,494
Printing and mailing expenses	5,092
Trustees’ fees	923
Miscellaneous	3,618

Gross expenses	403,305
Less: Waiver from investment advisor	(56,362)
Reimbursement from sub-advisor	(3,460)

Net expenses	343,483

NET INVESTMENT INCOME (LOSS)	655,443

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(125,046)
Foreign currency transactions	(4,996,636)
Futures	(4,202,691)

Net realized gain (loss)	(9,324,373)

Change in unrealized appreciation (depreciation) on:
Securities	(8,833,204)
Foreign currency translations	1,070,315
Futures	(2,832,826)

Net change in unrealized appreciation (depreciation)	(10,595,715)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(19,920,088)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,264,645)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	May 27, 2009* to December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$655,443	$23,351
Net realized gain (loss) on investments, futures and foreign currency transactions	(9,324,373)	1,577,396
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(10,595,715)	(579,098)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(19,264,645)	1,021,649

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(275,139)
Class IB†	—	(53)

	—	(275,192)

Distributions from net realized capital gains
Class IA	—	(265,485)
Class IB†	—	(55)

	—	(265,540)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(540,732)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [8,636,682 and 4,543,239 shares, respectively]	99,293,615	55,390,423
Capital shares issued in reinvestment of dividends and distributions [0 and 44,738 shares, respectively]	—	540,624
Capital shares repurchased [(8,715) and (611) shares, respectively]	(100,239)	(7,658)

Total Class IA transactions	99,193,376	55,923,389

Class IB†
Capital shares sold [1,245,968 and 7,419 shares, respectively]	14,201,124	89,707
Capital shares issued in reinvestment of dividends and distributions [0 and 9 shares, respectively]	—	108
Capital shares repurchased [(23,209) and (2) shares, respectively]	(273,814)	(26)

Total Class IB transactions	13,927,310	89,789

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	113,120,686	56,013,178

TOTAL INCREASE (DECREASE) IN NET ASSETS	93,856,041	56,494,095
NET ASSETS:
Beginning of period	56,594,095	100,000

End of period (a)	$150,450,136	$56,594,095

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$689,611	$34,168

* The Portfolio commenced operations on May 27, 2009.
† Class IB commenced operations on October 29, 2009.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2010 (Unaudited)		May 27, 2009* to December 31, 2009
Net asset value, beginning of period	$12.29		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.08	(e)	0.02	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1.96)		2.41

Total from investment operations	(1.88)		2.43

Less distributions:
Dividends from net investment income	—		(0.07)
Distributions from net realized gains	—		(0.07)

Total dividends and distributions	—		(0.14)

Net asset value, end of period	$10.41		$12.29

Total return (b)	(15.30)%		24.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$137,661		$56,503
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.69%		0.70%
Before waivers and reimbursements (a)	0.83%		2.00%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.39%		0.23%
Before waivers and reimbursements (a)	1.26%		(1.08)%
Portfolio turnover rate	2%		24%

Class IB	Six Months Ended June 30, 2010 (Unaudited)		October 29, 2009* to December 31, 2009
Net asset value, beginning of period	$12.29		$11.98

Income (loss) from investment operations:
Net investment income (loss)	0.02	(e)	(0.18	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1.91)		0.62

Total from investment operations	(1.89)		0.44

Less distributions:
Dividends from net investment income	—		(0.06)
Distributions from net realized gains	—		(0.07)

Total dividends and distributions	—		(0.13)

Net asset value, end of period	$10.40		$12.29

Total return (b)	(15.38)%		3.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,789		$91
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.94%		0.94	%(c)
Before waivers and reimbursements (a)	1.08	%(c)	2.25	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.31%		(8.26)%
Before waivers and reimbursements (a)	0.20%		(9.62)%
Portfolio turnover rate	2%		24%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Financials	12.6%
Industrials	5.8
Consumer Staples	5.6
Materials	5.0
Consumer Discretionary	4.6
Health Care	4.6
Energy	3.7
Utilities	3.0
Telecommunication Services	2.9
Information Technology	2.6
Cash and Other	49.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$846.80	$3.02
Hypothetical (5% average return before expenses)	1,000.00	1,021.52	3.31

*   Expenses are equal to the Portfolio’s Class IA shares annualized expense ratios of 0.66% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (4.1%)
AGL Energy Ltd.	51,238	$631,018
Alumina Ltd.	304,497	385,855
Amcor Ltd.	130,706	696,354
AMP Ltd.	254,080	1,104,788
Aristocrat Leisure Ltd.	42,001	128,327
Arrow Energy Ltd.*	84,345	343,120
Asciano Group*	370,198	499,607
ASX Ltd.	23,724	578,833
Australia & New Zealand Banking Group Ltd.	317,078	5,692,224
AXA Asia Pacific Holdings Ltd.	63,828	292,307
Bendigo and Adelaide Bank Ltd.	59,842	409,050
BGP Holdings plc (b)*†	810,676	—
BHP Billiton Ltd.	424,396	13,198,653
Billabong International Ltd.	26,464	192,724
BlueScope Steel Ltd.*	271,149	472,351
Boral Ltd.	79,271	318,660
Brambles Ltd.	169,556	773,013
Caltex Australia Ltd.	34,806	271,802
CFS Retail Property Trust (REIT)	203,867	323,043
Coca-Cola Amatil Ltd.	66,256	663,556
Cochlear Ltd.	8,942	557,014
Commonwealth Bank of Australia	191,080	7,744,577
Computershare Ltd.	59,171	523,495
Crown Ltd.	62,661	406,135
CSL Ltd.	72,501	1,977,338
CSR Ltd.	229,605	322,013
Dexus Property Group (REIT)	777,025	500,288
Energy Resources of Australia Ltd.	13,916	154,184
Fairfax Media Ltd.	279,952	307,260
Fortescue Metals Group Ltd.*	135,607	462,336
Foster’s Group Ltd.	230,803	1,091,887
Goodman Fielder Ltd.	253,934	286,324
Goodman Group (REIT)	648,303	341,813
GPT Group (REIT)	204,358	479,797
Harvey Norman Holdings Ltd.	74,771	206,699
Incitec Pivot Ltd.	151,333	343,121
Insurance Australia Group Ltd.	276,666	787,030
Intoll Group	309,235	268,914
Leighton Holdings Ltd.	16,517	398,038
Lend Lease Group	108,223	660,633
MacArthur Coal Ltd.	34,346	345,391
Macquarie Group Ltd.	39,492	1,215,325
MAp Group	47,817	107,346
Metcash Ltd.	158,193	556,548
Mirvac Group (REIT)	482,521	528,252
National Australia Bank Ltd.	258,239	4,988,198
Newcrest Mining Ltd.	58,859	1,731,077
OneSteel Ltd.	167,618	415,038
Orica Ltd.	45,859	965,456
Origin Energy Ltd.	110,745	1,383,588
OZ Minerals Ltd.*	536,402	428,790
Paladin Energy Ltd.*	113,574	339,313
Qantas Airways Ltd.*	124,202	228,004
QBE Insurance Group Ltd.	127,628	1,942,283
Rio Tinto Ltd.	54,023	2,992,005
Santos Ltd.	99,713	1,046,682

	Number of Shares	Value (Note 1)

Sims Metal Management Ltd.	30,351	$432,135
Sonic Healthcare Ltd.	44,261	385,546
SP AusNet	246,828	158,033
Stockland Corp., Ltd. (REIT)	295,971	919,595
Suncorp-Metway Ltd.	165,640	1,111,766
TABCORP Holdings Ltd.	69,644	368,904
Tatts Group Ltd.	226,912	424,777
Telstra Corp., Ltd.	531,599	1,446,478
Toll Holdings Ltd.	99,203	453,005
Transurban Group	139,449	494,664
Wesfarmers Ltd.	123,163	2,948,777
Wesfarmers Ltd. (PPS)	19,334	465,303
Westfield Group (REIT)	255,424	2,599,755
Westpac Banking Corp.	369,978	6,533,554
Woodside Petroleum Ltd.	63,614	2,218,792
Woolworths Ltd.	151,139	3,426,250
WorleyParsons Ltd.	18,286	337,885

		88,732,696

Austria (0.2%)
Erste Group Bank AG	23,480	746,977
Immofinaz AG*	104,732	269,634
OMV AG	19,610	591,015
Raiffeisen International Bank Holding AG*	6,989	266,364
Telekom Austria AG	39,214	435,894
Verbund AG, Class A	9,238	282,967
Vienna Insurance Group	5,620	234,330
Voestalpine AG	13,836	378,696

		3,205,877

Belgium (0.5%)
Ageas	267,974	598,506
Anheuser-Busch InBev N.V.*	104,330	4,295,256
Belgacom S.A.	19,820	623,931
Cie Nationale a Portefeuille	6,237	264,760
Colruyt S.A.	1,730	406,872
Delhaize Group S.A.	12,976	939,562
Dexia S.A.*	65,632	228,644
Groupe Bruxelles Lambert S.A.	10,393	721,882
KBC Groep N.V.*	20,261	777,129
Mobistar S.A.	3,149	166,540
Solvay S.A.	7,533	643,224
UCB S.A.	13,156	412,166
Umicore S.A.	13,000	376,164

		10,454,636

Bermuda (0.0%)
Seadrill Ltd.	34,889	627,136

China (0.0%)
Foxconn International Holdings Ltd.*	274,551	178,258
Yangzijiang Shipbuilding Holdings Ltd.	73,999	70,637

		248,895

Cyprus (0.0%)
Bank of Cyprus PCL	73,105	292,962

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Denmark (0.5%)
A. P. Moller - Maersk A/S, Class A	80	$609,096
A. P. Moller - Maersk A/S, Class B	158	1,238,831
Carlsberg A/S, Class B	13,003	988,584
Coloplast A/S, Class B	3,105	308,214
Danske Bank A/S*	57,103	1,096,668
DSV A/S	26,394	378,703
Novo Nordisk A/S, Class B	53,611	4,324,567
Novozymes A/S, Class B	6,072	644,467
Tryg A/S	4,262	224,079
Vestas Wind Systems A/S*	24,847	1,032,839
William Demant Holding A/S*	3,746	273,551

		11,119,599

Finland (0.5%)
Elisa Oyj*	18,025	312,037
Fortum Oyj	59,075	1,300,488
Kesko Oyj, Class B	8,733	282,794
Kone Oyj, Class B	19,968	793,968
Metso Oyj	15,023	479,729
Neste Oil Oyj	17,969	261,066
Nokia Oyj	474,590	3,875,161
Nokian Renkaat Oyj	13,141	321,831
Orion Oyj, Class B	9,305	174,104
Outokumpu Oyj	15,155	227,865
Pohjola Bank plc	18,374	187,051
Rautaruukki Oyj	13,629	198,723
Sampo Oyj, Class A	54,889	1,148,450
Sanoma Oyj	9,995	172,437
Stora Enso Oyj, Class R	67,588	483,509
UPM-Kymmene Oyj	62,359	826,303
Wartsila Oyj	11,095	505,420

		11,550,936

France (4.7%)
Accor S.A.*	18,290	839,947
Aeroports de Paris S.A.	4,141	263,901
Air France-KLM*	16,073	189,074
Air Liquide S.A.	35,998	3,615,712
Alcatel-Lucent*	278,292	709,795
Alstom S.A.	25,384	1,144,680
Atos Origin S.A.*	5,335	213,082
AXA S.A.	216,759	3,287,343
bioMerieux S.A.	1,726	177,100
BNP Paribas S.A.	119,946	6,404,446
Bouygues S.A.	27,900	1,068,655
Bureau Veritas S.A.	6,778	364,895
Cap Gemini S.A.	17,265	754,311
Carrefour S.A.	77,345	3,053,860
Casino Guichard Perrachon S.A.	7,286	550,206
Christian Dior S.A.	8,258	784,654
Cie de Saint-Gobain S.A.	48,991	1,808,894
Cie Generale de Geophysique-Veritas*	19,686	345,767
Cie Generale d’Optique Essilor International S.A.	24,851	1,479,638
CNP Assurances S.A.	5,028	342,492
Compagnie Generale des Etablissements Michelin, Class B	18,409	1,283,240

	Number of Shares	Value (Note 1)

Credit Agricole S.A.	114,826	$1,175,406
Danone S.A.	72,696	3,882,109
Dassault Systemes S.A.	7,058	427,118
EDF S.A.	31,343	1,191,109
Eiffage S.A.	5,506	237,677
Eramet S.A.	734	179,720
Eurazeo S.A.	4,047	232,684
Eutelsat Communications S.A.	13,526	451,885
Fonciere Des Regions (REIT)	3,281	271,292
France Telecom S.A.	233,689	4,032,512
GDF Suez S.A.	156,826	4,437,013
Gecina S.A. (REIT)	2,555	228,247
Groupe Eurotunnel S.A.	59,122	399,568
Hermes International S.A.	7,152	948,914
ICADE (REIT)	2,990	252,237
Iliad S.A.	2,492	193,294
Imerys S.A.	5,074	256,622
Ipsen S.A.	3,798	115,789
J.C. Decaux S.A.*	9,370	217,045
Klepierre S.A. (REIT)	12,816	351,857
Lafarge S.A.	25,364	1,371,501
Lagardere S.C.A.	13,660	423,254
Legrand S.A.	16,021	471,994
L’Oreal S.A.	29,870	2,918,771
LVMH Moet Hennessy Louis Vuitton S.A.	31,168	3,395,057
Metropole Television S.A.	9,451	191,464
Natixis S.A.*	112,464	483,804
Neopost S.A.	3,399	245,974
PagesJaunes Groupe S.A.	19,155	197,321
Pernod-Ricard S.A.	24,542	1,898,491
Peugeot S.A.*	17,386	439,471
PPR S.A.	9,440	1,164,933
Publicis Groupe S.A.	15,712	624,577
Renault S.A.*	25,706	946,046
Safran S.A.	23,074	639,878
Sanofi-Aventis S.A.	133,173	8,030,718
Schneider Electric S.A.	29,718	3,007,903
SCOR SE	22,488	429,825
Societe BIC S.A.	3,854	273,373
Societe Generale S.A.	78,555	3,195,518
Societe Television Francaise 1 S.A.	16,547	216,255
Sodexo S.A.	12,384	685,895
Suez Environnement Co. S.A.	36,966	608,988
Technip S.A.	12,122	690,202
Thales S.A.	13,138	422,319
Total S.A.	267,485	11,904,285
Unibail-Rodamco S.A. (REIT)	11,618	1,885,603
Vallourec S.A.	6,876	1,174,018
Veolia Environnement	42,316	988,403
Vinci S.A.	54,375	2,239,057
Vivendi S.A.	152,832	3,091,920

		102,420,608

Germany (3.9%)
Adidas AG	25,581	1,234,743
Allianz SE (Registered)	57,229	5,682,637
BASF SE	115,872	6,321,580
Bayer AG	104,403	5,825,173
Bayerische Motoren Werke (BMW) AG	41,277	1,996,495

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Bayerische Motoren Werke (BMW) AG (Preference)	6,464	$226,803
Beiersdorf AG	12,272	674,607
Celesio AG	11,009	239,657
Commerzbank AG*	85,066	593,700
Continental AG*	5,043	261,519
Daimler AG*	113,702	5,757,550
Deutsche Bank AG (Registered)	76,543	4,327,603
Deutsche Boerse AG	25,086	1,524,146
Deutsche Lufthansa AG (Registered)*	33,317	459,069
Deutsche Post AG (Registered)	106,274	1,541,621
Deutsche Postbank AG*	12,230	353,102
Deutsche Telekom AG (Registered)	358,881	4,230,578
E.ON AG	228,058	6,139,269
Fraport AG	5,366	228,065
Fresenius Medical Care AG & Co. KGaA	25,782	1,394,798
Fresenius SE	3,235	215,113
Fresenius SE (Preference)	10,461	691,716
GEA Group AG	21,952	436,077
Hannover Rueckversicherung AG (Registered)	8,379	360,946
HeidelbergCement AG	17,614	838,964
Henkel AG & Co. KGaA	17,012	694,770
Henkel AG & Co. KGaA (Preference)	22,983	1,118,074
Hochtief AG	6,421	381,576
Infineon Technologies AG*	135,201	781,340
K+S AG	16,799	772,770
Linde AG	20,813	2,185,420
MAN SE	12,658	1,043,552
Merck KGaA	7,891	574,875
Metro AG	15,643	795,284
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	24,705	3,092,876
Porsche Automobil Holding SE (Preference)	12,568	536,145
Puma AG Rudolf Dassler Sport	659	173,930
RWE AG	52,964	3,452,223
RWE AG (Preference)	5,369	323,768
Salzgitter AG	4,784	285,116
SAP AG	106,954	4,750,661
Siemens AG (Registered)	103,092	9,225,386
Suedzucker AG	10,100	181,124
ThyssenKrupp AG	40,576	996,746
TUI AG*	20,430	179,613
United Internet AG	20,626	226,799
Volkswagen AG	3,237	274,143
Volkswagen AG (Preference)	21,929	1,919,845
Wacker Chemie AG	2,133	308,702

		85,830,269

Greece (0.1%)
Alpha Bank AE*	62,337	304,684
Coca Cola Hellenic Bottling Co. S.A.	23,546	502,378
EFG Eurobank Ergasias S.A.*	40,570	180,055
Hellenic Telecommunications Organization S.A.*	32,735	246,119

	Number of Shares	Value (Note 1)

National Bank of Greece S.A.*	76,050	$828,655
OPAP S.A.	28,815	358,412
Piraeus Bank S.A.*	34,805	146,738
Public Power Corp. S.A.	12,858	184,415

		2,751,456

Hong Kong (1.3%)
ASM Pacific Technology Ltd.	21,277	165,442
Bank of East Asia Ltd.	175,121	630,648
BOC Hong Kong Holdings Ltd.	442,423	1,005,656
Cathay Pacific Airways Ltd.	138,368	271,278
Cheung Kong Holdings Ltd.	170,508	1,959,347
Cheung Kong Infrastructure Holdings Ltd.	64,113	237,372
CLP Holdings Ltd.	249,628	1,807,376
Esprit Holdings Ltd.	138,600	747,444
Hang Lung Group Ltd.	124,000	668,055
Hang Lung Properties Ltd.	264,111	1,012,980
Hang Seng Bank Ltd.	97,232	1,299,062
Henderson Land Development Co., Ltd.	138,496	806,866
Hong Kong & China Gas Co., Ltd.	554,521	1,370,594
Hong Kong Exchanges and Clearing Ltd.	130,922	2,041,503
HongKong Electric Holdings Ltd.	164,665	980,063
Hopewell Holdings Ltd.	96,362	271,037
Hutchison Whampoa Ltd.	269,533	1,664,090
Hysan Development Co., Ltd.	89,907	252,801
Kerry Properties Ltd.	85,324	366,225
Li & Fung Ltd.	281,375	1,259,582
Lifestyle International Holdings Ltd.	95,250	184,743
Link REIT (REIT)	256,619	634,911
Mongolia Energy Co., Ltd.*	331,602	115,728
MTR Corp.	187,016	637,223
New World Development Ltd.	294,631	475,953
Noble Group Ltd.	442,130	533,869
NWS Holdings Ltd.	119,914	216,756
Orient Overseas International Ltd.*	30,705	219,346
PCCW Ltd.	372,065	107,999
Shangri-La Asia Ltd.	178,240	328,469
Sino Land Co., Ltd.	217,735	386,720
Sun Hung Kai Properties Ltd.	178,108	2,421,609
Swire Pacific Ltd., Class A	98,312	1,113,952
Television Broadcasts Ltd.	44,846	207,835
Wharf Holdings Ltd.	171,326	829,346
Wheelock & Co., Ltd.	123,774	347,809
Wing Hang Bank Ltd.	24,851	242,209
Yue Yuen Industrial Holdings Ltd.	92,337	286,866

		28,108,764

Ireland (0.3%)
Anglo Irish Bank Corp., Ltd. (b)*†	52,563	—
Bank of Ireland*	214,677	176,525
CRH plc	91,464	1,896,405
Elan Corp. plc*	67,811	307,132
Experian plc	130,704	1,131,690

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Governor & Co. of the Bank of Ireland*	210,578	$166,818
James Hardie Industries SE (CDI)*	77,451	403,380
Kerry Group plc, Class A	18,678	517,917
Shire plc	74,126	1,506,699

		6,106,566

Israel (0.4%)
Bank Hapoalim B.M.*	110,632	397,452
Bank Leumi Le-Israel B.M.*	135,403	481,019
Bezeq Israeli Telecommunication Corp., Ltd.	193,698	423,752
Cellcom Israel Ltd.	4,338	108,224
Delek Group Ltd.	255	53,033
Discount Investment Corp.	1,633	25,896
Elbit Systems Ltd.	1,967	99,766
Israel Chemicals Ltd.	50,994	531,785
Israel Corp. Ltd.*	220	136,204
Israel Discount Bank Ltd., Class A*	46,170	77,914
Makhteshim-Agan Industries Ltd.	21,115	70,360
Mizrahi Tefahot Bank Ltd.*	10,447	75,918
NICE Systems Ltd.*	5,991	148,789
Ormat Industries	3,503	25,979
Partner Communications Co., Ltd.	7,651	117,634
Teva Pharmaceutical Industries Ltd.	116,071	6,056,463

		8,830,188

Italy (1.4%)
A2A S.p.A.	175,360	237,739
Assicurazioni Generali S.p.A.	144,517	2,521,872
Atlantia S.p.A.	28,342	502,464
Autogrill S.p.A.*	18,684	223,710
Banca Carige S.p.A.	114,118	223,123
Banca Monte dei Paschi di Siena S.p.A.*	230,724	261,230
Banca Popolare S.c.a.rl.	30,624	126,361
Banco Popolare S.c.a.r.l.	76,150	418,484
Beni Stabili S.p.A.*	19,686	14,925
Enel S.p.A.	833,124	3,524,533
ENI S.p.A.	329,638	6,051,208
Exor S.p.A.	8,337	140,462
Fiat S.p.A.	92,744	954,501
Finmeccanica S.p.A.	49,133	509,859
Intesa Sanpaolo S.p.A.	1,142,253	2,880,798
Luxottica Group S.p.A.	15,857	382,046
Mediaset S.p.A.	89,933	512,053
Mediobanca S.p.A.*	62,050	462,492
Mediolanum S.p.A.	39,876	156,046
Parmalat S.p.A.	210,750	489,583
Pirelli & C. S.p.A.	271,880	150,238
Prysmian S.p.A.	20,209	290,314
Saipem S.p.A.	31,711	963,724
Snam Rete Gas S.p.A.	173,337	689,096
Telecom Italia S.p.A.	1,226,415	1,351,738
Telecom Italia S.p.A. (RNC)	779,319	710,161
Terna Rete Elettrica Nazionale S.p.A.	150,968	543,698

	Number of Shares	Value (Note 1)

UniCredit S.p.A.	1,971,918	$4,377,073
Unione di Banche Italianen S.c.p.A.	74,061	637,243

		30,306,774

Japan (11.7%)
77 Bank Ltd.	36,541	195,900
ABC-Mart, Inc.	2,860	112,213
Acom Co., Ltd.	6,394	82,404
Advantest Corp.	20,002	418,838
Aeon Co., Ltd.	71,048	754,076
Aeon Credit Service Co., Ltd.	10,262	91,015
Aeon Mall Co., Ltd.	10,538	209,099
Air Water, Inc.	15,000	164,038
Aisin Seiki Co., Ltd.	24,862	671,697
Ajinomoto Co., Inc.	85,832	777,252
Alfresa Holdings Corp.	4,534	218,714
All Nippon Airways Co., Ltd.*	101,698	321,787
Amada Co., Ltd.	45,852	301,113
Aozora Bank Ltd.	119,082	154,734
Asahi Breweries Ltd.	45,613	771,027
Asahi Glass Co., Ltd.	134,248	1,252,589
Asahi Kasei Corp.	162,922	852,690
Asics Corp.	19,052	174,577
Astellas Pharma, Inc.	56,870	1,901,878
Bank of Kyoto Ltd.	42,918	352,442
Bank of Yokohama Ltd.	143,300	654,301
Benesse Holdings, Inc.	7,626	347,304
Bridgestone Corp.	81,636	1,294,193
Brother Industries Ltd.	29,985	312,189
Canon Marketing Japan, Inc.	9,038	127,355
Canon, Inc.	141,670	5,281,894
Casio Computer Co., Ltd.	34,873	208,913
Central Japan Railway Co.	184	1,515,313
Chiba Bank Ltd.	88,328	532,136
Chiyoda Corp.	16,000	116,074
Chubu Electric Power Co., Inc.	82,046	2,034,226
Chugai Pharmaceutical Co., Ltd.	29,653	523,649
Chugoku Bank Ltd.	22,489	265,079
Chugoku Electric Power Co., Inc.	38,138	786,905
Chuo Mitsui Trust Holdings, Inc.	124,129	437,127
Citizen Holdings Co., Ltd.	35,611	216,602
Coca-Cola West Co., Ltd.	5,489	90,762
Cosmo Oil Co., Ltd.	61,778	148,511
Credit Saison Co., Ltd.	20,984	217,058
Dai Nippon Printing Co., Ltd.	71,838	830,148
Daicel Chemical Industries Ltd.	40,045	270,087
Daido Steel Co., Ltd.	43,481	186,589
Daihatsu Motor Co., Ltd.	23,800	220,939
Dai-ichi Life Insurance Co., Ltd.	1,033	1,420,625
Daiichi Sankyo Co., Ltd.	83,013	1,484,573
Daikin Industries Ltd.	29,777	908,805
Dainippon Sumitomo Pharma Co., Ltd.	29,608	227,564
Daito Trust Construction Co., Ltd.	10,362	585,778
Daiwa House Industry Co., Ltd.	65,342	588,641
Daiwa Securities Group, Inc.	204,824	861,635
DeNA Co., Ltd.	9,601	253,198
Denki Kagaku Kogyo KK	56,282	262,522

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Denso Corp.	63,688	$1,760,842
Dentsu, Inc.	22,022	581,212
Dowa Holdings Co., Ltd.	30,608	147,417
East Japan Railway Co.	43,032	2,868,525
Eisai Co., Ltd.	33,746	1,116,383
Electric Power Development Co., Ltd.	14,497	460,531
Elpida Memory, Inc.*	22,161	342,382
FamilyMart Co., Ltd.	6,296	207,502
Fanuc Ltd.	23,956	2,687,625
Fast Retailing Co., Ltd.	6,284	948,463
Fuji Electric Holdings Co., Ltd.	79,712	227,962
Fuji Heavy Industries Ltd.*	78,520	419,183
Fuji Media Holdings, Inc.	51	73,290
Fujifilm Holdings Corp.	57,732	1,660,721
Fujitsu Ltd.	234,258	1,471,703
Fukuoka Financial Group, Inc.	105,017	435,560
Furukawa Electric Co., Ltd.	83,712	367,712
GS Yuasa Corp.	42,037	274,454
Gunma Bank Ltd.	49,726	263,040
Hachijuni Bank Ltd.	53,684	302,265
Hakuhodo DY Holdings, Inc.	2,474	124,204
Hankyu Hanshin Holdings, Inc.	144,552	636,062
Hino Motors Ltd.	34,170	168,053
Hirose Electric Co., Ltd.	4,034	368,313
Hiroshima Bank Ltd.	63,720	254,083
Hisamitsu Pharmaceutical Co., Inc.	8,533	338,578
Hitachi Chemical Co., Ltd.	13,612	252,708
Hitachi Construction Machinery Co., Ltd.	12,087	223,283
Hitachi High-Technologies Corp.	8,382	154,282
Hitachi Ltd.*	572,589	2,076,485
Hitachi Metals Ltd.	22,614	229,525
Hokkaido Electric Power Co., Inc.	21,832	469,982
Hokuhoku Financial Group, Inc.	169,048	309,988
Hokuriku Electric Power Co.	21,462	470,440
Honda Motor Co., Ltd.	208,696	6,060,849
HOYA Corp.	56,898	1,208,167
Ibiden Co., Ltd.	16,766	452,003
Idemitsu Kosan Co., Ltd.	2,410	181,010
IHI Corp.	171,166	273,344
INPEX Corp.	111	616,935
Isetan Mitsukoshi Holdings Ltd.	49,432	481,942
Isuzu Motors Ltd.	157,862	471,374
Ito En Ltd.	11,689	178,855
ITOCHU Corp.	189,968	1,481,160
ITOCHU Techno-Solutions Corp.	3,075	111,430
Iyo Bank Ltd.	31,422	291,849
J. Front Retailing Co., Ltd.	64,332	310,508
Jafco Co., Ltd.	3,084	67,715
Japan Petroleum Exploration Co.	3,490	142,393
Japan Prime Realty Investment Corp. (REIT)	77	161,809
Japan Real Estate Investment Corp. (REIT)	63	513,801

Japan Retail Fund Investment Corp. (REIT)	188	228,568
Japan Steel Works Ltd.	43,978	387,248
Japan Tobacco, Inc.	576	1,790,691
JFE Holdings, Inc.	59,924	1,849,963

	Number of Shares	Value (Note 1)

JGC Corp.	25,674	$389,212
Joyo Bank Ltd.	89,520	355,494
JS Group Corp.	30,077	574,239
JSR Corp.	20,482	343,424
JTEKT Corp.	24,418	225,165
Jupiter Telecommunications Co., Ltd.	256	243,975
JX Holdings, Inc.*	287,071	1,403,193
Kajima Corp.	114,261	257,826
Kamigumi Co., Ltd.	26,296	202,094
Kaneka Corp.	39,356	228,216
Kansai Electric Power Co., Inc.	95,377	2,328,661
Kansai Paint Co., Ltd.	26,548	227,200
Kao Corp.	67,133	1,578,147
Kawasaki Heavy Industries Ltd.	164,160	398,395
Kawasaki Kisen Kaisha Ltd.*	75,838	306,852
KDDI Corp.	361	1,714,785
Keihin Electric Express Railway Co., Ltd.	66,534	587,192
Keio Corp.	77,653	500,089
Keisei Electric Railway Co., Ltd.	29,784	165,902
Keyence Corp.	5,521	1,270,043
Kikkoman Corp.	19,883	208,385
Kinden Corp.	18,304	155,647
Kintetsu Corp.	190,020	579,353
Kirin Holdings Co., Ltd.	104,609	1,317,360
Kobe Steel Ltd.	323,905	618,508
Koito Manufacturing Co., Ltd.	10,000	146,849
Komatsu Ltd.	117,328	2,120,125
Konami Corp.	10,012	157,802
Konica Minolta Holdings, Inc.	61,564	592,447
Kubota Corp.	146,492	1,118,671
Kuraray Co., Ltd.	40,008	467,163
Kurita Water Industries Ltd.	13,786	376,550
Kyocera Corp.	20,196	1,630,902
Kyowa Hakko Kirin Co., Ltd.	35,733	339,409
Kyushu Electric Power Co., Inc.	50,112	1,123,754
Lawson, Inc.	6,920	302,439
Mabuchi Motor Co., Ltd.	2,811	128,697
Makita Corp.	12,954	345,568
Marubeni Corp.	210,532	1,078,428
Marui Group Co., Ltd.	23,714	159,775
Maruichi Steel Tube Ltd.	3,738	71,574
Matsui Securities Co., Ltd.	19,736	120,291
Mazda Motor Corp.	174,621	407,664
McDonald’s Holdings Co. Japan Ltd.	7,160	160,388
Medipal Holdings Corp.	17,878	212,660
MEIJI Holdings Co. Ltd.	9,382	383,348
Minebea Co., Ltd.	38,289	211,090
Mitsubishi Chemical Holdings Corp.	155,641	708,758
Mitsubishi Corp.	169,316	3,528,176
Mitsubishi Electric Corp.	251,629	1,959,916
Mitsubishi Estate Co., Ltd.	148,989	2,068,579
Mitsubishi Gas Chemical Co., Inc.	50,717	245,770
Mitsubishi Heavy Industries Ltd.	400,744	1,376,410
Mitsubishi Logistics Corp.	14,244	158,958
Mitsubishi Materials Corp.*	147,181	392,872
Mitsubishi Motors Corp.*	512,782	648,850
Mitsubishi Tanabe Pharma Corp.	30,110	458,557

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Mitsubishi UFJ Financial Group, Inc.	1,600,514	$7,255,386
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,730	260,228
Mitsui & Co., Ltd.	215,646	2,535,236
Mitsui Chemicals, Inc.	120,712	335,150
Mitsui Engineering & Shipbuilding Co., Ltd.	97,142	195,563
Mitsui Fudosan Co., Ltd.	105,573	1,475,949
Mitsui Mining & Smelting Co., Ltd.	59,879	158,588
Mitsui O.S.K. Lines Ltd.	137,425	906,922
Mitsumi Electric Co., Ltd.	10,900	185,473
Mizuho Financial Group, Inc.	1,737,544	2,851,864
Mizuho Securities Co., Ltd.	73,584	163,093
Mizuho Trust & Banking Co., Ltd.*	212,412	182,468
MS&AD Insurance Group Holdings, Inc.	67,904	1,449,553
Murata Manufacturing Co., Ltd.	26,429	1,258,758
Namco Bandai Holdings, Inc.	31,081	272,692
NEC Corp.	352,258	909,305
NGK Insulators Ltd.	29,733	462,232
NGK Spark Plug Co., Ltd.	21,539	266,953
NHK Spring Co., Ltd.	17,925	164,346
Nidec Corp.	14,454	1,210,580
Nikon Corp.	38,541	664,321
Nintendo Co., Ltd.	12,361	3,600,714
Nippon Building Fund, Inc. (REIT)	67	529,589
Nippon Electric Glass Co., Ltd.	41,978	477,718
Nippon Express Co., Ltd.	97,573	439,037
Nippon Meat Packers, Inc.	19,925	246,360
Nippon Paper Group, Inc.	12,193	337,522
Nippon Sheet Glass Co., Ltd.	69,586	169,433
Nippon Steel Corp.	651,433	2,159,125
Nippon Telegraph & Telephone Corp.	65,069	2,656,703
Nippon Yusen KK	178,558	648,434
Nishi-Nippon City Bank Ltd.	83,520	240,405
Nissan Chemical Industries Ltd.	18,304	204,708
Nissan Motor Co., Ltd.*	307,752	2,133,405
Nissha Printing Co., Ltd.	3,400	90,926
Nisshin Seifun Group, Inc.	20,862	236,025
Nisshin Steel Co., Ltd.	58,328	93,158
Nisshinbo Holdings, Inc.	18,866	181,200
Nissin Food Holdings Co., Ltd.	10,294	378,954
Nitori Co., Ltd.	4,075	350,744
Nitto Denko Corp.	19,689	642,385
NKSJ Holdings, Inc.*	193,515	1,147,546
NOK Corp.	15,736	249,785
Nomura Holdings, Inc.	434,492	2,378,597
Nomura Real Estate Holdings, Inc.	14,325	179,762
Nomura Real Estate Office Fund, Inc. (REIT)	34	169,109
Nomura Research Institute Ltd.	13,012	275,088
NSK Ltd.	62,030	431,464
NTN Corp.	53,340	218,194
NTT Data Corp.	166	612,364
NTT DoCoMo, Inc.	1,886	2,852,065
NTT Urban Development Corp.	131	103,520

	Number of Shares	Value (Note 1)

Obayashi Corp.	87,334	$344,655
Obic Co., Ltd.	722	138,614
Odakyu Electric Railway Co., Ltd.	82,897	709,612
OJI Paper Co., Ltd.	114,388	559,494
Olympus Corp.	26,048	616,548
Omron Corp.	26,656	576,480
Ono Pharmaceutical Co., Ltd.	11,325	459,994
Oracle Corp. Japan	5,460	268,268
Oriental Land Co., Ltd.	6,014	502,399
ORIX Corp.	12,599	915,100
Osaka Gas Co., Ltd.	228,132	823,838
Otsuka Corp.	1,561	99,373
Panasonic Corp.	243,114	3,035,724
Panasonic Electric Works Co., Ltd.	49,474	484,092
Rakuten, Inc.	848	612,414
Resona Holdings, Inc.	71,667	871,770
Ricoh Co., Ltd.	89,420	1,136,468
Rinnai Corp.	4,316	221,263
Rohm Co., Ltd.	11,574	691,260
Sankyo Co., Ltd.	7,502	338,832
Santen Pharmaceutical Co., Ltd.	7,869	283,166
Sanyo Electric Co., Ltd.*	202,517	260,800
Sapporo Hokuyo Holdings, Inc.	31,763	140,170
Sapporo Holdings Ltd.	31,296	134,589
SBI Holdings, Inc.	2,561	317,477
Secom Co., Ltd.	26,573	1,179,890
Sega Sammy Holdings, Inc.	26,325	376,853
Seiko Epson Corp.	20,578	263,750
Sekisui Chemical Co., Ltd.	48,786	304,391
Sekisui House Ltd.	66,030	566,074
Senshu Ikeda Holdings, Inc.	96,251	139,279
Seven & I Holdings Co., Ltd.	93,788	2,151,898
Seven Bank Ltd.	64	115,885
Sharp Corp.	127,062	1,337,696
Shikoku Electric Power Co., Inc.	23,457	670,752
Shimadzu Corp.	26,860	201,416
Shimamura Co., Ltd.	2,954	266,092
Shimano, Inc.	9,164	392,550
Shimizu Corp.	81,090	277,282
Shin-Etsu Chemical Co., Ltd.	52,236	2,430,138
Shinko Electric Industries Co., Ltd.	8,048	104,367
Shinsei Bank Ltd.*	158,420	133,706
Shionogi & Co., Ltd.	38,793	802,566
Shiseido Co., Ltd.	42,578	936,538
Shizuoka Bank Ltd.	78,276	682,303
Showa Denko KK	162,618	294,088
Showa Shell Sekiyu KK	28,425	196,252
SMC Corp.	6,952	928,137
Softbank Corp.	100,228	2,649,184
Sojitz Corp.	171,958	269,309
Sony Corp.	126,536	3,368,158
Sony Financial Holdings, Inc.	126	421,321
Square Enix Holdings Co., Ltd.	10,876	199,955
Stanley Electric Co., Ltd.	19,316	319,713
Sumco Corp.*	14,948	248,909
Sumitomo Chemical Co., Ltd.	200,842	775,444
Sumitomo Corp.	141,872	1,413,047
Sumitomo Electric Industries Ltd.	101,440	1,187,354
Sumitomo Heavy Industries Ltd.	76,216	448,887

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Sumitomo Metal Industries Ltd.	444,280	$1,002,090
Sumitomo Metal Mining Co., Ltd.	63,216	793,183
Sumitomo Mitsui Financial Group, Inc.	167,812	4,737,448
Sumitomo Realty & Development Co., Ltd.	46,474	792,622
Sumitomo Rubber Industries Ltd.	24,064	211,917
Sumitomo Trust & Banking Co., Ltd.	170,908	869,415
Suruga Bank Ltd.	26,110	236,544
Suzuken Co., Ltd.	9,394	314,585
Suzuki Motor Corp.	41,964	823,864
Sysmex Corp.	3,600	204,435
T&D Holdings, Inc.	31,248	666,971
Taiheiyo Cement Corp.*	82,446	104,053
Taisei Corp.	136,613	271,945
Taisho Pharmaceutical Co., Ltd.	17,429	343,911
Taiyo Nippon Sanso Corp.	42,608	338,008
Takashimaya Co., Ltd.	36,045	286,779
Takeda Pharmaceutical Co., Ltd.	94,277	4,034,777
TDK Corp.	14,529	796,964
Teijin Ltd.	125,750	373,415
Terumo Corp.	22,150	1,059,997
THK Co., Ltd.	17,092	353,359
Tobu Railway Co., Ltd.	94,009	505,626
Toho Co., Ltd.	14,854	244,880
Toho Gas Co., Ltd.	46,306	247,000
Tohoku Electric Power Co., Inc.	57,641	1,237,649
Tokio Marine Holdings, Inc.	89,785	2,351,882
Tokuyama Corp.	42,548	186,744
Tokyo Electric Power Co., Inc.	153,142	4,168,916
Tokyo Electron Ltd.	21,964	1,186,135
Tokyo Gas Co., Ltd.	311,289	1,423,175
Tokyo Steel Manufacturing Co., Ltd.	12,424	143,817
Tokyo Tatemono Co., Ltd.	40,152	123,100
Tokyu Corp.	148,989	606,934
Tokyu Land Corp.	49,306	172,630
TonenGeneral Sekiyu KK	38,170	329,842
Toppan Printing Co., Ltd.	74,090	587,751
Toray Industries, Inc.	159,226	764,014
Toshiba Corp.*	499,317	2,480,715
Tosoh Corp.	50,905	131,410
TOTO Ltd.	32,800	218,469
Toyo Seikan Kaisha Ltd.	22,396	324,994
Toyo Suisan Kaisha Ltd.	13,244	315,184
Toyoda Gosei Co., Ltd.	9,058	224,477
Toyota Boshoku Corp.	8,108	118,346
Toyota Industries Corp.	23,582	598,480
Toyota Motor Corp.	348,764	11,993,773
Toyota Tsusho Corp.	28,286	405,056
Trend Micro, Inc.	13,518	364,440
Tsumura & Co.	6,296	192,964
Ube Industries Ltd.	120,877	286,443
Unicharm Corp.	4,802	540,770
UNY Co., Ltd.	21,167	160,734
Ushio, Inc.	12,436	192,000
USS Co., Ltd.	3,119	222,630
West Japan Railway Co.	199	727,423
Yahoo! Japan Corp.	1,879	746,781
Yakult Honsha Co., Ltd.	13,393	363,573
Yamada Denki Co., Ltd.	9,648	629,826

	Number of Shares	Value (Note 1)

Yamaguchi Financial Group, Inc.	26,237	$250,226
Yamaha Corp.	23,021	233,811
Yamaha Motor Co., Ltd.*	29,568	390,271
Yamato Holdings Co., Ltd.	49,864	659,871
Yamato Kogyo Co., Ltd.	5,946	147,958
Yamazaki Baking Co., Ltd.	12,429	167,824
Yaskawa Electric Corp.	27,145	201,066
Yokogawa Electric Corp.	29,697	182,974

		256,888,096

Luxembourg (0.3%)
ArcelorMittal S.A.	113,415	3,016,396
Millicom International Cellular S.A. (SDR)	9,707	783,384
SES S.A. (FDR)	37,883	786,876
Tenaris S.A.	59,754	1,037,030

		5,623,686

Macau (0.0%)
Sands China Ltd.*	262,396	385,172
Wynn Macau Ltd.*	154,200	252,268

		637,440

Mexico (0.0%)
Fresnillo plc	23,278	336,301

Netherlands (2.3%)
Aegon N.V.*	187,583	1,004,891
Akzo Nobel N.V.	28,445	1,471,406
ASML Holding N.V.	52,574	1,443,759
Corio N.V. (REIT)	7,145	347,072
Delta Lloyd N.V.	16,116	269,522
European Aeronautic Defence and Space Co. N.V.*	49,661	1,013,343
Fugro N.V. (CVA)	9,939	454,447
Heineken Holding N.V.	20,060	731,843
Heineken N.V.	31,065	1,316,826
ING Groep N.V. (CVA)*	476,049	3,534,418
Koninklijke (Royal) KPN N.V.	207,508	2,649,639
Koninklijke Ahold N.V.	143,758	1,780,337
Koninklijke Boskalis Westminster N.V.	7,645	297,677
Koninklijke DSM N.V.	18,836	748,341
Koninklijke Philips Electronics N.V.	120,590	3,594,471
Koninklijke Vopak N.V.	12,136	445,377
QIAGEN N.V.*	30,633	593,408
Randstad Holding N.V.*	13,272	522,401
Reed Elsevier N.V.	87,405	964,222
Royal Dutch Shell plc, Class A	448,517	11,326,607
Royal Dutch Shell plc, Class B	341,073	8,257,829
SBM Offshore N.V.	15,105	215,563
TNT N.V.	43,352	1,092,655
Unilever N.V. (CVA)	201,745	5,500,639
Wolters Kluwer N.V.	35,393	675,363

		50,252,056

New Zealand (0.1%)
Auckland International Airport Ltd.	91,049	116,379
Contact Energy Ltd.*	31,513	122,690

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Fletcher Building Ltd.	82,099	$439,596
Sky City Entertainment Group Ltd.	64,100	124,939
Telecom Corp. of New Zealand Ltd.	249,622	322,685

		1,126,289

Norway (0.3%)
Aker Solutions ASA	18,174	208,171
DnB NOR ASA	124,009	1,193,257
Norsk Hydro ASA	80,986	364,420
Orkla ASA	99,229	635,181
Renewable Energy Corp. ASA*	74,133	174,156
Statoil ASA	136,159	2,626,085
Telenor ASA	106,249	1,334,333
Yara International ASA	23,584	659,904

		7,195,507

Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)	310,303	232,607
Banco Espirito Santo S.A. (Registered)	71,275	280,869
Brisa Auto-Estradas de Portugal S.A.	23,290	140,938
Cimpor Cimentos de Portugal SGPS S.A.	29,603	164,508
EDP—Energias de Portugal S.A.	236,758	699,079
Galp Energia SGPS S.A., Class B	24,992	373,171
Jeronimo Martins SGPS S.A.	23,885	217,777
Portugal Telecom SGPS S.A. (Registered)	76,025	753,588

		2,862,537

Singapore (0.8%)
Ascendas Real Estate Investment Trust (REIT)	294,256	379,819
CapitaLand Ltd.	305,507	778,975
CapitaMall Trust (REIT)	280,182	364,652
CapitaMalls Asia Ltd.	204,101	303,818
City Developments Ltd.	64,569	508,891
ComfortDelgro Corp., Ltd.	193,450	200,369
Cosco Corp. (Singapore) Ltd.	251,874	264,336
DBS Group Holdings Ltd.	215,770	2,092,151
Fraser and Neave Ltd.	130,313	476,248
Genting Singapore plc*	673,772	558,003
Golden Agri-Resources Ltd.	781,095	292,345
Jardine Cycle & Carriage Ltd.	11,094	235,468
Keppel Corp., Ltd.	159,751	962,581
Keppel Land Ltd.	75,000	206,345
K-Green Trust*	31,950	23,975
Neptune Orient Lines Ltd.*	155,724	219,700
Olam International Ltd.	144,504	264,601
Oversea-Chinese Banking Corp., Ltd.	310,631	1,953,989
SembCorp Industries Ltd.	101,109	292,186
SembCorp Marine Ltd.	100,768	275,490
Singapore Airlines Ltd.	70,548	730,950
Singapore Exchange Ltd.	101,062	528,816
Singapore Press Holdings Ltd.	182,517	491,697
Singapore Technologies Engineering Ltd.	198,179	463,446

	Number of Shares	Value (Note 1)

Singapore Telecommunications Ltd.	1,003,645	$2,167,924
StarHub Ltd.	111,152	178,388
United Overseas Bank Ltd.	149,135	2,071,797
UOL Group Ltd.	67,059	180,837
Wilmar International Ltd.	163,874	670,578

		18,138,375

Spain (1.8%)
Abertis Infraestructuras S.A.	37,499	540,319
Acciona S.A.	4,219	320,418
Acerinox S.A.	11,377	176,373
ACS Actividades de Construccion y Servicios S.A.	18,396	672,778
Banco Bilbao Vizcaya Argentaria S.A.	452,050	4,663,567
Banco de Sabadell S.A.	115,891	523,155
Banco de Valencia S.A.	45,707	203,086
Banco Popular Espanol S.A.	104,547	533,121
Banco Santander S.A.	1,041,619	10,945,287
Bankinter S.A.	54,255	329,661
Criteria Caixacorp S.A.	110,797	453,483
EDP Renovaveis S.A.*	28,754	168,737
Enagas S.A.	20,488	307,905
Ferrovial S.A.	58,058	375,075
Fomento de Construcciones y Contratas S.A.	2,321	49,574
Gamesa Corp. Tecnologica S.A.*	23,599	202,532
Gas Natural SDG S.A.	25,401	366,358
Gestevision Telecinco S.A.	10,045	89,133
Grifols S.A.	13,717	140,070
Iberdrola Renovables S.A.	142,053	443,782
Iberdrola S.A.	476,840	2,673,987
Iberia Lineas Aereas de Espana S.A.*	72,803	206,238
Inditex S.A.	27,243	1,545,095
Indra Sistemas S.A.	10,533	168,846
Mapfre S.A.*	100,139	271,785
Mapfre S.A.*†	1,852	5,026
Red Electrica Corporacion S.A.	12,619	451,085
Repsol YPF S.A.	90,029	1,818,930
Telefonica S.A.	519,549	9,594,252
Zardoya Otis S.A.*	17,759	228,812
Zardoya Otis S.A.*†	457	5,888

		38,474,358

Sweden (1.5%)
Alfa Laval AB	38,842	501,711
Assa Abloy AB, Class B	38,693	771,739
Atlas Copco AB, Class A	85,726	1,254,999
Atlas Copco AB, Class B	60,098	795,984
Boliden AB	28,710	317,975
Electrolux AB, Class B	28,246	644,772
Getinge AB, Class B	25,219	488,021
Hennes & Mauritz AB, Class B	127,262	3,499,392
Holmen AB, Class B	10,203	242,066
Husqvarna AB, Class B	53,683	323,080
Investor AB, Class B	58,404	945,263
Kinnevik Investment AB, Class B	28,351	454,254
Lundin Petroleum AB*	20,971	91,456
Modern Times Group AB, Class B	5,511	300,596
Nordea Bank AB	425,676	3,510,876

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Ratos AB, Class B	13,374	$335,567
Sandvik AB	123,070	1,498,073
Scania AB, Class B	42,947	654,700
Securitas AB, Class B	39,848	359,685
Skandinaviska Enskilda Banken AB, Class A	183,637	974,037
Skanska AB, Class B	49,302	711,690
SKF AB, Class B	45,822	820,811
SSAB AB, Class A	25,426	340,788
SSAB AB, Class B	4,262	50,804
Svenska Cellulosa AB, Class B	38,723	455,487
Svenska Handelsbanken AB, Class A	61,898	1,516,034
Swedbank AB, Class A*	93,734	863,028
Swedish Match AB	29,229	636,761
Tele2 AB, Class B	36,901	551,701
Telefonaktiebolaget LM Ericsson, Class B	386,464	4,302,811
TeliaSonera AB	312,303	2,007,582
Volvo AB, Class B*	130,780	1,438,162

		31,659,905

Switzerland (4.2%)
ABB Ltd. (Registered)*	268,014	4,657,289
Actelion Ltd. (Registered)*	12,693	473,341
Adecco S.A. (Registered)	12,928	609,978
Aryzta AG	12,821	491,984
Baloise Holding AG (Registered)	6,580	457,818
Cie Financiere Richemont S.A., Class A	63,392	2,205,445
Credit Suisse Group AG (Registered)	143,457	5,391,653
GAM Holding Ltd.*	36,385	396,645
Geberit AG (Registered)	4,945	766,836
Givaudan S.A. (Registered)	892	753,958
Holcim Ltd. (Registered)	29,827	1,996,533
Julius Baer Group Ltd.	21,394	609,105
Kuehne + Nagel International AG (Registered)	7,077	724,894
Lindt & Spruengli AG	77	167,201
Lindt & Spruengli AG (Registered)	17	416,554
Logitech International S.A. (Registered)*	20,670	280,736
Lonza Group AG (Registered)	4,750	316,203
Nestle S.A. (Registered)	437,975	21,132,282
Nobel Biocare Holding AG (Registered)	18,846	322,102
Novartis AG (Registered)	264,144	12,815,327
Pargesa Holding S.A.	5,034	329,821
Roche Holding AG	87,942	12,076,513
Schindler Holding AG	11,539	966,233
SGS S.A. (Registered)	673	906,110
Sika AG	289	510,764
Sonova Holding AG	8,242	1,010,716
STMicroelectronics N.V.	80,583	638,371
Straumann Holding AG (Registered)	1,205	260,713
Swatch Group AG	3,669	1,026,816
Swatch Group AG (Registered)	9,763	499,255
Swiss Life Holding AG (Registered)*	5,127	490,715

	Number of Shares	Value (Note 1)

Swiss Reinsurance Co., Ltd.	42,811	$1,761,081
Swisscom AG (Registered)	2,962	1,003,481
Syngenta AG (Registered)	11,698	2,701,295
UBS AG (Registered)*	456,089	6,045,716
Xstrata plc	254,033	3,328,175
Zurich Financial Services AG	18,033	3,958,441

		92,500,100

United Kingdom (9.4%)
3i Group plc	137,553	542,122
Admiral Group plc	31,112	650,503
Aggreko plc	29,343	612,573
AMEC plc	44,198	538,797
Anglo American plc*	164,417	5,715,732
Antofagasta plc	46,388	538,455
ARM Holdings plc	146,180	604,804
Associated British Foods plc	47,286	679,655
AstraZeneca plc	182,264	8,564,073
Autonomy Corp. plc*	27,199	734,052
Aviva plc	346,553	1,610,734
BAE Systems plc	438,939	2,039,176
Balfour Beatty plc	76,050	270,233
Barclays plc	1,451,316	5,753,774
BG Group plc	425,952	6,305,409
BHP Billiton plc	276,098	7,144,546
BP plc	2,371,390	11,389,126
British Airways plc*	84,702	245,809
British American Tobacco plc	254,446	8,056,981
British Land Co. plc (REIT)	101,990	651,966
British Sky Broadcasting Group plc	145,566	1,518,273
BT Group plc, Class A	974,414	1,860,782
Bunzl plc	41,304	411,897
Burberry Group plc	57,683	650,457
Cable & Wireless Worldwide plc	325,460	416,932
Cairn Energy plc*	168,265	1,029,480
Capita Group plc	77,225	847,280
Capital Shopping Centres Group plc (REIT)	59,801	275,868
Carnival plc	19,772	633,736
Centrica plc	641,927	2,826,801
Cobham plc	165,236	520,821
Compass Group plc	238,591	1,810,189
Diageo plc	319,405	5,004,776
Eurasian Natural Resources Corp.	35,805	455,432
Firstgroup plc	59,689	322,935
G4S plc	178,128	705,818
GlaxoSmithKline plc	660,408	11,192,051
Hammerson plc (REIT)	92,946	469,567
Home Retail Group plc	115,590	365,564
HSBC Holdings plc	2,200,541	20,075,606
ICAP plc	71,266	427,184
Imperial Tobacco Group plc	128,102	3,571,776
Inmarsat plc	50,822	538,469
Intercontinental Hotels Group plc	37,882	590,018
International Power plc	180,124	798,023
Invensys plc	127,113	454,041
Investec plc	56,789	381,947
ITV plc*	387,262	288,285
J Sainsbury plc	155,881	741,733

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Johnson Matthey plc	28,085	$621,836
Kazakhmys plc	26,981	395,866
Kingfisher plc	282,892	877,918
Land Securities Group plc (REIT)	101,089	829,194
Legal & General Group plc	698,734	812,991
Lloyds Banking Group plc*	4,984,214	3,954,608
London Stock Exchange Group plc	23,890	197,822
Lonmin plc*	20,485	427,567
Man Group plc	216,174	715,139
Marks & Spencer Group plc	189,831	935,588
National Grid plc	438,879	3,232,991
Next plc	22,765	673,666
Old Mutual plc	638,303	976,382
Pearson plc	100,391	1,313,725
Petrofac Ltd.	29,522	519,108
Prudential plc	327,093	2,451,597
Randgold Resources Ltd.	11,340	1,078,185
Reckitt Benckiser Group plc	75,988	3,514,946
Reed Elsevier plc	149,489	1,103,574
Resolution Ltd.	272,146	256,004
Rexam plc	100,255	449,887
Rio Tinto plc	181,073	7,923,720
Rolls-Royce Group plc*	224,387	1,868,590
Rolls-Royce Group plc, Class C*†	20,194,830	30,173
Royal Bank of Scotland Group plc*	2,156,606	1,298,890
RSA Insurance Group plc	405,616	719,965
SABMiller plc	120,089	3,334,254
Sage Group plc	174,538	597,251
Schroders plc	15,251	274,468
Scottish & Southern Energy plc	118,796	1,969,365
Segro plc (REIT)	96,127	362,079
Serco Group plc	56,170	489,295
Severn Trent plc	29,323	535,017
Smith & Nephew plc	109,657	1,032,434
Smiths Group plc	48,858	773,275
Standard Chartered plc	257,447	6,249,762
Standard Life plc	275,737	707,663
Tesco plc	1,007,559	5,673,037
Thomas Cook Group plc	43,358	114,342
Tomkins plc	143,455	481,934
TUI Travel plc	74,207	230,200
Tullow Oil plc	110,957	1,652,782
Unilever plc	158,056	4,212,386
United Utilities Group plc	89,245	695,444
Vedanta Resources plc	19,389	610,117
Vodafone Group plc	6,654,583	13,789,766
Whitbread plc	22,736	475,348
WM Morrison Supermarkets plc	268,632	1,059,043
Wolseley plc*	34,867	681,668
WPP plc	157,302	1,479,233

		206,494,356

United States (0.0%)
Synthes, Inc.	6,672	767,200

Total Common Stocks (50.4%) (Cost $1,284,069,643)		1,103,543,568

	Number of Rights	Value (Note 1)

RIGHTS:
Norway (0.0%)
Norsk Hydro ASA, expiring 7/9/10* (Cost $—)	24,647	$12,714

	Number of Warrants	Value (Note 1)
WARRANTS:
France (0.0%)
Fonciere Des Regions, expiring 12/31/10*	675	389

Hong Kong (0.0%)
Henderson Land Development Co., Ltd., expiring 6/1/11*	25,378	4,302

Italy (0.0%)
Mediobanca S.p.A., expiring 3/18/11*	26,916	1,090
Unione di Banche Italiane S.c.p.A., expiring 6/30/11*	9,090	182

		1,272

Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 7/23/12*	16,829	1,202

Total Warrants (0.0%) (Cost $2,795)		7,165

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $2,259,056)	$2,259,056	$2,259,056

Total Investments (50.5%) (Cost/Amortized Cost $1,286,331,494)		1,105,822,503
Other Assets Less Liabilities (49.5%)		1,085,583,764

Net Assets (100%)		$2,191,406,267

*	Non-income producing.
†	Securities (totaling $41,087 or 0.0% of net assets) at fair value by management.
(b)	Illiquid Security.

Glossary:

CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
PPS	— Price Protected Share
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$87,423,535	$1,274,290,082	$1,361,713,617	$—	$75,475	$—

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
Dow Jones EURO Stoxx 50 Index	13,719	September-10	$456,972,914	$430,814,847	$(26,158,067)
E-Mini MSCI EAFE Index	165	September-10	10,917,427	10,850,400	(67,027)
FTSE 100 Index	3,680	September-10	285,992,254	268,343,947	(17,648,307)
SPI 200 Index	1,160	September-10	111,649,280	104,038,616	(7,610,664)
TOPIX Index	2,850	September-10	277,159,092	270,285,020	(6,874,072)

					$(58,358,137)

At June 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 9/17/10	Credit Suisse First Boston	2,428	$2,025,049	$2,053,565	$(28,516)
Australian Dollar vs. U.S. Dollar, expiring 9/17/10	Deutsche Bank AG	11,325	9,444,333	9,686,726	(242,393)
British Pound vs. U.S. Dollar, expiring 9/17/10	Deutsche Bank AG	4,670	6,977,447	7,031,526	(54,079)
British Pound vs. U.S. Dollar, expiring 9/17/10	Credit Suisse First Boston	6,562	9,804,284	9,699,948	104,336
European Union Euro vs. U.S. Dollar, expiring 9/17/10	Deutsche Bank AG	3,585	4,385,602	4,367,964	17,638
European Union Euro vs. U.S. Dollar, expiring 9/17/10	Deutsche Bank AG	23,488	28,733,340	28,936,276	(202,936)
Japanese Yen vs. U.S. Dollar, expiring 9/17/10	Credit Suisse First Boston	1,386,175	15,698,888	15,181,309	517,579

					$111,629

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contract
Japanese Yen vs. U.S. Dollar, expiring 9/17/10	Credit Suisse First Boston	21,430	$242,610	$242,702	$(92)

					$111,537

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$112,830,581	$—	$112,830,581
Consumer Staples	—	117,089,495	—	117,089,495
Energy	—	78,507,624	—	78,507,624
Financials	—	269,320,556	5,026	269,325,582
Health Care	—	100,214,451	—	100,214,451
Industrials	—	134,704,449	36,061	134,740,510
Information Technology	—	56,878,569	—	56,878,569
Materials	—	110,678,546	—	110,678,546
Telecommunication Services	—	62,332,534	—	62,332,534
Utilities	—	60,945,676	—	60,945,676
Forward Currency Contracts	—	639,553	—	639,553
Rights
Materials	—	12,714	—	12,714
Short-Term Investments	—	2,259,056	—	2,259,056
Warrants
Consumer Staples	—	1,202	—	1,202
Financials	—	5,963	—	5,963

Total Assets	$—	$1,106,420,969	$41,087	$1,106,462,056

Liabilities:
Forward Currency Contracts	$—	$(528,016)	$—	$(528,016)
Futures	(58,358,137)	—	—	(58,358,137)

Total Liabilities	$(58,358,137)	$(528,016)	$—	$(58,886,153)

Total	$(58,358,137)	$1,105,892,953	$41,087	$1,047,575,903

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments in Securities-Industrials
Balance as of 12/31/09	$—	$43,878
Total gains or losses (realized/unrealized) included in earnings	(15,698)	4,520
Purchases, sales, issuances, and settlements (net)	20,724	(12,337)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 6/30/10	$5,026	$36,061
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$4,945	$(787,003)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	639,553
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$639,553

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(528,016)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(58,358,137	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(58,886,153)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(10,261,076)	—	(10,261,076)
Credit contracts	—	—	—	—	—
Equity contracts	—	(32,877,611)	—	—	(32,877,611)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(32,877,611)	$(10,261,076)	$—	$(43,138,687)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	2,970,235	—	2,970,235
Credit contracts	—	—	—	—	—
Equity contracts	—	(88,152,973)	—	—	(88,152,973)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(88,152,973)	$2,970,235	$—	$(85,182,738)

This Portfolio held forward foreign currency contracts with an average settlement value of approximately $338,827,000 and futures contracts with an average notional balance of approximately $756,618,000 during the six months ended June 30, 2010.

^ This Portfolio held forward foreign currency and futures contracts to gain or reduce exposure to the financial markets.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$85,109,552
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$52,416,090

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,738,125
Aggregate gross unrealized depreciation	(203,088,533)

Net unrealized depreciation	$(184,350,408)

Federal income tax cost of investments	$1,290,172,911

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $1,286,331,494)	$1,105,822,503
Foreign cash (Cost $1,001,972,593)	1,004,967,526
Cash held as collateral at broker	85,967,000
Receivable for securities sold	5,000,401
Dividends, interest and other receivables	3,421,765
Unrealized appreciation of forward foreign currency contracts	639,553
Receivable from Separate Accounts for Trust shares sold	236,178
Receivable from investment sub-advisor	46,586

Total assets	2,206,101,512

LIABILITIES
Overdraft payable	1,261,385
Variation margin payable on futures contracts	5,624,617
Payable for securities purchased	4,987,153
Investment management fees payable	818,168
Payable to Separate Accounts for Trust shares redeemed	659,220
Unrealized depreciation of forward foreign currency contracts	528,016
Administrative fees payable	281,353
Trustees’ fees payable	1,463
Accrued expenses	533,870

Total liabilities	14,695,245

NET ASSETS	$2,191,406,267

Net assets were comprised of:
Paid in capital	$2,564,007,433
Accumulated undistributed net investment income (loss)	18,081,277
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(154,902,278)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(235,780,165)

Net assets	$2,191,406,267

Class IA
Net asset value, offering and redemption price per share, $2,191,406,267 / 255,802,453 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.57

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,710,524 foreign withholding tax) ($75,475 of dividend income received from affiliates)	$22,477,335
Interest	834,512

Total income	23,311,847

EXPENSES
Investment management fees	5,232,554
Administrative fees	1,796,253
Custodian fees	478,039
Printing and mailing expenses	137,121
Professional fees	41,203
Trustees’ fees	27,942
Miscellaneous	18,148

Gross expenses	7,731,260
Less: Reimbursement from sub-advisor	(50,622)

Net expenses	7,680,638

NET INVESTMENT INCOME (LOSS)	15,631,209

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(4,798,173)
Foreign currency transactions	(124,398,039)
Futures	(32,877,611)

Net realized gain (loss)	(162,073,823)

Change in unrealized appreciation (depreciation) on:
Securities	(189,049,066)
Foreign currency translations	45,720,038
Futures	(88,152,973)

Net change in unrealized appreciation (depreciation)	(231,482,001)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(393,555,824)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(377,924,615)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	August 28, 2009* to December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,631,209	$4,972,256
Net realized gain (loss) on investments, futures and foreign currency transactions	(162,073,823)	6,450,123
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(231,482,001)	(4,298,164)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(377,924,615)	7,124,215

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,800,764)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [21,617,262 and 246,613,892 shares, respectively]	193,429,749	2,488,930,958
Capital shares issued in reinvestment of dividends [0 and 181,394 shares, respectively]	—	1,800,764
Capital shares repurchased [(9,438,061) and (3,182,034) shares, respectively]	(88,550,769)	(31,703,271)

Total Class IA transactions	104,878,980	2,459,028,451

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	104,878,980	2,459,028,451

TOTAL INCREASE (DECREASE) IN NET ASSETS	(273,045,635)	2,464,351,902
NET ASSETS:
Beginning of period	2,464,451,902	100,000

End of period (a)	$2,191,406,267	$2,464,451,902

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$18,081,277	$2,450,068

* The Portfolio commenced operations on August 28, 2009.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2010 (Unaudited)	August 28, 2009* to December 31, 2009
Net asset value, beginning of period	$10.12	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.61)	0.11

Total from investment operations	(1.55)	0.13

Less distributions:
Dividends from net investment income	—	(0.01)

Net asset value, end of period	$8.57	$10.12

Total return (b)	(15.32)%	1.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,191,406	$2,464,452
Ratio of expenses to average net assets:
After reimbursements (a)	0.66%	0.68%
Before reimbursements (a)	0.67%	0.68%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	1.35%	0.69%
Before reimbursements (a)	1.34%	0.69%
Portfolio turnover rate	4%	123%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Financials	22.7%
Industrials	10.8
Consumer Discretionary	10.6
Materials	10.4
Health Care	10.1
Consumer Staples	9.9
Energy	7.9
Telecommunication Services	6.3
Information Technology	5.5
Utilities	4.6
Cash and Other	1.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$845.50	$3.89
Hypothetical (5% average return before expenses)	1,000.00	1,020.58	4.26
Class IB
Actual	1,000.00	843.30	5.03
Hypothetical (5% average return before expenses)	1,000.00	1,019.34	5.51

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.85% and 1.10%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (7.1%)
Amcor Ltd.	387,649	$2,065,252
Ansell Ltd.	429,800	4,720,556
Australia & New Zealand Banking Group Ltd.	585,400	10,509,174
Bank of Queensland Ltd.	309,300	2,692,697
BHP Billiton Ltd.	483,900	15,049,218
Boral Ltd.	657,800	2,644,274
Challenger Financial Services Group Ltd.	1,182,500	3,458,026
Commonwealth Bank of Australia	291,000	11,794,390
Computershare Ltd.	367,400	3,250,443
CSL Ltd.	113,100	3,084,604
Dexus Property Group (REIT)	4,912,100	3,162,660
Goodman Fielder Ltd.	3,177,900	3,583,246
GPT Group (REIT)	1,283,200	3,012,730
Incitec Pivot Ltd.	1,940,800	4,400,420
ING Office Fund	8,400,000	4,065,463
Macquarie Atlas Roads Group*	969,560	771,189
Macquarie Group Ltd.	332,000	10,216,951
Monadelphous Group Ltd.	264,700	2,810,887
National Australia Bank Ltd.	491,821	9,500,117
QBE Insurance Group Ltd.	257,433	3,917,695
Telstra Corp., Ltd.	1,665,300	4,531,272
Westfield Group (REIT)	277,300	2,822,413
Westpac Banking Corp.	407,700	7,199,698
WorleyParsons Ltd.	144,600	2,671,891

		121,935,266

Austria (0.2%)
OMV AG	94,300	2,842,057

Belgium (1.1%)
Anheuser-Busch InBev N.V.	330,500	15,875,236
KBC Groep N.V.*	87,100	3,340,797

		19,216,033

Canada (1.9%)
National Bank of Canada	55,700	2,848,964
Nexen, Inc.	175,900	3,460,003
Penn West Energy Trust	185,300	3,533,503
Potash Corp. of Saskatchewan, Inc.	91,200	7,865,088
Research In Motion Ltd.*	116,600	5,743,716
Suncor Energy, Inc.	252,640	7,435,265
Toronto-Dominion Bank	38,900	2,520,616

		33,407,155

Denmark (1.1%)
Carlsberg A/S, Class B	62,200	4,728,904
Danske Bank A/S*	271,700	5,218,024
Novo Nordisk A/S, Class B	90,077	7,266,122
Vestas Wind Systems A/S*	57,500	2,390,156

		19,603,206

Finland (0.8%)
Cargotec Oyj, Class B	178,200	4,594,332
Nokia Oyj	1,103,500	9,010,388

		13,604,720

	Number of Shares	Value (Note 1)

France (9.2%)
Arkema S.A.	105,300	$3,622,578
BNP Paribas S.A.	300,550	16,047,691
Bouygues S.A.	183,900	7,043,930
Cap Gemini S.A.	161,500	7,055,961
Carrefour S.A.	127,400	5,030,212
Casino Guichard Perrachon S.A.	55,900	4,221,317
Credit Agricole S.A.	377,810	3,867,417
EDF S.A.	119,600	4,545,088
France Telecom S.A.	452,200	7,803,114
GDF Suez S.A.	247,000	6,988,269
Lafarge S.A.	32,400	1,751,957
LVMH Moet Hennessy Louis Vuitton S.A.	53,200	5,794,952
Mercialys S.A. (REIT)	6,987	198,185
PPR S.A.	33,500	4,134,033
Renault S.A.*	87,900	3,234,941
Rexel S.A.*	424,300	5,846,418
Sanofi-Aventis S.A.	329,255	19,855,031
Societe Generale S.A.	193,376	7,866,290
Technip S.A.	80,700	4,594,895
Total S.A.	351,005	15,621,300
Vallourec S.A.	48,900	8,349,253
Veolia Environnement	76,760	1,792,934
Vinci S.A.	142,300	5,859,637
Vivendi S.A.	399,450	8,081,210

		159,206,613

Germany (8.0%)
Allianz SE (Registered)	133,900	13,295,795
BASF SE	106,300	5,799,364
Bayer AG	391,144	21,823,908
Bayerische Motoren Werke (BMW) AG	154,600	7,477,728
Deutsche Bank AG (Registered)	152,800	8,639,036
Deutsche Telekom AG (Registered)	647,070	7,627,822
E.ON AG	414,234	11,151,085
Fresenius Medical Care AG & Co. KGaA	124,600	6,740,820
Linde AG	53,900	5,659,642
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	47,500	5,946,634
RWE AG	98,020	6,388,998
SAP AG	177,600	7,888,601
Siemens AG (Registered)	203,900	18,246,383
ThyssenKrupp AG	127,100	3,122,202
Volkswagen AG (Preference)	98,500	8,623,500

		138,431,518

Hong Kong (2.1%)
Cheung Kong Holdings Ltd.	271,000	3,114,124
CLP Holdings Ltd.	421,500	3,051,777
Esprit Holdings Ltd.	850,900	4,588,748
Hang Lung Properties Ltd.	733,000	2,811,373
Hong Kong Exchanges and Clearing Ltd.	613,400	9,564,916
Li & Fung Ltd.	1,236,000	5,532,985
New World Development Ltd.	1,937,000	3,129,071
Noble Group Ltd.	3,664,272	4,424,581

		36,217,575

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Ireland (1.0%)
Charter International plc	497,400	$4,648,132
CRH plc	190,266	3,869,254
Irish Life & Permanent Group Holdings plc*	376,100	686,816
Shire plc	173,700	3,530,659
Smurfit Kappa Group plc*	513,400	4,159,938

		16,894,799

Israel (0.6%)
Teva Pharmaceutical Industries Ltd.	192,500	10,044,447

Italy (2.3%)
Autogrill S.p.A.*	385,000	4,609,747
Enel S.p.A.	1,392,404	5,890,568
ENI S.p.A.	433,792	7,963,177
Saipem S.p.A.	250,900	7,625,059
Telecom Italia S.p.A.	2,995,700	3,301,820
Telecom Italia S.p.A. (RNC)	1,935,900	1,764,104
UniCredit S.p.A.	4,084,149	9,065,599

		40,220,074

Japan (22.9%)
Aeon Co., Ltd.	323,500	3,433,505
Air Water, Inc.	401,000	4,385,290
All Nippon Airways Co., Ltd.*	1,479,000	4,679,772
Asahi Breweries Ltd.	245,600	4,151,543
Astellas Pharma, Inc.	99,500	3,327,534
Canon, Inc.	328,600	12,251,221
Central Japan Railway Co.	333	2,742,386
Chubu Electric Power Co., Inc.	124,400	3,084,339
Chuo Mitsui Trust Holdings, Inc.	1,800,000	6,338,799
Dai-ichi Life Insurance Co., Ltd.	1,996	2,744,982
Daiichi Sankyo Co., Ltd.	231,600	4,141,846
DIC Corp.	3,306,000	5,069,975
Don Quijote Co., Ltd	163,800	4,388,766
East Japan Railway Co.	79,300	5,286,159
Elpida Memory, Inc.*	159,700	2,467,328
Fujifilm Holdings Corp.	104,300	3,000,298
Fujitsu Ltd.	896,000	5,629,031
Furukawa Electric Co., Ltd.	526,000	2,310,498
Hitachi Ltd.*	877,000	3,180,426
Honda Motor Co., Ltd.	404,800	11,756,007
ITOCHU Corp.	352,700	2,749,965
Japan Tobacco, Inc.	3,654	11,359,698
JFE Holdings, Inc.	130,600	4,031,860
JS Group Corp.	205,600	3,925,374
JX Holdings, Inc.*	915,000	4,472,488
Kansai Electric Power Co., Inc.	156,400	3,818,557
Kao Corp.	160,700	3,777,698
KDDI Corp.	1,136	5,396,111
Kirin Holdings Co., Ltd.	608,000	7,656,651
Kyocera Corp.	30,100	2,430,687
Kyushu Electric Power Co., Inc.	70,200	1,574,224
Mazda Motor Corp.	1,244,000	2,904,200
Medipal Holdings Corp.	232,300	2,763,220
Mitsubishi Corp.	838,800	17,478,762
Mitsubishi Estate Co., Ltd.	225,000	3,123,923
Mitsubishi Gas Chemical Co., Inc.	688,000	3,333,986

	Number of Shares	Value (Note 1)

Mitsubishi Heavy Industries Ltd.	531,000	$1,823,792
Mitsubishi Materials Corp.*	1,096,000	2,925,569
Mitsubishi Tanabe Pharma Corp.	159,000	2,421,471
Mitsubishi UFJ Financial Group, Inc.	2,540,700	11,517,400
Mitsui & Co., Ltd.	1,147,700	13,492,903
Mitsui Fudosan Co., Ltd.	340,000	4,753,325
Mizuho Financial Group, Inc.	2,919,500	4,791,831
MS&AD Insurance Group Holdings, Inc.	112,500	2,401,548
Namco Bandai Holdings, Inc.	633,700	5,559,815
NGK Insulators Ltd.	169,000	2,627,289
NGK Spark Plug Co., Ltd.	267,000	3,309,180
Nippon Electric Glass Co., Ltd.	510,000	5,803,898
Nippon Express Co., Ltd.	658,000	2,960,723
Nippon Shokubai Co., Ltd.	380,000	3,601,559
Nippon Steel Corp.	1,072,000	3,553,062
Nippon Telegraph & Telephone Corp.	207,200	8,459,772
Nissan Motor Co., Ltd.*	1,011,700	7,013,327
NTT DoCoMo, Inc.	3,392	5,129,482
NTT Urban Development Corp.	3,424	2,705,740
OJI Paper Co., Ltd.	288,000	1,408,665
ORIX Corp.	84,310	6,123,667
Panasonic Corp.	254,000	3,171,655
Ricoh Co., Ltd.	159,000	2,020,784
Secom Co., Ltd.	86,800	3,854,079
Sharp Corp.	380,000	4,000,602
Softbank Corp.	272,200	7,194,675
Sony Corp.	258,800	6,888,784
Sumitomo Mitsui Financial Group, Inc.	217,700	6,145,821
Sumitomo Realty & Development Co., Ltd.	237,000	4,042,074
Sumitomo Rubber Industries Ltd.	474,800	4,181,271
Suzuki Motor Corp.	255,400	5,014,175
Takeda Pharmaceutical Co., Ltd.	173,800	7,438,127
Tohoku Electric Power Co., Inc.	78,700	1,689,821
Tokio Marine Holdings, Inc.	137,500	3,601,758
Tokyo Electric Power Co., Inc.	311,700	8,485,270
Tokyo Gas Co., Ltd.	1,115,000	5,097,642
Toshiba Corp.*	2,811,000	13,965,656
Tosoh Corp.	1,397,000	3,606,314
Toyota Motor Corp.	539,700	18,559,942
Unicharm Corp.	43,100	4,853,646
Zeon Corp.	543,000	3,169,197

		394,532,420

Luxembourg (1.7%)
ArcelorMittal S.A.	391,146	10,402,956
Regus plc	2,897,509	2,981,027
SES S.A. (FDR)	314,500	6,532,545
Tenaris S.A.	504,190	8,750,210

		28,666,738

Netherlands (4.2%)
ASML Holding N.V.	265,400	7,288,270
ING Groep N.V. (CVA)*	750,000	5,568,363
Koninklijke (Royal) KPN N.V.	358,500	4,577,633

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Koninklijke Ahold N.V.	392,522	$4,861,097
Koninklijke Philips Electronics N.V.	299,820	8,936,846
QIAGEN N.V.*	197,800	3,831,688
Royal Dutch Shell plc, Class A	640,208	16,230,195
Royal Dutch Shell plc, Class B	431,868	10,456,096
TNT N.V.	85,485	2,154,586
Unilever N.V. (CVA)	325,400	8,872,130

		72,776,904

New Zealand (0.1%)
Telecom Corp. of New Zealand Ltd.	1,681,200	2,153,373

Norway (0.6%)
DnB NOR ASA	635,400	6,114,036
Yara International ASA	121,300	3,394,094

		9,508,130

Singapore (0.6%)
DBS Group Holdings Ltd.	225,000	2,181,647
Oversea-Chinese Banking Corp., Ltd.	544,000	3,421,970
United Overseas Bank Ltd.	370,000	5,140,073

		10,743,690

Spain (3.1%)
ACS Actividades de Construccion y Servicios S.A.	37,100	1,356,820
Banco Bilbao Vizcaya Argentaria S.A.	743,603	7,671,369
Banco Santander S.A.	1,632,862	17,158,089
Iberdrola S.A.*	787,569	4,416,469
Inditex S.A.	68,980	3,912,223
Repsol YPF S.A.	154,700	3,125,531
Telefonica S.A.	848,719	15,672,870

		53,313,371

Sweden (2.0%)
Atlas Copco AB, Class A	474,646	6,948,652
Electrolux AB, Class B	175,700	4,010,710
Hennes & Mauritz AB, Class B	203,200	5,587,500
Telefonaktiebolaget LM Ericsson, Class B	617,462	6,874,695
TeliaSonera AB	1,105,000	7,103,289
Volvo AB, Class B*	345,500	3,799,395

		34,324,241

Switzerland (7.7%)
Cie Financiere Richemont S.A., Class A	246,000	8,558,486
Credit Suisse Group AG (Registered)	431,814	16,229,193
GAM Holding Ltd.*	193,524	2,109,669
Julius Baer Group Ltd.	193,524	5,509,787
Nestle S.A. (Registered)	548,329	26,456,860
Novartis AG (Registered)	490,890	23,816,236
Roche Holding AG	116,858	16,047,363
Swiss Reinsurance Co., Ltd.	73,692	3,031,408
Syngenta AG (Registered)	32,857	7,587,317
UBS AG (Registered)*	287,410	3,809,781
Xstrata plc	1,162,060	15,224,553
Zurich Financial Services AG	22,440	4,925,826

		133,306,479

	Number of Shares	Value (Note 1)

United Kingdom (20.5%)
Aggreko plc	200,000	$4,175,259
Anglo American plc*	300,200	10,436,041
AstraZeneca plc	317,061	14,897,805
Aviva plc	941,100	4,374,114
BAE Systems plc	1,334,877	6,201,429
Barclays plc	2,757,700	10,932,962
BG Group plc	980,133	14,509,004
BHP Billiton plc	556,444	14,399,016
BP plc	2,864,736	13,758,529
British Airways plc*	1,440,000	4,178,945
British American Tobacco plc	773,000	24,476,889
BT Group plc, Class A	2,765,530	5,281,172
Carnival plc	176,300	5,650,798
Cookson Group plc*	453,000	2,595,549
Drax Group plc	449,400	2,504,302
Enterprise Inns plc*	1,962,400	2,543,561
Eurasian Natural Resources Corp.	225,000	2,861,952
Firstgroup plc	813,900	4,403,440
GlaxoSmithKline plc	1,022,738	17,332,521
HSBC Holdings plc	4,055,600	37,050,340
Imperial Tobacco Group plc	371,900	10,369,420
Inchcape plc*	1,196,900	4,372,209
Kazakhmys plc	184,500	2,706,991
Legal & General Group plc	3,562,900	4,145,504
Man Group plc	1,197,016	3,959,925
Marks & Spencer Group plc	941,800	4,641,691
Mondi plc	710,000	4,023,639
National Grid plc	677,500	4,990,787
Petrofac Ltd.	212,300	3,733,032
Premier Foods plc*	16,968,200	4,825,629
Reckitt Benckiser Group plc	77,500	3,584,887
Rentokil Initial plc*	1,700,500	2,699,887
Rio Tinto plc	315,450	13,804,033
Rolls-Royce Group plc*	745,500	6,208,174
Rolls-Royce Group plc, Class C*†	67,095,000	100,247
Scottish & Southern Energy plc	189,200	3,136,502
Standard Chartered plc	792,341	19,234,804
Tate & Lyle plc	833,000	5,534,707
Tesco plc	2,804,335	15,789,740
TUI Travel plc	640,500	1,986,917
Tullow Oil plc	319,720	4,762,453
Vodafone Group plc	10,655,578	22,080,712
William Hill plc	1,988,340	5,014,768

		354,270,286

Total Common Stocks (98.8%) (Cost $1,920,883,174)		1,705,219,095

	Number of Warrants	Value (Note 1)
WARRANT:
Italy (0.0%)
Unione di Banche Italiane S.c.p.A., expiring 6/30/11* (Cost $—)	121,900	2,445

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Time Deposit (1.0%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $16,716,260)	$16,716,260	$16,716,260

Total Investments (99.8%) (Cost/Amortized Cost $1,937,599,434)		1,721,937,800
Other Assets Less Liabilities (0.2%)		3,809,155

Net Assets (100%)		$1,725,746,955

*	Non-income producing.
†	Securities (totaling $100,247 or 0.0% of net assets) at fair value by management.

Glossary:

CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares

At June 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	12,837	$10,707,984	$10,364,851	$343,133
British Pound vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	12,004	17,935,177	18,129,281	(194,104)
British Pound vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	24,182	36,130,326	36,521,349	(391,023)
Canadian Dollar vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	6,599	6,195,953	6,436,542	(240,589)
Japanese Yen vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	1,843,253	20,874,634	20,414,356	460,278
New Zealand Dollar vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	25,544	17,422,285	18,017,971	(595,686)
New Zealand Dollar vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	42,204	28,785,237	27,665,988	1,119,249
Norwegian Krone vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	234,283	35,860,396	36,285,928	(425,532)
Norwegian Krone vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	222,304	34,026,837	33,031,798	995,039
Swedish Krona vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	115,198	14,773,614	14,874,430	(100,816)
Swedish Krona vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	163,965	21,027,759	20,256,597	771,162

					$1,741,111

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	11,572	$16,652,802	$17,289,725	$(636,923)
British Pound vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	12,610	18,167,227	18,840,601	(673,374)
Canadian Dollar vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	15,798	15,265,243	14,833,107	432,136
Canadian Dollar vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	18,036	17,036,309	16,934,416	101,893
Canadian Dollar vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	6,614	6,266,403	6,210,037	56,366
European Union Euro vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	50,706	62,346,577	62,028,650	317,927
European Union Euro vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	46,253	55,376,405	56,581,295	(1,204,890)
Swiss Franc vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	69,204	59,955,815	64,295,080	(4,339,265)

					$(5,946,130)

					$(4,205,019)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$181,636,976	$—	$181,636,976
Consumer Staples	—	173,443,015	—	173,443,015
Energy	14,428,771	121,115,917	—	135,544,688
Financials	5,369,580	386,003,510	—	391,373,090
Health Care	—	173,083,958	—	173,083,958
Industrials	—	185,556,609	100,247	185,656,856
Information Technology	5,743,716	92,117,687	—	97,861,403
Materials	7,865,088	172,070,168	—	179,935,256
Telecommunication Services	—	108,077,221	—	108,077,221
Utilities	163,572	78,443,060	—	78,606,632
Forward Currency Contracts	—	4,597,183	—	4,597,183
Short-Term Investments	—	16,716,260	—	16,716,260
Warrants
Financials	—	2,445	—	2,445

Total Assets	$33,570,727	$1,692,864,009	$100,247	$1,726,534,983

Liabilities:
Forward Currency Contracts	$—	$(8,802,202)	$—	$(8,802,202)

Total Liabilities	$—	$(8,802,202)	$—	$(8,802,202)

Total	$33,570,727	$1,684,061,807	$100,247	$1,717,732,781

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Industrials
Balance as of 12/31/09	$72,248
Total gains or losses (realized/unrealized) included in earnings	(3,833)
Purchases, sales, issuances, and settlements (net)	31,832
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$100,247
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$(3,133)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	4,597,183
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$4,597,183

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(8,802,202)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(8,802,202)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	7,162,454	—	7,162,454
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$7,162,454	$—	$7,162,454

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(6,087,223)	—	(6,087,223)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(6,087,223)	$—	$(6,087,223)

This Portfolio held forward foreign currency contracts with an average settlement value of approximately $677,555,000 during the six months ended June 30, 2010.

^ This Portfolio held forward foreign currency contracts to gain or reduce exposure to the financial markets.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$666,933,414
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$694,478,378

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$90,210,163
Aggregate gross unrealized depreciation	(316,394,214)

Net unrealized depreciation	$(226,184,051)

Federal income tax cost of investments	$1,948,121,851

For the six months ended June 30, 2010, the Portfolio incurred approximately $5,807 as brokerage commissions with Exane S.A., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $811,227,551 of which $12,792,555 expires in the year 2010, and $110,657,426 expires in the year 2016, and $687,777,570 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $1,937,599,434)	$1,721,937,800
Foreign cash (Cost $4,619,327)	4,615,234
Dividends, interest and other receivables	6,584,903
Unrealized appreciation on foreign currency contracts	4,597,183
Receivable from Separate Accounts for Trust shares sold	160,762
Receivable for securities sold	109,339
Other assets	28,697

Total assets	1,738,033,918

LIABILITIES
Unrealized depreciation on foreign currency contracts	8,802,202
Payable to Separate Accounts for Trust shares redeemed	1,318,205
Investment management fees payable	1,089,454
Payable for securities purchased	264,267
Distribution fees payable - Class IB	160,648
Administrative fees payable	153,609
Trustees’ fees payable	4,397
Accrued expenses	494,181

Total liabilities	12,286,963

NET ASSETS	$1,725,746,955

Net assets were comprised of:
Paid in capital	$2,761,074,896
Accumulated undistributed net investment income (loss)	25,164,755
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(840,605,745)
Unrealized appreciation (depreciation) on investments and foreign currency translations	(219,886,951)

Net assets	$1,725,746,955

Class IA
Net asset value, offering and redemption price per share, $976,460,003 / 138,345,462 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.06

Class IB
Net asset value, offering and redemption price per share, $749,286,952 / 107,948,018 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.94

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,712,256 foreign withholding tax)	$36,060,176
Interest	4,236
Securities lending (net)	286,680

Total income	36,351,092

EXPENSES
Investment management fees	7,120,066
Distribution fees - Class IB	1,079,513
Administrative fees	1,021,767
Recoupment fees	52,506
Printing and mailing expenses	50,296
Professional fees	27,142
Trustees’ fees	23,854
Custodian fees	21,753
Miscellaneous	28,556

Total expenses	9,425,453

NET INVESTMENT INCOME (LOSS)	26,925,639

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(22,665,072)
Foreign currency transactions	6,940,178

Net realized gain (loss)	(15,724,894)

Change in unrealized appreciation (depreciation) on:
Securities	(324,309,898)
Foreign currency translations	(6,208,163)

Net change in unrealized appreciation (depreciation)	(330,518,061)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(346,242,955)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(319,317,316)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$26,925,639	$42,368,062
Net realized gain (loss) on investments and foreign currency transactions	(15,724,894)	(222,162,330)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(330,518,061)	693,315,355

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(319,317,316)	513,521,087

DIVIDENDS:
Dividends from net investment income
Class IA	—	(27,928,853)
Class IB	—	(19,730,635)

TOTAL DIVIDENDS	—	(47,659,488)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [5,465,130 and 39,867,936 shares, respectively]	41,292,401	225,337,817
Capital shares issued in reinvestment of dividends [0 and 3,420,649 shares, respectively]	—	27,928,853
Capital shares repurchased [(8,135,569) and (16,725,229) shares, respectively]	(64,591,147)	(120,170,729)

Total Class IA transactions	(23,298,746)	133,095,941

Class IB
Capital shares sold [4,711,917 and 12,122,641 shares, respectively]	37,300,832	81,816,155
Capital shares issued in reinvestment of dividends [0 and 2,454,675 shares, respectively]	—	19,730,635
Capital shares repurchased [(10,143,608) and (23,526,608) shares, respectively]	(80,027,922)	(164,388,707)

Total Class IB transactions	(42,727,090)	(62,841,917)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(66,025,836)	70,254,024

TOTAL INCREASE (DECREASE) IN NET ASSETS	(385,343,152)	536,115,623
NET ASSETS:
Beginning of period	2,111,090,107	1,574,974,484

End of period (a)	$1,725,746,955	$2,111,090,107

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$25,164,755	$(1,760,884)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009	2008	2007	2006	2005
Net asset value, beginning of period	$8.36	$6.71	$14.47	$14.42	$12.70	$11.17

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.18 (e)	0.32 (e)	0.27 (e)	0.19 (e)	0.18 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.41)	1.67	(7.56)	1.40	2.82	1.56

Total from investment operations	(1.30)	1.85	(7.24)	1.67	3.01	1.74

Less distributions:
Dividends from net investment income	—	(0.20)	(0.33)	(0.24)	(0.24)	(0.21)
Distributions from net realized gains	—	—	(0.19)	(1.38)	(1.05)	—

Total dividends and distributions	—	(0.20)	(0.52)	(1.62)	(1.29)	(0.21)

Net asset value, end of period	$7.06	$8.36	$6.71	$14.47	$14.42	$12.70

Total return (b)	(15.45)%	27.67%	(50.66)%	11.98%	23.80%	15.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$976,460	$1,178,274	$767,423	$1,713,719	$1,602,552	$1,330,210
Ratio of expenses to average net assets:
After waivers (a)	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
After waivers and fees paid indirectly (a)	0.85%	0.85%	0.85%	0.85%	0.85%	0.84%
Before waivers and fees paid indirectly (a)	0.85%	0.87%	0.90%	0.89%	0.88%	0.85%
Ratio of net investment income to average net assets:
After waivers (a)	2.85%	2.45%	2.83%	1.74%	1.36%	1.60%
After waivers and fees paid indirectly (a)	2.85%	2.45%	2.83%	1.74%	1.37%	1.61%
Before waivers and fees paid indirectly (a)	2.85%	2.43%	2.78%	1.69%	1.33%	1.60%
Portfolio turnover rate	35%	85%	65%	52%	70%	67%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009		2008	2007	2006	2005
Net asset value, beginning of period	$8.23	$6.60		$14.25	$14.22	$12.53	$11.02

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.15	(e)	0.29 (e)	0.22 (e)	0.15 (e)	0.15 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.39)	1.66		(7.44)	1.38	2.78	1.53

Total from investment operations	(1.29)	1.81		(7.15)	1.60	2.93	1.68

Less distributions:
Dividends from net investment income	—	(0.18)		(0.31)	(0.19)	(0.19)	(0.17)
Distributions from net realized gains	—	—		(0.19)	(1.38)	(1.05)	—

Total dividends and distributions	—	(0.18)		(0.50)	(1.57)	(1.24)	(0.17)

Net asset value, end of period	$6.94	$8.23		$6.60	$14.25	$14.22	$12.53

Total return (b)	(15.67)%	27.45%		(50.83)%	11.69%	23.55%	15.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$749,287	$932,816		$807,551	$1,739,210	$1,342,183	$930,307
Ratio of expenses to average net assets:
After waivers (a)	1.10%	1.10%		1.10%	1.10%	1.10%	1.10%
After waivers and fees paid indirectly (a)	1.10%	1.10%		1.10%	1.10%	1.10%	1.09%
Before waivers and fees paid indirectly (a)	1.10%	1.12	%(c)	1.15%	1.14%	1.13%	1.10%
Ratio of net investment income to average net assets:
After waivers (a)	2.60%	2.19%		2.59%	1.46%	1.10%	1.35%
After waivers and fees paid indirectly (a)	2.60%	2.19%		2.59%	1.46%	1.10%	1.36%
Before waivers and fees paid indirectly (a)	2.60%	2.16%		2.54%	1.42%	1.06%	1.35%
Portfolio turnover rate	35%	85%		65%	52%	70%	67%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Information Technology	21.8%
Consumer Discretionary	17.9
Industrials	16.6
Health Care	16.3
Financials	13.8
Energy	5.5
Materials	3.5
Consumer Staples	2.2
Utilities	1.6
Telecommunication Services	0.5
Cash and Other	0.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$993.50	$4.30
Hypothetical (5% average return before expenses)	1,000.00	1,020.48	4.36
Class IB
Actual	1,000.00	992.40	5.53
Hypothetical (5% average return before expenses)	1,000.00	1,019.24	5.61

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.87% and 1.12%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (17.9%)
Auto Components (0.4%)
American Axle & Manufacturing Holdings, Inc.*	47,100	$345,243
Cooper Tire & Rubber Co.	36,500	711,750
Dana Holding Corp.*	88,300	883,000
Dorman Products, Inc.*	8,400	170,772
Drew Industries, Inc.*	18,900	381,780
Exide Technologies, Inc.*	45,900	238,680
Fuel Systems Solutions, Inc.*	7,400	192,030
Modine Manufacturing Co.*	32,900	252,672
Standard Motor Products, Inc.	21,900	176,733
Stoneridge, Inc.*	20,900	158,631
Superior Industries International, Inc.	10,800	145,152
Tenneco, Inc.*	38,100	802,386

		4,458,829

Automobiles (0.0%)
Winnebago Industries, Inc.*	19,800	196,812

Distributors (0.7%)
Audiovox Corp., Class A*	24,200	177,870
Core-Mark Holding Co., Inc.*	6,900	189,060
LKQ Corp.*	449,140	8,659,419

		9,026,349

Diversified Consumer Services (1.2%)
American Public Education, Inc.*	12,150	530,955
Bridgepoint Education, Inc.*	9,300	147,033
Cambium Learning Group, Inc.*	42,700	153,720
Capella Education Co.*	9,750	793,162
Coinstar, Inc.*	18,750	805,687
Corinthian Colleges, Inc.*	52,700	519,095
Grand Canyon Education, Inc.*	19,841	464,875
K12, Inc.*	15,800	350,444
Learning Tree International, Inc.*	11,000	119,350
Lincoln Educational Services Corp.*	7,400	152,366
Mac-Gray Corp.	11,700	130,338
Matthews International Corp., Class A	18,200	532,896
Pre-Paid Legal Services, Inc.*	3,800	172,862
Princeton Review, Inc.*	21,300	49,416
Regis Corp.	36,810	573,132
Sotheby’s, Inc.	40,800	933,096
Steiner Leisure Ltd.*	7,600	292,144
Stewart Enterprises, Inc., Class A	54,300	293,763
Strayer Education, Inc.	34,730	7,220,020
Universal Technical Institute, Inc.*	13,200	312,048

		14,546,402

Hotels, Restaurants & Leisure (3.6%)
AFC Enterprises, Inc.*	19,000	172,900
Ambassadors Group, Inc.	16,227	183,203
Ameristar Casinos, Inc.	16,200	243,972
Biglari Holdings, Inc.*	870	249,603

	Number of Shares	Value (Note 1)

BJ’s Restaurants, Inc.*	11,400	$269,040
Bob Evans Farms, Inc.	18,700	460,394
Boyd Gaming Corp.*	34,500	292,905
Buffalo Wild Wings, Inc.*	10,300	376,774
California Pizza Kitchen, Inc.*	14,400	218,160
Caribou Coffee Co., Inc.*	18,900	178,983
CEC Entertainment, Inc.*	15,400	543,004
Cheesecake Factory, Inc.*	36,200	805,812
Chipotle Mexican Grill, Inc.*	54,020	7,390,476
Churchill Downs, Inc.	7,300	239,440
CKE Restaurants, Inc.	34,600	433,538
Cracker Barrel Old Country Store, Inc.	13,300	619,248
Denny’s Corp.*	84,812	220,511
DineEquity, Inc.*	11,300	315,496
Domino’s Pizza, Inc.*	28,500	322,050
Einstein Noah Restaurant Group, Inc.*	17,100	184,509
Gaylord Entertainment Co.*	409,680	9,049,831
Interval Leisure Group, Inc.*	26,500	329,925
Isle of Capri Casinos, Inc.*	12,100	112,046
Jack in the Box, Inc.*	38,700	752,715
Krispy Kreme Doughnuts, Inc.*	54,300	182,991
Landry’s Restaurants, Inc.*	8,000	195,680
Life Time Fitness, Inc.*	27,000	858,330
Marcus Corp.	17,900	169,334
Morgans Hotel Group Co.*	28,000	172,480
Orient-Express Hotels Ltd., Class A*	921,580	6,819,692
P.F. Chang’s China Bistro, Inc.	14,500	574,925
Panera Bread Co., Class A*	80,710	6,076,656
Papa John’s International, Inc.*	12,033	278,203
Peet’s Coffee & Tea, Inc.*	6,600	259,182
Pinnacle Entertainment, Inc.*	39,600	374,616
Red Robin Gourmet Burgers, Inc.*	9,600	164,736
Ruby Tuesday, Inc.*	33,800	287,300
Scientific Games Corp., Class A*	41,600	382,720
Shuffle Master, Inc.*	32,300	258,723
Sonic Corp.*	37,500	290,625
Speedway Motorsports, Inc.	10,300	139,668
Texas Roadhouse, Inc.*	32,100	405,102
Vail Resorts, Inc.*	23,200	809,912

		42,665,410

Household Durables (1.2%)
American Greetings Corp., Class A	26,400	495,264
Beazer Homes USA, Inc.*	39,800	144,474
Blyth, Inc.	3,800	129,466
Brookfield Homes Corp.*	26,100	175,914
Cavco Industries, Inc.*	3,900	137,202
Ethan Allen Interiors, Inc.	14,900	208,451
Furniture Brands International, Inc.*	26,200	136,764
Helen of Troy Ltd.*	19,600	432,376
Hovnanian Enterprises, Inc., Class A*	33,100	121,808
iRobot Corp.*	14,519	272,812
La-Z-Boy, Inc.*	36,000	267,480

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Libbey, Inc.*	14,100	$183,018
Lifetime Brands, Inc.*	12,300	179,826
M/I Homes, Inc.*	16,000	154,240
Meritage Homes Corp.*	20,100	327,228
National Presto Industries, Inc.	3,578	332,253
Ryland Group, Inc.	24,800	392,336
Sealy Corp.*	62,900	167,943
Standard Pacific Corp.*	77,100	256,743
Tempur-Pedic International, Inc.*	301,790	9,280,043
Universal Electronics, Inc.*	8,600	143,018

		13,938,659

Internet & Catalog Retail (1.0%)
1-800-FLOWERS.COM, Inc., Class A*	33,000	67,980
Blue Nile, Inc.*	8,700	409,596
Drugstore.Com, Inc.*	56,800	174,944
Gaiam, Inc., Class A	1,800	10,926
HSN, Inc.*	26,600	638,400
Netflix, Inc.*	80,700	8,768,055
NutriSystem, Inc.	19,800	454,212
Orbitz Worldwide, Inc.*	38,700	147,447
Overstock.com, Inc.*	11,900	215,033
PetMed Express, Inc.	11,200	199,360
Shutterfly, Inc.*	13,500	323,460
U.S. Auto Parts Network, Inc.*	26,600	159,600
Vitacost.com, Inc.*	20,200	181,598

		11,750,611

Leisure Equipment & Products (0.4%)
Brunswick Corp.	57,300	712,239
Callaway Golf Co.	43,800	264,552
Eastman Kodak Co.*	179,600	779,464
JAKKS Pacific, Inc.*	18,700	268,906
Leapfrog Enterprises, Inc.*	38,800	155,976
Marine Products Corp.*	29,900	169,234
Polaris Industries, Inc.	19,200	1,048,704
Pool Corp.	28,000	613,760
RC2 Corp.*	11,900	191,709
Smith & Wesson Holding Corp.*	24,600	100,614
Steinway Musical Instruments, Inc.*	10,700	190,353
Sturm Ruger & Co., Inc.	12,800	183,424

		4,678,935

Media (2.1%)
Arbitron, Inc.	17,800	456,214
Ascent Media Corp., Class A*	9,400	237,444
Belo Corp., Class A*	57,600	327,744
Cinemark Holdings, Inc.	36,365	478,200
CKX, Inc.*	33,275	166,042
Crown Media Holdings, Inc., Class A*	60,100	105,776
Dex One Corp.*	32,000	608,000
Entercom Communications Corp., Class A*	19,100	168,462
Entravision Communications Corp., Class A*	70,200	148,122
EW Scripps Co., Class A*	23,100	171,633
Fisher Communications, Inc.*	130	2,189

	Number of Shares	Value (Note 1)

Global Sources Ltd.*	25,400	$199,136
Harte-Hanks, Inc.	23,800	248,710
Journal Communications, Inc., Class A*	40,100	159,197
Knology, Inc.*	22,900	250,297
Lamar Advertising Co., Class A*	288,150	7,065,438
LIN TV Corp., Class A*	29,200	157,972
Lions Gate Entertainment Corp.*	43,400	302,932
Live Nation Entertainment, Inc.*	89,225	932,401
Martha Stewart Living Omnimedia, Inc., Class A*	35,100	172,692
McClatchy Co., Class A*	41,900	152,516
Media General, Inc., Class A*	17,300	168,848
Mediacom Communications Corp., Class A*	31,000	208,320
National CineMedia, Inc.	589,150	9,815,239
RCN Corp.*	20,100	297,681
ReachLocal, Inc.*	12,800	166,016
Rentrak Corp.*	9,100	221,403
Scholastic Corp.	19,500	470,340
Sinclair Broadcast Group, Inc., Class A*	32,800	191,224
SuperMedia, Inc.*	8,200	149,978
Valassis Communications, Inc.*	30,900	980,148
Value Line, Inc.	6,000	108,840
Warner Music Group Corp.*	39,200	190,512
Westwood One, Inc.*	16,800	165,816
World Wrestling Entertainment, Inc., Class A	14,200	220,952

		25,866,434

Multiline Retail (1.1%)
99 Cents Only Stores*	31,000	458,800
Dillard’s, Inc., Class A	31,100	668,650
Dollar Tree, Inc.*	249,405	10,382,730
Fred’s, Inc., Class A	25,800	285,348
Retail Ventures, Inc.*	23,000	179,860
Saks, Inc.*	79,600	604,164
Tuesday Morning Corp.*	41,700	166,383

		12,745,935

Specialty Retail (4.6%)
America’s Car-Mart, Inc.*	7,300	165,199
AnnTaylor Stores Corp.*	39,200	637,784
Asbury Automotive Group, Inc.*	26,300	277,202
Barnes & Noble, Inc.	24,600	317,340
bebe Stores, Inc.	29,600	189,440
Big 5 Sporting Goods Corp.	17,350	227,979
Brown Shoe Co., Inc.	27,000	409,860
Buckle, Inc.	17,100	554,382
Build-A-Bear Workshop, Inc.*	2,900	19,662
Cabela’s, Inc.*	25,500	360,570
CarMax, Inc.*	373,090	7,424,491
Cato Corp., Class A	17,800	391,956
Charming Shoppes, Inc.*	74,241	278,404
Children’s Place Retail Stores, Inc.*	15,945	701,899
Christopher & Banks Corp.	26,600	164,654

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Citi Trends, Inc.*	8,400	$276,696
Coldwater Creek, Inc.*	36,927	124,075
Collective Brands, Inc.*	46,800	739,440
Dick’s Sporting Goods, Inc.*	348,540	8,675,161
Dress Barn, Inc.*	39,895	949,900
DSW, Inc., Class A*	8,600	193,156
Express, Inc.*	11,400	186,618
Finish Line, Inc., Class A	32,500	452,725
Genesco, Inc.*	12,900	339,399
Group 1 Automotive, Inc.*	13,700	322,361
Gymboree Corp.*	18,578	793,466
Haverty Furniture Cos., Inc.	12,400	152,396
hhgregg, Inc.*	8,900	207,548
Hibbett Sports, Inc.*	15,648	374,926
HOT Topic, Inc.	28,800	146,304
J. Crew Group, Inc.*	171,080	6,297,455
Jo-Ann Stores, Inc.*	16,500	618,915
JoS. A. Bank Clothiers, Inc.*	11,400	615,486
Kirkland’s, Inc.*	11,100	187,313
Lithia Motors, Inc., Class A	17,900	110,622
Lumber Liquidators Holdings, Inc.*	12,300	286,959
Men’s Wearhouse, Inc.	34,900	640,764
Monro Muffler Brake, Inc.	10,700	422,971
OfficeMax, Inc.*	51,100	667,366
Pacific Sunwear of California, Inc.*	49,500	158,400
Penske Automotive Group, Inc.*	28,300	321,488
PEP Boys-Manny, Moe & Jack	31,700	280,862
Pier 1 Imports, Inc.*	90,700	581,387
Rent-A-Center, Inc.*	44,000	891,440
Rue21, Inc.*	9,400	285,196
Sally Beauty Holdings, Inc.*	59,000	483,800
Select Comfort Corp.*	34,900	305,375
Shoe Carnival, Inc.*	9,300	190,743
Sonic Automotive, Inc., Class A*	16,900	144,664
Stage Stores, Inc.	18,900	201,852
Stein Mart, Inc.*	18,500	115,255
Systemax, Inc.	10,200	153,714
Talbots, Inc.*	44,895	462,867
Tractor Supply Co.	145,990	8,901,010
Ulta Salon Cosmetics & Fragrance, Inc.*	218,500	5,169,710
Vitamin Shoppe, Inc.*	9,100	233,415
West Marine, Inc.*	16,900	183,872
Wet Seal, Inc., Class A*	43,400	158,410
Zumiez, Inc.*	16,356	263,495

		55,389,799

Textiles, Apparel & Luxury Goods (1.6%)
American Apparel, Inc.*	32,700	59,841
Carter’s, Inc.*	296,960	7,795,200
Columbia Sportswear Co.	8,000	373,360
Crocs, Inc.*	53,300	563,914
Deckers Outdoor Corp.*	8,800	1,257,256
G-III Apparel Group Ltd.*	9,900	226,611
Iconix Brand Group, Inc.*	46,000	661,020
Jones Apparel Group, Inc.	57,200	906,620
Kenneth Cole Productions, Inc., Class A*	14,600	160,746

	Number of Shares	Value (Note 1)

K-Swiss, Inc., Class A*	17,700	$198,771
Liz Claiborne, Inc.*	63,700	268,814
Maidenform Brands, Inc.*	12,300	250,428
Movado Group, Inc.*	11,400	121,752
Oxford Industries, Inc.	8,000	167,440
Perry Ellis International, Inc.*	10,500	212,100
Quiksilver, Inc.*	97,100	359,270
Skechers U.S.A., Inc., Class A*	21,500	785,180
Steven Madden Ltd.*	17,250	543,720
Timberland Co., Class A*	26,419	426,667
True Religion Apparel, Inc.*	13,700	302,359
Under Armour, Inc., Class A*	19,900	659,287
Unifi, Inc.*	31,300	119,566
UniFirst Corp.	9,400	413,788
Volcom, Inc.*	13,100	243,267
Warnaco Group, Inc.*	29,700	1,073,358
Weyco Group, Inc.	7,300	166,294
Wolverine World Wide, Inc.	34,600	872,612

		19,189,241

Total Consumer Discretionary		214,453,416

Consumer Staples (2.2%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	4,700	317,015
Coca-Cola Bottling Co. Consolidated	2,800	134,176
Heckmann Corp.*	53,600	248,704
National Beverage Corp.	12,800	157,184

		857,079

Food & Staples Retailing (0.5%)
Andersons, Inc.	11,800	384,562
Arden Group, Inc., Class A	3,222	283,117
Casey’s General Stores, Inc.	32,700	1,141,230
Great Atlantic & Pacific Tea Co., Inc.*	27,100	105,690
Ingles Markets, Inc., Class A	8,500	127,925
Nash Finch Co.	8,600	293,776
Pantry, Inc.*	15,000	211,650
Pricesmart, Inc.	7,200	167,256
Rite Aid Corp.*	356,300	349,174
Ruddick Corp.	27,000	836,730
Spartan Stores, Inc.	10,300	141,316
United Natural Foods, Inc.*	28,700	857,556
Village Super Market, Inc., Class A	7,400	194,250
Weis Markets, Inc.	7,400	243,534
Winn-Dixie Stores, Inc.*	33,700	324,868

		5,662,634

Food Products (1.2%)
Alico, Inc.	8,700	199,926
American Italian Pasta Co., Class A*	14,000	740,180
B&G Foods, Inc., Class A	30,200	325,556
Calavo Growers, Inc.	7,600	136,496
Cal-Maine Foods, Inc.	9,100	290,563
Chiquita Brands International, Inc.*	28,100	341,415
Darling International, Inc.*	53,300	400,283
Diamond Foods, Inc.	13,900	571,290
Dole Food Co., Inc.*	23,177	241,736
Farmer Bros Co.	6,932	104,604
Fresh Del Monte Produce, Inc.*	24,600	497,904

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Green Mountain Coffee Roasters, Inc.*	241,360	$6,202,952
Hain Celestial Group, Inc.*	27,243	549,491
Imperial Sugar Co.	11,200	113,120
J&J Snack Foods Corp.	9,000	378,900
Lancaster Colony Corp.	13,000	693,680
Lance, Inc.	16,400	270,436
Lifeway Foods, Inc.*	11,200	109,088
Pilgrim’s Pride Corp.*	31,100	204,327
Sanderson Farms, Inc.	13,600	690,064
Seneca Foods Corp., Class A*	6,000	193,560
Smart Balance, Inc.*	40,700	166,463
Synutra International, Inc.*	11,500	185,955
Tootsie Roll Industries, Inc.	15,589	368,690
TreeHouse Foods, Inc.*	22,300	1,018,218

		14,994,897

Household Products (0.1%)
Central Garden & Pet Co., Class A*	34,800	312,156
Spectrum Brands Holdings, Inc.*	11,600	294,176
WD-40 Co.	10,700	357,380

		963,712

Personal Products (0.2%)
Elizabeth Arden, Inc.*	13,200	191,664
Inter Parfums, Inc.	14,300	203,489
Medifast, Inc.*	8,200	212,462
Nu Skin Enterprises, Inc., Class A	31,300	780,309
Prestige Brands Holdings, Inc.*	22,000	155,760
Revlon, Inc., Class A*	12,300	137,268
Schiff Nutrition International, Inc.	14,300	101,816
USANA Health Sciences, Inc.*	5,200	189,956

		1,972,724

Tobacco (0.1%)
Alliance One International, Inc.*	41,900	149,164
Star Scientific, Inc.*	43,200	70,848
Universal Corp.	17,400	690,432
Vector Group Ltd.	22,785	383,244

		1,293,688

Total Consumer Staples		25,744,734

Energy (5.5%)
Energy Equipment & Services (2.6%)
Allis-Chalmers Energy, Inc.*	34,011	70,063
Basic Energy Services, Inc.*	19,500	150,150
Bristow Group, Inc.*	23,001	676,229
Cal Dive International, Inc.*	60,200	352,170
CARBO Ceramics, Inc.	11,900	859,061
Complete Production Services, Inc.*	447,150	6,394,245
Dawson Geophysical Co.*	6,300	134,001
Dril-Quip, Inc.*	130,540	5,746,371
FMC Technologies, Inc.*	71,200	3,749,392
Global Geophysical Services, Inc.*	21,500	149,855
Global Industries Ltd.*	66,800	299,932
Gulf Island Fabrication, Inc.	8,000	124,160

	Number of Shares	Value (Note 1)

Gulfmark Offshore, Inc., Class A*	14,200	$372,040
Helix Energy Solutions Group, Inc.*	66,800	719,436
Hercules Offshore, Inc.*	58,900	143,127
Hornbeck Offshore Services, Inc.*	15,200	221,920
ION Geophysical Corp.*	81,200	282,576
Key Energy Services, Inc.*	82,700	759,186
Lufkin Industries, Inc.	18,400	717,416
Matrix Service Co.*	15,100	140,581
Natural Gas Services Group, Inc.*	9,600	145,248
Newpark Resources, Inc.*	56,300	340,615
Oceaneering International, Inc.*	116,810	5,244,769
OYO Geospace Corp.*	4,000	193,920
Parker Drilling Co.*	77,700	306,915
PHI, Inc.*	10,200	143,718
Pioneer Drilling Co.*	26,000	147,420
RPC, Inc.	19,800	270,270
Superior Well Services, Inc.*	12,200	203,984
T-3 Energy Services, Inc.*	9,100	253,890
Tesco Corp.*	19,300	237,004
TETRA Technologies, Inc.*	50,400	457,632
Union Drilling, Inc.*	15,800	87,058
Vantage Drilling Co.*	102,100	137,835
Willbros Group, Inc.*	25,200	186,480

		30,418,669

Oil, Gas & Consumable Fuels (2.9%)
Alon USA Energy, Inc.	34,700	220,692
American Oil & Gas, Inc.*	32,100	201,588
Apco Oil and Gas International, Inc.	11,191	263,101
Approach Resources, Inc.*	11,600	79,808
Arena Resources, Inc.*	24,300	775,170
ATP Oil & Gas Corp.*	25,300	267,927
Berry Petroleum Co., Class A	32,500	835,900
Bill Barrett Corp.*	29,400	904,638
BPZ Resources, Inc.*	59,700	247,755
Brigham Exploration Co.*	73,900	1,136,582
Cabot Oil & Gas Corp.	153,460	4,806,367
CAMAC Energy, Inc.*	46,000	171,580
Carrizo Oil & Gas, Inc.*	17,900	277,987
Cheniere Energy, Inc.*	33,500	94,470
Clayton Williams Energy, Inc.*	5,300	223,236
Clean Energy Fuels Corp.*	21,500	321,210
Cloud Peak Energy, Inc.*	19,606	259,976
Concho Resources, Inc.*	80,160	4,435,253
Contango Oil & Gas Co.*	7,207	322,513
Crosstex Energy, Inc.*	42,000	269,220
CVR Energy, Inc.*	14,500	109,040
Delek U.S. Holdings, Inc.	43,500	317,550
Delta Petroleum Corp.*	104,000	89,440
DHT Holdings, Inc.	23,000	88,550
Endeavour International Corp.*	133,700	141,722
Energy Partners Ltd.*	18,500	225,885
Energy XXI Bermuda Ltd.*	32,400	511,272
General Maritime Corp.	27,984	169,023
GeoResources, Inc.*	12,700	176,911
GMX Resources, Inc.*	20,400	132,396

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Golar LNG Ltd.	22,100	$218,127
Goodrich Petroleum Corp.*	14,800	177,600
Green Plains Renewable Energy, Inc.*	14,500	148,190
Gulfport Energy Corp.*	21,300	252,618
Hallador Energy Co.*	16,800	150,360
Harvest Natural Resources, Inc.*	23,900	176,143
Houston American Energy Corp.	14,800	145,928
International Coal Group, Inc.*	83,200	320,320
James River Coal Co.*	14,300	227,656
Knightsbridge Tankers Ltd.	10,800	189,972
Kodiak Oil & Gas Corp.*	76,200	243,078
L&L Energy, Inc.*	18,800	161,680
Magnum Hunter Resources Corp.*	42,400	184,864
McMoRan Exploration Co.*	48,800	542,168
Newfield Exploration Co.*	47,290	2,310,589
Nordic American Tanker Shipping Ltd.	27,400	769,666
Northern Oil and Gas, Inc.*	26,400	338,976
Overseas Shipholding Group, Inc.	16,300	603,752
Panhandle Oil and Gas, Inc., Class A	5,800	153,294
Patriot Coal Corp.*	49,900	586,325
Penn Virginia Corp.	27,500	553,025
Petroleum Development Corp.*	9,300	238,266
PetroQuest Energy, Inc.*	38,600	260,936
Resolute Energy Corp.*	24,300	297,432
REX American Resources Corp.*	13,400	214,400
Rex Energy Corp.*	27,200	274,720
Rosetta Resources, Inc.*	33,400	661,654
Ship Finance International Ltd.	27,200	486,336
SM Energy Co.	58,800	2,361,408
Stone Energy Corp.*	32,600	363,816
Swift Energy Co.*	23,800	640,458
Teekay Tankers Ltd., Class A	19,500	217,035
TransAtlantic Petroleum Ltd.*	94,100	298,297
USEC, Inc.*	71,800	341,768
VAALCO Energy, Inc.*	27,900	156,240
Venoco, Inc.*	15,900	261,873
W&T Offshore, Inc.	22,700	214,742
Warren Resources, Inc.*	1,000	2,900
Western Refining, Inc.*	50,200	252,506
World Fuel Services Corp.	37,800	980,532

		35,056,412

Total Energy		65,475,081

Financials (13.8%)
Capital Markets (3.9%)
Affiliated Managers Group, Inc.*	105,460	6,408,804
American Capital Ltd.*	214,838	1,035,519
Apollo Investment Corp.	115,390	1,076,589
Artio Global Investors, Inc.	17,836	280,739
BGC Partners, Inc., Class A	29,440	150,438
BlackRock Kelso Capital Corp.	36,260	357,886

	Number of Shares	Value (Note 1)

Calamos Asset Management, Inc., Class A	14,700	$136,416
Capital Southwest Corp.	2,507	220,390
Cohen & Steers, Inc.	10,866	225,361
Cowen Group, Inc., Class A*	53,870	220,867
Diamond Hill Investment Group, Inc.	1,900	107,711
Duff & Phelps Corp., Class A	17,450	220,393
Epoch Holding Corp.	24,880	305,278
Evercore Partners, Inc., Class A	10,100	235,835
FBR Capital Markets Corp.*	48,000	159,840
Fifth Street Finance Corp.	24,900	274,647
Financial Engines, Inc.*	12,600	171,360
GAMCO Investors, Inc., Class A	4,530	168,516
GFI Group, Inc.	42,981	239,834
Gladstone Capital Corp.	14,300	154,583
Gladstone Investment Corp.	14,040	81,853
Gleacher & Co., Inc.*	89,770	228,914
Golub Capital BDC, Inc.	13,300	191,786
Greenhill & Co., Inc.	107,940	6,598,372
Harris & Harris Group, Inc.*	19,620	80,246
Hercules Technology Growth Capital, Inc.	24,307	223,867
International Assets Holding Corp.*	9,500	152,000
Investment Technology Group, Inc.*	27,900	448,074
JMP Group, Inc.	9,300	57,567
KBW, Inc.*	302,091	6,476,831
Knight Capital Group, Inc., Class A*	62,004	855,035
LaBranche & Co., Inc.*	27,310	116,887
Ladenburg Thalmann Financial Services, Inc.*	128,800	161,000
Lazard Ltd., Class A	261,600	6,987,336
Main Street Capital Corp.	19,030	284,118
MCG Capital Corp.	41,570	200,783
MF Global Holdings Ltd.*	64,800	370,008
MVC Capital, Inc.	13,400	173,128
NGP Capital Resources Co.	12,453	89,288
Oppenheimer Holdings, Inc., Class A	7,900	189,205
optionsXpress Holdings, Inc.*	26,900	423,406
PennantPark Investment Corp.	21,245	202,890
Penson Worldwide, Inc.*	16,500	93,060
Piper Jaffray Cos., Inc.*	11,800	380,196
Prospect Capital Corp.	41,061	396,239
Pzena Investment Management, Inc., Class A	27,600	175,812
Safeguard Scientifics, Inc.*	12,930	136,541
Sanders Morris Harris Group, Inc.	18,000	99,900
Solar Capital Ltd.	12,460	239,980
Stifel Financial Corp.*	180,390	7,827,122
SWS Group, Inc.	17,680	167,960
Thomas Weisel Partners Group, Inc.*	42,200	248,558
TICC Capital Corp.	16,910	142,044
TradeStation Group, Inc.*	20,900	141,075
Triangle Capital Corp.	6,700	95,274

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Virtus Investment Partners, Inc.*	3,495	$65,426
Westwood Holdings Group, Inc.	3,560	125,134

		47,077,921

Commercial Banks (3.5%)
1st Source Corp.	9,550	161,586
Alliance Financial Corp./ New York	2,610	72,558
American National Bankshares, Inc.	3,880	82,993
Ameris Bancorp*	10,382	100,292
Ames National Corp.	4,160	81,286
Arrow Financial Corp.	6,180	142,758
BancFirst Corp.	3,400	124,066
Banco Latinoamericano de Comercio Exterior S.A., Class E	17,420	217,576
Bancorp Rhode Island, Inc.	2,300	60,260
Bancorp, Inc./Delaware*	12,710	99,519
Bank of Marin Bancorp/ California	3,290	105,050
Bank of the Ozarks, Inc.	8,280	293,692
Boston Private Financial Holdings, Inc.	43,110	277,197
Bridge Bancorp, Inc.	5,500	133,540
Bryn Mawr Bank Corp.	5,500	92,290
Camden National Corp.	4,850	133,230
Capital City Bank Group, Inc.	9,000	111,420
Cardinal Financial Corp.	18,250	168,630
Cathay General Bancorp	50,401	520,642
Centerstate Banks, Inc.	15,600	157,404
Chemical Financial Corp.	15,100	328,878
Citizens & Northern Corp.	7,700	82,390
Citizens Republic Bancorp, Inc.*	250,840	213,214
City Holding Co.	10,500	292,740
CNB Financial Corp./ Pennsylvania	5,490	60,280
CoBiz Financial, Inc.	18,550	122,245
Columbia Banking System, Inc.	24,900	454,674
Community Bank System, Inc.	20,816	458,576
Community Trust Bancorp, Inc.	10,100	253,510
CVB Financial Corp.	54,800	520,600
Danvers Bancorp, Inc.	13,870	200,421
Eagle Bancorp, Inc.*	9,620	113,324
Enterprise Financial Services Corp.	7,230	69,697
F.N.B. Corp./Pennsylvania	73,500	590,205
Financial Institutions, Inc.	7,100	126,096
First Bancorp, Inc./Maine	5,540	72,740
First Bancorp/North Carolina	7,800	113,022
First Bancorp/Puerto Rico*	53,800	28,514
First Busey Corp.	30,580	138,527
First Commonwealth Financial Corp.	60,100	315,525
First Community Bancshares, Inc./Virginia	9,400	138,086
First Financial Bancorp	36,760	549,562
First Financial Bankshares, Inc.	13,500	649,215
First Financial Corp./Indiana	7,900	203,899
First Interstate Bancsystem, Inc.	12,300	193,479

	Number of Shares	Value (Note 1)

First Merchants Corp.	18,600	$157,728
First Midwest Bancorp, Inc./ Illinois	47,300	575,168
First of Long Island Corp.	3,300	84,843
First South Bancorp, Inc./North Carolina	5,180	54,960
FirstMerit Corp.	67,940	1,163,812
German American Bancorp, Inc.	9,600	146,880
Glacier Bancorp, Inc.	45,730	670,859
Great Southern Bancorp, Inc.	7,500	152,325
Hancock Holding Co.	18,000	600,480
Heartland Financial USA, Inc.	8,390	144,979
Heritage Financial Corp./Washington*	5,840	87,425
Home Bancorp, Inc.*	5,680	73,329
Home Bancshares, Inc./ Arkansas	12,247	279,354
Hudson Valley Holding Corp.	8,000	184,960
IBERIABANK Corp.	107,268	5,522,157
Independent Bank Corp./Massachusetts	13,600	335,648
International Bancshares Corp.	33,400	557,446
Investors Bancorp, Inc.*	32,200	422,464
Lakeland Bancorp, Inc.	10,800	92,016
Lakeland Financial Corp.	10,070	201,199
MainSource Financial Group, Inc.	10,800	77,436
MB Financial, Inc.	31,700	582,963
Merchants Bancshares, Inc.	3,050	67,771
Metro Bancorp, Inc.*	5,450	67,253
Nara Bancorp, Inc.*	20,100	169,443
National Bankshares, Inc./ Virginia	5,800	140,534
National Penn Bancshares, Inc.	80,100	481,401
NBT Bancorp, Inc.	22,900	467,618
Northfield Bancorp, Inc./New Jersey	13,300	172,634
Old National Bancorp/Indiana	55,300	572,908
OmniAmerican Bancorp, Inc.*	7,550	85,240
Oriental Financial Group, Inc.	22,400	283,584
Orrstown Financial Services, Inc.	3,800	84,094
Pacific Continental Corp.	16,800	159,096
PacWest Bancorp	18,400	336,904
Park National Corp.	7,450	484,548
Peapack Gladstone Financial Corp.	5,545	64,877
Penns Woods Bancorp, Inc.	2,440	74,225
Peoples Bancorp, Inc./Ohio	5,800	84,100
Pinnacle Financial Partners, Inc.*	21,281	273,461
PrivateBancorp, Inc.	34,018	376,919
Prosperity Bancshares, Inc.	29,150	1,012,963
Renasant Corp.	13,400	192,290
Republic Bancorp, Inc./Kentucky, Class A	6,400	143,360
S&T Bancorp, Inc.	14,961	295,629
Sandy Spring Bancorp, Inc.	15,310	214,493
Santander BanCorp*	17,000	214,880
SCBT Financial Corp.	8,200	288,804

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Sierra Bancorp	6,500	$74,750
Signature Bank/New York*	26,500	1,007,265
Simmons First National Corp., Class A	10,620	278,881
Southside Bancshares, Inc.	8,768	172,204
Southwest Bancorp, Inc./ Oklahoma	7,800	103,662
State Bancorp, Inc./New York	8,500	80,750
StellarOne Corp.	14,440	184,399
Sterling Bancorp/New York	17,000	153,000
Sterling Bancshares, Inc./Texas	65,220	307,186
Suffolk Bancorp	6,100	188,734
Susquehanna Bancshares, Inc.	83,203	693,081
SVB Financial Group*	26,527	1,093,708
SY Bancorp, Inc.	6,300	144,774
Taylor Capital Group, Inc.*	13,900	179,866
Texas Capital Bancshares, Inc.*	22,650	371,460
Tompkins Financial Corp.	6,051	228,425
Tower Bancorp, Inc.	3,030	66,327
TowneBank/Virginia	14,790	214,751
Trico Bancshares	8,850	149,830
Trustmark Corp.	40,480	842,794
UMB Financial Corp.	20,400	725,424
Umpqua Holdings Corp.	72,490	832,185
Union First Market Bankshares Corp.	16,450	201,677
United Bankshares, Inc.	24,280	581,263
United Community Banks, Inc./Georgia*	51,992	205,368
Univest Corp. of Pennsylvania	10,447	180,942
Washington Banking Co.	9,730	124,447
Washington Trust Bancorp, Inc.	10,300	175,512
Webster Financial Corp.	43,400	778,596
WesBanco, Inc.	16,600	279,710
West Bancorp, Inc.*	9,900	67,419
West Coast Bancorp/Oregon	66,400	169,320
Westamerica Bancorp	19,100	1,003,132
Western Alliance Bancorp*	27,500	197,175
Whitney Holding Corp./ Louisiana	61,700	570,725
Wilshire Bancorp, Inc.	16,500	144,375
Wintrust Financial Corp.	19,170	639,128

		41,815,113

Consumer Finance (0.3%)
Advance America Cash Advance Centers, Inc.	29,170	120,472
Cardtronics, Inc.*	17,200	222,912
Cash America International, Inc.	19,200	657,984
CompuCredit Holdings Corp.	43,400	171,864
Credit Acceptance Corp.*	5,000	243,850
Dollar Financial Corp.*	15,100	298,829
EZCORP, Inc., Class A*	30,300	562,065
First Cash Financial Services, Inc.*	15,400	335,720
First Marblehead Corp.*	39,270	92,285
Nelnet, Inc., Class A	16,850	324,868
Student Loan Corp.	7,300	175,784
World Acceptance Corp.*	10,320	395,359

		3,601,992

	Number of Shares	Value (Note 1)

Diversified Financial Services (0.3%)
Asset Acceptance Capital Corp.*	9,500	$39,330
Compass Diversified Holdings	20,050	268,871
Encore Capital Group, Inc.*	8,450	174,155
Life Partners Holdings, Inc.	14,170	289,918
MarketAxess Holdings, Inc.	20,100	277,179
Medallion Financial Corp.	15,894	104,900
NewStar Financial, Inc.*	17,600	111,936
PHH Corp.*	36,400	693,056
PICO Holdings, Inc.*	14,400	431,568
Portfolio Recovery Associates, Inc.*	10,780	719,888

		3,110,801

Insurance (1.5%)
Alterra Capital Holdings Ltd.	61,600	1,156,848
Ambac Financial Group, Inc.*	217,700	145,859
American Equity Investment Life Holding Co.	36,980	381,634
American Physicians Capital, Inc.	5,200	160,420
American Physicians Service Group, Inc.	4,050	99,023
American Safety Insurance Holdings Ltd.*	7,900	124,188
AMERISAFE, Inc.*	11,990	210,424
Amtrust Financial Services, Inc.	14,800	178,192
Argo Group International Holdings Ltd.	19,900	608,741
Baldwin & Lyons, Inc., Class B	6,487	136,292
Citizens, Inc./Texas*	17,600	117,216
CNA Surety Corp.*	10,690	171,788
CNO Financial Group, Inc.*	161,400	798,930
Delphi Financial Group, Inc., Class A	28,405	693,366
Donegal Group, Inc., Class A	11,200	137,648
eHealth, Inc.*	16,600	188,742
EMC Insurance Group, Inc.	11,712	256,844
Employers Holdings, Inc.	30,900	455,157
Enstar Group, Ltd.*	4,450	295,658
FBL Financial Group, Inc., Class A	8,200	172,200
First American Financial Corp.	66,400	841,952
First Mercury Financial Corp.	10,000	105,800
Flagstone Reinsurance Holdings S.A.	24,874	269,137
FPIC Insurance Group, Inc.*	5,700	146,205
Gerova Financial Group Ltd.*	15,700	84,937
Greenlight Capital Reinsurance Ltd., Class A*	16,866	424,855
Harleysville Group, Inc.	8,800	273,064
Hilltop Holdings, Inc.*	24,641	246,656
Horace Mann Educators Corp.	24,910	381,123
Infinity Property & Casualty Corp.	9,300	429,474
Kansas City Life Insurance Co.	9,090	268,791
Maiden Holdings Ltd.	31,730	208,466
Meadowbrook Insurance Group, Inc.	38,500	332,255
Montpelier Reinsurance Holdings Ltd.	45,200	674,836

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

National Financial Partners Corp.*	26,165	$255,632
National Interstate Corp.	13,380	265,192
National Western Life Insurance Co., Class A	1,430	218,447
Navigators Group, Inc.*	7,600	312,588
Phoenix Cos., Inc.*	69,800	147,278
Platinum Underwriters Holdings Ltd.	28,380	1,029,910
PMA Capital Corp., Class A*	22,200	145,410
Presidential Life Corp.	13,900	126,490
Primerica, Inc.*	15,400	330,176
ProAssurance Corp.*	20,600	1,169,256
RLI Corp.	12,000	630,120
Safety Insurance Group, Inc.	8,350	309,117
SeaBright Holdings, Inc.	13,790	130,729
Selective Insurance Group, Inc.	33,590	499,147
State Auto Financial Corp.	9,100	141,141
Stewart Information Services Corp.	11,400	102,828
Tower Group, Inc.	27,126	584,023
United America Indemnity Ltd., Class A*	23,100	170,016
United Fire & Casualty Co.	14,600	289,372

		18,033,593

Real Estate Investment Trusts (REITs) (3.4%)
Acadia Realty Trust (REIT)	25,986	437,085
Agree Realty Corp. (REIT)	7,178	167,391
Alexander’s, Inc. (REIT)	1,300	393,796
American Campus Communities, Inc. (REIT)	33,900	925,131
American Capital Agency Corp. (REIT)	20,916	552,601
Anworth Mortgage Asset Corp. (REIT)	72,100	513,352
Apollo Commercial Real Estate Finance, Inc. (REIT)	6,360	104,686
Ashford Hospitality Trust, Inc. (REIT)*	28,450	208,539
Associated Estates Realty Corp. (REIT)	13,400	173,530
BioMed Realty Trust, Inc. (REIT)	72,100	1,160,089
CapLease, Inc. (REIT)	32,770	151,070
Capstead Mortgage Corp. (REIT)	44,010	486,751
CBL & Associates Properties, Inc. (REIT)	87,660	1,090,490
Cedar Shopping Centers, Inc. (REIT)	28,700	172,774
Chesapeake Lodging Trust (REIT)*	4,770	75,461
Cogdell Spencer, Inc. (REIT)	19,070	128,913
Colonial Properties Trust (REIT)	42,000	610,260
Colony Financial, Inc. (REIT)	9,234	156,055
Cousins Properties, Inc. (REIT)	47,479	320,008
CreXus Investment Corp. (REIT)	8,640	107,395
Cypress Sharpridge Investments, Inc. (REIT)	12,100	153,186

	Number of Shares	Value (Note 1)

DCT Industrial Trust, Inc. (REIT)	130,300	$588,956
DiamondRock Hospitality Co. (REIT)*	98,608	810,558
DuPont Fabros Technology, Inc. (REIT)	24,330	597,545
Dynex Capital, Inc. (REIT)	7,630	70,425
EastGroup Properties, Inc. (REIT)	16,900	601,302
Education Realty Trust, Inc. (REIT)	36,600	220,698
Entertainment Properties Trust (REIT)	29,378	1,118,420
Equity Lifestyle Properties, Inc. (REIT)	16,300	786,149
Equity One, Inc. (REIT)	23,700	369,720
Extra Space Storage, Inc. (REIT)	54,930	763,527
FelCor Lodging Trust, Inc. (REIT)*	41,240	205,788
First Industrial Realty Trust, Inc. (REIT)*	36,300	174,966
First Potomac Realty Trust (REIT)	24,057	345,699
Franklin Street Properties Corp. (REIT)	42,300	499,563
Getty Realty Corp. (REIT)	11,120	249,199
Gladstone Commercial Corp. (REIT)	5,450	89,053
Glimcher Realty Trust (REIT)	39,230	234,595
Government Properties Income Trust (REIT)	10,650	271,788
Hatteras Financial Corp. (REIT)	24,200	673,244
Healthcare Realty Trust, Inc. (REIT)	38,900	854,633
Hersha Hospitality Trust (REIT)	76,989	347,990
Highwoods Properties, Inc. (REIT)	45,040	1,250,310
Home Properties, Inc. (REIT)	25,240	1,137,567
Inland Real Estate Corp. (REIT)	47,500	376,200
Invesco Mortgage Capital, Inc. (REIT)	16,280	325,763
Investors Real Estate Trust (REIT)	46,300	408,829
iStar Financial, Inc. (REIT)*	66,700	297,482
Kilroy Realty Corp. (REIT)	33,200	987,036
Kite Realty Group Trust (REIT)	29,430	123,017
LaSalle Hotel Properties (REIT)	44,350	912,280
Lexington Realty Trust (REIT)	63,545	381,905
LTC Properties, Inc. (REIT)	15,000	364,050
Medical Properties Trust, Inc. (REIT)	70,618	666,634
MFA Financial, Inc. (REIT)	178,290	1,319,346
Mid-America Apartment Communities, Inc. (REIT)	17,950	923,886
Mission West Properties, Inc. (REIT)	18,245	124,431

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Monmouth Real Estate Investment Corp. (REIT), Class A	13,860	$102,425
National Health Investors, Inc. (REIT)	17,400	670,944
National Retail Properties, Inc. (REIT)	51,700	1,108,448
NorthStar Realty Finance Corp. (REIT)	42,180	112,621
Omega Healthcare Investors, Inc. (REIT)	56,430	1,124,650
Parkway Properties, Inc./Maryland (REIT)	14,169	206,442
Pebblebrook Hotel Trust (REIT)*	12,028	226,728
Pennsylvania Real Estate Investment Trust (REIT)	31,600	386,152
Pennymac Mortgage Investment Trust (REIT)*	9,300	147,870
Post Properties, Inc. (REIT)	30,800	700,084
Potlatch Corp. (REIT)	26,100	932,553
PS Business Parks, Inc. (REIT)	11,400	635,892
RAIT Financial Trust (REIT)*	63,100	117,997
Ramco-Gershenson Properties Trust (REIT)	18,200	183,820
Redwood Trust, Inc. (REIT)	51,900	759,816
Resource Capital Corp. (REIT)	20,650	117,292
Retail Opportunity Investments Corp.	26,700	257,655
Saul Centers, Inc. (REIT)	5,200	211,276
Sovran Self Storage, Inc. (REIT)	17,400	599,082
Strategic Hotels & Resorts, Inc. (REIT)*	94,972	416,927
Sun Communities, Inc. (REIT)	10,700	277,772
Sunstone Hotel Investors, Inc. (REIT)*	62,263	618,272
Tanger Factory Outlet Centers (REIT)	25,600	1,059,328
Terreno Realty Corp. (REIT)*	5,560	98,468
Two Harbors Investment Corp. (REIT)	22,200	183,150
Universal Health Realty Income Trust (REIT)	7,050	226,516
Urstadt Biddle Properties, Inc. (REIT), Class A	12,970	209,206
U-Store-It Trust (REIT)	50,700	378,222
Walter Investment Management Corp. (REIT)	14,640	239,364
Washington Real Estate Investment Trust (REIT)	37,800	1,042,902
Winthrop Realty Trust (REIT)	9,550	122,335

		41,035,326

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	4,960	95,133
Consolidated-Tomoka Land Co.	2,900	82,650
Forestar Group, Inc.*	24,000	431,040
Kennedy-Wilson Holdings, Inc.*	17,600	177,760
Tejon Ranch Co.*	7,900	182,332

		968,915

	Number of Shares	Value (Note 1)

Thrifts & Mortgage Finance (0.8%)
Abington Bancorp, Inc.	13,900	$121,208
Astoria Financial Corp.	57,300	788,448
Bank Mutual Corp.	31,300	177,784
BankFinancial Corp.	17,900	148,749
Beneficial Mutual Bancorp, Inc.*	20,770	205,208
Berkshire Hills Bancorp, Inc.	9,200	179,216
Brookline Bancorp, Inc.	37,534	333,302
Clifton Savings Bancorp, Inc.	20,500	177,325
Dime Community Bancshares, Inc.	16,700	205,911
ESB Financial Corp.	10,100	131,805
ESSA Bancorp, Inc.	13,300	163,723
First Financial Holdings, Inc.	10,110	115,760
Flagstar Bancorp, Inc.*	37,400	117,436
Flushing Financial Corp.	19,150	234,204
Home Federal Bancorp, Inc./ Idaho	9,600	121,248
Kearny Financial Corp.	12,250	112,210
Meridian Interstate Bancorp, Inc.*	22,300	243,070
MGIC Investment Corp.*	128,551	885,716
NewAlliance Bancshares, Inc.	71,700	803,757
Northwest Bancshares, Inc.	70,770	811,732
OceanFirst Financial Corp.	8,330	100,543
Ocwen Financial Corp.*	47,400	483,006
Oritani Financial Corp.	28,794	287,940
PMI Group, Inc.*	89,564	258,840
Provident Financial Services, Inc.	36,100	422,009
Provident New York Bancorp	18,900	167,265
Radian Group, Inc.	83,766	606,466
Rockville Financial, Inc.	14,900	177,459
Roma Financial Corp.	16,500	179,190
Territorial Bancorp, Inc.	9,900	187,605
TrustCo Bank Corp. NY/ New York	50,000	280,000
United Financial Bancorp, Inc.	11,100	151,515
ViewPoint Financial Group	6,450	89,332
Westfield Financial, Inc.	19,840	165,267
WSFS Financial Corp.	3,900	140,127

		9,774,376

Total Financials		165,418,037

Health Care (16.3%)
Biotechnology (3.7%)
Acorda Therapeutics, Inc.*	23,600	734,196
Affymax, Inc.*	11,200	66,976
Alexion Pharmaceuticals, Inc.*	122,870	6,289,715
Alkermes, Inc.*	62,000	771,900
Allos Therapeutics, Inc.*	38,200	234,166
Alnylam Pharmaceuticals, Inc.*	20,900	313,918
AMAG Pharmaceuticals, Inc.*	11,053	379,671
Arena Pharmaceuticals, Inc.*	53,600	164,552
ARIAD Pharmaceuticals, Inc.*	59,500	167,790
ArQule, Inc.*	30,200	129,860
Array BioPharma, Inc.*	29,100	88,755
AVEO Pharmaceuticals, Inc.*	26,800	189,476
AVI BioPharma, Inc.*	107,900	173,719

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

BioCryst Pharmaceuticals, Inc.*	17,500	$103,425
Biotime, Inc.*	27,400	168,784
Celera Corp.*	50,800	332,740
Celldex Therapeutics, Inc.*	12,900	58,824
Cepheid, Inc.*	37,200	595,944
Clinical Data, Inc.*	11,400	141,816
Codexis, Inc.*	18,500	162,060
Cubist Pharmaceuticals, Inc.*	36,400	749,840
Cytokinetics, Inc.*	34,200	81,054
Cytori Therapeutics, Inc.*	28,800	100,224
Dendreon Corp.*	90,520	2,926,512
Dyax Corp.*	42,600	96,702
Emergent Biosolutions, Inc.*	10,500	171,570
Enzon Pharmaceuticals, Inc.*	37,800	402,570
Exelixis, Inc.*	65,800	228,326
Genomic Health, Inc.*	6,600	85,338
Geron Corp.*	56,900	285,638
Halozyme Therapeutics, Inc.*	39,500	278,080
Human Genome Sciences, Inc.*	160,220	3,630,585
Idenix Pharmaceuticals, Inc.*	47,200	236,000
Immunogen, Inc.*	34,200	317,034
Immunomedics, Inc.*	58,400	180,456
Incyte Corp.*	232,715	2,576,155
InterMune, Inc.*	28,500	266,475
Ironwood Pharmaceuticals, Inc.*	201,400	2,400,688
Isis Pharmaceuticals, Inc.*	59,600	570,372
Keryx Biopharmaceuticals, Inc.*	47,100	172,386
Lexicon Pharmaceuticals, Inc.*	224,300	287,104
Ligand Pharmaceuticals, Inc., Class B*	75,900	110,814
MannKind Corp.*	33,455	213,777
Martek Biosciences Corp.*	19,900	471,829
Maxygen, Inc.*	18,000	99,540
Medivation, Inc.*	16,800	148,512
Metabolix, Inc.*	11,700	167,427
Micromet, Inc.*	51,700	322,608
Momenta Pharmaceuticals, Inc.*	25,300	310,178
Nabi Biopharmaceuticals*	33,400	181,696
Neurocrine Biosciences, Inc.*	43,100	241,360
Novavax, Inc.*	60,400	131,068
NPS Pharmaceuticals, Inc.*	31,800	204,792
Onyx Pharmaceuticals, Inc.*	38,100	822,579
Opko Health, Inc.*	73,800	166,788
Orexigen Therapeutics, Inc.*	68,400	287,280
Osiris Therapeutics, Inc.*	32,000	185,920
PDL BioPharma, Inc.	79,300	445,666
Pharmacyclics, Inc.*	28,700	191,142
Pharmasset, Inc.*	18,700	511,258
Regeneron Pharmaceuticals, Inc.*	119,480	2,666,794
Rigel Pharmaceuticals, Inc.*	31,600	227,520
Sangamo BioSciences, Inc.*	29,300	108,703
Savient Pharmaceuticals, Inc.*	39,600	498,960
Seattle Genetics, Inc.*	47,900	574,321
SIGA Technologies, Inc.*	19,900	153,230
Spectrum Pharmaceuticals, Inc.*	24,700	96,824
StemCells, Inc.*	92,700	87,138
Synta Pharmaceuticals Corp.*	47,400	127,980
Targacept, Inc.*	15,200	293,816
Theravance, Inc.*	44,500	559,365

	Number of Shares	Value (Note 1)

United Therapeutics Corp.*	114,770	$5,601,924
Vanda Pharmaceuticals, Inc.*	17,800	117,658
ZymoGenetics, Inc.*	33,600	141,792

		43,781,655

Health Care Equipment & Supplies (4.5%)
Abaxis, Inc.*	14,700	315,021
ABIOMED, Inc.*	17,100	165,528
Accuray, Inc.*	23,200	153,816
AGA Medical Holdings, Inc.*	13,800	175,122
Align Technology, Inc.*	445,070	6,618,191
Alimera Sciences, Inc.*	20,000	148,800
Alphatec Holdings, Inc.*	33,400	154,976
American Medical Systems Holdings, Inc.*	48,800	1,079,456
Analogic Corp.	8,700	395,937
AngioDynamics, Inc.*	11,400	168,150
ArthroCare Corp.*	17,200	527,180
Atrion Corp.	1,200	162,060
ATS Medical, Inc.*	48,700	193,339
Cantel Medical Corp.	10,300	172,010
Conceptus, Inc.*	19,600	305,368
CONMED Corp.*	18,600	346,518
CryoLife, Inc.*	17,100	92,169
Cyberonics, Inc.*	18,300	433,344
Delcath Systems, Inc.*	21,000	133,140
DexCom, Inc.*	35,800	413,848
DynaVox, Inc., Class A*	10,500	168,105
Endologix, Inc.*	46,600	211,098
ev3, Inc.*	53,100	1,189,971
Exactech, Inc.*	6,800	116,144
Greatbatch, Inc.*	15,100	336,881
Haemonetics Corp.*	16,500	883,080
HealthTronics, Inc.*	39,900	192,717
HeartWare International, Inc.*	6,100	427,427
ICU Medical, Inc.*	7,600	244,492
Immucor, Inc.*	43,700	832,485
Insulet Corp.*	24,300	365,715
Integra LifeSciences Holdings Corp.*	11,600	429,200
Invacare Corp.	20,100	416,874
IRIS International, Inc.*	10,400	105,456
Kensey Nash Corp.*	5,800	137,518
MAKO Surgical Corp.*	16,200	201,690
Masimo Corp.	33,950	808,350
Medical Action Industries, Inc.*	13,200	158,268
MELA Sciences, Inc.*	16,100	119,784
Meridian Bioscience, Inc.	26,900	457,300
Merit Medical Systems, Inc.*	17,900	287,653
Micrus Endovascular Corp.*	16,100	334,719
Natus Medical, Inc.*	18,100	294,849
Neogen Corp.*	14,400	375,120
NuVasive, Inc.*	157,670	5,590,978
NxStage Medical, Inc.*	14,600	216,664
OraSure Technologies, Inc.*	33,600	155,568
Orthofix International N.V.*	8,900	285,245
Orthovita, Inc.*	43,000	87,290
Palomar Medical Technologies, Inc.*	12,100	135,399
Quidel Corp.*	17,000	215,730
ResMed, Inc.*	103,830	6,313,902

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Rochester Medical Corp.*	11,000	$103,950
RTI Biologics, Inc.*	36,200	106,066
SenoRx, Inc.*	17,600	193,248
Sirona Dental Systems, Inc.*	206,650	7,199,686
Somanetics Corp.*	7,100	177,145
SonoSite, Inc.*	7,900	214,169
Stereotaxis, Inc.*	24,000	79,440
STERIS Corp.	38,700	1,202,796
SurModics, Inc.*	7,300	119,793
Symmetry Medical, Inc.*	23,800	250,852
Syneron Medical Ltd.*	22,700	233,356
Synovis Life Technologies, Inc.*	7,400	113,072
TomoTherapy, Inc.*	3,500	11,130
Vascular Solutions, Inc.*	17,600	220,000
Volcano Corp.*	332,400	7,252,968
West Pharmaceutical Services, Inc.	21,900	799,131
Wright Medical Group, Inc.*	23,600	391,996
Young Innovations, Inc.	7,000	197,050
Zoll Medical Corp.*	14,100	382,110

		53,497,603

Health Care Providers & Services (4.2%)
Accretive Health, Inc.*	13,900	183,897
Air Methods Corp.*	7,000	208,250
Alliance HealthCare Services, Inc.*	28,100	113,524
Almost Family, Inc.*	4,600	160,678
Amedisys, Inc.*	17,900	787,063
America Service Group, Inc.	10,400	178,880
American Dental Partners, Inc.*	13,800	167,118
AMERIGROUP Corp.*	34,600	1,123,808
AMN Healthcare Services, Inc.*	19,500	145,860
Amsurg Corp.*	17,416	310,353
Assisted Living Concepts, Inc., Class A*	5,680	168,071
Bio-Reference Labs, Inc.*	15,800	350,286
BioScrip, Inc.*	30,700	160,868
CardioNet, Inc.*	15,855	86,886
Catalyst Health Solutions, Inc.*	24,500	845,250
Centene Corp.*	287,430	6,179,745
Chemed Corp.	14,500	792,280
Chindex International, Inc.*	13,100	164,143
Clarient, Inc.*	39,600	121,968
Continucare Corp.*	49,200	164,820
Corvel Corp.*	5,900	199,361
Cross Country Healthcare, Inc.*	17,000	152,830
Emergency Medical Services Corp., Class A*	140,990	6,912,740
Emeritus Corp.*	15,191	247,765
Ensign Group, Inc.	7,300	120,596
Genoptix, Inc.*	9,650	165,980
Gentiva Health Services, Inc.*	19,400	523,994
Hanger Orthopedic Group, Inc.*	20,000	359,200
HealthSouth Corp.*	59,100	1,105,761
Healthspring, Inc.*	32,100	497,871
Healthways, Inc.*	22,800	271,776
HMS Holdings Corp.*	173,600	9,412,592
inVentiv Health, Inc.*	21,500	550,400
IPC The Hospitalist Co., Inc.*	10,800	271,080
Kindred Healthcare, Inc.*	26,100	335,124

	Number of Shares	Value (Note 1)

Landauer, Inc.	6,233	$379,465
LHC Group, Inc.*	9,600	266,400
Magellan Health Services, Inc.*	202,210	7,344,267
MedCath Corp.*	13,300	104,538
Molina Healthcare, Inc.*	6,800	195,840
MWI Veterinary Supply, Inc.*	7,200	361,872
National Healthcare Corp.	5,900	203,314
National Research Corp.	3,600	86,796
Odyssey HealthCare, Inc.*	21,500	574,480
Owens & Minor, Inc.#	39,750	1,128,105
PharMerica Corp.*	19,300	282,938
Providence Service Corp.*	13,300	186,200
PSS World Medical, Inc.*	39,700	839,655
Psychiatric Solutions, Inc.*	37,200	1,217,184
RehabCare Group, Inc.*	15,800	344,124
Res-Care, Inc.*	16,900	163,254
Rural/Metro Corp.*	24,600	200,244
Select Medical Holdings Corp.*	21,619	146,577
Skilled Healthcare Group, Inc., Class A*	15,990	108,572
Sun Healthcare Group, Inc.*	29,200	235,936
Sunrise Senior Living, Inc.*	66,600	185,148
Team Health Holdings, Inc.*	12,700	164,084
Triple-S Management Corp., Class B*	11,700	217,035
U.S. Physical Therapy, Inc.*	8,500	143,480
Universal American Corp.*	17,100	246,240
Virtual Radiologic Corp.*	12,900	221,364
WellCare Health Plans, Inc.*	28,300	671,842

		49,759,772

Health Care Technology (1.4%)
athenahealth, Inc.*	22,450	586,619
Computer Programs & Systems, Inc.	6,500	265,980
Eclipsys Corp.*	35,323	630,162
MedAssets, Inc.*	292,140	6,742,591
Medidata Solutions, Inc.*	9,300	144,057
MedQuist, Inc.	24,300	192,213
Merge Healthcare, Inc.*	37,800	110,754
Omnicell, Inc.*	14,700	171,843
Phase Forward, Inc.*	28,910	482,219
Quality Systems, Inc.	12,100	701,679
SXC Health Solutions Corp.*	97,000	7,105,250
Vital Images, Inc.*	8,700	110,925

		17,244,292

Life Sciences Tools & Services (0.8%)
Affymetrix, Inc.*	48,000	283,200
Albany Molecular Research, Inc.*	20,300	104,951
Bruker Corp.*	46,400	564,224
Caliper Life Sciences, Inc.*	46,400	198,128
Cambrex Corp.*	26,300	82,845
Dionex Corp.*	11,900	886,074
Enzo Biochem, Inc.*	32,500	132,275
eResearchTechnology, Inc.*	27,400	215,912
Kendle International, Inc.*	6,100	70,272
Luminex Corp.*	28,500	462,270
PAREXEL International Corp.*	36,777	797,325
QIAGEN N.V.*	303,850	5,839,997

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Sequenom, Inc.*	40,000	$236,400

		9,873,873

Pharmaceuticals (1.7%)
Acura Pharmaceuticals, Inc.*	17,404	43,684
Akorn, Inc.*	63,800	189,486
Ardea Biosciences, Inc.*	8,100	166,536
Auxilium Pharmaceuticals, Inc.*	30,200	709,700
AVANIR Pharmaceuticals, Inc., Class A*	74,100	190,437
BioMimetic Therapeutics, Inc.*	10,300	114,536
BMP Sunstone Corp.*	56,900	293,035
Cadence Pharmaceuticals, Inc.*	15,700	110,057
Caraco Pharmaceutical Laboratories Ltd.*	19,400	91,568
Corcept Therapeutics, Inc.*	56,200	175,344
Cornerstone Therapeutics, Inc.*	12,900	75,981
Cumberland Pharmaceuticals, Inc.*	11,300	72,546
Cypress Bioscience, Inc.*	17,700	40,710
Depomed, Inc.*	45,000	126,000
Durect Corp.*	59,736	145,158
Eurand N.V.*	20,800	201,552
Hi-Tech Pharmacal Co., Inc.*	9,000	206,190
Impax Laboratories, Inc.*	40,600	773,836
Inspire Pharmaceuticals, Inc.*	38,932	194,271
Jazz Pharmaceuticals, Inc.*	23,800	186,354
Lannett Co., Inc.*	24,100	110,137
MAP Pharmaceuticals, Inc.*	11,500	150,880
Medicines Co.*	31,500	239,715
Medicis Pharmaceutical Corp., Class A	252,400	5,522,512
Nektar Therapeutics*	252,400	3,054,040
Obagi Medical Products, Inc.*	15,000	177,300
Optimer Pharmaceuticals, Inc.*	18,600	172,422
Pain Therapeutics, Inc.*	21,400	118,984
Par Pharmaceutical Cos., Inc.*	22,400	581,504
Pozen, Inc.*	16,400	114,964
Questcor Pharmaceuticals, Inc.*	41,400	422,694
Salix Pharmaceuticals Ltd.*	121,700	4,749,951
Santarus, Inc.*	51,800	128,464
Sucampo Pharmaceuticals, Inc., Class A*	21,600	76,248
ViroPharma, Inc.*	51,100	572,831
Vivus, Inc.*	44,900	431,040
XenoPort, Inc.*	19,800	194,238

		20,924,905

Total Health Care		195,082,100

Industrials (16.6%)
Aerospace & Defense (1.6%)
AAR Corp.*	24,500	410,130
Aerovironment, Inc.*	7,000	152,110
American Science & Engineering, Inc.	6,082	463,509
Applied Signal Technology, Inc.	6,000	117,900
Argon ST, Inc.*	6,100	209,169
Ceradyne, Inc.*	16,600	354,742
Cubic Corp.	12,600	458,388
Curtiss-Wright Corp.	29,400	853,776
DigitalGlobe, Inc.*	17,600	462,880

	Number of Shares	Value (Note 1)

Ducommun, Inc.	8,200	$140,220
DynCorp International, Inc., Class A*	16,600	290,832
Esterline Technologies Corp.*	21,300	1,010,685
GenCorp, Inc.*	31,800	139,284
GeoEye, Inc.*	12,400	386,136
HEICO Corp.	19,375	695,950
Herley Industries, Inc.*	9,300	132,618
Hexcel Corp.*	553,660	8,587,267
Ladish Co., Inc.*	10,100	229,472
Moog, Inc., Class A*	27,700	892,771
Orbital Sciences Corp.*	39,400	621,338
Stanley, Inc.*	10,050	375,669
Taser International, Inc.*	32,100	125,190
Teledyne Technologies, Inc.*	22,400	864,192
Triumph Group, Inc.	9,900	659,637

		18,633,865

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	35,200	167,552
Atlas Air Worldwide Holdings, Inc.*	78,200	3,714,500
Forward Air Corp.	18,500	504,125
Hub Group, Inc., Class A*	21,600	648,216
Pacer International, Inc.*	25,100	175,449

		5,209,842

Airlines (0.4%)
AirTran Holdings, Inc.*	73,200	355,020
Alaska Air Group, Inc.*	26,400	1,186,680
Allegiant Travel Co.	10,190	435,011
Hawaiian Holdings, Inc.*	28,300	146,311
JetBlue Airways Corp.*	154,200	846,558
Republic Airways Holdings, Inc.*	22,100	135,031
SkyWest, Inc.	34,100	416,702
U.S. Airways Group, Inc.*	103,400	890,274

		4,411,587

Building Products (0.8%)
A.O. Smith Corp.	15,500	746,945
AAON, Inc.	8,700	202,797
American Woodmark Corp.	6,900	117,990
Ameron International Corp.	6,000	361,980
Apogee Enterprises, Inc.	14,500	157,035
Builders FirstSource, Inc.*	36,400	87,360
Gibraltar Industries, Inc.*	17,300	174,730
Griffon Corp.*	26,400	291,984
Insteel Industries, Inc.	14,800	171,976
NCI Building Systems, Inc.*	5,980	50,053
Quanex Building Products Corp.	25,200	435,708
Simpson Manufacturing Co., Inc.	246,290	6,046,419
Trex Co., Inc.*	10,900	218,981
Universal Forest Products, Inc.	14,900	451,619

		9,515,577

Commercial Services & Supplies (1.3%)
ABM Industries, Inc.	31,100	651,545
ACCO Brands Corp.*	29,400	146,706
American Reprographics Co.*	22,700	198,171

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

APAC Customer Services, Inc.*	32,200	$183,540
ATC Technology Corp.*	10,600	170,872
Bowne & Co., Inc.	21,745	243,979
Brink’s Co.	30,600	582,318
Cenveo, Inc.*	40,000	219,200
Clean Harbors, Inc.*	14,707	976,692
Consolidated Graphics, Inc.*	6,700	289,708
Cornell Cos., Inc.*	7,200	193,464
Courier Corp.	7,000	85,470
Deluxe Corp.	33,300	624,375
EnergySolutions, Inc.	50,600	257,554
EnerNOC, Inc.*	12,600	396,144
Ennis, Inc.	13,300	199,633
Fuel Tech, Inc.*	21,300	134,616
G&K Services, Inc., Class A	9,300	192,045
GEO Group, Inc.*	34,200	709,650
Healthcare Services Group, Inc.	25,200	477,540
Herman Miller, Inc.	34,000	641,580
HNI Corp.	29,300	808,387
Innerworkings, Inc.*	20,100	137,283
Interface, Inc., Class A	30,300	325,422
Kimball International, Inc., Class B	20,800	115,024
Knoll, Inc.	29,700	394,713
M&F Worldwide Corp.*	6,800	184,280
McGrath RentCorp	15,500	353,090
Metalico, Inc.*	40,900	162,782
Mine Safety Appliances Co.	18,800	465,864
Mobile Mini, Inc.*	22,500	366,300
Multi-Color Corp.	7,100	72,704
Rollins, Inc.	29,400	608,286
Schawk, Inc.	11,000	164,450
Standard Parking Corp.*	7,231	114,467
Standard Register Co.	18,300	57,462
Steelcase, Inc., Class A	47,800	370,450
Sykes Enterprises, Inc.*	24,228	344,764
Team, Inc.*	18,000	234,900
Tetra Tech, Inc.#*	38,900	762,829
U.S. Ecology, Inc.	12,200	177,754
United Stationers, Inc.*	15,245	830,395
Viad Corp.	9,800	172,970
Waste Services, Inc.*	16,500	192,390

		14,991,768

Construction & Engineering (0.4%)
Argan, Inc.*	12,000	125,160
Comfort Systems USA, Inc.	18,900	182,574
Dycom Industries, Inc.*	22,700	194,085
EMCOR Group, Inc.*	44,700	1,035,699
Furmanite Corp.*	21,300	84,561
Granite Construction, Inc.	21,800	514,044
Great Lakes Dredge & Dock Corp.	29,600	177,600
Insituform Technologies, Inc., Class A*	25,200	516,096
Layne Christensen Co.*	13,000	315,510
MasTec, Inc.*	34,900	328,060
Michael Baker Corp.*	4,800	167,520
MYR Group, Inc.*	11,500	191,935
Northwest Pipe Co.*	6,000	114,000
Orion Marine Group, Inc.*	17,100	242,820
Pike Electric Corp.*	20,700	194,994

	Number of Shares	Value (Note 1)

Primoris Services Corp.	21,200	$133,560
Sterling Construction Co., Inc.*	9,900	128,106
Tutor Perini Corp.*	17,200	283,456

		4,929,780

Electrical Equipment (2.5%)
A123 Systems, Inc.*	46,400	437,552
Acuity Brands, Inc.	27,400	996,812
Advanced Battery Technologies, Inc.*	41,200	135,136
American Superconductor Corp.*	30,000	800,700
AMETEK, Inc.	221,290	8,884,794
AZZ, Inc.	7,900	290,483
Baldor Electric Co.	312,800	11,285,824
Belden, Inc.	28,200	620,400
Brady Corp., Class A	33,300	829,836
Broadwind Energy, Inc.*	100,100	280,280
Capstone Turbine Corp.*	185,700	181,986
Encore Wire Corp.	12,200	221,918
Ener1, Inc.*	94,476	319,329
EnerSys*	27,000	576,990
Franklin Electric Co., Inc.	14,400	415,008
FuelCell Energy, Inc.*	66,623	78,615
Generac Holdings, Inc.*	13,700	191,937
GrafTech International Ltd.*	77,700	1,135,974
II-VI, Inc.*	16,000	474,080
LaBarge, Inc.*	10,800	123,228
LSI Industries, Inc.	16,200	79,056
Polypore International, Inc.*	14,123	321,157
Powell Industries, Inc.*	4,200	114,828
Preformed Line Products Co.	4,298	120,129
SatCon Technology Corp.*	74,500	213,070
Vicor Corp.*	13,800	172,362
Woodward Governor Co.	40,400	1,031,412

		30,332,896

Industrial Conglomerates (0.1%)
Otter Tail Corp.	25,300	489,049
Raven Industries, Inc.	10,400	350,584
Seaboard Corp.	200	302,000
Standex International Corp.	6,900	174,915
Tredegar Corp.	19,800	323,136
United Capital Corp.*	5,000	122,050

		1,761,734

Machinery (5.5%)
3D Systems Corp.*	15,400	193,270
Actuant Corp., Class A	447,190	8,420,588
Alamo Group, Inc.	7,500	162,750
Albany International Corp., Class A	16,700	270,373
Altra Holdings, Inc.*	16,800	218,736
American Railcar Industries, Inc.*	14,700	177,576
Ampco-Pittsburgh Corp.	6,300	131,229
ArvinMeritor, Inc.*	59,900	784,690
Astec Industries, Inc.*	11,400	316,122
Badger Meter, Inc.	9,500	367,555
Barnes Group, Inc.	28,010	459,084
Blount International, Inc.*	30,600	314,262
Briggs & Stratton Corp.	29,100	495,282

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Bucyrus International, Inc.	160,610	$7,620,944
Cascade Corp.	5,300	188,733
Chart Industries, Inc.*	16,600	258,628
CIRCOR International, Inc.	10,900	278,822
CLARCOR, Inc.	33,200	1,179,264
Colfax Corp.*	16,300	169,683
Columbus McKinnon Corp.*	11,300	157,861
Commercial Vehicle Group, Inc.*	16,000	163,360
Douglas Dynamics, Inc.*	16,600	190,900
Energy Recovery, Inc.*	17,600	70,400
EnPro Industries, Inc.*	12,800	360,320
ESCO Technologies, Inc.	16,900	435,175
Federal Signal Corp.	41,200	248,848
Flow International Corp.*	4,300	10,148
Force Protection, Inc.*	44,300	181,630
FreightCar America, Inc.	7,300	165,126
Gorman-Rupp Co.	6,700	167,835
Graham Corp.	11,200	167,888
Greenbrier Cos., Inc.*	13,800	154,560
IDEX Corp.	225,850	6,452,535
John Bean Technologies Corp.	18,400	280,600
Joy Global, Inc.	170,590	8,544,853
Kadant, Inc.*	11,500	200,330
Kaydon Corp.	22,300	732,778
L.B. Foster Co., Class A*	5,100	132,192
Lincoln Electric Holdings, Inc.	167,510	8,541,335
Lindsay Corp.	8,200	259,858
Middleby Corp.*	10,500	558,495
Mueller Industries, Inc.	26,000	639,600
Mueller Water Products, Inc., Class A	97,400	361,354
NACCO Industries, Inc., Class A	4,500	399,420
Nordson Corp.	22,800	1,278,624
PMFG, Inc.*	11,400	172,710
RBC Bearings, Inc.*	174,000	5,044,260
Robbins & Myers, Inc.	18,100	393,494
Sauer-Danfoss, Inc.*	13,000	158,860
Sun Hydraulics Corp.	8,000	187,680
Tecumseh Products Co., Class A*	14,800	164,576
Tennant Co.	10,500	355,110
Titan International, Inc.	22,800	227,316
Trimas Corp.*	19,300	218,283
Valmont Industries, Inc.	78,820	5,727,061
Wabash National Corp.*	37,700	268,047
Watts Water Technologies, Inc., Class A	19,092	547,177

		66,328,190

Marine (0.6%)
American Commercial Lines, Inc.*	6,175	138,999
Eagle Bulk Shipping, Inc.*	26,200	110,564
Excel Maritime Carriers Ltd.*	36,400	186,368
Genco Shipping & Trading Ltd.*	15,800	236,842
Horizon Lines, Inc., Class A	2,300	9,729
International Shipholding Corp.	4,900	108,437
Kirby Corp.*	163,550	6,255,788

	Number of Shares	Value (Note 1)

Ultrapetrol Bahamas Ltd.*	2,100	$9,135

		7,055,862

Professional Services (0.7%)
Acacia Research Corp.-Acacia Technologies*	21,400	304,522
Administaff, Inc.	14,100	340,656
Advisory Board Co.*	8,200	352,272
CBIZ, Inc.*	21,100	134,196
CDI Corp.	14,200	220,526
Corporate Executive Board Co.	22,800	598,956
CoStar Group, Inc.*	13,273	514,992
CRA International, Inc.*	7,200	135,576
Diamond Management & Technology Consultants, Inc.	19,500	201,045
Dolan Media Co.*	15,800	175,696
Exponent, Inc.*	6,900	225,768
Heidrick & Struggles International, Inc.	11,100	253,302
Hill International, Inc.*	26,800	108,808
Huron Consulting Group, Inc.*	13,200	256,212
ICF International, Inc.*	10,900	260,837
Kelly Services, Inc., Class A*	17,000	252,790
Kforce, Inc.*	96,000	1,224,000
Korn/Ferry International*	30,100	418,390
Mistras Group, Inc.*	16,000	171,520
Navigant Consulting, Inc.*	28,300	293,754
On Assignment, Inc.*	21,100	106,133
Resources Connection, Inc.*	26,700	363,120
School Specialty, Inc.*	12,600	227,682
SFN Group, Inc.*	33,400	182,364
TrueBlue, Inc.*	28,300	316,677
Volt Information Sciences, Inc.*	19,000	159,600

		7,799,394

Road & Rail (1.9%)
Amerco, Inc.*	4,300	236,715
Arkansas Best Corp.	14,900	309,175
Avis Budget Group, Inc.*	68,100	668,742
Celadon Group, Inc.*	12,800	180,992
Dollar Thrifty Automotive Group, Inc.*	18,300	779,763
Genesee & Wyoming, Inc., Class A*	191,120	7,130,687
Heartland Express, Inc.	37,900	550,308
Knight Transportation, Inc.	362,730	7,341,655
Marten Transport Ltd.*	9,700	201,566
Old Dominion Freight Line, Inc.*	18,600	653,604
Patriot Transportation Holding, Inc.*	1,800	145,638
RailAmerica, Inc.*	353,661	3,508,317
Roadrunner Transportation Systems, Inc.*	13,600	193,256
Saia, Inc.*	9,800	147,000
Universal Truckload Services, Inc.*	11,100	154,623
USA Truck, Inc.*	11,300	182,156
Werner Enterprises, Inc.	24,800	542,872

		22,927,069

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Trading Companies & Distributors (0.4%)
Aircastle Ltd.	26,800	$210,380
Applied Industrial Technologies, Inc.	24,800	627,936
Beacon Roofing Supply, Inc.*	26,700	481,134
CAI International, Inc.*	14,700	174,930
DXP Enterprises, Inc.*	12,200	190,930
H&E Equipment Services, Inc.*	16,000	119,840
Houston Wire & Cable Co.	13,700	148,645
Interline Brands, Inc.*	25,962	448,883
Kaman Corp.	16,500	364,980
Lawson Products, Inc.	5,900	100,182
RSC Holdings, Inc.*	31,400	193,738
Rush Enterprises, Inc., Class A*	15,700	209,752
TAL International Group, Inc.	9,900	222,453
Textainer Group Holdings Ltd.	10,600	255,884
Titan Machinery, Inc.*	11,000	144,430
United Rentals, Inc.*	40,300	375,596
Watsco, Inc.	17,400	1,007,808

		5,277,501

Total Industrials		199,175,065

Information Technology (21.8%)
Communications Equipment (4.1%)
Acme Packet, Inc.*	26,900	723,072
ADC Telecommunications, Inc.*	64,700	479,427
ADTRAN, Inc.	36,500	995,355
Anaren, Inc.*	10,300	153,882
Arris Group, Inc.*	80,300	818,257
Aruba Networks, Inc.*	652,600	9,293,024
Aviat Networks, Inc.*	41,669	151,258
Bel Fuse, Inc., Class B	7,300	120,523
BigBand Networks, Inc.*	26,300	79,426
Black Box Corp.	11,400	317,946
Blue Coat Systems, Inc.*	237,720	4,856,620
Calix, Inc.*	17,300	177,498
Comtech Telecommunications Corp.*	18,500	553,705
DG FastChannel, Inc.*	15,700	511,506
Digi International, Inc.*	16,700	138,109
EMS Technologies, Inc.*	7,400	111,148
Emulex Corp.*	54,500	500,310
Extreme Networks, Inc.*	67,500	182,250
F5 Networks, Inc.*	137,060	9,398,204
Finisar Corp.*	366,629	5,462,772
Harmonic, Inc.*	57,000	310,080
Hughes Communications, Inc.*	7,200	175,176
Infinera Corp.*	54,500	350,435
InterDigital, Inc.*	26,500	654,285
Ixia*	20,450	175,666
Loral Space & Communications, Inc.*	6,800	290,496
NETGEAR, Inc.*	23,000	410,320
Oclaro, Inc.*	31,600	350,444
Oplink Communications, Inc.*	15,200	217,816
Opnext, Inc.*	70,500	116,325
Palm, Inc.#*	104,280	593,353
Plantronics, Inc.	31,600	903,760
Riverbed Technology, Inc.*	262,150	7,240,583
SeaChange International, Inc.*	16,900	139,087

	Number of Shares	Value (Note 1)

ShoreTel, Inc.*	29,380	$136,323
Sonus Networks, Inc.*	133,400	361,514
Sycamore Networks, Inc.	12,890	214,232
Symmetricom, Inc.*	27,500	139,975
Tekelec*	42,900	567,996
UTStarcom, Inc.*	75,300	138,552
ViaSat, Inc.*	19,500	634,920

		49,145,630

Computers & Peripherals (0.4%)
3PAR, Inc.*	17,000	158,270
ADPT Corp.*	57,000	164,730
Avid Technology, Inc.*	14,200	180,766
Compellent Technologies, Inc.*	14,900	180,588
Cray, Inc.*	22,900	127,782
Electronics for Imaging, Inc.*	29,449	287,128
Hypercom Corp.*	41,500	192,560
Imation Corp.*	20,000	183,800
Intermec, Inc.*	36,100	370,025
Intevac, Inc.*	14,000	149,380
Isilon Systems, Inc.*	21,000	269,640
Netezza Corp.*	31,600	432,288
Novatel Wireless, Inc.*	24,500	140,630
Quantum Corp.*	133,200	250,416
Silicon Graphics International Corp.*	19,200	135,936
STEC, Inc.*	26,000	326,560
Stratasys, Inc.*	11,700	287,352
Super Micro Computer, Inc.*	15,300	206,550
Synaptics, Inc.*	22,500	618,750
Xyratex Ltd.*	19,300	273,095

		4,936,246

Electronic Equipment, Instruments & Components (1.2%)
Agilysys, Inc.	16,300	109,047
Anixter International, Inc.*	19,500	830,700
Bell Microproducts, Inc.*	27,700	193,346
Benchmark Electronics, Inc.*	48,500	768,725
Brightpoint, Inc.*	45,000	315,000
Checkpoint Systems, Inc.*	25,900	449,624
Cogent, Inc.*	25,700	231,557
Cognex Corp.	26,100	458,838
Coherent, Inc.*	15,300	524,790
Comverge, Inc.*	14,200	127,232
CPI International, Inc.*	12,700	197,993
CTS Corp.	20,100	185,724
Daktronics, Inc.	24,300	182,250
DTS, Inc.*	11,600	381,292
Echelon Corp.*	21,700	159,061
Electro Rent Corp.	15,800	202,082
Electro Scientific Industries, Inc.*	16,600	221,776
FARO Technologies, Inc.*	13,195	246,878
ICx Technologies, Inc.*	24,700	180,310
Insight Enterprises, Inc.*	33,600	442,176
IPG Photonics Corp.*	19,000	289,370
L-1 Identity Solutions, Inc.*	47,700	390,663
Littelfuse, Inc.*	14,200	448,862
Maxwell Technologies, Inc.*	15,800	180,120
Measurement Specialties, Inc.*	11,900	163,030
Mercury Computer Systems, Inc.*	17,600	206,448

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Methode Electronics, Inc.	20,900	$203,566
Microvision, Inc.*	68,100	201,576
MTS Systems Corp.	8,300	240,700
Multi-Fineline Electronix, Inc.*	7,050	175,968
Newport Corp.*	29,600	268,176
OSI Systems, Inc.*	8,000	222,160
Park Electrochemical Corp.	13,200	322,212
PC Connection, Inc.*	22,600	136,956
Plexus Corp.*	25,895	692,432
Power-One, Inc.*	48,800	329,400
RadiSys Corp.*	19,200	182,784
Rofin-Sinar Technologies, Inc.*	19,200	399,744
Rogers Corp.*	8,400	233,268
Sanmina-SCI Corp.*	50,800	691,388
Scansource, Inc.*	16,900	421,317
SMART Modular Technologies (WWH), Inc.*	30,100	176,085
SYNNEX Corp.*	12,900	330,498
Technitrol, Inc.	26,400	83,424
TTM Technologies, Inc.*	50,711	481,755
Universal Display Corp.*	17,700	318,246
Viasystems Group, Inc.*	11,400	168,378
X-Rite, Inc.*	55,600	205,164

		14,572,091

Internet Software & Services (2.6%)
Ancestry.com, Inc.*	10,900	192,058
Archipelago Learning, Inc.*	13,800	157,734
Art Technology Group, Inc.*	83,700	286,254
comScore, Inc.*	13,100	215,757
Constant Contact, Inc.*	16,000	341,280
DealerTrack Holdings, Inc.*	554,740	9,125,473
Dice Holdings, Inc.*	22,500	155,700
Digital River, Inc.*	24,100	576,231
DivX, Inc.*	18,700	143,242
EarthLink, Inc.	75,000	597,000
GSI Commerce, Inc.*	39,700	1,143,360
InfoSpace, Inc.*	17,200	129,344
Internap Network Services Corp.*	37,000	154,290
Internet Brands, Inc., Class A*	16,700	172,511
Internet Capital Group, Inc.*	22,000	167,200
j2 Global Communications, Inc.*	28,500	622,440
Keynote Systems, Inc.	11,900	107,338
KIT Digital, Inc.*	19,000	167,580
Knot, Inc.*	22,000	171,160
Limelight Networks, Inc.*	32,900	144,431
Liquidity Services, Inc.*	20,500	265,680
LivePerson, Inc.*	27,000	185,220
LogMeIn, Inc.*	9,500	249,185
LoopNet, Inc.*	16,500	203,445
Marchex, Inc., Class B	25,200	97,020
ModusLink Global Solutions, Inc.*	27,100	163,413
Move, Inc.*	97,100	199,055
NIC, Inc.	34,595	221,754
OpenTable, Inc.*	10,100	418,847
Openwave Systems, Inc.*	69,800	141,694
Perficient, Inc.*	19,100	170,181
QuinStreet, Inc.*	12,700	146,177
Rackspace Hosting, Inc.*	61,975	1,136,622

	Number of Shares	Value (Note 1)

RealNetworks, Inc.*	64,600	$213,180
SAVVIS, Inc.*	24,400	359,900
Stamps.com, Inc.*	11,900	121,975
support.com, Inc.*	33,800	140,608
TechTarget, Inc.*	29,000	156,020
Terremark Worldwide, Inc.*	29,800	232,738
Travelzoo, Inc.*	11,900	147,322
United Online, Inc.	50,400	290,304
ValueClick, Inc.*	52,500	561,225
VistaPrint N.V.*	227,060	10,783,079
Vocus, Inc.*	11,000	168,080

		31,543,107

IT Services (2.0%)
Acxiom Corp.*	40,300	592,007
CACI International, Inc., Class A*	19,600	832,608
Cass Information Systems, Inc.	4,100	140,425
CIBER, Inc.*	33,100	91,687
CSG Systems International, Inc.*	22,600	414,258
Cybersource Corp.*	41,800	1,067,154
Echo Global Logistics, Inc.*	14,500	177,045
Euronet Worldwide, Inc.*	30,640	391,886
ExlService Holdings, Inc.*	10,400	178,568
Forrester Research, Inc.*	10,500	317,730
Global Cash Access Holdings, Inc.*	670,950	4,837,549
Hackett Group, Inc.*	42,200	118,582
Heartland Payment Systems, Inc.	19,500	289,380
iGATE Corp.	15,100	193,582
infoGROUP, Inc.*	21,600	172,368
Lionbridge Technologies, Inc.*	36,300	165,891
ManTech International Corp., Class A*	14,700	625,779
MAXIMUS, Inc.	9,930	574,649
NCI, Inc., Class A*	6,700	151,286
Online Resources Corp.*	26,500	109,975
RightNow Technologies, Inc.*	19,500	305,955
Sapient Corp.	57,000	577,980
SRA International, Inc., Class A*	25,800	507,486
Stream Global Services, Inc.*	30,500	170,800
Syntel, Inc.	8,550	290,272
TeleTech Holdings, Inc.*	18,400	237,176
Tier Technologies, Inc., Class B*	19,500	118,560
TNS, Inc.*	13,700	238,928
Unisys Corp.*	27,589	510,121
VeriFone Systems, Inc.*	423,600	8,018,748
Virtusa Corp.*	15,200	141,816
Wright Express Corp.*	22,800	677,160

		23,237,411

Semiconductors & Semiconductor Equipment (4.9%)
Actel Corp.*	11,900	152,558
Advanced Analogic Technologies, Inc.*	33,400	106,546
Advanced Energy Industries, Inc.*	17,300	212,617
Alpha & Omega Semiconductor Ltd.*	13,000	179,530

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Amkor Technology, Inc.*	73,200	$403,332
ANADIGICS, Inc.*	40,000	174,400
Applied Micro Circuits Corp.*	42,100	441,208
Atheros Communications, Inc.*	166,750	4,592,295
ATMI, Inc.*	20,400	298,656
Brooks Automation, Inc.*	40,700	314,611
Cabot Microelectronics Corp.*	14,100	487,719
Cavium Networks, Inc.*	28,400	743,796
CEVA, Inc.*	16,600	209,160
Cirrus Logic, Inc.*	41,500	656,115
Cohu, Inc.	12,200	147,986
Cymer, Inc.*	18,400	552,736
Diodes, Inc.*	21,300	338,031
DSP Group, Inc.*	17,400	111,186
Energy Conversion Devices, Inc.*	29,400	120,540
Entegris, Inc.*	88,900	352,933
Entropic Communications, Inc.*	35,300	223,802
Evergreen Solar, Inc.*	94,900	64,722
Exar Corp.*	23,600	163,548
Fairchild Semiconductor International, Inc.*	542,360	4,561,248
FEI Co.*	22,100	435,591
FormFactor, Inc.*	33,700	363,960
GT Solar International, Inc.*	27,378	153,317
Hittite Microwave Corp.*	123,870	5,541,944
Integrated Device Technology, Inc.*	103,800	513,810
Integrated Silicon Solution, Inc.*	21,100	159,094
IXYS Corp.*	21,400	189,176
Kopin Corp.*	54,100	183,399
Kulicke & Soffa Industries, Inc.*	41,400	290,628
Lattice Semiconductor Corp.*	68,400	296,856
LTX-Credence Corp.*	93,900	265,737
MaxLinear, Inc., Class A*	12,500	174,750
Micrel, Inc.	32,500	330,850
Microsemi Corp.*	50,100	732,963
Mindspeed Technologies, Inc.*	22,800	170,772
MIPS Technologies, Inc.*	43,700	223,307
MKS Instruments, Inc.*	29,200	546,624
Monolithic Power Systems, Inc.*	22,700	405,422
Nanometrics, Inc.*	17,800	179,602
Netlogic Microsystems, Inc.*	185,010	5,032,272
NVE Corp.*	3,300	143,649
OmniVision Technologies, Inc.*	33,200	711,808
ON Semiconductor Corp.*	786,730	5,019,337
Pericom Semiconductor Corp.*	16,800	161,280
Photronics, Inc.*	42,100	190,292
PLX Technology, Inc.*	27,200	113,968
Power Integrations, Inc.	17,900	576,290
RF Micro Devices, Inc.*	172,000	672,520
Rubicon Technology, Inc.*	7,900	235,341
Rudolph Technologies, Inc.*	23,100	174,405
Semtech Corp.*	41,300	676,081
Sigma Designs, Inc.*	17,200	172,172
Silicon Image, Inc.*	44,300	155,493
Skyworks Solutions, Inc.*	419,270	7,039,543
Spansion, Inc., Class A*	11,400	185,934
Standard Microsystems Corp.*	14,600	339,888
Supertex, Inc.*	6,692	165,025

	Number of Shares	Value (Note 1)

Teradyne, Inc.*	700,310	$6,828,022
Tessera Technologies, Inc.*	32,600	523,230
Trident Microsystems, Inc.*	66,000	93,720
TriQuint Semiconductor, Inc.*	93,700	572,507
Ultratech, Inc.*	11,000	178,970
Veeco Instruments, Inc.*	24,688	846,305
Virage Logic Corp.*	16,200	192,618
Volterra Semiconductor Corp.*	14,800	341,288
Zoran Corp.*	33,400	318,636

		58,427,671

Software (6.6%)
ACI Worldwide, Inc.*	24,200	471,174
Actuate Corp.*	30,300	134,835
Advent Software, Inc.*	10,500	493,080
American Software, Inc., Class A	27,600	127,512
ArcSight, Inc.*	14,500	324,655
Ariba, Inc.*	57,300	912,789
AsiaInfo Holdings, Inc.*	145,830	3,187,844
Aspen Technology, Inc.*	39,800	433,422
Blackbaud, Inc.	28,900	629,153
Blackboard, Inc.*	20,700	772,731
Bottomline Technologies, Inc.*	17,700	230,631
CDC Corp., Class A*	88,200	183,456
CommVault Systems, Inc.*	28,200	634,500
Concur Technologies, Inc.*	162,180	6,921,842
Deltek, Inc.*	23,700	197,658
DemandTec, Inc.*	12,700	85,725
Double-Take Software, Inc.*	14,000	146,860
Ebix, Inc.*	12,909	202,413
Epicor Software Corp.*	34,700	277,253
EPIQ Systems, Inc.*	20,700	267,651
Fair Isaac Corp.	28,400	618,836
FalconStor Software, Inc.*	35,800	94,512
Fortinet, Inc.*	25,300	415,932
Informatica Corp.*	322,660	7,705,121
Interactive Intelligence, Inc.*	9,800	161,014
Jack Henry & Associates, Inc.	56,100	1,339,668
JDA Software Group, Inc.*	26,627	585,261
Kenexa Corp.*	16,500	198,000
Lawson Software, Inc.*	92,100	672,330
Manhattan Associates, Inc.*	14,900	410,495
Mentor Graphics Corp.*	59,400	525,690
MicroStrategy, Inc., Class A*	5,900	443,031
Monotype Imaging Holdings, Inc.*	18,000	162,180
NetScout Systems, Inc.*	19,100	271,602
NetSuite, Inc.*	13,000	164,320
Opnet Technologies, Inc.	8,900	130,741
Parametric Technology Corp.*	77,600	1,215,992
Pegasystems, Inc.	12,700	407,797
Progress Software Corp.*	29,100	873,873
PROS Holdings, Inc.*	20,200	131,300
QAD, Inc.*	21,977	90,765
Quest Software, Inc.*	43,931	792,515
Radiant Systems, Inc.*	25,900	374,514
Renaissance Learning, Inc.	14,256	209,421
Rosetta Stone, Inc.*	5,800	133,168
S1 Corp.*	35,400	212,754
Smith Micro Software, Inc.*	22,800	216,828

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

SolarWinds, Inc.*	383,250	$6,147,330
Sonic Solutions, Inc.*	22,800	190,380
SonicWALL, Inc.*	34,400	404,200
Sourcefire, Inc.*	13,200	250,800
SS&C Technologies Holdings, Inc.*	11,600	185,948
SuccessFactors, Inc.*	380,449	7,909,535
Symyx Technologies, Inc.*	25,200	126,252
Synchronoss Technologies, Inc.*	14,300	271,271
Take-Two Interactive Software, Inc.*	46,600	419,400
Taleo Corp., Class A*	299,100	7,265,139
TeleCommunication Systems, Inc., Class A*	25,900	107,226
TeleNav, Inc.*	22,800	191,292
THQ, Inc.*	47,478	205,105
TIBCO Software, Inc.*	894,510	10,787,791
TiVo, Inc.*	70,000	516,600
Tyler Technologies, Inc.*	24,100	374,032
Ultimate Software Group, Inc.*	16,000	525,760
Unica Corp.*	200	1,916
VanceInfo Technologies, Inc. (ADR)*	304,530	7,089,458
VASCO Data Security International, Inc.*	20,900	128,953
VirnetX Holding Corp.	31,200	184,704
Wave Systems Corp., Class A*	57,000	184,680
Websense, Inc.*	28,200	532,980

		79,193,596

Total Information Technology		261,055,752

Materials (3.5%)
Chemicals (2.1%)
A. Schulman, Inc.	18,100	343,176
Airgas, Inc.	42,870	2,666,514
American Vanguard Corp.	16,437	130,346
Arch Chemicals, Inc.	16,000	491,840
Balchem Corp.	17,700	442,500
Calgon Carbon Corp.*	247,830	3,281,269
Ferro Corp.*	55,554	409,433
Georgia Gulf Corp.*	21,600	288,144
H.B. Fuller Co.	29,200	554,508
Hawkins, Inc.	6,600	158,928
Innophos Holdings, Inc.	10,400	271,232
Koppers Holdings, Inc.	13,500	303,480
Kraton Performance Polymers, Inc.*	9,600	180,384
LSB Industries, Inc.*	11,500	153,065
Minerals Technologies, Inc.	11,300	537,202
NewMarket Corp.	6,400	558,848
NL Industries, Inc.	23,211	141,587
Olin Corp.	51,200	926,208
OM Group, Inc.*	18,400	439,024
Omnova Solutions, Inc.*	27,800	217,118
PolyOne Corp.*	61,000	513,620
Quaker Chemical Corp.	7,000	189,630
Rockwood Holdings, Inc.*	33,000	748,770
Sensient Technologies Corp.	31,600	819,388
Solutia, Inc.*	629,150	8,241,865
Spartech Corp.*	23,400	239,850
Stepan Co.	4,200	287,406

	Number of Shares	Value (Note 1)

STR Holdings, Inc.*	18,100	$340,280
TPC Group, Inc.*	11,500	190,900
W.R. Grace & Co.*	47,600	1,001,504
Westlake Chemical Corp.	13,100	243,267
Zep, Inc.	11,600	202,304
Zoltek Cos., Inc.*	17,300	146,531

		25,660,121

Construction Materials (0.1%)
Headwaters, Inc.*	35,800	101,672
Texas Industries, Inc.	15,300	451,962
United States Lime & Minerals, Inc.*	3,600	138,672

		692,306

Containers & Packaging (0.3%)
AEP Industries, Inc.*	4,700	112,236
Boise, Inc.*	30,800	169,092
Graham Packaging Co., Inc.*	15,300	183,141
Graphic Packaging Holding Co.*	93,878	295,716
Myers Industries, Inc.	19,600	158,564
Rock-Tenn Co., Class A	25,700	1,276,519
Silgan Holdings, Inc.	35,800	1,016,004

		3,211,272

Metals & Mining (0.7%)
A.M. Castle & Co.*	12,900	179,181
Allied Nevada Gold Corp.*	40,500	797,040
AMCOL International Corp.	18,000	423,000
Brush Engineered Materials, Inc.*	11,100	221,778
Century Aluminum Co.*	40,700	359,381
Coeur d’Alene Mines Corp.*	55,670	878,473
Globe Specialty Metals, Inc.*	39,200	404,936
Golden Star Resources Ltd.*	164,800	721,824
Haynes International, Inc.	7,000	215,810
Hecla Mining Co.*	143,300	748,026
Horsehead Holding Corp.*	22,700	171,612
Jaguar Mining, Inc.*	53,700	474,171
Kaiser Aluminum Corp.	10,200	353,634
Metals USA Holdings Corp.*	12,300	183,885
Noranda Aluminium Holding Corp.*	24,300	156,249
Olympic Steel, Inc.	6,900	158,493
RTI International Metals, Inc.*	19,000	458,090
Stillwater Mining Co.*	33,575	390,141
Thompson Creek Metals Co., Inc.*	89,400	775,992
U.S. Gold Corp.*	50,500	253,005
Worthington Industries, Inc.	41,799	537,535

		8,862,256

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.*	26,200	260,690
Clearwater Paper Corp.*	7,014	384,086
Deltic Timber Corp.	7,100	296,780
KapStone Paper and Packaging Corp.*	23,800	265,132
Louisiana-Pacific Corp.*	79,600	532,524
Neenah Paper, Inc.	9,400	172,020
P.H. Glatfelter Co.	29,400	318,990

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Schweitzer-Mauduit International, Inc.	11,400	$575,130
Wausau Paper Corp.*	29,100	197,007

		3,002,359

Total Materials		41,428,314

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.3%)
AboveNet, Inc.*	14,400	679,392
Alaska Communications Systems Group, Inc.	20,400	173,196
Atlantic Tele-Network, Inc.	8,300	342,790
Cbeyond, Inc.*	11,300	141,250
Cincinnati Bell, Inc.*	152,000	457,520
Cogent Communications Group, Inc.*	22,400	169,792
Consolidated Communications Holdings, Inc.	14,700	250,047
General Communication, Inc., Class A*	31,200	236,808
Global Crossing Ltd.*	22,650	239,411
Globalstar, Inc.*	112,300	172,942
Iridium Communications, Inc.*	21,800	218,872
Neutral Tandem, Inc.*	21,950	246,937
PAETEC Holding Corp.*	91,196	310,978
Premiere Global Services, Inc.*	34,199	216,822
Vonage Holdings Corp.*	78,500	180,550

		4,037,307

Wireless Telecommunication Services (0.2%)
ICO Global Communications Holdings Ltd.*	128,800	207,368
NTELOS Holdings Corp.	18,000	309,600
Shenandoah Telecommunications Co.	13,764	244,173
Syniverse Holdings, Inc.*	45,800	936,610
USA Mobility, Inc.	12,643	163,348

		1,861,099

Total Telecommunication Services		5,898,406

Utilities (1.6%)
Electric Utilities (0.6%)
Allete, Inc.	17,200	588,928
Central Vermont Public Service Corp.	10,000	197,400
Cleco Corp.	39,700	1,048,477
El Paso Electric Co.*	27,100	524,385
Empire District Electric Co.	24,525	460,334
IDACORP, Inc.	29,800	991,446
MGE Energy, Inc.	15,400	555,016
PNM Resources, Inc.	58,000	648,440
Portland General Electric Co.	49,600	909,168
UIL Holdings Corp.	19,100	478,073
UniSource Energy Corp.	22,600	682,068
Unitil Corp.	7,300	152,643

		7,236,378

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	4,560	143,184
Laclede Group, Inc.	14,800	490,324

	Number of Shares	Value (Note 1)

New Jersey Resources Corp.	27,000	$950,400
Nicor, Inc.	28,900	1,170,450
Northwest Natural Gas Co.	17,300	753,761
Piedmont Natural Gas Co., Inc.#	48,400	1,224,520
South Jersey Industries, Inc.	19,900	854,904
Southwest Gas Corp.	29,900	882,050
WGL Holdings, Inc.	31,800	1,082,154

		7,551,747

Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc.*	65,500	252,175

Multi-Utilities (0.2%)
Avista Corp.	35,900	701,127
Black Hills Corp.	26,000	740,220
CH Energy Group, Inc.	10,900	427,716
NorthWestern Corp.	24,091	631,184

		2,500,247

Water Utilities (0.2%)
American States Water Co.	10,300	341,342
Cadiz, Inc.*	12,500	150,875
California Water Service Group	12,900	460,530
Connecticut Water Service, Inc.	9,000	189,180
Middlesex Water Co.	11,700	185,445
SJW Corp.	6,100	142,984
Southwest Water Co.	18,800	197,024
York Water Co.	10,300	146,260

		1,813,640

Total Utilities		19,354,187

Total Common Stocks (99.7%) (Cost $1,003,267,920)		1,193,085,092

INVESTMENT COMPANY:
Investment Company (0.0%)
Kayne Anderson Energy Development Co. (Cost $87,697)	6,429	97,528

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Time Deposit (0.8%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $9,029,549)	$9,029,549	$9,029,549

Total Investments (100.5%) (Cost/Amortized Cost $1,012,385,166)		1,202,212,169
Other Assets Less Liabilities (-0.5%)		(6,073,780)

Net Assets (100%)		$1,196,138,389

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $910,158.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	10	September-10	$639,222	$607,800	$(31,422)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$214,453,416	$—	$—	$214,453,416
Consumer Staples	25,744,734	—	—	25,744,734
Energy	65,475,081	—	—	65,475,081
Financials	165,418,037	—	—	165,418,037
Health Care	195,082,100	—	—	195,082,100
Industrials	199,175,065	—	—	199,175,065
Information Technology	261,055,752	—	—	261,055,752
Materials	41,428,314	—	—	41,428,314
Telecommunication Services	5,898,406	—	—	5,898,406
Utilities	19,354,187	—	—	19,354,187
Investment Companies
Investment Companies	97,528	—	—	97,528
Short-Term Investments	—	9,029,549	—	9,029,549

Total Assets	$1,193,182,620	$9,029,549	$—	$1,202,212,169

Liabilities:
Futures	$(31,422)	$—	$—	$(31,422)

Total Liabilities	$(31,422)	$—	$—	$(31,422)

Total	$1,193,151,198	$9,029,549	$—	$1,202,180,747

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$805
Total gains or losses (realized/unrealized) included in earnings	—
Purchases, sales, issuances, and settlements (net)	(805)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$—
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$—

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(31,422	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(31,422)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	128,422	—	—	128,422
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$128,422	$—	$—	$128,422

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(26,692)	—	—	(26,692)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(26,692)	$—	$—	$(26,692)

This Portfolio held futures contracts with an average notional balance of approximately $2,592,000 during the six months ended June 30, 2010.

^ This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$347,882,801
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$350,964,347

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$239,821,868
Aggregate gross unrealized depreciation	(75,856,918)

Net unrealized appreciation	$163,964,950

Federal income tax cost of investments	$1,038,247,219

The Portfolio has a net capital loss carryforward of $266,514,719 of which $91,657,737 expires in the year 2016, and $174,856,982 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $1,012,385,166)	$1,202,212,169
Cash held as collateral at broker	8
Receivable for securities sold	12,567,082
Dividends, interest and other receivables	808,439
Receivable from Separate Accounts for Trust shares sold	160,455
Other assets	14,261

Total assets	1,215,762,414

LIABILITIES
Overdraft payable	1,121
Payable for securities purchased	17,061,272
Payable to Separate Accounts for Trust shares redeemed	1,503,036
Investment management fees payable	769,901
Administrative fees payable	108,871
Distribution fees payable - Class IB	102,990
Variation margin payable on futures contracts	5,400
Trustees’ fees payable	2,913
Accrued expenses	68,521

Total liabilities	19,624,025

NET ASSETS	$1,196,138,389

Net assets were comprised of:
Paid in capital	$1,218,442,361
Accumulated undistributed net investment income (loss)	(246,885)
Accumulated undistributed net realized gain (loss) on investments and futures	(211,852,668)
Unrealized appreciation (depreciation) on investments and futures	189,795,581

Net assets	$1,196,138,389

Class IA
Net asset value, offering and redemption price per share, $724,537,053 / 59,141,950 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.25

Class IB
Net asset value, offering and redemption price per share, $471,601,336 / 39,991,176 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.79

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$5,349,506
Interest	1
Securities lending (net)	335,846

Total income	5,685,353

EXPENSES
Investment management fees	4,679,000
Administrative fees	663,501
Distribution fees - Class IB	635,646
Printing and mailing expenses	74,728
Custodian fees	35,952
Professional fees	25,536
Trustees’ fees	14,822
Miscellaneous	16,837

Gross expenses	6,146,022
Less: Fees paid indirectly	(24,092)

Net expenses	6,121,930

NET INVESTMENT INCOME (LOSS)	(436,577)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	87,057,856
Futures	128,422

Net realized gain (loss)	87,186,278

Change in unrealized appreciation (depreciation) on:
Securities	(95,760,841)
Futures	(26,692)

Net change in unrealized appreciation (depreciation)	(95,787,533)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(8,601,255)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,037,832)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(436,577)	$1,426,067
Net realized gain (loss) on investments and futures	87,186,278	(8,142,060)
Net change in unrealized appreciation (depreciation) on investments and futures	(95,787,533)	359,259,064

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,037,832)	352,543,071

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,059,639)
Class IB	—	(74,491)

TOTAL DIVIDENDS	—	(1,134,130)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [4,071,092 and 31,044,775 shares, respectively]	53,573,481	261,727,344
Capital shares issued in reinvestment of dividends [0 and 90,436 shares, respectively	—	1,059,639
Capital shares repurchased [(3,769,329) and (6,272,031) shares, respectively]	(49,069,568)	(62,734,013)

Total Class IA transactions	4,503,913	200,052,970

Class IB
Capital shares sold [3,046,731 and 4,996,319 shares, respectively]	38,928,020	45,969,045
Capital shares issued in reinvestment of dividends [0 and 7,566 shares, respectively]	—	74,491
Capital shares repurchased [(4,425,102) and (9,530,179) shares, respectively]	(55,304,168)	(90,984,081)

Total Class IB transactions	(16,376,148)	(44,940,545)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,872,235)	155,112,425

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,910,067)	506,521,366
NET ASSETS:
Beginning of period	1,217,048,456	710,527,090

End of period (a)	$1,196,138,389	$1,217,048,456

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(246,885)	$189,692

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class IA			2009		2008		2007		2006		2005
Net asset value, beginning of period	$12.33		$9.08		$16.39		$16.37		$16.28		$14.57

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.02	(e)	0.02	(e)	(0.05	)(e)	(0.09	)(e)	(0.06	)(e)
Net realized and unrealized gain (loss) on investments and futures	(0.08)		3.25		(7.31)		2.73		1.60		1.77

Total from investment operations	(0.08)		3.27		(7.29)		2.68		1.51		1.71

Less distributions:
Dividends from net investment income	—		(0.02)		—	#	—		—		—
Distributions from net realized gains	—		—		(0.02)		(2.66)		(1.42)		—

Total dividends and distributions	—		(0.02)		(0.02)		(2.66)		(1.42)		—

Net asset value, end of period	$12.25		$12.33		$9.08		$16.39		$16.37		$16.28

Total return (b)	(0.65)%		36.00%		(44.52)%		17.00%		9.28%		11.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$724,537		$725,459		$308,472		$542,826		$509,593		$507,858
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.87%		0.89%		0.87%		0.86%		0.83%		0.76%
Before fees paid indirectly (a)	0.87%		0.90%		0.89%		0.87%		0.84%		0.80%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	0.03%		0.24%		0.17%		(0.26)%		(0.51)%		(0.39)%
Before fees paid indirectly (a)	0.03%		0.23%		0.15%		(0.27)%		(0.52)%		(0.43)%
Portfolio turnover rate	28%		64%		115%		84%		74%		103%

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class IB			2009		2008		2007		2006		2005
Net asset value, beginning of period	$11.88		$8.76		$15.85		$15.95		$15.93		$14.29

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	—	#(e)	(0.01	)(e)	(0.09	)(e)	(0.13	)(e)	(0.09	)(e)
Net realized and unrealized gain (loss) on investments and futures	(0.08)		3.12		(7.06)		2.65		1.57		1.73

Total from investment operations	(0.09)		3.12		(7.07)		2.56		1.44		1.64

Less distributions:
Dividends from net investment income	—		—	#	—		—		—		—
Distributions from net realized gains	—		—		(0.02)		(2.66)		(1.42)		—

Total dividends and distributions	—		—	#	(0.02)		(2.66)		(1.42)		—

Net asset value, end of period	$11.79		$11.88		$8.76		$15.85		$15.95		$15.93

Total return (b)	(0.76)%		35.64%		(44.66)%		16.70%		8.98%		11.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$471,601		$491,589		$402,055		$771,708		$720,886		$692,269
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.12%		1.14%		1.12%		1.11%		1.08%		1.01%
Before fees paid indirectly (a)	1.12%		1.15%		1.14%		1.12%		1.09%		1.05%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	(0.22)%		0.03%		(0.08)%		(0.51)%		(0.76)%		(0.64)%
Before fees paid indirectly (a)	(0.22)%		0.02%		(0.10)%		(0.52)%		(0.77)%		(0.68)%
Portfolio turnover rate	28%		64%		115%		84%		74%		103%

#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Industrials	19.1%
Financials	13.8
Consumer Discretionary	13.5
Energy	7.1
Information Technology	6.9
Health Care	6.8
Materials	5.6
Utilities	2.7
Consumer Staples	1.7
Telecommunication Services	0.3
Cash and Other	22.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$953.80	$4.46
Hypothetical (5% average return before expenses)	1,000.00	1,020.23	4.61
Class IB
Actual	1,000.00	952.70	5.66
Hypothetical (5% average return before expenses)	1,000.00	1,018.99	5.86

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.92% and 1.17%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.5%)
Auto Components (1.9%)
American Axle & Manufacturing Holdings, Inc.*	5,930	$43,467
Amerigon, Inc.*	1,850	13,653
Autoliv, Inc.*	60,000	2,871,000
Cooper Tire & Rubber Co.	6,436	125,502
Dana Holding Corp.*	14,599	145,990
Dorman Products, Inc.*	1,194	24,274
Drew Industries, Inc.*	16,854	340,451
Exide Technologies, Inc.*	7,586	39,447
Fuel Systems Solutions, Inc.*	1,496	38,821
Gentex Corp.	137,250	2,467,755
Hawk Corp., Class A*	558	14,201
Modine Manufacturing Co.*	4,700	36,096
Spartan Motors, Inc.	2,966	12,457
Standard Motor Products, Inc.	2,400	19,368
Stoneridge, Inc.*	1,970	14,952
Superior Industries International, Inc.	2,070	27,821
Tenneco, Inc.*	6,292	132,510

		6,367,765

Automobiles (1.3%)
Thor Industries, Inc.	161,800	3,842,750
Winnebago Industries, Inc.*	63,488	631,071

		4,473,821

Distributors (0.0%)
Audiovox Corp., Class A*	1,928	14,171
Core-Mark Holding Co., Inc.*	1,009	27,646

		41,817

Diversified Consumer Services (0.7%)
American Public Education, Inc.*	1,874	81,894
Bridgepoint Education, Inc.*	2,006	31,715
Cambium Learning Group, Inc.*	1,244	4,478
Capella Education Co.*	1,732	140,898
Coinstar, Inc.*	3,287	141,242
Corinthian Colleges, Inc.*	9,027	88,916
CPI Corp.	620	13,900
Grand Canyon Education, Inc.*	3,206	75,117
K12, Inc.*	2,690	59,664
Learning Tree International, Inc.*	645	6,998
Lincoln Educational Services Corp.*	1,600	32,944
Mac-Gray Corp.	1,600	17,824
Matthews International Corp., Class A	3,200	93,696
Pre-Paid Legal Services, Inc.*	752	34,209
Princeton Review, Inc.*	910	2,111
Regis Corp.	86,710	1,350,075
Sotheby’s, Inc.	7,055	161,348
Steiner Leisure Ltd.*	1,450	55,738
Stewart Enterprises, Inc., Class A	7,810	42,252
Universal Technical Institute, Inc.*	2,250	53,190

		2,488,209

	Number of Shares	Value (Note 1)

Hotels, Restaurants & Leisure (0.7%)
AFC Enterprises, Inc.*	2,735	$24,889
Ambassadors Group, Inc.	2,016	22,761
Ameristar Casinos, Inc.	2,940	44,276
Biglari Holdings, Inc.*	146	41,887
BJ’s Restaurants, Inc.*	2,283	53,879
Bluegreen Corp.*	840	2,528
Bob Evans Farms, Inc.	3,214	79,129
Boyd Gaming Corp.*	5,548	47,103
Buffalo Wild Wings, Inc.*	1,800	65,844
California Pizza Kitchen, Inc.*	1,755	26,588
Caribou Coffee Co., Inc.*	783	7,415
Carrols Restaurant Group, Inc.*	1,391	6,357
CEC Entertainment, Inc.*	2,161	76,197
Cheesecake Factory, Inc.*	6,361	141,596
Churchill Downs, Inc.	1,295	42,476
CKE Restaurants, Inc.	5,520	69,166
Cracker Barrel Old Country Store, Inc.	2,456	114,351
Denny’s Corp.*	11,250	29,250
DineEquity, Inc.*	1,855	51,792
Domino’s Pizza, Inc.*	3,865	43,675
Einstein Noah Restaurant Group, Inc.*	770	8,308
Gaylord Entertainment Co.*	3,632	80,231
Interval Leisure Group, Inc.*	4,223	52,576
Isle of Capri Casinos, Inc.*	1,721	15,936
Jack in the Box, Inc.*	5,760	112,032
Jamba, Inc.*	5,981	12,740
Krispy Kreme Doughnuts, Inc.*	7,370	24,837
Landry’s Restaurants, Inc.*	774	18,932
Life Time Fitness, Inc.*	4,390	139,558
Marcus Corp.	2,590	24,501
McCormick & Schmick’s Seafood Restaurants, Inc.*	1,664	12,413
Monarch Casino & Resort, Inc.*	1,240	12,561
Morgans Hotel Group Co.*	2,565	15,800
Multimedia Games, Inc.*	3,055	13,748
O’Charleys, Inc.*	2,104	11,151
Orient-Express Hotels Ltd., Class A*	9,452	69,945
P.F. Chang’s China Bistro, Inc.	2,333	92,503
Papa John’s International, Inc.*	2,214	51,188
Peet’s Coffee & Tea, Inc.*	1,203	47,242
Pinnacle Entertainment, Inc.*	6,110	57,801
Red Lion Hotels Corp.*	800	4,776
Red Robin Gourmet Burgers, Inc.*	1,455	24,968
Ruby Tuesday, Inc.*	6,720	57,120
Ruth’s Hospitality Group, Inc.*	3,269	13,664
Scientific Games Corp., Class A*	6,691	61,557
Shuffle Master, Inc.*	5,250	42,053
Sonic Corp.*	6,803	52,723
Speedway Motorsports, Inc.	1,238	16,787
Texas Roadhouse, Inc.*	5,849	73,814
Vail Resorts, Inc.*	3,728	130,145

		2,342,769

Household Durables (1.6%)
American Greetings Corp., Class A	3,980	74,665
Bassett Furniture Industries, Inc.*	1,000	4,280

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Beazer Homes USA, Inc.*	7,662	$27,813
Blyth, Inc.	632	21,532
Brookfield Homes Corp.*	1,440	9,706
Cavco Industries, Inc.*	661	23,254
CSS Industries, Inc.	687	11,335
D.R. Horton, Inc.	79,000	776,570
Ethan Allen Interiors, Inc.	32,806	458,956
Furniture Brands International, Inc.*	4,900	25,578
Helen of Troy Ltd.*	3,186	70,283
Hooker Furniture Corp.	74,744	796,771
Hovnanian Enterprises, Inc., Class A*	4,980	18,326
iRobot Corp.*	2,320	43,593
Kid Brands, Inc.*	1,093	7,684
La-Z-Boy, Inc.*	141,760	1,053,277
Libbey, Inc.*	1,624	21,080
Lifetime Brands, Inc.*	848	12,398
M.D.C. Holdings, Inc.	38,550	1,038,922
M/I Homes, Inc.*	61,330	591,221
Meritage Homes Corp.*	3,490	56,817
National Presto Industries, Inc.	477	44,294
Ryland Group, Inc.	4,856	76,822
Sealy Corp.*	5,780	15,433
Skyline Corp.	890	16,029
Standard Pacific Corp.*	10,610	35,331
Universal Electronics, Inc.*	1,660	27,606

		5,359,576

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	1,390	2,863
Blue Nile, Inc.*	1,250	58,850
Drugstore.Com, Inc.*	10,970	33,788
Gaiam, Inc., Class A	2,130	12,929
HSN, Inc.*	4,100	98,400
NutriSystem, Inc.	3,306	75,840
Orbitz Worldwide, Inc.*	2,362	8,999
Overstock.com, Inc.*	1,500	27,105
PetMed Express, Inc.	2,247	39,997
Shutterfly, Inc.*	2,788	66,800
U.S. Auto Parts Network, Inc.*	1,302	7,812
Vitacost.com, Inc.*	1,421	12,775

		446,158

Leisure Equipment & Products (0.6%)
Arctic Cat, Inc.*	1,052	9,584
Brunswick Corp.	95,232	1,183,734
Callaway Golf Co.	7,410	44,756
Eastman Kodak Co.*	28,067	121,811
JAKKS Pacific, Inc.*	2,946	42,363
Leapfrog Enterprises, Inc.*	4,300	17,286
Marine Products Corp.*	1,660	9,396
Polaris Industries, Inc.	3,250	177,515
Pool Corp.	5,055	110,806
RC2 Corp.*	2,320	37,375
Smith & Wesson Holding Corp.*	6,353	25,984
Sport Supply Group, Inc.	600	8,076
Steinway Musical Instruments, Inc.*	617	10,976
Sturm Ruger & Co., Inc.	2,020	28,947
Summer Infant, Inc.*	910	5,960

		1,834,569

	Number of Shares	Value (Note 1)

Media (0.4%)
AH Belo Corp., Class A*	1,719	$11,414
Arbitron, Inc.	2,914	74,686
Ascent Media Corp., Class A*	1,700	42,942
Ballantyne Strong, Inc.*	1,350	9,774
Belo Corp., Class A*	9,713	55,267
Carmike Cinemas, Inc.*	900	5,454
Cinemark Holdings, Inc.	5,895	77,519
CKX, Inc.*	5,804	28,962
Crown Media Holdings, Inc., Class A*	1,900	3,344
Cumulus Media, Inc., Class A*	2,087	5,572
Dex One Corp.*	5,146	97,774
Entercom Communications Corp., Class A*	2,360	20,815
Entravision Communications Corp., Class A*	4,774	10,073
EW Scripps Co., Class A*	3,619	26,889
Fisher Communications, Inc.*	665	11,199
Global Sources Ltd.*	2,840	22,266
Gray Television, Inc.*	4,856	11,703
Harte-Hanks, Inc.	4,410	46,084
Journal Communications, Inc., Class A*	4,614	18,318
Knology, Inc.*	3,520	38,474
Lee Enterprises, Inc.*	4,329	11,126
LIN TV Corp., Class A*	3,082	16,674
Lions Gate Entertainment Corp.*	6,990	48,790
Live Nation Entertainment, Inc.*	15,075	157,534
LodgeNet Interactive Corp.*	2,912	10,803
Martha Stewart Living Omnimedia, Inc., Class A*	2,260	11,119
McClatchy Co., Class A*	6,133	22,324
Media General, Inc., Class A*	2,167	21,150
Mediacom Communications Corp., Class A*	4,179	28,083
National CineMedia, Inc.	4,448	74,104
Nexstar Broadcasting Group, Inc., Class A*	1,066	4,669
Outdoor Channel Holdings, Inc.*	2,200	10,274
Playboy Enterprises, Inc., Class B*	1,410	5,922
PRIMEDIA, Inc.	2,790	8,175
Radio One, Inc., Class D*	2,961	3,790
RCN Corp.*	3,782	56,011
Rentrak Corp.*	998	24,281
Scholastic Corp.	3,031	73,108
Sinclair Broadcast Group, Inc., Class A*	4,751	27,698
SuperMedia, Inc.*	1,318	24,106
Valassis Communications, Inc.*	5,210	165,261
Value Line, Inc.	40	726
Warner Music Group Corp.*	4,168	20,256
World Wrestling Entertainment, Inc., Class A	2,702	42,043

		1,486,556

Multiline Retail (1.5%)
99 Cents Only Stores*	4,857	71,884
Bon-Ton Stores, Inc.*	1,108	10,803
Dillard’s, Inc., Class A	4,848	104,232
Fred’s, Inc., Class A	148,390	1,641,193

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

J.C. Penney Co., Inc.	90,000	$1,933,200
Retail Ventures, Inc.*	2,428	18,987
Saks, Inc.*	116,992	887,969
Tuesday Morning Corp.*	52,950	211,271

		4,879,539

Specialty Retail (3.6%)
America’s Car-Mart, Inc.*	1,068	24,169
AnnTaylor Stores Corp.*	6,140	99,898
Asbury Automotive Group, Inc.*	3,060	32,252
Barnes & Noble, Inc.	3,968	51,187
bebe Stores, Inc.	3,179	20,346
Big 5 Sporting Goods Corp.	2,020	26,543
Books-A-Million, Inc.	1,300	7,826
Borders Group, Inc.*	3,428	4,559
Brown Shoe Co., Inc.	121,310	1,841,486
Buckle, Inc.	2,718	88,118
Build-A-Bear Workshop, Inc.*	1,969	13,350
Cabela’s, Inc.*	4,188	59,218
Casual Male Retail Group, Inc.*	3,996	13,666
Cato Corp., Class A	9,874	217,425
Charming Shoppes, Inc.*	11,580	43,425
Children’s Place Retail Stores, Inc.*	2,881	126,822
Christopher & Banks Corp.	182,370	1,128,870
Citi Trends, Inc.*	1,480	48,751
Coldwater Creek, Inc.*	5,540	18,614
Collective Brands, Inc.*	6,761	106,824
Conn’s, Inc.*	1,277	7,509
Destination Maternity Corp.*	590	14,927
Dress Barn, Inc.*	6,263	149,122
DSW, Inc., Class A*	1,460	32,792
Express, Inc.*	1,643	26,896
Finish Line, Inc., Class A	5,271	73,425
Genesco, Inc.*	2,488	65,459
Group 1 Automotive, Inc.*	82,495	1,941,107
Gymboree Corp.*	15,891	678,705
Haverty Furniture Cos., Inc.	2,188	26,891
hhgregg, Inc.*	1,500	34,980
Hibbett Sports, Inc.*	3,014	72,215
HOT Topic, Inc.	4,080	20,726
Jo-Ann Stores, Inc.*	2,920	109,529
JoS. A. Bank Clothiers, Inc.*	1,873	101,123
Kirkland’s, Inc.*	1,699	28,671
Lithia Motors, Inc., Class A	2,371	14,653
Lumber Liquidators Holdings, Inc.*	2,288	53,379
MarineMax, Inc.*	2,102	14,588
Men’s Wearhouse, Inc.	104,821	1,924,514
Midas, Inc.*	1,379	10,577
Monro Muffler Brake, Inc.	2,017	79,732
New York & Co., Inc.*	2,153	4,930
OfficeMax, Inc.*	8,788	114,771
Pacific Sunwear of California, Inc.*	7,660	24,512
Penske Automotive Group, Inc.*	4,550	51,688
PEP Boys-Manny, Moe & Jack	5,580	49,439
Pier 1 Imports, Inc.*	97,162	622,808
Rent-A-Center, Inc.*	6,770	137,160
Rue21, Inc.*	1,520	46,117
Sally Beauty Holdings, Inc.*	9,945	81,549
Select Comfort Corp.*	5,620	49,175

	Number of Shares	Value (Note 1)

Shoe Carnival, Inc.*	982	$20,141
Sonic Automotive, Inc., Class A*	4,141	35,447
Stage Stores, Inc.	4,320	46,138
Stein Mart, Inc.*	3,060	19,064
Systemax, Inc.	1,220	18,385
Talbots, Inc.*	7,261	74,861
Ulta Salon Cosmetics & Fragrance, Inc.*	3,333	78,859
Vitamin Shoppe, Inc.*	1,603	41,117
West Marine, Inc.*	105,981	1,153,073
Wet Seal, Inc., Class A*	10,559	38,540
Zumiez, Inc.*	1,990	32,059

		12,194,702

Textiles, Apparel & Luxury Goods (1.1%)
American Apparel, Inc.*	4,740	8,674
Carter’s, Inc.*	6,144	161,280
Cherokee, Inc.	799	13,663
Columbia Sportswear Co.	1,166	54,417
Crocs, Inc.*	9,150	96,807
Culp, Inc.*	808	8,856
Deckers Outdoor Corp.*	1,358	194,018
Delta Apparel, Inc.*	374	5,460
G-III Apparel Group Ltd.*	1,632	37,357
Iconix Brand Group, Inc.*	7,280	104,614
Joe’s Jeans, Inc.*	3,980	7,880
Jones Apparel Group, Inc.	9,314	147,627
Kenneth Cole Productions, Inc., Class A*	760	8,368
K-Swiss, Inc., Class A*	2,741	30,781
LaCrosse Footwear, Inc.	293	4,934
Liz Claiborne, Inc.*	9,605	40,533
Maidenform Brands, Inc.*	2,337	47,581
Movado Group, Inc.*	1,637	17,483
Oxford Industries, Inc.	1,491	31,207
Perry Ellis International, Inc.*	1,017	20,543
Quiksilver, Inc.*	14,300	52,910
R.G. Barry Corp.	499	5,504
Skechers U.S.A., Inc., Class A*	3,615	132,020
Steven Madden Ltd.*	2,540	80,061
Timberland Co., Class A*	26,881	434,128
True Religion Apparel, Inc.*	2,735	60,361
Under Armour, Inc., Class A*	3,680	121,918
Unifi, Inc.*	4,468	17,068
UniFirst Corp.	1,485	65,370
Volcom, Inc.*	1,970	36,583
Warnaco Group, Inc.*	39,667	1,433,565
Weyco Group, Inc.	950	21,641
Wolverine World Wide, Inc.	5,030	126,857

		3,630,069

Total Consumer Discretionary		45,545,550

Consumer Staples (1.7%)
Beverages (0.0%)
Boston Beer Co., Inc., Class A*	880	59,356
Coca-Cola Bottling Co. Consolidated	409	19,599
Heckmann Corp.*	8,600	39,904
MGP Ingredients, Inc.*	1,007	6,677
National Beverage Corp.	1,580	19,402

		144,938

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Food & Staples Retailing (0.9%)
Andersons, Inc.	1,915	$62,410
Arden Group, Inc., Class A	131	11,511
Casey’s General Stores, Inc.	62,733	2,189,382
Great Atlantic & Pacific Tea Co., Inc.*	4,160	16,224
Ingles Markets, Inc., Class A	1,312	19,746
Nash Finch Co.	1,220	41,675
Pantry, Inc.*	2,450	34,569
Pricesmart, Inc.	1,616	37,540
Rite Aid Corp.*	57,356	56,209
Ruddick Corp.	4,430	137,286
Spartan Stores, Inc.	2,327	31,926
Susser Holdings Corp.*	908	10,705
United Natural Foods, Inc.*	4,350	129,978
Village Super Market, Inc., Class A	710	18,638
Weis Markets, Inc.	1,000	32,910
Winn-Dixie Stores, Inc.*	5,380	51,863

		2,882,572

Food Products (0.6%)
Alico, Inc.	401	9,215
American Italian Pasta Co., Class A*	2,261	119,539
B&G Foods, Inc., Class A	4,557	49,125
Calavo Growers, Inc.	1,040	18,679
Cal-Maine Foods, Inc.	1,440	45,979
Chiquita Brands International, Inc.*	4,974	60,434
Darling International, Inc.*	8,634	64,841
Diamond Foods, Inc.	2,280	93,708
Dole Food Co., Inc.*	3,835	39,999
Farmer Bros Co.	990	14,939
Fresh Del Monte Produce, Inc.*	4,176	84,522
Griffin Land & Nurseries, Inc.	180	4,572
Hain Celestial Group, Inc.*	4,248	85,682
Harbinger Group, Inc.*	1,700	10,676
Imperial Sugar Co.	1,060	10,706
J&J Snack Foods Corp.	1,350	56,835
John B. Sanfilippo & Son, Inc.*	521	7,539
Lancaster Colony Corp.	14,465	771,852
Lance, Inc.	2,742	45,216
Lifeway Foods, Inc.*	830	8,084
Pilgrim’s Pride Corp.*	5,004	32,876
Sanderson Farms, Inc.	2,350	119,239
Seneca Foods Corp., Class A*	823	26,550
Smart Balance, Inc.*	5,942	24,303
Synutra International, Inc.*	2,018	32,631
Tootsie Roll Industries, Inc.	2,627	62,129
TreeHouse Foods, Inc.*	3,670	167,572

		2,067,442

Household Products (0.0%)
Cellu Tissue Holdings, Inc.*	1,273	9,891
Central Garden & Pet Co., Class A*	5,973	53,578
Oil-Dri Corp. of America	800	18,360
Spectrum Brands Holdings, Inc.*	1,872	47,474
WD-40 Co.	1,700	56,780

		186,083

	Number of Shares	Value (Note 1)

Personal Products (0.1%)
Elizabeth Arden, Inc.*	2,800	$40,656
Female Health Co.	2,300	11,937
Inter Parfums, Inc.	1,504	21,402
Medifast, Inc.*	1,439	37,284
Nature’s Sunshine Products, Inc.*	580	4,855
Nu Skin Enterprises, Inc., Class A	5,060	126,146
Nutraceutical International Corp.*	1,038	15,840
Prestige Brands Holdings, Inc.*	4,156	29,424
Revlon, Inc., Class A*	1,231	13,738
Schiff Nutrition International, Inc.	1,337	9,519
USANA Health Sciences, Inc.*	560	20,457

		331,258

Tobacco (0.1%)
Alliance One International, Inc.*	8,450	30,082
Star Scientific, Inc.*	10,249	16,808
Universal Corp.	2,557	101,462
Vector Group Ltd.	4,311	72,511

		220,863

Total Consumer Staples		5,833,156

Energy (7.1%)
Energy Equipment & Services (5.3%)
Allis-Chalmers Energy, Inc.*	4,473	9,214
Atwood Oceanics, Inc.*	67,000	1,709,840
Basic Energy Services, Inc.*	2,540	19,558
Boots & Coots, Inc.*	9,500	28,025
Bristow Group, Inc.*	77,774	2,286,556
Cal Dive International, Inc.*	9,508	55,622
CARBO Ceramics, Inc.	1,944	140,337
Complete Production Services, Inc.*	8,106	115,916
Dawson Geophysical Co.*	1,022	21,738
Dril-Quip, Inc.*	3,556	156,535
Global Industries Ltd.*	246,900	1,108,581
Gulf Island Fabrication, Inc.	1,460	22,659
Gulfmark Offshore, Inc., Class A*	2,394	62,723
Helix Energy Solutions Group, Inc.*	135,758	1,462,114
Hercules Offshore, Inc.*	13,142	31,935
Hornbeck Offshore Services, Inc.*	2,388	34,865
ION Geophysical Corp.*	13,184	45,880
Key Energy Services, Inc.*	13,157	120,781
Lufkin Industries, Inc.	3,132	122,117
Matrix Service Co.*	2,865	26,673
Natural Gas Services Group, Inc.*	1,296	19,608
Newpark Resources, Inc.*	8,860	53,603
Oil States International, Inc.*	43,900	1,737,562
OYO Geospace Corp.*	520	25,210
Parker Drilling Co.*	11,360	44,872
PHI, Inc.*	1,710	24,094
Pioneer Drilling Co.*	5,580	31,639
Rowan Cos., Inc.*	149,000	3,269,060
RPC, Inc.	3,370	46,000
Seahawk Drilling, Inc.*	943	9,166
Superior Well Services, Inc.*	2,360	39,459
T-3 Energy Services, Inc.*	1,383	38,586
Tesco Corp.*	3,106	38,142
TETRA Technologies, Inc.*	7,924	71,950

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Tidewater, Inc.	59,000	$2,284,480
Union Drilling, Inc.*	1,660	9,146
Unit Corp.*	63,150	2,563,258
Vantage Drilling Co.*	11,048	14,915
Willbros Group, Inc.*	4,540	33,596

		17,936,015

Oil, Gas & Consumable Fuels (1.8%)
Alon USA Energy, Inc.	1,280	8,141
American Oil & Gas, Inc.*	5,168	32,455
Apco Oil and Gas International, Inc.	1,180	27,742
Approach Resources, Inc.*	1,240	8,531
Arch Coal, Inc.	16,800	332,808
Arena Resources, Inc.*	4,129	131,715
ATP Oil & Gas Corp.*	4,461	47,242
Berry Petroleum Co., Class A	5,420	139,402
Bill Barrett Corp.*	4,762	146,527
BPZ Resources, Inc.*	10,360	42,994
Brigham Exploration Co.*	12,150	186,867
Callon Petroleum Co.*	2,942	18,535
CAMAC Energy, Inc.*	4,708	17,561
Carrizo Oil & Gas, Inc.*	3,343	51,917
Cheniere Energy, Inc.*	4,916	13,863
Clayton Williams Energy, Inc.*	647	27,252
Clean Energy Fuels Corp.*	4,152	62,031
Cloud Peak Energy, Inc.*	3,600	47,736
Contango Oil & Gas Co.*	1,180	52,805
Crosstex Energy, Inc.*	4,521	28,980
CVR Energy, Inc.*	2,920	21,958
Delek U.S. Holdings, Inc.	1,930	14,089
Delta Petroleum Corp.*	21,510	18,499
DHT Holdings, Inc.	4,190	16,132
Endeavour International Corp.*	12,280	13,017
Energy Partners Ltd.*	2,975	36,325
Energy XXI Bermuda Ltd.*	5,209	82,198
Evolution Petroleum Corp.*	1,304	6,533
FX Energy, Inc.*	4,659	16,866
Gastar Exploration Ltd.*	4,211	15,202
General Maritime Corp.	5,810	35,092
GeoResources, Inc.*	1,328	18,499
GMX Resources, Inc.*	3,162	20,521
Golar LNG Ltd.	3,760	37,111
Goodrich Petroleum Corp.*	2,504	30,048
Green Plains Renewable Energy, Inc.*	1,604	16,393
Gulfport Energy Corp.*	2,846	33,754
Harvest Natural Resources, Inc.*	3,662	26,989
Houston American Energy Corp.	1,853	18,271
International Coal Group, Inc.*	13,439	51,740
Isramco, Inc.*	200	9,436
James River Coal Co.*	2,735	43,541
Knightsbridge Tankers Ltd.	1,709	30,061
Kodiak Oil & Gas Corp.*	12,271	39,145
L&L Energy, Inc.*	1,532	13,175
Magnum Hunter Resources Corp.*	4,978	21,704
McMoRan Exploration Co.*	8,984	99,812
Miller Petroleum, Inc.*	1,838	10,587
Nordic American Tanker Shipping Ltd.	4,759	133,680
Northern Oil and Gas, Inc.*	4,620	59,321

	Number of Shares	Value (Note 1)

Overseas Shipholding Group, Inc.	31,631	$1,171,612
Panhandle Oil and Gas, Inc., Class A	800	21,144
Patriot Coal Corp.*	8,163	95,915
Penn Virginia Corp.	4,815	96,830
Petroleum Development Corp.*	1,976	50,625
PetroQuest Energy, Inc.*	6,020	40,695
RAM Energy Resources, Inc.*	5,240	10,847
Rentech, Inc.*	21,628	21,412
Resolute Energy Corp.*	3,906	47,809
REX American Resources Corp.*	990	15,840
Rex Energy Corp.*	3,373	34,067
Rosetta Resources, Inc.*	5,582	110,579
Scorpio Tankers, Inc.*	975	11,164
Ship Finance International Ltd.	4,756	85,037
Stone Energy Corp.*	4,634	51,715
Swift Energy Co.*	3,967	106,752
Syntroleum Corp.*	7,358	12,067
Teekay Corp.	47,869	1,252,732
Teekay Tankers Ltd., Class A	2,648	29,472
TransAtlantic Petroleum Ltd.*	15,149	48,022
Uranium Energy Corp.*	7,200	16,992
USEC, Inc.*	11,783	56,087
VAALCO Energy, Inc.*	5,050	28,280
Venoco, Inc.*	2,190	36,069
W&T Offshore, Inc.	3,670	34,718
Warren Resources, Inc.*	6,280	18,212
Western Refining, Inc.*	5,049	25,397
World Fuel Services Corp.	6,400	166,016

		6,110,910

Total Energy		24,046,925

Financials (13.8%)
Capital Markets (0.6%)
American Capital Ltd.*	35,785	172,484
Apollo Investment Corp.	20,061	187,169
Artio Global Investors, Inc.	2,916	45,898
BGC Partners, Inc., Class A	5,645	28,846
BlackRock Kelso Capital Corp.	5,848	57,720
Calamos Asset Management, Inc., Class A	1,770	16,426
Capital Southwest Corp.	314	27,604
Cohen & Steers, Inc.	2,030	42,102
Cowen Group, Inc., Class A*	2,900	11,890
Diamond Hill Investment Group, Inc.	290	16,440
Duff & Phelps Corp., Class A	2,676	33,798
Epoch Holding Corp.	1,720	21,104
Evercore Partners, Inc., Class A	1,627	37,990
FBR Capital Markets Corp.*	4,819	16,047
Fifth Street Finance Corp.	4,569	50,396
Financial Engines, Inc.*	1,137	15,463
GAMCO Investors, Inc., Class A	711	26,449
GFI Group, Inc.	6,260	34,931
Gladstone Capital Corp.	1,860	20,107
Gladstone Investment Corp.	1,590	9,270
Gleacher & Co., Inc.*	6,770	17,263
Golub Capital BDC, Inc.	587	8,465
Harris & Harris Group, Inc.*	2,360	9,652
Hercules Technology Growth Capital, Inc.	3,180	29,288

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

HFF, Inc., Class A*	1,724	$12,189
International Assets Holding Corp.*	1,271	20,336
Investment Technology Group, Inc.*	4,483	71,997
JMP Group, Inc.	2,200	13,618
KBW, Inc.*	3,510	75,254
Knight Capital Group, Inc., Class A*	9,457	130,412
LaBranche & Co., Inc.*	4,197	17,963
Ladenburg Thalmann Financial Services, Inc.*	8,981	11,226
Main Street Capital Corp.	1,400	20,902
MCG Capital Corp.	7,827	37,804
MF Global Holdings Ltd.*	9,269	52,926
MVC Capital, Inc.	2,660	34,367
NGP Capital Resources Co.	1,640	11,759
Oppenheimer Holdings, Inc., Class A	1,110	26,584
optionsXpress Holdings, Inc.*	4,462	70,232
PennantPark Investment Corp.	3,122	29,815
Penson Worldwide, Inc.*	2,570	14,495
Piper Jaffray Cos., Inc.*	1,820	58,640
Prospect Capital Corp.	6,703	64,684
Pzena Investment Management, Inc., Class A	1,100	7,007
Rodman & Renshaw Capital Group, Inc.*	1,582	4,525
Safeguard Scientifics, Inc.*	2,143	22,630
Sanders Morris Harris Group, Inc.	2,900	16,095
Solar Capital Ltd.	793	15,273
Stifel Financial Corp.*	3,320	144,055
SWS Group, Inc.	2,450	23,275
Thomas Weisel Partners Group, Inc.*	2,640	15,550
TICC Capital Corp.	2,817	23,663
TradeStation Group, Inc.*	3,987	26,912
Triangle Capital Corp.	1,076	15,301
Virtus Investment Partners, Inc.*	582	10,895
Westwood Holdings Group, Inc.	740	26,011

		2,063,197

Commercial Banks (2.3%)
1st Source Corp.	1,920	32,486
1st United Bancorp, Inc.*	1,716	12,630
Alliance Financial Corp./ New York	600	16,680
American National Bankshares, Inc.	900	19,251
Ameris Bancorp*	2,306	22,275
Ames National Corp.	1,040	20,322
Arrow Financial Corp.	1,248	28,829
BancFirst Corp.	800	29,192
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,430	30,351
Bancorp Rhode Island, Inc.	200	5,240
Bancorp, Inc./Delaware*	2,701	21,149
Bank of Marin Bancorp/California	700	22,351
Bank of the Ozarks, Inc.	1,254	44,479

	Number of Shares	Value (Note 1)

Boston Private Financial Holdings, Inc.	6,590	$42,374
Bridge Bancorp, Inc.	900	21,852
Bryn Mawr Bank Corp.	1,100	18,458
Camden National Corp.	950	26,096
Capital City Bank Group, Inc.	1,570	19,437
Cardinal Financial Corp.	2,991	27,637
Cathay General Bancorp	7,905	81,659
Center Financial Corp.*	3,212	16,542
Centerstate Banks, Inc.	2,109	21,280
Century Bancorp, Inc./Massachusetts, Class A	355	7,824
Chemical Financial Corp.	61,412	1,337,553
Citizens & Northern Corp.	1,577	16,874
Citizens Republic Bancorp, Inc.*	38,543	32,762
City Holding Co.	1,520	42,378
CNB Financial Corp./ Pennsylvania	1,300	14,274
CoBiz Financial, Inc.	3,148	20,745
Columbia Banking System, Inc.	4,141	75,615
Community Bank System, Inc.	3,220	70,937
Community Trust Bancorp, Inc.	1,410	35,391
CVB Financial Corp.	9,148	86,906
Danvers Bancorp, Inc.	1,980	28,611
Eagle Bancorp, Inc.*	2,000	23,560
Encore Bancshares, Inc.*	469	4,638
Enterprise Financial Services Corp.	1,640	15,810
F.N.B. Corp./Pennsylvania	11,420	91,703
Financial Institutions, Inc.	1,133	20,122
First Bancorp, Inc./Maine	1,310	17,200
First Bancorp/North Carolina	1,518	21,996
First Bancorp/Puerto Rico*	6,500	3,445
First Busey Corp.	5,985	27,112
First Commonwealth Financial Corp.	9,710	50,977
First Community Bancshares, Inc./Virginia	1,504	22,094
First Financial Bancorp	5,880	87,906
First Financial Bankshares, Inc.	2,310	111,088
First Financial Corp./Indiana	1,164	30,043
First Interstate Bancsystem, Inc.	901	14,173
First Merchants Corp.	2,713	23,006
First Midwest Bancorp, Inc./ Illinois	7,407	90,069
First of Long Island Corp.	800	20,568
First South Bancorp, Inc./North Carolina	1,310	13,899
FirstMerit Corp.	11,354	194,494
German American Bancorp, Inc.	1,500	22,950
Glacier Bancorp, Inc.	7,253	106,402
Great Southern Bancorp, Inc.	1,300	26,403
Green Bankshares, Inc.*	1,112	14,200
Hancock Holding Co.	2,884	96,210
Hanmi Financial Corp.*	4,788	6,033
Heartland Financial USA, Inc.	1,680	29,030
Heritage Financial Corp./Washington*	1,100	16,467
Home Bancorp, Inc.*	1,400	18,074
Home Bancshares, Inc./Arkansas	2,332	53,193
Hudson Valley Holding Corp.	1,225	28,322

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

IBERIABANK Corp.	2,723	$140,180
Independent Bank Corp./Massachusetts	1,980	48,866
International Bancshares Corp.	5,538	92,429
Investors Bancorp, Inc.*	4,600	60,352
Lakeland Bancorp, Inc.	1,650	14,058
Lakeland Financial Corp.	1,440	28,771
MainSource Financial Group, Inc.	1,660	11,902
MB Financial, Inc.	5,442	100,078
Merchants Bancshares, Inc.	200	4,444
Metro Bancorp, Inc.*	1,176	14,512
Midsouth Bancorp, Inc.	1,000	12,770
MidWestOne Financial Group, Inc.	487	7,539
Nara Bancorp, Inc.*	3,779	31,857
National Bankshares, Inc./ Virginia	1,000	24,230
National Penn Bancshares, Inc.	12,750	76,627
NBT Bancorp, Inc.	3,600	73,512
Northfield Bancorp, Inc./New Jersey	2,430	31,541
Old National Bancorp/Indiana	8,770	90,857
OmniAmerican Bancorp, Inc.*	924	10,432
Oriental Financial Group, Inc.	3,219	40,753
Orrstown Financial Services, Inc.	900	19,917
Pacific Continental Corp.	2,510	23,770
PacWest Bancorp	3,103	56,816
Park National Corp.	1,330	86,503
Peapack Gladstone Financial Corp.	1,222	14,297
Penns Woods Bancorp, Inc.	600	18,252
Peoples Bancorp, Inc./Ohio	15,560	225,620
Pinnacle Financial Partners, Inc.*	3,170	40,734
Porter Bancorp, Inc.	635	8,014
PrivateBancorp, Inc.	5,400	59,832
Prosperity Bancshares, Inc.	4,710	163,672
Renasant Corp.	2,570	36,879
Republic Bancorp, Inc./Kentucky, Class A	921	20,630
S&T Bancorp, Inc.	2,452	48,452
Sandy Spring Bancorp, Inc.	2,260	31,663
Santander BanCorp*	750	9,480
SCBT Financial Corp.	1,309	46,103
Sierra Bancorp	1,210	13,915
Signature Bank/New York*	4,173	158,616
Simmons First National Corp., Class A	1,540	40,440
Southside Bancshares, Inc.	1,649	32,386
Southwest Bancorp, Inc./Oklahoma	1,932	25,676
State Bancorp, Inc./New York	1,608	15,276
StellarOne Corp.	2,060	26,306
Sterling Bancorp/New York	2,880	25,920
Sterling Bancshares, Inc./Texas	10,061	47,387
Suffolk Bancorp	1,050	32,487
Susquehanna Bancshares, Inc.	13,297	110,764
SVB Financial Group*	4,322	178,196
SY Bancorp, Inc.	1,450	33,321
Taylor Capital Group, Inc.*	849	10,986
Texas Capital Bancshares, Inc.*	3,699	60,664
Tompkins Financial Corp.	847	31,974
Tower Bancorp, Inc.	600	13,134

	Number of Shares	Value (Note 1)

TowneBank/Virginia	2,740	$39,785
Trico Bancshares	1,516	25,666
Trustmark Corp.	6,510	135,538
UMB Financial Corp.	3,220	114,503
Umpqua Holdings Corp.	11,704	134,362
Union First Market Bankshares Corp.	1,944	23,833
United Bankshares, Inc.	3,840	91,930
United Community Banks, Inc./Georgia*	9,464	37,383
Univest Corp. of Pennsylvania	1,748	30,275
Virginia Commerce Bancorp, Inc.*	1,615	10,094
Washington Banking Co.	1,586	20,285
Washington Trust Bancorp, Inc.	1,790	30,502
Webster Financial Corp.	6,902	123,822
WesBanco, Inc.	2,710	45,664
West Bancorp, Inc.*	1,718	11,700
West Coast Bancorp/Oregon	9,643	24,590
Westamerica Bancorp	2,979	156,457
Western Alliance Bancorp*	5,986	42,920
Whitney Holding Corp./Louisiana	9,925	91,806
Wilshire Bancorp, Inc.	2,160	18,900
Wintrust Financial Corp.	3,217	107,255

		7,652,689

Consumer Finance (0.2%)
Advance America Cash Advance Centers, Inc.	5,301	21,893
Cardtronics, Inc.*	2,815	36,482
Cash America International, Inc.	3,140	107,608
CompuCredit Holdings Corp.	2,300	9,108
Credit Acceptance Corp.*	740	36,090
Dollar Financial Corp.*	2,614	51,731
EZCORP, Inc., Class A*	4,811	89,244
First Cash Financial Services, Inc.*	3,063	66,773
First Marblehead Corp.*	7,750	18,213
Nelnet, Inc., Class A	2,712	52,287
Student Loan Corp.	198	4,768
World Acceptance Corp.*	1,752	67,119

		561,316

Diversified Financial Services (0.1%)
Asset Acceptance Capital Corp.*	2,160	8,942
Asta Funding, Inc.	750	7,403
California First National Bancorp	200	2,468
Compass Diversified Holdings	3,377	45,286
Encore Capital Group, Inc.*	1,437	29,617
Life Partners Holdings, Inc.	825	16,880
MarketAxess Holdings, Inc.	3,050	42,059
Marlin Business Services Corp.*	697	8,427
Medallion Financial Corp.	1,549	10,223
NewStar Financial, Inc.*	3,201	20,358
PHH Corp.*	5,749	109,461
PICO Holdings, Inc.*	2,402	71,988
Portfolio Recovery Associates, Inc.*	1,757	117,332
Primus Guaranty Ltd.*	2,740	10,111

		500,555

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Insurance (7.5%)
Alterra Capital Holdings Ltd.	9,969	$187,218
Ambac Financial Group, Inc.*	30,330	20,321
American Equity Investment Life Holding Co.	5,660	58,411
American National Insurance Co.	11,550	935,204
American Physicians Capital, Inc.	660	20,361
American Physicians Service Group, Inc.	600	14,670
American Safety Insurance Holdings Ltd.*	920	14,462
AMERISAFE, Inc.*	1,700	29,835
Amtrust Financial Services, Inc.	2,770	33,351
Argo Group International Holdings Ltd.	3,130	95,747
Arthur J. Gallagher & Co.	39,300	958,134
Aspen Insurance Holdings Ltd.	80,950	2,002,703
Baldwin & Lyons, Inc., Class B	1,100	23,111
Citizens, Inc./Texas*	4,400	29,304
CNA Surety Corp.*	2,110	33,908
CNO Financial Group, Inc.*	23,445	116,053
Crawford & Co., Class B*	3,080	9,733
Delphi Financial Group, Inc., Class A	4,730	115,459
Donegal Group, Inc., Class A	1,630	20,033
eHealth, Inc.*	2,512	28,561
EMC Insurance Group, Inc.	559	12,259
Employers Holdings, Inc.	4,622	68,082
Enstar Group, Ltd.*	690	45,844
Erie Indemnity Co., Class A	35,050	1,594,775
FBL Financial Group, Inc., Class A	1,550	32,550
First American Financial Corp.	10,691	135,562
First Mercury Financial Corp.	1,431	15,140
Flagstone Reinsurance Holdings S.A.	5,148	55,701
FPIC Insurance Group, Inc.*	830	21,290
Greenlight Capital Reinsurance Ltd., Class A*	3,009	75,797
Hallmark Financial Services*	1,098	10,925
Hanover Insurance Group, Inc.	23,000	1,000,500
Harleysville Group, Inc.	1,310	40,649
HCC Insurance Holdings, Inc.	11,600	287,216
Hilltop Holdings, Inc.*	3,690	36,937
Horace Mann Educators Corp.	3,820	58,446
Infinity Property & Casualty Corp.	1,448	66,869
Kansas City Life Insurance Co.	590	17,446
Maiden Holdings Ltd.	6,130	40,274
Meadowbrook Insurance Group, Inc.	5,965	51,478
Montpelier Reinsurance Holdings Ltd.	108,346	1,617,606
National Financial Partners Corp.*	4,640	45,333
National Interstate Corp.	970	19,225
National Western Life Insurance Co., Class A	233	35,593
Navigators Group, Inc.*	1,180	48,533
NYMAGIC, Inc.	770	14,853
Old Republic International Corp.	257,000	3,117,410

	Number of Shares	Value (Note 1)

Phoenix Cos., Inc.*	10,900	$22,999
Platinum Underwriters Holdings Ltd.	4,596	166,789
PMA Capital Corp., Class A*	2,810	18,405
Presidential Life Corp.	2,145	19,519
Primerica, Inc.*	2,476	53,085
ProAssurance Corp.*	3,468	196,844
Protective Life Corp.	188,000	4,021,320
RLI Corp.	23,540	1,236,085
Safety Insurance Group, Inc.	1,440	53,309
SeaBright Holdings, Inc.	1,800	17,064
Selective Insurance Group, Inc.	5,250	78,015
StanCorp Financial Group, Inc.	30,350	1,230,389
State Auto Financial Corp.	1,563	24,242
Stewart Information Services Corp.	2,100	18,942
Tower Group, Inc.	101,434	2,183,874
Transatlantic Holdings, Inc.	16,500	791,340
United America Indemnity Ltd., Class A*	2,995	22,043
United Fire & Casualty Co.	2,286	45,309
Universal Insurance Holdings, Inc.	2,300	9,614
Validus Holdings Ltd.	71,522	1,746,567

		25,268,626

Real Estate Investment Trusts (REITs) (2.1%)
Acadia Realty Trust (REIT)	4,139	69,618
Agree Realty Corp. (REIT)	850	19,822
Alexander’s, Inc. (REIT)	250	75,730
American Campus Communities, Inc. (REIT)	5,348	145,947
American Capital Agency Corp. (REIT)	3,392	89,617
Anworth Mortgage Asset Corp. (REIT)	11,120	79,174
Apollo Commercial Real Estate Finance, Inc. (REIT)	1,300	21,398
Ashford Hospitality Trust, Inc. (REIT)*	4,428	32,457
Associated Estates Realty Corp. (REIT)	3,218	41,673
BioMed Realty Trust, Inc. (REIT)	12,145	195,413
CapLease, Inc. (REIT)	7,050	32,500
Capstead Mortgage Corp. (REIT)	7,990	88,369
CBL & Associates Properties, Inc. (REIT)	14,593	181,537
Cedar Shopping Centers, Inc. (REIT)	5,620	33,832
Chatham Lodging Trust (REIT)*	636	11,365
Chesapeake Lodging Trust (REIT)*	1,153	18,240
Cogdell Spencer, Inc. (REIT)	4,183	28,277
Colonial Properties Trust (REIT)	7,276	105,720
Colony Financial, Inc. (REIT)	1,900	32,110
Cousins Properties, Inc. (REIT)	8,820	59,447
CreXus Investment Corp. (REIT)	1,900	23,617
Cypress Sharpridge Investments, Inc. (REIT)	1,300	16,458
DCT Industrial Trust, Inc. (REIT)	21,678	97,985
DiamondRock Hospitality Co. (REIT)*	16,030	131,767

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

DuPont Fabros Technology, Inc. (REIT)	4,326	$106,247
Dynex Capital, Inc. (REIT)	1,211	11,178
EastGroup Properties, Inc. (REIT)	3,070	109,231
Education Realty Trust, Inc. (REIT)	5,881	35,462
Entertainment Properties Trust (REIT)	4,833	183,992
Equity Lifestyle Properties, Inc. (REIT)	2,724	131,379
Equity One, Inc. (REIT)	4,093	63,851
Excel Trust, Inc. (REIT)*	1,117	13,404
Extra Space Storage, Inc. (REIT)	9,160	127,324
FelCor Lodging Trust, Inc. (REIT)*	7,284	36,347
First Industrial Realty Trust, Inc. (REIT)*	6,610	31,860
First Potomac Realty Trust (REIT)	4,486	64,464
Franklin Street Properties Corp. (REIT)	7,570	89,402
Getty Realty Corp. (REIT)	2,130	47,733
Gladstone Commercial Corp. (REIT)	809	13,219
Glimcher Realty Trust (REIT)	7,133	42,655
Government Properties Income Trust (REIT)	2,190	55,889
Hatteras Financial Corp. (REIT)	4,080	113,506
Healthcare Realty Trust, Inc. (REIT)	6,571	144,365
Hersha Hospitality Trust (REIT)	11,998	54,231
Highwoods Properties, Inc. (REIT)	7,503	208,283
Home Properties, Inc. (REIT)	4,124	185,869
Inland Real Estate Corp. (REIT)	8,210	65,023
Invesco Mortgage Capital, Inc. (REIT)	2,711	54,247
Investors Real Estate Trust (REIT)	7,020	61,987
iStar Financial, Inc. (REIT)*	9,469	42,232
Kilroy Realty Corp. (REIT)	5,726	170,234
Kite Realty Group Trust (REIT)	6,160	25,749
LaSalle Hotel Properties (REIT)	7,402	152,259
Lexington Realty Trust (REIT)	10,546	63,381
LTC Properties, Inc. (REIT)	2,276	55,238
Medical Properties Trust, Inc. (REIT)	11,170	105,445
MFA Financial, Inc. (REIT)	30,781	227,779
Mid-America Apartment Communities, Inc. (REIT)	3,042	156,572
Mission West Properties, Inc. (REIT)	1,040	7,093
Monmouth Real Estate Investment Corp. (REIT), Class A	2,612	19,303
MPG Office Trust, Inc. (REIT)*	4,948	14,498
National Health Investors, Inc. (REIT)	2,890	111,438
National Retail Properties, Inc. (REIT)	8,792	188,500
Newcastle Investment Corp. (REIT)*	6,367	17,064

	Number of Shares	Value (Note 1)

NorthStar Realty Finance Corp. (REIT)	8,230	$21,974
Omega Healthcare Investors, Inc. (REIT)	9,828	195,872
One Liberty Properties, Inc. (REIT)	754	11,242
Parkway Properties, Inc./Maryland (REIT)	2,630	38,319
Pebblebrook Hotel Trust (REIT)*	2,328	43,883
Pennsylvania Real Estate Investment Trust (REIT)	5,760	70,387
Pennymac Mortgage Investment Trust (REIT)*	2,000	31,800
Post Properties, Inc. (REIT)	5,234	118,969
Potlatch Corp. (REIT)	4,078	145,707
PS Business Parks, Inc. (REIT)	1,883	105,034
RAIT Financial Trust (REIT)*	6,849	12,808
Ramco-Gershenson Properties Trust (REIT)	3,675	37,117
Redwood Trust, Inc. (REIT)	8,710	127,514
Resource Capital Corp. (REIT)	4,310	24,481
Retail Opportunity Investments Corp.	4,301	41,505
Saul Centers, Inc. (REIT)	621	25,231
Sovran Self Storage, Inc. (REIT)	2,739	94,304
Strategic Hotels & Resorts, Inc. (REIT)*	14,888	65,358
Sun Communities, Inc. (REIT)	1,972	51,193
Sunstone Hotel Investors, Inc. (REIT)*	10,090	100,194
Tanger Factory Outlet Centers (REIT)	4,458	184,472
Terreno Realty Corp. (REIT)*	1,314	23,271
Two Harbors Investment Corp. (REIT)	2,135	17,614
UMH Properties, Inc. (REIT)	773	7,784
Universal Health Realty Income Trust (REIT)	1,131	36,339
Urstadt Biddle Properties, Inc. (REIT), Class A	2,140	34,518
U-Store-It Trust (REIT)	7,800	58,188
Walter Investment Management Corp. (REIT)	2,617	42,788
Washington Real Estate Investment Trust (REIT)	6,373	175,831
Winthrop Realty Trust (REIT)	1,637	20,970

		7,004,673

Real Estate Management & Development (0.0%)
Avatar Holdings, Inc.*	814	15,613
Consolidated-Tomoka Land Co.	549	15,646
Forestar Group, Inc.*	3,980	71,481
Kennedy-Wilson Holdings, Inc.*	1,753	17,705
Tejon Ranch Co.*	1,340	30,927
Thomas Properties Group, Inc.	3,193	10,569

		161,941

Thrifts & Mortgage Finance (1.0%)
Abington Bancorp, Inc.	1,680	14,650
Astoria Financial Corp.	8,700	119,712
Bank Mutual Corp.	4,140	23,515

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

BankFinancial Corp.	1,640	$13,628
Beneficial Mutual Bancorp, Inc.*	4,080	40,310
Berkshire Hills Bancorp, Inc.	1,700	33,116
BofI Holding, Inc.*	534	7,540
Brookline Bancorp, Inc.	5,736	50,936
Clifton Savings Bancorp, Inc.	1,640	14,186
Dime Community Bancshares, Inc.	3,230	39,826
ESB Financial Corp.	1,400	18,270
ESSA Bancorp, Inc.	1,120	13,787
Federal Agricultural Mortgage Corp., Class C	967	13,567
First Financial Holdings, Inc.	1,751	20,049
Flagstar Bancorp, Inc.*	4,345	13,643
Flushing Financial Corp.	2,790	34,122
Fox Chase Bancorp, Inc.*	1,037	9,925
Heritage Financial Group	300	3,246
Home Federal Bancorp, Inc./Idaho	1,700	21,471
Kearny Financial Corp.	1,352	12,384
K-Fed Bancorp	1,000	9,080
Meridian Interstate Bancorp, Inc.*	1,510	16,459
MGIC Investment Corp.*	20,872	143,808
NASB Financial, Inc.	590	8,939
NewAlliance Bancshares, Inc.	10,900	122,189
Northwest Bancshares, Inc.	11,435	131,160
OceanFirst Financial Corp.	960	11,587
Ocwen Financial Corp.*	7,521	76,639
Oritani Financial Corp.	5,092	50,920
PMI Group, Inc.*	15,042	43,471
Provident Financial Services, Inc.	5,920	69,205
Provident New York Bancorp	4,350	38,498
Radian Group, Inc.	14,012	101,447
Rockville Financial, Inc.	1,340	15,959
Roma Financial Corp.	1,420	15,421
Territorial Bancorp, Inc.	1,400	26,530
TrustCo Bank Corp. NY/New York	326,190	1,826,664
United Financial Bancorp, Inc.	1,330	18,155
ViewPoint Financial Group	1,440	19,944
Waterstone Financial, Inc.*	1,210	4,126
Westfield Financial, Inc.	3,830	31,904
WSFS Financial Corp.	590	21,199

		3,321,187

Total Financials		46,534,184

Health Care (6.8%)
Biotechnology (0.9%)
Acorda Therapeutics, Inc.*	4,092	127,302
Affymax, Inc.*	1,660	9,927
Alkermes, Inc.*	9,966	124,077
Allos Therapeutics, Inc.*	8,036	49,261
Alnylam Pharmaceuticals, Inc.*	4,080	61,282
AMAG Pharmaceuticals, Inc.*	2,205	75,742
Arena Pharmaceuticals, Inc.*	11,920	36,594
ARIAD Pharmaceuticals, Inc.*	10,621	29,951
ArQule, Inc.*	3,810	16,383
Array BioPharma, Inc.*	5,949	18,144
AVI BioPharma, Inc.*	10,720	17,259
BioCryst Pharmaceuticals, Inc.*	3,100	18,321

	Number of Shares	Value (Note 1)

BioSante Pharmaceuticals, Inc.*	5,824	$10,250
Biospecifics Technologies Corp.*	500	9,940
Biotime, Inc.*	2,137	13,164
Celera Corp.*	7,960	52,138
Celldex Therapeutics, Inc.*	3,166	14,437
Cepheid, Inc.*	6,176	98,940
Chelsea Therapeutics International, Inc.*	2,400	7,032
Clinical Data, Inc.*	1,137	14,144
Combinatorx, Inc.*	6,152	8,920
Cubist Pharmaceuticals, Inc.*	6,055	124,733
Curis, Inc.*	6,618	9,199
Cytokinetics, Inc.*	5,248	12,438
Cytori Therapeutics, Inc.*	4,105	14,285
CytRx Corp.*	10,845	8,351
Dyax Corp.*	10,324	23,435
Dynavax Technologies Corp.*	6,995	13,011
Emergent Biosolutions, Inc.*	2,020	33,007
Enzon Pharmaceuticals, Inc.*	5,353	57,009
Exact Sciences Corp.*	3,433	15,105
Exelixis, Inc.*	10,570	36,678
Genomic Health, Inc.*	1,740	22,498
Geron Corp.*	9,544	47,911
Halozyme Therapeutics, Inc.*	7,600	53,504
Idenix Pharmaceuticals, Inc.*	3,525	17,625
Immunogen, Inc.*	6,991	64,807
Immunomedics, Inc.*	7,259	22,430
Incyte Corp.*	9,334	103,327
Infinity Pharmaceuticals, Inc.*	1,686	9,964
Inhibitex, Inc.*	4,892	12,475
Inovio Pharmaceuticals, Inc.*	7,936	8,095
InterMune, Inc.*	5,060	47,311
Ironwood Pharmaceuticals, Inc.*	2,035	24,257
Isis Pharmaceuticals, Inc.*	10,210	97,710
Keryx Biopharmaceuticals, Inc.*	5,300	19,398
Lexicon Pharmaceuticals, Inc.*	19,337	24,751
Ligand Pharmaceuticals, Inc., Class B*	14,030	20,484
MannKind Corp.*	6,690	42,749
Martek Biosciences Corp.*	3,494	82,843
Maxygen, Inc.*	2,935	16,231
Medivation, Inc.*	3,350	29,614
Metabolix, Inc.*	2,731	39,081
Micromet, Inc.*	8,418	52,528
Momenta Pharmaceuticals, Inc.*	4,480	54,925
Nabi Biopharmaceuticals*	4,466	24,295
Nanosphere, Inc.*	1,810	7,892
Neuralstem, Inc.*	4,103	10,258
Neurocrine Biosciences, Inc.*	5,009	28,050
NeurogesX, Inc.*	1,339	8,878
Novavax, Inc.*	8,910	19,335
NPS Pharmaceuticals, Inc.*	5,700	36,708
Nymox Pharmaceutical Corp.*	1,582	4,936
Omeros Corp.*	1,748	12,970
Onyx Pharmaceuticals, Inc.*	6,380	137,744
Opko Health, Inc.*	8,717	19,700
Orexigen Therapeutics, Inc.*	3,514	14,759
Osiris Therapeutics, Inc.*	2,240	13,014
PDL BioPharma, Inc.	11,926	67,024
Peregrine Pharmaceuticals, Inc.*	4,826	10,376
Pharmacyclics, Inc.*	3,846	25,614
Pharmasset, Inc.*	3,061	83,688

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Progenics Pharmaceuticals, Inc.*	3,580	$19,618
Rigel Pharmaceuticals, Inc.*	5,800	41,760
Sangamo BioSciences, Inc.*	4,010	14,877
Savient Pharmaceuticals, Inc.*	7,362	92,761
Sciclone Pharmaceuticals, Inc.*	4,361	11,600
Seattle Genetics, Inc.*	8,817	105,716
SIGA Technologies, Inc.*	3,438	26,473
Spectrum Pharmaceuticals, Inc.*	5,014	19,655
StemCells, Inc.*	9,100	8,554
Synta Pharmaceuticals Corp.*	2,940	7,938
Targacept, Inc.*	2,453	47,417
Theravance, Inc.*	6,567	82,547
Vanda Pharmaceuticals, Inc.*	3,266	21,588
Vical, Inc.*	5,494	17,031
ZIOPHARM Oncology, Inc.*	4,828	15,353
ZymoGenetics, Inc.*	5,600	23,632

		3,156,738

Health Care Equipment & Supplies (2.6%)
Abaxis, Inc.*	2,120	45,432
ABIOMED, Inc.*	3,680	35,622
Accuray, Inc.*	4,984	33,044
AGA Medical Holdings, Inc.*	1,700	21,573
Align Technology, Inc.*	6,194	92,105
Alimera Sciences, Inc.*	560	4,166
Alphatec Holdings, Inc.*	5,125	23,780
American Medical Systems Holdings, Inc.*	7,809	172,735
Analogic Corp.	1,344	61,166
AngioDynamics, Inc.*	2,920	43,070
Antares Pharma, Inc.*	6,405	11,273
ArthroCare Corp.*	2,773	84,993
Atrion Corp.	160	21,608
ATS Medical, Inc.*	6,500	25,805
Cantel Medical Corp.	1,580	26,386
Cerus Corp.*	3,900	12,324
Conceptus, Inc.*	3,224	50,230
CONMED Corp.*	3,054	56,896
CryoLife, Inc.*	3,700	19,943
Cutera, Inc.*	1,515	13,953
Cyberonics, Inc.*	2,920	69,146
Cynosure, Inc., Class A*	1,102	11,869
Delcath Systems, Inc.*	3,894	24,688
DexCom, Inc.*	5,987	69,210
DynaVox, Inc., Class A*	840	13,448
Endologix, Inc.*	5,337	24,177
ev3, Inc.*	8,601	192,748
Exactech, Inc.*	1,120	19,130
Greatbatch, Inc.*	2,446	54,570
Haemonetics Corp.*	2,619	140,169
Hansen Medical, Inc.*	4,434	9,444
HealthTronics, Inc.*	4,381	21,160
HeartWare International, Inc.*	974	68,248
ICU Medical, Inc.*	1,120	36,030
Immucor, Inc.*	7,170	136,589
Insulet Corp.*	3,990	60,050
Integra LifeSciences Holdings Corp.*	2,140	79,180
Invacare Corp.	2,880	59,731
IRIS International, Inc.*	1,560	15,818
Kensey Nash Corp.*	771	18,280
MAKO Surgical Corp.*	2,555	31,810

	Number of Shares	Value (Note 1)

Masimo Corp.	5,318	$126,622
Medical Action Industries, Inc.*	1,461	17,517
MELA Sciences, Inc.*	2,393	17,804
Meridian Bioscience, Inc.	4,020	68,340
Merit Medical Systems, Inc.*	2,976	47,824
Micrus Endovascular Corp.*	1,684	35,010
Natus Medical, Inc.*	2,987	48,658
Neogen Corp.*	2,335	60,827
NuVasive, Inc.*	4,103	145,492
NxStage Medical, Inc.*	2,571	38,154
OraSure Technologies, Inc.*	5,530	25,604
Orthofix International N.V.*	1,833	58,748
Orthovita, Inc.*	8,280	16,808
Palomar Medical Technologies, Inc.*	2,001	22,391
Quidel Corp.*	2,364	29,999
Rochester Medical Corp.*	1,178	11,132
RTI Biologics, Inc.*	6,830	20,012
SenoRx, Inc.*	1,620	17,788
Sirona Dental Systems, Inc.*	3,465	120,721
Solta Medical, Inc.*	5,453	10,361
Somanetics Corp.*	1,260	31,437
SonoSite, Inc.*	1,529	41,451
Spectranetics Corp.*	4,040	20,927
STAAR Surgical Co.*	3,393	19,408
Stereotaxis, Inc.*	2,938	9,725
STERIS Corp.	70,812	2,200,837
SurModics, Inc.*	1,870	30,687
Symmetry Medical, Inc.*	3,767	39,704
Syneron Medical Ltd.*	3,662	37,645
Synovis Life Technologies, Inc.*	1,198	18,305
Teleflex, Inc.	38,000	2,062,640
TomoTherapy, Inc.*	4,690	14,914
Unilife Corp.*	4,977	28,966
Vascular Solutions, Inc.*	1,605	20,063
Volcano Corp.*	5,310	115,864
West Pharmaceutical Services, Inc.	29,910	1,091,416
Wright Medical Group, Inc.*	3,766	62,553
Young Innovations, Inc.	800	22,520
Zoll Medical Corp.*	2,213	59,972

		8,880,445

Health Care Providers & Services (1.1%)
Air Methods Corp.*	1,154	34,332
Alliance HealthCare Services, Inc.*	3,670	14,827
Allied Healthcare International, Inc.*	6,400	14,848
Almost Family, Inc.*	845	29,516
Amedisys, Inc.*	2,959	130,107
America Service Group, Inc.	899	15,463
American Dental Partners, Inc.*	2,000	24,220
AMERIGROUP Corp.*	5,421	176,074
AMN Healthcare Services, Inc.*	4,000	29,920
Amsurg Corp.*	3,000	53,460
Assisted Living Concepts, Inc., Class A*	1,059	31,336
Bio-Reference Labs, Inc.*	2,456	54,450
BioScrip, Inc.*	3,600	18,864
Capital Senior Living Corp.*	3,160	15,705
CardioNet, Inc.*	2,056	11,267

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Catalyst Health Solutions, Inc.*	3,919	$135,206
Centene Corp.*	5,296	113,864
Chemed Corp.	2,346	128,185
Chindex International, Inc.*	1,586	19,873
Clarient, Inc.*	5,254	16,182
Continucare Corp.*	2,100	7,035
Corvel Corp.*	771	26,052
Cross Country Healthcare, Inc.*	3,770	33,892
Emeritus Corp.*	2,240	36,534
Ensign Group, Inc.	1,440	23,789
Five Star Quality Care, Inc.*	2,404	7,260
Genoptix, Inc.*	1,630	28,036
Gentiva Health Services, Inc.*	2,850	76,979
Hanger Orthopedic Group, Inc.*	2,960	53,162
Health Grades, Inc.*	2,801	16,806
HealthSouth Corp.*	9,690	181,300
Healthspring, Inc.*	5,940	92,129
Healthways, Inc.*	3,890	46,369
HMS Holdings Corp.*	2,802	151,924
inVentiv Health, Inc.*	3,420	87,552
IPC The Hospitalist Co., Inc.*	1,723	43,247
Kindred Healthcare, Inc.*	4,380	56,239
Landauer, Inc.	979	59,602
LCA-Vision, Inc.*	2,200	12,188
LHC Group, Inc.*	1,607	44,594
Magellan Health Services, Inc.*	3,381	122,798
MedCath Corp.*	1,921	15,099
Metropolitan Health Networks, Inc.*	3,802	14,181
Molina Healthcare, Inc.*	1,329	38,275
MWI Veterinary Supply, Inc.*	1,260	63,328
National Healthcare Corp.	980	33,771
National Research Corp.	300	7,233
Odyssey HealthCare, Inc.*	3,506	93,680
Owens & Minor, Inc.	6,618	187,819
PDI, Inc.*	724	5,995
PharMerica Corp.*	3,209	47,044
Providence Service Corp.*	1,277	17,878
PSS World Medical, Inc.*	6,001	126,921
Psychiatric Solutions, Inc.*	6,086	199,134
RehabCare Group, Inc.*	2,737	59,612
Res-Care, Inc.*	2,586	24,981
Rural/Metro Corp.*	1,745	14,204
Select Medical Holdings Corp.*	5,014	33,995
Skilled Healthcare Group, Inc., Class A*	2,141	14,537
Sun Healthcare Group, Inc.*	4,000	32,320
Sunrise Senior Living, Inc.*	6,080	16,902
Team Health Holdings, Inc.*	1,609	20,788
Triple-S Management Corp., Class B*	2,110	39,141
U.S. Physical Therapy, Inc.*	960	16,205
Universal American Corp.*	3,250	46,800
Virtual Radiologic Corp.*	1,040	17,846
WellCare Health Plans, Inc.*	4,493	106,664

		3,569,539

Health Care Technology (0.2%)
athenahealth, Inc.*	3,430	89,626
Computer Programs & Systems, Inc.	1,030	42,148
Eclipsys Corp.*	6,270	111,857

	Number of Shares	Value (Note 1)

MedAssets, Inc.*	4,416	$101,921
Medidata Solutions, Inc.*	1,866	28,904
MedQuist, Inc.	1,400	11,074
Merge Healthcare, Inc.*	4,860	14,240
Omnicell, Inc.*	3,394	39,676
Phase Forward, Inc.*	4,239	70,706
Quality Systems, Inc.	1,991	115,458
Transcend Services, Inc.*	990	13,365
Vital Images, Inc.*	1,492	19,023

		657,998

Life Sciences Tools & Services (1.5%)
Accelrys, Inc.*	3,590	23,156
Affymetrix, Inc.*	7,291	43,017
Albany Molecular Research, Inc.*	3,170	16,389
Bruker Corp.*	7,509	91,309
Caliper Life Sciences, Inc.*	4,235	18,083
Cambrex Corp.*	2,240	7,056
Dionex Corp.*	1,810	134,773
Enzo Biochem, Inc.*	4,230	17,216
eResearchTechnology, Inc.*	4,896	38,581
Kendle International, Inc.*	1,328	15,299
Luminex Corp.*	3,997	64,831
Mettler-Toledo International, Inc.*	19,700	2,199,111
PAREXEL International Corp.*	6,068	131,554
Pharmaceutical Product Development, Inc.	85,400	2,170,014
Pure Bioscience*	3,401	8,128
Sequenom, Inc.*	7,129	42,132

		5,020,649

Pharmaceuticals (0.5%)
Acura Pharmaceuticals, Inc.*	10	25
Akorn, Inc.*	6,002	17,826
Alexza Pharmaceuticals, Inc.*	3,442	9,362
Aoxing Pharmaceutical Co., Inc.*	2,051	6,686
Ardea Biosciences, Inc.*	1,457	29,956
Auxilium Pharmaceuticals, Inc.*	4,416	103,776
AVANIR Pharmaceuticals, Inc., Class A*	7,292	18,740
Biodel, Inc.*	2,079	7,859
BioMimetic Therapeutics, Inc.*	1,777	19,760
BMP Sunstone Corp.*	3,141	16,176
Cadence Pharmaceuticals, Inc.*	2,220	15,562
Caraco Pharmaceutical Laboratories Ltd.*	1,690	7,977
Corcept Therapeutics, Inc.*	2,376	7,413
Cornerstone Therapeutics, Inc.*	1,000	5,890
Cumberland Pharmaceuticals, Inc.*	1,200	7,704
Cypress Bioscience, Inc.*	3,270	7,521
Depomed, Inc.*	4,450	12,460
Durect Corp.*	10,490	25,491
Eurand N.V.*	1,644	15,930
Hi-Tech Pharmacal Co., Inc.*	1,042	23,872
Impax Laboratories, Inc.*	6,544	124,729
Inspire Pharmaceuticals, Inc.*	5,880	29,341
Jazz Pharmaceuticals, Inc.*	1,536	12,027
Lannett Co., Inc.*	1,400	6,398
MAP Pharmaceuticals, Inc.*	1,563	20,507
Medicines Co.*	5,120	38,963

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Medicis Pharmaceutical Corp., Class A	6,483	$141,848
Nektar Therapeutics*	9,867	119,391
Neostem, Inc.*	2,400	4,392
Obagi Medical Products, Inc.*	1,864	22,032
Optimer Pharmaceuticals, Inc.*	3,916	36,301
Pain Therapeutics, Inc.*	4,510	25,076
Par Pharmaceutical Cos., Inc.*	3,664	95,117
Pozen, Inc.*	2,420	16,964
Questcor Pharmaceuticals, Inc.*	5,658	57,768
Salix Pharmaceuticals Ltd.*	5,951	232,268
Santarus, Inc.*	4,400	10,912
Somaxon Pharmaceuticals, Inc.*	2,941	10,588
Sucampo Pharmaceuticals, Inc., Class A*	220	777
SuperGen, Inc.*	4,600	9,292
ViroPharma, Inc.*	8,480	95,061
Vivus, Inc.*	8,212	78,835
XenoPort, Inc.*	2,850	27,959

		1,576,532

Total Health Care		22,861,901

Industrials (19.1%)
Aerospace & Defense (0.9%)
AAR Corp.*	4,044	67,697
Aerovironment, Inc.*	1,638	35,594
American Science & Engineering, Inc.	940	71,637
Applied Energetics, Inc.*	7,523	7,749
Applied Signal Technology, Inc.	1,360	26,724
Argon ST, Inc.*	1,446	49,583
Astronics Corp.*	987	16,147
Ceradyne, Inc.*	51,880	1,108,676
Cubic Corp.	1,656	60,245
Curtiss-Wright Corp.	4,791	139,131
DigitalGlobe, Inc.*	2,832	74,482
Ducommun, Inc.	1,108	18,947
DynCorp International, Inc., Class A*	1,659	29,066
Esterline Technologies Corp.*	3,026	143,584
GenCorp, Inc.*	5,990	26,236
GeoEye, Inc.*	2,380	74,113
Global Defense Technology & Systems, Inc.*	500	6,385
HEICO Corp.	3,158	113,435
Herley Industries, Inc.*	1,770	25,240
Hexcel Corp.*	9,957	154,433
Kratos Defense & Security Solutions, Inc.*	1,417	14,878
Ladish Co., Inc.*	1,675	38,056
LMI Aerospace, Inc.*	984	15,518
Moog, Inc., Class A*	4,759	153,383
Orbital Sciences Corp.*	6,030	95,093
Stanley, Inc.*	1,440	53,827
Taser International, Inc.*	5,850	22,815
Teledyne Technologies, Inc.*	3,813	147,105
Triumph Group, Inc.	1,681	112,005

		2,901,784

	Number of Shares	Value (Note 1)

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	5,200	$24,752
Atlas Air Worldwide Holdings, Inc.*	2,677	127,157
Dynamex, Inc.*	710	8,662
Forward Air Corp.	2,983	81,287
Hub Group, Inc., Class A*	3,951	118,570
Pacer International, Inc.*	3,799	26,555
Park-Ohio Holdings Corp.*	737	10,605

		397,588

Airlines (0.8%)
AirTran Holdings, Inc.*	14,112	68,443
Alaska Air Group, Inc.*	3,835	172,383
Allegiant Travel Co.	1,528	65,230
Hawaiian Holdings, Inc.*	4,910	25,385
JetBlue Airways Corp.*	25,989	142,680
Pinnacle Airlines Corp.*	1,804	9,814
Republic Airways Holdings, Inc.*	3,028	18,501
SkyWest, Inc.	158,520	1,937,115
U.S. Airways Group, Inc.*	16,997	146,344

		2,585,895

Building Products (2.5%)
A.O. Smith Corp.	16,229	782,076
AAON, Inc.	1,220	28,438
American Woodmark Corp.	55,446	948,127
Ameron International Corp.	898	54,176
Apogee Enterprises, Inc.	116,540	1,262,128
Builders FirstSource, Inc.*	5,147	12,353
Gibraltar Industries, Inc.*	102,568	1,035,937
Griffon Corp.*	5,000	55,300
Insteel Industries, Inc.	1,917	22,276
NCI Building Systems, Inc.*	1,736	14,530
Quanex Building Products Corp.	4,018	69,471
Simpson Manufacturing Co., Inc.	80,500	1,976,275
Trex Co., Inc.*	1,794	36,042
Universal Forest Products, Inc.	71,495	2,167,013

		8,464,142

Commercial Services & Supplies (2.0%)
ABM Industries, Inc.	142,818	2,992,037
ACCO Brands Corp.*	6,210	30,988
American Reprographics Co.*	4,290	37,452
APAC Customer Services, Inc.*	3,400	19,380
ATC Technology Corp.*	1,900	30,628
Bowne & Co., Inc.	4,417	49,559
Brink’s Co.	4,927	93,761
Casella Waste Systems, Inc., Class A*	2,352	8,985
Cenveo, Inc.*	6,230	34,140
Clean Harbors, Inc.*	2,405	159,716
Consolidated Graphics, Inc.*	998	43,154
Cornell Cos., Inc.*	1,350	36,275
Courier Corp.	1,430	17,460
Deluxe Corp.	5,140	96,375
EnergySolutions, Inc.	8,905	45,326
EnerNOC, Inc.*	2,016	63,383
Ennis, Inc.	2,706	40,617
Fuel Tech, Inc.*	2,430	15,358
G&K Services, Inc., Class A	2,180	45,017

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

GEO Group, Inc.*	5,199	$107,879
Healthcare Services Group, Inc.	4,355	82,527
Herman Miller, Inc.	5,810	109,635
HNI Corp.	4,729	130,473
Innerworkings, Inc.*	1,980	13,523
Interface, Inc., Class A	5,199	55,837
Kimball International, Inc., Class B	4,000	22,120
Knoll, Inc.	4,907	65,214
M&F Worldwide Corp.*	1,220	33,062
McGrath RentCorp	2,514	57,269
Metalico, Inc.*	4,142	16,485
Mine Safety Appliances Co.	54,891	1,360,199
Mobile Mini, Inc.*	3,754	61,115
Multi-Color Corp.	1,350	13,824
Rollins, Inc.	4,570	94,553
Schawk, Inc.	1,224	18,299
Standard Parking Corp.*	1,412	22,352
Standard Register Co.	2,740	8,604
Steelcase, Inc., Class A	7,646	59,256
Sykes Enterprises, Inc.*	4,201	59,780
Team, Inc.*	1,740	22,707
Tetra Tech, Inc.*	6,381	125,131
U.S. Ecology, Inc.	1,852	26,984
United Stationers, Inc.*	2,504	136,393
Viad Corp.	1,970	34,771
Waste Services, Inc.*	2,785	32,473

		6,630,076

Construction & Engineering (1.2%)
Argan, Inc.*	1,100	11,473
Comfort Systems USA, Inc.	4,027	38,901
Dycom Industries, Inc.*	4,027	34,431
EMCOR Group, Inc.*	75,110	1,740,299
Furmanite Corp.*	4,680	18,580
Granite Construction, Inc.	74,292	1,751,805
Great Lakes Dredge & Dock Corp.	5,759	34,554
Insituform Technologies, Inc., Class A*	4,135	84,685
Layne Christensen Co.*	2,069	50,215
MasTec, Inc.*	5,920	55,648
Michael Baker Corp.*	822	28,688
MYR Group, Inc.*	1,908	31,844
Northwest Pipe Co.*	800	15,200
Orion Marine Group, Inc.*	2,811	39,916
Pike Electric Corp.*	2,160	20,347
Primoris Services Corp.	2,195	13,828
Sterling Construction Co., Inc.*	1,729	22,373
Tutor Perini Corp.*	2,950	48,616

		4,041,403

Electrical Equipment (1.9%)
A123 Systems, Inc.*	7,472	70,461
Acuity Brands, Inc.	4,507	163,965
Advanced Battery Technologies, Inc.*	6,173	20,248
American Superconductor Corp.*	4,660	124,375
AZZ, Inc.	1,400	51,478
Baldor Electric Co.	4,916	177,369
Belden, Inc.	4,919	108,218
Brady Corp., Class A	70,110	1,747,141

	Number of Shares	Value (Note 1)

Broadwind Energy, Inc.*	9,090	$25,452
Capstone Turbine Corp.*	23,568	23,097
Encore Wire Corp.	2,180	39,654
Ener1, Inc.*	6,380	21,564
EnerSys*	4,971	106,230
Franklin Electric Co., Inc.	36,550	1,053,371
FuelCell Energy, Inc.*	6,230	7,351
Generac Holdings, Inc.*	1,991	27,894
GrafTech International Ltd.*	12,679	185,367
II-VI, Inc.*	2,636	78,105
LaBarge, Inc.*	1,710	19,511
LSI Industries, Inc.	1,300	6,344
Polypore International, Inc.*	2,319	52,734
Powell Industries, Inc.*	20,700	565,938
PowerSecure International, Inc.*	1,953	17,753
Preformed Line Products Co.	360	10,062
Roper Industries, Inc.	28,550	1,597,658
SatCon Technology Corp.*	7,808	22,331
UQM Technologies, Inc.*	3,428	11,621
Vicor Corp.*	2,410	30,101
Woodward Governor Co.	6,339	161,835

		6,527,228

Industrial Conglomerates (0.7%)
Carlisle Cos., Inc.	57,900	2,091,927
Otter Tail Corp.	3,430	66,302
Raven Industries, Inc.	1,704	57,442
Seaboard Corp.	34	51,340
Standex International Corp.	1,334	33,817
Tredegar Corp.	2,586	42,204
United Capital Corp.*	330	8,055

		2,351,087

Machinery (7.0%)
3D Systems Corp.*	2,130	26,732
Actuant Corp., Class A	6,930	130,492
Alamo Group, Inc.	703	15,255
Albany International Corp., Class A	3,010	48,732
Altra Holdings, Inc.*	2,884	37,550
American Railcar Industries, Inc.*	949	11,464
Ampco-Pittsburgh Corp.	875	18,226
ArvinMeritor, Inc.*	9,857	129,127
Astec Industries, Inc.*	56,399	1,563,944
Badger Meter, Inc.	1,450	56,101
Barnes Group, Inc.	5,200	85,228
Blount International, Inc.*	4,952	50,857
Briggs & Stratton Corp.	61,320	1,043,666
Cascade Corp.	953	33,936
Chart Industries, Inc.*	2,830	44,091
CIRCOR International, Inc.	22,044	563,886
CLARCOR, Inc.	5,314	188,753
CNH Global N.V.*	11,000	249,150
Colfax Corp.*	2,850	29,669
Columbus McKinnon Corp.*	2,260	31,572
Commercial Vehicle Group, Inc.*	2,519	25,719
Douglas Dynamics, Inc.*	957	11,006
Dynamic Materials Corp.	1,130	18,125
Energy Recovery, Inc.*	4,440	17,760
EnPro Industries, Inc.*	2,240	63,056
ESCO Technologies, Inc.	2,743	70,632
Federal Signal Corp.	5,930	35,817

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Flow International Corp.*	3,610	$8,520
Force Protection, Inc.*	6,576	26,962
FreightCar America, Inc.	1,470	33,251
Gardner Denver, Inc.	42,600	1,899,534
Gorman-Rupp Co.	1,308	32,765
Graco, Inc.	64,650	1,822,483
Graham Corp.	1,270	19,037
Greenbrier Cos., Inc.*	1,911	21,403
John Bean Technologies Corp.	3,200	48,800
Kadant, Inc.*	1,305	22,733
Kaydon Corp.	3,370	110,738
Kennametal, Inc.	80,000	2,034,400
L.B. Foster Co., Class A*	1,070	27,734
Lincoln Electric Holdings, Inc.	43,250	2,205,318
Lindsay Corp.	1,322	41,894
Lydall, Inc.*	1,528	11,674
Met-Pro Corp.	2,140	23,026
Middleby Corp.*	1,700	90,423
Miller Industries, Inc.	1,031	13,888
Mueller Industries, Inc.	79,533	1,956,512
Mueller Water Products, Inc., Class A	17,110	63,478
NACCO Industries, Inc., Class A	594	52,723
Nordson Corp.	48,532	2,721,675
Omega Flex, Inc.	540	7,873
PMFG, Inc.*	1,840	27,876
RBC Bearings, Inc.*	2,284	66,213
Robbins & Myers, Inc.	2,841	61,763
Sauer-Danfoss, Inc.*	1,500	18,330
Sun Hydraulics Corp.	1,344	31,530
Tecumseh Products Co., Class A*	2,048	22,774
Tennant Co.	1,998	67,572
Thermadyne Holdings Corp.*	743	8,032
Timken Co.	16,550	430,135
Titan International, Inc.	3,734	37,228
Trimas Corp.*	1,642	18,571
Trinity Industries, Inc.	138,500	2,454,220
Twin Disc, Inc.	938	10,656
Wabash National Corp.*	159,970	1,137,387
Watts Water Technologies, Inc., Class A	45,092	1,292,337
Xerium Technologies, Inc.*	700	9,884

		23,591,898

Marine (0.0%)
American Commercial Lines, Inc.*	1,085	24,423
Baltic Trading Ltd.*	1,416	16,100
Eagle Bulk Shipping, Inc.*	6,672	28,156
Excel Maritime Carriers Ltd.*	3,775	19,328
Genco Shipping & Trading Ltd.*	2,645	39,649
Horizon Lines, Inc., Class A	3,950	16,708
International Shipholding Corp.	780	17,261
Ultrapetrol Bahamas Ltd.*	2,525	10,984

		172,609

Professional Services (0.7%)
Acacia Research Corp.- Acacia Technologies*	3,489	49,649
Administaff, Inc.	46,370	1,120,299
Advisory Board Co.*	1,605	68,951
Barrett Business Services, Inc.	873	10,825

	Number of Shares	Value (Note 1)

CBIZ, Inc.*	5,480	$34,853
CDI Corp.	1,257	19,521
Corporate Executive Board Co.	3,400	89,318
CoStar Group, Inc.*	2,132	82,722
CRA International, Inc.*	1,139	21,447
Diamond Management & Technology Consultants, Inc.	2,445	25,208
Dolan Media Co.*	2,900	32,248
Exponent, Inc.*	1,510	49,407
Franklin Covey Co.*	1,800	11,700
GP Strategies Corp.*	2,200	15,972
Heidrick & Struggles International, Inc.	1,803	41,144
Hill International, Inc.*	3,490	14,169
Hudson Highland Group, Inc.*	2,968	13,059
Huron Consulting Group, Inc.*	2,247	43,614
ICF International, Inc.*	1,691	40,466
Kelly Services, Inc., Class A*	2,756	40,982
Kforce, Inc.*	3,136	39,984
Korn/Ferry International*	4,714	65,525
LECG Corp.*	2,087	5,426
Mistras Group, Inc.*	1,400	15,008
Navigant Consulting, Inc.*	4,885	50,706
On Assignment, Inc.*	3,170	15,945
Resources Connection, Inc.*	4,776	64,954
School Specialty, Inc.*	1,926	34,803
SFN Group, Inc.*	5,950	32,487
TrueBlue, Inc.*	4,360	48,788
Volt Information Sciences, Inc.*	1,600	13,440
VSE Corp.	440	14,001

		2,226,621

Road & Rail (0.8%)
Amerco, Inc.*	900	49,545
Arkansas Best Corp.	2,691	55,838
Avis Budget Group, Inc.*	10,502	103,130
Celadon Group, Inc.*	2,174	30,740
Dollar Thrifty Automotive Group, Inc.*	3,040	129,534
Genesee & Wyoming, Inc., Class A*	51,990	1,939,747
Heartland Express, Inc.	4,960	72,019
Knight Transportation, Inc.	6,360	128,726
Marten Transport Ltd.*	1,860	38,651
Old Dominion Freight Line, Inc.*	2,894	101,695
P.A.M. Transportation Services, Inc.*	338	5,080
Patriot Transportation Holding, Inc.*	180	14,564
RailAmerica, Inc.*	2,800	27,776
Roadrunner Transportation Systems, Inc.*	861	12,235
Saia, Inc.*	1,690	25,350
Universal Truckload Services, Inc.*	930	12,955
USA Truck, Inc.*	865	13,944
Werner Enterprises, Inc.	4,448	97,367

		2,858,896

Trading Companies & Distributors (0.5%)
Aceto Corp.	2,472	14,165
Aircastle Ltd.	5,121	40,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Applied Industrial Technologies, Inc.	36,220	$917,090
Beacon Roofing Supply, Inc.*	4,520	81,450
BlueLinx Holdings, Inc.*	400	1,052
CAI International, Inc.*	1,143	13,602
DXP Enterprises, Inc.*	882	13,803
H&E Equipment Services, Inc.*	3,230	24,193
Houston Wire & Cable Co.	1,550	16,817
Interline Brands, Inc.*	3,415	59,045
Kaman Corp.	2,910	64,369
Lawson Products, Inc.	390	6,622
RSC Holdings, Inc.*	4,610	28,444
Rush Enterprises, Inc., Class A*	3,110	41,550
TAL International Group, Inc.	1,724	38,738
Textainer Group Holdings Ltd.	1,071	25,854
Titan Machinery, Inc.*	1,344	17,647
United Rentals, Inc.*	6,100	56,852
Watsco, Inc.	2,850	165,072

		1,626,565

Total Industrials		64,375,792

Information Technology (6.9%)
Communications Equipment (0.8%)
Acme Packet, Inc.*	4,554	122,412
ADC Telecommunications, Inc.*	10,068	74,604
ADTRAN, Inc.	6,390	174,255
Anaren, Inc.*	1,527	22,813
Arris Group, Inc.*	13,220	134,712
Aruba Networks, Inc.*	7,577	107,896
Aviat Networks, Inc.*	7,160	25,991
Bel Fuse, Inc., Class B	1,280	21,133
BigBand Networks, Inc.*	4,900	14,798
Black Box Corp.	1,794	50,035
Blue Coat Systems, Inc.*	4,261	87,052
Calix, Inc.*	596	6,115
Comtech Telecommunications Corp.*	2,967	88,802
DG FastChannel, Inc.*	2,657	86,565
Digi International, Inc.*	3,100	25,637
EMS Technologies, Inc.*	1,647	24,738
Emulex Corp.*	8,542	78,416
Extreme Networks, Inc.*	8,260	22,302
Finisar Corp.*	7,749	115,460
Globecomm Systems, Inc.*	2,820	23,265
Harmonic, Inc.*	9,430	51,299
Hughes Communications, Inc.*	933	22,700
Infinera Corp.*	8,997	57,851
InterDigital, Inc.*	4,400	108,636
Ixia*	3,264	28,038
KVH Industries, Inc.*	1,300	16,146
Loral Space & Communications, Inc.*	1,138	48,615
Meru Networks, Inc.*	468	5,550
NETGEAR, Inc.*	3,711	66,204
Network Engines, Inc.*	3,351	9,081
Network Equipment Technologies, Inc.*	3,900	13,611
Occam Networks, Inc.*	986	5,482
Oclaro, Inc.*	5,081	56,348
Oplink Communications, Inc.*	2,216	31,755
Opnext, Inc.*	3,992	6,587

	Number of Shares	Value (Note 1)

Palm, Inc.*	18,120	$103,103
PC-Tel, Inc.*	2,290	11,542
Plantronics, Inc.	5,071	145,031
Powerwave Technologies, Inc.*	11,880	18,295
Riverbed Technology, Inc.*	6,537	180,552
SeaChange International, Inc.*	2,890	23,785
ShoreTel, Inc.*	5,400	25,056
Sonus Networks, Inc.*	21,794	59,062
Sycamore Networks, Inc.	1,997	33,190
Symmetricom, Inc.*	5,400	27,486
Tekelec*	7,005	92,746
UTStarcom, Inc.*	12,474	22,952
ViaSat, Inc.*	3,341	108,783

		2,686,487

Computers & Peripherals (0.3%)
3PAR, Inc.*	3,923	36,523
ADPT Corp.*	14,670	42,396
Avid Technology, Inc.*	2,953	37,592
Compellent Technologies, Inc.*	2,434	29,500
Cray, Inc.*	3,818	21,304
Diebold, Inc.	11,450	312,013
Electronics for Imaging, Inc.*	4,757	46,381
Hutchinson Technology, Inc.*	2,091	9,054
Hypercom Corp.*	4,401	20,421
Imation Corp.*	3,046	27,993
Immersion Corp.*	3,153	15,954
Intermec, Inc.*	5,110	52,377
Intevac, Inc.*	2,100	22,407
Isilon Systems, Inc.*	2,810	36,080
Netezza Corp.*	5,250	71,820
Novatel Wireless, Inc.*	3,078	17,668
Presstek, Inc.*	2,483	8,765
Quantum Corp.*	23,500	44,180
Rimage Corp.*	977	15,466
Silicon Graphics International Corp.*	3,570	25,276
STEC, Inc.*	4,206	52,827
Stratasys, Inc.*	2,205	54,155
Super Micro Computer, Inc.*	2,499	33,736
Synaptics, Inc.*	3,564	98,010
Xyratex Ltd.*	3,101	43,879

		1,175,777

Electronic Equipment, Instruments & Components (1.9%)
Agilysys, Inc.	2,080	13,915
Anixter International, Inc.*	2,938	125,159
Bell Microproducts, Inc.*	3,204	22,364
Benchmark Electronics, Inc.*	166,608	2,640,737
Brightpoint, Inc.*	6,987	48,909
Checkpoint Systems, Inc.*	4,128	71,662
Cogent, Inc.*	5,153	46,429
Cognex Corp.	3,910	68,738
Coherent, Inc.*	2,569	88,117
Comverge, Inc.*	2,600	23,296
CPI International, Inc.*	790	12,316
CTS Corp.	3,545	32,756
Daktronics, Inc.	3,541	26,557
DDi Corp.	1,588	11,958
DTS, Inc.*	1,826	60,021
Echelon Corp.*	3,020	22,137
Electro Rent Corp.	2,140	27,371

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Electro Scientific Industries, Inc.*	3,230	$43,153
FARO Technologies, Inc.*	1,679	31,414
Gerber Scientific, Inc.*	2,298	12,294
ICx Technologies, Inc.*	1,780	12,994
Insight Enterprises, Inc.*	4,866	64,037
IPG Photonics Corp.*	2,680	40,816
Keithley Instruments, Inc.	991	8,751
L-1 Identity Solutions, Inc.*	7,929	64,939
Littelfuse, Inc.*	2,258	71,375
Maxwell Technologies, Inc.*	2,648	30,187
Measurement Specialties, Inc.*	1,611	22,071
Mercury Computer Systems, Inc.*	2,540	29,794
Methode Electronics, Inc.	4,290	41,785
Microvision, Inc.*	10,620	31,435
MTS Systems Corp.	1,710	49,590
Multi-Fineline Electronix, Inc.*	1,220	30,451
Newport Corp.*	3,934	35,642
OSI Systems, Inc.*	1,652	45,876
Park Electrochemical Corp.	2,330	56,875
PC Connection, Inc.*	1,670	10,120
Plexus Corp.*	4,320	115,517
Power-One, Inc.*	6,223	42,005
RadiSys Corp.*	2,593	24,685
Richardson Electronics Ltd.	1,279	11,511
Rofin-Sinar Technologies, Inc.*	71,331	1,485,111
Rogers Corp.*	1,665	46,237
Sanmina-SCI Corp.*	8,180	111,330
Scansource, Inc.*	2,794	69,654
SMART Modular Technologies (WWH), Inc.*	5,318	31,110
Spectrum Control, Inc.*	1,366	19,097
SYNNEX Corp.*	2,218	56,825
Technitrol, Inc.	5,170	16,337
Tessco Technologies, Inc.	359	5,995
TTM Technologies, Inc.*	8,433	80,113
Universal Display Corp.*	3,070	55,199
X-Rite, Inc.*	4,200	15,498
Zygo Corp.*	1,970	15,977

		6,278,242

Internet Software & Services (0.6%)
Ancestry.com, Inc.*	1,935	34,095
Archipelago Learning, Inc.*	1,000	11,430
Art Technology Group, Inc.*	15,560	53,215
comScore, Inc.*	2,540	41,834
Constant Contact, Inc.*	2,932	62,540
DealerTrack Holdings, Inc.*	4,280	70,406
Dice Holdings, Inc.*	2,140	14,809
Digital River, Inc.*	4,216	100,805
DivX, Inc.*	3,461	26,511
EarthLink, Inc.	10,564	84,089
GSI Commerce, Inc.*	6,428	185,126
InfoSpace, Inc.*	4,120	30,982
Internap Network Services Corp.*	5,730	23,894
Internet Brands, Inc., Class A*	3,460	35,742
Internet Capital Group, Inc.*	3,996	30,370
j2 Global Communications, Inc.*	4,594	100,333
Keynote Systems, Inc.	1,720	15,514
KIT Digital, Inc.*	1,920	16,934
Knot, Inc.*	2,710	21,084
Limelight Networks, Inc.*	4,440	19,492
Liquidity Services, Inc.*	1,534	19,881

	Number of Shares	Value (Note 1)

LivePerson, Inc.*	5,000	$34,300
Local.com Corp.*	1,518	10,383
LogMeIn, Inc.*	1,517	39,791
LoopNet, Inc.*	2,081	25,659
Marchex, Inc., Class B	1,220	4,697
ModusLink Global Solutions, Inc.*	4,420	26,653
Move, Inc.*	17,990	36,879
NIC, Inc.	6,070	38,909
OpenTable, Inc.*	1,628	67,513
Openwave Systems, Inc.*	7,200	14,616
Perficient, Inc.*	2,549	22,712
QuinStreet, Inc.*	1,340	15,423
Rackspace Hosting, Inc.*	10,062	184,537
RealNetworks, Inc.*	9,720	32,076
Saba Software, Inc.*	2,890	14,883
SAVVIS, Inc.*	3,884	57,289
Stamps.com, Inc.*	1,019	10,445
support.com, Inc.*	4,839	20,130
TechTarget, Inc.*	2,010	10,814
Terremark Worldwide, Inc.*	5,730	44,751
Travelzoo, Inc.*	400	4,952
United Online, Inc.	8,290	47,750
ValueClick, Inc.*	8,140	87,017
Vocus, Inc.*	1,712	26,159
Zix Corp.*	5,000	11,300

		1,888,724

IT Services (0.6%)
Acxiom Corp.*	6,920	101,655
CACI International, Inc., Class A*	3,079	130,796
Cass Information Systems, Inc.	1,070	36,648
CIBER, Inc.*	6,050	16,759
Computer Task Group, Inc.*	1,742	11,253
CSG Systems International, Inc.*	3,470	63,605
Cybersource Corp.*	7,470	190,709
Echo Global Logistics, Inc.*	989	12,076
Euronet Worldwide, Inc.*	4,810	61,520
ExlService Holdings, Inc.*	1,820	31,249
Forrester Research, Inc.*	1,566	47,387
Global Cash Access Holdings, Inc.*	5,068	36,540
Hackett Group, Inc.*	3,469	9,748
Heartland Payment Systems, Inc.	4,200	62,328
iGATE Corp.	2,443	31,319
infoGROUP, Inc.*	4,170	33,277
Integral Systems, Inc.*	2,410	15,304
Lionbridge Technologies, Inc.*	6,414	29,312
ManTech International Corp., Class A*	2,262	96,293
MAXIMUS, Inc.	1,866	107,985
MoneyGram International, Inc.*	9,500	23,275
NCI, Inc., Class A*	708	15,987
Online Resources Corp.*	1,880	7,802
RightNow Technologies, Inc.*	2,070	32,478
Sapient Corp.	10,649	107,981
SRA International, Inc., Class A*	4,495	88,417
Syntel, Inc.	1,415	48,039
TeleTech Holdings, Inc.*	3,100	39,959
Tier Technologies, Inc., Class B*	1,581	9,612
TNS, Inc.*	2,850	49,704

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Unisys Corp.*	4,442	$82,133
VeriFone Systems, Inc.*	8,893	168,344
Virtusa Corp.*	1,940	18,100
Wright Express Corp.*	4,015	119,246

		1,936,840

Semiconductors & Semiconductor Equipment (1.5%)
Actel Corp.*	2,301	29,499
Advanced Analogic Technologies, Inc.*	4,686	14,948
Advanced Energy Industries, Inc.*	3,860	47,439
Alpha & Omega Semiconductor Ltd.*	393	5,427
Amkor Technology, Inc.*	10,920	60,169
ANADIGICS, Inc.*	7,560	32,962
Applied Micro Circuits Corp.*	6,996	73,318
ATMI, Inc.*	3,273	47,917
Axcelis Technologies, Inc.*	10,177	15,774
AXT, Inc.*	2,972	13,404
Brooks Automation, Inc.*	7,340	56,738
Cabot Microelectronics Corp.*	2,630	90,972
Cavium Networks, Inc.*	4,579	119,924
CEVA, Inc.*	2,131	26,851
Cirrus Logic, Inc.*	6,835	108,061
Cohu, Inc.	124,708	1,512,708
Conexant Systems, Inc.*	8,024	17,974
Cymer, Inc.*	3,163	95,017
Diodes, Inc.*	3,541	56,196
DSP Group, Inc.*	2,910	18,595
Energy Conversion Devices, Inc.*	5,456	22,370
Entegris, Inc.*	13,150	52,206
Entropic Communications, Inc.*	5,777	36,626
Evergreen Solar, Inc.*	23,030	15,706
Exar Corp.*	4,580	31,739
FEI Co.*	3,963	78,111
FormFactor, Inc.*	4,910	53,028
FSI International, Inc.*	3,236	13,559
GSI Technology, Inc.*	2,063	11,800
GT Solar International, Inc.*	6,151	34,446
Hittite Microwave Corp.*	2,803	125,406
Ikanos Communications, Inc.*	2,821	4,542
Integrated Device Technology, Inc.*	16,711	82,719
Integrated Silicon Solution, Inc.*	2,557	19,280
IXYS Corp.*	3,040	26,874
Kopin Corp.*	6,190	20,984
Kulicke & Soffa Industries, Inc.*	7,352	51,611
Lattice Semiconductor Corp.*	12,328	53,504
LTX-Credence Corp.*	15,109	42,759
Mattson Technology, Inc.*	4,838	18,336
MaxLinear, Inc., Class A*	636	8,891
Micrel, Inc.	5,133	52,254
Microsemi Corp.*	8,513	124,545
Microtune, Inc.*	7,370	15,698
MIPS Technologies, Inc.*	4,815	24,605
MKS Instruments, Inc.*	5,136	96,146
Monolithic Power Systems, Inc.*	3,396	60,653
MoSys, Inc.*	2,361	10,436
Nanometrics, Inc.*	1,743	17,587
Netlogic Microsystems, Inc.*	6,503	176,882
NVE Corp.*	590	25,683

	Number of Shares	Value (Note 1)

OmniVision Technologies, Inc.*	5,589	$119,828
PDF Solutions, Inc.*	1,903	9,134
Pericom Semiconductor Corp.*	3,170	30,432
Photronics, Inc.*	5,834	26,370
PLX Technology, Inc.*	3,160	13,240
Power Integrations, Inc.	2,530	81,453
RF Micro Devices, Inc.*	29,032	113,515
Rubicon Technology, Inc.*	1,475	43,940
Rudolph Technologies, Inc.*	3,411	25,753
Semtech Corp.*	6,404	104,834
Sigma Designs, Inc.*	3,620	36,236
Silicon Image, Inc.*	8,024	28,164
Spansion, Inc., Class A*	1,180	19,246
Standard Microsystems Corp.*	2,262	52,659
Supertex, Inc.*	1,040	25,646
Tessera Technologies, Inc.*	5,402	86,702
Trident Microsystems, Inc.*	8,710	12,368
TriQuint Semiconductor, Inc.*	16,002	97,772
Ultra Clean Holdings, Inc.*	2,077	17,696
Ultratech, Inc.*	2,467	40,138
Veeco Instruments, Inc.*	4,233	145,107
Virage Logic Corp.*	2,280	27,109
Volterra Semiconductor Corp.*	2,551	58,826
Zoran Corp.*	5,456	52,050

		5,121,097

Software (1.2%)
ACI Worldwide, Inc.*	3,390	66,003
Actuate Corp.*	5,750	25,587
Advent Software, Inc.*	1,730	81,241
American Software, Inc., Class A	3,330	15,385
ArcSight, Inc.*	2,532	56,691
Ariba, Inc.*	9,320	148,468
Aspen Technology, Inc.*	6,401	69,707
Blackbaud, Inc.	4,900	106,673
Blackboard, Inc.*	3,549	132,484
Bottomline Technologies, Inc.*	2,885	37,592
CDC Corp., Class A*	9,545	19,854
CommVault Systems, Inc.*	4,469	100,553
Concur Technologies, Inc.*	4,120	175,842
Deltek, Inc.*	2,490	20,767
DemandTec, Inc.*	1,690	11,407
Digimarc Corp.*	550	10,313
Double-Take Software, Inc.*	2,094	21,966
Ebix, Inc.*	2,630	41,238
Epicor Software Corp.*	5,560	44,424
EPIQ Systems, Inc.*	3,428	44,324
ePlus, Inc.*	600	10,500
Fair Isaac Corp.	4,802	104,636
FalconStor Software, Inc.*	2,470	6,521
Fortinet, Inc.*	4,094	67,305
Interactive Intelligence, Inc.*	1,422	23,363
Jack Henry & Associates, Inc.	8,671	207,063
JDA Software Group, Inc.*	4,301	94,536
Kenexa Corp.*	2,160	25,920
Lawson Software, Inc.*	14,399	105,113
Magma Design Automation, Inc.*	5,000	14,200
Manhattan Associates, Inc.*	2,270	62,539
Mentor Graphics Corp.*	11,185	98,987
MicroStrategy, Inc., Class A*	980	73,588
Monotype Imaging Holdings, Inc.*	2,740	24,687

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

NetScout Systems, Inc.*	3,112	$44,253
NetSuite, Inc.*	2,040	25,786
Opnet Technologies, Inc.	1,447	21,256
Parametric Technology Corp.*	11,954	187,319
Pegasystems, Inc.	1,654	53,110
Progress Software Corp.*	4,270	128,228
PROS Holdings, Inc.*	1,902	12,363
QAD, Inc.*	2,190	9,045
Quest Software, Inc.*	6,161	111,144
Radiant Systems, Inc.*	2,970	42,946
Renaissance Learning, Inc.	1,296	19,038
Rosetta Stone, Inc.*	1,039	23,855
S1 Corp.*	4,690	28,187
Smith Micro Software, Inc.*	3,380	32,144
SolarWinds, Inc.*	3,615	57,985
Sonic Solutions, Inc.*	2,566	21,426
SonicWALL, Inc.*	5,685	66,799
Sourcefire, Inc.*	2,834	53,846
SRS Labs, Inc.*	1,800	16,470
SS&C Technologies Holdings, Inc.*	1,058	16,960
SuccessFactors, Inc.*	6,532	135,800
Symyx Technologies, Inc.*	3,050	15,281
Synchronoss Technologies, Inc.*	2,190	41,544
Take-Two Interactive Software, Inc.*	7,463	67,167
Taleo Corp., Class A*	4,250	103,232
TeleCommunication Systems, Inc., Class A*	4,943	20,464
THQ, Inc.*	7,760	33,523
TIBCO Software, Inc.*	17,077	205,949
TiVo, Inc.*	11,895	87,785
Tyler Technologies, Inc.*	3,295	51,138
Ultimate Software Group, Inc.*	2,610	85,765
Unica Corp.*	2,020	19,352
VASCO Data Security International, Inc.*	3,430	21,163
VirnetX Holding Corp.	3,302	19,548
Wave Systems Corp., Class A*	8,239	26,694
Websense, Inc.*	4,440	83,916

		4,139,958

Total Information Technology		23,227,125

Materials (5.6%)
Chemicals (2.6%)
A. Schulman, Inc.	3,266	61,923
American Vanguard Corp.	2,560	20,301
Arch Chemicals, Inc.	2,440	75,006
Balchem Corp.	2,940	73,500
Cabot Corp.	59,000	1,422,490
Calgon Carbon Corp.*	6,130	81,161
Ferro Corp.*	8,925	65,777
Georgia Gulf Corp.*	3,469	46,277
H.B. Fuller Co.	5,110	97,039
Hawkins, Inc.	892	21,479
Innophos Holdings, Inc.	2,195	57,246
KMG Chemicals, Inc.	522	7,496
Koppers Holdings, Inc.	2,157	48,489
Kraton Performance Polymers, Inc.*	1,211	22,755
Landec Corp.*	2,663	15,685

	Number of Shares	Value (Note 1)

LSB Industries, Inc.*	1,540	$20,498
Minerals Technologies, Inc.	1,900	90,326
NewMarket Corp.	1,086	94,830
NL Industries, Inc.	1,200	7,320
Olin Corp.	8,304	150,219
OM Group, Inc.*	3,219	76,805
Omnova Solutions, Inc.*	5,100	39,831
PolyOne Corp.*	9,390	79,064
Quaker Chemical Corp.	1,203	32,589
Rockwood Holdings, Inc.*	5,386	122,208
RPM International, Inc.	119,850	2,138,124
Senomyx, Inc.*	3,640	13,796
Sensient Technologies Corp.	39,440	1,022,679
Solutia, Inc.*	12,698	166,344
Spartech Corp.*	3,365	34,491
Stepan Co.	799	54,676
STR Holdings, Inc.*	2,899	54,501
TPC Group, Inc.*	703	11,670
W.R. Grace & Co.*	7,530	158,431
Westlake Chemical Corp.	118,827	2,206,617
Zep, Inc.	2,296	40,042
Zoltek Cos., Inc.*	2,540	21,514

		8,753,199

Construction Materials (0.0%)
Headwaters, Inc.*	7,070	20,079
Texas Industries, Inc.	2,197	64,899
United States Lime & Minerals, Inc.*	320	12,327

		97,305

Containers & Packaging (0.5%)
AEP Industries, Inc.*	450	10,746
AptarGroup, Inc.	30,750	1,162,965
Boise, Inc.*	7,244	39,770
Graham Packaging Co., Inc.*	2,068	24,754
Graphic Packaging Holding Co.*	13,090	41,234
Myers Industries, Inc.	3,790	30,661
Rock-Tenn Co., Class A	3,981	197,736
Silgan Holdings, Inc.	5,480	155,522

		1,663,388

Metals & Mining (2.1%)
A.M. Castle & Co.*	1,797	24,960
Allied Nevada Gold Corp.*	6,656	130,990
AMCOL International Corp.	2,670	62,745
Brush Engineered Materials, Inc.*	2,126	42,477
Capital Gold Corp.*	4,540	18,160
Century Aluminum Co.*	6,756	59,655
Coeur d’Alene Mines Corp.*	9,164	144,608
General Moly, Inc.*	7,256	22,348
Globe Specialty Metals, Inc.*	6,309	65,172
Golden Star Resources Ltd.*	26,529	116,197
Haynes International, Inc.	1,420	43,779
Hecla Mining Co.*	25,264	131,878
Horsehead Holding Corp.*	4,970	37,573
Jaguar Mining, Inc.*	8,650	76,380
Kaiser Aluminum Corp.	1,493	51,762
Metals USA Holdings Corp.*	1,045	15,623
Noranda Aluminium Holding Corp.*	938	6,031
Olympic Steel, Inc.	991	22,763

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Reliance Steel & Aluminum Co.	80,000	$2,892,000
RTI International Metals, Inc.*	3,169	76,405
Steel Dynamics, Inc.	185,000	2,440,150
Stillwater Mining Co.*	4,637	53,882
Thompson Creek Metals Co., Inc.*	14,383	124,844
U.S. Energy Corp. Wyoming*	2,442	11,600
U.S. Gold Corp.*	9,388	47,034
United States Steel Corp.	6,900	265,995
Universal Stainless & Alloy Products, Inc.*	739	11,817
Worthington Industries, Inc.	6,374	81,970

		7,078,798

Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.*	3,810	37,909
Clearwater Paper Corp.*	1,176	64,398
Deltic Timber Corp.	1,120	46,816
KapStone Paper and Packaging Corp.*	3,860	43,000
Louisiana-Pacific Corp.*	13,260	88,709
Neenah Paper, Inc.	1,572	28,768
P.H. Glatfelter Co.	72,073	781,992
Schweitzer-Mauduit International, Inc.	1,920	96,864
Wausau Paper Corp.*	5,140	34,798

		1,223,254

Total Materials		18,815,944

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
AboveNet, Inc.*	2,332	110,024
Alaska Communications Systems Group, Inc.	4,589	38,961
Atlantic Tele-Network, Inc.	977	40,350
Cbeyond, Inc.*	2,689	33,612
Cincinnati Bell, Inc.*	21,520	64,775
Cogent Communications Group, Inc.*	4,300	32,594
Consolidated Communications Holdings, Inc.	2,452	41,709
General Communication, Inc., Class A*	5,410	41,062
Global Crossing Ltd.*	3,460	36,572
Globalstar, Inc.*	6,378	9,822
IDT Corp., Class B*	1,345	17,149
Iridium Communications, Inc.*	3,505	35,190
Neutral Tandem, Inc.*	3,349	37,676
PAETEC Holding Corp.*	13,632	46,485
Premiere Global Services, Inc.*	6,286	39,853
Vonage Holdings Corp.*	10,692	24,592

		650,426

Wireless Telecommunication Services (0.1%)
FiberTower Corp.*	4,415	20,839
ICO Global Communications Holdings Ltd.*	8,980	14,458
NTELOS Holdings Corp.	3,230	55,556
Shenandoah Telecommunications Co.	2,511	44,545
Syniverse Holdings, Inc.*	7,510	153,580

	Number of Shares	Value (Note 1)

USA Mobility, Inc.	1,923	$24,845

		313,823

Total Telecommunication Services		964,249

Utilities (2.7%)
Electric Utilities (1.4%)
Allete, Inc.	3,170	108,541
Central Vermont Public Service Corp.	1,151	22,721
Cleco Corp.	6,230	164,534
El Paso Electric Co.*	4,490	86,881
Empire District Electric Co.	3,760	70,575
IDACORP, Inc.	5,130	170,675
MGE Energy, Inc.	2,330	83,973
NV Energy, Inc.	191,600	2,262,796
PNM Resources, Inc.	126,634	1,415,768
Portland General Electric Co.	8,260	151,406
UIL Holdings Corp.	3,080	77,092
UniSource Energy Corp.	3,910	118,004
Unitil Corp.	650	13,592

		4,746,558

Gas Utilities (1.0%)
Atmos Energy Corp.	22,150	598,936
Chesapeake Utilities Corp.	1,185	37,209
Energen Corp.	35,900	1,591,447
Laclede Group, Inc.	2,550	84,482
New Jersey Resources Corp.	4,320	152,064
Nicor, Inc.	4,687	189,823
Northwest Natural Gas Co.	2,950	128,532
Piedmont Natural Gas Co., Inc.	7,770	196,581
South Jersey Industries, Inc.	3,017	129,610
Southwest Gas Corp.	4,500	132,750
WGL Holdings, Inc.	5,500	187,165

		3,428,599

Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc.*	10,549	40,614

Multi-Utilities (0.2%)
Avista Corp.	6,100	119,133
Black Hills Corp.	3,970	113,026
CH Energy Group, Inc.	1,820	71,417
NorthWestern Corp.	3,610	94,582

		398,158

Water Utilities (0.1%)
American States Water Co.	1,749	57,962
Artesian Resources Corp., Class A	300	5,538
Cadiz, Inc.*	1,040	12,553
California Water Service Group	1,950	69,615
Connecticut Water Service, Inc.	1,170	24,593
Consolidated Water Co., Ltd.	1,150	13,087
Middlesex Water Co.	1,800	28,530
SJW Corp.	1,580	37,035
Southwest Water Co.	2,940	30,811
York Water Co.	900	12,780

		292,504

Total Utilities		8,906,433

Total Common Stocks (77.5%) (Cost $257,468,250)		261,111,259

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Investment Companies(0.0%)
Kayne Anderson Energy Development Co.	780	$11,833
THL Credit, Inc.*	707	8,130

Total Investment Companies (0.0%) (Cost $19,251)		19,963

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (19.4%)
BlackRock Liquidity Funds TempFund 0.16%‡	$65,250,537	$65,250,537

	Principal Amount	Value (Note 1)

Time Deposit (1.9%)
JPMorgan Chase Nassau 0.000%, 7/1/10	$6,486,509	$6,486,509

Total Short-Term Investments (21.3%) (Amortized Cost $71,737,046)		71,737,046

Total Investments (98.8%) (Cost/Amortized Cost $329,224,547)		332,868,268
Other Assets Less Liabilities (1.2%)		3,991,362

Net Assets (100%)		$336,859,630

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$90,386,982	$25,136,445	$65,250,537	$11,975	$—

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	1,180	September-10	$72,746,069	$71,720,400	$(1,025,669)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$45,545,550	$—	$—	$45,545,550
Consumer Staples	5,828,584	4,572	—	5,833,156
Energy	24,046,925	—	—	24,046,925
Financials	46,534,184	—	—	46,534,184
Health Care	22,861,901	—	—	22,861,901
Industrials	64,359,645	16,147	—	64,375,792
Information Technology	23,227,125	—	—	23,227,125
Materials	18,815,944	—	—	18,815,944
Telecommunication Services	964,249	—	—	964,249
Utilities	8,906,433	—	—	8,906,433
Investment Companies
Investment Companies	19,963	—	—	19,963
Short-Term Investments	—	71,737,046	—	71,737,046

Total Assets	$261,110,503	$71,757,765	$—	$332,868,268

Liabilities:
Futures	$(1,025,669)	$—	$—	$(1,025,669)

Total Liabilities	$(1,025,669)	$—	$—	$(1,025,669)

Total	$260,084,834	$71,757,765	$—	$331,842,599

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(1,025,669	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(1,025,669)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(9,190,563)	—	—	(9,190,563)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(9,190,563)	$—	$—	$(9,190,563)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,159,573)	—	—	(1,159,573)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,159,573)	$—	$—	$(1,159,573)

The Portfolio held futures contracts with an average notional balance of approximately $42,751,000 during the six months ended June 30, 2010.

^ This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$40,174,598
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$109,740,872

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,279,673
Aggregate gross unrealized depreciation	(28,399,890)

Net unrealized appreciation	$2,879,783

Federal income tax cost of investments	$329,988,485

The Portfolio has a net capital loss carryforward of $210,435,931 of which $22,248,489 expires in the year 2016, and $188,187,442 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $65,250,537)	$65,250,537
Unaffiliated Issuers (Cost $263,974,010)	267,617,731
Cash	2,235
Cash held as collateral at broker	7,020,000
Dividends, interest and other receivables	252,160
Receivable from Separate Accounts for Trust shares sold	28,154
Receivable from investment sub-advisor	5,164
Other assets	3,290

Total assets	340,179,271

LIABILITIES
Payable for securities purchased	1,967,342
Variation margin payable on futures contracts	639,553
Payable to Separate Accounts for Trust shares redeemed	337,645
Investment management fees payable	205,563
Administrative fees payable	52,787
Distribution fees payable - Class IB	24,245
Trustees’ fees payable	586
Accrued expenses	91,920

Total liabilities	3,319,641

NET ASSETS	$336,859,630

Net assets were comprised of:
Paid in capital	$530,665,748
Accumulated undistributed net investment income (loss)	598,836
Accumulated undistributed net realized gains (losses) on investments and futures	(197,023,006)
Net unrealized appreciation (depreciation) on investments and futures	2,618,052

Net assets	$336,859,630

Class IA
Net asset value, offering and redemption price per share, $225,793,424 / 28,758,813 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.85

Class IB
Net asset value, offering and redemption price per share, $111,066,206 / 14,148,348 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.85

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends ($11,975 of dividend income received from affiliates)	$2,383,780
Interest	729

Total income	2,384,509

EXPENSES
Investment management fees	1,282,472
Administrative fees	326,884
Distribution fees - Class IB	152,124
Custodian fees	30,495
Printing and mailing expenses	21,659
Professional fees	19,744
Trustees’ fees	4,286
Miscellaneous	6,179

Gross expenses	1,843,843
Less: Reimbursement from sub-advisor	(5,164)

Net expenses	1,838,679

NET INVESTMENT INCOME (LOSS)	545,830

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	23,466,341
Futures	(9,190,563)

Net realized gain (loss)	14,275,778

Change in unrealized appreciation (depreciation) on:
Securities	(30,997,008)
Futures	(1,159,573)

Net change in unrealized appreciation (depreciation)	(32,156,581)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(17,880,803)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(17,334,973)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$545,830	$3,483,351
Net realized gain (loss) on investments and futures	14,275,778	(187,092,725)
Net change in unrealized appreciation (depreciation) on investments and futures	(32,156,581)	229,339,443

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(17,334,973)	45,730,069

DIVIDENDS:
Dividends from net investment income
Class IA	—	(2,551,442)
Class IB	—	(955,721)

TOTAL DIVIDENDS	—	(3,507,163)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [912,425 and 4,276,379 shares, respectively]	7,712,044	25,921,207
Capital shares issued in reinvestment of dividends [0 and 318,433 shares, respectively]	—	2,551,442
Capital shares repurchased [(658,147) and (20,309,193) shares, respectively]	(5,630,974)	(99,456,561)

Total Class IA transactions	2,081,070	(70,983,912)

Class IB
Capital shares sold [3,000,431 and 7,142,859 shares, respectively]	26,527,518	47,993,362
Capital shares issued in reinvestment of dividends [0 and 119,251 shares, respectively]	—	955,721
Capital shares repurchased [(2,798,770) and (6,311,315) shares, respectively]	(24,077,069)	(41,449,018)

Total Class IB transactions	2,450,449	7,500,065

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,531,519	(63,483,847)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,803,454)	(21,260,941)
NET ASSETS:
Beginning of period	349,663,084	370,924,025

End of period (a)	$336,859,630	$349,663,084

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$598,836	$53,006

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,			September 15, 2006* to December 31, 2006
Class IA		2009	2008	2007
Net asset value, beginning of period	$8.23	$6.48	$9.84	$10.85	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.08 (e)	0.11 (e)	0.12 (e)	0.03	(e)
Net realized and unrealized gain (loss) on investments and futures	(0.40)	1.76	(3.39)	(1.03)	0.84

Total from investment operations	(0.38)	1.84	(3.28)	(0.91)	0.87

Less distributions:
Dividends from net investment income	—	(0.09)	(0.08)	(0.07)	(0.02)
Distributions from net realized gains	—	—	—	(0.03)	—

Total dividends and distributions	—	(0.09)	(0.08)	(0.10)	(0.02)

Net asset value, end of period	$7.85	$8.23	$6.48	$9.84	$10.85

Total return (b)	(4.62)%	28.44%	(33.28)%	(8.39)%	8.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$225,793	$234,697	$286,642	$246,846	$2,287
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.92%	0.96%	1.05%	1.05%	1.05%
After waivers, reimbursements and fees paid indirectly (a)	0.92%	0.75%	1.05%	1.05%	1.05%
Before waivers, reimbursements and fees paid indirectly (a)	0.92%	0.97%	1.08%	1.08%	2.90	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.38%	1.00%	1.26%	1.12%	1.07%
After waivers, reimbursements and fees paid indirectly (a)	0.38%	1.21%	1.26%	1.12%	1.07%
Before waivers, reimbursements and fees paid indirectly (a)	0.38%	0.98%	1.23%	1.09%	(1.45)%
Portfolio turnover rate	12%	57%	30%	3%	0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,					September 15, 2006* to December 31, 2006
Class IB		2009		2008	2007
Net asset value, beginning of period	$8.24	$6.49		$9.84	$10.85		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.07	(e)	0.09 (e)	0.09	(e)	0.02	(e)
Net realized and unrealized gain (loss) on investments and futures	(0.40)	1.75		(3.37)	(1.03)		0.85

Total from investment operations	(0.39)	1.82		(3.28)	(0.94)		0.87

Less distributions:
Dividends from net investment income	—	(0.07)		(0.07)	(0.04)		(0.02)
Distributions from net realized gains	—	—		—	(0.03)		—

Total dividends and distributions	—	(0.07)		(0.07)	(0.07)		(0.02)

Net asset value, end of period	$7.85	$8.24		$6.49	$9.84		$10.85

Total return (b)	(4.73)%	28.07%		(33.35)%	(8.63)%		8.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$111,066	$114,966		$84,282	$67,492		$19,238
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.17%	1.21	%(c)	1.30%	1.30%		1.30%
After waivers, reimbursements and fees paid indirectly (a)	1.17%	0.97%		1.30%	1.30%		1.30%
Before waivers, reimbursements and fees paid indirectly (a)	1.17%	1.22	%(c)	1.33%	1.33	%(c)	3.15	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.13%	0.73%		1.02%	0.78%		0.66%
After waivers, reimbursements and fees paid indirectly (a)	0.13%	0.96%		1.02%	0.78%		0.66%
Before waivers, reimbursements and fees paid indirectly (a)	0.13%	0.72%		0.99%	0.73%		(1.07)%
Portfolio turnover rate	12%	57%		30%	3%		0%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Financials	20.4%
Information Technology	15.0
Energy	15.0
Consumer Staples	11.5
Industrials	10.8
Health Care	7.3
Consumer Discretionary	7.1
Telecommunication Services	6.1
Materials	4.0
Utilities	2.6
Cash and Other	0.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$917.90	$3.38
Hypothetical (5% average return before expenses)	1,000.00	1,021.27	3.56
Class IB
Actual	1,000.00	916.50	4.56
Hypothetical (5% average return before expenses)	1,000.00	1,020.03	4.81

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.71% and 0.96%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.1%)
Media (7.1%)
Comcast Corp., Class A	1,380,600	$22,683,258
Time Warner, Inc.	960,670	27,772,970
Viacom, Inc., Class B	1,421,300	44,586,181
Walt Disney Co.	740,700	23,332,050

Total Consumer Discretionary		118,374,459

Consumer Staples (11.5%)
Food & Staples Retailing (1.2%)
Kroger Co.	997,000	19,630,930

Food Products (7.7%)
General Mills, Inc.	749,900	26,636,448
Kraft Foods, Inc., Class A	1,789,129	50,095,612
Unilever N.V. (N.Y. Shares)	1,885,400	51,509,128

		128,241,188

Household Products (2.6%)
Kimberly-Clark Corp.	725,220	43,970,089

Total Consumer Staples		191,842,207

Energy (15.0%)
Energy Equipment & Services (4.7%)
Halliburton Co.	2,129,000	52,266,950
Noble Corp.*	836,200	25,846,942

		78,113,892

Oil, Gas & Consumable Fuels (10.3%)
Chevron Corp.	288,200	19,557,252
Devon Energy Corp.	383,700	23,375,004
Exxon Mobil Corp.	1,109,390	63,312,887
Hess Corp.	427,200	21,505,248
Marathon Oil Corp.	334,400	10,396,496
Occidental Petroleum Corp.	95,500	7,367,825
Peabody Energy Corp.	695,500	27,214,915

		172,729,627

Total Energy		250,843,519

Financials (20.4%)
Capital Markets (2.9%)
Bank of New York Mellon Corp.	812,978	20,072,427
Morgan Stanley	1,219,700	28,309,237

		48,381,664

Commercial Banks (1.6%)
U.S. Bancorp	426,400	9,530,040
Wells Fargo & Co.	653,100	16,719,360

		26,249,400

Diversified Financial Services (7.5%)
Bank of America Corp.	2,807,489	40,343,617
Citigroup, Inc.*	7,946,400	29,878,464
JPMorgan Chase & Co.	1,502,290	54,998,837

		125,220,918

Insurance (8.4%)
ACE Ltd.	593,900	30,573,972

	Number of Shares	Value (Note 1)

Hartford Financial Services Group, Inc.	221,200	$4,895,156
MetLife, Inc.	656,817	24,801,410
Prudential Financial, Inc.	326,165	17,502,014
Travelers Cos., Inc.	1,260,338	62,071,646

		139,844,198

Total Financials		339,696,180

Health Care (7.3%)
Health Care Equipment & Supplies (0.4%)
Covidien plc	169,850	6,824,573

Health Care Providers & Services (1.4%)
UnitedHealth Group, Inc.	834,700	23,705,480

Pharmaceuticals (5.5%)
Bristol-Myers Squibb Co.	231,400	5,771,116
Eli Lilly and Co.	507,600	17,004,600
Johnson & Johnson	221,000	13,052,260
Merck & Co., Inc.	870,611	30,445,267
Pfizer, Inc.	1,806,941	25,766,978

		92,040,221

Total Health Care		122,570,274

Industrials (10.8%)
Aerospace & Defense (4.7%)
Honeywell International, Inc.	655,700	25,591,971
Northrop Grumman Corp.	384,100	20,910,404
Raytheon Co.	666,877	32,270,178

		78,772,553

Construction & Engineering (1.6%)
Fluor Corp.	631,000	26,817,500

Industrial Conglomerates (3.8%)
General Electric Co.	2,481,500	35,783,230
Tyco International Ltd.	766,350	26,998,511

		62,781,741

Machinery (0.7%)
Deere & Co.	198,600	11,058,048

Total Industrials		179,429,842

Information Technology (15.0%)
Computers & Peripherals (1.6%)
Hewlett-Packard Co.	605,613	26,210,931

IT Services (4.5%)
International Business Machines Corp.	508,260	62,759,945
Western Union Co.	843,300	12,573,603

		75,333,548

Office Electronics (0.9%)
Xerox Corp.	2,002,487	16,099,995

Semiconductors & Semiconductor Equipment (6.0%)
Intel Corp.	1,496,500	29,106,925
Lam Research Corp.*	581,600	22,135,696
LSI Corp.*	10,653,701	49,007,024

		100,249,645

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Software (2.0%)
Microsoft Corp.	1,440,300	$33,141,303

Total Information Technology		251,035,422

Materials (4.0%)
Chemicals (1.5%)
E.I. du Pont de Nemours & Co.	704,950	24,384,220

Metals & Mining (2.5%)
Alcoa, Inc.	2,126,400	21,391,584
Nucor Corp.	341,000	13,053,480
United States Steel Corp.	200,300	7,721,565

		42,166,629

Total Materials		66,550,849

Telecommunication Services (6.1%)
Diversified Telecommunication Services (5.2%)
AT&T, Inc.	654,258	15,826,501
Qwest Communications International, Inc.	9,821,500	51,562,875
Verizon Communications, Inc.	698,000	19,557,960

		86,947,336

	Number of Shares	Value (Note 1)

Wireless Telecommunication Services (0.9%)
Sprint Nextel Corp.*	3,367,000	$14,276,080

Total Telecommunication Services		101,223,416

Utilities (2.6%)
Electric Utilities (1.4%)
Southern Co.	700,700	23,319,296

Multi-Utilities (1.2%)
Dominion Resources, Inc.	538,020	20,842,895

Total Utilities		44,162,191

Total Investments (99.8%) (Cost $1,627,929,354)		1,665,728,359
Other Assets Less Liabilities (0.2%)		2,972,476

Net Assets (100%)		$1,668,700,835

*	Non-income producing.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$118,374,459	$–	$–	$118,374,459
Consumer Staples	191,842,207	–	–	191,842,207
Energy	250,843,519	–	–	250,843,519
Financials	339,696,180	–	–	339,696,180
Health Care	122,570,274	–	–	122,570,274
Industrials	179,429,842	–	–	179,429,842
Information Technology	251,035,422	–	–	251,035,422
Materials	66,550,849	–	–	66,550,849
Telecommunication Services	101,223,416	–	–	101,223,416
Utilities	44,162,191	–	–	44,162,191

Total Assets	$1,665,728,359	$–	$–	$1,665,728,359

Total Liabilities	$–	$–	$–	$–

Total	$1,665,728,359	$–	$–	$1,665,728,359

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$571,489,395
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$512,331,986

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(150,189,414)

Net unrealized depreciation	$(150,189,414)

Federal income tax cost of investments	$1,815,917,773

For the six months ended June 30, 2010, the Portfolio incurred approximately $1,800 as brokerage commissions with Keefe, Bruyette & Woods, Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,282,193,580 of which $265,431,085 expires in the year 2016 and $1,016,762,495 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $1,627,929,354)	$1,665,728,359
Receivable for securities sold	9,944,048
Dividends, interest and other receivables	2,293,281
Receivable from Separate Accounts for Trust shares sold	707,454
Other assets	30,652

Total assets	1,678,703,794

LIABILITIES
Overdraft payable	4,654,309
Payable for securities purchased	2,609,090
Payable to Separate Accounts for Trust shares redeemed	1,293,340
Investment management fees payable	834,378
Distribution fees payable - Class IB	271,639
Administrative fees payable	149,872
Trustees’ fees payable	3,646
Accrued expenses	186,685

Total liabilities	10,002,959

NET ASSETS	$1,668,700,835

Net assets were comprised of:
Paid in capital	$3,037,122,195
Accumulated undistributed net investment income (loss)	12,209,855
Accumulated undistributed net realized gain (loss) on investments	(1,418,430,220)
Unrealized appreciation (depreciation) on investments	37,799,005

Net assets	$1,668,700,835

Class IA
Net asset value, offering and redemption price per share, $410,903,089 / 36,380,695 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.29

Class IB
Net asset value, offering and redemption price per share, $1,257,797,746 / 111,218,067 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.31

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$20,324,700
Securities lending (net)	2,603

Total income	20,327,303

EXPENSES
Investment management fees	5,261,486
Distribution fees - Class IB	1,712,012
Administrative fees	948,941
Printing and mailing expenses	107,251
Professional fees	34,732
Custodian fees	30,249
Trustees’ fees	21,481
Miscellaneous	24,989

Gross expenses	8,141,141
Less: Fees paid indirectly	(20,620)

Net expenses	8,120,521

NET INVESTMENT INCOME (LOSS)	12,206,782

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	51,751,777
Net change in unrealized appreciation (depreciation) on securities	(215,922,896)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(164,171,119)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(151,964,337)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,206,782	$38,389,280
Net realized gain (loss) on investments	51,751,777	(1,064,221,917)
Net change in unrealized appreciation (depreciation) on investments	(215,922,896)	1,313,513,979

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(151,964,337)	287,681,342

DIVIDENDS:
Dividends from net investment income
Class IA	—	(11,317,692)
Class IB	—	(29,578,763)

TOTAL DIVIDENDS	—	(40,896,455)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [1,841,119 and 12,000,799 shares, respectively]	22,694,738	115,210,575
Capital shares issued in reinvestment of dividends [0 and 946,591 shares, respectively]	—	11,317,692
Capital shares repurchased [(2,449,317) and (177,545,856) shares, respectively]	(30,358,047)	(1,591,140,903)

Total Class IA transactions	(7,663,309)	(1,464,612,636)

Class IB
Capital shares sold [9,648,557 and 19,255,914 shares, respectively]	120,992,917	201,560,677
Capital shares issued in reinvestment of dividends [0 and 2,467,239 shares, respectively]	—	29,578,763
Capital shares repurchased [(7,058,060) and (13,109,369) shares, respectively]	(87,695,987)	(135,940,270)

Total Class IB transactions	33,296,930	95,199,170

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	25,633,621	(1,369,413,466)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(126,330,716)	(1,122,628,579)
NET ASSETS:
Beginning of period	1,795,031,551	2,917,660,130

End of period (a)	$1,668,700,835	$1,795,031,551

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$12,209,855	$3,073

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO (r)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009	2008	2007	2006	2005
Net asset value, beginning of period	$12.30	$9.67	$15.66	$17.03	$15.06	$15.48

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.22 (e)	0.27 (e)	0.25 (e)	0.26 (e)	0.21 (e)
Net realized and unrealized gain (loss) on investments	(1.10)	2.72	(5.95)	(0.03)	2.92	0.28

Total from investment operations	(1.01)	2.94	(5.68)	0.22	3.18	0.49

Less distributions:
Dividends from net investment income	—	(0.31)	(0.25)	(0.24)	(0.25)	(0.18)
Distributions from net realized gains	—	—	(0.06)	(1.35)	(0.96)	(0.73)

Total dividends and distributions	—	(0.31)	(0.31)	(1.59)	(1.21)	(0.91)

Net asset value, end of period	$11.29	$12.30	$9.67	$15.66	$17.03	$15.06

Total return (b)	(8.21)%	30.51%	(36.36)%	1.43%	21.18%	3.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$410,903	$455,102	$1,948,563	$2,516,049	$1,915,669	$1,361,870
Ratio of expenses to average net assets:
After waivers (a)	0.71%	0.72%	0.68%	0.68%	0.66%	0.62%
After waivers and fees paid indirectly (a)	0.70%	0.71%	0.68%	0.67%	0.65%	0.60%
Before waivers and fees paid indirectly (a)	0.71%	0.72%	0.68%	0.68%	0.66%	0.62%
Ratio of net investment income to average net assets:
After waivers (a)	1.52%	2.25%	2.07%	1.43%	1.61%	1.35%
After waivers and fees paid indirectly (a)	1.53%	2.26%	2.08%	1.44%	1.61%	1.37%
Before waivers and fees paid indirectly (a)	1.52%	2.25%	2.07%	1.43%	1.61%	1.35%
Portfolio turnover rate	29%	44%	48%	50%	38%	52%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO (r)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009	2008	2007	2006	2005
Net asset value, beginning of period	$12.34	$9.69	$15.70	$17.07	$15.09	$15.50

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.19 (e)	0.24 (e)	0.21 (e)	0.22 (e)	0.17 (e)
Net realized and unrealized gain (loss) on investments	(1.11)	2.74	(5.97)	(0.03)	2.93	0.29

Total from investment operations	(1.03)	2.93	(5.73)	0.18	3.15	0.46

Less distributions:
Dividends from net investment income	—	(0.28)	(0.22)	(0.20)	(0.21)	(0.14)
Distributions from net realized gains	—	—	(0.06)	(1.35)	(0.96)	(0.73)

Total dividends and distributions	—	(0.28)	(0.28)	(1.55)	(1.17)	(0.87)

Net asset value, end of period	$11.31	$12.34	$9.69	$15.70	$17.07	$15.09

Total return (b)	(8.35)%	30.33%	(36.55)%	1.17%	20.90%	2.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,257,798	$1,339,930	$969,097	$1,584,756	$1,636,862	$1,445,518
Ratio of expenses to average net assets:
After waivers (a)	0.96%	0.97%	0.93%	0.93%	0.91%	0.87%
After waivers and fees paid indirectly (a)	0.95%	0.96%	0.93%	0.92%	0.90%	0.85%
Before waivers and fees paid indirectly (a)	0.96%	0.97%	0.93%	0.93%	0.91%	0.87%
Ratio of net investment income to average net assets:
After waivers (a)	1.28%	1.84%	1.81%	1.18%	1.35%	1.10%
After waivers and fees paid indirectly (a)	1.28%	1.85%	1.81%	1.19%	1.36%	1.12%
Before waivers and fees paid indirectly (a)	1.28%	1.84%	1.81%	1.18%	1.35%	1.10%
Portfolio turnover rate	29%	44%	48%	50%	38%	52%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(r)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Deep Value Portfolio that followed the same objectives as this Portfolio.

See Notes to Financial Statements.

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Financials	22.2%
Industrials	11.5
Consumer Staples	10.5
Energy	10.1
Consumer Discretionary	9.5
Health Care	8.5
Materials	7.8
Information Technology	7.3
Telecommunication Services	6.8
Utilities	2.8
Cash and Other	3.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$843.40	$4.57
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	841.70	5.71
Hypothetical (5% average return before expenses)	1,000.00	1,018.60	6.26

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.00% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (5.3%)
National Australia Bank Ltd.	1,464,535	$28,289,263
Newcrest Mining Ltd.	643,811	18,934,855
Octaviar Ltd. (b)*†	9,487,254	—
Suncorp-Metway Ltd.	3,316,176	22,257,968

Total Australia		69,482,086

Israel (2.0%)
Teva Pharmaceutical Industries Ltd. (ADR)	505,625	26,287,444

Japan (17.5%)
Fujifilm Holdings Corp.	752,800	21,655,073
Hitachi Ltd.*	4,921,000	17,845,928
INPEX Corp.	3,357	18,658,118
JFE Holdings, Inc.	574,700	17,742,034
Mitsubishi Heavy Industries Ltd.	6,639,000	22,802,557
Mitsui Chemicals, Inc.	5,554,000	15,420,352
Nippon Telegraph & Telephone Corp.	671,200	27,404,434
Nomura Holdings, Inc.	3,494,400	19,129,858
Seven & I Holdings Co., Ltd.	865,600	19,860,563
Sony Corp.	927,400	24,685,697
Sumitomo Corp.	2,429,600	24,198,846

Total Japan		229,403,460

Latin America (2.1%)
Brazil (0.6%)
Cyrela Brazil Realty S.A.	688,838	7,495,168

Mexico (1.5%)
America Movil S.A.B. de C.V. (ADR)	422,239	20,056,353

Total Latin America		27,551,521

Other European Countries (44.2%)
France (7.4%)
Sanofi-Aventis S.A.	300,606	18,127,413
Societe Generale S.A.	542,501	22,068,252
Total S.A.	748,446	33,309,211
Vinci S.A.	570,858	23,506,821

		97,011,697

Germany (10.4%)
Bayer AG	420,018	23,434,934
Bilfinger Berger AG	435,203	24,021,791
Continental AG*	389,525	20,199,938
Daimler AG*	516,517	26,154,972
Deutsche Post AG (Registered)	1,481,158	21,485,817
HeidelbergCement AG	431,326	20,544,278

		135,841,730

Hungary (0.3%)
OTP Bank plc*	217,719	4,382,287

Ireland (2.0%)
United Business Media Ltd.	3,496,747	25,812,490

Netherlands (5.8%)
European Aeronautic Defence and Space Co. N.V.*	971,496	19,823,586
Koninklijke Ahold N.V.	1,722,009	21,325,817

	Number of Shares	Value (Note 1)

Royal Dutch Shell plc, Class B	1,429,417	$34,608,079

		75,757,482

Russia (1.0%)
Gazprom OAO (ADR)	660,756	12,428,820

Spain (7.4%)
Banco Santander S.A.	3,096,027	32,533,004
Repsol YPF S.A.	1,145,222	23,137,862
Telefonica S.A.	2,252,840	41,602,073

		97,272,939

Switzerland (9.9%)
Nestle S.A. (Registered)	913,611	44,081,706
Novartis AG (Registered)	896,453	43,492,710
Transocean Ltd.*	235,745	11,198,353
Zurich Financial Services AG	143,196	31,433,092

		130,205,861

Total Other European Countries		578,713,306

Scandinavia (2.7%)
Denmark (1.4%)
Carlsberg A/S, Class B	248,694	18,907,556

Finland (1.3%)
KCI Konecranes Oyj	659,825	17,232,933

Total Scandanavia		36,140,489

Southeast Asia (5.3%)
South Korea (2.9%)
KB Financial Group, Inc. (ADR)	473,399	17,937,088
Samsung Electronics Co., Ltd. (GDR) (m)	62,611	19,587,624

		37,524,712

Taiwan (2.4%)
Quanta Computer, Inc.	7,454,000	13,474,272
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,853,514	18,090,297

		31,564,569

Total Southeast Asia		69,089,281

United Kingdom (14.4%)
Aviva plc	4,996,234	23,221,863
Barclays plc	6,743,592	26,735,119
BHP Billiton plc	1,117,929	28,928,477
British American Tobacco plc	1,063,872	33,687,292
Centrica plc	8,285,381	36,485,647
Ladbrokes plc	9,778,977	18,466,142
Lloyds Banking Group plc*	26,236,991	20,817,127

Total United Kingdom		188,341,667

Total Common Stocks (93.5%) (Cost $1,400,762,532)		1,225,009,254

PREFERRED STOCK:
Brazil (2.0%)
Itau Unibanco Holding S.A. (Preference) (ADR), 0.007% (Cost $29,062,341)	1,463,009	26,348,792

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Warrants	Value (Note 1)

WARRANTS:
India (0.4%)
Rolta India Ltd., expiring 5/26/14*†	1,423,162	$5,146,304

Luxembourg (1.1%)
Axis Bank Ltd., expiring 8/17/17*	549,557	14,699,001

Total Warrants (1.5%) (Cost $16,399,922)		19,845,305

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.4%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $31,615,833)	$31,615,833	31,615,833

Total Investments (99.4%) (Cost/Amortized Cost $1,477,840,628)		1,302,819,184
Other Assets Less Liabilities (0.6%)		8,159,833

Net Assets (100%)		$1,310,979,017

*	Non-income producing.
†	Securities (totaling $5,146,304 or 0.4% of net assets) at fair value by management.
(b)	Illiquid Security.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ADR— American Depositary Receipt

GDR— Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets For Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$7,495,168	$115,319,239	$—	$122,814,407
Consumer Staples	—	137,862,934	—	137,862,934
Energy	12,428,820	120,911,623	—	133,340,443
Financials	17,937,088	230,867,833	—	248,804,921
Health Care	26,287,444	85,055,057	—	111,342,501
Industrials	—	153,072,351	—	153,072,351
Information Technology	18,090,297	72,562,897	—	90,653,194
Materials	—	101,569,996	—	101,569,996
Telecommunication Services	20,056,353	69,006,507	—	89,062,860
Utilities	—	36,485,647	—	36,485,647
Preferred Stocks
Financials	26,348,792	—	—	26,348,792
Short-Term Investments	—	31,615,833	—	31,615,833
Warrants
Financials	—	14,699,001	—	14,699,001
Information Technology	—	—	5,146,304	5,146,304

Total Assets	$128,643,962	$1,169,028,918	$5,146,304	$1,302,819,184

Total Liabilities	$—	$—	$—	$—

Total	$128,643,962	$1,169,028,918	$5,146,304	$1,302,819,184

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities- Information Technology
Balance as of 12/31/09	$5,977,372
Total gains or losses (realized/unrealized) included in earnings	(831,068)
Purchases, sales, issuances, and settlements (net)	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$5,146,304
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$(831,068)

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(3,437,081)	—	(3,437,081)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$–	$–	$(3,437,081)	$—	$(3,437,081)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(3,094,404)	—	(3,094,404)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$(3,094,404)	$—	$(3,094,404)

This Portfolio held forward foreign currency contracts with an average settlement value of approximately $311,234,000 during the six months ended June 30, 2010.

^ This Portfolio held forward foreign currency contracts to gain an economic hedge against changes in the values of securities held in the Portfolio, that do not qualify for hedge accounting under ASC 815.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,046,173,048
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,052,887,275

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,126,531
Aggregate gross unrealized depreciation	(220,152,694)

Net unrealized depreciation	$(214,026,163)

Federal income tax cost of investments	$1,516,845,347

The Portfolio has a net capital loss carryforward of $756,884,710 of which $412,038,712 expires in the year 2016 and $344,845,998 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $1,477,840,628)	$1,302,819,184
Foreign cash (Cost $926,814)	927,900
Receivable for securities sold	15,602,707
Dividends, interest and other receivables	2,367,696
Receivable from Separate Accounts for Trust shares sold	153,147
Other assets	23,765

Total assets	1,321,894,399

LIABILITIES
Overdraft payable	140,260
Payable for securities purchased	7,734,725
Payable to Separate Accounts for Trust shares redeemed	1,189,084
Investment management fees payable	1,091,951
Distribution fees payable - Class IB	208,017
Administrative fees payable	116,652
Trustees’ fees payable	3,004
Accrued expenses	431,689

Total liabilities	10,915,382

NET ASSETS	$1,310,979,017

Net assets were comprised of:
Paid in capital	$2,347,128,837
Accumulated undistributed net investment income (loss)	10,557,667
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(871,747,653)
Unrealized appreciation (depreciation) on investments and foreign currency translations	(174,959,834)

Net assets	$1,310,979,017

Class IA
Net asset value, offering and redemption price per share, $336,489,175 / 35,906,603 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.37

Class IB
Net asset value, offering and redemption price per share, $974,489,842 / 104,064,671 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.36

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,043,015 foreign withholding tax)	$20,936,942
Interest	2,021
Securities lending (net)	423,458

Total income	21,362,421

EXPENSES
Investment management fees	6,141,141
Distribution fees - Class IB	1,389,158
Administrative fees	769,740
Recoupment fees	352,266
Professional fees	23,276
Trustees’ fees	17,751
Custodian fees	13,309
Printing and mailing expenses	11,316
Miscellaneous	25,814

Total expenses	8,743,771

NET INVESTMENT INCOME (LOSS)	12,618,650

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(55,490,068)
Foreign currency transactions	(6,381,535)

Net realized gain (loss)	(61,871,603)

Change in unrealized appreciation (depreciation) on:
Securities	(193,089,475)
Foreign currency translations	(3,087,354)

Net change in unrealized appreciation (depreciation)	(196,176,829)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(258,048,432)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(245,429,782)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,618,650	$25,861,849
Net realized gain (loss) on investments and foreign currency transactions	(61,871,603)	(153,762,472)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(196,176,829)	418,249,179

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(245,429,782)	290,348,556

DIVIDENDS:
Dividends from net investment income
Class IA	—	(7,791,740)
Class IB	—	(21,081,354)

TOTAL DIVIDENDS	—	(28,873,094)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [3,147,081 and 5,300,190 shares, respectively]	30,981,825	44,878,774
Capital shares issued in reinvestment of dividends [0 and 715,741 shares, respectively]	—	7,791,740
Capital shares repurchased [(1,705,540) and (54,087,856) shares, respectively]	(17,888,762)	(391,419,595)

Total Class IA transactions	13,093,063	(338,749,081)

Class IB
Capital shares sold [6,670,086 and 13,953,853 shares, respectively]	71,460,740	133,502,061
Capital shares issued in reinvestment of dividends [0 and 1,935,938 shares, respectively]	—	21,081,354
Capital shares repurchased [(8,923,047) and (17,142,442) shares, respectively]	(92,920,686)	(161,203,704)

Total Class IB transactions	(21,459,946)	(6,620,289)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,366,883)	(345,369,370)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(253,796,665)	(83,893,908)
NET ASSETS:
Beginning of period	1,564,775,682	1,648,669,590

End of period (a)	$1,310,979,017	$1,564,775,682

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,557,667	$(2,060,983)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009	2008	2007		2006	2005
Net asset value, beginning of period	$11.11	$8.67	$16.12	$16.67		$14.20	$13.03

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.16 (e)	0.37 (e)	0.32	(e)	0.30 (e)	0.25 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.84)	2.51	(7.19)	1.34	(y)	3.37	1.19

Total from investment operations	(1.74)	2.67	(6.82)	1.66		3.67	1.44

Less distributions:
Dividends from net investment income	—	(0.23)	(0.31)	(0.39)		(0.32)	(0.27)
Distributions from net realized gains	—	—	(0.32)	(1.82)		(0.88)	—

Total dividends and distributions	—	(0.23)	(0.63)	(2.21)		(1.20)	(0.27)

Net asset value, end of period	$9.37	$11.11	$8.67	$16.12		$16.67	$14.20

Total return (b)	(15.66)%	30.86%	(42.97)%	10.45	%(y)	25.98%	11.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$336,489	$382,929	$715,592	$1,203,247		$680,147	$236,340
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%	1.01%	1.00%		1.00%	1.00%
After waivers and fees paid indirectly (a)	1.00%	1.00%	1.01%	1.00%		1.00%	1.00%
Before waivers and fees paid indirectly (a)	1.00%	1.02%	1.03%	1.00%		1.00%	1.00%
Ratio of net investment income to average net assets:
After waivers (a)	1.88%	1.76%	2.90%	1.83%		1.82%	1.83%
After waivers and fees paid indirectly (a)	1.88%	1.76%	2.90%	1.83%		1.82%	1.83%
Before waivers and fees paid indirectly (a)	1.88%	1.75%	2.88%	1.83%		1.82%	1.83%
Portfolio turnover rate	73%	189%	119%	81%		57%	64%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009		2008	2007		2006	2005
Net asset value, beginning of period	$11.12	$8.67		$16.13	$16.67		$14.20	$13.03

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.18	(e)	0.33 (e)	0.30	(e)	0 29 (e)	0.21 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.85)	2.47		(7.18)	1.32	(y)	3.34	1.19

Total from investment operations	(1.76)	2.65		(6.85)	1.62		3.63	1.40

Less distributions:
Dividends from net investment income	—	(0.20)		(0.29)	(0.34)		(0.28)	(0.23)
Distributions from net realized gains	—	—		(0.32)	(1.82)		(0.88)	—

Total dividends and distributions	—	(0.20)		(0.61)	(2.16)		(1.16)	(0.23)

Net asset value, end of period	$9.36	$11.12		$8.67	$16.13		$16.67	$14.20

Total return (b)	(15.83)%	30.64%		(43.15)%	10.22	%(y)	25.66%	10.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$974,490	$1,181,846		$933,078	$1,807,680		$1,655,259	$1,189,337
Ratio of expenses to average net assets:
After waivers (a)	1.25%	1.25%		1.26%	1.25%		1.25%	1.25%
After waivers and fees paid indirectly (a)	1.25%	1.25%		1.26%	1.25%		1.25%	1.25%
Before waivers and fees paid indirectly (a)	1.25%	1.27	%(c)	1.28%	1.25%		1.25%	1.25%
Ratio of net investment income to average net assets:
After waivers (a)	1.66%	1.85%		2.59%	1.73%		1.77%	1.58%
After waivers and fees paid indirectly (a)	1.66%	1.85%		2.59%	1.73%		1.77%	1.58%
Before waivers and fees paid indirectly (a)	1.66%	1.85%		2.57%	1.73%		1.77%	1.58%
Portfolio turnover rate	73%	189%		119%	81%		57%	64%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(y)	In 2007, 0.48% and 0.41% of the Portfolio’s total return for Class IA and Class IB, respectively, consists of voluntary payments made by unaffiliated service providers in connection with cash which remained under-invested for a period of time. These payments positively impacted the net asset value of the Portfolio’s Class IA and Class IB shares by $0.07 and $0.06, respectively, per share and are included in net realized and unrealized gain on investments and foreign currency transactions.

See Notes to Financial Statements.

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Financials	26.8%
Energy	12.8
Health Care	11.8
Industrials	10.5
Consumer Staples	9.2
Consumer Discretionary	8.9
Information Technology	5.8
Utilities	5.4
Telecommunication Services	3.6
Materials	3.6
Cash and Other	1.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$956.90	$3.88
Hypothetical (5% average return before expenses)	1,000.00	1,020.83	4.01
Class IB
Actual	1,000.00	954.90	5.09
Hypothetical (5% average return before expenses)	1,000.00	1,019.59	5.26

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (8.9%)
Auto Components (0.9%)
Cooper Tire & Rubber Co.	269,900	$5,263,050

Hotels, Restaurants & Leisure (0.5%)
Brinker International, Inc.	227,900	3,295,434

Household Durables (0.7%)
Whirlpool Corp.	49,000	4,303,180

Leisure Equipment & Products (1.8%)
Mattel, Inc.	213,700	4,521,892
Polaris Industries, Inc.	112,800	6,161,136

		10,683,028

Media (3.6%)
Comcast Corp., Class A	488,303	8,481,823
News Corp., Class A	302,700	3,620,292
Regal Entertainment Group, Class A	225,100	2,935,304
Time Warner Cable, Inc.	134,100	6,983,928

		22,021,347

Specialty Retail (1.4%)
Gap, Inc.	252,300	4,909,758
Limited Brands, Inc.	174,800	3,857,836

		8,767,594

Total Consumer Discretionary		54,333,633

Consumer Staples (9.2%)
Food & Staples Retailing (1.4%)
SUPERVALU, Inc.	496,314	5,380,044
Wal-Mart Stores, Inc.	64,400	3,095,708

		8,475,752

Food Products (3.5%)
Campbell Soup Co.	183,200	6,564,056
ConAgra Foods, Inc.	347,600	8,106,032
Del Monte Foods Co.	150,000	2,158,500
Sara Lee Corp.	340,500	4,801,050

		21,629,638

Household Products (3.0%)
Clorox Co.	76,500	4,755,240
Kimberly-Clark Corp.	61,300	3,716,619
Procter & Gamble Co.	162,900	9,770,742

		18,242,601

Tobacco (1.3%)
Lorillard, Inc.	53,200	3,829,336
Reynolds American, Inc.	79,800	4,159,176

		7,988,512

Total Consumer Staples		56,336,503

Energy (12.8%)
Energy Equipment & Services (0.9%)
Seadrill Ltd.	300,700	5,496,796

Oil, Gas & Consumable Fuels (11.9%)
Chevron Corp.	304,500	20,663,370
CNOOC Ltd. (ADR)	78,400	13,341,328
ConocoPhillips	200,700	9,852,363
EnCana Corp.	98,600	2,991,524

	Number of Shares	Value (Note 1)

Exxon Mobil Corp.	73,400	$4,188,938
Sasol Ltd. (ADR)	179,500	6,330,965
Spectra Energy Corp.	331,500	6,653,205
Teekay Corp.	93,100	2,436,427
Williams Cos., Inc.	351,100	6,418,108

		72,876,228

Total Energy		78,373,024

Financials (26.8%)
Capital Markets (3.1%)
Ameriprise Financial, Inc.	215,800	7,796,854
Apollo Investment Corp.	213,400	1,991,022
Federated Investors, Inc., Class B	308,700	6,393,177
Waddell & Reed Financial, Inc., Class A	126,900	2,776,572

		18,957,625

Commercial Banks (5.2%)
Bancolombia S.A. (ADR)	106,900	5,358,897
Bank of Hawaii Corp.	102,100	4,936,535
Canadian Imperial Bank of Commerce	53,500	3,329,305
Cullen/Frost Bankers, Inc.	68,000	3,495,200
PNC Financial Services Group, Inc.	104,200	5,887,300
Wells Fargo & Co.	351,600	9,000,960

		32,008,197

Consumer Finance (0.7%)
American Express Co.	103,800	4,120,860

Diversified Financial Services (5.2%)
Bank of America Corp.	607,160	8,724,889
Citigroup, Inc.*	421,400	1,584,464
JPMorgan Chase & Co.	498,200	18,239,102
NYSE Euronext	117,100	3,235,473

		31,783,928

Insurance (7.7%)
Aspen Insurance Holdings Ltd.	113,900	2,817,886
Berkshire Hathaway, Inc., Class B*	118,000	9,403,420
Endurance Specialty Holdings Ltd.	250,200	9,390,006
Mercury General Corp.	37,000	1,533,280
PartnerReinsurance Ltd.	88,300	6,193,362
Sun Life Financial, Inc.	241,000	6,340,710
Travelers Cos., Inc.	170,000	8,372,500
Validus Holdings Ltd.	121,500	2,967,030

		47,018,194

Real Estate Investment Trusts (REITs) (3.0%)
Annaly Capital Management, Inc. (REIT)	281,500	4,827,725
Digital Realty Trust, Inc. (REIT)	132,200	7,625,296
Essex Property Trust, Inc. (REIT)	27,200	2,653,088
Realty Income Corp. (REIT)	119,900	3,636,567

		18,742,676

Thrifts & Mortgage Finance (1.9%)
Hudson City Bancorp, Inc.	586,900	7,183,656
New York Community Bancorp, Inc.	306,400	4,678,728

		11,862,384

Total Financials		164,493,864

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care (11.8%)
Health Care Equipment & Supplies (0.4%)
Medtronic, Inc.	67,800	$2,459,106

Health Care Providers & Services (3.4%)
AmerisourceBergen Corp.	195,500	6,207,125
Cardinal Health, Inc.	252,000	8,469,720
UnitedHealth Group, Inc.	219,500	6,233,800

		20,910,645

Pharmaceuticals (8.0%)
AstraZeneca plc (ADR)	191,600	9,030,108
Eli Lilly and Co.	226,160	7,576,360
Johnson & Johnson	212,320	12,539,619
Merck & Co., Inc.	125,500	4,388,735
Pfizer, Inc.	624,000	8,898,240
Sanofi-Aventis S.A. (ADR)	217,000	6,523,020

		48,956,082

Total Health Care		72,325,833

Industrials (10.5%)
Aerospace & Defense (1.4%)
Boeing Co.	108,200	6,789,550
Honeywell International, Inc.	46,600	1,818,798

		8,608,348

Building Products (0.2%)
Masco Corp.	122,000	1,312,720

Commercial Services & Supplies (1.5%)
Avery Dennison Corp.	101,300	3,254,769
Pitney Bowes, Inc.	120,600	2,648,376
R.R. Donnelley & Sons Co.	183,500	3,003,895

		8,907,040

Industrial Conglomerates (3.5%)
General Electric Co.	1,505,800	21,713,636

Machinery (2.6%)
Caterpillar, Inc.	175,200	10,524,264
Crane Co.	127,500	3,851,775
Timken Co.	58,356	1,516,673

		15,892,712

Road & Rail (1.0%)
Ryder System, Inc.	151,800	6,106,914

Transportation Infrastructure (0.3%)
Grupo Aeroportuario del Sureste S.A.B. de C.V. (ADR)	44,500	2,026,530

Total Industrials		64,567,900

Information Technology (5.8%)
Communications Equipment (0.7%)
Harris Corp.	73,700	3,069,605
Nokia Oyj (ADR)	136,600	1,113,290

		4,182,895

IT Services (1.1%)
International Business Machines Corp.	53,900	6,655,572

Office Electronics (0.8%)
Canon, Inc. (ADR)	31,200	1,164,072

	Number of Shares	Value (Note 1)

Xerox Corp.	486,000	$3,907,440

		5,071,512

Semiconductors & Semiconductor Equipment (2.2%)
Intel Corp.	570,200	11,090,390
Intersil Corp., Class A	207,100	2,507,981

		13,598,371

Software (1.0%)
Microsoft Corp.	254,200	5,849,142

Total Information Technology		35,357,492

Materials (3.6%)
Chemicals (1.8%)
Eastman Chemical Co.	121,700	6,493,912
Lubrizol Corp.	56,600	4,545,546

		11,039,458

Containers & Packaging (1.1%)
Greif, Inc., Class A	50,000	2,777,000
Temple-Inland, Inc.	188,800	3,902,496

		6,679,496

Metals & Mining (0.7%)
Southern Copper Corp.	165,600	4,395,024

Total Materials		22,113,978

Telecommunication Services (3.6%)
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	369,500	8,938,205
Qwest Communications International, Inc.	878,900	4,614,225
Verizon Communications, Inc.	204,600	5,732,892

		19,285,322

Wireless Telecommunication Services (0.5%)
Cellcom Israel Ltd.	118,500	2,962,500

Total Telecommunication Services		22,247,822

Utilities (5.4%)
Electric Utilities (1.4%)
Northeast Utilities	152,300	3,880,604
Pinnacle West Capital Corp.	133,500	4,854,060

		8,734,664

Gas Utilities (1.2%)
Atmos Energy Corp.	189,200	5,115,968
UGI Corp.	86,900	2,210,736

		7,326,704

Multi-Utilities (2.8%)
CMS Energy Corp.	374,900	5,492,285
DTE Energy Co.	83,200	3,794,752
NSTAR	217,000	7,595,000

		16,882,037

Total Utilities		32,943,405

Total Common Stocks (98.4%) (Cost $591,697,578)		603,093,454

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Time Deposit (1.9%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $11,936,908)	$11,936,908	$11,936,908

Total Investments (100.3%) (Cost/Amortized Cost $603,634,486)		615,030,362
Other Assets Less Liabilities (-0.3%)		(1,979,708)

Net Assets (100%)		$613,050,654

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$54,333,633	$—	$—	$54,333,633
Consumer Staples	56,336,503	—	—	56,336,503
Energy	78,373,024	—	—	78,373,024
Financials	164,493,864	—	—	164,493,864
Health Care	72,325,833	—	—	72,325,833
Industrials	64,567,900	—	—	64,567,900
Information Technology	35,357,492	—	—	35,357,492
Materials	22,113,978	—	—	22,113,978
Telecommunication Services	22,247,822	—	—	22,247,822
Utilities	32,943,405	—	—	32,943,405
Short-Term Investments	—	11,936,908	—	11,936,908

Total Assets	$603,093,454	$11,936,908	$—	$615,030,362

Total Liabilities	$—	$—	$—	$—

Total	$603,093,454	$11,936,908	$—	$615,030,362

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment security transactions for the six monthsended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$211,117,109
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$326,760,193

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,625,557
Aggregate gross unrealized depreciation	(41,331,122)

Net unrealized depreciation	$(5,705,565)

Federal income tax cost of investments	$620,735,927

The Portfolio has a net capital loss carryforward of $90,700,354 of which $26,529,757 expires in the year 2016 and $64,170,597 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $603,634,486)	$615,030,362
Receivable for securities sold	38,163,319
Dividends, interest and other receivables	1,282,503
Receivable from Separate Accounts for Trust shares sold	570,212
Other assets	7,600

Total assets	655,053,996

LIABILITIES
Overdraft payable	28
Payable for securities purchased	41,066,390
Payable to Separate Accounts for Trust shares redeemed	360,937
Investment management fees payable	352,809
Administrative fees payable	56,442
Distribution fees payable - Class IB	54,431
Trustees’ fees payable	133
Accrued expenses	112,172

Total liabilities	42,003,342

NET ASSETS	$613,050,654

Net assets were comprised of:
Paid in capital	$674,390,267
Accumulated undistributed net investment income (loss)	9,566,612
Accumulated undistributed net realized gain (loss) on investments	(82,302,101)
Unrealized appreciation (depreciation) on investments	11,395,876

Net assets	$613,050,654

Class IA
Net asset value, offering and redemption price per share, $359,666,440 / 80,933,213 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.44

Class IB
Net asset value, offering and redemption price per share, $253,384,214 / 56,913,885 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.45

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $72,600 foreign withholding tax)	$11,762,848
Securities lending (net)	3

Total income	11,762,851

EXPENSES
Investment management fees	2,673,100
Administrative fees	380,106
Distribution fees - Class IB	342,643
Printing and mailing expenses	42,661
Custodian fees	16,860
Professional fees	14,327
Trustees’ fees	8,704
Miscellaneous	11,287

Gross expenses	3,489,688
Less: Waiver from investment advisor	(296,084)

Net expenses	3,193,604

NET INVESTMENT INCOME (LOSS)	8,569,247

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	26,339,953
Net change in unrealized appreciation (depreciation) on securities	(54,276,592)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(27,936,639)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,367,392)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,569,247	$19,557,301
Net realized gain (loss) on investments	26,339,953	(45,747,818)
Net change in unrealized appreciation (depreciation) on investments	(54,276,592)	120,114,565

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(19,367,392)	93,924,048

DIVIDENDS:
Dividends from net investment income
Class IA	—	(12,416,251)
Class IB	—	(6,404,779)

TOTAL DIVIDENDS	—	(18,821,030)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [1,729,516 and 21,621,127 shares, respectively]	8,201,966	81,857,057
Capital shares issued in reinvestment of dividends [0 and 2,704,564 shares, respectively]	—	12,416,251
Capital shares repurchased [(25,171,813) and (8,279,897) shares, respectively]	(125,112,393)	(34,845,551)

Total Class IA transactions	(116,910,427)	59,427,757

Class IB
Capital shares sold [3,764,210 and 15,580,247 shares, respectively]	17,932,882	60,379,202
Capital shares issued in reinvestment of dividends [0 and 1,390,893 shares, respectively]	—	6,404,779
Capital shares repurchased [(6,406,892) and (15,391,923) shares, respectively]	(30,588,238)	(63,469,119)

Total Class IB transactions	(12,655,356)	3,314,862

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(129,565,783)	62,742,619

TOTAL INCREASE (DECREASE) IN NET ASSETS	(148,933,175)	137,845,637
NET ASSETS:
Beginning of period	761,983,829	624,138,192

End of period (a)	$613,050,654	$761,983,829

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$9,566,612	$997,365

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO (n)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009	2008	2007	2006	2005
Net asset value, beginning of period	$4.64	$4.26	$6.54	$6.91	$6.35	$6.06

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.12 (e)	0.13 (e)	0.21 (e)	0.14 (e)	0.12 (e)
Net realized and unrealized gain (loss) on investments	(0.26)	0.38	(2.20)	0.05	0.88	0.27

Total from investment operations	(0.20)	0.50	(2.07)	0.26	1.02	0.39

Less distributions:
Dividends from net investment income	—	(0.12)	(0.14)	(0.15)	(0.14)	(0.10)
Distributions from net realized gains	—	—	(0.07)	(0.48)	(0.32)	—

Total dividends and distributions	—	(0.12)	(0.21)	(0.63)	(0.46)	(0.10)

Net asset value, end of period	$4.44	$4.64	$4.26	$6.54	$6.91	$6.35

Total return (b)	(4.31)%	11.82%	(32.11)%	3.89%	16.17%	6.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$359,666	$484,617	$376,369	$123,390	$104,746	$109,196
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
After waivers and fees paid indirectly (a)	0.80%	0.80%	0.80%	0.80%	0.80%	0.79%
Before waivers and fees paid indirectly (a)	0.88%	0.90%	0.92%	0.89%	0.87%	0.83%
Ratio of net investment income to average net assets:
After waivers (a)	2.49%	3.01%	2.61%	2.93%	2.09%	1.90%
After waivers and fees paid indirectly (a)	2.49%	3.01%	2.61%	2.93%	2.09%	1.91%
Before waivers and fees paid indirectly (a)	2.40%	2.91%	2.49%	2.84%	2.02%	1.87%
Portfolio turnover rate	31%	88%	88%	65%	84%	92%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO (n)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009	2008		2007	2006	2005
Net asset value, beginning of period	$4.66	$4.27	$6.56		$6.93	$6.36	$6.07

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.11 (e)	0.17	(e)	0.19 (e)	0.12 (e)	0.10 (e)
Net realized and unrealized gain (loss) on investments	(0.26)	0.39	(2.26)		0.05	0.89	0.28

Total from investment operations	(0.21)	0.50	(2.09)		0.24	1.01	0.38

Less distributions:
Dividends from net investment income	—	(0.11)	(0.13)		(0.13)	(0.12)	(0.09)
Distributions from net realized gains	—	—	(0.07)		(0.48)	(0.32)	—

Total dividends and distributions	—	(0.11)	(0.20)		(0.61)	(0.44)	(0.09)

Net asset value, end of period	$4.45	$4.66	$4.27		$6.56	$6.93	$6.36

Total return (b)	(4.51)%	11.74%	(32.34)%		3.61%	16.01%	6.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$253,384	$277,367	$247,769		$343,385	$344,728	$260,079
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%		1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	1.05%	1.05%	1.05%		1.05%	1.05%	1.04%
Before waivers and fees paid indirectly (a)	1.13%	1.15%	1.17	%(c)	1.14%	1.12%	1.08%
Ratio of net investment income to average net assets:
After waivers (a)	2.27%	2.78%	3.07%		2.68%	1.84%	1.65%
After waivers and fees paid indirectly (a)	2.27%	2.78%	3.07%		2.68%	1.84%	1.66%
Before waivers and fees paid indirectly (a)	2.19%	2.68%	2.97%		2.59%	1.77%	1.62%
Portfolio turnover rate	31%	88%	88%		65%	84%	92%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(n)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Equity Income Portfolio that followed the same objectives as this Portfolio.

See Notes to Financial Statements.

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Information Technology	30.7%
Health Care	19.1
Consumer Discretionary	18.1
Financials	10.4
Consumer Staples	6.8
Energy	5.2
Materials	4.7
Industrials	4.3
Telecommunication Services	0.5
Cash and Other	0.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$935.10	$4.17
Hypothetical (5% average return before expenses)	1,000.00	1,020.48	4.36
Class IB
Actual	1,000.00	932.80	5.37
Hypothetical (5% average return before expenses)	1,000.00	1,019.24	5.61

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.87% and 1.12%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (18.1%)
Diversified Consumer Services (1.7%)
DeVry, Inc.	13,200	$692,868
ITT Educational Services, Inc.*	5,400	448,308

		1,141,176

Hotels, Restaurants & Leisure (1.4%)
Starbucks Corp.	37,900	920,970

Household Durables (0.6%)
Sony Corp. (ADR)	14,100	376,188

Internet & Catalog Retail (3.4%)
Amazon.com, Inc.*	15,300	1,671,678
Expedia, Inc.	34,500	647,910

		2,319,588

Media (3.7%)
CBS Corp.(Non-Voting), Class B	51,600	667,188
DIRECTV, Class A*	35,400	1,200,768
Time Warner, Inc.	22,833	660,102

		2,528,058

Multiline Retail (2.4%)
Dollar Tree, Inc.*	19,800	824,274
Family Dollar Stores, Inc.	20,700	780,183

		1,604,457

Specialty Retail (4.9%)
Bed Bath & Beyond, Inc.*	18,000	667,440
CarMax, Inc.*	32,600	648,740
Ross Stores, Inc.	16,300	868,627
TJX Cos., Inc.	26,700	1,120,065

		3,304,872

Total Consumer Discretionary		12,195,309

Consumer Staples (6.8%)
Food & Staples Retailing (2.1%)
Walgreen Co.	26,700	712,890
Whole Foods Market, Inc.*	20,200	727,604

		1,440,494

Food Products (2.4%)
Campbell Soup Co.	21,400	766,762
General Mills, Inc.	22,800	809,856

		1,576,618

Household Products (1.0%)
Procter & Gamble Co.	11,300	677,774

Personal Products (1.3%)
Estee Lauder Cos., Inc., Class A	15,500	863,815

Total Consumer Staples		4,558,701

Energy (5.2%)
Energy Equipment & Services (3.8%)
Cameron International Corp.*	21,000	682,920
FMC Technologies, Inc.*	17,300	911,018
Noble Corp.*	31,600	976,756

		2,570,694

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (1.4%)
Southwestern Energy Co.*	23,400	$904,176

Total Energy		3,474,870

Financials (10.4%)
Capital Markets (1.6%)
Franklin Resources, Inc.	3,300	284,427
Goldman Sachs Group, Inc.	6,000	787,620

		1,072,047

Commercial Banks (2.0%)
Barclays plc (ADR)	36,400	578,396
M&T Bank Corp.	9,300	790,035

		1,368,431

Consumer Finance (1.0%)
SLM Corp.*	62,700	651,453

Insurance (3.9%)
Aflac, Inc.	16,300	695,521
Genworth Financial, Inc., Class A*	45,500	594,685
Prudential Financial, Inc.	12,900	692,214
XL Capital Ltd., Class A	40,200	643,602

		2,626,022

Real Estate Management & Development (1.0%)
Brookfield Properties Corp.	49,200	690,768

Thrifts & Mortgage Finance (0.9%)
Hudson City Bancorp, Inc.	49,900	610,776

Total Financials		7,019,497

Health Care (19.1%)
Biotechnology (2.2%)
Amgen, Inc.*	11,300	594,380
Gilead Sciences, Inc.*	25,400	870,712

		1,465,092

Health Care Equipment & Supplies (4.0%)
Intuitive Surgical, Inc.*	2,200	694,364
Medtronic, Inc.	16,500	598,455
Stryker Corp.	13,600	680,816
Varian Medical Systems, Inc.*	14,000	731,920

		2,705,555

Health Care Providers & Services (5.4%)
AmerisourceBergen Corp.	37,100	1,177,925
Express Scripts, Inc.*	22,400	1,053,248
McKesson Corp.	11,300	758,908
Quest Diagnostics, Inc.	12,700	632,079

		3,622,160

Life Sciences Tools & Services (1.0%)
Life Technologies Corp.*	14,300	675,675

Pharmaceuticals (6.5%)
Allergan, Inc.	12,100	704,946
Bristol-Myers Squibb Co.	26,187	653,104
Forest Laboratories, Inc.*	35,400	971,022
Johnson & Johnson	22,600	1,334,756
Novartis AG (ADR)	15,600	753,792

		4,417,620

Total Health Care		12,886,102

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Industrials (4.3%)
Building Products (1.4%)
Owens Corning, Inc.*	32,100	$960,111

Electrical Equipment (1.3%)
Cooper Industries plc	19,400	853,600

Trading Companies & Distributors (1.6%)
W.W. Grainger, Inc.	11,100	1,103,895

Total Industrials		2,917,606

Information Technology (30.7%)
Communications Equipment (3.4%)
Cisco Systems, Inc.*	30,985	660,290
Research In Motion Ltd.*	16,900	832,494
Telefonaktiebolaget LM Ericsson (ADR)	72,800	802,256

		2,295,040

Computers & Peripherals (8.5%)
Apple, Inc.*	10,600	2,666,218
Hewlett-Packard Co.	29,300	1,268,104
SanDisk Corp.*	27,900	1,173,753
Seagate Technology*	47,800	623,312

		5,731,387

Electronic Equipment, Instruments & Components (1.6%)
Dolby Laboratories, Inc., Class A*	17,400	1,090,806

Internet Software & Services (3.5%)
eBay, Inc.*	33,900	664,779
Google, Inc., Class A*	3,700	1,646,315

		2,311,094

IT Services (9.3%)
Cognizant Technology Solutions Corp., Class A*	24,200	1,211,452
Infosys Technologies Ltd. (ADR)	21,900	1,312,029
International Business Machines Corp.	16,898	2,086,565
Mastercard, Inc., Class A	4,600	917,838
Visa, Inc., Class A	9,800	693,350

		6,221,234

Semiconductors & Semiconductor Equipment (3.1%)
First Solar, Inc.*	7,700	876,491
Micron Technology, Inc.*	145,000	1,231,050

		2,107,541

	Number of Shares	Value (Note 1)

Software (1.3%)
Microsoft Corp.	38,700	$890,487

Total Information Technology		20,647,589

Materials (4.7%)
Chemicals (4.7%)
Ecolab, Inc.	15,000	673,650
Lubrizol Corp.	10,100	811,131
Potash Corp. of Saskatchewan, Inc.	7,100	612,304
Praxair, Inc.	13,900	1,056,261

Total Materials		3,153,346

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	14,500	350,755

Total Telecommunication Services		350,755

Total Common Stocks (99.8%) (Cost $65,290,345)		67,203,775

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.5%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $356,068)	$356,068	356,068

Total Investments (100.3%) (Cost/Amortized Cost $65,646,413)		67,559,843
Other Assets Less Liabilities (-0.3%)		(234,777)

Net Assets (100%)		$67,325,066

*	Non-income producing.

Glossary:

ADR—	American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$12,195,309	$—	$—	$12,195,309
Consumer Staples	4,558,701	—	—	4,558,701
Energy	3,474,870	—	—	3,474,870
Financials	7,019,497	—	—	7,019,497
Health Care	12,886,102	—	—	12,886,102
Industrials	2,917,606	—	—	2,917,606
Information Technology	20,647,589	—	—	20,647,589
Materials	3,153,346	—	—	3,153,346
Telecommunication Services	350,755	—	—	350,755
Short-Term Investments	—	356,068	—	356,068

Total Assets	$67,203,775	$356,068	$—	$67,559,843

Total Liabilities	$—	$—	$—	$—

Total	$67,203,775	$356,068	$—	$67,559,843

The Portfolio had no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$15,839,299
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$16,467,817

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,129,463
Aggregate gross unrealized depreciation	(7,354,425)

Net unrealized appreciation	$1,775,038

Federal income tax cost of investments	$65,784,805

The Portfolio has a net capital loss carryforward of $19,816,854 of which $7,445,003 expires in the year 2016 and $12,371,851 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $65,646,413)	$67,559,843
Foreign cash (Cost $6,676)	5,769
Dividends, interest and other receivables	27,615
Receivable from Separate Accounts for Trust shares sold	7,080
Other assets	643

Total assets	67,600,950

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	152,199
Investment management fees payable	37,961
Distribution fees payable - Class IB	13,979
Administrative fees payable	8,434
Trustees’ fees payable	106
Accrued expenses	63,205

Total liabilities	275,884

NET ASSETS	$67,325,066

Net assets were comprised of:
Paid in capital	$85,024,322
Accumulated undistributed net investment income (loss)	(21,822)
Accumulated undistributed net realized gain (loss) on investments	(19,589,957)
Unrealized appreciation (depreciation) on investments and foreign currency translations	1,912,523

Net assets	$67,325,066

Class IA
Net asset value, offering and redemption price per share, $2,857,846 / 472,450 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.05

Class IB
Net asset value, offering and redemption price per share, $64,467,220 / 10,789,556 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.97

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $898 foreign withholding tax)	$348,416

EXPENSES
Investment management fees	238,021
Distribution fees - Class IB	87,480
Administrative fees	52,399
Professional fees	13,568
Custodian fees	6,943
Printing and mailing expenses	4,326
Trustees’ fees	871
Miscellaneous	1,967

Total expenses	405,575

NET INVESTMENT INCOME (LOSS)	(57,159)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	506,071

Change in unrealized appreciation (depreciation) on:
Securities	(5,141,888)
Foreign currency translations	(602)

Net change in unrealized appreciation (depreciation)	(5,142,490)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,636,419)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,693,578)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(57,159)	$171,735
Net realized gain (loss) on investments	506,071	(8,373,668)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(5,142,490)	25,764,884

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,693,578)	17,562,951

DIVIDENDS:
Dividends from net investment income
Class IA	—	(15,694)
Class IB	—	(146,287)

TOTAL DIVIDENDS	—	(161,981)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [10,070 and 40,834 shares, respectively]	66,322	217,118
Capital shares issued in reinvestment of dividends [0 and 2,523 shares, respectively]	—	15,694
Capital shares repurchased [(70,195) and (107,687) shares, respectively]	(468,834)	(571,099)

Total Class IA transactions	(402,512)	(338,287)

Class IB
Capital shares sold [840,110 and 1,682,033 shares, respectively]	5,442,904	8,863,002
Capital shares issued in reinvestment of dividends [0 and 24,143 shares, respectively]	—	146,287
Capital shares repurchased [(1,042,581) and (1,600,022) shares, respectively]	(6,768,314)	(8,594,363)

Total Class IB transactions	(1,325,410)	414,926

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,727,922)	76,639

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,421,500)	17,477,609
NET ASSETS:
Beginning of period	73,746,566	56,268,957

End of period (a)	$67,325,066	$73,746,566

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(21,822)	$35,337

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO(o)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class IA			2009	2008	2007	2006	2005
Net asset value, beginning of period	$6.47		$4.95	$9.20	$8.62	$8.26	$7.84

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.03 (e)	0.04 (e)	0.04 (e)	0.03 (e)	—	#(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.42)		1.52	(4.16)	1.02	0.42	0.70

Total from investment operations	(0.42)		1.55	(4.12)	1.06	0.45	0.70

Less distributions:
Dividends from net investment income	—		(0.03)	(0.03)	(0.05)	—	—
Distributions from net realized gains	—		—	(0.10)	(0.43)	(0.09)	(0.28)

Total dividends and distributions	—		(0.03)	(0.13)	(0.48)	(0.09)	(0.28)

Net asset value, end of period	$6.05		$6.47	$4.95	$9.20	$8.62	$8.26

Total return (b)	(6.49)%		31.33%	(45.10)%	12.38%	5.50%	8.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,858		$3,444	$2,956	$6,475	$7,005	$74
Ratio of expenses to average net assets:
After waivers (a)	0.87%		0.89%	0.81%	0.80%	0.80%	0.80%
After waivers and fees paid indirectly (a)	0.87%		0.89%	0.81%	0.80%	0.80%	0.78%
Before waivers and fees paid indirectly (a)	0.87%		0.92%	0.89%	0.88%	0.87%	0.84%
Ratio of net investment income to average net assets:
After waivers (a)	0.08%		0.52%	0.56%	0.48%	0.34%	(0.02)%
After waivers and fees paid indirectly (a)	0.08%		0.52%	0.56%	0.48%	0.34%	—	‡‡
Before waivers and fees paid indirectly (a)	0.08%		0.50%	0.48%	0.41%	0.27%	(0.06)%
Portfolio turnover rate	22%		62%	79%	57%	61%	114%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO(o)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class IB			2009		2008	2007		2006		2005
Net asset value, beginning of period	$6.40		$4.90		$9.10	$8.53		$8.19		$7.79

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	0.01	(e)	0.02 (e)	0.02	(e)	—	#(e)	(0.02	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.42)		1.50		(4.10)	1.00		0.43		0.70

Total from investment operations	(0.43)		1.51		(4.08)	1.02		0.43		0.68

Less distributions:
Dividends from net investment income	—		(0.01)		(0.02)	(0.02)		—		—
Distributions from net realized gains	—		—		(0.10)	(0.43)		(0.09)		(0.28)

Total dividends and distributions	—		(0.01)		(0.12)	(0.45)		(0.09)		(0.28)

Net asset value, end of period	$5.97		$6.40		$4.90	$9.10		$8.53		$8.19

Total return (b)	(6.72)%		30.90%		(45.18)%	12.10%		5.30%		8.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$64,467		$70,302		$53,313	$94,220		$79,100		$72,411
Ratio of expenses to average net assets:
After waivers (a)	1.12%		1.14%		1.06%	1.05%		1.05%		1.05%
After waivers and fees paid indirectly (a)	1.12%		1.14%		1.06%	1.05%		1.05%		1.03%
Before waivers and fees paid indirectly (a)	1.12%		1.17	%(c)	1.14%	1.13	%(c)	1.12	%(c)	1.09%
Ratio of net investment income to average net assets:
After waivers (a)	(0.17)%		0.26%		0.32%	0.23%		(0.01)%		(0.27)%
After waivers and fees paid indirectly (a)	(0.17)%		0.26%		0.32%	0.23%		(0.01)%		(0.25)%
Before waivers and fees paid indirectly (a)	(0.17)%		0.24%		0.24%	0.16%		(0.06)%		(0.31)%
Portfolio turnover rate	22%		62%		79%	57%		61%		114%

#	Per share amount is less than $0.01.
‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(o)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Global Socially Responsive Portfolio that followed the same objectives as this Portfolio.

See Notes to Financial Statements.

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Information Technology	28.1%
Consumer Discretionary	14.2
Health Care	14.2
Consumer Staples	10.0
Energy	7.0
Materials	6.1
Industrials	6.0
Financials	5.6
Telecommunication Services	2.2
Cash and Other	6.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$899.90	$3.30
Hypothetical (5% average return before expenses)	1,000.00	1,021.32	3.51
Class IB
Actual	1,000.00	899.10	4.47
Hypothetical (5% average return before expenses)	1,000.00	1,020.08	4.76

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (14.2%)
Diversified Consumer Services (1.2%)
Strayer Education, Inc.	18,900	$3,929,121

Media (5.8%)
DreamWorks Animation SKG, Inc., Class A*	169,300	4,833,515
Omnicom Group, Inc.	47,600	1,632,680
Scripps Networks Interactive, Inc., Class A	43,700	1,762,858
Time Warner Cable, Inc.	49,167	2,560,617
Time Warner, Inc.	46,033	1,330,814
Viacom, Inc., Class B	184,600	5,790,902

		17,911,386

Multiline Retail (3.3%)
Target Corp.	206,950	10,175,732

Specialty Retail (2.1%)
Lowe’s Cos., Inc.	88,500	1,807,170
Urban Outfitters, Inc.*	141,000	4,848,990

		6,656,160

Textiles, Apparel & Luxury Goods (1.8%)
Coach, Inc.	151,100	5,522,705

Total Consumer Discretionary		44,195,104

Consumer Staples (10.0%)
Beverages (3.7%)
PepsiCo, Inc.	185,800	11,324,510

Food & Staples Retailing (0.5%)
Wal-Mart Stores, Inc.	35,100	1,687,257

Food Products (0.5%)
General Mills, Inc.	43,100	1,530,912

Household Products (2.2%)
Colgate-Palmolive Co.	43,800	3,449,688
Procter & Gamble Co.	57,200	3,430,856

		6,880,544

Personal Products (1.3%)
Alberto-Culver Co.	64,700	1,752,723
Avon Products, Inc.	85,900	2,276,350

		4,029,073

Tobacco (1.8%)
Philip Morris International, Inc.	119,600	5,482,464

Total Consumer Staples		30,934,760

Energy (7.0%)
Energy Equipment & Services (6.4%)
Baker Hughes, Inc.	22,900	951,953
Diamond Offshore Drilling, Inc.	18,300	1,138,077
Halliburton Co.	114,600	2,813,430
Schlumberger Ltd.	145,291	8,040,404
Transocean Ltd.*	55,600	2,575,948
Weatherford International Ltd.*	317,900	4,177,206

		19,697,018

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (0.6%)
Anadarko Petroleum Corp.	51,700	$1,865,853

Total Energy		21,562,871

Financials (5.6%)
Capital Markets (3.3%)
Bank of New York Mellon Corp.	56,000	1,382,640
Charles Schwab Corp.	280,700	3,980,326
Goldman Sachs Group, Inc.	38,600	5,067,022

		10,429,988

Diversified Financial Services (0.9%)
JPMorgan Chase & Co.	74,300	2,720,123

Insurance (1.4%)
Progressive Corp.	189,000	3,538,080
RenaissanceReinsurance Holdings Ltd.	13,700	770,899

		4,308,979

Total Financials		17,459,090

Health Care (14.2%)
Biotechnology (2.1%)
Celgene Corp.*	129,500	6,581,190

Health Care Equipment & Supplies (2.9%)
Baxter International, Inc.	29,100	1,182,624
Boston Scientific Corp.*	242,300	1,405,340
Medtronic, Inc.	173,400	6,289,218

		8,877,182

Health Care Providers & Services (0.8%)
DaVita, Inc.*	11,128	694,832
Universal Health Services, Inc., Class B	46,100	1,758,715

		2,453,547

Health Care Technology (3.5%)
Cerner Corp.*	143,800	10,912,982

Pharmaceuticals (4.9%)
Allergan, Inc.	85,600	4,987,056
Merck & Co., Inc.	39,800	1,391,806
Shire plc (ADR)	107,000	6,567,660
Teva Pharmaceutical Industries Ltd. (ADR)	44,584	2,317,922

		15,264,444

Total Health Care		44,089,345

Industrials (6.0%)
Air Freight & Logistics (1.1%)
FedEx Corp.	50,000	3,505,500

Commercial Services & Supplies (0.8%)
Iron Mountain, Inc.	116,900	2,625,574

Construction & Engineering (0.3%)
Jacobs Engineering Group, Inc.*	22,000	801,680

Electrical Equipment (0.6%)
Emerson Electric Co.	42,600	1,861,194

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Machinery (2.5%)
Danaher Corp.	115,800	$4,298,496
Illinois Tool Works, Inc.	82,700	3,413,856

		7,712,352

Trading Companies & Distributors (0.7%)
W.W. Grainger, Inc.	20,800	2,068,560

Total Industrials		18,574,860

Information Technology (28.1%)
Communications Equipment (7.7%)
Cisco Systems, Inc.*	372,880	7,946,073
Juniper Networks, Inc.*	273,300	6,236,706
QUALCOMM, Inc.	216,700	7,116,428
Research In Motion Ltd.*	54,200	2,669,892

		23,969,099

Computers & Peripherals (4.3%)
Apple, Inc.*	39,790	10,008,379
NetApp, Inc.*	86,400	3,223,584

		13,231,963

Electronic Equipment, Instruments & Components (0.3%)
Jabil Circuit, Inc.	69,100	919,030

Internet Software & Services (4.6%)
Akamai Technologies, Inc.*	55,200	2,239,464
eBay, Inc.*	76,600	1,502,126
Google, Inc., Class A*	23,380	10,402,931

		14,144,521

IT Services (2.9%)
International Business Machines Corp.	15,400	1,901,592
Paychex, Inc.	61,600	1,599,752
Visa, Inc., Class A	78,800	5,575,100

		9,076,444

Semiconductors & Semiconductor Equipment (3.6%)
Broadcom Corp., Class A	146,400	4,826,808
First Solar, Inc.*	45,700	5,202,031
Maxim Integrated Products, Inc.	78,000	1,304,940

		11,333,779

Software (4.7%)
Adobe Systems, Inc.*	182,200	4,815,546
Nintendo Co., Ltd. (ADR)	133,100	4,960,903
Oracle Corp.	220,200	4,725,492

		14,501,941

Total Information Technology		87,176,777

	Number of Shares	Value (Note 1)

Materials (6.1%)
Chemicals (2.0%)
Ecolab, Inc.	47,400	$2,128,734
Monsanto Co.	88,700	4,099,714

		6,228,448

Construction Materials (1.4%)
Vulcan Materials Co.	101,100	4,431,213

Metals & Mining (2.7%)
Allegheny Technologies, Inc.	138,100	6,102,639
Cliffs Natural Resources, Inc.	46,700	2,202,372

		8,305,011

Total Materials		18,964,672

Telecommunication Services (2.2%)
Wireless Telecommunication Services (2.2%)
American Tower Corp., Class A*	151,858	6,757,681

Total Telecommunication Services		6,757,681

Total Common Stocks (93.4%) (Cost $283,260,098)		289,715,160

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (6.7%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $20,730,876)	$20,730,876	20,730,876

Total Investments (100.1%) (Cost/Amortized Cost $303,990,974)		310,446,036
Other Assets Less Liabilities (-0.1%)		(174,773)

Net Assets (100%)		$310,271,263

*	Non-income producing.

Glossary:

ADR—	American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$44,195,104	$—	$—	$44,195,104
Consumer Staples	30,934,760	—	—	30,934,760
Energy	21,562,871	—	—	21,562,871
Financials	17,459,090	—	—	17,459,090
Health Care	44,089,345	—	—	44,089,345
Industrials	18,574,860	—	—	18,574,860
Information Technology	87,176,777	—	—	87,176,777
Materials	18,964,672	—	—	18,964,672
Telecommunication Services	6,757,681	—	—	6,757,681
Short-Term Investments	—	20,730,876	—	20,730,876

Total Assets	$289,715,160	$20,730,876	$—	$310,446,036

Total Liabilities	$—	$—	$—	$—

Total	$289,715,160	$20,730,876	$—	$310,446,036

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$43,947,327
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$73,006,628

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,878,448
Aggregate gross unrealized depreciation	(27,029,558)

Net unrealized appreciation	$5,848,890

Federal income tax cost of investments	$304,597,146

The Portfolio has a net capital loss carryforward of $168,770,670 of which $36,146,108 expires in the year 2010, $17,002,340 expires in the year 2011, $29,260,906 expires in the year 2016, and $86,361,316 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $303,990,974)	$310,446,036
Dividends, interest and other receivables	231,923
Receivable from Separate Accounts for Trust shares sold	22,249
Other assets	4,274

Total assets	310,704,482

LIABILITIES
Investment management fees payable	151,593
Payable to Separate Accounts for Trust shares redeemed	94,175
Distribution fees payable - Class IB	64,542
Administrative fees payable	30,054
Trustees’ fees payable	1,226
Accrued expenses	91,629

Total liabilities	433,219

NET ASSETS	$310,271,263

Net assets were comprised of:
Paid in capital	$470,347,066
Accumulated undistributed net investment income (loss)	1,029,852
Accumulated undistributed net realized gain (loss) on investments	(167,560,717)
Unrealized appreciation (depreciation) on investments	6,455,062

Net assets	$310,271,263

Class IA
Net asset value, offering and redemption price per share, $1,021,617 / 97,067 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.52

Class IB
Net asset value, offering and redemption price per share, $309,249,646 / 29,435,313 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.51

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$2,577,261

EXPENSES
Investment management fees	1,124,285
Distribution fees - Class IB	431,526
Administrative fees	192,116
Printing and mailing expenses	20,506
Professional fees	11,625
Custodian fees	5,951
Trustees’ fees	4,143
Miscellaneous	4,580

Gross expenses	1,794,732
Less: Waiver from investment advisor	(152,861)
Fees paid indirectly	(18,469)

Net expenses	1,623,402

NET INVESTMENT INCOME (LOSS)	953,859

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	4,792,919
Net change in unrealized appreciation (depreciation) on securities	(40,772,771)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(35,979,852)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(35,025,993)

See Notes to Financial Statements.

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EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$953,859	$1,086,176
Net realized gain (loss) on investments	4,792,919	(75,071,363)
Net change in unrealized appreciation (depreciation) on investments	(40,772,771)	166,169,248

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(35,025,993)	92,184,061

DIVIDENDS:
Dividends from net investment income
Class IA	—	(3,088)
Class IB	—	(1,022,529)

TOTAL DIVIDENDS	—	(1,025,617)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [68,409 and 75,746 shares, respectively]	802,530	721,778
Capital shares issued in reinvestment of dividends [0 and 272 shares, respectively]	—	3,088
Capital shares repurchased [(21,411) and (82,528) shares, respectively]	(236,839)	(756,826)

Total Class IA transactions	565,691	(31,960)

Class IB
Capital shares sold [1,180,222 and 3,737,216 shares, respectively]	13,748,426	35,454,733
Capital shares issued in reinvestment of dividends [0 and 90,340 shares, respectively]	—	1,022,529
Capital shares repurchased [(2,182,740) and (5,872,494) shares, respectively]	(25,357,142)	(57,252,840)

Total Class IB transactions	(11,608,716)	(20,775,578)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,043,025)	(20,807,538)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(46,069,018)	70,350,906
NET ASSETS:
Beginning of period	356,340,281	285,989,375

End of period (a)	$310,271,263	$356,340,281

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,029,852	$75,993

See Notes to Financial Statements.

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EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009	2008	2007	2006	2005
Net asset value, beginning of period	$11.69	$8.79	$14.82	$14.01	$13.07	$12.43

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.05 (e)	0.06 (e)	0.05 (e)	0.03 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments	(1.24)	2.91	(6.01)	0.76	0.97	0.65

Total from investment operations	(1.17)	2.96	(5.95)	0.81	1.00	0.67

Less distributions:
Dividends from net investment income	—	(0.06)	(0.08)	—	(0.06)	(0.03)

Net asset value, end of period	$10.52	$11.69	$8.79	$14.82	$14.01	$13.07

Total return (b)	(10.01)%	33.73%	(40.24)%	5.78%	7.63%	5.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,022	$586	$498	$8,206	$139	$131
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.69%	0.69%	0.69%	0.70%	0.69%	0.69%
Before waivers and fees paid indirectly (a)	0.79%	0.81%	0.80%	0.79%	0.78%	0.74%
Ratio of net investment income to average net assets:
After waivers (a)	1.14%	0.54%	0.42%	0.36%	0.24%	0.17%
After waivers and fees paid indirectly (a)	1.15%	0.55%	0.43%	0.36%	0.25%	0.18%
Before waivers and fees paid indirectly (a)	1.05%	0.43%	0.32%	0.27%	0.17%	0.13%
Portfolio turnover rate	13%	50%	43%	39%	33%	49%

See Notes to Financial Statements.

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EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009	2008	2007		2006		2005
Net asset value, beginning of period	$11.69	$8.79	$14.78	$14.01		$13.06		$12.46

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.03 (e)	0.02 (e)	—	#(e)	—	#(e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments	(1.21)	2.90	(5.99)	0.77		0.97		0.64

Total from investment operations	(1.18)	2.93	(5.97)	0.77		0.97		0.63

Less distributions:
Dividends from net investment income	—	(0.03)	(0.02)	—		(0.02)		(0.03)

Net asset value, end of period	$10.51	$11.69	$8.79	$14.78		$14.01		$13.06

Total return (b)	(10.09)%	33.39%	(40.38)%	5.50%		7.44%		5.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$309,250	$355,755	$285,492	$476,867		$402,219		$297,416
Ratio of expenses to average net assets:
After waivers (a)	0.95%	0.95%	0.95%	0.95%		0.95%		0.95%
After waivers and fees paid indirectly (a)	0.94%	0.94%	0.94%	0.95%		0.94%		0.94%
Before waivers and fees paid indirectly (a)	1.04%	1.06%	1.05%	1.04%		1.03%		0.99%
Ratio of net investment income to average net assets:
After waivers (a)	0.54%	0.34%	0.16%	0.01%		(0.01)%		(0.08)%
After waivers and fees paid indirectly (a)	0.55%	0.35%	0.17%	0.01%		—	%‡‡	(0.07)%
Before waivers and fees paid indirectly (a)	0.45%	0.23%	0.06%	(0.08)%		(0.09)%		(0.12)%
Portfolio turnover rate	13%	50%	43%	39%		33%		49%

#	Per share amount is less than $0.01.
‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Information Technology	16.8%
Energy	13.9
Consumer Discretionary	13.6
Financials	13.0
Health Care	12.1
Consumer Staples	10.0
Industrials	8.3
Materials	5.1
Telecommunication Services	4.3
Utilities	2.0
Cash and Other	0.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$924.20	$3.44
Hypothetical (5% average return before expenses)	1,000.00	1,021.22	3.61
Class IB
Actual	1,000.00	923.40	4.63
Hypothetical (5% average return before expenses)	1,000.00	1,019.98	4.86

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.72% and 0.97%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.6%)
Diversified Consumer Services (1.2%)
Strayer Education, Inc.	57,500	$11,953,675

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	222,900	6,740,496
McDonald’s Corp.	156,900	10,335,003

		17,075,499

Household Durables (0.6%)
Stanley Black & Decker, Inc.	122,700	6,198,804

Media (3.8%)
CBS Corp., Class B	213,600	2,761,848
DreamWorks Animation SKG, Inc., Class A*	144,700	4,131,185
Gannett Co., Inc.	824,300	11,095,078
Scripps Networks Interactive, Inc., Class A	160,300	6,466,502
Time Warner Cable, Inc.	206,430	10,750,874
Viacom, Inc., Class B	151,600	4,755,692

		39,961,179

Multiline Retail (2.3%)
Target Corp.	490,600	24,122,802

Specialty Retail (3.0%)
Home Depot, Inc.	331,600	9,308,012
Lowe’s Cos., Inc.	384,300	7,847,406
Urban Outfitters, Inc.*	424,200	14,588,238

		31,743,656

Textiles, Apparel & Luxury Goods (1.1%)
Coach, Inc.	298,900	10,924,795

Total Consumer Discretionary		141,980,410

Consumer Staples (10.0%)
Beverages (2.0%)
PepsiCo, Inc.	341,900	20,838,805

Food Products (2.7%)
General Mills, Inc.	406,600	14,442,432
Kraft Foods, Inc., Class A	496,814	13,910,792

		28,353,224

Household Products (2.8%)
Colgate-Palmolive Co.	143,100	11,270,556
Procter & Gamble Co.	290,500	17,424,190

		28,694,746

Personal Products (0.6%)
Alberto-Culver Co.	225,900	6,119,631

Tobacco (1.9%)
Philip Morris International, Inc.	440,972	20,214,157

Total Consumer Staples		104,220,563

Energy (13.9%)
Energy Equipment & Services (3.8%)
Halliburton Co.	427,200	10,487,760
Schlumberger Ltd.	201,600	11,156,544
Transocean Ltd.*	132,100	6,120,193
Weatherford International Ltd.*	854,700	11,230,758

		38,995,255

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (10.1%)
Anadarko Petroleum Corp.	233,700	$8,434,233
Cenovus Energy, Inc.	444,800	11,471,392
Chevron Corp.	470,512	31,928,944
Pioneer Natural Resources Co.	337,300	20,052,485
Royal Dutch Shell plc (ADR), Class A	670,200	33,657,444

		105,544,498

Total Energy		144,539,753

Financials (13.0%)
Capital Markets (5.0%)
Bank of New York Mellon Corp.	222,600	5,495,994
BlackRock, Inc.	11,000	1,577,400
Charles Schwab Corp.	396,400	5,620,952
Goldman Sachs Group, Inc.	300,900	39,499,143

		52,193,489

Diversified Financial Services (2.7%)
CME Group, Inc.	19,700	5,546,535
JPMorgan Chase & Co.	618,936	22,659,247

		28,205,782

Insurance (3.8%)
Allstate Corp.	500,400	14,376,492
Aon Corp.	177,000	6,570,240
Progressive Corp.	542,700	10,159,344
RenaissanceReinsurance Holdings Ltd.	146,800	8,260,436

		39,366,512

Real Estate Investment Trusts (REITs) (1.5%)
Plum Creek Timber Co., Inc. (REIT)	151,600	5,234,748
Ventas, Inc. (REIT)	234,800	11,023,860

		16,258,608

Total Financials		136,024,391

Health Care (12.1%)
Biotechnology (2.0%)
Celgene Corp.*	407,200	20,693,904

Health Care Equipment & Supplies (1.4%)
Boston Scientific Corp.*	985,400	5,715,320
Medtronic, Inc.	247,500	8,976,825

		14,692,145

Health Care Providers & Services (0.7%)
DaVita, Inc.*	49,581	3,095,837
Universal Health Services, Inc., Class B	132,600	5,058,690

		8,154,527

Health Care Technology (1.7%)
Cerner Corp.*	232,200	17,621,658

Life Sciences Tools & Services (0.7%)
Mettler-Toledo International, Inc.*	63,900	7,133,157

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Pharmaceuticals (5.6%)
Allergan, Inc.	395,712	$23,054,181
Merck & Co., Inc.	285,110	9,970,297
Shire plc (ADR)	412,600	25,325,388

		58,349,866

Total Health Care		126,645,257

Industrials (8.3%)
Aerospace & Defense (0.5%)
Spirit AeroSystems Holdings, Inc., Class A*	288,200	5,493,092

Air Freight & Logistics (1.4%)
FedEx Corp.	206,400	14,470,704

Commercial Services & Supplies (0.6%)
Iron Mountain, Inc.	275,400	6,185,484

Construction & Engineering (0.5%)
Jacobs Engineering Group, Inc.*	134,700	4,908,468

Electrical Equipment (0.9%)
Emerson Electric Co.	211,400	9,236,066

Industrial Conglomerates (0.4%)
General Electric Co.	288,728	4,163,458

Machinery (2.5%)
Cummins, Inc.	199,600	12,999,948
Danaher Corp.	217,000	8,055,040
Illinois Tool Works, Inc.	121,800	5,027,904

		26,082,892

Road & Rail (1.5%)
Norfolk Southern Corp.	296,500	15,729,325

Total Industrials		86,269,489

Information Technology (16.8%)
Communications Equipment (4.4%)
Cisco Systems, Inc.*	569,087	12,127,244
Juniper Networks, Inc.*	523,800	11,953,116
QUALCOMM, Inc.	583,100	19,149,004
Research In Motion Ltd.*	60,600	2,985,156

		46,214,520

Computers & Peripherals (3.6%)
Apple, Inc.*	90,200	22,688,006
NetApp, Inc.*	406,500	15,166,515

		37,854,521

Electronic Equipment, Instruments & Components (1.1%)
Jabil Circuit, Inc.	815,800	10,850,140

Internet Software & Services (1.5%)
Google, Inc., Class A*	35,380	15,742,331

IT Services (2.8%)
International Business Machines Corp.	105,800	13,064,184
Visa, Inc., Class A	226,400	16,017,800

		29,081,984

Semiconductors & Semiconductor Equipment (1.4%)
First Solar, Inc.*	50,200	5,714,266
Maxim Integrated Products, Inc.	520,300	8,704,619

		14,418,885

	Number of Shares	Value (Note 1)

Software (2.0%)
Adobe Systems, Inc.*	275,300	$7,276,179
Oracle Corp.	615,300	13,204,338

		20,480,517

Total Information Technology		174,642,898

Materials (5.1%)
Chemicals (1.9%)
Air Products & Chemicals, Inc.	112,700	7,304,087
Monsanto Co.	149,200	6,896,024
Potash Corp. of Saskatchewan, Inc.	67,400	5,812,576

		20,012,687

Construction Materials (0.5%)
Vulcan Materials Co.	124,900	5,474,367

Metals & Mining (2.7%)
Allegheny Technologies, Inc.	214,300	9,469,917
Barrick Gold Corp.	165,300	7,506,273
Cliffs Natural Resources, Inc.	110,400	5,206,464
Nucor Corp.	150,200	5,749,656

		27,932,310

Total Materials		53,419,364

Telecommunication Services (4.3%)
Diversified Telecommunication Services (0.5%)
Qwest Communications International, Inc.	973,400	5,110,350

Wireless Telecommunication Services (3.8%)
American Tower Corp., Class A*	900,400	40,067,800

Total Telecommunication Services		45,178,150

Utilities (2.0%)
Electric Utilities (0.9%)
Edison International	156,100	4,951,492
PPL Corp.	184,800	4,610,760

		9,562,252

Multi-Utilities (0.4%)
Sempra Energy	91,600	4,285,964

Water Utilities (0.7%)
American Water Works Co., Inc.	316,600	6,521,960

Total Utilities		20,370,176

Total Common Stocks (99.1%) (Cost $1,007,973,750)		1,033,290,451

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Time Deposit (1.6%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $16,194,843)	$16,194,843	$16,194,843

Total Investments (100.7%) (Cost/Amortized Cost $1,024,168,593)		1,049,485,294
Other Assets Less Liabilities (-0.7%)		(6,872,306)

Net Assets (100%)		$1,042,612,988

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$141,980,410	$–	$–	$141,980,410
Consumer Staples	104,220,563	–	–	104,220,563
Energy	144,539,753	–	–	144,539,753
Financials	136,024,391	–	–	136,024,391
Health Care	126,645,257	–	–	126,645,257
Industrials	86,269,489	–	–	86,269,489
Information Technology	174,642,898	–	–	174,642,898
Materials	53,419,364	–	–	53,419,364
Telecommunication Services	45,178,150	–	–	45,178,150
Utilities	20,370,176	–	–	20,370,176
Short-Term Investments	–	16,194,843	–	16,194,843

Total Assets	$1,033,290,451	$16,194,843	$–	$1,049,485,294

Total Liabilities	$–	$–	$–	$–

Total	$1,033,290,451	$16,194,843	$–	$1,049,485,294

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$143,313,777
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$211,148,752

See Notes to Financial Statements.

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EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$113,620,761
Aggregate gross unrealized depreciation	(88,304,060)

Net unrealized appreciation	$25,316,701

Federal income tax cost of investments	$1,024,168,593

The Portfolio has a net capital loss carryforward of $423,362,470 of which $191,969,826 expires in the year 2016 and $231,392,644 expires in the year 2017.

See Notes to Financial Statements.

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EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $1,024,168,593)	$1,049,485,294
Dividends, interest and other receivables	1,055,884
Receivable from Separate Accounts for Trust shares sold	62,837
Other assets	19,843

Total assets	1,050,623,858

LIABILITIES
Overdraft payable	546
Payable for securities purchased	6,616,141
Investment management fees payable	538,195
Payable to Separate Accounts for Trust shares redeemed	360,500
Distribution fees payable - Class IB	223,139
Administrative fees payable	95,404
Trustees’ fees payable	4,123
Accrued expenses	172,822

Total liabilities	8,010,870

NET ASSETS	$1,042,612,988

Net assets were comprised of:
Paid in capital	$1,414,348,538
Accumulated undistributed net investment income (loss)	4,935,266
Accumulated undistributed net realized gain (loss) on investments	(401,987,517)
Unrealized appreciation (depreciation) on investments	25,316,701

Net assets	$1,042,612,988

Class IA
Net asset value, offering and redemption price per share, $19,332,714 / 1,980,907 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.76

Class IB
Net asset value, offering and redemption price per share, $1,023,280,274 / 104,854,440 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.76

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $32,916 foreign withholding tax)	$10,415,520
Interest	19
Securities lending (net)	5,696

Total income	10,421,235

EXPENSES
Investment management fees	3,736,696
Distribution fees - Class IB	1,426,926
Administrative fees	610,699
Printing and mailing expenses	68,960
Professional fees	18,852
Custodian fees	16,364
Trustees’ fees	13,947
Miscellaneous	13,921

Gross expenses	5,906,365
Less: Waiver from investment advisor	(294,909)
Fees paid indirectly	(12,448)

Net expenses	5,599,008

NET INVESTMENT INCOME (LOSS)	4,822,227

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	21,374,953
Net change in unrealized appreciation (depreciation) on securities	(112,576,000)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(91,201,047)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(86,378,820)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,822,227	$12,244,297
Net realized gain (loss) on investments	21,374,953	(177,115,999)
Net change in unrealized appreciation (depreciation) on investments	(112,576,000)	460,841,105

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(86,378,820)	295,969,403

DIVIDENDS:
Dividends from net investment income
Class IA	—	(277,682)
Class IB	—	(11,841,779)

TOTAL DIVIDENDS	—	(12,119,461)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [161,563 and 405,299 shares, respectively]	1,746,126	3,713,797
Capital shares issued in reinvestment of dividends [0 and 27,048 shares, respectively]	—	277,682
Capital shares repurchased [(282,739) and (601,446) shares, respectively]	(3,041,360)	(5,338,314)

Total Class IA transactions	(1,295,234)	(1,346,835)

Class IB
Capital shares sold [1,094,443 and 4,261,654 shares, respectively]	11,693,121	36,473,768
Capital shares issued in reinvestment of dividends [0 and 1,152,012 shares, respectively]	—	11,841,779
Capital shares repurchased [(7,830,912) and (18,308,205) shares, respectively]	(83,357,858)	(158,852,352)

Total Class IB transactions	(71,664,737)	(110,536,805)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(72,959,971)	(111,883,640)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(159,338,791)	171,966,302
NET ASSETS:
Beginning of period	1,201,951,779	1,029,985,477

End of period (a)	$1,042,612,988	$1,201,951,779

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,935,266	$113,039

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO (h)(p)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009	2008	2007	2006	2005
Net asset value, beginning of period	$10.56	$8.12	$13.87	$13.94	$12.50	$11.86

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.12 (e)	0.13 (e)	0.13 (e)	0.11 (e)	0.09 (e)
Net realized and unrealized gain (loss) on investments	(0.86)	2.45	(5.55)	0.13	1.44	0.65

Total from investment operations	(0.80)	2.57	(5.42)	0.26	1.55	0.74

Less distributions:
Dividends from net investment income	—	(0.13)	(0.13)	(0.18)	(0.11)	(0.10)
Distributions from net realized gains	—	—	(0.20)	(0.15)	—	—

Total dividends and distributions	—	(0.13)	(0.33)	(0.33)	(0.11)	(0.10)

Net asset value, end of period	$9.76	$10.56	$8.12	$13.87	$13.94	$12.50

Total return (b)	(7.58)%	31.73%	(39.50)%	1.89%	12.32%	6.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,333	$22,197	$18,434	$36,235	$4,494	$3,981
Ratio of expenses to average net assets:
After waivers (a)	0.72%	0.72%	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.72%	0.71%	0.69%	0.70%	0.69%	0.69%
Before waivers and fees paid indirectly (a)	0.77%	0.79%	0.77%	0.76%	0.75%	0.70%
Ratio of net investment income to average net assets:
After waivers (a)	1.07%	1.39%	1.14%	0.92%	0.81%	0.72%
After waivers and fees paid indirectly (a)	1.07%	1.41%	1.15%	0.93%	0.82%	0.73%
Before waivers and fees paid indirectly (a)	1.02%	1.32%	1.08%	0.86%	0.76%	0.72%
Portfolio turnover rate	13%	53%	41%	68%	28%	30%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO (h)(p)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009	2008	2007	2006	2005
Net asset value, beginning of period	$10.57	$8.13	$13.88	$13.95	$12.51	$11.86

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.10 (e)	0.10 (e)	0.09 (e)	0.07 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments	(0.85)	2.45	(5.54)	0.13	1.45	0.66

Total from investment operations	(0.81)	2.55	(5.44)	0.22	1.52	0.72

Less distributions:
Dividends from net investment income	—	(0.11)	(0.11)	(0.14)	(0.08)	(0.07)
Distributions from net realized gains	—	—	(0.20)	(0.15)	—	—

Total dividends and distributions	—	(0.11)	(0.31)	(0.29)	(0.08)	(0.07)

Net asset value, end of period	$9.76	$10.57	$8.13	$13.88	$13.95	$12.51

Total return (b)	(7.66)%	31.36%	(39.62)%	1.63%	12.12%	6.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,023,280	$1,179,755	$1,011,551	$1,997,795	$1,060,928	$1,025,615
Ratio of expenses to average net assets:
After waivers (a)	0.97%	0.97%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.97%	0.96%	0.94%	0.95%	0.94%	0.94%
Before waivers and fees paid indirectly (a)	1.02%	1.04%	1.02%	1.01%	1.00%	0.95%
Ratio of net investment income to average net assets:
After waivers (a)	0.82%	1.15%	0.89%	0.59%	0.56%	0.47%
After waivers and fees paid indirectly (a)	0.83%	1.16%	0.90%	0.59%	0.57%	0.48%
Before waivers and fees paid indirectly (a)	0.77%	1.08%	0.83%	0.52%	0.51%	0.47%
Portfolio turnover rate	13%	53%	41%	68%	28%	30%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(h)	On July 6, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Capital Guardian U.S. Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2007 represents the results of operations of the EQ/Capital Guardian Research Portfolio.
(p)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Diversified Portfolio and EQ/MONY Equity Growth Portfolio that followed the same objectives as this Portfolio.

See Notes to Financial Statements.

EQ/COMMON STOCK INDEX PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Information Technology	18.3%
Financials	17.0
Health Care	12.3
Industrials	11.1
Consumer Discretionary	10.9
Energy	9.9
Consumer Staples	9.7
Materials	3.9
Utilities	3.7
Telecommunication Services	2.8
Cash and Other	0.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$936.60	$2.26
Hypothetical (5% average return before expenses)	1,000.00	1,022.46	2.36
Class IB
Actual	1,000.00	935.50	3.46
Hypothetical (5% average return before expenses)	1,000.00	1,021.22	3.61

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.47% and 0.72%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.9%)
Auto Components (0.4%)
Autoliv, Inc.*	35,000	$1,674,750
BorgWarner, Inc.*	44,530	1,662,750
Cooper Tire & Rubber Co.	23,100	450,450
Dana Holding Corp.*	52,900	529,000
Federal-Mogul Corp.*	28,200	367,164
Fuel Systems Solutions, Inc.*	11,800	306,210
Gentex Corp.	62,900	1,130,942
Goodyear Tire & Rubber Co.*	99,100	985,054
Johnson Controls, Inc.	254,330	6,833,847
Lear Corp.*	17,700	1,171,740
Modine Manufacturing Co.*	830	6,375
Stoneridge, Inc.*	800	6,072
Tenneco, Inc.*	22,600	475,956
TRW Automotive Holdings Corp.*	29,700	818,829

		16,419,139

Automobiles (0.3%)
Ford Motor Co.*	1,260,900	12,709,872
Harley-Davidson, Inc.	89,050	1,979,582
Thor Industries, Inc.	26,110	620,112
Winnebago Industries, Inc.*	1,470	14,612

		15,324,178

Distributors (0.1%)
Core-Mark Holding Co., Inc.*	40	1,096
Genuine Parts Co.	60,000	2,367,000
LKQ Corp.*	54,000	1,041,120

		3,409,216

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	8,600	375,820
Apollo Group, Inc., Class A*	53,030	2,252,184
Capella Education Co.*	7,800	634,530
Career Education Corp.*	40,090	922,872
Coinstar, Inc.*	19,900	855,103
Corinthian Colleges, Inc.*	34,300	337,855
DeVry, Inc.	25,800	1,354,242
Education Management Corp.*	27,100	413,275
H&R Block, Inc.	142,850	2,241,316
Hillenbrand, Inc.	26,700	571,113
ITT Educational Services, Inc.*	16,100	1,336,622
K12, Inc.*	16,500	365,970
Matthews International Corp., Class A	13,300	389,424
Regis Corp.	40,600	632,142
Service Corp. International	96,300	712,620
Sotheby’s, Inc.	25,300	578,611
Steiner Leisure Ltd.*	150	5,766
Strayer Education, Inc.	6,000	1,247,340
Weight Watchers International, Inc.	15,500	398,195

		15,625,000

Hotels, Restaurants & Leisure (1.8%)
Bally Technologies, Inc.*	26,650	863,193
Biglari Holdings, Inc.*	27	7,746
BJ’s Restaurants, Inc.*	550	12,980

	Number of Shares	Value (Note 1)

Bob Evans Farms, Inc.	23,530	$579,309
Brinker International, Inc.	50,690	732,977
Burger King Holdings, Inc.	33,000	555,720
Carnival Corp.	165,260	4,997,462
CEC Entertainment, Inc.*	22,050	777,483
Cheesecake Factory, Inc.*	22,800	507,528
Chipotle Mexican Grill, Inc.*	12,700	1,737,487
Choice Hotels International, Inc.	15,500	468,255
Churchill Downs, Inc.	30	984
CKE Restaurants, Inc.	660	8,270
Darden Restaurants, Inc.	62,950	2,445,608
Denny’s Corp.*	2,590	6,734
Gaylord Entertainment Co.*	30,900	682,581
Hyatt Hotels Corp., Class A*	16,500	611,985
International Game Technology	112,660	1,768,762
International Speedway Corp., Class A	14,900	383,824
Interval Leisure Group, Inc.*	1,064	13,247
Isle of Capri Casinos, Inc.*	420	3,889
Jack in the Box, Inc.*	25,580	497,531
Krispy Kreme Doughnuts, Inc.*	1,140	3,842
Las Vegas Sands Corp.*	126,200	2,794,068
Life Time Fitness, Inc.*	25,100	797,929
Marriott International, Inc., Class A	102,625	3,072,592
McDonald’s Corp.	406,740	26,791,964
MGM MIRAGE*	103,400	996,776
O’Charleys, Inc.*	60	318
Panera Bread Co., Class A*	12,200	918,538
Papa John’s International, Inc.*	23,600	545,632
Penn National Gaming, Inc.*	25,700	593,670
Royal Caribbean Cruises Ltd.*	61,750	1,406,047
Ruby Tuesday, Inc.*	1,320	11,220
Scientific Games Corp., Class A*	30,000	276,000
Speedway Motorsports, Inc.	27,700	375,612
Starbucks Corp.	281,750	6,846,525
Starwood Hotels & Resorts Worldwide, Inc.	71,600	2,966,388
Vail Resorts, Inc.*	16,600	579,506
Wendy’s/Arby’s Group, Inc., Class A	192,500	770,000
WMS Industries, Inc.*	19,600	769,300
Wyndham Worldwide Corp.	80,470	1,620,666
Wynn Resorts Ltd.	28,500	2,173,695
Yum! Brands, Inc.	176,740	6,899,930

		78,873,773

Household Durables (0.6%)
Blyth, Inc.	360	12,265
CSS Industries, Inc.	240	3,960
D.R. Horton, Inc.	112,300	1,103,909
Ethan Allen Interiors, Inc.	26,010	363,880
Fortune Brands, Inc.	65,850	2,580,003
Garmin Ltd.	47,900	1,397,722
Harman International Industries, Inc.*	26,390	788,797
Jarden Corp.	29,900	803,413
KB Home	34,750	382,250
Leggett & Platt, Inc.	56,000	1,123,360
Lennar Corp., Class A	61,000	848,510

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

M.D.C. Holdings, Inc.	15,500	$417,725
Meritage Homes Corp.*	35,900	584,452
Mohawk Industries, Inc.*	21,200	970,112
Newell Rubbermaid, Inc.	124,600	1,824,144
NVR, Inc.*	2,500	1,637,575
Pulte Group, Inc.*	134,500	1,113,660
Ryland Group, Inc.	25,700	406,574
Stanley Black & Decker, Inc.	69,035	3,487,648
Tempur-Pedic International, Inc.*	27,400	842,550
Toll Brothers, Inc.*	56,300	921,068
Tupperware Brands Corp.	27,600	1,099,860
Whirlpool Corp.	28,420	2,495,845

		25,209,282

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	132,280	14,452,913
Expedia, Inc.	91,010	1,709,168
HSN, Inc.*	924	22,176
Liberty Media Corp. - Interactive, Class A*	225,830	2,371,215
Netflix, Inc.*	15,900	1,727,535
Orbitz Worldwide, Inc.*	470	1,791
Overstock.com, Inc.*	600	10,842
priceline.com, Inc.*	17,980	3,174,189
Shutterfly, Inc.*	670	16,053

		23,485,882

Leisure Equipment & Products (0.2%)
Brunswick Corp.	33,500	416,405
Callaway Golf Co.	41,600	251,264
Eastman Kodak Co.*	101,600	440,944
Hasbro, Inc.	54,300	2,231,730
Leapfrog Enterprises, Inc.*	1,750	7,035
Mattel, Inc.	154,700	3,273,452
Polaris Industries, Inc.	11,800	644,516
Pool Corp.	25,400	556,768
RC2 Corp.*	390	6,283
Steinway Musical Instruments, Inc.*	140	2,490

		7,830,887

Media (3.1%)
Arbitron, Inc.	14,700	376,761
Ascent Media Corp., Class A*	250	6,315
Cablevision Systems Corp. - New York Group, Class A	100,350	2,409,404
CBS Corp., Class B	263,520	3,407,314
Central European Media Enterprises Ltd., Class A*	21,400	425,860
Clear Channel Outdoor Holdings, Inc., Class A*	92,040	798,907
Comcast Corp., Class A	1,063,624	18,475,149
DIRECTV, Class A*	335,346	11,374,936
Discovery Communications, Inc., Class A*	107,500	3,838,825
DISH Network Corp., Class A	75,660	1,373,229
DreamWorks Animation SKG, Inc., Class A*	28,000	799,400
Gannett Co., Inc.	90,000	1,211,400
Global Sources Ltd.*	523	4,100
Harte-Hanks, Inc.	1,100	11,495

	Number of Shares	Value (Note 1)

Interactive Data Corp.	19,100	$637,558
Interpublic Group of Cos., Inc.*	192,700	1,373,951
John Wiley & Sons, Inc., Class A	17,000	657,390
Knology, Inc.*	70	765
Lamar Advertising Co., Class A*	37,000	907,240
Liberty Global, Inc., Class A*	96,100	2,497,639
Liberty Media Corp. - Capital, Class A*	30,300	1,269,873
Liberty Media Corp. - Starz*	19,400	1,005,696
Live Nation Entertainment, Inc.*	51,860	541,937
Madison Square Garden, Inc., Class A*	25,087	493,461
McGraw-Hill Cos., Inc.	119,330	3,357,946
Mediacom Communications Corp., Class A*	106,800	717,696
Meredith Corp.	13,600	423,368
Morningstar, Inc.*	13,000	552,760
New York Times Co., Class A*	51,200	442,880
News Corp., Class A	863,994	10,333,368
Omnicom Group, Inc.	116,100	3,982,230
Regal Entertainment Group, Class A	32,900	429,016
Scripps Networks Interactive, Inc., Class A	34,700	1,399,798
Sirius XM Radio, Inc.*	1,469,100	1,394,911
Thomson Reuters Corp.	141,400	5,066,362
Time Warner Cable, Inc.	134,002	6,978,824
Time Warner, Inc.	430,926	12,458,071
Valassis Communications, Inc.*	18,800	596,336
Viacom, Inc., Class B	229,660	7,204,434
Virgin Media, Inc.	135,100	2,254,819
Walt Disney Co.	750,268	23,633,442
Warner Music Group Corp.*	138,550	673,353
Washington Post Co., Class B	2,300	944,104
World Wrestling Entertainment, Inc., Class A	32,700	508,812

		137,251,135

Multiline Retail (0.8%)
Big Lots, Inc.*	36,400	1,168,076
Dillard’s, Inc., Class A	18,200	391,300
Dollar General Corp.*	26,400	727,320
Dollar Tree, Inc.*	56,025	2,332,321
Family Dollar Stores, Inc.	55,850	2,104,987
J.C. Penney Co., Inc.	106,650	2,290,842
Kohl’s Corp.*	116,010	5,510,475
Macy’s, Inc.	159,600	2,856,840
Nordstrom, Inc.	63,190	2,034,086
Saks, Inc.*	86,100	653,499
Sears Holdings Corp.*	20,900	1,351,185
Target Corp.	278,460	13,691,878

		35,112,809

Specialty Retail (2.1%)
Aaron’s, Inc.	27,400	467,718
Abercrombie & Fitch Co., Class A	36,600	1,123,254
Advance Auto Parts, Inc.	33,250	1,668,485
Aeropostale, Inc.*	35,300	1,010,992

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

American Eagle Outfitters, Inc.	79,100	$929,425
AnnTaylor Stores Corp.*	24,500	398,615
AutoNation, Inc.*	27,500	536,250
AutoZone, Inc.*	10,490	2,026,878
Barnes & Noble, Inc.	24,670	318,243
bebe Stores, Inc.	62,900	402,560
Bed Bath & Beyond, Inc.*	99,550	3,691,314
Best Buy Co., Inc.	130,310	4,412,297
Borders Group, Inc.*	1,010	1,343
Cabela’s, Inc.*	29,400	415,716
CarMax, Inc.*	100,250	1,994,975
Cato Corp., Class A	80	1,762
Charming Shoppes, Inc.*	2,540	9,525
Chico’s FAS, Inc.	67,550	667,394
Children’s Place Retail Stores, Inc.*	10,450	460,009
Christopher & Banks Corp.	1,620	10,028
Collective Brands, Inc.*	34,310	542,098
Dick’s Sporting Goods, Inc.*	41,500	1,032,935
Dress Barn, Inc.*	22,400	533,344
DSW, Inc., Class A*	33,940	762,292
Foot Locker, Inc.	68,400	863,208
GameStop Corp., Class A*	65,200	1,225,108
Gap, Inc.	173,590	3,378,061
Guess?, Inc.	29,000	905,960
Gymboree Corp.*	18,980	810,636
hhgregg, Inc.*	60	1,399
Home Depot, Inc.	640,160	17,969,291
J. Crew Group, Inc.*	29,300	1,078,533
Limited Brands, Inc.	119,890	2,645,972
Lowe’s Cos., Inc.	545,540	11,139,927
Men’s Wearhouse, Inc.	34,000	624,240
New York & Co., Inc.*	1,660	3,801
Office Depot, Inc.*	104,200	420,968
OfficeMax, Inc.*	32,100	419,226
O’Reilly Automotive, Inc.*	56,950	2,708,542
PetSmart, Inc.	50,500	1,523,585
RadioShack Corp.	61,100	1,192,061
Rent-A-Center, Inc.*	33,110	670,809
Ross Stores, Inc.	46,280	2,466,261
Sally Beauty Holdings, Inc.*	102,890	843,698
Signet Jewelers Ltd.*	32,380	890,450
Sonic Automotive, Inc., Class A*	990	8,474
Stage Stores, Inc.	1,110	11,855
Staples, Inc.	275,950	5,256,847
Systemax, Inc.	1,000	15,070
Tiffany & Co.	54,700	2,073,677
TJX Cos., Inc.	154,200	6,468,690
Tractor Supply Co.	15,500	945,035
Urban Outfitters, Inc.*	49,350	1,697,147
Wet Seal, Inc., Class A*	3,010	10,987
Williams-Sonoma, Inc.	52,900	1,312,978
Zumiez, Inc.*	1,260	20,299

		93,020,247

Textiles, Apparel & Luxury Goods (0.6%)
American Apparel, Inc.*	280	512
Carter’s, Inc.*	24,680	647,850
Coach, Inc.	115,320	4,214,946
Crocs, Inc.*	1,390	14,706
Deckers Outdoor Corp.*	6,000	857,220

	Number of Shares	Value (Note 1)

Fossil, Inc.*	26,200	$909,140
Hanesbrands, Inc.*	42,700	1,027,362
Jones Apparel Group, Inc.	53,230	843,696
K-Swiss, Inc., Class A*	350	3,930
Liz Claiborne, Inc.*	71,600	302,152
Maidenform Brands, Inc.*	310	6,312
Movado Group, Inc.*	280	2,990
NIKE, Inc., Class B	141,680	9,570,484
Oxford Industries, Inc.	990	20,721
Perry Ellis International, Inc.*	700	14,140
Phillips-Van Heusen Corp.	23,440	1,084,569
Polo Ralph Lauren Corp.	21,170	1,544,563
Skechers U.S.A., Inc., Class A*	13,100	478,412
Steven Madden Ltd.*	90	2,837
Timberland Co., Class A*	36,300	586,245
Under Armour, Inc., Class A*	16,400	543,332
Unifi, Inc.*	2,210	8,442
UniFirst Corp.	180	7,924
VF Corp.	38,600	2,747,548
Volcom, Inc.*	190	3,528
Warnaco Group, Inc.*	22,800	823,992
Wolverine World Wide, Inc.	21,100	532,142

		26,799,695

Total Consumer Discretionary		478,361,243

Consumer Staples (9.7%)
Beverages (2.0%)
Brown-Forman Corp., Class B	44,800	2,563,904
Central European Distribution Corp.*	17,900	382,702
Coca-Cola Co.	796,370	39,914,064
Coca-Cola Enterprises, Inc.	136,200	3,522,132
Dr. Pepper Snapple Group, Inc.	92,910	3,473,905
Hansen Natural Corp.*	25,000	977,750
Molson Coors Brewing Co., Class B	49,250	2,086,230
PepsiCo, Inc.	609,690	37,160,606

		90,081,293

Food & Staples Retailing (2.1%)
Andersons, Inc.	180	5,866
BJ’s Wholesale Club, Inc.*	20,400	755,004
Casey’s General Stores, Inc.	19,210	670,429
Costco Wholesale Corp.	166,550	9,131,937
CVS Caremark Corp.	514,510	15,085,433
Kroger Co.	243,810	4,800,619
Pantry, Inc.*	650	9,172
Ruddick Corp.	16,800	520,632
Safeway, Inc.	146,940	2,888,840
Spartan Stores, Inc.	16,400	225,008
SUPERVALU, Inc.	80,200	869,368
Sysco Corp.	223,650	6,389,681
United Natural Foods, Inc.*	20,200	603,576
Walgreen Co.	369,880	9,875,796
Wal-Mart Stores, Inc.	771,520	37,086,966
Weis Markets, Inc.	12,700	417,957
Whole Foods Market, Inc.*	53,500	1,927,070

		91,263,354

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Food Products (1.9%)
Archer-Daniels-Midland Co.	243,160	$6,278,391
Bunge Ltd.	51,980	2,556,896
Cal-Maine Foods, Inc.	16,800	536,424
Campbell Soup Co.	69,500	2,490,185
ConAgra Foods, Inc.	168,450	3,928,254
Corn Products International, Inc.	30,600	927,180
Darling International, Inc.*	88,070	661,406
Dean Foods Co.*	68,600	690,802
Del Monte Foods Co.	86,610	1,246,318
Flowers Foods, Inc.	28,800	703,584
Fresh Del Monte Produce, Inc.*	22,240	450,138
General Mills, Inc.	250,900	8,911,968
Green Mountain Coffee Roasters, Inc.*	41,766	1,073,386
H.J. Heinz Co.	119,600	5,169,112
Hain Celestial Group, Inc.*	20,900	421,553
Hershey Co.	66,050	3,165,776
Hormel Foods Corp.	26,100	1,056,528
J&J Snack Foods Corp.	13,990	588,979
J.M. Smucker Co.	52,627	3,169,198
Kellogg Co.	97,400	4,899,220
Kraft Foods, Inc., Class A	606,410	16,979,480
Lancaster Colony Corp.	14,100	752,376
Lance, Inc.	21,600	356,184
McCormick & Co., Inc. (Non-Voting)	48,950	1,858,142
Mead Johnson Nutrition Co.	81,200	4,069,744
Pilgrim’s Pride Corp.*	64,800	425,736
Ralcorp Holdings, Inc.*	20,800	1,139,840
Sara Lee Corp.	250,050	3,525,705
Smithfield Foods, Inc.*	52,000	774,800
Synutra International, Inc.*	21,400	346,038
Tootsie Roll Industries, Inc.	18,068	427,308
TreeHouse Foods, Inc.*	15,900	725,994
Tyson Foods, Inc., Class A	112,900	1,850,431

		82,157,076

Household Products (2.2%)
Church & Dwight Co., Inc.	28,950	1,815,454
Clorox Co.	58,750	3,651,900
Colgate-Palmolive Co.	185,410	14,602,892
Energizer Holdings, Inc.*	25,850	1,299,738
Kimberly-Clark Corp.	156,500	9,488,595
Procter & Gamble Co.	1,088,780	65,305,024

		96,163,603

Personal Products (0.2%)
Alberto-Culver Co.	32,400	877,716
Avon Products, Inc.	161,950	4,291,675
Elizabeth Arden, Inc.*	430	6,244
Estee Lauder Cos., Inc., Class A	41,950	2,337,874
Herbalife Ltd.	22,700	1,045,335
Inter Parfums, Inc.	410	5,834
NBTY, Inc.*	21,350	726,113
Nu Skin Enterprises, Inc., Class A	18,600	463,698
Prestige Brands Holdings, Inc.*	130	920

		9,755,409

	Number of Shares	Value (Note 1)

Tobacco (1.3%)
Altria Group, Inc.	787,390	$15,779,296
Lorillard, Inc.	57,750	4,156,845
Philip Morris International, Inc.	700,130	32,093,959
Reynolds American, Inc.	63,500	3,309,620
Vector Group Ltd.	28,600	481,052

		55,820,772

Total Consumer Staples		425,241,507

Energy (9.9%)
Energy Equipment & Services (1.8%)
Allis-Chalmers Energy, Inc.*	1,490	3,069
Atwood Oceanics, Inc.*	25,000	638,000
Baker Hughes, Inc.	162,184	6,741,989
Basic Energy Services, Inc.*	1,750	13,475
Bristow Group, Inc.*	18,000	529,200
Cal Dive International, Inc.*	60,000	351,000
Cameron International Corp.*	100,750	3,276,390
CARBO Ceramics, Inc.	7,200	519,768
Complete Production Services, Inc.*	44,480	636,064
Core Laboratories N.V.	8,400	1,239,924
Diamond Offshore Drilling, Inc.	30,510	1,897,417
Dresser-Rand Group, Inc.*	37,500	1,183,125
Dril-Quip, Inc.*	12,800	563,456
Exterran Holdings, Inc.*	23,900	616,859
FMC Technologies, Inc.*	46,000	2,422,360
Gulfmark Offshore, Inc., Class A*	13,500	353,700
Halliburton Co.	342,230	8,401,746
Helix Energy Solutions Group, Inc.*	44,290	477,003
Helmerich & Payne, Inc.	35,600	1,300,112
Hercules Offshore, Inc.*	350	850
ION Geophysical Corp.*	93,100	323,988
Key Energy Services, Inc.*	79,290	727,882
Lufkin Industries, Inc.	17,840	695,582
Nabors Industries Ltd.*	118,390	2,086,032
National Oilwell Varco, Inc.	158,380	5,237,627
Oceaneering International, Inc.*	20,800	933,920
Oil States International, Inc.*	18,900	748,062
Patterson-UTI Energy, Inc.	63,600	818,532
Pride International, Inc.*	75,720	1,691,585
Rowan Cos., Inc.*	43,300	950,002
RPC, Inc.	32,400	442,260
Schlumberger Ltd.	450,920	24,953,913
SEACOR Holdings, Inc.*	8,500	600,610
Seahawk Drilling, Inc.*	5,047	49,057
Smith International, Inc.	96,950	3,650,168
Superior Energy Services, Inc.*	29,730	555,059
T-3 Energy Services, Inc.*	720	20,088
TETRA Technologies, Inc.*	1,460	13,257
Tidewater, Inc.	19,600	758,912
Unit Corp.*	20,200	819,918
Weatherford International Ltd.*	279,900	3,677,886
Willbros Group, Inc.*	44,500	329,300

		81,249,147

Oil, Gas & Consumable Fuels (8.1%)
Alpha Natural Resources, Inc.*	49,067	1,661,899
Anadarko Petroleum Corp.	187,080	6,751,717

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Apache Corp.	127,480	$10,732,541
Apco Oil and Gas International, Inc.	16,300	383,213
Arch Coal, Inc.	68,500	1,356,985
Arena Resources, Inc.*	16,400	523,160
Atlas Energy, Inc.*	29,600	801,272
Berry Petroleum Co., Class A	23,500	604,420
Bill Barrett Corp.*	20,430	628,631
BPZ Resources, Inc.*	56,300	233,645
Brigham Exploration Co.*	44,000	676,720
Cabot Oil & Gas Corp.	39,300	1,230,876
Carrizo Oil & Gas, Inc.*	19,100	296,623
Chesapeake Energy Corp.	253,610	5,313,129
Chevron Corp.	759,400	51,532,884
Cimarex Energy Co.	35,160	2,516,753
Cobalt International Energy, Inc.*	59,200	441,040
Comstock Resources, Inc.*	17,900	496,188
Concho Resources, Inc.*	30,800	1,704,164
ConocoPhillips	562,650	27,620,489
Consol Energy, Inc.	80,350	2,712,616
Contango Oil & Gas Co.*	8,880	397,380
Continental Resources, Inc.*	11,600	517,592
CVR Energy, Inc.*	50	376
Delek U.S. Holdings, Inc.	1,230	8,979
Denbury Resources, Inc.*	168,659	2,469,168
Devon Energy Corp.	168,930	10,291,216
El Paso Corp.	303,250	3,369,107
EOG Resources, Inc.	95,700	9,414,009
EXCO Resources, Inc.	55,500	810,855
Exxon Mobil Corp.#	1,940,142	110,723,897
Forest Oil Corp.*	42,500	1,162,800
Frontier Oil Corp.	45,970	618,296
Frontline Ltd.	18,100	516,574
General Maritime Corp.	558	3,370
Hess Corp.	110,220	5,548,475
Holly Corp.	23,200	616,656
International Coal Group, Inc.*	148,900	573,265
Knightsbridge Tankers Ltd.	110	1,935
Marathon Oil Corp.	268,290	8,341,136
Mariner Energy, Inc.*	39,510	848,675
Massey Energy Co.	34,900	954,515
McMoRan Exploration Co.*	37,500	416,625
Murphy Oil Corp.	72,420	3,588,411
Newfield Exploration Co.*	58,150	2,841,209
Noble Energy, Inc.	71,230	4,297,306
Nordic American Tanker Shipping Ltd.	14,600	410,114
Occidental Petroleum Corp.	307,060	23,689,679
Overseas Shipholding Group, Inc.	11,700	433,368
Patriot Coal Corp.*	34,900	410,075
Peabody Energy Corp.	101,600	3,975,608
Penn Virginia Corp.	18,700	376,057
Petrohawk Energy Corp.*	107,500	1,824,275
PetroQuest Energy, Inc.*	420	2,839
Pioneer Natural Resources Co.	43,850	2,606,883
Plains Exploration & Production Co.*	51,850	1,068,628
Quicksilver Resources, Inc.*	44,800	492,800
Range Resources Corp.	65,750	2,639,863
Rosetta Resources, Inc.*	19,900	394,219

	Number of Shares	Value (Note 1)

SandRidge Energy, Inc.*	43,900	$255,937
Ship Finance International Ltd.	24,400	436,272
SM Energy Co.	25,800	1,036,128
Southern Union Co.	49,900	1,090,814
Southwestern Energy Co.*	130,850	5,056,044
Spectra Energy Corp.	245,000	4,917,150
Stone Energy Corp.*	18,200	203,112
Sunoco, Inc.	45,600	1,585,512
Swift Energy Co.*	16,320	439,171
Teekay Corp.	26,100	683,037
Tesoro Corp.	55,810	651,303
Ultra Petroleum Corp.*	57,500	2,544,375
Valero Energy Corp.	223,430	4,017,271
W&T Offshore, Inc.	1,110	10,501
Western Refining, Inc.*	50,200	252,506
Whiting Petroleum Corp.*	18,300	1,435,086
Williams Cos., Inc.	220,900	4,038,052
World Fuel Services Corp.	27,400	710,756

		354,238,227

Total Energy		435,487,374

Financials (17.0%)
Capital Markets (2.3%)
Affiliated Managers Group, Inc.*	19,440	1,181,369
American Capital Ltd.*	128,405	618,912
Ameriprise Financial, Inc.	97,360	3,517,617
Apollo Investment Corp.	65,308	609,324
Ares Capital Corp.	70,900	888,377
Bank of New York Mellon Corp.	458,550	11,321,599
BGC Partners, Inc., Class A	300	1,533
BlackRock, Inc.	13,110	1,879,974
Charles Schwab Corp.	374,034	5,303,802
Cohen & Steers, Inc.	33,000	684,420
E*TRADE Financial Corp.*	83,210	983,542
Eaton Vance Corp.	46,940	1,296,013
Federated Investors, Inc., Class B	36,800	762,128
Franklin Resources, Inc.	60,030	5,173,986
GAMCO Investors, Inc., Class A	13,460	500,712
GFI Group, Inc.	620	3,460
GLG Partners, Inc.*	149,700	655,686
Goldman Sachs Group, Inc.	197,400	25,912,698
Greenhill & Co., Inc.	7,800	476,814
Invesco Ltd.	180,800	3,042,864
Janus Capital Group, Inc.	69,500	617,160
Jefferies Group, Inc.	59,800	1,260,584
KBW, Inc.*	18,300	392,352
Knight Capital Group, Inc., Class A*	35,710	492,441
LaBranche & Co., Inc.*	4,530	19,388
Lazard Ltd., Class A	34,700	926,837
Legg Mason, Inc.	57,050	1,599,111
MF Global Holdings Ltd.*	820	4,682
Morgan Stanley	528,473	12,265,858
Northern Trust Corp.	91,450	4,270,715
Penson Worldwide, Inc.*	740	4,174
Piper Jaffray Cos., Inc.*	12,500	402,750
Raymond James Financial, Inc.	37,500	925,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

SEI Investments Co.	59,650	$1,214,474
State Street Corp.	189,650	6,413,963
Stifel Financial Corp.*	11,200	485,968
SWS Group, Inc.	1,820	17,290
T. Rowe Price Group, Inc.	98,180	4,358,210
TD Ameritrade Holding Corp.*	88,136	1,348,481
Thomas Weisel Partners Group, Inc.*	90	530
Virtus Investment Partners, Inc.*	91	1,704
Waddell & Reed Financial, Inc., Class A	51,220	1,120,694

		102,958,071

Commercial Banks (3.2%)
Associated Banc-Corp	65,400	801,804
BancFirst Corp.	8,900	324,761
BancorpSouth, Inc.	31,550	564,114
Bank of Hawaii Corp.	20,900	1,010,515
Bank of the Ozarks, Inc.	13,600	482,392
BB&T Corp.	261,650	6,884,012
BOK Financial Corp.	9,750	462,833
Boston Private Financial Holdings, Inc.	58,230	374,419
Capital City Bank Group, Inc.	15,400	190,652
CapitalSource, Inc.	100,680	479,237
Cathay General Bancorp	21,630	223,438
Chemical Financial Corp.	15,800	344,124
CIT Group, Inc.*	75,600	2,559,816
City Holding Co.	11,030	307,516
City National Corp./California	17,200	881,156
CoBiz Financial, Inc.	190	1,252
Columbia Banking System, Inc.	360	6,574
Comerica, Inc.	66,600	2,452,878
Commerce Bancshares, Inc./Missouri	26,197	942,830
Community Bank System, Inc.	17,900	394,337
Community Trust Bancorp, Inc.	13,600	341,360
Cullen/Frost Bankers, Inc.	24,500	1,259,300
CVB Financial Corp.	35,000	332,500
East West Bancorp, Inc.	55,900	852,475
F.N.B. Corp./Pennsylvania	38,100	305,943
Fifth Third Bancorp	300,450	3,692,531
First Bancorp/Puerto Rico*	42,400	22,472
First Busey Corp.	24,100	109,173
First Citizens BancShares, Inc./North Carolina, Class A	2,800	538,524
First Commonwealth Financial Corp.	38,600	202,650
First Financial Bancorp	32,400	484,380
First Financial Bankshares, Inc.	9,000	432,810
First Financial Corp./Indiana	10,700	276,167
First Horizon National Corp.*	101,223	1,159,000
First Midwest Bancorp, Inc./Illinois	20,700	251,712
FirstMerit Corp.	34,795	596,038
Fulton Financial Corp.	75,000	723,750
Glacier Bancorp, Inc.	24,600	360,882
Hancock Holding Co.	11,100	370,296
Huntington Bancshares, Inc./Ohio	270,900	1,500,786
IBERIABANK Corp.	8,400	432,432

	Number of Shares	Value (Note 1)

Independent Bank Corp./Massachusetts	16,700	$412,156
International Bancshares Corp.	22,010	367,347
Investors Bancorp, Inc.*	30,300	397,536
KeyCorp	339,300	2,609,217
M&T Bank Corp.	29,699	2,522,930
MainSource Financial Group, Inc.	240	1,721
Marshall & Ilsley Corp.	170,900	1,227,062
MB Financial, Inc.	15,900	292,401
NBT Bancorp, Inc.	16,500	336,930
Old National Bancorp/Indiana	28,300	293,188
PacWest Bancorp	15,730	288,016
Park National Corp.	6,500	422,760
Pinnacle Financial Partners, Inc.*	15,700	201,745
PNC Financial Services Group, Inc.	198,918	11,238,867
Popular, Inc.*	241,800	648,024
PrivateBancorp, Inc.	12,900	142,932
Prosperity Bancshares, Inc.	15,900	552,525
Regions Financial Corp.	498,900	3,282,762
Republic Bancorp, Inc./Kentucky, Class A	18,900	423,360
S&T Bancorp, Inc.	13,000	256,880
Sandy Spring Bancorp, Inc.	10	140
Santander BanCorp*	200	2,528
Signature Bank/New York*	14,900	566,349
Simmons First National Corp., Class A	30	788
Sterling Bancorp/New York	90	810
SunTrust Banks, Inc.	188,950	4,402,535
Susquehanna Bancshares, Inc.	35,400	294,882
SVB Financial Group*	13,400	552,482
Synovus Financial Corp.	296,100	752,094
TCF Financial Corp.	56,950	945,940
Texas Capital Bancshares, Inc.*	25,300	414,920
Tompkins Financial Corp.	9,239	348,772
TowneBank/Virginia	19,300	280,236
Trico Bancshares	50	847
Trustmark Corp.	23,350	486,147
U.S. Bancorp	724,690	16,196,821
UMB Financial Corp.	13,250	471,170
Umpqua Holdings Corp.	27,590	316,733
United Bankshares, Inc.	15,700	375,858
United Community Banks, Inc./Georgia*	36,021	142,283
Valley National Bancorp	65,152	887,370
Webster Financial Corp.	25,700	461,058
Wells Fargo & Co.	1,839,819	47,099,366
WesBanco, Inc.	16,900	284,765
Westamerica Bancorp	12,600	661,752
Western Alliance Bancorp*	35,020	251,093
Whitney Holding Corp./Louisiana	27,570	255,023
Wilmington Trust Corp.	28,400	314,956
Wintrust Financial Corp.	17,700	590,118
Zions Bancorp	51,100	1,102,227

		138,312,263

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Finance (0.7%)
American Express Co.	406,856	$16,152,183
AmeriCredit Corp.*	24,070	438,555
Capital One Financial Corp.	172,570	6,954,571
Cash America International, Inc.	14,600	500,342
Credit Acceptance Corp.*	9,600	468,192
Discover Financial Services	236,170	3,301,657
Dollar Financial Corp.*	540	10,687
EZCORP, Inc., Class A*	26,400	489,720
First Cash Financial Services, Inc.*	350	7,630
Nelnet, Inc., Class A	1,130	21,786
SLM Corp.*	189,684	1,970,817
Student Loan Corp.	90	2,167

		30,318,307

Diversified Financial Services (3.6%)
Bank of America Corp.	3,793,182	54,508,025
Citigroup, Inc.*	7,998,222	30,073,315
CME Group, Inc.	24,833	6,991,731
Encore Capital Group, Inc.*	210	4,328
Interactive Brokers Group, Inc., Class A*	22,340	370,844
IntercontinentalExchange, Inc.*	27,950	3,159,188
JPMorgan Chase & Co.	1,504,225	55,069,677
Leucadia National Corp.*	88,450	1,725,660
Life Partners Holdings, Inc.	60	1,228
MarketAxess Holdings, Inc.	60	827
Moody’s Corp.	91,750	1,827,660
MSCI, Inc., Class A*	36,334	995,552
NASDAQ OMX Group, Inc.*	59,000	1,049,020
NYSE Euronext	110,650	3,057,260
PHH Corp.*	860	16,374
PICO Holdings, Inc.*	60	1,798

		158,852,487

Insurance (4.4%)
ACE Ltd.	128,000	6,589,440
Aflac, Inc.	177,550	7,576,059
Alleghany Corp.*	2,500	733,250
Allied World Assurance Co. Holdings Ltd./Bermuda	19,080	865,850
Allstate Corp.	203,340	5,841,958
Alterra Capital Holdings Ltd.	26,900	505,182
American Equity Investment Life Holding Co.	2,100	21,672
American Financial Group, Inc./Ohio	33,330	910,576
American International Group, Inc.*	45,636	1,571,704
American National Insurance Co.	6,620	536,021
American Physicians Capital, Inc.	146	4,504
AMERISAFE, Inc.*	840	14,742
Amtrust Financial Services, Inc.	44,760	538,910
Aon Corp.	101,900	3,782,528
Arch Capital Group Ltd.*	18,700	1,393,150
Argo Group International Holdings Ltd.	13,329	407,734
Arthur J. Gallagher & Co.	39,500	963,010

	Number of Shares	Value (Note 1)

Aspen Insurance Holdings Ltd.	29,270	$724,140
Assurant, Inc.	48,100	1,669,070
Assured Guaranty Ltd.	69,700	924,919
Axis Capital Holdings Ltd.	47,870	1,422,696
Berkshire Hathaway, Inc., Class B*	653,900	52,109,291
Brown & Brown, Inc.	49,800	953,172
Chubb Corp.	130,760	6,539,308
Cincinnati Financial Corp.	65,020	1,682,067
CNA Financial Corp.*	30,260	773,446
CNA Surety Corp.*	28,900	464,423
CNO Financial Group, Inc.*	84,000	415,800
Delphi Financial Group, Inc., Class A	690	16,843
EMC Insurance Group, Inc.	30	658
Employers Holdings, Inc.	31,180	459,281
Endurance Specialty Holdings Ltd.	24,000	900,720
Enstar Group, Ltd.*	6,500	431,860
Erie Indemnity Co., Class A	10,800	491,400
Everest Reinsurance Group Ltd.	27,700	1,958,944
FBL Financial Group, Inc., Class A	190	3,990
Fidelity National Financial, Inc., Class A	86,800	1,127,532
First American Financial Corp.	39,300	498,324
Flagstone Reinsurance Holdings S.A.	40,000	432,800
FPIC Insurance Group, Inc.*	405	10,388
Genworth Financial, Inc., Class A*	183,700	2,400,959
Gerova Financial Group Ltd.*	38,500	208,285
Hanover Insurance Group, Inc.	22,290	969,615
Harleysville Group, Inc.	13,310	413,009
Hartford Financial Services Group, Inc.	172,910	3,826,498
HCC Insurance Holdings, Inc.	52,780	1,306,833
Hilltop Holdings, Inc.*	47,080	471,271
Infinity Property & Casualty Corp.	10,500	484,890
Lincoln National Corp.	114,350	2,777,562
Loews Corp.	118,992	3,963,624
Markel Corp.*	3,700	1,258,000
Marsh & McLennan Cos., Inc.	204,650	4,614,858
MBIA, Inc.*	75,600	424,116
Mercury General Corp.	11,300	468,272
MetLife, Inc.	222,660	8,407,642
Montpelier Reinsurance Holdings Ltd.	39,680	592,422
National Interstate Corp.	10	198
National Western Life Insurance Co., Class A	2,100	320,796
Navigators Group, Inc.*	8,380	344,669
Old Republic International Corp.	98,880	1,199,414
OneBeacon Insurance Group Ltd., Class A	38,870	556,618
PartnerReinsurance Ltd.	33,260	2,332,856
Phoenix Cos., Inc.*	84,810	178,949
Platinum Underwriters Holdings Ltd.	21,680	786,767
PMA Capital Corp., Class A*	390	2,555

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Presidential Life Corp.	250	$2,275
Primerica, Inc.*	22,000	471,680
Principal Financial Group, Inc.	132,400	3,103,456
ProAssurance Corp.*	13,700	777,612
Progressive Corp.	253,500	4,745,520
Protective Life Corp.	44,800	958,272
Prudential Financial, Inc.	175,431	9,413,628
Reinsurance Group of America, Inc.	26,010	1,188,917
RenaissanceReinsurance Holdings Ltd.	26,200	1,474,274
RLI Corp.	8,140	427,431
Safety Insurance Group, Inc.	11,300	418,326
Selective Insurance Group, Inc.	23,400	347,724
StanCorp Financial Group, Inc.	22,680	919,447
State Auto Financial Corp.	270	4,188
Stewart Information Services Corp.	250	2,255
Symetra Financial Corp.	38,300	459,600
Torchmark Corp.	38,680	1,915,047
Transatlantic Holdings, Inc.	24,300	1,165,428
Travelers Cos., Inc.	187,270	9,223,048
United America Indemnity Ltd., Class A*	361	2,657
United Fire & Casualty Co.	18,570	368,057
Unitrin, Inc.	21,400	547,840
Unum Group	125,800	2,729,860
Validus Holdings Ltd.	48,618	1,187,252
W.R. Berkley Corp.	52,900	1,399,734
Wesco Financial Corp.	1,400	452,480
White Mountains Insurance Group Ltd.	3,900	1,264,380
XL Capital Ltd., Class A	129,370	2,071,214

		191,619,642

Real Estate Investment Trusts (REITs) (2.4%)
Acadia Realty Trust (REIT)	30,325	510,066
Alexander’s, Inc. (REIT)	1,300	393,796
Alexandria Real Estate Equities, Inc. (REIT)	14,880	942,946
AMB Property Corp. (REIT)	63,610	1,508,193
American Campus Communities, Inc. (REIT)	19,200	523,968
Annaly Capital Management, Inc. (REIT)	229,258	3,931,775
Apartment Investment & Management Co. (REIT), Class A	43,188	836,552
AvalonBay Communities, Inc. (REIT)	35,749	3,337,884
BioMed Realty Trust, Inc. (REIT)	35,200	566,368
Boston Properties, Inc. (REIT)	55,170	3,935,828
Brandywine Realty Trust (REIT)	51,000	548,250
BRE Properties, Inc. (REIT)	24,160	892,229
Camden Property Trust (REIT)	24,880	1,016,348
Capstead Mortgage Corp. (REIT)	41,700	461,202
CBL & Associates Properties, Inc. (REIT)	77,091	959,012

	Number of Shares	Value (Note 1)

Chimera Investment Corp. (REIT)	290,400	$1,048,344
Corporate Office Properties Trust/Maryland (REIT)	21,109	797,076
Cousins Properties, Inc. (REIT)	34,758	234,269
DCT Industrial Trust, Inc. (REIT)	91,400	413,128
Developers Diversified Realty Corp. (REIT)	84,708	838,609
DiamondRock Hospitality Co. (REIT)*	58,300	479,226
Digital Realty Trust, Inc. (REIT)	33,589	1,937,413
Douglas Emmett, Inc. (REIT)	53,300	757,926
Duke Realty Corp. (REIT)	84,800	962,480
DuPont Fabros Technology, Inc. (REIT)	17,600	432,256
EastGroup Properties, Inc. (REIT)	12,100	430,518
Entertainment Properties Trust (REIT)	14,840	564,959
Equity Lifestyle Properties, Inc. (REIT)	10,900	525,707
Equity One, Inc. (REIT)	31,300	488,280
Equity Residential (REIT)	106,987	4,454,939
Essex Property Trust, Inc. (REIT)	11,300	1,102,202
Extra Space Storage, Inc. (REIT)	33,000	458,700
Federal Realty Investment Trust (REIT)	27,780	1,952,101
Franklin Street Properties Corp. (REIT)	41,600	491,296
General Growth Properties, Inc. (REIT)	93,500	1,239,810
Hatteras Financial Corp. (REIT)	18,700	520,234
HCP, Inc. (REIT)	123,597	3,986,003
Health Care REIT, Inc. (REIT)	48,317	2,035,112
Healthcare Realty Trust, Inc. (REIT)	28,300	621,751
Highwoods Properties, Inc. (REIT)	29,530	819,753
Home Properties, Inc. (REIT)	13,610	613,403
Hospitality Properties Trust (REIT)	43,400	915,740
Host Hotels & Resorts, Inc. (REIT)	248,713	3,352,651
HRPT Properties Trust (REIT)*	132,000	819,720
Inland Real Estate Corp. (REIT)	39,600	313,632
Investors Real Estate Trust (REIT)	42,400	374,392
Kilroy Realty Corp. (REIT)	14,700	437,031
Kimco Realty Corp. (REIT)	162,122	2,178,920
LaSalle Hotel Properties (REIT)	37,300	767,261
Lexington Realty Trust (REIT)	69,728	419,065
Liberty Property Trust (REIT)	43,552	1,256,475
LTC Properties, Inc. (REIT)	20,600	499,962
Macerich Co. (REIT)	49,084	1,831,815

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Mack-Cali Realty Corp. (REIT)	31,539	$937,654
MFA Financial, Inc. (REIT)	87,250	645,650
Mid-America Apartment Communities, Inc. (REIT)	11,400	586,758
National Health Investors, Inc. (REIT)	14,680	566,061
National Retail Properties, Inc. (REIT)	38,290	820,938
Nationwide Health Properties, Inc. (REIT)	47,714	1,706,730
Omega Healthcare Investors, Inc. (REIT)	35,140	700,340
Plum Creek Timber Co., Inc. (REIT)	61,614	2,127,531
Post Properties, Inc. (REIT)	27,600	627,348
Potlatch Corp. (REIT)	18,640	666,007
ProLogis (REIT)	191,206	1,936,917
PS Business Parks, Inc. (REIT)	9,900	552,222
Public Storage (REIT)	57,202	5,028,628
Rayonier, Inc. (REIT)	34,350	1,512,087
Realty Income Corp. (REIT)	45,831	1,390,054
Regency Centers Corp. (REIT)	31,486	1,083,118
Saul Centers, Inc. (REIT)	11,800	479,434
Senior Housing Properties Trust (REIT)	54,290	1,091,772
Simon Property Group, Inc. (REIT)	110,659	8,935,714
SL Green Realty Corp. (REIT)	35,100	1,931,904
Sovran Self Storage, Inc. (REIT)	14,800	509,564
Tanger Factory Outlet Centers (REIT)	14,750	610,355
Taubman Centers, Inc. (REIT)	20,600	775,178
UDR, Inc. (REIT)	64,036	1,225,009
Ventas, Inc. (REIT)	59,304	2,784,323
Vornado Realty Trust (REIT)	63,847	4,657,639
Walter Investment Management Corp. (REIT)	8,947	146,283
Washington Real Estate Investment Trust (REIT)	24,370	672,368
Weingarten Realty Investors (REIT)	36,986	704,583

		107,148,745

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	70	1,343
CB Richard Ellis Group, Inc., Class A*	108,150	1,471,921
Forest City Enterprises, Inc., Class A*	50,700	573,924
Forestar Group, Inc.*	60	1,077
Jones Lang LaSalle, Inc.	16,500	1,083,060
St. Joe Co.*	40,442	936,637

		4,067,962

Thrifts & Mortgage Finance (0.3%)
Astoria Financial Corp.	37,100	510,496
Bank Mutual Corp.	38,400	218,112
Beneficial Mutual Bancorp, Inc.*	36,500	360,620
Brookline Bancorp, Inc.	37,000	328,560
Capitol Federal Financial	13,600	450,976

	Number of Shares	Value (Note 1)

Dime Community Bancshares, Inc.	27,100	$334,143
Doral Financial Corp.*	57,000	139,080
First Niagara Financial Group, Inc.	79,000	989,870
Hudson City Bancorp, Inc.	178,590	2,185,942
Kearny Financial Corp.	36,700	336,172
MGIC Investment Corp.*	75,800	522,262
New York Community Bancorp, Inc.	164,650	2,514,205
NewAlliance Bancshares, Inc.	1,150	12,892
Northwest Bancshares, Inc.	38,475	441,308
OceanFirst Financial Corp.	40	483
Ocwen Financial Corp.*	1,700	17,323
Oritani Financial Corp.	37,350	373,500
People’s United Financial, Inc.	134,800	1,819,800
PMI Group, Inc.*	790	2,283
Provident Financial Services, Inc.	27,500	321,475
TFS Financial Corp.	36,000	446,760
TrustCo Bank Corp. NY/New York	38,400	215,040
Washington Federal, Inc.	42,500	687,650

		13,228,952

Total Financials		746,506,429

Health Care (12.3%)
Biotechnology (1.6%)
Abraxis Bioscience, Inc.*	6,700	497,140
Acorda Therapeutics, Inc.*	22,400	696,864
Alexion Pharmaceuticals, Inc.*	32,500	1,663,675
Alkermes, Inc.*	52,400	652,380
Alnylam Pharmaceuticals, Inc.*	15,400	231,308
Amgen, Inc.*	362,140	19,048,564
Amylin Pharmaceuticals, Inc.*	61,100	1,148,680
Biogen Idec, Inc.*	100,960	4,790,552
BioMarin Pharmaceutical, Inc.*	44,600	845,616
Celera Corp.*	33,600	220,080
Celgene Corp.*	174,200	8,852,844
Cephalon, Inc.*	28,150	1,597,513
Cepheid, Inc.*	29,600	474,192
Cubist Pharmaceuticals, Inc.*	23,500	484,100
Dendreon Corp.*	50,250	1,624,582
Emergent Biosolutions, Inc.*	20,900	341,506
Enzon Pharmaceuticals, Inc.*	520	5,538
Genomic Health, Inc.*	20,600	266,358
Genzyme Corp.*	100,850	5,120,154
Gilead Sciences, Inc.*	336,500	11,535,220
Human Genome Sciences, Inc.*	67,800	1,536,348
Incyte Corp.*	36,700	406,269
Ironwood Pharmaceuticals, Inc.*	36,300	432,696
Isis Pharmaceuticals, Inc.*	37,500	358,875
Martek Biosciences Corp.*	15,450	366,319
Myriad Genetics, Inc.*	39,050	583,798
Onyx Pharmaceuticals, Inc.*	23,500	507,365
Osiris Therapeutics, Inc.*	23,300	135,373
Pharmasset, Inc.*	14,300	390,962
Regeneron Pharmaceuticals, Inc.*	24,500	546,840
Seattle Genetics, Inc.*	41,000	491,590

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Talecris Biotherapeutics Holdings Corp.*	22,100	$466,310
Theravance, Inc.*	31,500	395,955
United Therapeutics Corp.*	18,700	912,747
Vertex Pharmaceuticals, Inc.*	76,400	2,513,560

		70,141,873

Health Care Equipment & Supplies (2.4%)
ABIOMED, Inc.*	28,300	273,944
Alcon, Inc.	26,200	3,882,578
Align Technology, Inc.*	61,200	910,044
American Medical Systems Holdings, Inc.*	38,800	858,256
Analogic Corp.	10,710	487,412
Baxter International, Inc.	225,480	9,163,507
Beckman Coulter, Inc.	27,500	1,657,975
Becton, Dickinson and Co.	88,240	5,966,789
Boston Scientific Corp.*	573,300	3,325,140
C.R. Bard, Inc.	35,980	2,789,529
CareFusion Corp.*	76,000	1,725,200
CONMED Corp.*	16,400	305,532
Cooper Cos., Inc.	27,100	1,078,309
Covidien plc	189,500	7,614,110
CryoLife, Inc.*	650	3,503
DENTSPLY International, Inc.	63,200	1,890,312
Edwards Lifesciences Corp.*	45,500	2,548,910
ev3, Inc.*	31,400	703,674
Exactech, Inc.*	240	4,099
Gen-Probe, Inc.*	24,050	1,092,351
Greatbatch, Inc.*	16,300	363,653
Haemonetics Corp.*	10,900	583,368
HeartWare International, Inc.*	6,500	455,455
Hill-Rom Holdings, Inc.	25,930	789,050
Hologic, Inc.*	109,600	1,526,728
Hospira, Inc.*	68,150	3,915,217
ICU Medical, Inc.*	12,600	405,342
IDEXX Laboratories, Inc.*	23,300	1,418,970
Immucor, Inc.*	30,700	584,835
Integra LifeSciences Holdings Corp.*	12,400	458,800
Intuitive Surgical, Inc.*	14,800	4,671,176
Invacare Corp.	24,960	517,670
Inverness Medical Innovations, Inc.*	33,150	883,779
Kensey Nash Corp.*	290	6,876
Kinetic Concepts, Inc.*	25,080	915,671
Masimo Corp.	19,800	471,438
Medtronic, Inc.	416,440	15,104,279
Meridian Bioscience, Inc.	17,700	300,900
Merit Medical Systems, Inc.*	25,300	406,571
Natus Medical, Inc.*	590	9,611
NuVasive, Inc.*	15,950	565,587
Palomar Medical Technologies, Inc.*	10	112
Quidel Corp.*	26,740	339,331
ResMed, Inc.*	33,150	2,015,852
Sirona Dental Systems, Inc.*	12,900	449,436
Somanetics Corp.*	440	10,978
St. Jude Medical, Inc.*	123,500	4,457,115
STERIS Corp.	25,760	800,621
Stryker Corp.	119,070	5,960,644
Symmetry Medical, Inc.*	30,100	317,254

	Number of Shares	Value (Note 1)

Teleflex, Inc.	15,100	$819,628
Thoratec Corp.*	23,300	995,609
Varian Medical Systems, Inc.*	53,510	2,797,503
Volcano Corp.*	24,500	534,590
West Pharmaceutical Services, Inc.	14,200	518,158
Zimmer Holdings, Inc.*	80,400	4,345,620
Zoll Medical Corp.*	18,500	501,350

		105,499,951

Health Care Providers & Services (2.4%)
Accretive Health, Inc.*	34,100	451,143
Aetna, Inc.	160,680	4,238,739
Amedisys, Inc.*	10,800	474,876
AMERIGROUP Corp.*	23,790	772,699
AmerisourceBergen Corp.	106,800	3,390,900
AMN Healthcare Services, Inc.*	780	5,834
Amsurg Corp.*	18,000	320,760
Brookdale Senior Living, Inc.*	32,400	486,000
Cardinal Health, Inc.	136,900	4,601,209
CardioNet, Inc.*	18,600	101,928
Catalyst Health Solutions, Inc.*	19,500	672,750
Centene Corp.*	24,110	518,365
Chemed Corp.	9,900	540,936
CIGNA Corp.	104,640	3,250,118
Community Health Systems, Inc.*	36,400	1,230,684
Corvel Corp.*	90	3,041
Coventry Health Care, Inc.*	61,100	1,080,248
Cross Country Healthcare, Inc.*	40	360
DaVita, Inc.*	43,500	2,716,140
Emdeon, Inc., Class A*	35,600	446,068
Emergency Medical Services Corp., Class A*	11,200	549,136
Express Scripts, Inc.*	214,200	10,071,684
Genoptix, Inc.*	10,700	184,040
Gentiva Health Services, Inc.*	16,960	458,090
Hanger Orthopedic Group, Inc.*	210	3,772
Health Management Associates, Inc., Class A*	94,600	735,042
Health Net, Inc.*	49,340	1,202,416
HealthSouth Corp.*	39,300	735,303
Healthspring, Inc.*	26,220	406,672
Healthways, Inc.*	1,470	17,522
Henry Schein, Inc.*	38,350	2,105,415
HMS Holdings Corp.*	16,500	894,630
Humana, Inc.*	73,700	3,365,879
Laboratory Corp. of America Holdings*	39,450	2,972,558
Landauer, Inc.	7,900	480,952
LHC Group, Inc.*	12,800	355,200
LifePoint Hospitals, Inc.*	22,950	720,630
Lincare Holdings, Inc.*	37,600	1,222,376
Magellan Health Services, Inc.*	16,900	613,808
McKesson Corp.	102,580	6,889,273
MedCath Corp.*	470	3,694
Medco Health Solutions, Inc.*	172,700	9,512,316
MEDNAX, Inc.*	19,720	1,096,629
Molina Healthcare, Inc.*	18,950	545,760
MWI Veterinary Supply, Inc.*	100	5,026
National Healthcare Corp.	9,200	317,032

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Omnicare, Inc.	48,120	$1,140,444
Owens & Minor, Inc.	26,850	762,003
Patterson Cos., Inc.	38,600	1,101,258
PharMerica Corp.*	22,370	327,944
PSS World Medical, Inc.*	25,500	539,325
Psychiatric Solutions, Inc.*	24,950	816,364
Quest Diagnostics, Inc.	56,430	2,808,521
Select Medical Holdings Corp.*	61,900	419,682
Sun Healthcare Group, Inc.*	37,500	303,000
Tenet Healthcare Corp.*	183,100	794,654
UnitedHealth Group, Inc.	429,720	12,204,048
Universal American Corp.*	43,720	629,568
Universal Health Services, Inc., Class B	36,080	1,376,452
VCA Antech, Inc.*	36,850	912,406
WellCare Health Plans, Inc.*	19,320	458,657
WellPoint, Inc.*	161,480	7,901,216

		103,263,195

Health Care Technology (0.2%)
Allscripts-Misys Healthcare Solutions, Inc.*	59,050	950,705
athenahealth, Inc.*	16,000	418,080
Cerner Corp.*	27,200	2,064,208
Eclipsys Corp.*	26,900	479,896
MedAssets, Inc.*	30,600	706,248
Phase Forward, Inc.*	30,800	513,744
Quality Systems, Inc.	10,700	620,493
SXC Health Solutions Corp.*	11,600	849,700

		6,603,074

Life Sciences Tools & Services (0.6%)
Albany Molecular Research, Inc.*	720	3,722
Bio-Rad Laboratories, Inc., Class A*	8,500	735,165
Bruker Corp.*	34,800	423,168
Charles River Laboratories International, Inc.*	30,150	1,031,431
Covance, Inc.*	24,500	1,257,340
Dionex Corp.*	8,280	616,529
eResearchTechnology, Inc.*	270	2,128
Illumina, Inc.*	53,500	2,328,855
Life Technologies Corp.*	72,293	3,415,844
Luminex Corp.*	18,500	300,070
Mettler-Toledo International, Inc.*	13,300	1,484,679
Millipore Corp.*	24,550	2,618,258
PAREXEL International Corp.*	22,070	478,478
PerkinElmer, Inc.	51,200	1,058,304
Pharmaceutical Product Development, Inc.	39,900	1,013,859
Sequenom, Inc.*	23,800	140,658
Techne Corp.	16,550	950,797
Thermo Fisher Scientific, Inc.*	155,150	7,610,108
Waters Corp.*	35,100	2,270,970

		27,740,363

Pharmaceuticals (5.1%)
Abbott Laboratories, Inc.	583,550	27,298,469
Allergan, Inc.	114,970	6,698,152

	Number of Shares	Value (Note 1)

Auxilium Pharmaceuticals, Inc.*	19,350	$454,725
Bristol-Myers Squibb Co.	650,130	16,214,242
Eli Lilly and Co.	384,510	12,881,085
Endo Pharmaceuticals Holdings, Inc.*	49,250	1,074,635
Forest Laboratories, Inc.*	129,430	3,550,265
Impax Laboratories, Inc.*	23,700	451,722
Johnson & Johnson	1,042,760	61,585,406
King Pharmaceuticals, Inc.*	94,400	716,496
Medicines Co.*	26,000	197,860
Medicis Pharmaceutical Corp., Class A	33,880	741,295
Merck & Co., Inc.	1,178,890	41,225,783
Mylan, Inc.*	120,550	2,054,172
Nektar Therapeutics*	37,000	447,700
Perrigo Co.	32,300	1,907,961
Pfizer, Inc.	3,049,556	43,486,669
Questcor Pharmaceuticals, Inc.*	47,400	483,954
Salix Pharmaceuticals Ltd.*	21,500	839,145
Valeant Pharmaceuticals International*	21,500	1,124,235
Warner Chilcott plc, Class A*	34,000	776,900
Watson Pharmaceuticals, Inc.*	45,320	1,838,632

		226,049,503

Total Health Care		539,297,959

Industrials (11.1%)
Aerospace & Defense (2.5%)
AAR Corp.*	27,680	463,363
Aerovironment, Inc.*	12,600	273,798
Alliant Techsystems, Inc.*	14,400	893,664
American Science & Engineering, Inc.	6,000	457,260
BE Aerospace, Inc.*	47,060	1,196,736
Boeing Co.	287,000	18,009,250
Ceradyne, Inc.*	610	13,036
Curtiss-Wright Corp.	20,100	583,704
DynCorp International, Inc., Class A*	29,070	509,306
Esterline Technologies Corp.*	11,300	536,185
General Dynamics Corp.	130,670	7,652,035
Goodrich Corp.	47,290	3,132,963
Herley Industries, Inc.*	90	1,283
Hexcel Corp.*	43,500	674,685
Honeywell International, Inc.	294,800	11,506,044
ITT Corp.	69,350	3,115,202
L-3 Communications Holdings, Inc.	43,770	3,100,667
Lockheed Martin Corp.	116,860	8,706,070
Moog, Inc., Class A*	18,400	593,032
Northrop Grumman Corp.	113,850	6,197,994
Orbital Sciences Corp.*	25,500	402,135
Precision Castparts Corp.	53,770	5,534,008
Raytheon Co.	144,090	6,972,515
Rockwell Collins, Inc.	59,550	3,163,892
Spirit AeroSystems Holdings, Inc., Class A*	47,700	909,162
Stanley, Inc.*	12,500	467,250
Taser International, Inc.*	1,760	6,864
Teledyne Technologies, Inc.*	13,700	528,546
TransDigm Group, Inc.	15,150	773,105

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

United Technologies Corp.	352,740	$22,896,353

		109,270,107

Air Freight & Logistics (0.7%)
Atlas Air Worldwide Holdings, Inc.*	9,800	465,500
C.H. Robinson Worldwide, Inc.	70,700	3,935,162
Expeditors International of Washington, Inc.	90,000	3,105,900
FedEx Corp.	118,450	8,304,530
Forward Air Corp.	17,900	487,775
United Parcel Service, Inc., Class B	275,550	15,676,039
UTi Worldwide, Inc.	43,600	539,768

		32,514,674

Airlines (0.3%)
Alaska Air Group, Inc.*	13,500	606,825
Allegiant Travel Co.	11,300	482,397
AMR Corp.*	141,500	959,370
Continental Airlines, Inc., Class B*	52,800	1,161,600
Copa Holdings S.A., Class A	11,600	512,952
Delta Air Lines, Inc.*	298,650	3,509,137
Hawaiian Holdings, Inc.*	1,650	8,531
JetBlue Airways Corp.*	75,300	413,397
Republic Airways Holdings, Inc.*	1,790	10,937
SkyWest, Inc.	30,300	370,266
Southwest Airlines Co.	319,300	3,547,423
U.S. Airways Group, Inc.*	54,300	467,523
UAL Corp.*	56,800	1,167,808

		13,218,166

Building Products (0.1%)
AAON, Inc.	510	11,888
American Woodmark Corp.	190	3,249
Ameron International Corp.	8,700	524,871
Insteel Industries, Inc.	1,300	15,106
Lennox International, Inc.	21,110	877,542
Masco Corp.	162,800	1,751,728
NCI Building Systems, Inc.*	56	469
Owens Corning, Inc.*	43,170	1,291,215
Quanex Building Products Corp.	1,600	27,664
Simpson Manufacturing Co., Inc.	17,300	424,715
USG Corp.*	34,200	413,136

		5,341,583

Commercial Services & Supplies (0.7%)
ABM Industries, Inc.	27,600	578,220
American Reprographics Co.*	41,190	359,589
ATC Technology Corp.*	430	6,932
Avery Dennison Corp.	48,350	1,553,486
Bowne & Co., Inc.	383	4,297
Brink’s Co.	17,300	329,219
Cenveo, Inc.*	1,730	9,480
Cintas Corp.	50,200	1,203,294
Clean Harbors, Inc.*	8,100	537,921
Copart, Inc.*	29,100	1,042,071
Corrections Corp. of America*	43,000	820,440
Courier Corp.	80	977

	Number of Shares	Value (Note 1)

Covanta Holding Corp.*	52,300	$867,657
G&K Services, Inc., Class A	530	10,944
GEO Group, Inc.*	26,800	556,100
Healthcare Services Group, Inc.	29,000	549,550
Herman Miller, Inc.	27,500	518,925
HNI Corp.	25,800	711,822
Iron Mountain, Inc.	80,650	1,811,399
Mine Safety Appliances Co.	16,600	411,348
Pitney Bowes, Inc.	94,420	2,073,463
R.R. Donnelley & Sons Co.	97,730	1,599,840
Republic Services, Inc.	133,435	3,967,023
Rollins, Inc.	24,800	513,112
Schawk, Inc.	700	10,465
Steelcase, Inc., Class A	53,000	410,750
Stericycle, Inc.*	35,800	2,347,764
Sykes Enterprises, Inc.*	23,790	338,532
Team, Inc.*	17,410	227,200
Tetra Tech, Inc.*	25,100	492,211
U.S. Ecology, Inc.	520	7,576
United Stationers, Inc.*	13,100	713,557
Viad Corp.	930	16,415
Waste Connections, Inc.*	32,700	1,140,903
Waste Management, Inc.	182,650	5,715,118
Waste Services, Inc.*	380	4,431

		31,462,031

Construction & Engineering (0.3%)
Aecom Technology Corp.*	40,800	940,848
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	38,200	718,542
EMCOR Group, Inc.*	25,100	581,567
Fluor Corp.	67,560	2,871,300
Granite Construction, Inc.	14,500	341,910
Insituform Technologies, Inc., Class A*	750	15,360
Jacobs Engineering Group, Inc.*	54,800	1,996,912
KBR, Inc.	60,700	1,234,638
Layne Christensen Co.*	440	10,679
MasTec, Inc.*	46,200	434,280
Northwest Pipe Co.*	250	4,750
Orion Marine Group, Inc.*	30	426
Pike Electric Corp.*	1,190	11,210
Quanta Services, Inc.*	80,850	1,669,552
Shaw Group, Inc.*	31,880	1,090,934
Tutor Perini Corp.*	27,780	457,814
URS Corp.*	38,100	1,499,235

		13,879,957

Electrical Equipment (0.7%)
Acuity Brands, Inc.	17,600	640,288
American Superconductor Corp.*	17,000	453,730
AMETEK, Inc.	45,700	1,834,855
Baldor Electric Co.	26,260	947,461
Brady Corp., Class A	22,860	569,671
Cooper Industries plc	63,300	2,785,200
Emerson Electric Co.	284,710	12,438,980
Encore Wire Corp.	23,400	425,646
EnerSys*	19,900	425,263
FuelCell Energy, Inc.*	510	602
General Cable Corp.*	28,900	770,185
GrafTech International Ltd.*	70,400	1,029,248

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Hubbell, Inc., Class B	24,400	$968,436
II-VI, Inc.*	16,400	485,932
LSI Industries, Inc.	250	1,220
Powell Industries, Inc.*	290	7,928
Regal-Beloit Corp.	13,900	775,342
Rockwell Automation, Inc.	60,500	2,969,945
Roper Industries, Inc.	38,650	2,162,854
Thomas & Betts Corp.*	25,600	888,320
Vicor Corp.*	280	3,497
Woodward Governor Co.	23,030	587,956

		31,172,559

Industrial Conglomerates (2.1%)
3M Co.	269,630	21,298,074
Carlisle Cos., Inc.	23,000	830,990
General Electric Co.	4,036,492	58,206,214
McDermott International, Inc.*	105,000	2,274,300
Otter Tail Corp.	20,400	394,332
Raven Industries, Inc.	13,400	451,714
Standex International Corp.	380	9,633
Textron, Inc.	114,400	1,941,368
Tyco International Ltd.	193,000	6,799,390

		92,206,015

Machinery (2.2%)
3D Systems Corp.*	10	126
Actuant Corp., Class A	23,500	442,505
AGCO Corp.*	35,200	949,344
Albany International Corp., Class A	28,450	460,606
Altra Holdings, Inc.*	710	9,244
American Railcar Industries, Inc.*	80	966
ArvinMeritor, Inc.*	35,600	466,360
Astec Industries, Inc.*	17,100	474,183
Barnes Group, Inc.	31,620	518,252
Blount International, Inc.*	42,020	431,545
Briggs & Stratton Corp.	29,400	500,388
Bucyrus International, Inc.	28,400	1,347,580
Cascade Corp.	270	9,615
Caterpillar, Inc.	243,710	14,639,660
Chart Industries, Inc.*	580	9,036
CLARCOR, Inc.	21,900	777,888
Colfax Corp.*	630	6,558
Crane Co.	18,600	561,906
Cummins, Inc.	75,860	4,940,762
Danaher Corp.	201,060	7,463,347
Deere & Co.	166,440	9,267,379
Donaldson Co., Inc.	29,100	1,241,115
Dover Corp.	70,590	2,949,956
Eaton Corp.	63,400	4,148,896
Flowserve Corp.	24,680	2,092,864
Force Protection, Inc.*	400	1,640
Gardner Denver, Inc.	23,200	1,034,488
Graco, Inc.	25,160	709,260
Graham Corp.	210	3,148
Harsco Corp.	30,400	714,400
IDEX Corp.	30,740	878,242
Illinois Tool Works, Inc.	166,610	6,877,661
Ingersoll-Rand plc	121,700	4,197,433
Joy Global, Inc.	45,680	2,288,111
Kadant, Inc.*	470	8,187

	Number of Shares	Value (Note 1)

Kaydon Corp.	13,700	$450,182
Kennametal, Inc.	35,190	894,882
L.B. Foster Co., Class A*	400	10,368
Lincoln Electric Holdings, Inc.	19,230	980,538
Lindsay Corp.	9,060	287,111
Manitowoc Co., Inc.	59,400	542,916
Met-Pro Corp.	100	1,076
Mueller Water Products, Inc., Class A	3,270	12,132
NACCO Industries, Inc., Class A	300	26,628
Navistar International Corp.*	26,900	1,323,480
Nordson Corp.	14,630	820,450
Oshkosh Corp.*	33,900	1,056,324
PACCAR, Inc.	137,930	5,499,269
Pall Corp.	52,300	1,797,551
Parker Hannifin Corp.	60,910	3,378,069
Pentair, Inc.	37,300	1,201,060
RBC Bearings, Inc.*	20,400	591,396
Robbins & Myers, Inc.	21,170	460,236
Sauer-Danfoss, Inc.*	1,570	19,185
Snap-On, Inc.	25,100	1,026,841
SPX Corp.	18,900	998,109
Sun Hydraulics Corp.	550	12,903
Tecumseh Products Co., Class A*	680	7,562
Terex Corp.*	48,030	900,082
Timken Co.	36,640	952,274
Toro Co.	14,920	732,870
Trinity Industries, Inc.	36,070	639,160
Twin Disc, Inc.	40	454
Valmont Industries, Inc.	7,700	559,482
WABCO Holdings, Inc.*	29,970	943,456
Wabtec Corp.	21,200	845,668
Watts Water Technologies, Inc., Class A	17,510	501,837

		97,896,202

Marine (0.1%)
Alexander & Baldwin, Inc.	18,080	538,422
American Commercial Lines, Inc.*	525	11,818
Eagle Bulk Shipping, Inc.*	41,100	173,442
Genco Shipping & Trading Ltd.*	24,910	373,401
Horizon Lines, Inc., Class A	250	1,058
Kirby Corp.*	24,350	931,387

		2,029,528

Professional Services (0.3%)
Administaff, Inc.	23,300	562,928
Advisory Board Co.*	140	6,015
CBIZ, Inc.*	52,020	330,847
Corporate Executive Board Co.	15,490	406,922
CoStar Group, Inc.*	13,600	527,680
Dun & Bradstreet Corp.	24,250	1,627,660
Equifax, Inc.	56,620	1,588,757
Exponent, Inc.*	470	15,378
FTI Consulting, Inc.*	21,500	937,185
Hill International, Inc.*	850	3,451
Huron Consulting Group, Inc.*	8,900	172,749
IHS, Inc., Class A*	20,200	1,180,084

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Kelly Services, Inc., Class A*	32,000	$475,840
Kforce, Inc.*	780	9,945
Korn/Ferry International*	34,380	477,882
Manpower, Inc.	34,980	1,510,437
Navigant Consulting, Inc.*	24,000	249,120
On Assignment, Inc.*	770	3,873
Resources Connection, Inc.*	27,650	376,040
Robert Half International, Inc.	62,260	1,466,223
School Specialty, Inc.*	500	9,035
SFN Group, Inc.*	980	5,351
Towers Watson & Co., Class A	17,900	695,415
Verisk Analytics, Inc., Class A*	39,100	1,169,090

		13,807,907

Road & Rail (0.9%)
Amerco, Inc.*	9,440	519,672
Arkansas Best Corp.	16,890	350,468
Avis Budget Group, Inc.*	890	8,740
Con-way, Inc.	19,100	573,382
CSX Corp.	147,150	7,303,055
Dollar Thrifty Automotive Group, Inc.*	10,800	460,188
Genesee & Wyoming, Inc., Class A*	14,700	548,457
Heartland Express, Inc.	29,400	426,888
Hertz Global Holdings, Inc.*	73,200	692,472
J.B. Hunt Transport Services, Inc.	35,950	1,174,486
Kansas City Southern*	37,850	1,375,847
Knight Transportation, Inc.	28,700	580,888
Landstar System, Inc.	23,650	922,114
Norfolk Southern Corp.	139,870	7,420,103
Ryder System, Inc.	24,900	1,001,727
Union Pacific Corp.	191,360	13,301,434
Werner Enterprises, Inc.	22,800	499,092

		37,159,013

Trading Companies & Distributors (0.2%)
Applied Industrial Technologies, Inc.	23,300	589,956
Beacon Roofing Supply, Inc.*	32,000	576,640
DXP Enterprises, Inc.*	230	3,600
Fastenal Co.	54,900	2,755,431
GATX Corp.	21,500	573,620
H&E Equipment Services, Inc.*	750	5,617
Houston Wire & Cable Co.	910	9,874
Interline Brands, Inc.*	180	3,112
MSC Industrial Direct Co., Class A	16,500	835,890
RSC Holdings, Inc.*	46,900	289,373
Textainer Group Holdings Ltd.	280	6,759
W.W. Grainger, Inc.	23,350	2,322,158
Watsco, Inc.	12,210	707,203
WESCO International, Inc.*	25,320	852,524

		9,531,757

Total Industrials		489,489,499

Information Technology (18.3%)
Communications Equipment (2.2%)
Acme Packet, Inc.*	16,510	443,789
ADC Telecommunications, Inc.*	64,000	474,240

	Number of Shares	Value (Note 1)

ADTRAN, Inc.	23,500	$640,845
Arris Group, Inc.*	67,300	685,787
BigBand Networks, Inc.*	820	2,476
Black Box Corp.	16,060	447,914
Blue Coat Systems, Inc.*	400	8,172
Brocade Communications Systems, Inc.*	144,160	743,866
Ciena Corp.*	35,000	443,800
Cisco Systems, Inc.*	2,159,270	46,014,044
CommScope, Inc.*	35,700	848,589
Digi International, Inc.*	650	5,376
EchoStar Corp., Class A*	23,550	449,334
Emulex Corp.*	55,090	505,726
Extreme Networks, Inc.*	423	1,142
F5 Networks, Inc.*	32,900	2,255,953
Harmonic, Inc.*	77,400	421,056
Harris Corp.	49,040	2,042,516
Hughes Communications, Inc.*	70	1,703
Infinera Corp.*	56,500	363,295
InterDigital, Inc.*	20,100	496,269
Ixia*	1,220	10,480
JDS Uniphase Corp.*	99,450	978,588
Juniper Networks, Inc.*	198,900	4,538,898
Motorola, Inc.*	878,650	5,728,798
NETGEAR, Inc.*	400	7,136
Oplink Communications, Inc.*	210	3,009
Palm, Inc.*	1,000	5,690
Plantronics, Inc.	30,900	883,740
Polycom, Inc.*	37,800	1,126,062
Powerwave Technologies, Inc.*	2,150	3,311
QUALCOMM, Inc.	620,180	20,366,711
Riverbed Technology, Inc.*	38,800	1,071,656
SeaChange International, Inc.*	800	6,584
Sonus Networks, Inc.*	245,790	666,091
Sycamore Networks, Inc.	15,470	257,111
Symmetricom, Inc.*	340	1,731
Tekelec*	34,920	462,341
Tellabs, Inc.	155,160	991,472
UTStarcom, Inc.*	480	883
ViaSat, Inc.*	22,120	720,227

		95,126,411

Computers & Peripherals (3.8%)
Apple, Inc.*	344,050	86,538,897
Avid Technology, Inc.*	29,200	371,716
Dell, Inc.*	643,344	7,758,729
Diebold, Inc.	27,650	753,462
Electronics for Imaging, Inc.*	43,600	425,100
EMC Corp.*	777,190	14,222,577
Hewlett-Packard Co.	886,620	38,372,914
Imation Corp.*	1,210	11,120
Intermec, Inc.*	33,700	345,425
Lexmark International, Inc., Class A*	29,690	980,661
NCR Corp.*	60,600	734,472
NetApp, Inc.*	130,250	4,859,627
Netezza Corp.*	500	6,840
QLogic Corp.*	56,900	945,678
SanDisk Corp.*	86,990	3,659,669
Seagate Technology*	184,310	2,403,402
Silicon Graphics International Corp.*	210	1,487

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Synaptics, Inc.*	15,300	$420,750
Teradata Corp.*	63,060	1,922,069
Western Digital Corp.*	86,670	2,613,967

		167,348,562

Electronic Equipment, Instruments & Components (0.8%)
Agilent Technologies, Inc.*	131,630	3,742,241
Agilysys, Inc.	120	803
Amphenol Corp., Class A	65,620	2,577,554
Anixter International, Inc.*	13,400	570,840
Arrow Electronics, Inc.*	45,900	1,025,865
Avnet, Inc.*	64,920	1,565,221
AVX Corp.	48,140	617,155
Benchmark Electronics, Inc.*	35,100	556,335
Checkpoint Systems, Inc.*	34,400	597,184
Cognex Corp.	27,500	483,450
Coherent, Inc.*	17,400	596,820
Corning, Inc.	590,090	9,529,953
CTS Corp.	1,260	11,642
Daktronics, Inc.	480	3,600
Dolby Laboratories, Inc., Class A*	20,200	1,266,338
Electro Scientific Industries, Inc.*	620	8,283
FLIR Systems, Inc.*	59,200	1,722,128
Ingram Micro, Inc., Class A*	72,800	1,105,832
Insight Enterprises, Inc.*	1,230	16,187
IPG Photonics Corp.*	30,000	456,900
Itron, Inc.*	15,310	946,464
Jabil Circuit, Inc.	68,100	905,730
L-1 Identity Solutions, Inc.*	58,060	475,511
Littelfuse, Inc.*	700	22,127
Molex, Inc.	50,300	917,472
MTS Systems Corp.	13,200	382,800
National Instruments Corp.	23,800	756,364
Newport Corp.*	1,260	11,416
OSI Systems, Inc.*	330	9,164
Park Electrochemical Corp.	370	9,032
PC Connection, Inc.*	160	969
Plexus Corp.*	25,500	681,870
Rofin-Sinar Technologies, Inc.*	21,200	441,384
Scansource, Inc.*	23,370	582,614
Tech Data Corp.*	19,500	694,590
Technitrol, Inc.	960	3,034
Trimble Navigation Ltd.*	45,900	1,285,200
Vishay Intertechnology, Inc.*	103,200	798,768

		35,378,840

Internet Software & Services (1.6%)
Akamai Technologies, Inc.*	74,400	3,018,408
AOL, Inc.*	47,456	986,610
Art Technology Group, Inc.*	910	3,112
comScore, Inc.*	70	1,153
DealerTrack Holdings, Inc.*	40,300	662,935
Digital River, Inc.*	16,500	394,515
EarthLink, Inc.	65,000	517,400
eBay, Inc.*	448,370	8,792,536
Equinix, Inc.*	16,300	1,323,886
Google, Inc., Class A*	92,125	40,991,019
GSI Commerce, Inc.*	23,500	676,800
IAC/InterActiveCorp*	40,250	884,293
j2 Global Communications, Inc.*	25,600	559,104

	Number of Shares	Value (Note 1)

LoopNet, Inc.*	950	$11,714
Marchex, Inc., Class B	840	3,234
ModusLink Global Solutions, Inc.*	210	1,266
Monster Worldwide, Inc.*	47,700	555,705
NIC, Inc.	60	385
Perficient, Inc.*	320	2,851
Rackspace Hosting, Inc.*	36,700	673,078
RealNetworks, Inc.*	103,810	342,573
Stamps.com, Inc.*	770	7,892
United Online, Inc.	58,100	334,656
ValueClick, Inc.*	68,980	737,396
VeriSign, Inc.*	68,950	1,830,623
VistaPrint N.V.*	16,500	783,585
Vocus, Inc.*	400	6,112
WebMD Health Corp.*	20,200	937,886
Yahoo!, Inc.*	512,450	7,087,183

		72,127,910

IT Services (3.3%)
Accenture plc, Class A	231,100	8,932,015
Acxiom Corp.*	57,190	840,121
Alliance Data Systems Corp.*	21,100	1,255,872
Amdocs Ltd.*	90,010	2,416,769
Automatic Data Processing, Inc.	190,150	7,655,439
Broadridge Financial Solutions, Inc.	61,110	1,164,145
CACI International, Inc., Class A*	12,200	518,256
Cognizant Technology Solutions Corp., Class A*	113,250	5,669,295
Computer Sciences Corp.	66,240	2,997,360
Convergys Corp.*	71,800	704,358
CoreLogic, Inc.	39,300	694,038
CSG Systems International, Inc.*	27,540	504,808
Cybersource Corp.*	40,700	1,039,071
DST Systems, Inc.	19,880	718,463
Euronet Worldwide, Inc.*	45,000	575,550
ExlService Holdings, Inc.*	390	6,696
Fidelity National Information Services, Inc.	141,125	3,784,972
Fiserv, Inc.*	57,650	2,632,299
Forrester Research, Inc.*	16,300	493,238
Gartner, Inc.*	26,600	618,450
Genpact Ltd.*	53,400	829,302
Global Cash Access Holdings, Inc.*	1,320	9,517
Global Payments, Inc.	30,900	1,129,086
Hackett Group, Inc.*	80	225
Heartland Payment Systems, Inc.	26,360	391,182
Hewitt Associates, Inc., Class A*	35,200	1,212,992
iGATE Corp.	880	11,282
infoGROUP, Inc.*	520	4,150
Integral Systems, Inc.*	840	5,334
International Business Machines Corp.	484,800	59,863,104
Lender Processing Services, Inc.	35,800	1,120,898
ManTech International Corp., Class A*	8,400	357,588

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Mastercard, Inc., Class A	36,700	$7,322,751
MAXIMUS, Inc.	14,700	850,689
NeuStar, Inc., Class A*	32,590	672,006
Online Resources Corp.*	10	42
Paychex, Inc.	122,010	3,168,600
SAIC, Inc.*	116,950	1,957,743
Sapient Corp.	44,100	447,174
SRA International, Inc., Class A*	31,500	619,605
Syntel, Inc.	16,680	566,286
TeleTech Holdings, Inc.*	47,050	606,474
Total System Services, Inc.	62,200	845,920
Unisys Corp.*	496	9,171
VeriFone Systems, Inc.*	40,500	766,665
Visa, Inc., Class A	179,050	12,667,788
Western Union Co.	254,160	3,789,526
Wright Express Corp.*	28,800	855,360

		143,301,675

Office Electronics (0.1%)
Xerox Corp.	521,331	4,191,501
Zebra Technologies Corp., Class A*	27,700	702,749

		4,894,250

Semiconductors & Semiconductor Equipment (2.8%)
Actel Corp.*	590	7,564
Advanced Analogic Technologies, Inc.*	70	223
Advanced Micro Devices, Inc.*	232,600	1,702,632
Altera Corp.	128,450	3,186,844
Amkor Technology, Inc.*	115,200	634,752
Analog Devices, Inc.	127,070	3,540,170
Applied Materials, Inc.	507,820	6,103,996
Atheros Communications, Inc.*	27,100	746,334
Atmel Corp.*	197,000	945,600
ATMI, Inc.*	880	12,883
Avago Technologies Ltd.*	40,100	844,506
Broadcom Corp., Class A	187,670	6,187,480
Cabot Microelectronics Corp.*	17,380	601,174
Cavium Networks, Inc.*	700	18,333
Cree, Inc.*	38,900	2,335,167
Cypress Semiconductor Corp.*	98,500	988,940
Diodes, Inc.*	480	7,618
DSP Group, Inc.*	640	4,090
Energy Conversion Devices, Inc.*	22,100	90,610
Entegris, Inc.*	4,540	18,024
Evergreen Solar, Inc.*	109,900	74,952
Exar Corp.*	1,400	9,702
Fairchild Semiconductor International, Inc.*	86,600	728,306
FEI Co.*	23,160	456,484
First Solar, Inc.*	21,350	2,430,271
FormFactor, Inc.*	28,800	311,040
GT Solar International, Inc.*	105,900	593,040
Hittite Microwave Corp.*	14,400	644,256
Integrated Device Technology, Inc.*	77,100	381,645
Intel Corp.	2,103,610	40,915,214
International Rectifier Corp.*	33,800	629,018
Intersil Corp., Class A	46,800	566,748

	Number of Shares	Value (Note 1)

IXYS Corp.*	700	$6,188
KLA-Tencor Corp.	76,180	2,123,898
Kulicke & Soffa Industries, Inc.*	610	4,282
Lam Research Corp.*	54,500	2,074,270
Linear Technology Corp.	94,050	2,615,531
LSI Corp.*	247,100	1,136,660
Marvell Technology Group Ltd.*	216,430	3,410,937
Maxim Integrated Products, Inc.	131,550	2,200,832
MEMC Electronic Materials, Inc.*	100,270	990,668
Micrel, Inc.	58,400	594,512
Microchip Technology, Inc.	81,000	2,246,940
Micron Technology, Inc.*	323,450	2,746,091
Microsemi Corp.*	31,400	459,382
MKS Instruments, Inc.*	27,400	512,928
Monolithic Power Systems, Inc.*	31,420	561,161
National Semiconductor Corp.	90,000	1,211,400
Netlogic Microsystems, Inc.*	23,700	644,640
Novellus Systems, Inc.*	36,300	920,568
NVIDIA Corp.*	216,360	2,209,036
OmniVision Technologies, Inc.*	1,350	28,944
ON Semiconductor Corp.*	162,500	1,036,750
Pericom Semiconductor Corp.*	1,210	11,616
PMC-Sierra, Inc.*	103,000	774,560
Power Integrations, Inc.	22,300	717,948
Rambus, Inc.*	39,700	695,544
RF Micro Devices, Inc.*	3,270	12,786
Rudolph Technologies, Inc.*	10	75
Semtech Corp.*	41,070	672,316
Silicon Image, Inc.*	5,630	19,761
Silicon Laboratories, Inc.*	21,840	885,830
Skyworks Solutions, Inc.*	72,500	1,217,275
Standard Microsystems Corp.*	30	698
SunPower Corp., Class A*	36,850	445,885
Supertex, Inc.*	430	10,604
Teradyne, Inc.*	91,610	893,197
Tessera Technologies, Inc.*	22,000	353,100
Texas Instruments, Inc.	462,090	10,757,455
TriQuint Semiconductor, Inc.*	124,000	757,640
Varian Semiconductor Equipment Associates, Inc.*	28,200	808,212
Veeco Instruments, Inc.*	15,300	524,484
Volterra Semiconductor Corp.*	80	1,845
Xilinx, Inc.	104,600	2,642,196

		125,656,261

Software (3.7%)
ACI Worldwide, Inc.*	29,500	574,365
Activision Blizzard, Inc.	196,100	2,057,089
Adobe Systems, Inc.*	199,020	5,260,099
Advent Software, Inc.*	19,620	921,355
ANSYS, Inc.*	34,700	1,407,779
Ariba, Inc.*	45,100	718,443
Autodesk, Inc.*	98,350	2,395,806
Blackbaud, Inc.	33,450	728,206
Blackboard, Inc.*	15,200	567,416
BMC Software, Inc.*	68,600	2,375,618
Bottomline Technologies, Inc.*	220	2,867
CA, Inc.	147,050	2,705,720
Cadence Design Systems, Inc.*	112,030	648,654
Citrix Systems, Inc.*	78,550	3,317,166

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Compuware Corp.*	85,050	$678,699
Concur Technologies, Inc.*	20,300	866,404
Electronic Arts, Inc.*	134,200	1,932,480
EPIQ Systems, Inc.*	30,400	393,072
FactSet Research Systems, Inc.	18,970	1,270,800
Fair Isaac Corp.	29,200	636,268
Informatica Corp.*	37,700	900,276
Intuit, Inc.*	106,050	3,687,358
Jack Henry & Associates, Inc.	30,730	733,832
Kenexa Corp.*	870	10,440
Lawson Software, Inc.*	99,400	725,620
Manhattan Associates, Inc.*	790	21,764
McAfee, Inc.*	65,400	2,009,088
Mentor Graphics Corp.*	83,970	743,135
MICROS Systems, Inc.*	30,400	968,848
Microsoft Corp.	2,895,850	66,633,509
MicroStrategy, Inc., Class A*	200	15,018
Novell, Inc.*	150,200	853,136
Nuance Communications, Inc.*	84,490	1,263,125
Oracle Corp.	1,440,290	30,908,623
Parametric Technology Corp.*	51,050	799,954
Progress Software Corp.*	19,160	575,375
Quest Software, Inc.*	31,000	559,240
Radiant Systems, Inc.*	160	2,314
Red Hat, Inc.*	71,300	2,063,422
Rovi Corp.*	41,550	1,575,161
Salesforce.com, Inc.*	47,100	4,042,122
Solera Holdings, Inc.	21,110	764,182
SonicWALL, Inc.*	1,330	15,628
SuccessFactors, Inc.*	23,800	494,802
Sybase, Inc.*	32,700	2,114,382
Symantec Corp.*	301,990	4,191,621
Symyx Technologies, Inc.*	470	2,355
Synchronoss Technologies, Inc.*	910	17,263
Synopsys, Inc.*	61,920	1,292,270
Take-Two Interactive Software, Inc.*	34,600	311,400
Taleo Corp., Class A*	190	4,615
TIBCO Software, Inc.*	85,640	1,032,818
TiVo, Inc.*	66,900	493,722
VMware, Inc., Class A*	27,800	1,740,002
Websense, Inc.*	24,500	463,050

		161,487,776

Total Information Technology		805,321,685

Materials (3.9%)
Chemicals (2.0%)
A. Schulman, Inc.	470	8,911
Air Products & Chemicals, Inc.	80,280	5,202,947
Airgas, Inc.	37,700	2,344,940
Albemarle Corp.	36,800	1,461,328
Arch Chemicals, Inc.	15,700	482,618
Ashland, Inc.	31,964	1,483,769
Cabot Corp.	29,200	704,012
Celanese Corp., Class A	62,200	1,549,402
CF Industries Holdings, Inc.	28,802	1,827,487
Cytec Industries, Inc.	18,500	739,815
Dow Chemical Co.	436,680	10,358,050
E.I. du Pont de Nemours & Co.	342,540	11,848,459
Eastman Chemical Co.	33,860	1,806,769
Ecolab, Inc.	88,212	3,961,601

	Number of Shares	Value (Note 1)

Ferro Corp.*	40,360	$297,453
FMC Corp.	34,250	1,966,977
Huntsman Corp.	61,000	528,870
Innophos Holdings, Inc.	510	13,301
International Flavors & Fragrances, Inc.	35,000	1,484,700
Intrepid Potash, Inc.*	21,300	416,841
LSB Industries, Inc.*	580	7,720
Lubrizol Corp.	25,800	2,071,998
Minerals Technologies, Inc.	8,600	408,844
Monsanto Co.	206,300	9,535,186
Mosaic Co.	69,430	2,706,381
Nalco Holding Co.	49,000	1,002,540
NewMarket Corp.	4,600	401,672
NL Industries, Inc.	33,600	204,960
Olin Corp.	29,800	539,082
PolyOne Corp.*	2,750	23,155
PPG Industries, Inc.	62,900	3,799,789
Praxair, Inc.	120,600	9,164,394
Quaker Chemical Corp.	480	13,003
Rockwood Holdings, Inc.*	19,730	447,674
RPM International, Inc.	49,050	875,052
Scotts Miracle-Gro Co., Class A	19,400	861,554
Sensient Technologies Corp.	20,600	534,158
Sherwin-Williams Co.	34,800	2,407,812
Sigma-Aldrich Corp.	45,900	2,287,197
Solutia, Inc.*	45,900	601,290
Spartech Corp.*	1,320	13,530
Valspar Corp.	44,500	1,340,340
W.R. Grace & Co.*	27,500	578,600
Westlake Chemical Corp.	310	5,757

		88,319,938

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	17,700	1,501,137
Texas Industries, Inc.	100	2,954
Vulcan Materials Co.	48,700	2,134,521

		3,638,612

Containers & Packaging (0.4%)
AptarGroup, Inc.	29,600	1,119,472
Ball Corp.	42,250	2,232,068
Bemis Co., Inc.	42,300	1,142,100
Crown Holdings, Inc.*	72,750	1,821,660
Graphic Packaging Holding Co.*	143,300	451,395
Greif, Inc., Class A	14,800	821,992
Myers Industries, Inc.	1,070	8,656
Owens-Illinois, Inc.*	77,550	2,051,197
Packaging Corp. of America	48,600	1,070,172
Pactiv Corp.*	56,450	1,572,133
Rock-Tenn Co., Class A	14,700	730,149
Sealed Air Corp.	69,960	1,379,611
Silgan Holdings, Inc.	20,400	578,952
Sonoco Products Co.	44,160	1,345,997
Temple-Inland, Inc.	40,700	841,269

		17,166,823

Metals & Mining (1.1%)
AK Steel Holding Corp.	41,600	495,872
Alcoa, Inc.	420,250	4,227,715
Allegheny Technologies, Inc.	44,660	1,973,525

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Allied Nevada Gold Corp.*	24,000	$472,320
AMCOL International Corp.	19,500	458,250
Carpenter Technology Corp.	24,000	787,920
Cliffs Natural Resources, Inc.	55,540	2,619,266
Coeur d’Alene Mines Corp.*	33,300	525,474
Commercial Metals Co.	49,390	652,936
Compass Minerals International, Inc.	12,400	871,472
Freeport-McMoRan Copper & Gold, Inc.	163,550	9,670,712
Gerdau Ameristeel Corp.*	53,100	578,790
Hecla Mining Co.*	91,500	477,630
Kaiser Aluminum Corp.	14,160	490,927
Newmont Mining Corp.	179,900	11,107,026
Nucor Corp.	119,120	4,559,914
Olympic Steel, Inc.	720	16,538
Reliance Steel & Aluminum Co.	28,100	1,015,815
Royal Gold, Inc.	18,000	864,000
Southern Copper Corp.	63,960	1,697,498
Steel Dynamics, Inc.	71,300	940,447
Thompson Creek Metals Co., Inc.*	52,900	459,172
Titanium Metals Corp.*	30,000	527,700
United States Steel Corp.	51,590	1,988,795
Universal Stainless & Alloy Products, Inc.*	40	640
Walter Energy, Inc.	22,000	1,338,700
Worthington Industries, Inc.	37,000	475,820

		49,294,874

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.*	1,360	13,532
Clearwater Paper Corp.*	5,325	291,597
Deltic Timber Corp.	9,200	384,560
Domtar Corp.	19,740	970,221
International Paper Co.	165,050	3,735,081
Louisiana-Pacific Corp.*	3,030	20,271
MeadWestvaco Corp.	78,600	1,744,920
Neenah Paper, Inc.	160	2,928
P.H. Glatfelter Co.	1,440	15,624
Wausau Paper Corp.*	45,000	304,650
Weyerhaeuser Co.	90,100	3,171,520

		10,654,904

Total Materials		169,075,151

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.2%)
AboveNet, Inc.*	9,800	462,364
AT&T, Inc.	2,234,054	54,041,766
Atlantic Tele-Network, Inc.	110	4,543
Cbeyond, Inc.*	370	4,625
CenturyLink, Inc.	113,569	3,782,983
Frontier Communications Corp.	118,450	842,180
Level 3 Communications, Inc.*	626,200	682,558
Premiere Global Services, Inc.*	51,900	329,046
Qwest Communications International, Inc.	625,680	3,284,820
tw telecom, Inc.*	57,400	957,432
Verizon Communications, Inc.	1,068,740	29,946,095
Windstream Corp.	212,071	2,239,470

		96,577,882

	Number of Shares	Value (Note 1)

Wireless Telecommunication Services (0.6%)
American Tower Corp., Class A*	152,500	$6,786,250
Clearwire Corp., Class A*	63,600	463,008
Crown Castle International Corp.*	109,850	4,093,011
Leap Wireless International, Inc.*	31,900	414,062
MetroPCS Communications, Inc.*	108,050	884,929
NII Holdings, Inc.*	73,400	2,386,968
NTELOS Holdings Corp.	26,600	457,520
SBA Communications Corp., Class A*	48,700	1,656,287
Sprint Nextel Corp.*	1,113,525	4,721,346
Syniverse Holdings, Inc.*	45,100	922,295
Telephone & Data Systems, Inc.	31,910	969,745
U.S. Cellular Corp.*	11,300	464,995
USA Mobility, Inc.	400	5,168

		24,225,584

Total Telecommunication Services		120,803,466

Utilities (3.7%)
Electric Utilities (1.7%)
Allegheny Energy, Inc.	64,100	1,325,588
American Electric Power Co., Inc.	181,070	5,848,561
Cleco Corp.	25,900	684,019
DPL, Inc.	45,000	1,075,500
Duke Energy Corp.	496,500	7,944,000
Edison International	123,160	3,906,635
Empire District Electric Co.	22,600	424,202
Entergy Corp.	71,600	5,127,992
Exelon Corp.	249,740	9,482,628
FirstEnergy Corp.	115,250	4,060,257
Great Plains Energy, Inc.	51,600	878,232
Hawaiian Electric Industries, Inc.	35,200	801,856
IDACORP, Inc.	20,050	667,064
ITC Holdings Corp.	20,600	1,089,946
NextEra Energy, Inc.	156,750	7,643,130
Northeast Utilities	61,550	1,568,294
NV Energy, Inc.	100,300	1,184,543
Pepco Holdings, Inc.	87,450	1,371,216
Pinnacle West Capital Corp.	42,600	1,548,936
Portland General Electric Co.	28,500	522,405
PPL Corp.	143,150	3,571,593
Progress Energy, Inc.	112,420	4,409,112
Southern Co.	311,750	10,375,040
Westar Energy, Inc.	43,900	948,679

		76,459,428

Gas Utilities (0.4%)
AGL Resources, Inc.	32,350	1,158,777
Atmos Energy Corp.	38,500	1,041,040
Energen Corp.	27,200	1,205,776
EQT Corp.	56,800	2,052,752
Laclede Group, Inc.	8,600	284,918
National Fuel Gas Co.	28,900	1,325,932
New Jersey Resources Corp.	18,100	637,120

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Nicor, Inc.	17,100	$692,550
ONEOK, Inc.	46,500	2,011,125
Piedmont Natural Gas Co., Inc.	30,900	781,770
Questar Corp.	66,200	3,011,438
South Jersey Industries, Inc.	12,100	519,816
Southwest Gas Corp.	17,200	507,400
UGI Corp.	45,950	1,168,968
WGL Holdings, Inc.	19,100	649,973

		17,049,355

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	275,595	2,546,498
Calpine Corp.*	152,700	1,942,344
Constellation Energy Group, Inc.	75,150	2,423,588
Dynegy, Inc.*	1,270	4,890
Mirant Corp.*	74,000	781,440
NRG Energy, Inc.*	102,550	2,175,085
Ormat Technologies, Inc.	14,750	417,277
RRI Energy, Inc.*	154,470	585,441

		10,876,563

Multi-Utilities (1.3%)
Alliant Energy Corp.	43,600	1,383,864
Ameren Corp.	88,700	2,108,399
CenterPoint Energy, Inc.	139,350	1,833,846
CH Energy Group, Inc.	10,200	400,248
CMS Energy Corp.	86,900	1,273,085
Consolidated Edison, Inc.	106,600	4,594,460
Dominion Resources, Inc.	225,350	8,730,059
DTE Energy Co.	71,900	3,279,359
Integrys Energy Group, Inc.	30,100	1,316,574
MDU Resources Group, Inc.	78,350	1,412,650
NiSource, Inc.	121,000	1,754,500
NSTAR	42,300	1,480,500
OGE Energy Corp.	36,800	1,345,408
PG&E Corp.	148,720	6,112,392
Public Service Enterprise Group, Inc.	191,300	5,993,429
SCANA Corp.	50,350	1,800,516

	Number of Shares	Value (Note 1)

Sempra Energy	93,590	$4,379,076
TECO Energy, Inc.	80,850	1,218,410
Vectren Corp.	30,700	726,362
Wisconsin Energy Corp.	51,050	2,590,277
Xcel Energy, Inc.	185,580	3,824,804

		57,558,218

Water Utilities (0.1%)
American Water Works Co., Inc.	65,800	1,355,480
Aqua America, Inc.	53,850	952,068
California Water Service Group	10,500	374,850

		2,682,398

Total Utilities		164,625,962

Total Common Stocks (99.6%) (Cost $4,269,826,523)		4,374,210,275

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.7%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $76,100,288)	$76,100,288	76,100,288

Total Investments (101.3%) (Cost/Amortized Cost $4,345,926,811)		4,450,310,563
Other Assets Less Liabilities (-1.3%)		(56,556,380)

Net Assets (100%)		$4,393,754,183

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $17,463,420.

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	30	September-10	$1,925,618	$1,823,400	$(102,218)
S&P 500 E-Mini Index	258	September-10	13,855,064	13,243,140	(611,924)

					$(714,142)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$478,361,243	$–	$–	$478,361,243
Consumer Staples	425,241,507	–	–	425,241,507
Energy	435,487,374	–	–	435,487,374
Financials	746,506,429	–	–	746,506,429
Health Care	539,297,959	–	–	539,297,959
Industrials	489,489,499	–	–	489,489,499
Information Technology	805,321,685	–	–	805,321,685
Materials	169,075,151	–	–	169,075,151
Telecommunication Services	120,803,466	–	–	120,803,466
Utilities	164,625,962	–	–	164,625,962
Short-Term Investments	–	76,100,288	–	76,100,288

Total Assets	$4,374,210,275	$76,100,288	$–	$4,450,310,563

Liabilities:
Futures	$(714,142)	$–	$–	$(714,142)

Total Liabilities	$(714,142)	$–	$–	$(714,142)

Total	$4,373,496,133	$76,100,288	$–	$4,449,596,421

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financial
Balance as of 12/31/09	$3,023
Total gains or losses (realized/unrealized) included in earnings	—
Purchases, sales, issuances, and settlements (net)	(3,023)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$—
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(714,142)	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(714,142)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(2,436,451)	—	—	(2,436,451)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(2,436,451)	$—	$—	$(2,436,451)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(694,700)	—	—	(694,700)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(694,700)	$—	$—	$(694,700)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

This Portfolio held futures contracts with an average notional balance of approximately $20,999,000 during the six months ended June 30, 2010.

^ This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$408,940,657
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$631,380,943

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$731,692,391
Aggregate gross unrealized depreciation	(685,942,657)

Net unrealized appreciation	$45,749,734

Federal income tax cost of investments	$4,404,560,829

The Portfolio has a net capital loss carryforward of $2,894,789,060 of which $669,460,381 expires in the year 2010, $6,931,676 expires in the year 2015, $529,022,662 expires in the year 2016 and $1,689,374,341 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $4,345,926,811)	$4,450,310,563
Cash	69,012
Receivable for securities sold	28,330,842
Dividends, interest and other receivables	5,849,903
Receivable from Separate Accounts for Trust shares sold	1,071,825
Other assets	87,276

Total assets	4,485,719,421

LIABILITIES
Payable for securities purchased	87,101,514
Payable to Separate Accounts for Trust shares redeemed	2,389,941
Investment management fees payable	1,339,253
Administrative fees payable	393,534
Distribution fees payable - Class IB	242,240
Variation margin payable on futures contracts	128,430
Trustees’ fees payable	18,172
Accrued expenses	352,154

Total liabilities	91,965,238

NET ASSETS	$4,393,754,183

Net assets were comprised of:
Paid in capital	$7,112,158,631
Accumulated undistributed net investment income (loss)	34,165,855
Accumulated undistributed net realized gain (loss) on investments and futures	(2,856,239,913)
Unrealized appreciation (depreciation) on investments and futures	103,669,610

Net assets	$4,393,754,183

Class IA
Net asset value, offering and redemption price per share, $3,282,192,113 / 249,650,751 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.15

Class IB
Net asset value, offering and redemption price per share, $1,111,562,070 / 85,107,763 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.06

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$46,549,214
Interest	14
Securities lending (net)	383,049

Total income	46,932,277

EXPENSES
Investment management fees	8,530,298
Administrative fees	2,512,314
Distribution fees - Class IB	1,545,228
Printing and mailing expenses	288,588
Trustees’ fees	58,120
Professional fees	56,907
Custodian fees	50,828
Miscellaneous	35,092

Total expenses	13,077,375

NET INVESTMENT INCOME (LOSS)	33,854,902

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	99,676,127
Futures	(2,436,451)

Net realized gain (loss)	97,239,676

Change in unrealized appreciation (depreciation) on:
Securities	(425,158,653)
Futures	(694,700)

Net change in unrealized appreciation (depreciation)	(425,853,353)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(328,613,677)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(294,758,775)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$33,854,902	$84,452,730
Net realized gain (loss) on investments and futures	97,239,676	64,645,276
Net change in unrealized appreciation (depreciation) on investments and futures	(425,853,353)	966,560,783

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(294,758,775)	1,115,658,789

DIVIDENDS:
Dividends from net investment income
Class IA	—	(65,053,833)
Class IB	—	(19,058,636)

TOTAL DIVIDENDS	—	(84,112,469)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [1,641,455 and 4,796,958 shares, respectively]	23,666,872	56,489,163
Capital shares issued in connection with merger (Note 8) [0 and 464,999 shares, respectively]	—	6,344,413
Capital shares issued in reinvestment of dividends [0 and 4,723,875 shares, respectively]	—	65,053,833
Capital shares repurchased [(14,698,136) and (32,423,071) shares, respectively]	(210,821,368)	(381,356,151)

Total Class IA transactions	(187,154,496)	(253,468,742)

Class IB
Capital shares sold [2,064,663 and 6,286,827 shares, respectively]	29,446,294	72,005,859
Capital shares issued in connection with merger (Note 8) [0 and 3,833,522 shares, respectively]	—	51,928,440
Capital shares issued in reinvestment of dividends [0 and 1,391,283 shares, respectively]	—	19,058,636
Capital shares repurchased [(6,953,070) and (15,144,060) shares, respectively]	(98,803,905)	(178,854,027)

Total Class IB transactions	(69,357,611)	(35,861,092)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(256,512,107)	(289,329,834)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(551,270,882)	742,216,486
NET ASSETS:
Beginning of period	4,945,025,065	4,202,808,579

End of period (a)	$4,393,754,183	$4,945,025,065

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$34,165,855	$310,953

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO (ee)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009	2008	2007	2006	2005
Net asset value, beginning of period	$14.04	$11.11	$20.27	$19.80	$18.09	$17.49

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.24 (e)	0.29 (e)	0.25 (e)	0.27 (e)	0.18 (e)
Net realized and unrealized gain (loss) on investments and futures	(0.99)	2.94	(9.14)	0.48	1.72	0.61

Total from investment operations	(0.89)	3.18	(8.85)	0.73	1.99	0.79

Less distributions:
Dividends from net investment income	—	(0.25)	(0.31)	(0.26)	(0.28)	(0.19)

Net asset value, end of period	$13.15	$14.04	$11.11	$20.27	$19.80	$18.09

Total return (b)	(6.34)%	28.68%	(43.67)%	3.73%	11.01%	4.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,282,192	$3,688,279	$3,168,157	$6,425,334	$7,114,739	$7,297,020
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.47%	0.49%	0.46%	0.59%	0.55%	0.50%
Before fees paid indirectly (a)	0.47%	0.49%	0.61%	0.60%	0.57%	0.52%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	1.45%	2.02%	1.79%	1.21%	1.43%	1.05%
Before fees paid indirectly (a)	1.45%	2.02%	1.64%	1.20%	1.42%	1.03%
Portfolio turnover rate	9%	4%	83%	44%	35%	38%

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009	2008	2007	2006	2005
Net asset value, beginning of period	$13.96	$11.05	$20.16	$19.69	$17.99	$17.39

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.21 (e)	0.25 (e)	0.19 (e)	0.22 (e)	0.14 (e)
Net realized and unrealized gain (loss) on investments and futures	(0.98)	2.91	(9.08)	0.49	1.71	0.60

Total from investment operations	(0.90)	3.12	(8.83)	0.68	1.93	0.74

Less distributions:
Dividends from net investment income	—	(0.21)	(0.28)	(0.21)	(0.23)	(0.14)

Net asset value, end of period	$13.06	$13.96	$11.05	$20.16	$19.69	$17.99

Total return (b)	(6.45)%	28.31%	(43.81)%	3.48%	10.72%	4.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,111,562	$1,256,746	$1,034,651	$2,090,492	$2,364,942	$2,351,936
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.72%	0.74%	0.71%	0.84%	0.80%	0.75%
Before fees paid indirectly (a)	0.72%	0.74%	0.86%	0.85%	0.82%	0.77%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	1.20%	1.77%	1.54%	0.96%	1.18%	0.80%
Before fees paid indirectly (a)	1.20%	1.77%	1.39%	0.95%	1.17%	0.78%
Portfolio turnover rate	9%	4%	83%	44%	35%	38%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO (ee)

FINANCIAL HIGHLIGHTS (Continued)

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(ee)	On September 18, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Common Stock Index II Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the EQ/Common Stock Index Portfolio.

See Notes to Financial Statements.

EQ/CORE BOND INDEX PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of 6/30/2010	% of Net Assets
Government Securities	75.6%
Corporate Bonds	20.3
Asset-Backed and Mortgage-Backed Securities	3.2
Cash and Other	0.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$1,051.10	$2.44
Hypothetical (5% average return before expenses)	1,000.00	1,022.41	2.41
Class IB
Actual	1,000.00	1,050.00	3.71
Hypothetical (5% average return before expenses)	1,000.00	1,021.17	3.66

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.48% and 0.73%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (3.2%)
Asset-Backed Securities (0.2%)
AEP Texas Central Transition Funding LLC,
Series 2002-1 A4 5.170%, 1/1/18	$365,000	$414,942
Series 2002-1 A5 6.250%, 1/15/17	350,000	411,114
BMW Vehicle Owner Trust, Series 2010-A A3 1.390%, 4/25/14	200,000	201,055
Capital One Multi-Asset Execution Trust,
Series 2005-A7 A7 4.700%, 6/15/15	500,000	535,159
Series 2006-A10 A10 5.150%, 6/16/14	100,000	104,570
Series 2007-A7 A7 5.750%, 7/15/20	200,000	234,241
Chase Issuance Trust, Series 2007-A17 A 5.120%, 10/15/14	1,750,000	1,899,757
Citibank Credit Card Issuance Trust,
Series 2003-A10 A10 4.750%, 12/10/15	250,000	274,259
Series 2003-A7 A7 4.150%, 7/7/17	600,000	647,521
Series 2005-A2 A2 4.850%, 3/10/17	500,000	555,500
Series 2006-A3 A3 5.300%, 3/15/18	1,350,000	1,543,224
Series 2007-A8 A8 5.650%, 9/20/19	750,000	881,144
Series 2008-A1 A1 5.350%, 2/7/20	600,000	697,007
Series 2009-A4 A4 4.900%, 6/23/16	1,200,000	1,329,633
Series 2009-A5 A5 2.250%, 12/23/14	250,000	254,957
Entergy Texas Restoration Funding LLC,
Series 2009-A A1 2.120%, 2/1/16	150,000	152,764
Ford Credit Auto Owner Trust,
Series 2007-B A4A 5.240%, 7/15/12	100,000	103,540
Series 2008-A A4 4.370%, 10/15/12	500,000	518,561
Honda Auto Receivables Owner Trust,
Series 2010-2 A3 1.340%, 3/18/14	355,000	355,955
PG&E Energy Recovery Funding LLC,
Series 2005-1 A5 4.470%, 12/25/14	650,000	696,221
PSE&G Transition Funding LLC,
Series 2001-1 A6 6.610%, 6/15/15	450,000	497,137
USAA Auto Owner Trust,
Series 2009-2 A4 2.530%, 7/15/15	200,000	205,588

		12,513,849

	Principal Amount	Value (Note 1)

Non-Agency CMO (3.0%)
Banc of America Commercial Mortgage, Inc.,
Series 2004-6 A3 4.512%, 12/10/42	$3,000,000	$3,060,303
Series 2005-1 A4 5.217%, 11/10/42(l)	2,700,000	2,783,246
Series 2005-4 A2 4.764%, 7/10/45	187,012	191,176
Series 2006-4 A4 5.634%, 7/10/46	50,000	51,306
Series 2006-6 A4 5.356%, 10/10/45	750,000	762,468
Series 2007-2 A4 5.867%, 4/10/49(l)	3,375,000	3,275,664
Series 2007-3 A4 5.837%, 6/10/49(l)	3,390,000	3,336,731
Series 2007-4 A4 5.935%, 2/10/51(l)	1,000,000	1,020,262
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2004-T16 A6 4.750%, 2/13/46(l)	2,560,000	2,616,756
Series 2005-PW10 A4 5.405%, 12/11/40(l)	175,000	185,606
Series 2005-PW10 AM 5.449%, 12/11/40(l)	1,000,000	849,676
Series 2005-PWR7 A3 5.116%, 2/11/41(l)	3,105,000	3,338,440
Series 2005-PWR8 A4 4.674%, 6/11/41	1,000,000	1,030,673
Series 2006-T24 A4 5.537%, 10/12/41	750,000	771,044
Series 2007-PW16 A4 5.907%, 6/11/40(l)	1,250,000	1,271,956
Series 2007-PW17 A2 5.574%, 6/11/50	750,000	771,969
Series 2007-PW17 AM 5.915%, 6/11/50(l)	2,000,000	1,691,807
Citigroup Commercial Mortgage Trust, Inc.,
Series 2006-C5 A4 5.431%, 10/15/49	1,250,000	1,257,645
Series 2007-C6 A4 5.888%, 12/10/49(l)	1,650,000	1,667,030
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD2 A4 5.546%, 1/15/46(l)	1,000,000	1,002,547
Series 2006-CD3 AM 5.648%, 10/15/48	1,000,000	809,206
Series 2007-CD4 A3 5.293%, 12/11/49	1,000,000	996,416
Series 2007-CD4 A4 5.322%, 12/11/49	100,000	97,130
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5 A4 4.982%, 5/10/43(l)	2,610,000	2,725,347
Credit Suisse Mortgage Capital Certificates,
Series 2006-C2 A2 5.846%, 3/15/39(l)	250,000	257,650
Series 2006-C3 A3 6.019%, 6/15/38(l)	1,100,000	1,128,865
Series 2006-C4 A3 5.467%, 9/15/39	2,090,000	2,111,051

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Series 2007-C4 A3 5.998%, 9/15/39(l)	$1,000,000	$994,987
CS First Boston Mortgage Securities Corp.,
Series 2001-CK6 A3 6.387%, 8/15/36	984,276	1,021,334
Series 2004-C1 A4 4.750%, 1/15/37(l)	250,000	256,114
Series 2004-C2 A1 3.819%, 5/15/36	465,342	469,310
Series 2004-C2 A2 5.416%, 5/15/36(l)	750,000	797,579
Series 2004-C4 A6 4.691%, 10/15/39	600,000	608,772
Series 2004-C5 A4 4.829%, 11/15/37	1,000,000	1,028,217
Series 2005-C3 A4 4.686%, 7/15/37	345,000	350,915
CW Capital Cobalt Ltd.,
Series 2007-C3 A4 6.015%, 5/15/46(l)	50,000	48,058
GE Capital Commercial Mortgage Corp.,
Series 2004-C3 A3 4.865%, 7/10/39(l)	600,000	608,836
Series 2005-C1 A3 4.578%, 6/10/48	1,110,000	1,109,975
Series 2007-C1 A4 5.543%, 12/10/49	2,325,000	2,207,719
GMAC Commercial Mortgage Securities, Inc.,
Series 2004-C3 A5 4.864%, 12/10/41	2,700,000	2,735,399
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3 A4 4.799%, 8/10/42(l)	3,450,000	3,583,349
Series 2005-GG5 A5 5.224%, 4/10/37(l)	2,000,000	2,050,141
Series 2006-GG7 A4 6.085%, 7/10/38(l)	3,178,000	3,312,290
Series 2007-GG9 A4 5.444%, 3/10/39	2,300,000	2,304,156
GS Mortgage Securities Corp. II,
Series 2004-GG2 A6 5.396%, 8/10/38(l)	3,941,000	4,152,669
Series 2005-GG4 A4 4.761%, 7/10/39	2,500,000	2,536,572
Series 2006-GG6 A4 5.553%, 4/10/38(l)	3,372,000	3,422,947
Series 2006-GG8 A2 5.479%, 11/10/39	750,000	764,472
Series 2006-GG8 A4 5.560%, 11/10/39	65,000	66,183
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2003-CB7 A4 4.879%, 1/12/38(l)	5,236,000	5,499,335
Series 2005-LDP1 A3 4.865%, 3/15/46	3,000,000	3,071,373
Series 2005-LDP2 A3 4.697%, 7/15/42	200,000	205,411
Series 2005-LDP3 A4B 4.996%, 8/15/42(l)	1,275,000	1,159,887
Series 2006-CB15 A4 5.814%, 6/12/43(l)	3,285,000	3,425,092

	Principal Amount	Value (Note 1)

Series 2006-CB16 A4 5.552%, 5/12/45	$1,000,000	$1,027,438
Series 2006-LDP9 A1S 5.284%, 5/15/47	2,693,714	2,758,031
Series 2007-C1 ASB 5.857%, 2/15/51	2,000,000	2,010,887
Series 2007-CB18 A4 5.440%, 6/12/47	1,960,000	1,957,465
Series 2007-LD11 A2 5.968%, 6/15/49(l)	1,000,000	1,033,735
Series 2007-LD11 A4 5.983%, 6/15/49(l)	1,000,000	981,035
LB-UBS Commercial Mortgage Trust,
Series 2004-C2 A4 4.367%, 3/15/36	3,590,000	3,672,167
Series 2004-C8 A4 4.510%, 12/15/29	1,611,000	1,643,023
Series 2005-C3 A5 4.739%, 7/15/30	200,000	207,993
Series 2005-C7 A4 5.197%, 11/15/30(l)	300,000	315,920
Series 2006-C1 A4 5.156%, 2/15/31	2,500,000	2,600,798
Series 2007-C6 A4 5.858%, 7/15/40(l)	2,650,000	2,607,197
Series 2007-C7 A3 5.866%, 9/15/45(l)	3,480,000	3,475,869
Merrill Lynch Mortgage Trust,
Series 2004-KEY2 A4 4.864%, 8/12/39(l)	2,820,000	2,901,993
Series 2005-MCP1 A4 4.747%, 6/12/43(l)	130,000	134,785
Series 2007-C1 A4 6.020%, 6/12/50(l)	2,825,000	2,851,511
Series 2008-C1 A3 5.710%, 2/12/51	300,000	305,168
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A3 5.172%, 12/12/49(l)	100,000	97,971
Series 2007-5 A4 5.378%, 8/12/48	4,150,000	3,855,493
Series 2007-6 A4 5.485%, 3/12/51(l)	2,750,000	2,555,023
Morgan Stanley Capital I, Inc.,
Series 2003-T11 A4 5.150%, 6/13/41	200,000	211,157
Series 2004-IQ8 A5 5.110%, 6/15/40(l)	630,000	662,256
Series 2005-HQ5 A4 5.168%, 1/14/42	1,194,000	1,253,163
Series 2005-IQ9 A5 4.700%, 7/15/56	3,800,000	3,884,234
Series 2006-HQ8 A3 5.610%, 3/12/44(l)	1,000,000	1,009,909
Series 2007-HQ12 A5 5.812%, 4/12/49(l)	1,540,000	1,433,839
Series 2007-IQ14 A2 5.610%, 4/15/49	2,500,000	2,561,093
Series 2007-IQ14 A4 5.692%, 4/15/49(l)	85,000	80,478
Series 2007-T25 A3 5.514%, 11/12/49(l)	4,150,000	4,455,949

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5 A4 6.390%, 10/15/35	$924,624	$962,418
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4 A3 6.071%, 8/15/39(l)	1,015,000	1,083,861
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8 A4 4.964%, 11/15/35(l)	2,765,000	2,927,173
Series 2003-C9 A4 5.012%, 12/15/35(l)	250,000	264,998
Series 2004-C11 A5 5.215%, 1/15/41(l)	1,002,000	1,051,504
Series 2006-C23 AJ 5.515%, 1/15/45(l)	1,000,000	725,932
Series 2006-C27 A3 5.765%, 7/15/45(l)	1,085,000	1,148,890
Series 2006-C27 AM 5.795%, 7/15/45(l)	500,000	422,465
Series 2007-C30 A5 5.342%, 12/15/43	1,175,000	1,090,631
Series 2007-C31 A2 5.421%, 4/15/47	3,250,000	3,321,720
Series 2007-C32 A3 5.929%, 6/15/49(l)	1,000,000	953,631
Series 2007-C33 A4 6.099%, 2/15/51(l)	1,757,000	1,729,605

		155,081,470

Total Asset-Backed and Mortgage-Backed Securities		167,595,319

Corporate Bonds (20.3%)
Consumer Discretionary (1.4%)
Auto Components (0.0%)
Johnson Controls, Inc. 5.000%, 3/30/20	750,000	788,278

Automobiles (0.1%)
Daimler Finance N.A. LLC
5.750%, 9/8/11	500,000	520,671
6.500%, 11/15/13	1,232,000	1,378,900
8.500%, 1/18/31	530,000	677,048

		2,576,619

Hotels, Restaurants & Leisure (0.1%)
International Game Technology 7.500%, 6/15/19	150,000	174,182
Marriott International, Inc. 5.625%, 2/15/13	500,000	532,694
McDonald’s Corp.
4.300%, 3/1/13	250,000	268,575
5.350%, 3/1/18	500,000	572,644
5.000%, 2/1/19	750,000	835,592
6.300%, 3/1/38	507,000	619,142
Yum! Brands, Inc.
4.250%, 9/15/15	400,000	424,422
6.875%, 11/15/37	1,045,000	1,199,635

		4,626,886

	Principal Amount	Value (Note 1)

Household Durables (0.1%)
Fortune Brands, Inc.
3.000%, 6/1/12	$300,000	$303,614
6.375%, 6/15/14	300,000	333,927
5.375%, 1/15/16	500,000	539,037
Newell Rubbermaid, Inc. 10.600%, 4/15/19	95,000	131,123
Toll Brothers Finance Corp.
8.910%, 10/15/17	400,000	446,087
6.750%, 11/1/19	250,000	245,072
Whirlpool Corp.
8.000%, 5/1/12	225,000	246,143
5.500%, 3/1/13	500,000	535,524

		2,780,527

Leisure Equipment & Products (0.0%)
Hasbro, Inc. 6.350%, 3/15/40	155,000	157,907

Media (0.9%)
CBS Corp.
5.625%, 8/15/12	500,000	529,746
4.625%, 5/15/18	45,000	44,922
8.875%, 5/15/19	250,000	314,530
5.750%, 4/15/20	370,000	397,131
7.875%, 7/30/30	581,000	672,688
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	1,073,000	1,242,500
Comcast Corp.
6.500%, 1/15/15	300,000	344,322
5.900%, 3/15/16	1,346,000	1,516,871
5.700%, 5/15/18	800,000	879,398
5.700%, 7/1/19	1,050,000	1,154,252
5.150%, 3/1/20	1,000,000	1,046,949
7.050%, 3/15/33	250,000	288,640
6.500%, 11/15/35	1,000,000	1,087,505
6.450%, 3/15/37	465,000	502,805
6.950%, 8/15/37	1,142,000	1,299,055
6.550%, 7/1/39	550,000	601,470
COX Communications, Inc.
4.625%, 6/1/13	800,000	852,998
5.450%, 12/15/14	545,000	601,560
DIRECTV Holdings LLC
3.550%, 3/15/15	390,000	392,588
5.200%, 3/15/20	465,000	484,629
6.350%, 3/15/40	380,000	406,912
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	300,000	317,722
7.625%, 5/15/16	786,000	853,792
5.875%, 10/1/19	500,000	546,193
Discovery Communications LLC
3.700%, 6/1/15	300,000	307,573
5.050%, 6/1/20	600,000	623,681
6.350%, 6/1/40	300,000	320,606
Grupo Televisa S.A. 6.000%, 5/15/18	600,000	644,478
Historic TW, Inc. 6.625%, 5/15/29	500,000	550,282
McGraw-Hill Cos., Inc.
5.900%, 11/15/17	500,000	554,377
6.550%, 11/15/37	200,000	229,199

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

NBC Universal, Inc.
3.650%, 4/30/15§	$300,000	$306,780
5.150%, 4/30/20§	845,000	881,325
6.400%, 4/30/40§	125,000	133,525
News America Holdings, Inc. 9.250%, 2/1/13	676,000	795,991
News America, Inc.
6.900%, 3/1/19	250,000	296,134
5.650%, 8/15/20	500,000	552,251
6.550%, 3/15/33	500,000	536,133
6.200%, 12/15/34	35,000	36,863
6.150%, 3/1/37	471,000	491,220
6.650%, 11/15/37	800,000	897,845
7.850%, 3/1/39	500,000	616,943
Omnicom Group, Inc. 6.250%, 7/15/19	300,000	341,448
Reed Elsevier Capital, Inc. 8.625%, 1/15/19	750,000	954,805
Thomson Reuters Corp.
5.700%, 10/1/14	870,000	970,265
6.500%, 7/15/18	500,000	590,610
4.700%, 10/15/19	300,000	317,482
5.850%, 4/15/40	300,000	318,744
Time Warner Cable, Inc.
5.400%, 7/2/12	500,000	534,087
6.200%, 7/1/13	1,400,000	1,565,816
7.500%, 4/1/14	500,000	580,948
5.850%, 5/1/17	960,000	1,054,033
6.750%, 7/1/18	500,000	573,939
8.250%, 4/1/19	750,000	922,351
5.000%, 2/1/20	440,000	449,962
6.550%, 5/1/37	95,000	102,394
7.300%, 7/1/38	775,000	899,777
6.750%, 6/15/39	1,000,000	1,104,723
Time Warner Entertainment Co. LP
8.375%, 3/15/23	500,000	641,055
Time Warner, Inc.
6.875%, 5/1/12	1,585,000	1,726,769
5.875%, 11/15/16	472,000	532,088
4.875%, 3/15/20	200,000	206,254
7.700%, 5/1/32	1,999,000	2,410,862
6.500%, 11/15/36	500,000	543,782
Viacom, Inc.
4.375%, 9/15/14	200,000	212,573
6.250%, 4/30/16	205,000	232,521
5.625%, 9/15/19	700,000	766,812
6.875%, 4/30/36	500,000	566,034
Walt Disney Co.
6.375%, 3/1/12	60,000	65,033
4.500%, 12/15/13	2,500,000	2,753,405
5.500%, 3/15/19	500,000	576,262

		47,669,218

Multiline Retail (0.1%)
Kohl’s Corp. 6.250%, 12/15/17	440,000	512,503
Nordstrom, Inc.
6.750%, 6/1/14	200,000	232,414
4.750%, 5/1/20	135,000	139,815
Target Corp.
5.125%, 1/15/13	800,000	872,845
5.875%, 7/15/16	500,000	586,124

	Principal Amount	Value (Note 1)

6.000%, 1/15/18	$1,250,000	$1,476,907
6.350%, 11/1/32	25,000	28,744
6.500%, 10/15/37	500,000	602,799
7.000%, 1/15/38	1,000,000	1,277,452

		5,729,603

Specialty Retail (0.1%)
AutoZone, Inc. 5.875%, 10/15/12	300,000	324,093
Home Depot, Inc.
5.250%, 12/16/13	1,035,000	1,138,031
5.400%, 3/1/16	1,442,000	1,604,965
5.875%, 12/16/36	789,000	808,803
Lowe’s Cos., Inc.
5.000%, 10/15/15	500,000	561,106
5.400%, 10/15/16	20,000	23,126
4.625%, 4/15/20	200,000	214,575
6.875%, 2/15/28	500,000	602,215
5.800%, 10/15/36	463,000	500,422
5.800%, 4/15/40	285,000	315,359
Staples, Inc. 9.750%, 1/15/14	500,000	613,338
TJX Cos., Inc.
4.200%, 8/15/15	200,000	217,206
6.950%, 4/15/19	285,000	353,843

		7,277,082

Total Consumer Discretionary		71,606,120

Consumer Staples (1.5%)
Beverages (0.5%)
Anheuser-Busch Cos., Inc.
5.050%, 10/15/16	1,000,000	1,075,025
5.750%, 4/1/36	30,000	30,939
6.450%, 9/1/37	612,000	684,101
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	2,250,000	2,309,733
4.125%, 1/15/15	1,250,000	1,308,531
5.375%, 1/15/20	2,250,000	2,424,584
6.375%, 1/15/40	500,000	571,536
Bottling Group LLC
4.625%, 11/15/12	159,000	171,862
6.950%, 3/15/14	700,000	826,132
5.125%, 1/15/19	500,000	555,544
Coca-Cola Co.
3.625%, 3/15/14	200,000	213,684
5.350%, 11/15/17	860,000	983,493
4.875%, 3/15/19	500,000	553,881
Coca-Cola Enterprises, Inc.
7.375%, 3/3/14	600,000	715,178
8.500%, 2/1/22	1,000,000	1,379,634
6.950%, 11/15/26	35,000	43,186
6.750%, 9/15/28	466,000	571,523
Diageo Capital plc
7.375%, 1/15/14	1,000,000	1,173,409
5.750%, 10/23/17	580,000	655,942
5.875%, 9/30/36	250,000	277,536
Diageo Finance B.V.
3.250%, 1/15/15	400,000	411,421
5.300%, 10/28/15	910,000	1,018,424

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Dr. Pepper Snapple Group, Inc.
1.700%, 12/21/11	$200,000	$201,112
2.350%, 12/21/12	200,000	202,315
6.820%, 5/1/18	550,000	655,964
Pepsi Bottling Group, Inc. 7.000%, 3/1/29	400,000	509,926
PepsiAmericas, Inc.
4.375%, 2/15/14	250,000	272,708
4.875%, 1/15/15	700,000	777,472
PepsiCo, Inc.
4.650%, 2/15/13	212,000	230,307
3.750%, 3/1/14	1,250,000	1,332,597
7.900%, 11/1/18	600,000	775,775
4.500%, 1/15/20	1,000,000	1,066,129
5.500%, 1/15/40	200,000	219,105

		24,198,708

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.300%, 3/15/12	300,000	321,537
5.500%, 3/15/17	360,000	414,362
CVS Caremark Corp.
3.250%, 5/18/15	150,000	152,364
5.750%, 6/1/17	1,000,000	1,112,482
6.600%, 3/15/19	500,000	581,840
4.750%, 5/18/20	200,000	204,739
6.250%, 6/1/27	486,000	530,253
6.302%, 6/1/37(l)	300,000	268,500
6.125%, 9/15/39	500,000	534,468
Delhaize America, Inc.
9.000%, 4/15/31	250,000	341,693
Delhaize Group S.A.
5.875%, 2/1/14	250,000	279,011
Kroger Co.
7.500%, 1/15/14	1,000,000	1,168,664
4.950%, 1/15/15	90,000	96,939
3.900%, 10/1/15	500,000	527,437
6.400%, 8/15/17	250,000	291,000
8.000%, 9/15/29	500,000	644,869
6.900%, 4/15/38	400,000	484,449
Safeway, Inc.
5.800%, 8/15/12	950,000	1,032,046
7.250%, 2/1/31	200,000	246,296
Sysco Corp.
5.250%, 2/12/18	1,000,000	1,119,056
Walgreen Co.
4.875%, 8/1/13	500,000	549,846
5.250%, 1/15/19	500,000	567,163
Wal-Mart Stores, Inc.
5.000%, 4/5/12	1,874,000	2,005,502
4.550%, 5/1/13	1,000,000	1,087,683
3.200%, 5/15/14	300,000	316,257
4.125%, 2/1/19	750,000	783,221
5.250%, 9/1/35	1,045,000	1,100,599
6.500%, 8/15/37	1,560,000	1,889,285
5.625%, 4/1/40	500,000	545,601

		19,197,162

Food Products (0.3%)
Archer-Daniels-Midland Co.
5.450%, 3/15/18	300,000	341,251
5.375%, 9/15/35	735,000	772,012

	Principal Amount	Value (Note 1)

Bunge Ltd. Finance Corp.
8.500%, 6/15/19	$565,000	$674,708
Campbell Soup Co.
5.000%, 12/3/12	500,000	547,506
3.375%, 8/15/14	200,000	211,847
4.500%, 2/15/19	382,000	416,096
ConAgra Foods, Inc.
6.750%, 9/15/11	1,060,000	1,126,366
General Mills, Inc.
5.200%, 3/17/15	500,000	560,876
5.700%, 2/15/17	500,000	580,711
5.650%, 2/15/19	500,000	568,139
5.400%, 6/15/40	225,000	239,243
H.J. Heinz Co.
5.350%, 7/15/13	400,000	439,615
Hershey Co.
4.850%, 8/15/15	452,000	495,297
Kellogg Co.
4.250%, 3/6/13	1,500,000	1,607,643
7.450%, 4/1/31	25,000	33,004
Kraft Foods, Inc.
5.625%, 11/1/11	60,000	63,137
6.250%, 6/1/12	951,000	1,036,572
6.000%, 2/11/13	300,000	330,737
2.625%, 5/8/13	300,000	305,686
5.250%, 10/1/13	115,000	125,922
6.750%, 2/19/14	750,000	862,238
4.125%, 2/9/16	300,000	316,642
6.125%, 2/1/18	1,312,000	1,488,986
6.125%, 8/23/18	500,000	569,750
5.375%, 2/10/20	900,000	964,396
6.500%, 11/1/31	500,000	548,948
7.000%, 8/11/37	700,000	824,781
6.500%, 2/9/40	1,200,000	1,341,995
Ralcorp Holdings, Inc.
6.625%, 8/15/39	200,000	218,261
Sara Lee Corp.
6.250%, 9/15/11	500,000	529,468
6.125%, 11/1/32	500,000	535,821

		18,677,654

Household Products (0.1%)
Clorox Co.
5.450%, 10/15/12	940,000	1,022,431
3.550%, 11/1/15	200,000	211,056
5.950%, 10/15/17	50,000	57,742
Kimberly-Clark Corp.
7.500%, 11/1/18	700,000	894,132
6.625%, 8/1/37	300,000	381,383
Procter & Gamble Co.
1.375%, 8/1/12	300,000	302,990
4.950%, 8/15/14	525,000	588,397
4.700%, 2/15/19	1,200,000	1,314,948
5.550%, 3/5/37	1,019,000	1,151,497

		5,924,576

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	700,000	782,403
Procter & Gamble International Funding
1.350%, 8/26/11	500,000	503,517

		1,285,920

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Tobacco (0.2%)
Altria Group, Inc.
8.500%, 11/10/13	$948,000	$1,106,645
4.125%, 9/11/15	300,000	305,661
9.700%, 11/10/18	1,075,000	1,361,359
9.250%, 8/6/19	500,000	624,053
9.950%, 11/10/38	500,000	656,882
10.200%, 2/6/39	500,000	670,697
Lorillard Tobacco Co.
8.125%, 6/23/19	300,000	332,716
8.125%, 5/1/40	150,000	154,507
Philip Morris International, Inc.
4.875%, 5/16/13	200,000	216,306
6.875%, 3/17/14	1,000,000	1,156,958
5.650%, 5/16/18	956,000	1,045,790
6.375%, 5/16/38	500,000	586,734
Reynolds American, Inc.
6.750%, 6/15/17	1,400,000	1,516,743

		9,735,051

Total Consumer Staples		79,019,071

Energy (1.7%)
Energy Equipment & Services (0.1%)
BJ Services Co.
6.000%, 6/1/18	200,000	223,096
Cameron International Corp.
6.375%, 7/15/18	200,000	206,386
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	205,000	212,471
5.700%, 10/15/39	500,000	450,266
Halliburton Co.
6.150%, 9/15/19	450,000	492,934
6.700%, 9/15/38	400,000	437,226
7.450%, 9/15/39	250,000	296,883
Rowan Cos., Inc.
7.875%, 8/1/19	190,000	209,319
Smith International, Inc.
8.625%, 3/15/14	300,000	356,287
Transocean, Inc.
6.000%, 3/15/18	476,000	438,088
7.500%, 4/15/31	400,000	369,970
6.800%, 3/15/38	400,000	360,464
Weatherford International Ltd.
5.150%, 3/15/13	300,000	314,282
5.500%, 2/15/16	519,000	553,342
9.625%, 3/1/19	1,000,000	1,204,191
7.000%, 3/15/38	500,000	473,150

		6,598,355

Oil, Gas & Consumable Fuels (1.6%)
Alberta Energy Co., Ltd.
8.125%, 9/15/30	444,000	555,708
Anadarko Petroleum Corp.
5.950%, 9/15/16	1,102,000	948,488
8.700%, 3/15/19	289,000	272,859
6.450%, 9/15/36	600,000	477,287
7.950%, 6/15/39	100,000	85,387
6.200%, 3/15/40	300,000	237,354
Apache Corp.
5.250%, 4/15/13	1,000,000	1,092,249
6.000%, 1/15/37	532,000	587,952

	Principal Amount	Value (Note 1)

Buckeye Partners LP
5.500%, 8/15/19	$300,000	$310,850
Canadian Natural Resources Ltd.
5.150%, 2/1/13	500,000	539,013
5.700%, 5/15/17	487,000	545,092
6.450%, 6/30/33	500,000	548,792
6.250%, 3/15/38	600,000	655,929
Cenovus Energy, Inc.
4.500%, 9/15/14§	250,000	267,047
5.700%, 10/15/19§	500,000	546,121
6.750%, 11/15/39§	500,000	574,054
Chevron Corp.
3.450%, 3/3/12	500,000	521,112
3.950%, 3/3/14	500,000	535,947
4.950%, 3/3/19	1,000,000	1,099,615
Conoco Funding Co.
6.350%, 10/15/11	1,000,000	1,066,709
Conoco, Inc.
6.950%, 4/15/29	540,000	662,710
ConocoPhillips
4.400%, 5/15/13	1,840,000	1,982,153
4.750%, 2/1/14	1,000,000	1,099,761
5.750%, 2/1/19	1,000,000	1,143,817
6.000%, 1/15/20	1,000,000	1,171,813
6.500%, 2/1/39	1,350,000	1,630,286
Devon Energy Corp.
6.300%, 1/15/19	500,000	579,242
7.950%, 4/15/32	500,000	640,737
Devon Financing Corp. ULC
6.875%, 9/30/11	962,000	1,027,094
7.875%, 9/30/31	60,000	76,206
Enbridge Energy Partners LP
9.875%, 3/1/19	300,000	394,159
5.200%, 3/15/20	60,000	61,824
Enbridge, Inc.
5.800%, 6/15/14	500,000	557,679
EnCana Corp.
4.750%, 10/15/13	463,000	496,482
6.500%, 5/15/19	85,000	97,683
6.500%, 8/15/34	500,000	550,358
6.500%, 2/1/38	600,000	666,834
Energy Transfer Partners LP
6.000%, 7/1/13	500,000	542,665
6.700%, 7/1/18	459,000	493,596
9.000%, 4/15/19	700,000	823,217
Enterprise Products Operating LLC
9.750%, 1/31/14	1,375,000	1,658,925
5.600%, 10/15/14	55,000	59,682
5.200%, 9/1/20	500,000	513,506
6.875%, 3/1/33	500,000	545,884
6.650%, 10/15/34	250,000	264,317
6.125%, 10/15/39	150,000	149,679
EOG Resources, Inc.
5.625%, 6/1/19	260,000	292,348
Hess Corp.
8.125%, 2/15/19	750,000	934,917
7.300%, 8/15/31	666,000	785,751
Husky Energy, Inc.
5.900%, 6/15/14	170,000	189,232
7.250%, 12/15/19	100,000	120,850
6.800%, 9/15/37	1,000,000	1,139,781

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Kerr-McGee Corp.
6.950%, 7/1/24	$85,000	$77,235
7.875%, 9/15/31	500,000	458,044
Kinder Morgan Energy Partners LP
7.125%, 3/15/12	60,000	64,495
5.000%, 12/15/13	500,000	532,130
5.625%, 2/15/15	1,135,000	1,225,247
6.000%, 2/1/17	535,000	582,791
6.850%, 2/15/20	1,290,000	1,468,123
7.400%, 3/15/31	500,000	553,164
6.950%, 1/15/38	500,000	531,322
Magellan Midstream Partners LP
6.450%, 6/1/14	200,000	225,807
6.550%, 7/15/19	100,000	112,305
Marathon Oil Corp.
6.125%, 3/15/12	100,000	107,235
6.500%, 2/15/14	500,000	562,984
7.500%, 2/15/19	500,000	599,556
6.600%, 10/1/37	500,000	546,368
Murphy Oil Corp.
7.050%, 5/1/29	200,000	230,644
Nabors Industries, Inc.
6.150%, 2/15/18	300,000	321,666
9.250%, 1/15/19	500,000	614,723
Nexen, Inc.
5.650%, 5/15/17	250,000	271,346
6.200%, 7/30/19	360,000	404,198
5.875%, 3/10/35	725,000	709,319
7.500%, 7/30/39	235,000	275,406
Noble Energy, Inc.
8.250%, 3/1/19	500,000	605,127
Occidental Petroleum Corp.
7.000%, 11/1/13	500,000	584,325
4.125%, 6/1/16	300,000	322,857
ONEOK Partners LP
8.625%, 3/1/19	1,500,000	1,847,920
PC Financial Partnership
5.000%, 11/15/14	600,000	647,261
Pemex Project Funding Master Trust
6.625%, 6/15/35	470,000	483,422
Petrobras International Finance Co.
6.125%, 10/6/16	500,000	530,793
7.875%, 3/15/19	1,500,000	1,716,237
5.750%, 1/20/20	1,000,000	1,007,048
6.875%, 1/20/40	500,000	504,091
Petro-Canada, Inc.
6.800%, 5/15/38	500,000	573,662
Petroleos Mexicanos
4.875%, 3/15/15§	500,000	517,500
8.000%, 5/3/19	1,500,000	1,785,000
6.000%, 3/5/20§	740,000	777,000
Plains All American Pipeline LP
8.750%, 5/1/19	200,000	238,730
6.650%, 1/15/37	479,000	478,395
QEP Resources, Inc.
6.800%, 3/1/20	500,000	519,653
Shell International Finance B.V.
5.625%, 6/27/11	750,000	785,993
1.875%, 3/25/13	1,185,000	1,194,954
4.000%, 3/21/14	950,000	1,004,809
3.100%, 6/28/15	600,000	609,285

	Principal Amount	Value (Note 1)

3.250%, 9/22/15	$500,000	$510,948
4.300%, 9/22/19	1,000,000	1,031,984
4.375%, 3/25/20	325,000	335,962
6.375%, 12/15/38	600,000	716,822
5.500%, 3/25/40	500,000	532,468
Spectra Energy Capital LLC
6.200%, 4/15/18	500,000	554,163
8.000%, 10/1/19	345,000	414,951
7.500%, 9/15/38	150,000	167,945
Statoil ASA
2.900%, 10/15/14	1,000,000	1,022,430
5.250%, 4/15/19	715,000	784,266
7.750%, 6/15/23	25,000	32,895
7.250%, 9/23/27	500,000	634,576
Suncor Energy, Inc.
6.100%, 6/1/18	500,000	563,197
5.950%, 12/1/34	500,000	509,431
6.850%, 6/1/39	500,000	574,380
Sunoco, Inc.
9.625%, 4/15/15	500,000	592,653
Talisman Energy, Inc.
7.750%, 6/1/19	450,000	552,457
5.850%, 2/1/37	500,000	519,697
Tennessee Gas Pipeline Co.
7.625%, 4/1/37	25,000	27,641
Total Capital S.A.
3.000%, 6/24/15	500,000	504,951
3.125%, 10/2/15	500,000	508,710
4.450%, 6/24/20	500,000	510,373
Trans-Canada Pipelines Ltd.
7.125%, 1/15/19	750,000	911,652
TransCanada PipeLines Ltd.
5.600%, 3/31/34	25,000	24,952
6.200%, 10/15/37	750,000	815,348
7.625%, 1/15/39	1,750,000	2,235,658
Valero Energy Corp.
4.500%, 2/1/15	90,000	92,480
6.125%, 6/15/17	500,000	530,999
9.375%, 3/15/19	750,000	908,465
6.125%, 2/1/20	135,000	138,726
7.500%, 4/15/32	435,000	456,056
6.625%, 6/15/37	345,000	335,907
Williams Cos., Inc.
7.875%, 9/1/21	200,000	229,218
8.750%, 3/15/32	600,000	700,179
XTO Energy, Inc.
6.250%, 4/15/13	750,000	846,573
5.750%, 12/15/13	500,000	567,958
6.500%, 12/15/18	500,000	606,764
6.750%, 8/1/37	1,000,000	1,288,252
6.375%, 6/15/38	80,000	98,986

		82,419,996

Total Energy		89,018,351

Financials (8.4%)
Capital Markets (1.6%)
Bank of New York Mellon Corp.
4.950%, 11/1/12	1,800,000	1,949,209
5.125%, 8/27/13	250,000	275,647
4.300%, 5/15/14	785,000	843,116
2.950%, 6/18/15	500,000	505,805

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Bear Stearns Cos. LLC
6.950%, 8/10/12	$2,900,000	$3,180,917
5.300%, 10/30/15	586,000	633,391
5.550%, 1/22/17	2,040,000	2,137,118
6.400%, 10/2/17	1,000,000	1,110,745
7.250%, 2/1/18	2,070,000	2,417,139
BlackRock, Inc.
3.500%, 12/10/14	400,000	414,842
5.000%, 12/10/19	600,000	637,722
Charles Schwab Corp.
4.950%, 6/1/14	750,000	813,173
Deutsche Bank AG/London
5.375%, 10/12/12	2,003,000	2,146,429
2.375%, 1/11/13	400,000	402,130
4.875%, 5/20/13	500,000	533,866
3.450%, 3/30/15	1,000,000	1,007,144
6.000%, 9/1/17	1,000,000	1,102,922
Franklin Resources, Inc.
3.125%, 5/20/15	100,000	102,423
Goldman Sachs Capital I
6.345%, 2/15/34	1,294,000	1,161,075
Goldman Sachs Capital II
5.793%, 6/1/43(l)	535,000	403,925
Goldman Sachs Group, Inc.
1.625%, 7/15/11	956,000	967,235
6.600%, 1/15/12	1,000,000	1,057,643
2.150%, 3/15/12	250,000	255,963
3.250%, 6/15/12	2,018,000	2,113,106
3.625%, 8/1/12	390,000	397,295
5.450%, 11/1/12	2,400,000	2,528,256
4.750%, 7/15/13	2,000,000	2,088,146
5.250%, 10/15/13	1,575,000	1,660,222
6.000%, 5/1/14	750,000	805,998
5.125%, 1/15/15	1,938,000	2,035,743
5.350%, 1/15/16	555,000	574,196
5.625%, 1/15/17	800,000	808,888
6.250%, 9/1/17	1,500,000	1,587,640
5.950%, 1/18/18	50,000	51,936
6.150%, 4/1/18	1,954,000	2,046,848
7.500%, 2/15/19	1,000,000	1,117,779
5.375%, 3/15/20	1,000,000	988,116
5.950%, 1/15/27	1,572,000	1,483,652
6.125%, 2/15/33	534,000	522,773
6.450%, 5/1/36	500,000	477,709
6.750%, 10/1/37	996,000	976,421
Jefferies Group, Inc.
7.750%, 3/15/12	105,000	113,338
8.500%, 7/15/19	600,000	673,957
6.875%, 4/15/21	200,000	200,519
Lazard Group LLC
7.125%, 5/15/15	400,000	421,280
Lehman Brothers Holdings, Inc.
0.000%, 12/23/10 (b)(h)	3,000,000	585,000
Merrill Lynch & Co., Inc.
6.050%, 8/15/12	1,000,000	1,063,246
6.150%, 4/25/13	1,960,000	2,095,514
6.050%, 5/16/16	1,000,000	1,033,342
5.700%, 5/2/17	2,500,000	2,507,555
6.400%, 8/28/17	1,000,000	1,042,733
6.875%, 4/25/18	2,500,000	2,666,953
6.875%, 11/15/18	130,000	138,256

	Principal Amount	Value (Note 1)

6.220%, 9/15/26	$500,000	$480,253
6.110%, 1/29/37	1,500,000	1,362,264
Morgan Stanley
2.000%, 9/22/11	1,000,000	1,017,310
3.250%, 12/1/11	1,900,000	1,968,617
5.625%, 1/9/12	1,900,000	1,977,043
2.250%, 3/13/12	250,000	256,496
6.600%, 4/1/12	1,000,000	1,061,245
1.950%, 6/20/12	1,000,000	1,022,215
5.250%, 11/2/12	1,820,000	1,892,265
4.750%, 4/1/14	1,000,000	1,001,716
6.000%, 5/13/14	300,000	317,876
6.000%, 4/28/15	2,500,000	2,612,687
5.375%, 10/15/15	1,900,000	1,924,461
5.750%, 10/18/16	1,000,000	1,007,420
5.550%, 4/27/17	1,750,000	1,735,780
5.950%, 12/28/17	3,000,000	3,037,980
7.300%, 5/13/19	1,300,000	1,398,045
5.625%, 9/23/19	500,000	483,706
7.250%, 4/1/32	275,000	309,182
Nomura Holdings, Inc.
5.000%, 3/4/15	600,000	634,006
6.700%, 3/4/20	458,000	484,538
Northern Trust Corp.
4.625%, 5/1/14	130,000	142,102
Raymond James Financial, Inc.
8.600%, 8/15/19	200,000	235,554
TD Ameritrade Holding Corp.
4.150%, 12/1/14	180,000	186,800

		85,415,557

Commercial Banks (2.4%)
Ally Financial, Inc.
1.750%, 10/30/12	1,000,000	1,017,350
2.200%, 12/19/12	1,000,000	1,027,502
American Express Bank FSB
3.150%, 12/9/11	1,500,000	1,553,342
5.500%, 4/16/13	500,000	540,266
Bank of Montreal
2.125%, 6/28/13	400,000	403,427
Bank of Nova Scotia
2.250%, 1/22/13	685,000	694,546
2.375%, 12/17/13	350,000	356,484
3.400%, 1/22/15	950,000	980,926
Barclays Bank plc
5.450%, 9/12/12	500,000	531,359
2.500%, 1/23/13	1,500,000	1,493,926
5.200%, 7/10/14	500,000	527,676
5.000%, 9/22/16	1,000,000	1,025,748
6.750%, 5/22/19	850,000	945,570
5.125%, 1/8/20	1,000,000	994,705
BB&T Capital Trust II
6.750%, 6/7/36	500,000	499,355
BB&T Corp.
4.750%, 10/1/12	500,000	528,707
3.375%, 9/25/13	1,200,000	1,237,619
5.200%, 12/23/15	35,000	37,351
3.950%, 4/29/16	350,000	359,142
5.250%, 11/1/19	460,000	475,126
BNP Paribas/BNP Paribas U.S.
2.125%, 12/21/12	1,100,000	1,097,015

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Charter One Bank N.A.
6.375%, 5/15/12	$1,000,000	$1,047,280
Citibank N.A.
1.375%, 8/10/11	1,000,000	1,009,581
1.250%, 9/22/11	600,000	604,890
1.250%, 11/15/11	1,000,000	1,008,920
1.875%, 5/7/12	1,000,000	1,020,676
1.750%, 12/28/12	500,000	508,914
Compass Bank
6.400%, 10/1/17	300,000	302,363
Credit Suisse AG
5.400%, 1/14/20	1,000,000	994,264
Credit Suisse AG/New York
3.450%, 7/2/12	550,000	568,073
5.000%, 5/15/13	2,000,000	2,136,766
5.500%, 5/1/14	750,000	820,005
3.500%, 3/23/15	2,000,000	2,017,402
6.000%, 2/15/18	820,000	855,641
Deutsche Bank Financial LLC
5.375%, 3/2/15	500,000	537,259
Fifth Third Bancorp
8.250%, 3/1/38	990,000	1,109,919
Fifth Third Capital Trust IV
6.500%, 4/15/37(l)	400,000	330,000
FleetBoston Financial Corp.
6.875%, 1/15/28	1,000,000	1,014,491
Glitnir Banki hf
0.000%, 10/15/08 (b)(h)§	4,650,000	1,209,000
HSBC Bank USA/New York
4.625%, 4/1/14	1,000,000	1,053,221
5.875%, 11/1/34	500,000	490,753
HSBC Holdings plc
5.250%, 12/12/12	40,000	42,048
6.500%, 5/2/36	2,000,000	2,074,338
6.500%, 9/15/37	850,000	879,791
HSBC USA, Inc.
3.125%, 12/16/11	800,000	828,625
ICICI Bank Ltd./Bahrain
6.625%, 10/3/12§	600,000	630,755
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	1,250,000	1,361,202
KeyBank N.A.
3.200%, 6/15/12	500,000	523,083
5.800%, 7/1/14	1,500,000	1,601,405
KeyCorp
6.500%, 5/14/13	920,000	1,006,361
Kreditanstalt fuer Wiederaufbau
3.250%, 10/14/11	3,000,000	3,093,948
2.000%, 1/17/12	3,500,000	3,550,295
1.250%, 6/15/12	2,000,000	2,003,020
1.875%, 1/14/13	1,500,000	1,521,032
3.250%, 3/15/13	2,801,000	2,932,221
3.500%, 3/10/14	3,500,000	3,695,650
4.125%, 10/15/14	15,000	16,214
2.750%, 10/21/14	1,000,000	1,024,537
2.625%, 3/3/15	1,000,000	1,015,815
4.875%, 1/17/17	2,965,000	3,310,713
4.500%, 7/16/18	1,000,000	1,086,809
4.875%, 6/17/19	1,500,000	1,670,282
4.000%, 1/27/20	1,000,000	1,040,057
(Zero Coupon), 4/18/36	1,289,000	397,619

	Principal Amount	Value (Note 1)

Landesbank Baden-Wuerttemberg/New York
5.050%, 12/30/15	$100,000	$113,153
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.875%, 1/13/12	500,000	526,643
Landwirtschaftliche Rentenbank
5.250%, 7/2/12	1,000,000	1,079,545
1.875%, 9/24/12	500,000	506,137
4.125%, 7/15/13	500,000	536,275
3.125%, 7/15/15	2,000,000	2,065,848
5.125%, 2/1/17	600,000	679,627
M&I Marshall & Ilsley Bank
5.250%, 9/4/12	500,000	499,613
National City Bank/Ohio
6.200%, 12/15/11	500,000	529,285
North Fork Bancorp, Inc.
5.875%, 8/15/12	500,000	518,667
Oesterreichische Kontrollbank AG
1.875%, 3/21/12	1,500,000	1,517,289
1.750%, 3/11/13	500,000	502,900
4.875%, 2/16/16	1,943,000	2,155,743
PNC Bank N.A.
4.875%, 9/21/17	1,000,000	1,022,894
PNC Funding Corp.
2.300%, 6/22/12	1,000,000	1,029,637
3.625%, 2/8/15	200,000	205,871
4.250%, 9/21/15	1,000,000	1,045,508
5.625%, 2/1/17	745,000	792,586
5.125%, 2/8/20	200,000	207,963
Regions Bank/Alabama
3.250%, 12/9/11	1,000,000	1,036,397
7.500%, 5/15/18	500,000	507,596
Regions Financial Corp.
7.750%, 11/10/14	600,000	632,962
5.750%, 6/15/15	200,000	198,735
Royal Bank of Canada
2.100%, 7/29/13	800,000	812,198
Royal Bank of Scotland Group plc
5.000%, 10/1/14	250,000	234,567
6.400%, 10/21/19	750,000	760,228
Royal Bank of Scotland plc
4.875%, 3/16/15	700,000	696,473
SouthTrust Corp.
5.800%, 6/15/14	200,000	214,921
Sovereign Bank
2.750%, 1/17/12	500,000	516,712
SunTrust Bank/Georgia
3.000%, 11/16/11	800,000	825,257
5.000%, 9/1/15	200,000	204,588
7.250%, 3/15/18	500,000	547,563
U.S. Bancorp
1.800%, 5/15/12	800,000	815,245
2.125%, 2/15/13	200,000	203,218
4.200%, 5/15/14	350,000	374,391
3.150%, 3/4/15	500,000	511,988
U.S. Bank N.A./Ohio
6.375%, 8/1/11	1,000,000	1,055,809
4.950%, 10/30/14	1,000,000	1,089,784
UBS AG/Connecticut
3.875%, 1/15/15	2,000,000	1,990,100
5.875%, 7/15/16	600,000	631,738
5.875%, 12/20/17	1,250,000	1,323,095

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

5.750%, 4/25/18	$1,000,000	$1,031,656
UBS AG/New York
7.750%, 9/1/26	200,000	209,036
USB Capital XIII Trust
6.625%, 12/15/39	250,000	263,585
Wachovia Bank N.A.
4.875%, 2/1/15	1,000,000	1,048,035
6.600%, 1/15/38	1,700,000	1,848,473
Wachovia Corp.
5.300%, 10/15/11	1,000,000	1,046,638
5.700%, 8/1/13	976,000	1,062,842
5.250%, 8/1/14	1,055,000	1,117,230
5.625%, 10/15/16	1,447,000	1,561,695
5.750%, 6/15/17	110,000	120,142
Wells Fargo & Co.
5.300%, 8/26/11	1,000,000	1,038,659
3.000%, 12/9/11	1,480,000	1,529,702
5.250%, 10/23/12	940,000	1,005,953
4.375%, 1/31/13	1,000,000	1,057,172
4.950%, 10/16/13	500,000	531,790
3.750%, 10/1/14	1,600,000	1,638,128
5.000%, 11/15/14	500,000	528,196
5.125%, 9/15/16	55,000	58,538
5.625%, 12/11/17	1,470,000	1,606,992
5.375%, 2/7/35	1,000,000	979,766
Wells Fargo Bank N.A.
5.750%, 5/16/16	2,000,000	2,180,664
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	1,000,000	1,010,000
Wells Fargo Capital XV
9.750%, 9/29/49(l)	500,000	535,000
Westpac Banking Corp.
2.250%, 11/19/12	400,000	403,401
4.200%, 2/27/15	700,000	728,567
4.875%, 11/19/19	900,000	929,487
Zions Bancorp
7.750%, 9/23/14	500,000	509,489

		126,571,965

Consumer Finance (0.4%)
American Express Co.
7.250%, 5/20/14	500,000	568,315
5.500%, 9/12/16	30,000	32,151
7.000%, 3/19/18	2,071,000	2,388,677
8.125%, 5/20/19	500,000	620,797
American Express Credit Corp.
5.875%, 5/2/13	1,500,000	1,641,197
7.300%, 8/20/13	1,500,000	1,698,307
5.125%, 8/25/14	500,000	537,935
Capital One Financial Corp.
5.700%, 9/15/11	500,000	520,145
7.375%, 5/23/14	250,000	285,864
5.500%, 6/1/15	500,000	536,567
6.150%, 9/1/16	500,000	529,068
6.750%, 9/15/17	1,000,000	1,145,340
Discover Financial Services
6.450%, 6/12/17	498,000	502,589
8.700%, 11/18/19	500,000	555,097
FIA Card Services N.A.
6.625%, 6/15/12	250,000	266,366
HSBC Finance Corp.
6.375%, 10/15/11	2,000,000	2,090,130

	Principal Amount	Value (Note 1)

7.000%, 5/15/12	$500,000	$538,381
6.375%, 11/27/12	953,000	1,029,182
4.750%, 7/15/13	2,036,000	2,132,525
5.000%, 6/30/15	485,000	506,048
MBNA Corp.
5.000%, 6/15/15	100,000	100,571
ORIX Corp.
4.710%, 4/27/15	500,000	497,102
PACCAR Financial Corp.
1.950%, 12/17/12	400,000	403,980
SLM Corp.
5.400%, 10/25/11	455,000	452,307
5.125%, 8/27/12	500,000	492,557
5.375%, 1/15/13	210,000	203,639
5.375%, 5/15/14	600,000	548,616
8.450%, 6/15/18	1,000,000	922,811
8.000%, 3/25/20	250,000	219,546
5.625%, 8/1/33	200,000	146,790
Toyota Motor Credit Corp.
3.200%, 6/17/15	500,000	510,331
4.500%, 6/17/20	300,000	308,029

		22,930,960

Diversified Financial Services (2.8%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	1,000,000	1,096,470
Ameriprise Financial, Inc.
7.300%, 6/28/19	1,080,000	1,275,931
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	310,000	314,731
6.500%, 4/15/40	145,000	149,574
Bank of America Corp.
5.375%, 8/15/11	1,000,000	1,039,011
2.100%, 4/30/12	3,150,000	3,225,789
3.125%, 6/15/12	1,954,000	2,040,621
2.375%, 6/22/12	500,000	515,250
4.900%, 5/1/13	1,000,000	1,047,683
4.750%, 8/15/13	2,099,000	2,155,253
7.375%, 5/15/14	2,000,000	2,241,522
5.125%, 11/15/14	1,000,000	1,042,577
6.500%, 8/1/16	800,000	865,778
5.625%, 10/14/16	1,085,000	1,124,307
6.000%, 9/1/17	60,000	63,140
5.750%, 12/1/17	1,500,000	1,555,622
5.650%, 5/1/18	1,100,000	1,127,293
7.625%, 6/1/19	1,000,000	1,145,508
5.625%, 7/1/20	1,000,000	1,007,943
Bank of America N.A.
5.300%, 3/15/17	1,000,000	1,006,901
6.000%, 10/15/36	500,000	480,799
Block Financial LLC
7.875%, 1/15/13	400,000	444,545
Boeing Capital Corp.
6.500%, 2/15/12	943,000	1,024,088
5.800%, 1/15/13	200,000	221,117
BP Capital Markets plc
1.550%, 8/11/11	300,000	285,845
3.125%, 3/10/12	800,000	739,618
5.250%, 11/7/13	750,000	689,442
3.625%, 5/8/14	500,000	427,825

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

3.875%, 3/10/15	$300,000	$255,646
4.750%, 3/10/19	750,000	623,005
Capital One Capital IV
6.745%, 2/17/37(l)	489,000	408,315
Capital One Capital V
10.250%, 8/15/39	100,000	105,500
Capital One Capital VI
8.875%, 5/15/40	605,000	630,031
Caterpillar Financial Services Corp.
5.125%, 10/12/11	937,000	983,688
4.250%, 2/8/13	949,000	1,012,334
2.000%, 4/5/13	200,000	202,319
6.125%, 2/17/14	550,000	622,457
2.750%, 6/24/15	200,000	201,762
7.150%, 2/15/19	1,150,000	1,416,416
Citigroup Funding, Inc.
2.125%, 7/12/12	500,000	512,962
1.875%, 10/22/12	1,500,000	1,531,531
1.875%, 11/15/12	1,000,000	1,021,087
2.250%, 12/10/12	1,400,000	1,441,164
Citigroup, Inc.
5.100%, 9/29/11	500,000	514,123
2.875%, 12/9/11	980,000	1,010,466
6.000%, 2/21/12	135,000	141,299
2.125%, 4/30/12	3,100,000	3,175,981
5.625%, 8/27/12	500,000	515,259
5.300%, 10/17/12	500,000	518,156
5.500%, 4/11/13	3,000,000	3,118,509
6.500%, 8/19/13	2,000,000	2,130,354
6.000%, 12/13/13	1,000,000	1,049,113
6.375%, 8/12/14	2,000,000	2,124,306
5.000%, 9/15/14	1,565,000	1,565,313
5.500%, 10/15/14	1,000,000	1,028,115
5.500%, 2/15/17	1,000,000	984,545
6.125%, 11/21/17	1,185,000	1,237,507
6.125%, 5/15/18	3,403,000	3,551,650
8.500%, 5/22/19	1,000,000	1,192,124
5.850%, 12/11/34	1,095,000	1,036,517
6.125%, 8/25/36	2,000,000	1,817,780
5.875%, 5/29/37	500,000	468,912
6.875%, 3/5/38	500,000	524,533
8.125%, 7/15/39	815,000	972,276
CME Group, Inc.
5.750%, 2/15/14	1,000,000	1,112,286
ConocoPhillips Canada Funding Co. I
5.950%, 10/15/36	434,000	486,354
Credit Suisse FB USA, Inc.
4.875%, 1/15/15	300,000	321,618
5.125%, 8/15/15	1,932,000	2,103,063
Credit Suisse USA, Inc.
6.125%, 11/15/11	75,000	79,671
6.500%, 1/15/12	1,000,000	1,071,554
7.125%, 7/15/32	400,000	494,808
Diageo Investment Corp.
7.450%, 4/15/35	200,000	251,948
Equifax, Inc.
4.450%, 12/1/14	200,000	208,400
General Electric Capital Corp.
3.000%, 12/9/11	3,056,000	3,156,857
5.875%, 2/15/12	2,829,000	3,006,503
2.250%, 3/12/12	1,000,000	1,025,956

	Principal Amount	Value (Note 1)

2.200%, 6/8/12	$1,000,000	$1,026,388
6.000%, 6/15/12	1,000,000	1,076,123
2.000%, 9/28/12	1,000,000	1,023,876
5.250%, 10/19/12	1,500,000	1,603,336
2.125%, 12/21/12	1,500,000	1,542,132
2.625%, 12/28/12	2,000,000	2,078,368
5.450%, 1/15/13	4,110,000	4,416,779
5.900%, 5/13/14	1,300,000	1,434,961
3.750%, 11/14/14	1,000,000	1,022,983
4.375%, 9/21/15	700,000	736,030
5.400%, 2/15/17	1,034,000	1,098,272
5.625%, 9/15/17	50,000	53,442
5.625%, 5/1/18	2,500,000	2,656,785
6.000%, 8/7/19	3,000,000	3,247,713
6.750%, 3/15/32	1,144,000	1,231,215
6.150%, 8/7/37	485,000	492,039
5.875%, 1/14/38	1,061,000	1,040,420
6.875%, 1/10/39	3,000,000	3,312,396
IBM International Group Capital LLC
5.050%, 10/22/12	500,000	543,232
John Deere Capital Corp.
7.000%, 3/15/12	1,250,000	1,372,611
2.875%, 6/19/12	1,250,000	1,299,858
5.250%, 10/1/12	750,000	812,699
4.500%, 4/3/13	500,000	538,567
5.750%, 9/10/18	400,000	457,635
JPMorgan Chase & Co.
3.125%, 12/1/11	2,037,000	2,107,305
6.625%, 3/15/12	1,935,000	2,082,019
2.125%, 6/22/12	1,600,000	1,641,349
2.125%, 12/26/12	1,000,000	1,028,432
5.750%, 1/2/13	100,000	107,553
4.750%, 5/1/13	1,000,000	1,066,806
4.650%, 6/1/14	1,000,000	1,066,276
5.125%, 9/15/14	1,000,000	1,067,130
3.700%, 1/20/15	1,000,000	1,022,845
5.250%, 5/1/15	170,000	181,383
6.000%, 1/15/18	976,000	1,077,733
6.300%, 4/23/19	1,000,000	1,129,495
4.950%, 3/25/20	500,000	519,625
6.400%, 5/15/38	800,000	926,012
JPMorgan Chase Capital XV
5.875%, 3/15/35	490,000	446,175
JPMorgan Chase Capital XVIII
6.950%, 8/17/36	474,000	473,743
JPMorgan Chase Capital XXII
6.450%, 2/2/37	250,000	235,981
JPMorgan Chase Capital XXV
6.800%, 10/1/37	995,000	983,432
JPMorgan Chase Capital XXVII
7.000%, 11/1/39	1,000,000	1,016,938
K2 Corp.
0.000%, 2/15/11 (b)†	13,500,000	—
Links Finance LLC
0.000%, 12/31/09 (b)†	7,100,000	—
MUFG Capital Finance I Ltd.
6.346%, 7/29/49(l)	1,000,000	967,490
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	200,000	203,353
5.550%, 1/15/20	200,000	204,104

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

National Rural Utilities Cooperative Finance Corp.
7.250%, 3/1/12	$1,840,000	$2,017,728
4.750%, 3/1/14	1,500,000	1,644,849
10.375%, 11/1/18	1,000,000	1,386,672
8.000%, 3/1/32	25,000	32,231
Private Export Funding Corp.
5.685%, 5/15/12	300,000	327,602
4.550%, 5/15/15	400,000	443,577
4.950%, 11/15/15	200,000	225,779
4.300%, 12/15/21	400,000	417,384
RenRe North America Holdings, Inc.
5.750%, 3/15/20	100,000	99,675
Teco Finance, Inc.
4.000%, 3/15/16	105,000	106,626
5.150%, 3/15/20	285,000	297,059
Unilever Capital Corp.
3.650%, 2/15/14	500,000	533,706
4.800%, 2/15/19	750,000	819,978
5.900%, 11/15/32	500,000	581,375
Western Union Co.
6.500%, 2/26/14	200,000	224,690
5.253%, 4/1/20§	1,002,000	1,069,024

		145,219,250

Insurance (0.8%)
ACE INA Holdings, Inc.
5.875%, 6/15/14	500,000	553,121
5.600%, 5/15/15	250,000	275,459
5.900%, 6/15/19	100,000	109,689
6.700%, 5/15/36	100,000	115,377
Aegon N.V.
4.625%, 12/1/15	600,000	613,616
Aflac, Inc.
8.500%, 5/15/19	300,000	360,953
6.900%, 12/17/39	110,000	114,344
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	500,000	550,659
Allstate Corp.
6.200%, 5/16/14	475,000	538,817
7.450%, 5/16/19	200,000	235,712
5.550%, 5/9/35	500,000	491,548
5.950%, 4/1/36	703,000	723,357
6.500%, 5/15/57(l)	250,000	224,375
American International Group, Inc.
5.375%, 10/18/11	25,000	25,125
5.450%, 5/18/17	75,000	66,563
5.850%, 1/16/18	500,000	446,875
8.250%, 8/15/18	2,500,000	2,531,250
6.250%, 5/1/36	500,000	397,500
Aon Corp.
8.205%, 1/1/27	300,000	312,578
Axis Specialty Finance LLC
5.875%, 6/1/20	500,000	479,112
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12	1,000,000	1,051,861
5.000%, 8/15/13	1,250,000	1,372,631
4.850%, 1/15/15	1,030,000	1,131,225
5.750%, 1/15/40	400,000	423,553
Berkshire Hathaway, Inc.
2.125%, 2/11/13	700,000	714,682

	Principal Amount	Value (Note 1)

Chubb Corp.
5.750%, 5/15/18	$250,000	$278,351
6.500%, 5/15/38	500,000	569,249
6.375%, 3/29/67(l)	500,000	480,000
CNA Financial Corp.
7.350%, 11/15/19	540,000	573,828
Delphi Financial Group, Inc.
7.875%, 1/31/20	75,000	81,976
Genworth Financial, Inc.
8.625%, 12/15/16	1,000,000	1,066,413
6.515%, 5/22/18	1,000,000	962,677
7.700%, 6/15/20	200,000	199,783
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	700,000	687,248
6.300%, 3/15/18	500,000	518,045
6.100%, 10/1/41	419,000	363,341
HCC Insurance Holdings, Inc. 6.300%, 11/15/19	200,000	209,997
Lincoln National Corp.
4.300%, 6/15/15	200,000	203,423
8.750%, 7/1/19	400,000	490,235
6.250%, 2/15/20	100,000	107,132
6.300%, 10/9/37	450,000	435,178
7.000%, 6/15/40	200,000	210,649
Markel Corp. 7.125%, 9/30/19	200,000	219,420
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	290,000	306,563
5.750%, 9/15/15	150,000	160,435
9.250%, 4/15/19	500,000	631,057
5.875%, 8/1/33	35,000	32,639
MetLife, Inc.
6.125%, 12/1/11	292,000	308,940
5.500%, 6/15/14	500,000	544,922
6.750%, 6/1/16	1,500,000	1,697,024
7.717%, 2/15/19	1,200,000	1,428,264
5.700%, 6/15/35	812,000	794,134
6.400%, 12/15/36	483,000	425,040
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	200,000	193,282
Principal Financial Group, Inc. 8.875%, 5/15/19	380,000	465,937
Protective Life Corp.
7.375%, 10/15/19	400,000	434,300
8.450%, 10/15/39	200,000	213,431
Prudential Financial, Inc.
2.750%, 1/14/13	300,000	301,465
4.500%, 7/15/13	932,000	967,683
5.100%, 9/20/14	55,000	58,492
3.875%, 1/14/15	135,000	135,960
6.200%, 1/15/15	85,000	93,545
6.000%, 12/1/17	879,000	939,616
5.375%, 6/21/20	600,000	607,666
6.625%, 12/1/37	1,500,000	1,573,215
6.625%, 6/21/40	600,000	610,615
Reinsurance Group of America, Inc.
6.450%, 11/15/19	200,000	213,754
Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26	868,000	915,373
Torchmark Corp. 9.250%, 6/15/19	175,000	218,740

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Transatlantic Holdings, Inc. 8.000%, 11/30/39	$400,000	$403,854
Travelers Cos., Inc.
5.500%, 12/1/15	40,000	44,940
5.800%, 5/15/18	1,000,000	1,096,835
5.900%, 6/2/19	1,000,000	1,110,328
6.250%, 3/15/37(l)	350,000	328,430
6.250%, 6/15/37	500,000	553,107
Unum Group 7.125%, 9/30/16	100,000	109,875
Validus Holdings Ltd. 8.875%, 1/26/40	100,000	104,428
W.R. Berkley Corp. 6.250%, 2/15/37	70,000	63,968
Willis North America, Inc.
5.625%, 7/15/15	470,000	497,162
7.000%, 9/29/19	100,000	107,365
XL Capital Finance Europe plc 6.500%, 1/15/12	400,000	418,606
XL Group plc 6.250%, 5/15/27	200,000	189,617

		40,817,534

Real Estate Investment Trusts (REITs) (0.3%)
AvalonBay Communities, Inc. 5.700%, 3/15/17	300,000	323,880
Boston Properties LP
6.250%, 1/15/13	1,000,000	1,089,231
5.875%, 10/15/19	200,000	213,973
Duke Realty LP
6.750%, 3/15/20	65,000	68,284
Entertainment Properties Trust 7.750%, 7/15/20§	200,000	200,500
Equity One, Inc. 6.250%, 12/15/14	200,000	208,486
ERP Operating LP 5.125%, 3/15/16	1,000,000	1,052,647
HCP, Inc.
5.950%, 9/15/11	265,000	274,711
5.650%, 12/15/13	475,000	501,175
6.000%, 1/30/17	500,000	504,838
Health Care REIT, Inc. 6.125%, 4/15/20	285,000	294,817
Healthcare Realty Trust, Inc. 6.500%, 1/17/17	400,000	418,270
Hospitality Properties Trust
7.875%, 8/15/14	1,150,000	1,267,855
5.625%, 3/15/17	250,000	239,367
HRPT Properties Trust 6.650%, 1/15/18	250,000	258,234
Kimco Realty Corp. 6.875%, 10/1/19	200,000	222,824
Liberty Property LP 6.625%, 10/1/17	500,000	536,972
Mack-Cali Realty LP 7.750%, 8/15/19	500,000	587,560
ProLogis
7.625%, 8/15/14	300,000	318,384
5.625%, 11/15/16	55,000	51,706
6.250%, 3/15/17	200,000	190,473
6.625%, 5/15/18	900,000	857,503
6.875%, 3/15/20	150,000	141,776

	Principal Amount	Value (Note 1)

Simon Property Group LP
5.300%, 5/30/13	$932,000	$1,002,656
6.750%, 5/15/14	875,000	983,430
4.200%, 2/1/15	310,000	318,555
5.100%, 6/15/15	464,000	489,436
5.750%, 12/1/15	35,000	38,477
10.350%, 4/1/19	1,000,000	1,331,055
5.650%, 2/1/20	400,000	423,623
6.750%, 2/1/40	200,000	223,335

		14,634,033

Thrifts & Mortgage Finance (0.1%)
Countrywide Financial Corp. 5.800%, 6/7/12	1,600,000	1,682,471
U.S. Central Federal Credit Union
1.900%, 10/19/12	1,000,000	1,020,629
Western Corporate Federal Credit Union
1.750%, 11/2/12	400,000	406,665

		3,109,765

Total Financials		438,699,064

Health Care (1.3%)
Biotechnology (0.1%)
Amgen, Inc.
5.850%, 6/1/17	480,000	556,391
6.150%, 6/1/18	200,000	236,570
5.700%, 2/1/19	750,000	871,232
4.500%, 3/15/20	100,000	107,304
6.375%, 6/1/37	474,000	557,236
5.750%, 3/15/40	610,000	667,283
Biogen Idec, Inc.
6.000%, 3/1/13	200,000	219,991
6.875%, 3/1/18	100,000	113,945
Genentech, Inc. 4.750%, 7/15/15	500,000	553,217
Genzyme Corp. 3.625%, 6/15/15§	200,000	202,301
Life Technologies Corp. 6.000%, 3/1/20	500,000	541,455

		4,626,925

Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.
5.900%, 9/1/16	936,000	1,098,212
4.250%, 3/15/20	300,000	315,068
Beckman Coulter, Inc. 6.000%, 6/1/15	450,000	506,956
CareFusion Corp.
5.125%, 8/1/14	200,000	216,083
6.375%, 8/1/19	500,000	571,165
Covidien International Finance S.A.
1.875%, 6/15/13	400,000	402,480
2.800%, 6/15/15	200,000	201,981
6.000%, 10/15/17	750,000	870,349
4.200%, 6/15/20	200,000	204,686
Hospira, Inc.
5.900%, 6/15/14	205,000	229,031
6.400%, 5/15/15	220,000	249,949
Mead Johnson Nutrition Co.
3.500%, 11/1/14§	400,000	414,111
4.900%, 11/1/19§	600,000	634,453
5.900%, 11/1/39§	200,000	213,694

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Medtronic, Inc.
3.000%, 3/15/15	$1,000,000	$1,035,910
4.450%, 3/15/20	500,000	532,803
6.500%, 3/15/39	500,000	620,710
St. Jude Medical, Inc.
3.750%, 7/15/14	500,000	527,914
4.875%, 7/15/19	500,000	541,134
Stryker Corp.
3.000%, 1/15/15	200,000	206,506
4.375%, 1/15/20	200,000	212,735

		9,805,930

Health Care Providers & Services (0.3%)
Aetna, Inc.
6.500%, 9/15/18	500,000	578,579
6.625%, 6/15/36	668,000	743,431
Cardinal Health, Inc. 5.650%, 6/15/12	21,000	22,506
CIGNA Corp.
5.375%, 3/15/17	25,000	26,640
8.500%, 5/1/19	500,000	630,049
5.125%, 6/15/20	345,000	359,083
Coventry Health Care, Inc. 6.300%, 8/15/14	250,000	263,912
Express Scripts, Inc.
5.250%, 6/15/12	800,000	854,662
6.250%, 6/15/14	275,000	311,359
7.250%, 6/15/19	160,000	193,404
Humana, Inc. 6.300%, 8/1/18	500,000	534,151
McKesson Corp.
6.500%, 2/15/14	500,000	571,297
5.700%, 3/1/17	500,000	565,365
Medco Health Solutions, Inc. 7.125%, 3/15/18	750,000	896,001
Quest Diagnostics, Inc.
6.400%, 7/1/17	500,000	571,147
4.750%, 1/30/20	120,000	120,727
6.950%, 7/1/37	200,000	228,476
5.750%, 1/30/40	80,000	78,763
UnitedHealth Group, Inc.
6.000%, 2/15/18	80,000	89,201
5.800%, 3/15/36	25,000	25,131
6.875%, 2/15/38	1,500,000	1,695,741
WellPoint Health Networks, Inc. 6.375%, 1/15/12	943,000	1,008,456
WellPoint, Inc.
6.000%, 2/15/14	100,000	112,134
5.000%, 12/15/14	40,000	43,459
5.250%, 1/15/16	500,000	547,417
7.000%, 2/15/19	1,000,000	1,186,158
5.850%, 1/15/36	500,000	502,635

		12,759,884

Pharmaceuticals (0.7%)
Abbott Laboratories, Inc.
2.700%, 5/27/15	300,000	306,776
5.875%, 5/15/16	555,000	649,290
5.125%, 4/1/19	1,700,000	1,896,807
4.125%, 5/27/20	400,000	419,032
6.000%, 4/1/39	650,000	747,397
5.300%, 5/27/40	500,000	524,717

	Principal Amount	Value (Note 1)

AstraZeneca plc
5.400%, 9/15/12	$800,000	$873,527
5.900%, 9/15/17	1,000,000	1,169,864
6.450%, 9/15/37	1,008,000	1,221,498
Bristol-Myers Squibb Co.
5.250%, 8/15/13	120,000	133,051
5.450%, 5/1/18	1,000,000	1,145,376
5.875%, 11/15/36	480,000	535,061
Eli Lilly and Co.
3.550%, 3/6/12	271,000	282,597
5.200%, 3/15/17	965,000	1,098,225
5.950%, 11/15/37	500,000	570,870
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	714,000	780,616
5.650%, 5/15/18	2,044,000	2,338,896
6.375%, 5/15/38	750,000	892,602
Johnson & Johnson
5.150%, 8/15/12	200,000	218,006
5.550%, 8/15/17	500,000	583,861
5.150%, 7/15/18	330,000	374,474
4.950%, 5/15/33	192,000	200,045
5.950%, 8/15/37	20,000	23,877
5.850%, 7/15/38	600,000	705,820
Merck & Co., Inc. 4.750%, 3/1/15	1,000,000	1,112,789
6.000%, 9/15/17	850,000	998,607
5.000%, 6/30/19	950,000	1,056,705
5.750%, 11/15/36	1,000,000	1,124,974
6.550%, 9/15/37	375,000	466,463
Novartis Capital Corp. 1.900%, 4/24/13	1,075,000	1,091,243
4.125%, 2/10/14	600,000	647,357
2.900%, 4/24/15	800,000	822,967
Novartis Securities Investment Ltd.
5.125%, 2/10/19	1,200,000	1,343,335
Pfizer, Inc. 4.450%, 3/15/12	1,000,000	1,054,969
4.500%, 2/15/14	250,000	272,342
5.350%, 3/15/15	1,500,000	1,699,458
6.200%, 3/15/19	1,075,000	1,277,528
7.200%, 3/15/39	1,000,000	1,314,579
Teva Pharmaceutical Finance Co LLC 5.550%, 2/1/16	190,000	216,505
6.150%, 2/1/36	390,000	452,813
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	400,000	407,837
Teva Pharmaceutical Finance III LLC
1.500%, 6/15/12	400,000	401,520
Watson Pharmaceuticals, Inc. 5.000%, 8/15/14	85,000	91,047
6.125%, 8/15/19	170,000	191,395
Wyeth 5.500%, 2/1/14	1,070,000	1,201,973
5.500%, 2/15/16	1,162,000	1,331,945
7.250%, 3/1/23	483,000	597,333
5.950%, 4/1/37	555,000	628,675

		37,496,644

Total Health Care		64,689,383

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Industrials (1.3%)
Aerospace & Defense (0.3%)
Boeing Co. 5.125%, 2/15/13	$35,000	$38,242
5.000%, 3/15/14	300,000	333,741
3.500%, 2/15/15	200,000	210,972
6.000%, 3/15/19	500,000	588,848
4.875%, 2/15/20	810,000	891,849
6.875%, 3/15/39	500,000	628,488
5.875%, 2/15/40	55,000	61,838
Embraer Overseas Ltd. 6.375%, 1/15/20	500,000	513,100
General Dynamics Corp. 1.800%, 7/15/11	100,000	100,676
5.250%, 2/1/14	1,000,000	1,122,111
Goodrich Corp. 6.125%, 3/1/19	250,000	289,113
4.875%, 3/1/20	200,000	214,705
Honeywell International, Inc. 5.625%, 8/1/12	428,000	466,444
3.875%, 2/15/14	500,000	537,828
5.400%, 3/15/16	110,000	125,687
5.300%, 3/1/18	944,000	1,077,970
5.000%, 2/15/19	500,000	559,254
5.700%, 3/15/36	200,000	226,077
ITT Corp. 4.900%, 5/1/14	355,000	386,840
L-3 Communications Corp. 5.200%, 10/15/19	500,000	521,525
Lockheed Martin Corp. 4.121%, 3/14/13	464,000	496,841
5.500%, 11/15/39	500,000	533,417
5.720%, 6/1/40§	888,000	961,869
Northrop Grumman Corp. 3.700%, 8/1/14	120,000	125,859
Northrop Grumman Systems Corp.
7.750%, 2/15/31	786,000	1,054,082
Raytheon Co. 5.375%, 4/1/13	90,000	98,994
4.400%, 2/15/20	700,000	750,980
Rockwell Collins, Inc. 5.250%, 7/15/19	100,000	110,187
United Technologies Corp. 4.875%, 5/1/15	600,000	670,954
6.125%, 2/1/19	550,000	655,897
4.500%, 4/15/20	175,000	189,332
6.050%, 6/1/36	666,000	759,584
6.125%, 7/15/38	500,000	585,144
5.700%, 4/15/40	615,000	686,550

		16,574,998

Air Freight & Logistics (0.1%)
FedEx Corp. 7.375%, 1/15/14	250,000	292,039
8.000%, 1/15/19	336,000	426,697
United Parcel Service, Inc. 4.500%, 1/15/13	1,000,000	1,080,637
5.125%, 4/1/19	1,000,000	1,141,558
6.200%, 1/15/38	830,000	997,804

		3,938,735

	Principal Amount	Value (Note 1)

Airlines (0.0%)
Continental Airlines, Inc. 9.000%, 7/8/16	$489,893	$529,819
Delta Air Lines, Inc. 7.750%, 12/17/19	245,902	264,345
Southwest Airlines Co. 5.250%, 10/1/14	500,000	526,291

		1,320,455

Building Products (0.0%)
CRH America, Inc. 5.625%, 9/30/11	253,000	262,616
6.950%, 3/15/12	500,000	541,486
6.000%, 9/30/16	535,000	596,414
8.125%, 7/15/18	200,000	241,190
Owens Corning, Inc. 9.000%, 6/15/19	500,000	591,190

		2,232,896

Commercial Services & Supplies (0.2%)
Allied Waste North America, Inc.
6.875%, 6/1/17	1,500,000	1,635,000
Avery Dennison Corp. 5.375%, 4/15/20	100,000	106,851
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	300,000	326,067
Cornell University 5.450%, 2/1/19	200,000	226,558
Dartmouth College 4.750%, 6/1/19	100,000	108,772
Johns Hopkins University 5.250%, 7/1/19	500,000	560,430
Pitney Bowes, Inc. 5.750%, 9/15/17	480,000	539,049
6.250%, 3/15/19	200,000	230,370
Princeton University 5.700%, 3/1/39	550,000	615,494
R.R. Donnelley & Sons Co. 8.600%, 8/15/16	1,000,000	1,095,520
11.250%, 2/1/19	300,000	382,220
7.625%, 6/15/20	200,000	198,282
Republic Services, Inc. 5.500%, 9/15/19§	295,000	319,226
Science Applications International Corp. 6.250%, 7/1/12	500,000	546,604
Vanderbilt University 5.250%, 4/1/19	100,000	111,399
Waste Management, Inc. 6.375%, 11/15/12	500,000	547,844
7.375%, 3/11/19	700,000	848,287
4.750%, 6/30/20	200,000	205,605
7.750%, 5/15/32	200,000	250,559
Yale University 2.900%, 10/15/14	600,000	622,385

		9,476,522

Electrical Equipment (0.1%)
Amphenol Corp. 4.750%, 11/15/14	200,000	211,925
Emerson Electric Co. 4.125%, 4/15/15	750,000	810,129

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

4.875%, 10/15/19	$500,000	$558,222
5.250%, 11/15/39	200,000	213,750
Legrand France S.A. 8.500%, 2/15/25	200,000	242,374
Thomas & Betts Corp. 5.625%, 11/15/21	200,000	214,305

		2,250,705

Industrial Conglomerates (0.2%)
3M Co. 4.375%, 8/15/13	500,000	545,629
5.700%, 3/15/37	200,000	228,656
Acuity Brands Lighting, Inc. 6.000%, 12/15/19§	100,000	103,864
GE Capital Trust I 6.375%, 11/15/67(l)	500,000	465,000
General Electric Co. 5.000%, 2/1/13	2,025,000	2,171,519
5.250%, 12/6/17	1,500,000	1,631,109
Ingersoll-Rand Global Holding Co., Ltd.
9.500%, 4/15/14	269,000	333,287
6.875%, 8/15/18	500,000	592,971
Koninklijke Philips Electronics N.V.
6.875%, 3/11/38	1,002,000	1,235,768
Textron, Inc. 6.200%, 3/15/15	300,000	322,891
Tyco Electronics Group S.A. 6.550%, 10/1/17	300,000	344,524
7.125%, 10/1/37	200,000	226,341
Tyco International Finance S.A. 6.000%, 11/15/13	431,000	482,419
4.125%, 10/15/14	1,000,000	1,061,500
3.375%, 10/15/15	200,000	206,441
8.500%, 1/15/19	300,000	387,812
6.875%, 1/15/21	250,000	300,202

		10,639,933

Machinery (0.1%)
Caterpillar, Inc. 6.050%, 8/15/36	750,000	862,866
Danaher Corp. 5.400%, 3/1/19	500,000	566,380
Deere & Co. 4.375%, 10/16/19	300,000	319,649
5.375%, 10/16/29	600,000	655,743
Dover Corp. 5.450%, 3/15/18	466,000	526,711
Eaton Corp. 6.950%, 3/20/19	500,000	619,967
Pall Corp. 5.000%, 6/15/20	200,000	207,453
Parker Hannifin Corp. 6.250%, 5/15/38	257,000	305,434
Roper Industries, Inc. 6.625%, 8/15/13	300,000	337,994
Snap-On, Inc. 6.125%, 9/1/21	200,000	225,431

		4,627,628

Road & Rail (0.3%)
Burlington Northern Santa Fe Corp. 6.750%, 7/15/11	70,000	73,735
5.900%, 7/1/12	948,000	1,026,777

	Principal Amount	Value (Note 1)

4.700%, 10/1/19	$300,000	$317,731
6.150%, 5/1/37	500,000	562,755
Canadian National Railway Co. 5.550%, 3/1/19	1,937,000	2,215,126
6.200%, 6/1/36	506,000	595,757
Canadian Pacific Railway Co. 7.250%, 5/15/19	555,000	660,842
CSX Corp. 6.300%, 3/15/12	100,000	107,325
5.750%, 3/15/13	1,000,000	1,092,922
6.250%, 3/15/18	460,000	528,168
6.220%, 4/30/40§	403,000	444,577
Norfolk Southern Corp. 7.700%, 5/15/17	990,000	1,231,186
5.900%, 6/15/19	1,100,000	1,264,671
7.050%, 5/1/37	725,000	895,299
Ryder System, Inc. 5.850%, 11/1/16	200,000	220,671
Union Pacific Corp. 5.125%, 2/15/14	500,000	547,020
7.875%, 1/15/19	750,000	954,830
6.125%, 2/15/20	1,000,000	1,160,298

		13,899,690

Trading Companies & Distributors (0.0%)
GATX Corp. 4.750%, 10/1/12	250,000	263,184
4.750%, 5/15/15	160,000	166,830

		430,014

Total Industrials		65,391,576

Information Technology (0.7%)
Communications Equipment (0.1%)
American Tower Corp. 4.625%, 4/1/15	300,000	312,071
Cisco Systems, Inc. 5.500%, 2/22/16	1,075,000	1,238,392
4.950%, 2/15/19	1,500,000	1,648,700
5.900%, 2/15/39	1,500,000	1,667,349
Harris Corp.
6.375%, 6/15/19	165,000	184,982
Motorola, Inc.
8.000%, 11/1/11	500,000	536,662
6.000%, 11/15/17	533,000	572,118
Nokia Oyj
5.375%, 5/15/19	500,000	526,045
6.625%, 5/15/39	190,000	208,687

		6,895,006

Computers & Peripherals (0.2%)
Dell, Inc.
3.375%, 6/15/12	145,000	150,469
5.875%, 6/15/19	700,000	786,635
7.100%, 4/15/28	275,000	327,611
Hewlett-Packard Co.
4.250%, 2/24/12	1,500,000	1,580,700
5.250%, 3/1/12	469,000	501,846
4.750%, 6/2/14	1,000,000	1,107,986
5.500%, 3/1/18	500,000	575,867
International Business Machines Corp.
2.100%, 5/6/13	1,000,000	1,019,061
5.700%, 9/14/17	2,500,000	2,905,708

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

6.500%, 1/15/28	$975,000	$1,181,648
5.875%, 11/29/32	25,000	28,254
5.600%, 11/30/39	550,000	611,454
Lexmark International, Inc.
5.900%, 6/1/13	300,000	319,733

		11,096,972

Electronic Equipment, Instruments & Components (0.0%)
Agilent Technologies, Inc.
5.500%, 9/14/15	500,000	538,183
Arrow Electronics, Inc.
6.000%, 4/1/20	200,000	206,680
Corning, Inc.
6.625%, 5/15/19	60,000	70,182

		815,045

IT Services (0.1%)
Computer Sciences Corp.
6.500%, 3/15/18	1,000,000	1,114,821
Fiserv, Inc.
6.125%, 11/20/12	500,000	548,263
6.800%, 11/20/17	500,000	549,577
HP Enterprise Services LLC
6.000%, 8/1/13	513,000	578,432

		2,791,093

Office Electronics (0.1%)
Xerox Corp.
5.500%, 5/15/12	920,000	980,675
5.650%, 5/15/13	500,000	541,184
8.250%, 5/15/14	80,000	93,772
6.350%, 5/15/18	1,095,000	1,221,400
5.625%, 12/15/19	400,000	425,648

		3,262,679

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	200,000	216,172
KLA-Tencor Corp.
6.900%, 5/1/18	269,000	300,929
Maxim Integrated Products, Inc.
3.450%, 6/14/13	200,000	201,637

		718,738

Software (0.2%)
Adobe Systems, Inc.
3.250%, 2/1/15	200,000	205,390
4.750%, 2/1/20	250,000	257,752
CA, Inc.
6.125%, 12/1/14	200,000	221,328
5.375%, 12/1/19	300,000	318,042
Intuit, Inc.
5.750%, 3/15/17	400,000	439,427
Microsoft Corp.
2.950%, 6/1/14	705,000	737,690
4.200%, 6/1/19	265,000	287,306
5.200%, 6/1/39	390,000	426,526
Oracle Corp.
4.950%, 4/15/13	1,000,000	1,093,847
3.750%, 7/8/14	475,000	508,548
5.250%, 1/15/16	920,000	1,043,952
5.750%, 4/15/18	750,000	868,255

	Principal Amount	Value (Note 1)

5.000%, 7/8/19	$500,000	$554,651
6.500%, 4/15/38	865,000	1,049,639

		8,012,353

Total Information Technology		33,591,886

Materials (0.9%)
Chemicals (0.3%)
Agrium, Inc.
6.750%, 1/15/19	500,000	579,955
Air Products and Chemicals, Inc.
4.375%, 8/21/19	200,000	208,790
Airgas, Inc.
2.850%, 10/1/13	200,000	201,677
Cabot Corp.
5.000%, 10/1/16	200,000	212,268
Dow Chemical Co.
4.850%, 8/15/12	1,000,000	1,054,855
6.000%, 10/1/12	927,000	996,754
7.600%, 5/15/14	770,000	889,245
5.900%, 2/15/15	500,000	546,413
8.550%, 5/15/19	1,275,000	1,560,744
7.375%, 11/1/29	25,000	27,678
9.400%, 5/15/39	455,000	632,809
E.I. du Pont de Nemours & Co.
5.000%, 1/15/13	300,000	325,599
5.875%, 1/15/14	1,000,000	1,139,171
3.250%, 1/15/15	400,000	417,290
6.000%, 7/15/18	800,000	938,870
5.750%, 3/15/19	500,000	577,170
5.600%, 12/15/36	300,000	328,102
Eastman Chemical Co.
7.250%, 1/15/24	500,000	599,746
Lubrizol Corp.
8.875%, 2/1/19	500,000	625,732
Monsanto Co.
5.125%, 4/15/18	200,000	222,344
5.875%, 4/15/38	150,000	167,393
Potash Corp of Saskatchewan, Inc.
5.250%, 5/15/14	520,000	573,579
3.750%, 9/30/15	240,000	249,891
6.500%, 5/15/19	215,000	252,590
4.875%, 3/30/20	145,000	154,259
PPG Industries, Inc.
5.750%, 3/15/13	500,000	547,011
6.650%, 3/15/18	300,000	355,975
Praxair, Inc.
2.125%, 6/14/13	600,000	610,042
4.625%, 3/30/15	503,000	551,480
4.500%, 8/15/19	700,000	742,943
Sherwin-Williams Co.
3.125%, 12/15/14	200,000	206,980
Valspar Corp.
7.250%, 6/15/19	200,000	237,681

		16,735,036

Construction Materials (0.0%)
Lafarge S.A.
6.500%, 7/15/16	400,000	414,367
7.125%, 7/15/36	200,000	197,917

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Martin Marietta Materials, Inc.
6.600%, 4/15/18	$300,000	$325,574
Vulcan Materials Co.
6.300%, 6/15/13	500,000	556,323

		1,494,181

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	115,000	126,637
6.800%, 8/1/19	290,000	335,001

		461,638

Metals & Mining (0.5%)
Alcoa, Inc.
6.000%, 1/15/12	220,000	229,455
6.000%, 7/15/13	500,000	526,593
6.750%, 7/15/18	500,000	504,602
5.720%, 2/23/19	300,000	285,651
5.900%, 2/1/27	970,000	853,306
Allegheny Technologies, Inc.
9.375%, 6/1/19	400,000	472,309
ArcelorMittal
7.000%, 10/15/39	500,000	528,128
ArcelorMittal S.A.
5.375%, 6/1/13	500,000	525,850
9.000%, 2/15/15	350,000	411,760
6.125%, 6/1/18	250,000	261,470
9.850%, 6/1/19	725,000	905,990
Barrick Australian Finance Pty Ltd.
5.950%, 10/15/39	1,000,000	1,065,637
Barrick Gold Corp.
6.950%, 4/1/19	750,000	899,279
Barrick N.A. Finance LLC
7.500%, 9/15/38	100,000	124,068
BHP Billiton Finance USA Ltd.
5.125%, 3/29/12	444,000	472,773
4.800%, 4/15/13	40,000	43,380
5.500%, 4/1/14	700,000	780,550
6.500%, 4/1/19	1,200,000	1,439,095
Cliffs Natural Resources, Inc.
5.900%, 3/15/20	200,000	214,471
Commercial Metals Co.
6.500%, 7/15/17	300,000	304,211
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 4/1/15	500,000	542,500
8.375%, 4/1/17	1,200,000	1,320,000
Newmont Mining Corp.
5.125%, 10/1/19	720,000	771,500
6.250%, 10/1/39	400,000	436,527
Nucor Corp.
5.850%, 6/1/18	700,000	802,146
Rio Tinto Alcan, Inc.
4.500%, 5/15/13	500,000	525,677
6.125%, 12/15/33	340,000	364,053
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	1,400,000	1,533,913
8.950%, 5/1/14	1,450,000	1,758,757
6.500%, 7/15/18	500,000	569,870
7.125%, 7/15/28	300,000	356,293
Southern Copper Corp.
5.375%, 4/16/20	80,000	80,186
6.750%, 4/16/40	890,000	879,745

	Principal Amount	Value (Note 1)

Teck Resources Ltd.
9.750%, 5/15/14	$500,000	$590,908
10.750%, 5/15/19	1,500,000	1,837,950
Vale Overseas Ltd.
6.250%, 1/23/17	1,080,000	1,176,355
5.625%, 9/15/19	500,000	527,552
6.875%, 11/21/36	1,001,000	1,043,554
6.875%, 11/10/39	342,000	357,287
WMC Finance USA Ltd.
5.125%, 5/15/13	500,000	546,134
Xstrata Canada Corp.
5.500%, 6/15/17	512,000	544,353

		27,413,838

Paper & Forest Products (0.1%)
International Paper Co.
5.300%, 4/1/15	400,000	427,726
7.950%, 6/15/18	500,000	595,296
9.375%, 5/15/19	500,000	645,796
7.500%, 8/15/21	400,000	468,358
7.300%, 11/15/39	300,000	330,819

		2,467,995

Total Materials		48,572,688

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.0%)
Ameritech Capital Funding Corp.
6.550%, 1/15/28	375,000	393,307
AT&T Corp.
7.300%, 11/15/11	1,000,000	1,080,913
8.000%, 11/15/31	40,000	51,489
AT&T, Inc.
4.950%, 1/15/13	1,900,000	2,062,408
4.850%, 2/15/14	500,000	547,622
5.100%, 9/15/14	60,000	66,561
5.500%, 2/1/18	1,200,000	1,327,001
5.800%, 2/15/19	1,000,000	1,125,843
6.150%, 9/15/34	478,000	501,865
6.800%, 5/15/36	482,000	552,936
6.300%, 1/15/38	1,070,000	1,161,146
6.400%, 5/15/38	942,000	1,035,675
6.550%, 2/15/39	750,000	840,068
BellSouth Capital Funding Corp.
7.875%, 2/15/30	486,000	595,710
BellSouth Corp.
5.200%, 9/15/14	1,571,000	1,745,694
6.875%, 10/15/31	1,000,000	1,139,099
6.000%, 11/15/34	230,000	237,650
British Telecommunications plc
5.150%, 1/15/13	300,000	314,615
5.950%, 1/15/18	500,000	521,424
9.875%, 12/15/30	1,015,000	1,238,726
CenturyLink, Inc.
6.150%, 9/15/19	1,000,000	979,121
7.600%, 9/15/39	200,000	189,601
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	1,000,000	1,075,918
4.875%, 7/8/14	1,050,000	1,125,219
6.750%, 8/20/18	1,000,000	1,158,750
6.000%, 7/8/19	550,000	608,259
8.750%, 6/15/30	572,000	738,850
9.250%, 6/1/32	200,000	272,115

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Embarq Corp.
7.082%, 6/1/16	$525,000	$559,681
7.995%, 6/1/36	500,000	496,212
France Telecom S.A.
4.375%, 7/8/14	500,000	539,185
8.500%, 3/1/31	525,000	722,455
GTE Corp.
8.750%, 11/1/21	500,000	655,269
Koninklijke (Royal) KPN N.V.
8.375%, 10/1/30	500,000	654,697
Pacific Bell Telephone Co.
7.125%, 3/15/26	200,000	228,961
Qwest Corp.
8.375%, 5/1/16	2,000,000	2,185,000
6.500%, 6/1/17	750,000	755,625
Telecom Italia Capital S.A.
5.250%, 11/15/13	1,065,000	1,100,034
6.175%, 6/18/14	550,000	574,990
6.999%, 6/4/18	500,000	532,582
7.175%, 6/18/19	550,000	592,137
6.375%, 11/15/33	971,000	869,508
7.721%, 6/4/38	500,000	511,965
Telefonica Emisiones S.A.U.
2.582%, 4/26/13	300,000	297,936
4.949%, 1/15/15	230,000	240,938
3.729%, 4/27/15	185,000	184,461
6.221%, 7/3/17	473,000	514,482
5.877%, 7/15/19	290,000	309,307
5.134%, 4/27/20	445,000	446,021
7.045%, 6/20/36	1,500,000	1,659,555
Telefonica Europe B.V.
8.250%, 9/15/30	1,000,000	1,232,265
TELUS Corp.
8.000%, 6/1/11	350,000	371,027
Verizon Communications, Inc.
7.375%, 9/1/12	55,000	61,792
4.350%, 2/15/13	1,500,000	1,603,436
5.550%, 2/15/16	930,000	1,041,608
5.500%, 2/15/18	918,000	1,007,331
8.750%, 11/1/18	500,000	649,987
7.750%, 12/1/30	779,000	970,751
5.850%, 9/15/35	210,000	216,619
6.400%, 2/15/38	833,000	918,021
8.950%, 3/1/39	1,250,000	1,770,721
7.350%, 4/1/39	1,250,000	1,536,831
Verizon New England, Inc.
6.500%, 9/15/11	1,563,000	1,650,681
Verizon New York, Inc.
Series A
6.875%, 4/1/12	750,000	810,428

		51,160,084

Wireless Telecommunication Services (0.3%)
Alltel Corp.
7.000%, 7/1/12	300,000	331,413
7.875%, 7/1/32	150,000	189,184
America Movil S.A.B. de C.V.
5.625%, 11/15/17	934,000	1,020,970
5.000%, 3/30/20§	1,000,000	1,033,173
6.125%, 3/30/40§	1,500,000	1,566,348
Cellco Partnership/Verizon Wireless Capital LLC
5.250%, 2/1/12	600,000	636,008
5.550%, 2/1/14	2,000,000	2,242,290
8.500%, 11/15/18	1,100,000	1,430,153

	Principal Amount	Value (Note 1)

New Cingular Wireless Services, Inc.
8.125%, 5/1/12	$953,000	$1,066,401
8.750%, 3/1/31	1,835,000	2,519,092
Rogers Communications, Inc.
6.375%, 3/1/14	1,000,000	1,135,368
6.800%, 8/15/18	700,000	827,474
7.500%, 8/15/38	300,000	378,491
Vodafone Group plc
5.350%, 2/27/12	500,000	527,147
4.150%, 6/10/14	500,000	524,648
5.625%, 2/27/17	1,500,000	1,645,165
4.625%, 7/15/18	80,000	81,460
7.875%, 2/15/30	482,000	581,285
6.150%, 2/27/37	473,000	490,429

		18,226,499

Total Telecommunication Services		69,386,583

Utilities (1.8%)
Electric Utilities (1.3%)
Alabama Power Co.
5.500%, 10/15/17	35,000	39,693
Allegheny Energy Supply Co. LLC
8.250%, 4/15/12§	200,000	218,473
Ameren Energy Generating Co.
6.300%, 4/1/20	160,000	162,857
Appalachian Power Co.
5.650%, 8/15/12	500,000	536,182
6.700%, 8/15/37	210,000	235,217
7.000%, 4/1/38	90,000	104,602
Arizona Public Service Co.
8.750%, 3/1/19	115,000	145,881
Baltimore Gas & Electric Co.
6.350%, 10/1/36	500,000	561,313
Carolina Power & Light Co.
5.300%, 1/15/19	1,000,000	1,118,153
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	500,000	580,052
Cleco Power LLC
6.500%, 12/1/35	200,000	215,404
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	700,000	758,736
Columbus Southern Power Co.
6.600%, 3/1/33	460,000	528,703
Commonwealth Edison Co.
5.950%, 8/15/16	500,000	571,401
6.150%, 9/15/17	940,000	1,078,889
5.900%, 3/15/36	441,000	480,219
Connecticut Light & Power Co.
5.500%, 2/1/19	500,000	555,748
Consolidated Edison Co. of New York, Inc.
6.650%, 4/1/19	500,000	607,007
5.500%, 12/1/39	170,000	176,478
Series 02-B
7.125%, 12/1/18	250,000	310,261
Series 07-A
4.875%, 2/1/13	922,000	999,212
Series 08-B
6.300%, 8/15/37	444,000	510,693
Series 09-C
6.750%, 4/1/38	500,000	609,372

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Constellation Energy Group, Inc.
7.600%, 4/1/32	$500,000	$602,317
Consumers Energy Co.
6.700%, 9/15/19	250,000	299,068
Detroit Edison Co.
6.400%, 10/1/13	500,000	568,791
5.600%, 6/15/18	250,000	275,140
6.625%, 6/1/36	200,000	239,842
Duke Energy Carolinas LLC
6.000%, 1/15/38	500,000	570,704
Duke Energy Corp.
6.300%, 2/1/14	500,000	562,754
3.350%, 4/1/15	400,000	407,989
5.050%, 9/15/19	300,000	319,897
Duke Energy Indiana, Inc.
5.000%, 9/15/13	50,000	53,829
6.050%, 6/15/16	500,000	573,771
6.450%, 4/1/39	155,000	187,866
Duke Energy Ohio, Inc.
5.700%, 9/15/12	880,000	951,998
5.450%, 4/1/19	500,000	567,857
Energy Texas Inc.
7.125%, 2/1/19	500,000	590,645
Entergy Gulf States Louisiana LLC
5.590%, 10/1/24	120,000	130,924
Entergy Louisiana LLC
5.400%, 11/1/24	145,000	157,862
Exelon Corp.
4.900%, 6/15/15	35,000	37,377
Exelon Generation Co. LLC
5.350%, 1/15/14	500,000	545,056
6.200%, 10/1/17	250,000	284,193
6.250%, 10/1/39	500,000	534,097
FirstEnergy Corp.
Series B
6.450%, 11/15/11	21,000	22,181
Series C
7.375%, 11/15/31	369,000	389,071
FirstEnergy Solutions Corp.
6.800%, 8/15/39	995,000	984,454
Florida Power & Light Co.
5.550%, 11/1/17	500,000	572,494
5.650%, 2/1/37	15,000	16,438
5.950%, 2/1/38	1,000,000	1,142,249
5.690%, 3/1/40	200,000	221,735
Florida Power Corp.
4.800%, 3/1/13	55,000	59,198
4.550%, 4/1/20	100,000	107,119
6.350%, 9/15/37	200,000	236,736
6.400%, 6/15/38	500,000	597,578
5.650%, 4/1/40	150,000	163,421
FPL Group Capital, Inc.
2.550%, 11/15/13	150,000	151,261
7.875%, 12/15/15	200,000	245,846
6.000%, 3/1/19	500,000	561,882
Georgia Power Co.
6.000%, 11/1/13	1,000,000	1,132,363
5.400%, 6/1/18	500,000	564,966
4.250%, 12/1/19	165,000	172,774
5.950%, 2/1/39	250,000	275,185
5.400%, 6/1/40	200,000	205,593

	Principal Amount	Value (Note 1)

Hydro Quebec
7.500%, 4/1/16	$2,000,000	$2,507,466
Iberdrola USA, Inc.
6.750%, 7/15/36	500,000	534,344
Illinois Power Co.
9.750%, 11/15/18	1,000,000	1,312,885
Indiana Michigan Power Co.
7.000%, 3/15/19	750,000	877,520
Integrys Energy Group, Inc.
6.110%, 12/1/66(l)	200,000	178,000
Interstate Power and Light Co.
6.250%, 7/15/39	120,000	138,489
Kansas City Power & Light Co.
6.375%, 3/1/18	500,000	567,956
Metropolitan Edison Co.
7.700%, 1/15/19	500,000	604,240
MidAmerican Energy Co.
6.750%, 12/30/31	193,000	231,037
5.800%, 10/15/36	500,000	541,616
MidAmerican Energy Holdings Co.
5.000%, 2/15/14	170,000	183,383
5.750%, 4/1/18	750,000	839,026
6.500%, 9/15/37	1,250,000	1,436,059
MidAmerican Funding LLC
6.927%, 3/1/29	482,000	568,626
Nevada Power Co.
7.125%, 3/15/19	500,000	591,415
6.750%, 7/1/37	500,000	576,923
Northern States Power Co.
5.250%, 3/1/18	1,000,000	1,116,339
5.350%, 11/1/39	240,000	252,300
NSTAR
4.500%, 11/15/19	200,000	212,502
NSTAR Electric Co.
5.500%, 3/15/40	100,000	108,272
Oglethorpe Power Corp.
5.950%, 11/1/39	400,000	450,478
Ohio Power Co.
6.000%, 6/1/16	500,000	566,264
5.375%, 10/1/21	190,000	202,742
Oklahoma Gas & Electric Co.
5.850%, 6/1/40	200,000	212,834
Oncor Electric Delivery Co. LLC
5.950%, 9/1/13	500,000	550,560
6.800%, 9/1/18	500,000	586,928
7.000%, 9/1/22	40,000	48,222
7.250%, 1/15/33	250,000	299,742
7.500%, 9/1/38	500,000	624,232
Pacific Gas & Electric Co.
6.250%, 12/1/13	500,000	568,000
4.800%, 3/1/14	750,000	812,706
6.050%, 3/1/34	1,373,000	1,531,881
5.400%, 1/15/40	200,000	207,108
PacifiCorp
5.500%, 1/15/19	300,000	337,932
5.750%, 4/1/37	30,000	32,994
6.000%, 1/15/39	500,000	574,373
Pepco Holdings, Inc.
6.450%, 8/15/12	450,000	501,324
6.125%, 6/1/17	500,000	553,883
Portland General Electric Co.
6.100%, 4/15/19	200,000	232,692

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

PPL Electric Utilities Corp.
7.125%, 11/30/13	$500,000	$584,026
6.250%, 5/15/39	150,000	175,549
PPL Energy Supply LLC
6.400%, 11/1/11	500,000	532,415
6.200%, 5/15/16	500,000	557,051
Progress Energy, Inc.
6.850%, 4/15/12	120,000	130,489
6.050%, 3/15/14	1,000,000	1,113,372
6.000%, 12/1/39	200,000	214,054
PSEG Power LLC
2.500%, 4/15/13§	150,000	151,453
5.125%, 4/15/20§	120,000	124,399
Public Service Co. of Colorado
6.250%, 9/1/37	329,000	388,937
Public Service Electric & Gas Co.
6.330%, 11/1/13	1,500,000	1,708,162
5.300%, 5/1/18	250,000	274,209
5.800%, 5/1/37	500,000	565,590
Puget Sound Energy, Inc.
5.757%, 10/1/39	200,000	206,998
5.795%, 3/15/40	130,000	135,295
5.764%, 7/15/40	175,000	181,381
San Diego Gas & Electric Co.
5.350%, 5/15/35	100,000	106,361
6.125%, 9/15/37	250,000	295,552
6.000%, 6/1/39	60,000	70,100
SCANA Corp.
6.250%, 4/1/20	200,000	222,278
Sierra Pacific Power Co.
5.450%, 9/1/13	500,000	542,249
South Carolina Electric & Gas Co.
6.050%, 1/15/38	500,000	568,709
Southern California Edison Co.
5.750%, 3/15/14	500,000	562,683
5.500%, 8/15/18	500,000	568,041
5.550%, 1/15/36	500,000	545,962
5.950%, 2/1/38	555,000	641,297
5.500%, 3/15/40	200,000	218,192
Southern Co.
4.150%, 5/15/14	250,000	263,708
Southwestern Electric Power Co.
6.450%, 1/15/19	250,000	274,853
6.200%, 3/15/40	65,000	66,657
Southwestern Public Service Co.
8.750%, 12/1/18	500,000	639,086
Tampa Electric Co.
6.100%, 5/15/18	125,000	141,616
Toledo Edison Co.
7.250%, 5/1/20	585,000	708,757
TransAlta Corp.
4.750%, 1/15/15	600,000	631,772
6.500%, 3/15/40	140,000	144,413
Union Electric Co.
6.700%, 2/1/19	500,000	581,228
8.450%, 3/15/39	160,000	227,281
Virginia Electric & Power Co.
5.400%, 1/15/16	930,000	1,038,089
6.000%, 1/15/36	55,000	61,062
Series A
5.000%, 6/30/19	135,000	147,199
Series B
6.000%, 5/15/37	500,000	556,419

	Principal Amount	Value (Note 1)

Wisconsin Electric Power Co.
4.250%, 12/15/19	$600,000	$623,512
Wisconsin Power & Light Co.
5.000%, 7/15/19	200,000	220,552
7.600%, 10/1/38	115,000	154,251

		67,527,619

Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	300,000	377,046
Boardwalk Pipelines LP
5.750%, 9/15/19	400,000	418,856
Consolidated Natural Gas Co.
6.250%, 11/1/11	100,000	106,016
El Paso Natural Gas Co.
5.950%, 4/15/17	500,000	531,305
8.375%, 6/15/32	500,000	584,996
EQT Corp.
8.125%, 6/1/19	450,000	529,358
ONEOK, Inc.
6.000%, 6/15/35	25,000	23,571
Panhandle Eastern Pipeline Co.
6.200%, 11/1/17	250,000	257,326
Plains All American Pipeline LP
4.250%, 9/1/12	500,000	522,378
6.125%, 1/15/17	200,000	217,094
Southern California Gas Co.
5.500%, 3/15/14	1,250,000	1,402,773
Southern Union Co.
7.600%, 2/1/24	300,000	330,778
Williams Partners LP
3.800%, 2/15/15§	350,000	352,272
5.250%, 3/15/20§	720,000	736,249
6.300%, 4/15/40§	380,000	381,790

		6,771,808

Independent Power Producers & Energy Traders (0.2%)
Tennessee Valley Authority
6.790%, 5/23/12	190,000	211,232
4.750%, 8/1/13	2,000,000	2,198,182
5.500%, 7/18/17	978,000	1,138,386
6.750%, 11/1/25	492,000	632,458
7.125%, 5/1/30	500,000	672,480
5.880%, 4/1/36	35,000	41,537
6.150%, 1/15/38	1,188,000	1,460,940
5.250%, 9/15/39	700,000	773,844
5.375%, 4/1/56	500,000	566,304

		7,695,363

Multi-Utilities (0.2%)
Alliant Energy Corp.
4.000%, 10/15/14	200,000	206,378
Avista Corp.
5.125%, 4/1/22	115,000	122,539
CenterPoint Energy Resources Corp.
7.875%, 4/1/13	300,000	343,762
CenterPoint Energy, Inc.
6.500%, 5/1/18	500,000	553,013
Dominion Resources, Inc.
5.150%, 7/15/15	271,000	300,054
5.600%, 11/15/16	80,000	90,009
6.000%, 11/30/17	941,000	1,073,216
5.200%, 8/15/19	170,000	184,316

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

7.000%, 6/15/38	$500,000	$605,248
7.500%, 6/30/66(l)	200,000	197,000
DTE Energy Co.
7.625%, 5/15/14	1,100,000	1,285,527
NiSource Finance Corp.
5.400%, 7/15/14	500,000	534,219
10.750%, 3/15/16	250,000	320,384
6.400%, 3/15/18	250,000	275,084
6.800%, 1/15/19	500,000	556,637
PG&E Corp.
5.750%, 4/1/14	500,000	553,921
Sempra Energy
6.500%, 6/1/16	1,000,000	1,147,498
9.800%, 2/15/19	1,000,000	1,327,963
6.000%, 10/15/39	635,000	673,760
Veolia Environnement
6.000%, 6/1/18	454,000	500,665

		10,851,193

Total Utilities		92,845,983

Total Corporate Bonds		1,052,820,705

Government Securities (75.6%)
Agency ABS (1.7%)
Federal Farm Credit Bank
1.110%, 6/14/12	400,000	402,032
1.250%, 9/14/12	200,000	200,305
1.470%, 10/26/12	500,000	500,352
1.750%, 2/21/13	2,000,000	2,029,174
1.840%, 3/1/13	500,000	503,464
1.625%, 3/7/13	500,000	500,740
1.375%, 6/25/13	500,000	502,802
2.000%, 12/2/13	500,000	501,151
2.375%, 4/28/14	200,000	202,121
2.550%, 3/16/15	400,000	401,213
2.800%, 6/3/15	500,000	503,158
2.620%, 6/15/15	200,000	202,030
3.875%, 12/17/18	200,000	200,994
3.990%, 6/17/19	200,000	201,033
4.740%, 12/7/23	200,000	200,982
4.790%, 6/3/24	200,000	200,978
Federal Home Loan Bank
0.600%, 5/10/11	400,000	400,104
0.750%, 7/8/11	1,000,000	1,002,885
1.000%, 11/10/11	400,000	400,230
1.000%, 11/14/11	1,000,000	1,000,189
1.000%, 12/28/11	1,000,000	1,005,952
1.125%, 3/23/12	200,000	200,319
1.350%, 4/9/12	400,000	400,070
1.125%, 5/18/12	3,000,000	3,022,062
1.550%, 8/10/12	400,000	400,486
1.750%, 12/14/12	1,000,000	1,019,264
1.850%, 12/21/12	200,000	200,957
1.625%, 3/20/13	6,000,000	6,087,252
3.000%, 1/29/15	200,000	200,413
Federal Home Loan Mortgage Corp.
0.750%, 9/15/11	200,000	200,110
1.000%, 12/22/11	200,000	200,217
0.900%, 12/23/11	100,000	100,216
1.250%, 1/19/12	200,000	200,067
1.250%, 2/3/12	500,000	500,337
1.125%, 4/25/12	400,000	403,116

	Principal Amount	Value (Note 1)

1.300%, 4/30/12	$200,000	$200,157
1.300%, 5/10/12	400,000	400,384
1.250%, 5/11/12	200,000	200,206
1.400%, 5/17/12	2,000,000	2,002,282
1.250%, 6/15/12	200,000	200,280
2.350%, 8/27/12	1,000,000	1,003,057
2.000%, 11/5/12	1,000,000	1,004,589
1.700%, 12/17/12	600,000	602,869
1.250%, 12/28/12	1,000,000	1,000,923
1.125%, 1/14/13	1,000,000	999,338
1.750%, 1/28/13	500,000	503,556
2.000%, 1/28/13	200,000	200,190
1.875%, 3/8/13	400,000	403,141
1.625%, 4/15/13	2,000,000	2,030,238
2.000%, 5/3/13	200,000	200,966
1.875%, 5/10/13	200,000	201,028
1.550%, 7/8/13	1,000,000	1,001,971
2.250%, 10/30/13	200,000	200,303
2.200%, 12/17/13	200,000	200,747
2.650%, 4/28/14	1,000,000	1,007,662
3.150%, 1/22/15	1,000,000	1,001,565
3.000%, 2/17/15	200,000	200,677
3.000%, 3/17/15	100,000	101,805
3.050%, 4/9/15	200,000	200,112
3.250%, 4/23/15	1,000,000	1,001,623
3.000%, 5/18/15	200,000	201,804
3.000%, 5/26/15	200,000	201,765
2.750%, 7/7/15	200,000	201,315
4.750%, 1/22/20	400,000	401,037
5.000%, 4/29/25	200,000	204,660
5.625%, 11/23/35	500,000	537,629
Federal National Mortgage Association
5.000%, 10/15/11	5,000,000	5,285,875
0.875%, 1/12/12	2,000,000	2,006,774
1.500%, 1/20/12	500,000	500,181
1.000%, 4/4/12	5,000,000	5,027,080
1.500%, 5/24/12	400,000	400,502
1.300%, 5/25/12	1,000,000	1,005,666
1.500%, 6/1/12	800,000	800,998
1.250%, 6/22/12	500,000	504,763
1.100%, 6/28/12	2,000,000	2,002,460
2.050%, 7/30/12	500,000	500,510
1.550%, 9/17/12	100,000	100,171
1.500%, 9/24/12	200,000	200,427
1.750%, 12/28/12	400,000	402,162
2.125%, 1/25/13	500,000	503,495
2.050%, 1/28/13	400,000	402,596
1.800%, 2/8/13	400,000	404,635
1.750%, 2/22/13	5,000,000	5,096,965
2.000%, 3/1/13	500,000	501,037
1.800%, 3/15/13	400,000	403,100
1.850%, 3/25/13	400,000	403,277
2.000%, 4/8/13	1,400,000	1,400,468
2.150%, 4/12/13	150,000	150,072
2.000%, 4/15/13	500,000	505,028
1.875%, 5/6/13	400,000	404,092
1.750%, 5/7/13	5,600,000	5,702,301
2.000%, 5/10/13	2,000,000	2,009,746
2.000%, 6/24/13	1,000,000	1,010,639
1.500%, 6/26/13	1,000,000	1,010,943
1.750%, 6/28/13	200,000	200,530
1.375%, 7/19/13	1,000,000	994,847

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

2.020%, 8/20/13	$200,000	$202,049
2.050%, 8/26/13	200,000	200,490
2.125%, 9/10/13	200,000	200,695
2.100%, 9/16/13	400,000	401,327
2.000%, 12/16/13	400,000	401,089
2.500%, 3/3/14	500,000	501,940
2.500%, 4/29/14	400,000	401,829
3.125%, 11/10/14	600,000	606,173
3.125%, 1/21/15	400,000	404,832
3.000%, 3/9/15	400,000	401,890
3.125%, 5/19/15	600,000	605,381
4.000%, 1/20/17	1,400,000	1,425,684
6.000%, 3/9/20	200,000	211,682
4.300%, 3/30/20	200,000	203,558
6.000%, 4/18/36	500,000	554,533
Financing Corp. Fico 10.700%, 10/6/17	1,200,000	1,803,701

		90,382,847

Foreign Governments (1.6%)
Canadian Government Bond 2.375%, 9/10/14	1,000,000	1,026,365
Council Of Europe Development Bank
2.750%, 2/10/15	500,000	514,490
Export-Import Bank of Korea
8.125%, 1/21/14	1,000,000	1,143,992
5.875%, 1/14/15	700,000	758,463
4.125%, 9/9/15	400,000	406,131
Federative Republic of Brazil
6.000%, 1/17/17	3,000,000	3,300,000
8.000%, 1/15/18	2,666,667	3,093,333
5.875%, 1/15/19	2,000,000	2,195,000
8.875%, 4/15/24	615,000	830,250
8.750%, 2/4/25	1,500,000	2,021,250
8.250%, 1/20/34	3,155,000	4,164,600
7.125%, 1/20/37	50,000	59,000
Hungary Government International Bond
4.750%, 2/3/15	500,000	496,033
Israel Government AID Bond 5.500%, 4/26/24	1,500,000	1,762,504
Province of British Columbia
2.850%, 6/15/15	620,000	640,386
6.500%, 1/15/26	300,000	381,526
7.250%, 9/1/36	1,000,000	1,427,316
Province of Manitoba
2.125%, 4/22/13	500,000	511,190
4.900%, 12/6/16	650,000	731,476
Province of Nova Scotia 5.125%, 1/26/17	1,025,000	1,167,992
Province of Ontario
2.625%, 1/20/12	4,700,000	4,811,169
5.125%, 7/17/12	75,000	80,980
3.500%, 7/15/13	1,000,000	1,053,215
4.100%, 6/16/14	1,500,000	1,613,099
2.950%, 2/5/15	2,000,000	2,050,486
5.450%, 4/27/16	700,000	804,640
4.000%, 10/7/19	500,000	516,275
Province of Quebec
4.600%, 5/26/15	1,270,000	1,402,145
5.125%, 11/14/16	20,000	22,596
4.625%, 5/14/18	1,000,000	1,092,296
7.125%, 2/9/24	100,000	131,239
7.500%, 9/15/29	2,070,000	2,841,330

	Principal Amount	Value (Note 1)

Republic of Chile 5.500%, 1/15/13	$650,000	$709,540
Republic of Italy
3.500%, 7/15/11	1,200,000	1,208,713
5.625%, 6/15/12	1,998,000	2,099,223
2.125%, 10/5/12	1,000,000	973,017
4.500%, 1/21/15	2,002,000	2,018,735
5.250%, 9/20/16	1,000,000	1,040,421
5.375%, 6/12/17	1,000,000	1,046,616
6.875%, 9/27/23	503,000	572,273
5.375%, 6/15/33	1,525,000	1,497,538
Republic of Korea
4.250%, 6/1/13	500,000	521,900
5.750%, 4/16/14	500,000	545,096
4.875%, 9/22/14	45,000	47,863
7.125%, 4/16/19	700,000	840,245
Republic of Malaysia 7.500%, 7/15/11	500,000	530,023
Republic of Panama
5.200%, 1/30/20	700,000	728,000
7.125%, 1/29/26	600,000	700,500
8.875%, 9/30/27	350,000	466,375
9.375%, 4/1/29	350,000	484,750
6.700%, 1/26/36	680,000	749,700
Republic of Peru
8.375%, 5/3/16	700,000	857,500
7.125%, 3/30/19	1,000,000	1,182,500
7.350%, 7/21/25	500,000	598,750
6.550%, 3/14/37	678,000	749,190
Republic of Poland
6.250%, 7/3/12	500,000	537,512
5.250%, 1/15/14	500,000	535,580
5.000%, 10/19/15	500,000	529,863
6.375%, 7/15/19	1,090,000	1,205,784
Republic of South Africa
6.500%, 6/2/14	500,000	555,000
6.875%, 5/27/19	1,445,000	1,652,719
5.875%, 5/30/22	605,000	636,762
State of Israel
4.625%, 6/15/13	300,000	322,760
5.500%, 11/9/16	464,000	525,021
5.125%, 3/26/19	575,000	620,312
United Mexican States
5.875%, 2/17/14	2,000,000	2,194,000
6.625%, 3/3/15	474,000	542,256
5.625%, 1/15/17	574,000	629,965
5.950%, 3/19/19	1,000,000	1,110,000
8.125%, 12/30/19	1,458,000	1,866,240
5.125%, 1/15/20	1,000,000	1,040,000
8.300%, 8/15/31	1,468,000	1,981,800
6.750%, 9/27/34	886,000	1,021,115
6.050%, 1/11/40	1,050,000	1,107,750

		81,833,674

Municipal Bonds (0.4%)
American Municipal Power-Ohio, Inc.
6.449%, 2/15/44	200,000	208,896
Bay Area Toll Authority California State
6.793%, 4/1/30	200,000	199,644
6.918%, 4/1/40	200,000	199,730
6.263%, 4/1/49	1,000,000	1,051,360
7.043%, 4/1/50	400,000	403,940

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	$200,000	$209,732
City & County of Denver 5.650%, 8/1/30	200,000	202,396
City of Chicago, Illinois
6.845%, 1/1/38	85,000	89,299
6.395%, 1/1/40	70,000	74,684
City of San Antonio, Texas 5.985%, 2/1/39	125,000	136,726
Clark County, Nevada Airport
6.881%, 7/1/42	200,000	209,494
6.820%, 7/1/45	300,000	335,088
Indianapolis, Indiana Local Public Improvement
6.116%, 1/15/40	200,000	212,808
Los Angeles Department of Airports
6.582%, 5/15/39	200,000	217,200
Los Angeles Department of Water & Power
6.008%, 7/1/39	200,000	205,992
Los Angeles, California Unified School District
5.755%, 7/1/29	200,000	197,704
5.750%, 7/1/34	400,000	391,684
6.758%, 7/1/34	1,155,000	1,266,111
Metropolitan Government of Nashville & Davidson County Convention Center Authority
6.731%, 7/1/43	100,000	105,599
Metropolitan Transportation Authority
5.871%, 11/15/39	200,000	202,688
6.668%, 11/15/39	150,000	164,981
Municipal Electric Authority of Georgia
6.637%, 4/1/57	200,000	193,688
7.055%, 4/1/57	200,000	196,364
New Jersey State Turnpike Authority
7.414%, 1/1/40	365,000	444,607
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39	200,000	210,916
New York City Municipal Water Finance Authority
5.750%, 6/15/41	400,000	417,432
5.724%, 6/15/42	380,000	390,602
5.952%, 6/15/42	400,000	420,940
6.011%, 6/15/42	65,000	68,962
New York State Dormitory Authority
5.500%, 3/15/30	350,000	351,145
5.600%, 3/15/40	300,000	301,716
New York State Urban Development Corp.
5.770%, 3/15/39	200,000	203,454
Oregon State Department of Transportation
5.834%, 11/15/34	300,000	324,816
Pennsylvania State Turnpike Commission
6.105%, 12/1/39	500,000	537,410
Port of Seattle
7.000%, 5/1/36	1,000,000	1,088,440
San Diego County, California Water Authority
6.138%, 5/1/49	200,000	216,694
San Francisco City & County Public Utilities Commission
6.000%, 11/1/40	200,000	203,380
State of California
4.850%, 10/1/14	500,000	518,445
5.450%, 4/1/15	250,000	262,260
5.950%, 4/1/16	35,000	37,176
5.750%, 3/1/17	200,000	207,956

	Principal Amount	Value (Note 1)

6.200%, 3/1/19	$200,000	$208,620
6.200%, 10/1/19	400,000	418,148
6.650%, 3/1/22	200,000	210,406
7.500%, 4/1/34	1,500,000	1,600,800
7.950%, 3/1/36	200,000	210,078
7.550%, 4/1/39	665,000	713,578
7.300%, 10/1/39	200,000	208,218
7.350%, 11/1/39	450,000	471,888
7.625%, 3/1/40	465,000	502,418
State of Georgia
4.503%, 11/1/25	200,000	206,438
State of Illinois
2.766%, 1/1/12	200,000	200,452
3.321%, 1/1/13	200,000	198,730
4.071%, 1/1/14	200,000	197,068
4.421%, 1/1/15	200,000	198,682
5.100%, 6/1/33	3,000,000	2,338,740
State of Illinois Toll Highway Authority
6.184%, 1/1/34	110,000	113,931
5.851%, 12/1/34	200,000	203,476
State of Massachusetts
4.910%, 5/1/29	100,000	97,022
5.456%, 12/1/39	400,000	419,204
State of New York
5.206%, 10/1/31	300,000	279,993
State of Utah
4.554%, 7/1/24	240,000	252,739
State of Washington
5.090%, 8/1/33	200,000	198,798
5.481%, 8/1/39	200,000	208,722
5.140%, 8/1/40	200,000	197,758
University of Virginia
6.200%, 9/1/39	250,000	292,078
Utah Transit Authority
5.937%, 6/15/39	80,000	87,642

		23,117,786

Supranational (1.4%)
African Development Bank
1.000%, 11/23/11	500,000	498,906
1.875%, 1/23/12	500,000	506,151
1.750%, 10/1/12	300,000	304,020
3.000%, 5/27/14	500,000	521,719
6.875%, 10/15/15	200,000	238,238
Asian Development Bank
2.125%, 3/15/12	3,000,000	3,058,437
2.750%, 5/21/14	600,000	622,195
5.500%, 6/27/16	1,500,000	1,747,857
Corp. Andina de Fomento
8.125%, 6/4/19	875,000	1,075,087
Eksportfinans A/S
5.000%, 2/14/12	1,930,000	2,047,178
3.000%, 11/17/14	500,000	514,907
European Bank for Reconstruction & Development
3.625%, 6/17/13	400,000	424,217
European Investment Bank
3.125%, 7/15/11	2,000,000	2,049,696
3.250%, 10/14/11	3,000,000	3,100,161
2.625%, 11/15/11	1,500,000	1,540,591
2.000%, 2/10/12	2,500,000	2,537,805
1.750%, 9/14/12	2,000,000	2,022,770
1.625%, 3/15/13	1,000,000	1,006,234

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

2.875%, 3/15/13	$2,000,000	$2,075,052
2.375%, 3/14/14	3,000,000	3,048,564
4.625%, 5/15/14	3,760,000	4,130,826
3.125%, 6/4/14	1,000,000	1,042,186
2.875%, 1/15/15	1,000,000	1,026,091
2.750%, 3/23/15	1,500,000	1,527,604
4.875%, 2/16/16	1,018,000	1,137,319
4.875%, 1/17/17	55,000	61,344
5.125%, 5/30/17	2,500,000	2,823,500
4.875%, 2/15/36	500,000	527,215
Export Development Canada
2.625%, 11/15/11	1,000,000	1,026,098
2.375%, 3/19/12	1,000,000	1,024,160
1.750%, 9/24/12	500,000	506,973
3.500%, 5/16/13	500,000	530,384
2.250%, 5/28/15	1,000,000	1,011,358
Inter-American Development Bank
3.250%, 11/15/11	1,000,000	1,032,239
4.750%, 10/19/12	500,000	540,946
1.750%, 10/22/12	2,000,000	2,030,668
3.000%, 4/22/14	1,500,000	1,568,591
5.125%, 9/13/16	1,000,000	1,144,538
4.250%, 9/10/18	1,467,000	1,595,090
International Bank for Reconstruction & Development
2.000%, 4/2/12	3,000,000	3,061,590
3.500%, 10/8/13	2,000,000	2,122,760
2.375%, 5/26/15	2,500,000	2,541,835
5.000%, 4/1/16	500,000	563,249
7.625%, 1/19/23	491,000	685,891
4.750%, 2/15/35	540,000	581,811
International Finance Corp.
3.500%, 5/15/13	1,300,000	1,385,844
3.000%, 4/22/14	1,545,000	1,630,854
Japan Finance Corp.
1.500%, 7/6/12	700,000	705,480
2.125%, 11/5/12	1,000,000	1,019,720
2.875%, 2/2/15	500,000	513,940
Korea Development Bank
5.300%, 1/17/13	1,100,000	1,159,248
5.750%, 9/10/13	70,000	75,084
8.000%, 1/23/14	1,000,000	1,138,302
4.375%, 8/10/15	500,000	509,820
Nordic Investment Bank
1.625%, 1/28/13	500,000	504,989
2.625%, 10/6/14	1,000,000	1,027,882
5.000%, 2/1/17	500,000	567,763
Svensk Exportkredit AB
4.875%, 9/29/11	500,000	523,371
3.250%, 9/16/14	500,000	518,716
5.125%, 3/1/17	250,000	278,908

		74,343,972

U.S. Government Agencies (38.5%)
Federal Farm Credit Bank
5.375%, 7/18/11	1,920,000	2,018,206
3.875%, 8/25/11	960,000	997,106
2.000%, 1/17/12	1,000,000	1,021,398
2.125%, 6/18/12	2,000,000	2,053,908
1.875%, 12/7/12	600,000	612,902
2.625%, 4/17/14	50,000	51,970
3.000%, 9/22/14	1,000,000	1,049,602
5.125%, 8/25/16	485,000	556,562
4.875%, 1/17/17	4,895,000	5,533,920

	Principal Amount	Value (Note 1)

Federal Home Loan Bank
1.625%, 7/27/11	$3,800,000	$3,845,634
5.375%, 8/19/11	35,000	36,865
4.875%, 11/18/11	8,830,000	9,348,418
2.250%, 4/13/12	5,000,000	5,137,280
5.750%, 5/15/12	100,000	109,341
1.875%, 6/20/12	50,000	51,087
2.000%, 7/27/12	1,000,000	1,001,024
2.000%, 10/5/12	1,000,000	1,003,749
1.625%, 11/21/12	3,000,000	3,049,263
3.375%, 2/27/13	6,000,000	6,364,014
5.125%, 8/14/13	3,000,000	3,355,800
4.500%, 9/16/13	120,000	131,952
2.500%, 10/15/13	400,000	402,073
3.625%, 10/18/13	5,000,000	5,355,700
5.500%, 8/13/14	3,000,000	3,458,241
5.375%, 5/18/16	100,000	116,663
4.750%, 12/16/16	5,025,000	5,651,200
4.875%, 5/17/17	2,130,000	2,425,889
5.250%, 6/5/17	950,000	1,091,221
5.000%, 11/17/17	3,040,000	3,469,060
5.500%, 7/15/36	860,000	976,756
Federal Home Loan Bank/Illinois
5.625%, 6/13/16	1,000,000	1,073,937
Federal Home Loan Mortgage Corp.
5.250%, 7/18/11	2,000,000	2,100,556
1.500%, 8/24/11	1,500,000	1,502,114
5.500%, 9/15/11	5,000,000	5,299,150
1.125%, 12/15/11	2,000,000	2,015,792
5.750%, 1/15/12	75,000	80,806
4.750%, 3/5/12	3,900,000	4,166,495
2.125%, 3/23/12	5,000,000	5,123,545
2.000%, 4/27/12	550,000	556,158
1.750%, 6/15/12	5,050,000	5,149,106
5.125%, 7/15/12	75,000	81,776
2.250%, 8/24/12	1,000,000	1,002,751
2.000%, 9/28/12	1,000,000	1,002,801
4.125%, 12/21/12	2,000,000	2,158,820
2.500%, 4/8/13	1,750,000	1,776,824
3.500%, 5/29/13	5,000,000	5,342,320
4.875%, 11/15/13	3,844,000	4,296,347
2.500%, 1/7/14	4,170,000	4,323,756
4.500%, 1/15/14	170,000	187,873
5.500%, 2/1/14	31,244	33,731
2.500%, 4/23/14	50,000	51,768
2.750%, 4/29/14	1,000,000	1,018,980
5.000%, 7/15/14	5,000,000	5,633,535
3.000%, 7/28/14	800,000	842,292
3.625%, 8/25/14	150,000	150,716
3.000%, 12/30/14	600,000	608,030
4.500%, 1/15/15	1,916,000	2,136,564
4.750%, 11/17/15	8,836,000	9,950,290
5.125%, 10/18/16	1,500,000	1,717,175
6.000%, 2/1/17	59,604	64,783
6.000%, 4/1/17	48,724	52,957
4.875%, 6/13/18	12,000,000	13,582,248
3.750%, 3/27/19	1,025,000	1,069,406
4.000%, 12/1/20	124,206	130,921
5.500%, 3/1/21	149,638	162,305
4.500%, 4/1/21	5,549,814	5,894,075
4.500%, 6/1/21	98,707	104,769
5.000%, 7/1/21	160,938	172,617

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

4.500%, 8/1/21	$170,491	$181,280
6.000%, 9/1/21	34,832	38,054
5.000%, 5/1/22	198,479	211,765
5.000%, 6/1/22	27,700	29,555
5.500%, 6/1/22	9,786	10,567
5.000%, 8/1/22	106,994	114,156
5.500%, 8/1/22	639,593	690,658
6.000%, 9/1/22	1,104,028	1,202,701
5.000%, 11/1/22	88,154	94,055
5.500%, 11/1/22	86,673	93,569
5.000%, 1/1/23	595,438	635,296
5.000%, 2/1/23	130,814	139,571
5.500%, 2/1/23	711,669	768,296
5.000%, 3/1/23	1,919,347	2,047,827
5.000%, 4/1/23	1,563,752	1,668,428
5.000%, 5/1/23	3,560,207	3,811,246
5.500%, 5/1/23	86,617	93,523
5.000%, 6/1/23	1,165,650	1,243,678
5.000%, 7/1/23	5,541,706	5,912,663
5.000%, 8/1/23	64,866	69,208
5.500%, 8/1/23	9,242,466	9,977,891
6.000%, 8/1/23	501,162	545,327
5.000%, 9/1/23	15,325	16,351
6.000%, 9/1/23	86,000	93,700
5.000%, 10/1/23	302,486	322,734
5.500%, 10/1/23	129,149	139,425
5.000%, 11/1/23	1,180,723	1,259,760
5.500%, 11/1/23	161,173	173,997
4.500%, 12/1/23	4,436,663	4,695,237
5.000%, 12/1/23	15,476	16,512
5.000%, 1/1/24	2,326,582	2,482,321
6.000%, 1/1/24	643,186	699,867
5.000%, 2/1/24	410,348	437,816
6.000%, 2/1/24	975,733	1,061,719
5.000%, 3/1/24	505,592	539,436
5.000%, 4/1/24	874,893	933,458
4.000%, 5/1/24	4,237,507	4,414,952
4.000%, 7/1/24	7,331,885	7,632,034
4.500%, 7/1/24	17,491,229	18,461,445
4.000%, 8/1/24	1,856,859	1,932,874
4.000%, 2/1/25	12,792,317	13,308,008
5.000%, 5/1/25	4,998,587	5,333,188
5.000%, 8/1/26	111,840	118,817
5.500%, 8/1/26	49,468	53,284
6.500%, 9/1/27	59,940	65,758
6.750%, 3/15/31	690,000	913,324
6.250%, 7/15/32	1,756,000	2,222,940
4.707%, 2/1/34(l)	94,805	99,419
5.000%, 4/1/34	667,352	708,305
5.000%, 6/1/34	5,626,830	5,972,133
5.000%, 10/1/34	3,648,388	3,868,859
4.769%, 1/1/35(l)	660,828	690,734
2.375%, 2/1/35(l)	145,213	150,294
6.000%, 2/1/35	330,082	360,666
5.000%, 5/1/35	8,759,692	9,289,037
4.683%, 8/1/35(l)	81,695	85,492
5.500%, 10/1/35	146,796	157,732
5.500%, 11/1/35	6,054,940	6,502,202
5.000%, 12/1/35	6,935,986	7,348,623
5.000%, 3/1/36	705,401	747,257
6.000%, 3/1/36	228,942	249,440
5.343%, 4/1/36(l)	686,889	725,526

	Principal Amount	Value (Note 1)

5.538%, 4/1/36(l)	$1,094,671	$1,164,168
4.500%, 5/1/36	124,861	129,987
5.000%, 5/1/36	95,948	101,611
6.000%, 6/1/36	10,705,968	11,651,105
5.000%, 8/1/36	74,984	79,409
6.500%, 8/1/36	16,827,065	18,495,310
5.500%, 9/1/36	523,537	562,128
6.000%, 9/1/36	239,083	260,189
5.000%, 10/1/36	18,297,764	19,386,338
5.852%, 11/1/36(l)	445,023	468,160
6.000%, 11/1/36	2,895,260	3,150,858
6.500%, 11/1/36	116,266	127,611
5.500%, 12/1/36	285,424	306,329
6.500%, 12/1/36	65,778	72,196
5.500%, 1/1/37	2,674,350	2,870,225
5.528%, 1/1/37(l)	4,115,472	4,318,052
5.636%, 1/1/37(l)	1,039,154	1,093,983
5.500%, 4/1/37	4,033,361	4,335,756
6.000%, 4/1/37	28,501	30,950
5.500%, 5/1/37	72,258	77,550
5.745%, 5/1/37(l)	6,223,615	6,630,098
6.000%, 5/1/37	382,676	415,563
5.395%, 6/1/37(l)	378,486	403,206
5.443%, 6/1/37(l)	3,349,305	3,568,059
5.490%, 6/1/37(l)	414,857	441,953
6.000%, 6/1/37	1,186,853	1,299,047
5.431%, 7/1/37(l)	664,780	708,198
5.500%, 8/1/37	355,541	381,789
6.000%, 8/1/37	2,991,169	3,247,766
5.500%, 9/1/37	171,077	183,607
5.500%, 10/1/37	2,254,753	2,419,896
6.000%, 10/1/37	4,891,733	5,330,461
6.500%, 10/1/37	2,489,191	2,727,414
5.575%, 11/1/37(l)	3,928,691	4,120,112
6.000%, 11/1/37	349,605	379,431
6.500%, 11/1/37	466,191	510,807
5.500%, 12/1/37	1,329,202	1,426,556
5.277%, 1/1/38(l)	5,558,001	5,870,244
5.500%, 1/1/38	196,637	211,162
6.000%, 1/1/38	1,441,725	1,564,723
6.500%, 1/1/38	183,896	201,869
5.500%, 2/1/38	124,076	133,164
6.000%, 2/1/38	466,788	506,465
6.500%, 2/1/38	2,957,092	3,240,095
5.000%, 3/1/38	1,314,087	1,391,443
6.000%, 3/1/38	98,755	107,149
5.500%, 4/1/38	18,160,667	19,502,132
5.000%, 5/1/38	623,866	660,591
5.500%, 5/1/38	2,669,820	2,865,364
6.000%, 5/1/38	7,125,288	7,735,392
5.500%, 6/1/38	1,659,707	1,781,267
5.000%, 7/1/38	10,701,231	11,331,183
5.500%, 7/1/38	3,455,629	3,708,726
6.000%, 7/1/38	10,900,415	11,878,718
5.500%, 8/1/38	9,800,713	10,518,538
5.500%, 9/1/38	301,045	323,094
6.000%, 9/1/38	4,105,428	4,456,269
6.500%, 9/1/38	233,016	255,316
5.500%, 10/1/38	8,122,538	8,717,450
6.000%, 10/1/38	2,946,095	3,196,053
6.500%, 10/1/38	1,175,127	1,287,591
5.000%, 11/1/38	9,024,441	9,565,554

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

5.500%, 11/1/38	$1,725,113	$1,851,465
6.000%, 11/1/38	77,496	84,071
5.000%, 12/1/38	1,172,138	1,241,139
5.500%, 12/1/38	6,355,984	6,831,441
6.000%, 12/1/38	13,511,737	14,696,126
6.500%, 12/1/38	7,177,672	7,864,597
5.000%, 1/1/39	116,904	123,785
5.500%, 1/1/39	26,474,465	28,447,055
4.500%, 2/1/39	10,598,880	10,995,923
5.500%, 2/1/39	573,780	615,805
6.500%, 2/1/39	1,620,112	1,775,162
5.000%, 3/1/39	31,652,531	33,533,104
5.500%, 3/1/39	434,751	466,593
4.000%, 4/1/39	3,417,095	3,462,746
4.500%, 4/1/39	3,308,264	3,431,677
5.500%, 4/1/39	316,027	339,173
4.000%, 5/1/39	12,551,515	12,719,196
4.000%, 6/1/39	2,917,588	2,956,566
4.500%, 6/1/39	24,754,542	25,678,002
5.500%, 6/1/39	173,415	186,117
4.000%, 7/1/39	3,203,142	3,245,934
4.500%, 7/1/39	10,769,419	11,171,169
5.000%, 7/1/39	15,228,875	16,125,356
5.500%, 7/1/39	1,903,337	2,042,742
4.500%, 8/1/39	1,024,733	1,067,123
5.000%, 8/1/39	1,909,358	2,022,950
5.500%, 8/1/39	4,293,645	4,614,044
4.500%, 9/1/39	4,336,732	4,497,834
5.000%, 9/1/39	3,914,023	4,150,547
4.500%, 10/1/39	14,567,171	15,106,806
4.000%, 12/1/39	1,996,884	2,023,562
4.500%, 1/1/40	7,871,062	8,168,379
4.500%, 2/1/40	4,943,466	5,130,197
4.500%, 3/1/40	1,983,305	2,061,630
5.500%, 3/1/40	4,898,331	5,257,096
4.500%, 7/15/40 TBA	15,000,000	15,533,204
6.000%, 7/15/40 TBA	5,000,000	5,426,172
Federal National Mortgage Association
5.500%, 4/1/11	3,112	3,363
6.000%, 8/1/11	583,347	593,765
1.250%, 9/28/11	1,000,000	1,001,368
1.000%, 11/23/11	2,335,000	2,349,517
2.000%, 1/9/12	2,000,000	2,040,542
2.250%, 2/24/12	500,000	505,430
1.875%, 4/20/12	50,000	51,047
6.000%, 5/1/12	562,077	578,192
4.875%, 5/18/12	250,000	269,315
6.000%, 8/1/12	640,001	659,122
1.750%, 8/10/12	10,000,000	10,194,930
2.000%, 9/28/12	3,000,000	3,010,221
1.875%, 10/29/12	1,000,000	1,003,615
3.625%, 2/12/13	3,000,000	3,203,118
4.375%, 3/15/13	115,000	125,318
2.170%, 3/21/13	250,000	250,798
1.500%, 7/19/13	1,000,000	997,239
4.625%, 10/15/13	4,799,000	5,304,714
5.125%, 1/2/14	90,000	98,977
6.000%, 2/1/14	430,467	467,612
2.750%, 2/5/14	5,000,000	5,208,305
3.150%, 2/18/14	250,000	253,833
2.750%, 3/13/14	5,150,000	5,370,420
6.000%, 4/1/14	1,398,712	1,519,406

	Principal Amount	Value (Note 1)

2.900%, 4/7/14	$500,000	$508,968
2.500%, 5/15/14	150,000	154,851
3.000%, 7/28/14	1,000,000	1,019,170
3.000%, 9/15/14	250,000	251,378
3.000%, 9/29/14	1,000,000	1,023,346
3.125%, 9/29/14	1,000,000	1,007,061
4.625%, 10/15/14	5,000,000	5,577,785
2.625%, 11/20/14	1,000,000	1,033,513
4.375%, 10/15/15	1,434,000	1,585,998
6.000%, 4/1/16	508,071	551,912
5.375%, 7/15/16	2,000,000	2,317,812
5.250%, 9/15/16	100,000	114,985
4.875%, 12/15/16	1,400,000	1,582,407
5.500%, 2/1/17	71,848	77,630
5.000%, 2/13/17	1,635,000	1,858,351
5.500%, 6/1/17	24,208	26,156
5.375%, 6/12/17	5,150,000	6,000,641
5.500%, 8/1/17	25,958	28,095
5.500%, 10/1/17	21,729	23,526
6.000%, 11/1/17	5,366,549	5,829,624
5.500%, 1/1/18	67,051	72,813
5.500%, 4/1/18	77,703	84,381
5.500%, 11/1/18	700,928	757,474
5.500%, 3/1/19	76,121	82,655
5.500%, 5/1/19	189,414	205,692
5.500%, 7/1/19	15,765	17,112
5.500%, 8/1/19	127,702	138,657
5.500%, 9/1/19	43,044	46,723
5.500%, 11/1/19	58,264	63,275
5.500%, 6/1/20	636,665	691,345
6.000%, 6/1/20	510,775	554,849
4.500%, 8/1/20	179,375	190,859
4.000%, 9/1/20	83,417	88,044
5.500%, 10/1/20	124,736	135,362
5.500%, 1/1/21	175,949	190,970
5.500%, 2/1/21	43,072	46,727
5.000%, 6/1/21	216,478	232,443
5.500%, 6/1/21	41,058	44,477
6.000%, 8/1/21	331,595	362,454
6.000%, 10/1/21	52,682	57,491
5.500%, 7/1/22	1,123,671	1,214,247
5.500%, 9/1/22	118,194	127,890
5.000%, 12/1/22	1,475,114	1,574,684
5.500%, 12/1/22	2,265,947	2,448,285
5.000%, 1/1/23	176,833	188,769
5.000%, 3/1/23	596,315	636,566
5.500%, 3/1/23	270,523	292,334
4.000%, 4/1/23	1,428,862	1,492,938
4.500%, 4/1/23	325,971	344,905
5.000%, 4/1/23	891,578	951,759
4.500%, 5/1/23	933,402	987,620
5.000%, 5/1/23	1,039,173	1,109,317
6.000%, 5/1/23	1,526,414	1,660,034
4.000%, 6/1/23	850,441	889,641
4.500%, 6/1/23	4,800,340	5,091,581
5.000%, 6/1/23	10,461,325	11,167,464
5.000%, 7/1/23	4,009,770	4,280,430
6.000%, 7/1/23	2,338,949	2,543,698
5.000%, 8/1/23	2,122,575	2,265,849
5.500%, 8/1/23	2,795,391	3,020,333
5.500%, 9/1/23	191,269	206,779
5.000%, 10/1/23	16,827	17,963

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

4.500%, 4/1/24	$10,576,969	$11,174,816
4.000%, 6/1/24	5,424,016	5,652,862
4.500%, 7/1/24	4,495,957	4,750,084
4.000%, 8/1/24	1,736,562	1,810,637
4.500%, 8/1/24	10,028,933	10,592,669
4.500%, 1/1/25	16,640,129	17,570,285
4.000%, 3/1/25	18,478,843	19,240,366
5.000%, 3/1/25	5,740,462	6,127,943
5.800%, 2/9/26	481,000	494,299
5.500%, 4/1/26	56,203	60,561
5.000%, 5/1/26	71,771	76,279
6.000%, 10/1/26	682,173	746,739
7.125%, 1/15/30	1,474,000	2,006,285
7.250%, 5/15/30	1,000,000	1,377,169
6.625%, 11/15/30	4,100,000	5,331,874
7.000%, 4/1/32	18,395	20,654
6.500%, 6/1/32	35,547	39,539
6.500%, 8/1/32	37,460	41,714
6.500%, 9/1/32	301,134	334,576
5.500%, 12/1/32	14,428	15,541
5.000%, 1/1/33	754,005	801,572
5.500%, 3/1/33	732,089	788,425
5.500%, 6/1/33	42,854	46,152
6.000%, 6/1/33	20,612	22,644
5.000%, 7/1/33	273,209	290,444
5.000%, 8/1/33	1,876,650	1,994,924
5.000%, 11/1/33	696,997	740,750
5.500%, 11/1/33	4,563,483	4,914,657
4.768%, 1/1/34(l)	3,050,897	3,198,869
5.000%, 2/1/34	378,790	402,568
6.000%, 2/1/34	685,557	753,149
5.000%, 3/1/34	1,110,693	1,180,525
5.000%, 4/1/34	724,418	769,214
5.000%, 5/1/34	771,253	818,944
4.221%, 6/1/34(l)	39,468	41,663
5.000%, 7/1/34	1,088,631	1,155,947
5.500%, 7/1/34	4,782,833	5,146,403
5.000%, 8/1/34	1,635,763	1,738,446
5.500%, 8/1/34	51,864	55,806
6.000%, 8/1/34	408,460	448,476
5.500%, 11/1/34	1,484,456	1,597,298
5.000%, 12/1/34	1,216,314	1,292,666
2.576%, 1/1/35(l)	103,731	108,217
5.000%, 2/1/35	250,560	265,819
6.500%, 2/1/35	357,523	394,323
5.000%, 3/1/35	318,132	337,804
5.000%, 4/1/35	14,292,303	15,162,681
6.000%, 4/1/35	2,279,457	2,504,198
5.000%, 5/1/35	2,027,678	2,149,893
5.500%, 5/1/35	31,974,772	34,365,384
5.000%, 6/1/35	3,246,893	3,442,594
5.000%, 7/1/35	6,344,092	6,736,385
5.500%, 8/1/35	2,668,763	2,870,696
4.198%, 9/1/35(l)	181,712	190,142
4.500%, 9/1/35	5,340,784	5,570,897
5.000%, 9/1/35	353,912	376,129
5.500%, 9/1/35	3,921,026	4,213,571
4.500%, 10/1/35	114,253	119,176
5.000%, 10/1/35	6,622,223	7,019,297
5.500%, 10/1/35	10,929,157	11,744,575
5.000%, 11/1/35	13,445,282	14,255,651
5.500%, 12/1/35	12,783,066	13,734,428

	Principal Amount	Value (Note 1)

6.500%, 1/1/36	$141,773	$156,321
5.000%, 2/1/36	5,160,776	5,470,221
5.000%, 3/1/36	4,134,462	4,382,368
6.000%, 3/1/36	6,814,690	7,435,466
6.000%, 4/1/36	3,337,942	3,636,792
5.000%, 6/1/36	1,028,847	1,090,055
5.500%, 6/1/36	6,059,347	6,510,260
5.953%, 6/1/36(l)	72,961	76,615
5.000%, 7/1/36	11,550,466	12,237,628
5.500%, 7/1/36	773,358	831,057
6.000%, 7/1/36	490,966	534,155
7.000%, 7/1/36	24,985	27,782
6.500%, 8/1/36	1,623,711	1,785,622
6.000%, 9/1/36	7,995,345	8,698,357
6.500%, 9/1/36	6,270,693	6,886,740
6.000%, 10/1/36	2,962,749	3,220,227
6.500%, 10/1/36	1,130,654	1,243,852
6.000%, 11/1/36	888,672	965,736
6.000%, 12/1/36	1,671,812	1,817,310
6.500%, 12/1/36	754,171	826,848
6.000%, 1/1/37	533,753	580,039
5.000%, 2/1/37	278,484	295,008
5.500%, 2/1/37	145,308	156,660
6.000%, 2/1/37	3,736,994	4,061,062
5.500%, 4/1/37	162,847	175,710
6.000%, 4/1/37	2,068,295	2,248,962
7.000%, 4/1/37	970,658	1,079,326
5.500%, 5/1/37	117,499	126,698
6.000%, 6/1/37	333,994	362,638
5.000%, 7/1/37	956,320	1,013,064
5.500%, 7/1/37	370,441	399,708
6.500%, 7/1/37	3,160,347	3,470,826
5.625%, 7/15/37	491,000	574,325
5.500%, 8/1/37	3,969,619	4,262,612
6.000%, 8/1/37	4,916,858	5,334,032
6.500%, 8/1/37	141,306	154,703
5.000%, 9/1/37	129,089	136,748
5.831%, 9/1/37(l)	5,157,965	5,463,342
6.000%, 9/1/37	12,366,505	13,443,903
5.500%, 10/1/37	216,320	233,406
6.000%, 10/1/37	7,975,913	8,652,620
6.500%, 10/1/37	1,040,799	1,143,049
5.000%, 11/1/37	98,865	104,731
5.500%, 11/1/37	458,831	492,562
6.000%, 11/1/37	1,773,478	1,939,904
7.500%, 11/1/37	221,029	247,087
5.500%, 12/1/37	764,817	821,043
6.500%, 12/1/37	1,905,550	2,087,396
5.000%, 1/1/38	577,245	611,496
6.000%, 1/1/38	2,424,217	2,629,896
5.000%, 2/1/38	18,131,182	19,216,521
5.500%, 2/1/38	1,810,061	1,943,129
5.000%, 3/1/38	2,618,018	2,773,360
6.000%, 3/1/38	2,505,363	2,717,145
4.500%, 4/1/38	570,710	593,338
5.500%, 4/1/38	300,973	324,839
4.500%, 5/1/38	900,956	936,677
5.000%, 5/1/38	511,075	541,400
5.500%, 5/1/38	1,863,483	2,011,251
6.000%, 5/1/38	10,517,424	11,409,762
5.000%, 6/1/38	348,943	369,648
5.500%, 6/1/38	37,659,230	40,429,738

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

6.000%, 6/1/38	$4,280,467	$4,650,915
4.972%, 7/1/38(l)	6,615,062	7,047,112
5.500%, 7/1/38	10,501,603	11,274,350
6.000%, 7/1/38	389,203	423,879
6.000%, 8/1/38	1,271,624	1,389,854
5.500%, 9/1/38	2,268,043	2,439,689
6.000%, 9/1/38	6,853,832	7,431,162
6.500%, 9/1/38	240,095	264,057
6.000%, 10/1/38	5,556,243	6,024,562
4.000%, 11/1/38	378,784	384,140
6.500%, 11/1/38	1,866,761	2,053,073
5.500%, 12/1/38	4,723,681	5,098,992
4.500%, 1/1/39	44,895	46,612
5.000%, 1/1/39	9,157,973	9,702,801
6.000%, 1/1/39	735,953	797,934
4.000%, 2/1/39	3,822,168	3,876,216
4.500%, 2/1/39	8,084,037	8,393,187
5.475%, 2/1/39(l)	5,342,461	5,691,394
4.500%, 3/1/39	16,875,265	17,525,805
5.000%, 3/1/39	1,817,603	1,926,588
4.500%, 4/1/39	2,635,228	2,735,593
6.000%, 4/1/39	18,447	20,000
4.500%, 5/1/39	19,296,314	20,057,942
4.000%, 6/1/39	4,842,761	4,911,241
4.500%, 6/1/39	19,938,914	20,698,305
4.000%, 7/1/39	223,676	226,839
4.500%, 7/1/39	17,845,781	18,533,691
3.583%, 8/1/39(l)	14,851,645	15,473,974
4.000%, 8/1/39	20,182,741	20,468,137
5.000%, 8/1/39	13,899,259	14,723,984
4.000%, 9/1/39	7,820,132	7,930,713
4.000%, 1/1/40	1,974,237	2,002,154
4.500%, 1/1/40	9,810,666	10,202,709
4.000%, 2/1/40	1,995,129	2,023,342
4.500%, 2/1/40	20,389,536	21,188,882
4.500%, 3/1/40	11,461,154	11,919,152
4.000%, 5/1/40	1,997,066	2,025,604
4.500%, 5/1/40	4,999,771	5,189,411
4.000%, 7/25/25 TBA	5,000,000	5,194,140
5.500%, 7/25/25 TBA	6,000,000	6,481,875
5.000%, 7/25/40 TBA	8,000,000	8,463,750
5.500%, 7/25/40 TBA	10,000,000	10,734,375
6.000%, 7/25/40 TBA	11,000,000	11,930,704
6.500%, 7/25/40 TBA	10,000,000	10,953,125
Government National Mortgage Association
5.000%, 8/15/21	39,566	42,694
4.500%, 8/15/24	2,467,205	2,625,357
6.000%, 1/15/29	14,353	15,843
6.000%, 6/15/29	9,289	10,242
6.000%, 12/15/31	15,325	16,985
7.000%, 2/15/32	16,325	18,399
6.500%, 5/15/32	174,122	194,792
6.000%, 7/15/32	15,777	17,446
6.000%, 1/15/33	12,832	14,206
6.500%, 1/15/33	148,645	166,291
6.500%, 2/15/33	189,289	211,932
7.000%, 2/15/33	12,733	14,326
5.500%, 4/15/33	24,702	26,872
4.500%, 8/15/33	34,477	36,367
5.000%, 11/15/33	73,047	78,540
6.500%, 6/15/34	190,570	213,193
6.500%, 8/15/34	1,549,583	1,735,126

	Principal Amount	Value (Note 1)

6.000%, 9/15/34	$310,095	$341,831
6.000%, 12/15/34	28,136	31,016
6.000%, 1/15/35	104,559	115,096
6.000%, 2/15/35	50,150	55,205
6.000%, 3/15/35	187,339	206,219
5.500%, 4/15/35	256,978	279,073
6.000%, 5/15/35	16,736	18,429
6.000%, 7/15/35	115,397	127,550
6.000%, 9/15/35	17,237	19,053
6.000%, 10/15/35	39,151	43,036
6.000%, 12/15/35	52,859	58,005
6.500%, 12/15/35	1,768,894	1,978,880
6.000%, 1/15/36	20,822	22,849
6.000%, 2/15/36	5,653	6,203
6.000%, 3/15/36	40,265	44,184
6.000%, 4/15/36	30,863	33,809
6.000%, 5/15/36	301,999	330,830
5.000%, 6/15/36	188,178	201,593
6.000%, 6/15/36	684,136	749,450
6.000%, 7/15/36	597,224	654,271
6.000%, 8/15/36	541,041	594,041
6.500%, 8/15/36	50,206	55,617
6.000%, 9/15/36	361,098	395,172
6.000%, 10/15/36	797,517	872,409
6.500%, 2/15/37	30,413	33,743
6.500%, 3/15/37	15,668	17,244
5.500%, 5/15/37	1,476,474	1,599,494
6.000%, 6/15/37	77,260	84,394
5.500%, 7/15/37	68,792	74,524
6.500%, 8/15/37	4,576	5,087
6.500%, 9/15/37	11,709	12,872
6.000%, 10/15/37	144,786	157,975
5.000%, 11/15/37	546,862	584,138
5.000%, 12/15/37	687,179	733,806
5.500%, 12/15/37	155,862	168,605
6.500%, 12/15/37	381,263	418,897
6.000%, 1/15/38	1,491,279	1,626,659
5.000%, 2/15/38	84,702	90,449
6.000%, 2/15/38	231,389	252,395
6.500%, 3/15/38	35,814	39,484
6.000%, 4/15/38	3,920,604	4,300,413
6.000%, 5/15/38	758,700	827,575
5.500%, 6/15/38	932,338	1,008,312
6.000%, 6/15/38	1,925,544	2,099,746
5.500%, 7/15/38	427,680	462,513
6.000%, 7/15/38	3,030,557	3,320,527
6.500%, 7/15/38	23,805	26,140
5.500%, 8/15/38	519,098	561,376
6.000%, 8/15/38	687,339	749,522
6.500%, 8/15/38	894,708	982,467
6.000%, 9/15/38	532,322	580,481
6.500%, 9/15/38	1,377,748	1,512,885
5.500%, 10/15/38	308,029	333,117
6.000%, 10/15/38	9,715,294	10,595,907
6.500%, 10/15/38	1,058,509	1,162,568
6.000%, 11/15/38	1,774,474	1,935,008
6.500%, 11/15/38	379,866	417,126
5.500%, 12/15/38	9,255,096	10,008,917
6.000%, 12/15/38	1,573,561	1,715,919
6.500%, 12/15/38	1,721,976	1,895,987
5.500%, 1/15/39	25,737,859	27,834,087
6.000%, 1/15/39	1,677,534	1,829,299

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

6.500%, 1/15/39	$242,384	$266,158
5.000%, 2/15/39	21,475,458	22,925,892
6.000%, 2/15/39	674,309	735,313
6.000%, 3/15/39	130,203	141,983
4.500%, 4/15/39	12,652,372	13,207,396
4.500%, 5/15/39	9,564,723	9,987,289
5.000%, 5/15/39	275,848	294,479
4.000%, 6/15/39	722,553	735,904
4.500%, 6/15/39	13,532,771	14,126,416
5.000%, 6/15/39	15,040,476	16,059,921
6.000%, 6/15/39	276,240	301,231
4.000%, 7/15/39	2,057,241	2,095,519
5.000%, 7/15/39	431,621	461,233
5.500%, 7/15/39	326,029	352,582
4.000%, 8/15/39	1,547,345	1,575,935
5.000%, 8/15/39	1,944,438	2,075,763
6.000%, 8/15/39	153,371	167,247
4.000%, 9/15/39	1,049,768	1,069,165
4.500%, 9/15/39	4,765,062	4,974,092
5.000%, 9/15/39	5,833,692	6,233,164
4.500%, 10/15/39	2,972,078	3,105,705
5.500%, 10/15/39	9,397,515	10,162,898
6.000%, 10/15/39	222,780	242,935
5.000%, 11/15/39	4,876,072	5,209,969
4.500%, 12/15/39	7,893,238	8,241,958
6.000%, 12/15/39	4,866,105	5,307,857
4.500%, 1/15/40	5,702,322	5,952,467
5.000%, 1/15/40	9,914,773	10,593,703
4.500%, 2/15/40	23,465,425	24,502,121
5.000%, 4/15/40	12,632,399	13,485,580
4.000%, 6/15/40	1,999,900	2,036,851
5.000%, 7/15/40 TBA	30,000,000	31,954,686
5.500%, 7/15/40 TBA	7,000,000	7,563,282

		1,999,838,884

U.S. Treasuries (32.0%)
U.S. Treasury Bonds
11.250%, 2/15/15	1,920,000	2,740,650
9.250%, 2/15/16	2,604,000	3,608,371
7.250%, 5/15/16	4,432,000	5,693,041
7.500%, 11/15/16	5,019,000	6,576,456
8.750%, 5/15/17	5,000,000	7,036,720
8.875%, 8/15/17	2,903,000	4,134,961
8.875%, 2/15/19	5,200,000	7,663,500
8.125%, 8/15/19	195,000	277,814
3.625%, 2/15/20	22,000,000	23,244,364
8.500%, 2/15/20	7,891,000	11,575,111
8.750%, 8/15/20	2,175,000	3,260,801
7.875%, 2/15/21	3,000,000	4,294,218
8.125%, 5/15/21	6,000,000	8,748,750
8.000%, 11/15/21	6,987,000	10,161,718
7.250%, 8/15/22	3,000,000	4,179,843
7.625%, 11/15/22	2,000,000	2,871,250
7.125%, 2/15/23	6,085,000	8,424,871
6.250%, 8/15/23	2,390,000	3,098,038
7.625%, 2/15/25	2,000,000	2,938,124
6.000%, 2/15/26	1,000,000	1,288,594
6.750%, 8/15/26	4,947,000	6,867,826
6.500%, 11/15/26	4,000,000	5,434,376
6.625%, 2/15/27	3,409,000	4,692,700
6.375%, 8/15/27	5,422,000	7,304,453
6.125%, 11/15/27	6,950,000	9,147,938

	Principal Amount	Value (Note 1)

5.500%, 8/15/28	$4,500,000	$5,563,125
5.250%, 11/15/28	1,000,000	1,203,594
5.250%, 2/15/29	7,170,000	8,628,650
6.125%, 8/15/29	5,994,000	7,962,657
6.250%, 5/15/30	6,150,000	8,317,875
5.375%, 2/15/31	10,107,000	12,434,763
4.500%, 2/15/36	2,000,000	2,209,376
4.750%, 2/15/37	4,244,000	4,872,643
5.000%, 5/15/37	4,474,000	5,332,449
4.375%, 2/15/38	7,046,000	7,618,488
4.500%, 5/15/38	6,455,000	7,119,665
3.500%, 2/15/39	8,625,000	8,011,814
4.250%, 5/15/39	11,680,000	12,349,778
4.500%, 8/15/39	14,150,000	15,584,895
4.375%, 11/15/39	15,000,000	16,192,965
4.625%, 2/15/40	16,000,000	17,984,992
4.375%, 5/15/40	10,000,000	10,815,600
U.S. Treasury Notes
1.000%, 7/31/11	16,500,000	16,603,125
4.875%, 7/31/11	5,000,000	5,240,430
5.000%, 8/15/11	10,000,000	10,516,800
1.000%, 8/31/11	13,100,000	13,184,940
4.625%, 8/31/11	6,000,000	6,291,330
1.000%, 9/30/11	22,000,000	22,151,250
4.500%, 9/30/11	3,155,000	3,315,955
1.000%, 10/31/11	15,000,000	15,104,880
1.750%, 11/15/11	8,150,000	8,294,214
0.750%, 11/30/11	13,000,000	13,048,750
4.500%, 11/30/11	11,916,000	12,599,311
1.125%, 12/15/11	15,400,000	15,546,777
1.000%, 12/31/11	15,000,000	15,109,575
4.625%, 12/31/11	3,414,000	3,626,842
1.125%, 1/15/12	10,150,000	10,246,344
0.875%, 1/31/12	10,000,000	10,053,120
1.375%, 2/15/12	10,000,000	10,136,720
4.875%, 2/15/12	10,000,000	10,713,280
0.875%, 2/29/12	20,000,000	20,107,000
4.625%, 2/29/12	3,000,000	3,204,141
1.375%, 3/15/12	8,000,000	8,115,936
1.000%, 3/31/12	18,000,000	18,136,440
4.500%, 3/31/12	5,661,000	6,056,166
1.375%, 4/15/12	8,200,000	8,323,320
1.000%, 4/30/12	17,000,000	17,127,500
4.500%, 4/30/12	4,790,000	5,136,715
1.375%, 5/15/12	15,000,000	15,220,320
0.750%, 5/31/12	15,000,000	15,043,350
1.875%, 6/15/12	18,000,000	18,444,384
0.625%, 6/30/12	25,000,000	25,002,000
1.500%, 7/15/12	4,550,000	4,632,824
4.625%, 7/31/12	5,000,000	5,417,190
1.750%, 8/15/12	15,100,000	15,450,365
4.375%, 8/15/12	690,000	745,254
4.125%, 8/31/12	3,830,000	4,118,748
1.375%, 9/15/12	10,000,000	10,152,340
4.250%, 9/30/12	10,000,000	10,812,500
1.375%, 10/15/12	18,000,000	18,267,192
1.375%, 11/15/12	20,000,000	20,285,940
1.125%, 12/15/12	10,000,000	10,082,030
3.625%, 12/31/12	5,767,000	6,184,658
1.375%, 1/15/13	19,000,000	19,255,322
1.375%, 2/15/13	5,000,000	5,065,625
3.875%, 2/15/13	10,000,000	10,802,340

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

2.750%, 2/28/13	$9,000,000	$9,452,808
1.375%, 3/15/13	20,000,000	20,259,400
1.750%, 4/15/13	17,000,000	17,386,410
3.125%, 4/30/13	6,705,000	7,128,253
1.375%, 5/15/13	15,000,000	15,182,850
3.625%, 5/15/13	7,315,000	7,879,630
3.375%, 6/30/13	6,707,000	7,187,496
3.375%, 7/31/13	9,586,000	10,277,994
4.250%, 8/15/13	10,415,000	11,444,294
3.125%, 8/31/13	5,000,000	5,321,875
3.125%, 9/30/13	10,000,000	10,646,880
2.750%, 10/31/13	7,667,000	8,068,919
4.250%, 11/15/13	500,000	551,406
2.000%, 11/30/13	5,752,000	5,904,785
1.500%, 12/31/13	4,943,000	4,984,709
1.750%, 1/31/14	9,200,000	9,348,065
4.000%, 2/15/14	10,465,000	11,474,705
1.875%, 2/28/14	10,350,000	10,547,292
1.750%, 3/31/14	10,125,000	10,265,009
1.875%, 4/30/14	9,675,000	9,849,605
4.750%, 5/15/14	15,000,000	16,921,875
2.250%, 5/31/14	15,300,000	15,786,494
2.625%, 6/30/14	15,250,000	15,942,213
2.625%, 7/31/14	19,885,000	20,778,274
4.250%, 8/15/14	5,000,000	5,557,420
2.375%, 8/31/14	5,200,000	5,375,906
2.375%, 9/30/14	20,000,000	20,657,820
2.375%, 10/31/14	22,000,000	22,697,818
4.250%, 11/15/14	5,000,000	5,568,360
2.625%, 12/31/14	25,000,000	26,039,050
2.250%, 1/31/15	13,000,000	13,323,986
4.000%, 2/15/15	13,135,000	14,496,732
2.375%, 2/28/15	10,000,000	10,306,300
2.500%, 3/31/15	15,000,000	15,543,750
2.500%, 4/30/15	10,000,000	10,355,470
4.125%, 5/15/15	15,000,000	16,665,240
2.125%, 5/31/15	15,000,000	15,257,850
1.875%, 6/30/15	10,000,000	10,038,280
4.250%, 8/15/15	15,000,000	16,773,045
4.500%, 2/15/16	8,000,000	9,054,376
2.625%, 2/29/16	6,000,000	6,172,968
2.375%, 3/31/16	7,000,000	7,103,362
2.625%, 4/30/16	7,000,000	7,192,500
5.125%, 5/15/16	2,889,000	3,371,327
3.250%, 5/31/16	5,150,000	5,470,268
3.250%, 6/30/16	9,000,000	9,544,923
3.250%, 7/31/16	10,000,000	10,600,780
4.875%, 8/15/16	12,614,000	14,600,705
3.000%, 8/31/16	15,200,000	15,862,629
3.000%, 9/30/16	15,000,000	15,641,010
3.125%, 10/31/16	15,000,000	15,734,760
2.750%, 11/30/16	12,000,000	12,302,808
3.250%, 12/31/16	20,000,000	21,081,240
3.125%, 1/31/17	15,000,000	15,687,885
4.625%, 2/15/17	4,058,000	4,635,948
3.000%, 2/28/17	8,000,000	8,305,000
4.500%, 5/15/17	3,500,000	3,981,796
2.750%, 5/31/17	10,000,000	10,210,940
4.750%, 8/15/17	6,070,000	7,017,964
4.250%, 11/15/17	9,867,000	11,084,183
3.500%, 2/15/18	9,675,000	10,342,420
3.875%, 5/15/18	11,206,000	12,247,811

	Principal Amount	Value (Note 1)

4.000%, 8/15/18	$12,000,000	$13,199,064
3.750%, 11/15/18	18,860,000	20,321,650
2.750%, 2/15/19	17,350,000	17,284,937
3.125%, 5/15/19	25,375,000	25,904,297
3.625%, 8/15/19	23,275,000	24,611,497
3.375%, 11/15/19	30,000,000	31,071,090
3.500%, 5/15/20	10,000,000	10,465,600

		1,661,795,066

Total Government Securities		3,931,312,229

Total Long-Term Debt Securities (99.1%) (Cost $4,937,370,329)		5,151,728,253

SHORT-TERM INVESTMENT:
Time Deposit (3.5%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $183,571,866)	183,571,866	183,571,866

Total Investments (102.6%) (Cost/Amortized Cost $5,120,942,195)		5,335,300,119
Other Assets Less Liabilities (-2.6%)		(134,446,410)

Net Assets (100%)		$5,200,853,709

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2010, the market value of these securities amounted to $14,970,883 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2010.

Glossary:

ABS	— Asset-Backed Security
CMO	— Collateralized Mortgage Obligation
TBA	— Security is subject to delayed delivery.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$12,513,849	$—	$12,513,849
Non-Agency CMO	—	155,081,470	—	155,081,470
Corporate Bonds
Consumer Discretionary	—	71,606,120	—	71,606,120
Consumer Staples	—	79,019,071	—	79,019,071
Energy	—	89,018,351	—	89,018,351
Financials	—	438,699,064	—	438,699,064
Health Care	—	64,689,383	—	64,689,383
Industrials	—	65,391,576	—	65,391,576
Information Technology	—	33,591,886	—	33,591,886
Materials	—	48,572,688	—	48,572,688
Telecommunication Services	—	69,386,583	—	69,386,583
Utilities	—	92,845,983	—	92,845,983
Government Securities
Agency ABS	—	90,382,847	—	90,382,847
Foreign Governments	—	81,833,674	—	81,833,674
Municipal Bonds	—	23,117,786	—	23,117,786
Supranational	—	74,343,972	—	74,343,972
U.S. Government Agencies	—	1,999,838,884	—	1,999,838,884
U.S. Treasuries	—	1,661,795,066	—	1,661,795,066
Short-Term Investments	—	183,571,866	—	183,571,866

Total Assets	$—	$5,335,300,119	$—	$5,335,300,119

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,335,300,119	$—	$5,335,300,119

The Portfolio held no derivative contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,997,635,253
Long-term U.S. Treasury securities	644,012,383

$2,641,647,636

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,626,771,055
Long-term U.S. Treasury securities	182,521,619

$1,809,292,674

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$242,572,227
Aggregate gross unrealized depreciation	(31,038,544)

Net unrealized appreciation	$211,533,683

Federal income tax cost of investments	$5,123,766,436

The Portfolio has a net capital loss carryforward of $403,960,463 of which $959,420 expires in the year 2013, $6,549,439 expires in the year 2015, $195,283,000 expires in the year 2016 and $201,168,604 expires in the year 2017.

Included in the capital loss carryforward amounts are $130,392,762 of losses acquired from EQ/Bond Index and the EQ/Long Term Bond as a result of a tax free reorganization that occurred during the year 2009. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $5,120,942,195)	$5,335,300,119
Cash	195,001
Foreign cash (Cost $168)	127
Dividends, interest and other receivables	38,597,248
Receivable for securities sold	36,189,358
Receivable from Separate Accounts for Trust shares sold	5,530,709
Other assets	47,822

Total assets	5,415,860,384

LIABILITIES
Payable for securities purchased	210,757,150
Investment management fees payable	1,482,097
Payable to Separate Accounts for Trust shares redeemed	1,436,844
Administrative fees payable	433,534
Distribution fees payable - Class IB	265,600
Payable for forward commitments	125,100
Trustees’ fees payable	3,705
Accrued expenses	502,645

Total liabilities	215,006,675

NET ASSETS	$5,200,853,709

Net assets were comprised of:
Paid in capital	$5,317,464,850
Accumulated undistributed net investment income (loss)	70,294,570
Accumulated undistributed net realized gain (loss) on investments and securities sold short	(401,263,593)
Unrealized appreciation (depreciation) on investments and foreign currency translations	214,357,882

Net assets	$5,200,853,709

Class IA
Net asset value, offering and redemption price per share, $3,900,389,207 / 395,344,671 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.87

Class IB
Net asset value, offering and redemption price per share, $1,300,464,502 / 131,763,802 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.87

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Interest	$81,012,627
Securities lending (net)	16,694

Total income	81,029,321

EXPENSES
Investment management fees	8,017,921
Administrative fees	2,362,083
Distribution fees - Class IB	1,556,981
Printing and mailing expenses	261,132
Custodian fees	65,209
Professional fees	51,891
Trustees’ fees	51,773
Miscellaneous	86,082

Total expenses	12,453,072

NET INVESTMENT INCOME (LOSS)	68,576,249

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	10,215,248
Securities sold short	(1,829,016)

Net realized gain (loss)	8,386,232

Change in unrealized appreciation (depreciation) on:
Securities	157,713,265
Foreign currency translations	(11)

Net change in unrealized appreciation (depreciation)	157,713,254

NET REALIZED AND UNREALIZED GAIN (LOSS)	166,099,486

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$234,675,735

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$68,576,249	$96,158,408
Net realized gain (loss) on investments and securities sold short	8,386,232	(160,362,021)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	157,713,254	215,693,555

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	234,675,735	151,489,942

DIVIDENDS:
Dividends from net investment income
Class IA	—	(76,380,742)
Class IB	—	(28,550,998)

TOTAL DIVIDENDS	—	(104,931,740)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [97,366,777 and 299,975,841 shares, respectively]	935,053,322	2,764,726,845
Capital shares issued in connection with merger (Note 8) [0 and 11,904,635 shares, respectively]	—	114,580,481
Capital shares issued in reinvestment of dividends [0 and 8,041,844 shares, respectively]	—	76,380,742
Capital shares repurchased [(18,999,235) and (13,930,416) shares, respectively]	(183,049,816)	(131,945,776)

Total Class IA transactions	752,003,506	2,823,742,292

Class IB
Capital shares sold [16,204,399 and 18,183,890 shares, respectively]	156,000,585	170,902,200
Capital shares issued in connection with merger (Note 8) [0 and 19,786,812 shares, respectively]	—	190,391,243
Capital shares issued in reinvestment of dividends [0 and 3,001,109 shares, respectively]	—	28,550,998
Capital shares repurchased [(14,495,977) and (28,727,205) shares, respectively]	(139,569,221)	(269,365,176)

Total Class IB transactions	16,431,364	120,479,265

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	768,434,870	2,944,221,557

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,003,110,605	2,990,779,759
NET ASSETS:
Beginning of period	4,197,743,104	1,206,963,345

End of period (a)	$5,200,853,709	$4,197,743,104

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$70,294,570	$1,718,321

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO (ff)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009		2008		2007	2006		2005
Net asset value, beginning of period	$9.39	$9.36		$10.80		$10.96	$11.00		$11.14

Income (loss) from investment operations:
Net investment income (loss)	0.15 (e)	0.30	(e)	0.45	(e)	0.56 (e)	0.55	(e)	0.42 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.33	(0.02	)†	(1.39)		(0.20)	(0.08)		(0.14)

Total from investment operations	0.48	0.28		(0.94)		0.36	0.47		0.28

Less distributions:
Dividends from net investment income	—	(0.25)		(0.50)		(0.52)	(0.51)		(0.40)
Distributions from net realized gains	—	—		—		—	—		(0.02)

Total dividends and distributions	—	(0.25)		(0.50)		(0.52)	(0.51)		(0.42)

Net asset value, end of period	$9.87	$9.39		$9.36		$10.80	$10.96		$11.00

Total return (b)	5.11%	2.96%		(8.70)%		3.35%	4.28%		2.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,900,389	$2,975,095		$102,806		$633,814	$105,248		$11,367
Ratio of expenses to average net assets (a)	0.48%	0.49%		0.57%		0.56%	0.56%		0.49%
Ratio of net investment income (loss) to average net assets (a)	3.06%	3.15%		4.24%		5.02%	4.87%		3.75%
Portfolio turnover rate	40%	189%		462%		513%	543%		588%

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009		2008		2007	2006		2005
Net asset value, beginning of period	$9.40	$9.37		$10.81		$10.97	$11.01		$11.15

Income (loss) from investment operations:
Net investment income (loss)	0.13 (e)	0.27	(e)	0.42	(e)	0.53 (e)	0.50	(e)	0.39 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.34	(0.01	)†	(1.39)		(0.20)	(0.06)		(0.14)

Total from investment operations	0.47	0.26		(0.97)		0.33	0.44		0.25

Less distributions:
Dividends from net investment income	—	(0.23)		(0.47)		(0.49)	(0.48)		(0.37)
Distributions from net realized gains	—	—		—		—	—		(0.02)

Total dividends and distributions	—	(0.23)		(0.47)		(0.49)	(0.48)		(0.39)

Net asset value, end of period	$9.87	$9.40		$9.37		$10.81	$10.97		$11.01

Total return (b)	5.00%	2.70%		(8.93)%		3.08%	4.01%		2.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,300,465	$1,222,648		$1,104,157		$1,529,392	$1,491,463		$1,392,453
Ratio of expenses to average net assets (a)	0.73%	0.74	%(c)	0.82	%(c)	0.81%	0.81	%(c)	0.74%
Ratio of net investment income (loss) to average net assets (a)	2.82%	2.91%		4.05%		4.78%	4.50%		3.50%
Portfolio turnover rate	40%	189%		462%		513%	543%		588%

†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(ff)	On September 25, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Bond Index Portfolio and EQ/Long Term Bond Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the EQ/Core Bond Index Portfolio.

See Notes to Financial Statements.

EQ/DAVIS NEW YORK VENTURE PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Financials	28.1%
Consumer Staples	15.4
Energy	14.5
Health Care	10.9
Consumer Discretionary	8.1
Information Technology	7.1
Materials	5.9
Industrials	5.0
Telecommunication Services	0.4
Cash and Other	4.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$929.40	$4.74
Hypothetical (5% average return before expenses)	1,000.00	1,019.89	4.96
Class IB
Actual	1,000.00	928.20	5.93
Hypothetical (5% average return before expenses)	1,000.00	1,018.65	6.21

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.99% and 1.24%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (5.9%)
Automobiles (0.8%)
Harley-Davidson, Inc.	123,020	$2,734,734

Diversified Consumer Services (0.3%)
H&R Block, Inc.	64,140	1,006,357

Household Durables (0.1%)
Hunter Douglas N.V.	13,143	477,798

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	2,970	324,502
Liberty Media Corp. - Interactive, Class A*	76,590	804,195

		1,128,697

Media (2.0%)
Grupo Televisa S.A. (ADR)	82,600	1,438,066
Liberty Media Corp. - Starz*	5,939	307,878
News Corp., Class A	208,879	2,498,193
Walt Disney Co.	95,700	3,014,550

		7,258,687

Specialty Retail (2.4%)
Bed Bath & Beyond, Inc.*	154,220	5,718,478
CarMax, Inc.*	157,760	3,139,424

		8,857,902

Total Consumer Discretionary		21,464,175

Consumer Staples (15.4%)
Beverages (4.0%)
Coca-Cola Co.	127,600	6,395,312
Diageo plc (ADR)	74,225	4,656,877
Heineken Holding N.V.	97,567	3,559,510

		14,611,699

Food & Staples Retailing (6.8%)
Costco Wholesale Corp.	254,390	13,948,204
CVS Caremark Corp.	371,570	10,894,432

		24,842,636

Food Products (1.7%)
Hershey Co.	28,380	1,360,254
Mead Johnson Nutrition Co.	30,910	1,549,209
Nestle S.A. (Registered)	39,200	1,891,399
Unilever N.V. (N.Y. Shares)	48,500	1,325,020

		6,125,882

Household Products (1.9%)
Procter & Gamble Co.	116,830	7,007,463

Personal Products (0.1%)
Natura Cosmeticos S.A.	23,000	509,695

Tobacco (0.9%)
Philip Morris International, Inc.	74,390	3,410,038

Total Consumer Staples		56,507,413

Energy (14.5%)
Energy Equipment & Services (0.5%)
Schlumberger Ltd.	3,700	204,758
Transocean Ltd.*	36,994	1,713,932

		1,918,690

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (14.0%)
Canadian Natural Resources Ltd.	275,290	$9,147,887
China Coal Energy Co., Class H	1,630,600	2,044,839
ConocoPhillips	6,570	322,521
Devon Energy Corp.	179,560	10,938,795
EOG Resources, Inc.	143,370	14,103,307
Occidental Petroleum Corp.	165,990	12,806,129
OGX Petroleo e Gas Participacoes S.A.*	210,000	1,951,080

		51,314,558

Total Energy		53,233,248

Financials (28.1%)
Capital Markets (5.7%)
Ameriprise Financial, Inc.	69,950	2,527,294
Bank of New York Mellon Corp.	531,470	13,121,994
GAM Holding Ltd.*	90,300	984,390
Goldman Sachs Group, Inc.	13,560	1,780,021
Julius Baer Group Ltd.	90,300	2,570,915

		20,984,614

Commercial Banks (4.2%)
Wells Fargo & Co.	600,127	15,363,251

Consumer Finance (4.4%)
American Express Co.	405,805	16,110,459

Diversified Financial Services (1.0%)
Bank of America Corp.	29,164	419,086
JPMorgan Chase & Co.	29,500	1,079,995
Moody’s Corp.	110,878	2,208,690

		3,707,771

Insurance (11.8%)
Berkshire Hathaway, Inc., Class B*	212,200	16,910,218
Everest Reinsurance Group Ltd.	7,475	528,632
Fairfax Financial Holdings Ltd.	5,650	2,085,883
Loews Corp.	307,321	10,236,863
Markel Corp.*	1,062	361,080
Progressive Corp.	490,939	9,190,378
Transatlantic Holdings, Inc.	77,893	3,735,748

		43,048,802

Real Estate Management & Development (1.0%)
Brookfield Asset Management, Inc., Class A	52,516	1,187,912
Hang Lung Group Ltd.	465,000	2,505,207

		3,693,119

Total Financials		102,908,016

Health Care (10.9%)
Health Care Equipment & Supplies (1.8%)
Baxter International, Inc.	68,500	2,783,840
Becton, Dickinson and Co.	50,500	3,414,810
CareFusion Corp.*	16,610	377,047

		6,575,697

Health Care Providers & Services (2.0%)
Cardinal Health, Inc.	9,020	303,162
Express Scripts, Inc.*	152,760	7,182,776

		7,485,938

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Pharmaceuticals (7.1%)
Johnson & Johnson	154,440	$9,121,226
Merck & Co., Inc.	307,738	10,761,598
Pfizer, Inc.	427,900	6,101,854

		25,984,678

Total Health Care		40,046,313

Industrials (5.0%)
Air Freight & Logistics (0.2%)
United Parcel Service, Inc., Class B	11,380	647,408

Commercial Services & Supplies (1.5%)
Iron Mountain, Inc.	239,136	5,370,995

Electrical Equipment (0.6%)
ABB Ltd. (ADR)*	129,240	2,233,267

Industrial Conglomerates (0.8%)
Tyco International Ltd.	82,067	2,891,220

Machinery (0.1%)
PACCAR, Inc.	13,125	523,294

Marine (0.8%)
China Shipping Development Co., Ltd., Class H	761,000	958,049
Kuehne + Nagel International AG (Registered)	19,551	2,002,601

		2,960,650

Transportation Infrastructure (1.0%)
China Merchants Holdings International Co., Ltd.	969,506	3,222,837
COSCO Pacific Ltd.	320,669	378,599
LLX Logistica S.A.*	48,300	197,214

		3,798,650

Total Industrials		18,425,484

Information Technology (7.1%)
Computers & Peripherals (1.4%)
Hewlett-Packard Co.	122,540	5,303,531

Electronic Equipment, Instruments & Components (0.9%)
Agilent Technologies, Inc.*	110,462	3,140,435

Internet Software & Services (0.9%)
Google, Inc., Class A*	7,705	3,428,340

IT Services (0.3%)
Visa, Inc., Class A	13,220	935,315

Semiconductors & Semiconductor Equipment (1.8%)
Texas Instruments, Inc.	279,500	6,506,760

Software (1.8%)
Activision Blizzard, Inc.	181,900	1,908,131
Microsoft Corp.	203,861	4,690,841

		6,598,972

Total Information Technology		25,913,353

Materials (5.5%)
Chemicals (1.4%)
Monsanto Co.	51,080	2,360,917

	Number of Shares	Value (Note 1)

Potash Corp. of Saskatchewan, Inc.	16,753	$1,444,779
Praxair, Inc.	16,600	1,261,434

		5,067,130

Construction Materials (0.7%)
Martin Marietta Materials, Inc.	14,520	1,231,441
Vulcan Materials Co.	27,345	1,198,531

		2,429,972

Containers & Packaging (1.8%)
Sealed Air Corp.	337,322	6,651,990

Metals & Mining (0.7%)
BHP Billiton plc	51,550	1,333,951
Rio Tinto plc	33,138	1,450,113

		2,784,064

Paper & Forest Products (0.9%)
Sino-Forest Corp.*	215,400	3,061,389
Sino-Forest Corp. (ADR) (b)*§	6,800	96,646

		3,158,035

Total Materials		20,091,191

Telecommunication Services (0.4%)
Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V. (ADR)	30,900	1,467,750

Total Telecommunication Services		1,467,750

Total Common Stocks (92.8%) (Cost $330,490,123)		340,056,943

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.4%)
Materials (0.4%)
Paper & Forest Products (0.4%)
Sino-Forest Corp. 5.000%, 8/1/13§	$1,664,000	1,703,520

Total Materials		1,703,520

Total Convertible Bonds		1,703,520

Corporate Bond (2.2%)
Consumer Discretionary (2.2%)
Automobiles (2.2%)
Harley-Davidson, Inc. 15.000%, 2/1/14	6,000,000	7,949,274

Total Consumer Discretionary		7,949,274

Total Corporate Bonds		7,949,274

Total Long-Term Debt Securities (2.6%) (Cost $7,664,000)		9,652,794

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Commercial Paper (4.6%)
Intesa Funding LLC 0.10%, 7/1/10 (p) (Cost $16,901,000)	$16,901,000	$16,900,953

Total Investments (100.0%) (Cost $355,055,123)		366,610,690
Other Assets Less Liabilities (0.0%)		6,657

Net Assets (100%)		$366,617,347

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2010, the market value of these securities amounted to $1,800,166 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(p)	Yield to maturity.

Glossary:

ADR—	American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$20,986,377	$477,798	$—	$21,464,175
Consumer Staples	51,056,504	5,450,909	—	56,507,413
Energy	51,188,409	2,044,839	—	53,233,248
Financials	96,847,504	6,060,512	—	102,908,016
Health Care	40,046,313	—	—	40,046,313
Industrials	11,863,398	6,562,086	—	18,425,484
Information Technology	25,913,353	—	—	25,913,353
Materials	17,307,127	2,784,064	—	20,091,191
Telecommunication Services	1,467,750	—	—	1,467,750
Convertible Bonds
Materials	—	1,703,520	—	1,703,520
Corporate Bonds
Consumer Discretionary	—	7,949,274	—	7,949,274
Short-Term Investments	—	16,900,953	—	16,900,953

Total Assets	$316,676,735	$49,933,955	$—	$366,610,690

Total Liabilities	$—	$—	$—	$—

Total	$316,676,735	$49,933,955	$—	$366,610,690

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$37,150,275
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$40,317,766

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,673,281
Aggregate gross unrealized depreciation	(26,693,966)

Net unrealized depreciation	$(5,020,685)

Federal income tax cost of investments	$371,631,375

For the six months ended June 30, 2010, the Portfolio incurred approximately $2,600 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $575,027,647 of which $41,603,879 expires in the year 2016 and $533,423,768 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $355,055,123)	$366,610,690
Cash	680
Foreign cash (Cost $19,259)	19,333
Dividends, interest and other receivables	628,436
Receivable for securities sold	523,684
Receivable from Separate Accounts for Trust shares sold	15,019

Total assets	367,797,842

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	412,527
Investment management fees payable	266,914
Payable for securities purchased	239,244
Distribution fees payable - Class IB	72,061
Administrative fees payable	34,574
Trustees’ fees payable	432
Accrued expenses	154,743

Total liabilities	1,180,495

NET ASSETS	$366,617,347

Net assets were comprised of:
Paid in capital	$948,620,907
Accumulated undistributed net investment income (loss)	1,054,490
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(594,615,208)
Unrealized appreciation (depreciation) on investments and foreign currency translations	11,557,158

Net assets	$366,617,347

Class IA
Net asset value, offering and redemption price per share, $30,819,222 / 3,776,489 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.16

Class IB
Net asset value, offering and redemption price per share, $335,798,125 / 41,192,917 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.15

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $50,406 foreign withholding tax)	$2,978,175
Interest	508,653

Total income	3,486,828

EXPENSES
Investment management fees	1,686,903
Distribution fees - Class IB	457,078
Administrative fees	218,236
Printing and mailing expenses	23,419
Professional fees	17,539
Custodian fees	9,173
Trustees’ fees	4,711
Miscellaneous	12,435

Gross expenses	2,429,494
Less: Fees paid indirectly	(8,645)

Net expenses	2,420,849

NET INVESTMENT INCOME (LOSS)	1,065,979

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	2,354,109
Foreign currency transactions	(19,856)

Net realized gain (loss)	2,334,253

Change in unrealized appreciation (depreciation) on:
Securities	(31,884,825)
Foreign currency translations	(637)

Net change in unrealized appreciation (depreciation)	(31,885,462)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(29,551,209)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(28,485,230)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,065,979	$5,833,327
Net realized gain (loss) on investments and foreign currency transactions	2,334,253	(528,702,879)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(31,885,462)	496,017,587

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(28,485,230)	(26,851,965)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(508,164)
Class IB	—	(5,200,928)

TOTAL DIVIDENDS	—	(5,709,092)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [710,336 and 5,801,154 shares, respectively]	6,326,034	38,109,006
Capital shares issued in reinvestment of dividends [0 and 59,479 shares, respectively]	—	508,164
Capital shares repurchased [(411,642) and (105,385,987) shares, respectively]	(3,624,176)	(582,329,141)

Total Class IA transactions	2,701,858	(543,711,971)

Class IB
Capital shares sold [3,437,874 and 10,210,823 shares, respectively]	30,504,760	72,498,582
Capital shares issued in reinvestment of dividends [0 and 608,611 shares, respectively]	—	5,200,928
Capital shares repurchased [(4,099,264) and (7,556,728) shares, respectively]	(36,061,316)	(54,221,996)

Total Class IB transactions	(5,556,556)	23,477,514

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,854,698)	(520,234,457)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,339,928)	(552,795,514)
NET ASSETS:
Beginning of period	397,957,275	950,752,789

End of period (a)	$366,617,347	$397,957,275

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,054,490	$(11,489)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,			August 31, 2006* to December 31, 2006
Class IA		2009	2008	2007
Net asset value, beginning of period	$8.78	$6.71	$11.13	$10.80	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.09 (e)	0.09 (e)	0.12 (e)	0.07	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.65)	2.13 †	(4.44)	0.32	0.76

Total from investment operations	(0.62)	2.22	(4.35)	0.44	0.83

Less distributions:
Dividends from net investment income	—	(0.15)	(0.07)	(0.08)	(0.03)
Distributions from net realized gains	—	—	—	(0.03)	—	#

Total dividends and distributions	—	(0.15)	(0.07)	(0.11)	(0.03)

Net asset value, end of period	$8.16	$8.78	$6.71	$11.13	$10.80

Total return (b)	(7.06)%	33.13%	(39.11)%	4.09%	8.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,819	$30,527	$691,615	$250,993	$2,681
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.99%	1.02%	1.00%	1.03%	1.05%
After waivers, reimbursements and fees paid indirectly (a)	0.99%	1.00%	0.97%	1.00%	1.02%
Before waivers, reimbursements and fees paid indirectly (a)	0.99%	1.02%	1.00%	1.03%	1.59	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.77%	1.36%	1.00%	1.05%	1.83%
After waivers, reimbursements and fees paid indirectly (a)	0.77%	1.38%	1.03%	1.08%	1.86%
Before waivers, reimbursements and fees paid indirectly (a)	0.77%	1.36%	1.00%	1.05%	0.28%
Portfolio turnover rate	10%	27%	19%	9%	0	%‡

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,						August 31, 2006* to December 31, 2006
Class IB		2009		2008		2007
Net asset value, beginning of period	$8.78	$6.71		$11.13		$10.80		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.10	(e)	0.07	(e)	0.10	(e)	0.04	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.65)	2.10	†	(4.44)		0.31		0.78

Total from investment operations	(0.63)	2.20		(4.37)		0.41		0.82

Less distributions:
Dividends from net investment income	—	(0.13)		(0.05)		(0.05)		(0.02)
Distributions from net realized gains	—	—		—		(0.03)		—	#

Total dividends and distributions	—	(0.13)		(0.05)		(0.08)		(0.02)

Net asset value, end of period	$8.15	$8.78		$6.71		$11.13		$10.80

Total return (b)	(7.18)%	32.79%		(39.27)%		3.81%		8.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$335,798	$367,431		$259,138		$289,159		$64,531
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.24%	1.27	%(c)	1.25	%(c)	1.28	%(c)	1.30%
After waivers, reimbursements and fees paid indirectly (a)	1.24%	1.19%		1.22%		1.25	%(c)	1.27%
Before waivers, reimbursements and fees paid indirectly (a)	1.24%	1.27	%(c)	1.25	%(c)	1.28%		1.84	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.51%	1.31%		0.72%		0.86%		0.96%
After waivers, reimbursements and fees paid indirectly (a)	0.52%	1.40%		0.75%		0.89%		1.00%
Before waivers, reimbursements and fees paid indirectly (a)	0.51%	1.31%		0.72%		0.86%		0.49%
Portfolio turnover rate	10%	27%		19%		9%		0	%‡

*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.01.
‡	Amount is less than 1%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/EQUITY 500 INDEX PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Information Technology	18.6%
Financials	16.1
Health Care	12.0
Consumer Staples	11.5
Energy	10.6
Industrials	10.2
Consumer Discretionary	10.1
Utilities	3.6
Materials	3.4
Telecommunication Services	3.0
Cash and Other	0.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$932.10	$1.82
Hypothetical (5% average return before expenses)	1,000.00	1,022.91	1.91
Class IB
Actual	1,000.00	931.20	3.02
Hypothetical (5% average return before expenses)	1,000.00	1,021.67	3.16

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.38% and 0.63% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.1%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*	64,350	$639,639
Johnson Controls, Inc.	178,500	4,796,295

		5,435,934

Automobiles (0.4%)
Ford Motor Co.*	895,383	9,025,461
Harley-Davidson, Inc.	62,250	1,383,817

		10,409,278

Distributors (0.1%)
Genuine Parts Co.	42,200	1,664,790

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	34,150	1,450,351
DeVry, Inc.	16,480	865,035
H&R Block, Inc.	89,150	1,398,763

		3,714,149

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	115,400	3,489,696
Darden Restaurants, Inc.	37,150	1,443,278
International Game Technology	78,800	1,237,160
Marriott International, Inc., Class A	67,627	2,024,753
McDonald’s Corp.	286,100	18,845,407
Starbucks Corp.	197,600	4,801,680
Starwood Hotels & Resorts Worldwide, Inc.	49,700	2,059,071
Wyndham Worldwide Corp.	47,445	955,542
Wynn Resorts Ltd.	18,379	1,401,766
Yum! Brands, Inc.	124,780	4,871,411

		41,129,764

Household Durables (0.4%)
D.R. Horton, Inc.	73,450	722,013
Fortune Brands, Inc.	40,450	1,584,831
Harman International Industries, Inc.*	18,400	549,976
Leggett & Platt, Inc.	39,450	791,367
Lennar Corp., Class A	43,200	600,912
Newell Rubbermaid, Inc.	73,776	1,080,081
Pulte Group, Inc.*	84,307	698,062
Stanley Black & Decker, Inc.	41,896	2,116,586
Whirlpool Corp.	19,866	1,744,632

		9,888,460

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	91,050	9,948,123
Expedia, Inc.	56,119	1,053,915
priceline.com, Inc.*	12,106	2,137,193

		13,139,231

Leisure Equipment & Products (0.2%)
Eastman Kodak Co.*	71,400	309,876
Hasbro, Inc.	34,808	1,430,609
Mattel, Inc.	96,650	2,045,114

		3,785,599

Media (3.1%)
CBS Corp., Class B	179,900	2,326,107

	Number of Shares	Value (Note 1)

Comcast Corp., Class A	754,250	$13,101,323
DIRECTV, Class A*	248,610	8,432,851
Discovery Communications, Inc., Class A*	75,316	2,689,534
Gannett Co., Inc.	63,050	848,653
Interpublic Group of Cos., Inc.*	129,126	920,668
McGraw-Hill Cos., Inc.	83,900	2,360,946
Meredith Corp.	9,750	303,517
New York Times Co., Class A*	30,850	266,853
News Corp., Class A	599,000	7,164,040
Omnicom Group, Inc.	82,500	2,829,750
Scripps Networks Interactive, Inc., Class A	23,861	962,553
Time Warner Cable, Inc.	93,697	4,879,740
Time Warner, Inc.	305,800	8,840,678
Viacom, Inc., Class B	161,400	5,063,118
Walt Disney Co.	515,600	16,241,400
Washington Post Co., Class B	1,650	677,292

		77,909,023

Multiline Retail (0.9%)
Big Lots, Inc.*	21,950	704,376
Family Dollar Stores, Inc.	36,750	1,385,107
J.C. Penney Co., Inc.	62,650	1,345,722
Kohl’s Corp.*	81,500	3,871,250
Macy’s, Inc.	111,872	2,002,509
Nordstrom, Inc.	43,900	1,413,141
Sears Holdings Corp.*	12,962	837,993
Target Corp.	200,000	9,834,000

		21,394,098

Specialty Retail (2.0%)
Abercrombie & Fitch Co., Class A	23,334	716,120
AutoNation, Inc.*	23,939	466,811
AutoZone, Inc.*	7,900	1,526,438
Bed Bath & Beyond, Inc.*	69,650	2,582,622
Best Buy Co., Inc.	91,075	3,083,800
CarMax, Inc.*	59,746	1,188,945
GameStop Corp., Class A*	40,613	763,118
Gap, Inc.	126,475	2,461,203
Home Depot, Inc.	452,008	12,687,865
Limited Brands, Inc.	71,107	1,569,331
Lowe’s Cos., Inc.	391,250	7,989,325
Office Depot, Inc.*	72,950	294,718
O’Reilly Automotive, Inc.*	36,614	1,741,362
RadioShack Corp.	33,250	648,708
Ross Stores, Inc.	32,900	1,753,241
Staples, Inc.	193,725	3,690,461
Tiffany & Co.	33,100	1,254,821
TJX Cos., Inc.	111,600	4,681,620
Urban Outfitters, Inc.*	34,508	1,186,730

		50,287,239

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	83,550	3,053,753
NIKE, Inc., Class B	103,650	7,001,557
Polo Ralph Lauren Corp.	15,250	1,112,640
VF Corp.	23,500	1,672,730

		12,840,680

Total Consumer Discretionary		251,598,245

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (11.5%)
Beverages (2.7%)
Brown-Forman Corp., Class B	28,950	$1,656,809
Coca-Cola Co.	612,833	30,715,190
Coca-Cola Enterprises, Inc.	84,950	2,196,807
Constellation Brands, Inc., Class A*	53,050	828,641
Dr. Pepper Snapple Group, Inc.	67,525	2,524,760
Molson Coors Brewing Co., Class B	42,100	1,783,356
PepsiCo, Inc.	434,453	26,479,910

		66,185,473

Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	116,850	6,406,886
CVS Caremark Corp.	369,645	10,837,991
Kroger Co.	172,700	3,400,463
Safeway, Inc.	103,350	2,031,861
SUPERVALU, Inc.	56,279	610,064
Sysco Corp.	157,500	4,499,775
Walgreen Co.	261,850	6,991,395
Wal-Mart Stores, Inc.	567,203	27,265,448
Whole Foods Market, Inc.*	45,250	1,629,905

		63,673,788

Food Products (1.9%)
Archer-Daniels-Midland Co.	170,816	4,410,469
Campbell Soup Co.	50,100	1,795,083
ConAgra Foods, Inc.	117,850	2,748,262
Dean Foods Co.*	48,160	484,971
General Mills, Inc.	175,300	6,226,656
H.J. Heinz Co.	84,100	3,634,802
Hershey Co.	44,200	2,118,506
Hormel Foods Corp.	18,429	746,006
J.M. Smucker Co.	31,647	1,905,782
Kellogg Co.	67,800	3,410,340
Kraft Foods, Inc., Class A	461,631	12,925,668
McCormick & Co., Inc. (Non-Voting)	35,100	1,332,396
Mead Johnson Nutrition Co.	54,400	2,726,528
Sara Lee Corp.	175,700	2,477,370
Tyson Foods, Inc., Class A	81,050	1,328,410

		48,271,249

Household Products (2.6%)
Clorox Co.	37,250	2,315,460
Colgate-Palmolive Co.	131,300	10,341,188
Kimberly-Clark Corp.	110,694	6,711,377
Procter & Gamble Co.	772,205	46,316,856

		65,684,881

Personal Products (0.2%)
Avon Products, Inc.	113,650	3,011,725
Estee Lauder Cos., Inc., Class A	31,400	1,749,922

		4,761,647

Tobacco (1.6%)
Altria Group, Inc.	553,000	11,082,120
Lorillard, Inc.	41,174	2,963,705
Philip Morris International, Inc.	500,000	22,920,000
Reynolds American, Inc.	44,900	2,340,188

		39,306,013

Total Consumer Staples		287,883,051

	Number of Shares	Value (Note 1)

Energy (10.6%)
Energy Equipment & Services (1.7%)
Baker Hughes, Inc.	114,157	$4,745,506
Cameron International Corp.*	65,024	2,114,580
Diamond Offshore Drilling, Inc.	18,447	1,147,219
FMC Technologies, Inc.*	32,480	1,710,397
Halliburton Co.	240,550	5,905,503
Helmerich & Payne, Inc.	28,119	1,026,906
Nabors Industries Ltd.*	75,600	1,332,072
National Oilwell Varco, Inc.	111,197	3,677,285
Rowan Cos., Inc.*	30,200	662,588
Schlumberger Ltd.	318,100	17,603,654
Smith International, Inc.	66,060	2,487,159

		42,412,869

Oil, Gas & Consumable Fuels (8.9%)
Anadarko Petroleum Corp.	130,994	4,727,573
Apache Corp.	89,530	7,537,531
Cabot Oil & Gas Corp.	27,584	863,931
Chesapeake Energy Corp.	173,200	3,628,540
Chevron Corp.	533,934	36,232,761
ConocoPhillips	395,284	19,404,492
Consol Energy, Inc.	58,400	1,971,584
Denbury Resources, Inc.*	105,052	1,537,961
Devon Energy Corp.	118,800	7,237,296
El Paso Corp.	186,396	2,070,860
EOG Resources, Inc.	67,200	6,610,464
Exxon Mobil Corp.#	1,365,235	77,913,986
Hess Corp.	77,450	3,898,833
Marathon Oil Corp.	188,214	5,851,573
Massey Energy Co.	27,006	738,614
Murphy Oil Corp.	50,800	2,517,140
Noble Energy, Inc.	46,353	2,796,476
Occidental Petroleum Corp.	215,900	16,656,685
Peabody Energy Corp.	71,450	2,795,839
Pioneer Natural Resources Co.	30,729	1,826,839
QEP Resources, Inc.*	46,939	1,447,129
Range Resources Corp.	42,269	1,697,100
Southwestern Energy Co.*	91,943	3,552,678
Spectra Energy Corp.	172,056	3,453,164
Sunoco, Inc.	31,100	1,081,347
Tesoro Corp.	37,354	435,921
Valero Energy Corp.	150,135	2,699,427
Williams Cos., Inc.	155,100	2,835,228

		224,020,972

Total Energy		266,433,841

Financials (16.1%)
Capital Markets (2.4%)
Ameriprise Financial, Inc.	67,957	2,455,287
Bank of New York Mellon Corp.	321,119	7,928,428
Charles Schwab Corp.	259,805	3,684,035
E*TRADE Financial Corp.*	51,190	605,066
Federated Investors, Inc., Class B	23,451	485,670
Franklin Resources, Inc.	39,417	3,397,351
Goldman Sachs Group, Inc.	139,892	18,363,623
Invesco Ltd.	113,951	1,917,795
Janus Capital Group, Inc.	48,732	432,740
Legg Mason, Inc.	43,163	1,209,859

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Morgan Stanley	371,613	$8,625,138
Northern Trust Corp.	64,300	3,002,810
State Street Corp.	131,720	4,454,770
T. Rowe Price Group, Inc.	68,886	3,057,850

		59,620,422

Commercial Banks (3.0%)
BB&T Corp.	183,550	4,829,201
Comerica, Inc.	46,250	1,703,388
Fifth Third Bancorp	211,317	2,597,086
First Horizon National Corp.*	60,604	693,911
Huntington Bancshares, Inc./Ohio	190,388	1,054,750
KeyCorp	233,350	1,794,461
M&T Bank Corp.	22,150	1,881,642
Marshall & Ilsley Corp.	139,950	1,004,841
PNC Financial Services Group, Inc.	137,479	7,767,563
Regions Financial Corp.	317,002	2,085,873
SunTrust Banks, Inc.	132,700	3,091,910
U.S. Bancorp	508,595	11,367,098
Wells Fargo & Co.	1,377,253	35,257,677
Zions Bancorp	42,600	918,882

		76,048,283

Consumer Finance (0.8%)
American Express Co.	318,144	12,630,317
Capital One Financial Corp.	121,006	4,876,542
Discover Financial Services	144,471	2,019,704
SLM Corp.*	128,892	1,339,188

		20,865,751

Diversified Financial Services (4.5%)
Bank of America Corp.	2,666,874	38,322,979
Citigroup, Inc.*	5,947,441	22,362,378
CME Group, Inc.	17,723	4,989,911
IntercontinentalExchange, Inc.*	19,647	2,220,700
JPMorgan Chase & Co.	1,056,141	38,665,322
Leucadia National Corp.*	50,442	984,124
Moody’s Corp.	52,176	1,039,346
NASDAQ OMX Group, Inc.*	39,323	699,163
NYSE Euronext	69,321	1,915,339

		111,199,262

Insurance (4.0%)
Aflac, Inc.	124,700	5,320,949
Allstate Corp.	142,576	4,096,208
American International Group, Inc.*	35,866	1,235,225
Aon Corp.	70,925	2,632,736
Assurant, Inc.	30,980	1,075,006
Berkshire Hathaway, Inc., Class B*	439,943	35,059,058
Chubb Corp.	87,400	4,370,874
Cincinnati Financial Corp.	43,263	1,119,214
Genworth Financial, Inc., Class A*	129,970	1,698,708
Hartford Financial Services Group, Inc.	117,900	2,609,127
Lincoln National Corp.	80,328	1,951,167
Loews Corp.	94,297	3,141,033
Marsh & McLennan Cos., Inc.	141,450	3,189,698

	Number of Shares	Value (Note 1)

MetLife, Inc.	217,750	$8,222,240
Principal Financial Group, Inc.	84,900	1,990,056
Progressive Corp.	178,450	3,340,584
Prudential Financial, Inc.	123,600	6,632,376
Torchmark Corp.	22,050	1,091,695
Travelers Cos., Inc.	136,574	6,726,270
Unum Group	88,270	1,915,459
XL Capital Ltd., Class A	90,900	1,455,309

		98,872,992

Real Estate Investment Trusts (REITs) (1.3%)
Apartment Investment & Management Co. (REIT), Class A	31,063	601,690
AvalonBay Communities, Inc. (REIT)	21,744	2,030,237
Boston Properties, Inc. (REIT)	37,000	2,639,580
Equity Residential (REIT)	74,900	3,118,836
HCP, Inc. (REIT)	78,068	2,517,693
Health Care REIT, Inc. (REIT)	32,843	1,383,347
Host Hotels & Resorts, Inc. (REIT)	173,589	2,339,980
Kimco Realty Corp. (REIT)	107,770	1,448,429
Plum Creek Timber Co., Inc. (REIT)	43,250	1,493,422
ProLogis (REIT)	126,050	1,276,887
Public Storage (REIT)	36,100	3,173,551
Simon Property Group, Inc. (REIT)	77,105	6,226,229
Ventas, Inc. (REIT)	41,640	1,954,998
Vornado Realty Trust (REIT)	41,905	3,056,970

		33,261,849

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	71,850	977,878

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	125,914	1,541,187
People’s United Financial, Inc.	98,693	1,332,356

		2,873,543

Total Financials		403,719,980

Health Care (12.0%)
Biotechnology (1.4%)
Amgen, Inc.*	260,354	13,694,620
Biogen Idec, Inc.*	71,689	3,401,643
Celgene Corp.*	122,200	6,210,204
Cephalon, Inc.*	19,893	1,128,928
Genzyme Corp.*	70,750	3,591,978
Gilead Sciences, Inc.*	240,100	8,230,628

		36,258,001

Health Care Equipment & Supplies (1.8%)
Baxter International, Inc.	160,200	6,510,528
Becton, Dickinson and Co.	62,700	4,239,774
Boston Scientific Corp.*	401,756	2,330,185
C.R. Bard, Inc.	25,450	1,973,138
CareFusion Corp.*	47,087	1,068,875
DENTSPLY International, Inc.	39,130	1,170,378
Hospira, Inc.*	43,610	2,505,395
Intuitive Surgical, Inc.*	10,363	3,270,770

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Medtronic, Inc.	293,700	$10,652,499
St. Jude Medical, Inc.*	86,522	3,122,579
Stryker Corp.	75,150	3,762,009
Varian Medical Systems, Inc.*	32,938	1,721,999
Zimmer Holdings, Inc.*	56,650	3,061,932

		45,390,061

Health Care Providers & Services (2.1%)
Aetna, Inc.	114,522	3,021,090
AmerisourceBergen Corp.	75,000	2,381,250
Cardinal Health, Inc.	96,075	3,229,081
CIGNA Corp.	73,050	2,268,933
Coventry Health Care, Inc.*	39,250	693,940
DaVita, Inc.*	27,494	1,716,725
Express Scripts, Inc.*	146,400	6,883,728
Humana, Inc.*	45,250	2,066,567
Laboratory Corp. of America Holdings*	27,900	2,102,265
McKesson Corp.	71,631	4,810,738
Medco Health Solutions, Inc.*	123,372	6,795,330
Patterson Cos., Inc.	24,800	707,544
Quest Diagnostics, Inc.	39,950	1,988,312
Tenet Healthcare Corp.*	115,100	499,534
UnitedHealth Group, Inc.	307,700	8,738,680
WellPoint, Inc.*	118,050	5,776,187

		53,679,904

Health Care Technology (0.1%)
Cerner Corp.*	18,123	1,375,354

Life Sciences Tools & Services (0.5%)
Life Technologies Corp.*	48,106	2,273,009
Millipore Corp.*	14,950	1,594,417
PerkinElmer, Inc.	31,200	644,904
Thermo Fisher Scientific, Inc.*	108,900	5,341,545
Waters Corp.*	24,900	1,611,030

		11,464,905

Pharmaceuticals (6.1%)
Abbott Laboratories, Inc.	412,750	19,308,445
Allergan, Inc.	81,800	4,765,668
Bristol-Myers Squibb Co.	455,673	11,364,485
Eli Lilly and Co.	269,760	9,036,960
Forest Laboratories, Inc.*	80,300	2,202,629
Johnson & Johnson	731,560	43,205,934
King Pharmaceuticals, Inc.*	66,010	501,016
Merck & Co., Inc.	828,117	28,959,251
Mylan, Inc.*	81,450	1,387,908
Pfizer, Inc.	2,145,394	30,593,318
Watson Pharmaceuticals, Inc.*	28,350	1,150,160

		152,475,774

Total Health Care		300,643,999

Industrials (10.2%)
Aerospace & Defense (2.8%)
Boeing Co.	201,274	12,629,944
General Dynamics Corp.	102,600	6,008,256
Goodrich Corp.	33,250	2,202,812
Honeywell International, Inc.	203,212	7,931,364
ITT Corp.	48,600	2,183,112
L-3 Communications Holdings, Inc.	30,700	2,174,788

	Number of Shares	Value (Note 1)

Lockheed Martin Corp.	83,808	$6,243,696
Northrop Grumman Corp.	80,470	4,380,787
Precision Castparts Corp.	37,650	3,874,938
Raytheon Co.	100,750	4,875,293
Rockwell Collins, Inc.	41,850	2,223,490
United Technologies Corp.	249,000	16,162,590

		70,891,070

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	44,252	2,463,066
Expeditors International of Washington, Inc.	56,348	1,944,569
FedEx Corp.	83,210	5,833,853
United Parcel Service, Inc., Class B	263,950	15,016,116

		25,257,604

Airlines (0.1%)
Southwest Airlines Co.	197,518	2,194,425

Building Products (0.1%)
Masco Corp.	95,350	1,025,966

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	29,800	957,474
Cintas Corp.	34,950	837,751
Iron Mountain, Inc.	48,097	1,080,259
Pitney Bowes, Inc.	55,100	1,209,996
R.R. Donnelley & Sons Co.	54,600	893,802
Republic Services, Inc.	86,101	2,559,783
Stericycle, Inc.*	22,515	1,476,534
Waste Management, Inc.	128,856	4,031,904

		13,047,503

Construction & Engineering (0.2%)
Fluor Corp.	47,500	2,018,750
Jacobs Engineering Group, Inc.*	33,114	1,206,674
Quanta Services, Inc.*	55,800	1,152,270

		4,377,694

Electrical Equipment (0.5%)
Emerson Electric Co.	200,000	8,738,000
Rockwell Automation, Inc.	37,950	1,862,965
Roper Industries, Inc.	24,955	1,396,482

		11,997,447

Industrial Conglomerates (2.3%)
3M Co.	189,200	14,944,908
General Electric Co.	2,836,483	40,902,085
Textron, Inc.	72,400	1,228,628

		57,075,621

Machinery (1.7%)
Caterpillar, Inc.	166,100	9,977,627
Cummins, Inc.	53,500	3,484,455
Danaher Corp.	139,300	5,170,816
Deere & Co.	112,700	6,275,136
Dover Corp.	49,500	2,068,605
Eaton Corp.	43,950	2,876,088
Flowserve Corp.	14,897	1,263,266
Illinois Tool Works, Inc.	102,850	4,245,648
PACCAR, Inc.	96,850	3,861,409
Pall Corp.	31,150	1,070,626

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Parker Hannifin Corp.	42,800	$2,373,688
Snap-On, Inc.	15,400	630,014

		43,297,378

Professional Services (0.1%)
Dun & Bradstreet Corp.	13,556	909,879
Equifax, Inc.	33,550	941,413
Robert Half International, Inc.	39,500	930,225

		2,781,517

Road & Rail (0.8%)
CSX Corp.	103,700	5,146,631
Norfolk Southern Corp.	98,250	5,212,162
Ryder System, Inc.	14,200	571,266
Union Pacific Corp.	134,300	9,335,193

		20,265,252

Trading Companies & Distributors (0.1%)
Fastenal Co.	34,883	1,750,778
W.W. Grainger, Inc.	16,400	1,630,980

		3,381,758

Total Industrials		255,593,235

Information Technology (18.6%)
Communications Equipment (2.3%)
Cisco Systems, Inc.*	1,522,050	32,434,886
Harris Corp.	34,784	1,448,754
JDS Uniphase Corp.*	59,350	584,004
Juniper Networks, Inc.*	139,600	3,185,672
Motorola, Inc.*	614,802	4,008,509
QUALCOMM, Inc.	446,800	14,672,912
Tellabs, Inc.	102,150	652,738

		56,987,475

Computers & Peripherals (4.5%)
Apple, Inc.*	241,100	60,643,883
Dell, Inc.*	457,702	5,519,886
EMC Corp.*	545,700	9,986,310
Hewlett-Packard Co.	625,849	27,086,745
Lexmark International, Inc., Class A*	20,750	685,373
NetApp, Inc.*	91,600	3,417,596
QLogic Corp.*	30,200	501,924
SanDisk Corp.*	60,850	2,559,959
Teradata Corp.*	44,255	1,348,892
Western Digital Corp.*	60,720	1,831,315

		113,581,883

Electronic Equipment, Instruments & Components (0.6%)
Agilent Technologies, Inc.*	92,723	2,636,115
Amphenol Corp., Class A	46,056	1,809,079
Corning, Inc.	414,392	6,692,431
FLIR Systems, Inc.*	40,597	1,180,967
Jabil Circuit, Inc.	51,250	681,625
Molex, Inc.	36,000	656,640

		13,656,857

Internet Software & Services (1.7%)
Akamai Technologies, Inc.*	45,758	1,856,402
eBay, Inc.*	300,350	5,889,863
Google, Inc., Class A*	64,328	28,622,744
Monster Worldwide, Inc.*	33,350	388,527

	Number of Shares	Value (Note 1)

VeriSign, Inc.*	48,750	$1,294,313
Yahoo!, Inc.*	316,397	4,375,771

		42,427,620

IT Services (3.1%)
Automatic Data Processing, Inc.	134,150	5,400,879
Cognizant Technology Solutions Corp., Class A*	79,100	3,959,746
Computer Sciences Corp.	40,800	1,846,200
Fidelity National Information Services, Inc.	87,699	2,352,087
Fiserv, Inc.*	40,450	1,846,947
International Business Machines Corp.	345,401	42,650,115
Mastercard, Inc., Class A	25,693	5,126,524
Paychex, Inc.	85,475	2,219,786
SAIC, Inc.*	81,000	1,355,940
Total System Services, Inc.	52,425	712,980
Visa, Inc., Class A	118,700	8,398,025
Western Union Co.	181,449	2,705,405

		78,574,634

Office Electronics (0.1%)
Xerox Corp.	359,396	2,889,544

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc.*	150,000	1,098,000
Altera Corp.	79,000	1,959,990
Analog Devices, Inc.	79,150	2,205,119
Applied Materials, Inc.	357,000	4,291,140
Broadcom Corp., Class A	114,650	3,780,010
First Solar, Inc.*	12,900	1,468,407
Intel Corp.	1,468,450	28,561,353
KLA-Tencor Corp.	45,750	1,275,510
Linear Technology Corp.	59,350	1,650,523
LSI Corp.*	174,500	802,700
MEMC Electronic Materials, Inc.*	60,371	596,465
Microchip Technology, Inc.	48,936	1,357,485
Micron Technology, Inc.*	226,050	1,919,164
National Semiconductor Corp.	63,200	850,672
Novellus Systems, Inc.*	25,400	644,144
NVIDIA Corp.*	147,450	1,505,465
Teradyne, Inc.*	47,050	458,738
Texas Instruments, Inc.	330,131	7,685,450
Xilinx, Inc.	73,450	1,855,347

		63,965,682

Software (3.7%)
Adobe Systems, Inc.*	139,350	3,683,021
Autodesk, Inc.*	61,050	1,487,178
BMC Software, Inc.*	48,550	1,681,286
CA, Inc.	105,025	1,932,460
Citrix Systems, Inc.*	48,850	2,062,935
Compuware Corp.*	60,450	482,391
Electronic Arts, Inc.*	86,750	1,249,200
Intuit, Inc.*	83,400	2,899,818
McAfee, Inc.*	42,189	1,296,046
Microsoft Corp.	2,028,373	46,672,863
Novell, Inc.*	92,550	525,684
Oracle Corp.	1,039,097	22,299,022
Red Hat, Inc.*	50,110	1,450,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Salesforce.com, Inc.*	29,218	$2,507,489
Symantec Corp.*	214,290	2,974,345

		93,203,921

Total Information Technology		465,287,616

Materials (3.4%)
Chemicals (1.9%)
Air Products & Chemicals, Inc.	56,450	3,658,525
Airgas, Inc.	21,959	1,365,850
CF Industries Holdings, Inc.	18,445	1,170,335
Dow Chemical Co.	305,801	7,253,600
E.I. du Pont de Nemours & Co.	240,300	8,311,977
Eastman Chemical Co.	19,350	1,032,516
Ecolab, Inc.	62,831	2,821,740
FMC Corp.	19,330	1,110,122
International Flavors & Fragrances, Inc.	21,000	890,820
Monsanto Co.	145,048	6,704,119
PPG Industries, Inc.	44,100	2,664,081
Praxair, Inc.	81,450	6,189,385
Sherwin-Williams Co.	24,450	1,691,695
Sigma-Aldrich Corp.	32,350	1,612,000

		46,476,765

Construction Materials (0.1%)
Vulcan Materials Co.	33,600	1,472,688

Containers & Packaging (0.2%)
Ball Corp.	25,000	1,320,750
Bemis Co., Inc.	28,950	781,650
Owens-Illinois, Inc.*	44,782	1,184,484
Pactiv Corp.*	35,150	978,928
Sealed Air Corp.	42,234	832,854

		5,098,666

Metals & Mining (1.0%)
AK Steel Holding Corp.	29,198	348,040
Alcoa, Inc.	271,198	2,728,252
Allegheny Technologies, Inc.	26,150	1,155,569
Cliffs Natural Resources, Inc.	36,000	1,697,760
Freeport-McMoRan Copper & Gold, Inc.	124,994	7,390,895
Newmont Mining Corp.	130,500	8,057,070
Nucor Corp.	83,750	3,205,950
Titanium Metals Corp.*	22,383	393,717
United States Steel Corp.	38,100	1,468,755

		26,446,008

Paper & Forest Products (0.2%)
International Paper Co.	115,135	2,605,505
MeadWestvaco Corp.	45,459	1,009,190
Weyerhaeuser Co.	56,150	1,976,480

		5,591,175

Total Materials		85,085,302

Telecommunication Services (3.0%)
Diversified Telecommunication Services (2.6%)
AT&T, Inc.	1,569,000	37,954,110
CenturyLink, Inc.	79,600	2,651,476
Frontier Communications Corp.	82,950	589,775
Qwest Communications International, Inc.	395,493	2,076,338

	Number of Shares	Value (Note 1)

Verizon Communications, Inc.	753,796	$21,121,364
Windstream Corp.	121,386	1,281,836

		65,674,899

Wireless Telecommunication Services (0.4%)
American Tower Corp., Class A*	107,042	4,763,369
MetroPCS Communications, Inc.*	69,350	567,976
Sprint Nextel Corp.*	791,491	3,355,922

		8,687,267

Total Telecommunication Services		74,362,166

Utilities (3.6%)
Electric Utilities (1.9%)
Allegheny Energy, Inc.	45,050	931,634
American Electric Power Co., Inc.	127,030	4,103,069
Duke Energy Corp.	348,062	5,568,992
Edison International	86,600	2,746,952
Entergy Corp.	50,350	3,606,067
Exelon Corp.	175,450	6,661,836
FirstEnergy Corp.	81,051	2,855,427
NextEra Energy, Inc.	110,350	5,380,666
Northeast Utilities	46,624	1,187,980
Pepco Holdings, Inc.	59,055	925,982
Pinnacle West Capital Corp.	28,500	1,036,260
PPL Corp.	100,188	2,499,691
Progress Energy, Inc.	75,650	2,966,993
Southern Co.	218,050	7,256,704

		47,728,253

Gas Utilities (0.1%)
EQT Corp.	38,267	1,382,970
Nicor, Inc.	12,050	488,025
ONEOK, Inc.	28,057	1,213,465

		3,084,460

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	177,700	1,641,948
Constellation Energy Group, Inc.	53,400	1,722,150
NRG Energy, Inc.*	69,568	1,475,537

		4,839,635

Multi-Utilities (1.4%)
Ameren Corp.	62,950	1,496,322
CenterPoint Energy, Inc.	104,350	1,373,246
CMS Energy Corp.	61,000	893,650
Consolidated Edison, Inc.	74,750	3,221,725
Dominion Resources, Inc.	159,546	6,180,812
DTE Energy Co.	43,850	1,999,999
Integrys Energy Group, Inc.	20,324	888,972
NiSource, Inc.	73,559	1,066,606
PG&E Corp.	98,700	4,056,570
Public Service Enterprise Group, Inc.	134,500	4,213,885
SCANA Corp.	29,611	1,058,889
Sempra Energy	65,622	3,070,453
TECO Energy, Inc.	56,800	855,976

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Wisconsin Energy Corp.	31,102	$1,578,115
Xcel Energy, Inc.	121,345	2,500,920

		34,456,140

Total Utilities		90,108,488

Total Common Stocks (99.1%) (Cost $2,685,807,095)		2,480,715,923

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Time Deposit (0.8%)
JPMorgan Chase Nassau
0.000%, 7/1/10
(Amortized Cost $19,146,077)	$19,146,077	$19,146,077

Total Investments (99.9%) (Cost/Amortized Cost $2,704,953,172)		2,499,862,000
Other Assets Less Liabilities (0.1%)		1,577,415

Net Assets (100%)		$2,501,439,415

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,101,390.
*	Non-income producing.

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	335	September-10	$17,959,074	$17,195,550	$(763,524)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$251,598,245	$—	$—	$251,598,245
Consumer Staples	287,883,051	—	—	287,883,051
Energy	266,433,841	—	—	266,433,841
Financials	403,719,980	—	—	403,719,980
Health Care	300,643,999	—	—	300,643,999
Industrials	255,593,235	—	—	255,593,235
Information Technology	465,287,616	—	—	465,287,616
Materials	85,085,302	—	—	85,085,302
Telecommunication Services	74,362,166	—	—	74,362,166
Utilities	90,108,488	—	—	90,108,488
Short-Term Investments	—	19,146,077	—	19,146,077

Total Assets	$2,480,715,923	$19,146,077	$—	$2,499,862,000

Liabilities:
Futures	$(763,524)	$—	$—	$(763,524)

Total Liabilities	$(763,524)	$—	$—	$(763,524)

Total	$2,479,952,399	$19,146,077	$—	$2,499,098,476

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(763,524	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$ (763,524)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	907,990	—	—	907,990
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$907,990	$—	$—	$907,990

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(881,673)	—	—	(881,673)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$ (881,673)	$—	$—	$ (881,673)

This Portfolio held futures contracts with an average notional balance of approximately $11,900,000 during the six months ended June 30, 2010.

^ This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$62,083,058
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$124,018,748

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$433,605,312
Aggregate gross unrealized depreciation	(697,023,020)

Net unrealized depreciation	$(263,417,708)

Federal income tax cost of investments	$2,763,279,708

The Portfolio has a net capital loss carryforward of $18,371,566 which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $2,704,953,172)	$2,499,862,000
Dividends, interest and other receivables	3,389,351
Receivable for securities sold	2,110,351
Receivable from Separate Accounts for Trust shares sold	852,112
Other assets	38,885

Total assets	2,506,252,699

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	1,996,167
Payable for securities purchased	1,447,247
Investment management fees payable	541,507
Distribution fees payable - Class IB	295,208
Administrative fees payable	223,834
Variation margin payable on futures contracts	107,971
Trustees’ fees payable	6,885
Accrued expenses	194,465

Total liabilities	4,813,284

NET ASSETS	$2,501,439,415

Net assets were comprised of:
Paid in capital	$2,775,525,620
Accumulated undistributed net investment income (loss)	20,071,376
Accumulated undistributed net realized gain (loss) on investments and futures	(88,302,885)
Unrealized appreciation (depreciation) on investments and futures	(205,854,696)

Net assets	$2,501,439,415

Class IA
Net asset value, offering and redemption price per share, $1,138,832,041 / 62,856,050 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.12

Class IB
Net asset value, offering and redemption price per share, $1,362,607,374 / 75,661,199 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.01

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$26,986,811
Securities lending (net)	58,985

Total income	27,045,796

EXPENSES
Investment management fees	3,428,877
Distribution fees - Class IB	1,871,375
Administrative fees	1,420,302
Printing and mailing expenses	162,135
Custodian fees	41,903
Professional fees	41,647
Trustees’ fees	32,604
Miscellaneous	28,125

Total expenses	7,026,968

NET INVESTMENT INCOME (LOSS)	20,018,828

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(8,062,176)
Futures	907,990

Net realized gain (loss)	(7,154,186)

Change in unrealized appreciation (depreciation) on:
Securities	(195,935,118)
Futures	(881,673)

Net change in unrealized appreciation (depreciation)	(196,816,791)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(203,970,977)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(183,952,149)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,018,828	$49,752,989
Net realized gain (loss) on investments and futures	(7,154,186)	(44,720,147)
Net change in unrealized appreciation (depreciation) on investments and futures	(196,816,791)	576,548,605

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(183,952,149)	581,581,447

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(24,328,803)
Class IB	—	(25,292,952)

	—	(49,621,755)

Distributions from net realized capital gains
Class IA	—	(3,104,630)
Class IB	—	(3,680,795)

	—	(6,785,425)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(56,407,180)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [2,408,816 and 7,924,697 shares, respectively]	47,452,821	128,679,479
Capital shares issued in reinvestment of dividends and distributions [0 and 1,461,287 shares, respectively]	—	27,433,433
Capital shares repurchased [(4,188,078) and (10,167,546) shares, respectively]	(82,674,488)	(169,962,483)

Total Class IA transactions	(35,221,667)	(13,849,571)

Class IB
Capital shares sold [5,196,894 and 15,411,848 shares, respectively]	102,453,890	246,048,976
Capital shares issued in reinvestment of dividends and distributions [0 and 1,554,072 shares, respectively]	—	28,973,747
Capital shares repurchased [(7,480,574) and (15,141,820) shares, respectively]	(145,990,692)	(246,817,803)

Total Class IB transactions	(43,536,802)	28,204,920

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(78,758,469)	14,355,349

TOTAL INCREASE (DECREASE) IN NET ASSETS	(262,710,618)	539,529,616
NET ASSETS:
Beginning of period	2,764,150,033	2,224,620,417

End of period (a)	$2,501,439,415	$2,764,150,033

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$20,071,376	$52,548

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009	2008	2007		2006	2005
Net asset value, beginning of period	$19.44	$15.76	$26.05	$25.92		$23.52	$23.24

Income (loss) from investment operations:
Net investment income (loss)	0.16 (e)	0.37 (e)	0.43 (e)	0.43	(e)	0.39 (e)	0.37 (e)
Net realized and unrealized gain (loss) on investments and futures	(1.48)	3.74	(10.07)	0.90	(z)	3.22	0.72

Total from investment operations	(1.32)	4.11	(9.64)	1.33		3.61	1.09

Less distributions:
Dividends from net investment income	—	(0.38)	(0.43)	(0.44)		(0.41)	(0.38)
Distributions from net realized gains	—	(0.05)	(0.22)	(0.76)		(0.80)	(0.43)

Total dividends and distributions	—	(0.43)	(0.65)	(1.20)		(1.21)	(0.81)

Net asset value, end of period	$18.12	$19.44	$15.76	$26.05		$25.92	$23.52

Total return (b)	(6.79)%	26.18%	(37.16)%	5.22	%(z)	15.37%	4.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,138,832	$1,256,337	$1,030,854	$1,600,697		$1,615,477	$1,560,845
Ratio of expenses to average net assets (a)	0.38%	0.39%	0.39%	0.38%		0.35%	0.30%
Ratio of net investment income (loss) to average net assets (a)	1.60%	2.23%	1.99%	1.58%		1.58%	1.57%
Portfolio turnover rate	2%	9%	9%	4%		4%	7%

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009	2008	2007		2006	2005
Net asset value, beginning of period	$19.34	$15.68	$25.92	$25.79		$23.41	$23.13

Income (loss) from investment operations:
Net investment income (loss)	0.13 (e)	0.33 (e)	0.37 (e)	0.36	(e)	0.33 (e)	0.31 (e)
Net realized and unrealized gain (loss) on investments and futures	(1.46)	3.71	(10.01)	0.90	(z)	3.19	0.72

Total from investment operations	(1.33)	4.04	(9.64)	1.26		3.52	1.03

Less distributions:
Dividends from net investment income	—	(0.33)	(0.38)	(0.37)		(0.34)	(0.32)
Distributions from net realized gains	—	(0.05)	(0.22)	(0.76)		(0.80)	(0.43)

Total dividends and distributions	—	(0.38)	(0.60)	(1.13)		(1.14)	(0.75)

Net asset value, end of period	$18.01	$19.34	$15.68	$25.92		$25.79	$23.41

Total return (b)	(6.88)%	25.85%	(37.32)%	4.97	%(z)	15.06%	4.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,362,607	$1,507,813	$1,193,767	$2,062,991		$2,142,776	$2,018,231
Ratio of expenses to average net assets (a)	0.63%	0.64%	0.64%	0.63%		0.60%	0.55%
Ratio of net investment income (loss) to average net assets (a)	1.35%	1.98%	1.72%	1.33%		1.33%	1.32%
Portfolio turnover rate	2%	9%	9%	4%		4%	7%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(z)	In 2007, 0.04% of the Portfolio’s total return for each class consists of a voluntary payment made by the Adviser in connection with cash which remained under-invested for a period of time. This payment positively impacted the net asset value of the Portfolio’s Class IA and Class IB shares by $0.01 per share and is included in net realized and unrealized gain on investments.

See Notes to Financial Statements.

EQ/EQUITY GROWTH PLUS PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Information Technology	26.5%
Consumer Discretionary	11.7
Industrials	10.9
Health Care	9.9
Consumer Staples	7.9
Energy	6.5
Financials	3.6
Materials	3.1
Telecommunication Services	0.6
Utilities	0.1
Cash and Other	19.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$912.00	$3.56
Hypothetical (5% average return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	910.00	4.74
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.7%)
Auto Components (0.3%)
Autoliv, Inc.*	4,516	$216,091
BorgWarner, Inc.*	16,881	630,336
Federal-Mogul Corp.*	700	9,114
Gentex Corp.	21,687	389,932
Goodyear Tire & Rubber Co.*	37,782	375,553
Johnson Controls, Inc.	98,655	2,650,860
Lear Corp.*	2,171	143,720
TRW Automotive Holdings Corp.*	8,266	227,894

		4,643,500

Automobiles (0.4%)
Ford Motor Co.*	518,661	5,228,103
Harley-Davidson, Inc.	36,619	814,040
Thor Industries, Inc.	5,212	123,785

		6,165,928

Distributors (0.0%)
LKQ Corp.*	22,211	428,228

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	20,134	855,091
Career Education Corp.*	10,152	233,699
DeVry, Inc.	9,905	519,913
Education Management Corp.*	3,710	56,577
H&R Block, Inc.	21,143	331,734
Hillenbrand, Inc.	9,686	207,184
ITT Educational Services, Inc.*	5,411	449,221
Strayer Education, Inc.	2,165	450,082
Weight Watchers International, Inc.	5,168	132,766

		3,236,267

Hotels, Restaurants & Leisure (3.1%)
Bally Technologies, Inc.*	8,589	278,198
Brinker International, Inc.	13,891	200,864
Burger King Holdings, Inc.	14,262	240,172
Carnival Corp.	25,429	768,973
Chipotle Mexican Grill, Inc.*	4,873	666,675
Choice Hotels International, Inc.	305	9,214
Ctrip.com International Ltd. (ADR)*	107,600	4,041,456
Darden Restaurants, Inc.	120,066	4,664,564
International Game Technology	46,362	727,883
International Speedway Corp., Class A	1,624	41,834
Las Vegas Sands Corp.*	349,692	7,742,181
Marriott International, Inc., Class A	42,202	1,263,528
McDonald’s Corp.	167,305	11,020,380
MGM MIRAGE*	6,845	65,986
Panera Bread Co., Class A*	4,760	358,380
Royal Caribbean Cruises Ltd.*	7,973	181,545
Starbucks Corp.	368,174	8,946,628
Starwood Hotels & Resorts Worldwide, Inc.	130,671	5,413,700
Wendy’s/Arby’s Group, Inc., Class A	19,637	78,548

	Number of Shares	Value (Note 1)

WMS Industries, Inc.*	9,014	$353,800
Wynn Resorts Ltd.	11,737	895,181
Yum! Brands, Inc.	72,601	2,834,343

		50,794,033

Household Durables (0.4%)
Fortune Brands, Inc.	2,867	112,329
Garmin Ltd.	1,064	31,047
Harman International Industries, Inc.*	5,145	153,784
Leggett & Platt, Inc.	13,612	273,057
Mohawk Industries, Inc.*	1,046	47,865
NVR, Inc.*	959	628,174
Tempur-Pedic International, Inc.*	11,259	346,214
Tupperware Brands Corp.	9,826	391,566
Whirlpool Corp.	44,800	3,934,336

		5,918,372

Internet & Catalog Retail (1.5%)
Amazon.com, Inc.*	163,308	17,843,032
Expedia, Inc.	13,137	246,713
Netflix, Inc.*	47,810	5,194,557
priceline.com, Inc.*	7,397	1,305,866

		24,590,168

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	20,291	833,960
Mattel, Inc.	32,897	696,101

		1,530,061

Media (1.5%)
CBS Corp.(Non- Voting), Class B	460,487	5,954,097
Comcast Corp., Class A	235,700	4,094,109
DIRECTV, Class A*	137,944	4,679,060
Discovery Communications, Inc., Class A*	32,322	1,154,219
DreamWorks Animation SKG, Inc., Class A*	11,531	329,210
Interactive Data Corp.	5,344	178,383
Interpublic Group of Cos., Inc.*	76,102	542,607
John Wiley & Sons, Inc., Class A	6,467	250,079
Lamar Advertising Co., Class A*	1,880	46,098
Madison Square Garden, Inc., Class A*	3,023	59,462
McGraw-Hill Cos., Inc.	34,442	969,198
Meredith Corp.	2,382	74,152
Morningstar, Inc.*	3,431	145,886
News Corp., Class A	74,281	888,401
Omnicom Group, Inc.	38,474	1,319,658
Regal Entertainment Group, Class A	2,889	37,672
Scripps Networks Interactive, Inc., Class A	13,930	561,936
Sirius XM Radio, Inc.*	604,323	573,805
Thomson Reuters Corp.	18,846	675,252
Time Warner, Inc.	36,514	1,055,620
Viacom, Inc., Class B	18,609	583,764

		24,172,668

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Multiline Retail (1.2%)
Big Lots, Inc.*	12,612	$404,719
Dollar General Corp.*	10,867	299,386
Dollar Tree, Inc.*	20,316	845,755
Family Dollar Stores, Inc.	21,005	791,678
J.C. Penney Co., Inc.	11,945	256,579
Kohl’s Corp.*	218,427	10,375,282
Macy’s, Inc.	6,501	116,368
Nordstrom, Inc.	26,004	837,069
Target Corp.	114,533	5,631,588

		19,558,424

Specialty Retail (2.5%)
Aaron’s, Inc.	6,309	107,695
Abercrombie & Fitch Co., Class A	10,480	321,631
Advance Auto Parts, Inc.	13,663	685,609
Aeropostale, Inc.*	14,537	416,340
American Eagle Outfitters, Inc.	8,037	94,435
AutoNation, Inc.*	3,842	74,919
AutoZone, Inc.*	4,327	836,063
Bed Bath & Beyond, Inc.*	40,857	1,514,978
Best Buy Co., Inc.	53,674	1,817,402
CarMax, Inc.*	204,983	4,079,162
Chico’s FAS, Inc.	27,797	274,634
Dick’s Sporting Goods, Inc.*	13,914	346,319
Gap, Inc.	63,553	1,236,741
Guess?, Inc.	10,100	315,524
Home Depot, Inc.	487,346	13,679,802
J. Crew Group, Inc.*	8,578	315,756
Limited Brands, Inc.	41,547	916,942
Lowe’s Cos., Inc.	171,004	3,491,902
Office Depot, Inc.*	5,150	20,806
O’Reilly Automotive, Inc.*	21,481	1,021,636
PetSmart, Inc.	18,401	555,158
Ross Stores, Inc.	19,030	1,014,109
Staples, Inc.	113,513	2,162,423
Tiffany & Co.	19,655	745,121
TJX Cos., Inc.	63,447	2,661,602
Tractor Supply Co.	5,652	344,602
Urban Outfitters, Inc.*	18,964	652,172
Williams-Sonoma, Inc.	14,974	371,655

		40,075,138

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	47,448	1,734,224
Fossil, Inc.*	8,185	284,020
Hanesbrands, Inc.*	14,864	357,628
NIKE, Inc., Class B	55,970	3,780,774
Phillips-Van Heusen Corp.	8,786	406,528
Polo Ralph Lauren Corp.	8,700	634,752

		7,197,926

Total Consumer Discretionary		188,310,713

Consumer Staples (7.9%)
Beverages (2.2%)
Brown-Forman Corp., Class B	12,402	709,767
Coca-Cola Co.	476,868	23,900,624
Coca-Cola Enterprises, Inc.	30,387	785,808
Dr. Pepper Snapple Group, Inc.	11,693	437,201

	Number of Shares	Value (Note 1)

Hansen Natural Corp.*	8,699	$340,218
PepsiCo, Inc.	144,213	8,789,782

		34,963,400

Food & Staples Retailing (2.2%)
BJ’s Wholesale Club, Inc.*	757	28,016
Costco Wholesale Corp.	68,506	3,756,184
CVS Caremark Corp.	23,490	688,727
Kroger Co.	5,713	112,489
Sysco Corp.	92,000	2,628,440
Walgreen Co.	138,618	3,701,101
Wal-Mart Stores, Inc.	402,081	19,328,034
Whole Foods Market, Inc.*	166,758	6,006,623

		36,249,614

Food Products (0.5%)
Campbell Soup Co.	17,144	614,269
ConAgra Foods, Inc.	7,000	163,240
Flowers Foods, Inc.	4,421	108,005
General Mills, Inc.	61,402	2,180,999
Green Mountain Coffee Roasters, Inc.*	17,190	441,783
H.J. Heinz Co.	20,163	871,445
Hershey Co.	13,971	669,630
Kellogg Co.	35,828	1,802,148
McCormick & Co., Inc.(Non-Voting)	10,280	390,229
Mead Johnson Nutrition Co.	4,356	218,323
Sara Lee Corp.	73,327	1,033,911

		8,493,982

Household Products (1.5%)
Church & Dwight Co., Inc.	11,023	691,252
Clorox Co.	20,634	1,282,609
Colgate-Palmolive Co.	63,841	5,028,117
Kimberly-Clark Corp.	50,988	3,091,403
Procter & Gamble Co.	240,872	14,447,503

		24,540,884

Personal Products (0.6%)
Alberto-Culver Co.	2,966	80,349
Avon Products, Inc.	294,147	7,794,895
Estee Lauder Cos., Inc., Class A	17,147	955,602
Herbalife Ltd.	9,411	433,377

		9,264,223

Tobacco (0.9%)
Altria Group, Inc.	188,817	3,783,893
Philip Morris International, Inc.	242,494	11,115,925

		14,899,818

Total Consumer Staples		128,411,921

Energy (6.5%)
Energy Equipment & Services (1.6%)
Atwood Oceanics, Inc.*	1,763	44,992
Baker Hughes, Inc.	18,283	760,024
Cameron International Corp.*	21,684	705,164
Core Laboratories N.V.	3,472	512,502
Diamond Offshore Drilling, Inc.	3,474	216,048
Dresser-Rand Group, Inc.*	11,588	365,601
Exterran Holdings, Inc.*	1,009	26,042

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

FMC Technologies, Inc.*	18,909	$995,748
Halliburton Co.	140,788	3,456,345
Nabors Industries Ltd.*	17,700	311,874
Oil States International, Inc.*	492	19,473
Pride International, Inc.*	10,813	241,563
Rowan Cos., Inc.*	2,100	46,074
Schlumberger Ltd.	314,204	17,388,049
Superior Energy Services, Inc.*	882	16,467
Weatherford International Ltd.*	46,398	609,670

		25,715,636

Oil, Gas & Consumable Fuels (4.9%)
Alpha Natural Resources, Inc.*	2,503	84,777
Arch Coal, Inc.	17,866	353,925
Atlas Energy, Inc.*	8,906	241,085
Chevron Corp.	16,557	1,123,558
Cimarex Energy Co.	13,046	933,833
Concho Resources, Inc.*	14,238	787,789
ConocoPhillips	88,650	4,351,828
Consol Energy, Inc.	16,110	543,874
Continental Resources, Inc.*	4,340	193,651
El Paso Corp.	20,133	223,678
EOG Resources, Inc.	145,270	14,290,210
EXCO Resources, Inc.	22,833	333,590
Exxon Mobil Corp.	728,407	41,570,187
Forest Oil Corp.*	11,246	307,691
Frontline Ltd.	6,598	188,307
Holly Corp.	4,686	124,554
Marathon Oil Corp.	29,462	915,974
Mariner Energy, Inc.*	1,153	24,766
Massey Energy Co.	149,300	4,083,355
Murphy Oil Corp.	3,515	174,168
Occidental Petroleum Corp.	25,641	1,978,203
Petrohawk Energy Corp.*	33,360	566,119
Quicksilver Resources, Inc.*	1,133	12,463
Range Resources Corp.	24,794	995,479
SandRidge Energy, Inc.*	3,473	20,248
SM Energy Co.	6,642	266,743
Southwestern Energy Co.*	53,900	2,082,696
Ultra Petroleum Corp.*	23,670	1,047,397
Whiting Petroleum Corp.*	563	44,150
Williams Cos., Inc.	37,438	684,367

		78,548,665

Total Energy		104,264,301

Financials (3.6%)
Capital Markets (0.8%)
Affiliated Managers Group, Inc.*	6,929	421,075
Ameriprise Financial, Inc.	8,051	290,883
BlackRock, Inc.	1,836	263,282
Charles Schwab Corp.	153,875	2,181,948
Eaton Vance Corp.	18,348	506,588
Federated Investors, Inc., Class B	9,422	195,130
Franklin Resources, Inc.	23,123	1,992,971
GLG Partners, Inc.*	18,419	80,675
Greenhill & Co., Inc.	4,581	280,037
Invesco Ltd.	20,561	346,042
Janus Capital Group, Inc.	2,594	23,035
Lazard Ltd., Class A	14,305	382,087

	Number of Shares	Value (Note 1)

Morgan Stanley	69,130	$1,604,507
Northern Trust Corp.	15,006	700,780
SEI Investments Co.	23,270	473,777
T. Rowe Price Group, Inc.	40,365	1,791,802
TD Ameritrade Holding Corp.*	36,265	554,854
Waddell & Reed Financial, Inc., Class A	13,437	294,002

		12,383,475

Commercial Banks (0.4%)
Bank of Hawaii Corp.	2,399	115,992
Wells Fargo & Co.	269,100	6,888,960

		7,004,952

Consumer Finance (0.5%)
American Express Co.	226,592	8,995,702

Diversified Financial Services (0.8%)
Interactive Brokers Group, Inc., Class A*	1,640	27,224
IntercontinentalExchange, Inc.*	11,500	1,299,845
JPMorgan Chase & Co.	117,700	4,308,997
Moody’s Corp.	374,421	7,458,466
MSCI, Inc., Class A*	17,240	472,376
NASDAQ OMX Group, Inc.*	2,060	36,627
NYSE Euronext	8,766	242,205

		13,845,740

Insurance (0.5%)
ACE Ltd.	8,006	412,149
Aflac, Inc.	69,008	2,944,571
Arch Capital Group Ltd.*	472	35,164
Arthur J. Gallagher & Co.	4,049	98,715
Axis Capital Holdings Ltd.	5,599	166,402
Brown & Brown, Inc.	9,376	179,457
Endurance Specialty Holdings Ltd.	768	28,823
Erie Indemnity Co., Class A	3,208	145,964
Genworth Financial, Inc., Class A*	14,067	183,856
Hartford Financial Services Group, Inc.	5,803	128,420
Marsh & McLennan Cos., Inc.	77,608	1,750,060
MetLife, Inc.	28,665	1,082,390
Travelers Cos., Inc.	8,937	440,147
Validus Holdings Ltd.	1,387	33,871

		7,629,989

Real Estate Investment Trusts (REITs) (0.5%)
AMB Property Corp. (REIT)	2,434	57,710
Apartment Investment & Management Co. (REIT), Class A	8,960	173,555
Digital Realty Trust, Inc. (REIT)	11,536	665,397
Equity Residential (REIT)	2,817	117,300
Essex Property Trust, Inc. (REIT)	1,822	177,718
Federal Realty Investment Trust (REIT)	5,706	400,961
General Growth Properties, Inc. (REIT)	31,450	417,027
Plum Creek Timber Co., Inc. (REIT)	10,772	371,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

ProLogis (REIT)	4,599	$46,588
Public Storage (REIT)	19,787	1,739,475
Rayonier, Inc. (REIT)	3,702	162,962
Simon Property Group, Inc. (REIT)	31,503	2,543,867
UDR, Inc. (REIT)	1,667	31,890
Ventas, Inc. (REIT)	6,636	311,560
Vornado Realty Trust (REIT)	2,261	164,940

		7,382,907

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	44,200	601,562
Jones Lang LaSalle, Inc.	6,538	429,154
St. Joe Co.*	12,942	299,737

		1,330,453

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial	213	7,063
Hudson City Bancorp, Inc.	6,166	75,472

		82,535

Total Financials		58,655,753

Health Care (9.9%)
Biotechnology (1.2%)
Abraxis Bioscience, Inc.*	426	31,609
Alexion Pharmaceuticals, Inc.*	13,931	713,128
Amgen, Inc.*	95,900	5,044,340
Amylin Pharmaceuticals, Inc.*	22,333	419,860
BioMarin Pharmaceutical, Inc.*	15,802	299,606
Celgene Corp.*	71,671	3,642,320
Dendreon Corp.*	21,034	680,029
Genzyme Corp.*	31,583	1,603,469
Gilead Sciences, Inc.*	138,396	4,744,215
Human Genome Sciences, Inc.*	29,137	660,245
Myriad Genetics, Inc.*	15,203	227,285
Regeneron Pharmaceuticals, Inc.*	10,091	225,231
Talecris Biotherapeutics Holdings Corp.*	7,966	168,083
United Therapeutics Corp.*	7,705	376,081
Vertex Pharmaceuticals, Inc.*	31,416	1,033,586

		19,869,087

Health Care Equipment & Supplies (2.3%)
Alcon, Inc.	10,786	1,598,377
Baxter International, Inc.	77,267	3,140,131
Becton, Dickinson and Co.	36,286	2,453,659
C.R. Bard, Inc.	14,789	1,146,591
CareFusion Corp.*	6,129	139,128
Cooper Cos., Inc.	1,350	53,716
Covidien plc	77,957	3,132,312
DENTSPLY International, Inc.	22,639	677,132
Edwards Lifesciences Corp.*	17,621	987,128
Gen-Probe, Inc.*	7,714	350,370
Hill-Rom Holdings, Inc.	8,276	251,839
Hospira, Inc.*	25,797	1,482,038
IDEXX Laboratories, Inc.*	8,965	545,969
Intuitive Surgical, Inc.*	6,091	1,922,441
Inverness Medical Innovations, Inc.*	3,815	101,708

	Number of Shares	Value (Note 1)

Kinetic Concepts, Inc.*	854	$31,180
Medtronic, Inc.	131,734	4,777,992
ResMed, Inc.*	11,791	717,011
St. Jude Medical, Inc.*	50,797	1,833,264
Stryker Corp.	48,984	2,452,139
Teleflex, Inc.	967	52,489
Thoratec Corp.*	8,916	380,981
Varian Medical Systems, Inc.*	19,211	1,004,351
Zimmer Holdings, Inc.*	136,900	7,399,445

		36,631,391

Health Care Providers & Services (2.2%)
AmerisourceBergen Corp.	43,938	1,395,032
Brookdale Senior Living, Inc.*	1,827	27,405
Cardinal Health, Inc.	19,371	651,059
Community Health Systems, Inc.*	10,227	345,775
DaVita, Inc.*	16,157	1,008,843
Emdeon, Inc., Class A*	4,053	50,784
Emergency Medical Services Corp., Class A*	4,618	226,421
Express Scripts, Inc.*	310,437	14,596,748
Health Management Associates, Inc., Class A*	38,937	302,541
Henry Schein, Inc.*	14,210	780,129
Laboratory Corp. of America Holdings*	16,229	1,222,855
Lincare Holdings, Inc.*	213,906	6,954,084
McKesson Corp.	18,232	1,224,461
Medco Health Solutions, Inc.*	71,048	3,913,324
MEDNAX, Inc.*	6,909	384,209
Omnicare, Inc.	1,830	43,371
Patterson Cos., Inc.	15,882	453,113
Quest Diagnostics, Inc.	20,065	998,635
Tenet Healthcare Corp.*	54,356	235,905
Universal Health Services, Inc., Class B	937	35,747
VCA Antech, Inc.*	13,366	330,942

		35,181,383

Health Care Technology (0.5%)
Allscripts-Misys Healthcare Solutions, Inc.*	10,112	162,803
Cerner Corp.*	93,001	7,057,846
SXC Health Solutions Corp.*	4,762	348,817

		7,569,466

Life Sciences Tools & Services (1.5%)
Charles River Laboratories International, Inc.*	2,448	83,746
Covance, Inc.*	178,957	9,184,073
Illumina, Inc.*	131,600	5,728,548
Life Technologies Corp.*	126,505	5,977,361
Mettler-Toledo International, Inc.*	5,232	584,048
Millipore Corp.*	8,745	932,654
PerkinElmer, Inc.	8,338	172,347
Pharmaceutical Product Development, Inc.	16,406	416,877
Techne Corp.	5,798	333,095
Waters Corp.*	14,454	935,174

		24,347,923

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Pharmaceuticals (2.2%)
Abbott Laboratories, Inc.	444,925	$20,813,591
Allergan, Inc.	47,289	2,755,057
Eli Lilly and Co.	36,378	1,218,663
Johnson & Johnson	64,338	3,799,802
Mylan, Inc.*	40,444	689,166
Perrigo Co.	12,562	742,037
Teva Pharmaceutical Industries Ltd. (ADR)	96,700	5,027,433
Valeant Pharmaceuticals International*	8,851	462,819
Warner Chilcott plc, Class A*	14,002	319,946

		35,828,514

Total Health Care		159,427,764

Industrials (10.9%)
Aerospace & Defense (1.6%)
Alliant Techsystems, Inc.*	4,700	291,682
Boeing Co.	95,616	5,999,904
Goodrich Corp.	5,470	362,387
Honeywell International, Inc.	119,156	4,650,659
Lockheed Martin Corp.	37,736	2,811,332
Precision Castparts Corp.	22,087	2,273,194
Rockwell Collins, Inc.	12,874	683,996
Spirit AeroSystems Holdings, Inc., Class A*	2,489	47,440
TransDigm Group, Inc.	7,659	390,839
United Technologies Corp.	132,632	8,609,143

		26,120,576

Air Freight & Logistics (1.3%)
C.H. Robinson Worldwide, Inc.	25,798	1,435,917
Expeditors International of Washington, Inc.	32,984	1,138,278
FedEx Corp.	31,465	2,206,011
United Parcel Service, Inc., Class B	284,561	16,188,675
UTi Worldwide, Inc.	13,232	163,812

		21,132,693

Airlines (1.0%)
AMR Corp.*	16,705	113,260
Continental Airlines, Inc., Class B*	21,717	477,774
Copa Holdings S.A., Class A	3,040	134,429
Delta Air Lines, Inc.*	954,326	11,213,330
Southwest Airlines Co.	15,393	171,016
UAL Corp.*	192,503	3,957,862

		16,067,671

Building Products (0.2%)
Armstrong World Industries, Inc.*	257	7,756
Lennox International, Inc.	7,306	303,710
Masco Corp.	198,231	2,132,966
Owens Corning, Inc.*	9,877	295,421
USG Corp.*	4,295	51,884

		2,791,737

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	977	31,391
Copart, Inc.*	11,232	402,218

	Number of Shares	Value (Note 1)

Corrections Corp. of America*	3,278	$62,544
Covanta Holding Corp.*	1,170	19,410
Iron Mountain, Inc.	28,421	638,336
KAR Auction Services, Inc.*	625	7,731
Pitney Bowes, Inc.	23,078	506,793
R.R. Donnelley & Sons Co.	1,697	27,780
Republic Services, Inc.	15,082	448,388
Stericycle, Inc.*	13,160	863,033
Waste Connections, Inc.*	9,548	333,130

		3,340,754

Construction & Engineering (0.1%)
Aecom Technology Corp.*	4,859	112,049
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	6,366	119,744
Fluor Corp.	1,667	70,848
Jacobs Engineering Group, Inc.*	11,742	427,878
KBR, Inc.	1,450	29,493
Shaw Group, Inc.*	7,552	258,429

		1,018,441

Electrical Equipment (0.6%)
AMETEK, Inc.	16,538	664,001
Cooper Industries plc	26,054	1,146,376
Emerson Electric Co.	117,130	5,117,410
General Cable Corp.*	2,902	77,338
Hubbell, Inc., Class B	3,753	148,957
Regal-Beloit Corp.	5,018	279,904
Rockwell Automation, Inc.	22,177	1,088,669
Roper Industries, Inc.	14,614	817,799
Thomas & Betts Corp.*	1,427	49,517

		9,389,971

Industrial Conglomerates (1.0%)
3M Co.	110,895	8,759,596
Carlisle Cos., Inc.	671	24,243
General Electric Co.	385,212	5,554,757
McDermott International, Inc.*	28,393	614,992
Textron, Inc.	21,892	371,507
Tyco International Ltd.	11,515	405,674

		15,730,769

Machinery (4.3%)
Bucyrus International, Inc.	11,691	554,738
Caterpillar, Inc.	97,694	5,868,479
CNH Global N.V.*	684	15,493
Cummins, Inc.	151,394	9,860,291
Danaher Corp.	433,181	16,079,679
Deere & Co.	62,371	3,472,817
Donaldson Co., Inc.	11,989	511,331
Dover Corp.	18,355	767,055
Eaton Corp.	6,803	445,188
Flowserve Corp.	7,411	628,453
Gardner Denver, Inc.	7,703	343,477
Graco, Inc.	9,426	265,719
Harsco Corp.	937	22,019
IDEX Corp.	10,435	298,128
Illinois Tool Works, Inc.	68,534	2,829,083
Joy Global, Inc.	208,909	10,464,252
Kennametal, Inc.	9,510	241,839
Lincoln Electric Holdings, Inc.	6,624	337,758
Manitowoc Co., Inc.	20,422	186,657

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Navistar International Corp.*	11,062	$544,250
Oshkosh Corp.*	13,962	435,056
PACCAR, Inc.	315,749	12,588,913
Pall Corp.	18,126	622,991
Parker Hannifin Corp.	7,088	393,100
Pentair, Inc.	7,979	256,924
SPX Corp.	1,506	79,532
Timken Co.	9,911	257,587
Toro Co.	5,230	256,898
Valmont Industries, Inc.	3,446	250,386
WABCO Holdings, Inc.*	10,000	314,800
Wabtec Corp.	1,163	46,392

		69,239,285

Marine (0.0%)
Kirby Corp.*	545	20,846

Professional Services (0.4%)
Dun & Bradstreet Corp.	7,836	525,952
FTI Consulting, Inc.*	5,894	256,920
IHS, Inc., Class A*	7,532	440,020
Manpower, Inc.	105,300	4,546,854
Robert Half International, Inc.	23,500	553,425
Towers Watson & Co., Class A	1,011	39,277
Verisk Analytics, Inc., Class A*	16,068	480,433

		6,842,881

Road & Rail (0.1%)
Con-way, Inc.	668	20,053
Hertz Global Holdings, Inc.*	25,704	243,160
J.B. Hunt Transport Services, Inc.	14,176	463,130
Kansas City Southern*	9,388	341,254
Landstar System, Inc.	7,801	304,161
Ryder System, Inc.	4,360	175,403
Union Pacific Corp.	9,838	683,839

		2,231,000

Trading Companies & Distributors (0.1%)
Fastenal Co.	20,588	1,033,312
GATX Corp.	1,900	50,692
MSC Industrial Direct Co., Class A	6,790	343,981
W.W. Grainger, Inc.	9,625	957,206
WESCO International, Inc.*	2,137	71,953

		2,457,144

Total Industrials		176,383,768

Information Technology (26.5%)
Communications Equipment (2.9%)
Ciena Corp.*	14,399	182,579
Cisco Systems, Inc.*	1,324,082	28,216,188
F5 Networks, Inc.*	97,965	6,717,460
Harris Corp.	20,192	840,997
JDS Uniphase Corp.*	33,565	330,280
Juniper Networks, Inc.*	81,822	1,867,178
Polycom, Inc.*	13,252	394,777
QUALCOMM, Inc.	255,105	8,377,648

		46,927,107

Computers & Peripherals (7.7%)
Apple, Inc.*	266,211	66,960,053
Dell, Inc.*	264,624	3,191,365

	Number of Shares	Value (Note 1)

Diebold, Inc.	2,203	$60,032
EMC Corp.*	319,685	5,850,235
Hewlett-Packard Co.	675,904	29,253,125
NCR Corp.*	24,933	302,188
NetApp, Inc.*	315,899	11,786,192
QLogic Corp.*	17,200	285,864
SanDisk Corp.*	35,767	1,504,718
Seagate Technology*	335,227	4,371,360
Teradata Corp.*	25,957	791,169
Western Digital Corp.*	8,160	246,106

		124,602,407

Electronic Equipment, Instruments & Components (0.4%)
Agilent Technologies, Inc.*	54,141	1,539,229
Amphenol Corp., Class A	26,989	1,060,128
Arrow Electronics, Inc.*	2,075	46,376
AVX Corp.	900	11,538
Corning, Inc.	30,338	489,959
Dolby Laboratories, Inc., Class A*	8,326	521,957
FLIR Systems, Inc.*	23,849	693,767
Ingram Micro, Inc., Class A*	1,494	22,694
Itron, Inc.*	5,817	359,607
Jabil Circuit, Inc.	19,798	263,313
National Instruments Corp.	8,992	285,766
Trimble Navigation Ltd.*	18,863	528,164

		5,822,498

Internet Software & Services (2.4%)
Akamai Technologies, Inc.*	26,800	1,087,276
Baidu, Inc. (ADR)*	97,400	6,630,992
eBay, Inc.*	67,971	1,332,911
Equinix, Inc.*	7,040	571,789
Google, Inc., Class A*	61,090	27,181,995
IAC/InterActiveCorp*	5,735	125,998
Monster Worldwide, Inc.*	10,100	117,665
VeriSign, Inc.*	28,383	753,569
VistaPrint N.V.*	6,803	323,074
WebMD Health Corp.*	8,325	386,530
Yahoo!, Inc.*	90,896	1,257,092

		39,768,891

IT Services (3.3%)
Accenture plc, Class A	95,069	3,674,417
Alliance Data Systems Corp.*	8,298	493,897
Amdocs Ltd.*	8,990	241,381
Automatic Data Processing, Inc.	78,222	3,149,218
Broadridge Financial Solutions, Inc.	19,297	367,608
Cognizant Technology Solutions Corp., Class A*	118,466	5,930,408
DST Systems, Inc.	5,500	198,770
Fiserv, Inc.*	15,829	722,752
Gartner, Inc.*	11,370	264,352
Genpact Ltd.*	10,240	159,027
Global Payments, Inc.	12,692	463,766
Hewitt Associates, Inc., Class A*	14,577	502,323
International Business Machines Corp.	199,427	24,625,246
Lender Processing Services, Inc.	14,744	461,635
Mastercard, Inc., Class A	15,135	3,019,887

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

NeuStar, Inc., Class A*	11,657	$240,367
Paychex, Inc.	50,191	1,303,460
SAIC, Inc.*	48,110	805,361
Visa, Inc., Class A	72,613	5,137,370
Western Union Co.	104,527	1,558,498

		53,319,743

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	5,133	130,224

Semiconductors & Semiconductor Equipment (3.8%)
Advanced Micro Devices, Inc.*	35,769	261,829
Altera Corp.	245,914	6,101,126
Analog Devices, Inc.	46,339	1,291,005
Applied Materials, Inc.	208,905	2,511,038
Atheros Communications, Inc.*	10,876	299,525
Atmel Corp.*	64,132	307,834
Avago Technologies Ltd.*	16,510	347,701
Broadcom Corp., Class A	248,031	8,177,582
Cree, Inc.*	71,117	4,269,154
Cypress Semiconductor Corp.*	25,500	256,020
First Solar, Inc.*	8,622	981,442
Intel Corp.	717,667	13,958,623
Intersil Corp., Class A	6,800	82,348
KLA-Tencor Corp.	1,455	40,565
Lam Research Corp.*	163,477	6,221,935
Linear Technology Corp.	34,859	969,429
Marvell Technology Group Ltd.*	84,195	1,326,913
Maxim Integrated Products, Inc.	47,023	786,695
MEMC Electronic Materials, Inc.*	14,743	145,661
Microchip Technology, Inc.	28,653	794,834
Micron Technology, Inc.*	720,600	6,117,894
National Semiconductor Corp.	33,650	452,929
Novellus Systems, Inc.*	13,251	336,045
NVIDIA Corp.*	88,991	908,598
ON Semiconductor Corp.*	66,600	424,908
PMC-Sierra, Inc.*	1,895	14,250
Rambus, Inc.*	16,319	285,909
Silicon Laboratories, Inc.*	7,156	290,247
Skyworks Solutions, Inc.*	27,497	461,675
SunPower Corp., Class A*	5,922	71,656
Teradyne, Inc.*	28,034	273,332
Texas Instruments, Inc.	86,103	2,004,478
Varian Semiconductor Equipment Associates, Inc.*	11,598	332,399
Xilinx, Inc.	43,025	1,086,811

		62,192,390

Software (6.0%)
Activision Blizzard, Inc.	21,856	229,270
Adobe Systems, Inc.*	81,866	2,163,718
ANSYS, Inc.*	14,074	570,982
Autodesk, Inc.*	35,656	868,580
BMC Software, Inc.*	28,229	977,570
CA, Inc.	49,249	906,182
Cadence Design Systems, Inc.*	42,041	243,417
Check Point Software Technologies Ltd.*	239,200	7,051,616
Citrix Systems, Inc.*	28,888	1,219,940

	Number of Shares	Value (Note 1)

Compuware Corp.*	19,777	$157,821
Electronic Arts, Inc.*	48,191	693,950
FactSet Research Systems, Inc.	7,200	482,328
Informatica Corp.*	14,283	341,078
Intuit, Inc.*	43,622	1,516,737
McAfee, Inc.*	24,265	745,421
MICROS Systems, Inc.*	12,487	397,961
Microsoft Corp.	1,784,612	41,063,922
Nuance Communications, Inc.*	35,374	528,841
Oracle Corp.	812,440	17,434,962
Red Hat, Inc.*	29,336	848,984
Rovi Corp.*	15,873	601,745
Salesforce.com, Inc.*	139,814	11,998,838
Solera Holdings, Inc.	10,886	394,073
Sybase, Inc.*	13,509	873,492
Symantec Corp.*	11,675	162,049
Synopsys, Inc.*	1,442	30,095
VMware, Inc., Class A*	63,929	4,001,316

		96,504,888

Total Information Technology		429,268,148

Materials (3.1%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.	33,025	2,140,350
Airgas, Inc.	12,982	807,480
Albemarle Corp.	14,215	564,478
Ashland, Inc.	1,087	50,459
Celanese Corp., Class A	24,364	606,907
CF Industries Holdings, Inc.	7,966	505,443
E.I. du Pont de Nemours & Co.	48,613	1,681,524
Eastman Chemical Co.	2,330	124,329
Ecolab, Inc.	127,192	5,712,193
FMC Corp.	7,733	444,106
International Flavors & Fragrances, Inc.	12,367	524,608
Lubrizol Corp.	10,609	852,009
Monsanto Co.	84,843	3,921,443
Mosaic Co.	24,588	958,440
Nalco Holding Co.	20,148	412,228
PPG Industries, Inc.	4,243	256,320
Praxair, Inc.	47,580	3,615,604
RPM International, Inc.	10,077	179,774
Scotts Miracle-Gro Co., Class A	7,143	317,221
Sherwin-Williams Co.	8,844	611,916
Sigma-Aldrich Corp.	17,423	868,188
Valspar Corp.	1,560	46,987

		25,202,007

Construction Materials (0.0%)
Eagle Materials, Inc.	6,818	176,791
Martin Marietta Materials, Inc.	7,066	599,267

		776,058

Containers & Packaging (0.1%)
Ball Corp.	3,014	159,230
Crown Holdings, Inc.*	25,192	630,808
Owens-Illinois, Inc.*	7,925	209,616
Pactiv Corp.*	18,560	516,896
Temple-Inland, Inc.	3,097	64,015

		1,580,565

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Metals & Mining (1.3%)
Agnico-Eagle Mines Ltd.	36,700	$2,230,626
AK Steel Holding Corp.	2,550	30,396
Alcoa, Inc.	23,019	231,571
Allegheny Technologies, Inc.	15,326	677,256
Carpenter Technology Corp.	6,840	224,557
Cliffs Natural Resources, Inc.	21,063	993,331
Compass Minerals International, Inc.	5,090	357,725
Freeport-McMoRan Copper & Gold, Inc.	110,385	6,527,065
Gerdau Ameristeel Corp.*	2,625	28,612
Newmont Mining Corp.	73,982	4,567,649
Nucor Corp.	21,025	804,837
Reliance Steel & Aluminum Co.	1,305	47,176
Royal Gold, Inc.	1,208	57,984
Schnitzer Steel Industries, Inc., Class A	690	27,048
Southern Copper Corp.	26,307	698,188
Titanium Metals Corp.*	13,293	233,824
United States Steel Corp.	88,093	3,395,985
Walter Energy, Inc.	6,559	399,115

		21,532,945

Paper & Forest Products (0.1%)
International Paper Co.	52,826	1,195,452

Total Materials		50,287,027

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.0%)
Frontier Communications Corp.	18,721	133,107
Level 3 Communications, Inc.*	99,468	108,420
tw telecom, Inc.*	23,590	393,481
Windstream Corp.	31,186	329,324

		964,332

Wireless Telecommunication Services (0.6%)
American Tower Corp., Class A*	62,652	2,788,014
Clearwire Corp., Class A*	18,031	131,266
Crown Castle International Corp.*	45,169	1,682,997
MetroPCS Communications, Inc.*	18,687	153,046
NII Holdings, Inc.*	121,954	3,965,944

	Number of Shares	Value (Note 1)

SBA Communications Corp., Class A*	18,198	$618,914

		9,340,181

Total Telecommunication Services		10,304,513

Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	6,853	362,592

Gas Utilities (0.1%)
EQT Corp.	21,553	778,925

Independent Power Producers & Energy Traders (0.0%)
Calpine Corp.*	25,246	321,129
Ormat Technologies, Inc.	1,557	44,048

		365,177

Total Utilities		1,506,694

Total Common Stocks (80.8%) (Cost $1,210,443,367)		1,306,820,602

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (17.3%)
BlackRock Liquidity Funds TempFund
0.16%‡	$280,629,370	280,629,370

Time Deposit (0.2%)
JPMorgan Chase Nassau
0.000%, 7/1/10	2,741,270	2,741,270

Total Short-Term Investments (17.5%) (Amortized Cost $283,370,640)		283,370,640

Total Investments (98.3%) (Cost/Amortized Cost $1,493,814,007)		1,590,191,242
Other Assets Less Liabilities (1.7%)		26,992,708

Net Assets (100%)		$1,617,183,950

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$389,317,684	$108,688,314	$280,629,370	$53,352	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	1,768	September-10	$64,722,431	$61,455,680	$(3,266,751)
S&P 500 E-Mini Index	4,855	September-10	263,031,295	249,207,150	(13,824,145)

					$(17,090,896)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$188,310,713	$—	$—	$188,310,713
Consumer Staples	128,411,921	—	—	128,411,921
Energy	104,264,301	—	—	104,264,301
Financials	58,655,753	—	—	58,655,753
Health Care	159,427,764	—	—	159,427,764
Industrials	176,383,768	—	—	176,383,768
Information Technology	429,268,148	—	—	429,268,148
Materials	50,287,027	—	—	50,287,027
Telecommunication Services	10,304,513	—	—	10,304,513
Utilities	1,506,694	—	—	1,506,694
Short-Term Investments	—	283,370,640	—	283,370,640

Total Assets	$1,306,820,602	$283,370,640	$—	$1,590,191,242

Liabilities:
Futures	$(17,090,896)	$—	$—	$(17,090,896)

Total Liabilities	$(17,090,896)	$—	$—	$(17,090,896)

Total	$1,289,729,706	$283,370,640	$—	$1,573,100,346

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(17,090,896	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(17,090,896)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(23,968,462)	—	—	(23,968,462)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(23,968,462)	$—	$—	$(23,968,462)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(17,507,815)	—	—	(17,507,815)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(17,507,815)	$—	$—	$(17,507,815)

This Portfolio held futures contracts with an average notional balance of approximately $82,232,000 during the six months ended June 30, 2010.

^ This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$443,162,557
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$921,884,069

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,326,855
Aggregate gross unrealized depreciation	(44,360,885)

Net unrealized appreciation	$77,965,970

Federal income tax cost of investments	$1,512,225,272

The Portfolio has a net capital loss carryforward of $814,811,184 of which $369,709,558 expires in the year 2016 and $445,101,626 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $280,629,370)	$280,629,370
Unaffiliated Issuers (Cost $1,213,184,637)	1,309,561,872
Cash held as collateral at broker	32,632,000
Dividends, interest and other receivables	1,240,267
Receivable from Separate Accounts for Trust shares sold	135,710
Receivable from investment sub-advisor	23,163
Other assets	32,408

Total assets	1,624,254,790

LIABILITIES
Overdraft payable	429,923
Variation margin payable on futures contracts	3,013,605
Payable to Separate Accounts for Trust shares redeemed	1,945,192
Investment management fees payable	1,052,505
Distribution fees payable - Class IB	342,089
Administrative fees payable	221,216
Trustees’ fees payable	4,360
Accrued expenses	61,950

Total liabilities	7,070,840

NET ASSETS	$1,617,183,950

Net assets were comprised of:
Paid in capital	$2,256,726,401
Accumulated undistributed net investment income (loss)	4,014,907
Accumulated undistributed net realized gains (losses) on investments and futures	(722,843,697)
Net unrealized appreciation (depreciation) on investments and futures	79,286,339

Net assets	$1,617,183,950

Class IA
Net asset value, offering and redemption price per share, $55,787,853 / 4,679,201 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.92

Class IB
Net asset value, offering and redemption price per share, $1,561,396,097 / 131,945,758 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.83

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $934 foreign withholding tax) ($53,352 of dividend income received from affiliates)	$12,015,863
Interest	34
Securities lending (net)	34,996

Total income	12,050,893

EXPENSES
Investment management fees	4,593,512
Distribution fees - Class IB	2,218,767
Administrative fees	1,430,128
Recoupment fees	654,975
Printing and mailing expenses	109,332
Professional fees	31,657
Custodian fees	29,753
Trustees’ fees	22,161
Miscellaneous	18,766

Gross expenses	9,109,051
Less: Reimbursement from sub-advisor	(23,163)
Fees paid indirectly	(11,966)

Net expenses	9,073,922

NET INVESTMENT INCOME (LOSS)	2,976,971

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	134,770,701
Futures	(23,968,462)

Net realized gain (loss)	110,802,239

Change in unrealized appreciation (depreciation) on:
Securities	(255,226,890)
Futures	(17,507,815)

Net change in unrealized appreciation (depreciation)	(272,734,705)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(161,932,466)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(158,955,495)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,976,971	$15,830,806
Net realized gain (loss) on investments and futures	110,802,239	(203,323,997)
Net change in unrealized appreciation (depreciation) on investments and futures	(272,734,705)	620,779,423

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(158,955,495)	433,286,232

DIVIDENDS:
Dividends from net investment income
Class IA	—	(659,863)
Class IB	—	(14,115,995)

TOTAL DIVIDENDS	—	(14,775,858)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [331,733 and 1,763,575 shares, respectively]	4,370,933	19,867,606
Capital shares issued in reinvestment of dividends [0 and 51,691 shares, respectively]	—	659,863
Capital shares repurchased [(557,207) and (3,966,835) shares, respectively]	(7,297,868)	(40,413,209)

Total Class IA transactions	(2,926,935)	(19,885,740)

Class IB
Capital shares sold [1,587,566 and 10,589,603 shares, respectively]	20,611,705	107,197,283
Capital shares issued in reinvestment of dividends [0 and 1,111,979 shares, respectively]	—	14,115,995
Capital shares repurchased [(12,465,204) and (23,955,445) shares, respectively]	(162,654,524)	(262,166,742)

Total Class IB transactions	(142,042,819)	(140,853,464)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(144,969,754)	(160,739,204)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(303,925,249)	257,771,170
NET ASSETS:
Beginning of period	1,921,109,199	1,663,338,029

End of period (a)	$1,617,183,950	$1,921,109,199

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,014,907	$1,037,936

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO (q)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009	2008	2007	2006	2005
Net asset value, beginning of period	$13.07	$10.34	$17.70	$16.90	$15.86	$14.67

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.13 (e)	0.12 (e)	0.09 (e)	0.07 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments and futures	(1.19)	2.73	(7.17)	2.30	1.42	1.56

Total from investment operations	(1.15)	2.86	(7.05)	2.39	1.49	1.59

Less distributions:
Dividends from net investment income	—	(0.13)	(0.16)	(0.08)	(0.07)	(0.01)
Distributions from net realized gains	—	—	(0.13)	(1.51)	(0.38)	(0.39)
Return of capital	—	—	(0.02)	—	—	—

Total dividends and distributions	—	(0.13)	(0.31)	(1.59)	(0.45)	(0.40)

Net asset value, end of period	$11.92	$13.07	$10.34	$17.70	$16.90	$15.86

Total return (b)	(8.80)%	27.71%	(40.15)%	14.33%	9.55%	10.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$55,788	$64,128	$72,928	$1,968,509	$1,406,085	$1,014,881
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%	0.80%	0.90%	0.90%	0.90%	0.90%
After waivers, reimbursements and fees paid indirectly (a)	0.75%	0.72%	0.90%	0.90%	0.89%	0.89%
Before waivers, reimbursements and fees paid indirectly (a)	0.75%	0.80%	0.98%	0.98%	0.95%	0.92%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.56%	1.09%	0.75%	0.50%	0.46%	0.19%
After waivers, reimbursements and fees paid indirectly (a)	0.56%	1.17%	0.76%	0.50%	0.46%	0.20%
Before waivers, reimbursements and fees paid indirectly (a)	0.56%	1.08%	0.67%	0.42%	0.40%	0.17%
Portfolio turnover rate	26%	157%	89%	71%	66%	66%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO (q)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009		2008	2007	2006	2005
Net asset value, beginning of period	$13.00	$10.26		$17.56	$16.78	$15.75	$14.59

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.10	(e)	0.07 (e)	0.05 (e)	0.03 (e)	(0.01	)(e)†
Net realized and unrealized gain (loss) on investments and futures	(1.19)	2.74		(7.08)	2.27	1.41	1.56

Total from investment operations	(1.17)	2.84		(7.01)	2.32	1.44	1.55

Less distributions:
Dividends from net investment income	—	(0.10)		(0.14)	(0.03)	(0.03)	—
Distributions from net realized gains	—	—		(0.13)	(1.51)	(0.38)	(0.39)
Return of capital	—	—		(0.02)	—	—	—

Total dividends and distributions	—	(0.10)		(0.29)	(1.54)	(0.41)	(0.39)

Net asset value, end of period	$11.83	$13.00		$10.26	$17.56	$16.78	$15.75

Total return (b)	(9.00)%	27.70%		(40.32)%	14.08%	9.35%	10.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,561,396	$1,856,981		$1,590,410	$2,628,736	$2,250,340	$1,768,738
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%	1.05	%(c)	1.15%	1.15%	1.15%	1.15%
After waivers, reimbursements and fees paid indirectly (a)	1.00%	0.97	%(c)	1.15%	1.15%	1.14%	1.14%
Before waivers, reimbursements and fees paid indirectly (a)	1.00%	1.05	%(c)	1.23%	1.23%	1.20%	1.17%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.31%	0.84%		0.52%	0.26%	0.20%	(0.06)%
After waivers, reimbursements and fees paid indirectly (a)	0.32%	0.92%		0.52%	0.26%	0.21%	(0.05)%
Before waivers, reimbursements and fees paid indirectly (a)	0.31%	0.83%		0.44%	0.18%	0.15%	(0.08)%
Portfolio turnover rate	26%	157%		89%	71%	66%	66%

†	The amount shown for a share outstanding throughout the period does not accord with aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(q)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Capital Appreciation Portfolio that followed the same objectives as this Portfolio.

See Notes to Financial Statements.

EQ/FRANKLIN CORE BALANCED PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of 6/30/2010	% of Net Assets
Equities & Warrants	37.0%
Corporate Bonds	31.5
Government Securities	16.2
Convertible Preferred Stocks	2.3
Asset-Backed and Mortgage-Backed Securities	0.8
Preferred Stocks	0.8
Convertible Bonds	0.5
Cash and Other	10.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$987.40	$4.14
Hypothetical (5% average return before expenses)	1,000.00	1,020.63	4.21
Class IB
Actual	1,000.00	986.10	5.37
Hypothetical (5% average return before expenses)	1,000.00	1,019.39	5.46

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.84% and 1.09%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.8%)
Asset-Backed Securities (0.1%)
Chase Issuance Trust,
Series 2007-A15 A 4.960%, 9/17/12	$485,000	$488,962
Ford Credit Auto Owner Trust,
Series 2009-C A3 2.720%, 11/15/13	400,000	406,547
Series 2009-E A3 1.510%, 1/15/14	115,000	115,530

		1,011,039

Non-Agency CMO (0.7%)
Banc of America Commercial Mortgage, Inc.,
Series 2005-4 A5A 4.933%, 7/10/45	368,000	381,778
Series 2006-6 A4 5.356%, 10/10/45	484,000	492,046
Series 2007-1 A4 5.451%, 1/15/49	235,000	233,568
Citigroup Commercial Mortgage Trust, Inc.,
Series 2008-C7 A4 6.297%, 12/10/49(l)	335,000	347,932
CS First Boston Mortgage Securities Corp.,
Series 2001-CK1 C 6.730%, 12/18/35	553,000	558,070
Series 2002-CKS4 A2 5.183%, 11/15/36	530,000	556,218
CW Capital Cobalt Ltd.,
Series 2007-C3 A4 6.015%, 5/15/46(l)	225,000	216,261
First Union National Bank Commercial Mortgage Trust,
Series 2000-C2 A2 7.202%, 10/15/32	130,459	130,832
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5 A5 5.224%, 4/10/37(l)	395,000	404,903
GS Mortgage Securities Corp. II,
Series 2006-GG8 A2 5.479%, 11/10/39	1,000,000	1,019,295
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB3 A3 6.465%, 11/15/35	622,000	646,108
Series 2006-LDP7 A4 6.064%, 4/15/45(l)	415,000	436,976
Series 2007-CB18 AM 5.466%, 6/12/47(l)	45,000	39,188
Morgan Stanley Capital I, Inc.,
Series 2007-IQ14 A4 5.692%, 4/15/49(l)	225,000	213,030
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C25 A5 5.924%, 5/15/43(l)	800,000	827,726
Series 2007-C32 A2 5.924%, 6/15/49(l)	450,000	462,480
Series 2007-C33 A4 6.099%, 2/15/51(l)	210,000	206,726

		7,173,137

Total Asset-Backed and Mortgage-Backed Securities		8,184,176

	Principal Amount	Value (Note 1)

Convertible Bond (0.5%)
Financials (0.5%)
Real Estate Investment Trusts (REITs) (0.5%)
iStar Financial, Inc. 1.033%, 10/1/12(l)	$7,500,000	$5,400,000

Total Financials		5,400,000

Total Convertible Bonds		5,400,000

Corporate Bonds (31.5%)
Consumer Discretionary (3.3%)
Auto Components (0.3%)
Allison Transmission, Inc. Term Loan
3.110%, 8/7/14(l)	2,738,830	2,491,481

		2,491,481

Automobiles (0.0%)
Daimler Finance N.A. LLC
5.875%, 3/15/11	224,000	230,802
7.300%, 1/15/12	25,000	26,948
6.500%, 11/15/13	69,000	77,227

		334,977

Hotels, Restaurants & Leisure (0.3%)
Harrahs Operating Co., Inc.
11.250%, 6/1/17	1,000,000	1,052,500
McDonald’s Corp.
5.350%, 3/1/18	40,000	45,812
MGM Resorts International
6.750%, 4/1/13	2,000,000	1,785,000
Yum! Brands, Inc.
6.875%, 11/15/37	75,000	86,098

		2,969,410

Household Durables (0.4%)
Fortune Brands, Inc. 5.375%, 1/15/16	50,000	53,903
KB Home 5.750%, 2/1/14	4,000,000	3,660,000

		3,713,903

Media (2.3%)
Cablevision Systems Corp.
7.750%, 4/15/18	2,000,000	2,000,000
8.000%, 4/15/20	2,000,000	2,025,000
CBS Corp. 7.875%, 7/30/30	55,000	63,680
CCO Holdings LLC/CCO Holdings Capital Corp.
8.125%, 4/30/20§	2,800,000	2,863,000
Cequel Communications Holdings I, LLC
8.625%, 11/15/17§	2,000,000	1,992,500
Clear Channel Communications, Inc.
Term Loan B
4.004%, 11/13/15(l)	4,657,991	3,598,298
Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/17§	1,500,000	1,504,500
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	25,000	34,487
Comcast Corp.
5.300%, 1/15/14	150,000	164,645
5.900%, 3/15/16	50,000	56,347

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

6.500%, 1/15/17	$94,000	$107,709
7.050%, 3/15/33	90,000	103,910
COX Communications, Inc. 7.125%, 10/1/12	100,000	111,111
Dex One Corp. 12.000%, 1/29/17 PIK	2,514,084	2,394,665
News America Holdings, Inc. 8.000%, 10/17/16	100,000	123,112
News America, Inc.
5.300%, 12/15/14	80,000	88,893
6.200%, 12/15/34	140,000	147,451
SuperMedia, Inc.
8.000%, 12/31/15	1,157,251	990,689
Time Warner Cable, Inc.
6.200%, 7/1/13	249,000	278,492
8.250%, 4/1/19	170,000	209,066
6.750%, 6/15/39	125,000	138,090
Time Warner, Inc.
6.875%, 5/1/12	77,000	83,887
7.625%, 4/15/31	294,000	353,675
7.700%, 5/1/32	143,000	172,463
Umbrella Acquisition, Inc.
9.750%, 3/15/15 PIK§	4,431,025	3,688,828
Viacom, Inc. 6.250%, 4/30/16	69,000	78,263

		23,372,761

Multiline Retail (0.0%)
Target Corp. 6.350%, 11/1/32	125,000	143,719
Wal-Mart Stores, Inc. 3.625%, 7/8/20	100,000	99,908

		243,627

Specialty Retail (0.0%)
Home Depot, Inc.
5.400%, 3/1/16	105,000	116,866
5.875%, 12/16/36	45,000	46,130
Lowe’s Cos., Inc. 5.800%, 10/15/36	45,000	48,637

		211,633

Total Consumer Discretionary		33,337,792

Consumer Staples (0.8%)
Beverages (0.1%)
Anheuser-Busch Cos., Inc. 6.450%, 9/1/37	130,000	145,315
Bottling Group LLC 4.625%, 11/15/12	61,000	65,935
Coca-Cola Enterprises, Inc. 7.375%, 3/3/14	56,000	66,750
Diageo Capital plc 5.500%, 9/30/16	213,000	238,480
Diageo Finance B.V. 5.300%, 10/28/15	95,000	106,319
PepsiCo, Inc. 7.900%, 11/1/18	144,000	186,186

		808,985

	Principal Amount	Value (Note 1)

Food & Staples Retailing (0.4%)
Costco Wholesale Corp. 5.500%, 3/15/17	$92,000	$105,892
CVS Caremark Corp. 6.250%, 6/1/27	158,000	172,387
Kroger Co. 7.500%, 4/1/31	30,000	37,755
Safeway, Inc. 5.000%, 8/15/19	30,000	32,199
SUPERVALU, Inc. 8.000%, 5/1/16	3,300,000	3,267,000
Wal-Mart Stores, Inc.
5.000%, 4/5/12	254,000	271,823
5.250%, 9/1/35	102,000	107,427

		3,994,483

Food Products (0.3%)
Archer-Daniels-Midland Co. 6.450%, 1/15/38	25,000	30,431
General Mills, Inc. 6.000%, 2/15/12	115,000	123,907
JBS USA LLC/JBS USA 11.625%, 5/1/14§	1,500,000	1,681,875
Kellogg Co. 7.450%, 4/1/31	35,000	46,205
Kraft Foods, Inc.
5.625%, 11/1/11	61,000	64,189
6.125%, 8/23/18	150,000	170,925
7.000%, 8/11/37	45,000	53,022
6.875%, 2/1/38	366,000	425,404

		2,595,958

Household Products (0.0%)
Kimberly-Clark Corp. 6.125%, 8/1/17	50,000	59,181
Procter & Gamble Co. 5.800%, 8/15/34	128,000	148,379

		207,560

Tobacco (0.0%)
Altria Group, Inc.
9.700%, 11/10/18	113,000	143,101
10.200%, 2/6/39	73,000	97,922
Philip Morris International, Inc. 5.650%, 5/16/18	63,000	68,917

		309,940

Total Consumer Staples		7,916,926

Energy (5.7%)
Energy Equipment & Services (0.3%)
SEACOR Holdings, Inc. 7.375%, 10/1/19	900,000	950,459
SESI LLC 6.875%, 6/1/14	2,000,000	1,950,000
Transocean, Inc. 6.800%, 3/15/38	30,000	27,035
Weatherford International Ltd. 5.500%, 2/15/16	75,000	79,963

		3,007,457

See Notes to Financial Statements.

EQ ADVISOR TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Oil, Gas & Consumable Fuels (5.4%)
Anadarko Petroleum Corp. 5.950%, 9/15/16	$80,000	$68,856
Antero Resources Corp. 9.375%, 12/1/17§	1,000,000	1,000,000
Apache Corp. 5.625%, 1/15/17	50,000	56,324
ATP Oil & Gas Corp./United States 11.875%, 5/1/15§	1,500,000	1,087,500
Callon Petroleum Co. 13.000%, 9/15/16	3,000,000	2,370,000
Canadian Natural Resources Ltd. 6.250%, 3/15/38	112,000	122,440
Cenovus Energy, Inc. 5.700%, 10/15/19§	240,000	262,138
Chesapeake Energy Corp.
6.500%, 8/15/17	4,000,000	3,945,000
7.250%, 12/15/18	6,000,000	6,195,000
6.875%, 11/15/20	1,300,000	1,311,375
Conoco Funding Co.
6.350%, 10/15/11	73,000	77,870
ConocoPhillips
4.600%, 1/15/15	500,000	546,225
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	146,000	169,593
Denbury Resources, Inc.
8.250%, 2/15/20	697,000	728,365
Devon Financing Corp. ULC
6.875%, 9/30/11	61,000	65,128
El Paso Corp.
12.000%, 12/12/13	2,800,000	3,227,000
7.750%, 1/15/32	1,700,000	1,679,979
EnCana Corp.
4.750%, 10/15/13	90,000	96,508
EnCana Holdings Finance Corp.
5.800%, 5/1/14	292,000	328,789
EOG Resources, Inc.
5.625%, 6/1/19	15,000	16,866
Forest Oil Corp.
8.500%, 2/15/14	2,000,000	2,085,000
Hess Corp.
7.300%, 8/15/31	25,000	29,495
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	193,000	205,402
6.850%, 2/15/20	425,000	483,684
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20§	1,700,000	1,740,375
Marathon Oil Corp.
6.600%, 10/1/37	45,000	49,173
Nabors Industries, Inc.
6.150%, 2/15/18	290,000	310,944
Newfield Exploration Co.
6.625%, 4/15/16	1,800,000	1,809,000
Nexen, Inc.
6.400%, 5/15/37	75,000	78,211
ONEOK Partners LP
8.625%, 3/1/19	100,000	123,195
Pemex Project Funding Master Trust
6.625%, 6/15/35	75,000	77,142
Petrobras International Finance Co.
5.750%, 1/20/20	265,000	266,868

	Principal Amount	Value (Note 1)

Petro-Canada, Inc.
5.950%, 5/15/35	$20,000	$20,893
6.800%, 5/15/38	15,000	17,210
PetroHawk Energy Corp.
7.875%, 6/1/15	4,200,000	4,210,500
Pioneer Natural Resources Co.
6.650%, 3/15/17	2,500,000	2,512,653
6.875%, 5/1/18	4,000,000	4,016,716
Plains All American Pipeline LP
6.500%, 5/1/18	40,000	44,023
Plains Exploration & Production Co.
10.000%, 3/1/16	3,000,000	3,210,000
Quicksilver Resources, Inc.
11.750%, 1/1/16	1,300,000	1,433,250
SandRidge Energy, Inc.
9.875%, 5/15/16§	2,000,000	2,030,000
8.000%, 6/1/18§	3,000,000	2,842,500
Shell International Finance B.V.
4.000%, 3/21/14	465,000	491,828
6.375%, 12/15/38	45,000	53,761
Spectra Energy Capital LLC
7.500%, 9/15/38	30,000	33,589
Statoil ASA
5.250%, 4/15/19	25,000	27,422
Suncor Energy, Inc.
6.100%, 6/1/18	165,000	185,855
Trans-Canada Pipelines Ltd.
7.125%, 1/15/19	118,000	143,433
Valero Energy Corp.
6.625%, 6/15/37	111,000	108,074
W&T Offshore, Inc.
8.250%, 6/15/14§	4,000,000	3,600,000
XTO Energy, Inc.
6.375%, 6/15/38	123,000	152,190

		55,747,342

Total Energy		58,754,799

Financials (7.9%)
Capital Markets (0.3%)
Bank of New York Mellon Corp.
5.125%, 8/27/13	63,000	69,463
4.300%, 5/15/14	300,000	322,210
Bear Stearns Cos. LLC
6.400%, 10/2/17	155,000	172,165
Credit Suisse Guernsey Ltd.
5.860%, 12/31/49(l)	50,000	44,125
Deutsche Bank AG/London
4.875%, 5/20/13	566,000	604,337
Goldman Sachs Capital II
5.793%, 6/1/43(l)	50,000	37,750
Goldman Sachs Group, Inc.
5.250%, 10/15/13	113,000	119,114
5.125%, 1/15/15	84,000	88,237
5.350%, 1/15/16	83,000	85,871
5.750%, 10/1/16	130,000	137,190
5.625%, 1/15/17	215,000	217,389
6.125%, 2/15/33	146,000	142,930
6.750%, 10/1/37	121,000	118,621
Morgan Stanley
6.600%, 4/1/12	63,000	66,858
5.300%, 3/1/13	82,000	85,273

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

4.750%, 4/1/14	$75,000	$75,129
4.200%, 11/20/14	275,000	271,545
5.450%, 1/9/17	251,000	248,815
7.300%, 5/13/19	200,000	215,084
Nomura Holdings, Inc.
5.000%, 3/4/15	75,000	79,251

		3,201,357

Commercial Banks (1.8%)
Barclays Bank plc
6.750%, 5/22/19	225,000	250,298
CapitalSource, Inc.
4.000%, 7/15/34(e)	2,000,000	1,902,500
CIT Group, Inc.
7.000%, 5/1/15	1,000,000	922,500
7.000%, 5/1/16	5,000,000	4,562,500
GMAC, Inc.
8.000%, 3/15/20§	3,000,000	2,932,500
HSBC Bank USA/New York
4.625%, 4/1/14	83,000	87,417
5.875%, 11/1/34	90,000	88,336
HSBC Holdings plc
6.500%, 5/2/36	92,000	95,419
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	456,000	496,567
Kreditanstalt fuer Wiederaufbau
3.500%, 3/10/14	408,000	430,807
4.125%, 10/15/14	94,000	101,610
4.375%, 7/21/15	478,000	521,505
Landwirtschaftliche Rentenbank
5.125%, 2/1/17	123,000	139,323
PNC Funding Corp.
5.250%, 11/15/15	57,000	60,680
Regions Bank/Alabama
3.250%, 12/9/11	483,000	500,580
UBS AG/Connecticut
5.875%, 7/15/16	300,000	315,869
Wachovia Bank N.A.
5.600%, 3/15/16	113,000	120,461
6.600%, 1/15/38	409,000	444,721
Wachovia Capital Trust III
5.800%, 3/29/49(l)	100,000	79,500
Wells Fargo & Co.
5.375%, 2/7/35	57,000	55,847
Wells Fargo Capital X
5.950%, 12/15/36	100,000	88,691
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	125,000	126,250
Wells Fargo Capital XV
9.750%, 9/29/49(l)	4,000,000	4,280,000

		18,603,881

Consumer Finance (1.6%)
American Express Co.
4.875%, 7/15/13	358,000	382,234
8.125%, 5/20/19	85,000	105,536
6.800%, 9/1/66(l)	30,000	28,575
Capital One Capital III
7.686%, 8/15/36	25,000	23,500
Capital One Financial Corp.
7.375%, 5/23/14	275,000	314,450

	Principal Amount	Value (Note 1)

Ford Motor Credit Co. LLC
8.000%, 6/1/14	$6,000,000	$6,192,354
7.000%, 4/15/15	4,000,000	3,956,680
12.000%, 5/15/15	3,000,000	3,472,803
HSBC Finance Corp.
5.250%, 4/15/15	225,000	237,419
International Lease Finance Corp.
8.625%, 9/15/15§	500,000	473,750
8.750%, 3/15/17§	1,400,000	1,326,500
SLM Corp.
5.375%, 5/15/14	125,000	114,295

		16,628,096

Diversified Financial Services (2.7%)
Bank of America Corp.
2.100%, 4/30/12	323,000	330,771
4.875%, 1/15/13	89,000	93,009
4.750%, 8/1/15	75,000	76,661
5.250%, 12/1/15	476,000	485,851
5.625%, 10/14/16	75,000	77,717
5.650%, 5/1/18	550,000	563,647
Bank of America N.A.
5.300%, 3/15/17	106,000	106,732
BP Capital Markets plc
5.250%, 11/7/13	110,000	101,118
Capital One Capital IV
6.745%, 2/17/37(l)	20,000	16,700
Caterpillar Financial Services Corp.
7.150%, 2/15/19	235,000	289,442
CEVA Group plc
11.500%, 4/1/18§	2,900,000	2,943,500
Citigroup Funding, Inc.
2.250%, 12/10/12	495,000	509,554
Citigroup, Inc.
5.250%, 2/27/12	156,000	161,573
5.500%, 10/15/14	850,000	873,898
5.300%, 1/7/16	274,000	277,218
5.850%, 8/2/16	58,000	60,202
5.850%, 12/11/34	55,000	52,063
Credit Suisse USA, Inc.
7.125%, 7/15/32	162,000	200,397
General Electric Capital Corp.
4.875%, 3/4/15	65,000	69,380
5.400%, 2/15/17	72,000	76,475
5.625%, 9/15/17	391,000	417,915
6.750%, 3/15/32	148,000	159,283
6.150%, 8/7/37	128,000	129,858
6.375%, 11/15/67(l)	100,000	93,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%, 1/15/16§	1,500,000	1,458,750
8.000%, 1/15/18§	1,500,000	1,455,000
JPMorgan Chase & Co.
6.625%, 3/15/12	90,000	96,838
2.125%, 12/26/12	625,000	642,770
3.700%, 1/20/15	225,000	230,140
5.150%, 10/1/15	393,000	420,482
7.900%, 4/29/49(l)	9,468,000	9,758,952
LBI Escrow Corp.
8.000%, 11/1/17§	1,100,000	1,133,000
National Rural Utilities Cooperative Finance Corp.
5.450%, 4/10/17	82,000	90,908

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

New Communications Holdings, Inc.
8.250%, 4/15/17§	$700,000	$702,625
8.500%, 4/15/20§	700,000	701,750
Petroplus Finance Ltd.
7.000%, 5/1/17§	3,500,000	2,852,500
Unilever Capital Corp.
5.900%, 11/15/32	30,000	34,882

		27,744,561

Insurance (0.5%)
ACE INA Holdings, Inc.
5.875%, 6/15/14	81,000	89,606
Allstate Corp.
7.500%, 6/15/13	77,000	87,790
6.125%, 5/15/37(l)	20,000	17,625
6.500%, 5/15/57(l)	20,000	17,950
American International Group, Inc.
5.600%, 10/18/16	80,000	73,040
5.850%, 1/16/18	406,000	362,862
Berkshire Hathaway Finance Corp.
4.750%, 5/15/12	110,000	116,782
4.850%, 1/15/15	225,000	247,112
Chubb Corp.
6.000%, 5/11/37	25,000	27,037
6.375%, 3/29/67(l)	50,000	48,000
Liberty Mutual Group, Inc.
10.750%, 6/15/58(l)§	3,000,000	3,240,000
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19	35,000	44,174
MetLife, Inc.
6.125%, 12/1/11	79,000	83,583
6.750%, 6/1/16	225,000	254,553
5.700%, 6/15/35	67,000	65,526
6.400%, 12/15/36	50,000	44,000
Metropolitan Life Global Funding I
5.125%, 6/10/14§	75,000	81,474
Nationwide Financial Services, Inc.
6.750%, 5/15/37	10,000	7,523
Progressive Corp.
6.700%, 6/15/37(l)	40,000	37,400
Prudential Financial, Inc.
5.100%, 9/20/14	200,000	212,697
Travelers Cos., Inc.
5.750%, 12/15/17	65,000	71,125
6.250%, 3/15/37(l)	50,000	46,918
Travelers Property Casualty Corp.
6.375%, 3/15/33	25,000	27,538

		5,304,315

Real Estate Investment Trusts (REITs) (1.0%)
AvalonBay Communities, Inc.
6.125%, 11/1/12	75,000	81,175
Boston Properties LP
5.625%, 11/15/20	70,000	73,226
Boston Properties, Inc.
5.000%, 6/1/15	60,000	62,218
ERP Operating LP
5.250%, 9/15/14	45,000	48,146
HCP, Inc.
6.000%, 1/30/17	45,000	45,435

	Principal Amount	Value (Note 1)

Hospitality Properties Trust
6.300%, 6/15/16	$55,000	$56,877
Host Hotels & Resorts LP
6.875%, 11/1/14	2,500,000	2,493,750
6.375%, 3/15/15	4,500,000	4,410,000
6.750%, 6/1/16	1,000,000	988,750
iStar Financial, Inc.
8.625%, 6/1/13	1,800,000	1,458,000
Simon Property Group LP
6.100%, 5/1/16	160,000	177,590

		9,895,167

Thrifts & Mortgage Finance (0.0%)
Washington Mutual Preferred Funding LLC
9.750%, 10/29/49(h)§	2,500,000	90,625

Total Financials		81,468,002

Health Care (2.9%)
Biotechnology (0.0%)
Amgen, Inc.
6.400%, 2/1/39	40,000	47,368

Health Care Equipment & Supplies (0.0%)
Baxter International, Inc.
5.375%, 6/1/18	332,000	381,342
Covidien International Finance S.A.
6.000%, 10/15/17	187,000	217,007

		598,349

Health Care Providers & Services (2.7%)
Aetna, Inc.
6.000%, 6/15/16	116,000	132,271
HCA, Inc.
6.500%, 2/15/16	6,000,000	5,595,000
8.500%, 4/15/19	6,000,000	6,360,000
Tenet Healthcare Corp.
7.375%, 2/1/13	7,000,000	7,000,000
9.250%, 2/1/15	5,000,000	5,162,500
U.S. Oncology Holdings, Inc.
6.643%, 3/15/12 PIK(l)	3,251,000	3,023,430
UnitedHealth Group, Inc.
5.800%, 3/15/36	86,000	86,450

		27,359,651

Pharmaceuticals (0.2%)
Abbott Laboratories, Inc.
5.875%, 5/15/16	61,000	71,363
5.125%, 4/1/19	50,000	55,789
6.000%, 4/1/39	125,000	143,730
AstraZeneca plc
5.900%, 9/15/17	63,000	73,702
Bristol-Myers Squibb Co.
5.250%, 8/15/13	164,000	181,836
Eli Lilly and Co.
5.200%, 3/15/17	283,000	322,070
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	185,000	211,691
5.375%, 4/15/34	55,000	57,688
Johnson & Johnson
4.950%, 5/15/33	105,000	109,399

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Merck & Co., Inc.
5.300%, 12/1/13	$326,000	$365,695
4.750%, 3/1/15	80,000	89,023
Pfizer, Inc.
4.650%, 3/1/18	50,000	54,233
7.200%, 3/15/39	55,000	72,302
Wyeth
5.500%, 2/1/14	191,000	214,558

		2,023,079

Total Health Care		30,028,447

Industrials (2.4%)
Aerospace & Defense (0.1%)
Boeing Co.
5.000%, 3/15/14	450,000	500,612
Goodrich Corp.
6.800%, 7/1/36	25,000	30,218
Honeywell International, Inc.
5.400%, 3/15/16	94,000	107,405
5.300%, 3/1/18	85,000	97,063
Lockheed Martin Corp.
6.150%, 9/1/36	35,000	40,496
Raytheon Co.
6.400%, 12/15/18	50,000	59,975
United Technologies Corp.
4.875%, 5/1/15	93,000	103,998
6.125%, 2/1/19	233,000	277,862

		1,217,629

Air Freight & Logistics (0.0%)
United Parcel Service, Inc.
5.500%, 1/15/18	60,000	68,661

Airlines (0.0%)
Southwest Airlines Co.
5.750%, 12/15/16	50,000	52,848

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	83,000	92,528

Commercial Services & Supplies (0.2%)
Ceridian Corp.
11.250%, 11/15/15	2,000,000	1,805,000
Pitney Bowes, Inc.
5.000%, 3/15/15	50,000	54,826
R.R. Donnelley & Sons Co.
6.125%, 1/15/17	75,000	75,322
Waste Management, Inc.
7.375%, 3/11/19	152,000	184,200

		2,119,348

Industrial Conglomerates (0.7%)
3M Co.
5.700%, 3/15/37	25,000	28,582
Bombardier, Inc.
7.750%, 3/15/20§	2,000,000	2,075,000
General Electric Co.
5.000%, 2/1/13	623,000	668,077
RBS Global, Inc./Rexnord LLC
11.750%, 8/1/16	2,000,000	2,085,000

	Principal Amount	Value (Note 1)

8.500%, 5/1/18§	$2,200,000	$2,134,000

		6,990,659

Machinery (0.6%)
Deere & Co.
6.950%, 4/25/14	73,000	86,469
8.100%, 5/15/30	68,000	93,702
Manitowoc Co., Inc.
9.500%, 2/15/18	1,000,000	1,000,000
Terex Corp.
8.000%, 11/15/17	5,000,000	4,625,000

		5,805,171

Road & Rail (0.8%)
Burlington Northern Santa Fe Corp.
5.750%, 3/15/18	265,000	297,623
Canadian National Railway Co.
5.550%, 5/15/18	48,000	54,520
6.200%, 6/1/36	55,000	64,756
CSX Corp.
5.500%, 8/1/13	66,000	72,149
7.375%, 2/1/19	100,000	122,487
Hertz Corp.
8.875%, 1/1/14	7,000,000	7,087,500
10.500%, 1/1/16	500,000	518,750
Norfolk Southern Corp.
5.900%, 6/15/19	40,000	45,988
Union Pacific Corp.
6.150%, 5/1/37	25,000	28,002

		8,291,775

Total Industrials		24,638,619

Information Technology (2.9%)
Communications Equipment (0.0%)
Cisco Systems, Inc.
5.500%, 2/22/16	121,000	139,391
5.900%, 2/15/39	80,000	88,925

		228,316

Computers & Peripherals (0.0%)
Hewlett-Packard Co.
5.500%, 3/1/18	156,000	179,671
International Business Machines Corp.
4.750%, 11/29/12	152,000	164,542
5.600%, 11/30/39	135,000	150,084

		494,297

Electronic Equipment, Instruments & Components (0.4%)
Sanmina-SCI Corp.
6.750%, 3/1/13	2,000,000	1,975,000
8.125%, 3/1/16	2,000,000	1,970,000

		3,945,000

IT Services (1.4%)
First Data Corp.
9.875%, 9/24/15	8,500,000	6,395,000
Term Loan
0.000%, 9/24/14	3,000,000	2,522,499
3.040%, 9/24/14(l)	6,800,761	5,725,391

		14,642,890

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Semiconductors & Semiconductor Equipment (1.0%)
Freescale Semiconductor, Inc.
8.875%, 12/15/14	$5,750,000	$5,246,875
10.125%, 12/15/16	1,750,000	1,400,000
9.250%, 4/15/18§	3,300,000	3,258,750

		9,905,625

Software (0.1%)
Microsoft Corp.
2.950%, 6/1/14	85,000	88,942
Oracle Corp.
3.750%, 7/8/14	135,000	144,535
5.250%, 1/15/16	561,000	636,583

		870,060

Total Information Technology		30,086,188

Materials (1.1%)
Chemicals (0.7%)
Dow Chemical Co.
7.600%, 5/15/14	75,000	86,615
8.550%, 5/15/19	50,000	61,206
9.400%, 5/15/39	40,000	55,631
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	94,000	107,199
Huntsman Corp.
7.875%, 11/15/14	2,000,000	1,930,000
7.375%, 1/1/15	1,000,000	935,000
Ineos Group Holdings plc
7.875%, 2/15/16§	EUR 4,000,000	3,558,493
Lubrizol Corp.
8.875%, 2/1/19	$55,000	68,831
Potash Corp of Saskatchewan, Inc.
5.875%, 12/1/36	20,000	21,492

		6,824,467

Metals & Mining (0.3%)
ArcelorMittal S.A.
6.125%, 6/1/18	205,000	214,406
Barrick Gold Finance Co.
4.875%, 11/15/14	125,000	135,373
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15	50,000	56,634
6.500%, 4/1/19	160,000	191,879
Consol Energy, Inc.
8.250%, 4/1/20§	1,400,000	1,459,500
Newmont Mining Corp.
5.875%, 4/1/35	30,000	30,850
Novelis, Inc.
2.540%, 7/7/14	1,382,301	1,301,667
Rio Tinto Alcan, Inc.
4.500%, 5/15/13	210,000	220,784
Vale Overseas Ltd.
6.875%, 11/21/36	117,000	121,974

		3,733,067

Paper & Forest Products (0.1%)
International Paper Co.
9.375%, 5/15/19	40,000	51,664
7.500%, 8/15/21	400,000	468,358

	Principal Amount	Value (Note 1)

NewPage Corp.
10.000%, 5/1/12	$1,000,000	$542,500

		1,062,522

Total Materials		11,620,056

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
5.875%, 8/15/12	61,000	66,556
5.100%, 9/15/14	109,000	120,918
5.500%, 2/1/18	75,000	82,938
6.150%, 9/15/34	158,000	165,888
6.550%, 2/15/39	45,000	50,404
BellSouth Corp.
6.000%, 10/15/11	123,000	130,574
5.200%, 9/15/14	62,000	68,894
British Telecommunications plc
9.875%, 12/15/30	80,000	97,633
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	96,000	103,288
8.750%, 6/15/30	57,000	73,627
France Telecom S.A.
4.375%, 7/8/14	100,000	107,837
Qwest Corp.
8.375%, 5/1/16	140,000	152,950
Telecom Italia Capital S.A.
5.250%, 10/1/15	368,000	371,404
Telefonica Emisiones S.A.U.
6.421%, 6/20/16	299,000	327,972
Verizon Communications, Inc.
7.375%, 9/1/12	76,000	85,385
4.900%, 9/15/15	82,000	90,077
8.750%, 11/1/18	300,000	389,992
7.750%, 12/1/30	155,000	193,153
Virgin Media Secured Finance plc
7.000%, 1/15/18§	GBP 900,000	1,311,073

		3,990,563

Wireless Telecommunication Services (0.1%)
America Movil S.A.B. de C.V.
6.375%, 3/1/35	50,000	53,509
AT&T Mobility LLC
7.125%, 12/15/31	280,000	334,323
Rogers Communications, Inc.
7.250%, 12/15/12	105,000	117,480
6.250%, 6/15/13	275,000	306,237
Vodafone Group plc
5.000%, 12/16/13	94,000	101,812
4.150%, 6/10/14	45,000	47,218
6.150%, 2/27/37	25,000	25,921

		986,500

Total Telecommunication Services		4,977,063

Utilities (4.0%)
Electric Utilities (3.0%)
Alabama Power Co.
5.700%, 2/15/33	25,000	27,125
Baltimore Gas & Electric Co.
5.900%, 10/1/16	122,000	140,519

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Calpine Construction Finance Co. LP/CCFC Finance Corp.
8.000%, 6/1/16§	$1,000,000	$1,022,500
Commonwealth Edison Co.
6.150%, 9/15/17	144,000	165,277
Consolidated Edison Co. of New York, Inc.
Series 05-C
5.375%, 12/15/15	85,000	95,541
Series 08-A
5.850%, 4/1/18	175,000	200,062
Duke Energy Carolinas LLC
Series C
7.000%, 11/15/18	26,000	32,324
Duke Energy Corp.
6.250%, 1/15/12	182,000	196,075
5.050%, 9/15/19	165,000	175,943
Energy Future Holdings Corp.
10.875%, 11/1/17	3,000,000	2,220,000
11.250%, 11/1/17 PIK	822,475	534,609
Series R
6.550%, 11/15/34	9,000,000	4,005,000
Exelon Corp.
5.625%, 6/15/35	80,000	77,507
FirstEnergy Corp.
Series C
7.375%, 11/15/31	160,000	168,703
Florida Power & Light Co.
5.850%, 5/1/37	30,000	33,770
Georgia Power Co.
6.000%, 11/1/13	60,000	67,942
5.950%, 2/1/39	90,000	99,066
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	76,000	82,283
5.750%, 4/1/18	70,000	78,309
6.125%, 4/1/36	130,000	143,127
Northern States Power Co.
5.250%, 3/1/18	25,000	27,908
Series B
8.000%, 8/28/12	90,000	102,595
Ohio Power Co.
6.000%, 6/1/16	65,000	73,615
Series G
6.600%, 2/15/33	125,000	140,665
Oncor Electric Delivery Co. LLC
6.375%, 5/1/12	79,000	85,333
6.375%, 1/15/15	265,000	300,240
Pacific Gas & Electric Co.
4.800%, 3/1/14	75,000	81,271
5.800%, 3/1/37	65,000	70,645
Progress Energy, Inc.
7.750%, 3/1/31	135,000	170,949
PSEG Power LLC
5.500%, 12/1/15	325,000	359,344
Public Service Co. of New Mexico
7.950%, 5/15/18	1,300,000	1,369,256
Southern California Edison Co.
6.000%, 1/15/34	45,000	51,770
Texas Competitive Electric Holdings Co. LLC
3.545%, 10/10/14(l)	4,000,000	2,947,500
10.500%, 11/1/16 PIK	627,560	401,639
Series A
10.250%, 11/1/15	8,000,000	5,280,000

	Principal Amount	Value (Note 1)

Series B
10.250%, 11/1/15	$6,150,000	$4,059,000
Term Loan
3.850%, 10/10/14(l)	7,190,004	5,298,134
Virginia Electric & Power Co.
Series A 5.950%, 9/15/17	100,000	115,089

		30,500,635

Gas Utilities (0.0%)
Atmos Energy Corp.
8.500%, 3/15/19	70,000	87,977
Enbridge, Inc.
5.600%, 4/1/17	250,000	278,187

		366,164

Independent Power Producers & Energy Traders (0.8%)
Dynegy Holdings, Inc.
7.500%, 6/1/15	2,000,000	1,582,500
8.375%, 5/1/16	2,500,000	1,978,125
7.750%, 6/1/19	3,500,000	2,419,375
RRI Energy, Inc.
7.875%, 6/15/17	1,800,000	1,701,000
Tennessee Valley Authority
5.250%, 9/15/39	100,000	110,549

		7,791,549

Multi-Utilities (0.2%)
Calpine Corp.
7.250%, 10/15/17§	1,000,000	960,000
Dominion Resources, Inc.
5.000%, 12/1/14	81,000	87,650
8.875%, 1/15/19	163,000	215,299
5.950%, 6/15/35	30,000	31,760
DTE Energy Co.
6.350%, 6/1/16	60,000	67,195
Dynegy-Roseton/Danskammer Trust
Series B 7.670%, 11/8/16	750,000	658,125
Sempra Energy
6.000%, 10/15/39	70,000	74,273

		2,094,302

Total Utilities		40,752,650

Total Corporate Bonds		323,580,542

Government Securities (16.2%)
Agency ABS (0.1%)
Federal National Mortgage Association
1.500%, 6/26/13	1,090,000	1,101,928

Foreign Governments (0.4%)
Canadian Government Bond
2.375%, 9/10/14	285,000	292,514
Federative Republic of Brazil
10.500%, 7/14/14	800,000	1,016,000
8.000%, 1/15/18	474,667	550,613
5.875%, 1/15/19	155,000	170,113
Province of British Columbia
4.300%, 5/30/13	15,000	16,300
Province of Nova Scotia
5.125%, 1/26/17	50,000	56,975

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Province of Ontario
4.100%, 6/16/14	$590,000	$634,485
4.500%, 2/3/15	96,000	105,055
4.750%, 1/19/16	47,000	51,987
Province of Quebec
4.600%, 5/26/15	47,000	51,890
7.500%, 9/15/29	82,000	112,555
Republic of Italy
4.375%, 6/15/13	78,000	80,291
4.500%, 1/21/15	129,000	130,078
4.750%, 1/25/16	49,000	50,949
6.875%, 9/27/23	29,000	32,994
5.375%, 6/15/33	122,000	119,803
Republic of Peru
7.125%, 3/30/19	260,000	307,450
Republic of Poland
5.000%, 10/19/15	33,000	34,971
Republic of South Africa
6.500%, 6/2/14	31,000	34,410
United Mexican States
6.375%, 1/16/13	106,000	116,229
6.750%, 9/27/34	194,000	223,585

		4,189,247

Municipal Bonds (0.3%)
Metropolitan Transportation Authority
7.336%, 11/15/39	30,000	36,632
New Jersey State Turnpike Authority
7.414%, 1/1/40	140,000	170,534
Port Authority of New York & New Jersey
6.040%, 12/1/29	70,000	75,183
State of California
7.950%, 3/1/36	2,000,000	2,100,780
7.550%, 4/1/39	350,000	375,568
State of Illinois
5.100%, 6/1/33	580,000	452,156

		3,210,853

Supranational (0.3%)
Asian Development Bank
2.625%, 2/9/15	360,000	369,901
Eksportfinans A/S
5.500%, 5/25/16	60,000	68,192
European Investment Bank
3.000%, 4/8/14	130,000	134,975
4.625%, 5/15/14	123,000	135,131
4.625%, 10/20/15	665,000	734,752
Inter-American Development Bank
5.125%, 9/13/16	375,000	429,202
International Bank for Reconstruction & Development
7.625%, 1/19/23	137,000	191,379
Svensk Exportkredit AB
4.875%, 9/29/11	800,000	837,394

		2,900,926

U.S. Government Agencies (8.8%)
Federal Farm Credit Bank
4.875%, 1/17/17	180,000	203,494
Federal Home Loan Bank
4.000%, 9/6/13	400,000	432,808

	Principal Amount	Value (Note 1)

3.625%, 10/18/13	$1,010,000	$1,081,852
5.250%, 6/5/17	595,000	683,449
Federal Home Loan Mortgage Corp.
5.125%, 7/15/12	2,341,000	2,552,486
4.875%, 11/15/13	1,619,000	1,809,517
5.500%, 11/1/18	68,344	74,145
5.500%, 5/1/20	49,656	53,886
5.500%, 12/1/21	118,187	127,776
5.500%, 3/1/22	130,581	141,033
6.750%, 9/15/29	178,000	233,026
6.250%, 7/15/32	264,000	334,201
6.000%, 12/1/33	337,559	370,629
5.667%, 11/1/36(l)	1,226,266	1,306,357
5.947%, 4/1/37(l)	827,148	881,171
Federal National Mortgage Association
5.375%, 11/15/11	490,000	522,164
1.750%, 8/10/12	1,000,000	1,019,493
3.000%, 9/16/14	610,000	640,135
4.625%, 10/15/14	251,000	280,005
5.000%, 4/15/15	408,000	462,900
5.375%, 6/12/17	2,371,000	2,762,625
5.000%, 2/1/18	261,638	280,893
5.000%, 11/1/18	455,513	489,036
5.000%, 12/1/18	762,975	819,125
5.000%, 10/1/19	261,246	280,431
5.500%, 3/1/20	90,608	98,381
4.500%, 9/1/20	1,166,557	1,243,795
5.000%, 3/1/21	52,865	56,764
6.000%, 9/1/21	152,263	166,163
5.000%, 2/1/24	109,924	117,344
4.500%, 4/1/24	661,793	699,200
4.000%, 6/1/24	993,727	1,036,116
4.000%, 3/1/25	593,282	617,662
6.250%, 5/15/29	164,000	202,918
5.500%, 7/1/33	2,215,775	2,386,285
5.000%, 11/1/33	2,431,708	2,584,735
5.000%, 6/1/35	1,274,162	1,352,951
4.500%, 10/1/35	732,600	764,165
5.500%, 1/1/36	1,681,539	1,806,472
5.500%, 11/1/36	1,302,022	1,398,147
5.500%, 2/1/37	2,608,896	2,800,691
5.000%, 5/1/37	356,203	377,339
5.000%, 7/1/37	90,913	96,307
6.000%, 9/1/37	3,165,434	3,435,786
6.000%, 12/1/37	71,616	77,692
6.000%, 5/1/38	198,780	215,521
6.000%, 8/1/38	252,377	273,632
6.500%, 9/1/38	1,444,442	1,581,382
6.000%, 10/1/38	1,667,137	1,808,583
6.000%, 11/1/38	77,545	84,124
5.500%, 3/1/39	3,888,184	4,174,027
4.500%, 6/1/39	4,810,976	4,996,435
4.000%, 7/1/39	636,068	645,063
4.500%, 7/1/39	6,051,351	6,283,927
4.000%, 8/1/39	2,433,553	2,468,919
4.500%, 8/1/39	860,098	892,856
5.000%, 8/1/39	946,269	1,003,008
4.000%, 9/1/39	489,281	496,200
6.000%, 9/1/39	3,126,504	3,391,768
4.500%, 12/1/39	1,080,622	1,121,441
5.000%, 3/1/40	4,284,963	4,539,215

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

4.500%, 4/1/40	$396,463	$411,439
4.000%, 7/25/25 TBA	700,000	727,180
4.500%, 7/25/25 TBA	1,200,000	1,265,812
5.000%, 7/25/25 TBA	600,000	640,172
5.500%, 7/25/25 TBA	800,000	864,250
4.500%, 8/25/40 TBA	700,000	723,023
5.000%, 8/25/40 TBA	4,600,000	4,850,664
5.500%, 8/25/40 TBA	700,000	749,438
6.000%, 8/25/40 TBA	800,000	865,875
6.500%, 8/25/40 TBA	1,800,000	1,967,485
Government National Mortgage Association
5.000%, 9/15/39	1,070,271	1,142,556
5.500%, 8/15/40 TBA	2,800,000	3,017,875

		90,363,420

U.S. Treasuries (6.3%)
U.S. Treasury Bonds
8.750%, 5/15/17	501,000	705,079
8.125%, 8/15/19	629,000	896,129
3.625%, 2/15/20	2,145,000	2,266,326
8.500%, 2/15/20	592,000	868,390
8.000%, 11/15/21	870,000	1,265,306
6.250%, 8/15/23	1,280,000	1,659,200
6.375%, 8/15/27	888,000	1,196,303
5.375%, 2/15/31	282,000	346,948
4.500%, 2/15/36	300,000	331,406
5.000%, 5/15/37	44,000	52,443
4.375%, 2/15/38	587,000	634,694
4.500%, 5/15/38	1,150,000	1,268,414
4.250%, 5/15/39	90,000	95,161
4.500%, 8/15/39	325,000	357,957
4.375%, 11/15/39	915,000	987,771
4.625%, 2/15/40	2,130,000	2,394,252
U.S. Treasury Notes
1.000%, 8/31/11	1,630,000	1,640,569
4.500%, 9/30/11	1,703,000	1,789,880
0.875%, 2/29/12	2,850,000	2,865,247
4.625%, 2/29/12	2,780,000	2,969,171
1.000%, 4/30/12	1,180,000	1,188,850
1.375%, 5/15/12	2,275,000	2,308,415
1.875%, 6/15/12	910,000	932,466
4.250%, 9/30/12	522,000	564,413
3.875%, 10/31/12	727,000	780,901
1.125%, 12/15/12	1,000,000	1,008,203
1.375%, 2/15/13	6,825,000	6,914,578
1.750%, 4/15/13	4,250,000	4,346,602
1.500%, 12/31/13	1,396,000	1,407,779
2.375%, 8/31/14	49,000	50,658
4.000%, 2/15/15	284,000	313,443
2.375%, 2/28/15	3,130,000	3,225,872
2.500%, 3/31/15	4,400,000	4,559,500
4.125%, 5/15/15	312,000	346,637
1.875%, 6/30/15	800,000	803,062
3.250%, 6/30/16	685,000	726,475
4.875%, 8/15/16	372,000	430,590
3.000%, 2/28/17	240,000	249,150
4.500%, 5/15/17	1,627,000	1,850,966
4.250%, 11/15/17	1,730,000	1,943,411
4.000%, 8/15/18	1,303,000	1,433,198
3.625%, 8/15/19	615,000	650,315

	Principal Amount	Value (Note 1)

3.375%, 11/15/19	$3,065,000	$3,174,430
3.500%, 5/15/20	1,500,000	1,569,840

		65,370,400

Total Government Securities		167,136,774

Total Long-Term Debt Securities (49.0%)
(Cost $497,236,654)		504,301,492

	Number of Shares	Value (Note 1)

CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.1%)
Automobiles (0.1%)
Motors Liquidation Co.
6.250%	200,000	1,360,000

Total Consumer Discretionary		1,360,000

Financials (2.2%)
Commercial Banks (0.6%)
Wells Fargo & Co.
7.500%	7,000	6,517,000

Diversified Financial Services (1.3%)
Bank of America Corp.
7.250%	8,210	7,317,163
Citigroup, Inc.
7.500%	50,000	5,650,000

		12,967,163

Real Estate Investment Trusts (REITs) (0.3%)
FelCor Lodging Trust, Inc.
1.950%*	130,000	2,559,375

Thrifts & Mortgage Finance (0.0%)
Fannie Mae
5.375%*	80	160,000
8.750%*	189,400	98,488

		258,488

Total Financials		22,302,026

Total Convertible Preferred Stocks (2.3%)
(Cost $38,898,040)		23,662,026

PREFERRED STOCKS:
Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Chesapeake Energy Corp.
5.750%*§	2,500	2,421,875

Total Energy		2,421,875

Financials (0.4%)
Commercial Banks (0.3%)
GMAC, Inc.
7.000%§	4,046	3,144,880

Thrifts & Mortgage Finance (0.1%)
Fannie Mae
6.750%*	200,000	64,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

7.625%*	306,800	$110,448
8.250%(l)*	149,600	50,864
Freddie Mac
8.375%(l)*	288,100	97,954

		323,266

Total Financials		3,468,146

Health Care (0.1%)
Health Care Providers & Services (0.1%)
Tenet Healthcare Corp.
7.000%	1,500	1,250,625

Total Health Care		1,250,625

Utilities (0.1%)
Electric Utilities (0.1%)
NextEra Energy, Inc.
8.375%	20,000	987,000

Total Utilities		987,000

Total Preferred Stocks (0.8%) (Cost $29,875,379)		8,127,646

COMMON STOCKS:
Consumer Discretionary (3.0%)
Auto Components (0.0%)
Goodyear Tire & Rubber Co.*	4,300	42,742
Johnson Controls, Inc.	13,245	355,893

		398,635

Automobiles (0.1%)
Ford Motor Co.*	66,761	672,951
Harley-Davidson, Inc.	4,400	97,812

		770,763

Distributors (0.0%)
Genuine Parts Co.	2,888	113,932

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	2,400	101,928
DeVry, Inc.	1,100	57,739
H&R Block, Inc.	6,700	105,123

		264,790

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	8,700	263,088
Darden Restaurants, Inc.	2,724	105,828
International Game Technology	5,500	86,350
Marriott International, Inc., Class A	5,021	150,329
McDonald’s Corp.	21,200	1,396,444
Starbucks Corp.	14,658	356,189
Starwood Hotels & Resorts Worldwide, Inc.	3,702	153,374
Wyndham Worldwide Corp.	3,800	76,532
Wynn Resorts Ltd.	1,300	99,151
Yum! Brands, Inc.	9,235	360,534

		3,047,819

Household Durables (0.1%)
D.R. Horton, Inc.	5,000	49,150
Fortune Brands, Inc.	3,200	125,376
Harman International Industries, Inc.*	1,500	44,835

	Number of Shares	Value (Note 1)

Leggett & Platt, Inc.	3,300	$66,198
Lennar Corp., Class A	2,800	38,948
Newell Rubbermaid, Inc.	5,000	73,200
Pulte Group, Inc.*	6,190	51,253
Stanley Black & Decker, Inc.	3,092	156,208
Whirlpool Corp.	1,400	122,948

		728,116

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.*	6,730	735,320
Expedia, Inc.	3,900	73,242
priceline.com, Inc.*	900	158,886

		967,448

Leisure Equipment & Products (0.0%)
Eastman Kodak Co.*	4,000	17,360
Hasbro, Inc.	2,489	102,298
Mattel, Inc.	7,143	151,146

		270,804

Media (1.8%)
CBS Corp., Class B	13,460	174,038
Charter Communications, Inc., Class A*	187,113	6,605,089
Comcast Corp., Class A	254,988	4,429,141
Dex One Corp.*	115,741	2,199,079
DIRECTV, Class A*	18,100	613,952
Discovery Communications, Inc., Class A*	5,800	207,118
Gannett Co., Inc.	5,100	68,646
Interpublic Group of Cos., Inc.*	10,300	73,439
McGraw-Hill Cos., Inc.	6,500	182,910
Meredith Corp.	900	28,017
New York Times Co., Class A*	2,900	25,085
News Corp., Class A	44,600	533,416
Omnicom Group, Inc.	5,900	202,370
Scripps Networks Interactive, Inc., Class A	1,900	76,646
Time Warner Cable, Inc.	7,100	369,768
Time Warner, Inc.	22,300	644,693
Viacom, Inc., Class B	12,200	382,714
Walt Disney Co.	38,462	1,211,553
Washington Post Co., Class B	141	57,878

		18,085,552

Multiline Retail (0.1%)
Big Lots, Inc.*	1,800	57,762
Family Dollar Stores, Inc.	2,500	94,225
J.C. Penney Co., Inc.	4,400	94,512
Kohl’s Corp.*	6,088	289,180
Macy’s, Inc.	8,000	143,200
Nordstrom, Inc.	3,100	99,789
Sears Holdings Corp.*	1,000	64,650
Target Corp.	14,321	704,163

		1,547,481

Specialty Retail (0.4%)
Abercrombie & Fitch Co., Class A	1,600	49,104
AutoNation, Inc.*	2,100	40,950
AutoZone, Inc.*	600	115,932
Bed Bath & Beyond, Inc.*	5,122	189,923

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Best Buy Co., Inc.	6,600	$223,476
CarMax, Inc.*	4,392	87,401
GameStop Corp., Class A*	2,700	50,733
Gap, Inc.	9,000	175,140
Home Depot, Inc.	33,400	937,538
Limited Brands, Inc.	5,000	110,350
Lowe’s Cos., Inc.	27,719	566,022
Office Depot, Inc.*	6,400	25,856
O’Reilly Automotive, Inc.*	2,698	128,317
RadioShack Corp.	2,100	40,971
Ross Stores, Inc.	2,300	122,567
Staples, Inc.	14,000	266,700
Tiffany & Co.	2,600	98,566
TJX Cos., Inc.	8,100	339,795
Urban Outfitters, Inc.*	2,700	92,853

		3,662,194

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	6,000	219,300
NIKE, Inc., Class B	7,518	507,841
Polo Ralph Lauren Corp.	1,200	87,552
VF Corp.	1,610	114,600

		929,293

Total Consumer Discretionary		30,786,827

Consumer Staples (2.5%)
Beverages (0.9%)
Brown-Forman Corp., Class B	2,300	131,629
Coca-Cola Co.	45,500	2,280,460
Coca-Cola Enterprises, Inc.	6,500	168,090
Constellation Brands, Inc., Class A*	4,300	67,166
Diageo plc	150,000	2,350,359
Dr. Pepper Snapple Group, Inc.	4,578	171,172
Molson Coors Brewing Co., Class B	3,300	139,788
PepsiCo, Inc.	61,915	3,773,719

		9,082,383

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	8,672	475,486
CVS Caremark Corp.	26,490	776,687
Kroger Co.	12,799	252,012
Safeway, Inc.	7,670	150,792
SUPERVALU, Inc.	3,700	40,108
Sysco Corp.	11,623	332,069
Walgreen Co.	18,930	505,431
Wal-Mart Stores, Inc.	41,106	1,975,966
Whole Foods Market, Inc.*	3,500	126,070

		4,634,621

Food Products (0.3%)
Archer-Daniels-Midland Co.	12,674	327,243
Campbell Soup Co.	3,418	122,467
ConAgra Foods, Inc.	8,699	202,861
Dean Foods Co.*	4,000	40,280
General Mills, Inc.	12,969	460,659
H.J. Heinz Co.	6,217	268,699
Hershey Co.	3,069	147,097
Hormel Foods Corp.	1,600	64,768

	Number of Shares	Value (Note 1)

J.M. Smucker Co.	2,500	$150,550
Kellogg Co.	4,985	250,745
Kraft Foods, Inc., Class A	34,100	954,800
McCormick & Co., Inc. (Non-Voting)	2,363	89,699
Mead Johnson Nutrition Co.	4,200	210,504
Sara Lee Corp.	13,000	183,300
Tyson Foods, Inc., Class A	6,300	103,257

		3,576,929

Household Products (0.5%)
Clorox Co.	2,754	171,189
Colgate-Palmolive Co.	9,600	756,096
Kimberly-Clark Corp.	8,160	494,741
Procter & Gamble Co.	56,878	3,411,542

		4,833,568

Personal Products (0.0%)
Avon Products, Inc.	8,451	223,951
Estee Lauder Cos., Inc., Class A	2,500	139,325

		363,276

Tobacco (0.3%)
Altria Group, Inc.	40,900	819,636
Lorillard, Inc.	2,900	208,742
Philip Morris International, Inc.	36,688	1,681,778
Reynolds American, Inc.	3,500	182,420

		2,892,576

Total Consumer Staples		25,383,353

Energy (4.9%)
Energy Equipment & Services (0.6%)
Baker Hughes, Inc.	38,303	1,592,256
Cameron International Corp.*	5,000	162,600
Diamond Offshore Drilling, Inc.	1,360	84,578
FMC Technologies, Inc.*	2,500	131,650
Halliburton Co.	18,100	444,355
Helmerich & Payne, Inc.	1,900	69,388
Nabors Industries Ltd.*	5,300	93,386
National Oilwell Varco, Inc.	8,262	273,224
Rowan Cos., Inc.*	2,000	43,880
Schlumberger Ltd.	53,328	2,951,172
Smith International, Inc.	5,000	188,250

		6,034,739

Oil, Gas & Consumable Fuels (4.3%)
Anadarko Petroleum Corp.	9,900	357,291
Apache Corp.	6,700	564,073
BP plc (ADR)	40,000	1,155,200
Cabot Oil & Gas Corp.	2,300	72,036
Callon Petroleum Co.*	150,000	945,000
Canadian Oil Sands Trust	250,000	6,338,359
Chesapeake Energy Corp.	12,500	261,875
Chevron Corp.	39,600	2,687,256
ConocoPhillips	179,200	8,796,928
Consol Energy, Inc.	4,453	150,333
Denbury Resources, Inc.*	8,200	120,048
Devon Energy Corp.	8,747	532,867
El Paso Corp.	14,500	161,095
EOG Resources, Inc.	4,991	490,965
Exxon Mobil Corp.	275,986	15,750,502

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Hess Corp.	5,686	$286,233
Marathon Oil Corp.	13,902	432,213
Massey Energy Co.	1,800	49,230
Murphy Oil Corp.	3,900	193,245
Noble Energy, Inc.	3,452	208,259
Occidental Petroleum Corp.	16,100	1,242,115
Peabody Energy Corp.	5,100	199,563
Pioneer Natural Resources Co.	2,200	130,790
Range Resources Corp.	3,000	120,450
Southwestern Energy Co.*	6,824	263,679
Spectra Energy Corp.	138,200	2,773,674
Sunoco, Inc.	2,392	83,170
Tesoro Corp.	2,300	26,841
Valero Energy Corp.	10,800	194,184
Williams Cos., Inc.	11,900	217,532

		44,805,006

Total Energy		50,839,745

Financials (6.4%)
Capital Markets (1.1%)
Ameriprise Financial, Inc.	5,200	187,876
Bank of New York Mellon Corp.	23,780	587,128
Charles Schwab Corp.	19,334	274,156
Credit Suisse USA, Inc. (ADR)*	125,000	1,668,750
Deutsche Bank AG (ADR)*§	75,000	1,658,100
E*TRADE Financial Corp.*	3,350	39,597
Federated Investors, Inc., Class B	1,741	36,056
Franklin Resources, Inc.	3,000	258,570
Goldman Sachs Group, Inc.*	10,210	1,340,267
Goldman Sachs Group, Inc. (ADR)*§	80,000	3,763,500
Invesco Ltd.	8,800	148,104
Janus Capital Group, Inc.	4,200	37,296
Legg Mason, Inc.	3,400	95,302
Morgan Stanley	27,589	640,341
Northern Trust Corp.	4,600	214,820
State Street Corp.	9,863	333,566
T. Rowe Price Group, Inc.	5,300	235,267

		11,518,696

Commercial Banks (1.9%)
Barclays Bank plc (ADR)*§	250,000	3,046,500
Barclays plc	300,000	1,189,357
BB&T Corp.	13,631	358,632
Comerica, Inc.	3,460	127,432
Fifth Third Bancorp	16,100	197,869
First Horizon National Corp.*	5,045	57,768
HSBC Holdings plc	500,000	4,561,516
Huntington Bancshares, Inc./Ohio	12,900	71,466
KeyCorp	16,400	126,116
M&T Bank Corp.	1,518	128,954
Marshall & Ilsley Corp.	11,000	78,980
PNC Financial Services Group, Inc.	10,361	585,396
Regions Financial Corp.	22,600	148,708
SunTrust Banks, Inc.	9,600	223,680
U.S. Bancorp	37,600	840,360
Wells Fargo & Co.	301,956	7,730,073

	Number of Shares	Value (Note 1)

Zions Bancorp	2,900	$62,553

		19,535,360

Consumer Finance (0.2%)
American Express Co.	23,500	932,950
Capital One Financial Corp.	8,800	354,640
Discover Financial Services	11,100	155,178
SLM Corp.*	10,000	103,900

		1,546,668

Diversified Financial Services (2.2%)
Bank of America Corp.	697,300	10,020,201
Citigroup, Inc.*	944,209	3,550,226
CME Group, Inc.	1,285	361,792
IntercontinentalExchange, Inc.*	1,500	169,545
JPMorgan Chase & Co.	228,400	8,361,724
Leucadia National Corp.*	4,100	79,991
Moody’s Corp.	3,600	71,712
NASDAQ OMX Group, Inc.*	3,300	58,674
NYSE Euronext	4,900	135,387

		22,809,252

Insurance (0.7%)
Aflac, Inc.	9,400	401,098
Allstate Corp.	10,531	302,556
American International Group, Inc.*	2,475	85,239
Aon Corp.	5,500	204,160
Assurant, Inc.	1,934	67,110
Berkshire Hathaway, Inc., Class B*	32,504	2,590,244
Chubb Corp.	6,391	319,614
Cincinnati Financial Corp.	2,858	73,936
Genworth Financial, Inc., Class A*	10,100	132,007
Hartford Financial Services Group, Inc.	8,500	188,105
Lincoln National Corp.	6,200	150,598
Loews Corp.	6,629	220,812
Marsh & McLennan Cos., Inc.	10,900	245,795
MetLife, Inc.	16,300	615,488
Principal Financial Group, Inc.	6,500	152,360
Progressive Corp.	13,700	256,464
Prudential Financial, Inc.	9,300	499,038
Torchmark Corp.	1,800	89,118
Travelers Cos., Inc.	9,900	487,575
Unum Group	6,900	149,730
XL Capital Ltd., Class A	6,700	107,267

		7,338,314

Real Estate Investment Trusts (REITs) (0.3%)
Apartment Investment & Management Co. (REIT), Class A	2,600	50,362
AvalonBay Communities, Inc. (REIT)	1,598	149,205
Boston Properties, Inc. (REIT)	2,725	194,401
Equity Residential (REIT)	5,519	229,811
HCP, Inc. (REIT)	5,793	186,824
Health Care REIT, Inc. (REIT)	2,500	105,300
Host Hotels & Resorts, Inc. (REIT)	13,366	180,174

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Kimco Realty Corp. (REIT)	8,500	$114,240
Plum Creek Timber Co., Inc. (REIT)	3,169	109,426
ProLogis (REIT)	9,900	100,287
Public Storage (REIT)	2,570	225,929
Simon Property Group, Inc. (REIT)	5,722	462,051
Ventas, Inc. (REIT)	3,101	145,592
Vornado Realty Trust (REIT)	3,082	224,832

		2,478,434

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	5,700	77,577

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	9,258	113,318
People’s United Financial, Inc.	7,286	98,361

		211,679

Total Financials		65,515,980

Health Care (3.7%)
Biotechnology (0.3%)
Amgen, Inc.*	19,045	1,001,767
Biogen Idec, Inc.*	5,100	241,995
Celgene Corp.*	9,081	461,496
Cephalon, Inc.*	1,469	83,366
Genzyme Corp.*	5,400	274,158
Gilead Sciences, Inc.*	17,500	599,900

		2,662,682

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.	11,600	471,424
Becton, Dickinson and Co.	4,500	304,290
Boston Scientific Corp.*	30,600	177,480
C.R. Bard, Inc.	1,800	139,554
CareFusion Corp.*	3,750	85,125
DENTSPLY International, Inc.	2,568	76,809
Hospira, Inc.*	3,400	195,330
Intuitive Surgical, Inc.*	775	244,605
Medtronic, Inc.	21,440	777,629
St. Jude Medical, Inc.*	6,465	233,322
Stryker Corp.	5,700	285,342
Varian Medical Systems, Inc.*	2,600	135,928
Zimmer Holdings, Inc.*	4,000	216,200

		3,343,038

Health Care Providers & Services (0.4%)
Aetna, Inc.	8,200	216,316
AmerisourceBergen Corp.	5,606	177,990
Cardinal Health, Inc.	7,400	248,714
CIGNA Corp.	5,485	170,364
Coventry Health Care, Inc.*	3,200	56,576
DaVita, Inc.*	1,896	118,386
Express Scripts, Inc.*	10,789	507,299
Humana, Inc.*	3,200	146,144
Laboratory Corp. of America Holdings*	2,025	152,584
McKesson Corp.	5,400	362,664
Medco Health Solutions, Inc.*	9,100	501,228
Patterson Cos., Inc.	2,100	59,913
Quest Diagnostics, Inc.	2,987	148,663

	Number of Shares	Value (Note 1)

Tenet Healthcare Corp.*	9,600	$41,664
UnitedHealth Group, Inc.	22,500	639,000
WellPoint, Inc.*	8,232	402,792

		3,950,297

Health Care Technology (0.0%)
Cerner Corp.*	1,400	106,246

Life Sciences Tools & Services (0.1%)
Life Technologies Corp.*	3,595	169,864
Millipore Corp.*	1,011	107,823
PerkinElmer, Inc.	2,700	55,809
Thermo Fisher Scientific, Inc.*	8,088	396,716
Waters Corp.*	1,691	109,408

		839,620

Pharmaceuticals (2.6%)
Abbott Laboratories, Inc.	30,500	1,426,790
Allergan, Inc.	6,200	361,212
Bristol-Myers Squibb Co.	33,700	840,478
Eli Lilly and Co.	19,894	666,449
Forest Laboratories, Inc.*	5,968	163,702
Johnson & Johnson	134,300	7,931,758
King Pharmaceuticals, Inc.*	5,500	41,745
Merck & Co., Inc.	321,568	11,245,233
Mylan, Inc.*	5,700	97,128
Pfizer, Inc.	278,709	3,974,391
Watson Pharmaceuticals, Inc.*	2,300	93,311

		26,842,197

Total Health Care		37,744,080

Industrials (1.9%)
Aerospace & Defense (0.5%)
Boeing Co.	14,900	934,975
General Dynamics Corp.	7,700	450,912
Goodrich Corp.	2,442	161,783
Honeywell International, Inc.	15,034	586,777
ITT Corp.	3,608	162,071
L-3 Communications Holdings, Inc.	2,400	170,016
Lockheed Martin Corp.	6,100	454,450
Northrop Grumman Corp.	5,770	314,119
Precision Castparts Corp.	2,713	279,222
Raytheon Co.	7,490	362,441
Rockwell Collins, Inc.	2,932	155,777
United Technologies Corp.	18,400	1,194,344

		5,226,887

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	3,269	181,953
Expeditors International of Washington, Inc.	4,400	151,844
FedEx Corp.	6,129	429,704
United Parcel Service, Inc., Class B	19,500	1,109,355

		1,872,856

Airlines (0.0%)
Southwest Airlines Co.	14,728	163,628

Building Products (0.0%)
Masco Corp.	6,600	71,016

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	2,400	$77,112
Cintas Corp.	2,900	69,513
Iron Mountain, Inc.	3,900	87,594
Pitney Bowes, Inc.	4,500	98,820
R.R. Donnelley & Sons Co.	4,400	72,028
Republic Services, Inc.	6,700	199,191
Stericycle, Inc.*	1,514	99,288
Waste Management, Inc.	9,218	288,431

		991,977

Construction & Engineering (0.0%)
Fluor Corp.	3,400	144,500
Jacobs Engineering Group, Inc.*	2,600	94,744
Quanta Services, Inc.*	4,500	92,925

		332,169

Electrical Equipment (0.1%)
Emerson Electric Co.	15,000	655,350
Rockwell Automation, Inc.	2,625	128,861
Roper Industries, Inc.	2,000	111,920

		896,131

Industrial Conglomerates (0.5%)
3M Co.	14,000	1,105,860
General Electric Co.	250,300	3,609,326
Textron, Inc.	5,100	86,547

		4,801,733

Machinery (0.3%)
Caterpillar, Inc.	12,304	739,101
Cummins, Inc.	3,935	256,287
Danaher Corp.	10,264	381,000
Deere & Co.	8,369	465,986
Dover Corp.	3,465	144,802
Eaton Corp.	3,249	212,615
Flowserve Corp.	1,200	101,760
Illinois Tool Works, Inc.	7,616	314,388
PACCAR, Inc.	7,400	295,038
Pall Corp.	2,500	85,925
Parker Hannifin Corp.	3,162	175,364
Snap-On, Inc.	1,300	53,183

		3,225,449

Professional Services (0.0%)
Dun & Bradstreet Corp.	1,100	73,832
Equifax, Inc.	2,800	78,568
Robert Half International, Inc.	3,200	75,360

		227,760

Road & Rail (0.2%)
CSX Corp.	7,687	381,506
Norfolk Southern Corp.	7,272	385,780
Ryder System, Inc.	1,200	48,276
Union Pacific Corp.	9,934	690,512

		1,506,074

Trading Companies & Distributors (0.0%)
Fastenal Co.	2,400	120,456
W.W. Grainger, Inc.	1,193	118,644

		239,100

Total Industrials		19,554,780

	Number of Shares	Value (Note 1)

Information Technology (3.9%)
Communications Equipment (0.4%)
Cisco Systems, Inc.*	112,049	$2,387,765
Harris Corp.	2,351	97,919
JDS Uniphase Corp.*	4,900	48,216
Juniper Networks, Inc.*	10,100	230,482
Motorola, Inc.*	46,300	301,876
QUALCOMM, Inc.	32,587	1,070,157
Tellabs, Inc.	6,600	42,174

		4,178,589

Computers & Peripherals (0.8%)
Apple, Inc.*	17,900	4,502,387
Dell, Inc.*	33,400	402,804
EMC Corp.*	40,321	737,874
Hewlett-Packard Co.	46,181	1,998,714
Lexmark International, Inc., Class A*	1,400	46,242
NetApp, Inc.*	6,600	246,246
QLogic Corp.*	1,900	31,578
SanDisk Corp.*	4,503	189,441
Teradata Corp.*	3,500	106,680
Western Digital Corp.*	4,300	129,688

		8,391,654

Electronic Equipment, Instruments & Components (0.1%)
Agilent Technologies, Inc.*	7,100	201,853
Amphenol Corp., Class A	3,600	141,408
Corning, Inc.	31,100	502,265
FLIR Systems, Inc.*	3,300	95,997
Jabil Circuit, Inc.	4,200	55,860
Molex, Inc.	3,100	56,544

		1,053,927

Internet Software & Services (0.3%)
Akamai Technologies, Inc.*	3,422	138,831
eBay, Inc.*	22,500	441,225
Google, Inc., Class A*	4,770	2,122,411
Monster Worldwide, Inc.*	2,100	24,465
VeriSign, Inc.*	3,900	103,545
Yahoo!, Inc.*	22,900	316,707

		3,147,184

IT Services (0.5%)
Automatic Data Processing, Inc.	9,936	400,023
Cognizant Technology Solutions Corp., Class A*	5,886	294,653
Computer Sciences Corp.	3,200	144,800
Fidelity National Information Services, Inc.	6,562	175,993
Fiserv, Inc.*	3,200	146,112
International Business Machines Corp.	25,330	3,127,749
Mastercard, Inc., Class A	1,915	382,100
Paychex, Inc.	5,992	155,612
SAIC, Inc.*	5,500	92,070
Total System Services, Inc.	4,400	59,840
Visa, Inc., Class A	8,900	629,675
Western Union Co.	12,627	188,269

		5,796,896

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Office Electronics (0.2%)
Xerox Corp.	226,760	$1,823,150

Semiconductors & Semiconductor Equipment (0.9%)
Advanced Micro Devices, Inc.*	11,800	86,376
Altera Corp.	5,884	145,982
Analog Devices, Inc.	5,545	154,484
Applied Materials, Inc.	26,347	316,691
Broadcom Corp., Class A	8,477	279,487
First Solar, Inc.*	900	102,447
Intel Corp.	259,566	5,048,559
KLA-Tencor Corp.	3,100	86,428
Linear Technology Corp.	4,340	120,695
LSI Corp.*	14,000	64,400
MEMC Electronic Materials, Inc.*	5,000	49,400
Microchip Technology, Inc.	3,538	98,144
Micron Technology, Inc.*	17,400	147,726
National Semiconductor Corp.	4,684	63,047
Novellus Systems, Inc.*	1,854	47,017
NVIDIA Corp.*	11,350	115,883
Teradyne, Inc.*	2,900	28,275
Texas Instruments, Inc.	24,460	569,429
Xilinx, Inc.	65,376	1,651,398

		9,175,868

Software (0.7%)
Adobe Systems, Inc.*	10,309	272,467
Autodesk, Inc.*	4,300	104,748
BMC Software, Inc.*	3,568	123,560
CA, Inc.	7,204	132,554
Citrix Systems, Inc.*	3,622	152,957
Compuware Corp.*	5,300	42,294
Electronic Arts, Inc.*	6,800	97,920
Intuit, Inc.*	6,167	214,426
McAfee, Inc.*	3,102	95,293
Microsoft Corp.	150,400	3,460,704
Novell, Inc.*	8,000	45,440
Oracle Corp.	77,300	1,658,858
Red Hat, Inc.*	4,000	115,760
Salesforce.com, Inc.*	2,206	189,319
Symantec Corp.*	15,300	212,364

		6,918,664

Total Information Technology		40,485,932

Materials (1.8%)
Chemicals (0.3%)
Air Products & Chemicals, Inc.	4,300	278,683
Airgas, Inc.	1,700	105,740
CF Industries Holdings, Inc.	1,300	82,485
Dow Chemical Co.	22,775	540,223
E.I. du Pont de Nemours & Co.	17,765	614,491
Eastman Chemical Co.	1,300	69,368
Ecolab, Inc.	4,613	207,170
FMC Corp.	1,275	73,223
International Flavors & Fragrances, Inc.	1,353	57,394
Monsanto Co.	10,600	489,932
PPG Industries, Inc.	3,251	196,393
Praxair, Inc.	6,025	457,840
Sherwin-Williams Co.	1,830	126,618

	Number of Shares	Value (Note 1)

Sigma-Aldrich Corp.	2,205	$109,875

		3,409,435

Construction Materials (0.0%)
Vulcan Materials Co.	2,510	110,013

Containers & Packaging (0.0%)
Ball Corp.	2,000	105,660
Bemis Co., Inc.	1,810	48,870
Owens-Illinois, Inc.*	3,500	92,575
Pactiv Corp.*	2,900	80,765
Sealed Air Corp.	3,500	69,020

		396,890

Metals & Mining (1.4%)
AK Steel Holding Corp.	1,700	20,264
Alcoa, Inc.	19,500	196,170
Allegheny Technologies, Inc.	1,800	79,542
Barrick Gold Corp.	150,000	6,811,500
Cliffs Natural Resources, Inc.	2,674	126,106
Freeport-McMoRan Copper & Gold, Inc.	9,438	558,069
Newmont Mining Corp.	89,672	5,536,349
Nucor Corp.	26,238	1,004,391
Titanium Metals Corp.*	2,100	36,939
United States Steel Corp.	2,700	104,085

		14,473,415

Paper & Forest Products (0.1%)
International Paper Co.	8,590	194,392
MeadWestvaco Corp.	3,700	82,140
Weyerhaeuser Co.	4,300	151,360

		427,892

Total Materials		18,817,645

Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	341,100	8,251,209
CenturyLink, Inc.	55,632	1,853,102
Frontier Communications Corp.	5,863	41,686
Qwest Communications International, Inc.	30,600	160,650
Telstra Corp., Ltd.	800,000	2,176,795
Verizon Communications, Inc.	155,800	4,365,516
Windstream Corp.	9,900	104,544

		16,953,502

Wireless Telecommunication Services (0.5%)
American Tower Corp., Class A*	7,924	352,618
MetroPCS Communications, Inc.*	5,800	47,502
Sprint Nextel Corp.*	60,000	254,400
Vodafone Group plc	2,200,000	4,558,886

		5,213,406

Total Telecommunication Services		22,166,908

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Utilities (6.7%)
Electric Utilities (3.1%)
Allegheny Energy, Inc.	2,887	$59,703
American Electric Power Co., Inc.	129,397	4,179,523
Duke Energy Corp.	400,706	6,411,296
Edison International	6,700	212,524
Entergy Corp.	3,730	267,143
Exelon Corp.	12,943	491,446
FirstEnergy Corp.	40,742	1,435,341
NextEra Energy, Inc.	123,094	6,002,063
Northeast Utilities	3,094	78,835
Pepco Holdings, Inc.	4,314	67,643
Pinnacle West Capital Corp.	2,000	72,720
PPL Corp.	58,526	1,460,224
Progress Energy, Inc.	75,560	2,963,463
Southern Co.	266,126	8,856,673

		32,558,597

Gas Utilities (0.2%)
AGL Resources, Inc.	40,000	1,432,800
EQT Corp.	2,595	93,783
Nicor, Inc.	659	26,690
ONEOK, Inc.	2,300	99,475
Questar Corp.	3,401	154,711

		1,807,459

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	13,700	126,588
Constellation Energy Group, Inc.	3,974	128,162
NRG Energy, Inc.*	4,816	102,147

		356,897

Multi-Utilities (3.4%)
Ameren Corp.	164,300	3,905,411
CenterPoint Energy, Inc.	53,300	701,428
CMS Energy Corp.	4,450	65,192
Consolidated Edison, Inc.	5,330	229,723
Dominion Resources, Inc.	131,740	5,103,608
DTE Energy Co.	38,237	1,743,990
Integrys Energy Group, Inc.	1,700	74,358
NiSource, Inc.	6,100	88,450
PG&E Corp.	157,244	6,462,728
Public Service Enterprise Group, Inc.	174,666	5,472,286
SCANA Corp.	1,968	70,376
Sempra Energy	84,674	3,961,896
TECO Energy, Inc.	153,602	2,314,782
Wisconsin Energy Corp.	2,109	107,011
Xcel Energy, Inc.	209,500	4,317,795

		34,619,034

Total Utilities		69,341,987

Total Common Stocks (37.0%) (Cost $393,669,809)		380,637,237

	Number of Warrants	Value (Note 1)

WARRANT:
Consumer Discretionary (0.0%)
Media (0.0%)
Charter Communications, Inc., expiring 11/30/14* (Cost $19,529,652)	53,070	$278,618

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (8.0%)
BlackRock Liquidity Funds TempFund 0.16%‡	$81,941,467	81,941,467

Time Deposit (2.7%)
JPMorgan Chase Nassau 0.000%, 7/1/10	28,168,109	28,168,109

Total Short-Term Investments (10.7%) (Amortized Cost $110,109,576)		110,109,576

Total Investments (99.8%) (Cost/Amortized Cost $1,089,319,110)		1,027,116,595
Other Assets Less Liabilities (0.2%)		1,929,565

Net Assets (100%)		$1,029,046,160

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2010, the market value of these securities amounted to $73,499,361 or 7.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2010. Maturity date disclosed is the ultimate maturity date.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2010.

Glossary:

ADR	— American Depositary Receipt
CMO	— Collateralized Mortgage Obligation
EUR	— European Currency Unit
GBP	— British Pound
PIK	— Payment-in Kind Security
TBA	— Security is subject to delayed delivery.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$114,851,660	$32,910,193	$81,941,467	$15,455	$—

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,774	September-10	$96,111,402	$91,059,420	$(5,051,982)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$1,011,039	$—	$1,011,039
Non-Agency CMO	—	7,173,137	—	7,173,137
Common Stocks
Consumer Discretionary	30,786,827	—	—	30,786,827
Consumer Staples	23,032,994	2,350,359	—	25,383,353
Energy	50,839,745	—	—	50,839,745
Financials	49,628,257	15,887,723	—	65,515,980
Health Care	37,744,080	—	—	37,744,080
Industrials	19,554,780	—	—	19,554,780
Information Technology	40,485,932	—	—	40,485,932
Materials	18,817,645	—	—	18,817,645
Telecommunication Services	15,431,227	6,735,681	—	22,166,908
Utilities	69,341,987	—	—	69,341,987
Convertible Bonds
Financials	—	5,400,000	—	5,400,000
Convertible Preferred Stocks
Consumer Discretionary	—	1,360,000	—	1,360,000
Financials	12,265,488	10,036,538	—	22,302,026
Corporate Bonds
Consumer Discretionary	—	33,337,792	—	33,337,792
Consumer Staples	—	7,916,926	—	7,916,926
Energy	—	58,754,799	—	58,754,799
Financials	—	81,468,002	—	81,468,002
Health Care	—	30,028,447	—	30,028,447
Industrials	—	24,638,619	—	24,638,619

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Information Technology	$—	$30,086,188	$—	$30,086,188
Materials	—	11,620,056	—	11,620,056
Telecommunication Services	—	4,977,063	—	4,977,063
Utilities	—	40,752,650	—	40,752,650
Government Securities
Agency ABS	—	1,101,928	—	1,101,928
Foreign Governments	—	4,189,247	—	4,189,247
Municipal Bonds	—	3,210,853	—	3,210,853
Supranational	—	2,900,926	—	2,900,926
U.S. Government Agencies	—	90,363,420	—	90,363,420
U.S. Treasuries	—	65,370,400	—	65,370,400
Preferred Stocks
Energy	—	2,421,875	—	2,421,875
Financials	323,266	3,144,880	—	3,468,146
Health Care	—	1,250,625	—	1,250,625
Utilities	987,000	—	—	987,000
Short-Term Investments	—	110,109,576	—	110,109,576
Warrants
Consumer Discretionary	278,618	—	—	278,618

Total Assets	$369,517,846	$657,598,749	$—	$1,027,116,595

Liabilities:
Futures	$(5,051,982)	$—	$—	$(5,051,982)

Total Liabilities	$(5,051,982)	$—	$—	$(5,051,982)

Total	$364,465,864	$657,598,749	$—	$1,022,064,613

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities- Consumer Discretionary
Balance as of 12/31/09	$4,940,926
Total gains or losses (realized/unrealized) included in earnings	(2,331,282)
Purchases, sales, issuances, and settlements (net)	(2,609,644)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$—
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(5,051,982	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(5,051,982)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(7,129,179)	—	—	(7,129,179)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$ (7,129,179)	$—	$—	$ (7,129,179)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(5,115,477)	—	—	(5,115,477)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$ (5,115,477)	$—	$—	$ (5,115,477)

This Portfolio held futures contracts with an average notional balance of approximately $28,973,000 during the six months ended June 30, 2010.

^ This Portfolio held futures contracts to gain a economic hedge against changes in the values of securities held in the Portfolio, that does not qualify for hedge accounting under ASC 815 and also to gain or reduce exposure to the financial markets.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities and short positions	$330,514,828
Long-term U.S. Treasury securities	78,746,410

$409,261,238

Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities and short positions	$483,129,493
Long-term U.S. Treasury securities	57,591,332

$540,720,825

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,568,075
Aggregate gross unrealized depreciation	(123,599,753)

Net unrealized depreciation	$(63,031,678)

Federal income tax cost of investments	$1,090,148,273

The Portfolio has a net capital loss carryforward of $265,333,115 of which $85,491,338 expires in the year 2016 and $179,841,777 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $81,941,467)	$81,941,467
Unaffiliated Issuers (Cost $1,007,377,643)	945,175,128
Foreign cash (Cost $189,351)	192,787
Cash held as collateral at broker	9,700,400
Receivable for forward commitments	16,394,555
Receivable for securities sold	8,741,647
Dividends, interest and other receivables	7,534,705
Receivable from Separate Accounts for Trust shares sold	605,909
Receivable from investment sub-advisor	6,794

Total assets	1,070,293,392

LIABILITIES
Overdraft payable	128,094
Payable for forward commitments	31,748,297
Payable for securities purchased	6,566,051
Payable to Separate Accounts for Trust shares redeemed	1,062,541
Variation margin payable on futures contracts	771,690
Investment management fees payable	562,135
Administrative fees payable	141,828
Distribution fees payable - Class IB	125,630
Trustees’ fees payable	1,530
Accrued expenses	139,436

Total liabilities	41,247,232

NET ASSETS	$1,029,046,160

Net assets were comprised of:
Paid in capital	$1,318,492,646
Accumulated undistributed net investment income (loss)	11,154,350
Accumulated undistributed net realized gains (losses) on investments, securities sold short, futures and foreign currency transactions	(233,343,695)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(67,257,141)

Net assets	$1,029,046,160

Class IA
Net asset value, offering and redemption price per share, $430,897,245 / 54,969,384 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.84

Class IB
Net asset value, offering and redemption price per share, $598,148,915 / 76,399,942 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.83

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Interest (net of $53 foreign withholdings tax)	$17,862,771
Dividends (net of $34,188 foreign withholding tax) ($15,455 of dividend income received from affiliates)	8,382,494

Total income	26,245,265

EXPENSES
Investment management fees	3,608,736
Administrative fees	909,625
Distribution fees - Class IB	824,707
Printing and mailing expenses	66,235
Professional fees	30,181
Custodian fees	28,761
Trustees’ fees	13,425
Miscellaneous	28,410

Gross expenses	5,510,080
Less: Reimbursement from sub-advisor	(6,794)

Net expenses	5,503,286

NET INVESTMENT INCOME (LOSS)	20,741,979

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	40,129,411
Foreign currency transactions	(60,072)
Futures	(7,129,179)
Securities sold short	(58,082)

Net realized gain (loss)	32,882,078

Change in unrealized appreciation (depreciation) on:
Securities	(60,915,440)
Foreign currency translations	11,482
Futures	(5,115,477)

Net change in unrealized appreciation (depreciation)	(66,019,435)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(33,137,357)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,395,378)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,741,979	$48,233,218
Net realized gain (loss) on investments, securities sold short, futures and foreign currency transactions	32,882,078	(160,672,824)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(66,019,435)	385,634,940

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,395,378)	273,195,334

DIVIDENDS:
Dividends from net investment income
Class IA	—	(24,253,596)
Class IB	—	(34,480,330)

TOTAL DIVIDENDS	—	(58,733,926)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [719,252 and 4,951,411 shares, respectively]	5,861,760	32,894,967
Capital shares issued in reinvestment of dividends [0 and 3,085,589 shares, respectively]	—	24,253,596
Capital shares repurchased [(4,152,661) and (6,391,885) shares, respectively]	(33,137,209)	(45,930,533)

Total Class IA transactions	(27,275,449)	11,218,030

Class IB
Capital shares sold [3,457,350 and 18,389,504 shares, respectively]	27,837,696	129,470,906
Capital shares issued in reinvestment of dividends [0 and 4,386,109 shares, respectively]	—	34,480,330
Capital shares repurchased [(14,422,339) and (13,627,200) shares, respectively]	(116,133,401)	(96,538,578)

Total Class IB transactions	(88,295,705)	67,412,658

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(115,571,154)	78,630,688

TOTAL INCREASE (DECREASE) IN NET ASSETS	(127,966,532)	293,092,096
NET ASSETS:
Beginning of period	1,157,012,692	863,920,596

End of period (a)	$1,029,046,160	$1,157,012,692

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$11,154,350	$(9,587,629)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,			September 15, 2006* to December 31, 2006
Class IA		2009	2008	2007
Net asset value, beginning of period	$7.94	$6.40	$10.28	$10.41	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.15 (e)	0.36 (e)	0.64 (e)	0.63 (e)	0.13	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.25)	1.62	(3.93)	(0.38)	0.35

Total from investment operations	(0.10)	1.98	(3.29)	0.25	0.48

Less distributions:
Dividends from net investment income	—	(0.44)	(0.59)	(0.35)	(0.07)
Distributions from net realized gains	—	—	—	(0.03)	—

Total dividends and distributions	—	(0.44)	(0.59)	(0.38)	(0.07)

Net asset value, end of period	$7.84	$7.94	$6.40	$10.28	$10.41

Total return (b)	(1.26)%	30.97%	(31.65)%	2.36%	4.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$430,897	$463,554	$363,213	$275,884	$1,572
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.84%	0.91%	1.05%	1.05%	1.05%
After waivers, reimbursements and fees paid indirectly (a)	0.84%	0.84%	1.05%	1.05%	1.05%
Before waivers, reimbursements and fees paid indirectly (a)	0.84%	0.91%	1.05%	1.05%	1.28	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	3.85%	5.02%	7.22%	5.83%	4.31%
After waivers, reimbursements and fees paid indirectly (a)	3.85%	5.09%	7.22%	5.83%	4.31%
Before waivers, reimbursements and fees paid indirectly (a)	3.85%	5.02%	7.22%	5.83%	3.65%
Portfolio turnover rate	39%	106%	57%	20%	7%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,					September 15, 2006* to December 31, 2006
Class IB		2009		2008		2007
Net asset value, beginning of period	$7.94	$6.40		$10.28		$10.41	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.14 (e)	0.34	(e)	0.61	(e)	0.54 (e)	0.12	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.25)	1.62		(3.92)		(0.32)	0.35

Total from investment operations	(0.11)	1.96		(3.31)		0.22	0.47

Less distributions:
Dividends from net investment income	—	(0.42)		(0.57)		(0.32)	(0.06)
Distributions from net realized gains	—	—		—		(0.03)	—

Total dividends and distributions	—	(0.42)		(0.57)		(0.35)	(0.06)

Net asset value, end of period	$7.83	$7.94		$6.40		$10.28	$10.41

Total return (b)	(1.39)%	30.62%		(31.83)%		2.07%	4.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$598,149	$693,459		$500,707		$713,523	$153,843
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.09%	1.16	%(c)	1.30%		1.30%	1.30%
After waivers, reimbursements and fees paid indirectly (a)	1.09%	1.09	%(c)	1.30	%(c)	1.30%	1.30%
Before waivers, reimbursements and fees paid indirectly (a)	1.09%	1.16	%(c)	1.30%		1.30%	1.53	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	3.60%	4.66%		6.79%		5.06%	4.03%
After waivers, reimbursements and fees paid indirectly (a)	3.60%	4.72%		6.79%		5.06%	4.03%
Before waivers, reimbursements and fees paid indirectly (a)	3.60%	4.66%		6.79%		5.06%	3.80%
Portfolio turnover rate	39%	106%		57%		20%	7%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Health Care	26.6%
Information Technology	16.1
Industrials	13.5
Consumer Discretionary	7.6
Consumer Staples	5.0
Telecommunication Services	4.0
Energy	3.7
Utilities	2.4
Financials	1.7
Materials	1.1
Cash and Other	18.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$1,004.30	$5.22
Hypothetical (5% average return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	1,003.40	6.46
Hypothetical (5% average return before expenses)	1,000.00	1,018.35	6.51

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.05% and 1.30% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.6%)
Diversified Consumer Services (0.1%)
Corinthian Colleges, Inc.*	8,500	$83,725

Hotels, Restaurants & Leisure (0.7%)
Boyd Gaming Corp.*	45,000	382,050
CKE Restaurants, Inc.	50,000	626,500
Dover Motorsports, Inc.*	35,000	63,700
Ladbrokes plc	30,000	56,651
Rubio’s Restaurants, Inc.*	25,000	211,750

		1,340,651

Household Durables (0.4%)
Fortune Brands, Inc.	8,000	313,440
Harman International Industries, Inc.*	10,000	298,900
Nobility Homes, Inc.*	2,400	21,312
Skyline Corp.	11,000	198,110

		831,762

Media (6.1%)
Acme Communications, Inc.*	20,000	19,600
Ascent Media Corp., Class A*	5,000	126,300
Beasley Broadcasting Group, Inc., Class A*	25,000	121,750
British Sky Broadcasting Group plc	25,000	260,753
Cablevision Systems Corp. - New York Group, Class A	30,000	720,300
Clear Channel Outdoor Holdings, Inc., Class A*	195,000	1,692,600
Crown Media Holdings, Inc., Class A*	13,000	22,880
DIRECTV, Class A*	2,000	67,840
Fisher Communications, Inc.*	30,000	505,200
Interactive Data Corp.	24,000	801,120
Liberty Media Corp. - Capital, Class A*	10,000	419,100
LIN TV Corp., Class A*	35,000	189,350
Media General, Inc., Class A*	54,000	527,040
RCN Corp.*	430,000	6,368,300
Salem Communications Corp., Class A*	18,000	66,780

		11,908,913

Multiline Retail (0.2%)
Macy’s, Inc.	16,000	286,400

Specialty Retail (0.1%)
Midas, Inc.*	31,000	237,770

Textiles, Apparel & Luxury Goods (0.0%)
Heelys, Inc.*	18,000	43,740

Total Consumer Discretionary		14,732,961

Consumer Staples (5.0%)
Beverages (2.0%)
Coca-Cola Enterprises, Inc.	150,000	3,879,000

Food & Staples Retailing (0.6%)
Casey’s General Stores, Inc.	33,000	1,151,700

	Number of Shares	Value (Note 1)

Food Products (2.3%)
American Italian Pasta Co., Class A*	58,800	$3,108,756
Flowers Foods, Inc.	500	12,215
Kraft Foods, Inc., Class A	20,000	560,000
Reddy Ice Holdings, Inc.*	1,000	3,230
Tootsie Roll Industries, Inc.	36,050	852,582

		4,536,783

Personal Products (0.1%)
Alberto-Culver Co.	3,500	94,815

Total Consumer Staples		9,662,298

Energy (3.7%)
Energy Equipment & Services (0.8%)
Rowan Cos., Inc.*	13,000	285,220
RPC, Inc.	90,000	1,228,500
Scorpion Offshore Ltd.*	12,000	74,441
Smith International, Inc.	1,000	37,650

		1,625,811

Oil, Gas & Consumable Fuels (2.9%)
Anadarko Petroleum Corp.	4,000	144,360
Dragon Oil plc*	150,000	903,221
Exxon Mobil Corp.	78,078	4,455,911
WesternZagros Resources Ltd.*	40,000	17,660

		5,521,152

Total Energy		7,146,963

Financials (1.7%)
Capital Markets (0.5%)
BKF Capital Group, Inc.*	12,000	11,160
Deutsche Bank AG (Registered)	3,000	168,480
GLG Partners, Inc.*	50,000	219,000
SWS Group, Inc.	65,000	617,500

		1,016,140

Consumer Finance (0.4%)
American Express Co.	8,000	317,600
SLM Corp.*	54,000	561,060

		878,660

Insurance (0.5%)
CNA Surety Corp.*	55,000	883,850
Marsh & McLennan Cos., Inc.	5,000	112,750

		996,600

Real Estate Management & Development (0.0%)
Eco Business-Immobilien AG*	500	3,930

Thrifts & Mortgage Finance (0.3%)
Flushing Financial Corp.	4,000	48,920
NewAlliance Bancshares, Inc.	40,000	448,400

		497,320

Total Financials		3,392,650

Health Care (26.6%)
Biotechnology (0.5%)
Abraxis Bioscience, Inc.*	3,000	222,600
Biogen Idec, Inc.*	8,500	403,325
Talecris Biotherapeutics Holdings Corp.*	20,000	422,000

		1,047,925

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Equipment & Supplies (9.6%)
Alcon, Inc.	16,000	$2,371,040
ArthroCare Corp.*	34,000	1,042,100
ATS Medical, Inc.*	70,000	277,900
ev3, Inc.*	350,000	7,843,500
Exactech, Inc.*	10,000	170,800
HealthTronics, Inc.*	20,000	96,600
National Dentex Corp.*	19,200	323,520
SenoRx, Inc.*	467,300	5,130,954
Somanetics Corp.*	58,300	1,454,585

		18,710,999

Health Care Providers & Services (0.9%)
Chemed Corp.	5,000	273,200
Odyssey HealthCare, Inc.*	10,600	283,232
Psychiatric Solutions, Inc.*	23,000	752,560
Virtual Radiologic Corp.*	20,000	343,200

		1,652,192

Health Care Technology (4.2%)
Phase Forward, Inc.*	485,000	8,089,800

Life Sciences Tools & Services (10.8%)
Millipore Corp.*	170,000	18,130,500
WuXi PharmaTech Cayman, Inc. (ADR)*	180,000	2,872,800

		21,003,300

Pharmaceuticals (0.6%)
Allergan, Inc.	1,500	87,390
Javelin Pharmaceuticals, Inc.*	450,000	990,000
Valeant Pharmaceuticals International*	1,000	52,290

		1,129,680

Total Health Care		51,633,896

Industrials (13.5%)
Aerospace & Defense (7.1%)
Argon ST, Inc.*	9,000	308,610
DynCorp International, Inc., Class A*	450,000	7,884,000
Herley Industries, Inc.*	76,000	1,083,760
ITT Corp.	2,500	112,300
Stanley, Inc.*	120,000	4,485,600

		13,874,270

Air Freight & Logistics (0.1%)
Park-Ohio Holdings Corp.*	8,000	115,120

Building Products (0.3%)
Griffon Corp.*	45,000	497,700

Commercial Services & Supplies (3.2%)
Bowne & Co., Inc.	280,000	3,141,600
Sperian Protection	22,000	3,091,806

		6,233,406

Construction & Engineering (0.2%)
Seacliff Construction Corp.	28,000	449,767

Electrical Equipment (0.3%)
SL Industries, Inc.*	44,000	528,000

	Number of Shares	Value (Note 1)

Industrial Conglomerates (1.2%)
Tyco International Ltd.	65,000	$2,289,950

Machinery (0.9%)
Baldwin Technology Co., Inc., Class A*	23,500	27,730
CIRCOR International, Inc.	5,000	127,900
Navistar International Corp.*	24,000	1,180,800
Tennant Co.	12,000	405,840

		1,742,270

Professional Services (0.0%)
Scott Wilson Group plc	3,000	11,937

Road & Rail (0.1%)
Arriva plc	4,000	45,677
Dollar Thrifty Automotive Group, Inc.*	2,000	85,220

		130,897

Trading Companies & Distributors (0.1%)
Kaman Corp.	12,000	265,440

Total Industrials		26,138,757

Information Technology (16.1%)
Communications Equipment (1.7%)
Palm, Inc.*	574,900	3,271,181

Computers & Peripherals (0.5%)
Diebold, Inc.	30,000	817,500
SanDisk Corp.*	6,000	252,420

		1,069,920

Electronic Equipment, Instruments & Components (2.9%)
Bell Microproducts, Inc.*	760,000	5,304,800
Park Electrochemical Corp.	5,000	122,050
Zygo Corp.*	19,200	155,712

		5,582,562

Internet Software & Services (0.7%)
Yahoo!, Inc.*	100,000	1,383,000

IT Services (3.9%)
Cybersource Corp.*	274,000	6,995,220
Intelligroup, Inc.*	80,000	370,400
Matrikon, Inc.	30,000	126,532

		7,492,152

Semiconductors & Semiconductor Equipment (0.1%)
International Rectifier Corp.*	6,000	111,660
Virage Logic Corp.*	8,000	95,120

		206,780

Software (6.3%)
Double-Take Software, Inc.*	50,000	524,500
Global IP Solutions Holding AB*	10,000	19,331
Mentor Graphics Corp.*	10,000	88,500
Novell, Inc.*	20,000	113,600
SonicWALL, Inc.*	200,000	2,350,000
Sybase, Inc.*	125,000	8,082,500
Take-Two Interactive Software, Inc.*	125,000	1,125,000

		12,303,431

Total Information Technology		31,309,026

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Materials (1.1%)
Chemicals (0.3%)
A. Schulman, Inc.	4,000	$75,840
Airgas, Inc.	4,000	248,800
Ferro Corp.*	28,000	206,360

		531,000

Construction Materials (0.0%)
Cimpor Cimentos de Portugal SGPS S.A.	10,000	55,572

Containers & Packaging (0.2%)
Greif, Inc., Class A	1,000	55,540
Myers Industries, Inc.	42,000	339,780

		395,320

Metals & Mining (0.6%)
Camino Minerals Corp.*†	4,000	601
Gerdau Ameristeel Corp.*	100,000	1,090,000
Gold Fields Ltd. (ADR)	3,000	40,110

		1,130,711

Total Materials		2,112,603

Telecommunication Services (4.0%)
Diversified Telecommunication Services (1.2%)
Asia Satellite Telecommunications Holdings Ltd.	65,000	99,629
BCE, Inc.	60,000	1,756,200
Cincinnati Bell, Inc.*	170,000	511,700

		2,367,529

Wireless Telecommunication Services (2.8%)
Millicom International Cellular S.A.	21,000	1,702,470
Sprint Nextel Corp.*	290,000	1,229,600
Telephone & Data Systems, Inc.	25,000	759,750
U.S. Cellular Corp.*	40,000	1,646,000

		5,337,820

Total Telecommunication Services		7,705,349

Utilities (2.4%)
Electric Utilities (0.8%)
Allegheny Energy, Inc.	45,000	930,600
PNM Resources, Inc.	33,000	368,940
Westar Energy, Inc.	8,000	172,880

		1,472,420

Gas Utilities (0.9%)
National Fuel Gas Co.	38,000	1,743,440

Independent Power Producers & Energy Traders (0.6%)
Constellation Energy Group, Inc.	25,000	806,250
NRG Energy, Inc.*	15,000	318,150

		1,124,400

	Number of Shares	Value (Note 1)

Multi-Utilities (0.1%)
GDF Suez*	3,801	$5
NorthWestern Corp.	10,000	262,000

		262,005

Water Utilities (0.0%)
Southwest Water Co.	10,000	104,800

Total Utilities		4,707,065

Total Common Stocks (81.7%) (Cost $160,953,785)		158,541,568

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Fresenius Kabi Pharmaceuticals Holding, Inc., expiring 6/30/11* (Cost $—)	6,000	786

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (15.5%)
U.S. Treasury Bills
0.11%, 8/26/10 (o)(p)	$10,000,000	9,998,318
0.16%, 9/23/10 (o)(p)	20,000,000	19,992,540

Total Government Securities		29,990,858

Time Deposit (7.1%)
JPMorgan Chase Nassau 0.000%, 7/1/10	13,762,521	13,762,521

Total Short-Term Investments (22.6%) (Cost/Amortized Cost $43,754,432)		43,753,379

Total Investments (104.3%) (Cost/Amortized Cost $204,708,217)		202,295,733
Other Assets Less Liabilities (-4.3%)		(8,284,528)

Net Assets (100%)		$194,011,205

*	Non-income producing.
†	Securities (totaling $601 or 0.0% of net assets) at fair value by management.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2010.
(p)	Yield to maturity.

Glossary:

ADR—	American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$14,415,557	$317,404	$—	$14,732,961
Consumer Staples	9,662,298	—	—	9,662,298
Energy	6,169,301	977,662	—	7,146,963
Financials	3,377,560	15,090	—	3,392,650
Health Care	51,633,896	—	—	51,633,896
Industrials	22,989,337	3,149,420	—	26,138,757
Information Technology	31,289,695	19,331	—	31,309,026
Materials	2,056,430	55,572	601	2,112,603
Telecommunication Services	7,605,720	99,629	—	7,705,349
Utilities	4,707,060	5	—	4,707,065
Rights
Health Care	786	—	—	786
Short-Term Investments	—	43,753,379	—	43,753,379

Total Assets	$153,907,640	$48,387,492	$601	$202,295,733

Total Liabilities	$—	$—	$—	$—

Total	$153,907,640	$48,387,492	$601	$202,295,733

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Materials
Balance as of 12/31/09	$—
Total gains or losses (realized/unrealized) included in earnings	6
Purchases, sales, issuances, and settlements (net)	595
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 6/30/10	$601

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$6

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$209,959,109
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$142,416,890

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,573,709
Aggregate gross unrealized depreciation	(10,926,833)

Net unrealized depreciation	$(6,353,124)

Federal income tax cost of investments	$208,648,857

For the six months ended June 30, 2010, the Portfolio incurred approximately $151,574 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $4,090,924 which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $204,708,217)	$202,295,733
Foreign cash (Cost $1,102,631)	1,101,523
Receivable from Separate Accounts for Trust shares sold	385,271
Receivable for securities sold	203,793
Dividends, interest and other receivables	112,097
Other assets	1,722

Total assets	204,100,139

LIABILITIES
Overdraft payable	960
Payable for securities purchased	9,672,234
Investment management fees payable	144,393
Payable to Separate Accounts for Trust shares redeemed	141,333
Distribution fees payable - Class IB	38,065
Administrative fees payable	18,862
Trustees’ fees payable	675
Accrued expenses	72,412

Total liabilities	10,088,934

NET ASSETS	$194,011,205

Net assets were comprised of:
Paid in capital	$201,988,118
Accumulated undistributed net investment income (loss)	(494,607)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(5,066,693)
Unrealized appreciation (depreciation) on investments and foreign currency translations	(2,415,613)

Net assets	$194,011,205

Class IA
Net asset value, offering and redemption price per share, $9,850,305 / 839,951 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.73

Class IB
Net asset value, offering and redemption price per share, $184,160,900 / 15,742,710 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.70

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $54,264 foreign withholding tax)	$714,496
Interest	32,660

Total income	747,156

EXPENSES
Investment management fees	850,465
Distribution fees - Class IB	224,393
Administrative fees	111,702
Printing and mailing expenses	10,971
Custodian fees	6,447
Professional fees	6,179
Trustees’ fees	2,187
Miscellaneous	6,899

Gross expenses	1,219,243
Less: Fees paid indirectly	(9,121)

Net expenses	1,210,122

NET INVESTMENT INCOME (LOSS)	(462,966)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	2,989,621
Foreign currency transactions	(41,643)

Net realized gain (loss)	2,947,978

Change in unrealized appreciation (depreciation) on:
Securities	(2,253,993)
Foreign currency translations	(3,663)

Net change in unrealized appreciation (depreciation)	(2,257,656)

NET REALIZED AND UNREALIZED GAIN (LOSS)	690,322

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$227,356

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(462,966)	$(712,773)
Net realized gain (loss) on investments and foreign currency transactions	2,947,978	(5,534,932)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(2,257,656)	30,324,101

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	227,356	24,076,396

DISTRIBUTIONS:
Distributions from net realized capital gains
Class IA	—	(36,144)
Class IB	—	(784,555)

TOTAL DISTRIBUTIONS	—	(820,699)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [135,884 and 235,481 shares, respectively]	1,624,943	2,645,319
Capital shares issued in reinvestment of distributions [0 and 3,359 shares, respectively]	—	36,144
Capital shares repurchased [(65,828) and (121,253) shares, respectively]	(781,462)	(1,324,375)

Total Class IA transactions	843,481	1,357,088

Class IB
Capital shares sold [2,896,858 and 4,856,458 shares, respectively]	34,356,997	52,367,592
Capital shares issued in reinvestment of distributions [0 and 72,922 shares, respectively]	—	784,555
Capital shares repurchased [(1,837,340) and (4,029,011) shares, respectively]	(21,662,351)	(42,626,525)

Total Class IB transactions	12,694,646	10,525,622

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	13,538,127	11,882,710

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,765,483	35,138,407
NET ASSETS:
Beginning of period	180,245,722	145,107,315

End of period (a)	$194,011,205	$180,245,722

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(494,607)	$(31,641)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,			June 8, 2007* to December 31, 2007
Class IA			2009		2008
Net asset value, beginning of period	$11.68		$10.04		$12.22	$13.28

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	(0.02	)(e)	0.08 (e)	0.09 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.06		1.72		(1.73)	(0.48)

Total from investment operations	0.05		1.70		(1.65)	(0.39)

Less distributions:
Dividends from net investment income	—		—		(0.08)	(0.12)
Distributions from net realized gains	—		(0.06)		(0.45)	(0.55)

Total dividends and distributions	—		(0.06)		(0.53)	(0.67)

Net asset value, end of period	$11.73		$11.68		$10.04	$12.22

Total return (b)	0.43%		16.94%		(13.62)%	(2.87)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,850		$8,991		$6,549	$10,580
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.04%		1.06%		1.12%	1.08%
Before fees paid indirectly (a)	1.05%		1.08%		1.13%	1.09%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	(0.25)%		(0.23)%		0.71%	1.19%
Before fees paid indirectly (a)	(0.26)%		(0.24)%		0.69%	1.17%
Portfolio turnover rate	121%		206%		231%	268%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class IB			2009		2008	2007		2006	2005
Net asset value, beginning of period	$11.66		$10.05		$12.23	$12.45		$11.61	$11.37

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	(0.05	)(e)	0.05 (e)	0.11	(e)	0.25 (e)	0.12 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.07		1.72		(1.72)	0.31		1.16	0.40

Total from investment operations	0.04		1.67		(1.67)	0.42		1.41	0.52

Less distributions:
Dividends from net investment income	—		—		(0.06)	(0.09)		(0.23)	(0.07)
Distributions from net realized gains	—		(0.06)		(0.45)	(0.55)		(0.34)	(0.21)

Total dividends and distributions	—		(0.06)		(0.51)	(0.64)		(0.57)	(0.28)

Net asset value, end of period	$11.70		$11.66		$10.05	$12.23		$12.45	$11.61

Total return (b)	0.34%		16.63%		(13.83)%	3.42%		12.16%	4.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$184,161		$171,255		$138,558	$165,261		$115,091	$42,040
Ratio of expenses to average net assets:
After waivers (a)	1.30%		1.33%		1.38%	1.34	%(c)	1.45%	1.45%
After waivers and fees paid indirectly (a)	1.29%		1.31%		1.37%	1.33	%(c)	1.37%	1.38%
Before waivers and fees paid indirectly (a)	1.30%		1.33%		1.38%	1.34	%(c)	1.45%	1.73%
Ratio of net investment income to average net assets:
After waivers (a)	(0.51)%		(0.48)%		0.44%	0.83%		1.97%	0.93%
After waivers and fees paid indirectly (a)	(0.50)%		(0.46)%		0.46%	0.86%		2.05%	1.00%
Before waivers and fees paid indirectly (a)	(0.51)%		(0.48)%		0.44%	0.83%		1.97%	0.65%
Portfolio turnover rate	121%		206%		231%	268%		249%	179%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Industrials	26.4%
Consumer Discretionary	20.2
Health Care	8.9
Consumer Staples	8.4
Utilities	8.3
Information Technology	8.0
Materials	7.6
Financials	4.9
Energy	2.9
Telecommunication Services	2.2
Cash and Other	2.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$996.60	$4.31
Hypothetical (5% average return before expenses)	1,000.00	1,020.48	4.36
Class IB
Actual	1,000.00	995.60	5.54
Hypothetical (5% average return before expenses)	1,000.00	1,019.24	5.61

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.87% and 1.12%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (20.2%)
Auto Components (3.3%)
BorgWarner, Inc.*	200,000	$7,468,000
Dana Holding Corp.*	500,000	5,000,000
Federal-Mogul Corp.*	70,000	911,400
Hawk Corp., Class A*	135,200	3,440,840
Modine Manufacturing Co.*	550,000	4,224,000
SORL Auto Parts, Inc.*	15,000	124,800
Spartan Motors, Inc.	290,000	1,218,000
Standard Motor Products, Inc.	720,000	5,810,400
Stoneridge, Inc.*	295,000	2,239,050
Strattec Security Corp.*	122,000	2,696,200
Superior Industries International, Inc.	315,000	4,233,600
Tenneco, Inc.*	540,000	11,372,400

		48,738,690

Automobiles (0.0%)
Thor Industries, Inc.	4,000	95,000
Winnebago Industries, Inc.*	33,000	328,020

		423,020

Diversified Consumer Services (0.6%)
Cambium Learning Group, Inc.*	300,000	1,080,000
Corinthian Colleges, Inc.*	210,000	2,068,500
Matthews International Corp., Class A	15,000	439,200
Stewart Enterprises, Inc., Class A	200,000	1,082,000
Universal Technical Institute, Inc.*	189,000	4,467,960

		9,137,660

Hotels, Restaurants & Leisure (3.8%)
Biglari Holdings, Inc.*	29,907	8,580,318
Boyd Gaming Corp.*	250,000	2,122,500
Canterbury Park Holding Corp.*	199,055	1,512,818
Cheesecake Factory, Inc.*	33,000	734,580
Churchill Downs, Inc.	222,092	7,284,618
Denny’s Corp.*	320,000	832,000
Dover Downs Gaming & Entertainment, Inc.	90,000	260,100
Dover Motorsports, Inc.*	445,000	809,900
Gaylord Entertainment Co.*	395,000	8,725,550
International Speedway Corp., Class A	24,000	618,240
Lakes Entertainment, Inc.*	95,000	145,350
Las Vegas Sands Corp.*	300,000	6,642,000
Marcus Corp.	185,000	1,750,100
Morgans Hotel Group Co.*	65,000	400,400
Nathan’s Famous, Inc.*	109,000	1,693,860
Orient-Express Hotels Ltd., Class A*	315,000	2,331,000
Penn National Gaming, Inc.*	110,000	2,541,000
Pinnacle Entertainment, Inc.*	360,000	3,405,600
Sonesta International Hotels Corp., Class A‡	342,000	4,811,940
Wendy’s/Arby’s Group, Inc., Class A	110,000	440,000

		55,641,874

	Number of Shares	Value (Note 1)

Household Durables (0.8%)
All American Group, Inc.*	452,000	$230,520
Cavco Industries, Inc.*	104,000	3,658,720
Harman International Industries, Inc.*	144,000	4,304,160
Nobility Homes, Inc.*	58,000	515,040
Skyline Corp.	148,000	2,665,480

		11,373,920

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	470,000	968,200
NutriSystem, Inc.	35,000	802,900

		1,771,100

Leisure Equipment & Products (0.4%)
Brunswick Corp.	35,000	435,050
Eastman Kodak Co.*	300,000	1,302,000
Marine Products Corp.*	260,000	1,471,600
Universal Entertainment Corp.*	125,000	2,261,153

		5,469,803

Media (5.2%)
Acme Communications, Inc.*	210,000	205,800
Ascent Media Corp., Class A*	110,077	2,780,545
Beasley Broadcasting Group, Inc., Class A*‡	380,000	1,850,600
Belo Corp., Class A*	210,000	1,194,900
Cablevision Systems Corp. - New York Group, Class A	315,000	7,563,150
Carmike Cinemas, Inc.*	140,000	848,400
Clear Channel Outdoor Holdings, Inc., Class A*	200,000	1,736,000
Crown Media Holdings, Inc., Class A*	122,000	214,720
Cumulus Media, Inc., Class A*	5	13
Discovery Communications, Inc., Class A*	20,000	714,200
Discovery Communications, Inc., Class C*	12,500	386,625
Emmis Communications Corp., Class A*	90,000	198,000
EW Scripps Co., Class A*	342,000	2,541,060
Fisher Communications, Inc.*	325,000	5,473,000
Global Sources Ltd.*	225,000	1,764,000
Gray Television, Inc.*	810,000	1,952,100
Grupo Televisa S.A. (ADR)	110,000	1,915,100
Il Sole 24 Ore*	530,000	900,884
Imax Corp.*	46,000	671,600
Interactive Data Corp.	130,000	4,339,400
Interpublic Group of Cos., Inc.*	950,000	6,773,500
Journal Communications, Inc., Class A*	995,000	3,950,150
LIN TV Corp., Class A*	570,000	3,083,700
Madison Square Garden, Inc., Class A*	332,000	6,530,440
Martha Stewart Living Omnimedia, Inc., Class A*	315,000	1,549,800
MDC Partners, Inc., Class A	7,000	74,760
Media General, Inc., Class A*	800,000	7,808,000
Meredith Corp.	50,000	1,556,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

PRIMEDIA, Inc.	135,000	$395,550
RCN Corp.*	222,000	3,287,820
Salem Communications Corp., Class A*	545,000	2,021,950
SearchMedia Holdings Ltd.*	130,000	400,400
Sinclair Broadcast Group, Inc., Class A*	250,000	1,457,500
Warner Music Group Corp.*	38,000	184,680
World Wrestling Entertainment, Inc., Class A	2,000	31,120

		76,355,967

Multiline Retail (0.4%)
99 Cents Only Stores*	80,000	1,184,000
Bon-Ton Stores, Inc.*	490,000	4,777,500

		5,961,500

Specialty Retail (5.3%)
AutoNation, Inc.*	600,000	11,700,000
Barnes & Noble, Inc.	41,000	528,900
Bed Bath & Beyond, Inc.*	125,000	4,635,000
Big 5 Sporting Goods Corp.	75,000	985,500
Bowlin Travel Centers, Inc.*	76,000	92,720
Coldwater Creek, Inc.*	955,000	3,208,800
Collective Brands, Inc.*	13,000	205,400
Midas, Inc.*	524,000	4,019,080
Monro Muffler Brake, Inc.	44,000	1,739,320
O’Reilly Automotive, Inc.*	500,000	23,780,000
Penske Automotive Group, Inc.*	490,000	5,566,400
PEP Boys-Manny, Moe & Jack	530,000	4,695,800
Sally Beauty Holdings, Inc.*	500,000	4,100,000
Tractor Supply Co.	195,000	11,889,150

		77,146,070

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.*	85,000	2,045,100
Movado Group, Inc.*	68,000	726,240
Wolverine World Wide, Inc.	25,000	630,500

		3,401,840

Total Consumer Discretionary		295,421,444

Consumer Staples (8.4%)
Beverages (0.6%)
Boston Beer Co., Inc., Class A*	84,000	5,665,800
Brown-Forman Corp., Class A	30,000	1,746,000
Brown-Forman Corp., Class B	3,025	173,121
Davide Campari-Milano S.p.A.	280,000	1,373,538

		8,958,459

Food & Staples Retailing (2.2%)
Casey’s General Stores, Inc.	180,000	6,282,000
Great Atlantic & Pacific Tea Co., Inc.*	890,000	3,471,000
Ingles Markets, Inc., Class A‡	660,003	9,933,045
United Natural Foods, Inc.*	83,000	2,480,040
Village Super Market, Inc., Class A	92,087	2,417,284
Weis Markets, Inc.	60,000	1,974,600
Winn-Dixie Stores, Inc.*	476,500	4,593,460

		31,151,429

	Number of Shares	Value (Note 1)

Food Products (3.5%)
American Dairy, Inc.*	230,000	$3,668,500
Bull-Dog Sauce Co., Ltd.	40,000	88,935
Corn Products International, Inc.	300,000	9,090,000
Dean Foods Co.*	60,000	604,200
Del Monte Foods Co.	550,000	7,914,500
Diamond Foods, Inc.	7,000	287,700
Flowers Foods, Inc.	35,000	855,050
Griffin Land & Nurseries, Inc.‡	263,922	6,703,619
Hain Celestial Group, Inc.*	165,000	3,328,050
J&J Snack Foods Corp.	50,000	2,105,000
John B. Sanfilippo & Son, Inc.*	2,000	28,940
Lifeway Foods, Inc.*	230,005	2,240,249
Ralcorp Holdings, Inc.*	54,000	2,959,200
Rock Field Co., Ltd.	200,000	2,682,965
Smart Balance, Inc.*	160,000	654,400
Tootsie Roll Industries, Inc.	339,982	8,040,574

		51,251,882

Household Products (1.2%)
Church & Dwight Co., Inc.	43,000	2,696,530
Energizer Holdings, Inc.*	52,000	2,614,560
Katy Industries, Inc.*‡	636,300	1,100,799
Oil-Dri Corp. of America‡	432,000	9,914,400
WD-40 Co.	38,000	1,269,200

		17,595,489

Personal Products (0.9%)
Alberto-Culver Co.	85,000	2,302,650
Elizabeth Arden, Inc.*	11,000	159,720
Revlon, Inc., Class A*	22,000	245,520
Schiff Nutrition International, Inc.‡	1,255,000	8,935,600
United-Guardian, Inc.	153,000	1,826,820

		13,470,310

Total Consumer Staples		122,427,569

Energy (2.9%)
Energy Equipment & Services (2.8%)
Key Energy Services, Inc.*	90,000	826,200
Lufkin Industries, Inc.	252,000	9,825,480
Oceaneering International, Inc.*	60,000	2,694,000
Rowan Cos., Inc.*	215,000	4,717,100
RPC, Inc.	1,600,000	21,840,000
Union Drilling, Inc.*	126,000	694,260

		40,597,040

Oil, Gas & Consumable Fuels (0.1%)
Genesis Energy LP	51,000	977,160
Voyager Oil & Gas, Inc.*	45,503	172,911

		1,150,071

Total Energy		41,747,111

Financials (4.9%)
Capital Markets (2.7%)
Artio Global Investors, Inc.	75,000	1,180,500
BKF Capital Group, Inc.*	50,000	46,500
Calamos Asset Management, Inc., Class A	105,000	974,400
Cohen & Steers, Inc.	185,000	3,836,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Duff & Phelps Corp., Class A	35,000	$442,050
Epoch Holding Corp.	433,400	5,317,818
GAM Holding Ltd.*	230,000	2,507,306
Janus Capital Group, Inc.	690,000	6,127,200
KKR & Co. (Guernsey) L.P.	150,000	1,399,669
Legg Mason, Inc.	30,000	840,900
Pzena Investment Management, Inc., Class A	16,000	101,920
SWS Group, Inc.	580,000	5,510,000
Waddell & Reed Financial, Inc., Class A	491,000	10,743,080

		39,028,243

Commercial Banks (0.5%)
Fidelity Southern Corp.*	25,885	169,806
Hudson Valley Holding Corp.	30,000	693,600
Nara Bancorp, Inc.*	560,000	4,720,800
Sterling Bancorp/New York	280,000	2,520,000

		8,104,206

Consumer Finance (0.2%)
Discover Financial Services	170,000	2,376,600

Diversified Financial Services (0.0%)
Medallion Financial Corp.	16,000	105,600

Insurance (1.0%)
Alleghany Corp.*	3,329	976,396
Argo Group International Holdings Ltd.	75,000	2,294,250
CNA Surety Corp.*	755,000	12,132,850

		15,403,496

Real Estate Investment Trusts (REITs) (0.0%)
Gyrodyne Co. of America, Inc. (REIT)*	6,000	282,000

Real Estate Management & Development (0.0%)
Capital Properties, Inc., Class A	11,260	79,946
Capital Properties, Inc., Class B†	7,800	55,380

		135,326

Thrifts & Mortgage Finance (0.5%)
Crazy Woman Creek Bancorp, Inc.	15,750	181,125
Flushing Financial Corp.	190,000	2,323,700
NewAlliance Bancshares, Inc.	400,000	4,484,000

		6,988,825

Total Financials		72,424,296

Health Care (8.9%)
Biotechnology (0.5%)
Cepheid, Inc.*	200,000	3,204,000
Crucell N.V. (ADR)*	235,000	4,305,200

		7,509,200

Health Care Equipment & Supplies (3.6%)
Align Technology, Inc.*	65,000	966,550
AngioDynamics, Inc.*	120,000	1,770,000
Anika Therapeutics, Inc.*	8,000	47,120
ArthroCare Corp.*	172,000	5,271,800
Biolase Technology, Inc.*	135,000	199,800
CONMED Corp.*	80,000	1,490,400

	Number of Shares	Value (Note 1)

Cooper Cos., Inc.	100,000	$3,979,000
Cutera, Inc.*	390,000	3,591,900
Cynosure, Inc., Class A*	16,000	172,320
Del Global Technologies Corp.*	70,000	63,000
DENTSPLY International, Inc.	4,000	119,640
DexCom, Inc.*	58,000	670,480
Exactech, Inc.*	180,000	3,074,400
Greatbatch, Inc.*	60,000	1,338,600
ICU Medical, Inc.*	22,000	707,740
Inverness Medical Innovations, Inc.*	10,000	266,600
IRIS International, Inc.*	240,000	2,433,600
Kensey Nash Corp.*	67,000	1,588,570
Kinetic Concepts, Inc.*	32,000	1,168,320
Micrus Endovascular Corp.*	240,000	4,989,600
National Dentex Corp.*	40,000	674,000
Neogen Corp.*	10,000	260,500
Orthofix International N.V.*	60,000	1,923,000
Palomar Medical Technologies, Inc.*	75,000	839,250
Quidel Corp.*	150,000	1,903,500
Rochester Medical Corp.*	80,000	756,000
RTI Biologics, Inc.*	130,000	380,900
SSL International plc	640,000	7,659,045
Syneron Medical Ltd.*	30,000	308,400
Vascular Solutions, Inc.*	230,000	2,875,000
Wright Medical Group, Inc.*	20,000	332,200
Young Innovations, Inc.	55,400	1,559,510

		53,380,745

Health Care Providers & Services (2.6%)
American Dental Partners, Inc.*	20,000	242,200
Animal Health International, Inc.*	200,000	496,000
Chemed Corp.	250,800	13,703,712
Continucare Corp.*	80,000	268,000
Henry Schein, Inc.*	10,000	549,000
MWI Veterinary Supply, Inc.*	30,000	1,507,800
Odyssey HealthCare, Inc.*	568,000	15,176,960
Owens & Minor, Inc.	120,000	3,405,600
Patterson Cos., Inc.	50,000	1,426,500
PSS World Medical, Inc.*	58,000	1,226,700

		38,002,472

Life Sciences Tools & Services (1.8%)
Life Technologies Corp.*	20,000	945,000
Millipore Corp.*	240,000	25,596,000

		26,541,000

Pharmaceuticals (0.4%)
Allergan, Inc.	32,000	1,864,320
Heska Corp.*	135,000	85,050
Matrixx Initiatives, Inc.*	100,000	460,000
Pain Therapeutics, Inc.*	495,000	2,752,200

		5,161,570

Total Health Care		130,594,987

Industrials (26.4%)
Aerospace & Defense (3.2%)
AAR Corp.*	75,000	1,255,500
Astronics Corp.*	10,000	163,600

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Astronics Corp., Class B*	2,600	$41,600
Curtiss-Wright Corp.	698,000	20,269,920
GenCorp, Inc.*	807,000	3,534,660
HEICO Corp.	32,500	1,167,400
Herley Industries, Inc.*	424,000	6,046,240
Innovative Solutions & Support, Inc.*	15,000	66,000
Moog, Inc., Class A*	60,000	1,933,800
Moog, Inc., Class B*	30,900	999,306
Precision Castparts Corp.	110,000	11,321,200

		46,799,226

Air Freight & Logistics (0.4%)
Park-Ohio Holdings Corp.*	458,000	6,590,620

Building Products (0.8%)
A.O. Smith Corp.	15,000	722,850
Griffon Corp.*	1,000,000	11,060,000

		11,782,850

Commercial Services & Supplies (2.3%)
ACCO Brands Corp.*	150,000	748,500
Bowne & Co., Inc.	120,000	1,346,400
Brink’s Co.	135,000	2,569,050
Casella Waste Systems, Inc., Class A*	130,000	496,600
Covanta Holding Corp.*	220,000	3,649,800
KAR Auction Services, Inc.*	150,000	1,855,500
Republic Services, Inc.	400,000	11,892,000
Rollins, Inc.	438,000	9,062,220
Waste Connections, Inc.*	15,000	523,350
Waste Services, Inc.*	55,000	641,300
WCA Waste Corp.*	100,000	446,000

		33,230,720

Construction & Engineering (0.7%)
Furmanite Corp.*	530,900	2,107,673
Insituform Technologies, Inc., Class A*	80,000	1,638,400
Layne Christensen Co.*	250,000	6,067,500

		9,813,573

Electrical Equipment (4.7%)
AMETEK, Inc.	182,000	7,307,300
AZZ, Inc.	4,000	147,080
Baldor Electric Co.	300,000	10,824,000
Belden, Inc.	50,000	1,100,000
C&D Technologies, Inc.*	10,000	8,811
Ener1, Inc.*	14,000	47,320
Franklin Electric Co., Inc.	120,000	3,458,400
GrafTech International Ltd.*	1,440,000	21,052,800
Magnetek, Inc.*	645,000	593,400
Rockwell Automation, Inc.	116,000	5,694,440
Roper Industries, Inc.	40,000	2,238,400
SL Industries, Inc.*	271,200	3,254,400
Thomas & Betts Corp.*	360,000	12,492,000
Woodward Governor Co.	43,000	1,097,790

		69,316,141

Industrial Conglomerates (2.0%)
Otter Tail Corp.	180,000	3,479,400
Standex International Corp.	86,000	2,180,100

	Number of Shares	Value (Note 1)

Textron, Inc.	290,000	$4,921,300
Tredegar Corp.	814,000	13,284,480
Tyco International Ltd.	136,116	4,795,367

		28,660,647

Machinery (9.5%)
Ampco-Pittsburgh Corp.	285,000	5,936,550
Astec Industries, Inc.*	43,000	1,192,390
Badger Meter, Inc.	36,000	1,392,840
Baldwin Technology Co., Inc., Class A*	460,000	542,800
Barnes Group, Inc.	12,000	196,680
CIRCOR International, Inc.	445,000	11,383,100
CLARCOR, Inc.	385,000	13,675,200
CNH Global N.V.*	800,000	18,120,000
Crane Co.	575,000	17,370,750
Donaldson Co., Inc.	113,000	4,819,450
Flowserve Corp.	44,000	3,731,200
Gorman-Rupp Co.	134,091	3,358,980
Graco, Inc.	145,000	4,087,550
Greenbrier Cos., Inc.*	130,000	1,456,000
IDEX Corp.	170,000	4,856,900
Interpump Group S.p.A.*	30,000	149,160
L.S. Starrett Co., Class A	128,100	1,220,793
Lincoln Electric Holdings, Inc.	31,000	1,580,690
Lindsay Corp.	77,000	2,440,130
Met-Pro Corp.	95,000	1,022,200
Middleby Corp.*	1,000	53,190
Mueller Water Products, Inc., Class A	67,000	248,570
Navistar International Corp.*	200,000	9,840,000
Nordson Corp.	20,000	1,121,600
Robbins & Myers, Inc.	194,000	4,217,560
Tennant Co.	335,000	11,329,700
Terex Corp.*	105,000	1,967,700
Twin Disc, Inc.	30,000	340,800
Valmont Industries, Inc.	10,000	726,600
Watts Water Technologies, Inc., Class A	350,000	10,031,000

		138,410,083

Road & Rail (0.1%)
Providence and Worcester Railroad Co.	113,050	1,373,557

Trading Companies & Distributors (2.4%)
GATX Corp.	490,000	13,073,200
Kaman Corp.	723,000	15,992,760
National Patent Development Corp.*	250,000	375,000
Rush Enterprises, Inc., Class B*	467,021	5,440,795
United Rentals, Inc.*	80,000	745,600

		35,627,355

Transportation Infrastructure (0.3%)
BBA Aviation plc	1,700,000	4,591,371
Macquarie Infrastructure Co. LLC*	26,000	332,540

		4,923,911

Total Industrials		386,528,683

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Information Technology (8.0%)
Communications Equipment (0.4%)
Bel Fuse, Inc., Class A	1,000	$16,600
Communications Systems, Inc.	160,000	1,667,200
EchoStar Corp., Class A*	30,000	572,400
Plantronics, Inc.	45,000	1,287,000
Sycamore Networks, Inc.	95,000	1,578,900

		5,122,100

Computers & Peripherals (2.1%)
Diebold, Inc.	493,000	13,434,250
Intermec, Inc.*	1,217,200	12,476,300
NCR Corp.*	380,000	4,605,600
TransAct Technologies, Inc.*	120,000	876,000

		31,392,150

Electronic Equipment, Instruments & Components (2.3%)
Anixter International, Inc.*	6,000	255,600
CTS Corp.	834,000	7,706,160
Gerber Scientific, Inc.*	490,000	2,621,500
KEMET Corp.*	270,000	631,800
Littelfuse, Inc.*	125,000	3,951,250
Methode Electronics, Inc.	160,000	1,558,400
Park Electrochemical Corp.	562,000	13,718,420
Trans-Lux Corp.*	104,000	61,360
Zygo Corp.*	315,000	2,554,650

		33,059,140

Internet Software & Services (0.3%)
Stamps.com, Inc.*	60,000	615,000
ValueClick, Inc.*	375,000	4,008,750

		4,623,750

IT Services (1.1%)
Cybersource Corp.*	570,000	14,552,100
Edgewater Technology, Inc.*	580,000	1,676,200

		16,228,300

Office Electronics (0.5%)
Zebra Technologies Corp., Class A*	300,000	7,611,000

Semiconductors & Semiconductor Equipment (0.6%)
Cypress Semiconductor Corp.*	400,000	4,016,000
MoSys, Inc.*	20,000	88,400
Tech/Ops Sevcon, Inc.*‡	441,119	2,276,174
Trident Microsystems, Inc.*	590,000	837,800
Zoran Corp.*	100,000	954,000

		8,172,374

Software (0.7%)
FalconStor Software, Inc.*	80,000	211,200
GSE Systems, Inc.*	18,000	73,080
Mentor Graphics Corp.*	85,000	752,250
Take-Two Interactive Software, Inc.*	435,000	3,915,000
TiVo, Inc.*	520,000	3,837,600
Tyler Technologies, Inc.*	110,000	1,707,200

		10,496,330

Total Information Technology		116,705,144

	Number of Shares	Value (Note 1)

Materials (7.6%)
Chemicals (5.7%)
Albemarle Corp.	23,000	$913,330
Arch Chemicals, Inc.	75,000	2,305,500
Ashland, Inc.	129,000	5,988,180
Core Molding Technologies, Inc.*	310,000	1,686,400
Cytec Industries, Inc.	6,000	239,940
Ferro Corp.*	1,990,000	14,666,300
H.B. Fuller Co.	350,000	6,646,500
Hawkins, Inc.	130,000	3,130,400
Huntsman Corp.	1,000,000	8,670,000
Material Sciences Corp.*	16,000	48,160
NewMarket Corp.	55,000	4,802,600
Olin Corp.	60,000	1,085,400
Omnova Solutions, Inc.*	750,000	5,857,500
Penford Corp.*	20,000	129,600
Quaker Chemical Corp.	5,000	135,450
Rockwood Holdings, Inc.*	100,000	2,269,000
Scotts Miracle-Gro Co., Class A	80,000	3,552,800
Sensient Technologies Corp.	300,000	7,779,000
Zep, Inc.	770,000	13,428,800

		83,334,860

Containers & Packaging (1.2%)
Greif, Inc., Class A	144,000	7,997,760
Myers Industries, Inc.	892,000	7,216,280
Sonoco Products Co.	95,000	2,895,600

		18,109,640

Metals & Mining (0.6%)
Barrick Gold Corp.	20,000	908,200
Brush Engineered Materials, Inc.*	290,000	5,794,200
Kinross Gold Corp.	20,000	341,800
WHX Corp.*	220,000	937,200

		7,981,400

Paper & Forest Products (0.1%)
Schweitzer-Mauduit International, Inc.	32,000	1,614,400

Total Materials		111,040,300

Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.1%)
AboveNet, Inc.*	35,000	1,651,300
Cincinnati Bell, Inc.*	3,555,400	10,701,754
HickoryTech Corp.	56,000	378,000
New Ulm Telecom, Inc.	28,000	154,000
Verizon Communications, Inc.	80,000	2,241,600
Windstream Corp.	64,320	679,219

		15,805,873

Wireless Telecommunication Services (1.1%)
Clearwire Corp., Class A*	157,032	1,143,193
Rogers Communications, Inc., Class B	200,000	6,552,000
U.S. Cellular Corp.*	100,000	4,115,000
VimpelCom Ltd. (ADR)*	305,000	4,934,900

		16,745,093

Total Telecommunication Services		32,550,966

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Utilities (8.3%)
Electric Utilities (3.5%)
Allegheny Energy, Inc.	22,000	$454,960
Central Vermont Public Service Corp.	70,000	1,381,800
El Paso Electric Co.*	725,000	14,028,750
Great Plains Energy, Inc.	565,000	9,616,300
Maine & Maritimes Corp.	55,000	2,437,050
PNM Resources, Inc.	1,220,000	13,639,600
UniSource Energy Corp.	140,000	4,225,200
Westar Energy, Inc.	280,000	6,050,800

		51,834,460

Gas Utilities (1.9%)
AGL Resources, Inc.	4,000	143,280
Chesapeake Utilities Corp.	19,000	596,600
National Fuel Gas Co.	180,000	8,258,400
ONEOK, Inc.	86,000	3,719,500
Southwest Gas Corp.	490,000	14,455,000

		27,172,780

Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	350,000	3,234,000
Ormat Technologies, Inc.	85,000	2,404,650

		5,638,650

Multi-Utilities (2.0%)
Black Hills Corp.	380,000	10,818,600
CH Energy Group, Inc.	253,000	9,927,720
NorthWestern Corp.	320,000	8,384,000

		29,130,320

Water Utilities (0.5%)
Cadiz, Inc.*	4,000	48,280
Pennichuck Corp.	200,000	4,406,000
SJW Corp.	110,000	2,578,400
York Water Co.	50,000	710,000

		7,742,680

Total Utilities		121,518,890

Total Common Stocks (97.8%) (Cost $1,356,458,463)		1,430,959,390

PREFERRED STOCK:
Consumer Staples (0.0%)
Personal Products (0.0%)
Revlon, Inc. 12.750%†	1,000	10,044

Total Preferred Stocks (0.0%) (Cost $6,528)		10,044

INVESTMENT COMPANY:
Investment Company (0.0%)
Ante5, Inc.* (Cost $—)	45,503	6,826

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Biglari Holdings, Inc. 14.000%, 3/30/15†	$113,000	$110,740

Total Consumer Discretionary		110,740

Total Corporate Bonds		110,740

Total Long-Term Debt Securities (0.0%) (Cost $110,779)		110,740

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal-Mogul Corp., expiring 12/27/14*	4,531	1,586

Media (0.0%)
SearchMedia Holdings Ltd., expiring 11/19/11*	125,000	60,000

Specialty Retail (0.0%)
Talbots, Inc., expiring 4/6/15*	330,566	720,634

Total Warrants (0.0%) (Cost $1,308,945)		782,220

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (1.7%)
U.S. Treasury Bills 0.11%, 7/8/10(p)	$15,000,000	14,999,645
0.15%, 9/16/10(p)	10,000,000	9,996,680

Total Government Securities		24,996,325

Time Deposit (1.0%)
JPMorgan Chase Nassau 0.000%, 7/1/10	13,906,415	13,906,415

Total Short-Term Investments (2.7%) (Cost/Amortized Cost $38,904,008)		38,902,740

Total Investments (100.5%) (Cost/Amortized Cost $1,396,788,723)		1,470,771,960
Other Assets Less Liabilities (-0.5%)		(7,909,759)

Net Assets (100%)		$1,462,862,201

*	Non-income producing.
†	Securities (totaling $176,164 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(p)	Yield to maturity.

Glossary:

ADR—	American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
Beasley Broadcasting Group, Inc., Class A	$1,285,100	$71,793	$—	$1,850,600	$—	$—
Griffin Land & Nurseries, Inc	7,049,460	586,140	—	6,703,619	49,202	—
Ingles Markets, Inc., Class A	8,926,745	1,039,502	—	9,933,045	205,426	—
Katy Industries, Inc.	1,100,750	11,379	—	1,100,799	—	—
Oil-Dri Corp. of America	6,696,000	—	—	9,914,400	129,600	—
Schiff Nutrition International, Inc.	9,814,100	—	—	8,935,600	627,500	—
Sonesta International Hotels Corp., Class A	3,597,840	13,084	42,024	4,811,940	—	(29,404)
Tech/Ops Sevcon, Inc.	923,165	18,194	—	2,276,174	—	—
Trans-Lux Corp.	78,100	—	41,826	61,360	—	(38,353)

	$39,471,260	$1,740,092	$83,850	$45,587,537	$1,011,728	$(67,757)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$285,841,929	$9,579,515	$—	$295,421,444
Consumer Staples	110,477,713	11,949,856	—	122,427,569
Energy	41,747,111	—	—	41,747,111
Financials	67,872,370	4,496,546	55,380	72,424,296
Health Care	122,872,942	7,722,045	—	130,594,987
Industrials	379,251,689	7,276,994	—	386,528,683
Information Technology	114,367,610	2,337,534	—	116,705,144
Materials	111,040,300	—	—	111,040,300
Telecommunication Services	32,396,966	154,000	—	32,550,966
Utilities	121,518,890	—	—	121,518,890
Corporate Bonds
Consumer Discretionary	—	—	110,740	110,740
Investment Companies
Investment Companies	6,826	—	—	6,826
Preferred Stocks
Consumer Staples	—	—	10,044	10,044
Short-Term Investments	—	38,902,740	—	38,902,740
Warrants
Consumer Discretionary	780,634	1,586	—	782,220

Total Assets	$1,388,174,980	$82,420,816	$176,164	$1,470,771,960

Total Liabilities	$—	$—	$—	$—

Total	$1,388,174,980	$82,420,816	$176,164	$1,470,771,960

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Consumer Discretionary	Investments in Securities- Consumer Staples	Investments in Securities-Financials
Balance as of 12/31/09	$—	$15,309	$66,300
Total gains or losses (realized/unrealized) included in earnings	—	(5,265)	(10,920)
Purchases, sales, issuances, and settlements (net)	110,740	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 6/30/10	$110,740	$10,044	$55,380
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$—	$(5,265)	$ (10,920)

The Portfolio held no derivative contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$161,329,029
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$106,932,893

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$249,646,079
Aggregate gross unrealized depreciation	(192,032,438)

Net unrealized appreciation	$57,613,641

Federal income tax cost of investments	$1,413,158,319

For the six months ended June 30, 2010, the Portfolio incurred approximately $151,155 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $72,920,076 which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $47,876,811)	$45,526,177
Unaffiliated Issuers (Cost $1,348,911,912)	1,425,245,783
Cash	54
Dividends, interest and other receivables	1,059,829
Receivable from Separate Accounts for Trust shares sold	371,755
Receivable for securities sold	354,169
Other assets	16,578

Total assets	1,472,574,345

LIABILITIES
Payable for securities purchased	6,692,223
Payable to Separate Accounts for Trust shares redeemed	1,533,850
Investment management fees payable	932,234
Distribution fees payable - Class IB	252,360
Administrative fees payable	131,372
Trustees’ fees payable	1,864
Accrued expenses	168,241

Total liabilities	9,712,144

NET ASSETS	$1,462,862,201

Net assets were comprised of:
Paid in capital	$1,465,928,927
Accumulated undistributed net investment income (loss)	1,244,190
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(78,295,979)
Unrealized appreciation (depreciation) on investments and foreign currency translations	73,985,063

Net assets	$1,462,862,201

Class IA
Net asset value, offering and redemption price per share, $293,747,494 / 9,984,584 shares outstanding (unlimited amount authorized: $0.01 par value)	$29.42

Class IB
Net asset value, offering and redemption price per share, $1,169,114,707 / 39,727,384 shares outstanding (unlimited amount authorized: $0.01 par value)	$29.43

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends ($1,011,728 of dividend income received from affiliates) (net of $38,147 foreign withholding tax)	$9,121,497
Interest	26,511
Securities lending (net)	106,791

Total income	9,254,799

EXPENSES
Investment management fees	5,641,333
Distribution fees - Class IB	1,538,093
Administrative fees	797,104
Printing and mailing expenses	89,707
Custodian fees	25,455
Professional fees	18,213
Trustees’ fees	17,678
Miscellaneous	18,324

Gross expenses	8,145,907
Less: Fees paid indirectly	(48,073)

Net expenses	8,097,834

NET INVESTMENT INCOME (LOSS)	1,156,965

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities (($67,757) of realized gain (loss) from affiliates)	14,256,559
Foreign currency transactions	(16,603)

Net realized gain (loss)	14,239,956

Change in unrealized appreciation (depreciation) on:
Securities	(25,675,547)
Foreign currency translations	1,919

Net change in unrealized appreciation (depreciation)	(25,673,628)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(11,433,672)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,276,707)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,156,965	$5,544,627
Net realized gain (loss) on investments, futures and foreign currency transactions	14,239,956	(80,778,345)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(25,673,628)	421,340,814

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,276,707)	346,107,096

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,587,920)
Class IB	—	(3,990,616)

TOTAL DIVIDENDS	—	(5,578,536)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [1,786,088 and 2,688,921 shares, respectively]	54,624,713	63,199,752
Capital shares issued in reinvestment of dividends [0 and 55,216 shares, respectively]	—	1,587,920
Capital shares repurchased [(887,595) and (15,143,748) shares, respectively]	(27,543,754)	(264,055,671)

Total Class IA transactions	27,080,959	(199,267,999)

Class IB
Capital shares sold [4,211,241 and 9,168,462 shares, respectively]	132,922,718	218,469,712
Capital shares issued in reinvestment of dividends [0 and 138,663 shares, respectively]	—	3,990,616
Capital shares repurchased [(3,451,305) and (6,226,298) shares, respectively]	(106,965,542)	(146,733,308)

Total Class IB transactions	25,957,176	75,727,020

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	53,038,135	(123,540,979)

TOTAL INCREASE (DECREASE) IN NET ASSETS	42,761,428	216,987,581
NET ASSETS:
Beginning of period	1,420,100,773	1,203,113,192

End of period (a)	$1,462,862,201	$1,420,100,773

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,244,190	$87,225

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,		July 13, 2007* to December 31, 2007
Class IA		2009	2008
Net asset value, beginning of period	$29.52	$20.95	$31.54	$35.40

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.15 (e)	0.23 (e)	0.14 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.16)	8.60	(9.70)	(2.61)

Total from investment operations	(0.10)	8.75	(9.47)	(2.47)

Less distributions:
Dividends from net investment income	—	(0.18)	(0.20)	(0.22)
Distributions from net realized gains	—	—	(0.92)	(1.17)

Total dividends and distributions	—	(0.18)	(1.12)	(1.39)

Net asset value, end of period	$29.42	$29.52	$20.95	$31.54

Total return (b)	(0.34)%	41.77%	(30.49)%	(6.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$293,747	$268,186	$450,147	$337,261
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.86%	0.88%	0.87%	0.85%
Before fees paid indirectly (a)	0.87%	0.90%	0.89%	0.88%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	0.36%	0.66%	0.86%	0.92%
Before fees paid indirectly (a)	0.35%	0.65%	0.84%	0.89%
Portfolio turnover rate	7%	20%	35%	42%

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009		2008	2007		2006	2005
Net asset value, beginning of period	$29.56	$20.98		$31.59	$30.13		$26.91	$27.75

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.10	(e)	0.16 (e)	0.22	(e)	0.10 (e)	0.13 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.15)	8.58		(9.70)	2.55		4.91	1.06

Total from investment operations	(0.13)	8.68		(9.54)	2.77		5.01	1.19

Less distributions:
Dividends from net investment income	—	(0.10)		(0.15)	(0.14)		(0.25)	(0.12)
Distributions from net realized gains	—	—		(0.92)	(1.17)		(1.54)	(1.91)

Total dividends and distributions	—	(0.10)		(1.07)	(1.31)		(1.79)	(2.03)

Net asset value, end of period	$29.43	$29.56		$20.98	$31.59		$30.13	$26.91

Total return (b)	(0.44)%	41.40%		(30.68)%	9.32%		18.82%	4.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,169,115	$1,151,915		$752,966	$1,001,617		$727,119	$586,954
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.11%	1.13%		1.12%	1.10	%(c)	1.13%	1.09%
Before fees paid indirectly (a)	1.12%	1.15	%(c)	1.14%	1.13	%(c)	1.14%	1.10%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	0.10%	0.42%		0.60%	0.66%		0.33%	0.46%
Before fees paid indirectly (a)	0.10%	0.41%		0.58%	0.64%		0.32%	0.45%
Portfolio turnover rate	7%	20%		35%	42%		19%	22%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/GLOBAL BOND PLUS PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of 6/30/2010	% of Net Assets
Government Securities	71.8%
Corporate Bonds	22.3
Asset-Backed and Mortgage-Backed Securities	2.9
Equities & Warrants	0.1
Cash and Other	2.9

Total	100.0%

UNDERSTAND EXPENSES

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$1,031.10	$3.73
Hypothetical (5% average return before expenses)	1,000.00	1,021.12	3.71
Class IB
Actual	1,000.00	1,030.10	4.98
Hypothetical (5% average return before expenses)	1,000.00	1,019.89	4.96

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.74% and 0.99%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Aruba (0.0%)
UFJ Finance Aruba AEC
6.750%, 7/15/13		$200,000	$223,994

Australia (2.2%)
Australia Government Bond
5.750%, 5/15/21	AUD	8,200,000	7,240,496
3.000%, 9/20/25		12,875,000	11,585,321
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15		$200,000	226,536
6.500%, 4/1/19		250,000	299,811
General Electric Capital Australia Funding Pty Ltd.
5.750%, 1/18/11	AUD	360,000	303,144
6.000%, 6/15/11		408,000	342,382
6.000%, 3/15/19		800,000	605,061
New South Wales Treasury Corp.
6.000%, 4/1/19		7,350,000	6,403,879
Qantas Airways Ltd. 6.050%, 4/15/16§		$100,000	103,631
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13§		100,000	105,920
Westpac Banking Corp.
4.200%, 2/27/15		375,000	390,304
4.625%, 6/1/18		100,000	99,812

Total Australia			27,706,297

Austria (0.0%)
Oesterreichische Kontrollbank AG
4.500%, 3/9/15		100,000	108,839
4.875%, 2/16/16		200,000	221,898

Total Austria			330,737

Bermuda (0.1%)
Central European Media Enterprises Ltd.
2.601%, 5/15/14 (b)(l)(m)	EUR	603,000	567,781
11.625%, 9/15/16 (b)(m)		350,000	425,858

Total Bermuda			993,639

Brazil (1.2%)
Federative Republic of Brazil
10.500%, 7/14/14		$2,500,000	3,175,000
8.000%, 1/15/18		1,866,667	2,165,333
5.875%, 1/15/19		845,000	927,388
12.500%, 1/5/22	BRL	15,000,000	9,411,357

Total Brazil			15,679,078

Canada (4.2%)
Anadarko Finance Co.
Series B 7.500%, 5/1/31		$200,000	168,203
Barrick Gold Finance Co.
4.875%, 11/15/14		1,100,000	1,191,287
Bombardier, Inc.
7.250%, 11/15/16 (b)(m)	EUR	1,362,000	1,723,815
Burlington Resources Finance Co.
6.500%, 12/1/11		$100,000	107,249
Canada Housing Trust No 1
4.100%, 12/15/18	CAD	12,655,000	12,490,594
Canadian Government Bond
2.375%, 9/10/14		1,655,000	1,698,634
3.750%, 6/1/19	CAD	12,575,000	12,496,800

	Principal Amount		Value (Note 1)

Canadian National Railway Co.
5.550%, 5/15/18		$252,000	$286,231
6.900%, 7/15/28		100,000	122,612
6.200%, 6/1/36		125,000	147,173
Canadian Natural Resources Ltd.
4.900%, 12/1/14		100,000	108,791
6.500%, 2/15/37		500,000	558,548
Cenovus Energy, Inc.
5.700%, 10/15/19§		595,000	649,884
Conoco Funding Co.
6.350%, 10/15/11		300,000	320,013
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16		600,000	696,957
Devon Financing Corp. ULC 6.875%, 9/30/11		300,000	320,300
EnCana Corp. 6.500%, 2/1/38		200,000	222,278
EnCana Holdings Finance Corp.
5.800%, 5/1/14		600,000	675,595
Hydro Quebec 8.400%, 1/15/22		200,000	278,741
Nexen, Inc.
5.200%, 3/10/15		200,000	214,588
5.875%, 3/10/35		100,000	97,837
6.400%, 5/15/37		200,000	208,563
Petro-Canada, Inc.
5.950%, 5/15/35		120,000	125,358
6.800%, 5/15/38		95,000	108,996
Potash Corp of Saskatchewan, Inc.
5.875%, 12/1/36		280,000	300,892
Province of British Columbia 4.300%, 5/30/13		100,000	108,665
Province of Manitoba 5.000%, 2/15/12		200,000	212,992
Province of Nova Scotia 5.125%, 1/26/17		500,000	569,752
Province of Ontario
4.375%, 2/15/13		200,000	214,662
4.100%, 6/16/14		1,445,000	1,553,952
4.500%, 2/3/15		400,000	437,728
6.250%, 6/16/15	NZD	14,700,000	10,502,060
4.750%, 1/19/16		$200,000	221,221
Province of Quebec
4.600%, 5/26/15		200,000	220,810
7.500%, 9/15/29		300,000	411,787
Rio Tinto Alcan, Inc. 4.500%, 5/15/13		1,990,000	2,092,192
Rogers Communications, Inc. 7.250%, 12/15/12		400,000	447,544
Suncor Energy, Inc. 6.100%, 6/1/18		500,000	563,197
TransCanada Pipelines Ltd. 5.850%, 3/15/36		400,000	409,969
Vale Inco Ltd. 7.750%, 5/15/12		100,000	108,831
Xstrata Canada Corp. 6.200%, 6/15/35		100,000	96,746

Total Canada			53,492,047

Cayman Islands (0.5%)
Petrobras International Finance Co.
5.750%, 1/20/20		4,530,000	4,561,927

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)

Sable International Finance Ltd.
7.750%, 2/15/17 (b)(m)		$750,000	$753,750
Transocean, Inc.
6.800%, 3/15/38		140,000	126,163
Vale Overseas Ltd.
6.875%, 11/21/36		400,000	417,004

Total Cayman Islands			5,858,844

Chile (0.0%)
Celulosa Arauco y Constitucion S.A.
5.125%, 7/9/13		100,000	105,241
Republic of Chile
5.500%, 1/15/13		100,000	109,160

Total Chile			214,401

Denmark (2.0%)
Kingdom of Denmark
4.000%, 11/15/15	DKK	36,090,000	6,572,343
Nykredit A/S
4.000%, 10/1/41		64,750,000	10,340,357
Realkredit Danmark A/s
4.000%, 10/1/41		53,050,000	8,488,888

Total Denmark			25,401,588

France (1.2%)
Dexia Municipal Agency
5.750%, 2/7/12	AUD	1,500,000	1,258,307
France Government Bond OAT
4.250%, 4/25/19	EUR	3,000,000	4,061,818
France Telecom S.A.
7.250%, 1/28/13		2,400,000	3,302,372
8.500%, 3/1/31		$200,000	275,221
Lafarge S.A.
6.500%, 7/15/16		100,000	103,592
Total Capital S.A.
4.875%, 1/28/19	EUR	2,000,000	2,743,068
Veolia Environnement
4.375%, 1/16/17		2,722,000	3,539,335

Total France			15,283,713

Germany (4.7%)
Bundesobligation
3.500%, 4/12/13		6,675,000	8,790,385
Bundesrepublik Deutschland
4.250%, 7/4/17		12,900,000	17,991,278
4.250%, 7/4/18		3,430,000	4,784,314
3.250%, 1/4/20		8,400,000	10,895,344
4.000%, 1/4/37		2,250,000	3,090,359
4.250%, 7/4/39		1,850,000	2,667,559
Deutsche Bank AG/London
4.875%, 5/20/13		800,000	854,186
HeidelbergCement AG
8.000%, 1/31/17	EUR	600,000	730,041
Kreditanstalt fuer Wiederaufbau
3.500%, 3/10/14		1,600,000	1,689,440
4.125%, 10/15/14		400,000	432,382
4.375%, 7/21/15		800,000	872,811
4.375%, 7/4/18	EUR	2,000,000	2,723,546
4.875%, 6/17/19		$2,000,000	2,224,200
Landwirtschaftliche Rentenbank
5.125%, 2/1/17		500,000	566,356

	Principal Amount		Value (Note 1)

UPC Germany GmbH
9.625%, 12/1/19 (b)(m)	EUR	1,230,000	$1,511,626

Total Germany			59,823,827

Hungary (0.7%)
Hungary Government Bond
6.750%, 2/24/17	HUF	2,299,000,000	9,384,500

Ireland (0.4%)
Ardagh Glass Finance plc
8.750%, 2/1/20 (b)(m)	EUR	1,050,000	1,271,153
GE Capital European Funding
4.125%, 10/27/16		1,432,000	1,789,559
Smurfit Kappa Acquisitions
7.250%, 11/15/17) (b)(m)		1,000,000	1,210,621
XL Capital Ltd.
5.250%, 9/15/14		$400,000	409,290

Total Ireland			4,680,623

Italy (0.1%)
Republic of Italy
4.375%, 6/15/13		300,000	308,812
4.500%, 1/21/15		500,000	504,180
4.750%, 1/25/16		200,000	207,954
6.875%, 9/27/23		100,000	113,772
5.375%, 6/15/33		400,000	392,797

Total Italy			1,527,515

Japan (0.0%)
Nomura Holdings, Inc.
5.000%, 3/4/15		175,000	184,918

Liberia (0.1%)
Royal Caribbean Cruises Ltd.
7.250%, 6/15/16		1,000,000	977,500

Luxembourg (0.3%)
ArcelorMittal S.A.
6.125%, 6/1/18		1,195,000	1,249,828
Covidien International Finance S.A.
6.000%, 10/15/17		800,000	928,372
Telecom Italia Capital S.A.
6.200%, 7/18/11		100,000	103,624
5.250%, 10/1/15		600,000	605,549
6.000%, 9/30/34		100,000	85,674
Wind Acquisition Finance S.A.
11.000%, 12/1/15 (b)(m)	EUR	840,000	1,027,194
11.750%, 7/15/17 (b)(m)		330,000	407,576

Total Luxembourg			4,407,817

Malaysia (0.9%)
Malaysian Government Bond
3.835%, 8/12/15	MYR	15,900,000	4,968,206
4.240%, 2/7/18		21,000,000	6,658,891

Total Malaysia			11,627,097

Mexico (1.0%)
America Movil S.A.B. de C.V.
5.750%, 1/15/15		100,000	111,353
6.375%, 3/1/35		100,000	107,017

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)

United Mexican States
6.375%, 1/16/13		$400,000	$438,600
9.500%, 12/18/14	MXN	122,400,000	10,700,139
6.750%, 9/27/34		$800,000	922,000

Total Mexico			12,279,109

Netherlands (2.9%)
Bank Nederlandse Gemeenten
2.875%, 1/15/15	EUR	2,580,000	3,280,044
BMW Finance N.V.
4.000%, 9/17/14		2,600,000	3,344,638
British American Tobacco Holdings B.V.
5.500%, 9/15/16	GBP	1,710,000	2,728,926
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13		$400,000	430,367
4.875%, 7/8/14		4,500,000	4,822,367
5.750%, 3/23/16		200,000	218,828
8.750%, 6/15/30		200,000	258,339
Diageo Finance B.V.
5.300%, 10/28/15		400,000	447,659
E.ON International Finance B.V.
5.750%, 5/7/20	EUR	824,000	1,191,291
Netherlands Government Bond
4.500%, 7/15/17		2,150,000	3,006,171
3.500%, 7/15/20		4,800,000	6,217,048
4.000%, 1/15/37	EUR	5,000,000	6,813,536
New World Resources N.V.
7.375%, 5/15/15 (b)(m)		930,000	1,069,015
OI European Group B.V.
6.875%, 3/31/17 (b)(m)		1,125,000	1,348,192
Shell International Finance B.V.
4.000%, 3/21/14		$810,000	856,733
6.375%, 12/15/38		235,000	280,755
Ziggo Bond Co. BV
8.000%, 5/15/18 (b)§	EUR	725,000	855,536

Total Netherlands			37,169,445

New Zealand (0.1%)
New Zealand Government Bond
6.000%, 12/15/17	NZD	2,400,000	1,733,439

Norway (1.5%)
Eksportfinans A/S
5.500%, 5/25/16		$540,000	613,732
Norwegian Government Bond
6.500%, 5/15/13	NOK	26,035,000	4,459,253
4.250%, 5/19/17		81,250,000	13,573,241
Statoil ASA
6.800%, 1/15/28		$300,000	359,246
Yara International ASA
5.250%, 12/15/14§		100,000	107,373

Total Norway			19,112,845

Peru (0.1%)
Republic of Peru
7.125%, 3/30/19		1,055,000	1,247,538

Poland (0.7%)
Poland Government Bond
5.500%, 4/25/15	PLN	31,500,000	9,295,385

	Principal Amount		Value (Note 1)

Republic of Poland
5.000%, 10/19/15		$100,000	$105,973

Total Poland			9,401,358

Slovenia (0.2%)
Slovenia Government Bond
4.625%, 9/9/24	EUR	2,400,000	3,136,933

South Africa (0.0%)
Republic of South Africa
6.500%, 6/2/14		$100,000	111,000
Savcio Holdings Pty Ltd.
8.000%, 2/15/13 (b)(m)	EUR	345,000	417,664

Total South Africa			528,664

South Korea (0.9%)
Korea Development Bank
5.750%, 9/10/13		$100,000	107,263
Korea Treasury Bond
5.250%, 3/10/27	KRW	12,856,500,000	10,664,099
Republic of Korea
4.250%, 6/1/13		$400,000	417,520

Total South Korea			11,188,882

Spain (0.1%)
Telefonica Emisiones S.A.U.
6.421%, 6/20/16		900,000	987,207

Supranational (2.2%)
Asian Development Bank
2.625%, 2/9/15		2,165,000	2,224,542
Corp. Andina de Fomento
6.875%, 3/15/12		100,000	108,011
Eurofima
6.250%, 12/28/18	AUD	5,480,000	4,647,451
European Investment Bank
3.000%, 4/8/14		$705,000	731,980
4.625%, 5/15/14		500,000	549,312
6.500%, 9/10/14	NZD	4,800,000	3,463,037
4.625%, 10/20/15		$1,400,000	1,546,847
4.875%, 2/16/16		300,000	335,163
5.125%, 9/13/16		200,000	226,539
6.125%, 1/23/17	AUD	3,960,000	3,379,447
4.750%, 10/15/17	EUR	6,800,000	9,465,122
Inter-American Development Bank
5.125%, 9/13/16		$525,000	600,882
International Bank for Reconstruction & Development
7.625%, 1/19/23		500,000	698,464

Total Supranational			27,976,797

Sweden (0.3%)
Svensk Exportkredit AB
4.875%, 9/29/11		3,200,000	3,349,574

Switzerland (0.1%)
Credit Suisse Guernsey Ltd.
5.860%, 12/31/49(l)		250,000	220,625
UBS AG/Connecticut
5.875%, 7/15/16		500,000	526,448
5.875%, 12/20/17		200,000	211,695

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)

Weatherford International Ltd.
5.500%, 2/15/16		$425,000	$453,122

Total Switzerland			1,411,890

United Kingdom (2.2%)
AstraZeneca plc
5.400%, 6/1/14		100,000	112,321
5.900%, 9/15/17		200,000	233,974
6.450%, 9/15/37		100,000	121,180
BAT International Finance plc
5.375%, 6/29/17	EUR	2,100,000	2,883,659
BP Capital Markets plc
5.250%, 11/7/13		$1,940,000	1,783,357
3.875%, 3/10/15		720,000	613,550
British Telecommunications plc
9.875%, 12/15/30		300,000	366,126
Diageo Capital plc
5.500%, 9/30/16		300,000	335,888
HSBC Holdings plc
6.500%, 5/2/36		400,000	414,868
6.500%, 9/15/37		250,000	258,762
Imperial Tobacco Finance plc
4.375%, 11/22/13	EUR	1,200,000	1,541,360
Infinis plc
9.125%, 12/15/14 (b)(m)	GBP	1,125,000	1,697,671
ISS Financing plc
11.000%, 6/15/14 (b)(m)	EUR	700,000	915,915
Kerling plc
10.625%, 1/28/17 (b)(m)		1,250,000	1,547,685
Marks & Spencer plc
6.250%, 12/1/17 (b)(m)		$750,000	798,932
National Grid plc
6.500%, 4/22/14	EUR	900,000	1,255,733
5.000%, 7/2/18		500,000	664,644
Nationwide Building Society
3.750%, 1/20/15		1,100,000	1,339,164
Royal Bank of Scotland Group plc
5.000%, 10/1/14		$200,000	187,653
Tesco plc
5.875%, 9/12/16	EUR	2,450,000	3,488,312
5.500%, 11/15/17 (m)		$975,000	1,066,949
United Utilities Water plc
4.250%, 1/24/20	EUR	1,000,000	1,257,359
Virgin Media Finance plc
9.125%, 8/15/16		$540,000	558,900
8.875%, 10/15/19	GBP	655,000	998,306
Vodafone Group plc
5.000%, 12/16/13		$400,000	433,242
4.150%, 6/10/14		260,000	272,817
6.250%, 1/15/16	EUR	900,000	1,260,344
7.875%, 2/15/30		$100,000	120,599
6.150%, 2/27/37		100,000	103,685
William Hill plc
7.125%, 11/11/16	GBP	1,180,000	1,727,777

Total United Kingdom			28,360,732

United States (66.2%)
3M Co.
5.700%, 3/15/37		$325,000	371,565
Abbott Laboratories, Inc.
5.875%, 5/15/16		200,000	233,978

	Principal Amount		Value (Note 1)

5.125%, 4/1/19		$400,000	$446,308
ACE INA Holdings, Inc.
5.875%, 6/15/14		300,000	331,873
Aetna, Inc.
6.000%, 6/15/16		400,000	456,105
Ahold Finance USA, Inc.
6.500%, 3/14/17	GBP	510,000	849,155
Alabama Power Co.
5.700%, 2/15/33		$200,000	216,998
6.000%, 3/1/39		55,000	62,282
Alcoa, Inc.
5.870%, 2/23/22		200,000	185,954
Allstate Corp.
6.125%, 2/15/12		100,000	107,198
7.500%, 6/15/13		300,000	342,038
5.550%, 5/9/35		100,000	98,310
5.950%, 4/1/36		100,000	102,896
6.125%, 5/15/37 (l)		115,000	101,344
6.500%, 5/15/57 (l)		115,000	103,213
Altria Group, Inc.
9.700%, 11/10/18		400,000	506,552
10.200%, 2/6/39		200,000	268,279
American Electric Power Co., Inc.
5.250%, 6/1/15		100,000	109,254
American Express Co.
4.875%, 7/15/13		600,000	640,617
7.000%, 3/19/18		525,000	605,531
8.125%, 5/20/19		470,000	583,549
6.800%, 9/1/66 (l)		170,000	161,925
American International Group, Inc.
5.050%, 10/1/15		100,000	91,875
5.600%, 10/18/16		200,000	182,600
5.850%, 1/16/18		1,100,000	983,125
Amgen, Inc.
6.400%, 2/1/39		210,000	248,682
Anadarko Petroleum Corp.
6.450%, 9/15/36		200,000	159,096
Anheuser-Busch Cos., Inc.
5.000%, 3/1/19		100,000	104,054
6.450%, 9/1/37		295,000	329,755
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/19§		4,500,000	5,189,616
Apache Corp.
6.250%, 4/15/12		100,000	107,989
5.625%, 1/15/17		225,000	253,458
Appalachian Power Co.
Series L
5.800%, 10/1/35		100,000	101,805
ARAMARK Corp.
8.500%, 2/1/15		570,000	575,700
Archer-Daniels-Midland Co.
5.375%, 9/15/35		100,000	105,036
6.450%, 1/15/38		125,000	152,152
Arizona Public Service Co.
5.500%, 9/1/35		100,000	97,807
Associates Corp. of North America
6.950%, 11/1/18		100,000	102,364
AT&T Mobility LLC
7.125%, 12/15/31		295,000	352,234
AT&T, Inc.
5.875%, 8/15/12		200,000	218,216
5.100%, 9/15/14		500,000	554,671

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)

5.625%, 6/15/16		$100,000	$113,343
5.500%, 2/1/18		420,000	464,450
6.150%, 9/15/34		700,000	734,949
6.550%, 2/15/39		235,000	263,221
Atmos Energy Corp.
8.500%, 3/15/19		350,000	439,887
AvalonBay Communities, Inc.
6.125%, 11/1/12		275,000	297,641
Baltimore Gas & Electric Co.
5.900%, 10/1/16		500,000	575,897
Banc of America Commercial Mortgage, Inc.
Series 2005-4 A5A 4.933%, 7/10/45		1,000,000	1,037,440
Series 2006-6 A4 5.356%, 10/10/45		1,400,000	1,423,274
Series 2007-1 A4 5.451%, 1/15/49		1,280,000	1,272,198
Bank of America Corp.
5.375%, 8/15/11		200,000	207,802
2.100%, 4/30/12		1,300,000	1,331,278
4.875%, 9/15/12		100,000	104,081
4.875%, 1/15/13		300,000	313,514
4.750%, 8/1/15		300,000	306,642
5.250%, 12/1/15		400,000	408,278
7.000%, 6/15/16	EUR	2,400,000	3,296,936
5.625%, 10/14/16		$300,000	310,868
5.650%, 5/1/18		2,690,000	2,756,744
Bank of America N.A.
5.300%, 3/15/17		400,000	402,760
Bank of New York Mellon Corp.
5.125%, 8/27/13		200,000	220,517
Bank One Corp.
5.250%, 1/30/13		100,000	106,424
8.000%, 4/29/27		100,000	123,290
Baxter International, Inc.
4.625%, 3/15/15		100,000	110,188
5.375%, 6/1/18		600,000	689,172
BB&T Corp.
4.750%, 10/1/12		100,000	105,741
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW11 A4 5.624%, 3/11/39 (l)		2,000,000	2,124,958
Bear Stearns Cos. LLC
5.700%, 11/15/14		200,000	221,522
5.300%, 10/30/15		100,000	108,087
4.650%, 7/2/18		200,000	196,726
BellSouth Corp.
6.000%, 10/15/11		500,000	530,787
5.200%, 9/15/14		300,000	333,360
6.550%, 6/15/34		100,000	110,133
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15		1,030,000	1,131,225
Black & Decker Corp.
4.750%, 11/1/14		100,000	108,005
Boeing Co.
5.000%, 3/15/14		425,000	472,801
Boston Properties LP
5.625%, 11/15/20		265,000	277,211
Boston Properties, Inc.
5.000%, 6/1/15		340,000	352,566
Bottling Group LLC
4.625%, 11/15/12		200,000	216,179

	Principal Amount		Value (Note 1)

Bristol-Myers Squibb Co.
5.250%, 8/15/13		$700,000	$776,131
Burlington Northern Santa Fe Corp.
5.750%, 3/15/18		200,000	224,621
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§		100,000	108,847
Campbell Soup Co.
4.875%, 10/1/13		100,000	111,080
Capital One Capital III
7.686%, 8/15/36		150,000	141,000
Capital One Capital IV
6.745%, 2/17/37 (l)		110,000	91,850
Capital One Financial Corp.
7.375%, 5/23/14		300,000	343,037
5.250%, 2/21/17		200,000	210,224
Caterpillar Financial Services Corp.
5.500%, 3/15/16		200,000	226,326
7.150%, 2/15/19		160,000	197,067
Caterpillar, Inc.
7.300%, 5/1/31		100,000	129,537
6.050%, 8/15/36		100,000	115,049
CBS Corp.
5.625%, 8/15/12		200,000	211,898
5.500%, 5/15/33		100,000	91,840
CEDC Finance Corp. International, Inc.
8.875%, 12/1/16 (b)(m)	EUR	200,000	236,010
Cemex Finance LLC
9.625%, 12/14/17 (b)(m)		585,000	669,512
CenterPoint Energy Resources Corp.
7.875%, 4/1/13		$200,000	229,175
Charter One Bank N.A.
6.375%, 5/15/12		400,000	418,912
Chubb Corp.
6.000%, 5/11/37		200,000	216,293
6.375%, 3/29/67 (l)		250,000	240,000
Cisco Systems, Inc.
5.500%, 2/22/16		540,000	622,076
5.900%, 2/15/39		420,000	466,858
Citibank Credit Card Issuance Trust
Series 2006-A4 A4 5.450%, 5/10/13		2,200,000	2,283,262
Citigroup Commercial Mortgage Trust, Inc.
Series 2008-C7 A4 6.297%, 12/10/49 (l)		1,825,000	1,895,451
Citigroup Funding, Inc.
2.250%, 12/10/12		5,000,000	5,147,015
Citigroup, Inc.
6.000%, 2/21/12		100,000	104,666
5.250%, 2/27/12		600,000	621,436
5.625%, 8/27/12		100,000	103,052
5.500%, 10/15/14		1,500,000	1,542,172
5.300%, 1/7/16		1,000,000	1,011,746
5.850%, 8/2/16		200,000	207,593
6.625%, 6/15/32		200,000	190,388
5.875%, 2/22/33		100,000	89,675
5.850%, 12/11/34		295,000	279,244
5.875%, 5/29/37		200,000	187,565
Coca-Cola Bottling Co. Consolidated
5.000%, 11/15/12		100,000	107,022
Coca-Cola Enterprises, Inc.
7.375%, 3/3/14		200,000	238,393

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	$100,000	$115,797
9.455%, 11/15/22	100,000	137,946
Comcast Corp.
5.300%, 1/15/14	510,000	559,792
5.900%, 3/15/16	200,000	225,389
6.500%, 1/15/17	400,000	458,335
7.050%, 3/15/33	310,000	357,914
6.500%, 11/15/35	100,000	108,751
Comerica, Inc.
4.800%, 5/1/15	100,000	103,847
Commonwealth Edison Co.
6.150%, 3/15/12	100,000	107,787
6.150%, 9/15/17	600,000	688,652
ConAgra Foods, Inc.
6.750%, 9/15/11	100,000	106,261
7.000%, 10/1/28	100,000	117,632
ConocoPhillips
4.750%, 10/15/12	200,000	214,700
4.600%, 1/15/15	580,000	633,621
5.900%, 10/15/32	100,000	110,710
ConocoPhillips Australia Funding Co.
5.500%, 4/15/13	200,000	220,885
Consolidated Edison Co. of New York, Inc.
Series 05-C 5.375%, 12/15/15	455,000	511,426
Series 07-A 4.875%, 2/1/13	100,000	108,374
Series 08-A 5.850%, 4/1/18	600,000	685,928
Costco Wholesale Corp.
5.500%, 3/15/17	400,000	460,402
COX Communications, Inc.
5.450%, 12/15/14	200,000	220,756
5.500%, 10/1/15	500,000	545,778
Credit Suisse FB USA, Inc.
5.125%, 1/15/14	100,000	107,603
Credit Suisse USA, Inc.
6.125%, 11/15/11	100,000	106,228
6.500%, 1/15/12	200,000	214,311
5.850%, 8/16/16	200,000	221,215
7.125%, 7/15/32	300,000	371,106
CRH America, Inc.
6.000%, 9/30/16	300,000	334,438
CS First Boston Mortgage Securities Corp.
Series 2001-CK1 C 6.730%, 12/18/35	1,175,000	1,185,772
CSX Corp.
7.375%, 2/1/19	510,000	624,682
CVS Caremark Corp.
6.250%, 6/1/27	400,000	436,422
CW Capital Cobalt Ltd.
Series 2007-C3 A4 6.015%, 5/15/46 (l)	1,205,000	1,158,197
Daimler Finance N.A. LLC
5.875%, 3/15/11	900,000	927,330
7.300%, 1/15/12	200,000	215,582
6.500%, 11/15/13	300,000	335,771
Deere & Co.
6.950%, 4/25/14	300,000	355,354
8.100%, 5/15/30	300,000	413,391
Dell, Inc.
5.875%, 6/15/19	500,000	561,882
Deutsche Bank Financial LLC
5.375%, 3/2/15	100,000	107,452

	Principal Amount	Value (Note 1)

Devon Energy Corp.
7.950%, 4/15/32	$200,000	$256,295
Dominion Resources, Inc.
5.700%, 9/17/12	100,000	108,089
5.000%, 12/1/14	300,000	324,630
8.875%, 1/15/19	637,000	841,384
Dow Chemical Co.
6.000%, 10/1/12	200,000	215,049
7.600%, 5/15/14	1,325,000	1,530,194
8.550%, 5/15/19	170,000	208,099
DTE Energy Co.
6.350%, 6/1/16	340,000	380,771
Duke Energy Carolinas LLC
Series C 7.000%, 11/15/18	224,000	278,484
Duke Energy Corp.
6.250%, 1/15/12	700,000	754,134
5.050%, 9/15/19	835,000	890,380
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	400,000	456,165
Eli Lilly and Co.
6.000%, 3/15/12	200,000	217,819
5.200%, 3/15/17	600,000	682,834
Embarq Corp.
7.082%, 6/1/16	100,000	106,606
Emerson Electric Co.
6.000%, 8/15/32	100,000	115,337
Enterprise Products Operating LLC
5.600%, 10/15/14	3,220,000	3,494,131
EOG Resources, Inc.
5.625%, 6/1/19	75,000	84,331
ERP Operating LP
5.250%, 9/15/14	255,000	272,828
Exelon Corp.
4.900%, 6/15/15	200,000	213,584
5.625%, 6/15/35	445,000	431,135
Federal Farm Credit Bank
4.875%, 1/17/17	1,020,000	1,153,136
Federal Home Loan Bank
4.000%, 9/6/13	2,000,000	2,164,040
3.625%, 10/18/13	2,700,000	2,892,078
5.250%, 6/5/17	3,800,000	4,364,885
Federal Home Loan Mortgage Corp.
5.125%, 7/15/12	8,300,000	9,049,822
2.125%, 9/21/12	5,000,000	5,140,970
4.125%, 12/21/12	830,000	895,910
4.875%, 11/15/13	4,100,000	4,582,472
5.000%, 7/1/20	518,388	556,653
5.000%, 10/1/20	298,733	320,597
5.500%, 5/1/21	433,137	469,496
5.500%, 5/1/22	348,973	378,486
6.750%, 9/15/29	300,000	392,741
6.250%, 7/15/32	700,000	886,138
6.000%, 9/1/34	1,864,514	2,040,186
6.000%, 5/1/35	1,435,594	1,568,611
4.500%, 10/1/35	3,106,425	3,237,842
6.500%, 8/1/36	3,192,311	3,508,798
7.000%, 10/1/37	475,396	528,154
6.500%, 2/1/38	933,280	1,023,980
6.500%, 6/1/38	20,168	22,099
5.000%, 8/1/38	7,911,217	8,376,928
6.500%, 9/1/38	216,271	237,442

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

5.500%, 12/1/38	$5,764,183	$6,186,364
6.500%, 1/1/39	203,837	223,791
5.500%, 5/1/39	11,039,175	11,847,709
3.518%, 4/1/40 (l)	10,844,944	11,274,013
6.000%, 8/15/40 TBA	8,000,000	8,663,750
Federal National Mortgage Association
5.375%, 11/15/11	1,900,000	2,024,718
1.500%, 6/26/13	4,390,000	4,438,040
3.000%, 9/16/14	2,330,000	2,445,104
4.625%, 10/15/14	1,000,000	1,115,557
2.625%, 11/20/14	2,500,000	2,583,783
5.000%, 4/15/15	900,000	1,021,102
4.375%, 10/15/15	100,000	110,600
5.375%, 6/12/17	4,300,000	5,010,244
4.500%, 3/1/18	3,616,079	3,856,067
5.500%, 10/1/19	230,901	250,636
4.500%, 6/1/23	3,731,943	3,948,716
5.000%, 9/1/23	4,021,525	4,292,978
6.000%, 10/1/23	825,834	898,127
5.500%, 1/1/24	1,987,279	2,147,193
4.000%, 4/1/24	3,086,269	3,217,918
4.000%, 5/1/24	2,746,910	2,861,508
4.500%, 9/1/24	2,403,227	2,538,315
6.250%, 5/15/29	600,000	742,381
5.500%, 3/1/33	4,348,642	4,683,284
5.000%, 3/1/34	7,757,137	8,244,458
5.000%, 5/1/34	1,453,884	1,543,787
5.500%, 9/1/34	5,220,132	5,616,944
5.500%, 11/1/34	8,746,265	9,405,651
5.500%, 12/1/34	1,393,581	1,498,644
5.500%, 7/1/35	3,462,288	3,720,607
5.000%, 9/1/35	3,232,604	3,436,031
5.000%, 10/1/35	7,874,136	8,346,276
5.500%, 6/1/36	9,788,716	10,540,459
5.000%, 12/1/36	1,110,250	1,176,475
6.000%, 7/1/37	4,051,901	4,398,212
6.500%, 8/1/37	3,898,590	4,298,652
6.500%, 9/1/38	1,949,996	2,134,865
5.500%, 11/1/38	4,728,015	5,075,598
4.500%, 3/1/39	9,432,927	9,792,188
5.000%, 3/1/39	6,139,678	6,503,982
4.500%, 6/1/39	6,689,657	6,944,438
4.000%, 7/1/39	3,423,116	3,471,520
4.500%, 7/1/39	16,619,217	17,258,249
4.000%, 8/1/39	7,017,743	7,122,109
4.500%, 8/1/39	6,211,825	6,448,408
4.000%, 9/1/39	2,152,835	2,183,277
6.000%, 10/1/39	5,728,600	6,225,377
4.500%, 12/1/39	8,069,036	8,375,067
4.500%, 4/1/40	5,154,016	5,348,701
5.000%, 7/25/25 TBA	4,200,000	4,481,203
4.500%, 8/25/25 TBA	4,200,000	4,419,844
5.000%, 7/25/40 TBA	26,600,000	28,141,970
4.500%, 8/25/40 TBA	1,300,000	1,342,758
6.000%, 8/25/40 TBA	9,600,000	10,390,500
FIA Card Services N.A. 7.125%, 11/15/12§	100,000	108,887
Financing Corp. Fico 9.800%, 4/6/18	400,000	571,996
First Union National Bank-Bank of America Commercial Mortgage Trust
Series 2001-C1 A2 6.136%, 3/15/33	1,149,707	1,160,545

	Principal Amount		Value (Note 1)

FirstEnergy Corp. Series C 7.375%, 11/15/31		$700,000	$738,075
Florida Power & Light Co.
4.850%, 2/1/13		100,000	107,917
5.950%, 10/1/33		100,000	111,281
5.850%, 5/1/37		170,000	191,364
Florida Power Corp.
5.900%, 3/1/33		200,000	220,931
Ford Credit Auto Owner Trust Series 2007-B A4A 5.240%, 7/15/12		2,500,000	2,588,505
Series 2009-E A3 1.510%, 1/15/14		435,000	437,005
Fortune Brands, Inc. 5.375%, 1/15/16		400,000	431,230
Genentech, Inc. 5.250%, 7/15/35		100,000	104,866
General Dynamics Corp. 4.250%, 5/15/13		100,000	107,804
General Electric Capital Corp.
6.000%, 6/15/12		100,000	107,612
7.625%, 12/10/14	NZD	2,000,000	1,445,893
4.875%, 3/4/15		$300,000	320,216
5.000%, 1/8/16		100,000	105,453
5.400%, 2/15/17		300,000	318,648
5.625%, 9/15/17		1,100,000	1,175,719
6.750%, 3/15/32		600,000	645,742
6.150%, 8/7/37		500,000	507,257
6.375%, 11/15/67 (l)		575,000	534,750
General Electric Co. 5.000%, 2/1/13		700,000	750,649
General Mills, Inc. 6.000%, 2/15/12		735,000	791,927
Genworth Financial, Inc. 6.500%, 6/15/34		100,000	88,150
Georgia Power Co. 5.950%, 2/1/39		205,000	225,651
Series K 5.125%, 11/15/12		100,000	108,559
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18		700,000	800,992
5.375%, 4/15/34		295,000	309,419
Golden West Financial Corp.
4.750%, 10/1/12		100,000	104,344
Goldman Sachs Capital II 5.793%, 6/1/43 (l)		325,000	245,375
Goldman Sachs Group, Inc.
6.600%, 1/15/12		100,000	105,764
5.250%, 10/15/13		500,000	527,055
5.125%, 1/15/15		400,000	420,174
5.350%, 1/15/16		400,000	413,835
5.750%, 10/1/16		600,000	633,184
5.625%, 1/15/17		900,000	909,998
6.125%, 2/15/33		300,000	293,693
6.750%, 10/1/37		500,000	490,171
Goodrich Corp. 6.800%, 7/1/36		100,000	120,871
Government National Mortgage Association
5.500%, 2/15/36		3,653,155	3,963,245
6.000%, 7/15/40 TBA		8,900,000	9,700,304
5.500%, 8/15/40 TBA		3,500,000	3,772,344

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)

Greenwich Capital Commercial Funding Corp.
Series 2005-GG5 A5 5.224%, 4/10/37 (l)		$2,105,000	$2,157,773
GTE Corp.
6.840%, 4/15/18		100,000	113,078
H.J. Heinz Finance Co.
6.000%, 3/15/12		100,000	107,507
Hartford Financial Services Group, Inc.
4.750%, 3/1/14		100,000	102,437
HCP, Inc. 6.000%, 1/30/17		255,000	257,467
Hess Corp. 7.300%, 8/15/31		100,000	117,981
Hewlett-Packard Co.
6.500%, 7/1/12		200,000	221,073
5.500%, 3/1/18		600,000	691,040
Historic TW, Inc. 6.875%, 6/15/18		100,000	117,659
Home Depot, Inc.
5.250%, 12/16/13		100,000	109,955
5.400%, 3/1/16		500,000	556,507
5.875%, 12/16/36		175,000	179,392
Honeywell International, Inc.
6.125%, 11/1/11		100,000	106,751
5.400%, 3/15/16		400,000	457,044
5.300%, 3/1/18		470,000	536,701
Hospitality Properties Trust 6.300%, 6/15/16		257,000	265,770
HSBC Bank USA/New York
4.625%, 4/1/14		400,000	421,289
5.875%, 11/1/34		400,000	392,602
HSBC Finance Corp.
7.000%, 5/15/12		200,000	215,352
5.250%, 4/15/15		200,000	211,039
International Business Machines Corp.
4.750%, 11/29/12		725,000	784,822
5.875%, 11/29/32		600,000	678,098
International Paper Co. 7.500%, 8/15/21		1,075,000	1,258,712
Iron Mountain, Inc.
7.250%, 4/15/14 (m)	GBP	601,000	871,016
6.750%, 10/15/18	EUR	708,000	818,160
Jefferies Group, Inc. 6.250%, 1/15/36		$100,000	89,505
Johnson & Johnson 4.950%, 5/15/33		400,000	416,760
Johnson Controls, Inc. 4.875%, 9/15/13		100,000	107,717
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIB3 A3 6.465%, 11/15/35		1,958,000	2,033,890
Series 2006-LDP7 A4 6.064%, 4/15/45 (l)		1,200,000	1,263,547
Series 2007-CB18 AM 5.466%, 6/12/47 (l)		235,000	204,647
JPMorgan Chase & Co.
6.625%, 3/15/12		400,000	430,392
3.700%, 1/20/15		500,000	511,422
4.750%, 3/1/15		100,000	106,262
5.150%, 10/1/15		300,000	320,978
JPMorgan Chase Bank N.A.
5.875%, 6/13/16		300,000	328,193

	Principal Amount	Value (Note 1)

6.000%, 7/5/17	$925,000	$1,001,367
6.000%, 10/1/17	600,000	653,377
Kellogg Co.
7.450%, 4/1/31	100,000	132,015
KeyBank N.A.
5.700%, 8/15/12	100,000	105,794
5.800%, 7/1/14	100,000	106,760
Kimberly-Clark Corp.
5.625%, 2/15/12	200,000	214,766
4.875%, 8/15/15	600,000	674,585
6.625%, 8/1/37	370,000	470,372
Kinder Morgan Energy Partners LP
6.750%, 3/15/11	100,000	103,516
5.000%, 12/15/13	800,000	851,408
6.850%, 2/15/20	800,000	910,464
5.800%, 3/15/35	100,000	94,365
Kraft Foods, Inc.
5.625%, 11/1/11	300,000	315,686
6.000%, 2/11/13	200,000	220,491
6.500%, 11/1/31	200,000	219,579
7.000%, 8/11/37	235,000	276,891
6.875%, 2/1/38	300,000	348,692
Kroger Co.
6.200%, 6/15/12	100,000	108,821
7.500%, 4/1/31	100,000	125,849
LB-UBS Commercial Mortgage Trust
Series 2003-C8 A4 5.124%, 11/15/32 (l)	1,500,000	1,595,442
Lincoln National Corp.
6.150%, 4/7/36	300,000	286,560
Lockheed Martin Corp.
6.150%, 9/1/36	100,000	115,703
5.720%, 6/1/40§	243,000	263,214
Lowe’s Cos., Inc.
5.800%, 10/15/36	175,000	189,144
Lubrizol Corp.
5.500%, 10/1/14	100,000	107,642
M&I Marshall & Ilsley Bank
5.250%, 9/4/12	100,000	99,923
Marathon Oil Corp.
6.600%, 10/1/37	255,000	278,647
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19	205,000	258,733
McDonald’s Corp.
5.350%, 3/1/18	200,000	229,058
5.700%, 2/1/39	275,000	310,003
Mellon Funding Corp.
5.000%, 12/1/14	100,000	109,176
Merck & Co., Inc.
5.300%, 12/1/13	600,000	673,057
4.750%, 3/1/15	300,000	333,837
5.950%, 12/1/28	200,000	230,062
MetLife, Inc.
6.125%, 12/1/11	300,000	317,404
5.500%, 6/15/14	100,000	108,984
6.400%, 12/15/36	300,000	264,000
Series A 6.817%, 8/15/18	480,000	542,902
Metropolitan Edison Co.
4.875%, 4/1/14	100,000	105,507
Metropolitan Life Global Funding I
5.125%, 6/10/14§	390,000	423,666

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Metropolitan Transportation Authority
7.336%, 11/15/39	$170,000	$207,582
Microsoft Corp.
2.950%, 6/1/14	335,000	350,534
MidAmerican Energy Co.
5.800%, 10/15/36	200,000	216,646
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	300,000	324,800
5.750%, 4/1/18	600,000	671,221
Morgan Stanley
6.600%, 4/1/12	300,000	318,374
5.300%, 3/1/13	300,000	311,972
4.750%, 4/1/14	300,000	300,515
5.375%, 10/15/15	550,000	557,081
5.450%, 1/9/17	1,000,000	991,296
7.300%, 5/13/19	1,000,000	1,075,418
7.250%, 4/1/32	200,000	224,860
Morgan Stanley Capital I, Inc.
Series 2007-IQ14 A4 5.692%, 4/15/49 (l)	1,205,000	1,140,896
Nabors Industries, Inc.
6.150%, 2/15/18	360,000	385,999
National City Corp.
4.900%, 1/15/15	200,000	215,591
National Rural Utilities Cooperative Finance Corp.
4.750%, 3/1/14	200,000	219,313
5.450%, 4/10/17	400,000	443,453
8.000%, 3/1/32	100,000	128,925
Nationwide Financial Services, Inc.
6.750%, 5/15/37	60,000	45,139
New Cingular Wireless Services, Inc.
8.750%, 3/1/31	200,000	274,560
New Jersey State Turnpike Authority
7.414%, 1/1/40	1,550,000	1,888,055
Newmont Mining Corp.
5.875%, 4/1/35	100,000	102,832
News America Holdings, Inc.
8.000%, 10/17/16	650,000	800,228
News America, Inc.
5.300%, 12/15/14	300,000	333,350
7.280%, 6/30/28	100,000	112,074
6.200%, 12/15/34	200,000	210,644
Norfolk Southern Corp.
5.900%, 6/15/19	275,000	316,168
Northern States Power Co.
Series B 8.000%, 8/28/12	510,000	581,371
Northrop Grumman Systems Corp.
7.750%, 2/15/31	100,000	134,107
Occidental Petroleum Corp.
6.750%, 1/15/12	100,000	108,547
7.000%, 11/1/13	200,000	233,730
Ohio Power Co.
Series G 6.600%, 2/15/33	325,000	365,730
Omnicom Group, Inc.
5.900%, 4/15/16	100,000	113,678
Oncor Electric Delivery Co. LLC
6.375%, 1/15/15	300,000	339,894
ONEOK Partners LP
8.625%, 3/1/19	550,000	677,571

	Principal Amount		Value (Note 1)

Oracle Corp.
3.750%, 7/8/14		$750,000	$802,971
5.250%, 1/15/16		400,000	453,892
Pacific Gas & Electric Co.
4.800%, 3/1/14		300,000	325,082
5.800%, 3/1/37		310,000	336,923
Pemex Project Funding Master Trust
6.625%, 6/15/35		625,000	642,848
Pepco Holdings, Inc.
6.450%, 8/15/12		100,000	111,405
Pepsi Bottling Group, Inc.
7.000%, 3/1/29		100,000	127,482
PepsiCo, Inc.
7.900%, 11/1/18		400,000	517,183
Pfizer, Inc.
5.350%, 3/15/15		1,425,000	1,614,485
4.750%, 6/3/16	EUR	1,800,000	2,441,530
4.650%, 3/1/18		$100,000	108,467
7.200%, 3/15/39		395,000	519,259
Pharmacia Corp.
6.600%, 12/1/28		100,000	117,104
Philip Morris International, Inc.
5.650%, 5/16/18		200,000	218,784
6.375%, 5/16/38		100,000	117,347
Pitney Bowes, Inc.
4.750%, 1/15/16		100,000	107,713
4.750%, 5/15/18		100,000	105,142
Plains All American Pipeline LP
6.500%, 5/1/18		210,000	231,121
PNC Funding Corp.
5.250%, 11/15/15		200,000	212,914
Port Authority of New York & New Jersey
6.040%, 12/1/29		375,000	402,769
Praxair, Inc.
3.950%, 6/1/13		1,000,000	1,063,633
Principal Life Global Funding I
6.250%, 2/15/12§		100,000	106,603
Procter & Gamble Co.
4.500%, 5/12/14	EUR	1,500,000	1,999,967
4.850%, 12/15/15		$100,000	113,149
5.125%, 10/24/17	EUR	1,500,000	2,087,450
5.800%, 8/15/34		$300,000	347,763
Progress Energy, Inc.
7.750%, 3/1/31		100,000	126,629
Progressive Corp.
6.700%, 6/15/37 (l)		220,000	205,700
Prudential Financial, Inc.
5.100%, 12/14/11		400,000	417,605
5.100%, 9/20/14		200,000	212,697
PSEG Power LLC
5.500%, 12/1/15		625,000	691,047
Qwest Corp.
8.375%, 5/1/16		710,000	775,675
R.R. Donnelley & Sons Co.
4.950%, 4/1/14		100,000	101,906
6.125%, 1/15/17		425,000	426,828
Raytheon Co.
7.000%, 11/1/28		100,000	125,049
Regions Bank/Alabama
3.250%, 12/9/11		1,900,000	1,969,154
Rockwood Specialties Group, Inc.
7.625%, 11/15/14	EUR	1,080,000	1,314,075

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Safeway, Inc.
5.625%, 8/15/14	$100,000	$112,069
5.000%, 8/15/19	115,000	123,429
Sara Lee Corp.
6.250%, 9/15/11	100,000	105,894
Sempra Energy
6.000%, 10/15/39	420,000	445,636
Simon Property Group LP
6.100%, 5/1/16	620,000	688,162
SLM Corp.
5.375%, 5/15/14	600,000	548,616
Southern California Edison Co.
6.000%, 1/15/34	355,000	408,409
Southern Power Co.
Series B 6.250%, 7/15/12	100,000	108,870
Southwest Airlines Co.
5.125%, 3/1/17	100,000	101,478
Sovereign Bank
5.125%, 3/15/13	100,000	101,338
Spectra Energy Capital LLC
7.500%, 9/15/38	170,000	190,337
State of California
7.550%, 4/1/39	340,000	364,837
State of Illinois
5.100%, 6/1/33	2,240,000	1,746,259
State Street Bank and Trust Co.
5.300%, 1/15/16	100,000	108,110
SunTrust Banks, Inc./Georgia
5.200%, 1/17/17	100,000	99,436
5.450%, 12/1/17	100,000	99,976
Sysco Corp.
5.375%, 9/21/35	100,000	108,502
Target Corp.
7.000%, 7/15/31	100,000	121,823
6.350%, 11/1/32	100,000	114,975
6.500%, 10/15/37	300,000	361,679
Tennessee Valley Authority
4.500%, 4/1/18	550,000	608,079
Series B 4.700%, 7/15/33	300,000	308,980
Series E 6.250%, 12/15/17	100,000	121,567
Teva Pharmaceutical Finance Co LLC
6.150%, 2/1/36	100,000	116,106
TIAA Global Markets, Inc.
4.950%, 7/15/13§	500,000	534,744
Time Warner Cable, Inc.
6.200%, 7/1/13	1,245,000	1,392,458
8.250%, 4/1/19	1,970,000	2,422,710
Time Warner, Inc.
6.875%, 5/1/12	1,610,000	1,754,005
7.625%, 4/15/31	600,000	721,784
7.700%, 5/1/32	700,000	844,224
Toll Brothers Finance Corp.
6.875%, 11/15/12	8,000	8,481
Travelers Cos., Inc.
5.750%, 12/15/17	300,000	328,268
6.250%, 3/15/37 (l)	250,000	234,593
Travelers Property Casualty Corp.
6.375%, 3/15/33	100,000	110,150

	Principal Amount	Value (Note 1)

U.S. Bank N.A./Ohio
6.375%, 8/1/11	$200,000	$211,163
4.950%, 10/30/14	100,000	108,978
4.800%, 4/15/15	100,000	108,411
U.S. Treasury Bonds
8.125%, 8/15/19	1,200,000	1,709,626
3.625%, 2/15/20	2,090,000	2,208,214
8.500%, 2/15/20	1,300,000	1,906,938
8.000%, 11/15/21	2,100,000	3,054,188
6.250%, 8/15/23	6,900,000	8,944,124
6.375%, 8/15/27	4,320,000	5,819,852
5.375%, 2/15/31	780,000	959,643
4.500%, 2/15/36	2,100,000	2,319,845
5.000%, 5/15/37	200,000	238,375
4.375%, 2/15/38	1,200,000	1,297,500
4.500%, 5/15/38	3,100,000	3,419,204
3.500%, 2/15/39	1,500,000	1,393,359
4.250%, 5/15/39	2,770,000	2,928,843
4.500%, 8/15/39	4,550,000	5,011,397
4.375%, 11/15/39	3,095,000	3,341,148
4.625%, 2/15/40	730,000	820,565
4.375%, 5/15/40	200,000	216,312
U.S. Treasury Notes
1.000%, 7/31/11	13,000,000	13,081,250
4.500%, 9/30/11	12,800,000	13,453,005
0.875%, 2/29/12	6,005,000	6,037,127
4.625%, 2/29/12	11,100,000	11,855,321
1.000%, 4/30/12	9,535,000	9,606,513
1.375%, 5/15/12	4,000,000	4,058,752
4.750%, 5/31/12	2,800,000	3,022,468
1.875%, 6/15/12	4,895,000	5,015,848
1.375%, 9/15/12	13,870,000	14,081,296
4.250%, 9/30/12	2,100,000	2,270,625
3.875%, 10/31/12	2,700,000	2,900,181
1.125%, 12/15/12	7,000,000	7,057,421
3.625%, 12/31/12	2,300,000	2,466,571
1.375%, 2/15/13	16,810,000	17,030,631
2.750%, 2/28/13	5,450,000	5,724,200
1.500%, 12/31/13	5,500,000	5,546,409
1.875%, 4/30/14	16,345,000	16,639,978
2.375%, 8/31/14	288,000	297,742
2.375%, 10/31/14	1,725,000	1,779,715
2.125%, 11/30/14	8,000,000	8,170,000
4.000%, 2/15/15	1,100,000	1,214,039
2.375%, 2/28/15	9,975,000	10,280,534
2.500%, 3/31/15	3,000,000	3,108,750
2.500%, 4/30/15	4,360,000	4,514,985
4.125%, 5/15/15	1,200,000	1,333,219
2.625%, 4/30/16	3,095,000	3,180,113
4.875%, 8/15/16	1,400,000	1,620,500
4.625%, 2/15/17	2,400,000	2,741,813
3.000%, 2/28/17	1,440,000	1,494,900
4.500%, 5/15/17	4,300,000	4,891,921
2.750%, 5/31/17	3,000,000	3,063,282
4.250%, 11/15/17	9,630,000	10,817,947
4.000%, 8/15/18	3,500,000	3,849,727
2.750%, 2/15/19	10,200,000	10,161,750
3.625%, 8/15/19	7,745,000	8,189,733
3.375%, 11/15/19	12,380,000	12,822,003
UBS Preferred Funding Trust V
Series 1 6.243%, 5/29/49 (l)	150,000	128,625

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Unilever Capital Corp.
5.900%, 11/15/32	$200,000	$232,550
Union Pacific Corp.
6.150%, 5/1/37	125,000	140,008
Union Planters Corp.
4.375%, 12/1/10	100,000	100,192
UnionBanCal Corp.
5.250%, 12/16/13	100,000	108,436
United Parcel Service, Inc.
5.500%, 1/15/18	170,000	194,540
8.375%, 4/1/30 (e)	100,000	135,790
United Technologies Corp.
4.875%, 5/1/15	400,000	447,302
6.125%, 2/1/19	287,000	342,259
UnitedHealth Group, Inc.
5.375%, 3/15/16	200,000	217,352
5.800%, 3/15/36	400,000	402,093
Valero Energy Corp.
6.875%, 4/15/12	200,000	215,325
6.625%, 6/15/37	300,000	292,093
Verizon Communications, Inc.
6.875%, 6/15/12	200,000	220,408
7.375%, 9/1/12	300,000	337,048
4.375%, 6/1/13	200,000	214,864
4.900%, 9/15/15	300,000	329,548
7.750%, 12/1/30	900,000	1,121,534
5.850%, 9/15/35	100,000	103,152
7.350%, 4/1/39	100,000	122,947
Viacom, Inc.
6.250%, 4/30/16	300,000	340,274
6.875%, 4/30/36	100,000	113,207
Virginia Electric & Power Co.
5.400%, 1/15/16	100,000	111,623
Series A 5.950%, 9/15/17	700,000	805,620
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11 A5 5.215%, 1/15/41 (l)	3,500,000	3,672,917
Series 2006-C25 A5 5.924%, 5/15/43 (l)	1,000,000	1,034,657
Series 2007-C32 A2 5.924%, 6/15/49(l)	2,375,000	2,440,868
Series 2007-C33 A4 6.099%, 2/15/51 (l)	1,130,000	1,112,381
Wachovia Bank N.A.
5.600%, 3/15/16	400,000	426,411
6.600%, 1/15/38	800,000	869,869
Wachovia Capital Trust III
5.800%, 3/29/49 (l)	525,000	417,375
Wachovia Corp.
4.875%, 2/15/14	100,000	104,617
Wal-Mart Stores, Inc.
5.000%, 4/5/12	1,000,000	1,070,172
3.625%, 7/8/20	300,000	299,724
7.550%, 2/15/30	100,000	132,685
5.250%, 9/1/35	400,000	421,282
Walt Disney Co.
6.375%, 3/1/12	100,000	108,388
Waste Management, Inc.
6.375%, 11/15/12	100,000	109,569
7.375%, 3/11/19	283,000	342,950
7.000%, 7/15/28	100,000	115,635

	Principal Amount	Value (Note 1)

WellPoint, Inc.
5.250%, 1/15/16	$200,000	$218,967
5.950%, 12/15/34	100,000	102,074
Wells Fargo & Co.
5.125%, 9/15/16	100,000	106,433
5.375%, 2/7/35	200,000	195,954
Wells Fargo Capital X
5.950%, 12/15/36	525,000	465,629
Wells Fargo Capital XIII
7.700%, 12/29/49 (l)	625,000	631,250
Wyeth
5.500%, 2/1/14	400,000	449,336
5.500%, 2/15/16	200,000	229,250
6.500%, 2/1/34	100,000	117,843
XCEL Energy, Inc.
6.500%, 7/1/36	100,000	115,361
XTO Energy, Inc.
5.300%, 6/30/15	100,000	113,193
5.650%, 4/1/16	100,000	114,564
6.500%, 12/15/18	100,000	121,353
6.375%, 6/15/38	300,000	371,195

Total United States		847,132,122

Total Long Term Debt Securities (97.1%) (Cost $1,220,310,564)		1,242,814,670

	Number of Shares	Value (Note 1)
COMMON STOCK:
Government (0.1%)
Foreign Governments (0.1%)
United Kingdom Gilt (Cost $1,831,856)	1,100,000	1,831,528

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (6.0%)
JPMorgan Chase Nassau
0.000%, 7/1/10 (Amortized Cost $76,944,388)	$76,944,388	76,944,388

Total Investments Before Securities Sold Short (103.2%) (Cost/Amortized Cost $1,299,086,808)		1,321,590,586

SECURITIES SOLD SHORT:
U.S. Government Agency (-0.1%)
Federal National Mortgage Association
5.000%, 8/25/40 TBA	$(1,000,000)	(1,054,492)

Total Securities Sold Short (-0.1%) (Proceeds Received $1,054,297)		(1,054,492)

Total Investments after Securities Sold Short (103.1%) (Cost/Amortized Cost $1,298,032,511)		1,320,536,094
Other Assets Less Liabilities (-3.1%)		(39,746,753)

Net Assets (100%)		$1,280,789,341

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2010, the market value of these securities amounted to $8,557,921 or 0.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2010. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2010.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HUF	— Hungary Forint
KRW	— Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
TBA	— Security is subject to delayed delivery.

At June 30, 2010 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Buy Value	U.S. $ Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. British Pound, expiring 9/15/10	JPMorgan Chase Bank	1,407	1,150	$1,721,608	$1,718,215	$3,393
European Union Euro vs. British Pound, expiring 9/15/10	JPMorgan Chase Bank	7,249	6,000	8,868,134	8,964,600	(96,466)
European Union Euro vs. Japanese Yen, expiring 7/1/10	JPMorgan Chase Bank	10,588	1,346,000	12,947,745	15,223,661	(2,275,916)
European Union Euro vs. Japanese Yen, expiring 8/23/10	JPMorgan Chase Bank	4,685	525,000	5,730,144	5,943,018	(212,874)
Japanese Yen vs. Australian Dollar, expiring 8/23/10	JPMorgan Chase Bank	877,750	11,880	9,936,163	9,938,214	(2,051)
Japanese Yen vs. Australian Dollar, expiring 8/23/10	JPMorgan Chase Bank	707,377	9,300	8,007,528	7,779,915	227,613
Japanese Yen vs. Australian Dollar, expiring 8/25/10	JPMorgan Chase Bank	77,790	1,000	880,616	836,350	44,266
Japanese Yen vs. Australian Dollar, expiring 8/25/10	JPMorgan Chase Bank	1,567,627	20,090	17,746,195	16,802,272	943,923
Japanese Yen vs. Canadian Dollar, expiring 9/1/10	JPMorgan Chase Bank	525,000	5,941	5,943,945	5,578,944	365,001
Japanese Yen vs. Canadian Dollar, expiring 9/1/10	JPMorgan Chase Bank	1,705,836	20,000	19,313,134	18,780,107	533,027
Japanese Yen vs. European Union Euro, expiring 7/1/10	JPMorgan Chase Bank	106,300	956	1,202,285	1,169,040	33,245
Japanese Yen vs. European Union Euro, expiring 7/1/10	JPMorgan Chase Bank	2,230,000	17,901	25,221,965	21,890,351	3,331,614
Japanese Yen vs. European Union Euro, expiring 8/23/10	JPMorgan Chase Bank	1,709,622	15,350	19,352,976	18,774,534	578,442
Japanese Yen vs. European Union Euro, expiring 9/15/10	JPMorgan Chase Bank	990,300	9,165	11,215,036	11,211,531	3,505
Japanese Yen vs. Hungarian Forint, expiring 8/18/10	JPMorgan Chase Bank	975,610	2,380,000	11,042,995	10,142,437	900,558
Japanese Yen vs. New Zealand Dollar, expiring 7/13/10	JPMorgan Chase Bank	1,800,000	27,209	20,362,160	18,648,822	1,713,338
Japanese Yen vs. Poland Zloty, expiring 8/18/10	JPMorgan Chase Bank	926,387	32,500	10,485,833	9,549,152	936,681
Japanese Yen vs. U.S. Dollar, expiring 7/30/10	JPMorgan Chase Bank	3,305,000	36,663	37,397,473	36,663,357	734,116
U.S. Dollar vs. European Union Euro, expiring 9/7/10	JPMorgan Chase Bank	9,060	7,400	9,060,057	9,051,828	8,229

						$7,769,644

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed
Securities
Asset-Backed Securities	$—	$5,308,772	$—	$5,308,772
Collateralized debt obligations	—	26,880,196	—	26,880,196
Non-Agency CMO	—	1,034,657	—	1,034,657
Common Stocks
Government	—	1,831,528	—	1,831,528
Corporate Bonds	—	18,829,245	—	18,829,245
Consumer Discretionary	—	21,932,286	—	21,932,286
Consumer Staples	—	33,509,929	—	33,509,929
Energy	—	27,357,840	—	27,357,840
Financial_Savings&Loans_Building Societies	—	1,339,164	—	1,339,164
Financials	—	88,609,370	—	88,609,370
Government	—	121,567	—	121,567
Health Care	—	14,779,923	—	14,779,923
Industrials	—	16,123,880	—	16,123,880
Information Technology	—	5,633,246	—	5,633,246
Materials	—	19,918,395	—	19,918,395
Telecommunication Services	—	25,452,785	—	25,452,785
Utilities	—	24,756,407	—	24,756,407
Forward Currency Contracts	—	10,356,951	—	10,356,951
Government Securities
Agency ABS	—	18,417,689	—	18,417,689
Foreign Governments	—	226,460,134	—	226,460,134
Municipal Bonds	—	4,609,502	—	4,609,502
Supranational	—	31,712,816	—	31,712,816
U.S. Government Agencies	—	351,057,465	—	351,057,465
U.S. Treasuries	—	278,969,402	—	278,969,402
Short-Term Investments	—	76,944,388	—	76,944,388

Total Assets	$—	$1,331,947,537	$—	$1,331,947,537

Liabilities:
Forward Currency Contracts	$—	$(2,587,307)	$—	$(2,587,307)
Government Securities
U.S. Government Agencies	—	(1,054,492)	—	(1,054,492)

Total Liabilities	$—	$(3,641,799)	$—	$(3,641,799)

Total	$—	$1,328,305,738	$—	$1,328,305,738

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$1,772,083
Total gains or losses (realized/unrealized) included in earnings	85,720
Purchases, sales, issuances, and settlements (net)	(1,857,803)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$—
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$—

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets -Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	10,356,951
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets -Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$10,356,951

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(2,587,307)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(2,587,307)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	2,602,875	—	2,602,875
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$2,602,875	$—	$2,602,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	13,734,177	—	13,734,177
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$13,734,177	$—	$13,734,177

This Portfolio held forward foreign currency contracts with an average settlement value of approximately $2,982,650,000 during the six months ended June 30, 2010.

^ This Portfolio held forward foreign currency contracts to gain an economic hedge against changes in the values of securities held in the Portfolio, that do not qualify for hedge accounting under ASC 815.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities and short positions	$822,830,943
Long-term U.S. Treasury securities	100,137,814

$922,968,757

Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities and short positions	$756,517,613
Long-term U.S. Treasury securities	91,627,974

$848,145,587

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,158,811
Aggregate gross unrealized depreciation	(19,594,709)

Net unrealized appreciation	$21,564,102

Federal income tax cost of investments	$1,300,026,484

The Portfolio has a net capital loss carryforward of $21,139,706 which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $1,299,086,808)	$1,321,590,586
Cash	2,690,978
Foreign cash (Cost $3,963,248)	3,882,959
Receivable for forward commitments	35,983,410
Receivable for securities sold	29,882,501
Dividends, interest and other receivables	12,434,921
Unrealized appreciation of forward foreign currency contracts	10,356,951
Receivable from Separate Accounts for Trust shares sold	1,221,477
Other assets	14,232

Total assets	1,418,058,015

LIABILITIES
Payable for forward commitments	104,645,125
Payable for securities purchased	27,585,223
Unrealized depreciation of forward foreign currency contracts	2,587,307
Securities sold short, at value (Proceeds received $1,054,297)	1,054,492
Investment management fees payable	572,141
Payable to Separate Accounts for Trust shares redeemed	349,955
Administrative fees payable	164,669
Distribution fees payable - Class IB	107,622
Trustees’ fees payable	1,284
Accrued expenses	200,856

Total liabilities	137,268,674

NET ASSETS	$1,280,789,341

Net assets were comprised of:
Paid in capital	$1,256,309,689
Accumulated undistributed net investment income (loss)	17,203,321
Accumulated undistributed net realized gains (losses) on investments, securities sold short and foreign currency transactions	(22,558,060)
Net unrealized appreciation (depreciation) on investments, securities sold short and foreign currency translations	29,834,391

Net assets	$1,280,789,341

Class IA
Net asset value, offering and redemption price per share, $749,849,781 / 75,313,089 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.96

Class IB
Net asset value, offering and redemption price per share, $530,939,560 / 53,548,050 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.92

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Interest (net of $6,340 foreign withholdings tax)	$22,625,241

EXPENSES
Investment management fees	3,424,947
Administrative fees	986,147
Distribution fees - Class IB	644,675
Printing and mailing expenses	72,266
Custodian fees	30,580
Professional fees	24,192
Trustees’ fees	14,537
Miscellaneous	36,011

Total expenses	5,233,355

NET INVESTMENT INCOME (LOSS)	17,391,886

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	5,416,974
Foreign currency transactions	(5,489,377)
Securities sold short	(406,273)

Net realized gain (loss)	(478,676)

Change in unrealized appreciation (depreciation) on:
Securities	7,043,393
Foreign currency translations	13,310,179
Securities sold short	(55,820)

Net change in unrealized appreciation (depreciation)	20,297,752

NET REALIZED AND UNREALIZED GAIN (LOSS)	19,819,076

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,210,962

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,391,886	$32,847,924
Net realized gain (loss) on investments, securities sold short and foreign currency transactions	(478,676)	(77,648,910)
Net change in unrealized appreciation (depreciation) on investments, securities sold short and foreign currency translations	20,297,752	68,792,328

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	37,210,962	23,991,342

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(4,582,681)
Class IB	—	(3,767,310)

	—	(8,349,991)

Distributions from net realized capital gains
Class IA	—	(2,108,270)
Class IB	—	(1,733,157)

	—	(3,841,427)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(12,191,418)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [6,229,156 and 23,338,304 shares, respectively]	61,050,360	220,083,614
Capital shares issued in reinvestment of dividends and distributions [0 and 716,527 shares, respectively]	—	6,690,951
Capital shares repurchased [(4,240,444) and (4,266,960) shares, respectively]	(41,558,920)	(40,488,976)

Total Class IA transactions	19,491,440	186,285,589

Class IB
Capital shares sold [8,028,522 and 15,659,510 shares, respectively]	78,405,256	148,335,020
Capital shares issued in reinvestment of dividends and distributions [0 and 590,192 shares, respectively]	—	5,500,467
Capital shares repurchased [(6,131,993) and (16,196,997) shares, respectively]	(59,885,371)	(151,210,140)

Total Class IB transactions	18,519,885	2,625,347

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	38,011,325	188,910,936

TOTAL INCREASE (DECREASE) IN NET ASSETS	75,222,287	200,710,860
NET ASSETS:
Beginning of period	1,205,567,054	1,004,856,194

End of period (a)	$1,280,789,341	$1,205,567,054

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$17,203,321	$(188,565)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,				October 3, 2005* to December 31, 2005
Class IA		2009	2008	2007	2006
Net asset value, beginning of period	$9.66	$9.56	$10.77	$10.08	$9.77	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.14 (e)	0.34 (e)	0.44 (e)	0.45 (e)	0.36 (e)	0.05 (e)
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	0.16	(0.12)	0.32 †	0.52	— #	(0.28)

Total from investment operations	0.30	0.22	0.76	0.97	0.36	(0.23)

Less distributions:
Dividends from net investment income	—	(0.08)	(1.97)	(0.27)	(0.03)	—
Distributions from net realized gains	—	(0.04)	—	(0.01)	(0.02)	—

Total dividends and distributions	—	(0.12)	(1.97)	(0.28)	(0.05)	—

Net asset value, end of period	$9.96	$9.66	$9.56	$10.77	$10.08	$9.77

Total return (b)	3.11%	2.27%	6.73%	9.54%	3.70%	(2.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$749,850	$708,202	$511,658	$604,149	$272,209	$98
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.74%	0.80%	0.86%	0.87%	0.90%	0.90%
Before waivers and reimbursements (a)	0.74%	0.80%	0.86%	0.87%	0.90%	6.98%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.89%	3.58%	4.02%	4.26%	3.67%	2.11%
Before waivers and reimbursements (a)	2.89%	3.58%	4.02%	4.26%	3.67%	(3.97)%
Portfolio turnover rate	70%	159%	121%	82%	74%	10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,					October 3, 2005* to December 31, 2005
Class IB		2009		2008	2007	2006
Net asset value, beginning of period	$9.63	$9.56		$10.76	$10.08	$9.77	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.13 (e)	0.23	(e)	0.41 (e)	0.42 (e)	0.33 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments, securities sold short and foreign currency transactions	0.16	(0.04)		0.33 †	0.51	0.01	(0.27)

Total from investment operations	0.29	0.19		0.74	0.93	0.34	(0.23)

Less distributions:
Dividends from net investment income	—	(0.08)		(1.94)	(0.24)	(0.01)	—
Distributions from net realized gains	—	(0.04)		—	(0.01)	(0.02)	—

Total dividends and distributions	—	(0.12)		(1.94)	(0.25)	(0.03)	—

Net asset value, end of period	$9.92	$9.63		$9.56	$10.76	$10.08	$9.77

Total return (b)	3.01%	1.96%		6.51%	9.26%	3.44%	(2.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$530,940	$497,365		$493,198	$234,871	$96,604	$11,942
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.99%	1.05	%(c)	1.11%	1.12%	1.15%	1.15%
Before waivers and reimbursements (a)	0.99%	1.05	%(c)	1.11%	1.12%	1.15%	7.23%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.65%	2.50%		3.73%	4.00%	3.29%	1.86%
Before waivers and reimbursements (a)	2.65%	2.50%		3.73%	4.00%	3.29%	(4.22)%
Portfolio turnover rate	70%	159%		121%	82%	74%	10%

*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Financials	17.1%
Consumer Staples	9.4
Information Technology	9.2
Energy	7.5
Consumer Discretionary	7.1
Industrials	7.0
Health Care	6.4
Telecommunication Services	5.5
Materials	5.1
Utilities	3.4
Cash and Other	22.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$899.50	$4.33
Hypothetical (5% average return before expenses)	1,000.00	1,020.23	4.61
Class IB
Actual	1,000.00	898.30	5.51
Hypothetical (5% average return before expenses)	1,000.00	1,018.99	5.86

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.92% and 1.17%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Argentina (0.0%)
Banco Macro S.A. (ADR)	7,100	$209,095

Australia (2.2%)
AGL Energy Ltd.	33,692	414,932
Alumina Ltd.	144,276	182,825
Amcor Ltd.	76,490	407,511
AMP Ltd.	147,153	639,849
Aristocrat Leisure Ltd.	25,895	79,118
Arrow Energy Ltd.*	45,450	184,893
Asciano Group*	208,395	281,243
ASX Ltd.	12,297	300,030
Australia & New Zealand Banking Group Ltd.	168,812	3,030,534
AXA Asia Pacific Holdings Ltd.	77,890	356,705
Bendigo and Adelaide Bank Ltd.	26,547	181,462
BGP Holdings plc (b)*†	796,081	—
BHP Billiton Ltd.	227,823	7,085,261
Billabong International Ltd.	13,246	96,464
BlueScope Steel Ltd.*	111,924	194,976
Boral Ltd.	45,490	182,864
Brambles Ltd.	90,140	410,952
Caltex Australia Ltd.	7,595	59,310
CFS Retail Property Trust (REIT)	141,220	223,774
Coca-Cola Amatil Ltd.	42,506	425,699
Cochlear Ltd.	3,239	201,764
Commonwealth Bank of Australia	103,823	4,208,003
Computershare Ltd.	34,091	301,608
Crown Ltd.	39,014	252,868
CSL Ltd.	37,027	1,009,846
CSR Ltd.	98,595	138,276
Dexus Property Group (REIT)	371,682	239,308
Energy Resources of Australia Ltd.	3,156	34,967
Fairfax Media Ltd.	167,864	184,238
Fortescue Metals Group Ltd.*	77,034	262,638
Foster’s Group Ltd.	123,380	583,689
Goodman Fielder Ltd.	82,335	92,837
Goodman Group (REIT)	458,958	241,982
GPT Group (REIT)	115,979	272,299
Harvey Norman Holdings Ltd.	26,005	71,889
Incitec Pivot Ltd.	98,261	222,789
Insurance Australia Group Ltd.	153,820	437,571
Intoll Group	161,210	140,190
Leighton Holdings Ltd.	8,918	214,912
Lend Lease Group	36,148	220,661
MacArthur Coal Ltd.	3,635	36,554
Macquarie Group Ltd.	21,858	672,657
MAp Group	35,802	80,373
Metcash Ltd.	54,958	193,351
Mirvac Group (REIT)	198,941	217,795
National Australia Bank Ltd.	141,165	2,726,773
Newcrest Mining Ltd.	34,419	1,012,283
OneSteel Ltd.	95,425	236,281
Orica Ltd.	24,720	520,423

	Number of Shares	Value (Note 1)

Origin Energy Ltd.	62,903	$785,876
OZ Minerals Ltd.*	181,270	144,904
Paladin Energy Ltd.*	34,777	103,900
Qantas Airways Ltd.*	55,880	102,582
QBE Insurance Group Ltd.	67,705	1,030,356
Rio Tinto Ltd.	29,053	1,609,069
Santos Ltd.	53,429	560,841
Sims Metal Management Ltd.	12,649	180,095
Sonic Healthcare Ltd.	28,440	247,734
SP AusNet	57,816	37,017
Stockland Corp., Ltd. (REIT)	152,126	472,662
Suncorp-Metway Ltd.	81,445	546,654
TABCORP Holdings Ltd.	46,837	248,095
Tatts Group Ltd.	86,000	160,991
Telstra Corp., Ltd.	276,991	753,691
Toll Holdings Ltd.	39,642	181,023
Transurban Group	101,827	361,208
Wesfarmers Ltd.	66,361	1,588,820
Wesfarmers Ltd. (PPS)	11,524	277,343
Westfield Group (REIT)	144,162	1,467,309
Westpac Banking Corp.	199,949	3,530,960
Woodside Petroleum Ltd.	36,228	1,263,596
Woolworths Ltd.	82,919	1,879,735
WorleyParsons Ltd.	10,802	199,597

		47,501,285

Austria (0.1%)
Erste Group Bank AG	12,667	402,980
Immofinaz AG*	55,579	143,089
OMV AG	9,568	288,365
Raiffeisen International Bank Holding AG*	4,265	162,547
Telekom Austria AG	25,736	286,075
Verbund AG, Class A	6,037	184,918
Vienna Insurance Group	3,613	150,647
Voestalpine AG	8,577	234,755

		1,853,376

Belgium (0.3%)
Ageas	149,680	334,303
Anheuser-Busch InBev N.V.	47,998	2,305,536
Belgacom S.A.	9,749	306,897
Cie Nationale a Portefeuille	2,506	106,379
Colruyt S.A.	1,261	296,570
Delhaize Group S.A.	6,778	490,779
Dexia S.A.*	46,523	162,073
Groupe Bruxelles Lambert S.A.	4,674	324,649
KBC Groep N.V.*	9,444	362,233
Mobistar S.A.	2,874	151,996
Solvay S.A.	3,358	286,731
UCB S.A.	8,215	257,369
Umicore S.A.	7,095	205,299

		5,590,814

Bermuda (0.0%)
Nabors Industries Ltd.*	19,059	335,820
Seadrill Ltd.	18,524	332,972
XL Capital Ltd., Class A	23,415	374,874

		1,043,666

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Brazil (2.2%)
Banco Bradesco S.A. (ADR)	164,850	$2,614,521
Banco Bradesco S.A. (Preference)	65,230	1,026,333
BRF - Brasil Foods S.A.	366,254	4,813,044
Cia de Bebidas das Americas (Preference) (ADR)	45,000	4,545,450
CIA Vale do Rio Doce (ADR)	6,500	136,630
Cielo S.A.	363,700	3,090,946
Itau Unibanco Holding S.A.	114,676	2,067,345
Lojas Arapua S.A. (Preference) (b)*†	1,248,000	—
MRV Engenharia e Participacoes S.A.	234,500	1,656,440
NET Servicos de Comunicacao S.A. (ADR)*	2,500	23,475
NET Servicos de Comunicacao S.A. (Preference)*	248,308	2,334,508
OGX Petroleo e Gas Participacoes S.A.*	146,800	1,363,898
PDG Realty S.A. Empreendimentos e Participacoes	319,800	2,678,879
Petroleo Brasileiro S.A. (Preference)	327,542	4,892,262
Petroleo Brasileiro S.A. (Preference) (ADR)	21,700	646,660
Petroleo Brasileiro S.A. (ADR)	60,900	2,090,088
Tim Participacoes S.A. (ADR)	42,600	1,156,164
Ultrapar Participacoes S.A. (Preference)	37,200	1,774,471
Vale S.A. (Preference), Class A	21,356	451,966
Vale S.A. (ADR)	414,285	8,708,271
Vivo Participacoes S.A. (Preference) (ADR)	86,700	2,247,264

		48,318,615

Cayman Islands (0.1%)
Sany Heavy Equipment International Holdings Co., Ltd.	1,140,000	1,253,333

China (2.3%)
Bank of China Ltd., Class H	6,101,900	3,078,342
China Citic Bank Corp. Ltd., Class H	3,036,000	1,914,393
China Coal Energy Co., Class H	1,909,000	2,393,964
China Construction Bank Corp., Class H	9,339,000	7,515,559
China Dongxiang Group Co.	1,426,600	948,997
China Life Insurance Co., Ltd., Class H	1,191,000	5,232,192
China Oilfield Services Ltd., Class H	1,506,000	1,761,040
China Pacific Insurance Group Co. Ltd., Class H	714,400	2,816,487
China Petroleum & Chemical Corp., Class H	6,298,000	5,083,047

	Number of Shares	Value (Note 1)

China Telecom Corp. Ltd., Class H	5,392,000	$2,574,285
China Unicom Hong Kong Ltd.	2,222,000	2,970,579
China Zhongwang Holdings Ltd.	1,514,800	955,573
Dongfeng Motor Group Co., Ltd., Class H	1,679,000	1,910,506
Foxconn International Holdings Ltd.*	184,913	120,058
Industrial & Commercial Bank of China Ltd., Class H	5,447,000	3,955,121
PetroChina Co., Ltd., Class H	1,396,000	1,540,941
Ping An Insurance Group Co. of China Ltd., Class H†	292,000	2,353,870
Tencent Holdings Ltd.	9,400	155,010
Tsingtao Brewery Co., Ltd., Class H	222,000	1,037,377
Want Want China Holdings Ltd.	2,228,000	1,876,637
Yangzijiang Shipbuilding Holdings Ltd.	81,497	77,795

		50,271,773

Cyprus (0.0%)
Bank of Cyprus PCL	46,994	188,324

Czech Republic (0.2%)
CEZ A/S	25,652	1,053,432
Komercni Banka A/S	21,187	3,423,508

		4,476,940

Denmark (0.3%)
A. P. Moller - Maersk A/S, Class A	30	228,411
A. P. Moller - Maersk A/S, Class B	90	705,663
Carlsberg A/S, Class B	7,243	550,667
Coloplast A/S, Class B	2,006	199,123
Danske Bank A/S*	31,128	597,816
DSV A/S	12,724	182,565
Novo Nordisk A/S, Class B	30,300	2,444,170
Novozymes A/S, Class B	2,590	274,896
Tryg A/S	2,543	133,701
Vestas Wind Systems A/S*	14,108	586,441
William Demant Holding A/S*	1,548	113,042

		6,016,495

Egypt (0.5%)
Commercial International Bank Egypt SAE	294,797	3,485,467
Juhayna Food Industries*	1,595,674	1,156,976
Orascom Construction Industries	48,801	1,945,630
Orascom Construction Industries (GDR)	25,589	1,004,368
Telecom Egypt	1,033,373	2,846,631

		10,439,072

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Finland (0.3%)
Elisa Oyj*	11,989	$207,546
Fortum Oyj	30,437	670,046
Kesko Oyj, Class B	4,663	150,998
Kone Oyj, Class B	8,947	355,751
Metso Oyj	7,998	255,400
Neste Oil Oyj	12,064	175,274
Nokia Oyj	249,713	2,038,977
Nokian Renkaat Oyj	8,210	201,067
Orion Oyj, Class B	5,670	106,090
Outokumpu Oyj	10,553	158,671
Pohjola Bank plc	13,409	136,506
Rautaruukki Oyj	5,563	81,114
Sampo Oyj, Class A	28,639	599,218
Sanoma Oyj	4,459	76,928
Stora Enso Oyj, Class R	47,073	336,749
UPM-Kymmene Oyj	34,413	455,998
Wartsila Oyj	3,982	181,396

		6,187,729

France (2.5%)
Accor S.A.*	9,784	449,319
Aeroports de Paris S.A.	2,693	171,622
Air France-KLM*	9,939	116,917
Air Liquide S.A.	18,637	1,871,938
Alcatel-Lucent*	156,372	398,833
Alstom S.A.	12,784	576,489
Atos Origin S.A.*	3,238	129,327
AXA S.A.	110,614	1,677,559
bioMerieux S.A.	796	81,675
BNP Paribas S.A.	63,491	3,390,065
Bouygues S.A.	15,234	583,509
Bureau Veritas S.A.	4,285	230,684
Cap Gemini S.A.	9,728	425,018
Carrefour S.A.	41,775	1,649,428
Casino Guichard Perrachon S.A.	2,981	225,112
Christian Dior S.A.	3,694	350,994
Cie de Saint-Gobain S.A.	24,665	910,706
Cie Generale de Geophysique-Veritas*	11,671	204,991
Cie Generale d’Optique Essilor International S.A.	14,817	882,210
CNP Assurances S.A.	3,219	219,269
Compagnie Generale des Etablissements Michelin, Class B	10,084	702,927
Credit Agricole S.A.	64,364	658,856
Danone S.A.	38,582	2,060,355
Dassault Systemes S.A.	2,977	180,154
EDF S.A.	17,933	681,497
Eiffage S.A.	3,736	161,271
Eramet S.A.	503	123,160
Eurazeo S.A.	1,988	114,301
Eutelsat Communications S.A.	8,377	279,864
Fonciere Des Regions (REIT)	1,700	140,566
France Telecom S.A.	123,315	2,127,910
GDF Suez S.A.	82,833	2,343,560
Gecina S.A. (REIT)	1,777	158,746
Groupe Eurotunnel S.A.	38,334	259,075
Hermes International S.A.	3,123	414,354

	Number of Shares	Value (Note 1)

ICADE (REIT)	1,842	$155,391
Iliad S.A.	1,512	117,279
Imerys S.A.	2,314	117,033
Ipsen S.A.	1,218	37,133
J.C. Decaux S.A.*	6,292	145,747
Klepierre S.A. (REIT)	7,892	216,671
Lafarge S.A.	14,470	782,433
Lagardere S.C.A.	9,710	300,864
Legrand S.A.	8,948	263,616
L’Oreal S.A.	15,858	1,549,577
LVMH Moet Hennessy Louis Vuitton S.A.	16,191	1,763,648
Metropole Television S.A.	3,743	75,828
Natixis S.A.*	69,405	298,570
Neopost S.A.	2,128	153,996
PagesJaunes Groupe S.A.	6,752	69,554
Pernod-Ricard S.A.	14,172	1,096,301
Peugeot S.A.*	9,923	250,826
PPR S.A.	5,490	677,488
Publicis Groupe S.A.	7,592	301,794
Renault S.A.*	12,588	463,270
Safran S.A.	13,456	373,156
Sanofi-Aventis S.A.	70,719	4,264,561
Schneider Electric S.A.	15,569	1,575,814
SCOR SE	13,463	257,325
Societe BIC S.A.	1,794	127,252
Societe Generale S.A.	41,597	1,692,113
Societe Television Francaise 1 S.A.	8,553	111,781
Sodexo S.A.	5,386	298,307
Suez Environnement Co. S.A.	21,515	354,444
Technip S.A.	7,022	399,818
Thales S.A.	7,631	245,297
Total S.A.	142,285	6,332,322
Unibail-Rodamco S.A. (REIT)	5,865	951,890
Vallourec S.A.	3,998	682,624
Veolia Environnement	25,664	599,451
Vinci S.A.	28,377	1,168,510
Vivendi S.A.	81,588	1,650,594

		54,874,539

Germany (2.1%)
Adidas AG	15,233	735,266
Allianz SE (Registered)	30,314	3,010,073
BASF SE	61,389	3,349,174
Bayer AG	55,252	3,082,789
Bayerische Motoren Werke (BMW) AG	23,086	1,116,629
Bayerische Motoren Werke (BMW) AG (Preference)	3,564	125,051
Beiersdorf AG	7,124	391,615
Celesio AG	6,611	143,916
Commerzbank AG*	47,348	330,455
Continental AG*	2,449	127,000
Daimler AG*	60,196	3,048,157
Deutsche Bank AG (Registered)	41,321	2,336,215
Deutsche Boerse AG	12,497	759,278
Deutsche Lufthansa AG (Registered)*	16,556	228,122

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Deutsche Post AG (Registered)	58,430	$847,591
Deutsche Postbank AG*	7,384	213,189
Deutsche Telekom AG (Registered)	187,741	2,213,138
E.ON AG	123,947	3,336,625
Fraport AG	2,367	100,602
Fresenius Medical Care AG & Co. KGaA	12,014	649,954
Fresenius SE	1,887	125,477
Fresenius SE (Preference)	4,563	301,721
GEA Group AG	12,494	248,193
Hannover Rueckversicherung AG (Registered)	5,345	230,249
HeidelbergCement AG	9,615	457,967
Henkel AG & Co. KGaA	7,358	300,501
Henkel AG & Co. KGaA (Preference)	10,832	526,954
Hochtief AG	3,555	211,260
Infineon Technologies AG*	73,971	427,486
K+S AG	10,973	504,769
Linde AG	11,332	1,189,890
MAN SE	7,173	591,357
Merck KGaA	3,602	262,413
Metro AG	8,920	453,489
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	12,984	1,625,497
Porsche Automobil Holding SE (Preference)	6,916	295,033
Puma AG Rudolf Dassler Sport	363	95,807
RWE AG	27,873	1,816,778
RWE AG (Preference)	2,963	178,678
Salzgitter AG	3,387	201,858
SAP AG	57,122	2,537,233
Siemens AG (Registered)	55,254	4,944,510
Suedzucker AG	3,957	70,961
ThyssenKrupp AG	22,796	559,982
TUI AG*	9,668	84,997
United Internet AG	8,501	93,475
Volkswagen AG	2,461	208,423
Volkswagen AG (Preference)	12,205	1,068,526
Wacker Chemie AG	1,404	203,196

		45,961,519

Greece (0.1%)
Alpha Bank AE*	29,232	142,877
Coca Cola Hellenic Bottling Co. S.A.	14,655	312,680
EFG Eurobank Ergasias S.A.*	26,384	117,095
Hellenic Telecommunications Organization S.A.*	17,719	133,221
National Bank of Greece S.A.*	41,813	455,602
OPAP S.A.	16,074	199,935
Piraeus Bank S.A.*	23,209	97,849
Public Power Corp. S.A.	6,674	95,721

		1,554,980

	Number of Shares	Value (Note 1)

Hong Kong (1.8%)
ASM Pacific Technology Ltd.	14,000	$108,859
Bank of East Asia Ltd.	116,600	419,901
Beijing Enterprises Holdings Ltd.	418,500	2,718,615
Belle International Holdings Ltd.	2,060,000	2,920,620
BOC Hong Kong Holdings Ltd.	247,500	562,583
Cathay Pacific Airways Ltd.	50,000	98,028
Cheung Kong Holdings Ltd.	96,000	1,103,158
Cheung Kong Infrastructure Holdings Ltd.	44,000	162,905
China Mobile Ltd.	517,500	5,157,656
China Resources Power Holdings Co., Ltd.	1,602,200	3,629,740
CLP Holdings Ltd.	122,500	886,934
Esprit Holdings Ltd.	77,233	416,503
Fushan International Energy Group Ltd.	2,470,000	1,388,282
GOME Electrical Appliances Holdings Ltd.*	12,242,359	3,698,634
Hang Lung Group Ltd.	43,000	231,664
Hang Lung Properties Ltd.	155,000	594,492
Hang Seng Bank Ltd.	51,800	692,071
Henderson Land Development Co., Ltd.	70,000	407,814
Hengan International Group Co., Ltd.	149,000	1,202,283
Hong Kong & China Gas Co., Ltd.	317,800	785,498
Hong Kong Exchanges and Clearing Ltd.	70,800	1,104,004
HongKong Electric Holdings Ltd.	92,500	550,547
Hopewell Holdings Ltd.	55,000	154,698
Hutchison Whampoa Ltd.	147,000	907,574
Hysan Development Co., Ltd.	55,000	154,650
Kerry Properties Ltd.	59,500	255,384
Li & Fung Ltd.	156,000	698,338
Lifestyle International Holdings Ltd.	30,500	59,157
Link REIT (REIT)	141,500	350,091
Mongolia Energy Co., Ltd.*	287,601	100,372
MTR Corp.	80,000	272,585
New World Development Ltd.	203,000	327,931
Noble Group Ltd.	193,181	233,265
NWS Holdings Ltd.	79,000	142,800
Orient Overseas International Ltd.*	20,000	142,873
PCCW Ltd.	198,000	57,473
Shanghai Industrial Holdings Ltd.	791,000	3,132,633
Shangri-La Asia Ltd.	112,000	206,399
Sino Land Co., Ltd.	100,000	177,610
Sun Hung Kai Properties Ltd.	98,000	1,332,437
Swire Pacific Ltd., Class A	51,500	583,535
Television Broadcasts Ltd.	16,000	74,151
Wharf Holdings Ltd.	91,000	440,508
Wheelock & Co., Ltd.	79,000	221,992
Wing Hang Bank Ltd.	16,500	160,816
Yue Yuen Industrial Holdings Ltd.	50,000	155,337

		39,183,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Hungary (0.3%)
MOL Hungarian Oil and Gas plc*	44,027	$3,633,831
OTP Bank plc*	42,699	859,453
Richter Gedeon Nyrt.	17,586	3,109,897

		7,603,181

India (2.3%)
Asian Paints Ltd.	39,431	1,941,203
Bharat Heavy Electricals Ltd.	43,677	2,300,620
Colgate-Palmolive India Ltd.	76,356	1,364,116
Deccan Chronicle Holdings Ltd.	159,500	419,542
Dr. Reddy’s Laboratories Ltd.	102,680	3,179,859
Glenmark Pharmaceuticals Ltd.	343,666	1,983,470
HDFC Bank Ltd.	136,462	5,615,736
Hindalco Industries Ltd.	570,017	1,751,698
Hindustan Construction Co.	479,712	1,213,779
IndusInd Bank Ltd.	552,000	2,420,396
Infosys Technologies Ltd.	102,227	6,109,230
ITC Ltd.	296,055	1,933,292
KSK Energy Ventures Ltd.*	341,500	1,242,846
Marico Ltd.	494,400	1,371,217
Nestle India Ltd.	18,056	1,110,885
Reliance Industries Ltd.	165,325	3,852,178
Rural Electrification Corp., Ltd.	196,638	1,280,743
Shree Renuka Sugars Ltd.	598,540	865,439
State Bank of India	24,096	1,186,894
Sun TV Network Ltd.	132,690	1,242,402
Tata Motors Ltd.	218,078	3,628,062
Wipro Ltd.	208,306	1,710,895
Yes Bank Ltd.	356,130	2,038,479

		49,762,981

Indonesia (0.9%)
PT Astra International Tbk	882,900	4,647,559
PT Bank Central Asia Tbk	5,354,000	3,460,912
PT Bank Rakyat Indonesia	2,126,500	2,147,851
PT Bumi Resources Tbk	6,088,500	1,243,901
PT Indofood Sukses Makmur Tbk	5,359,000	2,419,350
PT Indosat Tbk	2,442,000	1,317,347
PT Perusahaan Gas Negara	3,228,000	1,364,913
PT Telekomunikasi Indonesia Tbk	3,513,500	2,961,770

		19,563,603

Ireland (0.1%)
Bank of Ireland*	230,125	189,228
CRH plc	48,154	1,007,900
Elan Corp. plc*	40,399	182,977
Experian plc	69,818	604,513
James Hardie Industries SE (CDI)*	32,060	166,975
Kerry Group plc, Class A	11,228	311,024
Shire plc	38,171	775,871

		3,238,488

	Number of Shares	Value (Note 1)

Israel (0.2%)
Bank Hapoalim B.M.*	55,537	$199,520
Bank Leumi Le-Israel B.M.*	69,315	246,241
Bezeq Israeli Telecommunication Corp., Ltd.	97,464	213,222
Cellcom Israel Ltd.	1,735	43,285
Elbit Systems Ltd.	748	37,938
Israel Chemicals Ltd.	26,142	272,619
Israel Corp. Ltd.*	97	60,054
Israel Discount Bank Ltd., Class A*	12,992	21,924
Makhteshim-Agan Industries Ltd.	5,465	18,211
Mizrahi Tefahot Bank Ltd.*	3,028	22,004
NICE Systems Ltd.*	2,716	67,453
Partner Communications Co., Ltd.	3,246	49,907
Teva Pharmaceutical Industries Ltd.	62,122	3,241,461

		4,493,839

Italy (0.8%)
A2A S.p.A.	105,714	143,318
Assicurazioni Generali S.p.A.	77,580	1,353,798
Atlantia S.p.A.	19,554	346,665
Autogrill S.p.A.*	4,409	52,791
Banca Carige S.p.A.	67,106	131,205
Banca Monte dei Paschi di Siena S.p.A.*	196,214	222,157
Banca Popolare Societa Cooperativa	28,374	117,077
Banco Popolare S.c.a.r.l.	52,147	286,575
Beni Stabili S.p.A.*	10,200	7,733
Enel S.p.A.	433,833	1,835,331
ENI S.p.A.	175,454	3,220,832
Exor S.p.A.	3,985	67,139
Fiat S.p.A.	52,105	536,253
Finmeccanica S.p.A.	32,612	338,419
Intesa Sanpaolo S.p.A.	571,729	1,462,594
Luxottica Group S.p.A.	9,992	240,739
Mediaset S.p.A.	57,034	324,736
Mediobanca S.p.A.*	39,524	294,594
Mediolanum S.p.A.	21,400	83,744
Parmalat S.p.A.	106,608	247,656
Pirelli & C. S.p.A.	162,761	89,940
Prysmian S.p.A.	9,249	132,867
Saipem S.p.A.	17,946	545,394
Snam Rete Gas S.p.A.	82,735	328,910
Telecom Italia S.p.A.	637,294	702,417
Telecom Italia S.p.A. (RNC)	346,626	315,866
Terna Rete Elettrica Nazionale S.p.A.	88,019	316,993
UniCredit S.p.A.	1,069,653	2,374,312
Unione di Banche Italiane S.c.p.A.	45,558	391,995

		16,512,050

Japan (6.3%)
77 Bank Ltd.	22,000	117,944
ABC-Mart, Inc.	2,500	98,088
Acom Co., Ltd.	3,070	39,565

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Advantest Corp.	9,500	$198,928
Aeon Co., Ltd.	40,100	425,606
Aeon Credit Service Co., Ltd.	2,900	25,720
Aeon Mall Co., Ltd.	7,100	140,881
Air Water, Inc.	8,000	87,487
Aisin Seiki Co., Ltd.	14,400	389,045
Ajinomoto Co., Inc.	41,000	371,276
Alfresa Holdings Corp.	2,300	110,949
All Nippon Airways Co., Ltd.*	44,000	139,222
Amada Co., Ltd.	25,000	164,177
Aozora Bank Ltd.	68,000	88,359
Asahi Breweries Ltd.	27,000	456,399
Asahi Glass Co., Ltd.	73,000	681,120
Asahi Kasei Corp.	79,000	413,465
Asics Corp.	9,000	82,469
Astellas Pharma, Inc.	29,800	996,588
Bank of Kyoto Ltd.	27,000	221,723
Bank of Yokohama Ltd.	75,000	342,446
Benesse Holdings, Inc.	5,000	227,711
Bridgestone Corp.	41,400	656,323
Brother Industries Ltd.	18,000	187,407
Canon Marketing Japan, Inc.	2,100	29,591
Canon, Inc.	75,700	2,822,329
Casio Computer Co., Ltd.	15,900	95,252
Central Japan Railway Co.	97	798,833
Chiba Bank Ltd.	46,000	277,129
Chiyoda Corp.	9,000	65,292
Chubu Electric Power Co., Inc.	43,600	1,081,006
Chugai Pharmaceutical Co., Ltd.	17,600	310,802
Chugoku Bank Ltd.	12,000	141,445
Chugoku Electric Power Co., Inc.	21,100	435,358
Chuo Mitsui Trust Holdings, Inc.	72,000	253,552
Citizen Holdings Co., Ltd.	21,100	128,340
Coca-Cola West Co., Ltd.	1,800	29,763
Cosmo Oil Co., Ltd.	36,000	86,542
Credit Saison Co., Ltd.	12,900	133,438
Dai Nippon Printing Co., Ltd.	35,000	404,454
Daicel Chemical Industries Ltd.	16,000	107,913
Daido Steel Co., Ltd.	14,000	60,078
Daihatsu Motor Co., Ltd.	17,000	157,814
Dai-ichi Life Insurance Co., Ltd.	559	768,760
Daiichi Sankyo Co., Ltd.	43,800	783,303
Daikin Industries Ltd.	16,300	497,482
Dainippon Sumitomo Pharma Co., Ltd.	16,400	126,049
Daito Trust Construction Co., Ltd.	5,400	305,269
Daiwa House Industry Co., Ltd.	26,000	234,224
Daiwa Securities Group, Inc.	121,400	510,694
DeNA Co., Ltd.	4,500	118,674
Denki Kagaku Kogyo KK	32,000	149,261
Denso Corp.	31,900	881,969
Dentsu, Inc.	9,786	258,275
Dowa Holdings Co., Ltd.	14,000	67,428
East Japan Railway Co.	22,537	1,502,323

	Number of Shares	Value (Note 1)

Eisai Co., Ltd.	16,000	$529,311
Electric Power Development Co., Ltd.	6,000	190,604
Elpida Memory, Inc.*	10,600	163,768
FamilyMart Co., Ltd.	2,800	92,282
Fanuc Ltd.	12,700	1,424,814
Fast Retailing Co., Ltd.	3,300	498,079
Fuji Electric Holdings Co., Ltd.	28,000	80,075
Fuji Heavy Industries Ltd.*	33,000	176,172
Fuji Media Holdings, Inc.	50	71,853
Fujifilm Holdings Corp.	30,600	880,241
Fujitsu Ltd.	121,000	760,170
Fukuoka Financial Group, Inc.	62,000	257,146
Furukawa Electric Co., Ltd.	36,000	158,133
GS Yuasa Corp.	21,000	137,106
Gunma Bank Ltd.	34,000	179,853
Hachijuni Bank Ltd.	30,000	168,913
Hakuhodo DY Holdings, Inc.	1,230	61,751
Hankyu Hanshin Holdings, Inc.	86,000	378,420
Hino Motors Ltd.	11,000	54,100
Hirose Electric Co., Ltd.	2,400	219,125
Hiroshima Bank Ltd.	44,000	175,449
Hisamitsu Pharmaceutical Co., Inc.	5,700	226,169
Hitachi Chemical Co., Ltd.	9,100	168,942
Hitachi Construction Machinery Co., Ltd.	5,800	107,143
Hitachi High-Technologies Corp.	6,800	125,163
Hitachi Ltd.*	295,200	1,070,538
Hitachi Metals Ltd.	15,000	152,245
Hokkaido Electric Power Co., Inc.	14,600	314,297
Hokuhoku Financial Group, Inc.	89,000	163,202
Hokuriku Electric Power Co.	14,700	322,219
Honda Motor Co., Ltd.	111,600	3,241,033
HOYA Corp.	29,600	628,524
Ibiden Co., Ltd.	7,700	207,588
Idemitsu Kosan Co., Ltd.	1,500	112,662
IHI Corp.	93,000	148,517
INPEX Corp.	61	339,036
Isetan Mitsukoshi Holdings Ltd.	27,700	270,064
Isuzu Motors Ltd.	71,000	212,005
Ito En Ltd.	2,600	39,783
ITOCHU Corp.	99,000	771,893
ITOCHU Techno-Solutions Corp.	1,100	39,861
Iyo Bank Ltd.	21,000	195,049
J. Front Retailing Co., Ltd.	35,000	168,933
Jafco Co., Ltd.	1,200	26,348
Japan Petroleum Exploration Co.	1,700	69,360
Japan Prime Realty Investment Corp. (REIT)	41	86,158
Japan Real Estate Investment Corp. (REIT)	40	326,223
Japan Retail Fund Investment Corp. (REIT)	117	142,247

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Japan Steel Works Ltd.	20,000	$176,110
Japan Tobacco, Inc.	295	917,108
JFE Holdings, Inc.	32,900	1,015,683
JGC Corp.	12,000	181,917
Joyo Bank Ltd.	54,000	214,440
JS Group Corp.	15,000	286,384
JSR Corp.	12,200	204,559
JTEKT Corp.	16,400	151,229
Jupiter Telecommunications Co., Ltd.	182	173,451
JX Holdings, Inc.*	146,533	716,248
Kajima Corp.	60,000	135,388
Kamigumi Co., Ltd.	17,000	130,651
Kaneka Corp.	19,000	110,177
Kansai Electric Power Co., Inc.	50,300	1,228,091
Kansai Paint Co., Ltd.	12,000	102,697
Kao Corp.	35,000	822,772
Kawasaki Heavy Industries Ltd.	83,000	201,430
Kawasaki Kisen Kaisha Ltd.*	38,000	153,754
KDDI Corp.	190	902,519
Keihin Electric Express Railway Co., Ltd.	35,000	308,891
Keio Corp.	46,000	296,242
Keisei Electric Railway Co., Ltd.	17,000	94,693
Keyence Corp.	3,000	690,116
Kikkoman Corp.	11,000	115,286
Kinden Corp.	6,000	51,021
Kintetsu Corp.	124,000	378,064
Kirin Holdings Co., Ltd.	54,000	680,032
Kobe Steel Ltd.	171,000	326,531
Koito Manufacturing Co., Ltd.	6,000	88,109
Komatsu Ltd.	62,900	1,136,607
Konami Corp.	6,800	107,177
Konica Minolta Holdings, Inc.	30,000	288,698
Kubota Corp.	74,000	565,094
Kuraray Co., Ltd.	27,000	315,272
Kurita Water Industries Ltd.	9,100	248,557
Kyocera Corp.	10,700	864,065
Kyowa Hakko Kirin Co., Ltd.	22,000	208,966
Kyushu Electric Power Co., Inc.	23,700	531,469
Lawson, Inc.	3,500	152,968
Mabuchi Motor Co., Ltd.	1,700	77,831
Makita Corp.	6,400	170,730
Marubeni Corp.	120,000	614,687
Marui Group Co., Ltd.	14,100	95,000
Maruichi Steel Tube Ltd.	400	7,659
Matsui Securities Co., Ltd.	3,800	23,161
Mazda Motor Corp.	102,300	238,826
McDonald’s Holdings Co. Japan Ltd.	6,710	150,307
Medipal Holdings Corp.	9,700	115,382
MEIJI Holdings Co. Ltd.	5,822	237,887
Minebea Co., Ltd.	24,000	132,314
Mitsubishi Chemical Holdings Corp.	74,500	339,258
Mitsubishi Corp.	89,900	1,873,320
Mitsubishi Electric Corp.	128,000	996,981
Mitsubishi Estate Co., Ltd.	78,000	1,082,960

	Number of Shares	Value (Note 1)

Mitsubishi Gas Chemical Co., Inc.	26,000	$125,994
Mitsubishi Heavy Industries Ltd.	196,000	673,189
Mitsubishi Logistics Corp.	6,000	66,958
Mitsubishi Materials Corp.*	90,000	240,238
Mitsubishi Motors Corp.*	267,000	337,849
Mitsubishi Tanabe Pharma Corp.	12,000	182,753
Mitsubishi UFJ Financial Group, Inc.	853,900	3,870,865
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,110	138,362
Mitsui & Co., Ltd.	116,300	1,367,278
Mitsui Chemicals, Inc.	44,000	122,163
Mitsui Engineering & Shipbuilding Co., Ltd.	50,000	100,658
Mitsui Fudosan Co., Ltd.	55,000	768,920
Mitsui Mining & Smelting Co., Ltd.	32,000	84,751
Mitsui O.S.K. Lines Ltd.	74,000	488,355
Mitsumi Electric Co., Ltd.	5,300	90,184
Mizuho Financial Group, Inc.	915,164	1,502,076
Mizuho Securities Co., Ltd.	53,000	117,470
Mizuho Trust & Banking Co., Ltd.*	141,000	121,123
MS&AD Insurance Group Holdings, Inc.	37,807	807,070
Murata Manufacturing Co., Ltd.	13,900	662,028
Namco Bandai Holdings, Inc.	12,600	110,547
NEC Corp.	163,000	420,762
NGK Insulators Ltd.	15,000	233,191
NGK Spark Plug Co., Ltd.	12,000	148,727
NHK Spring Co., Ltd.	9,000	82,517
Nidec Corp.	7,100	594,653
Nikon Corp.	20,000	344,735
Nintendo Co., Ltd.	6,600	1,922,556
Nippon Building Fund, Inc. (REIT)	42	331,981
Nippon Electric Glass Co., Ltd.	26,000	295,885
Nippon Express Co., Ltd.	67,000	301,472
Nippon Meat Packers, Inc.	16,000	197,830
Nippon Paper Group, Inc.	7,792	215,695
Nippon Sheet Glass Co., Ltd.	45,000	109,569
Nippon Steel Corp.	341,000	1,130,218
Nippon Telegraph & Telephone Corp.	34,159	1,394,678
Nippon Yusen KK	94,000	341,361
Nishi-Nippon City Bank Ltd.	42,000	120,893
Nissan Chemical Industries Ltd.	9,000	100,654
Nissan Motor Co., Ltd.*	172,600	1,196,501
Nissha Printing Co., Ltd.	1,600	42,789
Nisshin Seifun Group, Inc.	12,500	141,421
Nisshin Steel Co., Ltd.	41,000	65,483
Nisshinbo Holdings, Inc.	7,000	67,232
Nissin Food Holdings Co., Ltd.	6,000	220,879
Nitori Co., Ltd.	3,050	262,520
Nitto Denko Corp.	10,200	332,791
NKSJ Holdings, Inc.*	102,125	605,602

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

NOK Corp.	7,800	$123,813
Nomura Holdings, Inc.	246,300	1,348,353
Nomura Real Estate Holdings, Inc.	6,700	84,077
Nomura Real Estate Office Fund, Inc. (REIT)	17	84,554
Nomura Research Institute Ltd.	8,500	179,699
NSK Ltd.	37,000	257,362
NTN Corp.	31,000	126,809
NTT Data Corp.	85	313,560
NTT DoCoMo, Inc.	1,019	1,540,962
NTT Urban Development Corp.	67	52,945
Obayashi Corp.	54,000	213,105
Obic Co., Ltd.	340	65,275
Odakyu Electric Railway Co., Ltd.	48,000	410,888
OJI Paper Co., Ltd.	67,000	327,710
Olympus Corp.	16,000	378,715
Omron Corp.	15,600	337,376
Ono Pharmaceutical Co., Ltd.	6,700	272,138
Oracle Corp. Japan	2,200	108,093
Oriental Land Co., Ltd.	4,000	334,153
ORIX Corp.	6,870	498,987
Osaka Gas Co., Ltd.	121,000	436,959
Otsuka Corp.	700	44,562
Panasonic Corp.	131,800	1,645,765
Panasonic Electric Works Co., Ltd	29,000	283,758
Rakuten, Inc.	469	338,706
Resona Holdings, Inc.	37,605	457,434
Ricoh Co., Ltd.	44,000	559,211
Rinnai Corp.	3,400	174,304
Rohm Co., Ltd.	7,300	435,994
Sankyo Co., Ltd.	4,300	194,212
Santen Pharmaceutical Co., Ltd.	4,800	172,728
Sanyo Electric Co., Ltd.*	137,000	176,427
Sapporo Hokuyo Holdings, Inc.	15,487	68,344
Sapporo Holdings Ltd.	15,000	64,508
SBI Holdings, Inc.	1,119	138,718
Secom Co., Ltd.	13,500	599,425
Sega Sammy Holdings, Inc.	10,500	150,312
Seiko Epson Corp.	11,500	147,396
Sekisui Chemical Co., Ltd.	36,000	224,615
Sekisui House Ltd.	41,000	351,492
Senshu Ikeda Holdings, Inc.	35,511	51,386
Seven & I Holdings Co., Ltd.	50,900	1,167,864
Seven Bank Ltd.	53	95,968
Sharp Corp.	65,000	684,314
Shikoku Electric Power Co., Inc.	13,600	388,891
Shimadzu Corp.	17,000	127,479
Shimamura Co., Ltd.	1,200	108,094
Shimano, Inc.	5,000	214,181
Shimizu Corp.	51,000	174,391
Shin-Etsu Chemical Co., Ltd.	27,600	1,284,015
Shinko Electric Industries Co., Ltd.	4,000	51,872
Shinsei Bank Ltd.*	85,000	71,740

	Number of Shares	Value (Note 1)

Shionogi & Co., Ltd.	18,000	$372,392
Shiseido Co., Ltd.	22,000	483,908
Shizuoka Bank Ltd.	46,000	400,965
Showa Denko KK	114,000	206,164
Showa Shell Sekiyu KK	11,600	80,089
SMC Corp.	3,400	453,922
Softbank Corp.	53,200	1,406,160
Sojitz Corp.	110,100	172,431
Sony Corp.	67,300	1,791,403
Sony Financial Holdings, Inc.	71	237,411
Square Enix Holdings Co., Ltd.	6,100	112,148
Stanley Electric Co., Ltd.	11,400	188,690
Sumco Corp.*	6,200	103,240
Sumitomo Chemical Co., Ltd.	99,000	382,235
Sumitomo Corp.	80,700	803,773
Sumitomo Electric Industries Ltd.	55,200	646,115
Sumitomo Heavy Industries Ltd.	34,000	200,249
Sumitomo Metal Industries Ltd.	244,000	550,351
Sumitomo Metal Mining Co., Ltd.	34,000	426,605
Sumitomo Mitsui Financial Group, Inc.	89,607	2,529,667
Sumitomo Realty & Development Co., Ltd.	24,000	409,324
Sumitomo Rubber Industries Ltd.	10,600	93,348
Sumitomo Trust & Banking Co., Ltd.	89,000	452,746
Suruga Bank Ltd.	13,000	117,774
Suzuken Co., Ltd.	4,800	160,742
Suzuki Motor Corp.	21,900	429,955
Sysmex Corp.	2,100	119,254
T&D Holdings, Inc.	17,550	374,595
Taiheiyo Cement Corp.*	48,000	60,579
Taisei Corp.	67,000	133,372
Taisho Pharmaceutical Co., Ltd.	10,000	197,321
Taiyo Nippon Sanso Corp.	24,000	190,391
Takashimaya Co., Ltd.	22,000	175,035
Takeda Pharmaceutical Co., Ltd.	50,300	2,152,692
TDK Corp.	7,800	427,856
Teijin Ltd.	70,000	207,865
Terumo Corp.	10,800	516,838
THK Co., Ltd.	8,300	171,594
Tobu Railway Co., Ltd.	63,000	338,845
Toho Co., Ltd.	7,000	115,400
Toho Gas Co., Ltd.	32,000	170,691
Tohoku Electric Power Co., Inc.	31,000	665,622
Tokio Marine Holdings, Inc.	47,900	1,254,721
Tokuyama Corp.	19,000	83,391
Tokyo Electric Power Co., Inc.	81,600	2,221,360
Tokyo Electron Ltd.	11,100	599,440
Tokyo Gas Co., Ltd.	164,000	749,788
Tokyo Steel Manufacturing Co., Ltd.	5,300	61,352
Tokyo Tatemono Co., Ltd.	20,000	61,317

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Tokyu Corp.	88,000	$358,484
Tokyu Land Corp.	31,000	108,537
TonenGeneral Sekiyu KK	24,000	207,393
Toppan Printing Co., Ltd.	43,000	341,116
Toray Industries, Inc.	75,000	359,873
Toshiba Corp.*	267,000	1,326,514
Tosoh Corp.	30,000	77,444
TOTO Ltd.	15,000	99,910
Toyo Seikan Kaisha Ltd.	12,800	185,744
Toyo Suisan Kaisha Ltd.	4,000	95,193
Toyoda Gosei Co., Ltd.	5,700	141,258
Toyota Boshoku Corp.	6,200	90,497
Toyota Industries Corp.	13,700	347,688
Toyota Motor Corp.	188,500	6,482,396
Toyota Tsusho Corp.	17,400	249,168
Trend Micro, Inc.	8,500	229,157
Tsumura & Co.	2,700	82,751
Ube Industries Ltd.	74,000	175,358
Unicharm Corp.	3,200	360,364
UNY Co., Ltd.	10,000	75,936
Ushio, Inc.	6,900	106,530
USS Co., Ltd.	1,250	89,223
West Japan Railway Co.	105	383,816
Yahoo! Japan Corp.	978	388,692
Yakult Honsha Co., Ltd.	8,000	217,172
Yamada Denki Co., Ltd.	5,450	355,779
Yamaguchi Financial Group, Inc.	17,000	162,131
Yamaha Corp.	10,100	102,580
Yamaha Motor Co., Ltd.*	14,900	196,667
Yamato Holdings Co., Ltd.	24,000	317,602
Yamato Kogyo Co., Ltd.	2,200	54,744
Yamazaki Baking Co., Ltd.	7,000	94,518
Yaskawa Electric Corp.	16,000	118,514
Yokogawa Electric Corp.	15,500	95,501

		137,731,317

Lebanon (0.1%)
Banque Audi sal-Audi Saradar Group (GDR)	187,820	1,567,400
BLOM Bank SAL (GDR)	13,698	1,210,903

		2,778,303

Luxembourg (0.1%)
ArcelorMittal S.A.	56,797	1,510,578
Millicom International Cellular S.A. (SDR)	4,449	359,048
SES S.A. (FDR)	22,367	464,590
Tenaris S.A.	32,622	566,154

		2,900,370

Macau (0.0%)
Sands China Ltd.*	171,987	252,460
Wynn Macau Ltd.*	75,600	123,680

		376,140

Malaysia (0.2%)
Axiata Group Bhd*	2,148,600	2,583,730
Sime Darby Bhd	851,800	2,097,627

		4,681,357

	Number of Shares	Value (Note 1)

Mexico (1.3%)
America Movil S.A.B. de C.V. (ADR)	257,449	$12,228,828
Empresas ICA S.A.B. de C.V.*	331,300	781,048
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	133,900	5,777,785
Fresnillo plc	12,043	173,987
Genomma Lab Internacional SA de C.V., Class B*	245,800	816,479
Grupo Financiero Banorte S.A.B. de C.V., Class O	744,124	2,819,294
Grupo Televisa S.A. (ADR)	203,700	3,546,417
Wal-Mart de Mexico S.A.B. de C.V.	806,600	1,786,825

		27,930,663

Netherlands (1.2%)
Aegon N.V.*	99,569	533,396
Akzo Nobel N.V.	16,000	827,650
ASML Holding N.V.	29,881	820,576
Corio N.V. (REIT)	4,999	242,829
Delta Lloyd N.V.	2,709	45,305
European Aeronautic Defence and Space Co. N.V.*	31,738	647,621
Fugro N.V. (CVA)	5,806	265,471
Heineken Holding N.V.	5,903	215,357
Heineken N.V.	17,713	750,843
ING Groep N.V. (CVA)*	253,937	1,885,351
Koninklijke (Royal) KPN N.V.	114,786	1,465,685
Koninklijke Ahold N.V.	76,277	944,635
Koninklijke Boskalis Westminster N.V.	5,373	209,211
Koninklijke DSM N.V.	11,889	472,342
Koninklijke Philips Electronics N.V.	64,594	1,925,377
Koninklijke Vopak N.V.	4,736	173,806
QIAGEN N.V.*	12,885	249,602
Randstad Holding N.V.*	7,356	289,540
Reed Elsevier N.V.	48,768	537,992
Royal Dutch Shell plc, Class A	241,174	6,090,478
Royal Dutch Shell plc, Class B	183,283	4,437,524
SBM Offshore N.V.	9,584	136,773
TNT N.V.	26,661	671,971
Unilever N.V. (CVA)	108,993	2,971,727
Wolters Kluwer N.V.	22,189	423,407

		27,234,469

New Zealand (0.0%)
Auckland International Airport Ltd.	44,662	57,087
Contact Energy Ltd.*	16,158	62,908
Fletcher Building Ltd.	50,744	271,707
Sky City Entertainment Group Ltd.	40,683	79,297
Telecom Corp. of New Zealand Ltd.	162,029	209,454

		680,453

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Norway (0.2%)
Aker Solutions ASA	7,862	$90,054
DnB NOR ASA	64,877	624,269
Norsk Hydro ASA	48,108	216,476
Orkla ASA	44,060	282,035
Renewable Energy Corp. ASA*	37,110	87,180
Statoil ASA	78,541	1,514,812
Telenor ASA	59,900	752,257
Yara International ASA	12,650	353,960

		3,921,043

Peru (0.1%)
Credicorp Ltd.	15,170	1,378,801

Philippines (0.4%)
Ayala Corp.	206,580	1,442,435
Metro Pacific Investments Corp.*	23,864,000	1,410,119
Metropolitan Bank & Trust	1,474,150	1,961,867
Philippine Long Distance Telephone Co.	35,460	1,818,813
SM Investments Corp.	174,100	1,563,489

		8,196,723

Poland (0.6%)
Bank Handlowy w Warszawie S.A.*	44,274	957,731
Bank Zachodni WBK S.A.	15,601	883,151
Central European Distribution Corp.*	96,541	2,064,047
Polski Koncern Naftowy Orlen S.A.*	245,483	2,545,653
Powszechna Kasa Oszczednosci Bank Polski S.A.	287,712	3,065,461
Powszechny Zaklad Ubezpieczen S.A.*	19,262	1,987,324
Telekomunikacja Polska S.A.	623,643	2,619,191

		14,122,558

Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)	145,633	109,168
Banco Espirito Santo S.A. (Registered)	48,168	189,813
Brisa Auto-Estradas de Portugal S.A.	19,419	117,513
Cimpor Cimentos de Portugal SGPS S.A.	15,910	88,414
EDP - Energias de Portugal S.A.	115,154	340,017
Galp Energia SGPS S.A., Class B	12,506	186,735
Jeronimo Martins SGPS S.A.	15,284	139,355
Portugal Telecom SGPS S.A. (Registered)	33,261	329,696

		1,500,711

Russia (0.9%)
LUKOIL OAO (Chi-X Alt TS Exchange) (ADR)	13,100	673,798

	Number of Shares	Value (Note 1)

LUKOIL OAO (OTC Exchange) (ADR)	121,775	$6,271,413
PROTEK (ADR)*	424,200	1,357,440
Rosneft Oil Co. (GDR)	505,216	3,075,270
RusHydro OJSC*	24,064,906	1,137,617
RusHydro OJSC (ADR)*	269,684	1,290,318
Sberbank of Russian Federation	696,975	1,671,675
Wimm-Bill-Dann Foods OJSC (ADR)	119,168	2,121,190
X5 Retail Group N.V. (GDR)*(m)	56,618	1,881,140

		19,479,861

Singapore (0.5%)
Ascendas Real Estate Investment Trust (REIT)	124,000	160,056
CapitaLand Ltd.	169,000	430,912
CapitaMall Trust (REIT)	190,000	247,282
CapitaMalls Asia Ltd.	126,564	188,399
City Developments Ltd.	42,000	331,017
ComfortDelgro Corp., Ltd.	131,000	135,686
Cosco Corp. (Singapore) Ltd.	45,000	47,226
DBS Group Holdings Ltd.	120,000	1,163,545
Fraser and Neave Ltd.	49,000	179,078
Genting Singapore plc*	343,457	284,444
Golden Agri-Resources Ltd.	4,629,225	1,732,606
Jardine Cycle & Carriage Ltd.	9,000	191,023
Keppel Corp., Ltd.	86,000	518,194
Keppel Land Ltd.	31,000	85,289
K-Green Trust*	17,200	12,906
Neptune Orient Lines Ltd.*	41,750	58,902
Olam International Ltd.	105,000	192,266
Oversea-Chinese Banking Corp., Ltd.	174,000	1,094,527
SembCorp Industries Ltd.	85,000	245,634
SembCorp Marine Ltd.	73,000	199,575
Singapore Airlines Ltd.	31,000	321,192
Singapore Exchange Ltd.	55,000	287,792
Singapore Press Holdings Ltd.	115,000	309,807
Singapore Technologies Engineering Ltd.	105,000	245,545
Singapore Telecommunications Ltd.	557,000	1,203,148
StarHub Ltd.	68,288	109,596
United Overseas Bank Ltd.	85,000	1,180,828
UOL Group Ltd.	31,000	83,597
Wilmar International Ltd.	73,000	298,719

		11,538,791

South Africa (1.3%)
Anglo Platinum Ltd.*	25,219	2,373,012
AVI Ltd.	485,900	1,390,444
Clicks Group Ltd.	693,400	3,050,049
Impala Platinum Holdings Ltd.	223,400	5,178,876
Imperial Holdings Ltd.	156,000	1,713,983
MTN Group Ltd.	505,698	6,629,446
Naspers Ltd., Class N	118,356	3,977,933
Tiger Brands Ltd.	141,521	3,121,465

		27,435,208

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

South Korea (2.6%)
Amorepacific Corp.	1,931	$1,641,319
Cheil Industries, Inc.	31,280	2,396,176
Cheil Worldwide, Inc.	198,528	2,075,653
Hynix Semiconductor, Inc.*	56,590	1,147,483
Hyundai Engineering & Construction Co., Ltd.	31,255	1,438,255
Hyundai Mobis	14,627	2,449,680
Hyundai Motor Co.	16,640	1,949,243
KB Financial Group, Inc.	21,895	835,780
Kia Motors Corp.	82,611	2,191,952
KT Corp.	43,110	1,584,841
KT Corp. (ADR)	26,500	508,005
LG Chem Ltd.	19,832	4,983,931
LG Display Co., Ltd.	73,400	2,437,273
LG Display Co., Ltd. (ADR)	24,300	391,230
LG Telecom Ltd.	16,341	101,541
NHN Corp.*	13,984	2,081,127
OCI Co. Ltd.	8,946	1,803,949
POSCO	3,295	1,250,580
Samsung Electronics Co., Ltd. (Preference)	4,609	1,965,075
Samsung Electronics Co., Ltd.	17,067	10,716,161
Samsung Fire & Marine Insurance Co., Ltd.	10,985	1,741,052
Samsung Life Insurance Co. Ltd.	18,930	1,603,364
Shinhan Financial Group Co., Ltd.	92,633	3,411,548
Shinsegae Co., Ltd.	4,812	2,077,216
SSCP Co., Ltd.*	83,127	492,869
Woongjin Coway Co., Ltd.	92,778	3,101,577
Woori Finance Holdings Co. Ltd.	111,020	1,307,630

		57,684,510

Spain (1.0%)
Abertis Infraestructuras S.A.	24,115	347,471
Acciona S.A.	2,309	175,360
Acerinox S.A.	3,181	49,314
ACS Actividades de Construccion y Servicios S.A.	8,066	294,989
Banco Bilbao Vizcaya Argentaria S.A.	237,103	2,446,070
Banco de Sabadell S.A.	74,245	335,157
Banco de Valencia S.A.	11,404	50,670
Banco Popular Espanol S.A.	55,473	282,876
Banco Santander S.A.	553,601	5,817,231
Bankinter S.A.	19,397	117,859
Criteria Caixacorp S.A.	70,002	286,512
EDP Renovaveis S.A.*	22,064	129,478
Enagas S.A.	12,072	181,425
Ferrovial S.A.	32,183	207,914
Fomento de Construcciones y Contratas S.A.	2,654	56,687
Gamesa Corp. Tecnologica S.A.*	10,038	86,148
Gas Natural SDG S.A.	19,334	278,854
Gestevision Telecinco S.A.	5,555	49,291
Grifols S.A.	8,118	82,896

	Number of Shares	Value (Note 1)

Iberdrola Renovables S.A.	72,653	$226,972
Iberdrola S.A.	260,057	1,458,328
Iberia Lineas Aereas de Espana S.A.*	45,412	128,644
Inditex S.A.	15,045	853,282
Indra Sistemas S.A.	6,558	105,126
Mapfre S.A.*	67,248	182,516
Mapfre S.A.*†	2,169	5,887
Red Electrica Corporacion S.A.	6,880	245,936
Repsol YPF S.A.	47,869	967,137
Telefonica S.A.	281,361	5,195,753
Zardoya Otis S.A.*	10,573	136,225
Zardoya Otis S.A.*†	528	6,803

		20,788,811

Sweden (0.8%)
Alfa Laval AB	26,169	338,018
Assa Abloy AB, Class B	19,592	390,766
Atlas Copco AB, Class A	43,054	630,296
Atlas Copco AB, Class B	30,164	399,515
Boliden AB	14,598	161,679
Electrolux AB, Class B	14,631	333,982
Getinge AB, Class B	15,801	305,770
Hennes & Mauritz AB, Class B	69,318	1,906,074
Holmen AB, Class B	2,875	68,209
Husqvarna AB, Class B	35,404	213,072
Investor AB, Class B	29,108	471,110
Kinnevik Investment AB, Class B	18,226	292,026
Modern Times Group AB, Class B	2,526	137,780
Nordea Bank AB	216,004	1,781,550
Ratos AB, Class B	8,893	223,134
Sandvik AB	65,953	802,815
Scania AB, Class B	24,544	374,158
Securitas AB, Class B	25,760	232,521
Skandinaviska Enskilda Banken AB, Class A	96,669	512,746
Skanska AB, Class B	27,529	397,390
SKF AB, Class B	24,619	441,001
SSAB AB, Class A	9,839	131,874
SSAB AB, Class B	8,814	105,065
Svenska Cellulosa AB, Class B	41,252	485,235
Svenska Handelsbanken AB, Class A	31,891	781,089
Swedbank AB, Class A*	42,803	394,096
Swedish Match AB	13,318	290,136
Tele2 AB, Class B	21,456	320,785
Telefonaktiebolaget LM Ericsson, Class B	204,723	2,279,344
TeliaSonera AB	145,498	935,307
Volvo AB, Class B*	70,479	775,043

		16,911,586

Switzerland (2.3%)
ABB Ltd. (Registered)*	152,999	2,658,669
Actelion Ltd. (Registered)*	7,374	274,987
Adecco S.A. (Registered)	8,143	384,209
Aryzta AG	6,489	249,004
Baloise Holding AG (Registered)	4,073	283,388

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Cie Financiere Richemont S.A., Class A	36,566	$1,272,153
Credit Suisse Group AG (Registered)	77,718	2,920,935
GAM Holding Ltd.*	15,892	173,244
Geberit AG (Registered)	2,257	350,000
Givaudan S.A. (Registered)	533	450,515
Holcim Ltd. (Registered)	17,154	1,148,239
Julius Baer Group Ltd.	12,092	344,269
Kuehne + Nagel International AG (Registered)	3,016	308,928
Lindt & Spruengli AG	57	123,772
Lindt & Spruengli AG (Registered)	9	220,529
Logitech International S.A. (Registered)*	10,589	143,818
Lonza Group AG (Registered)	3,663	243,843
Nestle S.A. (Registered)	236,290	11,400,986
Nobel Biocare Holding AG (Registered)	7,380	126,134
Novartis AG (Registered)	144,292	7,000,534
Pargesa Holding S.A.	1,892	123,961
Roche Holding AG	48,035	6,596,340
Schindler Holding AG	6,077	509,216
SGS S.A. (Registered)	324	436,225
Sika AG	110	194,408
Sonova Holding AG	2,575	315,772
STMicroelectronics N.V.	49,360	391,025
Straumann Holding AG (Registered)	491	106,232
Swatch Group AG	2,230	624,094
Swatch Group AG (Registered)	3,927	200,817
Swiss Life Holding AG (Registered)*	2,340	223,966
Swiss Reinsurance Co., Ltd.	24,456	1,006,027
Swisscom AG (Registered)	1,685	570,853
Syngenta AG (Registered)	6,158	1,422,001
UBS AG (Registered)*	250,891	3,325,701
Xstrata plc	136,201	1,784,417
Zurich Financial Services AG	10,280	2,256,573

		50,165,784

Taiwan (1.5%)
Acer, Inc.	747,089	1,732,573
Asustek Computer, Inc.	176,100	1,299,099
AU Optronics Corp.	2,136,160	1,901,570
Cathay Financial Holding Co., Ltd.*	2,269,750	3,355,407
China Steel Corp.	2,613,000	2,405,913
Evergreen Marine Corp. Taiwan Ltd.*	1,776,000	1,120,107
Fubon Financial Holding Co., Ltd.*	2,219,000	2,463,818
Hon Hai Precision Industry Co., Ltd.*	1,446,800	5,081,338
HTC Corp.	169,935	2,254,558
Lite-On Technology Corp.	1,113,000	1,217,469
MediaTek, Inc.	31,000	432,358
Taiwan Fertilizer Co., Ltd.	328,000	859,490

	Number of Shares	Value (Note 1)

Taiwan Semiconductor Manufacturing Co., Ltd.	2,617,133	$4,893,779
Uni-President Enterprises Corp.	1,856,000	2,043,919
Wistron Corp.	822,967	1,207,701
Yuanta Financial Holding Co., Ltd.	2,161,000	1,153,221

		33,422,320

Thailand (0.6%)
Banpu PCL	82,200	1,532,721
Banpu PCL (NVDR)	54,400	1,011,939
Kasikornbank PCL	19,100	55,472
Kasikornbank PCL (NVDR)	832,800	2,314,030
PTT Exploration & Production PCL (Foreign)	257,400	1,140,380
Siam Cement PCL (NVDR)	275,600	2,210,089
Siam Commercial Bank PCL (Foreign)	910,800	2,284,733
Total Access Communication PCL	140,400	162,550
Total Access Communication PCL (NVDR)	1,330,500	1,503,359

		12,215,273

Turkey (0.7%)
Akbank TAS	354,095	1,690,622
Anadolu Efes Biracilik Ve Malt Sanayii A/S	279,208	3,259,996
Coca-Cola Icecek A/S	159,826	1,421,389
TAV Havalimanlari Holding A/S*	627,506	2,214,282
Tupras Turkiye Petrol Rafine	70,783	1,283,961
Turk Telekomunikasyon A/S	573,507	1,817,529
Turkcell Iletisim Hizmet A/S	240,271	1,242,974
Turkiye Garanti Bankasi A/S	663,801	2,750,159

		15,680,912

United Kingdom (5.3%)
3i Group plc	66,027	260,225
Admiral Group plc	12,638	264,241
Aggreko plc	15,041	314,000
AMEC plc	22,573	275,177
Anglo American plc*	89,509	3,111,658
Antofagasta plc	26,824	311,363
ARM Holdings plc	76,145	315,042
Associated British Foods plc	24,063	345,864
AstraZeneca plc	98,580	4,631,997
Autonomy Corp. plc*	14,579	393,461
Aviva plc	188,189	874,679
BAE Systems plc	240,872	1,119,017
Balfour Beatty plc	49,527	175,987
Barclays plc	773,487	3,066,506
BG Group plc	229,252	3,393,640
BHP Billiton plc	150,124	3,884,736
BP plc	1,275,892	6,127,754
British Airways plc*	51,334	148,974
British American Tobacco plc	135,798	4,300,016
British Land Co. plc (REIT)	58,751	375,563
British Sky Broadcasting Group plc	76,750	800,513

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

BT Group plc, Class A	527,386	$1,007,118
Bunzl plc	22,311	222,493
Burberry Group plc	29,503	332,688
Cable & Wireless Worldwide plc	140,416	179,881
Cairn Energy plc*	86,733	530,650
Capita Group plc	42,386	465,041
Capital Shopping Centres Group plc (REIT)	33,306	153,644
Carnival plc	11,171	358,055
Centrica plc	349,094	1,537,276
Cobham plc	77,862	245,420
Compass Group plc	126,139	957,016
Diageo plc	170,164	2,666,310
Eurasian Natural Resources Corp.	16,968	215,829
Firstgroup plc	34,783	188,186
G4S plc	85,629	339,298
GlaxoSmithKline plc	352,750	5,978,116
Hammerson plc (REIT)	47,795	241,462
Home Retail Group plc	59,693	188,785
HSBC Holdings plc	1,184,088	10,802,473
ICAP plc	35,028	209,965
Imperial Tobacco Group plc	69,140	1,927,781
Inmarsat plc	29,611	313,735
Intercontinental Hotels Group plc	17,428	271,444
International Power plc	103,564	458,831
Invensys plc	54,867	195,982
Investec plc	34,104	229,374
ITV plc*	194,032	144,441
J Sainsbury plc	79,000	375,908
Johnson Matthey plc	14,603	323,328
Kazakhmys plc	14,558	213,596
Kingfisher plc	160,673	498,628
Land Securities Group plc (REIT)	51,426	421,828
Legal & General Group plc	398,734	463,935
Lloyds Banking Group plc*	2,665,309	2,114,727
London Stock Exchange Group plc	9,901	81,985
Lonmin plc*	10,347	215,964
Man Group plc	116,410	385,103
Marks & Spencer Group plc	107,420	529,423
National Grid plc	234,218	1,725,361
Next plc	13,442	397,778
Old Mutual plc	358,376	548,191
Pearson plc	55,172	721,985
Petrofac Ltd.	15,283	268,733
Prudential plc	172,263	1,291,130
Randgold Resources Ltd.	6,129	582,733
Reckitt Benckiser Group plc	40,957	1,894,532
Reed Elsevier plc	82,492	608,981
Resolution Ltd.	166,723	156,834
Rexam plc	59,650	267,675
Rio Tinto plc	97,131	4,250,434
Rolls-Royce Group plc*	126,126	1,050,318
Rolls-Royce Group plc, Class C*†	15,395,220	23,002
Royal Bank of Scotland Group plc*	1,149,810	692,513

	Number of Shares	Value (Note 1)

RSA Insurance Group plc	232,102	$411,979
SABMiller plc	204,789	5,696,043
Sage Group plc	89,347	305,736
Schroders plc	7,922	142,570
Scottish & Southern Energy plc	62,797	1,041,030
Segro plc (REIT)	42,271	159,221
Serco Group plc	33,377	290,746
Severn Trent plc	16,096	293,682
Smith & Nephew plc	60,237	567,139
Smiths Group plc	26,526	419,827
Standard Chartered plc	137,658	3,341,774
Standard Life plc	152,112	390,387
Tesco plc	540,080	3,040,907
Thomas Cook Group plc	58,383	153,965
Tomkins plc	63,777	214,258
TUI Travel plc	36,884	114,419
Tullow Oil plc	60,182	896,453
Unilever plc	87,298	2,326,599
United Utilities Group plc	46,387	361,472
Vedanta Resources plc	9,277	291,921
Vodafone Group plc	3,577,861	7,414,118
Whitbread plc	11,912	249,047
WM Morrison Supermarkets plc	142,020	559,893
Wolseley plc*	19,314	377,599
WPP plc	85,255	801,719

		114,818,836

United States (29.7%)
3M Co.	49,199	3,886,229
Abbott Laboratories, Inc.	106,591	4,986,327
Abercrombie & Fitch Co., Class A	5,767	176,989
Adobe Systems, Inc.*	36,001	951,506
Advanced Micro Devices, Inc.*	41,369	302,821
AES Corp.*	48,022	443,723
Aetna, Inc.	28,922	762,962
Aflac, Inc.	32,818	1,400,344
Agilent Technologies, Inc.*	24,724	702,903
Air Products & Chemicals, Inc.	14,975	970,530
Airgas, Inc.	6,000	373,200
AK Steel Holding Corp.	6,724	80,150
Akamai Technologies, Inc.*	11,593	470,328
Alcoa, Inc.	69,414	698,305
Allegheny Energy, Inc.	13,228	273,555
Allegheny Technologies, Inc.	6,552	289,533
Allergan, Inc.	21,495	1,252,299
Allstate Corp.	36,763	1,056,201
Altera Corp.	20,324	504,238
Altria Group, Inc.	143,476	2,875,259
Amazon.com, Inc.*	23,649	2,583,890
Ameren Corp.	17,721	421,228
American Electric Power Co., Inc.	32,725	1,057,018
American Express Co.	82,840	3,288,748
American International Group, Inc.*	8,965	308,755
American Tower Corp., Class A*	27,609	1,228,600

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Ameriprise Financial, Inc.	18,181	$656,880
AmerisourceBergen Corp.	19,115	606,901
Amgen, Inc.*	66,969	3,522,569
Amphenol Corp., Class A	12,514	491,550
Anadarko Petroleum Corp.	34,285	1,237,346
Analog Devices, Inc.	21,503	599,074
Aon Corp.	19,093	708,732
Apache Corp.	23,437	1,973,161
Apartment Investment & Management Co. (REIT), Class A	9,061	175,512
Apollo Group, Inc., Class A*	8,513	361,547
Apple, Inc.*	62,959	15,836,077
Applied Materials, Inc.	91,921	1,104,890
Archer-Daniels-Midland Co.	43,981	1,135,589
Assurant, Inc.	6,799	235,925
AT&T, Inc.	408,625	9,884,639
Autodesk, Inc.*	15,373	374,486
Automatic Data Processing, Inc.	34,485	1,388,366
AutoNation, Inc.*	7,383	143,968
AutoZone, Inc.*	1,848	357,071
AvalonBay Communities, Inc. (REIT)	5,605	523,339
Avery Dennison Corp.	8,378	269,185
Avon Products, Inc.	29,151	772,502
Baker Hughes, Inc.	29,377	1,221,202
Ball Corp.	7,032	371,501
Bank of America Corp.	693,860	9,970,768
Bank of New York Mellon Corp.	83,438	2,060,084
Baxter International, Inc.	40,959	1,664,574
BB&T Corp.	47,442	1,248,199
Becton, Dickinson and Co.	15,954	1,078,809
Bed Bath & Beyond, Inc.*	17,905	663,917
Bemis Co., Inc.	8,641	233,307
Berkshire Hathaway, Inc., Class B*	114,447	9,120,281
Best Buy Co., Inc.	23,572	798,148
Big Lots, Inc.*	6,327	203,033
Biogen Idec, Inc.*	18,185	862,878
BMC Software, Inc.*	12,177	421,690
Boeing Co.	52,344	3,284,586
Boston Properties, Inc. (REIT)	9,444	673,735
Boston Scientific Corp.*	106,858	619,776
Bristol-Myers Squibb Co.	118,519	2,955,864
Broadcom Corp., Class A	29,500	972,615
Brown-Forman Corp., Class B	8,087	462,819
C.H. Robinson Worldwide, Inc.	11,240	625,618
C.R. Bard, Inc.	6,404	496,502
CA, Inc.	28,755	529,092
Cabot Oil & Gas Corp.	7,837	245,455
Cameron International Corp.*	17,494	568,905
Campbell Soup Co.	12,018	430,605
Capital One Financial Corp.	31,269	1,260,141
Cardinal Health, Inc.	25,602	860,483
CareFusion Corp.*	13,001	295,123
CarMax, Inc.*	15,442	307,296
Carnival Corp.	30,189	912,915
Caterpillar, Inc.	43,243	2,597,607

	Number of Shares	Value (Note 1)

CB Richard Ellis Group, Inc., Class A*	19,872	$270,458
CBS Corp., Class B	46,115	596,267
Celgene Corp.*	31,649	1,608,402
CenterPoint Energy, Inc.	29,548	388,852
CenturyLink, Inc.	21,612	719,896
Cephalon, Inc.*	4,959	281,423
Cerner Corp.*	5,000	379,450
CF Industries Holdings, Inc.	4,695	297,898
Charles Schwab Corp.	66,840	947,791
Chesapeake Energy Corp.	44,491	932,086
Chevron Corp.	138,904	9,426,025
Chubb Corp.	22,349	1,117,673
CIGNA Corp.	18,741	582,095
Cincinnati Financial Corp.	10,048	259,942
Cintas Corp.	10,166	243,679
Cisco Systems, Inc.*	394,870	8,414,680
Citigroup, Inc.*	1,561,669	5,871,875
Citrix Systems, Inc.*	12,537	529,438
Cliffs Natural Resources, Inc.	9,123	430,241
Clorox Co.	9,527	592,198
CME Group, Inc.	4,506	1,268,664
CMS Energy Corp.	14,962	219,193
Coach, Inc.	20,846	761,921
Coca-Cola Co.	159,484	7,993,338
Coca-Cola Enterprises, Inc.	22,700	587,022
Cognizant Technology Solutions Corp., Class A*	20,462	1,024,328
Colgate-Palmolive Co.	33,782	2,660,670
Comcast Corp., Class A	194,598	3,380,167
Comerica, Inc.	11,828	435,625
Computer Sciences Corp.	11,099	502,230
Compuware Corp.*	18,889	150,734
ConAgra Foods, Inc.	30,268	705,850
ConocoPhillips	102,797	5,046,305
Consol Energy, Inc.	15,258	515,110
Consolidated Edison, Inc.	20,079	865,405
Constellation Brands, Inc., Class A*	14,970	233,831
Constellation Energy Group, Inc.	13,564	437,439
Corning, Inc.	107,975	1,743,796
Costco Wholesale Corp.	30,285	1,660,527
Coventry Health Care, Inc.*	11,317	200,085
CSX Corp.	26,680	1,324,128
Cummins, Inc.	13,693	891,825
CVS Caremark Corp.	95,034	2,786,397
D.R. Horton, Inc.	18,129	178,208
Danaher Corp.	36,059	1,338,510
Darden Restaurants, Inc.	9,406	365,423
DaVita, Inc.*	7,519	469,486
Dean Foods Co.*	13,963	140,607
Deere & Co.	29,172	1,624,297
Dell, Inc.*	118,275	1,426,397
Denbury Resources, Inc.*	28,410	415,922
DENTSPLY International, Inc.	11,117	332,509
Devon Energy Corp.	30,736	1,872,437
DeVry, Inc.	4,034	211,745
Diamond Offshore Drilling, Inc.	4,580	284,830

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

DIRECTV, Class A*	63,111	$2,140,725
Discover Financial Services	38,755	541,795
Discovery Communications, Inc., Class A*	20,200	721,342
Dominion Resources, Inc.	40,924	1,585,396
Dover Corp.	13,479	563,287
Dow Chemical Co.	79,426	1,883,985
Dr. Pepper Snapple Group, Inc.	16,098	601,904
DTE Energy Co.	11,354	517,856
Duke Energy Corp.	90,043	1,440,688
Dun & Bradstreet Corp.	3,882	260,560
E*TRADE Financial Corp.*	12,673	149,795
E.I. du Pont de Nemours & Co.	62,354	2,156,825
Eastman Chemical Co.	4,776	254,847
Eastman Kodak Co.*	16,476	71,506
Eaton Corp.	11,406	746,409
eBay, Inc.*	78,349	1,536,424
Ecolab, Inc.	15,848	711,734
Edison International	23,405	742,407
El Paso Corp.	50,456	560,566
Electronic Arts, Inc.*	23,732	341,741
Eli Lilly and Co.	69,841	2,339,673
EMC Corp.*	141,585	2,591,006
Emerson Electric Co.	52,225	2,281,710
Entergy Corp.	12,919	925,259
EOG Resources, Inc.	17,398	1,711,441
EQT Corp.	10,716	387,276
Equifax, Inc.	9,621	269,965
Equity Residential (REIT)	19,273	802,528
Estee Lauder Cos., Inc., Class A	8,516	474,597
Exelon Corp.	45,388	1,723,382
Expedia, Inc.	13,898	261,004
Expeditors International of Washington, Inc.	15,448	533,110
Express Scripts, Inc.*	37,679	1,771,667
Exxon Mobil Corp.	353,998	20,202,641
Family Dollar Stores, Inc.	8,979	338,419
Fastenal Co.	9,607	482,175
Federated Investors, Inc., Class B	5,498	113,864
FedEx Corp.	21,500	1,507,365
Fidelity National Information Services, Inc.	22,416	601,197
Fifth Third Bancorp	56,007	688,326
First Horizon National Corp.*	17,549	200,941
First Solar, Inc.*	3,243	369,151
FirstEnergy Corp.	21,895	771,361
Fiserv, Inc.*	11,063	505,137
FLIR Systems, Inc.*	11,390	331,335
Flowserve Corp.	4,085	346,408
Fluor Corp.	12,064	512,720
FMC Corp.	5,500	315,865
FMC Technologies, Inc.*	8,800	463,408
Ford Motor Co.*	234,640	2,365,171
Forest Laboratories, Inc.*	20,399	559,545
Fortune Brands, Inc.	11,017	431,646
Franklin Resources, Inc.	10,504	905,340

	Number of Shares	Value (Note 1)

Freeport-McMoRan Copper & Gold, Inc.	32,733	$1,935,502
Frontier Communications Corp.	19,767	140,543
GameStop Corp., Class A*	10,005	187,994
Gannett Co., Inc.	17,691	238,121
Gap, Inc.	31,304	609,176
General Dynamics Corp.	26,863	1,573,097
General Electric Co.	738,421	10,648,031
General Mills, Inc.	45,567	1,618,540
Genuine Parts Co.	11,758	463,853
Genworth Financial, Inc., Class A*	34,980	457,189
Genzyme Corp.*	18,706	949,704
Gilead Sciences, Inc.*	61,287	2,100,918
Goldman Sachs Group, Inc.	35,903	4,712,987
Goodrich Corp.	8,461	560,541
Goodyear Tire & Rubber Co.*	15,737	156,426
Google, Inc., Class A*	16,733	7,445,348
H&R Block, Inc.	22,256	349,197
H.J. Heinz Co.	21,581	932,731
Halliburton Co.	62,988	1,546,355
Harley-Davidson, Inc.	15,761	350,367
Harman International Industries, Inc.*	5,330	159,314
Harris Corp.	9,566	398,424
Hartford Financial Services Group, Inc.	30,165	667,551
Hasbro, Inc.	8,720	358,392
HCP, Inc. (REIT)	19,926	642,614
Health Care REIT, Inc. (REIT)	8,770	369,392
Helmerich & Payne, Inc.	6,974	254,690
Hershey Co.	10,789	517,117
Hess Corp.	19,969	1,005,239
Hewlett-Packard Co.	161,770	7,001,406
Home Depot, Inc.	116,253	3,263,222
Honeywell International, Inc.	52,714	2,057,427
Hormel Foods Corp.	3,964	160,463
Hospira, Inc.*	11,817	678,887
Host Hotels & Resorts, Inc. (REIT)	46,300	624,124
Hudson City Bancorp, Inc.	31,704	388,057
Humana, Inc.*	11,485	524,520
Huntington Bancshares, Inc./Ohio	47,221	261,604
Illinois Tool Works, Inc.	26,477	1,092,971
Integrys Energy Group, Inc.	6,030	263,752
Intel Corp.	384,625	7,480,956
IntercontinentalExchange, Inc.*	5,236	591,825
International Business Machines Corp.	88,537	10,932,549
International Flavors & Fragrances, Inc.	6,190	262,580
International Game Technology	19,848	311,614
International Paper Co.	29,660	671,206
Interpublic Group of Cos., Inc.*	36,070	257,179
Intuit, Inc.*	21,360	742,687

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Intuitive Surgical, Inc.*	2,669	$842,390
Invesco Ltd.	31,595	531,744
Iron Mountain, Inc.	13,568	304,737
ITT Corp.	12,402	557,098
J.C. Penney Co., Inc.	15,817	339,749
J.M. Smucker Co.	8,702	524,034
Jabil Circuit, Inc.	14,760	196,308
Jacobs Engineering Group, Inc.*	9,061	330,183
Janus Capital Group, Inc.	14,595	129,604
JDS Uniphase Corp.*	17,436	171,570
Johnson & Johnson	190,750	11,265,695
Johnson Controls, Inc.	46,077	1,238,089
JPMorgan Chase & Co.	275,145	10,073,058
Juniper Networks, Inc.*	35,850	818,097
Kellogg Co.	17,390	874,717
KeyCorp	59,124	454,664
Kimberly-Clark Corp.	28,434	1,723,953
Kimco Realty Corp. (REIT)	29,713	399,343
King Pharmaceuticals, Inc.*	19,482	147,868
KLA-Tencor Corp.	11,285	314,626
Kohl’s Corp.*	21,047	999,733
Kraft Foods, Inc., Class A	120,242	3,366,776
Kroger Co.	44,017	866,695
L-3 Communications Holdings, Inc.	8,302	588,114
Laboratory Corp. of America Holdings*	7,019	528,882
Legg Mason, Inc.	11,872	332,772
Leggett & Platt, Inc.	11,366	228,002
Lennar Corp., Class A	10,589	147,293
Leucadia National Corp.*	14,119	275,462
Lexmark International, Inc., Class A*	5,047	166,702
Life Technologies Corp.*	12,359	583,963
Limited Brands, Inc.	18,110	399,688
Lincoln National Corp.	21,515	522,599
Linear Technology Corp.	15,021	417,734
Lockheed Martin Corp.	21,664	1,613,968
Loews Corp.	23,310	776,456
Lorillard, Inc.	10,389	747,800
Lowe’s Cos., Inc.	99,412	2,029,993
LSI Corp.*	49,044	225,602
M&T Bank Corp.	6,081	516,581
Macy’s, Inc.	28,555	511,134
Marathon Oil Corp.	48,690	1,513,772
Marriott International, Inc., Class A	17,349	519,429
Marsh & McLennan Cos., Inc.	37,771	851,736
Marshall & Ilsley Corp.	38,706	277,909
Masco Corp.	23,681	254,808
Massey Energy Co.	6,673	182,507
Mastercard, Inc., Class A	6,702	1,337,250
Mattel, Inc.	24,606	520,663
McAfee, Inc.*	10,361	318,290
McCormick & Co., Inc. (Non-Voting)	8,308	315,372
McDonald’s Corp.	74,290	4,893,482
McGraw-Hill Cos., Inc.	21,813	613,818
McKesson Corp.	18,586	1,248,236
Mead Johnson Nutrition Co.	65,293	3,272,485

	Number of Shares	Value (Note 1)

MeadWestvaco Corp.	12,745	$282,939
Medco Health Solutions, Inc.*	31,601	1,740,583
Medtronic, Inc.	76,410	2,771,391
MEMC Electronic Materials, Inc.*	17,540	173,295
Merck & Co., Inc.	215,532	7,537,154
Meredith Corp.	2,396	74,587
MetLife, Inc.	56,528	2,134,497
MetroPCS Communications, Inc.*	20,700	169,533
Microchip Technology, Inc.	12,352	342,644
Micron Technology, Inc.*	60,784	516,056
Microsoft Corp.	527,445	12,136,509
Millipore Corp.*	4,085	435,665
Molex, Inc.	10,602	193,380
Molson Coors Brewing Co., Class B	11,517	487,860
Monsanto Co.	37,490	1,732,788
Monster Worldwide, Inc.*	8,010	93,317
Moody’s Corp.	12,945	257,864
Morgan Stanley	96,228	2,233,452
Motorola, Inc.*	161,542	1,053,254
Murphy Oil Corp.	13,652	676,457
Mylan, Inc.*	20,564	350,411
NASDAQ OMX Group, Inc.*	11,326	201,376
National Oilwell Varco, Inc.	28,632	946,860
National Semiconductor Corp.	15,478	208,334
NetApp, Inc.*	23,507	877,046
New York Times Co., Class A*	10,449	90,384
Newell Rubbermaid, Inc.	18,393	269,274
Newmont Mining Corp.	33,771	2,085,022
News Corp., Class A	155,004	1,853,848
NextEra Energy, Inc.	28,431	1,386,296
Nicor, Inc.	3,866	156,573
NIKE, Inc., Class B	27,144	1,833,577
NiSource, Inc.	21,311	309,009
Noble Energy, Inc.	11,871	716,177
Nordstrom, Inc.	11,163	359,337
Norfolk Southern Corp.	25,374	1,346,091
Northeast Utilities	13,487	343,649
Northern Trust Corp.	16,461	768,729
Northrop Grumman Corp.	21,263	1,157,558
Novell, Inc.*	28,039	159,262
Novellus Systems, Inc.*	6,131	155,482
NRG Energy, Inc.*	17,238	365,618
Nucor Corp.	21,473	821,986
NVIDIA Corp.*	38,372	391,778
NYSE Euronext	17,576	485,625
Occidental Petroleum Corp.	56,015	4,321,557
Office Depot, Inc.*	22,694	91,684
Omnicom Group, Inc.	20,878	716,115
ONEOK, Inc.	8,000	346,000
Oracle Corp.	270,473	5,804,351
O’Reilly Automotive, Inc.*	9,274	441,071
Owens-Illinois, Inc.*	12,241	323,774
PACCAR, Inc.	25,566	1,019,316
Pactiv Corp.*	10,166	283,123
Pall Corp.	8,888	305,481
Parker Hannifin Corp.	10,913	605,235
Patterson Cos., Inc.	7,495	213,832

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Paychex, Inc.	23,246	$603,699
Peabody Energy Corp.	18,257	714,396
People’s United Financial, Inc.	24,940	336,690
Pepco Holdings, Inc.	14,552	228,175
PepsiCo, Inc.	111,773	6,812,564
PerkinElmer, Inc.	9,405	194,401
Pfizer, Inc.	557,634	7,951,861
PG&E Corp.	25,440	1,045,584
Philip Morris International, Inc.	129,009	5,913,773
Pinnacle West Capital Corp.	7,951	289,098
Pioneer Natural Resources Co.	7,823	465,077
Pitney Bowes, Inc.	15,589	342,334
Plum Creek Timber Co., Inc. (REIT)	10,889	375,997
PNC Financial Services Group, Inc.	36,193	2,044,905
Polo Ralph Lauren Corp.	4,271	311,612
PPG Industries, Inc.	11,297	682,452
PPL Corp.	32,441	809,403
Praxair, Inc.	21,003	1,596,018
Precision Castparts Corp.	10,012	1,030,435
priceline.com, Inc.*	3,211	566,870
Principal Financial Group, Inc.	22,601	529,767
Procter & Gamble Co.	199,206	11,948,376
Progress Energy, Inc.	19,516	765,418
Progressive Corp.	47,780	894,442
ProLogis (REIT)	34,411	348,583
Prudential Financial, Inc.	32,224	1,729,140
Public Service Enterprise Group, Inc.	35,801	1,121,645
Public Storage (REIT)	9,648	848,156
Pulte Group, Inc.*	21,656	179,312
QLogic Corp.*	8,448	140,406
QUALCOMM, Inc.	114,591	3,763,168
Quanta Services, Inc.*	15,500	320,075
Quest Diagnostics, Inc.	10,192	507,256
Questar Corp.	11,830	538,147
Qwest Communications International, Inc.	106,790	560,647
R.R. Donnelley & Sons Co.	15,374	251,672
RadioShack Corp.	8,022	156,509
Range Resources Corp.	10,750	431,613
Raytheon Co.	26,110	1,263,463
Red Hat, Inc.*	13,800	399,372
Regions Financial Corp.	80,520	529,822
Republic Services, Inc.	23,432	696,633
Reynolds American, Inc.	12,250	638,470
Robert Half International, Inc.	11,190	263,525
Rockwell Automation, Inc.	10,285	504,891
Rockwell Collins, Inc.	11,358	603,451
Roper Industries, Inc.	5,923	331,451
Ross Stores, Inc.	8,229	438,523
Rowan Cos., Inc.*	7,336	160,952
Ryder System, Inc.	4,171	167,799
Safeway, Inc.	26,218	515,446
SAIC, Inc.*	19,658	329,075
Salesforce.com, Inc.*	7,680	659,098
SanDisk Corp.*	15,628	657,470
Sara Lee Corp.	45,377	639,816
SCANA Corp.	8,661	309,717

	Number of Shares	Value (Note 1)

Schlumberger Ltd.	82,405	$4,560,293
Scripps Networks Interactive, Inc., Class A	6,781	273,546
Sealed Air Corp.	12,253	241,629
Sears Holdings Corp.*	3,585	231,770
Sempra Energy	17,664	826,499
Sherwin-Williams Co.	6,193	428,494
Sigma-Aldrich Corp.	8,961	446,527
Simon Property Group, Inc. (REIT)	20,104	1,623,398
SLM Corp.*	35,264	366,393
Smith International, Inc.	17,481	658,160
Snap-On, Inc.	4,666	190,886
Southern Co.	56,665	1,885,811
Southwest Airlines Co.	50,334	559,211
Southwestern Energy Co.*	23,644	913,604
Spectra Energy Corp.	46,049	924,203
Sprint Nextel Corp.*	208,994	886,135
St. Jude Medical, Inc.*	22,239	802,606
Stanley Black & Decker, Inc.	10,848	548,041
Staples, Inc.	49,892	950,443
Starbucks Corp.	51,072	1,241,050
Starwood Hotels & Resorts Worldwide, Inc.	12,826	531,381
State Street Corp.	34,358	1,161,988
Stericycle, Inc.*	5,322	349,017
Stryker Corp.	19,926	997,496
Sunoco, Inc.	7,919	275,344
SunTrust Banks, Inc.	34,058	793,551
SUPERVALU, Inc.	13,737	148,909
Symantec Corp.*	54,345	754,309
Synthes, Inc.	3,472	399,239
Sysco Corp.	40,492	1,156,856
T. Rowe Price Group, Inc.	18,342	814,201
Target Corp.	51,416	2,528,125
TECO Energy, Inc.	12,664	190,846
Tellabs, Inc.	24,902	159,124
Tenet Healthcare Corp.*	33,743	146,445
Teradata Corp.*	12,163	370,728
Teradyne, Inc.*	11,227	109,463
Tesoro Corp.	8,734	101,926
Texas Instruments, Inc.	86,012	2,002,359
Textron, Inc.	18,191	308,701
Thermo Fisher Scientific, Inc.*	28,145	1,380,512
Tiffany & Co.	9,148	346,801
Time Warner Cable, Inc.	24,761	1,289,553
Time Warner, Inc.	78,477	2,268,770
Titanium Metals Corp.*	7,125	125,329
TJX Cos., Inc.	27,978	1,173,677
Torchmark Corp.	6,314	312,606
Total System Services, Inc.	15,314	208,270
Travelers Cos., Inc.	34,347	1,691,590
Tyson Foods, Inc., Class A	22,095	362,137
U.S. Bancorp	132,109	2,952,636
Union Pacific Corp.	34,854	2,422,702
United Parcel Service, Inc., Class B	68,355	3,888,716
United States Steel Corp.	9,637	371,506
United Technologies Corp.	64,402	4,180,334
UnitedHealth Group, Inc.	78,224	2,221,562
Unum Group	24,146	523,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Urban Outfitters, Inc.*	9,400	$323,266
Valero Energy Corp.	38,348	689,497
Varian Medical Systems, Inc.*	8,948	467,801
Ventas, Inc. (REIT)	10,567	496,121
VeriSign, Inc.*	13,524	359,062
Verizon Communications, Inc.	195,248	5,470,849
VF Corp.	6,487	461,745
Viacom, Inc., Class B	42,507	1,333,445
Visa, Inc., Class A	31,151	2,203,933
Vornado Realty Trust (REIT)	10,775	786,036
Vulcan Materials Co.	8,534	374,045
W.W. Grainger, Inc.	4,154	413,115
Walgreen Co.	68,375	1,825,613
Wal-Mart Stores, Inc.	144,545	6,948,278
Walt Disney Co.	135,208	4,259,052
Washington Post Co., Class B	493	202,367
Waste Management, Inc.	34,287	1,072,840
Waters Corp.*	6,805	440,284
Watson Pharmaceuticals, Inc.*	8,024	325,534
WellPoint, Inc.*	29,775	1,456,891
Wells Fargo & Co.	360,283	9,223,245
Western Digital Corp.*	15,452	466,032
Western Union Co.	48,196	718,602
Weyerhaeuser Co.	15,062	530,182
Whirlpool Corp.	5,059	444,281
Whole Foods Market, Inc.*	12,199	439,408
Williams Cos., Inc.	41,474	758,145
Windstream Corp.	34,694	366,369
Wisconsin Energy Corp.	8,716	442,250
Wyndham Worldwide Corp.	13,106	263,955
Wynn Resorts Ltd.	4,610	351,605
Xcel Energy, Inc.	33,013	680,398
Xerox Corp.	93,937	755,253
Xilinx, Inc.	18,412	465,087
Yahoo!, Inc.*	80,577	1,114,380
Yum! Brands, Inc.	32,026	1,250,295
Zimmer Holdings, Inc.*	14,053	759,565
Zions Bancorp	10,516	226,830

		647,759,596

Total Common Stocks (77.4%) (Cost $1,495,419,722)		1,687,433,493

	Number of Shares	Value (Note 1)

PREFERRED STOCK:
Brazil (0.3%)
Itau Unibanco Holding S.A. (Preference) (ADR), 0.007% (Cost $5,166,326)	314,484	5,663,857

	Number of Rights	Value (Note 1)

RIGHTS:
Norway (0.0%)
Norsk Hydro ASA, expiring 7/9/10* (Cost $—)	14,641	$7,553

	Number of Warrants	Value (Note 1)
WARRANT:
Hong Kong (0.0%)
Henderson Land Development Co. Ltd., expiring 6/1/11* (Cost $—)	17,386	2,947

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Short-Term Investment (9.5%)
BlackRock Liquidity Funds TempFund 0.16%‡ (Amortized Cost $208,191,595)	$208,191,595	$208,191,595

Total Investments (87.2%) (Cost/Amortized Cost $1,708,777,643)		1,901,299,445
Other Assets Less Liabilities (12.8%)		279,907,626

Net Assets (100%)		$2,181,207,071

*	Non-income producing.
†	Securities (totaling $2,389,562 or 0.1% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
PPS	— Price Protected Share
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$578,270,180	$370,078,585	$208,191,595	$51,724	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
Dow Jones EURO Stoxx 50 Index	3,084	September-10	$102,759,251	$96,846,198	$(5,913,053)
E-Mini MSCI EAFE Index	124	September-10	8,204,396	8,154,240	(50,156)
FTSE 100 Index	797	September-10	62,028,569	58,116,882	(3,911,687)
S&P 500 E-Mini Index	4,503	September-10	243,963,028	231,138,990	(12,824,038)
SPI 200 Index	256	September-10	24,659,971	22,960,246	(1,699,725)
TOPIX Index	612	September-10	59,388,044	58,040,152	(1,347,892)

					$ (25,746,551)

At June 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 9/17/10	Deutsche Bank AG	1,800	$1,501,086	$1,539,612	$(38,526)
British Pound vs. U.S. Dollar, expiring 9/17/10	Credit Suisse First Boston	2,150	3,212,315	3,178,130	34,185
European Union Euro vs. U.S. Dollar, expiring 9/17/10	Deutsche Bank AG	5,800	7,095,256	7,145,368	(50,112)
Japanese Yen vs. U.S. Dollar, expiring 9/17/10	Credit Suisse First Boston	250,000	2,831,333	2,737,986	93,347

					$38,894

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (Including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$75,373,836	$97,634,176	$—	$173,008,012
Consumer Staples	97,980,245	99,330,680	—	197,310,925
Energy	85,868,276	72,924,819	—	158,793,095
Financials	115,301,403	237,072,774	2,359,757	354,733,934
Health Care	78,878,194	61,778,966	—	140,657,160
Industrials	67,546,328	97,807,009	29,805	165,383,142
Information Technology	124,510,553	78,068,956	—	202,579,509
Materials	31,559,890	89,457,256	—	121,017,146
Telecommunication Services	35,567,472	71,182,918	—	106,750,390
Utilities	24,503,926	42,696,254	—	67,200,180
Forward Currency Contracts	—	127,532	—	127,532
Preferred Stocks
Financials	5,663,857	—	—	5,663,857
Rights
Materials	—	7,553	—	7,553

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (Including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments	$—	$208,191,595	$—	$208,191,595
Warrants
Financials	—	2,947	—	2,947

Total Assets	$742,753,980	$1,156,283,435	$2,389,562	$1,901,426,977

Liabilities:
Forward Currency Contracts	$—	$(88,638)	$—	$(88,638)
Futures	(25,746,551)	—	—	(25,746,551)

Total Liabilities	$(25,746,551)	$(88,638)	$—	$(25,835,189)

Total	$717,007,429	$1,156,194,797	$2,389,562	$1,875,591,788

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments in Securities-Industrials	Investments in Securities- Telecommunication Services
Balance as of 12/31/09	$—	$16,724	$614,908
Total gains or losses (realized/unrealized) included in earnings	(289,381)	5,922	15,374
Purchases, sales, issuances, and settlements (net)	(1,158,080)	7,159	(630,282)
Transfers into Level 3	3,807,218	—	—
Transfers out of Level 3	—	—	—
Balance as of 6/30/10	$2,359,757	$29,805	$—
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$(177,984)	$6,084	$—

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets -Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	127,532
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets -Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$127,532

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(88,638)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(25,746,551	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(25,835,189)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	1,674,498	—	1,674,498
Credit contracts	—	—	—	—	—
Equity contracts	—	(24,719,040)	—	—	(24,719,040)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(24,719,040)	$1,674,498	$—	$(23,044,542)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	61,504	—	61,504
Credit contracts	—	—	—	—	—
Equity contracts	—	(26,685,431)	—	—	(26,685,431)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(26,685,431)	$61,504	$—	$(26,623,927)

This Portfolio held forward foreign currency contracts with an average settlement value of approximately $28,734,000 and futures contracts with an average notional balance of approximately $94,001,000 during the six months ended June 30, 2010.

^ This Portfolio held forward foreign currency and futures contracts to gain a economic hedge against changes in the values of securities held in the Portfolio, that does not qualify for hedge accounting under ASC 815 and also to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$223,399,006
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$675,070,590

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$209,331,975
Aggregate gross unrealized depreciation	(64,759,259)

Net unrealized appreciation	$144,572,716

Federal income tax cost of investments	$1,756,726,729

For the year ended June 30, 2010, the Portfolio incurred approximately $49 as brokerage commissions with BIDS Trading, L.P., $6,148 with Morgan Stanley & Co., Inc., and $5,878 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $898,047,754 of which $69,721,524 expires in the year 2016, and $828,326,230 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $208,191,595)	$208,191,595
Unaffiliated Issuers (Cost $1,500,586,048)	1,693,107,850
Cash	10,773,231
Foreign cash (Cost $225,649,951)	226,774,536
Cash held as collateral at broker	44,520,000
Dividends, interest and other receivables	4,987,711
Receivable for securities sold	1,004,776
Receivable from Separate Accounts for Trust shares sold	431,913
Unrealized appreciation of forward foreign currency contracts	127,532
Receivable from investment sub-advisor	27,973
Other assets	31,016

Total assets	2,189,978,133

LIABILITIES
Variation margin payable on futures contracts	3,154,151
Payable to Separate Accounts for Trust shares redeemed	1,676,975
Investment management fees payable	1,339,415
Payable for securities purchased	1,175,856
Distribution fees payable - Class IB	345,708
Administrative fees payable	290,891
Unrealized depreciation of forward foreign currency contracts	88,638
Trustees’ fees payable	4,053
Accrued expenses	695,375

Total liabilities	8,771,062

NET ASSETS	$2,181,207,071

Net assets were comprised of:
Paid in capital	$2,817,932,370
Accumulated undistributed net investment income (loss)	15,292,038
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(819,891,567)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	167,874,230

Net assets	$2,181,207,071

Class IA
Net asset value, offering and redemption price per share, $566,861,102 / 55,575,726 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.20

Class IB
Net asset value, offering and redemption price per share, $1,614,345,969 / 158,926,898 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.16

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,939,415 foreign withholding tax) ($51,724 of dividend income received from affiliates)	$29,944,357
Interest	15,384
Securities lending (net)	59,738

Total income	30,019,479

EXPENSES
Investment management fees	8,525,027
Distribution fees—Class IB	2,261,467
Administrative fees	1,853,682
Custodian fees	351,913
Printing and mailing expenses	140,385
Professional fees	40,483
Trustees’ fees	28,370
Miscellaneous	24,723

Gross expenses	13,226,050
Less: Reimbursement from sub-advisor	(27,973)

Net expenses	13,198,077

NET INVESTMENT INCOME (LOSS)	16,821,402

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	154,035,562
Foreign currency transactions	(4,978,807)
Futures	(24,719,040)

Net realized gain (loss)	124,337,715

Change in unrealized appreciation (depreciation) on:
Securities	(364,857,500)
Foreign currency translations	1,803,137
Futures	(26,685,431)

Net change in unrealized appreciation (depreciation)	(389,739,794)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(265,402,079)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(248,580,677)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,821,402	$21,776,046
Net realized gain (loss) on investments, futures and foreign currency transactions	124,337,715	(594,213,659)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(389,739,794)	1,358,738,580

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(248,580,677)	786,300,967

DIVIDENDS:
Dividends from net investment income
Class IA	—	(7,457,468)
Class IB	—	(19,573,999)

TOTAL DIVIDENDS	—	(27,031,467)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [7,487,450 and 13,121,373 shares, respectively]	79,968,406	116,298,932
Capital shares issued in reinvestment of dividends [0 and 674,898 shares, respectively]	—	7,457,468
Capital shares repurchased [(2,697,413) and (3,571,445) shares, respectively]	(29,729,717)	(34,080,191)

Total Class IA transactions	50,238,689	89,676,209

Class IB
Capital shares sold [11,181,718 and 43,643,124 shares, respectively]	125,407,390	403,356,556
Capital shares issued in reinvestment of dividends [0 and 1,777,932 shares, respectively]	—	19,573,999
Capital shares repurchased [(17,368,577) and (33,492,162) shares, respectively]	(191,177,215)	(303,891,724)

Total Class IB transactions	(65,769,825)	119,038,831

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(15,531,136)	208,715,040

TOTAL INCREASE (DECREASE) IN NET ASSETS	(264,111,813)	967,984,540
NET ASSETS:
Beginning of period	2,445,318,884	1,477,334,344

End of period (a)	$2,181,207,071	$2,445,318,884

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$15,292,038	$(1,529,364)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009	2008	2007	2006		2005
Net asset value, beginning of period	$11.35	$7.65	$18.85	$16.23	$12.87		$10.06

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.13 (e)	0.10 (e)	0.05 (e)	0.04	(e)	0.09 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.24)	3.72	(10.55)	6.50	4.70		3.23

Total from investment operations	(1.15)	3.85	(10.45)	6.55	4.74		3.32

Less distributions:
Dividends from net investment income	—	(0.15)	(0.04)	—	(0.10)		(0.09)
Distributions from net realized gains	—	—	(0.71)	(3.93)	(1.28)		(0.42)

Total dividends and distributions	—	(0.15)	(0.75)	(3.93)	(1.38)		(0.51)

Net asset value, end of period	$10.20	$11.35	$7.65	$18.85	$16.23		$12.87

Total return (b)	(10.05)%	50.37%	(57.14)%	42.42%	37.41%		33.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$566,861	$576,308	$310,097	$1,016,346	$619,212		$162,519
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.92%	1.00%	1.43%	1.39%	1.47	%(c)	1.53%
After waivers, reimbursements and fees paid indirectly (a)	0.92%	1.00%	1.43%	1.39%	1.47	%(c)	1.53%
Before waivers, reimbursements and fees paid indirectly (a)	0.92%	1.06%	1.44%	1.39%	1.49	%(c)	1.55%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.59%	1.38%	0.72%	0.25%	0.24%		0.71%
After waivers, reimbursements and fees paid indirectly (a)	1.59%	1.38%	0.72%	0.25%	0.24%		0.71%
Before waivers, reimbursements and fees paid indirectly (a)	1.59%	1.31%	0.72%	0.25%	0.22%		0.69%
Portfolio turnover rate	10%	144%	105%	101%	69%		52%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009		2008		2007	2006		2005
Net asset value, beginning of period	$11.32	$7.62		$18.79		$16.22	$12.87		$10.06

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.10	(e)	0.05	(e)	— (e)	0.03	(e)	0.05 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.24)	3.72		(10.49)		6.50	4.66		3.25

Total from investment operations	(1.16)	3.82		(10.44)		6.50	4.69		3.30

Less distributions:
Dividends from net investment income	—	(0.12)		(0.02)		—	(0.06)		(0.07)
Distributions from net realized gains	—	—		(0.71)		(3.93)	(1.28)		(0.42)

Total dividends and distributions	—	(0.12)		(0.73)		(3.93)	(1.34)		(0.49)

Net asset value, end of period	$10.16	$11.32		$7.62		$18.79	$16.22		$12.87

Total return (b)	(10.17)%	50.18%		(57.28)%		41.98%	37.07%		32.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,614,346	$1,869,011		$1,167,237		$2,838,075	$1,849,522		$1,140,481
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.17%	1.26%		1.68	%(c)	1.64%	1.72	%(c)	1.78%
After waivers, reimbursements and fees paid indirectly (a)	1.17%	1.26%		1.68	%(c)	1.64%	1.72	%(c)	1.78%
Before waivers, reimbursements and fees paid indirectly (a)	1.17%	1.31	%(c)	1.69	%(c)	1.64%	1.74	%(c)	1.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.36%	1.06%		0.36%		0.01%	0.19%		0.46%
After waivers, reimbursements and fees paid indirectly (a)	1.36%	1.06%		0.36%		0.01%	0.19%		0.46%
Before waivers, reimbursements and fees paid indirectly (a)	1.36%	0.99%		0.36%		0.01%	0.17%		0.44%
Portfolio turnover rate	10%	144%		105%		101%	69%		52%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of 6/30/2010	% of Net Assets
Government Securities	70.7%
Investment Companies	25.0
Corporate Bonds	3.7
Cash and Other	0.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$1,041.70	$2.43
Hypothetical (5% average return before expenses)	1,000.00	1,022.41	2.41
Class IB
Actual	1,000.00	1,039.80	3.69
Hypothetical (5% average return before expenses)	1,000.00	1,021.17	3.66

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.48% and 0.73%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (3.7%)
Financials (3.5%)
Capital Markets (0.5%)
Goldman Sachs Group, Inc.
1.625%, 7/15/11	$1,400,000	$1,416,453
2.150%, 3/15/12	500,000	511,927
3.250%, 6/15/12	2,000,000	2,094,258
Morgan Stanley
2.000%, 9/22/11	1,000,000	1,017,310
3.250%, 12/1/11	1,500,000	1,554,171
2.250%, 3/13/12	500,000	512,993
1.950%, 6/20/12	1,700,000	1,737,765

		8,844,877

Commercial Banks (1.1%)
Ally Financial, Inc.
1.750%, 10/30/12	2,000,000	2,034,700
2.200%, 12/19/12	2,000,000	2,055,004
American Express Bank FSB
3.150%, 12/9/11	1,700,000	1,760,454
Citibank N.A.
1.375%, 8/10/11	900,000	908,623
1.250%, 9/22/11	1,250,000	1,260,187
1.875%, 5/7/12	500,000	510,338
1.875%, 6/4/12	1,500,000	1,530,218
HSBC USA, Inc.
3.125%, 12/16/11	1,450,000	1,501,882
KeyBank N.A.
3.200%, 6/15/12	650,000	680,009
PNC Funding Corp.
2.300%, 6/22/12	1,300,000	1,338,528
Regions Bank/Alabama
3.250%, 12/9/11	1,300,000	1,347,316
Sovereign Bank
2.750%, 1/17/12	550,000	568,383
SunTrust Bank/Georgia
3.000%, 11/16/11	1,000,000	1,031,571
U.S. Bancorp
1.800%, 5/15/12	1,680,000	1,712,014
Wells Fargo & Co.
3.000%, 12/9/11	1,320,000	1,364,328
2.125%, 6/15/12	1,000,000	1,026,866

		20,630,421

Diversified Financial Services (1.8%)
Bank of America Corp.
2.100%, 4/30/12	2,400,000	2,457,744
3.125%, 6/15/12	3,000,000	3,132,990
2.375%, 6/22/12	1,000,000	1,030,500
Citigroup Funding, Inc.
2.125%, 7/12/12	245,000	251,351
1.875%, 10/22/12	1,800,000	1,837,838
2.250%, 12/10/12	2,000,000	2,058,806
Citigroup, Inc.
2.875%, 12/9/11	1,500,000	1,546,632
2.125%, 4/30/12	4,800,000	4,917,648
General Electric Capital Corp.
3.000%, 12/9/11	2,100,000	2,169,306
2.250%, 3/12/12	1,000,000	1,025,956
2.200%, 6/8/12	2,350,000	2,412,012

	Principal Amount	Value (Note 1)

2.125%, 12/21/12	$1,010,000	$1,038,369
2.625%, 12/28/12	1,000,000	1,039,184
John Deere Capital Corp.
2.875%, 6/19/12	1,050,000	1,091,880
JPMorgan Chase & Co.
3.125%, 12/1/11	2,000,000	2,069,028
2.200%, 6/15/12	1,475,000	1,515,601
2.125%, 6/22/12	1,200,000	1,231,012
2.125%, 12/26/12	1,450,000	1,491,226
Private Export Funding Corp.
5.685%, 5/15/12	450,000	491,403
4.550%, 5/15/15	600,000	665,365
4.950%, 11/15/15	200,000	225,779
4.375%, 3/15/19	300,000	324,826

		34,024,456

Thrifts & Mortgage Finance (0.1%)
Santander Holdings USA, Inc.
2.500%, 6/15/12	400,000	411,048
U.S. Central Federal Credit Union
1.250%, 10/19/11	1,000,000	1,008,035
1.900%, 10/19/12	500,000	510,315
Western Corporate Federal Credit Union
1.750%, 11/2/12	700,000	711,664

		2,641,062

Total Financials		66,140,816

Utilities (0.2%)
Independent Power Producers & Energy Traders (0.2%)
Tennessee Valley Authority
4.750%, 8/1/13	1,500,000	1,648,636
5.500%, 7/18/17	2,000,000	2,327,988

Total Utilities		3,976,624

Total Corporate Bonds		70,117,440

Government Securities (70.7%)
Agency ABS (4.7%)
Federal Farm Credit Bank
0.875%, 12/9/11	250,000	251,073
1.050%, 12/23/11	250,000	250,852
1.110%, 6/14/12	400,000	402,032
1.250%, 9/14/12	200,000	200,305
1.625%, 12/24/12	250,000	253,802
1.750%, 2/21/13	2,900,000	2,942,302
1.375%, 6/25/13	500,000	502,802
2.375%, 4/28/14	200,000	202,121
2.550%, 3/16/15	400,000	401,213
2.620%, 6/15/15	200,000	202,030
3.875%, 12/17/18	200,000	200,994
3.990%, 6/17/19	200,000	201,033
Federal Home Loan Bank
0.600%, 5/10/11	600,000	600,156
0.750%, 7/8/11	1,000,000	1,002,885
1.250%, 10/19/11	250,000	250,486
1.000%, 11/10/11	600,000	600,346
1.000%, 11/14/11	200,000	200,038
1.000%, 12/28/11	1,500,000	1,508,928
1.200%, 1/19/12	200,000	200,067

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

1.125%, 3/23/12	$100,000	$100,159
1.350%, 4/9/12	600,000	600,105
1.625%, 4/27/12	250,000	250,745
1.125%, 5/18/12	2,000,000	2,014,708
1.550%, 8/10/12	200,000	200,243
1.900%, 10/15/12	250,000	250,916
1.750%, 12/14/12	1,000,000	1,019,264
1.850%, 12/21/12	500,000	502,391
1.500%, 1/16/13	1,500,000	1,518,982
1.625%, 3/20/13	1,800,000	1,826,176
1.875%, 6/21/13	2,000,000	2,039,416
3.125%, 12/13/13	1,000,000	1,056,877
3.000%, 1/29/15	250,000	250,516
3.000%, 3/2/15	100,000	100,441
Federal Home Loan Mortgage Corp.
0.750%, 9/15/11	500,000	500,275
1.200%, 11/10/11	250,000	250,515
1.000%, 12/22/11	200,000	200,217
0.900%, 12/23/11	100,000	100,216
1.300%, 1/12/12	250,000	250,054
1.250%, 1/19/12	200,000	200,067
1.375%, 1/25/12	100,000	100,461
1.125%, 4/25/12	500,000	503,895
1.300%, 4/30/12	300,000	300,236
1.300%, 5/10/12	600,000	600,576
1.250%, 5/11/12	200,000	200,206
1.400%, 5/17/12	800,000	800,913
1.300%, 5/25/12	200,000	200,186
1.250%, 6/15/12	100,000	100,140
1.600%, 10/15/12	200,000	200,613
2.000%, 11/5/12	1,000,000	1,004,589
1.700%, 12/17/12	500,000	502,391
1.250%, 12/28/12	500,000	500,461
1.375%, 1/9/13	1,500,000	1,515,380
1.750%, 1/28/13	200,000	201,422
2.000%, 1/28/13	100,000	100,095
1.800%, 2/25/13	125,000	125,910
1.875%, 3/8/13	500,000	503,926
1.550%, 3/15/13	200,000	200,776
1.625%, 4/15/13	3,000,000	3,045,357
2.000%, 5/3/13	300,000	301,450
2.000%, 5/8/13	200,000	201,708
1.875%, 5/10/13	200,000	201,028
4.000%, 6/12/13	1,000,000	1,083,576
1.550%, 7/8/13	500,000	500,985
1.500%, 7/12/13	500,000	502,197
2.125%, 8/26/13	500,000	501,330
2.250%, 10/30/13	300,000	300,454
2.200%, 12/17/13	100,000	100,373
5.000%, 1/30/14	1,000,000	1,124,479
3.150%, 1/22/15	900,000	901,409
2.875%, 2/9/15	2,000,000	2,083,438
3.000%, 2/17/15	1,000,000	1,003,385
3.000%, 3/10/15	100,000	101,509
3.000%, 3/17/15	500,000	509,026
3.050%, 4/9/15	100,000	100,056
3.000%, 4/15/15	100,000	101,647
3.250%, 4/23/15	500,000	500,811
3.000%, 5/18/15	200,000	201,804
3.000%, 5/26/15	150,000	151,324
2.750%, 7/7/15	200,000	201,315

	Principal Amount	Value (Note 1)

3.250%, 11/12/15	$125,000	$125,316
4.750%, 1/22/20	500,000	501,296
Federal National Mortgage Association
5.000%, 10/15/11	1,000,000	1,057,175
1.250%, 1/6/12	250,000	250,027
0.875%, 1/12/12	1,500,000	1,505,080
1.000%, 4/4/12	2,000,000	2,010,832
1.250%, 4/5/12	300,000	300,542
1.500%, 5/24/12	500,000	500,628
1.300%, 5/25/12	1,000,000	1,005,666
1.500%, 6/1/12	1,000,000	1,001,247
1.100%, 6/28/12	1,000,000	1,001,230
1.125%, 7/30/12	4,000,000	4,026,492
1.550%, 9/17/12	200,000	200,342
1.500%, 9/24/12	200,000	200,427
1.600%, 11/5/12	200,000	200,733
1.625%, 11/5/12	200,000	200,696
1.750%, 12/28/12	500,000	502,703
2.000%, 1/15/13	150,000	150,075
2.250%, 1/15/13	100,000	100,056
2.050%, 1/28/13	600,000	603,895
1.800%, 2/8/13	300,000	303,476
1.875%, 2/19/13	100,000	100,161
2.000%, 2/19/13	500,000	500,853
4.750%, 2/21/13	1,000,000	1,095,678
1.750%, 2/22/13	2,000,000	2,038,786
1.750%, 2/25/13	100,000	100,173
2.000%, 3/1/13	200,000	200,415
1.800%, 3/15/13	850,000	855,239
1.850%, 3/25/13	450,000	453,686
2.000%, 4/8/13	600,000	600,200
2.150%, 4/12/13	250,000	250,120
1.875%, 5/6/13	600,000	606,139
1.750%, 5/7/13	3,600,000	3,665,765
2.000%, 5/10/13	800,000	803,898
2.000%, 6/24/13	700,000	707,447
1.500%, 6/26/13	1,100,000	1,112,037
1.750%, 6/28/13	200,000	200,530
1.625%, 7/12/13	200,000	200,369
1.375%, 7/19/13	1,000,000	994,847
2.020%, 8/20/13	100,000	101,025
2.050%, 8/26/13	200,000	200,490
2.125%, 9/10/13	300,000	301,043
2.100%, 9/16/13	600,000	601,991
2.000%, 11/26/13	200,000	201,179
2.000%, 12/16/13	400,000	401,089
2.500%, 3/3/14	100,000	100,388
2.500%, 4/29/14	200,000	200,914
3.125%, 11/10/14	1,000,000	1,010,288
2.625%, 12/10/14	250,000	252,345
2.875%, 12/10/14	450,000	454,612
2.750%, 12/29/14	100,000	101,151
3.125%, 1/21/15	150,000	151,812
3.250%, 1/26/15	100,000	100,174
3.000%, 3/9/15	450,000	452,127
3.125%, 5/19/15	200,000	201,794
3.000%, 8/17/15	100,000	100,306
4.000%, 1/20/17	2,000,000	2,036,692
6.000%, 3/9/20	250,000	264,603
4.300%, 3/30/20	200,000	203,558

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Financing Corp.
9.400%, 2/8/18	$2,300,000	$3,260,243
9.650%, 11/2/18	2,090,000	3,054,937
8.600%, 9/26/19	410,000	575,163

		89,548,786

U.S. Government Agencies (12.2%)
Federal Farm Credit Bank
1.125%, 10/3/11	500,000	503,168
3.500%, 10/3/11	1,000,000	1,036,888
2.000%, 1/17/12	2,500,000	2,553,495
2.250%, 4/24/12	1,000,000	1,028,036
2.125%, 6/18/12	1,000,000	1,026,954
1.875%, 12/7/12	1,000,000	1,021,503
3.875%, 10/7/13	1,000,000	1,081,150
2.625%, 4/17/14	2,000,000	2,078,822
4.875%, 1/17/17	1,500,000	1,695,788
Federal Home Loan Bank
3.625%, 7/1/11	6,000,000	6,194,112
1.625%, 7/27/11	2,000,000	2,024,018
3.625%, 9/16/11	5,700,000	5,919,250
4.875%, 11/18/11	1,000,000	1,058,711
2.250%, 4/13/12	5,000,000	5,137,280
1.875%, 6/20/12	1,500,000	1,532,597
2.000%, 7/27/12	2,000,000	2,002,048
2.150%, 8/10/12	1,000,000	1,001,906
1.625%, 9/26/12	1,500,000	1,525,122
2.000%, 10/5/12	1,000,000	1,003,749
1.875%, 11/19/12	1,000,000	1,005,397
1.625%, 11/21/12	1,000,000	1,016,421
3.375%, 2/27/13	4,800,000	5,091,211
3.625%, 5/29/13	4,000,000	4,284,204
5.125%, 8/14/13	1,000,000	1,118,600
2.500%, 10/15/13	500,000	502,591
3.625%, 10/18/13	4,800,000	5,141,472
5.250%, 6/18/14	2,000,000	2,279,598
5.375%, 5/18/16	6,500,000	7,583,095
4.875%, 5/17/17	2,900,000	3,302,853
5.000%, 11/17/17	3,700,000	4,222,211
Federal Home Loan Mortgage Corp.
1.500%, 8/24/11	500,000	500,705
5.500%, 9/15/11	2,000,000	2,119,660
1.125%, 12/15/11	2,650,000	2,670,924
2.350%, 3/2/12	1,000,000	1,002,797
4.750%, 3/5/12	4,700,000	5,021,160
2.125%, 3/23/12	8,500,000	8,710,027
2.000%, 4/27/12	500,000	505,598
1.750%, 6/15/12	5,300,000	5,404,013
2.250%, 8/24/12	500,000	501,375
2.000%, 9/28/12	1,000,000	1,002,801
2.250%, 1/30/13	1,000,000	1,001,227
2.500%, 4/8/13	1,500,000	1,522,992
3.500%, 5/29/13	5,000,000	5,342,320
4.125%, 9/27/13	7,200,000	7,850,844
3.250%, 3/18/14	500,000	509,765
2.750%, 4/29/14	1,000,000	1,018,980
5.000%, 7/15/14	5,000,000	5,633,535
3.000%, 7/28/14	2,135,000	2,247,867
3.625%, 8/25/14	500,000	502,386
3.000%, 12/30/14	1,000,000	1,013,384
4.750%, 11/17/15	6,000,000	6,756,648

	Principal Amount	Value (Note 1)

5.500%, 7/18/16	$3,400,000	$3,962,340
5.125%, 10/18/16	3,500,000	4,006,740
5.000%, 2/16/17	1,000,000	1,141,346
5.125%, 11/17/17	2,000,000	2,304,206
4.875%, 6/13/18	4,500,000	5,093,343
Federal National Mortgage Association
1.250%, 9/28/11	1,000,000	1,001,368
1.000%, 11/23/11	3,110,000	3,129,335
2.000%, 1/9/12	4,645,000	4,739,159
2.250%, 2/24/12	250,000	252,715
2.375%, 3/23/12	250,000	252,666
1.875%, 4/20/12	350,000	357,326
1.750%, 8/10/12	1,000,000	1,019,493
2.200%, 8/27/12	1,000,000	1,002,527
2.000%, 9/28/12	2,000,000	2,006,814
1.875%, 10/29/12	1,000,000	1,003,615
4.750%, 11/19/12	5,000,000	5,449,615
1.750%, 12/28/12	250,000	252,080
3.625%, 2/12/13	9,700,000	10,356,748
2.170%, 3/21/13	500,000	501,596
3.875%, 7/12/13	3,000,000	3,250,440
2.750%, 2/5/14	5,500,000	5,729,136
3.150%, 2/18/14	500,000	507,666
2.750%, 3/13/14	8,000,000	8,342,400
2.900%, 4/7/14	250,000	254,484
3.000%, 7/28/14	2,500,000	2,547,925
3.300%, 7/30/14	2,000,000	2,004,542
3.000%, 9/29/14	1,000,000	1,023,346
3.125%, 9/29/14	1,000,000	1,007,061
3.000%, 10/29/14	500,000	504,120
2.625%, 11/20/14	2,000,000	2,067,026
5.250%, 9/15/16	505,000	580,676
4.875%, 12/15/16	5,000,000	5,651,455
5.000%, 2/13/17	2,900,000	3,296,157
5.000%, 5/11/17	5,400,000	6,160,892
(Zero Coupon), 6/1/17	1,500,000	1,207,853
5.375%, 6/12/17	2,410,000	2,808,067
Overseas Private Investment Corp. 7.050%, 11/15/13†	750,000	697,451

		231,284,987

U.S. Treasuries (53.8%)
U.S. Treasury Bonds 11.250%, 2/15/15	2,800,000	3,996,782
10.625%, 8/15/15	2,300,000	3,289,899
9.875%, 11/15/15	2,400,000	3,373,874
9.250%, 2/15/16	1,400,000	1,939,984
7.250%, 5/15/16	7,100,000	9,120,170
7.500%, 11/15/16	6,500,000	8,517,028
8.750%, 5/15/17	3,400,000	4,784,970
8.875%, 8/15/17	2,500,000	3,560,938
9.000%, 11/15/18	2,500,000	3,700,000
8.875%, 2/15/19	4,000,000	5,895,000
8.125%, 8/15/19	3,000,000	4,274,064
3.625%, 2/15/20	7,000,000	7,395,934
U.S. Treasury Notes 1.000%, 7/31/11	16,570,000	16,673,563
4.875%, 7/31/11	5,000,000	5,240,430
4.625%, 8/31/11	4,000,000	4,194,220
4.500%, 9/30/11	4,000,000	4,204,064
1.000%, 10/31/11	15,000,000	15,104,880
4.625%, 10/31/11	3,000,000	3,167,343

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

1.750%, 11/15/11	$15,000,000	$15,265,425
0.750%, 11/30/11	10,000,000	10,037,500
4.500%, 11/30/11	4,000,000	4,229,376
1.125%, 12/15/11	14,000,000	14,133,434
1.000%, 12/31/11	8,000,000	8,058,440
4.625%, 12/31/11	4,400,000	4,674,314
1.125%, 1/15/12	11,500,000	11,609,158
0.875%, 1/31/12	20,000,000	20,106,240
1.375%, 2/15/12	15,000,000	15,205,080
4.875%, 2/15/12	9,000,000	9,641,952
0.875%, 2/29/12	17,000,000	17,090,950
4.625%, 2/29/12	4,000,000	4,272,188
1.375%, 3/15/12	5,000,000	5,072,460
1.000%, 3/31/12	14,000,000	14,106,120
4.500%, 3/31/12	5,000,000	5,349,025
1.000%, 4/30/12	13,000,000	13,097,500
4.500%, 4/30/12	2,000,000	2,144,766
1.375%, 5/15/12	10,000,000	10,146,880
4.750%, 5/31/12	4,000,000	4,317,812
1.875%, 6/15/12	11,140,000	11,415,024
4.625%, 7/31/12	6,000,000	6,500,628
1.750%, 8/15/12	13,000,000	13,301,639
1.375%, 9/15/12	10,000,000	10,152,340
4.250%, 9/30/12	5,000,000	5,406,250
1.375%, 10/15/12	9,000,000	9,133,596
3.875%, 10/31/12	4,500,000	4,833,634
1.375%, 11/15/12	18,000,000	18,257,346
4.000%, 11/15/12	6,800,000	7,324,341
3.375%, 11/30/12	5,500,000	5,850,625
1.125%, 12/15/12	10,000,000	10,082,030
3.625%, 12/31/12	3,500,000	3,753,477
1.375%, 1/15/13	15,000,000	15,201,570
1.375%, 2/15/13	5,000,000	5,065,625
3.875%, 2/15/13	2,000,000	2,160,468
2.750%, 2/28/13	6,000,000	6,301,872
1.375%, 3/15/13	2,000,000	2,025,940
2.500%, 3/31/13	7,400,000	7,735,309
1.750%, 4/15/13	3,000,000	3,068,190
3.625%, 5/15/13	2,000,000	2,154,376
3.500%, 5/31/13	8,000,000	8,596,872
3.375%, 6/30/13	3,000,000	3,214,923
3.375%, 7/31/13	3,500,000	3,752,658
4.250%, 8/15/13	5,800,000	6,373,202
3.125%, 8/31/13	11,000,000	11,708,125
3.125%, 9/30/13	4,400,000	4,684,627
2.750%, 10/31/13	12,900,000	13,576,244
2.000%, 11/30/13	10,000,000	10,265,620
1.750%, 1/31/14	5,000,000	5,080,470
4.000%, 2/15/14	15,800,000	17,324,447
1.875%, 2/28/14	16,000,000	16,304,992
1.750%, 3/31/14	5,000,000	5,069,140
1.875%, 4/30/14	16,000,000	16,288,752
4.750%, 5/15/14	11,000,000	12,409,375
2.250%, 5/31/14	5,000,000	5,158,985
2.625%, 6/30/14	12,800,000	13,381,005
2.625%, 7/31/14	8,000,000	8,359,376
4.250%, 8/15/14	1,000,000	1,111,484
2.375%, 8/31/14	10,000,000	10,338,280
2.375%, 9/30/14	16,000,000	16,526,256
2.375%, 10/31/14	20,000,000	20,634,380
4.250%, 11/15/14	1,800,000	2,004,610

	Principal Amount	Value (Note 1)

2.625%, 12/31/14	$15,000,000	$15,623,430
2.250%, 1/31/15	21,000,000	21,523,362
4.000%, 2/15/15	9,000,000	9,933,048
2.375%, 2/28/15	6,000,000	6,183,780
2.500%, 3/31/15	6,000,000	6,217,500
4.125%, 5/15/15	5,600,000	6,221,690
4.250%, 8/15/15	8,000,000	8,945,624
4.500%, 2/15/16	4,000,000	4,527,188
2.625%, 2/29/16	9,000,000	9,259,452
2.375%, 3/31/16	10,000,000	10,147,660
2.625%, 4/30/16	8,000,000	8,220,000
5.125%, 5/15/16	5,000,000	5,834,765
3.250%, 5/31/16	4,000,000	4,248,752
3.250%, 6/30/16	11,000,000	11,666,017
4.875%, 8/15/16	1,000,000	1,157,500
3.125%, 10/31/16	10,000,000	10,489,840
4.625%, 11/15/16	11,000,000	12,553,750
2.750%, 11/30/16	12,000,000	12,302,808
3.250%, 12/31/16	9,000,000	9,486,558
3.125%, 1/31/17	10,000,000	10,458,590
4.625%, 2/15/17	2,300,000	2,627,571
3.250%, 3/31/17	10,000,000	10,537,500
3.125%, 4/30/17	10,000,000	10,453,120
4.500%, 5/15/17	6,900,000	7,849,826
4.750%, 8/15/17	5,000,000	5,780,860
4.250%, 11/15/17	7,000,000	7,863,513
3.500%, 2/15/18	15,000,000	16,034,760
3.875%, 5/15/18	10,000,000	10,929,690
4.000%, 8/15/18	5,500,000	6,049,571
3.750%, 11/15/18	15,000,000	16,162,500
2.750%, 2/15/19	11,000,000	10,958,750
3.125%, 5/15/19	20,500,000	20,927,609
3.625%, 8/15/19	24,000,000	25,378,128
3.375%, 11/15/19	20,000,000	20,714,060
3.500%, 5/15/20	5,000,000	5,232,800

		1,021,381,438

Total Government Securities		1,342,215,211

Total Long-Term Debt Securities (74.4%) (Cost $1,381,524,994)		1,412,332,651

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(25.0%)
iShares Barclays 1-3 Year Treasury Bond Fund	2,276,000	191,457,120
iShares Barclays 3-7 Year Treasury Bond Fund	1,776,000	204,826,080
iShares Barclays 7-10 Year Treasury Bond Fund	815,000	77,971,050

Total Investment Companies (25.0%%) (Cost $471,786,905)		474,254,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Time Deposit (2.9%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $54,661,344)	$54,661,344	$54,661,344

Total Investments (102.3%) (Cost/Amortized Cost $1,907,973,243)		1,941,248,245
Other Assets Less Liabilities (-2.3%)		(42,902,228)

Net Assets (100%)		$1,898,346,017

†	Securities (totaling $697,451 or 0.0% of net assets) at fair value by management.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$66,140,816	$—	$66,140,816
Utilities	—	3,976,624	—	3,976,624
Government Securities
Agency ABS	—	89,548,786	—	89,548,786
U.S. Government Agencies	—	230,587,536	697,451	231,284,987
U.S. Treasuries	—	1,021,381,438	—	1,021,381,438
Investment Companies
Exchange Traded Funds (ETFs)	474,254,250	—	—	474,254,250
Short-Term Investments	—	54,661,344	—	54,661,344

Total Assets	$474,254,250	$1,466,296,544	$697,451	$1,941,248,245

Total Liabilities	$—	$—	$—	$–

Total	$474,254,250	$1,466,296,544	$697,451	$1,941,248,245

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities - Government
Balance as of 12/31/09	$794,260
Total gains or losses (realized/unrealized) included in earnings	10,140
Purchases, sales, issuances, and settlements (net)	(106,949)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 06/30/10	$697,451
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$2,473

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$207,194,681
Long-term U.S. Treasury securities	413,717,053

$620,911,734

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$195,850,083
Long-term U.S. Treasury securities	347,762,412

$543,612,495

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,538,354
Aggregate gross unrealized depreciation	(2,812,833)

Net unrealized appreciation	$30,725,521

Federal income tax cost of investments	$1,910,522,724

The Portfolio has a net capital loss carryforward of $18,280,198 of which $11,384,023 expires in the year 2014, $1,221,059 expires in the year 2016, and $5,675,116 expires in the year 2017.

Included in the capital loss carryforward amounts are $1,221,059 of losses acquired from EQ/Government Securities Portfolio as a result of a tax free reorganization that occurred during the year 2009. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $1,907,973,243)	$1,941,248,245
Receivable for securities sold	13,582,742
Dividends, interest and other receivables	9,103,116
Receivable from Separate Accounts for Trust shares sold	1,785,401
Other assets	17,851

Total assets	1,965,737,355

LIABILITIES
Overdraft payable	721
Payable for securities purchased	65,223,546
Payable to Separate Accounts for Trust shares redeemed	1,102,545
Investment management fees payable	543,848
Administrative fees payable	159,448
Distribution fees payable - Class IB	105,236
Trustees’ fees payable	2,850
Accrued expenses	253,144

Total liabilities	67,391,338

NET ASSETS	$1,898,346,017

Net assets were comprised of:
Paid in capital	$1,881,462,838
Accumulated undistributed net investment income (loss)	12,776,414
Accumulated undistributed net realized gain (loss) on investments	(29,168,237)
Unrealized appreciation (depreciation) on investments	33,275,002

Net assets	$1,898,346,017

Class IA
Net asset value, offering and redemption price per share, $1,379,530,554 / 138,021,161 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.00

Class IB
Net asset value, offering and redemption price per share, $518,815,463 / 52,275,976 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.92

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Interest	$14,270,918
Dividends	3,351,237
Securities lending (net)	34,133

Total income	17,656,288

EXPENSES
Investment management fees	3,132,373
Administrative fees	931,906
Distribution fees - Class IB	613,283
Printing and mailing expenses	103,708
Custodian fees	35,952
Professional fees	26,968
Trustees’ fees	20,954
Miscellaneous	31,131

Total expenses	4,896,275

NET INVESTMENT INCOME (LOSS)	12,760,013

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(8,338,556)
Net change in unrealized appreciation (depreciation) on securities	69,143,148

NET REALIZED AND UNREALIZED GAIN (LOSS)	60,804,592

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$73,564,605

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,760,013	$21,798,841
Net realized gain (loss) on investments	(8,338,556)	(7,689,615)
Net change in unrealized appreciation (depreciation) on investments	69,143,148	(28,697,661)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	73,564,605	(14,588,435)

DIVIDENDS:
Dividends from net investment income
Class IA	—	(16,599,113)
Class IB	—	(5,203,230)

TOTAL DIVIDENDS	—	(21,802,343)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [12,151,408 and 113,050,267 shares, respectively]	118,948,014	1,097,916,294
Capital shares issued in connection with merger (Note 8) [0 and 5,425,112 shares, respectively]	—	52,941,956
Capital shares issued in reinvestment of dividends [0 and 1,708,322 shares, respectively]	—	16,599,113
Capital shares repurchased [(6,798,025) and (11,082,828) shares, respectively]	(66,336,417)	(107,669,198)

Total Class IA transactions	52,611,597	1,059,788,165

Class IB
Capital shares sold [12,486,550 and 20,710,031 shares, respectively]	121,404,140	200,115,796
Capital shares issued in reinvestment of dividends [0 and 538,583 shares, respectively]	—	5,203,230
Capital shares repurchased [(11,979,886) and (26,138,277) shares, respectively]	(116,009,815)	(252,267,888)

Total Class IB transactions	5,394,325	(46,948,862)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	58,005,922	1,012,839,303

TOTAL INCREASE (DECREASE) IN NET ASSETS	131,570,527	976,448,525
NET ASSETS:
Beginning of period	1,766,775,490	790,326,965

End of period (a)	$1,898,346,017	$1,766,775,490

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$12,776,414	$16,401

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO(gg)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.59	$9.89	$9.89	$9.67	$9.77	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.14 (e)	0.37 (e)	0.44 (e)	0.40 (e)	0.34 (e)
Net realized and unrealized gain (loss) on investments	0.34	(0.31)	(0.02)	0.25	(0.07)	(0.19)

Total from investment operations	0.41	(0.17)	0.35	0.69	0.33	0.15

Less distributions:
Dividends from net investment income	—	(0.13)	(0.35)	(0.47)	(0.43)	(0.38)

Net asset value, end of period	$10.00	$9.59	$9.89	$9.89	$9.67	$9.77

Total return(b)	4.17%	(1.77)%	3.56%	7.13%	3.35%	1.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,379,531	$1,272,942	$233,132	$227,848	$222,451	$248,266
Ratio of expenses to average net assets(a)	0.48%	0.49%	0.65%	0.63%	0.61%	0.56%
Ratio of net investment income (loss) to average net assets(a)	1.49%	1.48%	3.74%	4.46%	4.03%	3.42%
Portfolio turnover rate	30%	120%	211%	167%	231%	251%

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.54	$9.83	$9.84	$9.62	$9.71	$9.94

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.12 (e)	0.35 (e)	0.41 (e)	0.37 (e)	0.32 (e)
Net realized and unrealized gain (loss) on investments	0.32	(0.31)	(0.03)	0.25	(0.06)	(0.20)

Total from investment operations	0.38	(0.19)	0.32	0.66	0.31	0.12

Less distributions:
Dividends from net investment income	—	(0.10)	(0.33)	(0.44)	(0.40)	(0.35)

Net asset value, end of period	$9.92	$9.54	$9.83	$9.84	$9.62	$9.71

Total return(b)	3.98%	(1.93)%	3.19%	6.97%	3.07%	1.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$518,815	$493,833	$557,195	$470,755	$486,352	$542,787
Ratio of expenses to average net assets(a)	0.73%	0.74%	0.90%	0.88%	0.86%	0.81%
Ratio of net investment income (loss) to average net assets(a)	1.24%	1.26%	3.49%	4.21%	3.74%	3.17%
Portfolio turnover rate	30%	120%	211%	167%	231%	251%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO(gg)

FINANCIAL HIGHLIGHTS (Continued)

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share are based on average shares outstanding.
(gg)	On September 25, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Government Securities Portfolio that followed the same objectives as this Portfolio.

See Notes to Financial Statements.

EQ/INTERNATIONAL CORE PLUS PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Energy	14.2%
Materials	10.7
Financials	10.7
Exchange Traded Funds	10.0
Industrials	9.2
Consumer Staples	8.0
Health Care	3.9
Consumer Discretionary	3.4
Telecommunication Services	2.7
Utilities	2.4
Information Technology	2.0
Cash and Other	22.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$853.60	$3.91
Hypothetical (5% average return before expenses)	1,000.00	1,020.58	4.26
Class IB
Actual	1,000.00	852.70	5.05
Hypothetical (5% average return before expenses)	1,000.00	1,019.34	5.51

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.85% and 1.10%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (4.8%)
AGL Energy Ltd.	25,637	$315,731
Alumina Ltd.	110,520	140,050
Amcor Ltd.	58,443	311,363
AMP Ltd.	112,165	487,715
Aristocrat Leisure Ltd.	26,818	81,938
Arrow Energy Ltd.*	35,371	143,891
Asciano Group*	158,907	214,456
ASX Ltd.	7,925	193,359
Australia & New Zealand Banking Group Ltd.	128,875	2,313,580
AXA Asia Pacific Holdings Ltd.	59,169	270,970
Bendigo and Adelaide Bank Ltd.	21,403	146,300
BGP Holdings plc (b)*†	1,044,151	—
BHP Billiton Ltd.	725,715	22,569,629
BHP Billiton Ltd. (ADR)	48,363	2,998,022
Billabong International Ltd.	13,102	95,415
BlueScope Steel Ltd.*	103,891	180,982
Boral Ltd.	36,022	144,804
Brambles Ltd.	68,860	313,936
Caltex Australia Ltd.	10,072	78,653
CFS Retail Property Trust (REIT)	112,521	178,298
Coca-Cola Amatil Ltd.	29,027	290,706
Cochlear Ltd.	3,385	210,858
Commonwealth Bank of Australia	79,246	3,211,884
Computershare Ltd.	22,977	203,281
Crown Ltd.	25,666	166,353
CSL Ltd.	28,310	772,106
CSR Ltd.	87,125	122,190
Dexus Property Group (REIT)	294,293	189,481
Energy Resources of Australia Ltd.	5,225	57,891
Fairfax Media Ltd.	128,923	141,499
Fortescue Metals Group Ltd.*	58,909	200,843
Foster’s Group Ltd.	94,275	445,998
Goodman Fielder Ltd.	88,473	99,758
Goodman Group (REIT)	349,576	184,311
GPT Group (REIT)	88,394	207,534
Harvey Norman Holdings Ltd.	24,687	68,245
Incitec Pivot Ltd.	75,164	170,421
Insurance Australia Group Ltd.	108,441	308,482
Intoll Group	141,359	122,927
Leighton Holdings Ltd.	6,818	164,305
Lend Lease Group	29,826	182,069
MacArthur Coal Ltd.	2,817	28,328
Macquarie Group Ltd.	16,694	513,740
MAp Group	30,540	68,561
Metcash Ltd.	48,239	169,712
Mirvac Group (REIT)	152,283	166,715
National Australia Bank Ltd.	107,768	2,081,669
Newcrest Mining Ltd.	25,248	742,558
OneSteel Ltd.	60,635	150,138
Orica Ltd.	17,495	368,317
Origin Energy Ltd.	43,516	543,666
OZ Minerals Ltd.*	186,170	148,821
Paladin Energy Ltd.*	40,664	121,488
Qantas Airways Ltd.*	45,133	82,853

	Number of Shares	Value (Note 1)

QBE Insurance Group Ltd.	51,704	$786,848
Rio Tinto Ltd.	22,175	1,228,138
Santos Ltd.	40,815	428,433
Sims Metal Management Ltd.	9,593	136,584
Sonic Healthcare Ltd.	16,700	145,469
SP AusNet	113,962	72,965
Stockland Corp., Ltd. (REIT)	116,234	361,144
Suncorp-Metway Ltd.	62,223	417,637
TABCORP Holdings Ltd.	36,718	194,495
Tatts Group Ltd.	76,995	144,134
Telstra Corp., Ltd.	207,878	565,635
Toll Holdings Ltd.	30,322	138,464
Transurban Group	73,586	261,030
Wesfarmers Ltd.	50,949	1,219,824
Wesfarmers Ltd. (PPS)	6,891	165,843
Westfield Group (REIT)	107,971	1,098,950
Westpac Banking Corp.	151,800	2,680,682
Woodside Petroleum Ltd.	27,595	962,486
Woolworths Ltd.	63,288	1,434,709
WorleyParsons Ltd.	7,541	139,341

		56,469,611

Austria (0.1%)
Erste Group Bank AG	9,364	297,900
Immofinaz AG*	36,099	92,937
OMV AG	7,064	212,898
Raiffeisen International Bank Holding AG*	3,412	130,038
Telekom Austria AG	19,003	211,233
Verbund AG, Class A	4,021	123,167
Vienna Insurance Group	2,753	114,788
Voestalpine AG	6,348	173,747

		1,356,708

Belgium (0.4%)
Ageas	110,148	246,010
Anheuser-Busch InBev N.V.*	61,839	1,740,416
Belgacom S.A.	7,365	231,849
Cie Nationale a Portefeuille	1,832	77,768
Colruyt S.A.	820	192,853
Delhaize Group S.A.	4,988	361,170
Dexia S.A.*	34,216	119,199
Groupe Bruxelles Lambert S.A.	4,226	293,531
KBC Groep N.V.*	8,021	307,653
Mobistar S.A.	1,636	86,523
Solvay S.A.	2,845	242,927
UCB S.A.	5,475	171,527
Umicore S.A.	6,927	200,437

		4,271,863

Bermuda (0.9%)
Nabors Industries Ltd.*	99,359	1,750,705
PartnerReinsurance Ltd.	121,478	8,520,467
Seadrill Ltd.	14,308	257,189

		10,528,361

Brazil (2.0%)
Petroleo Brasileiro S.A. (ADR)	159,312	5,467,588
Vale S.A. (ADR)	734,511	17,885,343

		23,352,931

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Canada (10.2%)
Agrium, Inc. (When Issued)	286,915	$14,041,620
Brookfield Asset Management, Inc., Class A	99,134	2,242,411
Canadian National Railway Co.	342,226	19,636,928
Canadian Natural Resources Ltd.	452,736	15,041,324
Canadian Pacific Railway Ltd. (New York Exchange)	224,835	12,055,653
Canadian Pacific Railway Ltd. (Toronto Exchange)	103,807	5,564,067
Cenovus Energy, Inc.	176,600	4,552,571
EnCana Corp.	163,700	4,964,584
Ensign Energy Services, Inc.	15,370	180,764
Finning International, Inc.	171,922	2,847,198
Manulife Financial Corp.	112,082	1,631,530
Potash Corp. of Saskatchewan, Inc.	207,163	17,850,112
Suncor Energy, Inc.	558,641	16,445,256
Talisman Energy, Inc.	193,836	2,935,747

		119,989,765

China (0.0%)
Foxconn International Holdings Ltd.*	136,558	88,663
Yangzijiang Shipbuilding Holdings Ltd.	59,652	56,942

		145,605

Cyprus (0.0%)
Bank of Cyprus PCL	34,663	138,909

Denmark (0.4%)
A. P. Moller - Maersk A/S, Class A	29	220,797
A. P. Moller - Maersk A/S, Class B	66	517,486
Carlsberg A/S, Class B	5,354	407,051
Coloplast A/S, Class B	1,482	147,109
Danske Bank A/S*	22,891	439,624
DSV A/S	9,368	134,413
Novo Nordisk A/S, Class B	22,821	1,840,871
Novozymes A/S, Class B	2,463	261,416
Tryg A/S	1,882	98,948
Vestas Wind Systems A/S*	10,358	430,561
William Demant Holding A/S*	1,681	122,755

		4,621,031

Finland (0.4%)
Elisa Oyj*	8,845	153,119
Fortum Oyj	22,376	492,590
Kesko Oyj, Class B	4,358	141,122
Kone Oyj, Class B	7,455	296,426
Metso Oyj	5,836	186,361
Neste Oil Oyj	7,253	105,376
Nokia Oyj	188,635	1,540,258
Nokian Renkaat Oyj	6,666	163,254
Orion Oyj, Class B	5,219	97,652
Outokumpu Oyj	6,440	96,829
Pohjola Bank plc	10,379	105,660
Rautaruukki Oyj	5,584	81,420
Sampo Oyj, Class A	20,971	438,779
Sanoma Oyj	5,940	102,479

	Number of Shares	Value (Note 1)

Stora Enso Oyj, Class R	27,399	$196,006
UPM-Kymmene Oyj	25,256	334,661
Wartsila Oyj	2,987	136,069

		4,668,061

France (3.5%)
Accor S.A.*	7,185	329,963
Aeroports de Paris S.A.	1,988	126,693
Air France-KLM*	7,194	84,626
Air Liquide S.A.	14,003	1,406,490
Alcatel-Lucent*	114,836	292,894
Alstom S.A.	9,733	438,905
Atos Origin S.A.*	3,046	121,659
AXA S.A.	85,918	1,303,023
bioMerieux S.A.	773	79,315
BNP Paribas S.A.	48,178	2,572,436
Bouygues S.A.	11,183	428,343
Bureau Veritas S.A.	3,162	170,227
Cap Gemini S.A.	7,142	312,035
Carrefour S.A.	31,138	1,229,441
Casino Guichard Perrachon S.A.	2,989	225,716
Christian Dior S.A.	3,431	326,005
Cie de Saint-Gobain S.A.	18,830	695,260
Cie Generale d’Optique Essilor International S.A.	10,171	605,585
Cie Generale de Geophysique -Veritas*	8,606	151,157
CNP Assurances S.A.	2,041	139,027
Compagnie Generale des Etablissements Michelin, Class B	7,410	516,530
Credit Agricole S.A.	44,925	459,870
Danone S.A.	29,007	1,549,031
Dassault Systemes S.A.	3,467	209,807
EDF S.A.	12,562	477,386
Eiffage S.A.	2,758	119,054
Eramet S.A.	371	90,840
Eurazeo S.A.	2,024	116,371
Eutelsat Communications S.A.	5,410	180,741
Fonciere Des Regions (REIT)	1,555	128,576
France Telecom S.A.	92,886	1,602,831
GDF Suez S.A.	63,046	1,783,734
Gecina S.A. (REIT)	1,296	115,776
Groupe Eurotunnel S.A.	28,262	191,005
Hermes International S.A.	2,855	378,796
ICADE (REIT)	1,469	123,925
Iliad S.A.	1,213	94,087
Imerys S.A.	2,350	118,854
Ipsen S.A.	2,027	61,797
J.C. Decaux S.A.*	4,646	107,619
Klepierre S.A. (REIT)	5,823	159,868
Lafarge S.A.	10,125	547,486
Lagardere S.C.A.	6,399	198,272
Legrand S.A.	6,601	194,472
L’Oreal S.A.	11,887	1,161,548
LVMH Moet Hennessy Louis Vuitton S.A.	12,184	1,327,175
Metropole Television S.A.	4,644	94,081
Natixis S.A.*	51,166	220,109
Neopost S.A.	2,060	149,075
PagesJaunes Groupe S.A.	9,232	95,102
Pernod-Ricard S.A.	10,129	783,547

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Peugeot S.A.*	8,327	$210,484
PPR S.A.	3,802	469,182
Publicis Groupe S.A.	5,584	221,973
Renault S.A.*	9,245	340,239
Safran S.A.	6,855	190,100
Sanofi-Aventis S.A.	53,535	3,228,316
Schneider Electric S.A.	11,921	1,206,582
SCOR SE	8,973	171,505
Societe BIC S.A.	1,838	130,373
Societe Generale S.A.	31,804	1,293,746
Societe Television Francaise 1 S.A.	7,902	103,272
Sodexo S.A.	4,499	249,180
Suez Environnement Co. S.A.	14,452	238,086
Technip S.A.	5,087	289,643
Thales S.A.	4,911	157,863
Total S.A.	107,590	4,788,239
Unibail-Rodamco S.A. (REIT)	4,464	724,508
Vallourec S.A.	2,546	434,707
Veolia Environnement	15,963	372,858
Vinci S.A.	21,739	895,170
Vivendi S.A.	61,300	1,240,151

		41,352,342

Germany (3.3%)
Adidas AG	10,577	510,530
Allianz SE (Registered)	22,893	2,273,194
BASF SE	93,472	5,099,513
Bayer AG	41,739	2,328,831
Bayerische Motoren Werke (BMW) AG	16,994	821,970
Bayerische Motoren Werke (BMW) AG (Preference)	3,578	125,542
Beiersdorf AG	5,253	288,764
Celesio AG	4,404	95,871
Commerzbank AG*	34,834	243,116
Continental AG*	1,617	83,854
Daimler AG*	45,475	2,302,726
Deutsche Bank AG (Registered)	31,131	1,760,091
Deutsche Boerse AG	9,532	579,134
Deutsche Lufthansa AG (Registered)*	12,191	167,978
Deutsche Post AG (Registered)	43,006	623,849
Deutsche Postbank AG*	5,446	157,236
Deutsche Telekom AG (Registered)	141,841	1,672,057
E.ON AG	93,216	2,509,353
Fraport AG	2,593	110,207
Fresenius Medical Care AG & Co. KGaA	9,627	520,818
Fresenius SE	1,970	130,996
Fresenius SE (Preference)	4,353	287,835
GEA Group AG	9,830	195,273
Hannover Rueckversicherung AG (Registered)	3,355	144,525
HeidelbergCement AG	7,076	337,034
Henkel AG & Co. KGaA	7,018	286,615
Henkel AG & Co. KGaA (Preference)	9,397	457,144
Hochtief AG	2,622	155,816
Infineon Technologies AG*	57,864	334,402

	Number of Shares	Value (Note 1)

K+S AG	7,846	$360,924
Linde AG	8,230	864,172
MAN SE	5,279	435,212
Merck KGaA	3,441	250,684
Metro AG	5,956	302,801
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	9,879	1,236,775
Porsche Automobil Holding SE (Preference)	5,098	217,478
Puma AG Rudolf Dassler Sport	380	100,293
RWE AG	46,568	3,035,328
RWE AG (Preference)	2,503	150,939
Salzgitter AG	2,499	148,935
SAP AG	43,113	1,914,984
Siemens AG (Registered)	41,896	3,749,144
Suedzucker AG	3,922	70,333
ThyssenKrupp AG	16,776	412,101
TUI AG*	9,529	83,775
United Internet AG	8,527	93,761
Volkswagen AG	1,815	153,713
Volkswagen AG (Preference)	8,802	770,599
Wacker Chemie AG	1,036	149,937

		39,106,162

Greece (0.1%)
Alpha Bank AE*	21,494	105,056
Coca Cola Hellenic Bottling Co. S.A.	10,805	230,536
EFG Eurobank Ergasias S.A.*	13,912	61,743
Hellenic Telecommunications Organization S.A.*	15,071	113,312
National Bank of Greece S.A.*	30,780	335,384
OPAP S.A.	10,354	128,787
Piraeus Bank S.A.*	19,552	82,431
Public Power Corp. S.A.	4,929	70,694

		1,127,943

Hong Kong (1.0%)
ASM Pacific Technology Ltd.	13,107	101,915
Bank of East Asia Ltd.	85,780	308,912
BOC Hong Kong Holdings Ltd.	182,043	413,795
Cathay Pacific Airways Ltd.	69,575	136,406
Cheung Kong Holdings Ltd.	70,899	814,717
Cheung Kong Infrastructure Holdings Ltd.	32,340	119,735
CLP Holdings Ltd.	100,564	728,111
Esprit Holdings Ltd.	56,757	306,080
Hang Lung Group Ltd.	43,739	235,646
Hang Lung Properties Ltd.	101,438	389,059
Hang Seng Bank Ltd.	38,174	510,021
Henderson Land Development Co., Ltd.	52,190	304,054
Hong Kong & China Gas Co., Ltd.	213,928	528,760
Hong Kong Exchanges and Clearing Ltd.	52,127	812,831
HongKong Electric Holdings Ltd.	67,996	404,703
Hopewell Holdings Ltd.	40,851	114,902
Hutchison Whampoa Ltd.	108,571	670,315
Hysan Development Co., Ltd.	44,459	125,010
Kerry Properties Ltd.	38,232	164,098

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Li & Fung Ltd.	113,519	$508,171
Lifestyle International Holdings Ltd.	43,741	84,838
Link REIT (REIT)	117,686	291,171
Mongolia Energy Co., Ltd.*	212,379	74,120
MTR Corp.	66,529	226,685
New World Development Ltd.	149,780	241,958
Noble Group Ltd.	142,979	172,646
NWS Holdings Ltd.	58,810	106,304
Orient Overseas International Ltd.*	14,952	106,812
PCCW Ltd.	291,585	84,638
Shangri-La Asia Ltd.	82,332	151,725
Sino Land Co., Ltd.	74,038	131,499
Sun Hung Kai Properties Ltd.	72,278	982,713
Swire Pacific Ltd., Class A	37,831	428,655
Television Broadcasts Ltd.	21,392	99,140
Wharf Holdings Ltd.	67,573	327,104
Wheelock & Co., Ltd.	58,116	163,308
Wing Hang Bank Ltd.	11,856	115,554
Yue Yuen Industrial Holdings Ltd.	39,199	121,781

		11,607,892

Ireland (0.2%)
Anglo Irish Bank Corp., Ltd.*†	67,703	—
Bank of Ireland*	174,402	143,408
CRH plc	35,310	739,065
Elan Corp. plc*	29,790	134,926
Experian plc	53,091	459,684
James Hardie Industries SE (CDI)*	26,169	136,293
Kerry Group plc, Class A	8,279	229,335
Shire plc	29,028	590,029

		2,432,740

Israel (0.3%)
Bank Hapoalim B.M.*	38,704	139,046
Bank Leumi Le-Israel B.M.*	49,294	175,117
Bezeq Israeli Telecommunication Corp., Ltd.	68,087	148,954
Cellcom Israel Ltd.	906	22,603
Elbit Systems Ltd.	444	22,519
Israel Chemicals Ltd.	18,609	194,062
Israel Corp. Ltd.*	56	34,670
Israel Discount Bank Ltd., Class A*	12,999	21,936
Makhteshim-Agan Industries Ltd.	6,407	21,350
Mizrahi Tefahot Bank Ltd.*	2,915	21,183
NICE Systems Ltd.*	1,644	40,830
Partner Communications Co., Ltd.	1,696	26,076
Teva Pharmaceutical Industries Ltd.	46,880	2,446,149

		3,314,495

Italy (1.5%)
A2A S.p.A.	78,065	105,834
Assicurazioni Generali S.p.A.	57,614	1,005,385
Atlantia S.p.A.	12,732	225,721
Autogrill S.p.A.*	8,560	102,492

	Number of Shares	Value (Note 1)

Banca Carige S.p.A.	36,766	$71,885
Banca Monte dei Paschi di Siena S.p.A.*	106,148	120,183
Banca Popolare di Milano S.c.a.r.l.	23,781	98,125
Banco Popolare S.c.a.r.l.	38,445	211,275
Beni Stabili S.p.A.*	9,330	7,074
Enel S.p.A.	330,267	1,397,195
ENI S.p.A.	131,861	2,420,590
Exor S.p.A.	4,044	68,133
Fiat S.p.A.	38,340	394,587
Finmeccanica S.p.A.	22,062	228,940
Intesa Sanpaolo S.p.A.	439,007	1,122,672
Luxottica Group S.p.A.	6,176	148,800
Mediaset S.p.A.	37,729	214,818
Mediobanca S.p.A.*	21,613	161,093
Mediolanum S.p.A.	17,155	67,132
Parmalat S.p.A.	78,366	182,048
Pirelli & C. S.p.A.	133,311	73,666
Prysmian S.p.A.	6,216	89,297
Saipem S.p.A.	172,447	5,240,807
Snam Rete Gas S.p.A.	69,146	274,888
Telecom Italia S.p.A.	486,707	536,442
Telecom Italia S.p.A. (RNC)	326,484	297,511
Terna Rete Elettrica Nazionale S.p.A.	70,609	254,292
UniCredit S.p.A.	771,246	1,711,937
Unione di Banche Italiane S.c.p.A.	33,577	288,906

		17,121,728

Japan (8.9%)
77 Bank Ltd.	23,459	125,766
ABC-Mart, Inc.	2,140	83,963
Acom Co., Ltd.	3,576	46,086
Advantest Corp.	7,298	152,819
Aeon Co., Ltd.	30,652	325,329
Aeon Credit Service Co., Ltd.	6,138	54,439
Aeon Mall Co., Ltd.	3,062	60,757
Air Water, Inc.	10,000	109,359
Aisin Seiki Co., Ltd.	9,138	246,882
Ajinomoto Co., Inc.	31,168	282,242
Alfresa Holdings Corp.	2,566	123,781
All Nippon Airways Co., Ltd.*	32,302	102,208
Amada Co., Ltd.	21,148	138,880
Aozora Bank Ltd.	52,918	68,761
Asahi Breweries Ltd.	18,487	312,498
Asahi Glass Co., Ltd.	49,752	464,206
Asahi Kasei Corp.	61,078	319,666
Asics Corp.	10,948	100,319
Astellas Pharma, Inc.	22,830	763,493
Bank of Kyoto Ltd.	20,082	164,913
Bank of Yokohama Ltd.	57,700	263,455
Benesse Holdings, Inc.	3,274	149,105
Bridgestone Corp.	31,664	501,976
Brother Industries Ltd.	13,715	142,794
Canon Marketing Japan, Inc.	4,962	69,920
Canon, Inc.	57,130	2,129,982
Casio Computer Co., Ltd.	15,527	93,017
Central Japan Railway Co.	75	617,655
Chiba Bank Ltd.	34,672	208,883
Chiyoda Corp.	11,000	79,801

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Chubu Electric Power Co., Inc.	33,354	$826,970
Chugai Pharmaceutical Co., Ltd.	10,047	177,422
Chugoku Bank Ltd.	11,511	135,681
Chugoku Electric Power Co., Inc.	16,162	333,472
Chuo Mitsui Trust Holdings, Inc.	39,871	140,408
Citizen Holdings Co., Ltd.	17,552	106,759
Coca-Cola West Co., Ltd.	4,448	73,548
Cosmo Oil Co., Ltd.	42,222	101,499
Credit Saison Co., Ltd.	9,416	97,399
Dai Nippon Printing Co., Ltd.	27,162	313,880
Daicel Chemical Industries Ltd.	14,955	100,865
Daido Steel Co., Ltd.	20,519	88,053
Daihatsu Motor Co., Ltd.	13,200	122,538
Dai-ichi Life Insurance Co., Ltd.	411	565,224
Daiichi Sankyo Co., Ltd.	33,487	598,869
Daikin Industries Ltd.	11,423	348,634
Dainippon Sumitomo Pharma Co., Ltd.	11,892	91,401
Daito Trust Construction Co., Ltd.	3,538	200,008
Daiwa House Industry Co., Ltd.	23,658	213,126
Daiwa Securities Group, Inc.	80,476	338,539
DeNA Co., Ltd.	3,600	94,939
Denki Kagaku Kogyo KK	31,718	147,946
Denso Corp.	24,412	674,942
Dentsu, Inc.	7,591	200,344
Dowa Holdings Co., Ltd.	14,392	69,316
East Japan Railway Co.	17,320	1,154,556
Eisai Co., Ltd.	12,254	405,386
Electric Power Development Co., Ltd.	4,503	143,048
Elpida Memory, Inc.*	8,239	127,291
FamilyMart Co., Ltd.	2,204	72,639
Fanuc Ltd.	9,744	1,093,180
Fast Retailing Co., Ltd.	2,516	379,747
Fuji Electric Holdings Co., Ltd.	21,288	60,880
Fuji Heavy Industries Ltd.*	25,480	136,026
Fuji Media Holdings, Inc.	39	56,045
Fujifilm Holdings Corp.	23,368	672,205
Fujitsu Ltd.	92,742	582,642
Fukuoka Financial Group, Inc.	46,983	194,863
Furukawa Electric Co., Ltd.	27,288	119,865
GS Yuasa Corp.	15,963	104,220
Gunma Bank Ltd.	26,274	138,984
Hachijuni Bank Ltd.	28,088	158,148
Hakuhodo DY Holdings, Inc.	1,746	87,656
Hankyu Hanshin Holdings, Inc.	60,448	265,985
Hino Motors Ltd.	18,830	92,609
Hirose Electric Co., Ltd.	1,866	170,370
Hiroshima Bank Ltd.	33,280	132,704
Hisamitsu Pharmaceutical Co., Inc.	3,667	145,502
Hitachi Chemical Co., Ltd.	6,488	120,450
Hitachi Construction Machinery Co., Ltd.	4,451	82,223
Hitachi High-Technologies Corp.	5,018	92,363
Hitachi Ltd.*	226,211	820,351
Hitachi Metals Ltd.	11,386	115,564

	Number of Shares	Value (Note 1)

Hokkaido Electric Power Co., Inc.	9,968	$214,583
Hokuhoku Financial Group, Inc.	80,952	148,444
Hokuriku Electric Power Co.	10,038	220,030
Honda Motor Co., Ltd.	85,504	2,483,166
HOYA Corp.	20,502	435,338
Ibiden Co., Ltd.	5,934	159,978
Idemitsu Kosan Co., Ltd.	1,490	111,911
IHI Corp.	82,834	132,282
INPEX Corp.	39	216,761
Isetan Mitsukoshi Holdings Ltd.	20,948	204,235
Isuzu Motors Ltd.	54,138	161,655
Ito En Ltd.	5,011	76,674
ITOCHU Corp.	75,032	585,017
ITOCHU Techno-Solutions Corp.	2,334	84,578
Iyo Bank Ltd.	15,578	144,689
J. Front Retailing Co., Ltd.	30,068	145,128
Jafco Co., Ltd.	2,416	53,048
Japan Petroleum Exploration Co.	2,110	86,088
Japan Prime Realty Investment Corp. (REIT)	44	92,463
Japan Real Estate Investment Corp. (REIT)	29	236,512
Japan Retail Fund Investment Corp. (REIT)	104	126,442
Japan Steel Works Ltd.	15,022	132,276
Japan Tobacco, Inc.	227	705,707
JFE Holdings, Inc.	24,076	743,270
JGC Corp.	9,326	141,380
Joyo Bank Ltd.	41,480	164,722
JS Group Corp.	11,523	220,000
JSR Corp.	7,818	131,085
JTEKT Corp.	12,282	113,256
Jupiter Telecommunications Co., Ltd.	101	96,256
JX Holdings, Inc.*	112,078	547,833
Kajima Corp.	55,739	125,773
Kamigumi Co., Ltd.	14,704	113,005
Kaneka Corp.	16,644	96,515
Kansai Electric Power Co., Inc.	38,623	942,993
Kansai Paint Co., Ltd.	12,452	106,565
Kao Corp.	26,967	633,934
Kawasaki Heavy Industries Ltd.	64,840	157,358
Kawasaki Kisen Kaisha Ltd.*	29,162	117,994
KDDI Corp.	146	693,514
Keihin Electric Express Railway Co., Ltd.	26,466	233,574
Keio Corp.	31,347	201,876
Keisei Electric Railway Co., Ltd.	19,955	111,153
Keyence Corp.	2,049	471,349
Kikkoman Corp.	9,823	102,950
Kinden Corp.	7,696	65,442
Kintetsu Corp.	86,980	265,194
Kirin Holdings Co., Ltd.	41,991	528,800
Kobe Steel Ltd.	116,095	221,687
Koito Manufacturing Co., Ltd.	5,000	73,424
Komatsu Ltd.	48,172	870,471
Konami Corp.	5,188	81,770
Konica Minolta Holdings, Inc.	22,936	220,719
Kubota Corp.	56,508	431,518

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Kuraray Co., Ltd.	15,992	$186,734
Kurita Water Industries Ltd.	6,914	188,849
Kyocera Corp.	8,204	662,503
Kyowa Hakko Kirin Co., Ltd.	16,267	154,512
Kyushu Electric Power Co., Inc.	18,288	410,106
Lawson, Inc.	3,080	134,612
Mabuchi Motor Co., Ltd.	1,552	71,056
Makita Corp.	4,946	131,942
Marubeni Corp.	81,668	418,336
Marui Group Co., Ltd.	14,986	100,969
Maruichi Steel Tube Ltd.	2,816	53,920
Matsui Securities Co., Ltd.	9,064	55,245
Mazda Motor Corp.	71,679	167,339
McDonald’s Holdings Co. Japan Ltd.	4,080	91,394
Medipal Holdings Corp.	9,922	118,023
MEIJI Holdings Co. Ltd.	4,434	181,173
Minebea Co., Ltd.	19,711	108,668
Mitsubishi Chemical Holdings Corp.	57,359	261,201
Mitsubishi Corp.	67,684	1,410,387
Mitsubishi Electric Corp.	97,371	758,414
Mitsubishi Estate Co., Ltd.	60,011	833,199
Mitsubishi Gas Chemical Co., Inc.	24,711	119,747
Mitsubishi Heavy Industries Ltd.	151,256	519,510
Mitsubishi Logistics Corp.	8,008	89,367
Mitsubishi Materials Corp.*	68,819	183,700
Mitsubishi Motors Corp.*	204,218	258,408
Mitsubishi Tanabe Pharma Corp.	9,890	150,619
Mitsubishi UFJ Financial Group, Inc.	651,116	2,951,613
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,740	125,906
Mitsui & Co., Ltd.	89,454	1,051,663
Mitsui Chemicals, Inc.	34,288	95,199
Mitsui Engineering & Shipbuilding Co., Ltd.	50,858	102,386
Mitsui Fudosan Co., Ltd.	42,427	593,145
Mitsui Mining & Smelting Co., Ltd.	41,162	109,017
Mitsui O.S.K. Lines Ltd.	56,575	373,361
Mitsumi Electric Co., Ltd.	4,800	81,676
Mizuho Financial Group, Inc.	699,637	1,148,328
Mizuho Securities Co., Ltd.	40,222	89,149
Mizuho Trust & Banking Co., Ltd.*	105,588	90,703
MS&AD Insurance Group Holdings, Inc.	27,198	580,598
Murata Manufacturing Co., Ltd.	10,671	508,237
Namco Bandai Holdings, Inc.	10,719	94,044
NEC Corp.	124,742	322,004
NGK Insulators Ltd.	12,267	190,704
NGK Spark Plug Co., Ltd.	8,948	110,901
NHK Spring Co., Ltd.	8,075	74,036
Nidec Corp.	5,446	456,124
Nikon Corp.	15,459	266,463
Nintendo Co., Ltd.	5,139	1,496,972
Nippon Building Fund, Inc. (REIT)	27	213,416

	Number of Shares	Value (Note 1)

Nippon Electric Glass Co., Ltd.	16,022	$182,333
Nippon Express Co., Ltd.	45,427	204,402
Nippon Meat Packers, Inc.	7,075	87,478
Nippon Paper Group, Inc.	5,930	164,152
Nippon Sheet Glass Co., Ltd.	37,414	91,098
Nippon Steel Corp.	257,567	853,686
Nippon Telegraph & Telephone Corp.	26,187	1,069,189
Nippon Yusen KK	71,442	259,442
Nishi-Nippon City Bank Ltd.	46,480	133,788
Nissan Chemical Industries Ltd.	8,696	97,254
Nissan Motor Co., Ltd.*	126,648	877,952
Nissha Printing Co., Ltd.	1,200	32,092
Nisshin Seifun Group, Inc.	12,138	137,325
Nisshin Steel Co., Ltd.	49,672	79,333
Nisshinbo Holdings, Inc.	9,134	87,728
Nissin Food Holdings Co., Ltd.	3,906	143,792
Nitori Co., Ltd.	1,575	135,563
Nitto Denko Corp.	7,911	258,109
NKSJ Holdings, Inc.*	69,619	412,841
NOK Corp.	7,264	115,305
Nomura Holdings, Inc.	174,208	953,690
Nomura Real Estate Holdings, Inc.	6,475	81,254
Nomura Real Estate Office Fund, Inc. (REIT)	20	99,476
Nomura Research Institute Ltd.	4,088	86,425
NSK Ltd.	24,970	173,685
NTN Corp.	31,214	127,685
NTT Data Corp.	58	213,958
NTT DoCoMo, Inc.	784	1,185,588
NTT Urban Development Corp.	86	67,960
Obayashi Corp.	40,666	160,484
Obic Co., Ltd.	508	97,529
Odakyu Electric Railway Co., Ltd.	36,103	309,048
OJI Paper Co., Ltd.	37,612	183,968
Olympus Corp.	10,452	247,395
Omron Corp.	11,344	245,333
Ono Pharmaceutical Co., Ltd.	5,175	210,196
Oracle Corp. Japan	2,640	129,712
Oriental Land Co., Ltd.	2,486	207,676
ORIX Corp.	5,241	380,668
Osaka Gas Co., Ltd.	92,868	335,368
Otsuka Corp.	1,239	78,874
Panasonic Corp.	101,086	1,262,244
Panasonic Electric Works Co., Ltd	17,526	171,488
Rakuten, Inc.	343	247,710
Resona Holdings, Inc.	27,402	333,323
Ricoh Co., Ltd.	33,480	425,508
Rinnai Corp.	2,084	106,838
Rohm Co., Ltd.	4,726	282,261
Sankyo Co., Ltd.	2,198	99,274
Santen Pharmaceutical Co., Ltd.	4,131	148,654
Sanyo Electric Co., Ltd.*	83,483	107,509
Sapporo Hokuyo Holdings, Inc.	22,340	98,586
Sapporo Holdings Ltd.	18,704	80,437
SBI Holdings, Inc.	754	93,470
Secom Co., Ltd.	10,327	458,538
Sega Sammy Holdings, Inc.	8,075	115,597

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Seiko Epson Corp.	8,522	$109,227
Sekisui Chemical Co., Ltd.	27,214	169,797
Sekisui House Ltd.	24,970	214,067
Senshu Ikeda Holdings, Inc.	44,300	64,104
Seven & I Holdings Co., Ltd.	39,112	897,396
Seven Bank Ltd.	44	79,671
Sharp Corp.	49,938	525,742
Shikoku Electric Power Co., Inc.	10,443	298,617
Shimadzu Corp.	17,140	128,528
Shimamura Co., Ltd.	846	76,207
Shimano, Inc.	4,136	177,170
Shimizu Corp.	38,910	133,050
Shin-Etsu Chemical Co., Ltd.	21,064	979,946
Shinko Electric Industries Co., Ltd.	4,906	63,621
Shinsei Bank Ltd.*	64,173	54,162
Shionogi & Co., Ltd.	14,207	293,920
Shiseido Co., Ltd.	17,022	374,413
Shizuoka Bank Ltd.	27,724	241,660
Showa Denko KK	62,382	112,815
Showa Shell Sekiyu KK	13,975	96,486
SMC Corp.	2,648	353,525
Softbank Corp.	39,772	1,051,237
Sojitz Corp.	81,542	127,706
Sony Corp.	51,664	1,375,201
Sony Financial Holdings, Inc.	37	123,721
Square Enix Holdings Co., Ltd.	4,624	85,012
Stanley Electric Co., Ltd.	8,684	143,735
Sumco Corp.*	4,852	80,794
Sumitomo Chemical Co., Ltd.	76,158	294,043
Sumitomo Corp.	56,328	561,028
Sumitomo Electric Industries Ltd.	37,060	433,787
Sumitomo Heavy Industries Ltd.	25,784	151,859
Sumitomo Metal Industries Ltd.	164,920	371,983
Sumitomo Metal Mining Co., Ltd.	24,784	310,970
Sumitomo Mitsui Financial Group, Inc.	67,468	1,904,668
Sumitomo Realty & Development Co., Ltd.	18,526	315,964
Sumitomo Rubber Industries Ltd.	11,736	103,352
Sumitomo Trust & Banking Co., Ltd.	69,092	351,473
Suruga Bank Ltd.	13,890	125,837
Suzuken Co., Ltd.	3,806	127,455
Suzuki Motor Corp.	16,936	332,498
Sysmex Corp.	2,200	124,933
T&D Holdings, Inc.	13,584	289,943
Taiheiyo Cement Corp.*	42,554	53,706
Taisei Corp.	67,183	133,736
Taisho Pharmaceutical Co., Ltd.	7,571	149,392
Taiyo Nippon Sanso Corp.	15,392	122,104
Takashimaya Co., Ltd.	11,955	95,116
Takeda Pharmaceutical Co., Ltd.	38,523	1,648,671
TDK Corp.	5,671	311,073
Teijin Ltd.	58,250	172,974
Terumo Corp.	8,250	394,807
THK Co., Ltd.	7,608	157,287
Tobu Railway Co., Ltd.	47,991	258,119

	Number of Shares	Value (Note 1)

Toho Co., Ltd.	6,046	$99,673
Toho Gas Co., Ltd.	24,592	131,176
Tohoku Electric Power Co., Inc.	20,859	447,878
Tokio Marine Holdings, Inc.	36,815	964,354
Tokuyama Corp.	15,452	67,819
Tokyo Electric Power Co., Inc.	62,558	1,702,988
Tokyo Electron Ltd.	8,536	460,975
Tokyo Gas Co., Ltd.	121,711	556,448
Tokyo Steel Manufacturing Co., Ltd.	7,376	85,383
Tokyo Tatemono Co., Ltd.	15,392	47,190
Tokyu Corp.	61,011	248,540
Tokyu Land Corp.	29,592	103,607
TonenGeneral Sekiyu KK	15,830	136,793
Toppan Printing Co., Ltd.	29,910	237,274
Toray Industries, Inc.	64,774	310,805
Toshiba Corp.*	204,683	1,016,909
Tosoh Corp.	35,095	90,597
TOTO Ltd.	18,267	121,670
Toyo Seikan Kaisha Ltd.	9,704	140,817
Toyo Suisan Kaisha Ltd.	3,756	89,386
Toyoda Gosei Co., Ltd.	4,242	105,126
Toyota Boshoku Corp.	4,692	68,485
Toyota Industries Corp.	10,418	264,395
Toyota Motor Corp.	142,236	4,891,406
Toyota Tsusho Corp.	13,214	189,225
Trend Micro, Inc.	4,482	120,833
Tsumura & Co.	3,004	92,068
Ube Industries Ltd.	63,123	149,583
Unicharm Corp.	1,898	213,741
UNY Co., Ltd.	12,511	95,004
Ushio, Inc.	6,064	93,622
USS Co., Ltd.	1,621	115,705
West Japan Railway Co.	81	296,087
Yahoo! Japan Corp.	682	271,051
Yakult Honsha Co., Ltd.	3,907	106,061
Yamada Denki Co., Ltd.	4,182	273,003
Yamaguchi Financial Group, Inc.	13,763	131,260
Yamaha Corp.	10,579	107,445
Yamaha Motor Co., Ltd.*	11,532	152,212
Yamato Holdings Co., Ltd.	18,736	247,941
Yamato Kogyo Co., Ltd.	3,154	78,483
Yamazaki Baking Co., Ltd.	8,571	115,731
Yaskawa Electric Corp.	13,140	97,329
Yokogawa Electric Corp.	14,903	91,823

		105,304,682

Luxembourg (1.0%)
ArcelorMittal S.A.	42,782	1,137,834
Millicom International Cellular S.A. (SDR)	4,057	327,412
SES S.A. (FDR)	16,489	342,497
Tenaris S.A.	23,548	408,675
Tenaris S.A. (ADR)	281,695	9,749,464

		11,965,882

Macau (0.0%)
Sands China Ltd.*	89,467	131,329
Wynn Macau Ltd.*	49,200	80,490

		211,819

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Mexico (0.0%)
Fresnillo plc	9,222	$133,232

Netherlands (2.8%)
Aegon N.V.*	75,939	406,809
Akzo Nobel N.V.	11,778	609,253
ASML Holding N.V.	22,095	606,761
Core Laboratories N.V.	25,700	3,793,577
Corio N.V. (REIT)	3,688	179,146
Delta Lloyd N.V.	1,458	24,383
European Aeronautic Defence and Space Co. N.V.*	19,944	406,962
Fugro N.V. (CVA)	4,292	196,246
Heineken Holding N.V.	5,973	217,911
Heineken N.V.	12,355	523,721
ING Groep N.V. (CVA)*	191,068	1,418,581
Koninklijke (Royal) KPN N.V.	84,863	1,083,603
Koninklijke Ahold N.V.	61,083	756,468
Koninklijke Boskalis Westminster N.V.	4,153	161,707
Koninklijke DSM N.V.	8,305	329,952
Koninklijke Philips Electronics N.V.	48,703	1,451,708
Koninklijke Vopak N.V.	4,206	154,355
QIAGEN N.V.*	12,456	241,292
Randstad Holding N.V.*	5,418	213,258
Reed Elsevier N.V.	38,116	420,483
Royal Dutch Shell plc, Class A	182,476	4,608,151
Royal Dutch Shell plc, Class B	139,434	3,375,882
SBM Offshore N.V.	10,472	149,446
TNT N.V.	18,623	469,379
Unilever N.V. (N.Y. Shares)	99,540	2,719,433
Unilever N.V. (CVA)	293,536	8,003,348
Wolters Kluwer N.V.	16,359	312,160

		32,833,975

New Zealand (0.0%)
Auckland International Airport Ltd.	69,968	89,433
Contact Energy Ltd.*	22,952	89,359
Fletcher Building Ltd.	30,818	165,014
Sky City Entertainment Group Ltd.	42,135	82,127
Telecom Corp. of New Zealand Ltd.	80,486	104,044

		529,977

Norway (0.2%)
Aker Solutions ASA	5,085	58,245
DnB NOR ASA	47,862	460,544
Norsk Hydro ASA	36,320	163,433
Orkla ASA	41,461	265,399
Renewable Energy Corp. ASA*	30,435	71,499
Statoil ASA	58,448	1,127,281
Telenor ASA	38,735	486,455
Yara International ASA	9,326	260,951

		2,893,807

Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)	149,603	112,144
Banco Espirito Santo S.A. (Registered)	20,203	79,613

	Number of Shares	Value (Note 1)

Brisa Auto-Estradas de Portugal S.A.	14,704	$88,980
Cimpor Cimentos de Portugal SGPS S.A.	12,700	70,576
EDP - Energias de Portugal S.A.	83,503	246,560
Galp Energia SGPS S.A., Class B	8,662	129,338
Jeronimo Martins SGPS S.A.	15,047	137,195
Portugal Telecom SGPS S.A. (Registered)	30,923	306,520

		1,170,926

Singapore (0.6%)
Ascendas Real Estate Investment Trust (REIT)	99,522	128,461
CapitaLand Ltd.	123,502	314,903
CapitaMall Trust (REIT)	138,267	179,952
CapitaMalls Asia Ltd.	76,421	113,758
City Developments Ltd.	26,280	207,122
ComfortDelgro Corp., Ltd.	127,550	132,112
Cosco Corp. (Singapore) Ltd.	31,056	32,592
DBS Group Holdings Ltd.	87,795	851,279
Fraser and Neave Ltd.	53,620	195,962
Genting Singapore plc*	246,261	203,948
Golden Agri-Resources Ltd.	272,537	102,004
Jardine Cycle & Carriage Ltd.	3,449	73,204
Keppel Corp., Ltd.	63,078	380,077
Keppel Land Ltd.	18,000	49,523
K-Green Trust*	12,615	9,466
Neptune Orient Lines Ltd.*	29,991	42,312
Olam International Ltd.	76,924	140,856
Oversea-Chinese Banking Corp., Ltd.	116,922	735,484
SembCorp Industries Ltd.	53,812	155,507
SembCorp Marine Ltd.	52,626	143,874
Singapore Airlines Ltd.	25,682	266,092
Singapore Exchange Ltd.	40,302	210,884
Singapore Press Holdings Ltd.	60,410	162,743
Singapore Technologies Engineering Ltd.	86,019	201,157
Singapore Telecommunications Ltd.	410,119	885,878
StarHub Ltd.	46,724	74,988
United Overseas Bank Ltd.	62,826	872,784
UOL Group Ltd.	30,532	82,335
Wilmar International Ltd.	61,455	251,476

		7,200,733

Spain (1.3%)
Abertis Infraestructuras S.A.	13,699	197,388
Acciona S.A.	1,704	129,413
Acerinox S.A.	2,322	35,997
ACS Actividades de Construccion y Servicios S.A.	6,782	248,031
Banco Bilbao Vizcaya Argentaria S.A.	180,963	1,866,902
Banco de Sabadell S.A.	54,754	247,170
Banco de Valencia S.A.	16,209	72,020
Banco Popular Espanol S.A.	40,797	208,038
Banco Santander S.A.	419,962	4,412,858
Bankinter S.A.	19,964	121,304
Criteria Caixacorp S.A.	44,767	183,228

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

EDP Renovaveis S.A.*	16,656	$97,742
Enagas S.A.	11,236	168,861
Ferrovial S.A.	19,312	124,763
Fomento de Construcciones y Contratas S.A.	3,128	66,811
Gamesa Corp. Tecnologica S.A.*	7,817	67,087
Gas Natural SDG S.A.	10,280	148,268
Gestevision Telecinco S.A.	4,797	42,565
Grifols S.A.	6,910	70,561
Iberdrola Renovables S.A.	36,369	113,619
Iberdrola S.A.	195,462	1,096,097
Iberia Lineas Aereas de Espana S.A.*	28,634	81,115
Inditex S.A.	11,074	628,065
Indra Sistemas S.A.	5,244	84,062
Mapfre S.A.*	40,835	110,829
Mapfre S.A.*†	1,317	3,575
Red Electrica Corporacion S.A.	5,833	208,509
Repsol YPF S.A.	35,830	723,903
Telefonica S.A.	212,108	3,916,893
Zardoya Otis S.A.*	9,325	120,146
Zardoya Otis S.A.*†	466	6,004

		15,601,824

Sweden (1.1%)
Alfa Laval AB	18,097	233,754
Assa Abloy AB, Class B	14,840	295,986
Atlas Copco AB, Class A	33,088	484,397
Atlas Copco AB, Class B	20,898	276,789
Boliden AB	10,016	110,931
Electrolux AB, Class B	11,262	257,078
Getinge AB, Class B	12,034	232,874
Hennes & Mauritz AB, Class B	52,532	1,444,501
Holmen AB, Class B	4,060	96,323
Husqvarna AB, Class B	26,125	157,228
Investor AB, Class B	22,076	357,298
Kinnevik Investment AB, Class B	11,809	189,210
Modern Times Group AB, Class B	1,678	91,526
Nordea Bank AB	165,662	1,366,341
Ratos AB, Class B	6,564	164,698
Sandvik AB	50,528	615,053
Scania AB, Class B	18,767	286,091
Securitas AB, Class B	19,598	176,900
Skandinaviska Enskilda Banken AB, Class A	74,964	397,620
Skanska AB, Class B	19,425	280,406
SKF AB, Class B	18,799	336,747
SSAB AB, Class A	7,630	102,266
SSAB AB, Class B	6,516	77,672
Svenska Cellulosa AB, Class B	27,399	322,286
Svenska Handelsbanken AB, Class A	24,505	600,188
Swedbank AB, Class A*	31,947	294,143
Swedish Match AB	9,995	217,744
Tele2 AB, Class B	18,295	273,525
Telefonaktiebolaget LM Ericsson, Class B	155,627	1,732,719
TeliaSonera AB	111,886	719,239
Volvo AB, Class B*	54,299	597,115

		12,788,648

	Number of Shares	Value (Note 1)

Switzerland (9.4%)
ABB Ltd. (Registered)*	243,150	$4,225,227
ABB Ltd. (ADR)*	147,692	2,552,118
Actelion Ltd. (Registered)*	5,431	202,530
Adecco S.A. (Registered)	5,992	282,719
Aryzta AG	5,084	195,090
Baloise Holding AG (Registered)	2,719	189,181
Cie Financiere Richemont S.A., Class A	26,919	936,528
Credit Suisse Group AG (Registered)	56,651	2,129,157
Foster Wheeler AG*	188,355	3,966,756
GAM Holding Ltd.*	13,300	144,988
Geberit AG (Registered)	2,097	325,188
Givaudan S.A. (Registered)	372	314,431
Holcim Ltd. (Registered)	12,629	845,349
Julius Baer Group Ltd.	11,032	314,090
Kuehne + Nagel International AG (Registered)	2,876	294,587
Lindt & Spruengli AG	61	132,458
Lindt & Spruengli AG (Registered)	7	171,522
Logitech International S.A. (Registered)*	11,545	156,802
Lonza Group AG (Registered)	2,799	186,327
Nestle S.A. (Registered)	325,827	15,721,144
Nestle S.A. (Registered) (ADR)	155,035	7,478,888
Nobel Biocare Holding AG (Registered)	7,762	132,663
Noble Corp.*	658,184	20,344,467
Novartis AG (Registered)	133,644	6,483,931
Novartis AG (ADR)	54,051	2,611,744
Pargesa Holding S.A.	1,853	121,406
Roche Holding AG	36,248	4,977,706
Schindler Holding AG	4,153	347,898
SGS S.A. (Registered)	272	366,214
Sika AG	76	134,319
Sonova Holding AG	2,255	276,531
STMicroelectronics N.V.	36,284	287,438
Straumann Holding AG (Registered)	540	116,834
Swatch Group AG	1,534	429,309
Swatch Group AG (Registered)	2,900	148,299
Swiss Life Holding AG (Registered)*	1,787	171,037
Swiss Reinsurance Co., Ltd.	17,732	729,427
Swisscom AG (Registered)	1,172	397,056
Syngenta AG (Registered)	4,913	1,134,507
Syngenta AG (ADR)	58,884	2,699,831
Transocean Ltd.*	309,977	14,361,234
UBS AG (Registered)*	187,509	2,485,537
Weatherford International Ltd.*	683,856	8,985,868
Xstrata plc	102,337	1,340,753
Zurich Financial Services AG	7,701	1,690,454

		111,539,543

United Kingdom (10.0%)
3i Group plc	50,206	197,871
Admiral Group plc	9,632	201,390
Aggreko plc	10,709	223,564
AMEC plc	17,167	209,275

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Anglo American plc*	68,093	$2,367,160
Antofagasta plc	20,401	236,807
ARM Holdings plc	54,309	224,698
Associated British Foods plc	18,370	264,037
AstraZeneca plc	74,992	3,523,663
Autonomy Corp. plc*	11,130	300,379
Aviva plc	143,128	665,241
BAE Systems plc	506,914	2,354,967
Balfour Beatty plc	36,478	129,619
Barclays plc	589,374	2,336,586
BG Group plc	174,357	2,581,024
BHP Billiton plc	114,178	2,954,567
BP plc	957,777	4,599,936
British Airways plc*	39,771	115,417
British American Tobacco plc	295,009	9,341,400
British American Tobacco plc (ADR)	68,962	4,365,295
British Land Co. plc (REIT)	45,701	292,141
British Sky Broadcasting Group plc	58,677	612,009
BT Group plc, Class A	401,076	765,912
Bunzl plc	16,969	169,220
Burberry Group plc	22,437	253,009
Cable & Wireless Worldwide plc	133,096	170,503
Cairn Energy plc*	66,110	404,474
Capita Group plc	32,236	353,680
Capital Shopping Centres Group plc (REIT)	25,547	117,851
Carnival plc	8,575	274,847
Centrica plc	265,450	1,168,940
Cobham plc	59,222	186,667
Compass Group plc	95,946	727,942
Diageo plc	464,653	7,280,676
Diageo plc (ADR)	69,538	4,362,814
Eurasian Natural Resources Corp.	13,129	166,998
Firstgroup plc	25,618	138,601
G4S plc	65,370	259,024
GlaxoSmithKline plc	268,375	4,548,198
Hammerson plc (REIT)	36,342	183,601
Home Retail Group plc	45,397	143,572
HSBC Holdings plc	889,840	8,118,039
ICAP plc	26,868	161,052
Imperial Tobacco Group plc	52,586	1,466,218
Inmarsat plc	22,555	238,975
Intercontinental Hotels Group plc	13,304	207,212
International Power plc	78,760	348,939
Invensys plc	41,729	149,054
Investec plc	25,930	174,398
ITV plc*	132,030	98,286
J Sainsbury plc	61,206	291,238
Johnson Matthey plc	11,106	245,900
Kazakhmys plc	11,072	162,449
Kingfisher plc	122,168	379,132
Land Securities Group plc (REIT)	39,112	320,821
Legal & General Group plc	303,260	352,849
Lloyds Banking Group plc*	2,005,421	1,591,154
London Stock Exchange Group plc	8,345	69,101
Lonmin plc*	7,934	165,600

	Number of Shares	Value (Note 1)

Man Group plc	88,536	$292,892
Marks & Spencer Group plc	81,711	402,715
National Grid plc	171,472	1,263,144
Next plc	10,209	302,107
Old Mutual plc	272,825	417,327
Pearson plc	41,951	548,974
Petrofac Ltd.	10,644	187,161
Prudential plc	131,002	981,874
Randgold Resources Ltd.	4,661	443,159
Reckitt Benckiser Group plc	31,339	1,449,636
Reed Elsevier plc	62,739	463,159
Resolution Ltd.	128,468	120,848
Rexam plc	45,364	203,568
Rio Tinto plc	273,500	11,968,308
Rio Tinto plc (ADR)	94,928	4,138,861
Rolls-Royce Group plc*	95,922	798,793
Rolls-Royce Group plc, Class C*†	12,981,150	19,395
Royal Bank of Scotland Group plc*	874,665	526,797
RSA Insurance Group plc	176,528	313,336
SABMiller plc	48,511	1,346,901
Sage Group plc	67,945	232,501
Schroders plc	6,287	113,145
Scottish & Southern Energy plc	47,756	791,685
Segro plc (REIT)	32,272	121,558
Serco Group plc	25,382	221,102
Severn Trent plc	12,240	223,327
Smith & Nephew plc	45,817	431,373
Smiths Group plc	20,171	319,246
Standard Chartered plc	104,675	2,541,082
Standard Life plc	115,691	296,914
Tesco plc	410,782	2,312,898
Thomas Cook Group plc	44,403	117,098
Tomkins plc	46,973	157,805
TUI Travel plc	28,920	89,714
Tullow Oil plc	45,772	681,806
Unilever plc	66,397	1,769,561
United Utilities Group plc	35,269	274,835
Vedanta Resources plc	7,056	222,032
Vodafone Group plc	2,788,772	5,778,952
Whitbread plc	9,060	189,420
WM Morrison Supermarkets plc	108,900	429,323
Wolseley plc*	14,687	287,138
WPP plc	64,849	609,826

		118,715,288

United States (2.7%)
Bunge Ltd.	73,568	3,618,810
Cooper Industries plc	214,838	9,452,872
Schlumberger Ltd.	329,444	18,231,431
Synthes, Inc.	2,895	332,890

		31,636,003

Total Common Stocks (67.2%) (Cost $767,457,984)		794,132,486

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.0%)
iShares FTSE/Xinhua China 25 Index Fund	84,210	3,295,137
iShares MSCI Australia Index Fund	115,615	2,194,373

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

iShares MSCI Austria Investable Market Index Fund	145,037	$2,214,715
iShares MSCI Belgium Investable Market Index Fund	190,897	2,071,232
iShares MSCI BRIC Index Fund	68,916	2,824,178
iShares MSCI Canada Index Fund	72,858	1,808,336
iShares MSCI EAFE Index Fund	719,766	33,476,317
iShares MSCI Emerging Markets Index Fund	138,832	5,181,210
iShares MSCI France Index Fund	165,167	3,230,667
iShares MSCI Germany Index Fund	428,810	8,023,035
iShares MSCI Hong Kong Index Fund	146,877	2,169,373
iShares MSCI Italy Index Fund	237,848	3,282,302
iShares MSCI Japan Index Fund	1,084,680	9,979,056
iShares MSCI Malaysia Index Fund	12,062	137,989
iShares MSCI Mexico Investable Market Index Fund	16,448	787,695
iShares MSCI Netherlands Investable Market Index Fund	122,893	2,102,699
iShares MSCI Pacific ex-Japan Index Fund	115,592	4,131,258
iShares MSCI Singapore Index Fund	128,726	1,446,880
iShares MSCI South Korea Index Fund	7,100	317,441
iShares MSCI Spain Index Fund	44,821	1,426,652
iShares MSCI Sweden Index Fund	86,303	1,970,298
iShares MSCI Switzerland Index Fund	15,100	301,849
iShares MSCI Thailand Index Fund	2,718	125,218
iShares MSCI Turkey Index Fund	9,784	517,867
iShares S&P Europe 350 Index Fund	516,966	16,206,884
iShares S&P Latin America 40 Index Fund	22,147	917,329
SPDR DJ EURO Stoxx 50 Fund	175,064	5,351,707
SPDR S&P Emerging Asia Pacific ETF	29,579	2,076,742
SPDR S&P Emerging Europe ETF	12,067	454,805

Total Investment Companies (10.0%) (Cost $118,444,201)		118,023,244

	Number of Rights	Value (Note 1)

RIGHTS:
Norway (0.0%)
Norsk Hydro ASA, expiring 7/9/10* (Cost $—)	11,053	$5,702

	Number of Warrants	Value (Note 1)
WARRANTS:
Hong Kong (0.0%)
Henderson Land Development Co., Ltd., expiring 6/1/11*	15,393	2,609

Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 7/23/12*	28,904	2,066

Total Warrants (0.0%) (Cost $—)		4,675

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (0.0%)
BlackRock Liquidity Funds TempFund 0.16%‡	$549,973	549,973

Time Deposit (0.7%)
JPMorgan Chase Nassau 0.000%, 7/1/10	7,982,714	7,982,714

Total Short-Term Investments (0.7%) (Amortized Cost $8,532,687)		8,532,687

Total Investments (77.9%) (Cost/Amortized Cost $894,434,872)		920,698,794
Other Assets Less Liabilities (22.1%)		261,727,216

Net Assets (100%)		$1,182,426,010

*	Non-income producing.
†	Securities (totaling $28,974 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
PPS	— Price Protected Share
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$292,850,540	$292,300,567	$549,973	$13,011	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
Dow Jones EURO Stoxx 50 Index	3,259	September-10	$108,590,272	$102,341,686	$(6,248,586)
E-Mini MSCI EAFE Index	183	September-10	12,106,576	12,034,080	(72,496)
FTSE 100 Index	842	September-10	65,530,810	61,398,262	(4,132,548)
SPI 200 Index	271	September-10	26,104,891	24,305,573	(1,799,318)
TOPIX Index	647	September-10	62,753,703	61,359,441	(1,394,262)

					$(13,647,210)

At June 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/17/10	Deutsche Bank AG	1,000	$833,937	$855,340	$(21,403)
British Pound vs. U.S. Dollar, expiring 9/17/10	Credit Suisse First Boston	2,000	2,988,200	2,956,400	31,800
European Union Euro vs. U.S. Dollar, expiring 9/17/10	Deutsche Bank AG	5,800	7,095,256	7,145,368	(50,112)
Japanese Yen vs. U.S. Dollar, expiring 9/17/10	Credit Suisse First Boston	270,000	3,057,839	2,957,025	100,814

					$61,099

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$46,393,612	$—	$46,393,612
Consumer Staples	22,545,240	71,959,716	—	94,504,956
Energy	126,804,580	36,754,082	—	163,558,662
Financials	12,394,408	109,620,633	3,575	122,018,616
Health Care	2,611,744	42,193,371	—	44,805,115
Industrials	56,075,592	58,518,676	25,399	114,619,667
Information Technology	—	23,202,231	—	23,202,231
Materials	59,613,789	73,650,161	—	133,263,950
Telecommunication Services	—	25,376,353	—	25,376,353
Utilities	—	26,389,324	—	26,389,324
Forward Currency Contracts	—	132,614	—	132,614
Investment Companies
Exchange Traded Funds (ETFs)	118,023,244	—	—	118,023,244
Rights
Materials	—	5,702	—	5,702
Short-Term Investments	—	8,532,687	—	8,532,687
Warrants
Consumer Staples	—	2,066	—	2,066
Financials	—	2,609	—	2,609

Total Assets	$398,068,597	$522,733,837	$28,974	$920,831,408

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Forward Currency Contracts	$—	$(71,515)	$—	$(71,515)
Futures	(13,647,210)	—	—	(13,647,210)

Total Liabilities	$(13,647,210)	$(71,515)	$—	$(13,718,725)

Total	$384,421,387	$522,662,322	$28,974	$907,112,683

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments in Securities-Industrials
Balance as of 12/31/09	$—	$37,561
Total gains or losses (realized/unrealized) included in earnings	16,442	5,034
Purchases, sales, issuances, and settlements (net)	(12,867)	(17,196)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 06/30/10	$3,575	$25,399
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$309	$5,398

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	132,614
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$132,614

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(71,515)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(13,647,210	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(13,718,725)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	1,736,286	—	1,736,286
Credit contracts	—	—	—	—	—
Equity contracts	—	(6,824,706)	—	—	(6,824,706)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(6,824,706)	$1,736,286	$—	$(5,088,420)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	697,057	—	697,057
Credit contracts	—	—	—	—	—
Equity contracts	—	(14,085,359)	—	—	(14,085,359)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(14,085,359)	$697,057	$—	$(13,388,302)

This Portfolio held forward foreign currency contracts with an average settlement value of approximately $56,082,000 and futures contracts with an average notional balance of approximately $63,204,000 during the six months ended June 30, 2010.

^ This Portfolio held forward foreign currency and futures contracts to gain a economic hedge against changes in the values of securities held in the Portfolio, that does not qualify for hedge accounting under ASC 815 and also to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$106,223,227
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$314,851,418

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68,414,912
Aggregate gross unrealized depreciation	(95,435,113)

Net unrealized depreciation	$(27,020,201)

Federal income tax cost of investments	$947,718,995

The Portfolio has a net capital loss carryforward of $309,015,954 of which $9,429,837 expires in the year 2016 and $299,586,117 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $549,973)	$549,973
Unaffiliated Issuers (Cost $893,884,899)	920,148,821
Foreign cash (Cost $240,370,949)	240,821,111
Cash held as collateral at broker	21,492,000
Dividends, interest and other receivables	3,174,954
Receivable from Separate Accounts for Trust shares sold	222,920
Unrealized appreciation of forward foreign currency contracts	132,614
Receivable from investment sub-advisor	11,222
Receivable for securities sold	1,519

Total assets	1,186,555,134

LIABILITIES
Overdraft payable	473,618
Variation margin payable on futures contracts	1,288,424
Payable to Separate Accounts for Trust shares redeemed	1,138,626
Investment management fees payable	767,046
Payable for securities purchased	649,420
Distribution fees payable - Class IB	170,756
Administrative fees payable	162,014
Unrealized depreciation of forward foreign currency contracts	71,515
Accrued expenses	407,705

Total liabilities	5,129,124

NET ASSETS	$1,181,426,010

Net assets were comprised of:
Paid in capital	$1,578,611,257
Accumulated undistributed net investment income (loss)	10,949,650
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(421,254,580)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	13,119,683

Net assets	$1,181,426,010

Class IA
Net asset value, offering and redemption price per share, $382,044,675 / 50,017,524 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.64

Class IB
Net asset value, offering and redemption price per share, $799,381,335 / 104,696,329 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.64

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,584,649 foreign withholding tax) ($13,011 of dividend income received from affiliates)	$18,390,243
Interest	12,903

Total income	18,403,146

EXPENSES
Investment management fees	3,875,649
Distribution fees - Class IB	1,127,013
Administrative fees	1,038,337
Recoupment fees	331,179
Custodian fees	122,484
Printing and mailing expenses	76,382
Professional fees	15,665
Trustees’ fees	15,496
Miscellaneous	23,864

Gross expenses	6,626,069
Less: Reimbursement from sub-advisor	(11,222)
Fees paid indirectly	(9,731)

Net expenses	6,605,116

NET INVESTMENT INCOME (LOSS)	11,798,030

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(50,020,114)
Foreign currency transactions	(2,721,322)
Futures	(6,824,706)

Net realized gain (loss)	(59,566,142)

Change in unrealized appreciation (depreciation) on:
Securities	(138,816,759)
Foreign currency translations	1,116,892
Futures	(14,085,359)

Net change in unrealized appreciation (depreciation)	(151,785,226)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(211,351,368)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(199,553,338)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,798,030	$32,216,653
Net realized gain (loss) on investments, futures and foreign currency transactions	(59,566,142)	(579,566,583)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(151,785,226)	1,103,772,909

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(199,553,338)	556,422,979

DIVIDENDS:
Dividends from net investment income
Class IA	—	(11,466,718)
Class IB	—	(24,363,207)

TOTAL DIVIDENDS	—	(35,829,925)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [6,853,937 and 19,478,311 shares, respectively]	54,062,528	129,125,057
Capital shares issued in reinvestment of dividends [0 and 1,309,144 shares, respectively]	—	11,466,718
Capital shares repurchased [(1,987,265) and (159,588,981) shares, respectively]	(16,668,003)	(1,290,719,894)

Total Class IA transactions	37,394,525	(1,150,128,119)

Class IB
Capital shares sold [7,448,511 and 20,308,212 shares, respectively]	64,882,236	154,087,217
Capital shares issued in reinvestment of dividends [0 and 2,778,786 shares, respectively]	—	24,363,207
Capital shares repurchased [(8,088,928) and (15,025,143) shares, respectively]	(69,050,602)	(112,612,999)

Total Class IB transactions	(4,168,366)	65,837,425

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	33,226,159	(1,084,290,694)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(166,327,179)	(563,697,640)
NET ASSETS:
Beginning of period	1,347,753,189	1,911,450,829

End of period (a)	$1,181,426,010	$1,347,753,189

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,949,650	$(848,380)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009	2008	2007	2006	2005
Net asset value, beginning of period	$8.95	$6.80	$12.76	$13.89	$12.47	$10.80

Income (loss) from investment operations:
Net investment income (loss)	0.09 (e)	0.15 (e)	0.22 (e)	0.23	0.15 (e)	0.15 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1.40)	2.26	(5.84)	1.79	2.26	1.73

Total from investment operations	(1.31)	2.41	(5.62)	2.02	2.41	1.88

Less distributions:
Dividends from net investment income	—	(0.26)	(0.16)	(0.10)	(0.19)	(0.20)
Distributions from net realized gains	—	—	(0.16)	(3.05)	(0.80)	(0.01)
Return of capital	—	—	(0.02)	—	—	—

Total dividends and distributions	—	(0.26)	(0.34)	(3.15)	(0.99)	(0.21)

Net asset value, end of period	$7.64	$8.95	$6.80	$12.76	$13.89	$12.47

Total return (b)	(14.64)%	35.55%	(44.67)%	15.54%	19.57%	17.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$382,045	$404,122	$1,250,082	$723,648	$430,037	$119,304
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.85%	0.85%	0.85%	0.88%	0.95%	0.95%
After waivers, reimbursements and fees paid indirectly (a)	0.85%	0.84%	0.83%	0.79%	0.95%	0.93%
Before waivers, reimbursements and fees paid indirectly (a)	0.85%	0.85%	0.87%	0.90%	1.01%	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.03%	2.11%	2.22%	1.57%	1.08%	1.32%
After waivers, reimbursements and fees paid indirectly (a)	2.03%	2.12%	2.24%	1.66%	1.08%	1.34%
Before waivers, reimbursements and fees paid indirectly (a)	2.03%	2.11%	2.20%	1.55%	1.02%	1.27%
Portfolio turnover rate	9%	17%	8%	95%	25%	24%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009	2008		2007		2006		2005
Net asset value, beginning of period	$8.96	$6.80	$12.77		$13.90		$12.48		$10.81

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.13 (e)	0.22	(e)	0.22		0.14	(e)	0.12 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1.39)	2.27	(5.87)		1.76		2.24		1.73

Total from investment operations	(1.32)	2.40	(5.65)		1.98		2.38		1.85

Less distributions:
Dividends from net investment income	—	(0.24)	(0.14)		(0.06)		(0.16)		(0.17)
Distributions from net realized gains	—	—	(0.16)		(3.05)		(0.80)		(0.01)
Return of capital	—	—	(0.02)		—		—		—

Total dividends and distributions	—	(0.24)	(0.32)		(3.11)		(0.96)		(0.18)

Net asset value, end of period	$7.64	$8.96	$6.80		$12.77		$13.90		$12.48

Total return (b)	(14.73)%	35.34%	(44.86)%		15.20%		19.25%		17.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$799,381	$943,631	$661,369		$1,193,151		$1,117,308		$828,324
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.10%	1.10%	1.10%		1.13	%(c)	1.20%		1.20%
After waivers, reimbursements and fees paid indirectly (a)	1.10%	1.10%	1.09%		1.04%		1.20%		1.18%
Before waivers, reimbursements and fees paid indirectly (a)	1.10%	1.10%	1.12	%(c)	1.15	%(c)	1.26	%(c)	1.25%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.73%	1.63%	2.12%		1.49%		1.03%		1.07%
After waivers, reimbursements and fees paid indirectly (a)	1.74%	1.64%	2.13%		1.60%		1.04%		1.09%
Before waivers, reimbursements and fees paid indirectly (a)	1.73%	1.63%	2.10%		1.47%		0.98%		1.02%
Portfolio turnover rate	9%	17%	8%		95%		25%		24%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Consumer Staples	17.6%
Financials	15.6
Health Care	14.2
Information Technology	14.2
Consumer Discretionary	10.1
Materials	9.8
Energy	6.2
Telecommunication Services	5.1
Industrials	4.8
Utilities	0.5
Cash and Other	1.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$908.60	$4.73
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	908.80	5.92
Hypothetical (5% average return before expenses)	1,000.00	1,018.60	6.26

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.00% And 1.25%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (0.8%)
Iluka Resources Ltd.*	1,478,410	$5,726,565

Brazil (4.3%)
Banco Santander Brasil S.A. (ADR)	694,070	7,169,743
Cia de Bebidas das Americas (Preference) (ADR)	114,900	11,606,049
Fleury S.A.*	241,600	2,666,300
Petroleo Brasileiro S.A. (ADR)	293,320	10,066,743

		31,508,835

Canada (0.9%)
Suncor Energy, Inc.	230,310	6,778,087

China (2.6%)
China Construction Bank Corp., Class H	7,471,000	6,012,286
China Unicom Hong Kong Ltd.	9,890,000	13,221,886

		19,234,172

Czech Republic (0.5%)
CEZ A/S	94,330	3,873,780

Denmark (1.2%)
Novo Nordisk A/S, Class B	111,470	8,991,803

Finland (0.4%)
Nokia Oyj	380,230	3,104,685

France (9.5%)
Air Liquide S.A.	75,070	7,540,184
Cie Generale d’Optique Essilor International S.A.	119,200	7,097,213
Danone S.A.	287,558	15,356,162
LVMH Moet Hennessy Louis Vuitton S.A.	166,770	18,165,866
Pernod-Ricard S.A.	47,100	3,643,507
Publicis Groupe S.A.	139,350	5,539,385
Schneider Electric S.A.	125,121	12,664,104

		70,006,421

Germany (9.9%)
Bayer AG	247,016	13,782,275
Beiersdorf AG	151,320	8,318,252
Deutsche Boerse AG	137,220	8,337,053
Fresenius Medical Care AG & Co. KGaA	106,610	5,767,567
Henkel AG & Co. KGaA (Preference)	122,560	5,962,283
Linde AG	88,640	9,307,434
Merck KGaA	90,950	6,625,890
SAP AG	167,510	7,440,425
Symrise AG	350,417	7,239,328

		72,780,507

Greece (0.5%)
Coca Cola Hellenic Bottling Co. S.A.	171,804	3,665,616

	Number of Shares	Value (Note 1)

Hong Kong (3.4%)
Dairy Farm International Holdings Ltd.	828,900	$5,755,794
Esprit Holdings Ltd.	1,591,214	8,581,125
Li & Fung Ltd.	2,386,000	10,680,990

		25,017,909

India (0.8%)
Infosys Technologies Ltd. (ADR)	94,550	5,664,491

Indonesia (1.2%)
PT Bank Rakyat Indonesia	8,823,000	8,911,588

Ireland (1.8%)
Accenture plc, Class A	346,220	13,381,403

Israel (2.1%)
NICE Systems Ltd. (ADR)*	156,140	3,980,008
Teva Pharmaceutical Industries Ltd. (ADR)	217,240	11,294,308

		15,274,316

Italy (1.3%)
Saipem S.p.A.	311,250	9,459,145

Japan (12.2%)
HOYA Corp.	293,600	6,234,278
INPEX Corp.	1,745	9,698,664
Keyence Corp.	15,600	3,588,603
Konica Minolta Holdings, Inc.	1,109,500	10,677,026
Lawson, Inc.	104,200	4,554,073
Nomura Holdings, Inc.	1,461,300	7,999,789
Santen Pharmaceutical Co., Ltd.	202,600	7,290,552
Shimano, Inc.	165,400	7,085,096
Shin-Etsu Chemical Co., Ltd.	272,200	12,663,368
Tokyo Electron Ltd.	88,300	4,768,517
Unicharm Corp.	75,900	8,547,372
Yahoo! Japan Corp.	15,576	6,190,452

		89,297,790

Mexico (0.5%)
Grupo Televisa S.A. (ADR)	220,310	3,835,597

Netherlands (2.2%)
Akzo Nobel N.V.	216,510	11,199,652
Heineken N.V.	124,400	5,273,237

		16,472,889

Peru (1.1%)
Credicorp Ltd.	89,420	8,127,384

Philippines (1.1%)
Philippine Long Distance Telephone Co.	152,020	7,797,405

Russia (1.3%)
Gazprom OAO (ADR)	528,510	9,940,449

South Africa (1.2%)
MTN Group Ltd.	654,540	8,580,690

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

South Korea (2.2%)
Amorepacific Corp.	6,334	$5,383,798
Samsung Electronics Co., Ltd.	16,707	10,490,121

		15,873,919

Spain (2.0%)
Inditex S.A.	133,340	7,562,421
Telefonica S.A.	372,510	6,878,956

		14,441,377

Switzerland (10.5%)
Cie Financiere Richemont S.A., Class A	174,322	6,064,765
Credit Suisse Group AG (Registered)	261,510	9,828,529
Julius Baer Group Ltd.	246,130	7,007,523
Nestle S.A. (Registered)	426,880	20,596,948
Roche Holding AG	101,470	13,934,227
Sonova Holding AG	99,342	12,182,304
Swatch Group AG	26,858	7,516,551

		77,130,847

Taiwan (3.9%)
Acer, Inc.	4,700,160	10,900,136
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,797,038	17,539,091

		28,439,227

United Kingdom (14.8%)
Aberdeen Asset Management plc	2,739,320	5,243,653
BHP Billiton plc	702,630	18,181,849
Capita Group plc	282,718	3,101,861
Diageo plc	656,600	10,288,305
Hays plc	2,476,650	3,360,230
HSBC Holdings plc	1,305,409	11,909,285
ICAP plc	855,650	5,128,948
Intertek Group plc	432,160	9,242,828
Michael Page International plc	1,230,740	6,793,400
Reckitt Benckiser Group plc	244,170	11,294,474
SSL International plc	349,870	4,186,985
Standard Chartered plc	470,771	11,428,398
Tesco plc	1,525,820	8,591,092

		108,751,308

	Number of Shares	Value (Note 1)

United States (1.4%)
Synthes, Inc.	91,130	$10,478,861

Total Common Stocks (95.6%) (Cost $635,215,336)		702,547,066

	Number of Warrants	Value (Note 1)
WARRANT:
Luxembourg (2.5%)
Deutsche Bank AG/London, expiring 1/24/17*§ (Cost $19,020,349)	449,271	18,285,869

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (1.8%)
Citigroup Funding, Inc. 0.02%, 7/1/10 (p)	$12,789,000	12,788,995

Time Deposit (0.0%)
JPMorgan Chase Nassau 0.000%, 7/1/10	112,159	112,159

Total Short-Term Investments (1.8%) (Cost/Amortized Cost $12,901,159)		12,901,154

Total Investments (99.9%) (Cost/Amortized Cost $667,136,844)		733,734,089
Other Assets Less Liabilities (0.1%)		763,020

Net Assets (100%)		$734,497,109

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2010, the market value of these securities amounted to $18,285,869 or 2.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(p)	Yield to maturity.

Glossary:

ADR—American	Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$3,835,597	$71,196,199	$—	$75,031,796
Consumer Staples	11,606,049	117,230,913	—	128,836,962
Energy	16,844,830	29,098,258	—	45,943,088
Financials	15,297,127	81,807,052	—	97,104,179
Health Care	13,960,608	90,337,677	—	104,298,285
Industrials	—	35,162,423	—	35,162,423
Information Technology	40,564,993	63,394,243	—	103,959,236
Materials	—	71,858,380	—	71,858,380
Telecommunication Services	—	36,478,937	—	36,478,937
Utilities	—	3,873,780	—	3,873,780
Short-Term Investments	—	12,901,154	—	12,901,154
Warrants
Financials	—	18,285,869	—	18,285,869

Total Assets	$102,109,204	$631,624,885	$—	$733,734,089

Total Liabilities	$—	$—	$—	$—

Total	$102,109,204	$631,624,885	$—	$733,734,089

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	100,431	—	100,431
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$100,431	$—	$100,431

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$—	$—	$—

This Portfolio held forward foreign currency contracts with an average settlement value of approximately $3,107,000 during the six months ended June 30, 2010.

^ This Portfolio held forward foreign currency contracts to gain a economic hedge against changes in the values of securities held in the Portfolio, that does not qualify for hedge accounting under ASC 815 and also to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$271,193,210
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$210,876,421

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$75,626,963
Aggregate gross unrealized depreciation	(31,650,042)

Net unrealized appreciation	$43,976,921

Federal income tax cost of investments	$689,757,168

The Portfolio has a net capital loss carryforward of $60,527,546 of which $26,353 expires in the year 2010, $33,548,990 expires in the year 2016, and $26,952,203 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $667,136,844)	$733,734,089
Foreign cash (Cost $112,338)	112,338
Dividends, interest and other receivables	2,090,129
Receivable for securities sold	111,897
Receivable from Separate Accounts for Trust shares sold	94,940
Other assets	7,558

Total assets	736,150,951

LIABILITIES
Overdraft payable	111,897
Payable to Separate Accounts for Trust shares redeemed	550,292
Investment management fees payable	521,318
Payable for securities purchased	201,324
Distribution fees payable - Class IB	78,114
Administrative fees payable	65,147
Trustees’ fees payable	676
Accrued expenses	125,074

Total liabilities	1,653,842

NET ASSETS	$734,497,109

Net assets were comprised of:
Paid in capital	$723,807,743
Accumulated undistributed net investment income (loss)	7,146,225
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(63,061,586)
Unrealized appreciation (depreciation) on investments and foreign currency translations	66,604,727

Net assets	$734,497,109

Class IA
Net asset value, offering and redemption price per share, $361,347,736 / 69,832,996 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.17

Class IB
Net asset value, offering and redemption price per share, $373,149,373 / 72,078,707 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.18

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,313,851 foreign withholding tax)	$11,154,549
Interest	28

Total income	11,154,577

EXPENSES
Investment management fees	3,207,380
Distribution fees - Class IB	489,708
Administrative fees	401,529
Custodian fees	68,928
Printing and mailing expenses	44,120
Professional fees	17,295
Trustees’ fees	8,893
Miscellaneous	15,958

Total expenses	4,253,811

NET INVESTMENT INCOME (LOSS)	6,900,766

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	20,387,923
Foreign currency transactions	(29,775)

Net realized gain (loss)	20,358,148

Change in unrealized appreciation (depreciation) on:
Securities	(100,055,513)
Foreign currency translations	(31,840)

Net change in unrealized appreciation (depreciation)	(100,087,353)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(79,729,205)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(72,828,439)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,900,766	$8,441,176
Net realized gain (loss) on investments and foreign currency transactions	20,358,148	(30,789,147)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(100,087,353)	259,943,462

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(72,828,439)	237,595,491

DIVIDENDS:
Dividends from net investment income
Class IA	—	(4,545,622)
Class IB	—	(3,749,962)

TOTAL DIVIDENDS	—	(8,295,584)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [6,848,585 and 62,600,811 shares, respectively]	36,293,651	226,638,972
Capital shares issued in reinvestment of dividends [0 and 818,635 shares, respectively]	—	4,545,622
Capital shares repurchased [(2,547,358) and (3,182,124) shares, respectively]	(13,825,019)	(15,562,167)

Total Class IA transactions	22,468,632	215,622,427

Class IB
Capital shares sold [13,229,152 and 24,916,094 shares, respectively]	74,211,259	119,049,022
Capital shares issued in reinvestment of dividends [0 and 674,350 shares, respectively]	—	3,749,962
Capital shares repurchased [(9,234,230) and (15,390,436) shares, respectively]	(50,373,865)	(71,722,582)

Total Class IB transactions	23,837,394	51,076,402

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	46,306,026	266,698,829

TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,522,413)	495,998,736
NET ASSETS:
Beginning of period	761,019,522	265,020,786

End of period (a)	$734,497,109	$761,019,522

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$7,146,225	$245,459

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	September 26, 2008* to December 31, 2008
Net asset value, beginning of period	$5.69	$4.19	$5.43

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.09 (e)	—	#(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.57)	1.48	(1.18)

Total from investment operations	(0.52)	1.57	(1.18)

Less distributions:
Dividends from net investment income	—	(0.07)	(0.06)

Net asset value, end of period	$5.17	$5.69	$4.19

Total return (b)	(9.14)%	37.52%	(21.75)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$361,348	$372,913	$22,175
Ratio of expenses to average net assets (a)	1.00%	1.07%	1.12	%(c)
Ratio of net investment income to average net assets (a)	1.93%	1.74%	0.02%
Portfolio turnover rate	29%	57%	71%

Class IB	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
		2009		2008	2007	2006	2005
Net asset value, beginning of period	$5.70	$4.20		$7.24	$6.50	$5.21	$4.68

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.06	(e)	0.06 (e)	0.04 (e)	0.06 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.57)	1.50		(2.93)	1.00	1.28	0.56

Total from investment operations	(0.52)	1.56		(2.87)	1.04	1.34	0.60

Less distributions:
Dividends from net investment income	—	(0.06)		(0.06)	(0.04)	(0.05)	(0.07)
Distributions from net realized gains	—	—		(0.11)	(0.26)	—	—

Total dividends and distributions	—	(0.06)		(0.17)	(0.30)	(0.05)	(0.07)

Net asset value, end of period	$5.18	$5.70		$4.20	$7.24	$6.50	$5.21

Total return (b)	(9.12)%	37.08%		(40.19)%	16.14%	25.65%	12.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$373,149	$388,106		$242,846	$361,284	$164,899	$73,080
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.25%	1.32	%(c)	1.37%	1.37%	1.42%	1.14%
Before fees paid indirectly (a)	1.25%	1.32	%(c)	1.37%	1.37%	1.42%	1.31%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	1.73%	1.33%		1.05%	0.61%	1.01%	0.79%
Before fees paid indirectly (a)	1.73%	1.33%		1.05%	0.61%	1.01%	0.62%
Portfolio turnover rate	29%	57%		71%	57%	79%	131%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Financials	27.9%
Health Care	14.3
Energy	11.9
Consumer Discretionary	10.4
Industrials	8.4
Information Technology	8.3
Consumer Staples	7.9
Utilities	4.2
Telecommunication Services	3.3
Materials	3.1
Cash and Other	0.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$921.70	$3.53
Hypothetical (5% average return before expenses)	1,000.00	1,021.12	3.71
Class IB
Actual	1,000.00	920.70	4.71
Hypothetical (5% average return before expenses)	1,000.00	1,019.89	4.96

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.74% and 0.99% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.4%)
Auto Components (1.1%)
Johnson Controls, Inc.	135,140	$3,631,212

Hotels, Restaurants & Leisure (0.9%)
Carnival Corp.	43,500	1,315,440
International Game Technology	53,290	836,653
Royal Caribbean Cruises Ltd.*	35,485	807,993

		2,960,086

Household Durables (0.4%)
Lennar Corp., Class A	78,780	1,095,830
Toll Brothers, Inc.*	17,600	287,936

		1,383,766

Media (6.4%)
DIRECTV, Class A*	43,500	1,475,520
Gannett Co., Inc.	143,100	1,926,126
Time Warner Cable, Inc.	84,207	4,385,501
Time Warner, Inc.	200,275	5,789,950
Walt Disney Co.	262,710	8,275,365

		21,852,462

Multiline Retail (0.4%)
Kohl’s Corp.*	27,800	1,320,500

Specialty Retail (0.7%)
Staples, Inc.	130,100	2,478,405

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	50,100	1,831,155

Total Consumer Discretionary		35,457,586

Consumer Staples (7.9%)
Beverages (0.7%)
Coca-Cola Co.	51,750	2,593,710

Food & Staples Retailing (2.4%)
CVS Caremark Corp.	237,431	6,961,477
Kroger Co.	56,586	1,114,178

		8,075,655

Food Products (0.8%)
General Mills, Inc.	41,770	1,483,670
J.M. Smucker Co.	22,900	1,379,038

		2,862,708

Household Products (3.5%)
Procter & Gamble Co.	198,160	11,885,637

Tobacco (0.5%)
Philip Morris International, Inc.	38,700	1,774,008

Total Consumer Staples		27,191,718

Energy (11.9%)
Energy Equipment & Services (1.2%)
Cameron International Corp.*	20,700	673,164
Halliburton Co.	96,079	2,358,739
Noble Corp.*	36,600	1,131,306

		4,163,209

Oil, Gas & Consumable Fuels (10.7%)
Anadarko Petroleum Corp.	31,665	1,142,790

	Number of Shares	Value (Note 1)

Apache Corp.	47,755	$4,020,494
Chevron Corp.	119,900	8,136,414
ConocoPhillips	132,100	6,484,789
Devon Energy Corp.	43,600	2,656,112
EOG Resources, Inc.	21,100	2,075,607
Occidental Petroleum Corp.	88,235	6,807,330
Peabody Energy Corp.	33,800	1,322,594
Williams Cos., Inc.	216,705	3,961,367

		36,607,497

Total Energy		40,770,706

Financials (27.9%)
Capital Markets (4.9%)
Goldman Sachs Group, Inc.	62,175	8,161,712
Morgan Stanley	231,370	5,370,098
State Street Corp.	93,770	3,171,301

		16,703,111

Commercial Banks (7.7%)
BB&T Corp.	162,409	4,272,981
Fifth Third Bancorp	132,600	1,629,654
North American Financial Holdings, Inc., Class A *†§(b)	110,140	2,147,730
U.S. Bancorp	123,290	2,755,531
Wells Fargo & Co.	558,735	14,303,616
Zions Bancorp.	51,400	1,108,698

		26,218,210

Consumer Finance (1.1%)
Capital One Financial Corp.	96,430	3,886,129

Diversified Financial Services (6.2%)
Bank of America Corp.	1,100,432	15,813,208
Citigroup, Inc.*	1,429,726	5,375,770

		21,188,978

Insurance (6.7%)
ACE Ltd.	82,060	4,224,449
Aflac, Inc.	76,303	3,255,849
Berkshire Hathaway, Inc., Class B*	45,800	3,649,802
MetLife, Inc.	147,600	5,573,376
Prudential Financial, Inc.	79,238	4,251,911
RenaissanceReinsurance Holdings Ltd.	36,915	2,077,207

		23,032,594

Real Estate Investment Trusts (REITs) (0.9%)
Camden Property Trust (REIT)	7,700	314,545
Lexington Realty Trust (REIT)	209,200	1,257,292
Mack-Cali Realty Corp. (REIT)	13,500	401,355
ProLogis (REIT)	118,600	1,201,418

		3,174,610

Thrifts & Mortgage Finance (0.4%)
New York Community Bancorp, Inc.	94,300	1,439,961

Total Financials		95,643,593

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care (14.3%)
Biotechnology (1.8%)
Biogen Idec, Inc.*	67,500	$3,202,875
Celgene Corp.*	54,560	2,772,739

		5,975,614

Health Care Equipment & Supplies (0.6%)
Covidien plc	54,260	2,180,167

Health Care Providers & Services (2.8%)
Aetna, Inc.	71,780	1,893,556
McKesson Corp.	14,880	999,341
UnitedHealth Group, Inc.	136,700	3,882,280
WellPoint, Inc.*	60,355	2,953,170

		9,728,347

Life Sciences Tools & Services (0.4%)
Thermo Fisher Scientific, Inc.*	26,800	1,314,540

Pharmaceuticals (8.7%)
Abbott Laboratories, Inc.	127,175	5,949,246
Johnson & Johnson	41,700	2,462,802
Merck & Co., Inc.	402,880	14,088,714
Pfizer, Inc.	514,395	7,335,273

		29,836,035

Total Health Care		49,034,703

Industrials (8.4%)
Aerospace & Defense (1.5%)
Honeywell International, Inc.	44,875	1,751,471
United Technologies Corp.	48,657	3,158,326

		4,909,797

Industrial Conglomerates (1.4%)
General Electric Co.	129,380	1,865,660
Tyco International Ltd.	85,910	3,026,609

		4,892,269

Machinery (3.2%)
Deere & Co.	57,200	3,184,896
Eaton Corp.	28,840	1,887,290
Joy Global, Inc.	26,470	1,325,882
Navistar International Corp.*	46,800	2,302,560
Parker Hannifin Corp.	39,720	2,202,871

		10,903,499

Road & Rail (2.1%)
Norfolk Southern Corp.	86,995	4,615,085
Union Pacific Corp.	37,880	2,633,039

		7,248,124

Trading Companies & Distributors (0.2%)
GATX Corp.	24,500	653,660

Total Industrials		28,607,349

Information Technology (8.3%)
Communications Equipment (1.0%)
Cisco Systems, Inc.*	158,785	3,383,708

Computers & Peripherals (1.5%)
Hewlett-Packard Co.	114,680	4,963,351

	Number of Shares	Value (Note 1)

Electronic Equipment, Instruments & Components (0.8%)
Corning, Inc.	167,471	$2,704,657

IT Services (0.6%)
International Business Machines Corp.	17,000	2,099,160

Semiconductors & Semiconductor Equipment (1.4%)
Broadcom Corp., Class A	20,800	685,776
Intersil Corp., Class A	142,000	1,719,620
Marvell Technology Group Ltd.*	110,200	1,736,752
Novellus Systems, Inc.*	30,300	768,408

		4,910,556

Software (3.0%)
Microsoft Corp.	372,335	8,567,428
Symantec Corp.*	124,600	1,729,448

		10,296,876

Total Information Technology		28,358,308

Materials (3.1%)
Chemicals (2.0%)
Dow Chemical Co.	90,150	2,138,358
E.I. du Pont de Nemours & Co.	140,000	4,842,600

		6,980,958

Metals & Mining (1.1%)
Freeport-McMoRan Copper & Gold, Inc.	63,024	3,726,609

Total Materials		10,707,567

Telecommunication Services (3.3%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	91,700	2,218,223
Verizon Communications, Inc.	209,750	5,877,195

		8,095,418

Wireless Telecommunication Services (0.9%)
Sprint Nextel Corp.*	733,000	3,107,920

Total Telecommunication Services		11,203,338

Utilities (4.2%)
Electric Utilities (2.8%)
Edison International	88,395	2,803,890
NextEra Energy, Inc.	75,000	3,657,000
NV Energy, Inc.	246,715	2,913,704

		9,374,594

Multi-Utilities (0.7%)
SCANA Corp.	67,900	2,428,104

Water Utilities (0.7%)
American Water Works Co., Inc.	117,100	2,412,260

Total Utilities		14,214,958

Total Common Stocks (99.7%) (Cost $338,955,009)		341,189,826

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (0.2%)
Federal Home Loan Bank 0.00%, 7/1/10 (o)(p) (Amortized Cost $719,000)	$719,000	$719,000

Total Investments (99.9%) (Cost $339,674,009)		341,908,826
Other Assets Less Liabilities (0.1%)		330,453

Net Assets (100%)		$342,239,279

*	Non-income producing.
†	Securities (totaling $2,147,730 or 0.6% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2010, the market value of these securities amounted to $2,147,730 or 0.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2010.
(p)	Yield to maturity.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$35,457,586	$—	$—	$35,457,586
Consumer Staples	27,191,718	—	—	27,191,718
Energy	40,770,706	—	—	40,770,706
Financials	93,495,863	—	2,147,730	95,643,593
Health Care	49,034,703	—	—	49,034,703
Industrials	28,607,349	—	—	28,607,349
Information Technology	28,358,308	—	—	28,358,308
Materials	10,707,567	—	—	10,707,567
Telecommunication Services	11,203,338	—	—	11,203,338
Utilities	14,214,958	—	—	14,214,958
Short-Term Investments	—	719,000	—	719,000

Total Assets	$339,042,096	$719,000	$2,147,730	$341,908,826

Total Liabilities	$—	$—	$—	$—

Total	$339,042,096	$719,000	$2,147,730	$341,908,826

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$1,826,000
Total gains or losses (realized/unrealized) included in earnings	(55,070)
Purchases, sales, issuances, and settlements (net)	376,800
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$2,147,730
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$(55,070)

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$165,801,037
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$158,002,096

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,305,219
Aggregate gross unrealized depreciation	(21,121,879)

Net unrealized depreciation	$(8,816,660)

Federal income tax cost of investments	$350,725,486

For the six months ended June 30, 2010, the Portfolio incurred approximately $11,232 as brokerage commissions with Keefe, Bruyette & Woods, Inc., and $903 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $179,333,433 of which $80,429,321 expires in the year 2016, and $98,904,112 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $339,674,009)	$341,908,826
Cash	244
Receivable for securities sold	830,351
Dividends, interest and other receivables	432,863
Receivable from Separate Accounts for Trust shares sold	66,868
Other assets	4,935

Total assets	343,244,087

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	603,937
Investment management fees payable	179,361
Distribution fees payable - Class IB	72,805
Administrative fees payable	33,017
Trustees’ fees payable	1,253
Accrued expenses	114,435

Total liabilities	1,004,808

NET ASSETS	$342,239,279

Net assets were comprised of:
Paid in capital	$515,921,747
Accumulated undistributed net investment income (loss)	2,904,802
Accumulated undistributed net realized gain (loss) on investments	(178,822,087)
Unrealized appreciation (depreciation) on investments	2,234,817

Net assets	$342,239,279

Class IA
Net asset value, offering and redemption price per share, $21,480,059 / 2,645,547 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.12

Class IB
Net asset value, offering and redemption price per share, $320,759,220 / 39,444,742 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.13

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$4,633,604
Interest	1,268

Total income	4,634,872

EXPENSES
Investment management fees	1,125,195
Distribution fees - Class IB	440,661
Administrative fees	207,039
Printing and mailing expenses	22,079
Professional fees	11,875
Custodian fees	10,909
Trustees’ fees	4,415
Miscellaneous	3,171

Total expenses	1,825,344

NET INVESTMENT INCOME (LOSS)	2,809,528

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	11,750,891
Net change in unrealized appreciation (depreciation) on securities	(44,461,799)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(32,710,908)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(29,901,380)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,809,528	$4,794,129
Net realized gain (loss) on investments	11,750,891	(71,622,296)
Net change in unrealized appreciation (depreciation) on investments	(44,461,799)	155,911,512

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(29,901,380)	89,083,345

DIVIDENDS:
Dividends from net investment income
Class IA	—	(326,794)
Class IB	—	(4,353,884)

TOTAL DIVIDENDS	—	(4,680,678)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [375,870 and 490,960 shares, respectively]	3,421,831	3,682,683
Capital shares issued in reinvestment of dividends [0 and 37,696 shares, respectively]	—	326,794
Capital shares repurchased [(187,594) and (311,560) shares, respectively]	(1,653,783)	(2,303,850)

Total Class IA transactions	1,768,048	1,705,627

Class IB
Capital shares sold [3,615,538 and 5,110,777 shares, respectively]	32,775,799	39,750,186
Capital shares issued in reinvestment of dividends [0 and 500,755 shares, respectively]	—	4,353,884
Capital shares repurchased [(3,576,071) and (7,902,950) shares, respectively]	(32,004,435)	(58,086,541)

Total Class IB transactions	771,364	(13,982,471)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,539,412	(12,276,844)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,361,968)	72,125,823
NET ASSETS:
Beginning of period	369,601,247	297,475,424

End of period (a)	$342,239,279	$369,601,247

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,904,802	$95,274

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009	2008		2007	2006	2005
Net asset value, beginning of period	$8.81	$6.75	$11.63		$14.16	$12.59	$12.30

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.13 (e)	0.20	(e)	0.23 (e)	0.24 (e)	0.20 (e)
Net realized and unrealized gain (loss) on investments	(0.77)	2.06	(4.78)		(0.39)	2.36	0.32

Total from investment operations	(0.69)	2.19	(4.58)		(0.16)	2.60	0.52

Less distributions:
Dividends from net investment income	—	(0.13)	(0.20)		(0.24)	(0.25)	(0.23)
Distributions from net realized gains	—	—	(0.10)		(2.13)	(0.78)	—

Total dividends and distributions	—	(0.13)	(0.30)		(2.37)	(1.03)	(0.23)

Net asset value, end of period	$8.12	$8.81	$6.75		$11.63	$14.16	$12.59

Total return (b)	(7.83)%	32.53%	(39.56	)%(aa)	(0.93)%	20.65%	4.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,480	$21,638	$15,128		$1,890	$1,791	$399
Ratio of expenses to average net assets:
After waivers (a)	0.74%	0.75%	0.71%		0.70%	0.70%	0.67%
After waivers and fees paid indirectly (a)	0.74%	0.75%	0.71%		0.70%	0.70%	0.67%
Before waivers and fees paid indirectly (a)	0.74%	0.76%	0.76%		0.74%	0.73%	0.67%
Ratio of net investment income to average net assets:
After waivers (a)	1.76%	1.73%	2.31%		1.62%	1.75%	1.58%
After waivers and fees paid indirectly (a)	1.76%	1.73%	2.31%		1.62%	1.75%	1.58%
Before waivers and fees paid indirectly (a)	1.76%	1.72%	2.26%		1.58%	1.72%	1.58%
Portfolio turnover rate	43%	83%	100%		79%	78%	67%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009	2008		2007	2006		2005
Net asset value, beginning of period	$8.83	$6.77	$11.66		$14.19	$12.61		$12.32

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.11 (e)	0.17	(e)	0.20 (e)	0.21	(e)	0.16 (e)
Net realized and unrealized gain (loss) on investments	(0.77)	2.06	(4.78)		(0.39)	2.37		0.33

Total from investment operations	(0.70)	2.17	(4.61)		(0.19)	2.58		0.49

Less distributions:
Dividends from net investment income	—	(0.11)	(0.18)		(0.21)	(0.22)		(0.20)
Distributions from net realized gains	—	—	(0.10)		(2.13)	(0.78)		—

Total dividends and distributions	—	(0.11)	(0.28)		(2.34)	(1.00)		(0.20)

Net asset value, end of period	$8.13	$8.83	$6.77		$11.66	$14.19		$12.61

Total return (b)	(7.93)%	32.10%	(39.70	)%(bb)	(1.18)%	20.40%		3.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$320,759	$347,963	$282,348		$559,519	$645,905		$602,237
Ratio of expenses to average net assets:
After waivers (a)	0.99%	1.00%	0.96%		0.95%	0.95%		0.92%
After waivers and fees paid indirectly (a)	0.99%	1.00%	0.96%		0.95%	0.95%		0.92%
Before waivers and fees paid indirectly (a)	0.99%	1.01%	1.01%		0.99%	0.98	%(c)	0.92%
Ratio of net investment income to average net assets:
After waivers (a)	1.48%	1.53%	1.84%		1.37%	1.53%		1.33%
After waivers and fees paid indirectly (a)	1.48%	1.53%	1.84%		1.37%	1.53%		1.33%
Before waivers and fees paid indirectly (a)	1.48%	1.52%	1.78%		1.33%	1.51%		1.33%
Portfolio turnover rate	43%	83%	100%		79%	78%		67%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(aa)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (39.65)%.
(bb)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (39.78)%.

See Notes to Financial Statements.

EQ/LARGE CAP CORE PLUS PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Information Technology	12.2%
Financials	11.4
Health Care	10.1
Exchange Traded Funds	9.6
Energy	8.4
Consumer Staples	8.2
Consumer Discretionary	7.3
Industrials	6.7
Materials	2.8
Telecommunication Services	2.2
Utilities	1.5
Cash and Other	19.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$933.10	$3.45
Hypothetical (5% average return before expenses)	1,000.00	1,021.22	3.61
Class IB
Actual	1,000.00	931.70	4.65
Hypothetical (5% average return before expenses)	1,000.00	1,019.98	4.86

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.72% and 0.97%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.3%)
Auto Components (0.9%)
Goodyear Tire & Rubber Co.*	5,059	$50,286
Johnson Controls, Inc.	188,727	5,071,095

		5,121,381

Automobiles (0.2%)
Ford Motor Co.*	79,661	802,983
Harley-Davidson, Inc.	5,241	116,507

		919,490

Distributors (0.0%)
Genuine Parts Co.	4,014	158,352

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	3,153	133,908
DeVry, Inc.	1,324	69,496
H&R Block, Inc.	7,436	116,671

		320,075

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	10,082	304,880
Darden Restaurants, Inc.	3,068	119,192
International Game Technology	6,623	103,981
Marriott International, Inc., Class A	5,915	177,095
McDonald’s Corp.	25,273	1,664,733
Starbucks Corp.	17,395	422,699
Starwood Hotels & Resorts Worldwide, Inc.	4,429	183,493
Wyndham Worldwide Corp.	4,544	91,516
Wynn Resorts Ltd.	1,548	118,066
Yum! Brands, Inc.	10,956	427,722

		3,613,377

Household Durables (0.2%)
D.R. Horton, Inc.	5,980	58,783
Fortune Brands, Inc.	3,807	149,158
Harman International Industries, Inc.*	1,808	54,041
Leggett & Platt, Inc.	3,933	78,896
Lennar Corp., Class A	3,457	48,087
Newell Rubbermaid, Inc.	5,985	87,621
Pulte Group, Inc.*	8,100	67,068
Stanley Black & Decker, Inc.	3,693	186,570
Whirlpool Corp.	1,741	152,895

		883,119

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	8,040	878,450
Expedia, Inc.	4,655	87,421
priceline.com, Inc.*	1,086	191,723

		1,157,594

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.*	5,068	21,995
Hasbro, Inc.	2,827	116,190
Mattel, Inc.	8,476	179,352

		317,537

Media (2.4%)
CBS Corp., Class B	15,426	199,458

	Number of Shares	Value (Note 1)

Comcast Corp., Class A	66,678	$1,158,197
DIRECTV, Class A*	21,390	725,549
Discovery Communications, Inc., Class A*	6,900	246,399
Gannett Co., Inc.	6,051	81,446
Interpublic Group of Cos., Inc.*	12,436	88,669
McGraw-Hill Cos., Inc.	7,291	205,169
Meredith Corp.	1,108	34,492
New York Times Co., Class A*	3,022	26,140
News Corp., Class A	53,644	641,582
Omnicom Group, Inc.	7,028	241,060
Scripps Networks Interactive, Inc., Class A	2,352	94,880
Time Warner Cable, Inc.	8,477	441,482
Time Warner, Inc.	26,705	772,042
Viacom, Inc., Class B	218,375	6,850,424
Walt Disney Co.	45,925	1,446,637
Washington Post Co., Class B	143	58,699

		13,312,325

Multiline Retail (0.3%)
Big Lots, Inc.*	1,777	57,024
Family Dollar Stores, Inc.	3,051	114,992
J.C. Penney Co., Inc.	5,223	112,190
Kohl’s Corp.*	7,138	339,055
Macy’s, Inc.	9,603	171,894
Nordstrom, Inc.	3,724	119,875
Sears Holdings Corp.*	1,244	80,425
Target Corp.	17,334	852,313

		1,847,768

Specialty Retail (2.0%)
Abercrombie & Fitch Co., Class A	1,837	56,378
AutoNation, Inc.*	2,498	48,711
AutoZone, Inc.*	689	133,129
Bed Bath & Beyond, Inc.*	6,163	228,524
Best Buy Co., Inc.	7,871	266,512
CarMax, Inc.*	5,248	104,435
GameStop Corp., Class A*	3,257	61,199
Gap, Inc.	10,566	205,614
Home Depot, Inc.	39,550	1,110,168
Limited Brands, Inc.	5,960	131,537
Lowe’s Cos., Inc.	372,393	7,604,265
Office Depot, Inc.*	7,871	31,799
O’Reilly Automotive, Inc.*	3,172	150,860
RadioShack Corp.	2,519	49,146
Ross Stores, Inc.	2,700	143,883
Staples, Inc.	16,719	318,497
Tiffany & Co.	3,187	120,819
TJX Cos., Inc.	9,624	403,727
Urban Outfitters, Inc.*	3,300	113,487

		11,282,690

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	7,278	266,011
NIKE, Inc., Class B	9,240	624,162
Polo Ralph Lauren Corp.	1,484	108,273
VF Corp.	2,191	155,955

		1,154,401

Total Consumer Discretionary		40,088,109

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (8.2%)
Beverages (4.6%)
Brown-Forman Corp., Class B	2,558	$146,394
Coca-Cola Co.	186,507	9,347,731
Coca-Cola Enterprises, Inc.	7,819	202,199
Constellation Brands, Inc., Class A*	5,163	80,646
Dr. Pepper Snapple Group, Inc.	5,783	216,226
Molson Coors Brewing Co., Class B	54,955	2,327,894
PepsiCo, Inc.	214,770	13,090,232

		25,411,322

Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	10,294	564,420
CVS Caremark Corp.	32,031	939,149
Kroger Co.	14,754	290,506
Safeway, Inc.	8,680	170,649
SUPERVALU, Inc.	4,449	48,227
Sysco Corp.	13,825	394,980
Walgreen Co.	23,029	614,874
Wal-Mart Stores, Inc.	48,895	2,350,383
Whole Foods Market, Inc.*	4,202	151,356

		5,524,544

Food Products (0.8%)
Archer-Daniels-Midland Co.	15,058	388,798
Campbell Soup Co.	4,405	157,831
ConAgra Foods, Inc.	10,276	239,636
Dean Foods Co.*	4,774	48,074
General Mills, Inc.	15,461	549,175
H.J. Heinz Co.	7,329	316,759
Hershey Co.	3,904	187,119
Hormel Foods Corp.	1,631	66,023
J.M. Smucker Co.	2,972	178,974
Kellogg Co.	5,938	298,681
Kraft Foods, Inc., Class A	40,819	1,142,932
McCormick & Co., Inc. (Non-Voting)	3,392	128,760
Mead Johnson Nutrition Co.	4,814	241,278
Sara Lee Corp.	15,594	219,875
Tyson Foods, Inc., Class A	7,573	124,122

		4,288,037

Household Products (1.1%)
Clorox Co.	3,151	195,866
Colgate-Palmolive Co.	11,469	903,299
Kimberly-Clark Corp.	9,583	581,017
Procter & Gamble Co.	67,783	4,065,624

		5,745,806

Personal Products (0.1%)
Avon Products, Inc.	9,710	257,315
Estee Lauder Cos., Inc., Class A	2,898	161,506

		418,821

Tobacco (0.6%)
Altria Group, Inc.	48,846	978,874
Lorillard, Inc.	3,494	251,498
Philip Morris International, Inc.	43,587	1,998,028
Reynolds American, Inc.	3,979	207,386

		3,435,786

Total Consumer Staples		44,824,316

	Number of Shares	Value (Note 1)

Energy (8.4%)
Energy Equipment & Services (0.7%)
Baker Hughes, Inc.	10,071	$418,652
Cameron International Corp.*	6,048	196,681
Diamond Offshore Drilling, Inc.	1,622	100,872
FMC Technologies, Inc.*	3,038	159,981
Halliburton Co.	21,640	531,262
Helmerich & Payne, Inc.	2,437	88,999
Nabors Industries Ltd.*	6,307	111,129
National Oilwell Varco, Inc.	9,837	325,310
Rowan Cos., Inc.*	2,344	51,427
Schlumberger Ltd.	28,075	1,553,671
Smith International, Inc.	5,988	225,448

		3,763,432

Oil, Gas & Consumable Fuels (7.7%)
Anadarko Petroleum Corp.	11,779	425,104
Apache Corp.	8,018	675,035
Cabot Oil & Gas Corp.	2,677	83,844
Chesapeake Energy Corp.	14,965	313,517
Chevron Corp.	47,184	3,201,906
ConocoPhillips	218,386	10,720,569
Consol Energy, Inc.	5,253	177,341
Denbury Resources, Inc.*	9,804	143,531
Devon Energy Corp.	10,477	638,259
El Paso Corp.	17,248	191,625
EOG Resources, Inc.	5,910	581,367
Exxon Mobil Corp.	120,498	6,876,814
Hess Corp.	6,813	342,966
Marathon Oil Corp.	259,550	8,069,409
Massey Energy Co.	2,206	60,334
Murphy Oil Corp.	4,507	223,322
Noble Energy, Inc.	4,075	245,845
Occidental Petroleum Corp.	96,021	7,408,020
Peabody Energy Corp.	6,163	241,158
Pioneer Natural Resources Co.	2,805	166,757
Range Resources Corp.	3,731	149,800
Southwestern Energy Co.*	7,951	307,227
Spectra Energy Corp.	15,252	306,108
Sunoco, Inc.	2,813	97,808
Tesoro Corp.	2,711	31,637
Valero Energy Corp.	12,893	231,816
Williams Cos., Inc.	14,290	261,221

		42,172,340

Total Energy		45,935,772

Financials (11.4%)
Capital Markets (1.0%)
Ameriprise Financial, Inc.	6,188	223,572
Bank of New York Mellon Corp.	28,359	700,184
Charles Schwab Corp.	22,388	317,462
E*TRADE Financial Corp.*	4,040	47,753
Federated Investors, Inc., Class B	2,020	41,834
Franklin Resources, Inc.	3,600	310,284
Goldman Sachs Group, Inc.	12,116	1,590,467
Invesco Ltd.	10,543	177,439
Janus Capital Group, Inc.	4,964	44,080
Legg Mason, Inc.	4,042	113,297
Morgan Stanley	32,515	754,673
Northern Trust Corp.	5,918	276,371
State Street Corp.	11,664	394,477

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

T. Rowe Price Group, Inc.	6,255	$277,659

		5,269,552

Commercial Banks (3.9%)
BB&T Corp.	110,218	2,899,836
Comerica, Inc.	4,095	150,819
Fifth Third Bancorp	19,254	236,632
First Horizon National Corp.*	6,040	69,157
Huntington Bancshares, Inc./Ohio	15,765	87,338
KeyCorp	19,756	151,924
M&T Bank Corp.	2,053	174,402
Marshall & Ilsley Corp.	13,301	95,501
PNC Financial Services Group, Inc.	12,306	695,289
Regions Financial Corp.	27,401	180,298
SunTrust Banks, Inc.	12,048	280,718
U.S. Bancorp	295,822	6,611,622
Wells Fargo & Co.	388,483	9,945,165
Zions Bancorp	3,506	75,624

		21,654,325

Consumer Finance (0.3%)
American Express Co.	28,116	1,116,205
Capital One Financial Corp.	10,569	425,931
Discover Financial Services	13,342	186,521
SLM Corp.*	12,078	125,491

		1,854,148

Diversified Financial Services (2.6%)
Bank of America Corp.	235,828	3,388,848
Citigroup, Inc.*	530,517	1,994,744
CME Group, Inc.	1,539	433,306
IntercontinentalExchange, Inc.*	1,792	202,550
JPMorgan Chase & Co.	206,481	7,559,269
Leucadia National Corp.*	4,836	94,350
Moody’s Corp.	4,247	84,600
NASDAQ OMX Group, Inc.*	3,874	68,880
NYSE Euronext	5,841	161,387

		13,987,934

Insurance (3.1%)
Aflac, Inc.	109,017	4,651,755
Allstate Corp.	12,585	361,567
American International Group, Inc.*	3,166	109,037
Aon Corp.	108,550	4,029,376
Assurant, Inc.	2,632	91,331
Berkshire Hathaway, Inc., Class B*	38,887	3,098,905
Chubb Corp.	7,487	374,425
Cincinnati Financial Corp.	3,836	99,237
Genworth Financial, Inc., Class A*	11,977	156,539
Hartford Financial Services Group, Inc.	10,208	225,903
Lincoln National Corp.	7,395	179,625
Loews Corp.	8,274	275,607
Marsh & McLennan Cos., Inc.	12,955	292,135
MetLife, Inc.	19,215	725,558
Principal Financial Group, Inc.	7,728	181,144
Progressive Corp.	15,780	295,402
Prudential Financial, Inc.	11,057	593,319

	Number of Shares	Value (Note 1)

Torchmark Corp.	2,165	$107,189
Travelers Cos., Inc.	11,777	580,017
Unum Group	8,246	178,938
XL Capital Ltd., Class A	8,054	128,945

		16,735,954

Real Estate Investment Trusts (REITs) (0.5%)
Apartment Investment & Management Co. (REIT), Class A	2,337	45,268
AvalonBay Communities, Inc. (REIT)	1,908	178,150
Boston Properties, Inc. (REIT)	3,272	233,424
Equity Residential (REIT)	6,550	272,742
HCP, Inc. (REIT)	6,761	218,042
Health Care REIT, Inc. (REIT)	3,156	132,931
Host Hotels & Resorts, Inc. (REIT)	15,957	215,100
Kimco Realty Corp. (REIT)	10,152	136,443
Plum Creek Timber Co., Inc. (REIT)	3,776	130,385
ProLogis (REIT)	11,735	118,876
Public Storage (REIT)	3,198	281,136
Simon Property Group, Inc. (REIT)	6,822	550,877
Ventas, Inc. (REIT)	3,652	171,461
Vornado Realty Trust (REIT)	3,707	270,426

		2,955,261

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	6,787	92,371

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	10,897	133,379
People’s United Financial, Inc.	8,569	115,682

		249,061

Total Financials		62,798,606

Health Care (10.1%)
Biotechnology (0.6%)
Amgen, Inc.*	22,547	1,185,972
Biogen Idec, Inc.*	6,164	292,482
Celgene Corp.*	10,803	549,009
Cephalon, Inc.*	1,739	98,688
Genzyme Corp.*	6,462	328,076
Gilead Sciences, Inc.*	20,990	719,537

		3,173,764

Health Care Equipment & Supplies (1.4%)
Baxter International, Inc.	13,897	564,774
Becton, Dickinson and Co.	5,408	365,689
Boston Scientific Corp.*	36,731	213,040
C.R. Bard, Inc.	2,220	172,117
CareFusion Corp.*	4,438	100,742
Covidien plc	87,295	3,507,513
DENTSPLY International, Inc.	3,799	113,628
Hospira, Inc.*	4,017	230,777
Intuitive Surgical, Inc.*	894	282,164
Medtronic, Inc.	25,922	940,191
St. Jude Medical, Inc.*	7,512	271,108
Stryker Corp.	6,824	341,609

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Varian Medical Systems, Inc.*	3,074	$160,709
Zimmer Holdings, Inc.*	4,778	258,251

		7,522,312

Health Care Providers & Services (0.8%)
Aetna, Inc.	10,192	268,865
AmerisourceBergen Corp.	6,572	208,661
Cardinal Health, Inc.	8,774	294,894
CIGNA Corp.	6,425	199,560
Coventry Health Care, Inc.*	3,821	67,555
DaVita, Inc.*	2,593	161,907
Express Scripts, Inc.*	12,706	597,436
Humana, Inc.*	3,850	175,829
Laboratory Corp. of America Holdings*	2,335	175,942
McKesson Corp.	6,355	426,802
Medco Health Solutions, Inc.*	10,762	592,771
Patterson Cos., Inc.	2,560	73,037
Quest Diagnostics, Inc.	3,497	174,046
Tenet Healthcare Corp.*	11,628	50,466
UnitedHealth Group, Inc.	26,754	759,814
WellPoint, Inc.*	10,242	501,141

		4,728,726

Health Care Technology (0.0%)
Cerner Corp.*	1,700	129,013

Life Sciences Tools & Services (0.2%)
Life Technologies Corp.*	4,278	202,135
Millipore Corp.*	1,368	145,897
PerkinElmer, Inc.	2,395	49,505
Thermo Fisher Scientific, Inc.*	9,579	469,850
Waters Corp.*	2,350	152,045

		1,019,432

Pharmaceuticals (7.1%)
Abbott Laboratories, Inc.	36,528	1,708,780
Allergan, Inc.	7,414	431,939
Bristol-Myers Squibb Co.	40,318	1,005,531
Eli Lilly and Co.	23,766	796,161
Forest Laboratories, Inc.*	7,074	194,040
Johnson & Johnson	64,886	3,832,167
King Pharmaceuticals, Inc.*	5,074	38,512
Merck & Co., Inc.	343,772	12,021,707
Mylan, Inc.*	6,800	115,872
Pfizer, Inc.	700,018	9,982,257
Sanofi-Aventis S.A. (ADR)	289,900	8,714,394
Watson Pharmaceuticals, Inc.*	2,730	110,756

		38,952,116

Total Health Care		55,525,363

Industrials (6.7%)
Aerospace & Defense (2.1%)
Boeing Co.	17,744	1,113,436
General Dynamics Corp.	9,079	531,666
Goodrich Corp.	2,812	186,295
Honeywell International, Inc.	155,756	6,079,157
ITT Corp.	4,530	203,488
L-3 Communications Holdings, Inc.	2,724	192,968
Lockheed Martin Corp.	7,216	537,592
Northrop Grumman Corp.	7,089	385,925

	Number of Shares	Value (Note 1)

Precision Castparts Corp.	3,347	$344,473
Raytheon Co.	8,872	429,316
Rockwell Collins, Inc.	3,705	196,847
United Technologies Corp.	22,000	1,428,020

		11,629,183

Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc.	3,865	215,126
Expeditors International of Washington, Inc.	5,247	181,074
FedEx Corp.	7,326	513,626
United Parcel Service, Inc., Class B	23,381	1,330,145

		2,239,971

Airlines (0.0%)
Southwest Airlines Co.	16,672	185,226

Building Products (0.0%)
Masco Corp.	7,867	84,649

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	2,855	91,731
Cintas Corp.	3,520	84,374
Iron Mountain, Inc.	4,672	104,933
Pitney Bowes, Inc.	5,357	117,640
R.R. Donnelley & Sons Co.	5,256	86,041
Republic Services, Inc.	7,572	225,116
Stericycle, Inc.*	1,992	130,635
Waste Management, Inc.	11,369	355,736

		1,196,206

Construction & Engineering (0.1%)
Fluor Corp.	4,036	171,530
Jacobs Engineering Group, Inc.*	3,074	112,017
Quanta Services, Inc.*	5,299	109,424

		392,971

Electrical Equipment (0.2%)
Emerson Electric Co.	17,787	777,114
Rockwell Automation, Inc.	3,540	173,778
Roper Industries, Inc.	2,400	134,304

		1,085,196

Industrial Conglomerates (1.3%)
3M Co.	16,731	1,321,582
General Electric Co.	251,334	3,624,236
Textron, Inc.	111,474	1,891,714

		6,837,532

Machinery (1.9%)
Caterpillar, Inc.	78,020	4,686,661
Cummins, Inc.	49,516	3,224,977
Danaher Corp.	12,236	454,200
Deere & Co.	9,928	552,791
Dover Corp.	4,629	193,446
Eaton Corp.	3,914	256,132
Flowserve Corp.	1,419	120,331
Illinois Tool Works, Inc.	9,023	372,469
PACCAR, Inc.	8,795	350,657
Pall Corp.	3,012	103,523
Parker Hannifin Corp.	3,773	209,251
Snap-On, Inc.	1,615	66,070

		10,590,508

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Professional Services (0.1%)
Dun & Bradstreet Corp.	1,300	$87,256
Equifax, Inc.	3,311	92,907
Robert Half International, Inc.	3,846	90,573

		270,736

Road & Rail (0.3%)
CSX Corp.	9,075	450,392
Norfolk Southern Corp.	8,748	464,081
Ryder System, Inc.	1,081	43,489
Union Pacific Corp.	11,845	823,346

		1,781,308

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,243	162,766
W.W. Grainger, Inc.	1,368	136,048

		298,814

Total Industrials		36,592,300

Information Technology (12.2%)
Communications Equipment (3.0%)
Cisco Systems, Inc.*	432,022	9,206,389
Harris Corp.	3,293	137,153
JDS Uniphase Corp.*	4,607	45,333
Juniper Networks, Inc.*	12,712	290,088
Motorola, Inc.*	55,538	362,108
QUALCOMM, Inc.	194,809	6,397,527
Tellabs, Inc.	8,043	51,395

		16,489,993

Computers & Peripherals (2.7%)
Apple, Inc.*	21,395	5,381,485
Dell, Inc.*	39,869	480,820
EMC Corp.*	48,147	881,090
Hewlett-Packard Co.	164,569	7,122,546
Lexmark International, Inc., Class A*	1,663	54,929
NetApp, Inc.*	7,862	293,331
QLogic Corp.*	2,188	36,365
SanDisk Corp.*	5,231	220,068
Teradata Corp.*	4,163	126,888
Western Digital Corp.*	5,210	157,134

		14,754,656

Electronic Equipment, Instruments & Components (0.2%)
Agilent Technologies, Inc.*	8,461	240,546
Amphenol Corp., Class A	4,245	166,744
Corning, Inc.	37,093	599,052
FLIR Systems, Inc.*	3,902	113,509
Jabil Circuit, Inc.	4,032	53,625
Molex, Inc.	3,608	65,810

		1,239,286

Internet Software & Services (0.7%)
Akamai Technologies, Inc.*	3,828	155,302
eBay, Inc.*	26,627	522,156
Google, Inc., Class A*	5,695	2,533,990
Monster Worldwide, Inc.*	2,539	29,579
VeriSign, Inc.*	4,671	124,015
Yahoo!, Inc.*	27,456	379,717

		3,744,759

	Number of Shares	Value (Note 1)

IT Services (1.9%)
Accenture plc, Class A	89,150	$3,445,647
Automatic Data Processing, Inc.	11,764	473,619
Cognizant Technology Solutions Corp., Class A*	6,856	343,211
Computer Sciences Corp.	3,844	173,941
Fidelity National Information Services, Inc.	7,741	207,614
Fiserv, Inc.*	3,430	156,614
International Business Machines Corp.	30,182	3,726,873
Mastercard, Inc., Class A	2,235	445,949
Paychex, Inc.	7,942	206,254
SAIC, Inc.*	6,600	110,484
Total System Services, Inc.	5,213	70,897
Visa, Inc., Class A	10,600	749,950
Western Union Co.	16,432	245,001

		10,356,054

Office Electronics (0.1%)
Xerox Corp.	31,866	256,203

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc.*	14,289	104,595
Altera Corp.	6,916	171,586
Analog Devices, Inc.	7,381	205,635
Applied Materials, Inc.	32,469	390,277
Broadcom Corp., Class A	10,048	331,283
First Solar, Inc.*	1,100	125,213
Intel Corp.	130,875	2,545,519
KLA-Tencor Corp.	3,712	103,491
Linear Technology Corp.	5,201	144,640
LSI Corp.*	16,859	77,551
MEMC Electronic Materials, Inc.*	6,015	59,428
Microchip Technology, Inc.	4,168	115,620
Micron Technology, Inc.*	20,880	177,271
National Semiconductor Corp.	4,887	65,779
Novellus Systems, Inc.*	2,172	55,082
NVIDIA Corp.*	12,557	128,207
Teradyne, Inc.*	3,450	33,638
Texas Instruments, Inc.	283,005	6,588,356
Xilinx, Inc.	6,412	161,967

		11,585,138

Software (1.5%)
Adobe Systems, Inc.*	12,250	323,767
Autodesk, Inc.*	5,058	123,213
BMC Software, Inc.*	4,003	138,624
CA, Inc.	9,192	169,133
Citrix Systems, Inc.*	4,258	179,815
Compuware Corp.*	6,483	51,734
Electronic Arts, Inc.*	8,129	117,058
Intuit, Inc.*	7,393	257,055
McAfee, Inc.*	3,350	102,912
Microsoft Corp.	179,792	4,137,014
Novell, Inc.*	9,685	55,011
Oracle Corp.	92,359	1,982,024
Red Hat, Inc.*	4,796	138,796
Salesforce.com, Inc.*	2,719	233,345
Symantec Corp.*	18,339	254,545

		8,264,046

Total Information Technology		66,690,135

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Materials (2.8%)
Chemicals (0.7%)
Air Products & Chemicals, Inc.	4,998	$323,920
Airgas, Inc.	2,099	130,558
CF Industries Holdings, Inc.	1,544	97,967
Dow Chemical Co.	27,308	647,746
E.I. du Pont de Nemours & Co.	21,166	732,132
Eastman Chemical Co.	1,668	89,004
Ecolab, Inc.	5,300	238,023
FMC Corp.	1,684	96,712
International Flavors & Fragrances, Inc.	1,872	79,410
Monsanto Co.	12,690	586,532
PPG Industries, Inc.	3,829	231,310
Praxair, Inc.	7,134	542,113
Sherwin-Williams Co.	2,108	145,853
Sigma-Aldrich Corp.	2,857	142,364

		4,083,644

Construction Materials (0.0%)
Vulcan Materials Co.	2,953	129,430

Containers & Packaging (0.1%)
Ball Corp.	2,173	114,800
Bemis Co., Inc.	2,567	69,309
Owens-Illinois, Inc.*	4,196	110,984
Pactiv Corp.*	2,864	79,762
Sealed Air Corp.	4,251	83,830

		458,685

Metals & Mining (1.9%)
AK Steel Holding Corp.	2,129	25,378
Alcoa, Inc.	23,378	235,183
Allegheny Technologies, Inc.	2,470	109,149
Cliffs Natural Resources, Inc.	3,200	150,912
Freeport-McMoRan Copper & Gold, Inc.	11,270	666,395
Newmont Mining Corp.	138,024	8,521,602
Nucor Corp.	7,162	274,161
Titanium Metals Corp.*	2,489	43,781
United States Steel Corp.	3,218	124,054

		10,150,615

Paper & Forest Products (0.1%)
International Paper Co.	9,942	224,988
MeadWestvaco Corp.	4,407	97,835
Weyerhaeuser Co.	5,160	181,632

		504,455

Total Materials		15,326,829

Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	138,714	3,355,492
CenturyLink, Inc.	7,370	245,495
Frontier Communications Corp.	7,031	49,990
Qwest Communications International, Inc.	36,739	192,880
Verizon Communications, Inc.	66,656	1,867,701
Windstream Corp.	11,881	125,463

		5,837,021

	Number of Shares	Value (Note 1)

Wireless Telecommunication Services (1.1%)
American Tower Corp., Class A*	9,410	$418,745
MetroPCS Communications, Inc.*	7,211	59,058
Sprint Nextel Corp.*	69,892	296,342
Vodafone Group plc (ADR)	267,368	5,526,497

		6,300,642

Total Telecommunication Services		12,137,663

Utilities (1.5%)
Electric Utilities (0.8%)
Allegheny Energy, Inc.	3,991	82,534
American Electric Power Co., Inc.	11,157	360,371
Duke Energy Corp.	30,650	490,400
Edison International	8,003	253,855
Entergy Corp.	4,456	319,139
Exelon Corp.	15,499	588,497
FirstEnergy Corp.	7,175	252,775
NextEra Energy, Inc.	9,652	470,631
Northeast Utilities	4,142	105,538
Pepco Holdings, Inc.	5,030	78,870
Pinnacle West Capital Corp.	2,422	88,064
PPL Corp.	11,026	275,099
Progress Energy, Inc.	6,607	259,127
Southern Co.	19,229	639,941

		4,264,841

Gas Utilities (0.1%)
EQT Corp.	3,630	131,188
Nicor, Inc.	1,066	43,173
ONEOK, Inc.	2,700	116,775
Questar Corp.	4,001	182,006

		473,142

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	16,421	151,730
Constellation Energy Group, Inc.	4,688	151,188
NRG Energy, Inc.*	6,200	131,502

		434,420

Multi-Utilities (0.5%)
Ameren Corp.	5,608	133,302
CenterPoint Energy, Inc.	10,183	134,008
CMS Energy Corp.	5,254	76,971
Consolidated Edison, Inc.	6,873	296,226
Dominion Resources, Inc.	13,801	534,651
DTE Energy Co.	3,839	175,097
Integrys Energy Group, Inc.	1,813	79,301
NiSource, Inc.	6,334	91,843
PG&E Corp.	8,629	354,652
Public Service Enterprise Group, Inc.	11,908	373,078
SCANA Corp.	2,669	95,443
Sempra Energy	6,027	282,003
TECO Energy, Inc.	5,035	75,877
Wisconsin Energy Corp.	2,751	139,586
Xcel Energy, Inc.	11,306	233,017

		3,075,055

Total Utilities		8,247,458

Total Common Stocks (70.8%) (Cost $342,204,725)		388,166,551

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.6%)
iShares Morningstar Large Core Index Fund	46,447	$2,757,558
iShares Morningstar Large Growth Index Fund	73,798	3,838,234
iShares Morningstar Large Value Index Fund	91,463	4,497,236
iShares NYSE 100 Index Fund	5,536	276,413
iShares Russell 1000 Growth Index Fund	45,797	2,099,335
iShares Russell 1000 Index Fund	81,502	4,657,024
iShares Russell 1000 Value Index Fund	149,525	8,105,750
iShares S&P 100 Index Fund	94,215	4,415,857
iShares S&P 500 Growth Index Fund	42,448	2,247,197
iShares S&P 500 Index Fund	140,455	14,531,474
iShares S&P 500 Value Index Fund	104,846	5,206,652

Total Investment Companies (9.6%) (Cost $46,824,346)		52,632,730

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Short-Term Investment (16.8%)
BlackRock Liquidity Funds TempFund
0.16%‡	$92,476,009	$92,476,009

Time Deposit (0.9%)
JPMorgan Chase Nassau 0.000%, 7/1/10	4,809,122	4,809,122

Total Short-Term Investments (17.7%) (Amortized Cost $97,285,131)		97,285,131

Total Investments (98.1%) (Cost/Amortized Cost $486,314,202)		538,084,412
Other Assets Less Liabilities (1.9%)		10,540,762

Net Assets (100%)		$548,625,174

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American	Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$125,552,745	$33,076,736	$92,476,009	$17,292	$—

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	2,002	September-10	$108,460,267	$102,762,660	$(5,697,607)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$40,088,109	$–	$–	$40,088,109
Consumer Staples	44,824,316	–	–	44,824,316
Energy	45,935,772	–	–	45,935,772
Financials	62,798,606	–	–	62,798,606
Health Care	55,525,363	–	–	55,525,363
Industrials	36,592,300	–	–	36,592,300
Information Technology	66,690,135	–	–	66,690,135
Materials	15,326,829	–	–	15,326,829
Telecommunication Services	12,137,663	–	–	12,137,663
Utilities	8,247,458	–	–	8,247,458
Investment Companies
Exchange Traded Funds (ETFs)	52,632,730	–	–	52,632,730
Short-Term Investments	–	97,285,131	–	97,285,131

Total Assets	$440,799,281	$97,285,131	$–	$538,084,412

Liabilities:
Futures	$(5,697,607)	$–	$–	$(5,697,607)

Total Liabilities	$(5,697,607)	$–	$–	$(5,697,607)

Total	$435,101,674	$97,285,131	$–	$532,386,805

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(5,697,607	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(5,697,607)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(7,698,934)	—	—	(7,698,934)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(7,698,934)	$—	$—	$(7,698,934)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(5,885,294)	—	—	(5,885,294)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(5,885,294)	$—	$—	$(5,885,294)

The Portfolio held futures contracts with an average notional balance of approximately $30,670,000 during the six months ended June 30, 2010.

^ This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$69,939,887
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$191,264,412

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,525,902
Aggregate gross unrealized depreciation	(12,075,261)

Net unrealized appreciation	$45,450,641

Federal income tax cost of investments	$492,633,771

For the six months ended June 30, 2010, the Portfolio incurred approximately $896 as brokerage commissions with Keefe, Bruyette & Woods, Inc., and $2,827 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $23,562,332 of which $11,388,996 expires in the year 2016, and $12,173,336 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $92,476,009)	$92,476,009
Unaffiliated Issuers (Cost $393,838,193)	445,608,403
Cash	131
Cash held as collateral at broker	10,881,000
Dividends, interest and other receivables	862,669
Receivable for securities sold	428,816
Receivable from Separate Accounts for Trust shares sold	115,757
Receivable from investment sub-advisor	7,500
Other assets	1,234

Total assets	550,381,519

LIABILITIES
Variation margin payable on futures contracts	870,387
Payable to Separate Accounts for Trust shares redeemed	298,572
Investment management fees payable	239,541
Administrative fees payable	82,791
Distribution fees payable - Class IB	35,174
Payable for securities purchased	10,795
Trustees’ fees payable	931
Accrued expenses	218,154

Total liabilities	1,756,345

NET ASSETS	$548,625,174

Net assets were comprised of:
Paid in capital	$476,484,627
Accumulated undistributed net investment income (loss)	4,128,798
Accumulated undistributed net realized gains (losses) on investments and futures	21,930,435
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	46,081,314

Net assets	$548,625,174

Class IA
Net asset value, offering and redemption price per share, $386,606,944 / 60,192,714 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.42

Class IB
Net asset value, offering and redemption price per share, $162,018,230 / 25,259,901 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.41

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $24,117 foreign withholding tax) ($17,292 of dividend income received from affiliates)	$5,838,036
Interest	29

Total income	5,838,065

EXPENSES
Investment management fees	1,516,986
Administrative fees	524,522
Distribution fees - Class IB	227,120
Custodian fees	62,562
Printing and mailing expenses	35,752
Professional fees	16,882
Trustees’ fees	7,183
Miscellaneous	20,219

Gross expenses	2,411,226
Less: Reimbursement from sub-advisor	(7,500)
Fees paid indirectly	(9,063)

Net expenses	2,394,663

NET INVESTMENT INCOME (LOSS)	3,443,402

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	59,698,958
Futures	(7,698,934)

Net realized gain (loss)	52,000,024

Change in unrealized appreciation (depreciation) on:
Securities	(89,312,743)
Foreign currency translations	(9,193)
Futures	(5,885,294)

Net change in unrealized appreciation (depreciation)	(95,207,230)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(43,207,206)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(39,763,804)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,443,402	$25,105,520
Net realized gain (loss) on investments and futures	52,000,024	271,207,263
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(95,207,230)	312,214,641

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(39,763,804)	608,527,424

DIVIDENDS:
Dividends from net investment income
Class IA	—	(17,343,692)
Class IB	—	(7,073,064)

TOTAL DIVIDENDS	—	(24,416,756)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [1,083,657 and 162,500,048 shares, respectively]	7,586,634	813,116,090
Capital shares issued in reinvestment of dividends [0 and 2,560,586 shares, respectively]	—	17,343,692
Capital shares repurchased [(2,359,037) and (307,558,173) shares, respectively]	(16,393,566)	(2,113,898,287)

Total Class IA transactions	(8,806,932)	(1,283,438,505)

Class IB
Capital shares sold [1,410,401 and 4,242,923 shares, respectively]	10,085,704	24,382,205
Capital shares issued in reinvestment of dividends [0 and 1,043,287 shares, respectively]	—	7,073,064
Capital shares repurchased [(2,754,495) and (5,607,992) shares, respectively]	(19,205,937)	(33,095,112)

Total Class IB transactions	(9,120,233)	(1,639,843)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(17,927,165)	(1,285,078,348)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(57,690,969)	(700,967,680)
NET ASSETS:
Beginning of period	606,316,143	1,307,283,823

End of period (a)	$548,625,174	$606,316,143

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,128,798	$685,396

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009	2008	2007	2006	2005
Net asset value, beginning of period	$6.88	$5.66	$9.08	$11.30	$10.09	$9.46

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.09 (e)	0.14 (e)	0.16	0.11 (e)	0.07 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.50)	1.42	(3.52)	0.28	1.22	0.64

Total from investment operations	(0.46)	1.51	(3.38)	0.44	1.33	0.71

Less distributions:
Dividends from net investment income	—	(0.29)	(0.04)	(0.18)	(0.12)	(0.08)
Distributions from net realized gains	—	—	—	(2.48)	—	—

Total dividends and distributions	—	(0.29)	(0.04)	(2.66)	(0.12)	(0.08)

Net asset value, end of period	$6.42	$6.88	$5.66	$9.08	$11.30	$10.09

Total return (b)	(6.69)%	26.84%	(37.20)%	4.17%	13.22%	7.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$386,607	$423,167	$1,154,780	$297	$201	$191
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.72%	0.70%	0.73%	0.70%	0.70%	0.70%
After waivers, reimbursements and fees paid indirectly (a)	0.72%	0.68%	0.65%	0.56%	0.69%	0.69%
Before waivers, reimbursements and fees paid indirectly (a)	0.72%	0.70%	0.77%	0.75%	0.73%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.21%	1.60%	2.42%	1.31%	1.05%	0.73%
After waivers, reimbursements and fees paid indirectly (a)	1.21%	1.62%	2.50%	1.45%	1.06%	0.74%
Before waivers, reimbursements and fees paid indirectly (a)	1.21%	1.60%	2.38%	1.26%	1.02%	0.73%
Portfolio turnover rate	13%	36%	39%	109%	33%	47%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009		2008		2007		2006		2005
Net asset value, beginning of period	$6.88	$5.66		$9.09		$11.31		$10.10		$9.47

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.09	(e)	0.11	(e)	0.15		0.09	(e)	0.05 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.50)	1.41		(3.51)		0.26		1.22		0.63

Total from investment operations	(0.47)	1.50		(3.40)		0.41		1.31		0.68

Less distributions:
Dividends from net investment income	—	(0.28)		(0.03)		(0.15)		(0.10)		(0.05)
Distributions from net realized gains	—	—		—		(2.48)		—		—

Total dividends and distributions	—	(0.28)		(0.03)		(2.63)		(0.10)		(0.05)

Net asset value, end of period	$6.41	$6.88		$5.66		$9.09		$11.31		$10.10

Total return (b)	(6.83)%	26.50%		(37.42)%		3.90%		12.92%		7.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$162,018	$183,149		$152,504		$284,177		$329,937		$338,735
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.97%	0.95	%(c)	0.98	%(c)	0.95%		0.95%		0.95%
After waivers, reimbursements and fees paid indirectly (a)	0.97%	0.93	%(c)	0.90	%(c)	0.81	%(c)	0.94%		0.94%
Before waivers, reimbursements and fees paid indirectly (a)	0.97%	0.95	%(c)	1.02	%(c)	1.00%		0.98	%(c)	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.96%	1.40%		1.46%		1.01%		0.83%		0.48%
After waivers, reimbursements and fees paid indirectly (a)	0.96%	1.43%		1.49%		1.17%		0.84%		0.49%
Before waivers, reimbursements and fees paid indirectly (a)	0.96%	1.40%		1.35%		0.97%		0.80%		0.48%
Portfolio turnover rate	13%	36%		39%		109%		33%		47%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/LARGE CAP GROWTH INDEX PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Information Technology	31.4%
Consumer Discretionary	14.0
Industrials	12.8
Health Care	10.8
Energy	10.0
Consumer Staples	10.0
Materials	4.6
Financials	4.6
Telecommunication Services	0.8
Utilities	0.2
Cash and Other	0.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$922.40	$2.34
Hypothetical (5% average return before expenses)	1,000.00	1,022.36	2.46
Class IB
Actual	1,000.00	920.80	3.52
Hypothetical (5% average return before expenses)	1,000.00	1,021.12	3.71

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.49% and 0.74%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (14.0%)
Auto Components (0.6%)
Autoliv, Inc.*	5,600	$267,960
BorgWarner, Inc.*	20,954	782,422
Federal-Mogul Corp.*	790	10,286
Gentex Corp.	26,886	483,410
Goodyear Tire & Rubber Co.*	46,908	466,266
Johnson Controls, Inc.	122,520	3,292,112
Lear Corp.*	2,700	178,740
TRW Automotive Holdings Corp.*	10,212	281,545

		5,762,741

Automobiles (0.7%)
Ford Motor Co.*	644,100	6,492,528
Harley-Davidson, Inc.	45,400	1,009,242
Thor Industries, Inc.	6,386	151,667

		7,653,437

Distributors (0.1%)
LKQ Corp.*	27,527	530,720

Diversified Consumer Services (0.4%)
Apollo Group, Inc., Class A*	24,987	1,061,198
Career Education Corp.*	12,545	288,786
DeVry, Inc.	12,312	646,257
Education Management Corp.*	4,600	70,150
H&R Block, Inc.	26,240	411,706
Hillenbrand, Inc.	11,967	255,974
ITT Educational Services, Inc.*	6,704	556,566
Strayer Education, Inc.	2,712	563,798
Weight Watchers International, Inc.	6,424	165,032

		4,019,467

Hotels, Restaurants & Leisure (3.1%)
Bally Technologies, Inc.*	10,700	346,573
Brinker International, Inc.	17,206	248,799
Burger King Holdings, Inc.	17,638	297,024
Carnival Corp.	31,531	953,498
Chipotle Mexican Grill, Inc.*	6,073	830,847
Choice Hotels International, Inc.	323	9,758
Darden Restaurants, Inc.	27,103	1,052,952
International Game Technology	57,506	902,844
International Speedway Corp., Class A	2,000	51,520
Las Vegas Sands Corp.*	61,088	1,352,488
Marriott International, Inc., Class A	52,444	1,570,173
McDonald’s Corp.	207,848	13,690,948
MGM MIRAGE*	8,436	81,323
Panera Bread Co., Class A*	5,958	448,578
Royal Caribbean Cruises Ltd.*	9,878	224,922
Starbucks Corp.	143,868	3,495,992
Starwood Hotels & Resorts Worldwide, Inc.	36,640	1,517,995
Wendy’s/Arby’s Group, Inc., Class A	24,358	97,432
WMS Industries, Inc.*	11,185	439,011
Wynn Resorts Ltd.	14,600	1,113,542

	Number of Shares	Value (Note 1)

Yum! Brands, Inc.	90,264	$3,523,907

		32,250,126

Household Durables (0.3%)
Fortune Brands, Inc.	3,600	141,048
Garmin Ltd.	1,268	37,000
Harman International Industries, Inc.*	6,397	191,207
Leggett & Platt, Inc.	16,850	338,011
Mohawk Industries, Inc.*	1,300	59,488
NVR, Inc.*	1,208	791,276
Tempur-Pedic International, Inc.*	14,000	430,500
Tupperware Brands Corp.	12,200	486,170
Whirlpool Corp.	6,200	544,484

		3,019,184

Internet & Catalog Retail (1.0%)
Amazon.com, Inc.*	67,636	7,389,910
Expedia, Inc.	16,259	305,344
Netflix, Inc.*	7,694	835,953
priceline.com, Inc.*	9,169	1,618,695

		10,149,902

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	25,149	1,033,624
Mattel, Inc.	40,795	863,222

		1,896,846

Media (1.7%)
CBS Corp., Class B	15,600	201,708
DIRECTV, Class A*	171,348	5,812,124
Discovery Communications, Inc., Class A*	40,100	1,431,971
DreamWorks Animation SKG, Inc., Class A*	14,300	408,265
Interactive Data Corp.	6,653	222,077
Interpublic Group of Cos., Inc.*	94,500	673,785
John Wiley & Sons, Inc., Class A	7,986	308,819
Lamar Advertising Co., Class A*	2,300	56,396
Madison Square Garden, Inc., Class A*	3,700	72,779
McGraw-Hill Cos., Inc.	42,782	1,203,886
Meredith Corp.	2,900	90,277
Morningstar, Inc.*	4,235	180,072
News Corp., Class A	92,200	1,102,712
Omnicom Group, Inc.	47,734	1,637,276
Regal Entertainment Group, Class A	3,586	46,761
Scripps Networks Interactive, Inc., Class A	17,332	699,173
Sirius XM Radio, Inc.*	750,500	712,600
Thomson Reuters Corp.	23,400	838,422
Time Warner, Inc.	45,300	1,309,623
Viacom, Inc., Class B	23,100	724,647

		17,733,373

Multiline Retail (1.3%)
Big Lots, Inc.*	15,672	502,914
Dollar General Corp.*	13,500	371,925

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Dollar Tree, Inc.*	24,617	$1,024,785
Family Dollar Stores, Inc.	26,127	984,727
J.C. Penney Co., Inc.	14,800	317,904
Kohl’s Corp.*	43,834	2,082,115
Macy’s, Inc.	8,000	143,200
Nordstrom, Inc.	32,243	1,037,902
Target Corp.	142,296	6,996,694

		13,462,166

Specialty Retail (3.7%)
Aaron’s, Inc.	7,825	133,573
Abercrombie & Fitch Co., Class A	12,985	398,510
Advance Auto Parts, Inc.	16,992	852,659
Aeropostale, Inc.*	17,978	514,890
American Eagle Outfitters, Inc.	9,966	117,101
AutoNation, Inc.*	4,715	91,942
AutoZone, Inc.*	5,414	1,046,093
Bed Bath & Beyond, Inc.*	50,859	1,885,852
Best Buy Co., Inc.	66,558	2,253,654
CarMax, Inc.*	43,196	859,600
Chico’s FAS, Inc.	34,492	340,781
Dick’s Sporting Goods, Inc.*	17,237	429,029
Gap, Inc.	78,843	1,534,285
Guess?, Inc.	12,480	389,875
Home Depot, Inc.	327,077	9,181,051
J. Crew Group, Inc.*	10,600	390,186
Limited Brands, Inc.	51,588	1,138,547
Lowe’s Cos., Inc.	212,305	4,335,268
Office Depot, Inc.*	5,275	21,311
O’Reilly Automotive, Inc.*	26,711	1,270,375
PetSmart, Inc.	22,815	688,329
Ross Stores, Inc.	23,681	1,261,960
Staples, Inc.	140,926	2,684,640
Tiffany & Co.	24,436	926,369
TJX Cos., Inc.	78,823	3,306,625
Tractor Supply Co.	7,000	426,790
Urban Outfitters, Inc.*	23,514	808,646
Williams-Sonoma, Inc.	18,579	461,131

		37,749,072

Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.	58,906	2,153,014
Fossil, Inc.*	10,200	353,940
Hanesbrands, Inc.*	18,467	444,316
NIKE, Inc., Class B	69,533	4,696,954
Phillips-Van Heusen Corp.	10,964	507,304
Polo Ralph Lauren Corp.	10,791	787,312

		8,942,840

Total Consumer Discretionary		143,169,874

Consumer Staples (10.0%)
Beverages (2.8%)
Brown-Forman Corp., Class B	15,391	880,827
Coca-Cola Co.	303,481	15,210,468
Coca-Cola Enterprises, Inc.	37,692	974,715
Dr. Pepper Snapple Group, Inc.	14,500	542,155
Hansen Natural Corp.*	10,843	424,070
PepsiCo, Inc.	179,116	10,917,120

		28,949,355

	Number of Shares	Value (Note 1)

Food & Staples Retailing (2.6%)
BJ’s Wholesale Club, Inc.*	856	$31,681
Costco Wholesale Corp.	85,066	4,664,169
CVS Caremark Corp.	29,145	854,531
Kroger Co.	7,000	137,830
Sysco Corp.	114,236	3,263,722
Walgreen Co.	172,087	4,594,723
Wal-Mart Stores, Inc.	238,070	11,444,025
Whole Foods Market, Inc.*	26,985	972,000

		25,962,681

Food Products (1.0%)
Campbell Soup Co.	21,295	763,000
ConAgra Foods, Inc.	8,600	200,552
Flowers Foods, Inc.	5,445	133,021
General Mills, Inc.	76,240	2,708,045
Green Mountain Coffee Roasters, Inc.*	21,339	548,412
H.J. Heinz Co.	25,011	1,080,976
Hershey Co.	17,369	832,496
Kellogg Co.	44,528	2,239,758
McCormick & Co., Inc. (Non-Voting)	12,788	485,433
Mead Johnson Nutrition Co.	5,378	269,545
Sara Lee Corp.	90,982	1,282,846

		10,544,084

Household Products (1.4%)
Church & Dwight Co., Inc.	13,734	861,259
Clorox Co.	25,674	1,595,896
Colgate-Palmolive Co.	79,284	6,244,408
Kimberly-Clark Corp.	63,325	3,839,394
Procter & Gamble Co.	33,408	2,003,812

		14,544,769

Personal Products (0.4%)
Alberto-Culver Co.	3,692	100,016
Avon Products, Inc.	82,710	2,191,815
Estee Lauder Cos., Inc., Class A	21,337	1,189,111
Herbalife Ltd.	11,546	531,694

		4,012,636

Tobacco (1.8%)
Altria Group, Inc.	234,478	4,698,939
Philip Morris International, Inc.	301,202	13,807,100

		18,506,039

Total Consumer Staples		102,519,564

Energy (10.0%)
Energy Equipment & Services (2.3%)
Atwood Oceanics, Inc.*	2,117	54,026
Baker Hughes, Inc.	22,700	943,639
Cameron International Corp.*	26,933	875,861
Core Laboratories N.V.	4,300	634,723
Diamond Offshore Drilling, Inc.	4,285	266,484
Dresser-Rand Group, Inc.*	14,330	452,112
Exterran Holdings, Inc.*	1,207	31,153
FMC Technologies, Inc.*	23,516	1,238,353
Halliburton Co.	174,800	4,291,340
Nabors Industries Ltd.*	21,900	385,878
Oil States International, Inc.*	600	23,748

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Pride International, Inc.*	13,380	$298,909
Rowan Cos., Inc.*	2,777	60,927
Schlumberger Ltd.	230,427	12,751,830
Superior Energy Services, Inc.*	1,000	18,670
Weatherford International Ltd.*	57,600	756,864

		23,084,517

Oil, Gas & Consumable Fuels (7.7%)
Alpha Natural Resources, Inc.*	3,142	106,420
Arch Coal, Inc.	22,100	437,801
Atlas Energy, Inc.*	11,000	297,770
Chevron Corp.	20,600	1,397,916
Cimarex Energy Co.	16,200	1,159,596
Concho Resources, Inc.*	17,700	979,341
ConocoPhillips	110,100	5,404,809
Consol Energy, Inc.	19,991	674,896
Continental Resources, Inc.*	5,395	240,725
El Paso Corp.	24,957	277,272
EOG Resources, Inc.	48,900	4,810,293
EXCO Resources, Inc.	28,349	414,179
Exxon Mobil Corp.	904,286	51,607,602
Forest Oil Corp.*	13,903	380,386
Frontline Ltd.	8,200	234,028
Holly Corp.	5,836	155,121
Marathon Oil Corp.	36,600	1,137,894
Mariner Energy, Inc.*	1,377	29,578
Murphy Oil Corp.	4,400	218,020
Occidental Petroleum Corp.	31,900	2,461,085
Petrohawk Energy Corp.*	41,354	701,777
Quicksilver Resources, Inc.*	1,326	14,586
Range Resources Corp.	30,842	1,238,306
SandRidge Energy, Inc.*	4,300	25,069
SM Energy Co.	8,262	331,802
Southwestern Energy Co.*	66,872	2,583,934
Ultra Petroleum Corp.*	29,400	1,300,950
Whiting Petroleum Corp.*	700	54,894
Williams Cos., Inc.	46,400	848,192

		79,524,242

Total Energy		102,608,759

Financials (4.6%)
Capital Markets (1.5%)
Affiliated Managers Group, Inc.*	8,586	521,771
Ameriprise Financial, Inc.	10,019	361,986
BlackRock, Inc.	2,315	331,971
Charles Schwab Corp.	191,094	2,709,713
Eaton Vance Corp.	22,760	628,404
Federated Investors, Inc., Class B	11,630	240,857
Franklin Resources, Inc.	28,777	2,480,290
GLG Partners, Inc.*	22,801	99,868
Greenhill & Co., Inc.	5,743	351,070
Invesco Ltd.	25,522	429,535
Janus Capital Group, Inc.	3,229	28,674
Lazard Ltd., Class A	17,724	473,408
Morgan Stanley	85,849	1,992,555
Northern Trust Corp.	18,683	872,496
SEI Investments Co.	28,875	587,895
T. Rowe Price Group, Inc.	50,136	2,225,537
TD Ameritrade Holding Corp.*	45,043	689,158

	Number of Shares	Value (Note 1)

Waddell & Reed Financial, Inc., Class A	16,679	$364,937

		15,390,125

Commercial Banks (0.0%)
Bank of Hawaii Corp.	3,000	145,050

Consumer Finance (0.8%)
American Express Co.	202,586	8,042,664

Diversified Financial Services (0.3%)
Interactive Brokers Group, Inc., Class A*	2,000	33,200
IntercontinentalExchange, Inc.*	14,275	1,613,503
Moody’s Corp.	39,602	788,872
MSCI, Inc., Class A*	21,291	583,373
NASDAQ OMX Group, Inc.*	2,555	45,428
NYSE Euronext	10,827	299,150

		3,363,526

Insurance (0.9%)
ACE Ltd.	9,900	509,652
Aflac, Inc.	85,670	3,655,539
Arch Capital Group Ltd.*	600	44,700
Arthur J. Gallagher & Co.	4,993	121,729
Axis Capital Holdings Ltd.	6,978	207,386
Brown & Brown, Inc.	11,596	221,947
Endurance Specialty Holdings Ltd.	953	35,766
Erie Indemnity Co., Class A	3,943	179,407
Genworth Financial, Inc., Class A*	17,436	227,889
Hartford Financial Services Group, Inc.	7,200	159,336
Marsh & McLennan Cos., Inc.	96,329	2,172,219
MetLife, Inc.	35,600	1,344,256
Travelers Cos., Inc.	11,100	546,675
Validus Holdings Ltd.	1,687	41,197

		9,467,698

Real Estate Investment Trusts (REITs) (0.9%)
AMB Property Corp. (REIT)	3,000	71,130
Apartment Investment & Management Co. (REIT), Class A	11,100	215,007
Digital Realty Trust, Inc. (REIT)	14,341	827,189
Equity Residential (REIT)	3,500	145,740
Essex Property Trust, Inc. (REIT)	2,300	224,342
Federal Realty Investment Trust (REIT)	7,081	497,582
General Growth Properties, Inc. (REIT)	39,000	517,140
Plum Creek Timber Co., Inc. (REIT)	13,339	460,596
ProLogis (REIT)	5,700	57,741
Public Storage (REIT)	24,562	2,159,245
Rayonier, Inc. (REIT)	4,563	200,863
Simon Property Group, Inc. (REIT)	39,161	3,162,251
UDR, Inc. (REIT)	2,000	38,260
Ventas, Inc. (REIT)	8,200	384,990

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Vornado Realty Trust (REIT)	2,800	$204,260

		9,166,336

Real Estate Management & Development (0.2%)
CB Richard Ellis Group, Inc., Class A*	55,043	749,135
Jones Lang LaSalle, Inc.	8,100	531,684
St. Joe Co.*	16,010	370,792

		1,651,611

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial	219	7,262
Hudson City Bancorp, Inc.	7,568	92,632

		99,894

Total Financials		47,326,904

Health Care (10.8%)
Biotechnology (1.8%)
Abraxis Bioscience, Inc.*	515	38,213
Alexion Pharmaceuticals, Inc.*	17,295	885,331
Amylin Pharmaceuticals, Inc.*	27,651	519,839
BioMarin Pharmaceutical, Inc.*	19,549	370,649
Celgene Corp.*	88,973	4,521,608
Dendreon Corp.*	26,110	844,137
Genzyme Corp.*	39,190	1,989,676
Gilead Sciences, Inc.*	171,863	5,891,464
Human Genome Sciences, Inc.*	36,100	818,026
Myriad Genetics, Inc.*	18,834	281,568
Regeneron Pharmaceuticals, Inc.*	12,500	279,000
Talecris Biotherapeutics Holdings Corp.*	9,800	206,780
United Therapeutics Corp.*	9,552	466,233
Vertex Pharmaceuticals, Inc.*	39,007	1,283,330

		18,395,854

Health Care Equipment & Supplies (3.5%)
Alcon, Inc.	13,400	1,985,746
Baxter International, Inc.	95,956	3,899,652
Becton, Dickinson and Co.	45,092	3,049,121
C.R. Bard, Inc.	18,424	1,428,413
CareFusion Corp.*	7,600	172,520
Cooper Cos., Inc.	1,700	67,643
Covidien plc	96,800	3,889,424
DENTSPLY International, Inc.	28,232	844,419
Edwards Lifesciences Corp.*	21,846	1,223,813
Gen-Probe, Inc.*	9,632	437,485
Hill-Rom Holdings, Inc.	10,217	310,903
Hospira, Inc.*	32,028	1,840,009
IDEXX Laboratories, Inc.*	11,147	678,852
Intuitive Surgical, Inc.*	7,621	2,405,340
Inverness Medical Innovations, Inc.*	4,754	126,742
Kinetic Concepts, Inc.*	1,093	39,905
Medtronic, Inc.	163,634	5,935,005
ResMed, Inc.*	14,616	888,799
St. Jude Medical, Inc.*	63,154	2,279,228
Stryker Corp.	60,891	3,048,203
Teleflex, Inc.	1,195	64,865
Thoratec Corp.*	11,100	474,303

	Number of Shares	Value (Note 1)

Varian Medical Systems, Inc.*	23,890	$1,248,969

		36,339,359

Health Care Providers & Services (2.2%)
AmerisourceBergen Corp.	54,508	1,730,629
Brookdale Senior Living, Inc.*	2,200	33,000
Cardinal Health, Inc.	24,000	806,640
Community Health Systems, Inc.*	12,726	430,266
DaVita, Inc.*	20,098	1,254,919
Emdeon, Inc., Class A*	5,000	62,650
Emergency Medical Services Corp., Class A*	5,700	279,471
Express Scripts, Inc.*	105,892	4,979,042
Health Management Associates, Inc., Class A*	48,306	375,338
Henry Schein, Inc.*	17,652	969,095
Laboratory Corp. of America Holdings*	20,196	1,521,769
Lincare Holdings, Inc.*	19,209	624,468
McKesson Corp.	22,671	1,522,584
Medco Health Solutions, Inc.*	88,249	4,860,755
MEDNAX, Inc.*	8,637	480,304
Omnicare, Inc.	2,275	53,918
Patterson Cos., Inc.	19,674	561,299
Quest Diagnostics, Inc.	24,946	1,241,562
Tenet Healthcare Corp.*	67,512	293,002
Universal Health Services, Inc., Class B	1,116	42,575
VCA Antech, Inc.*	16,529	409,258

		22,532,544

Health Care Technology (0.2%)
Allscripts-Misys Healthcare Solutions, Inc.*	12,512	201,443
Cerner Corp.*	13,310	1,010,096
SXC Health Solutions Corp.*	5,900	432,175

		1,643,714

Life Sciences Tools & Services (0.7%)
Charles River Laboratories International, Inc.*	3,027	103,554
Covance, Inc.*	12,545	643,809
Illumina, Inc.*	23,491	1,022,563
Life Technologies Corp.*	25,024	1,182,384
Mettler-Toledo International, Inc.*	6,547	730,842
Millipore Corp.*	10,898	1,162,272
PerkinElmer, Inc.	10,300	212,901
Pharmaceutical Product Development, Inc.	20,289	515,544
Techne Corp.	7,254	416,742
Waters Corp.*	17,942	1,160,847

		7,151,458

Pharmaceuticals (2.4%)
Abbott Laboratories, Inc.	268,906	12,579,423
Allergan, Inc.	58,744	3,422,425
Eli Lilly and Co.	45,132	1,511,922
Johnson & Johnson	79,914	4,719,721
Mylan, Inc.*	50,141	854,403
Perrigo Co.	15,589	920,842

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Valeant Pharmaceuticals International*	10,977	$573,987
Warner Chilcott plc, Class A*	17,300	395,305

		24,978,028

Total Health Care		111,040,957

Industrials (12.8%)
Aerospace & Defense (3.2%)
Alliant Techsystems, Inc.*	5,939	368,574
Boeing Co.	118,771	7,452,880
Goodrich Corp.	6,799	450,434
Honeywell International, Inc.	147,991	5,776,089
Lockheed Martin Corp.	46,931	3,496,359
Precision Castparts Corp.	27,527	2,833,079
Rockwell Collins, Inc.	15,970	848,486
Spirit AeroSystems Holdings, Inc., Class A*	3,047	58,076
TransDigm Group, Inc.	9,553	487,489
United Technologies Corp.	164,782	10,696,000

		32,467,466

Air Freight & Logistics (1.4%)
C.H. Robinson Worldwide, Inc.	32,058	1,784,348
Expeditors International of Washington, Inc.	41,076	1,417,533
FedEx Corp.	39,100	2,741,301
United Parcel Service, Inc., Class B	137,959	7,848,487
UTi Worldwide, Inc.	16,368	202,636

		13,994,305

Airlines (0.3%)
AMR Corp.*	20,709	140,407
Continental Airlines, Inc., Class B*	26,969	593,318
Copa Holdings S.A., Class A	3,798	167,947
Delta Air Lines, Inc.*	152,489	1,791,746
Southwest Airlines Co.	19,045	211,590
UAL Corp.*	24,300	499,608

		3,404,616

Building Products (0.1%)
Armstrong World Industries, Inc.*	331	9,990
Lennox International, Inc.	9,068	376,957
Masco Corp.	20,775	223,539
Owens Corning, Inc.*	12,196	364,782
USG Corp.*	5,300	64,024

		1,039,292

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	1,226	39,391
Copart, Inc.*	13,927	498,726
Corrections Corp. of America*	3,763	71,798
Covanta Holding Corp.*	1,400	23,226
Iron Mountain, Inc.	35,304	792,928
KAR Auction Services, Inc.*	700	8,659
Pitney Bowes, Inc.	28,600	628,056
R.R. Donnelley & Sons Co.	2,057	33,673
Republic Services, Inc.	18,706	556,130
Stericycle, Inc.*	16,371	1,073,610

	Number of Shares	Value (Note 1)

Waste Connections, Inc.*	11,863	$413,900

		4,140,097

Construction & Engineering (0.1%)
Aecom Technology Corp.*	6,026	138,960
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	7,900	148,599
Fluor Corp.	2,079	88,357
Jacobs Engineering Group, Inc.*	14,616	532,607
KBR, Inc.	1,700	34,578
Shaw Group, Inc.*	9,377	320,881

		1,263,982

Electrical Equipment (1.1%)
AMETEK, Inc.	20,488	822,593
Cooper Industries plc	32,400	1,425,600
Emerson Electric Co.	145,471	6,355,628
General Cable Corp.*	3,600	95,940
Hubbell, Inc., Class B	4,673	185,472
Regal-Beloit Corp.	6,200	345,836
Rockwell Automation, Inc.	27,512	1,350,564
Roper Industries, Inc.	18,173	1,016,961
Thomas & Betts Corp.*	1,753	60,829

		11,659,423

Industrial Conglomerates (1.9%)
3M Co.	137,741	10,880,162
Carlisle Cos., Inc.	811	29,301
General Electric Co.	478,400	6,898,528
McDermott International, Inc.*	35,204	762,519
Textron, Inc.	27,100	459,887
Tyco International Ltd.	14,300	503,789

		19,534,186

Machinery (3.4%)
Bucyrus International, Inc.	14,553	690,540
Caterpillar, Inc.	121,395	7,292,198
CNH Global N.V.*	800	18,120
Cummins, Inc.	38,786	2,526,132
Danaher Corp.	95,138	3,531,523
Deere & Co.	77,447	4,312,249
Donaldson Co., Inc.	14,890	635,058
Dover Corp.	22,779	951,934
Eaton Corp.	8,500	556,240
Flowserve Corp.	9,223	782,110
Gardner Denver, Inc.	9,600	428,064
Graco, Inc.	11,716	330,274
Harsco Corp.	1,163	27,331
IDEX Corp.	12,976	370,724
Illinois Tool Works, Inc.	85,100	3,512,928
Joy Global, Inc.	19,928	998,194
Kennametal, Inc.	11,800	300,074
Lincoln Electric Holdings, Inc.	8,200	418,118
Manitowoc Co., Inc.	25,300	231,242
Navistar International Corp.*	13,795	678,714
Oshkosh Corp.*	17,300	539,068
PACCAR, Inc.	70,491	2,810,476
Pall Corp.	22,568	775,662
Parker Hannifin Corp.	8,800	488,048
Pentair, Inc.	9,916	319,295
SPX Corp.	1,900	100,339
Timken Co.	12,300	319,677

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Toro Co.	6,463	$317,463
Valmont Industries, Inc.	4,268	310,113
WABCO Holdings, Inc.*	12,447	391,832
Wabtec Corp.	1,417	56,524

		35,020,264

Marine (0.0%)
Kirby Corp.*	688	26,316

Professional Services (0.3%)
Dun & Bradstreet Corp.	9,740	653,749
FTI Consulting, Inc.*	7,366	321,084
IHS, Inc., Class A*	9,317	544,299
Robert Half International, Inc.	28,905	680,712
Towers Watson & Co., Class A	1,300	50,505
Verisk Analytics, Inc., Class A*	19,891	594,741

		2,845,090

Road & Rail (0.3%)
Con-way, Inc.	828	24,857
Hertz Global Holdings, Inc.*	31,900	301,774
J.B. Hunt Transport Services, Inc.	17,570	574,012
Kansas City Southern*	11,669	424,168
Landstar System, Inc.	9,666	376,877
Ryder System, Inc.	5,400	217,242
Union Pacific Corp.	12,274	853,166

		2,772,096

Trading Companies & Distributors (0.3%)
Fastenal Co.	25,604	1,285,065
GATX Corp.	2,460	65,633
MSC Industrial Direct Co., Class A	8,477	429,445
W.W. Grainger, Inc.	11,946	1,188,029
WESCO International, Inc.*	2,676	90,101

		3,058,273

Total Industrials		131,225,406

Information Technology (31.4%)
Communications Equipment (3.9%)
Ciena Corp.*	17,797	225,666
Cisco Systems, Inc.*	1,103,043	23,505,846
F5 Networks, Inc.*	15,540	1,065,578
Harris Corp.	25,039	1,042,874
JDS Uniphase Corp.*	41,587	409,216
Juniper Networks, Inc.*	101,609	2,318,718
Polycom, Inc.*	16,400	488,556
QUALCOMM, Inc.	316,839	10,404,993

		39,461,447

Computers & Peripherals (8.0%)
Apple, Inc.*	175,822	44,224,508
Dell, Inc.*	328,660	3,963,640
Diebold, Inc.	2,739	74,638
EMC Corp.*	396,952	7,264,222
Hewlett-Packard Co.	452,929	19,602,767
NCR Corp.*	30,912	374,653
NetApp, Inc.*	66,526	2,482,085
QLogic Corp.*	21,517	357,612
SanDisk Corp.*	44,462	1,870,516
Seagate Technology*	67,954	886,120

	Number of Shares	Value (Note 1)

Teradata Corp.*	32,251	$983,010
Western Digital Corp.*	10,105	304,767

		82,388,538

Electronic Equipment, Instruments & Components (0.7%)
Agilent Technologies, Inc.*	67,247	1,911,832
Amphenol Corp., Class A	33,532	1,317,137
Arrow Electronics, Inc.*	2,492	55,696
AVX Corp.	663	8,500
Corning, Inc.	37,653	608,096
Dolby Laboratories, Inc., Class A*	10,374	650,346
FLIR Systems, Inc.*	29,606	861,239
Ingram Micro, Inc., Class A*	1,800	27,342
Itron, Inc.*	7,271	449,493
Jabil Circuit, Inc.	24,518	326,089
National Instruments Corp.	11,147	354,252
Trimble Navigation Ltd.*	23,384	654,752

		7,224,774

Internet Software & Services (2.8%)
Akamai Technologies, Inc.*	33,223	1,347,857
eBay, Inc.*	84,376	1,654,613
Equinix, Inc.*	8,721	708,320
Google, Inc., Class A*	47,092	20,953,585
IAC/InterActiveCorp*	6,811	149,638
Monster Worldwide, Inc.*	12,041	140,278
VeriSign, Inc.*	35,241	935,649
VistaPrint N.V.*	8,500	403,665
WebMD Health Corp.*	10,317	479,018
Yahoo!, Inc.*	112,804	1,560,079

		28,332,702

IT Services (6.0%)
Accenture plc, Class A	118,100	4,564,565
Alliance Data Systems Corp.*	10,340	615,437
Amdocs Ltd.*	11,158	299,592
Automatic Data Processing, Inc.	97,100	3,909,246
Broadridge Financial Solutions, Inc.	23,887	455,047
Cognizant Technology Solutions Corp., Class A*	57,807	2,893,819
DST Systems, Inc.	6,789	245,355
Fiserv, Inc.*	19,629	896,260
Gartner, Inc.*	14,100	327,825
Genpact Ltd.*	12,654	196,517
Global Payments, Inc.	15,756	575,724
Hewitt Associates, Inc., Class A*	17,980	619,591
International Business Machines Corp.	247,730	30,589,700
Lender Processing Services, Inc.	18,275	572,190
Mastercard, Inc., Class A	18,812	3,753,558
NeuStar, Inc., Class A*	14,450	297,959
Paychex, Inc.	62,280	1,617,412
SAIC, Inc.*	59,739	1,000,031
Visa, Inc., Class A	90,227	6,383,560
Western Union Co.	129,755	1,934,647

		61,748,035

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	6,307	160,008

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Semiconductors & Semiconductor Equipment (4.2%)
Advanced Micro Devices, Inc.*	44,423	$325,176
Altera Corp.	58,256	1,445,331
Analog Devices, Inc.	57,499	1,601,922
Applied Materials, Inc.	259,400	3,117,988
Atheros Communications, Inc.*	13,500	371,790
Atmel Corp.*	79,600	382,080
Avago Technologies Ltd.*	20,500	431,730
Broadcom Corp., Class A	95,837	3,159,746
Cree, Inc.*	20,803	1,248,804
Cypress Semiconductor Corp.*	31,651	317,776
First Solar, Inc.*	10,766	1,225,494
Intel Corp.	735,034	14,296,411
Intersil Corp., Class A	8,079	97,837
KLA-Tencor Corp.	1,800	50,184
Lam Research Corp.*	24,398	928,588
Linear Technology Corp.	43,215	1,201,809
Marvell Technology Group Ltd.*	104,497	1,646,873
Maxim Integrated Products, Inc.	58,378	976,664
MEMC Electronic Materials, Inc.*	18,264	180,448
Microchip Technology, Inc.	35,517	985,242
National Semiconductor Corp.	41,712	561,444
Novellus Systems, Inc.*	16,447	417,096
NVIDIA Corp.*	110,451	1,127,705
ON Semiconductor Corp.*	82,937	529,138
PMC-Sierra, Inc.*	2,300	17,296
Rambus, Inc.*	20,264	355,025
Silicon Laboratories, Inc.*	8,893	360,700
Skyworks Solutions, Inc.*	34,100	572,539
SunPower Corp., Class A*	7,342	88,838
Teradyne, Inc.*	34,807	339,368
Texas Instruments, Inc.	106,931	2,489,354
Varian Semiconductor Equipment Associates, Inc.*	14,358	411,500
Xilinx, Inc.	53,363	1,347,950

		42,609,846

Software (5.8%)
Activision Blizzard, Inc.	27,145	284,751
Adobe Systems, Inc.*	101,634	2,686,187
ANSYS, Inc.*	17,512	710,462
Autodesk, Inc.*	44,280	1,078,661
BMC Software, Inc.*	35,019	1,212,708
CA, Inc.	61,153	1,125,215
Cadence Design Systems, Inc.*	52,200	302,238
Citrix Systems, Inc.*	35,829	1,513,059
Compuware Corp.*	24,500	195,510
Electronic Arts, Inc.*	59,829	861,538
FactSet Research Systems, Inc.	9,069	607,532
Informatica Corp.*	17,700	422,676
Intuit, Inc.*	54,129	1,882,065
McAfee, Inc.*	30,146	926,085
MICROS Systems, Inc.*	15,514	494,431
Microsoft Corp.#	989,749	22,774,125
Nuance Communications, Inc.*	43,898	656,275
Oracle Corp.	735,731	15,788,787
Red Hat, Inc.*	36,451	1,054,892
Rovi Corp.*	19,693	746,562
Salesforce.com, Inc.*	22,196	1,904,861
Solera Holdings, Inc.	13,500	488,700

	Number of Shares	Value (Note 1)

Sybase, Inc.*	16,796	$1,086,029
Symantec Corp.*	14,439	200,413
Synopsys, Inc.*	1,752	36,564
VMware, Inc., Class A*	14,166	886,650

		59,926,976

Total Information Technology		321,852,326

Materials (4.6%)
Chemicals (2.6%)
Air Products & Chemicals, Inc.	40,992	2,656,692
Airgas, Inc.	16,100	1,001,420
Albemarle Corp.	17,682	702,152
Ashland, Inc.	1,324	61,460
Celanese Corp., Class A	30,192	752,083
CF Industries Holdings, Inc.	9,894	627,774
E.I. du Pont de Nemours & Co.	60,321	2,086,503
Eastman Chemical Co.	2,900	154,744
Ecolab, Inc.	45,068	2,024,004
FMC Corp.	9,629	552,993
International Flavors & Fragrances, Inc.	15,366	651,826
Lubrizol Corp.	13,205	1,060,494
Monsanto Co.	105,368	4,870,109
Mosaic Co.	30,570	1,191,619
Nalco Holding Co.	25,011	511,725
PPG Industries, Inc.	5,300	320,173
Praxair, Inc.	59,068	4,488,577
RPM International, Inc.	12,494	222,893
Scotts Miracle-Gro Co., Class A	8,893	394,938
Sherwin-Williams Co.	10,971	759,083
Sigma-Aldrich Corp.	21,624	1,077,524
Valspar Corp.	1,900	57,228

		26,226,014

Construction Materials (0.1%)
Eagle Materials, Inc.	8,444	218,953
Martin Marietta Materials, Inc.	8,836	749,381

		968,334

Containers & Packaging (0.2%)
Ball Corp.	3,762	198,747
Crown Holdings, Inc.*	31,203	781,323
Owens-Illinois, Inc.*	9,803	259,289
Pactiv Corp.*	23,013	640,912
Temple-Inland, Inc.	3,800	78,546

		1,958,817

Metals & Mining (1.6%)
AK Steel Holding Corp.	3,100	36,952
Alcoa, Inc.	28,560	287,314
Allegheny Technologies, Inc.	19,000	839,610
Carpenter Technology Corp.	8,500	279,055
Cliffs Natural Resources, Inc.	26,179	1,234,602
Compass Minerals International, Inc.	6,319	444,099
Freeport-McMoRan Copper & Gold, Inc.	83,613	4,944,037
Gerdau Ameristeel Corp.*	3,200	34,880
Newmont Mining Corp.	91,858	5,671,313
Nucor Corp.	26,100	999,108
Reliance Steel & Aluminum Co.	1,600	57,840

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Royal Gold, Inc.	1,422	$68,256
Schnitzer Steel Industries, Inc., Class A	853	33,437
Southern Copper Corp.	32,622	865,788
Titanium Metals Corp.*	16,500	290,235
United States Steel Corp.	5,200	200,460
Walter Energy, Inc.	8,199	498,909

		16,785,895

Paper & Forest Products (0.1%)
International Paper Co.	65,600	1,484,528

Total Materials		47,423,588

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	23,211	165,030
Level 3 Communications, Inc.*	123,400	134,506
tw telecom, Inc.*	29,257	488,007
Windstream Corp.	38,680	408,461

		1,196,004

Wireless Telecommunication Services (0.7%)
American Tower Corp., Class A*	77,920	3,467,440
Clearwire Corp., Class A*	22,300	162,344
Crown Castle International Corp.*	56,064	2,088,945
MetroPCS Communications, Inc.*	23,179	189,836
NII Holdings, Inc.*	25,489	828,902
SBA Communications Corp., Class A*	22,618	769,238

		7,506,705

Total Telecommunication Services		8,702,709

	Number of Shares	Value (Note 1)
Utilities (0.2%)
Electric Utilities (0.0%)
ITC Holdings Corp.	8,533	$451,481

Gas Utilities (0.1%)
EQT Corp.	26,713	965,408

Independent Power Producers & Energy Traders (0.1%)
Calpine Corp.*	31,329	398,505
Ormat Technologies, Inc.	1,935	54,741

		453,246

Total Utilities		1,870,135

Total Common Stocks (99.2%) (Cost $858,000,619)		1,017,740,222

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $3,166,955)	$3,166,955	3,166,955

Total Investments (99.5%) (Cost/Amortized Cost $861,167,574)		1,020,907,177
Other Assets Less Liabilities (0.5%)		5,422,350

Net Assets (100%)		$1,026,329,527

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $13,898,040.

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	114	September-10	$6,140,907	$5,851,620	$(289,287)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$143,169,874	$—	$—	$143,169,874
Consumer Staples	102,519,564	—	—	102,519,564
Energy	102,608,759	—	—	102,608,759
Financials	47,326,904	—	—	47,326,904
Health Care	111,040,957	—	—	111,040,957
Industrials	131,225,406	—	—	131,225,406
Information Technology	321,852,326	—	—	321,852,326
Materials	47,423,588	—	—	47,423,588
Telecommunication Services	8,702,709	—	—	8,702,709
Utilities	1,870,135	—	—	1,870,135
Short-Term Investments	—	3,166,955	—	3,166,955

Total Assets	$1,017,740,222	$3,166,955	$—	$1,020,907,177

Liabilities:
Futures	$(289,287)	$—	$—	$(289,287)

Total Liabilities	$(289,287)	$—	$—	$(289,287)

Total	$1,017,450,935	$3,166,955	$—	$1,020,617,890

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(289,287	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(289,287)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(435,379)	—	—	(435,379)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(435,379)	$—	$—	$(435,379)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(274,333)	—	—	(274,333)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(274,333)	$—	$—	$(274,333)

The Portfolio held futures contracts with an average notional balance of approximately $5,480,000 during the six months ended June 30, 2010.

^ This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$252,896,599
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$304,269,136

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$178,186,085
Aggregate gross unrealized depreciation	(26,656,421)

Net unrealized appreciation	$151,529,664

Federal income tax cost of investments	$869,377,513

The Portfolio has a net capital loss carryforward of $423,070,161 of which $250,494,433 expires in the year 2010, $103,882,638 expires in the year 2011 and $68,693,090 expires in the year 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $861,167,574)	$1,020,907,177
Cash	885,177
Receivable for securities sold	40,762,711
Dividends, interest and other receivables	1,231,322
Receivable from Separate Accounts for Trust shares sold	169,732
Other assets	7,719

Total assets	1,063,963,838

LIABILITIES
Payable for securities purchased	36,153,435
Payable to Separate Accounts for Trust shares redeemed	585,655
Investment management fees payable	312,977
Variation margin payable on futures contracts	265,524
Distribution fees payable - Class IB	111,495
Administrative fees payable	93,855
Trustees’ fees payable	2,499
Accrued expenses	108,871

Total liabilities	37,634,311

NET ASSETS	$1,026,329,527

Net assets were comprised of:
Paid in capital	$1,240,224,258
Accumulated undistributed net investment income (loss)	6,892,980
Accumulated undistributed net realized gain (loss) on investments and futures	(380,238,027)
Unrealized appreciation (depreciation) on investments and futures	159,450,316

Net assets	$1,026,329,527

Class IA
Net asset value, offering and redemption price per share, $515,155,330 / 73,503,070 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.01

Class IB
Net asset value, offering and redemption price per share, $511,174,197 / 74,545,889 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.86

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$9,115,075

EXPENSES
Investment management fees	1,990,230
Distribution fees - Class IB	713,245
Administrative fees	597,561
Custodian fees	82,894
Printing and mailing expenses	67,378
Professional fees	27,358
Trustees’ fees	13,605
Miscellaneous	19,511

Total expenses	3,511,782

NET INVESTMENT INCOME (LOSS)	5,603,293

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	51,474,146
Futures	(435,379)

Net realized gain (loss)	51,038,767

Change in unrealized appreciation (depreciation) on:
Securities	(144,007,859)
Futures	(274,333)

Net change in unrealized appreciation (depreciation)	(144,282,192)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(93,243,425)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(87,640,132)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,603,293	$23,793,115
Net realized gain (loss) on investments and futures	51,038,767	528,503,551
Net change in unrealized appreciation (depreciation) on investments and futures	(144,282,192)	295,850,737

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(87,640,132)	848,147,403

DIVIDENDS:
Dividends from net investment income
Class IA	—	(12,058,965)
Class IB	—	(10,516,308)

TOTAL DIVIDENDS	—	(22,575,273)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [1,157,403 and 336,970,526 shares, respectively]	8,921,301	1,721,311,451
Capital shares issued in reinvestment of dividends [0 and 1,628,571 shares, respectively]	—	12,058,965
Capital shares repurchased [(4,898,677) and (262,334,796) shares, respectively]	(37,506,478)	(1,832,806,848)

Total Class IA transactions	(28,585,177)	(99,436,432)

Class IB
Capital shares sold [3,875,764 and 11,044,763 shares, respectively]	29,225,937	70,291,073
Capital shares issued in reinvestment of dividends [0 and 1,448,912 shares, respectively]	—	10,516,308
Capital shares repurchased [(7,525,041) and (14,580,849) shares, respectively]	(56,221,742)	(89,763,820)

Total Class IB transactions	(26,995,805)	(8,956,439)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(55,580,982)	(108,392,871)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(143,221,114)	717,179,259
NET ASSETS:
Beginning of period	1,169,550,641	452,371,382

End of period (a)	1,026,329,527	$1,169,550,641

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,892,980	$1,289,687

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009	2008		2007	2006		2005
Net asset value, beginning of period	$7.60	$5.68	$8.95		$7.82	$7.85		$6.81

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.09 (e)	0.03	(e)	0.01 (e)	—	#(e)	(0.02	)(e)
Net realized and unrealized gain (loss) on investments and futures	(0.63)	1.99	(3.28)		1.12	(0.03)		1.06

Total from investment operations	(0.59)	2.08	(3.25)		1.13	(0.03)		1.04

Less distributions:
Dividends from net investment income	—	(0.16)	(0.02)		—	—		—

Net asset value, end of period	$7.01	$7.60	$5.68		$8.95	$7.82		$7.85

Total return (b)	(7.76)%	36.67%	(36.18	)%(k)	14.32%	(0.38)%		15.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$515,155	$587,223	$5,568		$7,442	$108,447		$294,078
Ratio of expenses to average net assets:
After waivers (a)	0.49%	0.50%	0.80%		0.80%	0.80%		0.80%
After waivers and fees paid indirectly (a)	0.49%	0.50%	0.68%		0.78%	0.78%		0.77%
Before waivers and fees paid indirectly (a)	0.49%	0.50%	1.01%		1.03%	0.98%		0.95%
Ratio of net investment income to average net assets:
After waivers (a)	1.11%	1.45%	0.31%		0.05%	(0.07)%		(0.25)%
After waivers and fees paid indirectly (a)	1.11%	1.45%	0.43%		0.07%	(0.05)%		(0.22)%
Before waivers and fees paid indirectly (a)	1.11%	1.45%	0.10%		(0.18)%	(0.25)%		(0.40)%
Portfolio turnover rate	23%	49%	131%		89%	83%		55%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009		2008		2007		2006		2005
Net asset value, beginning of period	$7.45	$5.57		$8.76		$7.68		$7.72		$6.72

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.09	(e)	0.01	(e)	(0.02	)(e)	(0.02	)(e)	(0.03	)(e)
Net realized and unrealized gain (loss) on investments and futures	(0.62)	1.93		(3.19)		1.10		(0.02)		1.03

Total from investment operations	(0.59)	2.02		(3.18)		1.08		(0.04)		1.00

Less distributions:
Dividends from net investment income	—	(0.14)		(0.01)		—		—		—

Net asset value, end of period	$6.86	$7.45		$5.57		$8.76		$7.68		$7.72

Total return (b)	(7.92)%	36.27%		(36.29	)%(l)	14.06%		(0.52)%		14.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$511,174	$582,328		$446,803		$754,477		$728,698		$801,981
Ratio of expenses to average net assets:
After waivers (a)	0.74%	0.75	%(c)	1.05%		1.05%		1.05%		1.05%
After waivers and fees paid indirectly (a)	0.74%	0.75	%(c)	0.93	%(c)	1.03	%(c)	1.03%		1.02%
Before waivers and fees paid indirectly (a)	0.74%	0.75	%(c)	1.26	%(c)	1.28%		1.23	%(c)	1.20%
Ratio of net investment income to average net assets:
After waivers (a)	0.86%	1.47%		0.05%		(0.20)%		(0.30)%		(0.50)%
After waivers and fees paid indirectly (a)	0.86%	1.47%		0.16%		(0.19)%		(0.28)%		(0.47)%
Before waivers and fees paid indirectly (a)	0.86%	1.47%		(0.17)%		(0.43)%		(0.50)%		(0.65)%
Portfolio turnover rate	23%	49%		131%		89%		83%		55%

#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(k)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (38.49)%.
(l)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (38.69)%.

See Notes to Financial Statements.

EQ/LARGE CAP GROWTH PLUS PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Information Technology	19.4%
Consumer Discretionary	11.1
Industrials	10.1
Exchange Traded Funds	9.1
Health Care	7.0
Financials	6.4
Materials	5.5
Consumer Staples	5.4
Energy	5.3
Telecommunication Services	0.4
Utilities	0.1
Cash and Other	20.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$909.70	$3.36
Hypothetical (5% average return before expenses)	1,000.00	1,021.27	3.56
Class IB
Actual	1,000.00	906.10	4.54
Hypothetical (5% average return before expenses)	1,000.00	1,020.03	4.81

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.71% and 0.96%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.1%)
Auto Components (0.3%)
Autoliv, Inc.*	3,745	$179,198
BorgWarner, Inc.*	14,001	522,797
Federal-Mogul Corp.*	627	8,164
Gentex Corp.	17,987	323,406
Goodyear Tire & Rubber Co.*	31,334	311,460
Johnson Controls, Inc.	81,827	2,198,692
Lear Corp.*	1,800	119,160
TRW Automotive Holdings Corp.*	6,855	188,992

		3,851,869

Automobiles (0.4%)
Ford Motor Co.*	430,192	4,336,335
Harley-Davidson, Inc.	30,371	675,147
Thor Industries, Inc.	4,321	102,624

		5,114,106

Distributors (0.0%)
LKQ Corp.*	18,422	355,176

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	16,699	709,207
Career Education Corp.*	8,422	193,874
DeVry, Inc.	8,215	431,205
Education Management Corp.*	3,300	50,325
H&R Block, Inc.	17,535	275,124
Hillenbrand, Inc.	8,032	171,804
ITT Educational Services, Inc.*	4,502	373,756
Strayer Education, Inc.	1,795	373,163
Weight Watchers International, Inc.	4,285	110,082

		2,688,540

Hotels, Restaurants & Leisure (2.7%)
Bally Technologies, Inc.*	7,123	230,714
Brinker International, Inc.	11,521	166,594
Burger King Holdings, Inc.	11,828	199,184
Carnival Corp.	21,092	637,822
Chipotle Mexican Grill, Inc.*	4,064	555,996
Choice Hotels International, Inc.	253	7,643
Darden Restaurants, Inc.	18,098	703,107
International Game Technology	38,452	603,696
International Speedway Corp., Class A	1,345	34,647
Las Vegas Sands Corp.*	40,800	903,312
Marriott International, Inc., Class A	35,003	1,047,990
McDonald’s Corp.	339,883	22,388,093
MGM MIRAGE*	5,676	54,717
Panera Bread Co., Class A*	3,947	297,170
Royal Caribbean Cruises Ltd.*	6,611	150,532
Starbucks Corp.	96,109	2,335,449
Starwood Hotels & Resorts Worldwide, Inc.	24,443	1,012,673
Wendy’s/Arby’s Group, Inc., Class A	16,283	65,132
WMS Industries, Inc.*	7,476	293,433

	Number of Shares	Value (Note 1)

Wynn Resorts Ltd.	71,590	$5,460,169
Yum! Brands, Inc.	60,272	2,353,019

		39,501,092

Household Durables (0.1%)
Fortune Brands, Inc.	2,377	93,131
Garmin Ltd.	882	25,737
Harman International Industries, Inc.*	4,267	127,541
Leggett & Platt, Inc.	11,364	227,962
Mohawk Industries, Inc.*	867	39,674
NVR, Inc.*	795	520,749
Tempur-Pedic International, Inc.*	9,338	287,143
Tupperware Brands Corp.	8,149	324,738
Whirlpool Corp.	4,147	364,189

		2,010,864

Internet & Catalog Retail (1.7%)
Amazon.com, Inc.*	138,801	15,165,397
Expedia, Inc.	10,895	204,608
Netflix, Inc.*	5,142	558,678
priceline.com, Inc.*	47,960	8,466,859

		24,395,542

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	16,829	691,672
Mattel, Inc.	27,285	577,351

		1,269,023

Media (1.6%)
CBS Corp.(Non- Voting), Class B	10,437	134,950
DIRECTV, Class A*	114,414	3,880,923
Discovery Communications, Inc., Class A*	26,808	957,314
DreamWorks Animation SKG, Inc., Class A*	9,563	273,024
Interactive Data Corp.	4,431	147,907
Interpublic Group of Cos., Inc.*	63,117	450,024
John Wiley & Sons, Inc., Class A	5,364	207,426
Lamar Advertising Co., Class A*	1,558	38,202
Madison Square Garden, Inc., Class A*	2,505	49,273
McGraw-Hill Cos., Inc.	28,567	803,875
Meredith Corp.	1,974	61,451
Morningstar, Inc.*	2,845	120,969
News Corp., Class A	61,608	736,832
Omnicom Group, Inc.	31,911	1,094,547
Regal Entertainment Group, Class A	2,395	31,231
Scripps Networks Interactive, Inc., Class A	11,553	466,048
Sirius XM Radio, Inc.*	501,208	475,897
Thomson Reuters Corp.	15,631	560,059
Time Warner, Inc.	30,285	875,539
Viacom, Inc., Class B	15,434	484,165
Walt Disney Co.	348,145	10,966,567

		22,816,223

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Multiline Retail (0.9%)
Big Lots, Inc.*	10,459	$335,629
Dollar General Corp.*	9,012	248,281
Dollar Tree, Inc.*	16,851	701,507
Family Dollar Stores, Inc.	17,422	656,635
J.C. Penney Co., Inc.	9,906	212,781
Kohl’s Corp.*	29,301	1,391,798
Macy’s, Inc.	5,390	96,481
Nordstrom, Inc.	168,998	5,440,046
Target Corp.	94,997	4,671,002

		13,754,160

Specialty Retail (2.3%)
Aaron’s, Inc.	5,232	89,310
Abercrombie & Fitch Co., Class A	8,692	266,757
Advance Auto Parts, Inc.	11,332	568,640
Aeropostale, Inc.*	12,054	345,227
American Eagle Outfitters, Inc.	6,665	78,314
AutoNation, Inc.*	3,185	62,108
AutoZone, Inc.*	3,589	693,467
Bed Bath & Beyond, Inc.*	33,893	1,256,752
Best Buy Co., Inc.	44,511	1,507,142
CarMax, Inc.*	28,848	574,075
Chico’s FAS, Inc.	23,052	227,754
Dick’s Sporting Goods, Inc.*	11,540	287,231
Gap, Inc.	52,712	1,025,776
Guess?, Inc.	8,181	255,574
Home Depot, Inc.	480,762	13,494,989
J. Crew Group, Inc.*	7,114	261,866
Limited Brands, Inc.	34,459	760,510
Lowe’s Cos., Inc.	141,835	2,896,271
Office Depot, Inc.*	4,429	17,893
O’Reilly Automotive, Inc.*	17,816	847,329
PetSmart, Inc.	15,262	460,455
Ross Stores, Inc.	15,784	841,129
Staples, Inc.	94,153	1,793,615
Tiffany & Co.	16,302	618,009
TJX Cos., Inc.	52,624	2,207,577
Tractor Supply Co.	4,688	285,827
Urban Outfitters, Inc.*	15,729	540,920
Williams-Sonoma, Inc.	12,418	308,215

		32,572,732

Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	39,354	1,438,389
Fossil, Inc.*	6,788	235,544
Hanesbrands, Inc.*	12,328	296,612
NIKE, Inc., Class B	134,373	9,076,896
Phillips-Van Heusen Corp.	7,287	337,169
Polo Ralph Lauren Corp.	7,194	524,874

		11,909,484

Total Consumer Discretionary		160,238,811

Consumer Staples (5.4%)
Beverages (1.3%)
Brown-Forman Corp., Class B	10,286	588,668
Coca-Cola Co.	202,687	10,158,673
Coca-Cola Enterprises, Inc.	25,204	651,775
Dr. Pepper Snapple Group, Inc.	9,698	362,608

	Number of Shares	Value (Note 1)

Hansen Natural Corp.*	7,215	$282,179
PepsiCo, Inc.	119,615	7,290,534

		19,334,437

Food & Staples Retailing (1.2%)
BJ’s Wholesale Club, Inc.*	671	24,834
Costco Wholesale Corp.	56,776	3,113,028
CVS Caremark Corp.	19,483	571,242
Kroger Co.	4,738	93,291
Sysco Corp.	76,308	2,180,119
Walgreen Co.	114,974	3,069,806
Wal-Mart Stores, Inc.	158,986	7,642,457
Whole Foods Market, Inc.*	18,046	650,017

		17,344,794

Food Products (1.1%)
Campbell Soup Co.	14,219	509,467
ConAgra Foods, Inc.	5,804	135,349
Flowers Foods, Inc.	3,666	89,560
General Mills, Inc.	50,928	1,808,963
Green Mountain Coffee Roasters, Inc.*	14,256	366,379
H.J. Heinz Co.	16,723	722,768
Hershey Co.	11,588	555,413
Kellogg Co.	29,717	1,494,765
McCormick & Co., Inc.(Non-Voting)	8,526	323,647
Mead Johnson Nutrition Co.	188,639	9,454,587
Sara Lee Corp.	60,817	857,520

		16,318,418

Household Products (0.7%)
Church & Dwight Co., Inc.	9,142	573,295
Clorox Co.	17,114	1,063,806
Colgate-Palmolive Co.	52,952	4,170,500
Kimberly-Clark Corp.	42,291	2,564,103
Procter & Gamble Co.	22,288	1,336,834

		9,708,538

Personal Products (0.2%)
Alberto-Culver Co.	2,460	66,641
Avon Products, Inc.	55,258	1,464,337
Estee Lauder Cos., Inc., Class A	14,222	792,592
Herbalife Ltd.	7,760	357,348

		2,680,918

Tobacco (0.9%)
Altria Group, Inc.	156,610	3,138,464
Philip Morris International, Inc.	201,133	9,219,937

		12,358,401

Total Consumer Staples		77,745,506

Energy (5.3%)
Energy Equipment & Services (1.0%)
Atwood Oceanics, Inc.*	1,461	37,285
Baker Hughes, Inc.	15,164	630,368
Cameron International Corp.*	17,985	584,872
Core Laboratories N.V.	2,880	425,117
Diamond Offshore Drilling, Inc.	2,881	179,169
Dresser-Rand Group, Inc.*	9,611	303,227
Exterran Holdings, Inc.*	836	21,577

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

FMC Technologies, Inc.*	15,683	$825,867
Halliburton Co.	116,773	2,866,777
Nabors Industries Ltd.*	14,679	258,644
Oil States International, Inc.*	407	16,109
Pride International, Inc.*	8,968	200,345
Rowan Cos., Inc.*	1,670	36,640
Schlumberger Ltd.	153,862	8,514,723
Superior Energy Services, Inc.*	729	13,610
Weatherford International Ltd.*	38,482	505,654

		15,419,984

Oil, Gas & Consumable Fuels (4.3%)
Alpha Natural Resources, Inc.*	2,075	70,280
Arch Coal, Inc.	14,817	293,525
Atlas Energy, Inc.*	7,385	199,912
Chevron Corp.	13,732	931,853
Cimarex Energy Co.	10,820	774,496
Concho Resources, Inc.*	11,809	653,392
ConocoPhillips	73,528	3,609,490
Consol Energy, Inc.	13,362	451,101
Continental Resources, Inc.*	3,599	160,587
El Paso Corp.	16,697	185,504
EOG Resources, Inc.	120,023	11,806,662
EXCO Resources, Inc.	18,935	276,640
Exxon Mobil Corp.	604,166	34,479,754
Forest Oil Corp.*	9,326	255,159
Frontline Ltd.	5,472	156,171
Holly Corp.	3,886	103,290
Marathon Oil Corp.	24,436	759,715
Mariner Energy, Inc.*	956	20,535
Murphy Oil Corp.	2,914	144,389
Occidental Petroleum Corp.	21,267	1,640,749
Petrohawk Energy Corp.*	27,669	469,543
Quicksilver Resources, Inc.*	938	10,318
Range Resources Corp.	20,564	825,645
SandRidge Energy, Inc.*	2,874	16,755
SM Energy Co.	5,508	221,201
Southwestern Energy Co.*	44,654	1,725,431
Ultra Petroleum Corp.*	19,632	868,716
Whiting Petroleum Corp.*	467	36,622
Williams Cos., Inc.	31,051	567,612

		61,715,047

Total Energy		77,135,031

Financials (6.4%)
Capital Markets (1.1%)
Affiliated Managers Group, Inc.*	5,746	349,184
Ameriprise Financial, Inc.	6,676	241,204
BlackRock, Inc.	1,522	218,255
Charles Schwab Corp.	127,626	1,809,737
Eaton Vance Corp.	15,217	420,141
Federated Investors, Inc., Class B	7,814	161,828
Franklin Resources, Inc.	19,178	1,652,952
GLG Partners, Inc.*	15,272	66,891
Goldman Sachs Group, Inc.	40,013	5,252,507
Greenhill & Co., Inc.	3,799	232,233
Invesco Ltd.	17,051	286,968
Janus Capital Group, Inc.	2,150	19,092
Lazard Ltd., Class A	11,864	316,887

	Number of Shares	Value (Note 1)

Morgan Stanley	57,337	$1,330,792
Northern Trust Corp.	12,446	581,228
SEI Investments Co.	19,299	392,928
T. Rowe Price Group, Inc.	33,480	1,486,177
TD Ameritrade Holding Corp.*	30,078	460,193
Waddell & Reed Financial, Inc., Class A	11,144	243,831

		15,523,028

Commercial Banks (2.8%)
Bank of Hawaii Corp.	1,989	96,168
ICICI Bank Ltd. (ADR)	109,211	3,946,886
PNC Financial Services Group, Inc.	114,664	6,478,516
U.S. Bancorp	541,580	12,104,313
Wells Fargo & Co.	661,928	16,945,357

		39,571,240

Consumer Finance (0.8%)
American Express Co.	298,848	11,864,266

Diversified Financial Services (0.8%)
Interactive Brokers Group, Inc., Class A*	1,358	22,543
IntercontinentalExchange, Inc.*	9,538	1,078,080
JPMorgan Chase & Co.	261,523	9,574,357
Moody’s Corp.	26,474	527,362
MSCI, Inc., Class A*	14,227	389,820
NASDAQ OMX Group, Inc.*	1,707	30,351
NYSE Euronext	7,270	200,870

		11,823,383

Insurance (0.4%)
ACE Ltd.	6,640	341,827
Aflac, Inc.	57,237	2,442,303
Arch Capital Group Ltd.*	391	29,129
Arthur J. Gallagher & Co.	3,357	81,844
Axis Capital Holdings Ltd.	4,643	137,990
Brown & Brown, Inc.	7,776	148,833
Endurance Specialty Holdings Ltd.	637	23,907
Erie Indemnity Co., Class A	2,661	121,075
Genworth Financial, Inc., Class A*	11,666	152,475
Hartford Financial Services Group, Inc.	4,812	106,489
Marsh & McLennan Cos., Inc.	64,369	1,451,521
MetLife, Inc.	23,775	897,744
Travelers Cos., Inc.	7,412	365,041
Validus Holdings Ltd.	1,172	28,620

		6,328,798

Real Estate Investment Trusts (REITs) (0.4%)
AMB Property Corp. (REIT)	2,017	47,823
Apartment Investment & Management Co. (REIT), Class A	7,430	143,919
Digital Realty Trust, Inc. (REIT)	9,486	547,153
Equity Residential (REIT)	2,336	97,271
Essex Property Trust, Inc. (REIT)	1,510	147,285

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Federal Realty Investment Trust (REIT)	4,733	$332,588
General Growth Properties, Inc. (REIT)	26,082	345,847
Plum Creek Timber Co., Inc. (REIT)	8,934	308,491
ProLogis (REIT)	3,811	38,606
Public Storage (REIT)	16,412	1,442,779
Rayonier, Inc. (REIT)	3,070	135,141
Simon Property Group, Inc. (REIT)	26,129	2,109,917
UDR, Inc. (REIT)	1,380	26,399
Ventas, Inc. (REIT)	5,503	258,366
Vornado Realty Trust (REIT)	1,875	136,781

		6,118,366

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	36,934	502,672
Jones Lang LaSalle, Inc.	5,422	355,900
St. Joe Co.*	10,733	248,576

		1,107,148

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial	176	5,836
Hudson City Bancorp, Inc.	5,113	62,583

		68,419

Total Financials		92,404,648

Health Care (7.0%)
Biotechnology (0.9%)
Abraxis Bioscience, Inc.*	353	26,193
Alexion Pharmaceuticals, Inc.*	11,555	591,500
Amylin Pharmaceuticals, Inc.*	18,523	348,232
BioMarin Pharmaceutical, Inc.*	13,106	248,490
Celgene Corp.*	59,446	3,021,046
Dendreon Corp.*	17,407	562,768
Genzyme Corp.*	26,195	1,329,920
Gilead Sciences, Inc.*	114,790	3,935,001
Human Genome Sciences, Inc.*	24,166	547,602
Myriad Genetics, Inc.*	12,609	188,504
Regeneron Pharmaceuticals, Inc.*	8,368	186,774
Talecris Biotherapeutics Holdings Corp.*	6,606	139,387
United Therapeutics Corp.*	6,390	311,896
Vertex Pharmaceuticals, Inc.*	26,081	858,065

		12,295,378

Health Care Equipment & Supplies (2.5%)
Alcon, Inc.	8,946	1,325,708
Baxter International, Inc.	64,087	2,604,496
Becton, Dickinson and Co.	30,097	2,035,159
C.R. Bard, Inc.	12,266	950,983
CareFusion Corp.*	5,082	115,361
Cooper Cos., Inc.	1,119	44,525
Covidien plc	64,659	2,597,999
DENTSPLY International, Inc.	18,783	561,800
Edwards Lifesciences Corp.*	14,615	818,732
Gen-Probe, Inc.*	6,398	290,597
Hill-Rom Holdings, Inc.	6,863	208,841

	Number of Shares	Value (Note 1)

Hospira, Inc.*	21,397	$1,229,258
IDEXX Laboratories, Inc.*	7,436	452,852
Intuitive Surgical, Inc.*	44,626	14,084,858
Inverness Medical Innovations, Inc.*	3,164	84,352
Kinetic Concepts, Inc.*	708	25,849
Medtronic, Inc.	109,264	3,963,005
ResMed, Inc.*	9,780	594,722
St. Jude Medical, Inc.*	42,150	1,521,193
Stryker Corp.	40,628	2,033,838
Teleflex, Inc.	802	43,533
Thoratec Corp.*	7,395	315,988
Varian Medical Systems, Inc.*	15,934	833,030

		36,736,679

Health Care Providers & Services (1.0%)
AmerisourceBergen Corp.	36,443	1,157,065
Brookdale Senior Living, Inc.*	1,512	22,680
Cardinal Health, Inc.	16,066	539,978
Community Health Systems, Inc.*	8,481	286,743
DaVita, Inc.*	13,401	836,759
Emdeon, Inc., Class A*	3,115	39,031
Emergency Medical Services Corp., Class A*	3,829	187,736
Express Scripts, Inc.*	70,699	3,324,267
Health Management Associates, Inc., Class A*	32,290	250,893
Henry Schein, Inc.*	11,786	647,052
Laboratory Corp. of America Holdings*	13,461	1,014,286
Lincare Holdings, Inc.*	12,820	416,762
McKesson Corp.	15,122	1,015,594
Medco Health Solutions, Inc.*	58,929	3,245,809
MEDNAX, Inc.*	5,730	318,645
Omnicare, Inc.	1,517	35,953
Patterson Cos., Inc.	13,172	375,797
Quest Diagnostics, Inc.	16,642	828,272
Tenet Healthcare Corp.*	45,080	195,647
Universal Health Services, Inc., Class B	775	29,566
VCA Antech, Inc.*	11,086	274,490

		15,043,025

Health Care Technology (0.1%)
Allscripts-Misys Healthcare Solutions, Inc.*	8,386	135,014
Cerner Corp.*	8,876	673,600
SXC Health Solutions Corp.*	3,949	289,264

		1,097,878

Life Sciences Tools & Services (0.3%)
Charles River Laboratories International, Inc.*	2,030	69,446
Covance, Inc.*	8,341	428,060
Illumina, Inc.*	15,775	686,686
Life Technologies Corp.*	16,676	787,941
Mettler-Toledo International, Inc.*	4,339	484,363
Millipore Corp.*	7,253	773,532
PerkinElmer, Inc.	6,914	142,912

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Pharmaceutical Product Development, Inc.	13,606	$345,728
Techne Corp.	4,808	276,220
Waters Corp.*	11,988	775,624

		4,770,512

Pharmaceuticals (2.2%)
Abbott Laboratories, Inc.	179,593	8,401,361
Allergan, Inc.	39,223	2,285,132
Eli Lilly and Co.	30,173	1,010,795
Johnson & Johnson	53,364	3,151,678
Merck & Co., Inc.	408,995	14,302,555
Mylan, Inc.*	33,544	571,590
Perrigo Co.	10,419	615,450
Valeant Pharmaceuticals International*	7,341	383,861
Warner Chilcott plc, Class A*	11,612	265,334

		30,987,756

Total Health Care		100,931,228

Industrials (10.1%)
Aerospace & Defense (3.0%)
Alliant Techsystems, Inc.*	3,885	241,103
Boeing Co.	79,307	4,976,514
General Dynamics Corp.	181,729	10,642,050
Goodrich Corp.	167,385	11,089,256
Honeywell International, Inc.	98,831	3,857,374
Lockheed Martin Corp.	31,299	2,331,776
Precision Castparts Corp.	18,315	1,884,980
Rockwell Collins, Inc.	10,678	567,322
Spirit AeroSystems Holdings, Inc., Class A*	2,064	39,340
TransDigm Group, Inc.	6,352	324,143
United Technologies Corp.	110,009	7,140,684

		43,094,542

Air Freight & Logistics (1.1%)
C.H. Robinson Worldwide, Inc.	21,397	1,190,957
Expeditors International of Washington, Inc.	27,459	947,610
FedEx Corp.	124,858	8,753,795
United Parcel Service, Inc., Class B	92,117	5,240,536
UTi Worldwide, Inc.	10,974	135,858

		16,268,756

Airlines (0.2%)
AMR Corp.*	13,853	93,923
Continental Airlines, Inc., Class B*	18,012	396,264
Copa Holdings S.A., Class A	2,521	111,479
Delta Air Lines, Inc.*	102,236	1,201,273
Southwest Airlines Co.	12,766	141,830
UAL Corp.*	16,258	334,265

		2,279,034

Building Products (0.1%)
Armstrong World Industries, Inc.*	213	6,428
Lennox International, Inc.	6,059	251,872
Masco Corp.	13,875	149,295

	Number of Shares	Value (Note 1)

Owens Corning, Inc.*	8,191	$244,993
USG Corp.*	3,559	42,993

		695,581

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	810	26,025
Copart, Inc.*	9,316	333,606
Corrections Corp. of America*	2,447	46,689
Covanta Holding Corp.*	968	16,059
Iron Mountain, Inc.	23,572	529,427
KAR Auction Services, Inc.*	326	4,033
Pitney Bowes, Inc.	19,140	420,314
R.R. Donnelley & Sons Co.	1,406	23,016
Republic Services, Inc.	12,515	372,071
Stericycle, Inc.*	10,915	715,806
Waste Connections, Inc.*	7,919	276,294

		2,763,340

Construction & Engineering (0.1%)
Aecom Technology Corp.*	4,030	92,932
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	5,278	99,279
Fluor Corp.	1,382	58,735
Jacobs Engineering Group, Inc.*	9,739	354,889
KBR, Inc.	1,201	24,428
Shaw Group, Inc.*	6,264	214,354

		844,617

Electrical Equipment (0.5%)
AMETEK, Inc.	13,717	550,738
Cooper Industries plc	21,609	950,796
Emerson Electric Co.	97,151	4,244,527
General Cable Corp.*	2,405	64,093
Hubbell, Inc., Class B	3,112	123,515
Regal-Beloit Corp.	4,162	232,156
Rockwell Automation, Inc.	18,393	902,913
Roper Industries, Inc.	12,121	678,291
Thomas & Betts Corp.*	1,183	41,050

		7,788,079

Industrial Conglomerates (0.9%)
3M Co.	91,922	7,260,919
Carlisle Cos., Inc.	556	20,088
General Electric Co.	319,506	4,607,277
McDermott International, Inc.*	23,550	510,093
Textron, Inc.	18,156	308,107
Tyco International Ltd.	9,550	336,446

		13,042,930

Machinery (2.5%)
Bucyrus International, Inc.	9,696	460,075
Caterpillar, Inc.	81,031	4,867,532
CNH Global N.V.*	566	12,820
Cummins, Inc.	25,873	1,685,109
Danaher Corp.	63,518	2,357,788
Deere & Co.	51,732	2,880,438
Donaldson Co., Inc.	9,944	424,112
Dover Corp.	15,224	636,211
Eaton Corp.	191,303	12,518,868
Flowserve Corp.	6,146	521,181
Gardner Denver, Inc.	6,389	284,886
Graco, Inc.	7,817	220,361

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Harsco Corp.	776	$18,236
IDEX Corp.	8,654	247,245
Illinois Tool Works, Inc.	56,844	2,346,520
Joy Global, Inc.	13,278	665,095
Kennametal, Inc.	7,886	200,541
Lincoln Electric Holdings, Inc.	5,493	280,088
Manitowoc Co., Inc.	16,935	154,786
Navistar International Corp.*	9,175	451,410
Oshkosh Corp.*	11,579	360,802
PACCAR, Inc.	47,069	1,876,641
Pall Corp.	15,079	518,265
Parker Hannifin Corp.	5,878	325,994
Pentair, Inc.	6,617	213,067
SPX Corp.	1,248	65,907
Timken Co.	8,219	213,612
Toro Co.	4,337	213,033
Valmont Industries, Inc.	2,858	207,662
WABCO Holdings, Inc.*	8,421	265,093
Wabtec Corp.	964	38,454

		35,531,832

Marine (0.0%)
Kirby Corp.*	451	17,251

Professional Services (0.1%)
Dun & Bradstreet Corp.	6,499	436,213
FTI Consulting, Inc.*	4,888	213,068
IHS, Inc., Class A*	6,247	364,950
Robert Half International, Inc.	19,350	455,693
Towers Watson & Co., Class A	838	32,556
Verisk Analytics, Inc., Class A*	13,326	398,447

		1,900,927

Road & Rail (1.3%)
Con-way, Inc.	553	16,601
Hertz Global Holdings, Inc.*	21,316	201,650
J.B. Hunt Transport Services, Inc.	11,758	384,134
Kansas City Southern*	7,786	283,021
Landstar System, Inc.	6,468	252,187
Ryder System, Inc.	3,616	145,472
Union Pacific Corp.	254,777	17,709,549

		18,992,614

Trading Companies & Distributors (0.1%)
Fastenal Co.	17,076	857,045
GATX Corp.	1,602	42,741
MSC Industrial Direct Co., Class A	5,632	285,317
W.W. Grainger, Inc.	7,983	793,909
WESCO International, Inc.*	1,772	59,663

		2,038,675

Total Industrials		145,258,178

Information Technology (19.4%)
Communications Equipment (2.5%)
Ciena Corp.*	11,940	151,399
Cisco Systems, Inc.*	1,206,370	25,707,745
F5 Networks, Inc.*	10,338	708,877
Harris Corp.	16,747	697,513
JDS Uniphase Corp.*	27,836	273,906
Juniper Networks, Inc.*	67,865	1,548,679

	Number of Shares	Value (Note 1)

Polycom, Inc.*	10,991	$327,422
QUALCOMM, Inc.	211,593	6,948,714

		36,364,255

Computers & Peripherals (6.0%)
Apple, Inc.*	243,739	61,307,671
Dell, Inc.*	219,487	2,647,013
Diebold, Inc.	1,826	49,758
EMC Corp.*	265,156	4,852,355
Hewlett-Packard Co.	302,498	13,092,113
NCR Corp.*	20,677	250,605
NetApp, Inc.*	44,570	1,662,907
QLogic Corp.*	14,411	239,511
SanDisk Corp.*	29,665	1,248,007
Seagate Technology*	45,391	591,899
Teradata Corp.*	21,528	656,173
Western Digital Corp.*	6,768	204,123

		86,802,135

Electronic Equipment, Instruments & Components (0.3%)
Agilent Technologies, Inc.*	45,061	1,281,084
Amphenol Corp., Class A	22,385	879,283
Arrow Electronics, Inc.*	1,720	38,442
AVX Corp.	467	5,987
Corning, Inc.	25,162	406,366
Dolby Laboratories, Inc., Class A*	6,906	432,937
FLIR Systems, Inc.*	19,777	575,313
Ingram Micro, Inc., Class A*	1,237	18,790
Itron, Inc.*	4,823	298,158
Jabil Circuit, Inc.	16,418	218,360
National Instruments Corp.	7,458	237,015
Trimble Navigation Ltd.*	15,645	438,060

		4,829,795

Internet Software & Services (2.9%)
Akamai Technologies, Inc.*	22,200	900,654
Baidu, Inc. (ADR)*	180,905	12,316,012
eBay, Inc.*	56,375	1,105,514
Equinix, Inc.*	5,871	476,843
Google, Inc., Class A*	54,964	24,456,232
IAC/InterActiveCorp*	4,586	100,754
Monster Worldwide, Inc.*	8,385	97,685
VeriSign, Inc.*	23,538	624,934
VistaPrint N.V.*	5,642	267,939
WebMD Health Corp.*	6,905	320,599
Yahoo!, Inc.*	75,391	1,042,657

		41,709,823

IT Services (2.9%)
Accenture plc, Class A	78,852	3,047,630
Alliance Data Systems Corp.*	6,920	411,878
Amdocs Ltd.*	7,455	200,167
Automatic Data Processing, Inc.	64,880	2,612,069
Broadridge Financial Solutions, Inc.	16,003	304,857
Cognizant Technology Solutions Corp., Class A*	38,622	1,933,417
DST Systems, Inc.	4,572	165,232
Fiserv, Inc.*	13,129	599,470
Gartner, Inc.*	9,429	219,224
Genpact Ltd.*	8,492	131,881

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Global Payments, Inc.	10,526	$384,620
Hewitt Associates, Inc., Class A*	12,076	416,139
International Business Machines Corp.	165,412	20,425,074
Lender Processing Services, Inc.	12,229	382,890
Mastercard, Inc., Class A	12,554	2,504,900
NeuStar, Inc., Class A*	9,668	199,354
Paychex, Inc.	41,629	1,081,105
SAIC, Inc.*	39,902	667,960
Visa, Inc., Class A	60,227	4,261,060
Western Union Co.	86,697	1,292,652

		41,241,579

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	4,257	108,000

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	29,666	217,155
Altera Corp.	38,911	965,382
Analog Devices, Inc.	38,435	1,070,799
Applied Materials, Inc.	173,270	2,082,705
Atheros Communications, Inc.*	9,019	248,383
Atmel Corp.*	53,185	255,288
Avago Technologies Ltd.*	13,692	288,354
Broadcom Corp., Class A	64,014	2,110,542
Cree, Inc.*	13,865	832,316
Cypress Semiconductor Corp.*	21,147	212,316
First Solar, Inc.*	7,151	813,998
Intel Corp.	490,914	9,548,277
Intersil Corp., Class A	5,694	68,954
KLA-Tencor Corp.	1,206	33,623
Lam Research Corp.*	16,320	621,139
Linear Technology Corp.	28,912	804,043
Marvell Technology Group Ltd.*	69,832	1,100,552
Maxim Integrated Products, Inc.	39,000	652,470
MEMC Electronic Materials, Inc.*	12,227	120,803
Microchip Technology, Inc.	23,765	659,241
National Semiconductor Corp.	28,139	378,751
Novellus Systems, Inc.*	10,989	278,681
NVIDIA Corp.*	73,808	753,580
ON Semiconductor Corp.*	55,418	353,567
PMC-Sierra, Inc.*	1,567	11,784
Rambus, Inc.*	13,534	237,116
Silicon Laboratories, Inc.*	5,934	240,683
Skyworks Solutions, Inc.*	22,804	382,879
SunPower Corp., Class A*	4,910	59,411
Teradyne, Inc.*	23,249	226,678
Texas Instruments, Inc.	71,416	1,662,565
Varian Semiconductor Equipment Associates, Inc.*	9,620	275,709
Xilinx, Inc.	35,685	901,403

		28,469,147

Software (2.8%)
Activision Blizzard, Inc.	18,126	190,142
Adobe Systems, Inc.*	67,902	1,794,650
ANSYS, Inc.*	11,673	473,574
Autodesk, Inc.*	29,573	720,398
BMC Software, Inc.*	23,413	810,792
CA, Inc.	40,848	751,603

	Number of Shares	Value (Note 1)

Cadence Design Systems, Inc.*	34,854	$201,805
Citrix Systems, Inc.*	23,960	1,011,831
Compuware Corp.*	16,399	130,864
Electronic Arts, Inc.*	39,970	575,568
FactSet Research Systems, Inc.	6,082	407,433
Informatica Corp.*	11,846	282,882
Intuit, Inc.*	36,181	1,258,013
McAfee, Inc.*	20,125	618,240
MICROS Systems, Inc.*	10,356	330,046
Microsoft Corp.	660,986	15,209,288
Nuance Communications, Inc.*	29,338	438,603
Oracle Corp.	491,390	10,545,229
Red Hat, Inc.*	24,331	704,139
Rovi Corp.*	13,164	499,047
Salesforce.com, Inc.*	14,775	1,267,990
Solera Holdings, Inc.	9,028	326,814
Sybase, Inc.*	11,204	724,451
Symantec Corp.*	9,682	134,386
Synopsys, Inc.*	1,195	24,940
VMware, Inc., Class A*	9,479	593,291

		40,026,019

Total Information Technology		279,550,753

Materials (5.5%)
Chemicals (3.7%)
Air Products & Chemicals, Inc.	27,392	1,775,276
Airgas, Inc.	10,767	669,707
Albemarle Corp.	11,789	468,141
Ashland, Inc.	901	41,824
Celanese Corp., Class A	20,207	503,356
CF Industries Holdings, Inc.	6,607	419,214
Dow Chemical Co.	711,695	16,881,405
E.I. du Pont de Nemours & Co.	40,321	1,394,703
Eastman Chemical Co.	1,932	103,092
Ecolab, Inc.	30,102	1,351,881
FMC Corp.	6,413	368,299
International Flavors & Fragrances, Inc.	10,257	435,102
Lubrizol Corp.	8,799	706,648
Monsanto Co.	163,396	7,552,163
Mosaic Co.	20,394	794,958
Nalco Holding Co.	16,710	341,887
Potash Corp. of Saskatchewan, Inc.	49,594	4,276,987
PPG Industries, Inc.	3,518	212,522
Praxair, Inc.	172,874	13,136,695
RPM International, Inc.	8,358	149,107
Scotts Miracle-Gro Co., Class A	5,924	263,085
Sherwin-Williams Co.	7,335	507,509
Sigma-Aldrich Corp.	14,451	720,093
Valspar Corp.	1,293	38,945

		53,112,599

Construction Materials (0.0%)
Eagle Materials, Inc.	5,654	146,608
Martin Marietta Materials, Inc.	5,861	497,072

		643,680

Containers & Packaging (0.1%)
Ball Corp.	2,500	132,075
Crown Holdings, Inc.*	20,894	523,185

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Owens-Illinois, Inc.*	6,573	$173,856
Pactiv Corp.*	15,393	428,695
Temple-Inland, Inc.	2,567	53,060

		1,310,871

Metals & Mining (1.6%)
AK Steel Holding Corp.	2,112	25,175
Alcoa, Inc.	19,091	192,055
Allegheny Technologies, Inc.	12,711	561,699
BHP Billiton plc (ADR)	242,238	12,460,723
Carpenter Technology Corp.	5,673	186,245
Cliffs Natural Resources, Inc.	17,469	823,838
Compass Minerals International, Inc.	4,221	296,652
Freeport-McMoRan Copper & Gold, Inc.	55,808	3,299,927
Gerdau Ameristeel Corp.*	2,173	23,686
Newmont Mining Corp.	61,363	3,788,552
Nucor Corp.	17,438	667,527
Reliance Steel & Aluminum Co.	1,081	39,078
Royal Gold, Inc.	869	41,712
Schnitzer Steel Industries, Inc., Class A	572	22,422
Southern Copper Corp.	21,819	579,076
Titanium Metals Corp.*	11,024	193,912
United States Steel Corp.	3,477	134,038
Walter Energy, Inc.	5,440	331,024

		23,667,341

Paper & Forest Products (0.1%)
International Paper Co.	43,814	991,511

Total Materials		79,726,002

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	15,679	111,478
Level 3 Communications, Inc.*	82,467	89,889
tw telecom, Inc.*	19,568	326,394
Windstream Corp.	25,865	273,135

		800,896

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	52,095	2,318,227
Clearwire Corp., Class A*	14,950	108,836
Crown Castle International Corp.*	37,464	1,395,909
MetroPCS Communications, Inc.*	15,498	126,929
NII Holdings, Inc.*	17,047	554,368
SBA Communications Corp., Class A*	15,093	513,313

		5,017,582

Total Telecommunication Services		5,818,478

Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	5,684	300,740

Gas Utilities (0.1%)
EQT Corp.	17,876	646,039

	Number of Shares	Value (Note 1)

Independent Power Producers & Energy Traders (0.0%)
Calpine Corp.*	20,938	$266,331
Ormat Technologies, Inc.	1,291	36,523

		302,854

Total Utilities		1,249,633

Total Common Stocks (70.7%) (Cost $912,077,626)		1,020,058,268

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (9.1%)
iShares Morningstar Large Core Index Fund	16,923	1,004,719
iShares Morningstar Large Growth Index Fund	804,865	41,861,029
iShares Morningstar Large Value Index Fund	162,568	7,993,469
iShares NYSE 100 Index Fund	11,194	558,916
iShares Russell 1000 Growth Index Fund	637,618	29,228,409
iShares Russell 1000 Index Fund	42,225	2,412,736
iShares Russell 1000 Value Index Fund	54,590	2,959,324
iShares S&P 100 Index Fund	47,087	2,206,968
iShares S&P 500 Growth Index Fund	682,750	36,144,785
iShares S&P 500 Index Fund	27,879	2,884,361
iShares S&P 500 Value Index Fund	77,104	3,828,985

Total Investment Companies (9.1%) (Cost $121,456,555)		131,083,701

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (17.6%)
BlackRock Liquidity Funds TempFund
0.16%‡	$254,031,186	254,031,186

Time Deposit (0.8%)
JPMorgan Chase Nassau 0.000%, 7/1/10	11,431,662	11,431,662

Total Short-Term Investments (18.4%) (Amortized Cost $265,462,848)		265,462,848

Total Investments (98.2%) (Cost/Amortized Cost $1,298,997,029)		1,416,604,817
Other Assets Less Liabilities (1.8%)		26,645,546

Net Assets (100%)		$1,443,250,363

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR—	American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$342,311,179	$88,279,993	$254,031,186	$47,499	$—

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	1,605	September-10	$58,747,034	$55,789,800	$(2,957,234)
S&P 500 E-Mini Index	4,390	September-10	237,839,472	225,338,700	(12,500,772)

					$(15,458,006)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (Including quoted prices for similar securities, Interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (Including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$160,238,811	$—	$—	$160,238,811
Consumer Staples	77,745,506	—	—	77,745,506
Energy	77,135,031	—	—	77,135,031
Financials	92,404,648	—	—	92,404,648
Health Care	100,931,228	—	—	100,931,228
Industrials	145,258,178	—	—	145,258,178
Information Technology	279,550,753	—	—	279,550,753
Materials	79,726,002	—	—	79,726,002
Telecommunication Services	5,818,478	—	—	5,818,478
Utilities	1,249,633	—	—	1,249,633
Investment Companies
Exchange Traded Funds (ETFs)	131,083,701	—	—	131,083,701
Short-Term Investments	—	265,462,848	—	265,462,848

Total Assets	$1,151,141,969	$265,462,848	$—	$1,416,604,817

Liabilities:
Futures	$(15,458,006)	$—	$—	$(15,458,006)

Total Liabilities	$(15,458,006)	$—	$—	$(15,458,006)

Total	$1,135,683,963	$265,462,848	$—	$1,401,146,811

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(15,458,006	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(15,458,006)

* Includes cumulative appreciation/depreciation of futures as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(22,063,810)	—	—	(22,063,810)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(22,063,810)	$—	$—	$(22,063,810)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(15,800,989)	—	—	(15,800,989)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(15,800,989)	$—	$—	$(15,800,989)

The Portfolio held futures contracts with an average notional balance of approximately $76,823,000 during the six months ended June 30, 2010.

This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$394,798,080
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$723,346,162

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,307,151
Aggregate gross unrealized depreciation	(38,184,700)

Net unrealized appreciation	$42,122,451

Federal income tax cost of investments	$1,374,482,366

The Portfolio has a net capital loss carryforward of $1,104,720,226 of which $430,153,032 expires in the year 2010, $51,610,054 expires in the year 2011, $58,268,818 expires in the year 2016, and $564,688,322 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $254,031,186)	$254,031,186
Unaffiliated Issuers (Cost $1,044,965,843)	1,162,573,631
Cash held as collateral at broker	29,328,000
Receivable for securities sold	2,387,624
Dividends, interest and other receivables	1,505,916
Receivable from Separate Accounts for Trust shares sold	186,723
Receivable from investment sub-advisor	20,440
Other assets	6,938

Total assets	1,450,040,458

LIABILITIES
Overdraft payable	248,998
Variation margin payable on futures contracts	2,727,886
Payable for securities purchased	1,546,442
Investment management fees payable	790,094
Payable to Separate Accounts for Trust shares redeemed	745,250
Administrative fees payable	200,509
Distribution fees payable - Class IB	129,304
Accrued expenses	401,612

Total liabilities	6,790,095

NET ASSETS	$1,443,250,363

Net assets were comprised of:
Paid in capital	$2,408,078,783
Accumulated undistributed net investment income (loss)	4,931,760
Accumulated undistributed net realized gains (losses) on investments and futures	(1,071,909,338)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	102,149,158

Net assets	$1,443,250,363

Class IA
Net asset value, offering and redemption price per share, $851,738,883 / 62,619,171 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.60

Class IB
Net asset value, offering and redemption price per share, $591,511,480 / 44,734,875 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.22

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,488 foreign withholding tax) ($47,499 of dividend income received from affiliates)	$11,045,933
Interest	283

Total income	11,046,216

EXPENSES
Investment management fees	3,997,477
Administrative fees	1,268,673
Distribution fees - Class IB	830,788
Recoupment fees	209,494
Printing and mailing expenses	94,624
Custodian fees	51,569
Trustees’ fees	19,046
Professional fees	17,821
Miscellaneous	25,564

Gross expenses	6,515,056
Less: Reimbursement from sub-advisor	(20,440)
Fees paid indirectly	(4,247)

Net expenses	6,490,369

NET INVESTMENT INCOME (LOSS)	4,555,847

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	130,703,085
Futures	(22,063,810)

Net realized gain (loss)	108,639,275

Change in unrealized appreciation (depreciation) on:
Securities	(243,861,541)
Foreign currency translations	(995)
Futures	(15,800,989)

Net change in unrealized appreciation (depreciation)	(259,663,525)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(151,024,250)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(146,468,403)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,555,847	$20,403,027
Net realized gain (loss) on investments, futures and foreign currency transactions	108,639,275	(489,606,629)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(259,663,525)	841,525,409

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(146,468,403)	372,321,807

DIVIDENDS:
Dividends from net investment income
Class IA	—	(12,813,760)
Class IB	—	(7,535,946)

TOTAL DIVIDENDS	—	(20,349,706)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [2,155,938 and 16,576,000 shares, respectively]	32,350,937	190,410,835
Capital shares issued in reinvestment of dividends [0 and 878,623 shares, respectively]	—	12,813,760
Capital shares repurchased [(2,387,008) and (167,320,264) shares, respectively]	(35,451,246)	(1,852,682,488)

Total Class IA transactions	(3,100,309)	(1,649,457,893)

Class IB
Capital shares sold [1,688,330 and 4,896,286 shares, respectively]	24,926,338	59,256,735
Capital shares issued in reinvestment of dividends [0 and 529,615 shares, respectively]	—	7,535,946
Capital shares repurchased [(3,498,149) and (7,976,883) shares, respectively]	(51,121,111)	(95,887,953)

Total Class IB transactions	(26,194,773)	(29,095,272)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(29,295,082)	(1,678,553,165)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(175,763,485)	(1,326,581,064)
NET ASSETS:
Beginning of period	1,619,013,848	2,945,594,912

End of period (a)	$1,443,250,363	$1,619,013,848

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,931,760	$375,913

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009	2008	2007	2006		2005
Net asset value, beginning of period	$14.95	$11.32	$18.12	$15.74	$14.57		$13.32

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.13 (e)	0.14 (e)	0.10	—	#(e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1.40)	3.71	(6.89)	2.39	1.17		1.26

Total from investment operations	(1.35)	3.84	(6.75)	2.49	1.17		1.25

Less distributions:
Dividends from net investment income	—	(0.21)	(0.05)	(0.11)	—		—

Net asset value, end of period	$13.60	$14.95	$11.32	$18.12	$15.74		$14.57

Total return (b)	(9.03)%	33.93%	(37.28)%	15.81%	8.03%		9.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$851,739	$939,856	$2,408,216	$7,371	$4,679		$3,304
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.71%	0.70%	0.73%	0.73%	0.77%		0.71%
After waivers, reimbursements and fees paid indirectly (a)	0.71%	0.69%	0.73%	0.58%	0.75%		0.68%
Before waivers, reimbursements and fees paid indirectly (a)	0.71%	0.70%	0.74%	0.74%	0.77%		0.71%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.66%	1.10%	0.18%	0.49%	(0.04)%		(0.11)%
After waivers, reimbursements and fees paid indirectly (a)	0.66%	1.10%	0.18%	0.64%	(0.02)%		(0.08)%
Before waivers, reimbursements and fees paid indirectly (a)	0.66%	1.10%	0.17%	0.49%	(0.04)%		(0.11)%
Portfolio turnover rate	27%	43%	33%	136%	130%		97%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009		2008		2007		2006		2005
Net asset value, beginning of period	$14.59	$10.95		$17.75		$15.40		$14.29		$13.11
Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.12	(e)	0.07	(e)	0.06		(0.04	)(e)	(0.04	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1.40)	3.68		(6.85)		2.35		1.15		1.22

Total from investment operations	(1.37)	3.80		(6.78)		2.41		1.11		1.18

Less distributions:
Dividends from net investment income	—	(0.16)		(0.02)		(0.06)		—		—

Net asset value, end of period	$13.22	$14.59		$10.95		$17.75		$15.40		$14.29

Total return (b)	(9.39)%	34.77%		(38.28)%		15.66%		7.77%		9.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$591,511	$679,158		$537,379		$978,032		$860,495		$916,611
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.96%	0.95	%(c)	0.98	%(c)	0.98	%(c)	1.02	%(c)	0.96%
After waivers, reimbursements and fees paid indirectly (a)	0.96%	0.94%		0.98	%(c)	0.83%		1.00	%(c)	0.93%
Before waivers, reimbursements and fees paid indirectly (a)	0.96%	0.95	%(c)	0.99	%(c)	0.99%		1.02	%(c)	0.96%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.44%	0.94%		0.48%		0.24%		(0.30)%		(0.36)%
After waivers, reimbursements and fees paid indirectly (a)	0.44%	0.95%		0.49%		0.39%		(0.28)%		(0.33)%
Before waivers, reimbursements and fees paid indirectly (a)	0.44%	0.94%		0.47%		0.23%		(0.30)%		(0.36)%
Portfolio turnover rate	27%	43%		33%		136%		130%		97%

#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/LARGE CAP VALUE INDEX PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Financials	28.0%
Health Care	13.2
Energy	10.4
Consumer Staples	10.3
Industrials	8.6
Consumer Discretionary	7.2
Utilities	7.2
Information Technology	5.4
Telecommunication Services	4.9
Materials	2.9
Cash and Other	1.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10- 6/30/10
Class IA
Actual	$1,000.00	$946.40	$2.90
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01
Class IB
Actual	1,000.00	944.10	4.10
Hypothetical (5% average return before expenses)	1,000.00	1,020.58	4.26

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.60% and 0.85%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.2%)
Auto Components (0.1%)
Autoliv, Inc.*	1,254	$60,004
BorgWarner, Inc.*	194	7,244
Federal-Mogul Corp.*	278	3,619
Johnson Controls, Inc.	826	22,195
Lear Corp.*	700	46,340
TRW Automotive Holdings Corp.*	600	16,542

		155,944

Distributors (0.1%)
Genuine Parts Co.	3,601	142,059

Diversified Consumer Services (0.1%)
Education Management Corp.*	300	4,575
H&R Block, Inc.	4,300	67,467
Service Corp. International	6,175	45,695

		117,737

Hotels, Restaurants & Leisure (0.4%)
Brinker International, Inc.	300	4,338
Carnival Corp.	6,014	181,863
Choice Hotels International, Inc.	494	14,924
Hyatt Hotels Corp., Class A*	1,000	37,090
International Speedway Corp., Class A	599	15,430
MGM MIRAGE*	5,052	48,701
Penn National Gaming, Inc.*	1,480	34,188
Royal Caribbean Cruises Ltd.*	1,740	39,620
Wendy’s/Arby’s Group, Inc., Class A	4,731	18,924
Wyndham Worldwide Corp.	3,983	80,218

		475,296

Household Durables (0.8%)
D.R. Horton, Inc.	6,450	63,403
Fortune Brands, Inc.	2,949	115,542
Garmin Ltd.	2,370	69,157
Harman International Industries, Inc.*	762	22,776
Jarden Corp.	2,065	55,487
KB Home	1,557	17,127
Leggett & Platt, Inc.	1,252	25,115
Lennar Corp., Class A	3,722	51,773
M.D.C. Holdings, Inc.	802	21,614
Mohawk Industries, Inc.*	1,080	49,421
Newell Rubbermaid, Inc.	6,168	90,300
Pulte Group, Inc.*	7,039	58,283
Stanley Black & Decker, Inc.	3,551	179,396
Toll Brothers, Inc.*	3,237	52,957
Whirlpool Corp.	957	84,044

		956,395

Internet & Catalog Retail (0.1%)
Expedia, Inc.	2,693	50,575
Liberty Media Corp. - Interactive, Class A*	13,181	138,400

		188,975

Leisure Equipment & Products (0.1%)
Mattel, Inc.	3,375	71,415

	Number of Shares	Value (Note 1)

Media (4.7%)
Cablevision Systems Corp. - New York Group, Class A	5,380	$129,174
CBS Corp., Class B	13,153	170,068
Central European Media Enterprises Ltd., Class A*	747	14,865
Clear Channel Outdoor Holdings, Inc., Class A*	838	7,274
Comcast Corp., Class A	62,008	1,077,079
Discovery Communications, Inc., Class A*	1,700	60,707
DISH Network Corp., Class A	4,484	81,385
Gannett Co., Inc.	5,414	72,872
Interactive Data Corp.	25	835
John Wiley & Sons, Inc., Class A	100	3,867
Lamar Advertising Co., Class A*	952	23,343
Liberty Global, Inc., Class A*	5,556	144,400
Liberty Media Corp. - Capital, Class A*	1,770	74,181
Liberty Media Corp. - Starz*	1,162	60,238
Madison Square Garden, Inc., Class A*	945	18,588
McGraw-Hill Cos., Inc.	2,100	59,094
Meredith Corp.	424	13,199
New York Times Co., Class A*	2,956	25,569
News Corp., Class A	39,824	476,295
Omnicom Group, Inc.	1,300	44,590
Regal Entertainment Group, Class A	865	11,280
Thomson Reuters Corp.	5,600	200,648
Time Warner Cable, Inc.	7,846	408,620
Time Warner, Inc.	19,884	574,846
Viacom, Inc., Class B	10,759	337,510
Virgin Media, Inc.	7,299	121,820
Walt Disney Co.	43,265	1,362,848
Washington Post Co., Class B	144	59,109

		5,634,304

Multiline Retail (0.3%)
J.C. Penney Co., Inc.	3,508	75,352
Kohl’s Corp.*	1,719	81,652
Macy’s, Inc.	8,334	149,179
Sears Holdings Corp.*	991	64,068

		370,251

Specialty Retail (0.4%)
Aaron’s, Inc.	700	11,949
Abercrombie & Fitch Co., Class A	420	12,890
American Eagle Outfitters, Inc.	3,500	41,125
AutoNation, Inc.*	1,072	20,904
Foot Locker, Inc.	3,481	43,930
GameStop Corp., Class A*	3,348	62,909
Gap, Inc.	1,187	23,099
Lowe’s Cos., Inc.	7,604	155,274
Office Depot, Inc.*	4,801	19,396
RadioShack Corp.	2,622	51,155
Signet Jewelers Ltd.*	2,008	55,220

		497,851

Textiles, Apparel & Luxury Goods (0.1%)
VF Corp.	1,972	140,367

Total Consumer Discretionary		8,750,594

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (10.3%)
Beverages (1.6%)
Brown-Forman Corp., Class B	542	$31,019
Central European Distribution Corp.*	1,378	29,462
Coca-Cola Co.	11,817	592,268
Coca-Cola Enterprises, Inc.	2,730	70,598
Constellation Brands, Inc., Class A*	4,240	66,229
Dr. Pepper Snapple Group, Inc.	3,723	139,203
Hansen Natural Corp.*	200	7,822
Molson Coors Brewing Co., Class B	2,710	114,795
PepsiCo, Inc.	15,100	920,345

		1,971,741

Food & Staples Retailing (1.8%)
BJ’s Wholesale Club, Inc.*	961	35,567
CVS Caremark Corp.	26,619	780,469
Kroger Co.	13,367	263,196
Safeway, Inc.	8,594	168,958
SUPERVALU, Inc.	4,713	51,089
Walgreen Co.	1,900	50,730
Wal-Mart Stores, Inc.	17,800	855,646

		2,205,655

Food Products (2.6%)
Archer-Daniels-Midland Co.	14,144	365,198
Bunge Ltd.	3,072	151,112
Campbell Soup Co.	1,437	51,488
ConAgra Foods, Inc.	8,831	205,939
Corn Products International, Inc.	1,635	49,540
Dean Foods Co.*	4,000	40,280
Del Monte Foods Co.	4,371	62,899
Flowers Foods, Inc.	1,032	25,212
General Mills, Inc.	5,968	211,983
H.J. Heinz Co.	4,154	179,536
Hershey Co.	1,479	70,888
Hormel Foods Corp.	1,394	56,429
J.M. Smucker Co.	2,621	157,837
Kellogg Co.	600	30,180
Kraft Foods, Inc., Class A	35,285	987,980
McCormick & Co., Inc. (Non-Voting)	1,500	56,940
Mead Johnson Nutrition Co.	3,874	194,165
Ralcorp Holdings, Inc.*	1,284	70,363
Sara Lee Corp.	4,202	59,248
Smithfield Foods, Inc.*	2,803	41,765
Tyson Foods, Inc., Class A	6,822	111,812

		3,180,794

Household Products (3.3%)
Clorox Co.	160	9,945
Colgate-Palmolive Co.	1,800	141,768
Energizer Holdings, Inc.*	1,542	77,532
Kimberly-Clark Corp.	1,863	112,954
Procter & Gamble Co.	59,602	3,574,927

		3,917,126

Personal Products (0.1%)
Alberto-Culver Co.	1,504	40,743
NBTY, Inc.*	1,288	43,805

		84,548

	Number of Shares	Value (Note 1)

Tobacco (0.9%)
Altria Group, Inc.	19,100	$382,764
Lorillard, Inc.	3,341	240,485
Philip Morris International, Inc.	6,400	293,376
Reynolds American, Inc.	3,692	192,427

		1,109,052

Total Consumer Staples		12,468,916

Energy (10.4%)
Energy Equipment & Services (1.4%)
Atwood Oceanics, Inc.*	981	25,035
Baker Hughes, Inc.	6,830	283,923
Cameron International Corp.*	2,300	74,796
Diamond Offshore Drilling, Inc.	1,000	62,190
Dresser-Rand Group, Inc.*	200	6,310
Exterran Holdings, Inc.*	1,218	31,436
Helmerich & Payne, Inc.	2,121	77,459
Nabors Industries Ltd.*	3,743	65,952
National Oilwell Varco, Inc.	9,266	306,427
Oceaneering International, Inc.*	1,200	53,880
Oil States International, Inc.*	1,089	43,103
Patterson-UTI Energy, Inc.	2,809	36,152
Pride International, Inc.*	2,016	45,037
Rowan Cos., Inc.*	2,166	47,522
SEACOR Holdings, Inc.*	538	38,015
Smith International, Inc.	5,475	206,134
Superior Energy Services, Inc.*	1,566	29,237
Tidewater, Inc.	1,164	45,070
Unit Corp.*	862	34,989
Weatherford International Ltd.*	9,700	127,458

		1,640,125

Oil, Gas & Consumable Fuels (9.0%)
Alpha Natural Resources, Inc.*	2,300	77,901
Anadarko Petroleum Corp.	10,904	393,525
Apache Corp.	7,438	626,205
Arch Coal, Inc.	1,094	21,672
Atlas Energy, Inc.*	500	13,535
Cabot Oil & Gas Corp.	2,334	73,101
Chesapeake Energy Corp.	14,353	300,695
Chevron Corp.	41,857	2,840,416
Cobalt International Energy, Inc.*	1,000	7,450
Comstock Resources, Inc.*	952	26,389
ConocoPhillips	20,242	993,680
Consol Energy, Inc.	2,700	91,152
Continental Resources, Inc.*	67	2,990
Denbury Resources, Inc.*	9,084	132,990
Devon Energy Corp.	9,794	596,651
El Paso Corp.	12,672	140,786
Exxon Mobil Corp.	9,167	523,165
Forest Oil Corp.*	896	24,515
Frontier Oil Corp.	2,283	30,706
Frontline Ltd.	181	5,166
Hess Corp.	6,401	322,226
Holly Corp.	300	7,974
Marathon Oil Corp.	11,483	357,006
Mariner Energy, Inc.*	2,072	44,507
Massey Energy Co.	2,312	63,233
Murphy Oil Corp.	3,698	183,236
Newfield Exploration Co.*	2,958	144,528
Noble Energy, Inc.	3,872	233,598
Occidental Petroleum Corp.	14,279	1,101,625

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Peabody Energy Corp.	5,900	$230,867
Petrohawk Energy Corp.*	1,900	32,243
Pioneer Natural Resources Co.	2,601	154,629
Plains Exploration & Production Co.*	3,061	63,087
Quicksilver Resources, Inc.*	2,400	26,400
SandRidge Energy, Inc.*	3,476	20,265
SM Energy Co.	474	19,036
Southern Union Co.	2,477	54,147
Spectra Energy Corp.	14,259	286,178
Sunoco, Inc.	2,741	95,305
Teekay Corp.	924	24,181
Tesoro Corp.	3,109	36,282
Valero Energy Corp.	12,488	224,534
Whiting Petroleum Corp.*	1,026	80,459
Williams Cos., Inc.	7,604	139,001

		10,867,237

Total Energy		12,507,362

Financials (28.0%)
Capital Markets (3.2%)
Ameriprise Financial, Inc.	4,499	162,549
Ares Capital Corp.	4,200	52,626
Bank of New York Mellon Corp.	26,668	658,433
BlackRock, Inc.	532	76,289
E*TRADE Financial Corp.*	4,800	56,736
Federated Investors, Inc., Class B	597	12,364
GLG Partners, Inc.*	300	1,314
Goldman Sachs Group, Inc.	11,356	1,490,702
Invesco Ltd.	6,679	112,408
Janus Capital Group, Inc.	3,715	32,989
Jefferies Group, Inc.	2,565	54,070
Legg Mason, Inc.	3,676	103,038
Morgan Stanley	20,977	486,876
Northern Trust Corp.	3,200	149,440
Raymond James Financial, Inc.	2,335	57,651
State Street Corp.	11,100	375,402

		3,882,887

Commercial Banks (5.8%)
Associated Banc-Corp	3,921	48,071
BancorpSouth, Inc.	1,837	32,846
Bank of Hawaii Corp.	762	36,843
BB&T Corp.	15,278	401,964
BOK Financial Corp.	553	26,251
CapitalSource, Inc.	7,107	33,829
CIT Group, Inc.*	4,400	148,984
City National Corp./California	985	50,462
Comerica, Inc.	3,845	141,611
Commerce Bancshares, Inc./Missouri	1,557	56,036
Cullen/Frost Bankers, Inc.	1,167	59,984
East West Bancorp, Inc.	3,300	50,325
Fifth Third Bancorp	17,485	214,891
First Citizens BancShares, Inc./North Carolina, Class A	144	27,696
First Horizon National Corp.*	4,698	53,790
Fulton Financial Corp.	4,512	43,541
Huntington Bancshares, Inc./Ohio	15,793	87,493
KeyCorp	19,407	149,240
M&T Bank Corp.	1,655	140,592

	Number of Shares	Value (Note 1)

Marshall & Ilsley Corp.	12,246	$87,926
PNC Financial Services Group, Inc.	11,618	656,417
Popular, Inc.*	13,779	36,928
Regions Financial Corp.	26,885	176,903
SunTrust Banks, Inc.	11,012	256,580
Synovus Financial Corp.	17,239	43,787
TCF Financial Corp.	3,108	51,624
U.S. Bancorp	42,170	942,500
Valley National Bancorp	3,802	51,783
Wells Fargo & Co.	107,224	2,744,934
Wilmington Trust Corp.	2,048	22,712
Zions Bancorp	3,645	78,623

		6,955,166

Consumer Finance (0.6%)
AmeriCredit Corp.*	1,313	23,923
Capital One Financial Corp.	10,011	403,443
Discover Financial Services	12,205	170,626
SLM Corp.*	10,695	111,121

		709,113

Diversified Financial Services (7.3%)
Bank of America Corp.	220,922	3,174,649
Citigroup, Inc.*	465,911	1,751,825
CME Group, Inc.	1,478	416,131
Interactive Brokers Group, Inc., Class A*	862	14,309
JPMorgan Chase & Co.	87,590	3,206,670
Leucadia National Corp.*	4,342	84,713
NASDAQ OMX Group, Inc.*	2,726	48,468
NYSE Euronext	4,413	121,931

		8,818,696

Insurance (7.5%)
ACE Ltd.	6,300	324,324
Aflac, Inc.	600	25,602
Alleghany Corp.*	154	45,168
Allied World Assurance Co. Holdings Ltd./Bermuda	1,119	50,780
Allstate Corp.	11,876	341,198
American Financial Group, Inc./Ohio	1,897	51,826
American International Group, Inc.*	2,614	90,026
American National Insurance Co.	112	9,069
Aon Corp.	5,982	222,052
Arch Capital Group Ltd.*	1,077	80,237
Arthur J. Gallagher & Co.	1,755	42,787
Aspen Insurance Holdings Ltd.	1,824	45,126
Assurant, Inc.	2,602	90,289
Assured Guaranty Ltd.	4,100	54,407
Axis Capital Holdings Ltd.	2,103	62,501
Berkshire Hathaway, Inc., Class B*	38,100	3,036,189
Brown & Brown, Inc.	1,182	22,623
Chubb Corp.	7,215	360,822
Cincinnati Financial Corp.	3,190	82,525
CNA Financial Corp.*	297	7,591
Endurance Specialty Holdings Ltd.	875	32,839
Erie Indemnity Co., Class A	226	10,283
Everest Reinsurance Group Ltd.	1,272	89,956
Fidelity National Financial, Inc., Class A	4,485	58,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Genworth Financial, Inc., Class A*	8,764	$114,546
Hanover Insurance Group, Inc.	1,074	46,719
Hartford Financial Services Group, Inc.	8,988	198,904
HCC Insurance Holdings, Inc.	2,478	61,355
Lincoln National Corp.	6,616	160,703
Loews Corp.	6,965	232,004
Markel Corp.*	224	76,160
Marsh & McLennan Cos., Inc.	928	20,926
MBIA, Inc.*	2,842	15,944
Mercury General Corp.	584	24,201
MetLife, Inc.	8,884	335,460
Old Republic International Corp.	5,437	65,951
OneBeacon Insurance Group Ltd., Class A	519	7,432
PartnerReinsurance Ltd.	1,702	119,378
Principal Financial Group, Inc.	7,000	164,080
Progressive Corp.	14,807	277,187
Protective Life Corp.	1,878	40,170
Prudential Financial, Inc.	10,241	549,532
Reinsurance Group of America, Inc.	1,485	67,879
RenaissanceReinsurance Holdings Ltd.	1,350	75,965
StanCorp Financial Group, Inc.	1,096	44,432
Symetra Financial Corp.	500	6,000
Torchmark Corp.	1,839	91,049
Transatlantic Holdings, Inc.	1,407	67,480
Travelers Cos., Inc.	9,624	473,982
Unitrin, Inc.	919	23,526
Unum Group	7,325	158,953
Validus Holdings Ltd.	1,763	43,052
W.R. Berkley Corp.	2,797	74,009
Wesco Financial Corp.	68	21,978
White Mountains Insurance Group Ltd.	161	52,196
XL Capital Ltd., Class A	7,564	121,100

		9,068,733

Real Estate Investment Trusts (REITs) (3.2%)
Alexandria Real Estate Equities, Inc. (REIT)	986	62,483
AMB Property Corp. (REIT)	3,311	78,504
Annaly Capital Management, Inc. (REIT)	12,545	215,147
Apartment Investment & Management Co. (REIT), Class A	1,332	25,801
AvalonBay Communities, Inc. (REIT)	1,844	172,174
Boston Properties, Inc. (REIT)	3,021	215,518
Brandywine Realty Trust (REIT)	2,793	30,025
BRE Properties, Inc. (REIT)	1,454	53,696
Camden Property Trust (REIT)	1,500	61,275
Chimera Investment Corp. (REIT)	17,348	62,626
Corporate Office Properties Trust/Maryland (REIT)	1,252	47,275
Developers Diversified Realty Corp. (REIT)	4,400	43,560
Digital Realty Trust, Inc. (REIT)	100	5,768
Douglas Emmett, Inc. (REIT)	2,633	37,441
Duke Realty Corp. (REIT)	5,263	59,735

	Number of Shares	Value (Note 1)

Equity Residential (REIT)	5,845	$243,386
Essex Property Trust, Inc. (REIT)	429	41,845
Federal Realty Investment Trust (REIT)	510	35,838
General Growth Properties, Inc. (REIT)	1,000	13,260
HCP, Inc. (REIT)	6,445	207,851
Health Care REIT, Inc. (REIT)	2,748	115,746
Hospitality Properties Trust (REIT)	2,910	61,401
Host Hotels & Resorts, Inc. (REIT)	14,469	195,042
HRPT Properties Trust (REIT)*	5,891	36,583
Kimco Realty Corp. (REIT)	8,922	119,912
Liberty Property Trust (REIT)	2,643	76,251
Macerich Co. (REIT)	2,939	109,683
Mack-Cali Realty Corp. (REIT)	1,895	56,338
Nationwide Health Properties, Inc. (REIT)	2,634	94,218
Piedmont Office Realty Trust, Inc. (REIT), Class A	900	16,857
Plum Creek Timber Co., Inc. (REIT)	2,075	71,650
ProLogis (REIT)	9,807	99,345
Public Storage (REIT)	300	26,373
Rayonier, Inc. (REIT)	1,270	55,905
Realty Income Corp. (REIT)	2,403	72,883
Regency Centers Corp. (REIT)	1,892	65,085
Senior Housing Properties Trust (REIT)	2,999	60,310
Simon Property Group, Inc. (REIT)	2,034	164,245
SL Green Realty Corp. (REIT)	1,791	98,577
Taubman Centers, Inc. (REIT)	1,149	43,237
UDR, Inc. (REIT)	3,327	63,645
Ventas, Inc. (REIT)	2,520	118,314
Vornado Realty Trust (REIT)	3,269	238,474
Weingarten Realty Investors (REIT)	2,535	48,292

		3,821,574

Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc., Class A*	2,377	26,908
St. Joe Co.*	200	4,632

		31,540

Thrifts & Mortgage Finance (0.4%)
Capitol Federal Financial	400	13,264
First Niagara Financial Group, Inc.	4,994	62,575
Hudson City Bancorp, Inc.	9,481	116,047
New York Community Bancorp, Inc.	9,880	150,868
People’s United Financial, Inc.	8,344	112,644
TFS Financial Corp.	1,601	19,868
Washington Federal, Inc.	2,439	39,463

		514,729

Total Financials		33,802,438

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care (13.2%)
Biotechnology (1.3%)
Abraxis Bioscience, Inc.*	100	$7,420
Amgen, Inc.*	21,100	1,109,860
Biogen Idec, Inc.*	5,900	279,955
Cephalon, Inc.*	1,700	96,475
Genzyme Corp.*	1,400	71,078

		1,564,788

Health Care Equipment & Supplies (0.9%)
Baxter International, Inc.	2,200	89,408
Beckman Coulter, Inc.	1,500	90,435
Boston Scientific Corp.*	33,388	193,650
CareFusion Corp.*	3,109	70,574
Cooper Cos., Inc.	842	33,503
Hill-Rom Holdings, Inc.	200	6,086
Hologic, Inc.*	5,392	75,111
Inverness Medical Innovations, Inc.*	1,337	35,644
Kinetic Concepts, Inc.*	1,217	44,433
Medtronic, Inc.	5,600	203,112
Teleflex, Inc.	702	38,105
Zimmer Holdings, Inc.*	4,500	243,225

		1,123,286

Health Care Providers & Services (2.1%)
Aetna, Inc.	9,322	245,914
Brookdale Senior Living, Inc.*	1,611	24,165
Cardinal Health, Inc.	5,218	175,377
CIGNA Corp.	5,886	182,819
Community Health Systems, Inc.*	626	21,165
Coventry Health Care, Inc.*	3,287	58,114
Emdeon, Inc., Class A*	200	2,506
Health Net, Inc.*	2,296	55,954
Humana, Inc.*	3,714	169,618
LifePoint Hospitals, Inc.*	1,322	41,511
Lincare Holdings, Inc.*	1	16
McKesson Corp.	3,356	225,389
MEDNAX, Inc.*	89	4,949
Omnicare, Inc.	2,385	56,525
Quest Diagnostics, Inc.	400	19,908
Tenet Healthcare Corp.*	3,324	14,426
UnitedHealth Group, Inc.	25,077	712,187
Universal Health Services, Inc., Class B	1,798	68,594
WellPoint, Inc.*	9,286	454,364

		2,533,501

Life Sciences Tools & Services (0.5%)
Bio-Rad Laboratories, Inc., Class A*	400	34,596
Charles River Laboratories International, Inc.*	1,157	39,581
Life Technologies Corp.*	1,165	55,046
PerkinElmer, Inc.	1,392	28,773
Thermo Fisher Scientific, Inc.*	9,032	443,019

		601,015

Pharmaceuticals (8.4%)
Abbott Laboratories, Inc.	3,300	154,374
Bristol-Myers Squibb Co.	37,924	945,825
Eli Lilly and Co.	17,244	577,674

	Number of Shares	Value (Note 1)

Endo Pharmaceuticals Holdings, Inc.*	2,673	$58,325
Forest Laboratories, Inc.*	6,798	186,469
Johnson & Johnson	51,616	3,048,441
King Pharmaceuticals, Inc.*	5,825	44,212
Merck & Co., Inc.	68,707	2,402,684
Mylan, Inc.*	1,075	18,318
Pfizer, Inc.	177,613	2,532,761
Watson Pharmaceuticals, Inc.*	2,525	102,439

		10,071,522

Total Health Care		15,894,112

Industrials (8.6%)
Aerospace & Defense (1.9%)
Alliant Techsystems, Inc.*	100	6,206
BE Aerospace, Inc.*	2,123	53,988
Boeing Co.	3,224	202,306
General Dynamics Corp.	7,564	442,948
Goodrich Corp.	2,000	132,500
ITT Corp.	4,044	181,657
L-3 Communications Holdings, Inc.	2,568	181,917
Lockheed Martin Corp.	1,500	111,750
Northrop Grumman Corp.	6,643	361,645
Raytheon Co.	8,434	408,121
Rockwell Collins, Inc.	1,600	85,008
Spirit AeroSystems Holdings, Inc., Class A*	2,019	38,482
United Technologies Corp.	1,784	115,799

		2,322,327

Air Freight & Logistics (0.1%)
FedEx Corp.	2,469	173,102
UTi Worldwide, Inc.	46	569

		173,671

Airlines (0.2%)
AMR Corp.*	5,000	33,900
Copa Holdings S.A., Class A	200	8,844
Southwest Airlines Co.	14,234	158,140
UAL Corp.*	900	18,504

		219,388

Building Products (0.1%)
Armstrong World Industries, Inc.*	285	8,601
Masco Corp.	5,568	59,912
Owens Corning, Inc.*	1,017	30,419
USG Corp.*	867	10,473

		109,405

Commercial Services & Supplies (0.7%)
Avery Dennison Corp.	2,189	70,333
Cintas Corp.	2,642	63,329
Corrections Corp. of America*	2,216	42,281
Covanta Holding Corp.*	2,734	45,357
KAR Auction Services, Inc.*	500	6,185
Pitney Bowes, Inc.	1,340	29,426
R.R. Donnelley & Sons Co.	4,337	70,997
Republic Services, Inc.	5,002	148,709
Waste Connections, Inc.*	415	14,479
Waste Management, Inc.	10,633	332,707

		823,803

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Construction & Engineering (0.4%)
Aecom Technology Corp.*	1,500	$34,590
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	1,300	24,453
Fluor Corp.	3,700	157,250
Jacobs Engineering Group, Inc.*	1,100	40,084
KBR, Inc.	3,342	67,976
Quanta Services, Inc.*	4,858	100,318
Shaw Group, Inc.*	745	25,494
URS Corp.*	1,668	65,636

		515,801

Electrical Equipment (0.1%)
General Cable Corp.*	703	18,735
Hubbell, Inc., Class B	788	31,276
Regal-Beloit Corp.	100	5,578
Thomas & Betts Corp.*	832	28,870

		84,459

Industrial Conglomerates (2.5%)
Carlisle Cos., Inc.	1,139	41,152
General Electric Co.	180,624	2,604,598
McDermott International, Inc.*	1,100	23,826
Textron, Inc.	2,906	49,315
Tyco International Ltd.	9,600	338,208

		3,057,099

Machinery (0.9%)
AGCO Corp.*	2,028	54,695
CNH Global N.V.*	500	11,325
Crane Co.	1,046	31,600
Danaher Corp.	916	34,002
Deere & Co.	573	31,905
Dover Corp.	1,514	63,270
Eaton Corp.	2,741	179,371
Flowserve Corp.	200	16,960
Gardner Denver, Inc.	64	2,854
Harsco Corp.	1,638	38,493
IDEX Corp.	301	8,599
Ingersoll-Rand plc	7,100	244,879
Kennametal, Inc.	439	11,164
Parker Hannifin Corp.	2,500	138,650
Pentair, Inc.	1,020	32,844
Snap-On, Inc.	1,303	53,306
SPX Corp.	855	45,152
Terex Corp.*	2,582	48,387
Timken Co.	462	12,007
Trinity Industries, Inc.	1,704	30,195
Wabtec Corp.	900	35,901

		1,125,559

Marine (0.1%)
Alexander & Baldwin, Inc.	871	25,938
Kirby Corp.*	952	36,414

		62,352

Professional Services (0.2%)
Equifax, Inc.	2,826	79,297
FTI Consulting, Inc.*	200	8,718
Manpower, Inc.	1,848	79,797
Towers Watson & Co., Class A	800	31,080

		198,892

	Number of Shares	Value (Note 1)

Road & Rail (1.4%)
Con-way, Inc.	886	$26,598
CSX Corp.	8,568	425,230
Hertz Global Holdings, Inc.*	600	5,676
Kansas City Southern*	891	32,388
Norfolk Southern Corp.	8,178	433,843
Ryder System, Inc.	558	22,448
Union Pacific Corp.	9,740	677,027

		1,623,210

Trading Companies & Distributors (0.0%)
GATX Corp.	583	15,554
WESCO International, Inc.*	470	15,825

		31,379

Total Industrials		10,347,345

Information Technology (5.4%)
Communications Equipment (0.4%)
Brocade Communications Systems, Inc.*	9,823	50,687
CommScope, Inc.*	2,047	48,657
EchoStar Corp., Class A*	776	14,806
Motorola, Inc.*	51,141	333,439
Tellabs, Inc.	8,510	54,379

		501,968

Computers & Peripherals (0.2%)
Diebold, Inc.	1,171	31,910
Lexmark International, Inc., Class A*	1,773	58,562
Seagate Technology*	2,949	38,455
Western Digital Corp.*	3,860	116,418

		245,345

Electronic Equipment, Instruments & Components (0.7%)
Arrow Electronics, Inc.*	2,374	53,059
Avnet, Inc.*	3,349	80,744
AVX Corp.	791	10,141
Corning, Inc.	30,102	486,147
Ingram Micro, Inc., Class A*	3,599	54,669
Itron, Inc.*	26	1,607
Jabil Circuit, Inc.	1,116	14,843
Molex, Inc.	2,898	52,859
Tech Data Corp.*	1,110	39,538
Vishay Intertechnology, Inc.*	3,167	24,513

		818,120

Internet Software & Services (0.5%)
AOL, Inc.*	2,434	50,603
eBay, Inc.*	15,676	307,406
IAC/InterActiveCorp*	1,163	25,551
Monster Worldwide, Inc.*	1,126	13,118
Yahoo!, Inc.*	17,621	243,699

		640,377

IT Services (0.5%)
Amdocs Ltd.*	3,275	87,934
Broadridge Financial Solutions, Inc.	249	4,743
Computer Sciences Corp.	3,482	157,561
Convergys Corp.*	1,795	17,609

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

CoreLogic, Inc.	2,267	$40,035
Fidelity National Information Services, Inc.	7,281	195,276
Fiserv, Inc.*	1,100	50,226
Total System Services, Inc.	3,665	49,844

		603,228

Office Electronics (0.2%)
Xerox Corp.	30,411	244,504
Zebra Technologies Corp., Class A*	223	5,658

		250,162

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.*	8,118	59,424
Atmel Corp.*	1,080	5,184
Fairchild Semiconductor International, Inc.*	2,644	22,236
Intel Corp.	38,691	752,540
International Rectifier Corp.*	1,533	28,529
Intersil Corp., Class A	1,348	16,324
KLA-Tencor Corp.	3,586	99,978
LSI Corp.*	14,994	68,972
MEMC Electronic Materials, Inc.*	2,900	28,652
Micron Technology, Inc.*	18,859	160,113
National Semiconductor Corp.	500	6,730
Novellus Systems, Inc.*	267	6,771
PMC-Sierra, Inc.*	4,811	36,179
SunPower Corp., Class A*	1,300	15,730
Texas Instruments, Inc.	14,700	342,216

		1,649,578

Software (1.5%)
Activision Blizzard, Inc.	8,368	87,780
CA, Inc.	1,607	29,569
Compuware Corp.*	2,151	17,165
Electronic Arts, Inc.*	400	5,760
Microsoft Corp.	55,800	1,283,958
Novell, Inc.*	7,714	43,816
Symantec Corp.*	15,900	220,692
Synopsys, Inc.*	3,083	64,342

		1,753,082

Total Information Technology		6,461,860

Materials (2.9%)
Chemicals (1.4%)
Ashland, Inc.	1,651	76,639
Cabot Corp.	1,400	33,754
CF Industries Holdings, Inc.	367	23,286
Cytec Industries, Inc.	1,026	41,030
Dow Chemical Co.	25,524	605,429
E.I. du Pont de Nemours & Co.	13,042	451,123
Eastman Chemical Co.	1,312	70,008
FMC Corp.	516	29,634
Huntsman Corp.	3,456	29,964
Intrepid Potash, Inc.*	934	18,278
PPG Industries, Inc.	3,013	182,015
RPM International, Inc.	1,322	23,585
Sherwin-Williams Co.	800	55,352
Sigma-Aldrich Corp.	200	9,966
Valspar Corp.	2,015	60,692

		1,710,755

	Number of Shares	Value (Note 1)

Construction Materials (0.1%)
Vulcan Materials Co.	2,844	$124,652

Containers & Packaging (0.5%)
AptarGroup, Inc.	1,544	58,394
Ball Corp.	1,573	83,102
Bemis Co., Inc.	2,525	68,175
Greif, Inc., Class A	801	44,487
Owens-Illinois, Inc.*	2,502	66,178
Packaging Corp. of America	1,998	43,996
Pactiv Corp.*	341	9,497
Sealed Air Corp.	3,564	70,282
Sonoco Products Co.	2,331	71,049
Temple-Inland, Inc.	1,894	39,149

		554,309

Metals & Mining (0.6%)
AK Steel Holding Corp.	2,035	24,257
Alcoa, Inc.	19,217	193,323
Commercial Metals Co.	2,370	31,331
Gerdau Ameristeel Corp.*	2,700	29,430
Nucor Corp.	3,928	150,364
Reliance Steel & Aluminum Co.	1,429	51,658
Royal Gold, Inc.	741	35,568
Schnitzer Steel Industries, Inc., Class A	424	16,621
Steel Dynamics, Inc.	4,950	65,291
United States Steel Corp.	2,523	97,262
Walter Energy, Inc.	300	18,255

		713,360

Paper & Forest Products (0.3%)
Domtar Corp.	900	44,235
International Paper Co.	2,089	47,274
MeadWestvaco Corp.	3,917	86,957
Weyerhaeuser Co.	4,687	164,983

		343,449

Total Materials		3,446,525

Telecommunication Services (4.9%)
Diversified Telecommunication Services (4.5%)
AT&T, Inc.	130,100	3,147,119
CenturyLink, Inc.	6,596	219,713
Frontier Communications Corp.	3,780	26,876
Level 3 Communications, Inc.*	22,433	24,452
Qwest Communications International, Inc.	38,280	200,970
Verizon Communications, Inc.	62,307	1,745,842
Windstream Corp.	6,458	68,196

		5,433,168

Wireless Telecommunication Services (0.4%)
Clearwire Corp., Class A*	1,390	10,119
Leap Wireless International, Inc.*	1,350	17,523
MetroPCS Communications, Inc.*	2,900	23,751
NII Holdings, Inc.*	787	25,593
Sprint Nextel Corp.*	64,963	275,443
Telephone & Data Systems, Inc.	1,948	59,200
U.S. Cellular Corp.*	345	14,197

		425,826

Total Telecommunication Services		5,858,994

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Utilities (7.2%)
Electric Utilities (3.5%)
Allegheny Energy, Inc.	3,780	$78,170
American Electric Power Co., Inc.	10,556	340,959
DPL, Inc.	2,493	59,583
Duke Energy Corp.	28,971	463,536
Edison International	7,178	227,686
Entergy Corp.	4,187	299,873
Exelon Corp.	14,591	554,020
FirstEnergy Corp.	6,711	236,429
Great Plains Energy, Inc.	2,944	50,107
Hawaiian Electric Industries, Inc.	2,021	46,038
ITC Holdings Corp.	100	5,291
NextEra Energy, Inc.	9,161	446,690
Northeast Utilities	3,942	100,442
NV Energy, Inc.	5,161	60,952
Pepco Holdings, Inc.	4,887	76,628
Pinnacle West Capital Corp.	2,396	87,119
PPL Corp.	8,300	207,085
Progress Energy, Inc.	6,373	249,949
Southern Co.	18,154	604,165
Westar Energy, Inc.	2,364	51,086

		4,245,808

Gas Utilities (0.5%)
AGL Resources, Inc.	1,706	61,109
Atmos Energy Corp.	2,149	58,109
Energen Corp.	1,600	70,928
EQT Corp.	200	7,228
National Fuel Gas Co.	1,641	75,289
ONEOK, Inc.	2,321	100,383
Questar Corp.	3,902	177,502
UGI Corp.	2,399	61,031

		611,579

Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	14,724	136,050
Calpine Corp.*	4,097	52,114
Constellation Energy Group, Inc.	4,076	131,451
Mirant Corp.*	3,089	32,620
NRG Energy, Inc.*	5,660	120,048
Ormat Technologies, Inc.	200	5,658
RRI Energy, Inc.*	7,546	28,599

		506,540

Multi-Utilities (2.7%)
Alliant Energy Corp.	2,572	81,635
Ameren Corp.	5,397	128,287
CenterPoint Energy, Inc.	8,698	114,466
CMS Energy Corp.	5,313	77,835
Consolidated Edison, Inc.	6,247	269,246
Dominion Resources, Inc.	13,156	509,663

	Number of Shares	Value (Note 1)

DTE Energy Co.	3,762	$171,585
Integrys Energy Group, Inc.	1,691	73,964
MDU Resources Group, Inc.	4,255	76,718
NiSource, Inc.	6,166	89,407
NSTAR	2,354	82,390
OGE Energy Corp.	2,135	78,056
PG&E Corp.	8,196	336,856
Public Service Enterprise Group, Inc.	11,170	349,956
SCANA Corp.	2,532	90,544
Sempra Energy	5,450	255,005
TECO Energy, Inc.	4,938	74,416
Vectren Corp.	1,748	41,358
Wisconsin Energy Corp.	2,675	135,729
Xcel Energy, Inc.	10,117	208,511

		3,245,627

Water Utilities (0.1%)
American Water Works Co., Inc.	3,834	78,981
Aqua America, Inc.	3,024	53,464

		132,445

Total Utilities		8,741,999

Total Common Stocks (98.1%) (Cost $116,991,434)		118,280,145

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.4%)
U.S. Treasury Bills 0.15%, 10/14/10 #(p)	$444,000	443,804

Time Deposit (1.1%)
JPMorgan Chase Nassau 0.000%, 7/1/10	1,370,307	1,370,307

Total Short-Term Investments (1.5%) (Cost/Amortized Cost $1,814,203)		1,814,111

Total Investments (99.6%) (Cost/Amortized Cost $118,805,637)		120,094,256
Other Assets Less Liabilities (0.4%)		517,862

Net Assets (100%)		$120,612,118

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $443,803.
(p)	Yield to maturity.

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	32	September-10	$1,732,609	$1,642,560	$(90,049)
S&P MidCap 400 E-Mini Index	6	September-10	435,703	426,000	(9,703)

					$(99,752)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$8,750,594	$—	$—	$8,750,594
Consumer Staples	12,468,916	—	—	12,468,916
Energy	12,507,362	—	—	12,507,362
Financials	33,802,438	—	—	33,802,438
Health Care	15,894,112	—	—	15,894,112
Industrials	10,347,345	—	—	10,347,345
Information Technology	6,461,860	—	—	6,461,860
Materials	3,446,525	—	—	3,446,525
Telecommunication Services	5,858,994	—	—	5,858,994
Utilities	8,741,999	—	—	8,741,999
Short-Term Investments	—	1,814,111	—	1,814,111

Total Assets	$118,280,145	$1,814,111	$—	$120,094,256

Liabilities:
Futures	$(99,752)	$—	$—	$(99,752)

Total Liabilities	$(99,752)	$—	$—	$(99,752)

Total	$118,180,393	$1,814,111	$—	$119,994,504

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(99,752	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(99,752)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	28,146	—	—	28,146
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$28,146	$—	$—	$28,146

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(147,277)	—	—	(147,277)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(147,277)	$—	$—	$(147,277)

The Portfolio held futures contracts with an average notional balance of approximately $2,249,000 during the six months ended June 30, 2010.

^ This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$37,806,693
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$33,079,161

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,215,360
Aggregate gross unrealized depreciation	(5,382,507)

Net unrealized depreciation	$(3,167,147)

Federal income tax cost of investments	$123,261,403

The Portfolio has a net capital loss carryforward of $56,096,953 of which $50,050,032 expires in the year 2016, and $6,046,921 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $118,805,637)	$120,094,256
Cash	20,910
Receivable from Separate Accounts for Trust shares sold	583,384
Dividends, interest and other receivables	173,929
Other assets	1,297

Total assets	120,873,776

LIABILITIES
Payable for securities purchased	81,870
Investment management fees payable	36,265
Distribution fees payable - Class IB	25,355
Variation margin payable on futures contracts	16,080
Payable to Separate Accounts for Trust shares redeemed	14,756
Administrative fees payable	13,071
Trustees’ fees payable	604
Accrued expenses	73,657

Total liabilities	261,658

NET ASSETS	$120,612,118

Net assets were comprised of:
Paid in capital	$177,289,041
Accumulated undistributed net investment income (loss)	939,555
Accumulated undistributed net realized gain (loss) on investments and futures	(58,805,345)
Unrealized appreciation (depreciation) on investments and futures	1,188,867

Net assets	$120,612,118

Class IA
Net asset value, offering and redemption price per share, $2,837,528 / 643,649 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.41

Class IB
Net asset value, offering and redemption price per share, $117,774,590 / 26,827,888 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.39

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$1,469,279
Interest	199

Total income	1,469,478

EXPENSES
Investment management fees	224,525
Distribution fees - Class IB	157,428
Administrative fees	81,034
Custodian fees	47,772
Professional fees	15,557
Printing and mailing expenses	7,542
Trustees’ fees	1,502
Miscellaneous	6,508

Gross expenses	541,868
Less: Fees paid indirectly	(11,917)

Net expenses	529,951

NET INVESTMENT INCOME (LOSS)	939,527

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	4,355,146
Futures	28,146

Net realized gain (loss)	4,383,292

Change in unrealized appreciation (depreciation) on:
Securities	(12,462,435)
Futures	(147,277)

Net change in unrealized appreciation (depreciation)	(12,609,712)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(8,226,420)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,286,893)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$939,527	$9,516,662
Net realized gain (loss) on investments and futures	4,383,292	230,630,183
Net change in unrealized appreciation (depreciation) on investments and futures	(12,609,712)	6,987,902

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,286,893)	247,134,747

DIVIDENDS:
Dividends from net investment income
Class IA	—	(138,320)
Class IB	—	(9,506,628)

TOTAL DIVIDENDS	—	(9,644,948)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [329,856 and 230,232,315 shares, respectively]	1,585,508	874,311,638
Capital shares issued in reinvestment of dividends [0 and 30,129 shares, respectively]	—	138,320
Capital shares repurchased [(60,991) and (230,167,118) shares, respectively]	(290,106)	(1,098,827,933)

Total Class IA transactions	1,295,402	(224,377,975)

Class IB
Capital shares sold [3,696,920 and 8,987,680 shares, respectively]	17,776,618	36,126,193
Capital shares issued in reinvestment of dividends [0 and 2,076,824 shares, respectively]	—	9,506,628
Capital shares repurchased [(3,280,674) and (5,346,598) shares, respectively]	(15,617,905)	(23,088,176)

Total Class IB transactions	2,158,713	22,544,645

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,454,115	(201,833,330)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,832,778)	35,656,469
NET ASSETS:
Beginning of period	124,444,896	88,788,427

End of period (a)	$120,612,118	$124,444,896

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$939,555	$28

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,				October 3, 2005* to December 31, 2005
Class IA		2009	2008	2007	2006
Net asset value, beginning of period	$4.66	$4.25	$10.32	$11.19	$10.45	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.09 (e)	0.12 (e)	0.03 (e)	0.03 (e)	0.01 (e)
Net realized and unrealized gain (loss) on investments and futures	(0.29)	0.73	(5.88)	(0.67)	0.71	0.47

Total from investment operations	(0.25)	0.82	(5.76)	(0.64)	0.74	0.48

Less distributions:
Dividends from net investment income	—	(0.41)	(0.11)	—	— #	(0.03)
Distributions from net realized gains	—	—	(0.20)	(0.23)	— #	—

Total dividends and distributions	—	(0.41)	(0.31)	(0.23)	— #	(0.03)

Net asset value, end of period	$4.41	$4.66	$4.25	$10.32	$11.19	$10.45

Total return (b)	(5.36)%	19.37%	(56.56)%	(5.70)%	7.12%	4.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,838	$1,746	$1,187	$1,246	$112	$105
Ratio of expenses to average net assets:
After waivers (a)	0.60%	0.50%	0.75%	0.75%	0.75%	0.75%
After waivers and fees paid indirectly (a)	0.58%	0.49%	0.45%	0.72%	0.72%	0.74%
Before waivers and fees paid indirectly (a)	0.60%	0.50%	0.83%	0.82%	0.84%	3.64%
Ratio of net investment income to average net assets:
After waivers (a)	1.79%	2.03%	1.50%	0.28%	0.21%	0.35%
After waivers and fees paid indirectly (a)	1.80%	2.04%	1.80%	0.30%	0.24%	0.36%
Before waivers and fees paid indirectly (a)	1.79%	2.03%	1.42%	0.21%	0.12%	(2.54)%
Portfolio turnover rate	26%	100%	82%	29%	9%	0%‡

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,								October 3, 2005* to December 31, 2005
Class IB		2009		2008		2007		2006
Net asset value, beginning of period	$4.65	$4.23		$10.29		$11.18		$10.47		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.08	(e)	0.10	(e)	(0.01	)(e)	—	#(e)	—	#(e)
Net realized and unrealized gain (loss) on investments and futures	(0.29)	0.73		(5.86)		(0.65)		0.71		0.47

Total from investment operations	(0.26)	0.81		(5.76)		(0.66)		0.71		0.47

Less distributions:
Dividends from net investment income	—	(0.39)		(0.10)		—		—	#	—	#
Distributions from net realized gains	—	—		(0.20)		(0.23)		—	#	—

Total dividends and distributions	—	(0.39)		(0.30)		(0.23)		—	#	—	#

Net asset value, end of period	$4.39	$4.65		$4.23		$10.29		$11.18		$10.47

Total return (b)	(5.59)%	19.34%		(56.75)%		(5.88)%		6.81%		4.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$117,775	$122,699		$87,602		$213,065		$203,514		$32,087
Ratio of expenses to average net assets:
After waivers (a)	0.85%	0.75	%(c)	1.00%		1.00%		1.00%		1.00%
After waivers and fees paid indirectly (a)	0.83%	0.74	%(c)	0.70	%(c)	0.97	%(c)	0.97	%(c)	0.99%
Before waivers and fees paid indirectly (a)	0.85%	0.75	%(c)	1.08%		1.07%		1.09%		3.89%
Ratio of net investment income to average net assets:
After waivers (a)	1.44%	1.97%		1.16%		(0.07)%		(0.05)%		0.10%
After waivers and fees paid indirectly (a)	1.46%	1.97%		1.37%		(0.05)%		(0.01)%		0.11%
Before waivers and fees paid indirectly (a)	1.44%	1.97%		1.07%		(0.15)%		(0.14)%		(2.79)%
Portfolio turnover rate	26%	100%		82%		29%		9%		0	%‡

*	Commencement of Operations.
#	Per share amount is less than $0.01.
‡	Amount is less than 1%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/LARGE CAP VALUE PLUS PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Financials	18.9%
Health Care	10.7
Energy	9.2
Consumer Staples	8.8
Consumer Discretionary	8.8
Information Technology	7.1
Industrials	6.1
Utilities	4.6
Telecommunication Services	3.6
Materials	2.1
Cash and Other	20.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$927.90	$3.25
Hypothetical (5% average return before expenses)	1,000.00	1,021.42	3.41
Class IB
Actual	1,000.00	927.60	4.40
Hypothetical (5% average return before expenses)	1,000.00	1,020.23	4.61

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.68% and 0.93%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (8.8%)
Auto Components (0.3%)
Autoliv, Inc.*	17,100	$818,235
BorgWarner, Inc.*	2,800	104,552
Federal-Mogul Corp.*	4,500	58,590
Johnson Controls, Inc.	11,600	311,692
Lear Corp.*	86,000	5,693,200
TRW Automotive Holdings Corp.*	94,700	2,610,879

		9,597,148

Automobiles (0.4%)
Ford Motor Co.*	1,139,100	11,482,128

Distributors (0.1%)
Genuine Parts Co.	48,200	1,901,490

Diversified Consumer Services (0.0%)
Education Management Corp.*	5,600	85,400
H&R Block, Inc.	58,600	919,434
Service Corp. International	77,300	572,020

		1,576,854

Hotels, Restaurants & Leisure (0.3%)
Brinker International, Inc.	4,000	57,840
Carnival Corp.	83,100	2,512,944
Choice Hotels International, Inc.	7,800	235,638
Hyatt Hotels Corp., Class A*	13,200	489,588
International Speedway Corp., Class A	5,900	151,984
MGM MIRAGE*	69,700	671,908
Penn National Gaming, Inc.*	20,600	475,860
Royal Caribbean Cruises Ltd.*	198,600	4,522,122
Wendy’s/Arby’s Group, Inc., Class A	61,500	246,000
Wyndham Worldwide Corp.	54,600	1,099,644

		10,463,528

Household Durables (1.2%)
D.R. Horton, Inc.	435,000	4,276,050
Fortune Brands, Inc.	40,700	1,594,626
Garmin Ltd.	374,700	10,933,746
Harman International Industries, Inc.*	11,100	331,779
Jarden Corp.	28,000	752,360
KB Home	23,300	256,300
Leggett & Platt, Inc.	18,300	367,098
Lennar Corp., Class A	48,300	671,853
M.D.C. Holdings, Inc.	11,400	307,230
Mohawk Industries, Inc.*	15,000	686,400
Newell Rubbermaid, Inc.	84,400	1,235,616
NVR, Inc.*	11,900	7,794,857
Pulte Group, Inc.*	619,102	5,126,165
Stanley Black & Decker, Inc.	48,702	2,460,425
Toll Brothers, Inc.*	43,800	716,568
Whirlpool Corp.	13,100	1,150,442

		38,661,515

Internet & Catalog Retail (0.1%)
Expedia, Inc.	36,600	687,348

	Number of Shares	Value (Note 1)

Liberty Media Corp. - Interactive, Class A*	181,300	$1,903,650

		2,590,998

Leisure Equipment & Products (0.0%)
Mattel, Inc.	46,500	983,940

Media (4.8%)
Cablevision Systems Corp. - New York Group, Class A	388,300	9,323,083
CBS Corp., Class B	733,400	9,482,862
Central European Media Enterprises Ltd., Class A*	11,400	226,860
Clear Channel Outdoor Holdings, Inc., Class A*	12,300	106,764
Comcast Corp., Class A	1,467,900	25,497,423
DIRECTV, Class A*	229,900	7,798,208
Discovery Communications, Inc., Class A*	23,200	828,472
DISH Network Corp., Class A	60,700	1,101,705
Gannett Co., Inc.	72,300	973,158
Interactive Data Corp.	800	26,704
John Wiley & Sons, Inc., Class A	1,000	38,670
Lamar Advertising Co., Class A*	13,800	338,376
Liberty Global, Inc., Class A*	77,200	2,006,428
Liberty Media Corp. - Capital, Class A*	24,300	1,018,413
Liberty Media Corp. - Starz*	15,580	807,667
Madison Square Garden, Inc., Class A*	12,375	243,416
McGraw-Hill Cos., Inc.	28,500	801,990
Meredith Corp.	6,300	196,119
New York Times Co., Class A*	41,100	355,515
News Corp., Class A	1,365,600	16,332,576
Omnicom Group, Inc.	18,100	620,830
Regal Entertainment Group, Class A	18,800	245,152
Thomson Reuters Corp.	76,800	2,751,744
Time Warner Cable, Inc.	507,613	26,436,485
Time Warner, Inc.	731,433	21,145,728
Viacom, Inc., Class B	148,100	4,645,897
Virgin Media, Inc.	100,800	1,682,352
Walt Disney Co.	594,740	18,734,310
Washington Post Co., Class B	1,900	779,912

		154,546,819

Multiline Retail (0.2%)
J.C. Penney Co., Inc.	48,400	1,039,632
Kohl’s Corp.*	24,200	1,149,500
Macy’s, Inc.	115,400	2,065,660
Sears Holdings Corp.*	13,800	892,170

		5,146,962

Specialty Retail (1.1%)
Aaron’s, Inc.	9,700	165,579
Abercrombie & Fitch Co., Class A	6,300	193,347
American Eagle Outfitters, Inc.	47,800	561,650

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

AutoNation, Inc.*	14,600	$284,700
Foot Locker, Inc.	47,500	599,450
GameStop Corp., Class A*	46,400	871,856
Gap, Inc.	549,000	10,683,540
Lowe’s Cos., Inc.	104,200	2,127,764
Office Depot, Inc.*	1,072,100	4,331,284
RadioShack Corp.	38,000	741,380
Ross Stores, Inc.	167,700	8,936,733
Signet Jewelers Ltd.*	26,000	715,000
TJX Cos., Inc.	157,600	6,611,320

		36,823,603

Textiles, Apparel & Luxury Goods (0.3%)
Jones Apparel Group, Inc.	513,500	8,138,975
VF Corp.	26,800	1,907,624

		10,046,599

Total Consumer Discretionary		283,821,584

Consumer Staples (8.8%)
Beverages (1.1%)
Brown-Forman Corp., Class B	8,000	457,840
Central European Distribution Corp.*	21,400	457,532
Coca-Cola Co.	236,900	11,873,428
Coca-Cola Enterprises, Inc.	37,400	967,164
Constellation Brands, Inc., Class A*	421,400	6,582,268
Dr. Pepper Snapple Group, Inc.	51,800	1,936,802
Hansen Natural Corp.*	3,100	121,241
Molson Coors Brewing Co., Class B	40,000	1,694,400
PepsiCo, Inc.	208,100	12,683,695

		36,774,370

Food & Staples Retailing (1.3%)
BJ’s Wholesale Club, Inc.*	15,000	555,150
CVS Caremark Corp.	367,400	10,772,168
Kroger Co.	184,600	3,634,774
Safeway, Inc.	495,100	9,733,666
SUPERVALU, Inc.	64,400	698,096
Walgreen Co.	26,400	704,880
Wal-Mart Stores, Inc.	307,500	14,781,525

		40,880,259

Food Products (2.6%)
Archer-Daniels-Midland Co.	438,600	11,324,652
Bunge Ltd.	135,300	6,655,407
Campbell Soup Co.	22,300	799,009
ConAgra Foods, Inc.	272,400	6,352,368
Corn Products International, Inc.	22,800	690,840
Dean Foods Co.*	55,100	554,857
Del Monte Foods Co.	60,200	866,278
Flowers Foods, Inc.	14,400	351,792
General Mills, Inc.	81,600	2,898,432
H.J. Heinz Co.	56,700	2,450,574
Hershey Co.	19,400	929,842
Hormel Foods Corp.	21,000	850,080
J.M. Smucker Co.	36,200	2,179,964

	Number of Shares	Value (Note 1)

Kellogg Co.	8,300	$417,490
Kraft Foods, Inc., Class A	680,400	19,051,200
McCormick & Co., Inc. (Non-Voting)	20,200	766,792
Mead Johnson Nutrition Co.	53,600	2,686,432
Ralcorp Holdings, Inc.*	16,700	915,160
Sara Lee Corp.	830,100	11,704,410
Smithfield Foods, Inc.*	497,000	7,405,300
Tyson Foods, Inc., Class A	318,500	5,220,215

		85,071,094

Household Products (2.6%)
Clorox Co.	2,500	155,400
Colgate-Palmolive Co.	24,300	1,913,868
Energizer Holdings, Inc.*	21,300	1,070,964
Kimberly-Clark Corp.	69,200	4,195,596
Procter & Gamble Co.	1,258,670	75,495,027

		82,830,855

Personal Products (0.0%)
Alberto-Culver Co.	20,200	547,218
NBTY, Inc.*	17,100	581,571

		1,128,789

Tobacco (1.2%)
Altria Group, Inc.	1,097,600	21,995,904
Lorillard, Inc.	46,400	3,339,872
Philip Morris International, Inc.	88,900	4,075,176
Reynolds American, Inc.	166,300	8,667,556

		38,078,508

Total Consumer Staples		284,763,875

Energy (9.2%)
Energy Equipment & Services (1.3%)
Atwood Oceanics, Inc.*	13,600	347,072
Baker Hughes, Inc.	94,606	3,932,772
Cameron International Corp.*	31,800	1,034,136
Diamond Offshore Drilling, Inc.	14,200	883,098
Dresser-Rand Group, Inc.*	2,400	75,720
Ensco plc (ADR)	283,500	11,135,880
Exterran Holdings, Inc.*	17,200	443,932
Helmerich & Payne, Inc.	28,600	1,044,472
Nabors Industries Ltd.*	52,000	916,240
National Oilwell Varco, Inc.	127,200	4,206,504
Oceaneering International, Inc.*	16,800	754,320
Oil States International, Inc.*	14,300	565,994
Patterson-UTI Energy, Inc.	46,700	601,029
Pride International, Inc.*	32,200	719,348
Rowan Cos., Inc.*	241,600	5,300,704
SEACOR Holdings, Inc.*	6,900	487,554
Smith International, Inc.	75,500	2,842,575
Superior Energy Services, Inc.*	22,100	412,607
Tidewater, Inc.	15,700	607,904
Transocean Ltd.*	54,600	2,529,618
Unit Corp.*	12,200	495,198
Weatherford International Ltd.*	134,200	1,763,388

		41,100,065

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (7.9%)
Alpha Natural Resources, Inc.*	31,900	$1,080,453
Anadarko Petroleum Corp.	150,200	5,420,718
Apache Corp.	139,000	11,702,410
Arch Coal, Inc.	14,400	285,264
Atlas Energy, Inc.*	6,400	173,248
Cabot Oil & Gas Corp.	31,500	986,580
Chesapeake Energy Corp.	197,600	4,139,720
Chevron Corp.	689,040	46,758,254
Cimarex Energy Co.	116,200	8,317,596
Cobalt International Energy, Inc.*	22,300	166,135
Comstock Resources, Inc.*	14,300	396,396
ConocoPhillips	627,620	30,809,866
Consol Energy, Inc.	37,100	1,252,496
Continental Resources, Inc.*	900	40,158
Denbury Resources, Inc.*	121,229	1,774,792
Devon Energy Corp.	335,000	20,408,200
El Paso Corp.	174,300	1,936,473
EnCana Corp.	154,500	4,687,530
Exxon Mobil Corp.	462,003	26,366,523
Forest Oil Corp.*	208,600	5,707,296
Frontier Oil Corp.	32,100	431,745
Frontline Ltd.	2,800	79,912
Hess Corp.	88,500	4,455,090
Holly Corp.	4,300	114,294
Marathon Oil Corp.	401,900	12,495,071
Mariner Energy, Inc.*	29,000	622,920
Massey Energy Co.	31,300	856,055
Murphy Oil Corp.	51,300	2,541,915
Newfield Exploration Co.*	141,000	6,889,260
Nexen, Inc.	339,200	6,672,064
Noble Energy, Inc.	53,000	3,197,490
Occidental Petroleum Corp.	196,600	15,167,690
Peabody Energy Corp.	81,600	3,193,008
Petrohawk Energy Corp.*	26,600	451,402
Pioneer Natural Resources Co.	35,200	2,092,640
Plains Exploration & Production Co.*	42,500	875,925
Quicksilver Resources, Inc.*	33,600	369,600
SandRidge Energy, Inc.*	45,200	263,516
SM Energy Co.	6,100	244,976
Southern Union Co.	37,800	826,308
Spectra Energy Corp.	196,700	3,947,769
Sunoco, Inc.	36,600	1,272,582
Teekay Corp.	12,800	334,976
Tesoro Corp.	42,800	499,476
Valero Energy Corp.	732,000	13,161,360
Whiting Petroleum Corp.*	14,400	1,129,248
Williams Cos., Inc.	104,300	1,906,604

		256,503,004

Total Energy		297,603,069

Financials (18.9%)
Capital Markets (2.5%)
Ameriprise Financial, Inc.	62,500	2,258,125
Ares Capital Corp.	58,200	729,246
Bank of New York Mellon Corp.	368,300	9,093,327
BlackRock, Inc.	7,038	1,009,249

	Number of Shares	Value (Note 1)

E*TRADE Financial Corp.*	66,800	$789,576
Federated Investors, Inc., Class B	8,600	178,106
GLG Partners, Inc.*	3,400	14,892
Goldman Sachs Group, Inc.	283,500	37,215,045
Invesco Ltd.	92,300	1,553,409
Janus Capital Group, Inc.	50,700	450,216
Jefferies Group, Inc.	35,400	746,232
Legg Mason, Inc.	49,600	1,390,288
Morgan Stanley	706,200	16,390,902
Northern Trust Corp.	44,100	2,059,470
Raymond James Financial, Inc.	30,100	743,169
State Street Corp.	152,300	5,150,786

		79,772,038

Commercial Banks (4.5%)
Associated Banc-Corp	52,500	643,650
BancorpSouth, Inc.	25,300	452,364
Bank of Hawaii Corp.	9,900	478,665
BB&T Corp.	545,700	14,357,367
BOK Financial Corp.	7,700	365,519
CapitalSource, Inc.	97,900	466,004
CIT Group, Inc.*	60,700	2,055,302
City National Corp./California	13,800	706,974
Comerica, Inc.	204,800	7,542,784
Commerce Bancshares, Inc./Missouri	22,035	793,040
Cullen/Frost Bankers, Inc.	15,900	817,260
East West Bancorp, Inc.	44,900	684,725
Fifth Third Bancorp	901,100	11,074,519
First Citizens BancShares, Inc./North Carolina, Class A	1,700	326,961
First Horizon National Corp.*	70,271	804,599
Fulton Financial Corp.	60,200	580,930
Huntington Bancshares, Inc./Ohio	217,500	1,204,950
KeyCorp	266,900	2,052,461
M&T Bank Corp.	22,400	1,902,880
Marshall & Ilsley Corp.	160,100	1,149,518
PNC Financial Services Group, Inc.	159,800	9,028,700
Popular, Inc.*	194,200	520,456
Regions Financial Corp.	362,100	2,382,618
SunTrust Banks, Inc.	151,800	3,536,940
Synovus Financial Corp.	237,700	603,758
TCF Financial Corp.	43,100	715,891
U.S. Bancorp	582,000	13,007,700
Valley National Bancorp	48,846	665,282
Wells Fargo & Co.	2,515,783	64,404,045
Wilmington Trust Corp.	27,600	306,084
Zions Bancorp	48,600	1,048,302

		144,680,248

Consumer Finance (0.5%)
AmeriCredit Corp.*	19,300	351,646
Capital One Financial Corp.	315,000	12,694,500
Discover Financial Services	165,100	2,308,098
SLM Corp.*	147,500	1,532,525

		16,886,769

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Diversified Financial Services (5.1%)
Bank of America Corp.	4,777,650	$68,654,831
Citigroup, Inc.*	6,424,000	24,154,240
CME Group, Inc.	20,000	5,631,000
Interactive Brokers Group, Inc., Class A*	7,700	127,820
JPMorgan Chase & Co.	1,675,397	61,336,284
Leucadia National Corp.*	59,100	1,153,041
NASDAQ OMX Group, Inc.*	37,000	657,860
NYSE Euronext	62,100	1,715,823

		163,430,899

Insurance (4.5%)
ACE Ltd.	87,200	4,489,056
Aflac, Inc.	7,800	332,826
Alleghany Corp.*	2,115	620,330
Allied World Assurance Co. Holdings Ltd./Bermuda	15,300	694,314
Allstate Corp.	163,300	4,691,609
American Financial Group, Inc./Ohio	26,000	710,320
American International Group, Inc.*	36,659	1,262,536
American National Insurance Co.	2,200	178,134
Aon Corp.	81,800	3,036,416
Arch Capital Group Ltd.*	15,000	1,117,500
Arthur J. Gallagher & Co.	23,600	575,368
Aspen Insurance Holdings Ltd.	23,400	578,916
Assurant, Inc.	34,000	1,179,800
Assured Guaranty Ltd.	55,900	741,793
Axis Capital Holdings Ltd.	27,500	817,300
Berkshire Hathaway, Inc., Class B*	525,200	41,853,188
Brown & Brown, Inc.	16,000	306,240
Chubb Corp.	99,200	4,960,992
Cincinnati Financial Corp.	44,400	1,148,628
CNA Financial Corp.*	8,000	204,480
Endurance Specialty Holdings Ltd.	12,400	465,372
Erie Indemnity Co., Class A	2,400	109,200
Everest Reinsurance Group Ltd.	17,900	1,265,888
Fidelity National Financial, Inc., Class A	69,700	905,403
Genworth Financial, Inc., Class A*	121,000	1,581,470
Hanover Insurance Group, Inc.	13,600	591,600
Hartford Financial Services Group, Inc.	123,500	2,733,055
HCC Insurance Holdings, Inc.	34,900	864,124
Lincoln National Corp.	91,800	2,229,822
Loews Corp.	95,600	3,184,436
Markel Corp.*	3,000	1,020,000
Marsh & McLennan Cos., Inc.	12,800	288,640
MBIA, Inc.*	46,500	260,865
Mercury General Corp.	8,100	335,664
MetLife, Inc.	122,800	4,636,928
Old Republic International Corp.	73,100	886,703

	Number of Shares	Value (Note 1)

OneBeacon Insurance Group Ltd., Class A	6,900	$98,808
PartnerReinsurance Ltd.	23,800	1,669,332
Principal Financial Group, Inc.	398,600	9,343,184
Progressive Corp.	203,500	3,809,520
Protective Life Corp.	25,900	554,001
Prudential Financial, Inc.	141,000	7,566,060
Reinsurance Group of America, Inc.	22,200	1,014,762
RenaissanceReinsurance Holdings Ltd.	17,600	990,352
StanCorp Financial Group, Inc.	14,400	583,776
Symetra Financial Corp.	10,600	127,200
Torchmark Corp.	25,100	1,242,701
Transatlantic Holdings, Inc.	19,500	935,220
Travelers Cos., Inc.	349,325	17,204,256
Unitrin, Inc.	15,400	394,240
Unum Group	101,000	2,191,700
Validus Holdings Ltd.	22,100	539,682
W.R. Berkley Corp.	38,500	1,018,710
Wesco Financial Corp.	500	161,600
White Mountains Insurance Group Ltd.	2,400	778,080
XL Capital Ltd., Class A	306,300	4,903,863

		145,985,963

Real Estate Investment Trusts (REITs) (1.6%)
Alexandria Real Estate Equities, Inc. (REIT)	13,500	855,495
AMB Property Corp. (REIT)	46,300	1,097,773
Annaly Capital Management, Inc. (REIT)	169,900	2,913,785
Apartment Investment & Management Co. (REIT), Class A	17,942	347,536
AvalonBay Communities, Inc. (REIT)	25,271	2,359,553
Boston Properties, Inc. (REIT)	42,200	3,010,548
Brandywine Realty Trust (REIT)	39,800	427,850
BRE Properties, Inc. (REIT)	19,400	716,442
Camden Property Trust (REIT)	20,000	817,000
Chimera Investment Corp. (REIT)	233,200	841,852
Corporate Office Properties Trust/Maryland (REIT)	17,900	675,904
Developers Diversified Realty Corp. (REIT)	60,500	598,950
Digital Realty Trust, Inc. (REIT)	1,300	74,984
Douglas Emmett, Inc. (REIT)	37,100	527,562
Duke Realty Corp. (REIT)	68,100	772,935
Equity Residential (REIT)	80,400	3,347,856
Essex Property Trust, Inc. (REIT)	5,600	546,224
Federal Realty Investment Trust (REIT)	7,500	527,025
General Growth Properties, Inc. (REIT)	13,600	180,336

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

HCP, Inc. (REIT)	89,200	$2,876,700
Health Care REIT, Inc. (REIT)	37,700	1,587,924
Hospitality Properties Trust (REIT)	37,400	789,140
Host Hotels & Resorts, Inc. (REIT)	199,787	2,693,129
HRPT Properties Trust (REIT)*	78,400	486,864
Kimco Realty Corp. (REIT)	123,140	1,655,002
Liberty Property Trust (REIT)	34,400	992,440
Macerich Co. (REIT)	39,355	1,468,728
Mack-Cali Realty Corp. (REIT)	24,100	716,493
Nationwide Health Properties, Inc. (REIT)	36,400	1,302,028
Piedmont Office Realty Trust, Inc. (REIT), Class A	15,800	295,934
Plum Creek Timber Co., Inc. (REIT)	28,400	980,652
ProLogis (REIT)	135,660	1,374,236
Public Storage (REIT)	4,000	351,640
Rayonier, Inc. (REIT)	17,100	752,742
Realty Income Corp. (REIT)	31,700	961,461
Regency Centers Corp. (REIT)	24,800	853,120
Senior Housing Properties Trust (REIT)	38,600	776,246
Simon Property Group, Inc. (REIT)	27,399	2,212,469
SL Green Realty Corp. (REIT)	23,700	1,304,448
Taubman Centers, Inc. (REIT)	16,600	624,658
UDR, Inc. (REIT)	45,905	878,163
Ventas, Inc. (REIT)	34,700	1,629,165
Vornado Realty Trust (REIT)	44,659	3,257,874
Weingarten Realty Investors (REIT)	36,500	695,325

		52,156,191

Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc., Class A*	38,600	436,952
St. Joe Co.*	2,800	64,848

		501,800

Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial	5,600	185,696
First Niagara Financial Group, Inc.	63,400	794,402
Hudson City Bancorp, Inc.	131,300	1,607,112
New York Community Bancorp, Inc.	132,200	2,018,694
People’s United Financial, Inc.	112,800	1,522,800
TFS Financial Corp.	24,200	300,322
Washington Federal, Inc.	34,100	551,738

		6,980,764

Total Financials		610,394,672

	Number of Shares	Value (Note 1)

Health Care (10.7%)
Biotechnology (1.2%)
Abraxis Bioscience, Inc.*	1,400	$103,880
Amgen, Inc.*	439,200	23,101,920
Biogen Idec, Inc.*	81,100	3,848,195
Cephalon, Inc.*	22,800	1,293,900
Genzyme Corp.*	19,400	984,938
Gilead Sciences, Inc.*	318,000	10,901,040

		40,233,873

Health Care Equipment & Supplies (0.5%)
Baxter International, Inc.	30,200	1,227,328
Beckman Coulter, Inc.	21,300	1,284,177
Boston Scientific Corp.*	460,400	2,670,320
CareFusion Corp.*	42,900	973,830
Cooper Cos., Inc.	11,200	445,648
Hill-Rom Holdings, Inc.	3,000	91,290
Hologic, Inc.*	78,600	1,094,898
Inverness Medical Innovations, Inc.*	18,000	479,880
Kinetic Concepts, Inc.*	17,300	631,623
Medtronic, Inc.	77,300	2,803,671
Teleflex, Inc.	10,200	553,656
Zimmer Holdings, Inc.*	61,600	3,329,480

		15,585,801

Health Care Providers & Services (1.5%)
Aetna, Inc.	129,000	3,403,020
Brookdale Senior Living, Inc.*	22,400	336,000
Cardinal Health, Inc.	72,100	2,423,281
CIGNA Corp.	84,000	2,609,040
Community Health Systems, Inc.*	210,200	7,106,862
Coventry Health Care, Inc.*	44,900	793,832
Emdeon, Inc., Class A*	700	8,771
Health Net, Inc.*	30,200	735,974
Humana, Inc.*	51,700	2,361,139
LifePoint Hospitals, Inc.*	16,800	527,520
McKesson Corp.	46,800	3,143,088
Medco Health Solutions, Inc.*	92,800	5,111,424
MEDNAX, Inc.*	800	44,488
Omnicare, Inc.	32,900	779,730
Quest Diagnostics, Inc.	6,100	303,597
Tenet Healthcare Corp.*	40,800	177,072
UnitedHealth Group, Inc.	345,100	9,800,840
Universal Health Services, Inc., Class B	25,400	969,010
WellPoint, Inc.*	129,700	6,346,221

		46,980,909

Life Sciences Tools & Services (0.3%)
Bio-Rad Laboratories, Inc., Class A*	5,900	510,291
Charles River Laboratories International, Inc.*	15,300	523,413
Life Technologies Corp.*	16,200	765,450
PerkinElmer, Inc.	19,500	403,065
Thermo Fisher Scientific, Inc.*	124,600	6,111,630

		8,313,849

Pharmaceuticals (7.2%)
Abbott Laboratories, Inc.	239,400	11,199,132

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

AstraZeneca plc (ADR)	247,700	$11,674,101
Bristol-Myers Squibb Co.	522,200	13,023,668
Eli Lilly and Co.	421,200	14,110,200
Endo Pharmaceuticals Holdings, Inc.*	35,300	770,246
Forest Laboratories, Inc.*	91,800	2,518,074
Johnson & Johnson	1,084,010	64,021,631
King Pharmaceuticals, Inc.*	75,800	575,322
Merck & Co., Inc.	1,304,828	45,629,835
Mylan, Inc.*	276,600	4,713,264
Pfizer, Inc.	4,199,901	59,890,588
Sanofi-Aventis S.A. (ADR)	146,000	4,388,760
Watson Pharmaceuticals, Inc.*	33,900	1,375,323

		233,890,144

Total Health Care		345,004,576

Industrials (6.1%)
Aerospace & Defense (1.3%)
Alliant Techsystems, Inc.*	800	49,648
BE Aerospace, Inc.*	29,200	742,556
Boeing Co.	43,800	2,748,450
General Dynamics Corp.	105,000	6,148,800
Goodrich Corp.	27,400	1,815,250
ITT Corp.	55,700	2,502,044
L-3 Communications Holdings, Inc.	35,200	2,493,568
Lockheed Martin Corp.	20,200	1,504,900
Northrop Grumman Corp.	223,300	12,156,452
Raytheon Co.	159,000	7,694,010
Rockwell Collins, Inc.	22,700	1,206,051
Spirit AeroSystems Holdings, Inc., Class A*	27,300	520,338
United Technologies Corp.	24,400	1,583,804

		41,165,871

Air Freight & Logistics (0.1%)
FedEx Corp.	66,600	4,669,326
UTi Worldwide, Inc.	4,900	60,662

		4,729,988

Airlines (0.3%)
AMR Corp.*	68,300	463,074
Copa Holdings S.A., Class A	3,400	150,348
Delta Air Lines, Inc.*	643,400	7,559,950
Southwest Airlines Co.	195,900	2,176,449
UAL Corp.*	12,800	263,168

		10,612,989

Building Products (0.1%)
Armstrong World Industries, Inc.*	5,600	169,008
Masco Corp.	76,200	819,912
Owens Corning, Inc.*	15,400	460,614
USG Corp.*	12,100	146,168

		1,595,702

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	31,600	1,015,308
Cintas Corp.	40,300	965,991
Corrections Corp. of America*	28,400	541,872
Covanta Holding Corp.*	37,000	613,830

	Number of Shares	Value (Note 1)

KAR Auction Services, Inc.*	7,100	$87,827
Pitney Bowes, Inc.	17,900	393,084
R.R. Donnelley & Sons Co.	59,300	970,741
Republic Services, Inc.	69,130	2,055,235
Waste Connections, Inc.*	4,900	170,961
Waste Management, Inc.	146,700	4,590,243

		11,405,092

Construction & Engineering (0.2%)
Aecom Technology Corp.*	21,300	491,178
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	18,200	342,342
Fluor Corp.	51,000	2,167,500
Jacobs Engineering Group, Inc.*	15,000	546,600
KBR, Inc.	45,900	933,606
Quanta Services, Inc.*	63,800	1,317,470
Shaw Group, Inc.*	10,900	372,998
URS Corp.*	25,100	987,685

		7,159,379

Electrical Equipment (0.0%)
General Cable Corp.*	10,100	269,165
Hubbell, Inc., Class B	10,900	432,621
Regal-Beloit Corp.	1,900	105,982
Thomas & Betts Corp.*	13,200	458,040

		1,265,808

Industrial Conglomerates (1.8%)
Carlisle Cos., Inc.	17,200	621,436
General Electric Co.	3,268,710	47,134,798
McDermott International, Inc.*	14,700	318,402
Textron, Inc.	225,100	3,819,947
Tyco International Ltd.	132,600	4,671,498

		56,566,081

Machinery (1.0%)
AGCO Corp.*	28,200	760,554
CNH Global N.V.*	6,400	144,960
Crane Co.	15,000	453,150
Danaher Corp.	11,900	441,728
Deere & Co.	7,200	400,896
Dover Corp.	20,900	873,411
Eaton Corp.	37,600	2,460,544
Flowserve Corp.	2,600	220,480
Gardner Denver, Inc.	900	40,131
Harsco Corp.	22,600	531,100
IDEX Corp.	4,300	122,851
Ingersoll-Rand plc	571,100	19,697,239
Kennametal, Inc.	6,200	157,666
Parker Hannifin Corp.	35,100	1,946,646
Pentair, Inc.	14,400	463,680
Snap-On, Inc.	17,600	720,016
SPX Corp.	12,200	644,282
Terex Corp.*	33,000	618,420
Timken Co.	6,900	179,331
Trinity Industries, Inc.	24,000	425,280
Wabtec Corp.	12,300	490,647

		31,793,012

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Marine (0.0%)
Alexander & Baldwin, Inc.	12,500	$372,250
Kirby Corp.*	15,300	585,225

		957,475

Professional Services (0.1%)
Equifax, Inc.	38,400	1,077,504
FTI Consulting, Inc.*	2,800	122,052
Manpower, Inc.	24,900	1,075,182
Towers Watson & Co., Class A	11,000	427,350

		2,702,088

Road & Rail (0.8%)
Con-way, Inc.	15,000	450,300
CSX Corp.	118,200	5,866,266
Hertz Global Holdings, Inc.*	424,400	4,014,824
Kansas City Southern*	12,800	465,280
Norfolk Southern Corp.	112,400	5,962,820
Ryder System, Inc.	7,600	305,748
Union Pacific Corp.	134,500	9,349,095

		26,414,333

Trading Companies & Distributors (0.0%)
GATX Corp.	10,100	269,468
WESCO International, Inc.*	8,700	292,929

		562,397

Total Industrials		196,930,215

Information Technology (7.1%)
Communications Equipment (0.7%)
Brocade Communications Systems, Inc.*	134,800	695,568
CommScope, Inc.*	28,700	682,199
EchoStar Corp., Class A*	11,200	213,696
Motorola, Inc.*	2,642,600	17,229,752
Nokia Oyj (ADR)	514,300	4,191,545
Tellabs, Inc.	116,900	746,991

		23,759,751

Computers & Peripherals (1.3%)
Apple, Inc.*	20,000	5,030,600
Dell, Inc.*	707,000	8,526,420
Diebold, Inc.	15,700	427,825
Hewlett-Packard Co.	463,300	20,051,624
Lexmark International, Inc., Class A*	23,800	786,114
Seagate Technology*	403,200	5,257,728
Western Digital Corp.*	53,600	1,616,576

		41,696,887

Electronic Equipment, Instruments & Components (0.7%)
Arrow Electronics, Inc.*	32,800	733,080
Avnet, Inc.*	46,100	1,111,471
AVX Corp.	13,500	173,070
Corning, Inc.	414,600	6,695,790
Ingram Micro, Inc., Class A*	47,300	718,487
Itron, Inc.*	900	55,638
Jabil Circuit, Inc.	16,000	212,800
Molex, Inc.	40,400	736,896
Tech Data Corp.*	15,600	555,672

	Number of Shares	Value (Note 1)

Tyco Electronics Ltd.	449,800	$11,415,924
Vishay Intertechnology, Inc.*	201,700	1,561,158

		23,969,986

Internet Software & Services (0.4%)
AOL, Inc.*	150,012	3,118,749
eBay, Inc.*	216,500	4,245,565
IAC/InterActiveCorp*	16,600	364,702
Monster Worldwide, Inc.*	19,300	224,845
Yahoo!, Inc.*	243,000	3,360,690

		11,314,551

IT Services (1.1%)
Accenture plc, Class A	194,100	7,501,965
Amdocs Ltd.*	45,100	1,210,935
Broadridge Financial Solutions, Inc.	3,600	68,580
Computer Sciences Corp.	46,800	2,117,700
Convergys Corp.*	30,100	295,281
CoreLogic, Inc.	31,500	556,290
Fidelity National Information Services, Inc.	100,700	2,700,774
Fiserv, Inc.*	15,400	703,164
International Business Machines Corp.	164,100	20,263,068
Total System Services, Inc.	49,900	678,640

		36,096,397

Office Electronics (0.1%)
Xerox Corp.	418,662	3,366,043
Zebra Technologies Corp., Class A*	7,500	190,275

		3,556,318

Semiconductors & Semiconductor Equipment (1.1%)
Advanced Micro Devices, Inc.*	112,500	823,500
Atmel Corp.*	14,600	70,080
Fairchild Semiconductor International, Inc.*	38,100	320,421
Intel Corp.	1,122,300	21,828,735
International Rectifier Corp.*	21,400	398,254
Intersil Corp., Class A	24,700	299,117
KLA-Tencor Corp.	48,800	1,360,544
LSI Corp.*	198,400	912,640
MEMC Electronic Materials, Inc.*	40,200	397,176
Micron Technology, Inc.*	259,800	2,205,702
National Semiconductor Corp.	6,500	87,490
Novellus Systems, Inc.*	3,300	83,688
PMC-Sierra, Inc.*	65,900	495,568
SunPower Corp., Class A*	18,000	217,800
Texas Instruments, Inc.	203,000	4,725,840

		34,226,555

Software (1.7%)
Activision Blizzard, Inc.	114,800	1,204,252
CA, Inc.	21,900	402,960
Compuware Corp.*	29,700	237,006
Electronic Arts, Inc.*	6,000	86,400
Microsoft Corp.	2,107,200	48,486,672
Novell, Inc.*	105,700	600,376

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Symantec Corp.*	219,700	$3,049,436
Synopsys, Inc.*	42,600	889,062

		54,956,164

Total Information Technology		229,576,609

Materials (2.1%)
Chemicals (0.7%)
Ashland, Inc.	21,700	1,007,314
Cabot Corp.	19,800	477,378
CF Industries Holdings, Inc.	5,991	380,129
Cytec Industries, Inc.	14,900	595,851
Dow Chemical Co.	350,650	8,317,418
E.I. du Pont de Nemours & Co.	180,200	6,233,118
Eastman Chemical Co.	17,400	928,464
FMC Corp.	7,000	402,010
Huntsman Corp.	57,200	495,924
Intrepid Potash, Inc.*	13,500	264,195
PPG Industries, Inc.	42,200	2,549,302
RPM International, Inc.	19,600	349,664
Sherwin-Williams Co.	10,700	740,333
Sigma-Aldrich Corp.	2,800	139,524
Valspar Corp.	27,100	816,252

		23,696,876

Construction Materials (0.1%)
Vulcan Materials Co.	38,800	1,700,604

Containers & Packaging (0.2%)
AptarGroup, Inc.	20,600	779,092
Ball Corp.	22,200	1,172,826
Bemis Co., Inc.	33,100	893,700
Greif, Inc., Class A	10,500	583,170
Owens-Illinois, Inc.*	34,600	915,170
Packaging Corp. of America	31,300	689,226
Pactiv Corp.*	4,100	114,185
Sealed Air Corp.	48,400	954,448
Sonoco Products Co.	30,500	929,640
Temple-Inland, Inc.	26,600	549,822

		7,581,279

Metals & Mining (1.0%)
AK Steel Holding Corp.	59,300	706,856
Alcoa, Inc.	265,000	2,665,900
Commercial Metals Co.	34,600	457,412
Freeport-McMoRan Copper & Gold, Inc.	204,900	12,115,737
Gerdau Ameristeel Corp.*	37,500	408,750
Nucor Corp.	54,600	2,090,088
Reliance Steel & Aluminum Co.	134,100	4,847,715
Royal Gold, Inc.	12,200	585,600
Schnitzer Steel Industries, Inc., Class A	5,300	207,760
Steel Dynamics, Inc.	404,200	5,331,398
United States Steel Corp.	35,400	1,364,670
Walter Energy, Inc.	3,500	212,975

		30,994,861

Paper & Forest Products (0.1%)
Domtar Corp.	12,800	629,120

	Number of Shares	Value (Note 1)

International Paper Co.	29,400	$665,322
MeadWestvaco Corp.	51,800	1,149,960
Weyerhaeuser Co.	64,300	2,263,360

		4,707,762

Total Materials		68,681,382

Telecommunication Services (3.6%)
Diversified Telecommunication Services (2.8%)
AT&T, Inc.	2,415,500	58,430,945
CenturyLink, Inc.	91,221	3,038,571
Frontier Communications Corp.	58,600	416,646
Level 3 Communications, Inc.*	308,800	336,592
Qwest Communications International, Inc.	527,200	2,767,800
Verizon Communications, Inc.	858,300	24,049,566
Windstream Corp.	85,800	906,048

		89,946,168

Wireless Telecommunication Services (0.8%)
Clearwire Corp., Class A*	10,400	75,712
Leap Wireless International, Inc.*	18,500	240,130
MetroPCS Communications, Inc.*	39,800	325,962
NII Holdings, Inc.*	10,700	347,964
Sprint Nextel Corp.*	3,244,400	13,756,256
Telephone & Data Systems, Inc.	25,600	777,984
U.S. Cellular Corp.*	4,700	193,405
Vodafone Group plc (ADR)	397,500	8,216,325

		23,933,738

Total Telecommunication Services		113,879,906

Utilities (4.6%)
Electric Utilities (2.1%)
Allegheny Energy, Inc.	51,400	1,062,952
American Electric Power Co., Inc.	191,270	6,178,021
DPL, Inc.	36,100	862,790
Duke Energy Corp.	398,700	6,379,200
Edison International	295,100	9,360,572
Entergy Corp.	57,500	4,118,150
Exelon Corp.	200,600	7,616,782
FirstEnergy Corp.	92,600	3,262,298
Great Plains Energy, Inc.	41,100	699,522
Hawaiian Electric Industries, Inc.	28,300	644,674
ITC Holdings Corp.	1,900	100,529
NextEra Energy, Inc.	125,900	6,138,884
Northeast Utilities	53,400	1,360,632
NV Energy, Inc.	71,300	842,053
Pepco Holdings, Inc.	254,800	3,995,264
Pinnacle West Capital Corp.	32,900	1,196,244
PPL Corp.	114,900	2,866,755
Progress Energy, Inc.	87,200	3,419,984
Southern Co.	250,400	8,333,312
Westar Energy, Inc.	33,500	723,935

		69,162,553

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Gas Utilities (0.3%)
AGL Resources, Inc.	23,600	$845,352
Atmos Energy Corp.	28,300	765,232
Energen Corp.	21,800	966,394
EQT Corp.	3,000	108,420
National Fuel Gas Co.	22,300	1,023,124
ONEOK, Inc.	32,300	1,396,975
Questar Corp.	53,200	2,420,068
UGI Corp.	33,100	842,064

		8,367,629

Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	203,300	1,878,492
Calpine Corp.*	56,700	721,224
Constellation Energy Group, Inc.	237,900	7,672,275
Mirant Corp.*	44,100	465,696
NRG Energy, Inc.*	77,500	1,643,775
Ormat Technologies, Inc.	2,900	82,041
RRI Energy, Inc.*	107,300	406,667

		12,870,170

Multi-Utilities (1.7%)
Alliant Energy Corp.	33,600	1,066,464
Ameren Corp.	72,300	1,718,571
CenterPoint Energy, Inc.	119,700	1,575,252
CMS Energy Corp.	350,600	5,136,290
Consolidated Edison, Inc.	85,600	3,689,360
Dominion Resources, Inc.	181,000	7,011,940
DTE Energy Co.	51,100	2,330,671
Integrys Energy Group, Inc.	23,400	1,023,516
MDU Resources Group, Inc.	57,100	1,029,513
NiSource, Inc.	574,800	8,334,600
NSTAR	32,400	1,134,000
OGE Energy Corp.	29,500	1,078,520
PG&E Corp.	113,100	4,648,410
Public Service Enterprise Group, Inc.	153,600	4,812,288
SCANA Corp.	34,300	1,226,568
Sempra Energy	75,200	3,518,608
TECO Energy, Inc.	64,900	978,043
Vectren Corp.	24,600	582,036

	Number of Shares	Value (Note 1)
Wisconsin Energy Corp.	35,500	$1,801,270
Xcel Energy, Inc.	139,500	2,875,095

		55,571,015

Water Utilities (0.1%)
American Water Works Co., Inc.	53,000	1,091,800
Aqua America, Inc.	41,500	733,720

		1,825,520

Total Utilities		147,796,887

Total Common Stocks (79.9%) (Cost $2,463,338,791)		2,578,452,775

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (1.8%)
U.S. Treasury Bills 0.17%, 11/4/10 #(p)	$58,713,000	58,677,655

Time Deposit (20.6%)
JPMorgan Chase Nassau 0.000%, 7/1/10	664,973,321	664,973,321

Total Short-Term Investments (22.4%) (Cost/Amortized Cost $723,646,425)		723,650,976

Total Investments (102.3%) (Cost/Amortized Cost $3,186,985,216)		3,302,103,751
Other Assets Less Liabilities (-2.3%)		(75,754,326)

Net Assets (100%)		$3,226,349,425

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $58,677,655.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	9,357	September-10	$507,858,472	$480,294,810	$(27,563,662)
S&P MidCap 400 E-Mini Index	2,255	September-10	172,170,176	160,105,000	(12,065,176)

					$(39,628,838)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$283,821,584	$—	$—	$283,821,584
Consumer Staples	284,763,875	—	—	284,763,875
Energy	297,603,069	—	—	297,603,069
Financials	610,214,336	180,336	—	610,394,672
Health Care	345,004,576	—	—	345,004,576
Industrials	196,930,215	—	—	196,930,215
Information Technology	229,576,609	—	—	229,576,609
Materials	68,681,382	—	—	68,681,382
Telecommunication Services	113,879,906	—	—	113,879,906
Utilities	147,796,887	—	—	147,796,887
Short-Term Investments	—	723,650,976	—	723,650,976

Total Assets	$2,578,272,439	$723,831,312	$—	$3,302,103,751

Liabilities:
Futures	$(39,628,838)	$—	$—	$(39,628,838)

Total Liabilities	$(39,628,838)	$—	$—	$(39,628,838)

Total	$2,538,643,601	$723,831,312	$—	$3,262,474,913

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(39,628,838	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(39,628,838)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(44,808,119)	—	—	(44,808,119)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(44,808,119)	$—	$—	$(44,808,119)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(39,663,707)	—	—	(39,663,707)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(39,663,707)	$—	$—	$(39,663,707)

The Portfolio held futures contracts with an average notional balance of approximately $161,831,000 during the six months ended June 30, 2009.

^ This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$843,589,530
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,033,038,060

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,159,612
Aggregate gross unrealized depreciation	(219,726,992)

Net unrealized depreciation	$(120,567,380)

Federal income tax cost of investments	$3,422,671,131

The Portfolio has a net capital loss carryforward of $1,713,567,280 of which $541,357,502 expires in the year 2016, and $1,172,209,778 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $3,186,985,216)	$3,302,103,751
Cash	68,157
Dividends, interest and other receivables	3,879,143
Receivable for securities sold	3,086,522
Receivable from Separate Accounts for Trust shares sold	176,090
Other assets	53,813

Total assets	3,309,367,476

LIABILITIES
Payable for securities purchased	74,236,431
Variation margin payable on futures contracts	4,882,095
Payable to Separate Accounts for Trust shares redeemed	1,476,053
Investment management fees payable	1,341,793
Administrative fees payable	430,263
Distribution fees payable - Class IB	307,901
Trustees’ fees payable	7,442
Accrued expenses	336,073

Total liabilities	83,018,051

NET ASSETS	$3,226,349,425

Net assets were comprised of:
Paid in capital	$5,061,687,350
Accumulated undistributed net investment income (loss)	24,532,781
Accumulated undistributed net realized gains (losses) on investments and futures	(1,935,360,403)
Net unrealized appreciation (depreciation) on investments and futures	75,489,697

Net assets	$3,226,349,425

Class IA
Net asset value, offering and redemption price per share, $1,815,531,766 / 213,837,725 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.49

Class IB
Net asset value, offering and redemption price per share, $1,410,817,659 / 166,846,853 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.46

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $6,494 foreign withholding tax)	$38,955,485
Interest	14,342
Securities lending (net)	111,746

Total income	39,081,573

EXPENSES
Investment management fees	8,840,052
Administrative fees	2,865,812
Distribution fees - Class IB	2,000,006
Recoupment fees	500,544
Printing and mailing expenses	223,812
Custodian fees	95,214
Trustees’ fees	45,452
Professional fees	45,270
Miscellaneous	36,138

Gross expenses	14,652,300
Less: Fees paid indirectly	(93,239)

Net expenses	14,559,061

NET INVESTMENT INCOME (LOSS)	24,522,512

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	71,469,557
Futures	(44,808,119)

Net realized gain (loss)	26,661,438

Change in unrealized appreciation (depreciation) on:
Securities	(234,880,129)
Futures	(39,663,707)

Net change in unrealized appreciation (depreciation)	(274,543,836)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(247,882,398)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(223,359,886)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$24,522,512	$81,605,440
Net realized gain (loss) on investments and futures	26,661,438	(454,706,832)
Net change in unrealized appreciation (depreciation) on investments and futures	(274,543,836)	1,316,026,911

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(223,359,886)	942,925,519

DIVIDENDS:
Dividends from net investment income
Class IA	—	(50,283,698)
Class IB	—	(31,648,545)

TOTAL DIVIDENDS	—	(81,932,243)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [1,322,437 and 150,244,178 shares, respectively]	12,395,944	956,969,047
Capital shares issued in reinvestment of dividends [0 and 5,581,635 shares, respectively]	—	50,283,698
Capital shares repurchased [(39,543,410) and (65,519,642) shares, respectively]	(387,600,547)	(568,190,465)

Total Class IA transactions	(375,204,603)	439,062,280

Class IB
Capital shares sold [1,510,279 and 4,963,251 shares, respectively]	14,209,729	37,222,308
Capital shares issued in reinvestment of dividends [0 and 3,521,886 shares, respectively]	—	31,648,545
Capital shares repurchased [(13,812,409) and (30,297,021) shares, respectively]	(128,991,909)	(236,253,692)

Total Class IB transactions	(114,782,180)	(167,382,839)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(489,986,783)	271,679,441

TOTAL INCREASE (DECREASE) IN NET ASSETS	(713,346,669)	1,132,672,717
NET ASSETS:
Beginning of period	3,939,696,094	2,807,023,377

End of period (a)	$3,226,349,425	$3,939,696,094

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$24,532,781	$10,269

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO (i)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.15	$7.75	$14.27	$16.39	$14.51	$14.21

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.19 (e)	0.43	0.35 (e)	0.30 (e)	0.26 (e)
Net realized and unrealized gain (loss) on investments and futures	(0.73)	1.41	(6.57)	(1.07)	2.83	0.55

Total from investment operations	(0.66)	1.60	(6.14)	(0.72)	3.13	0.81

Less distributions:
Dividends from net investment income	—	(0.20)	(0.38)	(0.26)	(0.30)	(0.21)
Distributions from net realized gains	—	—	—	(1.14)	(0.95)	(0.30)

Total dividends and distributions	—	(0.20)	(0.38)	(1.40)	(1.25)	(0.51)

Net asset value, end of period	$8.49	$9.15	$7.75	$14.27	$16.39	$14.51

Total return (b)	(7.21)%	20.73%	(43.06)%	(4.30)%	21.70%	5.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,815,532	$2,305,328	$1,254,315	$3,770,999	$1,531,086	$1,329,984
Ratio of expenses to average net assets:
After waivers (a)	0.68%	0.70%	0.70%	0.70%	0.70%	0.66%
After waivers and fees paid indirectly (a)	0.67%	0.69%	0.64%	0.62%	0.69%	0.59%
Before waivers and fees paid indirectly (a)	0.68%	0.70%	0.72%	0.71%	0.70%	0.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.41%	2.35%	2.36%	2.06%	1.92%	1.74%
After waivers and fees paid indirectly (a)	1.41%	2.36%	2.42%	2.15%	1.93%	1.81%
Before waivers and fees paid indirectly (a)	1.41%	2.35%	2.34%	2.05%	1.92%	1.74%
Portfolio turnover rate	24%	52%	39%	50%	28%	16%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO (i)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class IB			2009	2008		2007		2006	2005
Net asset value, beginning of period	$9.12		$7.73	$14.26		$16.38		$14.50	$14.20

Income (loss) from investment operations:
Net investment income (loss)	0.05	(e)	0.17 (e)	0.31		0.30	(e)	0.26 (e)	0.22 (e)
Net realized and unrealized gain (loss) on investments and futures	(0.71)		1.40	(6.49)		(1.06)		2.83	0.55

Total from investment operations	(0.66)		1.57	(6.18)		(0.76)		3.09	0.77

Less distributions:
Dividends from net investment income	—		(0.18)	(0.35)		(0.22)		(0.26)	(0.17)
Distributions from net realized gains	—		—	—		(1.14)		(0.95)	(0.30)

Total dividends and distributions	—		(0.18)	(0.35)		(1.36)		(1.21)	(0.47)

Net asset value, end of period	$8.46		$9.12	$7.73		$14.26		$16.38	$14.50

Total return (b)	(7.24)%		20.34%	(43.32)%		(4.55)%		21.41%	5.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,410,818		$1,634,368	$1,552,709		$3,310,417		$2,844,395	$2,219,168
Ratio of expenses to average net assets:
After waivers (a)	0.93	%(c)	0.95%	0.95%		0.95%		0.95%	0.91%
After waivers and fees paid indirectly (a)	0.92%		0.94%	0.89	%(c)	0.87	%(c)	0.94%	0.84%
Before waivers and fees paid indirectly (a)	0.93	%(c)	0.95%	0.97%		0.96	%(c)	0.95%	0.91%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.16%		2.22%	2.41%		1.74%		1.67%	1.49%
After waivers and fees paid indirectly (a)	1.17%		2.23%	2.49%		1.80%		1.68%	1.56%
Before waivers and fees paid indirectly (a)	1.16%		2.22%	2.40%		1.72%		1.67%	1.49%
Portfolio turnover rate	24%		52%	39%		50%		28%	16%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(i)	On August 17, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AllianceBernstein Growth & Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2007 represents the results of operations of the EQ/AllianceBernstein Value Portfolio.

See Notes to Financial Statements.

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Financials	27.3%
Energy	17.0
Consumer Discretionary	12.4
Industrials	9.1
Health Care	8.8
Materials	6.5
Consumer Staples	5.3
Utilities	4.0
Telecommunication Services	2.6
Information Technology	2.5
Cash and Other	4.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$952.40	$3.63
Hypothetical (5% average return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	950.30	4.84
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.4%)
Automobiles (1.4%)
Ford Motor Co.*	244,140	$2,460,931

Hotels, Restaurants & Leisure (3.0%)
Carnival Corp.	48,500	1,466,640
Hyatt Hotels Corp., Class A*	49,720	1,844,115
Marriott International, Inc., Class A	60,953	1,824,933

		5,135,688

Household Durables (0.5%)
Pulte Group, Inc.*	102,990	852,757

Internet & Catalog Retail (1.6%)
HSN, Inc.*	110,036	2,640,864

Media (2.5%)
Comcast Corp., Class A	135,780	2,358,499
Omnicom Group, Inc.	14,130	484,659
Time Warner Cable, Inc.	18,341	955,199
Time Warner, Inc.	19,006	549,463

		4,347,820

Multiline Retail (2.7%)
J.C. Penney Co., Inc.	23,640	507,787
Kohl’s Corp.*	22,500	1,068,750
Target Corp.	63,120	3,103,611

		4,680,148

Specialty Retail (0.7%)
Home Depot, Inc.	13,480	378,384
J. Crew Group, Inc.*	19,340	711,905

		1,090,289

Total Consumer Discretionary		21,208,497

Consumer Staples (5.3%)
Beverages (0.6%)
PepsiCo, Inc.	17,350	1,057,483

Food & Staples Retailing (2.1%)
Kroger Co.	183,696	3,616,974

Food Products (1.6%)
Archer-Daniels-Midland Co.	90,070	2,325,607
Kraft Foods, Inc., Class A	18,089	506,492

		2,832,099

Household Products (1.0%)
Colgate-Palmolive Co.	20,910	1,646,872

Total Consumer Staples		9,153,428

Energy (17.0%)
Energy Equipment & Services (3.6%)
Halliburton Co.	91,430	2,244,607
Schlumberger Ltd.	70,469	3,899,754

		6,144,361

Oil, Gas & Consumable Fuels (13.4%)
Anadarko Petroleum Corp.	28,160	1,016,294
Apache Corp.	6,940	584,279
Chevron Corp.	78,010	5,293,759

	Number of Shares	Value (Note 1)

El Paso Corp.	151,360	$1,681,609
EOG Resources, Inc.	10,490	1,031,901
Exxon Mobil Corp.	136,871	7,811,252
Hess Corp.	17,100	860,814
Marathon Oil Corp.	56,930	1,769,954
Petroleo Brasileiro S.A. (ADR)	22,810	782,839
Suncor Energy, Inc.	32,850	967,104
Valero Energy Corp.	63,850	1,148,023

		22,947,828

Total Energy		29,092,189

Financials (27.3%)
Capital Markets (7.4%)
Bank of New York Mellon Corp.	154,037	3,803,174
Charles Schwab Corp.	137,500	1,949,750
Franklin Resources, Inc.	11,670	1,005,837
Goldman Sachs Group, Inc.	18,740	2,460,000
Morgan Stanley	87,950	2,041,319
State Street Corp.	43,660	1,476,581

		12,736,661

Commercial Banks (11.8%)
BB&T Corp.	35,300	928,743
KeyCorp	198,700	1,528,003
M&T Bank Corp.	16,840	1,430,558
PNC Financial Services Group, Inc.	47,320	2,673,580
Regions Financial Corp.	135,020	888,432
SunTrust Banks, Inc.	150,060	3,496,398
Wells Fargo & Co.	277,120	7,094,272
Zions Bancorp	99,160	2,138,881

		20,178,867

Diversified Financial Services (7.3%)
Bank of America Corp.	255,626	3,673,346
CBOE Holdings, Inc.*	4,820	156,891
Citigroup, Inc.*	737,970	2,774,767
JPMorgan Chase & Co.	162,049	5,932,614

		12,537,618

Insurance (0.5%)
MetLife, Inc.	24,528	926,177

Real Estate Investment Trusts (REITs) (0.3%)
Annaly Capital Management, Inc. (REIT)	24,500	420,175

Total Financials		46,799,498

Health Care (8.8%)
Biotechnology (1.8%)
Amgen, Inc.*	45,720	2,404,872
Gilead Sciences, Inc.*	18,420	631,438

		3,036,310

Health Care Equipment & Supplies (1.0%)
Covidien plc	42,780	1,718,900

Health Care Providers & Services (1.6%)
CIGNA Corp.	5,200	161,512
UnitedHealth Group, Inc.	92,520	2,627,568

		2,789,080

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Pharmaceuticals (4.4%)
Abbott Laboratories, Inc.	44,817	$2,096,539
Johnson& Johnson	33,080	1,953,705
Merck & Co., Inc.	32,980	1,153,311
Pfizer, Inc.	46,880	668,509
Teva Pharmaceutical Industries Ltd. (ADR)	33,090	1,720,349

		7,592,413

Total Health Care		15,136,703

Industrials (9.1%)
Aerospace & Defense (1.2%)
Honeywell International, Inc.	18,000	702,540
Lockheed Martin Corp.	13,030	970,735
Raytheon Co.	8,920	431,639

		2,104,914

Airlines (2.5%)
AMR Corp.*	105,790	717,256
Delta Air Lines, Inc.*	300,900	3,535,575

		4,252,831

Construction & Engineering (0.2%)
Fluor Corp.	7,400	314,500

Electrical Equipment (0.6%)
Emerson Electric Co.	22,890	1,000,064

Machinery (3.1%)
Caterpillar, Inc.	31,150	1,871,181
Eaton Corp.	51,396	3,363,354

		5,234,535

Road & Rail (1.5%)
Hertz Global Holdings, Inc.*	275,410	2,605,378

Total Industrials		15,512,222

Information Technology (2.5%)
Computers & Peripherals (1.4%)
EMC Corp.*	60,750	1,111,725
Hewlett-Packard Co.	30,480	1,319,175

		2,430,900

Office Electronics (0.1%)
Xerox Corp.	20,230	162,649

Semiconductors & Semiconductor Equipment (1.0%)
Applied Materials, Inc.	69,140	831,063
Intel Corp.	48,070	934,961

		1,766,024

Total Information Technology		4,359,573

Materials (6.5%)
Chemicals (2.0%)
Dow Chemical Co.	68,370	1,621,736
Mosaic Co.	35,390	1,379,502
Potash Corp. of Saskatchewan, Inc.	3,840	331,162

		3,332,400

	Number of Shares	Value (Note 1)

Metals & Mining (4.5%)
Barrick Gold Corp.	62,320	$2,829,951
Cliffs Natural Resources, Inc.	26,960	1,271,434
Newmont Mining Corp.	42,080	2,598,019
United States Steel Corp.	26,520	1,022,346

		7,721,750

Total Materials		11,054,150

Telecommunication Services (2.6%)
Diversified Telecommunication Services (2.6%)
AT&T, Inc.	129,387	3,129,872
Verizon Communications, Inc.	49,700	1,392,594

Total Telecommunication Services		4,522,466

Utilities (4.0%)
Electric Utilities (2.7%)
NextEra Energy, Inc.	13,250	646,070
PPL Corp.	37,180	927,641
Progress Energy, Inc.	30,010	1,176,992
Southern Co.	56,770	1,889,306

		4,640,009

Multi-Utilities (1.3%)
PG&E Corp.	38,910	1,599,201
Public Service Enterprise Group, Inc.	21,550	675,161

		2,274,362

Total Utilities		6,914,371

Total Common Stocks (95.5%) (Cost $162,264,655)		163,753,097

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (4.3%)
JPMorgan Chase Nassau
0.000%, 7/1/10
(Amortized Cost $7,405,449)	$7,405,449	7,405,449

Total Investments (99.8%)
(Cost/Amortized Cost $169,670,104)		171,158,546
Other Assets Less Liabilities (0.2%)		328,847

Net Assets (100%)		$171,487,393

*	Non-income producing.

Glossary:

ADR—	American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$21,208,497	$—	$—	$21,208,497
Consumer Staples	9,153,428	—	—	9,153,428
Energy	29,092,189	—	—	29,092,189
Financials	46,799,498	—	—	46,799,498
Health Care	15,136,703	—	—	15,136,703
Industrials	15,512,222	—	—	15,512,222
Information Technology	4,359,573	—	—	4,359,573
Materials	11,054,150	—	—	11,054,150
Telecommunication Services	4,522,466	—	—	4,522,466
Utilities	6,914,371	—	—	6,914,371
Short-Term Investments	—	7,405,449	—	7,405,449

Total Assets	$163,753,097	$7,405,449	$—	$171,158,546

Total Liabilities	$—	$—	$—	$—

Total	$163,753,097	$7,405,449	$–	$171,158,546

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$43,575,161
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$31,967,665

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,511,421
Aggregate gross unrealized depreciation	(13,483,617)

Net unrealized depreciation	$(2,972,196)

Federal income tax cost of investments	$174,130,742

The Portfolio has a net capital loss carryforward of $58,084,849 of which $20,069,753 expires in the year 2016, and $38,015,096 expires in 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $169,670,104)	$171,158,546
Receivable from Separate Accounts for Trust shares sold	657,994
Receivable for securities sold	499,997
Dividends, interest and other receivables	91,208
Other assets	2,702

Total assets	172,410,447

LIABILITIES
Payable for securities purchased	488,817
Payable to Separate Accounts for Trust shares redeemed	235,721
Investment management fees payable	87,277
Distribution fees payable - Class IB	30,718
Administrative fees payable	17,464
Trustees’ fees payable	656
Accrued expenses	62,401

Total liabilities	923,054

NET ASSETS	$171,487,393

Net assets were comprised of:
Paid in capital	$229,213,597
Accumulated undistributed net investment income (loss)	479,794
Accumulated undistributed net realized gain (loss) on investments	(59,694,440)
Unrealized appreciation (depreciation) on investments	1,488,442

Net assets	$171,487,393

Class IA
Net asset value, offering and redemption price per share, $27,431,594 / 3,262,539 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.41

Class IB
Net asset value, offering and redemption price per share, $144,055,799 / 17,133,227 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.41

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,660 foreign withholding tax)	$1,258,725

EXPENSES
Investment management fees	578,022
Distribution fees - Class IB	183,875
Administrative fees	105,996
Professional fees	12,133
Printing and mailing expenses	10,386
Custodian fees	2,976
Trustees’ fees	2,052
Miscellaneous	4,332

Gross expenses	899,772
Less: Waiver from investment advisor	(49,195)
Fees paid indirectly	(10,559)

Net expenses	840,018

NET INVESTMENT INCOME (LOSS)	418,707

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	2,851,047
Net change in unrealized appreciation (depreciation) on securities	(13,613,023)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(10,761,976)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,343,269)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$418,707	$1,191,566
Net realized gain (loss) on investments	2,851,047	(32,755,970)
Net change in unrealized appreciation (depreciation) on investments	(13,613,023)	58,520,029

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,343,269)	26,955,625

DIVIDENDS:
Dividends from net investment income
Class IA	—	(268,134)
Class IB	—	(861,894)

TOTAL DIVIDENDS	—	(1,130,028)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [186,620 and 348,481 shares, respectively]	1,741,079	2,515,614
Capital shares issued in reinvestment of dividends [0 and 30,937 shares, respectively]	—	268,134
Capital shares repurchased [(355,459) and (1,069,901) shares, respectively]	(3,273,728)	(7,961,991)

Total Class IA transactions	(1,532,649)	(5,178,243)

Class IB
Capital shares sold [4,109,752 and 4,777,771 shares, respectively]	38,554,314	34,725,622
Capital shares issued in reinvestment of dividends [0 and 99,309 shares, respectively]	—	861,894
Capital shares repurchased [(2,354,252) and (3,746,933) shares, respectively]	(21,532,418)	(28,311,653)

Total Class IB transactions	17,021,896	7,275,863

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	15,489,247	2,097,620

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,145,978	27,923,217

NET ASSETS:
Beginning of period	166,341,415	138,418,198

End of period (a)	$171,487,393	$166,341,415

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$479,794	$61,087

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,					April 29, 2005* to December 31, 2005
Class IA		2009	2008	2007	2006
Net asset value, beginning of period	$8.83	$7.53	$12.15	$12.36	$10.67		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.08 (e)	0.17 (e)	0.17 (e)	0.22	(e)	0.10 (e)
Net realized and unrealized gain (loss) on investments	(0.45)	1.30	(4.58)	0.29	1.65		0.66

Total from investment operations	(0.42)	1.38	(4.41)	0.46	1.87		0.76

Less distributions:
Dividends from net investment income	—	(0.08)	(0.18)	(0.18)	(0.10)		(0.07)
Distributions from net realized gains	—	—	(0.03)	(0.49)	(0.08)		(0.02)

Total dividends and distributions	—	(0.08)	(0.21)	(0.67)	(0.18)		(0.09)

Net asset value, end of period	$8.41	$8.83	$7.53	$12.15	$12.36		$10.67

Total return (b)	(4.76)%	18.33%	(36.41)%	3.79%	17.48%		7.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,432	$30,315	$31,031	$65,415	$74,235		$108
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%	0.75%	0.75%	0.75%	0.75%		0.75%
After waivers, reimbursements and fees paid indirectly (a)	0.74%	0.73%	0.73%	0.73%	0.74%		0.72%
Before waivers, reimbursements and fees paid indirectly (a)	0.81%	0.83%	0.85%	0.81%	0.88	%(c)	1.50%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.67%	1.03%	1.66%	1.35%	1.75%		1.43%
After waivers, reimbursements and fees paid indirectly (a)	0.68%	1.05%	1.68%	1.36%	1.76%		1.46%
Before waivers, reimbursements and fees paid indirectly (a)	0.61%	0.95%	1.56%	1.29%	1.67%		0.68%
Portfolio turnover rate	19%	75%	109%	85%	49%		19%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,					April 29, 2005* to December 31, 2005
Class IB		2009	2008	2007	2006
Net asset value, beginning of period	$8.85	$7.54	$12.16	$12.37	$10.68		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.06 (e)	0.15 (e)	0.14 (e)	0.16	(e)	0.08 (e)
Net realized and unrealized gain (loss) on investments	(0.46)	1.31	(4.58)	0.28	1.68		0.66

Total from investment operations	(0.44)	1.37	(4.43)	0.42	1.84		0.74

Less distributions:
Dividends from net investment income	—	(0.06)	(0.16)	(0.14)	(0.07)		(0.04)
Distributions from net realized gains	—	—	(0.03)	(0.49)	(0.08)		(0.02)

Total dividends and distributions	—	(0.06)	(0.19)	(0.63)	(0.15)		(0.06)

Net asset value, end of period	$8.41	$8.85	$7.54	$12.16	$12.37		$10.68

Total return (b)	(4.97)%	18.14%	(36.54)%	3.43%	17.26%		7.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$144,056	$136,026	$107,388	$172,888	$156,413		$38,230
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%	1.00%	1.00%	1.00%	1.00%		1.00%
After waivers, reimbursements and fees paid indirectly (a)	0.99%	0.98%	0.98%	0.98%	0.99%		0.97%
Before waivers, reimbursements and fees paid indirectly (a)	1.06%	1.08%	1.10%	1.06%	1.13	%(c)	1.75%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.42%	0.74%	1.43%	1.08%	1.33%		1.18%
After waivers, reimbursements and fees paid indirectly (a)	0.43%	0.77%	1.45%	1.10%	1.34%		1.21%
Before waivers, reimbursements and fees paid indirectly (a)	0.36%	0.67%	1.33%	1.02%	1.19%		0.43%
Portfolio turnover rate	19%	75%	109%	85%	49%		19%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Information Technology	21.5%
Financials	19.3
Consumer Discretionary	13.7
Health Care	11.1
Energy	10.7
Industrials	6.9
Materials	6.2
Consumer Staples	5.5
Telecommunication Services	1.3
Utilities	0.9
Cash and Other	2.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$913.50	$3.56
Hypothetical (5% average return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	911.80	4.74
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.7%)
Hotels, Restaurants & Leisure (6.3%)
Boyd Gaming Corp.*	39,357	$334,141
Carnival Corp.	64,700	1,956,528
Darden Restaurants, Inc.	17,168	666,977
Hyatt Hotels Corp., Class A*	10,470	388,332
International Game Technology	75,930	1,192,101
Marriott International, Inc., Class A	107,684	3,224,059
MGM MIRAGE*	53,590	516,608
Royal Caribbean Cruises Ltd.*	16,061	365,709
Starwood Hotels & Resorts Worldwide, Inc.	39,971	1,655,999
Wynn Resorts Ltd.	29,024	2,213,660

		12,514,114

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.*	1,578	172,412

Media (1.6%)
DreamWorks Animation SKG, Inc., Class A*	5,185	148,032
Time Warner, Inc.	41,242	1,192,306
Walt Disney Co.	59,180	1,864,170

		3,204,508

Multiline Retail (2.8%)
J.C. Penney Co., Inc.	44,197	949,352
Kohl’s Corp.*	24,910	1,183,225
Macy’s, Inc.	19,145	342,696
Target Corp.	62,926	3,094,071

		5,569,344

Specialty Retail (2.4%)
Best Buy Co., Inc.	34,904	1,181,850
Dick’s Sporting Goods, Inc.*	117,117	2,915,042
Home Depot, Inc.	21,590	606,031

		4,702,923

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	24,888	909,656

Total Consumer Discretionary		27,072,957

Consumer Staples (5.5%)
Beverages (1.6%)
Coca-Cola Co.	40,277	2,018,683
PepsiCo, Inc.	19,425	1,183,954

		3,202,637

Food & Staples Retailing (1.0%)
CVS Caremark Corp.	38,277	1,122,282
Wal-Mart Stores, Inc.	19,450	934,961

		2,057,243

Food Products (0.7%)
Kellogg Co.	10,416	523,925
Kraft Foods, Inc., Class A	30,252	847,056

		1,370,981

Household Products (1.9%)
Colgate-Palmolive Co.	8,902	701,122

	Number of Shares	Value (Note 1)

Procter & Gamble Co.	51,896	$3,112,722

		3,813,844

Tobacco (0.3%)
Altria Group, Inc.	25,186	504,727

Total Consumer Staples		10,949,432

Energy (10.7%)
Energy Equipment & Services (2.5%)
Schlumberger Ltd.	56,731	3,139,494
Smith International, Inc.	28,234	1,063,010
Weatherford International Ltd.*	53,763	706,446

		4,908,950

Oil, Gas & Consumable Fuels (8.2%)
Apache Corp.	15,919	1,340,221
BP plc (ADR)	7,875	227,430
Chevron Corp.	25,435	1,726,019
Continental Resources, Inc.*	16,879	753,141
Devon Energy Corp.	14,530	885,167
EOG Resources, Inc.	12,475	1,227,166
Exxon Mobil Corp.	53,286	3,041,032
Hess Corp.	43,275	2,178,463
Marathon Oil Corp.	7,040	218,874
Occidental Petroleum Corp.	17,278	1,332,998
Petrohawk Energy Corp.*	16,995	288,405
Range Resources Corp.	7,635	306,545
Southwestern Energy Co.*	17,043	658,541
Suncor Energy, Inc.	68,256	2,009,457

		16,193,459

Total Energy		21,102,409

Financials (19.3%)
Capital Markets (5.5%)
Bank of New York Mellon Corp.	22,800	562,932
Franklin Resources, Inc.	10,599	913,528
Goldman Sachs Group, Inc.	28,175	3,698,532
Morgan Stanley	100,753	2,338,477
State Street Corp.	55,645	1,881,914
T. Rowe Price Group, Inc.	32,213	1,429,935

		10,825,318

Commercial Banks (5.4%)
Fifth Third Bancorp	150,321	1,847,445
PNC Financial Services Group, Inc.	39,038	2,205,647
Regions Financial Corp.	177,992	1,171,187
SunTrust Banks, Inc.	40,274	938,384
U.S. Bancorp	68,422	1,529,232
Wells Fargo & Co.	115,583	2,958,925

		10,650,820

Consumer Finance (1.1%)
Capital One Financial Corp.	54,924	2,213,437

Diversified Financial Services (4.9%)
Bank of America Corp.	360,444	5,179,580
JPMorgan Chase & Co.	119,489	4,374,493

		9,554,073

Insurance (1.6%)
MetLife, Inc.	48,524	1,832,266

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Prudential Financial, Inc.	24,160	$1,296,426

		3,128,692

Real Estate Investment Trusts (REITs) (0.8%)
Host Hotels & Resorts, Inc. (REIT)	122,100	1,645,908

Total Financials		38,018,248

Health Care (11.1%)
Biotechnology (3.1%)
Amgen, Inc.*	49,362	2,596,441
Celgene Corp.*	18,231	926,500
Gilead Sciences, Inc.*	30,189	1,034,879
Human Genome Sciences, Inc.*	43,461	984,826
Myriad Genetics, Inc.*	14,101	210,810
Vertex Pharmaceuticals, Inc.*	12,930	425,397

		6,178,853

Health Care Equipment & Supplies (0.5%)
Baxter International, Inc.	10,518	427,452
St. Jude Medical, Inc.*	13,570	489,741

		917,193

Health Care Providers & Services (2.3%)
Express Scripts, Inc.*	54,554	2,565,129
Medco Health Solutions, Inc.*	25,047	1,379,589
Quest Diagnostics, Inc.	13,233	658,606

		4,603,324

Pharmaceuticals (5.2%)
Abbott Laboratories, Inc.	41,290	1,931,546
Johnson & Johnson	49,717	2,936,286
Merck & Co., Inc.	78,183	2,734,060
Pfizer, Inc.	182,617	2,604,118

		10,206,010

Total Health Care		21,905,380

Industrials (6.9%)
Aerospace & Defense (2.5%)
Boeing Co.	2,194	137,673
Goodrich Corp.	15,764	1,044,365
Honeywell International, Inc.	26,760	1,044,443
Precision Castparts Corp.	11,328	1,165,878
United Technologies Corp.	23,133	1,501,563

		4,893,922

Electrical Equipment (0.5%)
Emerson Electric Co.	22,764	994,559

Industrial Conglomerates (1.0%)
General Electric Co.	132,648	1,912,784

Machinery (1.4%)
Eaton Corp.	16,061	1,051,032
Parker Hannifin Corp.	29,353	1,627,917

		2,678,949

Road & Rail (1.5%)
Union Pacific Corp.	43,668	3,035,363

Total Industrials		13,515,577

	Number of Shares	Value (Note 1)

Information Technology (21.5%)
Communications Equipment (2.5%)
Cisco Systems, Inc.*	135,362	$2,884,564
QUALCOMM, Inc.	58,886	1,933,816

		4,818,380

Computers & Peripherals (7.0%)
Apple, Inc.*	27,964	7,033,785
Dell, Inc.*	150,293	1,812,533
EMC Corp.*	102,526	1,876,226
Hewlett-Packard Co.	68,635	2,970,523

		13,693,067

Electronic Equipment, Instruments & Components (0.4%)
Corning, Inc.	35,808	578,299
Dolby Laboratories, Inc., Class A*	4,417	276,902

		855,201

Internet Software & Services (2.6%)
Google, Inc., Class A*	8,494	3,779,405
Monster Worldwide, Inc.*	114,752	1,336,861

		5,116,266

IT Services (0.1%)
Mastercard, Inc., Class A	1,024	204,319

Semiconductors & Semiconductor Equipment (3.0%)
Broadcom Corp., Class A	24,162	796,621
Intel Corp.	145,933	2,838,397
Micron Technology, Inc.*	184,547	1,566,804
Texas Instruments, Inc.	32,461	755,692

		5,957,514

Software (5.9%)
Activision Blizzard, Inc.	215,231	2,257,773
Adobe Systems, Inc.*	90,707	2,397,386
Microsoft Corp.	158,184	3,639,814
Oracle Corp.	68,422	1,468,336
VMware, Inc., Class A*	29,577	1,851,225

		11,614,534

Total Information Technology		42,259,281

Materials (6.2%)
Chemicals (4.9%)
Albemarle Corp.	21,665	860,317
Celanese Corp., Class A	34,161	850,950
Dow Chemical Co.	100,693	2,388,438
E.I. du Pont de Nemours & Co.	23,010	795,916
Monsanto Co.	56,631	2,617,485
Potash Corp. of Saskatchewan, Inc.	23,432	2,020,776

		9,533,882

Metals & Mining (1.3%)
Freeport-McMoRan Copper & Gold, Inc.	21,807	1,289,448
United States Steel Corp.	34,068	1,313,321

		2,602,769

Total Materials		12,136,651

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	76,187	$1,842,963
Verizon Communications, Inc.	23,433	656,593

Total Telecommunication Services		2,499,556

Utilities (0.9%)
Electric Utilities (0.5%)
NextEra Energy, Inc.	12,378	603,551
Progress Energy, Inc.	11,645	456,717

		1,060,268

Multi-Utilities (0.4%)
Dominion Resources, Inc.	17,274	669,195

Total Utilities		1,729,463

Total Common Stocks (97.1%) (Cost $187,368,010)		191,188,954

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Time Deposit (2.9%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $5,754,274)	$5,754,274	$5,754,274

Total Investments (100.0%) (Cost/Amortized Cost $193,122,284)		196,943,228
Other Assets Less Liabilities (0.0%)		(73,717)

Net Assets (100%)		$196,869,511

*	Non-income producing.

Glossary:

ADR—	American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$27,072,957	$—	$—	$27,072,957
Consumer Staples	10,949,432	—	—	10,949,432
Energy	21,102,409	—	—	21,102,409
Financials	38,018,248	—	—	38,018,248
Health Care	21,905,380	—	—	21,905,380
Industrials	13,515,577	—	—	13,515,577
Information Technology	42,259,281	—	—	42,259,281
Materials	12,136,651	—	—	12,136,651
Telecommunication Services	2,499,556	—	—	2,499,556
Utilities	1,729,463	—	—	1,729,463
Short-Term Investments	—	5,754,274	—	5,754,274

Total Assets	$191,188,954	$5,754,274	$—	$196,943,228

Total Liabilities	$—	$—	$—	$—

Total	$191,188,954	$5,754,274	$—	$196,943,228

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$31,010,304
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$12,263,807

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,384,753
Aggregate gross unrealized depreciation	(15,233,247)

Net unrealized appreciation	$151,506

Federal income tax cost of investments	$196,791,722

The Portfolio has a net capital loss carryforward of $14,102,674 of which $3,308,587 expires in the year 2016, and $10,794,087 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $193,122,284)	$196,943,228
Dividends, interest and other receivables	163,105
Receivable from Separate Accounts for Trust shares sold	124,002
Other assets	1,935

Total assets	197,232,270

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	137,550
Investment management fees payable	103,489
Distribution fees payable - Class IB	41,312
Administrative fees payable	20,125
Trustees’ fees payable	171
Accrued expenses	60,112

Total liabilities	362,759

NET ASSETS	$196,869,511

Net assets were comprised of:
Paid in capital	$210,208,346
Accumulated undistributed net investment income (loss)	396,175
Accumulated undistributed net realized gain (loss) on investments	(17,555,954)
Unrealized appreciation (depreciation) on investments	3,820,944

Net assets	$196,869,511

Class IA
Net asset value, offering and redemption price per share, $7,994,963 / 822,708 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.72

Class IB
Net asset value, offering and redemption price per share, $188,874,548 / 19,439,834 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.72

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,516 foreign withholding tax)	$1,294,664

EXPENSES
Investment management fees	684,135
Distribution fees - Class IB	252,930
Administrative fees	122,725
Printing and mailing expenses	12,258
Professional fees	11,087
Custodian fees	5,455
Trustees’ fees	2,429
Miscellaneous	4,532

Gross expenses	1,095,551
Less: Waiver from investment advisor	(53,693)
Fees paid indirectly	(6,419)

Net expenses	1,035,439

NET INVESTMENT INCOME (LOSS)	259,225

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	1,329,070
Net change in unrealized appreciation (depreciation) on securities	(21,104,789)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(19,775,719)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,516,494)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$259,225	$1,204,632
Net realized gain (loss) on investments	1,329,070	(12,141,494)
Net change in unrealized appreciation (depreciation) on investments	(21,104,789)	50,293,465

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(19,516,494)	39,356,603

DIVIDENDS:
Dividends from net investment income
Class IA	—	(53,206)
Class IB	—	(1,014,332)

TOTAL DIVIDENDS	—	(1,067,538)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [504,252 and 460,904 shares, respectively]	5,437,136	4,353,593
Capital shares issued in reinvestment of dividends [0 and 5,108 shares, respectively]	—	53,206
Capital shares repurchased [(320,543) and (167,068) shares, respectively]	(3,365,031)	(1,506,780)

Total Class IA transactions	2,072,105	2,900,019

Class IB
Capital shares sold [4,010,353 and 10,636,287 shares, respectively]	43,470,097	94,286,990
Capital shares issued in reinvestment of dividends [0 and 97,251 shares, respectively]	—	1,014,332
Capital shares repurchased [(2,459,393) and (4,656,094) shares, respectively]	(26,602,999)	(42,771,761)

Total Class IB transactions	16,867,098	52,529,561

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	18,939,203	55,429,580

TOTAL INCREASE (DECREASE) IN NET ASSETS	(577,291)	93,718,645
NET ASSETS:
Beginning of period	197,446,802	103,728,157

End of period (a)	$196,869,511	$197,446,802

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$396,175	$136,950

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,				April 29, 2005* to December 31, 2005
		2009	2008	2007	2006
Net asset value, beginning of period	$10.65	$8.53	$12.59	$11.88	$10.69	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.10 (e)	0.16 (e)	0.13 (e)	0.14 (e)	0.08 (e)
Net realized and unrealized gain (loss) on investments	(0.96)	2.10	(4.02)	1.16	1.24	0.67

Total from investment operations	(0.93)	2.20	(3.86)	1.29	1.38	0.75

Less distributions:
Dividends from net investment income	—	(0.08)	(0.13)	(0.12)	(0.12)	(0.06)
Distributions from net realized gains	—	—	(0.07)	(0.46)	(0.07)	—

Total dividends and distributions	—	(0.08)	(0.20)	(0.58)	(0.19)	(0.06)

Net asset value, end of period	$9.72	$10.65	$8.53	$12.59	$11.88	$10.69

Total return (b)	(8.65)%	25.86%	(30.80)%	10.99%	12.92%	7.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,995	$6,803	$2,900	$1,262	$121	$107
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
After waivers, reimbursements and fees paid indirectly (a)	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Before waivers, reimbursements and fees paid indirectly (a)	0.80%	0.84%	0.87%	0.86%	1.03%	1.89%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.47%	1.03%	1.46%	1.03%	1.21%	1.12%
After waivers, reimbursements and fees paid indirectly (a)	0.48%	1.04%	1.46%	1.04%	1.22%	1.13%
Before waivers, reimbursements and fees paid indirectly (a)	0.42%	0.95%	1.34%	0.92%	0.93%	(0.02)%
Portfolio turnover rate	6%	46%	43%	42%	36%	26%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,						April 29, 2005* to December 31, 2005
Class IB		2009	2008	2007		2006
Net asset value, beginning of period	$10.66	$8.54	$12.60	$11.89		$10.69		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.07 (e)	0.13 (e)	0.10	(e)	0.11	(e)	0.06 (e)
Net realized and unrealized gain (loss) on investments	(0.95)	2.11	(4.01)	1.16		1.25		0.67

Total from investment operations	(0.94)	2.18	(3.88)	1.26		1.36		0.73

Less distributions:
Dividends from net investment income	—	(0.06)	(0.11)	(0.09)		(0.09)		(0.04)
Distributions from net realized gains	—	—	(0.07)	(0.46)		(0.07)		—

Total dividends and distributions	—	(0.06)	(0.18)	(0.55)		(0.16)		(0.04)

Net asset value, end of period	$9.72	$10.66	$8.54	$12.60		$11.89		$10.69

Total return (b)	(8.82)%	25.51%	(30.95)%	10.69%		12.63%		7.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$188,875	$190,644	$100,829	$91,751		$58,690		$27,015
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%	1.00%	1.00%	1.00%		1.00%		1.00%
After waivers, reimbursements and fees paid indirectly (a)	0.99%	0.99%	0.99%	0.99%		0.99%		0.99%
Before waivers, reimbursements and fees paid indirectly (a)	1.05%	1.09%	1.12%	1.11	%(c)	1.28	%(c)	2.14%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.23%	0.79%	1.19%	0.82%		0.96%		0.87%
After waivers, reimbursements and fees paid indirectly (a)	0.24%	0.80%	1.19%	0.83%		0.97%		0.88%
Before waivers, reimbursements and fees paid indirectly (a)	0.18%	0.70%	1.07%	0.69%		0.70%		(0.27)%
Portfolio turnover rate	6%	46%	43%	42%		36%		26%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/MID CAP INDEX PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Financials	20.3%
Information Technology	14.9
Industrials	14.4
Consumer Discretionary	13.5
Health Care	12.1
Materials	6.5
Utilities	5.9
Energy	5.7
Consumer Staples	3.7
Telecommunication Services	0.8
Cash and Other	2.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$983.70	$2.36
Hypothetical (5% average return before expenses)	1,000.00	1,022.41	2.41
Class IB
Actual	1,000.00	983.50	3.59
Hypothetical (5% average return before expenses)	1,000.00	1,021.17	3.66

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.48% and 0.73%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.5%)
Auto Components (0.8%)
BorgWarner, Inc.*	140,676	$5,252,842
Gentex Corp.	165,626	2,977,955

		8,230,797

Automobiles (0.1%)
Thor Industries, Inc.	46,121	1,095,374

Distributors (0.3%)
LKQ Corp.*	168,310	3,245,017

Diversified Consumer Services (1.4%)
Career Education Corp.*	81,151	1,868,096
Corinthian Colleges, Inc.*	103,444	1,018,924
ITT Educational Services, Inc.*	35,563	2,952,440
Matthews International Corp., Class A	37,108	1,086,522
Regis Corp.	69,962	1,089,308
Service Corp. International	304,452	2,252,945
Sotheby’s, Inc.	80,758	1,846,936
Strayer Education, Inc.	16,651	3,461,576

		15,576,747

Hotels, Restaurants & Leisure (2.3%)
Bally Technologies, Inc.*	66,300	2,147,457
Bob Evans Farms, Inc.	37,219	916,332
Boyd Gaming Corp.*	66,526	564,806
Brinker International, Inc.	121,316	1,754,229
Burger King Holdings, Inc.	108,900	1,833,876
Cheesecake Factory, Inc.*	73,163	1,628,608
Chipotle Mexican Grill, Inc.*	37,673	5,154,043
International Speedway Corp., Class A	37,181	957,782
Life Time Fitness, Inc.*	48,878	1,553,832
Panera Bread Co., Class A*	38,152	2,872,464
Scientific Games Corp., Class A*	79,198	728,622
Wendy’s/Arby’s Group, Inc., Class A	419,707	1,678,828
WMS Industries, Inc.*	62,684	2,460,347

		24,251,226

Household Durables (1.6%)
American Greetings Corp., Class A	48,136	903,031
KB Home	87,700	964,700
M.D.C. Holdings, Inc.	45,786	1,233,933
Mohawk Industries, Inc.*	67,181	3,074,202
NVR, Inc.*	7,328	4,800,060
Ryland Group, Inc.	53,807	851,227
Toll Brothers, Inc.*	167,597	2,741,887
Tupperware Brands Corp.	75,236	2,998,155

		17,567,195

Internet & Catalog Retail (0.5%)
Netflix, Inc.*	49,355	5,362,421

Media (0.7%)
DreamWorks Animation SKG, Inc., Class A*	90,002	2,569,557
Harte-Hanks, Inc.	45,639	476,928
John Wiley & Sons, Inc., Class A	51,896	2,006,818

	Number of Shares	Value (Note 1)

Lamar Advertising Co., Class A*	64,711	$1,586,714
Scholastic Corp.	31,028	748,395

		7,388,412

Multiline Retail (0.8%)
99 Cents Only Stores*	55,065	814,962
Dollar Tree, Inc.*	151,979	6,326,865
Saks, Inc.*	189,229	1,436,248

		8,578,075

Specialty Retail (3.9%)
Aaron’s, Inc.	98,780	1,686,175
Advance Auto Parts, Inc.	104,451	5,241,351
Aeropostale, Inc.*	111,742	3,200,291
American Eagle Outfitters, Inc.	250,185	2,939,674
AnnTaylor Stores Corp.*	69,791	1,135,500
Barnes & Noble, Inc.	48,519	625,895
Chico’s FAS, Inc.	211,470	2,089,324
Coldwater Creek, Inc.*	69,556	233,708
Collective Brands, Inc.*	76,265	1,204,987
Dick’s Sporting Goods, Inc.*	107,113	2,666,042
Dress Barn, Inc.*	71,200	1,695,272
Foot Locker, Inc.	186,478	2,353,352
Guess?, Inc.	69,654	2,175,991
J. Crew Group, Inc.*	66,534	2,449,116
PetSmart, Inc.	141,301	4,263,051
Rent-A-Center, Inc.*	79,684	1,614,398
Tractor Supply Co.	43,300	2,640,001
Williams-Sonoma, Inc.	126,779	3,146,655

		41,360,783

Textiles, Apparel & Luxury Goods (1.1%)
Fossil, Inc.*	57,093	1,981,127
Hanesbrands, Inc.*	113,765	2,737,186
Phillips-Van Heusen Corp.	67,891	3,141,317
Timberland Co., Class A*	53,377	862,038
Under Armour, Inc., Class A*	44,553	1,476,041
Warnaco Group, Inc.*	54,100	1,955,174

		12,152,883

Total Consumer Discretionary		144,808,930

Consumer Staples (3.7%)
Beverages (0.3%)
Hansen Natural Corp.*	84,150	3,291,106

Food & Staples Retailing (0.4%)
BJ’s Wholesale Club, Inc.*	66,672	2,467,530
Ruddick Corp.	48,325	1,497,592

		3,965,122

Food Products (1.5%)
Corn Products International, Inc.	89,589	2,714,547
Flowers Foods, Inc.	91,449	2,234,099
Green Mountain Coffee Roasters, Inc.*	126,000	3,238,200
Lancaster Colony Corp.	23,685	1,263,831
Ralcorp Holdings, Inc.*	65,911	3,611,923
Smithfield Foods, Inc.*	176,237	2,625,931
Tootsie Roll Industries, Inc.	32,744	774,396

		16,462,927

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Household Products (0.9%)
Church & Dwight Co., Inc.	84,599	$5,305,203
Energizer Holdings, Inc.*	83,977	4,222,364

		9,527,567

Personal Products (0.5%)
Alberto-Culver Co.	102,026	2,763,884
NBTY, Inc.*	75,140	2,555,512

		5,319,396

Tobacco (0.1%)
Universal Corp.	29,664	1,177,068

Total Consumer Staples		39,743,186

Energy (5.7%)
Energy Equipment & Services (2.0%)
Atwood Oceanics, Inc.*	68,700	1,753,224
Exterran Holdings, Inc.*	75,749	1,955,082
Helix Energy Solutions Group, Inc.*	111,289	1,198,582
Oceaneering International, Inc.*	65,484	2,940,232
Patterson-UTI Energy, Inc.	182,519	2,349,019
Pride International, Inc.*	210,167	4,695,131
Superior Energy Services, Inc.*	93,984	1,754,681
Tidewater, Inc.	62,123	2,405,403
Unit Corp.*	47,886	1,943,693

		20,995,047

Oil, Gas & Consumable Fuels (3.7%)
Arch Coal, Inc.	195,324	3,869,368
Bill Barrett Corp.*	47,074	1,448,467
Cimarex Energy Co.	100,039	7,160,792
Comstock Resources, Inc.*	57,066	1,581,870
Forest Oil Corp.*	135,304	3,701,917
Frontier Oil Corp.	123,710	1,663,899
Mariner Energy, Inc.*	121,275	2,604,987
Newfield Exploration Co.*	159,433	7,789,896
Overseas Shipholding Group, Inc.	31,143	1,153,537
Patriot Coal Corp.*	91,303	1,072,810
Plains Exploration & Production Co.*	166,814	3,438,037
Quicksilver Resources, Inc.*	139,805	1,537,855
Southern Union Co.	148,452	3,245,161

		40,268,596

Total Energy		61,263,643

Financials (20.3%)
Capital Markets (2.1%)
Affiliated Managers Group, Inc.*	52,808	3,209,142
Apollo Investment Corp.	226,680	2,114,924
Eaton Vance Corp.	141,605	3,909,714
Greenhill & Co., Inc.	24,900	1,522,137
Jefferies Group, Inc.	145,357	3,064,126
Raymond James Financial, Inc.	118,246	2,919,494
SEI Investments Co.	154,089	3,137,252
Waddell & Reed Financial, Inc., Class A	101,399	2,218,610

		22,095,399

	Number of Shares	Value (Note 1)

Commercial Banks (3.8%)
Associated Banc-Corp	205,900	$2,524,334
BancorpSouth, Inc.	87,295	1,560,835
Bank of Hawaii Corp.	57,052	2,758,464
Cathay General Bancorp	96,218	993,932
City National Corp./California	51,607	2,643,827
Commerce Bancshares, Inc./Missouri	87,092	3,134,441
Cullen/Frost Bankers, Inc.	72,326	3,717,556
FirstMerit Corp.	128,699	2,204,614
Fulton Financial Corp.	237,231	2,289,279
International Bancshares Corp.	60,860	1,015,753
PacWest Bancorp	36,165	662,181
Prosperity Bancshares, Inc.	56,400	1,959,900
SVB Financial Group*	48,981	2,019,487
Synovus Financial Corp.	935,263	2,375,568
TCF Financial Corp.	147,782	2,454,659
Trustmark Corp.	67,163	1,398,334
Valley National Bancorp	191,709	2,611,077
Webster Financial Corp.	78,911	1,415,663
Westamerica Bancorp	35,412	1,859,838
Wilmington Trust Corp.	106,935	1,185,909

		40,785,651

Consumer Finance (0.2%)
AmeriCredit Corp.*	115,281	2,100,420

Diversified Financial Services (0.3%)
MSCI, Inc., Class A*	139,200	3,814,080

Insurance (4.4%)
American Financial Group, Inc./Ohio	91,279	2,493,742
Arthur J. Gallagher & Co.	122,186	2,978,895
Brown & Brown, Inc.	140,603	2,691,141
Everest Reinsurance Group Ltd.	71,004	5,021,403
Fidelity National Financial, Inc., Class A	277,384	3,603,218
First American Financial Corp.	124,655	1,580,625
Hanover Insurance Group, Inc.	53,279	2,317,637
HCC Insurance Holdings, Inc.	136,808	3,387,366
Mercury General Corp.	43,188	1,789,711
Old Republic International Corp.	288,148	3,495,235
Protective Life Corp.	101,320	2,167,235
Reinsurance Group of America, Inc.	87,972	4,021,200
StanCorp Financial Group, Inc.	56,074	2,273,240
Transatlantic Holdings, Inc.	77,400	3,712,104
Unitrin, Inc.	60,495	1,548,672
W.R. Berkley Corp.	154,569	4,089,896

		47,171,320

Real Estate Investment Trusts (REITs) (7.7%)
Alexandria Real Estate Equities, Inc. (REIT)	52,865	3,350,055
AMB Property Corp. (REIT)	200,809	4,761,181
BRE Properties, Inc. (REIT)	74,147	2,738,249
Camden Property Trust (REIT)	76,575	3,128,089
Corporate Office Properties Trust/Maryland (REIT)	69,402	2,620,619
Cousins Properties, Inc. (REIT)	124,409	838,517
Duke Realty Corp. (REIT)	294,304	3,340,350

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Equity One, Inc. (REIT)	43,139	$672,968
Essex Property Trust, Inc. (REIT)	35,002	3,414,095
Federal Realty Investment Trust (REIT)	73,012	5,130,553
Highwoods Properties, Inc. (REIT)	85,566	2,375,312
Hospitality Properties Trust (REIT)	147,098	3,103,768
Liberty Property Trust (REIT)	134,208	3,871,901
Macerich Co. (REIT)	153,427	5,725,896
Mack-Cali Realty Corp. (REIT)	94,492	2,809,247
Nationwide Health Properties, Inc. (REIT)	141,248	5,052,441
Omega Healthcare Investors, Inc. (REIT)	107,631	2,145,086
Potlatch Corp. (REIT)	47,047	1,680,989
Rayonier, Inc. (REIT)	95,127	4,187,491
Realty Income Corp. (REIT)	124,923	3,788,915
Regency Centers Corp. (REIT)	98,199	3,378,046
Senior Housing Properties Trust (REIT)	151,600	3,048,676
SL Green Realty Corp. (REIT)	93,209	5,130,223
UDR, Inc. (REIT)	193,727	3,705,997
Weingarten Realty Investors (REIT)	125,074	2,382,660

		82,381,324

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	50,188	3,294,340

Thrifts & Mortgage Finance (1.5%)
Astoria Financial Corp.	97,089	1,335,945
First Niagara Financial Group, Inc.	249,335	3,124,167
New York Community Bancorp, Inc.	517,108	7,896,239
NewAlliance Bancshares, Inc.	128,618	1,441,808
Washington Federal, Inc.	133,933	2,167,036

		15,965,195

Total Financials		217,607,729

Health Care (12.1%)
Biotechnology (1.0%)
United Therapeutics Corp.*	57,204	2,792,127
Vertex Pharmaceuticals, Inc.*	240,751	7,920,708

		10,712,835

Health Care Equipment & Supplies (4.2%)
Beckman Coulter, Inc.	83,355	5,025,473
Edwards Lifesciences Corp.*	135,516	7,591,606
Gen-Probe, Inc.*	58,801	2,670,742
Hill-Rom Holdings, Inc.	74,614	2,270,504
Hologic, Inc.*	310,860	4,330,280
IDEXX Laboratories, Inc.*	69,831	4,252,708
Immucor, Inc.*	83,208	1,585,112
Kinetic Concepts, Inc.*	73,983	2,701,119
Masimo Corp.	61,575	1,466,101
ResMed, Inc.*	89,588	5,447,846
STERIS Corp.	70,020	2,176,222
Teleflex, Inc.	47,657	2,586,822
Thoratec Corp.*	68,415	2,923,373

		45,027,908

	Number of Shares	Value (Note 1)

Health Care Providers & Services (3.8%)
Community Health Systems, Inc.*	110,842	$3,747,568
Health Management Associates, Inc., Class A*	299,539	2,327,418
Health Net, Inc.*	119,269	2,906,586
Henry Schein, Inc.*	108,960	5,981,904
Kindred Healthcare, Inc.*	47,444	609,181
LifePoint Hospitals, Inc.*	65,129	2,045,051
Lincare Holdings, Inc.*	117,707	3,826,638
MEDNAX, Inc.*	56,500	3,141,965
Omnicare, Inc.	143,956	3,411,757
Owens & Minor, Inc.	74,616	2,117,602
Psychiatric Solutions, Inc.*	66,682	2,181,835
Universal Health Services, Inc., Class B	116,634	4,449,587
VCA Antech, Inc.*	101,649	2,516,829
WellCare Health Plans, Inc.*	50,208	1,191,938

		40,455,859

Life Sciences Tools & Services (1.8%)
Affymetrix, Inc.*	84,721	499,854
Bio-Rad Laboratories, Inc., Class A*	22,863	1,977,421
Charles River Laboratories International, Inc.*	78,350	2,680,353
Covance, Inc.*	76,866	3,944,763
Mettler-Toledo International, Inc.*	40,214	4,489,089
Pharmaceutical Product Development, Inc.	142,563	3,622,526
Techne Corp.	44,795	2,573,473

		19,787,479

Pharmaceuticals (1.3%)
Endo Pharmaceuticals Holdings, Inc.*	139,541	3,044,784
Medicis Pharmaceutical Corp., Class A	69,001	1,509,742
Perrigo Co.	95,885	5,663,927
Valeant Pharmaceuticals International*	77,275	4,040,710

		14,259,163

Total Health Care		130,243,244

Industrials (14.4%)
Aerospace & Defense (0.5%)
Alliant Techsystems, Inc.*	39,371	2,443,364
BE Aerospace, Inc.*	121,929	3,100,655

		5,544,019

Airlines (0.4%)
AirTran Holdings, Inc.*	162,728	789,231
Alaska Air Group, Inc.*	43,142	1,939,233
JetBlue Airways Corp.*	245,156	1,345,906

		4,074,370

Building Products (0.2%)
Lennox International, Inc.	58,666	2,438,746

Commercial Services & Supplies (1.6%)
Brink’s Co.	58,034	1,104,387

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Clean Harbors, Inc.*	26,958	$1,790,281
Copart, Inc.*	80,642	2,887,790
Corrections Corp. of America*	138,201	2,636,875
Deluxe Corp.	60,379	1,132,106
Herman Miller, Inc.	66,018	1,245,760
HNI Corp.	54,648	1,507,738
Mine Safety Appliances Co.	37,044	917,950
Rollins, Inc.	52,753	1,091,460
Waste Connections, Inc.*	93,859	3,274,740

		17,589,087

Construction & Engineering (1.4%)
Aecom Technology Corp.*	136,031	3,136,875
Granite Construction, Inc.	39,693	935,961
KBR, Inc.	192,244	3,910,243
Shaw Group, Inc.*	99,739	3,413,069
URS Corp.*	100,061	3,937,400

		15,333,548

Electrical Equipment (1.5%)
Acuity Brands, Inc.	51,900	1,888,122
AMETEK, Inc.	128,616	5,163,932
Hubbell, Inc., Class B	71,114	2,822,515
Regal-Beloit Corp.	44,600	2,487,788
Thomas & Betts Corp.*	63,033	2,187,245
Woodward Governor Co.	68,895	1,758,889

		16,308,491

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	72,095	2,604,792

Machinery (5.4%)
AGCO Corp.*	110,242	2,973,227
Bucyrus International, Inc.	97,267	4,615,319
Crane Co.	56,810	1,716,230
Donaldson Co., Inc.	92,463	3,943,547
Gardner Denver, Inc.	62,500	2,786,875
Graco, Inc.	71,875	2,026,156
Harsco Corp.	96,112	2,258,632
IDEX Corp.	96,400	2,754,148
Joy Global, Inc.	123,546	6,188,419
Kennametal, Inc.	97,003	2,466,786
Lincoln Electric Holdings, Inc.	51,197	2,610,535
Nordson Corp.	40,503	2,271,408
Oshkosh Corp.*	107,121	3,337,891
Pentair, Inc.	117,766	3,792,065
SPX Corp.	59,466	3,140,400
Terex Corp.*	128,784	2,413,412
Timken Co.	94,693	2,461,071
Trinity Industries, Inc.	96,070	1,702,361
Valmont Industries, Inc.	23,623	1,716,447
Wabtec Corp.	57,063	2,276,243

		57,451,172

Marine (0.4%)
Alexander & Baldwin, Inc.	48,644	1,448,618
Kirby Corp.*	63,908	2,444,481

		3,893,099

Professional Services (1.0%)
Corporate Executive Board Co.	41,656	1,094,303
FTI Consulting, Inc.*	55,202	2,406,255
Korn/Ferry International*	55,538	771,978

	Number of Shares	Value (Note 1)

Manpower, Inc.	98,516	$4,253,921
Navigant Consulting, Inc.*	60,355	626,485
Towers Watson & Co., Class A	51,697	2,008,429

		11,161,371

Road & Rail (1.2%)
Con-way, Inc.	64,253	1,928,875
J.B. Hunt Transport Services, Inc.	104,842	3,425,188
Kansas City Southern*	122,056	4,436,736
Landstar System, Inc.	59,879	2,334,682
Werner Enterprises, Inc.	53,663	1,174,683

		13,300,164

Trading Companies & Distributors (0.5%)
GATX Corp.	54,832	1,462,918
MSC Industrial Direct Co., Class A	53,069	2,688,475
United Rentals, Inc.*	73,008	680,435

		4,831,828

Total Industrials		154,530,687

Information Technology (14.9%)
Communications Equipment (1.8%)
ADC Telecommunications, Inc.*	117,904	873,668
ADTRAN, Inc.	67,773	1,848,170
Ciena Corp.*	110,200	1,397,336
CommScope, Inc.*	112,344	2,670,417
F5 Networks, Inc.*	95,505	6,548,778
Palm, Inc.*	202,186	1,150,438
Plantronics, Inc.	57,540	1,645,644
Polycom, Inc.*	100,129	2,982,843

		19,117,294

Computers & Peripherals (0.4%)
Diebold, Inc.	78,783	2,146,836
NCR Corp.*	189,098	2,291,868

		4,438,704

Electronic Equipment, Instruments & Components (2.2%)
Arrow Electronics, Inc.*	144,325	3,225,664
Avnet, Inc.*	182,596	4,402,389
Ingram Micro, Inc., Class A*	195,299	2,966,592
Itron, Inc.*	48,302	2,986,030
National Instruments Corp.	68,027	2,161,898
Tech Data Corp.*	60,481	2,154,333
Trimble Navigation Ltd.*	144,614	4,049,192
Vishay Intertechnology, Inc.*	226,393	1,752,282

		23,698,380

Internet Software & Services (0.8%)
AOL, Inc.*	126,700	2,634,093
Digital River, Inc.*	45,651	1,091,515
Equinix, Inc.*	53,672	4,359,240
ValueClick, Inc.*	101,900	1,089,311

		9,174,159

IT Services (2.8%)
Acxiom Corp.*	93,771	1,377,496
Alliance Data Systems Corp.*	63,009	3,750,296
Broadridge Financial Solutions, Inc.	160,451	3,056,592

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Convergys Corp.*	145,500	$1,427,355
CoreLogic, Inc.	124,655	2,201,407
DST Systems, Inc.	46,767	1,690,159
Gartner, Inc.*	71,885	1,671,326
Global Payments, Inc.	97,605	3,566,487
Hewitt Associates, Inc., Class A*	100,151	3,451,203
Lender Processing Services, Inc.	114,295	3,578,576
ManTech International Corp., Class A*	26,238	1,116,952
NeuStar, Inc., Class A*	90,306	1,862,110
SRA International, Inc., Class A*	52,874	1,040,032

		29,789,991

Office Electronics (0.2%)
Zebra Technologies Corp., Class A*	70,153	1,779,782

Semiconductors & Semiconductor Equipment (2.5%)
Atmel Corp.*	543,053	2,606,654
Cree, Inc.*	126,962	7,621,529
Fairchild Semiconductor International, Inc.*	150,694	1,267,337
Integrated Device Technology, Inc.*	202,441	1,002,083
International Rectifier Corp.*	86,140	1,603,065
Intersil Corp., Class A	149,142	1,806,110
Lam Research Corp.*	153,266	5,833,304
RF Micro Devices, Inc.*	319,230	1,248,189
Semtech Corp.*	72,840	1,192,391
Silicon Laboratories, Inc.*	54,993	2,230,516

		26,411,178

Software (4.2%)
ACI Worldwide, Inc.*	41,256	803,254
Advent Software, Inc.*	19,071	895,574
ANSYS, Inc.*	107,168	4,347,806
Cadence Design Systems, Inc.*	326,050	1,887,830
FactSet Research Systems, Inc.	50,042	3,352,314
Fair Isaac Corp.	54,884	1,195,922
Informatica Corp.*	108,465	2,590,144
Jack Henry & Associates, Inc.	100,338	2,396,071
Mentor Graphics Corp.*	127,447	1,127,906
MICROS Systems, Inc.*	95,068	3,029,817
Parametric Technology Corp.*	139,568	2,187,031
Quest Software, Inc.*	73,960	1,334,238
Rovi Corp.*	121,844	4,619,106
Solera Holdings, Inc.	83,300	3,015,460
Sybase, Inc.*	103,763	6,709,316
Synopsys, Inc.*	175,434	3,661,308
TIBCO Software, Inc.*	197,400	2,380,644

		45,533,741

Total Information Technology		159,943,229

Materials (6.5%)
Chemicals (3.3%)
Albemarle Corp.	109,768	4,358,887
Ashland, Inc.	93,929	4,360,184
Cabot Corp.	78,164	1,884,534
Cytec Industries, Inc.	58,499	2,339,375
Intrepid Potash, Inc.*	50,400	986,328

	Number of Shares	Value (Note 1)

Lubrizol Corp.	82,136	$6,596,342
Minerals Technologies, Inc.	22,854	1,086,479
NewMarket Corp.	14,300	1,248,676
Olin Corp.	93,497	1,691,361
RPM International, Inc.	154,266	2,752,106
Scotts Miracle-Gro Co., Class A	53,805	2,389,480
Sensient Technologies Corp.	58,608	1,519,705
Valspar Corp.	119,731	3,606,298

		34,819,755

Construction Materials (0.4%)
Martin Marietta Materials, Inc.	54,048	4,583,811

Containers & Packaging (1.7%)
AptarGroup, Inc.	80,980	3,062,664
Greif, Inc., Class A	41,090	2,282,139
Packaging Corp. of America	123,415	2,717,598
Rock-Tenn Co., Class A	46,000	2,284,820
Silgan Holdings, Inc.	63,900	1,813,482
Sonoco Products Co.	119,718	3,649,005
Temple-Inland, Inc.	128,841	2,663,143

		18,472,851

Metals & Mining (1.0%)
Carpenter Technology Corp.	53,338	1,751,087
Commercial Metals Co.	136,775	1,808,165
Reliance Steel & Aluminum Co.	76,599	2,769,054
Steel Dynamics, Inc.	260,385	3,434,478
Worthington Industries, Inc.	74,319	955,742

		10,718,526

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.*	154,492	1,033,551

Total Materials		69,628,494

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.3%)
Cincinnati Bell, Inc.*	243,466	732,833
tw telecom, Inc.*	179,100	2,987,388

		3,720,221

Wireless Telecommunication Services (0.5%)
Syniverse Holdings, Inc.*	84,456	1,727,125
Telephone & Data Systems, Inc.	109,907	3,340,074

		5,067,199

Total Telecommunication Services		8,787,420

Utilities (5.9%)
Electric Utilities (1.8%)
Cleco Corp.	73,272	1,935,113
DPL, Inc.	142,993	3,417,533
Great Plains Energy, Inc.	161,386	2,746,790
Hawaiian Electric Industries, Inc.	110,293	2,512,474
IDACORP, Inc.	56,762	1,888,472
NV Energy, Inc.	280,280	3,310,107
PNM Resources, Inc.	102,279	1,143,479
Westar Energy, Inc.	129,959	2,808,414

		19,762,382

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Gas Utilities (1.9%)
AGL Resources, Inc.	92,478	$3,312,562
Atmos Energy Corp.	111,000	3,001,440
Energen Corp.	86,395	3,829,890
National Fuel Gas Co.	96,803	4,441,322
UGI Corp.	129,960	3,306,183
WGL Holdings, Inc.	60,937	2,073,686

		19,965,083

Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc.*	121,620	468,237

Multi-Utilities (1.9%)
Alliant Energy Corp.	131,695	4,179,999
Black Hills Corp.	47,449	1,350,873
MDU Resources Group, Inc.	225,815	4,071,445
NSTAR	128,039	4,481,365
OGE Energy Corp.	115,579	4,225,568
Vectren Corp.	96,199	2,276,068

		20,585,318

Water Utilities (0.3%)
Aqua America, Inc.	162,466	2,872,399

Total Utilities		63,653,419

Total Common Stocks (97.8%) (Cost $766,945,349)		1,050,209,981

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
U.S. Treasury Bills 0.15%, 10/14/10#(p)	$2,455,000	$2,453,913

Time Deposit (2.0%)
JPMorgan Chase Nassau 0.000%, 7/1/10	20,992,994	20,992,994

Total Short-Term Investments (2.2%) (Cost/Amortized Cost $23,447,421)		23,446,907

Total Investments (100.0%) (Cost/Amortized Cost $790,392,770)		1,073,656,888
Other Assets Less Liabilities (0.0%)		(211,342)

Net Assets (100%)		$1,073,445,546

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,453,912.
(p)	Yield to maturity.

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	342	September-10	$24,835,100	$24,282,000	$(553,100)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$144,808,930	$—	$—	$144,808,930
Consumer Staples	39,743,186	—	—	39,743,186
Energy	61,263,643	—	—	61,263,643
Financials	217,607,729	—	—	217,607,729
Health Care	130,243,244	—	—	130,243,244
Industrials	154,530,687	—	—	154,530,687
Information Technology	159,943,229	—	—	159,943,229
Materials	69,628,494	—	—	69,628,494
Telecommunication Services	8,787,420	—	—	8,787,420
Utilities	63,653,419	—	—	63,653,419
Short-Term Investments	—	23,446,907	—	23,446,907

Total Assets	$1,050,209,981	$23,446,907	$—	$1,073,656,888

Liabilities:
Futures	$(553,100)	$—	$—	$(553,100)

Total Liabilities	$(553,100)	$—	$—	$(553,100)

Total	$1,049,656,881	$23,446,907	$—	$1,073,103,788

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(553,100	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(553,100)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	1,352,733	—	—	1,352,733
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,352,733	$—	$—	$1,352,733

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,723,461)	—	—	(1,723,461)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,723,461)	$—	$—	$(1,723,461)

The Portfolio held futures contracts with an average notional balance of approximately $25,629,000 during the six months ended June 30, 2010.

^ This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$53,271,817
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$136,328,866

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$296,902,295
Aggregate gross unrealized depreciation	(21,204,162)

Net unrealized appreciation	$275,698,133

Federal income tax cost of investments	$797,958,755

The Portfolio has a net capital loss carryforward of $733,375,105 of which $416,578,506 expires in the year 2016, and $316,796,599 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $790,392,770)	$1,073,656,888
Dividends, interest and other receivables	1,007,492
Receivable for securities sold	483,249
Receivable from Separate Accounts for Trust shares sold	139,238
Other assets	15,422

Total assets	1,075,302,289

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	1,021,206
Investment management fees payable	327,073
Distribution fees payable - Class IB	213,030
Variation margin payable on futures contracts	123,120
Administrative fees payable	97,971
Trustees’ fees payable	2,293
Accrued expenses	72,050

Total liabilities	1,856,743

NET ASSETS	$1,073,445,546

Net assets were comprised of:
Paid in capital	$1,474,253,845
Accumulated undistributed net investment income (loss)	4,472,295
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(687,991,612)
Unrealized appreciation (depreciation) on investments, futures and foreign currency translations	282,711,018

Net assets	$1,073,445,546

Class IA
Net asset value, offering and redemption price per share, $94,794,941 / 14,290,408 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.63

Class IB
Net asset value, offering and redemption price per share, $978,650,605 / 149,750,826 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.54

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$8,352,346
Interest	1,122
Securities lending (net)	48,624

Total income	8,402,092

EXPENSES
Investment management fees	2,081,467
Distribution fees - Class IB	1,334,701
Administrative fees	624,271
Printing and mailing expenses	70,453
Professional fees	23,520
Custodian fees	22,974
Trustees’ fees	14,097
Miscellaneous	16,682

Gross expenses	4,188,165
Less: Fees paid indirectly	(8,217)

Net expenses	4,179,948

NET INVESTMENT INCOME (LOSS)	4,222,144

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	52,818,524
Futures	1,352,733
Foreign currency transactions	167

Net realized gain (loss)	54,171,424

Change in unrealized appreciation (depreciation) on:
Securities	(69,263,357)
Futures	(1,723,461)
Foreign currency translations	19

Net change in unrealized appreciation (depreciation)	(70,986,799)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(16,815,375)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,593,231)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,222,144	$12,278,306
Net realized gain (loss) on investments, futures and foreign currency transactions	54,171,424	116,318,932
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(70,986,799)	311,543,428

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,593,231)	440,140,666

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,507,424)
Class IB	—	(9,681,260)

TOTAL DIVIDENDS	—	(11,188,684)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [704,387 and 64,006,126 shares, respectively]	5,064,081	269,260,229
Capital shares issued in reinvestment of dividends [0 and 228,481 shares, respectively]	—	1,507,424
Capital shares repurchased [(5,519,564) and (52,955,877) shares, respectively]	(42,088,136)	(334,454,231)

Total Class IA transactions	(37,024,055)	(63,686,578)

Class IB
Capital shares sold [6,266,308 and 18,385,435 shares, respectively]	44,592,800	96,008,178
Capital shares issued in reinvestment of dividends [0 and 1,487,478 shares, respectively]	—	9,681,260
Capital shares repurchased [(13,921,303) and (22,541,029) shares, respectively]	(97,376,549)	(123,021,167)

Total Class IB transactions	(52,783,749)	(17,331,729)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(89,807,804)	(81,018,307)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(102,401,035)	347,933,675
NET ASSETS:
Beginning of period	1,175,846,581	827,912,906

End of period (a)	$1,073,445,546	$1,175,846,581

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,472,295	$250,151

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009	2008	2007	2006	2005
Net asset value, beginning of period	$6.74	$5.00	$10.09	$10.75	$10.35	$11.13

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.07 (e)	0.10 (e)	0.02 (e)	0.02 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.14)	1.75	(5.02)	0.84	1.16	0.69

Total from investment operations	(0.11)	1.82	(4.92)	0.86	1.18	0.71

Less distributions:
Dividends from net investment income	—	(0.08)	(0.08)	—	(0.03)	—
Distributions from net realized gains	—	—	(0.09)	(1.52)	(0.75)	(1.49)

Total dividends and distributions	—	(0.08)	(0.17)	(1.52)	(0.78)	(1.49)

Net asset value, end of period	$6.63	$6.74	$5.00	$10.09	$10.75	$10.35

Total return (b)	(1.63)%	36.43%	(49.10)%	8.25%	11.79%	6.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$94,795	$128,836	$39,101	$63,363	$51,403	$13,551
Ratio of expenses to average net assets:
After waivers (a)	0.48%	0.51%	0.76%	0.75%	0.75%	0.75%
After waivers and fees paid indirectly (a)	0.48%	0.50%	0.58%	0.75%	0.72%	0.70%
Before waivers and fees paid indirectly (a)	0.48%	0.51%	0.82%	0.81%	0.80%	0.75%
Ratio of net investment income to average net assets:
After waivers (a)	0.92%	1.21%	1.07%	0.19%	0.19%	0.15%
After waivers and fees paid indirectly (a)	0.92%	1.21%	1.25%	0.20%	0.22%	0.20%
Before waivers and fees paid indirectly (a)	0.92%	1.20%	1.01%	0.13%	0.15%	0.15%
Portfolio turnover rate	5%	16%	239%	112%	155%	149%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009	2008		2007		2006		2005
Net asset value, beginning of period	$6.65	$4.93	$9.96		$10.65		$10.26		$11.08

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.06 (e)	0.07	(e)	(0.01	)(e)	—	#(e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.13)	1.72	(4.94)		0.84		1.14		0.68

Total from investment operations	(0.11)	1.78	(4.87)		0.83		1.14		0.67

Less distributions:
Dividends from net investment income	—	(0.06)	(0.07)		—		—	#	—
Distributions from net realized gains	—	—	(0.09)		(1.52)		(0.75)		(1.49)

Total dividends and distributions	—	(0.06)	(0.16)		(1.52)		(0.75)		(1.49)

Net asset value, end of period	$6.54	$6.65	$4.93		$9.96		$10.65		$10.26

Total return (b)	(1.65)%	36.18%	(49.28)%		8.05%		11.51%		6.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$978,651	$1,047,011	$788,812		$1,611,257		$1,516,836		$1,340,515
Ratio of expenses to average net assets:
After waivers (a)	0.73%	0.75%	1.01%		1.00%		1.00%		1.00%
After waivers and fees paid indirectly (a)	0.73%	0.74%	0.83	%(c)	1.00%		0.97	%(c)	0.95%
Before waivers and fees paid indirectly (a)	0.73%	0.76%	1.07%		1.06%		1.05	%(c)	1.00%
Ratio of net investment income to average net assets:
After waivers (a)	0.68%	1.07%	0.76%		(0.06)%		(0.04)%		(0.10)%
After waivers and fees paid indirectly (a)	0.69%	1.08%	0.93%		(0.06)%		—	%‡‡	(0.05)%
Before waivers and fees paid indirectly (a)	0.68%	1.06%	0.71%		(0.12)%		(0.08)%		(0.10)%
Portfolio turnover rate	5%	16%	239%		112%		155%		149%

#	Per share amount is less than $0.01.
‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/MID CAP VALUE PLUS PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Financials	20.8%
Exchange Traded Funds	11.2
Industrials	9.3
Utilities	8.2
Consumer Discretionary	7.8
Energy	6.6
Information Technology	5.4
Materials	4.8
Health Care	4.7
Consumer Staples	4.3
Telecommunication Services	0.9
Cash and Other	16.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$968.60	$3.66
Hypothetical (5% average return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	967.10	4.88
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (7.8%)
Auto Components (0.2%)
Autoliv, Inc.*	28,925	$1,384,061
BorgWarner, Inc.*	4,657	173,892
Federal-Mogul Corp.*	7,729	100,632
Lear Corp.*	16,796	1,111,895
TRW Automotive Holdings Corp.*	13,012	358,741

		3,129,221

Distributors (0.2%)
Genuine Parts Co.	81,488	3,214,702

Diversified Consumer Services (0.2%)
Education Management Corp.*	9,612	146,583
H&R Block, Inc.	99,176	1,556,072
Service Corp. International	130,771	967,705

		2,670,360

Hotels, Restaurants & Leisure (0.5%)
Brinker International, Inc.	6,791	98,198
Choice Hotels International, Inc.	13,260	400,585
Hyatt Hotels Corp., Class A*	22,397	830,705
International Speedway Corp., Class A	9,985	257,214
MGM MIRAGE*	117,794	1,135,534
Penn National Gaming, Inc.*	34,903	806,259
Royal Caribbean Cruises Ltd.*	41,315	940,742
Thomas Cook Group plc	957,020	2,523,814
Wendy’s/Arby’s Group, Inc., Class A	104,019	416,076
Wyndham Worldwide Corp.	92,361	1,860,150

		9,269,277

Household Durables (1.9%)
D.R. Horton, Inc.	142,878	1,404,491
Fortune Brands, Inc.	68,710	2,692,058
Garmin Ltd.	54,130	1,579,513
Harman International Industries, Inc.*	18,697	558,853
Jarden Corp.	47,316	1,271,381
KB Home	39,435	433,785
Leggett & Platt, Inc.	31,081	623,485
Lennar Corp., Class A	81,708	1,136,558
M.D.C. Holdings, Inc.	256,477	6,912,055
Mohawk Industries, Inc.*	25,301	1,157,774
Newell Rubbermaid, Inc.	142,764	2,090,065
Pulte Group, Inc.*	173,178	1,433,914
Stanley Black & Decker, Inc.	82,310	4,158,301
Toll Brothers, Inc.*	337,346	5,518,981
Whirlpool Corp.	22,049	1,936,343

		32,907,557

Internet & Catalog Retail (0.2%)
Expedia, Inc.	61,881	1,162,125
Liberty Media Corp. - Interactive, Class A*	306,543	3,218,702

		4,380,827

Leisure Equipment & Products (0.4%)
Mattel, Inc.	296,513	6,274,215

	Number of Shares	Value (Note 1)

Media (2.3%)
Cablevision Systems Corp. - New York Group, Class A	120,812	$2,900,696
CBS Corp.(Non-Voting), Class B	715,713	9,254,169
Central European Media Enterprises Ltd., Class A*	19,335	384,766
Clear Channel Outdoor Holdings, Inc., Class A*	21,226	184,242
Discovery Communications, Inc., Class A*	39,246	1,401,475
DISH Network Corp., Class A	102,729	1,864,531
Gannett Co., Inc.	122,223	1,645,122
Interactive Data Corp.	1,409	47,032
John Wiley & Sons, Inc., Class A	1,706	65,971
Lamar Advertising Co., Class A*	23,321	571,831
Liberty Global, Inc., Class A*	130,475	3,391,045
Liberty Media Corp. - Capital, Class A*	41,101	1,722,543
Liberty Media Corp. - Starz*	26,313	1,364,066
Madison Square Garden, Inc., Class A*	20,988	412,834
McGraw-Hill Cos., Inc.	48,248	1,357,699
Meredith Corp.	10,586	329,542
New York Times Co., Class A*	69,562	601,711
Regal Entertainment Group, Class A	31,781	414,424
Virgin Media, Inc.	685,949	11,448,489
Washington Post Co., Class B	3,093	1,269,615

		40,631,803

Multiline Retail (0.4%)
J.C. Penney Co., Inc.	81,853	1,758,202
Macy’s, Inc.	195,165	3,493,453
Sears Holdings Corp.*	23,284	1,505,311

		6,756,966

Specialty Retail (1.0%)
Aaron’s, Inc.	16,431	280,477
Abercrombie & Fitch Co., Class A	10,682	327,831
American Eagle Outfitters, Inc.	299,595	3,520,241
AnnTaylor Stores Corp.*	117,300	1,908,471
AutoNation, Inc.*	24,712	481,884
Foot Locker, Inc.	80,363	1,014,181
GameStop Corp., Class A*	78,440	1,473,888
Office Depot, Inc.*	127,101	513,488
RadioShack Corp.	64,344	1,255,351
Ross Stores, Inc.	114,400	6,096,376
Signet Jewelers Ltd.*	43,887	1,206,893

		18,079,081

Textiles, Apparel & Luxury Goods (0.5%)
VF Corp.	120,502	8,577,332

Total Consumer Discretionary		135,891,341

Consumer Staples (4.3%)
Beverages (0.8%)
Brown-Forman Corp., Class B	13,497	772,433
Central European Distribution Corp.*	36,255	775,132
Coca-Cola Enterprises, Inc.	63,307	1,637,119

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Constellation Brands, Inc., Class A*	94,164	$1,470,842
Dr. Pepper Snapple Group, Inc.	87,501	3,271,662
Hansen Natural Corp.*	5,227	204,428
Molson Coors Brewing Co., Class B	141,331	5,986,781

		14,118,397

Food & Staples Retailing (0.4%)
BJ’s Wholesale Club, Inc.*	25,333	937,575
Safeway, Inc.	199,418	3,920,558
SUPERVALU, Inc.	108,923	1,180,725

		6,038,858

Food Products (2.6%)
Bunge Ltd.	128,276	6,309,896
Campbell Soup Co.	37,717	1,351,400
ConAgra Foods, Inc.	205,554	4,793,519
Corn Products International, Inc.	38,613	1,169,974
Dean Foods Co.*	257,249	2,590,497
Del Monte Foods Co.	101,899	1,466,327
Flowers Foods, Inc.	24,429	596,801
H.J. Heinz Co.	95,747	4,138,185
Hershey Co.	32,841	1,574,069
Hormel Foods Corp.	35,458	1,435,340
J.M. Smucker Co.	61,131	3,681,309
McCormick & Co., Inc.(Non-Voting)	34,063	1,293,032
Mead Johnson Nutrition Co.	90,575	4,539,619
PureCircle Ltd.*	905,495	3,349,081
Ralcorp Holdings, Inc.*	28,170	1,543,716
Sara Lee Corp.	97,392	1,373,227
Smithfield Foods, Inc.*	70,550	1,051,195
Tyson Foods, Inc., Class A	153,211	2,511,128

		44,768,315

Household Products (0.1%)
Clorox Co.	4,192	260,575
Energizer Holdings, Inc.*	35,941	1,807,113

		2,067,688

Personal Products (0.1%)
Alberto-Culver Co.	34,132	924,636
NBTY, Inc.*	28,961	984,964

		1,909,600

Tobacco (0.3%)
Lorillard, Inc.	78,441	5,646,183

Total Consumer Staples		74,549,041

Energy (6.6%)
Energy Equipment & Services (1.9%)
Atwood Oceanics, Inc.*	23,007	587,139
Cameron International Corp.*	53,761	1,748,308
Cie Generale de Geophysique - Veritas (ADR)*	153,900	2,737,881
Diamond Offshore Drilling, Inc.	23,922	1,487,709
Dresser-Rand Group, Inc.*	4,108	129,607
Ensco plc (ADR)	73,100	2,871,368
Exterran Holdings, Inc.*	29,063	750,116
Helmerich & Payne, Inc.	48,290	1,763,551
Nabors Industries Ltd.*	87,964	1,549,926

	Number of Shares	Value (Note 1)

Oceaneering International, Inc.*	28,298	$1,270,580
Oil States International, Inc.*	24,095	953,680
Patterson-UTI Energy, Inc.	78,954	1,016,138
Pride International, Inc.*	54,434	1,216,056
Rowan Cos., Inc.*	51,393	1,127,562
SBM Offshore N.V.	184,724	2,636,198
SEACOR Holdings, Inc.*	11,575	817,890
Smith International, Inc.	127,533	4,801,617
Superior Energy Services, Inc.*	37,421	698,650
Tidewater, Inc.	26,613	1,030,455
Unit Corp.*	20,646	838,021
Weatherford International Ltd.*	226,792	2,980,047

		33,012,499

Oil, Gas & Consumable Fuels (4.7%)
Alpha Natural Resources, Inc.*	53,866	1,824,441
Arch Coal, Inc.	24,430	483,958
Atlas Energy, Inc.*	10,812	292,681
Cabot Oil & Gas Corp.	132,224	4,141,256
Cobalt International Energy, Inc.*	216,602	1,613,685
Comstock Resources, Inc.*	24,244	672,044
Consol Energy, Inc.	153,063	5,167,407
Continental Resources, Inc.*	1,469	65,547
Denbury Resources, Inc.*	204,882	2,999,473
El Paso Corp.	294,689	3,273,995
Forest Oil Corp.*	20,601	563,643
Frontier Oil Corp.	54,292	730,227
Frontline Ltd.	4,682	133,624
Holly Corp.	7,380	196,160
Mariner Energy, Inc.*	49,152	1,055,785
Massey Energy Co.	52,838	1,445,119
Murphy Oil Corp.	86,669	4,294,449
Newfield Exploration Co.*	161,557	7,893,675
Noble Energy, Inc.	89,613	5,406,352
Overseas Shipholding Group, Inc.	117,800	4,363,312
Peabody Energy Corp.	137,936	5,397,436
Petrohawk Energy Corp.*	44,966	763,073
Pioneer Natural Resources Co.	59,492	3,536,799
Plains Exploration & Production Co.*	71,895	1,481,756
Quicksilver Resources, Inc.*	281,802	3,099,822
SandRidge Energy, Inc.*	76,549	446,281
SM Energy Co.	10,360	416,058
Southern Union Co.	63,877	1,396,351
Spectra Energy Corp.	332,527	6,673,817
Sunoco, Inc.	61,868	2,151,150
Teekay Corp.	21,752	569,250
Tesoro Corp.	72,477	845,807
Valero Energy Corp.	290,185	5,217,526
Whiting Petroleum Corp.*	24,311	1,906,469

		80,518,428

Total Energy		113,530,927

Financials (20.8%)
Capital Markets (2.1%)
Affiliated Managers Group, Inc.*	56,800	3,451,736
Ameriprise Financial, Inc.	326,087	11,781,523
Ares Capital Corp.	98,369	1,232,564
E*TRADE Financial Corp.*	112,915	1,334,655
Federated Investors, Inc., Class B	14,567	301,682

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

GLG Partners, Inc.*	5,869	$25,706
Invesco Ltd.	440,049	7,406,025
Janus Capital Group, Inc.	85,703	761,043
Jefferies Group, Inc.	59,824	1,261,090
Legg Mason, Inc.	83,923	2,352,362
Raymond James Financial, Inc.	50,928	1,257,412
Solar Capital Ltd.	65,866	1,268,579
TD Ameritrade Holding Corp.*	261,200	3,996,360

		36,430,737

Commercial Banks (3.6%)
Associated Banc-Corp	88,737	1,087,916
BancorpSouth, Inc.	42,839	765,961
Bank of Hawaii Corp.	16,741	809,427
BOK Financial Corp.	12,954	614,926
CapitalSource, Inc.	165,554	788,037
CIT Group, Inc.*	102,654	3,475,864
City National Corp./California	23,340	1,195,708
Comerica, Inc.	254,184	9,361,597
Commerce Bancshares, Inc./Missouri	37,221	1,339,584
Cullen/Frost Bankers, Inc.	26,907	1,383,020
East West Bancorp, Inc.	75,923	1,157,826
Fifth Third Bancorp	407,875	5,012,784
First Citizens BancShares, Inc./North Carolina, Class A	2,779	534,485
First Horizon National Corp.*	117,305	1,343,147
Fulton Financial Corp.	101,811	982,476
Huntington Bancshares, Inc./Ohio	719,688	3,987,072
KeyCorp	451,155	3,469,382
M&T Bank Corp.	37,758	3,207,542
Marshall & Ilsley Corp.	270,567	1,942,671
Popular, Inc.*	1,112,595	2,981,755
Regions Financial Corp.	611,940	4,026,565
SunTrust Banks, Inc.	256,527	5,977,079
Synovus Financial Corp.	401,859	1,020,722
TCF Financial Corp.	72,954	1,211,766
Umpqua Holdings Corp.	130,400	1,496,992
Valley National Bancorp	82,603	1,125,053
Wilmington Trust Corp.	46,801	519,023
Zions Bancorp	82,242	1,773,960

		62,592,340

Consumer Finance (0.4%)
AmeriCredit Corp.*	32,480	591,786
Discover Financial Services	279,074	3,901,454
SLM Corp.*	249,274	2,589,957

		7,083,197

Diversified Financial Services (1.0%)
Interactive Brokers Group, Inc., Class A*	13,171	218,639
Leucadia National Corp.*	100,013	1,951,254
NASDAQ OMX Group, Inc.*	62,655	1,114,006
NYSE Euronext	105,007	2,901,343
PHH Corp.*	609,500	11,604,880

		17,790,122

Insurance (6.6%)
Alleghany Corp.*	3,431	1,006,312

	Number of Shares	Value (Note 1)

Allied World Assurance Co. Holdings Ltd./Bermuda	25,899	$1,175,297
American Financial Group, Inc./Ohio	44,057	1,203,637
American International Group, Inc.*	62,036	2,136,520
American National Insurance Co.	3,593	290,925
Aon Corp.	138,258	5,132,137
Arch Capital Group Ltd.*	25,287	1,883,881
Arthur J. Gallagher & Co.	39,890	972,518
Aspen Insurance Holdings Ltd.	39,677	981,609
Assurant, Inc.	57,387	1,991,329
Assured Guaranty Ltd.	94,609	1,255,461
Axis Capital Holdings Ltd.	46,568	1,384,001
Brown & Brown, Inc.	27,117	519,019
Cincinnati Financial Corp.	74,998	1,940,198
CNA Financial Corp.*	13,532	345,878
Endurance Specialty Holdings Ltd.	20,974	787,154
Erie Indemnity Co., Class A	4,077	185,504
Everest Reinsurance Group Ltd.	100,037	7,074,617
Fidelity National Financial, Inc., Class A	283,764	3,686,094
Genworth Financial, Inc., Class A*	204,550	2,673,469
Hanover Insurance Group, Inc.	23,029	1,001,762
Hartford Financial Services Group, Inc.	208,757	4,619,792
HCC Insurance Holdings, Inc.	59,015	1,461,211
Lincoln National Corp.	155,225	3,770,415
Markel Corp.*	5,033	1,711,220
Marsh & McLennan Cos., Inc.	21,665	488,546
MBIA, Inc.*	78,698	441,496
Mercury General Corp.	13,720	568,557
Old Republic International Corp.	123,689	1,500,348
OneBeacon Insurance Group Ltd., Class A	11,813	169,162
PartnerReinsurance Ltd.	40,156	2,816,542
Platinum Underwriters Holdings Ltd.	161,200	5,849,948
Principal Financial Group, Inc.	388,975	9,117,574
Progressive Corp.	344,040	6,440,429
Protective Life Corp.	43,929	939,641
Reinsurance Group of America, Inc.	229,567	10,493,508
RenaissanceReinsurance Holdings Ltd.	29,715	1,672,063
StanCorp Financial Group, Inc.	24,303	985,244
Symetra Financial Corp.	17,937	215,244
Torchmark Corp.	42,346	2,096,550
Transatlantic Holdings, Inc.	33,003	1,582,824
Unitrin, Inc.	26,125	668,800
Unum Group	599,795	13,015,552
Validus Holdings Ltd.	37,376	912,722
W.R. Berkley Corp.	65,063	1,721,567
Wesco Financial Corp.	691	223,331
White Mountains Insurance Group Ltd.	3,911	1,267,946
XL Capital Ltd., Class A	175,548	2,810,523

		115,188,077

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Real Estate Investment Trusts (REITs) (5.4%)
Alexandria Real Estate Equities, Inc. (REIT)	22,733	$1,440,590
AMB Property Corp. (REIT)	171,975	4,077,527
Annaly Capital Management, Inc. (REIT)	287,214	4,925,720
Apartment Investment & Management Co. (REIT), Class A	30,399	588,829
AvalonBay Communities, Inc. (REIT)	42,586	3,976,255
Boston Properties, Inc. (REIT)	71,340	5,089,396
Brandywine Realty Trust (REIT)	67,424	724,808
BRE Properties, Inc. (REIT)	32,733	1,208,830
Camden Property Trust (REIT)	33,792	1,380,403
Chimera Investment Corp. (REIT)	938,199	3,386,898
Corporate Office Properties Trust/Maryland (REIT)	30,142	1,138,162
Developers Diversified Realty Corp. (REIT)	102,267	1,012,443
Digital Realty Trust, Inc. (REIT)	2,167	124,993
Douglas Emmett, Inc. (REIT)	62,725	891,949
Duke Realty Corp. (REIT)	452,315	5,133,775
Equity Residential (REIT)	135,905	5,659,084
Essex Property Trust, Inc. (REIT)	9,439	920,680
Federal Realty Investment Trust (REIT)	12,657	889,407
General Growth Properties, Inc. (REIT)	23,087	306,134
HCP, Inc. (REIT)	150,852	4,864,977
Health Care REIT, Inc. (REIT)	63,691	2,682,665
Hospitality Properties Trust (REIT)	63,321	1,336,073
Host Hotels & Resorts, Inc. (REIT)	337,771	4,553,153
HRPT Properties Trust (REIT)*	132,597	823,427
Kimco Realty Corp. (REIT)	208,152	2,797,563
Liberty Property Trust (REIT)	58,094	1,676,012
Macerich Co. (REIT)	66,578	2,484,691
Mack-Cali Realty Corp. (REIT)	40,690	1,209,714
Nationwide Health Properties, Inc. (REIT)	61,476	2,198,996
Piedmont Office Realty Trust, Inc. (REIT), Class A	26,570	497,656
Plum Creek Timber Co., Inc. (REIT)	48,088	1,660,479
ProLogis (REIT)	229,405	2,323,873
Rayonier, Inc. (REIT)	28,927	1,273,367
Realty Income Corp. (REIT)	53,615	1,626,143
Regency Centers Corp. (REIT)	41,975	1,443,940
RioCan Real Estate Investment Trust (REIT)	77,600	1,387,914
Senior Housing Properties Trust (REIT)	65,380	1,314,792
SL Green Realty Corp. (REIT)	40,009	2,202,095
Taubman Centers, Inc. (REIT)	28,011	1,054,054
UDR, Inc. (REIT)	77,729	1,486,956
Ventas, Inc. (REIT)	58,599	2,751,223
Vornado Realty Trust (REIT)	75,437	5,503,129

	Number of Shares	Value (Note 1)

Weingarten Realty Investors (REIT)	61,684	$1,175,080

		93,203,855

Real Estate Management & Development (0.9%)
BR Malls Participacoes S.A.	281,900	3,704,525
BR Properties S.A.	679,800	4,745,418
Forest City Enterprises, Inc., Class A*	65,386	740,170
Iguatemi Empresa de Shopping Centers S.A.	142,400	2,489,042
Multiplan Empreendimentos Imobiliarios S.A.	233,400	4,157,235
St. Joe Co.*	4,851	112,349

		15,948,739

Thrifts & Mortgage Finance (0.8%)
Beneficial Mutual Bancorp, Inc.*	116,806	1,154,043
Capitol Federal Financial	9,545	316,512
First Niagara Financial Group, Inc.	107,266	1,344,043
Hudson City Bancorp, Inc.	222,036	2,717,721
New York Community Bancorp, Inc.	223,461	3,412,249
People’s United Financial, Inc.	190,669	2,574,032
TFS Financial Corp.	40,979	508,549
Washington Federal, Inc.	57,720	933,910

		12,961,059

Total Financials		361,198,126

Health Care (4.7%)
Biotechnology (0.4%)
Abraxis Bioscience, Inc.*	2,260	167,692
Alkermes, Inc.*	389,300	4,846,785
Cephalon, Inc.*	38,587	2,189,812

		7,204,289

Health Care Equipment & Supplies (0.8%)
Beckman Coulter, Inc.	35,975	2,168,933
Boston Scientific Corp.*	778,130	4,513,154
CareFusion Corp.*	72,529	1,646,408
Cooper Cos., Inc.	18,859	750,400
Hill-Rom Holdings, Inc.	5,086	154,767
Hologic, Inc.*	132,956	1,852,077
Inverness Medical Innovations, Inc.*	30,541	814,223
Kinetic Concepts, Inc.*	29,259	1,068,246
Teleflex, Inc.	17,288	938,393

		13,906,601

Health Care Providers & Services (2.3%)
Amedisys, Inc.*	90,300	3,970,491
AmerisourceBergen Corp.	263,200	8,356,600
Brookdale Senior Living, Inc.*	37,917	568,755
CIGNA Corp.	417,882	12,979,415
Community Health Systems, Inc.*	14,948	505,392
Coventry Health Care, Inc.*	75,918	1,342,230
Emdeon, Inc., Class A*	1,300	16,289
Health Net, Inc.*	51,004	1,242,967
Humana, Inc.*	87,340	3,988,818

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

LifePoint Hospitals, Inc.*	28,369	$890,787
Lincare Holdings, Inc.*	1	16
MEDNAX, Inc.*	1,378	76,631
Omnicare, Inc.	55,638	1,318,621
Quest Diagnostics, Inc.	10,334	514,323
Team Health Holdings, Inc.*	149,500	1,931,540
Tenet Healthcare Corp.*	69,078	299,798
Universal Health Services, Inc., Class B	43,011	1,640,870

		39,643,543

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	9,998	864,727
Charles River Laboratories International, Inc.*	25,884	885,492
Life Technologies Corp.*	27,363	1,292,902
PerkinElmer, Inc.	32,950	681,076

		3,724,197

Pharmaceuticals (1.0%)
Endo Pharmaceuticals Holdings, Inc.*	185,865	4,055,574
Forest Laboratories, Inc.*	155,180	4,256,587
Impax Laboratories, Inc.*	287,500	5,479,750
King Pharmaceuticals, Inc.*	128,102	972,294
Mylan, Inc.*	25,042	426,716
Watson Pharmaceuticals, Inc.*	57,340	2,326,284

		17,517,205

Total Health Care		81,995,835

Industrials (9.3%)
Aerospace & Defense (1.3%)
Alliant Techsystems, Inc.*	1,238	76,830
BE Aerospace, Inc.*	49,357	1,255,148
Esterline Technologies Corp.*	84,000	3,985,800
Goodrich Corp.	46,188	3,059,955
ITT Corp.	94,167	4,229,982
L-3 Communications Holdings, Inc.	59,395	4,207,542
Rockwell Collins, Inc.	38,285	2,034,082
Spirit AeroSystems Holdings, Inc., Class A*	46,232	881,182
Teledyne Technologies, Inc.*	85,000	3,279,300

		23,009,821

Air Freight & Logistics (0.0%)
UTi Worldwide, Inc.	8,444	104,537

Airlines (1.0%)
AMR Corp.*	115,590	783,700
Copa Holdings S.A., Class A	5,693	251,745
Delta Air Lines, Inc.*	974,875	11,454,781
Southwest Airlines Co.	331,218	3,679,832
UAL Corp.*	21,675	445,638

		16,615,696

Building Products (0.2%)
Armstrong World Industries, Inc.*	9,449	285,171
Masco Corp.	128,852	1,386,447
Owens Corning, Inc.*	25,912	775,028

	Number of Shares	Value (Note 1)

USG Corp.*	20,552	$248,268

		2,694,914

Commercial Services & Supplies (0.7%)
Avery Dennison Corp.	53,445	1,717,188
Cintas Corp.	68,172	1,634,083
Corrections Corp. of America*	48,153	918,759
Covanta Holding Corp.*	62,602	1,038,567
KAR Auction Services, Inc.*	12,152	150,320
Pitney Bowes, Inc.	30,352	666,530
R.R. Donnelley & Sons Co.	100,257	1,641,207
Republic Services, Inc.	116,892	3,475,199
Waste Connections, Inc.*	8,327	290,529

		11,532,382

Construction & Engineering (0.9%)
Aecom Technology Corp.*	36,046	831,221
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	30,852	580,326
Fluor Corp.	86,219	3,664,307
Jacobs Engineering Group, Inc.*	25,406	925,795
KBR, Inc.	77,632	1,579,035
Quanta Services, Inc.*	107,915	2,228,445
Shaw Group, Inc.*	18,348	627,868
URS Corp.*	127,699	5,024,956

		15,461,953

Electrical Equipment (1.0%)
AMETEK, Inc.	148,200	5,950,230
General Cable Corp.*	17,164	457,421
Hubbell, Inc., Class B	109,316	4,338,752
Regal-Beloit Corp.	3,201	178,552
Thomas & Betts Corp.*	185,879	6,450,001

		17,374,956

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	29,015	1,048,312
McDermott International, Inc.*	24,907	539,486
Textron, Inc.	336,025	5,702,344

		7,290,142

Machinery (2.8%)
AGCO Corp.*	151,340	4,081,640
Barnes Group, Inc.	353,242	5,789,636
CNH Global N.V.*	10,922	247,383
Crane Co.	25,314	764,736
Dover Corp.	111,669	4,666,648
Eaton Corp.	63,560	4,159,366
Flowserve Corp.	4,316	365,997
Gardner Denver, Inc.	1,480	65,993
Harsco Corp.	38,219	898,147
IDEX Corp.	7,253	207,218
Ingersoll-Rand plc	165,191	5,697,438
Kennametal, Inc.	10,570	268,795
Parker Hannifin Corp.	59,253	3,286,171
Pentair, Inc.	265,900	8,561,980
Snap-On, Inc.	29,669	1,213,759
SPX Corp.	20,637	1,089,840
Terex Corp.*	318,582	5,970,227
Timken Co.	11,670	303,303
Trinity Industries, Inc.	40,679	720,832
Wabtec Corp.	20,781	828,954

		49,188,063

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Marine (0.1%)
Alexander & Baldwin, Inc.	21,191	$631,068
Kirby Corp.*	25,927	991,708

		1,622,776

Professional Services (0.3%)
Equifax, Inc.	64,974	1,823,170
FTI Consulting, Inc.*	4,652	202,781
Manpower, Inc.	42,016	1,814,251
Towers Watson & Co., Class A	18,596	722,454

		4,562,656

Road & Rail (0.6%)
All America Latina Logistica S.A.	403,000	3,150,321
Con-way, Inc.	25,409	762,778
Hertz Global Holdings, Inc.*	14,499	137,161
J.B. Hunt Transport Services, Inc.	147,800	4,828,626
Kansas City Southern*	21,615	785,705
Ryder System, Inc.	12,808	515,266

		10,179,857

Trading Companies & Distributors (0.0%)
GATX Corp.	17,179	458,336
WESCO International, Inc.*	14,724	495,757

		954,093

Total Industrials		160,591,846

Information Technology (5.4%)
Communications Equipment (0.2%)
Brocade Communications Systems, Inc.*	227,853	1,175,721
CommScope, Inc.*	48,471	1,152,156
EchoStar Corp., Class A*	19,035	363,188
Tellabs, Inc.	197,710	1,263,367

		3,954,432

Computers & Peripherals (0.3%)
Diebold, Inc.	26,566	723,923
Lexmark International, Inc., Class A*	40,285	1,330,614
Seagate Technology*	69,538	906,775
Western Digital Corp.*	90,674	2,734,728

		5,696,040

Electronic Equipment, Instruments & Components (1.5%)
Arrow Electronics, Inc.*	458,958	10,257,711
Avnet, Inc.*	77,912	1,878,458
AVX Corp.	22,830	292,681
Flextronics International Ltd.*	444,181	2,487,414
Ingram Micro, Inc., Class A*	79,954	1,214,501
Itron, Inc.*	1,489	92,050
Jabil Circuit, Inc.	27,070	360,031
Kingboard Laminates Holdings Ltd.	7,537,000	6,304,914
Molex, Inc.	68,319	1,246,139
Tech Data Corp.*	26,345	938,409
Vishay Intertechnology, Inc.*	88,404	684,247

		25,756,555

Internet Software & Services (0.1%)
AOL, Inc.*	54,766	1,138,585

	Number of Shares	Value (Note 1)

IAC/InterActiveCorp*	28,185	$619,225
Monster Worldwide, Inc.*	32,620	380,023

		2,137,833

IT Services (0.8%)
Amdocs Ltd.*	76,269	2,047,823
Broadridge Financial Solutions, Inc.	6,220	118,491
Computer Sciences Corp.	79,152	3,581,628
Convergys Corp.*	51,024	500,546
CoreLogic, Inc.	53,320	941,631
Fidelity National Information Services, Inc.	170,256	4,566,266
Fiserv, Inc.*	26,079	1,190,767
Total System Services, Inc.	84,484	1,148,982

		14,096,134

Office Electronics (0.4%)
Xerox Corp.	707,680	5,689,747
Zebra Technologies Corp., Class A*	12,680	321,692

		6,011,439

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.*	190,179	1,392,110
Atmel Corp.*	24,826	119,165
Fairchild Semiconductor International, Inc.*	64,624	543,488
International Rectifier Corp.*	36,267	674,929
Intersil Corp., Class A	41,768	505,810
KLA-Tencor Corp.	82,439	2,298,399
Linear Technology Corp.	86,700	2,411,127
LSI Corp.*	335,416	1,542,914
MEMC Electronic Materials, Inc.*	68,038	672,215
Micron Technology, Inc.*	439,089	3,727,866
National Semiconductor Corp.	11,117	149,635
Novellus Systems, Inc.*	5,570	141,255
PMC-Sierra, Inc.*	111,445	838,066
SunPower Corp., Class A*	30,457	368,530
Varian Semiconductor Equipment Associates, Inc.*	296,650	8,501,989

		23,887,498

Software (0.7%)
BMC Software, Inc.*	121,400	4,204,082
CA, Inc.	37,136	683,302
Check Point Software Technologies Ltd.*	107,500	3,169,100
Compuware Corp.*	50,233	400,859
Electronic Arts, Inc.*	10,151	146,175
Novell, Inc.*	178,762	1,015,368
Synopsys, Inc.*	72,108	1,504,894

		11,123,780

Total Information Technology		92,663,711

Materials (4.8%)
Chemicals (1.8%)
Agrium, Inc. (When Issued)	72,500	3,548,150
Ashland, Inc.	36,701	1,703,660
Cabot Corp.	33,545	808,770

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

CF Industries Holdings, Inc.	10,173	$645,477
Cytec Industries, Inc.	25,027	1,000,830
Eastman Chemical Co.	29,443	1,571,078
FMC Corp.	147,490	8,470,351
Huntsman Corp.	96,793	839,195
Intrepid Potash, Inc.*	22,890	447,957
Methanex Corp.	261,300	5,144,997
PPG Industries, Inc.	71,357	4,310,676
RPM International, Inc.	33,264	593,430
Sherwin-Williams Co.	18,117	1,253,515
Sigma-Aldrich Corp.	4,797	239,035
Valspar Corp.	45,797	1,379,406

		31,956,527

Construction Materials (0.2%)
Vulcan Materials Co.	65,529	2,872,136

Containers & Packaging (1.6%)
AptarGroup, Inc.	34,838	1,317,573
Ball Corp.	37,431	1,977,480
Bemis Co., Inc.	55,969	1,511,163
Greif, Inc., Class A	103,886	5,769,828
Owens-Illinois, Inc.*	287,897	7,614,876
Packaging Corp. of America	52,940	1,165,739
Pactiv Corp.*	6,956	193,724
Rexam plc	1,000,762	4,490,849
Sealed Air Corp.	81,837	1,613,826
Sonoco Products Co.	51,518	1,570,269
Temple-Inland, Inc.	44,993	930,005

		28,155,332

Metals & Mining (0.5%)
AK Steel Holding Corp.	47,999	572,148
Commercial Metals Co.	58,600	774,692
Gerdau Ameristeel Corp.*	63,427	691,354
Reliance Steel & Aluminum Co.	33,686	1,217,749
Royal Gold, Inc.	20,610	989,280
Schnitzer Steel Industries, Inc., Class A	8,963	351,350
Steel Dynamics, Inc.	111,120	1,465,673
United States Steel Corp.	59,748	2,303,285
Walter Energy, Inc.	5,894	358,650

		8,724,181

Paper & Forest Products (0.7%)
Domtar Corp.	21,632	1,063,213
International Paper Co.	49,739	1,125,593
MeadWestvaco Corp.	87,674	1,946,363
Sino-Forest Corp.*	139,900	1,988,339
Sino-Forest Corp. (ADR)*§	93,000	1,321,770
Weyerhaeuser Co.	108,589	3,822,333

		11,267,611

Total Materials		82,975,787

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.7%)
CenturyLink, Inc.	154,159	5,135,036
Frontier Communications Corp.	99,067	704,366
Level 3 Communications, Inc.*	521,918	568,891
Qwest Communications International, Inc.	890,978	4,677,635

	Number of Shares	Value (Note 1)

Windstream Corp.	145,083	$1,532,076

		12,618,004

Wireless Telecommunication Services (0.2%)
Clearwire Corp., Class A*	17,668	128,623
Leap Wireless International, Inc.*	31,308	406,378
MetroPCS Communications, Inc.*	67,363	551,703
NII Holdings, Inc.*	18,028	586,271
Telephone & Data Systems, Inc.	43,344	1,317,224
U.S. Cellular Corp.*	7,940	326,731

		3,316,930

Total Telecommunication Services		15,934,934

Utilities (8.2%)
Electric Utilities (3.1%)
Allegheny Energy, Inc.	87,023	1,799,636
DPL, Inc.	61,038	1,458,808
Edison International	167,197	5,303,489
FirstEnergy Corp.	156,432	5,511,099
Great Plains Energy, Inc.	69,556	1,183,843
Hawaiian Electric Industries, Inc.	47,950	1,092,301
ITC Holdings Corp.	3,114	164,762
Northeast Utilities	376,616	9,596,176
NV Energy, Inc.	828,564	9,785,341
Pepco Holdings, Inc.	114,545	1,796,065
Pinnacle West Capital Corp.	55,652	2,023,507
PPL Corp.	194,284	4,847,386
Progress Energy, Inc.	147,368	5,779,773
Westar Energy, Inc.	212,169	4,584,973

		54,927,159

Gas Utilities (1.1%)
AGL Resources, Inc.	39,950	1,431,009
Atmos Energy Corp.	47,801	1,292,539
Energen Corp.	36,888	1,635,245
EQT Corp.	5,108	184,603
National Fuel Gas Co.	37,817	1,735,044
ONEOK, Inc.	54,548	2,359,201
Questar Corp.	89,853	4,087,413
UGI Corp.	239,228	6,085,961

		18,811,015

Independent Power Producers & Energy Traders (0.7%)
AES Corp.*	343,673	3,175,538
Calpine Corp.*	95,863	1,219,377
Constellation Energy Group, Inc.	94,803	3,057,397
Mirant Corp.*	74,646	788,262
NRG Energy, Inc.*	131,019	2,778,913
Ormat Technologies, Inc.	4,904	138,734
RRI Energy, Inc.*	181,363	687,366

		11,845,587

Multi-Utilities (3.1%)
Alliant Energy Corp.	56,845	1,804,260
Ameren Corp.	122,282	2,906,643
CenterPoint Energy, Inc.	202,400	2,663,584
CMS Energy Corp.	117,977	1,728,363
Consolidated Edison, Inc.	144,699	6,236,527
DTE Energy Co.	86,423	3,941,753

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Integrys Energy Group, Inc.	39,523	$1,728,736
MDU Resources Group, Inc.	96,544	1,740,688
NiSource, Inc.	142,213	2,062,089
NSTAR	54,811	1,918,385
OGE Energy Corp.	49,883	1,823,723
SCANA Corp.	57,937	2,071,827
Sempra Energy	127,030	5,943,734
TECO Energy, Inc.	109,777	1,654,339
Vectren Corp.	41,666	985,818
Wisconsin Energy Corp.	181,191	9,193,631
Xcel Energy, Inc.	235,835	4,860,559

		53,264,659

Water Utilities (0.2%)
American Water Works Co., Inc.	89,652	1,846,831
Aqua America, Inc.	70,282	1,242,586

		3,089,417

Total Utilities		141,937,837

Total Common Stocks (72.8%) (Cost $1,260,151,520)		1,261,269,385

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(11.2%)
iShares Morningstar Mid Core Index Fund	10,366	685,866
iShares Morningstar Mid Growth Index Fund	4,330	323,278
iShares Morningstar Mid Value Index Fund	337,737	21,277,093
iShares Russell Midcap Growth Index Fund	6,054	264,560
iShares Russell Midcap Index Fund	5,105	410,595
iShares Russell Midcap Value Index Fund	3,712,375	135,278,945
iShares S&P MidCap 400 Index Fund	3,855	274,168
iShares S&P MidCap 400/BARRA Value Index Fund	550,721	35,306,723

	Number of Shares	Value (Note 1)

SPDR Dow Jones Mid Cap Value ETF	23,094	$1,042,833

Total Investment Companies (11.2%) (Cost $208,244,825)		194,864,061

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (14.1%)
BlackRock Liquidity Funds TempFund 0.16%‡	$243,964,102	243,964,102

Time Deposit (0.6%)
JPMorgan Chase Nassau 0.000%, 7/1/10	11,562,322	11,562,322

Total Short-Term Investments (14.7%) (Amortized Cost $255,526,424)		255,526,424

Total Investments (98.7%) (Cost/Amortized Cost $1,723,922,770)		1,711,659,870
Other Assets Less Liabilities (1.3%)		21,750,426

Net Assets (100%)		$1,733,410,295

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2010, the market value of these securities amounted to $1,321,770 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$377,973,807	$134,009,705	$243,964,102	$49,050	$—

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	1,115	September-10	$68,684,697	$67,769,700	$(914,997)
S&P 500 E-Mini Index	1,316	September-10	71,297,866	67,550,280	(3,747,586)
S&P MidCap 400 E-Mini Index	1,915	September-10	143,419,540	135,965,000	(7,454,540)

					$(12,117,123)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit Risk, etc.)	Level 3 Significant Unobservable Inputs (including the portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$133,367,527	$2,523,814	$—	$135,891,341
Consumer Staples	71,199,960	3,349,081	—	74,549,041
Energy	110,894,729	2,636,198	—	113,530,927
Financials	361,198,126	—	—	361,198,126
Health Care	81,995,835	—	—	81,995,835
Industrials	160,591,846	—	—	160,591,846
Information Technology	86,358,797	6,304,914	—	92,663,711
Materials	78,484,938	4,490,849	—	82,975,787
Telecommunication Services	15,934,934	—	—	15,934,934
Utilities	141,937,837	—	—	141,937,837
Investment Companies
Exchange Traded Funds (ETFs)	194,864,061	—	—	194,864,061
Short-Term Investments	—	255,526,424	—	255,526,424

Total Assets	$1,436,828,590	$274,831,280	$—	$1,711,659,870

Liabilities:
Futures	$(12,117,123)	$—	$—	$(12,117,123)

Total Liabilities	$(12,117,123)	$—	$—	$(12,117,123)

Total	$1,424,711,467	$274,831,280	$—	$1,699,542,747

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Liability Derivatives	Fair Value

Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(12,117,123	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(12,117,123)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(30,605,811)	—	—	(30,605,811)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(30,605,811)	$—	$—	$(30,605,811)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(12,880,253)	—	—	(12,880,253)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(12,880,253)	$—	$—	$(12,880,253)

This Portfolio held futures contracts with an average notional balance of approximately $84,747,000 during the six months ended June 30, 2010.

^ This Portfolio held forward foreign currency and futures contracts to gain an economic hedge against changes in the values of securities held in the Portfolio, that do not qualify for hedge accounting under ASC 815 and also to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$434,510,635
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$877,216,480

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,548,016
Aggregate gross unrealized depreciation	(131,224,904)

Net unrealized depreciation	$(74,676,888)

Federal income tax cost of investments	$1,786,336,758

For the six months ended June 30, 2010, the Portfolio incurred approximately $3,944 as brokerage commissions with Keefe, Bruyette & Woods, Inc., and $164 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $823,058,382 of which $60,990,178 expires in the year 2015, $468,590,638 expires in the year 2016, and $293,477,566 expires in the year 2017.

Included in the capital loss carryforward amounts are $383,587,435 of losses acquired from EQ/Ariel Appreciation II, EQ/Lord Abbett Mid Cap Value and EQ/Van Kampen Real Estate as a result of a tax free reorganization that occurred during the year 2009. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $243,964,102)	$243,964,102
Unaffiliated Issuers (Cost $1,479,958,668)	1,467,695,768
Foreign cash (Cost $2,338)	2,298
Cash held as collateral at broker	28,125,000
Receivable for securities sold	2,974,414
Dividends, interest and other receivables	1,942,781
Receivable from Separate Accounts for Trust shares sold	109,611
Receivable from investment sub-advisor	22,053
Other assets	14,047

Total assets	1,744,850,074

LIABILITIES
Overdraft payable	377,457
Payable for securities purchased	5,748,696
Variation margin payable on futures contracts	1,863,960
Payable to Separate Accounts for Trust shares redeemed	1,578,890
Investment management fees payable	945,772
Distribution fees payable - Class IB	324,760
Administrative fees payable	238,946
Trustees’ fees payable	3,687
Accrued expenses	357,611

Total liabilities	11,439,779

NET ASSETS	$1,733,410,295

Net assets were comprised of:
Paid in capital	$2,751,226,705
Accumulated undistributed net investment income (loss)	8,527,397
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(1,001,962,885)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(24,380,922)

Net assets	$1,733,410,295

Class IA
Net asset value, offering and redemption price per share, $246,800,048 / 30,736,550 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.03

Class IB
Net asset value, offering and redemption price per share, $1,486,610,247 / 187,217,603 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.94

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $37,264 foreign withholding tax) ($49,050 of dividend income received from affiliates)	$16,526,165
Securities lending (net)	191,201

Total income	16,717,366

EXPENSES
Investment management fees	5,335,113
Distribution fees - Class IB	2,083,570
Administrative fees	1,526,125
Recoupment fees	199,291
Printing and mailing expenses	114,764
Professional fees	31,426
Custodian fees	29,338
Trustees’ fees	23,013
Miscellaneous	58,560

Gross expenses	9,401,200
Less: Reimbursement from sub-advisor	(22,053)
Fees paid indirectly	(22,773)

Net expenses	9,356,374

NET INVESTMENT INCOME (LOSS)	7,360,992

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(58,925,687)
Foreign currency transactions	(265,957)
Futures	(30,605,811)

Net realized gain (loss)	(89,797,455)

Change in unrealized appreciation (depreciation) on:
Securities	42,679,627
Foreign currency translations	(3,307)
Futures	(12,880,253)

Net change in unrealized appreciation (depreciation)	29,796,067

NET REALIZED AND UNREALIZED GAIN (LOSS)	(60,001,388)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(52,640,396)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,360,992	$19,778,641
Net realized gain (loss) on investments, futures and foreign currency transactions	(89,797,455)	(291,521,081)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	29,796,067	618,538,598

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(52,640,396)	346,796,158

DIVIDENDS:
Dividends from net investment income
Class IA	—	(3,199,381)
Class IB	—	(15,314,141)

TOTAL DIVIDENDS	—	(18,513,522)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [900,618 and 19,599,525 shares, respectively]	7,935,753	149,010,484
Capital shares issued in connection with merger (Note 8)[0 and 14,249,202 shares, respectively]	—	111,614,430
Capital shares issued in reinvestment of dividends [0 and 393,766 shares, respectively]	—	3,199,381
Capital shares repurchased [(3,052,063) and (4,388,987) shares, respectively]	(26,449,049)	(34,313,166)

Total Class IA transactions	(18,513,296)	229,511,129

Class IB
Capital shares sold [3,666,289 and 8,040,117 shares, respectively]	32,310,045	51,517,114
Capital shares issued in connection with merger (Note 8)[0 and 100,600,252 shares, respectively]	—	778,505,286
Capital shares issued in reinvestment of dividends [0 and 1,903,062 shares, respectively]	—	15,314,141
Capital shares repurchased [(19,008,912) and (45,494,110) shares, respectively]	(163,089,298)	(325,308,477)

Total Class IB transactions	(130,779,253)	520,028,064

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(149,292,549)	749,539,193

TOTAL INCREASE (DECREASE) IN NET ASSETS	(201,932,945)	1,077,821,829
NET ASSETS:
Beginning of period	1,935,343,240	857,521,411

End of period (a)	$1,733,410,295	$1,935,343,240

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$8,527,397	$1,166,405

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO (hh)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009	2008	2007	2006	2005
Net asset value, beginning of period	$8.29	$6.18	$10.39	$14.37	$14.01	$14.05

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.15 (e)	0.14 (e)	0.19	0.08 (e)	0.09	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.30)	2.06	(4.20)	(0.42)	1.68	1.51

Total from investment operations	(0.26)	2.21	(4.06)	(0.23)	1.76	1.60

Less distributions:
Dividends from net investment income	—	(0.10)	(0.15)	(0.19)	(0.08)	(0.10)
Distributions from net realized gains	—	—	—	(3.56)	(1.32)	(1.54)

Total dividends and distributions	—	(0.10)	(0.15)	(3.75)	(1.40)	(1.64)

Net asset value, end of period	$8.03	$8.29	$6.18	$10.39	$14.37	$14.01

Total return (b)	(3.14)%	35.75%	(39.06)%	(1.29)%	12.76%	11.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$246,800	$272,556	$18,747	$26,777	$24,186	$16,535
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.75%	0.73%	0.76%	0.79%	0.83%	0.79%
After waivers, reimbursements and fees paid indirectly (a)	0.75%	0.47%	0.75%	0.58%	0.82%	0.77%
Before waivers, reimbursements and fees paid indirectly (a)	0.75%	0.74%	0.77%	0.79%	0.83%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.96%	1.71%	1.62%	1.05%	0.53%	0.60%
After waivers, reimbursements and fees paid indirectly (a)	0.96%	1.98%	1.63%	1.26%	0.54%	0.62%
Before waivers, reimbursements and fees paid indirectly (a)	0.96%	1.70%	1.61%	1.05%	0.53%	0.60%
Portfolio turnover rate	24%	155%	38%	160%	66%	55	%(d)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO (hh)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009		2008	2007	2006		2005
Net asset value, beginning of period	$8.21	$6.10		$10.31	$14.30	$13.95		$14.00

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.11	(e)	0.12 (e)	0.16	0.04	(e)	0.05	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.30)	2.08		(4.20)	(0.44)	1.67		1.50

Total from investment operations	(0.27)	2.19		(4.08)	(0.28)	1.71		1.55

Less distributions:
Dividends from net investment income	—	(0.08)		(0.13)	(0.15)	(0.04)		(0.06)
Distributions from net realized gains	—	—		—	(3.56)	(1.32)		(1.54)

Total dividends and distributions	—	(0.08)		(0.13)	(3.71)	(1.36)		(1.60)

Net asset value, end of period	$7.94	$8.21		$6.10	$10.31	$14.30		$13.95

Total return (b)	(3.29)%	35.86%		(39.53)%	(1.62)%	12.45%		11.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,486,610	$1,662,787		$838,774	$1,671,712	$1,897,629		$1,730,041
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.00%	0.98	%(c)	1.01%	1.04%	1.08%		1.04%
After waivers, reimbursements and fees paid indirectly (a)	1.00%	0.84%		1.00%	0.83%	1.07	%(c)	1.02%
Before waivers, reimbursements and fees paid indirectly (a)	1.00%	0.99	%(c)	1.02%	1.04%	1.08%		1.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.72%	1.51%		1.34%	0.82%	0.27%		0.35%
After waivers, reimbursements and fees paid indirectly (a)	0.73%	1.67%		1.34%	1.03%	0.29%		0.37%
Before waivers, reimbursements and fees paid indirectly (a)	0.72%	1.51%		1.32%	0.81%	0.27%		0.35%
Portfolio turnover rate	24%	155%		38%	160%	66%		55	%(d)

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(d)	Reflects purchases and sales from change in investment strategy.
(e)	Net investment income per share is based on average shares outstanding.
(hh)	On September 11, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Ariel Appreciation Portfolio, EQ/Lord Abbett Mid Cap Value Portfolio and EQ/Van Kampen Real Estate Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the EQ/Mid Cap Value PLUS Portfolio.

See Notes to Financial Statements.

EQ/MONEY MARKET PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of 6/30/2010	% of Net Assets
Commercial Paper	51.8%
Government Securities	38.8
Certificates of Deposit	13.1
Time Deposits	2.2
Cash and Other	(5.9)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$1,000.80	$0.15
Hypothetical (5% average return before expenses)	1,000.00	1,024.65	0.15
Class IB
Actual	1,000.00	1,000.00	0.99
Hypothetical (5% average return before expenses)	1,000.00	1,023.80	1.00

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.03% and 0.20%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT TERM DEBT SECURITIES:
Certificates of Deposit (13.1%)
Bank of Nova Scotia 0.47%, 9/8/10	$25,000,000	$25,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./New York 0.34%, 7/27/10	25,000,000	25,000,000
Citibank N.A./New York 0.50%, 8/23/10	25,000,000	25,000,000
Deutsche Bank AG 0.08%, 7/1/10	75,000,000	75,000,000
Lloyds TSB Bank plc/New York 0.51%, 9/7/10	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp./ New York 0.52%, 9/9/10	25,000,000	25,000,000
Svenska Handelsbanken AG/ New York 0.42%, 8/20/10 (p)	25,000,000	25,000,000

Total Certificates of Deposit		225,000,000

Commercial Paper (51.8%)
Abbey National North America LLC 0.00%, 7/1/10 (p)	75,000,000	75,000,000
Amsterdam Funding Corp. 0.52%, 9/1/10 (n)(p)	25,000,000	24,977,181
ASB Finance Ltd. 0.54%, 8/17/10 (n)(p)	25,000,000	24,982,049
Barclays U.S. Funding LLC 0.32%, 8/5/10 (p)	25,000,000	24,991,979
Cancara Asset Securitization LLC 0.55%, 9/9/10 (n)(p)	25,000,000	24,972,778
CHARTA LLC 0.52%, 9/3/10 (n)(p)	25,000,000	24,976,444
Ciesco LLC 0.55%, 9/2/10 (n)(p)	25,000,000	24,975,500
Commonwealth Bank of Australia 0.45%, 9/9/10 (n)(p)	25,000,000	24,977,639
Credit Agricole North America, Inc. 0.00%, 7/1/10 (p)	75,000,000	75,000,000
DnB NOR Bank ASA/ New York 0.44%, 8/20/10 (p)	25,000,000	25,000,000
Edison Asset Securitization LLC 0.34%, 7/29/10 (n)(p)	25,000,000	24,993,194
Falcon Asset Securitization Co. LLC 0.43%, 9/27/10 (n)(p)	25,000,000	24,973,722
Gemini Securitization Corp. LLC 0.49%, 8/24/10 (n)(p)	25,000,000	24,981,250
General Electric Co. 0.00%, 7/1/10 (p)	75,000,000	75,000,000
HSBC USA, Inc. 0.00%, 7/1/10 (p)	75,000,000	75,000,000
ING U.S. Funding LLC 0.49%, 9/1/10 (p)	25,000,000	24,978,472
Intesa Funding LLC 0.58%, 9/7/10 (p)	25,000,000	24,972,139

	Principal Amount	Value (Note 1)

NRW.Bank Corp. 0.49%, 8/30/10 (p)	$25,000,000	$24,979,167
Societe Generale North America, Inc. 0.00%, 7/1/10 (p)	50,000,000	50,000,000
Straight-A Funding LLC 0.24%, 7/12/10 (n)(p)	20,000,000	19,998,411
Surrey Funding Corp. 0.49%, 8/24/10 (n)(p)	25,000,000	24,981,250
U.S. Bank N.A. 0.36%, 9/28/10 (p)	25,000,000	24,977,750
UBS Finance Delaware LLC 0.00%, 7/1/10 (p)	75,000,000	75,000,000
Unicredit U.S. Finance, Inc. 0.34%, 7/26/10 (n)(p)	25,000,000	24,993,924
Windmill Funding Corp. 0.56%, 9/1/10 (n)(p)	25,000,000	24,975,458

Total Commercial Paper		894,658,307

Government Securities (38.8%)
Federal Home Loan Mortgage Corp. 0.21%, 9/1/10 (o)(p)	100,000,000	99,963,833
Federal National Mortgage Association 0.26%, 9/15/10 (o)(p)	120,000,000	119,934,134
U.S. Treasury Bills 0.00%, 7/1/10 (p)	100,000,000	100,000,000
0.14%, 7/29/10 (p)	50,000,000	49,994,166
0.17%, 8/12/10 (p)	150,000,000	149,970,250
0.23%, 10/28/10 (p)	50,000,000	49,961,160
0.22%, 12/30/10 (p)	100,000,000	99,888,778

Total Government Securities		669,712,321

Time Deposits (2.2%)
JPMorgan Chase Nassau 0.000%, 7/1/10	951,408	951,408
State Street Bank and Trust Co. 0.05%, 7/1/10	37,000,000	37,000,000

Total Time Deposits		37,951,408

Total Investments (105.9%) (Amortized Cost $1,827,322,036)		1,827,322,036
Other Assets Less Liabilities (-5.9%)		(101,039,345)

Net Assets (100%)		$1,726,282,691

Federal Income Tax Cost of Investments		$1,827,322,036

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2010.
(p)	Yield to maturity.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments	$—	$1,827,322,036	$—	$1,827,322,036

Total Assets	$—	$1,827,322,036	$—	$1,827,322,036

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,827,322,036	$—	$1,827,322,036

The Portfolio had no derivatives contracts during the six months ended June 30, 2010.

The Portfolio has a net capital loss carryforward of $445 which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Amortized Cost $1,827,322,036)	$1,827,322,036
Receivable from distributor	233,531
Dividends, interest and other receivables	78,530
Other assets	49,141

Total assets	1,827,683,238

LIABILITIES
Overdraft payable	453,249
Payable for securities purchased	99,888,778
Investment management fees payable	458,756
Administrative fees payable	148,636
Trustees’ fees payable	2,035
Accrued expenses	449,093

Total liabilities	101,400,547

NET ASSETS	$1,726,282,691

Net assets were comprised of:
Paid in capital	$1,726,132,637
Accumulated undistributed net investment income (loss)	19,941
Accumulated undistributed net realized gain (loss) on investments	130,113

Net assets	$1,726,282,691

Class IA
Net asset value, offering and redemption price per share, $624,830,542 / 624,443,780 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

Class IB
Net asset value, offering and redemption price per share, $1,101,452,149 / 1,101,335,464 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Interest	$1,831,379

EXPENSES
Investment management fees	2,943,116
Distribution fees - Class IB	1,443,434
Administrative fees	935,436
Printing and mailing expenses	106,077
Custodian fees	53,308
Professional fees	31,102
Trustees’ fees	21,996
Miscellaneous	33,102

Gross expenses	5,567,571
Less: Waiver from investment advisor	(3,841,842)
Waiver from distributor	(461,994)

Net expenses	1,263,735

NET INVESTMENT INCOME (LOSS)	567,644

REALIZED GAIN (LOSS)
Net realized gain (loss) on securities	130,558

NET REALIZED AND UNREALIZED GAIN (LOSS)	130,558

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$698,202

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$567,644	$2,486,935
Net realized gain (loss) on investments	130,558	(445)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	698,202	2,486,490

DIVIDENDS:
Dividends from net investment income
Class IA	(539,491)	(2,600,701)
Class IB	(15,216)	—

TOTAL DIVIDENDS	(554,707)	(2,600,701)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [167,017,708 and 898,055,921 shares, respectively]	167,107,664	898,733,052
Capital shares issued in reinvestment of dividends [ 539,491 and 2,600,701 shares, respectively]	539,491	2,600,701
Capital shares repurchased [(219,196,260) and (2,261,988,910) shares, respectively]	(219,314,320)	(2,262,388,991)

Total Class IA transactions	(51,667,165)	(1,361,055,238)

Class IB
Capital shares sold [359,434,714 and 1,546,377,551 shares, respectively]	359,449,330	1,546,438,074
Capital shares issued in reinvestment of dividends [15,216 and 0 shares, respectively]	15,216	—
Capital shares repurchased [(578,907,626) and (2,154,142,256) shares, respectively]	(578,930,776)	(2,154,226,112)

Total Class IB transactions	(219,466,230)	(607,788,038)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(271,133,395)	(1,968,843,276)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(270,989,900)	(1,968,957,487)
NET ASSETS:
Beginning of period	1,997,272,591	3,966,230,078

End of period (a)	$1,726,282,691	$1,997,272,591

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$19,941	$7,004

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO (s)(v)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009	2008	2007	2006	2005
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.001

Income (loss) from investment operations:
Net investment income (loss)	0.001 (e)	0.002 (e)	0.020 (e)	0.048 (e)	0.046 (e)	0.029 (e)
Net realized and unrealized gains (losses) on investments	— #	—	0.003	—	— #	— #

Total from investment operations	0.001	0.002	0.023	0.048	0.046	0.029

Less distributions:
Dividends from net investment income	(0.001)	(0.002)	(0.023)	(0.048)	(0.046)	(0.030)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return (b)	0.08%	0.25%	2.36%	4.97%	4.72%	2.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$624,831	$676,438	$2,037,507	$869,405	$831,695	$737,535
Ratio of expenses to average net assets:
After waivers (a)	0.03%	0.07%	0.47%	0.45%	0.44%	0.39%
Before waivers (a)	0.46%	0.47%	0.47%	0.45%	0.44%	0.39%
Ratio of net investment income to average net assets:
After waivers (a)	0.17%	0.24%	2.03%	4.83%	4.65%	2.86%
Before waivers (a)	(0.25)%	(0.15)%	2.03%	4.83%	4.65%	2.86%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO (s)(v)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class IB			2009		2008		2007	2006	2005
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	—	#(e)	0.019	(e)	0.046 (e)	0.044 (e)	0.027 (e)
Net realized and unrealized gains (losses) on investments	—	#	—		0.002		—	— #	— #

Total from investment operations	—	#	—	#	0.021		0.046	0.044	0.027

Less distributions:
Dividends from net investment income	—	#	—		(0.021)		(0.046)	(0.044)	(0.027)

Net asset value, end of period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Total return (b)	—%		0.01%		2.13%		4.71%	4.46%	2.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,101,452		$1,320,835		$1,928,723		$1,199,272	$918,153	$773,184
Ratio of expenses to average net assets:
After waivers (a)	0.20%		0.32%		0.72	%(c)	0.70%	0.69%	0.64%
Before waivers (a)	0.71%		0.72%		0.72	%(c)	0.70%	0.69%	0.64%
Ratio of net investment income to average net assets:
After waivers (a)	—	%‡‡	(0.01)%		1.95%		4.57%	4.42%	2.61%
Before waivers (a)	(0.51)%		(0.41)%		1.95%		4.57%	4.42%	2.61%

#	Per share amount is less than $0.001.
‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(s)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Money Market Portfolio that followed the same objectives as this Portfolio.
(v)	On July 7, 2005, this Portfolio split in the form of a dividend payable in shares of the Portfolio in order to establish a $1.00 net asset value. The dividend consisted of 10.345 shares and 10.303 shares in exchange for one (1) share of the Portfolio’s Class IA and Class IB shares, respectively. All transactions in capital stock and per share data prior to this date have been restated to give effect to the split.

See Notes to Financial Statements.

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO (Unaudited)

Sector Weightings As of 06/30/10	% of Net Assets
Information Technology	24.3%
Consumer Staples	23.8
Health Care	16.9
Consumer Discretionary	12.4
Industrials	8.2
Energy	6.9
Financials	3.4
Cash and Other	4.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10- 6/30/10
Class IA
Actual	$1,000.00	$903.00	$4.25
Hypothetical (5% average return before expenses)	1,000.00	1,020.33	4.51
Class IB
Actual	1,000.00	901.60	5.42
Hypothetical (5% average return before expenses)	1,000.00	1,019.09	5.76

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.4%)
Hotels, Restaurants & Leisure (4.2%)
McDonald’s Corp.	209,308	$13,787,118

Media (2.2%)
Walt Disney Co.	224,100	7,059,150

Specialty Retail (3.0%)
TJX Cos., Inc.	235,100	9,862,445

Textiles, Apparel & Luxury Goods (3.0%)
NIKE, Inc., Class B	142,000	9,592,100

Total Consumer Discretionary		40,300,813

Consumer Staples (23.8%)
Beverages (8.6%)
Coca-Cola Co.	269,800	13,522,376
PepsiCo, Inc.	238,740	14,551,203

		28,073,579

Food & Staples Retailing (7.6%)
Costco Wholesale Corp.	254,100	13,932,303
Wal-Mart Stores, Inc.	224,750	10,803,733

		24,736,036

Food Products (2.8%)
Kellogg Co.	184,200	9,265,260

Household Products (4.8%)
Colgate-Palmolive Co.	131,053	10,321,734
Procter & Gamble Co.	86,996	5,218,020

		15,539,754

Total Consumer Staples		77,614,629

Energy (6.9%)
Energy Equipment & Services (3.9%)
Cameron International Corp.*	170,400	5,541,408
Schlumberger Ltd.	129,052	7,141,738

		12,683,146

Oil, Gas & Consumable Fuels (3.0%)
Occidental Petroleum Corp.	127,500	9,836,625

Total Energy		22,519,771

Financials (3.4%)
Capital Markets (1.0%)
Charles Schwab Corp.	228,500	3,240,130

Diversified Financial Services (2.4%)
JPMorgan Chase & Co.	212,800	7,790,608

Total Financials		11,030,738

Health Care (16.9%)
Health Care Equipment & Supplies (3.6%)
Stryker Corp.	232,300	11,628,938

Pharmaceuticals (13.3%)
Abbott Laboratories, Inc.	331,750	15,519,265
Allergan, Inc.	209,500	12,205,470

	Number of Shares	Value (Note 1)

Merck & Co., Inc.	445,393	$15,575,393

		43,300,128

Total Health Care		54,929,066

Industrials (8.2%)
Air Freight & Logistics (1.5%)
United Parcel Service, Inc., Class B	87,500	4,977,875

Construction & Engineering (2.2%)
Fluor Corp.	165,900	7,050,750

Electrical Equipment (1.8%)
Emerson Electric Co.	137,400	6,003,006

Industrial Conglomerates (2.7%)
3M Co.	109,000	8,609,910

Total Industrials		26,641,541

Information Technology (24.3%)
Communications Equipment (7.5%)
Juniper Networks, Inc.*	167,300	3,817,786
QUALCOMM, Inc.	305,200	10,022,768
Research In Motion Ltd.*	217,400	10,709,124

		24,549,678

Computers & Peripherals (7.9%)
Apple, Inc.*	52,850	13,293,360
Hewlett-Packard Co.	283,300	12,261,224

		25,554,584

Internet Software & Services (4.1%)
Google, Inc., Class A*	30,020	13,357,399

IT Services (3.9%)
Visa, Inc., Class A	179,500	12,699,625

Semiconductors & Semiconductor Equipment (0.9%)
Broadcom Corp., Class A	83,700	2,759,589

Total Information Technology		78,920,875

Total Common Stocks (95.9%) (Cost $307,614,300)		311,957,433

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (4.3%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $14,042,464)	$14,042,464	14,042,464

Total Investments (100.2%) (Cost/Amortized Cost $321,656,764)		325,999,897
Other Assets Less Liabilities (-0.2%)		(680,427)

Net Assets (100%)		$325,319,470

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$40,300,813	$—	$—	$40,300,813
Consumer Staples	77,614,629	—	—	77,614,629
Energy	22,519,771	—	—	22,519,771
Financials	11,030,738	—	—	11,030,738
Health Care	54,929,066	—	—	54,929,066
Industrials	26,641,541	—	—	26,641,541
Information Technology	78,920,875	—	—	78,920,875
Short-Term Investments	—	14,042,464	—	14,042,464

Total Assets	$311,957,433	$14,042,464	$—	$325,999,897

Total Liabilities	$—	$—	$—	$—

Total	$311,957,433	$14,042,464	$—	$325,999,897

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$72,653,966
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$91,802,772

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,194,673
Aggregate gross unrealized depreciation	(16,924,584)

Net unrealized appreciation	$270,089

Federal income tax cost of investments	$325,729,808

For the six months ended June 30, 2010, the Portfolio incurred approximately $7,076 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $72,084,227 of which $31,864,645 expires in the year 2010, $10,247,355 expires in the year 2011, $340,608 expires in the year 2012, and $29,631,619 expires in the year 2017.

Included in the capital loss carryforward is $340,608 of losses acquired from the EQ/Enterprise Multi-Cap Growth Portfolio, as a result of tax-free reorganizations during the years ended 2003 and 2005.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $321,656,764)	$325,999,897
Receivable for securities sold	4,468,492
Dividends, interest and other receivables	485,767
Receivable from Separate Accounts for Trust shares sold	222,986
Other assets	4,085

Total assets	331,181,227

LIABILITIES
Payable for securities purchased	4,705,014
Payable to Separate Accounts for Trust shares redeemed	744,052
Investment management fees payable	230,000
Distribution fees payable - Class IB	68,235
Administrative fees payable	31,344
Trustees’ fees payable	293
Accrued expenses	82,819

Total liabilities	5,861,757

NET ASSETS	$325,319,470

Net assets were comprised of:
Paid in capital	$398,154,785
Accumulated undistributed net investment income (loss)	836,960
Accumulated undistributed net realized gain (loss) on investments	(78,015,408)
Unrealized appreciation (depreciation) on investments	4,343,133

Net assets	$325,319,470

Class IA
Net asset value, offering and redemption price per share, $11,325,869 / 2,210,985 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.12

Class IB
Net asset value, offering and redemption price per share, $313,993,601 / 61,216,034 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.13

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$2,859,376

EXPENSES
Investment management fees	1,362,987
Distribution fees - Class IB	440,400
Administrative fees	201,098
Printing and mailing expenses	21,540
Recoupment fees	17,141
Professional fees	14,516
Custodian fees	7,439
Trustees’ fees	4,352
Miscellaneous	5,426

Gross expenses	2,074,899
Less: Fees paid indirectly	(39,324)

Net expenses	2,035,575

NET INVESTMENT INCOME (LOSS)	823,801

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(1,858,136)
Net change in unrealized appreciation (depreciation) on securities	(34,668,403)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(36,526,539)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(35,702,738)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$823,801	$1,302,415
Net realized gain (loss) on investments	(1,858,136)	(25,293,812)
Net change in unrealized appreciation (depreciation) on investments	(34,668,403)	111,410,221

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(35,702,738)	87,418,824

DIVIDENDS:
Dividends from net investment income
Class IA	—	(58,066)
Class IB	—	(1,230,461)

TOTAL DIVIDENDS	—	(1,288,527)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [597,462 and 1,081,280 shares, respectively]	3,368,682	5,343,850
Capital shares issued in reinvestment of dividends [0 and 10,474 shares, respectively]	—	58,066
Capital shares repurchased [(242,704) and (579,398) shares, respectively]	(1,377,468)	(2,819,685)

Total Class IA transactions	1,991,214	2,582,231

Class IB
Capital shares sold [5,329,559 and 14,010,550 shares, respectively]	30,220,232	65,491,073
Capital shares issued in reinvestment of dividends [0 and 221,350 shares, respectively]	—	1,230,461
Capital shares repurchased [(7,503,331) and (18,068,795) shares, respectively]	(42,300,644)	(86,000,138)

Total Class IB transactions	(12,080,412)	(19,278,604)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,089,198)	(16,696,373)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(45,791,936)	69,433,924
NET ASSETS:
Beginning of period	371,111,406	301,677,482

End of period (a)	$325,319,470	$371,111,406

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$836,960	$13,159

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO (t)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009	2008	2007	2006	2005
Net asset value, beginning of period	$5.67	$4.39	$6.56	$5.44	$5.05	$4.80

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.03 (e)	0.02 (e)	0.03 (e)	0.02 (e)	0.02 (e)
Net realized and unrealized gain (loss) on investments	(0.57)	1.28	(2.17)	1.12	0.39	0.25

Total from investment operations	(0.55)	1.31	(2.15)	1.15	0.41	0.27

Less distributions:
Dividends from net investment income	—	(0.03)	(0.02)	(0.03)	(0.02)	(0.02)

Net asset value, end of period	$5.12	$5.67	$4.39	$6.56	$5.44	$5.05

Total return (b)	(9.70)%	29.94%	(32.74)%	21.13%	8.20%	5.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,326	$10,532	$5,898	$15,661	$10,045	$11,800
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.91%	0.90%	0.90%	0.88%	0.83%
After waivers and fees paid indirectly (a)	0.88%	0.88%	0.88%	0.88%	0.86%	0.80%
Before waivers and fees paid indirectly (a)	0.90%	0.91%	0.90%	0.90%	0.88%	0.83%
Ratio of net investment income to average net assets:
After waivers (a)	0.69%	0.60%	0.36%	0.47%	0.42%	0.48%
After waivers and fees paid indirectly (a)	0.72%	0.63%	0.38%	0.48%	0.43%	0.51%
Before waivers and fees paid indirectly (a)	0.69%	0.60%	0.36%	0.47%	0.42%	0.48%
Portfolio turnover rate	20%	41%	52%	71%	66%	55%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO (t)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009	2008		2007	2006	2005
Net asset value, beginning of period	$5.69	$4.40	$6.57		$5.45	$5.06	$4.81

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.02 (e)	0.01	(e)	0.01 (e)	0.01 (e)	0.01 (e)
Net realized and unrealized gain (loss) on investments	(0.57)	1.29	(2.17)		1.12	0.39	0.25

Total from investment operations	(0.56)	1.31	(2.16)		1.13	0.40	0.26

Less distributions:
Dividends from net investment income	—	(0.02)	(0.01)		(0.01)	(0.01)	(0.01)

Net asset value, end of period	$5.13	$5.69	$4.40		$6.57	$5.45	$5.06

Total return (b)	(9.84)%	29.77%	(32.86)%		20.77%	7.91%	5.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$313,994	$360,580	$295,780		$345,467	$274,068	$305,851
Ratio of expenses to average net assets:
After waivers (a)	1.15%	1.16%	1.15	%(c)	1.15%	1.13%	1.08%
After waivers and fees paid indirectly (a)	1.13%	1.13%	1.13%		1.13%	1.11%	1.05%
Before waivers and fees paid indirectly (a)	1.15%	1.16%	1.15	%(c)	1.15%	1.13%	1.08%
Ratio of net investment income to average net assets:
After waivers (a)	0.42%	0.36%	0.17%		0.21%	0.17%	0.23%
After waivers and fees paid indirectly (a)	0.45%	0.39%	0.20%		0.22%	0.18%	0.26%
Before waivers and fees paid indirectly (a)	0.42%	0.36%	0.17%		0.21%	0.17%	0.23%
Portfolio turnover rate	20%	41%	52%		71%	66%	55%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(t)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Multi-Cap Growth Portfolio that followed the same objectives as this Portfolio.

See Notes to Financial Statements.

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Consumer Discretionary	26.6%
Information Technology	17.3
Industrials	16.5
Health Care	10.2
Financials	9.7
Energy	5.4
Materials	5.3
Consumer Staples	3.7
Telecommunication Services	1.0
Cash and Other	4.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$1,010.70	$4.19
Hypothetical (5% average return before expenses)	1,000.00	1,020.63	4.21
Class IB
Actual	1,000.00	1,009.20	5.43
Hypothetical (5% average return before expenses)	1,000.00	1,019.39	5.46

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.84% and 1.09%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (26.6%)
Auto Components (0.5%)
Better Place (b)*†	1,171,377	$2,987,011

Distributors (3.3%)
Li & Fung Ltd.	4,612,000	20,645,735

Diversified Consumer Services (3.0%)
New Oriental Education & Technology Group, Inc. (ADR)*	116,514	10,857,940
Strayer Education, Inc.	38,849	8,076,318

		18,934,258

Hotels, Restaurants & Leisure (9.9%)
Accor S.A.*	187,187	8,596,347
Ctrip.com International Ltd. (ADR)*	525,932	19,754,006
Las Vegas Sands Corp.*	699,644	15,490,118
Wynn Resorts Ltd.	245,883	18,753,497

		62,593,968

Household Durables (2.2%)
Gafisa S.A. (ADR)	473,789	5,737,585
NVR, Inc.*	12,065	7,902,937

		13,640,522

Internet & Catalog Retail (3.7%)
Netflix, Inc.*	92,434	10,042,954
priceline.com, Inc.*	74,162	13,092,560

		23,135,514

Media (3.4%)
Discovery Communications, Inc., Class C*	214,592	6,637,330
Groupe Aeroplan, Inc.	631,880	5,258,989
Morningstar, Inc.*	223,236	9,491,995

		21,388,314

Multiline Retail (0.6%)
Sears Holdings Corp.*	62,893	4,066,032

Total Consumer Discretionary		167,391,354

Consumer Staples (3.7%)
Beverages (1.1%)
Coca-Cola Enterprises, Inc.	255,529	6,607,980

Food Products (2.6%)
Mead Johnson Nutrition Co.	329,872	16,533,185

Total Consumer Staples		23,141,165

Energy (5.4%)
Oil, Gas & Consumable Fuels (5.4%)
Petrohawk Energy Corp.*	167,944	2,850,010
Range Resources Corp.	296,429	11,901,624
Ultra Petroleum Corp.*	431,206	19,080,865

Total Energy		33,832,499

Financials (9.7%)
Capital Markets (3.1%)
Calamos Asset Management, Inc., Class A	318,193	2,952,831

	Number of Shares	Value (Note 1)

Greenhill & Co., Inc.	155,380	$9,498,380
T. Rowe Price Group, Inc.	155,731	6,912,899

		19,364,110

Commercial Banks (0.9%)
CIT Group, Inc.*	176,405	5,973,073

Diversified Financial Services (5.7%)
IntercontinentalExchange, Inc.*	81,813	9,247,323
Leucadia National Corp.*	489,482	9,549,794
Moody’s Corp.	132,830	2,645,974
MSCI, Inc., Class A*	522,230	14,309,102

		35,752,193

Total Financials		61,089,376

Health Care (10.2%)
Biotechnology (0.9%)
Ironwood Pharmaceuticals, Inc. (b)*†	523,730	5,618,576

Health Care Equipment & Supplies (4.8%)
Gen-Probe, Inc.*	259,413	11,782,538
IDEXX Laboratories, Inc.*	164,665	10,028,099
Intuitive Surgical, Inc.*	26,355	8,318,165

		30,128,802

Life Sciences Tools & Services (4.5%)
Illumina, Inc.*	425,535	18,523,538
Techne Corp.	171,115	9,830,557

		28,354,095

Total Health Care		64,101,473

Industrials (16.5%)
Air Freight & Logistics (3.5%)
C.H. Robinson Worldwide, Inc.	170,306	9,479,232
Expeditors International of Washington, Inc.	353,315	12,192,901

		21,672,133

Commercial Services & Supplies (3.5%)
Covanta Holding Corp.*	658,777	10,929,111
Stericycle, Inc.*	166,361	10,909,954

		21,839,065

Machinery (0.9%)
Schindler Holding AG	70,491	5,927,196

Professional Services (7.0%)
Corporate Executive Board Co.	182,059	4,782,690
IHS, Inc., Class A*	143,347	8,374,332
Intertek Group plc	621,215	13,286,244
Verisk Analytics, Inc., Class A*	592,049	17,702,265

		44,145,531

Trading Companies & Distributors (1.6%)
Fastenal Co.	205,966	10,337,433

Total Industrials		103,921,358

Information Technology (17.3%)
Computers & Peripherals (2.7%)
Teradata Corp.*	558,289	17,016,649

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Internet Software & Services (4.3%)
Akamai Technologies, Inc.*	308,346	$12,509,597
Alibaba.com Ltd.	4,557,000	8,993,711
Equinix, Inc.*	66,229	5,379,119

		26,882,427

IT Services (1.6%)
Redecard S.A.	729,382	10,308,330

Software (8.7%)
Autodesk, Inc.*	293,543	7,150,708
Red Hat, Inc.*	340,934	9,866,630
Rovi Corp.*	160,195	6,072,992
Salesforce.com, Inc.*	217,009	18,623,712
Solera Holdings, Inc.	359,575	13,016,615

		54,730,657

Total Information Technology		108,938,063

Materials (5.3%)
Chemicals (3.2%)
Intrepid Potash, Inc.*	235,300	4,604,821
Nalco Holding Co.	418,195	8,556,269
Rockwood Holdings, Inc.*	297,755	6,756,061

		19,917,151

Construction Materials (2.1%)
Martin Marietta Materials, Inc.	128,611	10,907,499
Texas Industries, Inc.	80,496	2,377,852

		13,285,351

Total Materials		33,202,502

	Number of Shares	Value (Note 1)
Telecommunication Services (1.0%)
Wireless Telecommunication Services (1.0%)
Millicom International Cellular S.A.	73,412	$5,951,511

Total Telecommunication Services		5,951,511

Total Common Stocks (95.7%) (Cost $615,620,313)		601,569,301

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.6%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $16,217,092)	$16,217,092	16,217,092

Total Investments (98.3%) (Cost/Amortized Cost $631,837,405)		617,786,393
Other Assets Less Liabilities (1.7%)		10,697,180

Net Assets (100%)		$628,483,573

*	Non-income producing.
†	Securities (totaling $8,605,587 or 1.4% of net assets) at fair value by management.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$135,162,261	$29,242,082	$2,987,011	$167,391,354
Consumer Staples	23,141,165	—	—	23,141,165
Energy	33,832,499	—	—	33,832,499
Financials	61,089,376	—	—	61,089,376
Health Care	58,482,897	—	5,618,576	64,101,473
Industrials	84,707,918	19,213,440	—	103,921,358
Information Technology	99,944,352	8,993,711	—	108,938,063
Materials	33,202,502	—	—	33,202,502
Telecommunication Services	5,951,511	—	—	5,951,511
Short-Term Investments	—	16,217,092	—	16,217,092

Total Assets	$535,514,481	$73,666,325	$8,605,587	$617,786,393

Total Liabilities	$—	$—	$—	$—

Total	$535,514,481	$73,666,325	$8,605,587	$617,786,393

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Consumer Discretionary	Investments in Securities-Health Care
Balance as of 12/31/09	$—	$3,663,475
Total gains or losses (realized/unrealized) included in earnings	(527,120)	(1,855,342)
Purchases, sales, issuances, and settlements (net)	3,514,131	3,810,443
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 6/30/10	$2,987,011	$5,618,576
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$(527,120)	$(1,855,342)

The Portfolio had no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$115,380,943
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$89,058,660

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,587,276
Aggregate gross unrealized depreciation	(84,068,512)

Net unrealized depreciation	$(13,481,236)

Federal income tax cost of investments	$631,267,629

For the six months ended June 30, 2010, the Portfolio incurred approximately $6,073 as brokerage commissions with Exane S.A., and $5,428 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $36,495,939 of which $20,518,785 expires in the year 2016, and $15,977,154 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $631,837,405)	$617,786,393
Foreign cash (Cost $63,067)	63,066
Receivable for securities sold	16,301,426
Receivable from Separate Accounts for Trust shares sold	382,529
Dividends, interest and other receivables	206,171
Other assets	6,370

Total assets	634,745,955

LIABILITIES
Overdraft payable	63,171
Payable for securities purchased	4,542,836
Payable to Separate Accounts for Trust shares redeemed	1,001,199
Investment management fees payable	381,258
Distribution fees payable - Class IB	118,200
Administrative fees payable	58,129
Trustees’ fees payable	772
Accrued expenses	96,817

Total liabilities	6,262,382

NET ASSETS	$628,483,573

Net assets were comprised of:
Paid in capital	$658,578,144
Accumulated undistributed net investment income (loss)	(209,109)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(15,833,953)
Unrealized appreciation (depreciation) on investments and foreign currency translations	(14,051,509)

Net assets	$628,483,573

Class IA
Net asset value, offering and redemption price per share, $82,790,982 / 6,262,822 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.22

Class IB
Net asset value, offering and redemption price per share, $545,692,591 / 41,611,161 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.11

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $91,910 foreign withholding tax)	$2,616,040

EXPENSES
Investment management fees	2,255,284
Distribution fees - Class IB	700,210
Administrative fees	345,002
Printing and mailing expenses	37,648
Custodian fees	19,092
Professional fees	16,786
Trustees’ fees	7,437
Miscellaneous	12,084

Gross expenses	3,393,543
Less: Fees paid indirectly	(17,150)

Net expenses	3,376,393

NET INVESTMENT INCOME (LOSS)	(760,353)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	24,711,188
Foreign currency transactions	3,472

Net realized gain (loss)	24,714,660

Change in unrealized appreciation (depreciation) on:
Securities	(19,575,850)
Foreign currency translations	(667)

Net change in unrealized appreciation (depreciation)	(19,576,517)

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,138,143

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,377,790

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(760,353)	$(479,090)
Net realized gain (loss) on investments and foreign currency transactions	24,714,660	(4,777,132)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(19,576,517)	192,616,816

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,377,790	187,360,594

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [956,337 and 2,094,310 shares, respectively]	13,207,343	23,114,454
Capital shares repurchased [(767,718) and (1,418,225) shares, respectively]	(10,437,481)	(14,413,986)

Total Class IA transactions	2,769,862	8,700,468

Class IB
Capital shares sold [6,532,023 and 16,458,322 shares, respectively]	88,371,828	178,780,949
Capital shares repurchased [(5,074,401) and (7,228,833) shares, respectively]	(68,093,831)	(74,387,167)

Total Class IB transactions	20,277,997	104,393,782

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	23,047,859	113,094,250

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,425,649	300,454,844
NET ASSETS:
Beginning of period	601,057,924	300,603,080

End of period (a)	$628,483,573	$601,057,924

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(209,109)	$551,244

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,				April 29, 2005* to December 31, 2005
Class IA			2009	2008	2007	2006
Net asset value, beginning of period	$13.08		$8.31	$15.73	$13.58	$12.51	$10.00

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.01 (e)	0.03 (e)	0.17 (e)	0.05 (e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.14		4.76	(7.45)	2.88	1.14	2.52

Total from investment operations	0.14		4.77	(7.42)	3.05	1.19	2.51

Less distributions:
Dividends from net investment income	—		—	—	(0.08)	(0.05)	—
Distributions from net realized gains	—		—	—	(0.82)	(0.07)	—

Total dividends and distributions	—		—	—	(0.90)	(0.12)	—

Net asset value, end of period	$13.22		$13.08	$8.31	$15.73	$13.58	$12.51

Total return (b)	1.07%		57.40%	(47.17)%	22.74%	9.50%	25.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$82,791		$79,442	$44,837	$62,728	$137	$125
Ratio of expenses to average net assets:
After waivers (a)	0.84%		0.85%	0.81%	0.80%	0.80%	0.80%
After waivers and fees paid indirectly (a)	0.83%		0.83%	0.79%	0.79%	0.76%	0.77%
Before waivers and fees paid indirectly (a)	0.84%		0.87%	0.87%	0.85%	0.90%	1.45%
Ratio of net investment income to average net assets:
After waivers (a)	(0.02)%		0.08%	0.21%	1.07%	0.38%	(0.12)%
After waivers and fees paid indirectly (a)	(0.02)%		0.10%	0.22%	1.07%	0.41%	(0.09)%
Before waivers and fees paid indirectly (a)	(0.02)%		0.06%	0.15%	1.01%	0.27%	(0.77)%
Portfolio turnover rate	15%		33%	28%	55%	64%	39%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,							April 29, 2005* to December 31, 2005
Class IB			2009		2008		2007		2006
Net asset value, beginning of period	$12.99		$8.27		$15.70		$13.56		$12.48	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	(0.02	)(e)	(0.01	)(e)	0.06	(e)	0.01 (e)	(0.03	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.14		4.74		(7.42)		2.93		1.15	2.51

Total from investment operations	0.12		4.72		(7.43)		2.99		1.16	2.48

Less distributions:
Dividends from net investment income	—		—		—		(0.03)		(0.01)	—
Distributions from net realized gains	—		—		—		(0.82)		(0.07)	—

Total dividends and distributions	—		—		—		(0.85)		(0.08)	—

Net asset value, end of period	$13.11		$12.99		$8.27		$15.70		$13.56	$12.48

Total return (b)	0.92%		57.07%		(47.32)%		22.38%		9.33%	24.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$545,693		$521,616		$255,766		$378,803		$139,188	$49,826
Ratio of expenses to average net assets:
After waivers (a)	1.09%		1.10%		1.06%		1.05%		1.05%	1.05%
After waivers and fees paid indirectly (a)	1.08%		1.08%		1.04%		1.04	%(c)	1.01%	1.02%
Before waivers and fees paid indirectly (a)	1.09%		1.12%		1.12%		1.10	%(c)	1.15%	1.70%
Ratio of net investment income to average net assets:
After waivers (a)	(0.27)%		(0.17)%		(0.06)%		0.39%		0.06%	(0.37)%
After waivers and fees paid indirectly (a)	(0.27)%		(0.15)%		(0.05)%		0.41%		0.10%	(0.34)%
Before waivers and fees paid indirectly (a)	(0.27)%		(0.19)%		(0.12)%		0.33%		(0.04)%	(1.02)%
Portfolio turnover rate	15%		33%		28%		55%		64%	39%

*	Commencement of Operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Consumer Staples	15.1%
Financials	14.5
Information Technology	10.3
Health Care	7.6
Consumer Discretionary	7.0
Industrials	6.2
Energy	5.9
Utilities	3.6
Materials	3.1
Telecommunication Services	2.6
Cash and Other	24.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$934.00	$4.32
Hypothetical (5% average return before expenses)	1,000.00	1,020.33	4.51
Class IB
Actual	1,000.00	933.80	5.51
Hypothetical (5% average return before expenses)	1,000.00	1,019.09	5.76

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.90% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (6.8%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	4,400	$43,736
International Automotive Components Group North America LLC (ADR) (b)*†	1,598	9,781
International Automotive Components Group North America LLC (b)*†	92,290	17,867
Johnson Controls, Inc.	13,545	363,954

		435,338

Automobiles (0.9%)
Daimler AG*	34,729	1,758,579
Ford Motor Co.*	68,321	688,676
Harley-Davidson, Inc.	4,500	100,035
Volkswagen AG (Preference)	36,020	3,153,487

		5,700,777

Distributors (0.0%)
Genuine Parts Co.	2,954	116,535

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	2,400	101,928
DeVry, Inc.	1,276	66,977
H&R Block, Inc.	6,800	106,692
Hillenbrand, Inc.	41,050	878,060

		1,153,657

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	8,900	269,136
Darden Restaurants, Inc.	2,824	109,712
GHCP Harrah’s Investment LP (b)*†	173,925	—
International Game Technology	5,600	87,920
Marriott International, Inc., Class A	5,095	152,544
McDonald’s Corp.	21,600	1,422,792
Starbucks Corp.	14,958	363,480
Starwood Hotels & Resorts Worldwide, Inc.	3,802	157,517
Thomas Cook Group plc	107,235	282,796
Wyndham Worldwide Corp.	3,900	78,546
Wynn Resorts Ltd.	1,300	99,151
Yum! Brands, Inc.	9,435	368,342

		3,391,936

Household Durables (0.3%)
D.R. Horton, Inc.	5,100	50,133
Fortune Brands, Inc.	3,200	125,376
Harman International Industries, Inc.*	1,600	47,824
Leggett & Platt, Inc.	3,400	68,204
Lennar Corp., Class A	2,900	40,339
Newell Rubbermaid, Inc.	5,693	83,345
Pulte Group, Inc.*	6,285	52,040
Stanley Black & Decker, Inc.	28,540	1,441,841
Whirlpool Corp.	1,498	131,554

		2,040,656

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	6,880	751,709
Expedia, Inc.	4,000	75,120

	Number of Shares	Value (Note 1)

priceline.com, Inc.*	951	$167,889

		994,718

Leisure Equipment & Products (0.6%)
Eastman Kodak Co.*	4,100	17,794
Hasbro, Inc.	2,556	105,052
Mattel, Inc.	173,933	3,680,422

		3,803,268

Media (3.1%)
British Sky Broadcasting Group plc	69,874	728,795
CBS Corp., Class B	13,760	177,917
Comcast Corp., Class A	57,100	991,827
DIRECTV, Class A*	18,049	612,222
Discovery Communications, Inc., Class A*	5,900	210,689
Gannett Co., Inc.	5,200	69,992
Interpublic Group of Cos., Inc.*	10,500	74,865
McGraw-Hill Cos., Inc.	6,600	185,724
Meredith Corp.	1,000	31,130
New York Times Co., Class A*	3,100	26,815
News Corp., Class A	560,780	6,706,929
Omnicom Group, Inc.	6,000	205,800
Scripps Networks Interactive, Inc., Class A	2,000	80,680
Time Warner Cable, Inc.	39,881	2,077,003
Time Warner, Inc.	93,733	2,709,821
Viacom, Inc., Class B	12,500	392,125
Virgin Media, Inc.	225,613	3,765,481
Walt Disney Co.	39,352	1,239,588
Washington Post Co., Class B	144	59,109

		20,346,512

Multiline Retail (0.2%)
Big Lots, Inc.*	1,800	57,762
Family Dollar Stores, Inc.	2,600	97,994
J.C. Penney Co., Inc.	4,500	96,660
Kohl’s Corp.*	6,188	293,930
Macy’s, Inc.	8,200	146,780
Nordstrom, Inc.	3,200	103,008
Sears Holdings Corp.*	1,000	64,650
Target Corp.	14,648	720,242

		1,581,026

Specialty Retail (0.6%)
Abercrombie & Fitch Co., Class A	1,600	49,104
AutoNation, Inc.*	2,200	42,900
AutoZone, Inc.*	641	123,854
Bed Bath & Beyond, Inc.*	5,226	193,780
Best Buy Co., Inc.	6,962	235,733
CarMax, Inc.*	4,492	89,391
GameStop Corp., Class A*	2,800	52,612
Gap, Inc.	9,200	179,032
Home Depot, Inc.	33,533	941,271
Limited Brands, Inc.	5,495	121,275
Lowe’s Cos., Inc.	29,200	596,264
Office Depot, Inc.*	6,600	26,664
O’Reilly Automotive, Inc.*	2,798	133,073
RadioShack Corp.	2,200	42,922
Ross Stores, Inc.	2,475	131,893
Staples, Inc.	14,745	280,892

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Tiffany & Co.	2,700	$102,357
TJX Cos., Inc.	8,200	343,990
Urban Outfitters, Inc.*	2,800	96,292

		3,783,299

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	6,100	222,955
NIKE, Inc., Class B	7,690	519,459
Polo Ralph Lauren Corp.	1,325	96,672
VF Corp.	1,900	135,242

		974,328

Total Consumer Discretionary		44,322,050

Consumer Staples (15.1%)
Beverages (3.3%)
Brown-Forman Corp., Class B	26,611	1,522,947
Carlsberg A/S, Class B	24,205	1,840,243
Coca-Cola Co.	46,600	2,335,592
Coca-Cola Enterprises, Inc.	84,403	2,182,662
Constellation Brands, Inc., Class A*	4,400	68,728
Dr. Pepper Snapple Group, Inc.	133,344	4,985,732
Molson Coors Brewing Co., Class B	3,400	144,024
PepsiCo, Inc.	69,762	4,251,994
Pernod-Ricard S.A.	56,032	4,334,458

		21,666,380

Food & Staples Retailing (3.1%)
Carrefour S.A.	39,629	1,564,696
Costco Wholesale Corp.	8,823	483,765
CVS Caremark Corp.	322,387	9,452,387
Kroger Co.	193,027	3,800,702
Safeway, Inc.	7,870	154,724
SUPERVALU, Inc.	3,800	41,192
Sysco Corp.	11,823	337,783
Walgreen Co.	19,362	516,965
Wal-Mart Stores, Inc.	80,756	3,881,941
Whole Foods Market, Inc.*	3,600	129,672

		20,363,827

Food Products (3.1%)
Archer-Daniels-Midland Co.	12,974	334,989
Campbell Soup Co.	3,496	125,262
ConAgra Foods, Inc.	8,899	207,525
Danone S.A.	17,127	914,615
Dean Foods Co.*	4,100	41,287
General Mills, Inc.	91,590	3,253,277
H.J. Heinz Co.	6,317	273,021
Hershey Co.	3,139	150,452
Hormel Foods Corp.	1,153	46,673
J.M. Smucker Co.	2,224	133,929
Kellogg Co.	5,085	255,775
Kraft Foods, Inc., Class A	279,103	7,814,884
McCormick & Co., Inc. (Non-Voting)	2,900	110,084
Mead Johnson Nutrition Co.	4,300	215,516
Nestle S.A. (Registered)	127,177	6,136,287
Sara Lee Corp.	13,300	187,530
Tyson Foods, Inc., Class A	6,500	106,535

		20,307,641

	Number of Shares	Value (Note 1)

Household Products (0.8%)
Clorox Co.	2,784	$173,053
Colgate-Palmolive Co.	9,800	771,848
Kimberly-Clark Corp.	8,360	506,867
Procter & Gamble Co.	58,176	3,489,397

		4,941,165

Personal Products (0.1%)
Avon Products, Inc.	8,651	229,252
Estee Lauder Cos., Inc., Class A	2,500	139,325

		368,577

Tobacco (4.7%)
Altria Group, Inc.	381,513	7,645,520
British American Tobacco plc	240,197	7,605,789
Imperial Tobacco Group plc	220,887	6,158,833
Japan Tobacco, Inc.	618	1,921,263
Lorillard, Inc.	16,913	1,217,398
Philip Morris International, Inc.	78,752	3,609,992
Reynolds American, Inc.	49,659	2,588,227

		30,747,022

Total Consumer Staples		98,394,612

Energy (5.9%)
Energy Equipment & Services (1.5%)
Baker Hughes, Inc.	35,784	1,487,541
Cameron International Corp.*	4,649	151,185
Diamond Offshore Drilling, Inc.	1,300	80,847
Exterran Holdings, Inc.*	46,146	1,191,028
FMC Technologies, Inc.*	2,600	136,916
Halliburton Co.	18,500	454,175
Helmerich & Payne, Inc.	2,137	78,043
Nabors Industries Ltd.*	5,400	95,148
National Oilwell Varco, Inc.	8,462	279,838
Pride International, Inc.*	50,002	1,117,045
Rowan Cos., Inc.*	2,000	43,880
Schlumberger Ltd.	23,861	1,320,468
Smith International, Inc.	5,200	195,780
Transocean Ltd.*	62,199	2,881,680

		9,513,574

Oil, Gas & Consumable Fuels (4.4%)
Anadarko Petroleum Corp.	10,100	364,509
Apache Corp.	6,690	563,231
BP plc	250,377	1,202,491
Cabot Oil & Gas Corp.	2,300	72,036
Chesapeake Energy Corp.	12,800	268,160
Chevron Corp.	40,500	2,748,330
ConocoPhillips	29,900	1,467,791
Consol Energy, Inc.	4,459	150,536
Denbury Resources, Inc.*	8,400	122,976
Devon Energy Corp.	8,952	545,356
El Paso Corp.	14,800	164,428
EOG Resources, Inc.	5,091	500,802
Exxon Mobil Corp.	102,975	5,876,801
Hess Corp.	5,882	296,100
Marathon Oil Corp.	159,297	4,952,544
Massey Energy Co.	2,111	57,736
Murphy Oil Corp.	4,000	198,200
Noble Energy, Inc.	18,767	1,132,213
Occidental Petroleum Corp.	16,244	1,253,225

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Peabody Energy Corp.	5,443	$212,984
Pioneer Natural Resources Co.	2,340	139,113
Range Resources Corp.	3,198	128,400
Royal Dutch Shell plc, Class A	144,464	3,665,649
Southwestern Energy Co.*	6,800	262,752
Spectra Energy Corp.	13,500	270,945
Sunoco, Inc.	2,392	83,170
Tesoro Corp.	2,300	26,841
Total S.A.	39,642	1,764,247
Valero Energy Corp.	11,000	197,780
Williams Cos., Inc.	12,200	223,016

		28,912,362

Total Energy		38,425,936

Financials (12.8%)
Capital Markets (2.1%)
Ameriprise Financial, Inc.	5,300	191,489
Bank of New York Mellon Corp.	24,301	599,992
CG Investor LLC I (b)*†	1,888,797	695,077
CG Investor LLC II (b)*†	1,888,769	695,067
CG Investor LLC III (b)*†	944,511	347,580
Charles Schwab Corp.	19,734	279,828
E*TRADE Financial Corp.*	3,420	40,424
Federated Investors, Inc., Class B	1,741	36,056
Franklin Resources, Inc.	2,869	247,279
Goldman Sachs Group, Inc.	25,559	3,355,130
Invesco Ltd.	9,000	151,470
Janus Capital Group, Inc.	4,300	38,184
Legg Mason, Inc.	3,500	98,105
Morgan Stanley	164,360	3,814,796
Northern Trust Corp.	4,895	228,597
State Street Corp.	10,063	340,331
T. Rowe Price Group, Inc.	5,400	239,706
UBS AG (Registered)*	148,972	1,974,707

		13,373,818

Commercial Banks (2.6%)
Barclays plc	704,428	2,792,720
BB&T Corp.	13,931	366,525
CIT Group, Inc.*	11,843	401,004
Comerica, Inc.	3,560	131,115
Fifth Third Bancorp	16,500	202,785
First Horizon National Corp.*	5,146	58,916
Guaranty Bancorp*	91,672	97,172
Huntington Bancshares, Inc./Ohio	13,200	73,128
Intesa Sanpaolo S.p.A.	375,208	988,068
KeyCorp	17,892	137,589
M&T Bank Corp.	1,553	131,927
Marshall & Ilsley Corp.	11,400	81,852
PNC Financial Services Group, Inc.	58,575	3,309,488
Regions Financial Corp.	23,100	151,998
SunTrust Banks, Inc.	9,800	228,340
U.S. Bancorp	38,500	860,475
Wells Fargo & Co.	265,211	6,789,402
Zions Bancorp	3,000	64,710

		16,867,214

Consumer Finance (0.2%)
American Express Co.	24,100	956,770
Capital One Financial Corp.	9,236	372,211

	Number of Shares	Value (Note 1)

Discover Financial Services	11,400	$159,372
SLM Corp.*	10,300	107,017

		1,595,370

Diversified Financial Services (2.4%)
Bank of America Corp.	552,361	7,937,427
Bond Street Holdings LLC, Class A*§†	25,300	518,650
Citigroup, Inc.*	454,455	1,708,751
CME Group, Inc.	1,315	370,238
Deutsche Boerse AG	31,943	1,940,756
IntercontinentalExchange, Inc.*	1,500	169,545
JPMorgan Chase & Co.	80,200	2,936,122
Leucadia National Corp.*	4,200	81,942
Moody’s Corp.	3,700	73,704
NASDAQ OMX Group, Inc.*	3,300	58,674
NYSE Euronext	5,000	138,150

		15,933,959

Insurance (4.0%)
ACE Ltd.	60,010	3,089,315
Aflac, Inc.	9,229	393,801
Alleghany Corp.*	4,858	1,424,851
Allstate Corp.	10,731	308,302
American International Group, Inc.*	2,515	86,616
Aon Corp.	5,600	207,872
Assurant, Inc.	1,978	68,637
Berkshire Hathaway, Inc., Class B*	76,162	6,069,350
Chubb Corp.	6,591	329,616
Cincinnati Financial Corp.	2,923	75,618
CNO Financial Group, Inc.*	90,598	448,460
Genworth Financial, Inc., Class A*	10,300	134,621
Hartford Financial Services Group, Inc.	8,700	192,531
Lincoln National Corp.	6,300	153,027
Loews Corp.	6,781	225,875
Marsh & McLennan Cos., Inc.	11,100	250,305
MetLife, Inc.	16,600	626,816
Old Republic International Corp.	156,506	1,898,418
Principal Financial Group, Inc.	6,700	157,048
Progressive Corp.	12,994	243,248
Prudential Financial, Inc.	9,500	509,770
Torchmark Corp.	1,470	72,780
Travelers Cos., Inc.	45,461	2,238,954
Unum Group	7,100	154,070
White Mountains Insurance Group Ltd.	13,520	4,383,184
XL Capital Ltd., Class A	6,900	110,469
Zurich Financial Services AG	8,650	1,898,770

		25,752,324

Real Estate Investment Trusts (REITs) (1.0%)
Alexander’s, Inc. (REIT)	8,355	2,530,897
Apartment Investment & Management Co. (REIT), Class A	2,700	52,299
AvalonBay Communities, Inc. (REIT)	1,638	152,940
Boston Properties, Inc. (REIT)	2,700	192,618
Equity Residential (REIT)	5,624	234,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

HCP, Inc. (REIT)	5,893	$190,049
Health Care REIT, Inc. (REIT)	2,600	109,512
Host Hotels & Resorts, Inc. (REIT)	13,646	183,948
Kimco Realty Corp. (REIT)	8,700	116,928
Link REIT (REIT)	681,341	1,685,732
Plum Creek Timber Co., Inc. (REIT)	3,269	112,878
ProLogis (REIT)	10,100	102,313
Public Storage (REIT)	2,800	246,148
Simon Property Group, Inc. (REIT)	5,857	472,953
Ventas, Inc. (REIT)	3,101	145,592
Vornado Realty Trust (REIT)	3,145	229,428

		6,758,418

Real Estate Management & Development (0.5%)
Canary Wharf Group plc (b)*†	353,084	1,524,546
CB Richard Ellis Group, Inc., Class A*	5,900	80,299
Forestar Group, Inc.*	36,491	655,378
St. Joe Co.*	30,594	708,557

		2,968,780

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	9,458	115,766
People’s United Financial, Inc.	7,386	99,711

		215,477

Total Financials		83,465,360

Health Care (7.6%)
Biotechnology (0.7%)
Amgen, Inc.*	56,342	2,963,589
Biogen Idec, Inc.*	5,407	256,562
Celgene Corp.*	9,281	471,661
Cephalon, Inc.*	1,400	79,450
Genzyme Corp.*	5,500	279,235
Gilead Sciences, Inc.*	17,900	613,612

		4,664,109

Health Care Equipment & Supplies (1.0%)
Alcon, Inc.	10,409	1,542,510
Baxter International, Inc.	11,900	483,616
Becton, Dickinson and Co.	4,600	311,052
Boston Scientific Corp.*	327,548	1,899,778
C.R. Bard, Inc.	1,924	149,168
CareFusion Corp.*	3,800	86,260
DENTSPLY International, Inc.	2,627	78,573
Hospira, Inc.*	3,500	201,075
Intuitive Surgical, Inc.*	792	249,971
Medtronic, Inc.	21,930	795,401
St. Jude Medical, Inc.*	6,565	236,931
Stryker Corp.	5,480	274,329
Varian Medical Systems, Inc.*	2,600	135,928
Zimmer Holdings, Inc.*	4,100	221,605

		6,666,197

Health Care Providers & Services (2.2%)
Aetna, Inc.	8,400	221,592
AmerisourceBergen Corp.	5,706	181,165
Cardinal Health, Inc.	7,500	252,075

	Number of Shares	Value (Note 1)

CIGNA Corp.	5,585	$173,470
Community Health Systems, Inc.*	57,135	1,931,734
Coventry Health Care, Inc.*	3,300	58,344
DaVita, Inc.*	2,200	137,368
Express Scripts, Inc.*	11,000	517,220
Humana, Inc.*	3,300	150,711
Laboratory Corp. of America Holdings*	2,000	150,700
McKesson Corp.	5,500	369,380
Medco Health Solutions, Inc.*	9,300	512,244
Patterson Cos., Inc.	2,200	62,766
Quest Diagnostics, Inc.	2,987	148,663
Tenet Healthcare Corp.*	673,106	2,921,280
UnitedHealth Group, Inc.	213,324	6,058,402
WellPoint, Inc.*	8,420	411,991

		14,259,105

Health Care Technology (0.0%)
Cerner Corp.*	1,250	94,863

Life Sciences Tools & Services (0.2%)
Life Technologies Corp.*	3,611	170,620
Millipore Corp.*	1,200	127,980
PerkinElmer, Inc.	2,800	57,876
Thermo Fisher Scientific, Inc.*	8,202	402,308
Waters Corp.*	2,000	129,400

		888,184

Pharmaceuticals (3.5%)
Abbott Laboratories, Inc.	31,200	1,459,536
Allergan, Inc.	6,300	367,038
Bristol-Myers Squibb Co.	34,500	860,430
Eli Lilly and Co.	169,888	5,691,248
Forest Laboratories, Inc.*	6,068	166,445
Johnson & Johnson	55,500	3,277,830
King Pharmaceuticals, Inc.*	5,700	43,263
Merck & Co., Inc.	62,971	2,202,096
Mylan, Inc.*	5,800	98,832
Novartis AG (Registered)	57,530	2,791,151
Pfizer, Inc.	403,386	5,752,284
Watson Pharmaceuticals, Inc.*	1,928	78,219

		22,788,372

Total Health Care		49,360,830

Industrials (6.1%)
Aerospace & Defense (0.9%)
Boeing Co.	15,200	953,800
GenCorp, Inc.*	61,699	270,242
General Dynamics Corp.	7,900	462,624
Goodrich Corp.	2,542	168,407
Honeywell International, Inc.	15,353	599,228
ITT Corp.	3,708	166,563
L-3 Communications Holdings, Inc.	2,400	170,016
Lockheed Martin Corp.	6,200	461,900
Northrop Grumman Corp.	5,902	321,305
Precision Castparts Corp.	2,900	298,468
Raytheon Co.	7,611	368,296
Rockwell Collins, Inc.	3,300	175,329
United Technologies Corp.	18,800	1,220,308

		5,636,486

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	3,369	$187,518
Expeditors International of Washington, Inc.	4,500	155,295
FedEx Corp.	6,329	443,726
TNT N.V.	55,521	1,399,366
United Parcel Service, Inc., Class B	20,000	1,137,800

		3,323,705

Airlines (0.0%)
Southwest Airlines Co.	15,028	166,961

Building Products (0.4%)
Masco Corp.	6,700	72,092
Owens Corning, Inc.*	84,474	2,526,617

		2,598,709

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	2,500	80,325
Cintas Corp.	3,000	71,910
Iron Mountain, Inc.	4,000	89,840
Pitney Bowes, Inc.	4,600	101,016
R.R. Donnelley & Sons Co.	4,500	73,665
Republic Services, Inc.	6,214	184,742
Stericycle, Inc.*	1,548	101,518
Waste Management, Inc.	9,429	295,033

		998,049

Construction & Engineering (0.1%)
Fluor Corp.	3,613	153,553
Jacobs Engineering Group, Inc.*	2,700	98,388
Quanta Services, Inc.*	4,600	94,990

		346,931

Electrical Equipment (0.4%)
Alstom S.A.	38,336	1,728,745
Emerson Electric Co.	14,957	653,472
Rockwell Automation, Inc.	3,000	147,270
Roper Industries, Inc.	1,723	96,419

		2,625,906

Industrial Conglomerates (2.2%)
3M Co.	14,300	1,129,557
General Electric Co.	215,100	3,101,742
Orkla ASA	575,948	3,686,736
Siemens AG (Registered)	50,527	4,521,506
Textron, Inc.	5,200	88,244
Tyco International Ltd.	58,482	2,060,321

		14,588,106

Machinery (0.6%)
Caterpillar, Inc.	12,591	756,341
Cummins, Inc.	4,035	262,800
Danaher Corp.	10,509	390,094
Deere & Co.	8,569	477,122
Dover Corp.	3,544	148,104
Eaton Corp.	3,336	218,308
Federal Signal Corp.	98,518	595,049
Flowserve Corp.	1,200	101,760
Illinois Tool Works, Inc.	7,719	318,640
PACCAR, Inc.	7,500	299,025
Pall Corp.	2,600	89,362

	Number of Shares	Value (Note 1)

Parker Hannifin Corp.	3,262	$180,910
Snap-On, Inc.	934	38,210

		3,875,725

Marine (0.6%)
A. P. Moller - Maersk A/S, Class B	479	3,755,696

Professional Services (0.0%)
Dun & Bradstreet Corp.	877	58,864
Equifax, Inc.	2,800	78,568
Robert Half International, Inc.	3,300	77,715

		215,147

Road & Rail (0.2%)
CSX Corp.	7,787	386,469
Norfolk Southern Corp.	7,395	392,305
Ryder System, Inc.	1,200	48,276
Union Pacific Corp.	10,149	705,457

		1,532,507

Trading Companies & Distributors (0.0%)
Fastenal Co.	2,800	140,532
W.W. Grainger, Inc.	1,216	120,931

		261,463

Total Industrials		39,925,391

Information Technology (9.4%)
Communications Equipment (1.1%)
Cisco Systems, Inc.*	114,607	2,442,275
Harris Corp.	2,800	116,620
JDS Uniphase Corp.*	5,100	50,184
Juniper Networks, Inc.*	10,300	235,046
Motorola, Inc.*	483,002	3,149,173
QUALCOMM, Inc.	33,331	1,094,590
Tellabs, Inc.	6,800	43,452

		7,131,340

Computers & Peripherals (1.8%)
Apple, Inc.*	18,300	4,602,999
Dell, Inc.*	301,892	3,640,818
EMC Corp.*	41,321	756,174
Hewlett-Packard Co.	47,235	2,044,331
Lexmark International, Inc., Class A*	1,400	46,242
NetApp, Inc.*	6,944	259,081
QLogic Corp.*	1,900	31,578
SanDisk Corp.*	4,603	193,648
Teradata Corp.*	3,600	109,728
Western Digital Corp.*	4,400	132,704

		11,817,303

Electronic Equipment, Instruments & Components (0.5%)
Agilent Technologies, Inc.*	7,300	207,539
Amphenol Corp., Class A	3,700	145,336
Corning, Inc.	31,800	513,570
FLIR Systems, Inc.*	3,400	98,906
Jabil Circuit, Inc.	4,300	57,190
Molex, Inc.	3,100	56,544
Tyco Electronics Ltd.	74,223	1,883,780

		2,962,865

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Internet Software & Services (0.5%)
Akamai Technologies, Inc.*	3,300	$133,881
eBay, Inc.*	23,100	452,991
Google, Inc., Class A*	4,880	2,171,356
Monster Worldwide, Inc.*	2,100	24,465
VeriSign, Inc.*	4,000	106,200
Yahoo!, Inc.*	23,400	323,622

		3,212,515

IT Services (0.9%)
Automatic Data Processing, Inc.	10,136	408,075
Cognizant Technology Solutions Corp., Class A*	5,986	299,659
Computer Sciences Corp.	3,300	149,325
Fidelity National Information Services, Inc.	6,662	178,675
Fiserv, Inc.*	2,866	130,862
International Business Machines Corp.	25,908	3,199,120
Mastercard, Inc., Class A	1,959	390,879
Paychex, Inc.	6,800	176,596
SAIC, Inc.*	5,600	93,744
Total System Services, Inc.	4,500	61,200
Visa, Inc., Class A	9,100	643,825
Western Union Co.	12,915	192,563

		5,924,523

Office Electronics (0.7%)
Xerox Corp.	569,482	4,578,635

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Micro Devices, Inc.*	12,100	88,572
Altera Corp.	5,984	148,463
Analog Devices, Inc.	6,300	175,518
Applied Materials, Inc.	26,847	322,701
Broadcom Corp., Class A	8,677	286,081
First Solar, Inc.*	985	112,122
Intel Corp.	112,066	2,179,684
KLA-Tencor Corp.	3,200	89,216
Linear Technology Corp.	4,440	123,476
LSI Corp.*	640,716	2,947,294
Maxim Integrated Products, Inc.	139,729	2,337,666
MEMC Electronic Materials, Inc.*	5,100	50,388
Microchip Technology, Inc.	3,638	100,918
Micron Technology, Inc.*	17,900	151,971
National Semiconductor Corp.	4,784	64,393
Novellus Systems, Inc.*	1,954	49,553
NVIDIA Corp.*	11,550	117,925
Teradyne, Inc.*	3,752	36,582
Texas Instruments, Inc.	24,221	563,865
Xilinx, Inc.	5,476	138,324

		10,084,712

Software (2.4%)
Adobe Systems, Inc.*	10,509	277,753
Autodesk, Inc.*	4,400	107,184
BMC Software, Inc.*	3,668	127,023
CA, Inc.	7,368	135,571
Citrix Systems, Inc.*	3,722	157,180
Compuware Corp.*	5,400	43,092
Electronic Arts, Inc.*	7,000	100,800
Intuit, Inc.*	6,267	217,904
McAfee, Inc.*	2,900	89,088

	Number of Shares	Value (Note 1)

Microsoft Corp.	414,137	$9,529,292
Nintendo Co., Ltd.	8,077	2,352,800
Novell, Inc.*	8,100	46,008
Oracle Corp.	79,100	1,697,486
Red Hat, Inc.*	4,100	118,654
Salesforce.com, Inc.*	2,200	188,804
Symantec Corp.*	15,700	217,916

		15,406,555

Total Information Technology		61,118,448

Materials (3.1%)
Chemicals (1.0%)
Air Products & Chemicals, Inc.	4,400	285,164
Airgas, Inc.	1,800	111,960
CF Industries Holdings, Inc.	1,454	92,256
Dow Chemical Co.	23,275	552,083
E.I. du Pont de Nemours & Co.	18,165	628,327
Eastman Chemical Co.	1,462	78,012
Ecolab, Inc.	4,713	211,661
FMC Corp.	1,600	91,888
International Flavors & Fragrances, Inc.	1,800	76,356
Linde AG	29,047	3,050,012
Monsanto Co.	10,998	508,327
PPG Industries, Inc.	3,351	202,434
Praxair, Inc.	6,125	465,439
Sherwin-Williams Co.	1,830	126,618
Sigma-Aldrich Corp.	2,600	129,558

		6,610,095

Construction Materials (0.0%)
Vulcan Materials Co.	2,400	105,192

Containers & Packaging (0.0%)
Ball Corp.	1,674	88,437
Bemis Co., Inc.	2,500	67,500
Owens-Illinois, Inc.*	3,600	95,220
Pactiv Corp.*	3,000	83,550
Sealed Air Corp.	3,600	70,992

		405,699

Metals & Mining (0.3%)
AK Steel Holding Corp.	1,800	21,456
Alcoa, Inc.	20,000	201,200
Allegheny Technologies, Inc.	1,985	87,717
Cliffs Natural Resources, Inc.	2,600	122,616
Freeport-McMoRan Copper & Gold, Inc.	9,653	570,782
Newmont Mining Corp.	9,872	609,497
Nucor Corp.	6,338	242,619
Titanium Metals Corp.*	2,100	36,939
United States Steel Corp.	2,800	107,940

		2,000,766

Paper & Forest Products (1.8%)
Domtar Corp.	23,168	1,138,707
International Paper Co.	167,226	3,784,325
MeadWestvaco Corp.	45,011	999,244
Weyerhaeuser Co.	159,454	5,612,781

		11,535,057

Total Materials		20,656,809

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Telecommunication Services (2.6%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	119,092	$2,880,835
Cable & Wireless Communications plc	1,567,107	1,336,982
Cable & Wireless Worldwide plc	1,567,107	2,007,549
CenturyLink, Inc.	6,324	210,652
Frontier Communications Corp.	5,963	42,397
Qwest Communications International, Inc.	31,300	164,325
Telefonica S.A.	196,181	3,622,777
Verizon Communications, Inc.	57,000	1,597,140
Windstream Corp.	10,200	107,712

		11,970,369

Wireless Telecommunication Services (0.8%)
American Tower Corp., Class A*	8,124	361,518
MetroPCS Communications, Inc.*	6,000	49,140
Sprint Nextel Corp.*	61,400	260,336
Vodafone Group plc	2,156,528	4,468,803

		5,139,797

Total Telecommunication Services		17,110,166

Utilities (3.0%)
Electric Utilities (1.9%)
Allegheny Energy, Inc.	2,953	61,068
American Electric Power Co., Inc.	9,597	309,983
Duke Energy Corp.	26,306	420,896
E.ON AG	124,850	3,360,933
Edison International	6,266	198,758
Entergy Corp.	24,834	1,778,611
Exelon Corp.	84,845	3,221,565
FirstEnergy Corp.	5,873	206,906
NextEra Energy, Inc.	8,294	404,415
Northeast Utilities	3,165	80,644
Pepco Holdings, Inc.	4,414	69,212
Pinnacle West Capital Corp.	2,100	76,356
PPL Corp.	9,436	235,428
Prime Infrastructure Group	350,436	956,177
Progress Energy, Inc.	5,697	223,436
Southern Co.	16,507	549,353

		12,153,741

Gas Utilities (0.1%)
EQT Corp.	3,100	112,034
Nicor, Inc.	674	27,297
ONEOK, Inc.	1,925	83,256
Questar Corp.	3,501	159,261

		381,848

Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	14,100	130,284
Constellation Energy Group, Inc.	4,074	131,387
NRG Energy, Inc.*	127,707	2,708,665

		2,970,336

Multi-Utilities (0.6%)
Ameren Corp.	5,200	123,604
CenterPoint Energy, Inc.	8,700	114,492
CMS Energy Corp.	4,550	66,657
Consolidated Edison, Inc.	5,900	254,290

	Number of Shares	Value (Note 1)

Dominion Resources, Inc.	12,040	$466,430
DTE Energy Co.	3,320	151,425
GDF Suez S.A.	44,817	1,267,989
Integrys Energy Group, Inc.	1,332	58,262
NiSource, Inc.	4,929	71,470
PG&E Corp.	7,435	305,579
Public Service Enterprise Group, Inc.	9,887	309,760
SCANA Corp.	2,500	89,400
Sempra Energy	4,781	223,703
TECO Energy, Inc.	3,684	55,518
Wisconsin Energy Corp.	2,157	109,446
Xcel Energy, Inc.	9,700	199,917

		3,867,942

Total Utilities		19,373,867

Total Common Stocks (72.4%) (Cost $478,046,015)		472,153,469

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (3.5%)
Consumer Discretionary (0.2%)
Auto Components (0.0%)
International Automotive Components Group North America LLC
Term Loan 6.250%, 12/31/49 (b)†	$17,684	15,916
9.000%, 12/31/49 (b)†	26,900	23,563

		39,479

Hotels, Restaurants & Leisure (0.1%)
Six Flags Theme Parks Inc. 9.250%, 12/31/16	987,000	979,597

Media (0.1%)
Charter Communications Operating LLC
Term Loan 7.250%, 3/6/14	504,462	505,093

Total Consumer Discretionary		1,524,169

Financials (1.7%)
Capital Markets (0.2%)
CG Investor LLC I 12.000%, 7/31/12 (b)†	1,473,800	542,358
CG Investor LLC II 12.000%, 7/31/12 (b)†	1,473,800	542,359
CG Investor LLC III 12.000%, 7/31/12 (b)†	736,900	271,179

		1,355,896

Commercial Banks (0.6%)
CIT Group, Inc. 9.500%, 1/20/12	972,180	993,001
7.000%, 5/1/13	196,549	188,196
7.000%, 5/1/14	294,824	277,872
7.000%, 5/1/15	294,824	271,975
7.000%, 5/1/16	740,376	675,593

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

7.000%, 5/1/17	$903,927	$813,534
Term Loan 13.000%, 1/20/12	436,920	450,356

		3,670,527

Diversified Financial Services (0.0%)
Tropicana Entertainment LLC 9.625%, 12/15/14(h)	2,014,000	151

Real Estate Management & Development (0.9%)
Realogy Corp. 13.500%, 10/15/17	155,000	161,717
Term Loan 0.000%, 12/15/13 (l)(t)	1,411,900	1,136,579
3.292%, 12/15/13 (l)	5,189,156	4,379,648

		5,677,944

Total Financials		10,704,518

Industrials (0.1%)
Airlines (0.0%)
Northwest Airlines, Inc., Trade Claim Escrows 0.000%, 12/31/49 (b)†	1,510,000	—

Containers & Packaging (0.1%)
Smurfit-Stone Container Enterprises, Inc. 6.750%, 2/22/16	694,000	690,778

Total Industrials		690,778

Information Technology (0.9%)
Communications Equipment (0.4%)
Avaya, Inc. 3.260%, 10/26/14	3,192,000	2,728,496

IT Services (0.5%)
First Data Corp.
Term Loan 3.285%, 9/24/14 (l)	253,511	212,984
3.287%, 9/24/14 (l)	3,456,973	2,907,788

		3,120,772

Total Information Technology		5,849,268

Utilities (0.6%)
Electric Utilities (0.6%)
Boston Generating LLC 2.784%, 12/20/13 (l)	124,292	104,228
2.788%, 12/20/13 (l)	34,762	29,150
Term Loan 2.788%, 12/20/13 (l)	543,425	455,700
Texas Competitive Electric Holdings Co. LLC 3.850%, 10/10/14	1,324,345	965,827
Term Loan 3.545%, 10/10/14 (l)	2,690,156	1,981,581
4.045%, 10/10/14 (l)	494,000	364,016

Total Utilities		3,900,502

Total Corporate Bonds		22,669,235

Total Long-Term Debt Securities (3.5%) (Cost $26,207,725)		22,669,235

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Government Securities (3.6%)
Federal Home Loan Bank 0.00%, 7/1/10(o)(p)	$2,500,000	$2,500,000
U.S. Treasury Bills 0.09%, 7/15/10(p)	1,500,000	1,499,942
0.16%, 7/29/10(p)	3,000,000	2,999,610
0.16%, 8/5/10(p)	5,000,000	4,999,210
0.16%, 8/19/10(p)	2,000,000	1,999,550
0.17%, 8/26/10(p)	2,000,000	1,999,464
0.15%, 9/9/10(p)	5,000,000	4,998,495
0.15%, 9/16/10(p)	2,000,000	1,999,336

Total Government Securities		22,995,607

Short-Term Investment (17.8%)
BlackRock Liquidity Funds TempFund 0.16%‡	116,075,695	116,075,695

Time Deposit (0.6%)
JPMorgan Chase Nassau 0.000%, 7/1/10	4,219,853	4,219,853

Total Short-Term Investments (22.0%) (Cost/Amortized Cost $143,290,215)		143,291,155

Total Investments (97.9%) (Cost/Amortized Cost $647,543,955)		638,113,859

Other Assets Less Liabilities (2.1%)		13,807,946

Net Assets (100%)		$651,921,805

*	Non-income producing.
†	Securities (totaling $5,203,943 or 0.8% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2010, the market value of these securities amounted to $518,650 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2010.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2010.
(p)	Yield to maturity.
(t)	Position represents an unfunded loan commitment. The coupon rate will be determined at the time of settlement.

Glossary:

ADR—	American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$160,682,536	$44,606,841	$116,075,695	$21,934	$—

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	2,509	September-10	$135,931,908	$128,786,970	$(7,144,938)

At June 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 8/19/10	State Street Bank & Trust	88	$73,987	$75,013	$(1,026)
British Pound vs. U.S. Dollar, expiring 8/12/10	Deutsche Bank AG	340	507,695	507,926	(231)
Danish Krone vs. U.S. Dollar, expiring 7/23/10	Deutsche Bank AG	568	93,249	92,956	293
Danish Krone vs. U.S. Dollar, expiring 7/23/10	State Street Bank & Trust	630	103,428	106,394	(2,966)
Danish Krone vs. U.S. Dollar, expiring 7/23/10	Bank of America N.A.	826	135,540	141,292	(5,752)
European Union Euro vs. U.S. Dollar, expiring 7/16/10	State Street Bank & Trust	500	611,448	602,240	9,208
European Union Euro vs. U.S. Dollar, expiring 7/16/10	Deutsche Bank AG	1,330	1,626,453	1,629,849	(3,396)
European Union Euro vs. U.S. Dollar, expiring 7/16/10	Deutsche Bank AG	311	379,994	383,569	(3,575)
Japanese Yen vs. U.S. Dollar, expiring 10/20/10	State Street Bank & Trust	13,400	151,864	149,375	2,489
Japanese Yen vs. U.S. Dollar, expiring 10/20/10	State Street Bank & Trust	10,800	122,399	116,626	5,773
Japanese Yen vs. U.S. Dollar, expiring 10/20/10	Deutsche Bank AG	7,000	79,332	74,480	4,852
Norwegian Krone vs. U.S. Dollar, expiring 8/16/10	State Street Bank & Trust	1,400	214,622	217,189	(2,567)
Norwegian Krone vs. U.S. Dollar, expiring 8/16/10	Deutsche Bank AG	1,370	210,023	211,547	(1,524)
Norwegian Krone vs. U.S. Dollar, expiring 8/16/10	State Street Bank & Trust	793	121,583	121,740	(157)
Norwegian Krone vs. U.S. Dollar, expiring 8/16/10	Deutsche Bank AG	694	106,391	106,687	(296)
Norwegian Krone vs. U.S. Dollar, expiring 8/16/10	State Street Bank & Trust	960	147,169	147,842	(673)
Norwegian Krone vs. U.S. Dollar, expiring 8/16/10	Bank of America N.A.	1,886	289,126	317,615	(28,489)
Norwegian Krone vs. U.S. Dollar, expiring 8/16/10	Deutsche Bank AG	1,600	245,283	264,866	(19,583)
Norwegian Krone vs. U.S. Dollar, expiring 8/16/10	Bank of America N.A.	2,880	441,508	459,623	(18,115)
Norwegian Krone vs. U.S. Dollar, expiring 8/16/10	State Street Bank & Trust	1,160	177,830	194,651	(16,821)
Swiss Franc vs. U.S. Dollar, expiring 8/10/10	Deutsche Bank AG	275	255,299	238,023	17,276
Swiss Franc vs. U.S. Dollar, expiring 11/10/10	Deutsche Bank AG	406	377,463	377,589	(126)
Swiss Franc vs. U.S. Dollar, expiring 11/10/10	Bank of America N.A.	387	360,063	351,004	9,059

					$(56,347)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 8/19/10	Deutsche Bank AG	462	$400,554	$386,671	$13,883
British Pound vs. U.S. Dollar, expiring 8/12/10	Deutsche Bank AG	174	258,233	260,429	(2,196)
British Pound vs. U.S. Dollar, expiring 8/12/10	State Street Bank & Trust	480	711,105	717,168	(6,063)
British Pound vs. U.S. Dollar, expiring 8/12/10	Barclays Bank plc	15,361	23,003,245	22,951,017	52,228
Danish Krone vs. U.S. Dollar, expiring 7/23/10	Bank of America N.A.	787	128,241	129,203	(962)
Danish Krone vs. U.S. Dollar, expiring 7/23/10	State Street Bank & Trust	1,570	261,318	257,749	3,569
Danish Krone vs. U.S. Dollar, expiring 7/23/10	State Street Bank & Trust	9,847	1,768,554	1,616,529	152,025
European Union Euro vs. U.S. Dollar, expiring 7/16/10	State Street Bank & Trust	205	271,794	250,104	21,690
European Union Euro vs. U.S. Dollar, expiring 7/16/10	State Street Bank & Trust	1,300	1,764,126	1,589,766	174,360
European Union Euro vs. U.S. Dollar, expiring 7/16/10	State Street Bank & Trust	104	138,305	127,626	10,679
European Union Euro vs. U.S. Dollar, expiring 7/16/10	State Street Bank & Trust	147	180,543	180,342	201
European Union Euro vs. U.S. Dollar, expiring 7/16/10	State Street Bank & Trust	380	466,944	464,701	2,243
European Union Euro vs. U.S. Dollar, expiring 7/16/10	Bank of America N.A.	27,060	36,990,804	33,091,390	3,899,414
European Union Euro vs. U.S. Dollar, expiring 7/16/10	State Street Bank & Trust	605	818,240	739,816	78,424
European Union Euro vs. U.S. Dollar, expiring 7/16/10	State Street Bank & Trust	627	844,112	766,506	77,606
European Union Euro vs. U.S. Dollar, expiring 7/16/10	State Street Bank & Trust	177	238,915	215,904	23,011
Japanese Yen vs. U.S. Dollar, expiring 10/20/10	Barclays Bank plc	154,532	1,674,506	1,751,334	(76,828)
Norwegian Krone vs. U.S. Dollar, expiring 8/16/10	Deutsche Bank AG	1,840	310,287	282,075	28,212
Norwegian Krone vs. U.S. Dollar, expiring 8/16/10	Bank of America N.A.	1,330	204,361	203,891	470
Norwegian Krone vs. U.S. Dollar, expiring 8/16/10	State Street Bank & Trust	610	103,647	93,514	10,133
Norwegian Krone vs. U.S. Dollar, expiring 8/16/10	Deutsche Bank AG	29,044	4,862,981	4,452,436	410,545
Norwegian Krone vs. U.S. Dollar, expiring 8/16/10	Deutsche Bank AG	1,400	234,301	214,622	19,679
Swiss Franc vs. U.S. Dollar, expiring 11/10/10	Bank of America N.A.	370	325,579	344,433	(18,854)
Swiss Franc vs. U.S. Dollar, expiring 11/10/10	Deutsche Bank AG	9,149	8,302,078	8,512,102	(210,024)

					$4,663,445

					$4,607,098

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$38,370,745	$5,923,657	$27,648	$44,322,050
Consumer Staples	67,918,428	30,476,184	–	98,394,612
Energy	31,793,549	6,632,387	–	38,425,936
Financials	68,403,687	11,280,753	3,780,920	83,465,360
Health Care	46,569,679	2,791,151	–	49,360,830
Industrials	24,833,342	15,092,049	–	39,925,391
Information Technology	58,765,648	2,352,800	–	61,118,448
Materials	17,606,797	3,050,012	–	20,656,809
Telecommunication Services	5,674,055	11,436,111	–	17,110,166
Utilities	13,788,768	5,585,099	–	19,373,867
Corporate Bonds
Consumer Discretionary	—	1,484,690	39,479	1,524,169
Financials	—	9,348,622	1,355,896	10,704,518
Industrials	—	690,778	—	690,778
Information Technology	—	5,849,268	—	5,849,268
Utilities	—	3,900,502	—	3,900,502
Forward Currency Contracts	—	5,027,322	—	5,027,322
Short-Term Investments	—	143,291,155	—	143,291,155

Total Assets	$373,724,698	$264,212,540	$5,203,943	$643,141,181

Liabilities:
Forward Currency Contracts	$—	$(420,224)	$—	$(420,224)
Futures	(7,144,938)	—	—	(7,144,938)

Total Liabilities	$(7,144,938)	$(420,224)	$—	$(7,565,162)

Total	$366,579,760	$263,792,316	$5,203,943	$635,576,019

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stock- Consumer Discretionary	Investments in Common Stock-Financials	Investments in Corporate Bonds- Consumer Discretionary
Balance as of 12/31/09	$27,802	$1,177,677	$39,612
Total gains or losses (realized/unrealized) included in earnings	(154)	379,212	(133)
Purchases, sales, issuances, and settlements (net)	—	2,224,031	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 6/30/10	$27,648	$3,780,920	$39,479
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$(154)	$379,212	$(133)

	Investments in Corporate Bonds-Financials	Investments in Corporate Bonds-Industrials
Balance as of 12/31/09	$589,520	$951
Total gains or losses (realized/unrealized) included in earnings	766,376	(951)
Purchases, sales, issuances, and settlements (net)	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 6/30/10	$1,355,896	$—
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$766,376	$(951)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	5,027,322
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$5,027,322

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(420,224)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(7,144,938)	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(7,565,162)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	6,829,117	—	6,829,117
Credit contracts	—	—	—	—	—
Equity contracts	—	(10,210,144)	—	—	(10,210,144)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(10,210,144)	$6,829,117	$—	$(3,381,027)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	2,328,123	—	2,328,123
Credit contracts	—	—	—	—	—
Equity contracts	—	(7,164,142)	—	—	(7,164,142)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(7,164,142)	$2,328,123	$—	$(4,836,019)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $119,551,000 and futures contracts with an average notional balance of approximately $48,140,000 during the six months ended June 30, 2010.

^ This Portfolio held forward foreign currency and futures contracts to gain an economic hedge against changes in the values of securities held in the Portfolio, that do not qualify for hedge accounting under ASC 815 and also to gain or reduce exposure to the financial markets.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$81,826,271
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$233,673,110

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,795,221
Aggregate gross unrealized depreciation	(61,456,078)

Net unrealized depreciation	$(27,660,857)

Federal income tax cost of investments	$665,774,716

For the six months ended June 30, 2010, the Portfolio incurred approximately $2,602 as brokerage commissions with Keefe, Bruyette & Woods, Inc., and $4,688 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $252,308,619 of which $59,261,455 expires in the year 2016, and $193,047,164 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $116,075,695)	$116,075,695
Unaffiliated Issuers (Cost $531,468,260)	522,038,164
Foreign cash (Cost $971,584)	992,323
Cash held as collateral at broker	13,586,500
Unrealized appreciation of forward foreign currency contracts	5,027,322
Dividends, interest and other receivables	1,432,596
Receivable for securities sold	1,062,544
Receivable from investment sub-advisor	9,626
Receivable from Separate Accounts for Trust shares sold	4,662

Total assets	660,229,432

LIABILITIES
Overdraft payable	143,384
Payable for securities purchased	4,837,805
Variation margin payable on futures contracts	1,091,415
Payable to Separate Accounts for Trust shares redeemed	1,038,322
Unrealized depreciation of forward foreign currency contracts	420,224
Investment management fees payable	395,616
Administrative fees payable	93,445
Distribution fees payable - Class IB	50,889
Trustees’ fees payable	1,036
Accrued expenses	235,491

Total liabilities	8,307,627

NET ASSETS	$651,921,805

Net assets were comprised of:
Paid in capital	$903,457,856
Accumulated undistributed net investment income (loss)	4,157,675
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(243,754,615)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(11,939,111)

Net assets	$651,921,805

Class IA
Net asset value, offering and redemption price per share, $416,545,830 / 55,524,602 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.50

Class IB
Net asset value, offering and redemption price per share, $235,375,975 / 31,476,161 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.48

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $314,329 foreign withholding tax) ($21,934 of dividend income received from affiliates)	$7,538,812
Interest	932,621

Total income	8,471,433

EXPENSES
Investment management fees	2,544,601
Administrative fees	597,341
Distribution fees - Class IB	330,391
Printing and mailing expenses	43,006
Custodian fees	27,281
Professional fees	17,784
Trustees’ fees	8,669
Miscellaneous	54,320

Gross expenses	3,623,393
Less: Reimbursement from sub-advisor	(9,626)

Net expenses	3,613,767

NET INVESTMENT INCOME (LOSS)	4,857,666

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	34,870,434
Foreign currency transactions	6,362,581
Futures	(10,210,144)

Net realized gain (loss)	31,022,871

Change in unrealized appreciation (depreciation) on:
Securities	(77,327,159)
Foreign currency translations	2,459,030
Futures	(7,164,142)

Net change in unrealized appreciation (depreciation)	(82,032,271)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(51,009,400)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(46,151,734)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,857,666	$9,985,046
Net realized gain (loss) on investments, futures and foreign currency transactions	31,022,871	(199,642,961)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(82,032,271)	342,028,581

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(46,151,734)	152,370,666

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,925,093)
Class IB	—	(445,861)

TOTAL DIVIDENDS	—	(2,370,954)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [742,955 and 7,566,047 shares, respectively]	6,112,461	49,222,118
Capital shares issued in reinvestment of dividends [0 and 243,977 shares, respectively]	—	1,925,093
Capital shares repurchased [(3,319,129) and (2,755,963) shares, respectively]	(26,456,064)	(19,373,268)

Total Class IA transactions	(20,343,603)	31,773,943

Class IB
Capital shares sold [823,638 and 4,298,006 shares, respectively]	6,695,905	27,470,259
Capital shares issued in reinvestment of dividends [0 and 56,602 shares, respectively]	—	445,861
Capital shares repurchased [(3,285,975) and (6,606,097) shares, respectively]	(26,597,676)	(44,459,053)

Total Class IB transactions	(19,901,771)	(16,542,933)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(40,245,374)	15,231,010

TOTAL INCREASE (DECREASE) IN NET ASSETS	(86,397,108)	165,230,722
NET ASSETS:
Beginning of period	738,318,913	573,088,191

End of period (a)	$651,921,805	$738,318,913

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,157,675	$(699,991)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,			September 15, 2006* to December 31, 2006
Class IA		2009	2008	2007
Net asset value, beginning of period	$8.03	$6.43	$10.95	$10.74	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.12 (e)	0.16 (e)	0.17 (e)	0.03	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.59)	1.51	(4.32)	0.04	0.73

Total from investment operations	(0.53)	1.63	(4.16)	0.21	0.76

Less distributions:
Dividends from net investment income	—	(0.03)	(0.36)	—	(0.02)
Distributions from net realized gains	—	—	—	— #	—	#

Total dividends and distributions	—	(0.03)	(0.36)	— #	(0.02)

Net asset value, end of period	$7.50	$8.03	$6.43	$10.95	$10.74

Total return (b)	(6.60)%	25.41%	(37.94)%	1.97%	7.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$416,546	$466,374	$340,988	$284,503	$10,797
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.90%	0.94%	1.05%	1.05%	1.05%
After waivers, reimbursements and fees paid indirectly (a)	0.90%	0.83%	1.05%	1.05%	1.05%
Before waivers, reimbursements and fees paid indirectly (a)	0.91%	0.96%	1.12%	1.11%	1.40	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.43%	1.58%	1.79%	1.56%	0.95%
After waivers, reimbursements and fees paid indirectly (a)	1.43%	1.69%	1.79%	1.56%	0.95%
Before waivers, reimbursements and fees paid indirectly (a)	1.42%	1.56%	1.72%	1.50%	0.50%
Portfolio turnover rate	13%	79%	44%	31%	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,					September 15, 2006* to December 31, 2006
Class IB		2009		2008	2007
Net asset value, beginning of period	$8.01	$6.41		$10.92	$10.74		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.09	(e)	0.14 (e)	0.16	(e)	0.02	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.58)	1.52		(4.31)	0.02		0.73

Total from investment operations	(0.53)	1.61		(4.17)	0.18		0.75

Less distributions:
Dividends from net investment income	—	(0.01)		(0.34)	—		(0.01)
Distributions from net realized gains	—	—		—	—	#	—	#

Total dividends and distributions	—	(0.01)		(0.34)	—	#	(0.01)

Net asset value, end of period	$7.48	$8.01		$6.41	$10.92		$10.74

Total return (b)	(6.62)%	25.17%		(38.13)%	1.69%		7.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$235,376	$271,945		$232,101	$406,213		$99,547
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.15%	1.19	%(c)	1.30%	1.30%		1.30%
After waivers, reimbursements and fees paid indirectly (a)	1.15%	1.08%		1.30%	1.30%		1.30%
Before waivers, reimbursements and fees paid indirectly (a)	1.16%	1.21%		1.37%	1.36	%(c)	1.65	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.18%	1.28%		1.56%	1.46%		0.67%
After waivers, reimbursements and fees paid indirectly (a)	1.18%	1.39%		1.56%	1.46%		0.67%
Before waivers, reimbursements and fees paid indirectly (a)	1.18%	1.26%		1.49%	1.42%		0.34%
Portfolio turnover rate	13%	79%		44%	31%		4%

*	Commencement of Operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/OPPENHEIMER GLOBAL PORTFOLIO (Unaudited)

Sector Weightings As of 06/30/10	% of Net Assets
Information Technology	28.2%
Financials	16.0
Consumer Discretionary	15.5
Industrials	15.0
Consumer Staples	9.3
Health Care	6.9
Energy	3.6
Telecommunication Services	2.1
Utilities	0.7
Materials	0.6
Cash and Other	2.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10- 6/30/10
Class IA
Actual	$1,000.00	$923.00	$5.24
Hypothetical (5% average return before expenses)	1,000.00	1,019.34	5.51
Class IB
Actual	1,000.00	922.90	6.44
Hypothetical (5% average return before expenses)	1,000.00	1,018.10	6.76

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Bermuda (1.0%)
XL Capital Ltd., Class A	128,860	$2,063,049

Brazil (1.7%)
Cia de Bebidas das Americas (Preference) (ADR)	17,270	1,744,443
Empresa Brasileira de Aeronautica S.A. (ADR)	75,890	1,589,895

		3,334,338

Canada (0.5%)
Husky Energy, Inc.	40,060	949,805

Finland (0.7%)
Fortum Oyj	65,810	1,448,754

France (4.6%)
LVMH Moet Hennessy Louis Vuitton S.A.	31,270	3,406,168
Societe Generale S.A.	27,161	1,104,875
Technip S.A.	36,530	2,079,944
Total S.A.	53,130	2,364,524

		8,955,511

Germany (7.6%)
Allianz SE (Registered)	25,922	2,573,963
Bayer AG	7,355	410,373
Bayerische Motoren Werke (BMW) AG	15,738	761,219
Bayerische Motoren Werke (BMW) AG (Preference)	45,694	1,603,273
Linde AG	9,951	1,044,881
SAP AG	76,097	3,380,061
Siemens AG (Registered)	57,365	5,133,417

		14,907,187

India (2.4%)
Infosys Technologies Ltd.	60,213	3,598,414
Wire and Wireless India Ltd.*	150,325	51,002
Zee Entertainment Enterprises Ltd.	162,800	1,058,290

		4,707,706

Italy (1.8%)
Bulgari S.p.A.	150,810	1,081,384
Lottomatica S.p.A.	26,600	342,728
Prysmian S.p.A.	48,600	698,168
Tod’s S.p.A.	22,900	1,443,711

		3,565,991

Japan (10.9%)
Dai-ichi Life Insurance Co., Ltd.	872	1,199,211
Fanuc Ltd.	11,100	1,245,309
HOYA Corp.	87,643	1,861,004
KDDI Corp.	434	2,061,543
Keyence Corp.	8,070	1,856,412
Kyocera Corp.	13,720	1,107,941
Mitsubishi Tanabe Pharma Corp.	65,000	989,910
Murata Manufacturing Co., Ltd.	44,920	2,139,445
Nidec Corp.	14,760	1,236,209
Nintendo Co., Ltd.	5,240	1,526,393
Secom Co., Ltd.	34,386	1,526,801

	Number of Shares	Value (Note 1)

Sony Corp.	115,950	$3,086,377
Sumitomo Mitsui Financial Group, Inc.	58,617	1,654,798

		21,491,353

Mexico (3.2%)
Fomento Economico Mexicano S.A.B. de C.V.	602,120	2,602,519
Grupo Modelo S.A.B. de C.V., Series C	330,010	1,633,075
Grupo Televisa S.A. (ADR)	112,330	1,955,665

		6,191,259

Netherlands (3.5%)
European Aeronautic Defence and Space Co. N.V.*	117,380	2,395,164
Koninklijke Philips Electronics N.V.	98,240	2,928,276
TNT N.V.	61,627	1,553,263

		6,876,703

South Korea (0.1%)
Shinsegae Co., Ltd.	487	210,225

Spain (2.3%)
Banco Bilbao Vizcaya Argentaria S.A.	189,600	1,956,006
Inditex S.A.	45,460	2,578,278

		4,534,284

Sweden (7.3%)
Assa Abloy AB, Class B	162,400	3,239,097
Investor AB, Class B	122,877	1,988,753
Telefonaktiebolaget LM Ericsson, Class B	812,938	9,051,085

		14,278,935

Switzerland (6.5%)
Basilea Pharmaceutica AG (Registered)*	2,645	146,622
Credit Suisse Group AG (Registered)	116,131	4,364,639
Nestle S.A. (Registered)	46,019	2,220,415
Roche Holding AG	17,125	2,351,667
Transocean Ltd.*	33,463	1,550,341
UBS AG (Registered)*	158,782	2,104,745

		12,738,429

Taiwan (2.0%)
MediaTek, Inc.	135,745	1,893,239
Taiwan Semiconductor Manufacturing Co., Ltd.	1,119,709	2,093,745

		3,986,984

United Kingdom (5.9%)
3i Group plc	218,282	860,290
HSBC Holdings plc	301,000	2,757,435
Prudential plc	243,850	1,827,682
Tesco plc	292,725	1,648,181
Unilever plc	94,197	2,510,465
Vodafone Group plc	923,700	1,914,110

		11,518,163

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

United States (36.0%)
3M Co.	41,010	$3,239,380
Adobe Systems, Inc.*	82,330	2,175,982
Aetna, Inc.	86,000	2,268,680
Aflac, Inc.	56,900	2,427,923
Altera Corp.	136,480	3,386,069
Amylin Pharmaceuticals, Inc.*	57,600	1,082,880
Automatic Data Processing, Inc.	68,610	2,762,239
Carnival Corp.	103,820	3,139,517
Colgate-Palmolive Co.	37,300	2,937,748
Corning, Inc.	138,080	2,229,992
Dendreon Corp.*	19,500	630,435
eBay, Inc.*	199,060	3,903,566
Emerson Electric Co.	38,180	1,668,084
Fidelity National Financial, Inc., Class A	79,800	1,036,602
Goldman Sachs Group, Inc.	12,600	1,654,002
InterMune, Inc.*	26,300	245,905
Intuit, Inc.*	112,240	3,902,585
Juniper Networks, Inc.*	158,060	3,606,929
Lockheed Martin Corp.	15,750	1,173,375
Maxim Integrated Products, Inc.	113,840	1,904,543
McDonald’s Corp.	53,400	3,517,458
Microsoft Corp.	141,780	3,262,358
Raytheon Co.	37,180	1,799,140
Regeneron Pharmaceuticals, Inc.*	16,600	370,512
Seattle Genetics, Inc.*	57,000	683,430
Shuffle Master, Inc.*	53,500	428,535
SLM Corp.*	224,800	2,335,672

	Number of Shares	Value (Note 1)

Theravance, Inc.*	48,510	$609,771
Tiffany & Co.	71,820	2,722,696
Wal-Mart Stores, Inc.	58,130	2,794,309
Walt Disney Co.	105,300	3,316,950
WellPoint, Inc.*	50,600	2,475,858
Zimmer Holdings, Inc.*	18,800	1,016,140

		70,709,265

Total Common Stocks (98.0%) (Cost $211,683,803)		192,467,941

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.1%)
JPMorgan Chase Nassau
0.000%, 7/1/10
(Amortized Cost $4,108,035)	$4,108,035	4,108,035

Total Investments (100.1%)
(Cost/Amortized Cost $215,791,838)		196,575,976
Other Assets Less Liabilities (-0.1%)		(186,143)

Net Assets (100%)		$196,389,833

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$15,080,821	$15,412,430	$—	$30,493,251
Consumer Staples	11,712,094	6,589,286	—	18,301,380
Energy	2,500,146	4,444,468	—	6,944,614
Financials	9,517,248	22,392,397	—	31,909,645
Health Care	9,383,611	3,898,572	—	13,282,183
Industrials	9,469,874	19,955,704	—	29,425,578
Information Technology	27,134,263	28,507,739	—	55,642,002
Materials	—	1,044,881	—	1,044,881
Telecommunication Services	—	3,975,653	—	3,975,653
Utilities	—	1,448,754	—	1,448,754
Short-Term Investments	—	4,108,035	—	4,108,035

Total Assets	$84,798,057	$111,777,919	$—	$196,575,976

Total Liabilities	$—	$—	$—	$—

Total	$84,798,057	$111,777,919	$—	$196,575,976

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	40,569	—	40,569
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$40,569	$—	$40,569

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$—	$—	$—

The Portfolio held forward foreign currency contracts with an average notional balance of approximately $1,129,000 during the six months ended June 30, 2010.

^ This Portfolio held forward foreign currency contracts to gain an economic hedge against changes in the values of securities held in the Portfolio, that do not qualify for hedge accounting under ASC 815.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$49,517,873
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$25,304,347

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,701,415
Aggregate gross unrealized depreciation	(30,592,829)

Net unrealized depreciation	$(24,891,414)

Federal income tax cost of investments	$221,467,390

For the six months ended June 30, 2010, the Portfolio incurred approximately $419 as brokerage commissions with BNP Paribas, $742 with Keefe, Bruyette & Woods, Inc., and $3,052 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $15,461,972 of which $4,456,246 expires in the year 2016, and $11,005,726 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $215,791,838)	$196,575,976
Cash	72,536
Foreign cash (Cost $76,045)	76,045
Dividends, interest and other receivables	378,251
Receivable from Separate Accounts for Trust shares sold	122,745
Receivable for securities sold	105,548

Total assets	197,331,101

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	381,022
Payable for securities purchased	172,336
Investment management fees payable	157,320
Distribution fees payable - Class IB	40,720
Accrued India taxes	26,655
Administrative fees payable	19,522
Trustees’ fees payable	306
Accrued expenses	143,387

Total liabilities	941,268

NET ASSETS	$196,389,833

Net assets were comprised of:
Paid in capital	$238,575,211
Accumulated undistributed net investment income (loss)	1,297,482
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(24,239,277)
Unrealized appreciation (depreciation) on investments and foreign currency translations (net of India tax of $28,870 on unrealized depreciation on investments)	(19,243,583)

Net assets	$196,389,833

Class IA
Net asset value, offering and redemption price per share, $4,818,312 / 566,429 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.51

Class IB
Net asset value, offering and redemption price per share, $191,571,521 / 22,550,245 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.50

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $264,108 foreign withholding tax)	$2,630,527
Interest	1,564

Total income	2,632,091

EXPENSES
Investment management fees	970,387
Distribution fees - Class IB	249,941
Administrative fees	119,543
Custodian fees	15,340
Professional fees	10,460
Trustees’ fees	2,358
Miscellaneous	9,103

Gross expenses	1,377,132
Less: Waiver from investment advisor	(4,223)

Net expenses	1,372,909

NET INVESTMENT INCOME (LOSS)	1,259,182

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities (net of India tax of $(38,927) on realized gain on investments)	(3,245,752)
Foreign currency transactions	(20,457)

Net realized gain (loss)	(3,266,209)

Change in unrealized appreciation (depreciation) on:
Securities (net of India tax of $(61,091) on unrealized depreciation on investments)	(16,272,757)
Foreign currency translations	(2,495)

Net change in unrealized appreciation (depreciation)	(16,275,252)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(19,541,461)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,282,279)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,259,182	$1,051,871
Net realized gain (loss) on investments and foreign currency transactions	(3,266,209)	(9,580,737)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(16,275,252)	55,914,565

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(18,282,279)	47,385,699

DIVIDENDS:
Dividends from net investment income
Class IA	—	(27,294)
Class IB	—	(912,091)

TOTAL DIVIDENDS	—	(939,385)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [205,259 and 127,314 shares, respectively]	1,908,852	953,455
Capital shares issued in reinvestment of dividends and distributions [0 and 3,011 shares, respectively]	—	27,294
Capital shares repurchased [(43,352) and (63,570) shares, respectively]	(393,498)	(495,333)

Total Class IA transactions	1,515,354	485,416

Class IB
Capital shares sold [5,528,300 and 9,203,464 shares, respectively]	51,917,632	72,241,537
Capital shares issued in reinvestment of dividends and distributions [0 and 100,629 shares, respectively]	—	912,091
Capital shares repurchased [ (3,441,332) and (4,058,520) shares, respectively]	(31,102,795)	(31,688,600)

Total Class IB transactions	20,814,837	41,465,028

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	22,330,191	41,950,444

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,047,912	88,396,758
NET ASSETS:
Beginning of period	192,341,921	103,945,163

End of period (a)	$196,389,833	$192,341,921

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,297,482	$38,300

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,			August 31, 2006* to December 31, 2006
Class IA		2009	2008	2007
Net asset value, beginning of period	$9.22	$6.68	$11.48	$11.00	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.08 (e)	0.18 (e)	0.09 (e)	0.01	(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.78)	2.53	(4.84)	0.56	1.00

Total from investment operations	(0.71)	2.61	(4.66)	0.65	1.01

Less distributions:
Dividends from net investment income	—	(0.07)	(0.13)	(0.06)	(0.01)
Distributions from net realized gains	—	—	(0.01)	(0.11)	—	#

Total dividends and distributions	—	(0.07)	(0.14)	(0.17)	(0.01)

Net asset value, end of period	$8.51	$9.22	$6.68	$11.48	$11.00

Total return (b)	(7.70)%	39.07%	(40.60)%	5.94%	10.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,818	$3,729	$2,257	$6,248	$4,410
Ratio of expenses to average net assets:
After waivers (a)	1.10%	1.10%	1.10%	1.10%	1.10%
Before waivers (a)	1.10%	1.14%	1.37%	1.46%	2.25	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	1.51%	1.03%	1.84%	0.74%	0.30%
Before waivers (a)	1.50%	0.98%	1.57%	0.38%	(1.11)%
Portfolio turnover rate	13%	19%	33%	22%	6%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,					August 31, 2006* to December 31, 2006
Class IB		2009	2008		2007
Net asset value, beginning of period	$9.22	$6.68	$11.48		$10.99		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.06 (e)	0.12	(e)	0.05	(e)	—	#(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.78)	2.53	(4.80)		0.58		0.99

Total from investment operations	(0.72)	2.59	(4.68)		0.63		0.99

Less distributions:
Dividends from net investment income	—	(0.05)	(0.11)		(0.03)		—
Distributions from net realized gains	—	—	(0.01)		(0.11)		—	#

Total dividends and distributions	—	(0.05)	(0.12)		(0.14)		—	#

Net asset value, end of period	$8.50	$9.22	$6.68		$11.48		$10.99

Total return (b)	(7.71)%	38.71%	(40.75)%		5.66%		10.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$191,572	$188,613	$101,688		$131,915		$26,740
Ratio of expenses to average net assets:
After waivers (a)	1.35%	1.35%	1.35%		1.35%		1.35%
Before waivers (a)	1.35%	1.39%	1.62	%(c)	1.71	%(c)	2.50	%(c)
Ratio of net investment income to average net assets:
After waivers (a)	1.23%	0.75%	1.33%		0.39%		0.13%
Before waivers (a)	1.22%	0.71%	1.05%		(0.04)%		(0.93)%
Portfolio turnover rate	13%	19%	33%		22%		6%

*	Commencement of Operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of 6/30/2010	% of Net Assets
Government Securities	59.7%
Corporate Bonds	32.8
Asset-Backed and Mortgage-Backed Securities	10.3
Convertible Bonds	0.1
Convertible Preferred Stocks	0.0 #
Equities & Warrants	0.0 #
Cash and Other	(2.9)

Total	100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$1,004.00	$3.18
Hypothetical (5% average return before expenses)	1,000.00	1,021.62	3.21
Class IB
Actual	1,000.00	1,003.00	4.42
Hypothetical (5% average return before expenses)	1,000.00	1,020.38	4.46

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.64% and 0.89%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (10.3%)
Asset-Backed Securities (7.9%)
Access Group, Inc.,
Series 2008-1 A 1.616%, 10/27/25(l)	$19,126,273	$19,849,764
American Express Credit Account Master Trust,
Series 2009-1 A 1.700%, 12/15/14(l)	2,000,000	2,040,871
AmeriCredit Automobile Receivables Trust,
Series 2008-1 A2 4.351%, 6/6/12(l)	5,629,213	5,689,397
Bank One Issuance Trust,
Series 2004-A5 A5 0.480%, 3/15/14(l)	2,000,000	1,998,550
BMW Vehicle Owner Trust,
Series 2010-A A1 0.279%, 4/25/11	6,073,307	6,071,157
Capital Auto Receivables Asset Trust,
Series 2008-2 A3B 1.800%, 10/15/12(l)	4,958,895	4,993,992
CarMax Auto Owner Trust,
Series 2010-1 A1 0.274%, 2/15/11	2,141,588	2,141,085
Chase Issuance Trust,
Series 2005-A8 A8 0.390%, 10/15/12(l)	1,300,000	1,299,855
Series 2006-A4 A4 0.370%, 10/15/13(l)	2,175,000	2,170,367
Series 2007-A1 A1 0.370%, 3/15/13(l)	13,400,000	13,390,530
Series 2007-A11 A11 0.350%, 7/16/12(l)	6,740,000	6,739,747
Series 2009-A2 A2 1.900%, 4/15/14(l)	21,800,000	22,296,927
Series 2009-A7 A7 0.800%, 9/17/12(l)	27,900,000	27,916,494
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC2 A3A 0.427%, 1/25/37(l)	292,808	191,051
Daimler Chrysler Auto Trust,
Series 2008-B A3B 1.830%, 9/10/12(l)	576,853	579,805
EFS Volunteer LLC,
Series 2010-1 A1 1.389%, 10/26/26(l)§†	2,300,000	2,297,851
Ford Credit Auto Owner Trust,
Series 2008-C A3 1.770%, 6/15/12(l)	16,401,524	16,475,739
Series 2009-A A3B 2.850%, 5/15/13(l)	22,800,000	23,170,361
Series 2010-A A1 0.384%, 5/15/11§	9,125,772	9,121,233
GSAA Home Equity Trust,
Series 2007-6 A4 0.647%, 5/25/47(l)	700,000	268,273
Mercedes-Benz Auto Receivables Trust,
Series 2010-1 A1 0.309%, 5/13/11	547,486	546,926
RAAC Series,
Series 2007-SP2 A2 0.747%, 6/25/47(l)	600,000	272,583

	Principal Amount	Value (Note 1)

SLC Student Loan Trust,
Series 2006-1 A2 0.537%, 6/15/15(l)	$698,431	$698,090
SLM Student Loan Trust,
Series 2004-9 A4 0.446%, 4/25/17(l)	2,404,195	2,400,038
Series 2005-10 A3 0.366%, 10/25/16(l)	2,203,406	2,201,600
Series 2005-6 A4 0.406%, 4/25/22(l)	4,469,585	4,450,462
Series 2006-3 A3 0.356%, 4/25/17(l)	253,676	253,436
Series 2006-8 A2 0.316%, 10/25/16(l)	404,684	404,219
Series 2006-9 A2 0.316%, 4/25/17(l)	401,566	401,234
Series 2007-3 A3 0.356%, 4/25/19(l)	8,700,000	8,414,711
Series 2008-2 A2 0.766%, 1/25/17(l)	7,700,000	7,709,229
Series 2008-9 A 1.816%, 4/25/23(l)	20,852,857	21,816,471
Volvo Financial Equipment LLC,
Series 2010-1A A1 0.510%, 5/16/11 (b)§	3,583,253	3,582,732

		221,854,780

Non-Agency CMO (2.4%)
American Home Mortgage Assets,
Series 2006-1 2A1 0.537%, 5/25/46(l)	9,844,087	4,828,599
Banc of America Commercial Mortgage, Inc.,
Series 2007-3 A4 5.837%, 6/10/49(l)	1,400,000	1,378,001
Series 2007-4 A4 5.935%, 2/10/51(l)	1,400,000	1,428,367
Banc of America Mortgage Securities, Inc.,
Series 2004-1 5A1 6.500%, 9/25/33	28,063	28,078
BCAP LLC Trust,
Series 2006-AA2 A1 0.517%, 1/25/37(l)	1,353,150	696,209
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11 1A2 3.398%, 2/25/33(l)	18,010	15,817
Series 2003-3 3A2 2.763%, 5/25/33(l)	146,048	141,502
Series 2003-8 2A1 3.552%, 1/25/34(l)	10,175	9,726
Series 2003-8 4A1 3.529%, 1/25/34(l)	30,777	27,721
Series 2004-10 21A1 3.478%, 1/25/35(l)	4,040,062	3,612,944
Series 2005-2 A1 2.760%, 3/25/35(l)	190,729	179,244
Series 2005-2 A2 2.934%, 3/25/35(l)	60,067	53,744
Series 2005-5 A1 2.530%, 8/25/35(l)	60,985	55,604
Series 2005-5 A2 2.560%, 8/25/35(l)	1,063,646	970,771

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Series 2007-3 1A1 5.370%, 5/25/47(l)	$11,100,428	$7,867,869
Bear Stearns Alt-A Trust,
Series 2005-7 22A1 4.539%, 9/25/35(l)	2,935,882	2,065,931
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 1998-C1 A2 6.440%, 6/16/30	784	784
Chevy Chase Mortgage Funding Corp.,
Series 2007-2A A1 0.477%, 5/25/48(l)§	1,902,508	743,588
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11 A1A 2.820%, 12/25/35(l)	79,206	69,600
Series 2005-11 A2A 4.700%, 12/25/35(l)	1,107,305	1,014,879
Series 2005-12 2A1 1.147%, 8/25/35(l)§	910,360	780,982
Series 2005-6 A1 2.510%, 8/25/35(l)	84,509	75,652
Series 2005-6 A2 3.157%, 8/25/35(l)	390,436	343,583
Series 2005-6 A3 2.210%, 8/25/35(l)	53,814	48,600
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5 5.617%, 10/15/48	4,000,000	4,161,411
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5 A2 4.630%, 5/10/43	1,379,775	1,407,688
Countrywide Alternative Loan Trust,
Series 2003-J1 4A1 6.000%, 10/25/32	1,851	1,774
Series 2005-61 2A1 0.627%, 12/25/35(l)	34,668	21,964
Series 2005-62 2A1 1.413%, 12/25/35(l)	352,059	194,005
Series 2006-OA12 A1A 0.428%, 9/20/46(l)	5,724	5,676
Series 2006-OA22 A1 0.507%, 2/25/47(l)	916,682	531,388
Series 2007-OA7 A1A 0.527%, 5/25/47(l)	209,612	102,695
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2002-30 M 3.316%, 10/19/32(l)	7,987	4,005
Series 2003-HYB3 7A1 3.829%, 11/19/33(l)	57,340	54,031
Series 2004-12 11A1 3.385%, 8/25/34(l)	727,094	536,000
Series 2005-25 A11 5.500%, 11/25/35	1,152,772	965,702
Series 2005-3 1A2 0.637%, 4/25/35(l)	389,059	213,899
Series 2005-R2 1AF1 0.687%, 6/25/35(l)§	157,358	125,364
CS First Boston Mortgage Securities Corp.,
Series 2002-P1A A 0.837%, 3/25/32(l)§	1,726	1,678
Deutsche Alt-A Securities, Inc.,
Series 2003-3 3A1 5.000%, 10/25/18	817,747	773,727

	Principal Amount	Value (Note 1)

Series 2005-AR2 7A1 5.463%, 10/25/35(l)	$418,373	$325,160
Series 2006-AB4 A1B1 0.440%, 10/25/36(l)	5,458	1,983
Series 2007-1 1A1 0.437%, 8/25/37(l)	372,282	367,426
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 2.266%, 6/25/34(l)	245,001	192,533
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 3.936%, 8/25/35(l)	466,439	409,588
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1 A4 5.238%, 11/10/45(l)	5,900,000	6,076,102
Greenpoint Mortgage Funding Trust,
Series 2005-AR5 1A1 0.617%, 11/25/45(l)	56,215	32,562
Series 2006-AR6 A1A 0.427%, 10/25/46(l)	44,809	40,919
GS Mortgage Securities Corp. II,
Series 2007-EOP A1 0.438%, 3/6/20(l)§	726,029	702,770
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 2.943%, 9/25/35(l)	280,606	264,357
Harborview Mortgage Loan Trust,
Series 2005-2 2A1A 0.568%, 5/19/35(l)	44,762	25,749
Series 2006-1 2A1A 0.588%, 3/19/36(l)	332,920	171,061
Series 2006-12 2A11 0.438%, 1/19/38(l)	13,796	13,573
Indymac Index Mortgage Loan Trust,
Series 2004-AR11 2A 2.785%, 12/25/34(l)	295,999	229,425
Series 2006-AR14 1A1A 0.437%, 11/25/46(l)	9,214	9,123
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-CB20 A4 5.794%, 2/12/51(l)	1,900,000	1,905,915
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 2.959%, 11/21/34(l)	200,000	172,935
Mellon Residential Funding Corp.,
Series 2000-TBC3 A1 0.790%, 12/15/30(l)	41,548	35,619
Series 2001-TBC1 A1 0.700%, 11/15/31(l)	161,905	147,154
Merrill Lynch Floating Trust,
Series 2006-1 A1 0.420%, 6/15/22(l)§	55,043	52,112
MLCC Mortgage Investors, Inc.,
Series 2005-2 1A 4.250%, 10/25/35(l)	2,333,944	2,007,141
Series 2005-2 2A 4.250%, 10/25/35(l)	2,154,265	1,821,057
Series 2005-2 3A 1.249%, 10/25/35(l)	348,566	269,358
Series 2005-3 4A 0.597%, 11/25/35(l)	254,799	191,988

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Series 2005-3 5A 0.597%, 11/25/35(l)	$311,530	$238,928
Residential Accredit Loans, Inc.,
Series 2005-QO1 A1 0.647%, 8/25/35(l)	70,892	40,092
Securitized Asset Sales, Inc.,
Series 1993-6 A5 2.848%, 11/26/23(l)	3,835	3,392
Sequoia Mortgage Trust,
Series 10 2A1 0.728%, 10/20/27(l)	19,771	16,295
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 2.744%, 2/25/34(l)	187,406	162,284
Series 2004-19 2A1 1.813%, 1/25/35(l)	57,854	29,920
Series 2005-17 3A1 4.540%, 8/25/35(l)	265,042	206,053
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5 1A1 0.678%, 10/19/34(l)	113,239	94,237
Series 2005-AR5 A1 0.598%, 7/19/35(l)	223,453	142,085
Series 2005-AR5 A2 0.598%, 7/19/35(l)	475,582	374,558
Series 2006-AR4 2A1 0.537%, 6/25/36(l)	74,651	41,174
Series 2006-AR5 1A1 0.557%, 5/25/46(l)	2,470,286	1,316,169
Series 2006-AR7 A8 0.417%, 8/25/36(l)	6,587	6,514
Series 2007-AR3 1A1 0.447%, 9/25/47(l)	337,253	320,008
Structured Asset Securities Corp.,
Series 2006-11 A1 2.942%, 10/25/35(l)§	101,377	79,715
TBW Mortgage Backed Pass Through Certificates,
Series 2006-6 A1 0.457%, 1/25/37(l)	15,698	14,936
Thornburg Mortgage Securities Trust,
Series 2006-5 A1 0.467%, 10/25/46(l)	569,007	538,698
Series 2007-1 A3A 0.447%, 3/25/37(l)	3,262,397	3,109,895
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A A1 0.440%, 9/15/21(l)§	2,480,581	2,158,106
Series 2007-WHL8 A1 0.430%, 6/15/20(l)§	1,873,134	1,584,755
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR17 1A 1.621%, 11/25/42(l)	14,069	10,066
Series 2002-AR2 A 3.109%, 2/27/34(l)	12,164	11,056
Series 2003-AR1 A5 2.386%, 3/25/33(l)	1,413,962	1,261,262
Series 2003-R1 A1 0.887%, 12/25/27(l)	350,442	299,755
Series 2004-AR1 A 2.784%, 3/25/34(l)	3,336,083	3,139,138
Series 2005-AR13 A1A1 0.637%, 10/25/45(l)	318,630	239,948

	Principal Amount	Value (Note 1)

Series 2005-AR15 A1A1 0.607%, 11/25/45(l)	$73,507	$55,874
Series 2006-AR15 2A 3.359%, 11/25/46(l)	69,110	45,520
Series 2006-AR3 A1A 1.413%, 2/25/46(l)	113,369	87,315
Series 2006-AR7 3A 3.359%, 7/25/46(l)	340,721	219,091
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S A1 2.968%, 9/25/34(l)	132,385	130,432
Series 2007-10 1A22 0.847%, 7/25/37(l)	2,676,044	1,967,939

		68,949,622

Total Asset-Backed and Mortgage-Backed Securities		290,804,402

Convertible Bonds (0.1%)
Government Securities (0.1%)
U.S. Government Agencies (0.1%)
Federal Home Loan Mortgage Corp.
2.631%, 1/1/34(l)	51,592	53,856
Federal National Mortgage Association
5.527%, 1/1/36(l)	488,661	520,576

Total Government Securities		574,432

Total Convertible Bonds		574,432

Corporate Bonds (32.8%)
Consumer Discretionary (1.5%)
Automobiles (1.0%)
Daimler Finance N.A. LLC
7.750%, 1/18/11	1,000,000	1,033,152
5.875%, 3/15/11	25,315,000	26,083,716
5.750%, 9/8/11	2,000,000	2,082,684

		29,199,552

Media (0.5%)
Comcast Corp.
5.450%, 11/15/10	2,100,000	2,134,683
COX Communications, Inc.
7.750%, 11/1/10	7,000,000	7,142,184
Time Warner Cable, Inc.
6.200%, 7/1/13	1,297,000	1,450,617
Time Warner, Inc.
6.875%, 5/1/12	1,500,000	1,634,166

		12,361,650

Total Consumer Discretionary		41,561,202

Consumer Staples (0.7%)
Food Products (0.6%)
Kraft Foods, Inc.
6.250%, 6/1/12	2,900,000	3,160,945
6.000%, 2/11/13	700,000	771,719
Wm. Wrigley Jr. Co.
1.912%, 6/28/11(l)§	14,100,000	14,097,279

		18,029,943

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Tobacco (0.1%)
Reynolds American, Inc.
1.237%, 6/15/11(l)	$1,200,000	$1,192,050

Total Consumer Staples		19,221,993

Energy (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Anadarko Petroleum Corp.
5.750%, 6/15/14	4,400,000	3,980,878
Kinder Morgan Energy Partners LP
7.500%, 11/1/10	500,000	508,138
5.850%, 9/15/12	3,370,000	3,613,044
Transcontinental Gas Pipe Line Corp.
Series B 7.000%, 8/15/11	2,820,000	2,969,841
8.875%, 7/15/12	2,000,000	2,249,324
Williams Cos., Inc.
2.291%, 10/1/10(l)§	7,000,000	6,998,656
Williams Cos., Inc. Trust V
6.375%, 10/1/10§	5,140,000	5,184,502

Total Energy		25,504,383

Financials (26.5%)
Capital Markets (3.2%)
Goldman Sachs Group, Inc.
0.692%, 10/7/11(l)	4,500,000	4,460,314
0.533%, 2/6/12(l)	2,000,000	1,949,886
5.300%, 2/14/12	13,500,000	14,051,192
Merrill Lynch & Co., Inc.
0.516%, 7/25/11(l)	3,100,000	3,073,058
0.768%, 6/5/12(l)	18,500,000	17,967,385
6.050%, 8/15/12	3,895,000	4,141,343
Morgan Stanley
0.545%, 1/9/12(l)	22,600,000	21,975,404
5.625%, 1/9/12	1,600,000	1,664,878
0.530%, 4/19/12(l)	4,625,000	4,486,370
5.750%, 8/31/12	4,000,000	4,191,720
2.930%, 5/14/13(l)	7,300,000	7,326,112
0.595%, 1/9/14(l)	2,100,000	1,933,292
5.750%, 10/18/16	2,500,000	2,518,550

		89,739,504

Commercial Banks (3.8%)
American Express Bank FSB
0.500%, 6/12/12(l)	3,500,000	3,445,757
5.550%, 10/17/12	1,500,000	1,612,371
5.500%, 4/16/13	4,500,000	4,862,394
American Express Centurion Bank
5.550%, 10/17/12	1,800,000	1,934,845
Banco Bilbao Vizcaya Argentaria S.A./Puerto Rico
0.497%, 5/25/12(l)§	1,700,000	1,698,696
BB&T Corp.
3.850%, 7/27/12	8,000,000	8,339,848
Citibank N.A.
1.375%, 8/10/11	35,000,000	35,335,335
First Tennessee Bank N.A.
0.570%, 2/14/11(l)	5,950,000	5,931,323
JPMorgan Chase Bank N.A.
0.866%, 6/13/16(l)	5,700,000	5,362,246
Regions Financial Corp.
0.707%, 6/26/12(l)	1,635,000	1,538,386

	Principal Amount	Value (Note 1)

SunTrust Bank/Georgia
6.375%, 4/1/11	$2,750,000	$2,835,913
Union Planters Corp.
4.375%, 12/1/10	1,000,000	1,001,919
7.750%, 3/1/11	1,000,000	1,013,859
Wachovia Bank N.A.
5.000%, 9/28/11	5,000,000	5,159,825
Wachovia Corp.
0.433%, 10/15/11(l)	3,100,000	3,077,615
0.688%, 3/1/12(l)	3,600,000	3,558,881
0.443%, 4/23/12(l)	7,850,000	7,756,483
2.114%, 5/1/13(l)	3,100,000	3,153,599
Wells Fargo & Co.
4.375%, 1/31/13	8,936,000	9,446,889

		107,066,184

Consumer Finance (3.1%)
American Express Credit Corp.
0.554%, 2/24/12(l)	9,045,000	8,943,370
American Honda Finance Corp.
1.289%, 6/20/11(l)§	19,600,000	19,711,681
HSBC Finance Corp.
8.000%, 7/15/10	2,030,000	2,033,242
5.500%, 4/15/11	1,925,000	1,963,067
0.584%, 8/9/11(l)	18,650,000	18,481,087
6.375%, 10/15/11	4,009,000	4,189,666
0.586%, 4/24/12(l)	7,400,000	7,218,537
7.000%, 5/15/12	328,000	353,178
5.900%, 6/19/12	2,500,000	2,646,510
0.654%, 7/19/12(l)	2,000,000	1,946,306
0.887%, 9/14/12(l)	7,850,000	7,612,090
0.553%, 1/15/14(l)	11,200,000	10,496,819
International Lease Finance Corp.
5.125%, 11/1/10	650,000	644,312
Nissan Motor Acceptance Corp.
3.250%, 1/30/13§	900,000	918,967
Toyota Motor Credit Corp.
5.450%, 5/18/11	750,000	778,249

		87,937,081

Diversified Financial Services (14.5%)
American Express Travel Related Services Co., Inc.
0.546%, 6/1/11(l)	100,000	98,902
5.250%, 11/21/11§	2,000,000	2,078,048
BA Covered Bond Issuer
5.500%, 6/14/12§	8,800,000	9,413,184
Bank of America Corp.
7.400%, 1/15/11	4,000,000	4,118,572
5.375%, 8/15/11	500,000	519,505
1.111%, 12/2/11(l)	6,000,000	6,070,842
6.250%, 4/15/12	20,000,000	21,265,100
4.875%, 9/15/12	800,000	832,650
Caterpillar Financial Services Corp.
1.287%, 6/24/11(l)	20,300,000	20,449,469
Citigroup Funding, Inc.
1.375%, 5/5/11	35,000,000	35,267,855
Citigroup, Inc.
0.535%, 5/18/11(l)	10,613,000	10,525,719
6.000%, 2/21/12	17,650,000	18,473,584
0.662%, 3/16/12(l)	19,535,000	19,069,168
5.300%, 10/17/12	1,300,000	1,347,206
6.500%, 8/19/13	900,000	958,659
6.000%, 12/13/13	23,600,000	24,759,067

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

General Electric Capital Corp.
1.800%, 3/11/11	$25,000,000	$25,242,000
0.609%, 3/15/12(l)	10,000,000	9,696,820
0.324%, 5/8/12(l)	20,000,000	20,024,360
0.474%, 11/1/12(l)	7,000,000	6,820,198
0.788%, 12/7/12(l)	13,600,000	13,684,864
0.539%, 12/21/12(l)	40,000,000	40,126,320
1.384%, 5/22/13(l)	10,800,000	10,647,072
1.369%, 12/20/13(l)	5,000,000	4,823,010
6.375%, 11/15/67(l)	10,600,000	9,858,000
John Deere Capital Corp.
1.287%, 6/10/11(l)	23,600,000	23,760,787
JPMorgan Chase & Co.
0.918%, 6/22/12(l)	22,000,000	22,203,390
0.787%, 12/26/12(l)	25,000,000	25,232,100
National Rural Utilities Cooperative Finance Corp.
1.066%, 7/1/10(l)	23,620,000	23,620,000

		410,986,451

Insurance (1.6%)
American International Group, Inc.
5.375%, 10/18/11	1,000,000	1,005,000
MetLife, Inc.
5.375%, 12/15/12	140,000	150,118
Metropolitan Life Global Funding I
1.139%, 9/17/10(l)§	1,500,000	1,501,099
2.437%, 6/10/11(l)§	1,200,000	1,215,029
5.125%, 11/9/11§	1,050,000	1,091,517
0.643%, 8/13/12(l)§	1,930,000	1,900,674
2.875%, 9/17/12§	500,000	511,880
5.125%, 4/10/13§	2,200,000	2,379,456
5.200%, 9/18/13§	230,000	249,723
Monumental Global Funding II
5.650%, 7/14/11§	1,500,000	1,542,343
Monumental Global Funding III
0.486%, 1/25/13(l)§	5,000,000	4,827,395
0.503%, 1/15/14(l)§	2,500,000	2,385,480
New York Life Global Funding
0.662%, 6/16/11(l)§	4,750,000	4,750,314
Pacific Life Global Funding
5.150%, 4/15/13§	1,200,000	1,257,990
Pricoa Global Funding I
0.438%, 1/30/12(l)§	9,800,000	9,610,674
4.625%, 6/25/12§	3,400,000	3,561,007
0.667%, 6/26/12(l)§	2,000,000	1,951,680
5.400%, 10/18/12§	5,300,000	5,702,508

		45,593,887

Real Estate Investment Trusts (REITs) (0.1%)
ERP Operating LP
5.500%, 10/1/12	3,100,000	3,293,750

Thrifts & Mortgage Finance (0.2%)
Countrywide Financial Corp.
5.800%, 6/7/12	110,000	115,670
Santander Holdings USA, Inc.
4.800%, 9/1/10	5,000,000	5,029,240

		5,144,910

Total Financials		749,761,767

	Principal Amount	Value (Note 1)

Health Care (0.1%)
Health Care Equipment & Supplies (0.1%)
Boston Scientific Corp.
4.250%, 1/12/11	$2,900,000	$2,909,831

Total Health Care		2,909,831

Industrials (0.3%)
Airlines (0.2%)
Southwest Airlines Co.
10.500%, 12/15/11§	5,000,000	5,578,105

Commercial Services & Supplies (0.1%)
Waste Management, Inc.
7.650%, 3/15/11	3,000,000	3,121,185

Total Industrials		8,699,290

Information Technology (0.2%)
Computers & Peripherals (0.2%)
Hewlett-Packard Co.
1.586%, 5/27/11(l)	5,600,000	5,653,631

Total Information Technology		5,653,631

Materials (0.2%)
Chemicals (0.2%)
Dow Chemical Co.
6.125%, 2/1/11	5,125,000	5,223,795
4.850%, 8/15/12	500,000	527,427

Total Materials		5,751,222

Telecommunication Services (1.7%)
Diversified Telecommunication Services (0.2%)
BellSouth Corp.
4.295%, 4/26/11§	4,000,000	4,103,800
Qwest Corp.
7.875%, 9/1/11	2,085,000	2,168,400

		6,272,200

Wireless Telecommunication Services (1.5%)
Cellco Partnership/Verizon Wireless Capital LLC
3.750%, 5/20/11	41,020,000	42,013,874

Total Telecommunication Services		48,286,074

Utilities (0.7%)
Electric Utilities (0.1%)
Appalachian Power Co.
5.550%, 4/1/11	2,300,000	2,368,568
FPL Group Capital, Inc.
1.419%, 6/17/11(l)	800,000	805,138
Nevada Power Co.
Series L 5.875%, 1/15/15	150,000	167,145

		3,340,851

Gas Utilities (0.5%)
Florida Gas Transmission Co. LLC
7.625%, 12/1/10§	5,000,000	5,101,920
NGPL Pipeco LLC
6.514%, 12/15/12§	7,850,000	7,817,006

		12,918,926

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Multi-Utilities (0.1%)
Dominion Resources, Inc.
4.750%, 12/15/10	$2,500,000	$2,543,280

Total Utilities		18,803,057

Total Corporate Bonds		926,152,450

Government Securities (59.7%)
Agency ABS (31.6%)
Federal Farm Credit Bank
0.351%, 10/7/11(l)	1,000,000	1,000,225
Federal Home Loan Bank
0.300%, 11/26/10	16,800,000	16,805,393
0.450%, 12/29/10	10,000,000	10,008,450
0.700%, 4/18/11	50,000,000	50,110,500
0.600%, 5/10/11	8,200,000	8,202,132
0.540%, 5/24/11	15,000,000	15,013,710
0.200%, 5/26/11(l)	30,000,000	29,968,380
0.250%, 5/27/11(l)	1,300,000	1,297,789
0.560%, 5/27/11	40,000,000	40,043,680
0.750%, 7/8/11	35,000,000	35,100,975
0.250%, 7/11/11(l)	2,000,000	1,998,716
0.163%, 7/15/11(l)	20,000,000	19,987,680
0.253%, 7/20/11(l)	20,000,000	19,986,780
0.252%, 8/25/11(l)	35,000,000	34,959,960
0.267%, 8/26/11(l)	4,800,000	4,796,894
0.270%, 9/9/11(l)	26,500,000	26,482,377
0.317%, 9/26/11(l)	25,000,000	24,995,750
0.311%, 11/8/11(l)	150,000,000	149,899,350
Federal Home Loan Mortgage Corp.
1.250%, 8/15/11	29,700,000	29,951,410
0.308%, 9/19/11(l)	50,000,000	49,987,300
0.317%, 9/26/11(l)	50,000,000	49,991,500
0.160%, 11/9/11(l)	50,000,000	49,866,700
0.170%, 1/13/12(l)	30,500,000	30,404,962
0.271%, 2/2/12(l)	31,702,000	31,659,393
0.310%, 2/10/12(l)	55,000,000	54,958,035
Federal National Mortgage Association
0.308%, 9/19/11(l)	40,000,000	39,989,960
4.100%, 12/17/18	35,000,000	35,558,775
Small Business Administration
Series 2008-P10A 5.902%, 2/10/18	802,933	882,255
Small Business Administration Participation Certificates
Series 2003-20I 5.130%, 9/1/23	26,014	27,870
Series 2004-20C 4.340%, 3/1/24	166,794	175,272
Series 2005-20B 4.625%, 2/1/25	186,878	198,349
Series 2008-20G 5.870%, 7/1/28	12,539,195	13,985,045
Series 2008-20H 6.020%, 8/1/28	12,117,406	13,663,799

		891,959,366

Agency CMO (0.8%)
Federal Home Loan Mortgage Corp.
5.500%, 5/15/16	113,113	113,017
4.500%, 5/15/17	46,121	47,650
5.000%, 1/15/18	81,509	83,827
0.580%, 2/15/19(l)	5,232,191	5,234,742

	Principal Amount	Value (Note 1)

0.500%, 7/15/19(l)	$2,516,923	$2,517,934
5.000%, 2/15/20	630,183	652,863
5.000%, 8/15/20	310,655	330,569
0.500%, 10/15/20(l)	2,462,547	2,463,136
5.000%, 5/15/27	542,676	542,795
6.500%, 4/15/29	38,128	42,207
0.700%, 12/15/29(l)	4,717	4,681
0.700%, 12/15/30(l)	36,498	36,545
6.500%, 7/25/43	13,296	14,427
1.621%, 10/25/44(l)	1,230,942	1,211,173
1.621%, 2/25/45(l)	1,564,361	1,511,663
Federal National Mortgage Association
2.885%, 5/25/35(l)	618,927	613,475
0.407%, 12/25/36(l)	144,848	139,611
0.547%, 10/27/37(l)	6,700,000	6,687,590
0.697%, 5/25/42(l)	101,333	95,260
5.950%, 2/25/44	145,490	148,444

		22,491,609

Municipal Bonds (0.3%)
Dallas, Texas Area Rapid Transit
6.249%, 12/1/34	700,000	731,759
New Jersey Economic Development Authority
1.480%, 6/15/13(l)	7,000,000	6,989,500
State of Texas
4.750%, 4/1/37	300,000	303,465
Tobacco Settlement Finance Authority of West Virginia
7.467%, 6/1/47	1,330,000	989,294

		9,014,018

Supranational (0.4%)
International Bank for Reconstruction & Development
0.713%, 3/4/11(l)	10,000,000	10,014,750

U.S. Government Agencies (11.3%)
Federal Home Loan Mortgage Corp.
4.125%, 7/12/10	20,000,000	20,023,840
0.204%, 2/1/11(l)	51,033,000	51,021,211
0.593%, 4/1/11(l)	58,360,000	58,428,806
0.254%, 5/4/11#(l)	126,615,000	126,709,708
0.277%, 8/5/11(l)	50,000,000	50,005,000
2.990%, 11/1/23(l)	5,895	6,125
4.879%, 3/1/35(l)	577,035	603,725
4.825%, 10/1/35(l)	246,758	262,875
5.098%, 10/1/35(l)	304,004	323,859
4.792%, 11/1/35(l)	281,991	300,409
6.632%, 7/1/36(l)	2,497,364	2,625,736
6.357%, 9/1/36(l)	1,964,436	2,061,286
6.507%, 10/1/36(l)	2,761,225	2,905,648
Federal National Mortgage Association
2.817%, 11/1/34(l)	341,503	358,216
2.614%, 1/1/35(l)	65,205	67,576
3.039%, 7/1/35(l)	344,779	358,639
5.634%, 12/1/35(l)	628,930	670,008
5.676%, 3/1/36(l)	750,441	799,454
5.722%, 3/1/36(l)	807,745	860,501
1.616%, 3/1/44(l)	657,845	654,728
1.634%, 7/1/44(l)	15,833	15,758
1.627%, 10/1/44(l)	80,409	80,028
Small Business Administration
Series P10A 4.504%, 2/1/14	30,866	32,224

		319,175,360

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

U.S. Treasuries (15.3%)
U.S. Treasury Notes 1.000%, 7/31/11	$45,100,000	$45,381,875
0.750%, 5/31/12#	150,000,000	150,433,500
2.125%, 5/31/15#	165,100,000	167,938,069
3.625%, 8/15/19	33,000,000	34,894,926
3.500%, 5/15/20	33,000,000	34,536,480

		433,184,850

Total Government Securities		1,685,839,953

Total Long-Term Debt Securities (102.9%) (Cost $2,896,582,097)		2,903,371,237

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.0%)
Commercial Banks (0.0%)
Wells Fargo & Co. 7.500%	1,100	1,024,100

Total Convertible Preferred Stocks (0.0%)		1,024,100
(Cost $1,100,000)

COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
BlackRock, Inc. (Cost $790)	4	574

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.0%)
U.S. Treasury Bills 0.09%, 7/15/10# (p)	$214,000	213,991

Time Deposit (0.2%)
JPMorgan Chase Nassau 0.000%, 7/1/10	5,990,723	5,990,723

Total Short-Term Investments (0.2%) (Cost/Amortized Cost $6,204,721)		6,204,714

Total Investments Before Options Written and Securities Sold Short (103.1%) (Cost/Amortized Cost $2,903,887,608)		2,910,600,625

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Option Written (0.0%)
10 Year U.S. Treasury Notes August 2010 @ $122.00*	(640)	(1,060,000)

		(1,060,000)

Number of Contracts		Value (Note 1)
Put Option Written (0.0%)
10 Year U.S. Treasury Notes September 2010 @ $114.00*	(640)	$(30,000)

		(30,000)

Total Options Written (0.0%)
(Premiums Received $576,800)		(1,090,000)

Total Investments Before Securities Sold Short (103.1%) (Cost/Amortized Cost $2,903,310,808)		2,909,510,625

Number of Shares		Value (Note 1)
SECURITIES SOLD SHORT:
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
Teton Advisors, Inc., Class B*† (Cost $—)	(31)	(265)

Total Securities Sold Short (0.0%) (Proceeds Received $—)		(265)

Total Investments after Options Written and Securities Sold Short (103.1%) (Cost/Amortized Cost $2,903,310,808)		2,909,510,360
Other Assets Less Liabilities (-3.1%)		(86,579,638)

Net Assets (100%)		$2,822,930,722

*	Non-income producing.
†	Securities with long positions (totaling $2,297,851 or 0.1% of net assets) at fair value by management. Securities with short positions (totaling $265 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2010, the market value of these securities amounted to $148,371,499 or 5.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $4,632,090.
(b)	Illiquid Security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2010.
(p)	Yield to maturity.

Glossary:

ABS—	Asset-Backed Security

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	1,844	September-10	$220,808,828	$225,976,438	$(5,167,610)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

At June 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Philippine Peso vs. U.S. Dollar, expiring 12/24/10	Lehman Brothers	12,100	$256,493	$270,331	$(13,838)
Singapore Dollar vs. U.S. Dollar, expiring 12/24/10	Lehman Brothers	4,577	3,273,184	3,316,912	(43,728)

					$(57,566)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Philippine Peso vs. U.S. Dollar, expiring 12/24/10	Lehman Brothers	12,100	$250,362	$256,493	$(6,131)
Singapore Dollar vs. U.S. Dollar, expiring 12/24/10	Lehman Brothers	4,577	3,209,225	3,273,184	(63,959)

					$(70,090)

					$(127,656)

Options Written:

Options written through the six months ended June 30, 2010 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding — January 1, 2010	6,171	$2,716,713
Options Written	10,211	3,186,128
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(15,102)	(5,326,041)
Options Exercised	—	—

Options Outstanding — June 30, 2010	1,280	$576,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$219,556,929	$2,297,851	$221,854,780
Non-Agency CMO	—	68,949,622	—	68,949,622
Common Stocks
Financials	574	—	—	574
Convertible Bonds
Government Securities	—	574,432	—	574,432
Convertible Preferred Stocks
Financials	1,024,100	—	—	1,024,100
Corporate Bonds
Consumer Discretionary	—	41,561,202	—	41,561,202
Consumer Staples	—	19,221,993	—	19,221,993
Energy	—	25,504,383	—	25,504,383
Financials	—	749,761,767	—	749,761,767
Health Care	—	2,909,831	—	2,909,831
Industrials	—	8,699,290	—	8,699,290
Information Technology	—	5,653,631	—	5,653,631
Materials	—	5,751,222	—	5,751,222
Telecommunication Services	—	48,286,074	—	48,286,074
Utilities	—	18,803,057	—	18,803,057
Government Securities
Agency ABS	—	891,959,366	—	891,959,366
Agency CMO	—	22,491,609	—	22,491,609
Municipal Bonds	—	9,014,018	—	9,014,018
Supranational	—	10,014,750	—	10,014,750
U.S. Government Agencies	—	319,175,360	—	319,175,360
U.S. Treasuries	—	433,184,850	—	433,184,850
Short-Term Investments	—	6,204,714	—	6,204,714

Total Assets	$1,024,674	$2,907,278,100	$2,297,851	$2,910,600,625

Liabilities:
Common Stocks
Financials	—	—	(265)	(265)
Forward Currency Contracts	—	(127,656)	—	(127,656)
Futures	(5,167,610)	—	—	(5,167,610)
Options Written
Call Options Written	(1,060,000)	—	—	(1,060,000)
Put Options Written	(30,000)	—	—	(30,000)

Total Liabilities	$(6,257,610)	$(127,656)	$(265)	$(6,385,531)

Total	$(5,232,936)	$2,907,150,444	$2,297,586	$2,904,215,094

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Asset-Backed Securities	Investments in Securities-Financials
Balance as of 12/31/09	$6,365,000	$(1,473)
Total gains or losses (realized/unrealized) included in earnings	(2,149)	1,208
Purchases, sales, issuances, and settlements (net)	2,300,000	—
Transfers into Level 3	—	—
Transfers out of Level 3	(6,365,000)	—
Balance as of 6/30/10	$2,297,851	$(265)
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$(2,149)	$1,208

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$(6,257,610)	*
Foreign exchange contracts	Payables	(127,656)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(6,385,266)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$5,381,128	$(3,777,284)	$—	$—	$1,603,844
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$5,381,128	$(3,777,284)	$—	$—	$1,603,844

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$1,055,493	$(5,669,712)	$—	$—	$(4,614,219)
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$1,055,493	$(5,669,712)	$—	$—	$(4,614,219)

The Portfolio held futures, forwards and written options contracts with an average notional balance of approximately $142,965,000, $14,343,000 and $1,438,100 respectively, during the six months ended June 30, 2010.

^ This Portfolio held forward foreign currency and written options to gain an economic hedge against changes in the values of securities held in the Portfolio, that do not qualify for hedge accounting under ASC 815. The Portfolio also held those contracts and futures contracts to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities and short positions	$1,749,451,733
Long-term U.S. Treasury securities	1,079,796,839

$2,829,248,572

Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities and short positions	$1,349,842,046
Long-term U.S. Treasury securities	731,958,357

$2,081,800,403

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,801,030
Aggregate gross unrealized depreciation	(15,458,544)

Net unrealized appreciation	$342,486

Federal income tax cost of investments	$2,910,258,139

The Portfolio had a net capital loss carryforward of $259,362,578 of which $4,546,511 expires in the year 2013, $7,880,586 expires in the year 2015, $131,902,909 expires in the year 2016 and $115,032,572 expires in the year 2017.

Included in the capital loss carryforward amounts are $144,330,006 of losses acquired from EQ/Short Duration Bond as a result of a tax free reorganization that occurred during the year 2009. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $2,903,887,608)	$2,910,600,625
Cash held as collateral at broker	15,301
Foreign cash (Cost $61,861)	55,473
Receivable for securities sold	42,139,012
Dividends, interest and other receivables	8,687,379
Receivable from Separate Accounts for Trust shares sold	3,166,500
Other assets	69,537

Total assets	2,964,733,827

LIABILITIES
Overdraft payable	318,299
Payable for securities purchased	135,730,040
Payable to Separate Accounts for Trust shares redeemed	1,847,322
Investment management fees payable	1,420,737
Options written, at value (Premiums received $576,800)	1,090,000
Distribution fees payable - Class IB	350,047
Administrative fees payable	237,889
Unrealized depreciation on foreign currency contracts	127,656
Variation margin payable on futures contracts	28,812
Trustees’ fees payable	1,707
Securities sold short (Proceeds received $—)	265
Accrued expenses	650,331

Total liabilities	141,803,105

NET ASSETS	$2,822,930,722

Net assets were comprised of:
Paid in capital	$3,079,516,331
Accumulated undistributed net investment income (loss)	5,043,918
Accumulated undistributed net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	(262,527,426)
Unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	897,899

Net assets	$2,822,930,722

Class IA
Net asset value, offering and redemption price per share, $1,122,778,077 / 112,918,230 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.94

Class IB
Net asset value, offering and redemption price per share, $1,700,152,645 / 171,028,447 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.94

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Interest	$16,037,322
Dividends	41,250
Securities lending (net)	20,375

Total income	16,098,947

EXPENSES
Investment management fees	6,678,901
Distribution fees - Class IB	2,092,231
Administrative fees	1,480,881
Recoupment fees	699,359
Printing and mailing expenses	166,714
Custodian fees	50,497
Professional fees	38,045
Trustees’ fees	33,687
Miscellaneous	59,024

Total expenses	11,299,339

NET INVESTMENT INCOME (LOSS)	4,799,608

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	5,481,122
Futures	(3,777,284)
Foreign currency transactions	(67)
Options written	5,381,128
Securities sold short	(1,058,701)

Net realized gain (loss)	6,026,198

Change in unrealized appreciation (depreciation) on:
Securities	4,648,644
Futures	(5,669,712)
Foreign currency translations	(9,493)
Options written	1,055,493
Securities sold short	(179,883)

Net change in unrealized appreciation (depreciation)	(154,951)

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,871,247

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,670,855

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,799,608	$21,118,591
Net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	6,026,198	158,358,095
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	(154,951)	(580,691)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	10,670,855	178,895,995

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	—	(13,724,474)
Class IB	—	(15,713,523)

	—	(29,437,997)

Distributions from net realized capital gains
Class IA	—	(2,924,595)
Class IB	—	(3,422,518)

	—	(6,347,113)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(35,785,110)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [7,273,193 and 15,815,090 shares, respectively]	72,416,269	153,684,039
Capital shares issued in connection with merger (Note 8) [0 and 1,639,735 shares, respectively]	—	16,322,751
Capital shares issued in reinvestment of dividends and distributions [0 and 1,681,897 shares, respectively]	—	16,649,069
Capital shares repurchased [(11,185,054) and (4,981,983) shares, respectively]	(111,144,003)	(49,220,072)

Total Class IA transactions	(38,727,734)	137,435,787

Class IB
Capital shares sold [27,320,171 and 58,703,243 shares, respectively]	271,947,800	574,366,470
Capital shares issued in connection with merger (Note 8) [0 and 36,702,282 shares, respectively]	—	365,091,110
Capital shares issued in reinvestment of dividends and distributions [0 and 1,931,486 shares, respectively]	—	19,136,041
Capital shares repurchased [(25,161,000) and (49,163,928) shares, respectively]	(250,310,817)	(482,734,310)

Total Class IB transactions	21,636,983	475,859,311

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(17,090,751)	613,295,098

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,419,896)	756,405,983
NET ASSETS:
Beginning of period	2,829,350,618	2,072,944,635

End of period (a)	$2,822,930,722	$2,829,350,618

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,043,918	$244,310

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (ii)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,		March 30, 2007* to December 31, 2007
Class IA		2009	2008
Net asset value, beginning of period	$9.90	$9.28	$10.53	$10.06

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.10 (e)	0.34 (e)	0.34 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.02	0.67	(0.71)	0.51

Total from investment operations	0.04	0.77	(0.37)	0.85

Less distributions:
Dividends from net investment income	—	(0.12)	(0.31)	(0.29)
Distributions from net realized gains	—	(0.03)	(0.57)	(0.09)

Total dividends and distributions	—	(0.15)	(0.88)	(0.38)

Net asset value, end of period	$9.94	$9.90	$9.28	$10.53

Total return (b)	0.40%	8.25%	(3.74)%	8.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,122,778	$1,156,322	$952,328	$705,347
Ratio of expenses to average net assets:
After waivers (a)	0.64%	0.65%	0.66%	0.65%
Before waivers (a)	0.64%	0.65%	0.68%	0.69%
Ratio of net investment income to average net assets:
After waivers (a)	0.48%	1.01%	3.20%	4.45%
Before waivers (a)	0.48%	1.01%	3.18%	4.40%
Portfolio turnover rate	82%	246%	1,056%	1,088%

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009	2008	2007		2006	2005
Net asset value, beginning of period	$9.91	$9.28	$10.54	$9.76		$10.14	$10.31

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.07 (e)	0.31 (e)	0.43	(e)	0.43 (e)	0.34 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.02	0.68	(0.71)	0.70		(0.41)	(0.26)

Total from investment operations	0.03	0.75	(0.40)	1.13		0.02	0.08

Less distributions:
Dividends from net investment income	—	(0.09)	(0.29)	(0.26)		(0.35)	(0.22)
Distributions from net realized gains	—	(0.03)	(0.57)	(0.09)		(0.05)	(0.03)

Total dividends and distributions	—	(0.12)	(0.86)	(0.35)		(0.40)	(0.25)

Net asset value, end of period	$9.94	$9.91	$9.28	$10.54		$9.76	$10.14

Total return (b)	0.30%	8.09%	(4.07)%	11.43%		0.44%	0.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,700,153	$1,673,028	$1,120,616	$584,940		$375,504	$217,873
Ratio of expenses to average net assets:
After waivers (a)	0.89%	0.90%	0.91%	0.90%		0.70%	0.65%
Before waivers (a)	0.89%	0.90%	0.93%	0.94	%(c)	0.95%	0.96%
Ratio of net investment income to average net assets:
After waivers (a)	0.23%	0.75%	2.91%	4.27%		4.20%	3.31%
Before waivers (a)	0.23%	0.75%	2.89%	4.21%		3.95%	3.00%
Portfolio turnover rate	82%	246%	1,056%	1,088%		1,040%	1,249%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (ii)

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(ii)	On September 11, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Short Duration Bond Portfolio and AXA Rosenberg Value Long/Short Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the EQ/PIMCO Ultra Short Bond Portfolio.

See Notes to Financial Statements.

EQ/QUALITY BOND PLUS PORTFOLIO (Unaudited)

Distribution of Assets by Sector As of 6/30/2010	% of Net Assets
Government Securities	66.8%
Corporate Bonds	25.8
Asset-Backed and Mortgage-Backed Securities	5.7
Preferred Stocks	0.0	#
Equities & Warrants	0.0	#
Cash and Other	1.7

Total	100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$1,053.20	$2.95
Hypothetical (5% average return before expenses)	1,000.00	1,021.92	2.91
Class IB
Actual	1,000.00	1,051.20	4.22
Hypothetical (5% average return before expenses)	1,000.00	1,020.68	4.16

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.58% and 0.83%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (5.7%)
Asset-Backed Securities (0.6%)
AEP Texas Central Transition Funding LLC,
Series 2002-1 A5 6.250%, 1/15/17	$175,000	$205,557
Bayview Financial Acquisition Trust,
Series 2005-D AF2 5.402%, 12/28/35 (l)	488,313	480,130
BMW Vehicle Owner Trust,
Series 2010-A A3 1.390%, 4/25/14	200,000	201,055
Capital One Multi-Asset Execution Trust,
Series 2005-A7 A7 4.700%, 6/15/15	500,000	535,159
Series 2007-A7 A7 5.750%, 7/15/20	125,000	146,401
Chase Issuance Trust,
Series 2007-A1 A1 0.370%, 3/15/13 (l)	3,834,000	3,831,290
Series 2007-A17 A 5.120%, 10/15/14	1,750,000	1,899,757
Citibank Credit Card Issuance Trust,
Series 2003-A10 A10 4.750%, 12/10/15	200,000	219,407
Series 2003-A7 A7 4.150%, 7/7/17	300,000	323,761
Series 2004-A8 A8 4.900%, 12/12/16	700,000	778,387
Series 2005-A4 A4 4.400%, 6/20/14	600,000	636,339
Series 2006-A3 A3 5.300%, 3/15/18	1,000,000	1,143,129
Series 2007-A8 A8 5.650%, 9/20/19	125,000	146,857
Series 2009-A4 A4 4.900%, 6/23/16	250,000	277,007
CitiFinancial Mortgage Securities, Inc.,
Series 2003-1 AFPT 3.360%, 1/25/33 (e)	398,545	343,086
DB Master Finance LLC,
Series 2006-1 A2 5.779%, 6/20/31§	600,000	579,750
Discover Card Master Trust,
Series 2009-A1 A1 1.650%, 12/15/14 (l)	1,240,000	1,260,740
Series 2009-A2 A 1.650%, 2/17/15 (l)	1,065,000	1,084,102
Series 2010-A1 A1 1.000%, 9/15/15 (l)	1,113,000	1,117,956
Entergy Texas Restoration Funding LLC,
Series 2009-A A1 2.120%, 2/1/16	100,000	101,843
Ford Credit Auto Owner Trust,
Series 2007-B A4A 5.240%, 7/15/12	100,000	103,540
Series 2008-A A4 4.370%, 10/15/12	250,000	259,281
MBNA Credit Card Master Note Trust,
Series 2005-A9 A9 0.390%, 4/15/13 (l)	4,185,000	4,182,547

	Principal Amount	Value (Note 1)

Series 2006-A2 A2 0.410%, 6/15/15 (l)	$1,025,000	$1,016,792
Option One Mortgage Loan Trust,
Series 2006-3 M1 0.577%, 2/25/37 (l)	2,915,000	28,666
PG&E Energy Recovery Funding LLC,
Series 2005-1 A5 4.470%, 12/25/14	200,000	214,222
PSE&G Transition Funding LLC,
Series 2001-1 A6 6.610%, 6/15/15	250,000	276,187
Residential Asset Securities Corp.,
Series 2003-KS3 A2 0.947%, 5/25/33 (l)	174,403	104,107

		21,497,055

Non-Agency CMO (5.1%)
Banc of America Commercial Mortgage, Inc.,
Series 2004-6 A3 4.512%, 12/10/42	2,000,000	2,040,202
Series 2006-5 A4 5.414%, 9/10/47	2,815,000	2,830,306
Series 2006-6 A2 5.309%, 10/10/45	1,000,000	1,016,807
Series 2006-6 A4 5.356%, 10/10/45	520,000	528,645
Series 2007-1 A4 5.451%, 1/15/49	2,945,000	2,927,050
Series 2007-2 A4 5.867%, 4/10/49 (l)	2,150,000	2,086,719
Series 2007-3 A4 5.837%, 6/10/49 (l)	1,200,000	1,181,143
Series 2007-4 A4 5.935%, 2/10/51 (l)	1,041,000	1,062,093
Bear Stearns Alt-A Trust,
Series 2006-1 22A1 5.090%, 2/25/36 (l)	1,952,853	1,220,662
Series 2006-3 22A1 5.638%, 5/25/36 (l)	827,414	394,450
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2004-T16 A6 4.750%, 2/13/46 (l)	1,250,000	1,277,713
Series 2005-PWR7 A2 4.945%, 2/11/41	888,385	909,026
Series 2005-PWR7 A3 5.116%, 2/11/41 (l)	2,535,000	2,725,586
Series 2005-PWR8 A4 4.674%, 6/11/41	1,507,000	1,553,224
Series 2006-PW11 A4 5.624%, 3/11/39 (l)	2,030,000	2,156,833
Series 2006-PW12 A4 5.907%, 9/11/38 (l)	1,240,000	1,328,460
Series 2007-PW16 A4 5.907%, 6/11/40 (l)	400,000	407,026
Citigroup Commercial Mortgage Trust, Inc.,
Series 2006-C5 A4 5.431%, 10/15/49	1,337,000	1,345,177
Series 2007-C6 A4 5.888%, 12/10/49 (l)	750,000	757,741

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4 5.135%, 5/25/35 (l)	$1,451,144	$1,268,256
Series 2006-AR1 3A1 5.500%, 3/25/36 (l)	2,438,591	1,617,816
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5 A4 4.982%, 5/10/43 (l)	750,000	783,146
Series 2006-C8 A4 5.306%, 12/10/46	510,000	504,042
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4 A3 5.467%, 9/15/39	4,520,000	4,565,527
CS First Boston Mortgage Securities Corp.,
Series 2001-CK6 A3 6.387%, 8/15/36	439,409	455,953
Series 2002-CKN2 A3 6.133%, 4/15/37	1,000,400	1,052,134
Series 2004-C1 A4 4.750%, 1/15/37 (l)	985,000	1,009,090
Series 2004-C2 A1 3.819%, 5/15/36	279,205	281,586
GE Capital Commercial Mortgage Corp.,
Series 2004-C3 A3 4.865%, 7/10/39 (l)	521,000	528,673
Series 2007-C1 A4 5.543%, 12/10/49	830,000	788,132
GMAC Commercial Mortgage Securities, Inc.,
Series 2004-C3 A5 4.864%, 12/10/41	2,650,000	2,684,744
Greenwich Capital Commercial Funding Corp.,
Series 2003-C1 A4 4.111%, 7/5/35	1,915,000	1,978,477
Series 2005-GG3 A4 4.799%, 8/10/42 (l)	1,125,000	1,168,483
Series 2005-GG5 A41 5.243%, 4/10/37 (l)	1,071,500	1,109,869
Series 2007-GG9 A2 5.381%, 3/10/39	5,184,530	5,290,870
Series 2007-GG9 A4 5.444%, 3/10/39	6,025,000	6,035,888
GS Mortgage Securities Corp. II,
Series 2004-GG2 A6 5.396%, 8/10/38 (l)	2,000,000	2,107,419
Series 2006-GG6 A4 5.553%, 4/10/38 (l)	5,845,000	5,933,311
Series 2006-GG8 A2 5.479%, 11/10/39	500,000	509,648
Indymac Index Mortgage Loan Trust,
Series 2006-AR7 4A1 5.724%, 5/25/36 (l)	1,119,335	680,149
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-C1 A3 5.857%, 10/12/35	1,242,827	1,283,170
Series 2003-CB7 A4 4.879%, 1/12/38 (l)	1,250,000	1,312,866
Series 2005-CB11 A3 5.197%, 8/12/37	1,025,000	1,055,348
Series 2005-CB11 A4 5.335%, 8/12/37 (l)	5,590,000	5,933,735
Series 2005-LDP1 A3 4.865%, 3/15/46	625,000	639,869

	Principal Amount	Value (Note 1)

Series 2005-LDP1 A4 5.038%, 3/15/46 (l)	$6,301,517	$6,611,052
Series 2006-CB14 A4 5.481%, 12/12/44 (l)	3,790,000	3,945,410
Series 2006-CB15 A4 5.814%, 6/12/43 (l)	2,640,000	2,752,585
Series 2006-CB16 A4 5.552%, 5/12/45	1,039,000	1,067,508
Series 2007-CB18 A4 5.440%, 6/12/47	5,730,000	5,722,590
Series 2007-LD11 A4 5.983%, 6/15/49 (l)	5,755,000	5,645,857
Series 2007-LDPX A3 5.420%, 1/15/49	2,580,000	2,525,509
LB-UBS Commercial Mortgage Trust,
Series 2003-C3 A4 4.166%, 5/15/32	2,810,000	2,907,645
Series 2004-C2 A4 4.367%, 3/15/36	2,115,000	2,163,408
Series 2004-C4 A4 5.437%, 6/15/29 (l)	2,985,000	3,151,708
Series 2004-C8 A4 4.510%, 12/15/29	800,000	815,902
Series 2005-C1 A4 4.742%, 2/15/30	5,280,000	5,416,006
Series 2005-C7 A4 5.197%, 11/15/30 (l)	400,000	421,227
Series 2006-C7 A3 5.347%, 11/15/38	1,985,000	2,000,974
Series 2007-C1 A4 5.424%, 2/15/40	3,785,000	3,767,609
Series 2007-C6 A4 5.858%, 7/15/40 (l)	500,000	491,924
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A8 A1C1 5.250%, 8/25/36 (l)	905,412	814,290
Merrill Lynch Mortgage Trust,
Series 2004-KEY2 A4 4.864%, 8/12/39 (l)	2,000,000	2,058,151
Series 2005-CKI1 A6 5.405%, 11/12/37 (l)	1,775,000	1,899,940
Series 2007-C1 A4 6.020%, 6/12/50 (l)	950,000	958,915
Series 2008-C1 A3 5.710%, 2/12/51	500,000	508,614
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-2 A4 6.104%, 6/12/46 (l)	805,000	856,362
Series 2006-3 A4 5.414%, 7/12/46 (l)	6,255,000	6,271,930
Series 2007-5 A4 5.378%, 8/12/48	2,300,000	2,136,779
Morgan Stanley Capital I, Inc.,
Series 2005-T17 A5 4.780%, 12/13/41	5,000,000	5,191,410
Series 2006-IQ12 A4 5.332%, 12/15/43	1,816,000	1,839,347
Series 2007-HQ12 A5 5.812%, 4/12/49 (l)	825,000	768,128
Series 2007-HQ13 A3 5.569%, 12/15/44	1,437,500	1,356,568

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Series 2007-IQ13 A4 5.364%, 3/15/44	$2,940,000	$2,824,762
Series 2007-T25 A3 5.514%, 11/12/49 (l)	975,000	1,046,880
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27 A3 5.765%, 7/15/45 (l)	8,786,372	9,303,760
Series 2007-C31 A2 5.421%, 4/15/47	1,500,000	1,533,102
Series 2007-C33 A4 6.099%, 2/15/51 (l)	400,000	393,763
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA1 A1A
1.121%, 2/25/47 (l)	2,083,442	1,162,265

		168,658,944

Total Asset-Backed and Mortgage-Backed Securities		190,155,999

Corporate Bonds (25.8%)
Consumer Discretionary (2.5%)
Auto Components (0.0%)
Goodyear Tire & Rubber Co.
9.000%, 7/1/15	900,000	924,750
Johnson Controls, Inc.
5.000%, 3/30/20	100,000	105,104

		1,029,854

Automobiles (0.2%)
Daimler Finance N.A. LLC
7.750%, 1/18/11	1,139,000	1,176,760
7.300%, 1/15/12	672,000	724,356
6.500%, 11/15/13	800,000	895,390
Volvo Treasury AB
5.950%, 4/1/15§	2,199,000	2,298,654

		5,095,160

Hotels, Restaurants & Leisure (0.3%)
International Game Technology
7.500%, 6/15/19	75,000	87,091
Marriott International, Inc.
5.625%, 2/15/13	3,418,000	3,641,496
McDonald’s Corp.
4.300%, 3/1/13	300,000	322,290
5.350%, 3/1/18	350,000	400,851
6.300%, 10/15/37	250,000	303,192
Sheraton Holding Corp.
7.375%, 11/15/15	1,139,000	1,201,645
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12	1,189,000	1,278,175
6.250%, 2/15/13	1,450,000	1,504,375
Wyndham Worldwide Corp.
6.000%, 12/1/16	1,605,000	1,557,123
Yum! Brands, Inc.
6.875%, 11/15/37	500,000	573,988

		10,870,226

Household Durables (0.3%)
Fortune Brands, Inc.
3.000%, 6/1/12	2,250,000	2,277,106
4.875%, 12/1/13	642,000	680,442
6.375%, 6/15/14	1,000,000	1,113,089

	Principal Amount	Value (Note 1)

MDC Holdings, Inc.
5.500%, 5/15/13	$1,650,000	$1,710,157
Mohawk Industries, Inc.
6.875%, 1/15/16	1,440,000	1,465,200
Toll Brothers Finance Corp.
6.750%, 11/1/19	200,000	196,058
Whirlpool Corp.
8.000%, 5/1/12	115,000	125,806
5.500%, 3/1/13	300,000	321,315
8.600%, 5/1/14	280,000	330,122

		8,219,295

Leisure Equipment & Products (0.0%)
Hasbro, Inc.
6.350%, 3/15/40	65,000	66,219

Media (1.4%)
BSKYB Finance UK plc
5.625%, 10/15/15§	1,175,000	1,310,119
CBS Corp.
5.625%, 8/15/12	300,000	317,848
8.875%, 5/15/19	2,165,000	2,723,825
CCO Holdings LLC/CCO Holdings Capital Corp.
7.875%, 4/30/18§	352,000	353,760
8.125%, 4/30/20§	116,000	118,610
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	274,000	317,283
9.455%, 11/15/22	870,000	1,200,130
Comcast Corp.
5.500%, 3/15/11	1,285,000	1,323,547
5.300%, 1/15/14	500,000	548,816
5.900%, 3/15/16	600,000	676,168
6.500%, 1/15/17	600,000	687,503
5.700%, 7/1/19	200,000	219,858
6.500%, 11/15/35	500,000	543,752
6.450%, 3/15/37	500,000	540,650
6.950%, 8/15/37	600,000	682,516
6.550%, 7/1/39	200,000	218,716
COX Communications, Inc.
7.125%, 10/1/12	300,000	333,334
5.450%, 12/15/14	500,000	551,890
CSC Holdings LLC
8.500%, 4/15/14	890,000	927,825
DIRECTV Holdings LLC
3.550%, 3/15/15	190,000	191,261
5.200%, 3/15/20	200,000	208,443
6.350%, 3/15/40	60,000	64,249
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	1,370,000	1,450,928
7.625%, 5/15/16	471,000	511,624
Grupo Televisa S.A.
6.625%, 3/18/25	500,000	529,479
Historic TW, Inc.
9.125%, 1/15/13	500,000	581,926
Interpublic Group of Cos., Inc.
6.250%, 11/15/14	989,000	993,945
News America Holdings, Inc.
9.250%, 2/1/13	1,080,000	1,271,701
News America, Inc.
5.300%, 12/15/14	100,000	111,117
6.900%, 3/1/19	500,000	592,269
6.550%, 3/15/33	695,000	745,225

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

6.400%, 12/15/35	$1,000,000	$1,088,338
6.150%, 3/1/37	200,000	208,586
6.650%, 11/15/37	300,000	336,692
Omnicom Group, Inc.
6.250%, 7/15/19	250,000	284,540
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	420,000	534,691
Thomson Reuters Corp.
6.500%, 7/15/18	300,000	354,366
4.700%, 10/15/19	100,000	105,827
Time Warner Cable, Inc.
5.400%, 7/2/12	500,000	534,087
6.200%, 7/1/13	300,000	335,532
7.500%, 4/1/14	1,320,000	1,533,703
3.500%, 2/1/15	250,000	255,565
5.850%, 5/1/17	500,000	548,976
8.250%, 4/1/19	500,000	614,901
5.000%, 2/1/20	185,000	189,189
6.550%, 5/1/37	300,000	323,348
7.300%, 7/1/38	500,000	580,501
6.750%, 6/15/39	250,000	276,181
Time Warner Entertainment Co. LP
8.375%, 3/15/23	1,250,000	1,602,637
Time Warner, Inc.
6.875%, 5/1/12	500,000	544,722
5.875%, 11/15/16	300,000	338,192
7.625%, 4/15/31	2,155,000	2,592,409
7.700%, 5/1/32	750,000	904,525
6.500%, 11/15/36	1,000,000	1,087,565
Turner Broadcasting System, Inc.
8.375%, 7/1/13	1,160,000	1,355,718
Univision Communications, Inc.
12.000%, 7/1/14§	197,000	211,282
Viacom, Inc.
4.375%, 9/15/14	250,000	265,717
5.625%, 9/15/19	2,440,000	2,672,886
6.875%, 4/30/36	300,000	339,620
Walt Disney Co.
4.500%, 12/15/13	500,000	550,681
6.000%, 7/17/17	500,000	586,979
5.500%, 3/15/19	1,110,000	1,279,303
WPP Finance UK Corp.
5.875%, 6/15/14	2,445,000	2,652,791
8.000%, 9/15/14	1,907,000	2,235,879

		48,174,246

Multiline Retail (0.2%)
JC Penney Co., Inc.
5.650%, 6/1/20	2,135,000	2,086,962
Kohl’s Corp.
6.250%, 12/15/17	300,000	349,434
Nordstrom, Inc.
6.750%, 6/1/14	60,000	69,724
6.250%, 1/15/18	400,000	455,297
4.750%, 5/1/20	70,000	72,497
Target Corp.
5.125%, 1/15/13	600,000	654,633
6.000%, 1/15/18	300,000	354,458
6.500%, 10/15/37	200,000	241,120
7.000%, 1/15/38	600,000	766,471

		5,050,596

	Principal Amount	Value (Note 1)

Specialty Retail (0.1%)
AutoZone, Inc.
5.750%, 1/15/15	$250,000	$277,322
Home Depot, Inc.
5.400%, 3/1/16	800,000	890,410
5.875%, 12/16/36	250,000	256,275
Lowe’s Cos., Inc.
5.600%, 9/15/12	300,000	328,681
4.625%, 4/15/20	200,000	214,575
5.500%, 10/15/35	300,000	317,227
6.650%, 9/15/37	150,000	180,707
5.800%, 4/15/40	85,000	94,054
Staples, Inc.
9.750%, 1/15/14	500,000	613,339
TJX Cos., Inc.
6.950%, 4/15/19	145,000	180,025

		3,352,615

Total Consumer Discretionary		81,858,211

Consumer Staples (1.7%)
Beverages (0.4%)
Anheuser-Busch Cos., Inc.
4.950%, 1/15/14	300,000	323,874
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	400,000	410,619
4.125%, 1/15/15	325,000	340,218
5.375%, 1/15/20	900,000	969,834
6.375%, 1/15/40	300,000	342,921
Bottling Group LLC
6.950%, 3/15/14	500,000	590,095
5.125%, 1/15/19	500,000	555,543
Coca-Cola Co.
5.350%, 11/15/17	1,875,000	2,144,242
4.875%, 3/15/19	250,000	276,941
Coca-Cola Enterprises, Inc.
8.500%, 2/1/12	300,000	333,767
7.375%, 3/3/14	500,000	595,981
8.500%, 2/1/22	500,000	689,817
Diageo Capital plc
7.375%, 1/15/14	1,780,000	2,088,668
5.750%, 10/23/17	300,000	339,281
Diageo Finance B.V.
5.500%, 4/1/13	600,000	659,617
3.250%, 1/15/15	100,000	102,856
Dr. Pepper Snapple Group, Inc.
6.820%, 5/1/18	500,000	596,331
PepsiCo, Inc.
3.100%, 1/15/15	250,000	260,297
5.000%, 6/1/18	300,000	332,343
7.900%, 11/1/18	600,000	775,775
4.500%, 1/15/20	250,000	266,532
5.500%, 1/15/40	100,000	109,553

		13,105,105

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.
5.500%, 3/15/17	300,000	345,302
CVS Caremark Corp.
3.250%, 5/18/15	150,000	152,363
6.125%, 8/15/16	500,000	571,947
5.750%, 6/1/17	300,000	333,745

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

6.600%, 3/15/19	$1,370,000	$1,594,242
4.750%, 5/18/20	150,000	153,554
6.250%, 6/1/27	200,000	218,211
Delhaize America, Inc.
9.000%, 4/15/31	100,000	136,677
Delhaize Group S.A.
5.875%, 2/1/14	605,000	675,207
Kroger Co.
5.000%, 4/15/13	300,000	321,104
7.500%, 1/15/14	500,000	584,332
3.900%, 10/1/15	200,000	210,975
6.800%, 12/15/18	609,000	717,698
6.150%, 1/15/20	500,000	577,587
Safeway, Inc.
6.350%, 8/15/17	300,000	346,253
5.000%, 8/15/19	500,000	536,649
Sysco Corp.
5.250%, 2/12/18	200,000	223,811
6.625%, 3/17/39	200,000	254,306
Walgreen Co.
4.875%, 8/1/13	300,000	329,907
Wal-Mart Stores, Inc.
4.550%, 5/1/13	600,000	652,610
5.800%, 2/15/18	500,000	588,987
7.550%, 2/15/30	500,000	663,425
6.500%, 8/15/37	1,050,000	1,271,634
6.200%, 4/15/38	150,000	175,595

		11,636,121

Food Products (0.5%)
Archer-Daniels-Midland Co.
5.375%, 9/15/35	500,000	525,178
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	1,210,000	1,298,805
5.100%, 7/15/15	705,000	738,263
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	1,705,000	1,855,840
Campbell Soup Co.
6.750%, 2/15/11	1,130,000	1,172,560
3.375%, 8/15/14	200,000	211,847
4.500%, 2/15/19	200,000	217,852
ConAgra Foods, Inc.
6.750%, 9/15/11	300,000	318,783
8.250%, 9/15/30	100,000	128,770
General Mills, Inc.
5.650%, 2/15/19	500,000	568,139
5.400%, 6/15/40	65,000	69,115
H.J. Heinz Co.
5.350%, 7/15/13	500,000	549,518
Kellogg Co.
4.250%, 3/6/13	300,000	321,529
4.450%, 5/30/16	750,000	819,344
Kraft Foods, Inc.
6.250%, 6/1/12	3,335,000	3,635,087
5.250%, 10/1/13	1,965,000	2,151,616
4.125%, 2/9/16	150,000	158,321
6.125%, 2/1/18	800,000	907,918
5.375%, 2/10/20	300,000	321,465
6.875%, 2/1/38	300,000	348,692
6.500%, 2/9/40	500,000	559,165
Ralcorp Holdings, Inc.
6.625%, 8/15/39	200,000	218,261

	Principal Amount	Value (Note 1)

Sara Lee Corp.
6.125%, 11/1/32	$100,000	$107,164

		17,203,232

Household Products (0.2%)
Clorox Co.
5.000%, 3/1/13	1,000,000	1,087,181
3.550%, 11/1/15	100,000	105,528
Colgate-Palmolive Co.
3.150%, 8/5/15	60,000	62,887
Kimberly-Clark Corp.
6.125%, 8/1/17	300,000	355,086
6.625%, 8/1/37	300,000	381,383
Procter & Gamble Co.
4.850%, 12/15/15	300,000	339,448
4.700%, 2/15/19	2,051,000	2,247,465
5.550%, 3/5/37	500,000	565,013

		5,143,991

Personal Products (0.1%)
Avon Products, Inc.
6.500%, 3/1/19	1,905,000	2,265,676

Tobacco (0.2%)
Altria Group, Inc.
9.700%, 11/10/18	1,775,000	2,247,825
9.250%, 8/6/19	1,000,000	1,248,106
9.950%, 11/10/38	350,000	459,817
Lorillard Tobacco Co.
8.125%, 6/23/19	155,000	171,903
6.875%, 5/1/20	150,000	152,375
Philip Morris International, Inc.
4.875%, 5/16/13	500,000	540,764
5.650%, 5/16/18	300,000	328,177
6.375%, 5/16/38	350,000	410,714
Reynolds American, Inc.
7.250%, 6/1/13	300,000	330,034
7.625%, 6/1/16	755,000	856,267

		6,745,982

Total Consumer Staples		56,100,107

Energy (2.4%)
Energy Equipment & Services (0.2%)
Baker Hughes, Inc.
6.500%, 11/15/13	1,010,000	1,153,809
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	65,000	67,369
Halliburton Co.
6.150%, 9/15/19	250,000	273,852
6.700%, 9/15/38	100,000	109,307
7.450%, 9/15/39	150,000	178,130
Rowan Cos., Inc.
7.875%, 8/1/19	130,000	143,219
Transocean, Inc.
6.000%, 3/15/18	100,000	92,035
6.800%, 3/15/38	250,000	225,290
Weatherford International Ltd.
5.150%, 3/15/13	520,000	544,755
6.000%, 3/15/18	300,000	308,664
9.625%, 3/1/19	1,825,000	2,197,649
7.000%, 3/15/38	500,000	473,149

		5,767,228

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Oil, Gas & Consumable Fuels (2.2%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	$2,971,000	$2,557,131
6.450%, 9/15/36	1,470,000	1,169,354
Apache Corp.
5.250%, 4/15/13	832,000	908,751
6.000%, 1/15/37	300,000	331,552
Buckeye Partners LP
5.500%, 8/15/19	150,000	155,425
Canadian Natural Resources Ltd.
5.150%, 2/1/13	435,000	468,941
5.700%, 5/15/17	500,000	559,642
6.250%, 3/15/38	300,000	327,965
Cenovus Energy, Inc.
4.500%, 9/15/14§	500,000	534,094
5.700%, 10/15/19§	300,000	327,673
6.750%, 11/15/39§	400,000	459,243
Chevron Corp.
4.950%, 3/3/19	500,000	549,807
Conoco Funding Co.
6.350%, 10/15/11	1,300,000	1,386,722
Conoco, Inc.
6.950%, 4/15/29	750,000	920,431
ConocoPhillips
6.000%, 1/15/20	500,000	585,906
5.900%, 5/15/38	100,000	112,467
6.500%, 2/1/39	625,000	754,762
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	600,000	696,957
Devon Financing Corp. ULC
7.875%, 9/30/31	600,000	762,066
Ecopetrol S.A.
7.625%, 7/23/19	779,000	882,218
Enbridge Energy Partners LP
5.200%, 3/15/20	30,000	30,912
Series B
7.500%, 4/15/38	500,000	586,731
EnCana Corp.
5.900%, 12/1/17	100,000	112,386
6.500%, 5/15/19	625,000	718,258
6.625%, 8/15/37	100,000	111,729
6.500%, 2/1/38	500,000	555,695
Energy Transfer Partners LP
6.700%, 7/1/18	1,278,000	1,374,325
9.700%, 3/15/19	500,000	604,128
7.500%, 7/1/38	2,752,000	2,813,890
Enterprise Products Operating LLC
9.750%, 1/31/14	500,000	603,246
5.200%, 9/1/20	200,000	205,402
Series L
6.300%, 9/15/17	500,000	559,312
EOG Resources, Inc.
6.875%, 10/1/18	100,000	121,540
5.625%, 6/1/19	125,000	140,552
Gaz Capital S.A. for Gazprom OAO
6.212%, 11/22/16	5,345,000	5,385,622
Hess Corp.
8.125%, 2/15/19	923,000	1,150,571
7.875%, 10/1/29	895,000	1,101,308
Husky Energy, Inc.
5.900%, 6/15/14	105,000	116,879
7.250%, 12/15/19	65,000	78,552

	Principal Amount	Value (Note 1)

KazMunaiGaz Finance Sub BV
7.000%, 5/5/20§	$1,491,000	$1,496,666
Kinder Morgan Energy Partners LP
5.950%, 2/15/18	300,000	324,011
9.000%, 2/1/19	1,000,000	1,244,724
6.850%, 2/15/20	30,000	34,143
5.800%, 3/15/35	300,000	283,094
Magellan Midstream Partners LP
6.550%, 7/15/19	125,000	140,381
Marathon Oil Corp.
5.900%, 3/15/18	252,000	278,119
7.500%, 2/15/19	1,270,000	1,522,874
6.600%, 10/1/37	100,000	109,273
Nabors Industries, Inc.
9.250%, 1/15/19	2,520,000	3,098,204
Nexen, Inc.
6.200%, 7/30/19	80,000	89,822
6.400%, 5/15/37	300,000	312,845
7.500%, 7/30/39	145,000	169,931
Noble Energy, Inc.
8.250%, 3/1/19	1,873,000	2,266,808
Occidental Petroleum Corp.
7.000%, 11/1/13	500,000	584,325
4.125%, 6/1/16	250,000	269,047
ONEOK Partners LP
8.625%, 3/1/19	500,000	615,973
Pemex Project Funding Master Trust
5.750%, 3/1/18	1,000,000	1,047,586
6.625%, 6/15/35	300,000	308,567
Petrobras International Finance Co.
6.125%, 10/6/16	500,000	530,793
5.875%, 3/1/18	300,000	308,755
7.875%, 3/15/19	300,000	343,247
5.750%, 1/20/20	4,940,000	4,974,817
Petro-Canada, Inc.
9.250%, 10/15/21	300,000	402,539
6.800%, 5/15/38	500,000	573,662
Petroleos Mexicanos
6.000%, 3/5/20§	120,000	126,000
Petronas Capital Ltd.
5.250%, 8/12/19§	2,555,000	2,686,353
Plains All American Pipeline LP
6.500%, 5/1/18	500,000	550,287
8.750%, 5/1/19	150,000	179,048
6.650%, 1/15/37	100,000	99,874
Shell International Finance B.V.
1.300%, 9/22/11	500,000	502,999
4.950%, 3/22/12	100,000	106,699
1.875%, 3/25/13	175,000	176,470
4.000%, 3/21/14	500,000	528,847
4.300%, 9/22/19	700,000	722,389
4.375%, 3/25/20	150,000	155,060
6.375%, 12/15/38	500,000	597,352
Spectra Energy Capital LLC
6.200%, 4/15/18	500,000	554,163
Statoil ASA
3.875%, 4/15/14	250,000	266,065
5.250%, 4/15/19	105,000	115,172
7.150%, 1/15/29	100,000	124,879
Suncor Energy, Inc.
7.150%, 2/1/32	100,000	112,965
6.500%, 6/15/38	250,000	279,139

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Talisman Energy, Inc.
7.750%, 6/1/19	$90,000	$110,492
6.250%, 2/1/38	150,000	159,999
Tesoro Corp.
6.500%, 6/1/17	1,045,000	956,175
Trans-Canada Pipelines Ltd.
7.125%, 1/15/19	1,000,000	1,215,536
7.250%, 8/15/38	600,000	728,134
6.350%, 5/15/67 (l)	1,690,000	1,506,212
Valero Energy Corp.
6.875%, 4/15/12	4,330,000	4,661,786
4.750%, 6/15/13	100,000	104,591
4.500%, 2/1/15	45,000	46,240
9.375%, 3/15/19	150,000	181,693
6.125%, 2/1/20	613,000	629,916
6.625%, 6/15/37	100,000	97,365
Williams Cos., Inc.
7.750%, 6/15/31	1,090,000	1,171,042
8.750%, 3/15/32	445,000	519,299
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	475,000	539,229
XTO Energy, Inc.
7.500%, 4/15/12	300,000	334,034
6.500%, 12/15/18	600,000	728,117
6.750%, 8/1/37	600,000	772,951

		74,498,923

Total Energy		80,266,151

Financials (10.4%)
Capital Markets (1.4%)
Bank of New York Mellon Corp.
4.950%, 11/1/12	600,000	649,736
5.125%, 8/27/13	750,000	826,940
4.300%, 5/15/14	145,000	155,735
Bear Stearns Cos. LLC
5.700%, 11/15/14	300,000	332,283
5.550%, 1/22/17	1,705,000	1,786,170
6.400%, 10/2/17	500,000	555,372
BlackRock, Inc.
3.500%, 12/10/14	250,000	259,276
5.000%, 12/10/19	250,000	265,718
Charles Schwab Corp.
4.950%, 6/1/14	50,000	54,212
Deutsche Bank AG/London
5.000%, 10/12/10	1,190,000	1,202,935
5.375%, 10/12/12	500,000	535,804
2.375%, 1/11/13	500,000	502,662
4.875%, 5/20/13	600,000	640,640
3.450%, 3/30/15	500,000	503,572
6.000%, 9/1/17	500,000	551,461
Goldman Sachs Capital I
6.345%, 2/15/34	500,000	448,638
Goldman Sachs Group, Inc.
6.600%, 1/15/12	600,000	634,586
3.250%, 6/15/12	2,000,000	2,094,258
3.625%, 8/1/12	285,000	290,331
5.450%, 11/1/12	1,000,000	1,053,440
5.250%, 10/15/13	500,000	527,054
5.150%, 1/15/14	1,300,000	1,361,147
5.350%, 1/15/16	2,000,000	2,069,176
5.950%, 1/18/18	1,300,000	1,350,327

	Principal Amount		Value (Note 1)

7.500%, 2/15/19		$2,885,000	$3,224,792
6.125%, 2/15/33		300,000	293,693
6.750%, 10/1/37		1,600,000	1,568,547
Jefferies Group, Inc.
8.500%, 7/15/19		500,000	561,630
Merrill Lynch & Co., Inc.
5.450%, 2/5/13		2,000,000	2,098,076
6.150%, 4/25/13		600,000	641,484
6.050%, 5/16/16		1,448,000	1,496,279
6.400%, 8/28/17		1,070,000	1,115,725
6.875%, 4/25/18		900,000	960,103
7.750%, 5/14/38		1,300,000	1,390,411
Morgan Stanley
3.250%, 12/1/11		2,000,000	2,072,228
5.625%, 1/9/12		725,000	754,398
1.950%, 6/20/12		1,000,000	1,022,215
5.750%, 8/31/12		500,000	523,965
5.300%, 3/1/13		600,000	623,945
4.750%, 4/1/14		1,800,000	1,803,089
6.000%, 5/13/14		200,000	211,917
5.375%, 10/15/15		500,000	506,437
5.450%, 1/9/17		600,000	594,777
5.950%, 12/28/17		600,000	607,596
6.625%, 4/1/18		2,125,000	2,227,285
7.300%, 5/13/19		200,000	215,084
5.625%, 9/23/19		1,500,000	1,451,119
7.250%, 4/1/32		500,000	562,150
Nomura Holdings, Inc.
5.000%, 3/4/15		255,000	269,453
6.700%, 3/4/20		282,000	298,340
Northern Trust Corp.
4.625%, 5/1/14		65,000	71,051
Raymond James Financial, Inc.
8.600%, 8/15/19		200,000	235,554

			46,052,816

Commercial Banks (2.8%)
ABN Amro Bank N.V.
4.310%, 3/29/49(l)	EUR	525,000	404,458
Ally Financial, Inc.
1.750%, 10/30/12		$600,000	610,410
2.200%, 12/19/12		1,000,000	1,027,502
American Express Bank FSB
3.150%, 12/9/11		1,000,000	1,035,561
5.500%, 4/16/13		1,200,000	1,296,638
ANZ National International Ltd./New Zealand
6.200%, 7/19/13§		2,065,000	2,287,795
Bank of Nova Scotia
2.250%, 1/22/13		275,000	278,832
3.400%, 1/22/15		350,000	361,394
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
7.400%, 6/15/11		295,000	308,802
BankAmerica Capital II
8.000%, 12/15/26		691,000	670,270
Barclays Bank plc
5.450%, 9/12/12		1,622,000	1,723,729
5.000%, 9/22/16		1,000,000	1,025,748
6.750%, 5/22/19		300,000	333,730
8.550%, 12/31/49(l)§		1,255,000	1,211,075
BB&T Corp.
3.375%, 9/25/13		300,000	309,405
3.950%, 4/29/16		150,000	153,918
4.900%, 6/30/17		1,000,000	1,030,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)

Citibank N.A.
1.500%, 7/12/11		$2,000,000	$2,018,306
1.250%, 9/22/11		350,000	352,852
Commerzbank Capital Funding Trust I
5.012%, 3/29/49	EUR	250,000	158,971
Compass Bank
5.500%, 4/1/20		$1,769,000	1,632,384
Credit Suisse AG
5.400%, 1/14/20		250,000	248,566
Credit Suisse AG/New York
3.450%, 7/2/12		400,000	413,144
5.000%, 5/15/13		2,000,000	2,136,766
5.500%, 5/1/14		500,000	546,670
6.000%, 2/15/18		600,000	626,079
5.300%, 8/13/19		500,000	530,028
Fifth Third Bancorp
6.250%, 5/1/13		500,000	543,985
HSBC Bank USA/New York
4.625%, 4/1/14		600,000	631,933
HSBC Holdings plc
6.500%, 9/15/37		1,000,000	1,035,048
6.800%, 6/1/38		350,000	377,188
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		600,000	653,377
KeyBank N.A.
5.800%, 7/1/14		300,000	320,281
KeyCorp
6.500%, 5/14/13		250,000	273,468
Kreditanstalt fuer Wiederaufbau
3.250%, 10/14/11		600,000	618,790
4.000%, 10/15/13		1,100,000	1,179,584
3.500%, 3/10/14		2,000,000	2,111,800
4.125%, 10/15/14		1,000,000	1,080,955
4.500%, 7/16/18		1,600,000	1,738,894
4.000%, 1/27/20		1,500,000	1,560,085
(Zero Coupon), 6/29/37		1,000,000	287,760
Landwirtschaftliche Rentenbank
3.250%, 3/15/13		927,000	970,428
4.125%, 7/15/13		600,000	644,782
5.125%, 2/1/17		1,495,000	1,693,403
M&I Marshall & Ilsley Bank
5.000%, 1/17/17		1,310,000	1,201,358
National Australia Bank Ltd.
3.750%, 3/2/15§		1,975,000	2,022,007
National Capital Trust II
5.486%, 12/29/49 (l)§		590,000	513,344
National City Bank/Ohio
6.250%, 3/15/11		1,535,000	1,584,580
6.200%, 12/15/11		755,000	799,220
National City Corp.
4.900%, 1/15/15		750,000	808,466
PNC Funding Corp.
5.625%, 2/1/17		750,000	797,905
5.125%, 2/8/20		100,000	103,981
Regions Bank/Alabama
3.250%, 12/9/11		1,000,000	1,036,397
Regions Financial Corp.
6.375%, 5/15/12		915,000	903,300
7.750%, 11/10/14		200,000	210,987
Royal Bank of Canada
2.100%, 7/29/13		200,000	203,050

	Principal Amount	Value (Note 1)

Royal Bank of Scotland Group plc
1.450%, 10/20/11§	$8,096,000	$8,111,326
2.625%, 5/11/12§	4,365,000	4,464,465
5.000%, 10/1/14	600,000	562,960
6.400%, 10/21/19	375,000	380,114
RSHB Capital S.A. (Russian Agricultural Bank OJSC)
7.750%, 5/29/18§	4,319,000	4,500,398
SouthTrust Corp.
5.800%, 6/15/14	1,195,000	1,284,155
Sovereign Bank
8.750%, 5/30/18	500,000	573,160
Standard Chartered plc
6.409%, 12/31/49 (l)§	1,710,000	1,493,767
SunTrust Banks, Inc./Georgia
5.450%, 12/1/17	300,000	299,929
7.250%, 3/15/18	500,000	547,563
U.S. Bancorp
4.200%, 5/15/14	250,000	267,422
U.S. Bank N.A./Ohio
6.375%, 8/1/11	1,600,000	1,689,294
UBS AG/Connecticut
3.875%, 1/15/15	500,000	497,525
5.875%, 12/20/17	1,000,000	1,058,476
5.750%, 4/25/18	600,000	618,994
UFJ Finance Aruba AEC
6.750%, 7/15/13	755,000	845,577
Union Planters Corp.
7.750%, 3/1/11	778,000	788,782
USB Capital XIII Trust
6.625%, 12/15/39	100,000	105,434
Wachovia Bank N.A.
4.875%, 2/1/15	600,000	628,821
6.600%, 1/15/38	1,000,000	1,087,337
Wachovia Corp.
5.300%, 10/15/11	1,100,000	1,151,302
5.500%, 5/1/13	1,840,000	1,997,024
5.250%, 8/1/14	1,000,000	1,058,986
5.750%, 2/1/18	500,000	547,774
5.500%, 8/1/35	500,000	464,009
Wells Fargo & Co.
3.000%, 12/9/11	750,000	775,187
4.375%, 1/31/13	500,000	528,586
3.750%, 10/1/14	800,000	819,064
5.625%, 12/11/17	4,460,000	4,875,636
Wells Fargo Capital XIII
7.700%, 12/29/49 (l)	500,000	505,000
Westpac Banking Corp.
2.250%, 11/19/12	250,000	252,126
4.875%, 11/19/19	250,000	258,191

		91,678,741

Consumer Finance (0.7%)
American Express Co.
7.250%, 5/20/14	1,925,000	2,188,013
6.150%, 8/28/17	800,000	876,550
7.000%, 3/19/18	500,000	576,697
8.125%, 5/20/19	2,255,000	2,799,794
American Express Credit Corp.
5.875%, 5/2/13	300,000	328,240
7.300%, 8/20/13	1,250,000	1,415,256
Capital One Financial Corp.
7.375%, 5/23/14	500,000	571,728

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

6.150%, 9/1/16	$100,000	$105,814
6.750%, 9/15/17	500,000	572,670
HSBC Finance Corp.
6.375%, 10/15/11	1,000,000	1,045,065
7.000%, 5/15/12	660,000	710,663
6.375%, 11/27/12	600,000	647,963
5.000%, 6/30/15	600,000	626,039
5.500%, 1/19/16	500,000	535,262
International Lease Finance Corp.
5.650%, 6/1/14	168,000	149,100
Nissan Motor Acceptance Corp.
4.500%, 1/30/15§	1,917,000	1,978,003
ORIX Corp.
4.710%, 4/27/15	2,672,000	2,656,513
PACCAR Financial Corp.
1.950%, 12/17/12	100,000	100,995
SLM Corp.
5.400%, 10/25/11	1,061,000	1,054,720
5.375%, 1/15/13	1,565,000	1,517,593
5.000%, 10/1/13	1,000,000	955,966
5.375%, 5/15/14	1,260,000	1,152,094
8.450%, 6/15/18	100,000	92,281
8.000%, 3/25/20	250,000	219,546

		22,876,565

Diversified Financial Services (3.7%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	600,000	657,882
Ameriprise Financial, Inc.
7.300%, 6/28/19	45,000	53,164
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	1,640,000	1,665,028
Bank of America Corp.
2.100%, 4/30/12	1,000,000	1,024,060
3.125%, 6/15/12	2,500,000	2,610,825
5.375%, 9/11/12	2,895,000	3,023,709
4.900%, 5/1/13	2,200,000	2,304,903
7.375%, 5/15/14	1,465,000	1,641,915
6.500%, 8/1/16	700,000	757,555
5.625%, 10/14/16	1,300,000	1,347,096
5.650%, 5/1/18	1,500,000	1,537,218
7.625%, 6/1/19	3,635,000	4,163,921
7.250%, 10/15/25	100,000	105,824
Bank of America N.A.
5.300%, 3/15/17	300,000	302,070
Bear Stearns Cos. LLC
5.350%, 2/1/12	600,000	634,336
Boeing Capital Corp.
6.500%, 2/15/12	300,000	325,797
BP Capital Markets plc
1.550%, 8/11/11	300,000	285,845
5.250%, 11/7/13	500,000	459,628
3.625%, 5/8/14	200,000	171,130
3.875%, 3/10/15	350,000	298,254
4.750%, 3/10/19	536,000	445,241
Capital One Capital VI
8.875%, 5/15/40	136,000	141,627
Caterpillar Financial Services Corp.
1.900%, 12/17/12	65,000	65,814
2.000%, 4/5/13	100,000	101,159
4.900%, 8/15/13	300,000	328,291
6.125%, 2/17/14	500,000	565,870

	Principal Amount	Value (Note 1)

7.150%, 2/15/19	$750,000	$923,749
Citigroup Funding, Inc.
0.267%, 5/5/11 (l)	13,740,000	13,744,988
1.875%, 10/22/12	500,000	510,510
Citigroup, Inc.
2.875%, 12/9/11	1,500,000	1,546,632
2.125%, 4/30/12	2,000,000	2,049,020
5.300%, 10/17/12	1,000,000	1,036,312
5.500%, 4/11/13	4,600,000	4,781,714
6.500%, 8/19/13	990,000	1,054,525
5.000%, 9/15/14	1,050,000	1,050,210
5.500%, 10/15/14	1,200,000	1,233,738
5.850%, 8/2/16	600,000	622,778
6.125%, 11/21/17	750,000	783,232
6.125%, 5/15/18	1,025,000	1,069,774
8.500%, 5/22/19	3,600,000	4,291,646
6.125%, 8/25/36	500,000	454,445
6.875%, 3/5/38	1,000,000	1,049,065
8.125%, 7/15/39	1,060,000	1,264,556
Countrywide Home Loans, Inc.
4.000%, 3/22/11	24,000	24,438
Credit Suisse USA, Inc.
6.500%, 1/15/12	300,000	321,466
5.500%, 8/15/13	372,000	407,729
5.850%, 8/16/16	1,000,000	1,106,077
Equifax, Inc.
4.450%, 12/1/14	100,000	104,200
General Electric Capital Corp.
5.000%, 11/15/11	1,000,000	1,047,654
4.375%, 11/21/11	1,980,000	2,059,378
3.000%, 12/9/11	1,500,000	1,549,505
5.875%, 2/15/12	500,000	531,372
2.200%, 6/8/12	1,000,000	1,026,388
6.000%, 6/15/12	1,000,000	1,076,123
5.250%, 10/19/12	1,300,000	1,389,558
2.625%, 12/28/12	2,000,000	2,078,368
4.800%, 5/1/13	2,490,000	2,654,537
5.900%, 5/13/14	750,000	827,862
4.375%, 9/21/15	1,000,000	1,051,472
5.625%, 5/1/18	3,565,000	3,788,575
6.750%, 3/15/32	1,200,000	1,291,484
5.875%, 1/14/38	1,000,000	980,603
6.875%, 1/10/39	900,000	993,719
Harley-Davidson Funding Corp.
5.750%, 12/15/14§	1,869,000	1,928,275
John Deere Capital Corp.
7.000%, 3/15/12	1,100,000	1,207,898
2.875%, 6/19/12	750,000	779,914
5.250%, 10/1/12	500,000	541,800
5.500%, 4/13/17	300,000	338,460
5.750%, 9/10/18	300,000	343,226
JPMorgan Chase & Co.
6.750%, 2/1/11	1,975,000	2,039,225
3.125%, 12/1/11	1,500,000	1,551,771
6.625%, 3/15/12	1,300,000	1,398,773
2.125%, 6/22/12	1,500,000	1,538,764
4.750%, 5/1/13	600,000	640,084
4.650%, 6/1/14	250,000	266,569
5.125%, 9/15/14	1,000,000	1,067,130
3.700%, 1/20/15	1,200,000	1,227,414
6.000%, 1/15/18	1,000,000	1,104,235
6.300%, 4/23/19	3,025,000	3,416,722

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

6.400%, 5/15/38	$600,000	$694,509
7.900%, 4/29/49 (l)	705,000	726,665
LBG Capital No.1 plc
8.000%, 12/31/49 (l)	2,665,000	2,065,375
MUFG Capital Finance I Ltd.
6.346%, 7/29/49 (l)	1,000,000	967,490
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	250,000	254,191
5.550%, 1/15/20	100,000	102,052
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18	100,000	110,950
8.000%, 3/1/32	600,000	773,549
Nationwide Building Society
6.250%, 2/25/20§	2,645,000	2,791,025
Noble Group Ltd.
6.750%, 1/29/20§	2,585,000	2,507,450
Private Export Funding Corp.
4.950%, 11/15/15	100,000	112,890
4.300%, 12/15/21	100,000	104,346
Teco Finance, Inc.
4.000%, 3/15/16	660,000	670,219
5.150%, 3/15/20	775,000	807,792
Textron Financial Corp.
5.400%, 4/28/13	325,000	337,947
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700%, 8/7/18	2,260,000	2,604,650
Unilever Capital Corp.
4.800%, 2/15/19	500,000	546,652

		122,363,576

Insurance (1.3%)
ACE INA Holdings, Inc.
5.900%, 6/15/19	50,000	54,845
Aflac, Inc.
8.500%, 5/15/19	150,000	180,476
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	2,145,000	2,362,327
Allstate Corp.
6.200%, 5/16/14	250,000	283,588
7.450%, 5/16/19	250,000	294,640
American Financial Group, Inc./Ohio
9.875%, 6/15/19	100,000	119,612
American International Group, Inc.
5.050%, 10/1/15	800,000	735,000
5.850%, 1/16/18	600,000	536,250
8.250%, 8/15/18	900,000	911,250
Assurant, Inc. 5.625%, 2/15/14	495,000	523,046
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12	250,000	262,965
5.000%, 8/15/13	1,000,000	1,098,105
5.400%, 5/15/18	1,000,000	1,110,677
5.750%, 1/15/40	100,000	105,888
Chubb Corp. 5.750%, 5/15/18	600,000	668,043
CNA Financial Corp. 7.350%, 11/15/19	45,000	47,819
Genworth Financial, Inc. 6.515%, 5/22/18	3,335,000	3,210,528
Guardian Life Insurance Co. of America 7.375%, 9/30/39§	1,255,000	1,388,414

	Principal Amount	Value (Note 1)

Hartford Financial Services Group, Inc.
4.000%, 3/30/15	$525,000	$515,436
5.500%, 3/30/20	2,462,000	2,389,595
Liberty Mutual Group, Inc. 5.750%, 3/15/14§	840,000	873,424
Lincoln National Corp.
8.750%, 7/1/19	760,000	931,447
6.250%, 2/15/20	50,000	53,566
Markel Corp. 7.125%, 9/30/19	1,473,000	1,616,025
Marsh & McLennan Cos., Inc. 5.375%, 7/15/14	600,000	634,268
Massachusetts Mutual Life Insurance Co. 8.875%, 6/1/39§	1,115,000	1,483,608
MetLife, Inc.
5.000%, 6/15/15	600,000	641,324
7.717%, 2/15/19	1,648,000	1,961,483
5.700%, 6/15/35	300,000	293,399
6.400%, 12/15/36	500,000	440,000
10.750%, 8/1/39	835,000	992,422
Nationwide Mutual Insurance Co. 9.375%, 8/15/39§	1,975,000	2,315,014
PartnerReinsurance Finance B LLC 5.500%, 6/1/20	150,000	144,961
Principal Financial Group, Inc. 7.875%, 5/15/14	1,600,000	1,850,248
Principal Life Income Funding Trusts 5.300%, 4/24/13	300,000	324,401
Prudential Financial, Inc.
2.750%, 1/14/13	100,000	100,488
5.150%, 1/15/13	2,180,000	2,307,162
5.100%, 9/20/14	300,000	319,045
3.875%, 1/14/15	135,000	135,960
6.200%, 1/15/15	310,000	341,165
6.000%, 12/1/17	276,000	295,033
7.375%, 6/15/19	765,000	885,836
5.700%, 12/14/36	200,000	185,849
8.875%, 6/15/38 (l)	1,015,000	1,070,825
Reinsurance Group of America, Inc. 6.450%, 11/15/19	100,000	106,877
Swiss Reinsurance Solutions Holding Corp. 7.000%, 2/15/26	3,435,000	3,622,472
Transatlantic Holdings, Inc. 8.000%, 11/30/39	100,000	100,963
Travelers Cos., Inc. 6.750%, 6/20/36	700,000	818,026
XL Capital Ltd. 5.250%, 9/15/14	1,250,000	1,279,033
Series E 6.500%, 12/31/49 (l)	1,440,000	993,600

		43,916,428

Real Estate Investment Trusts (REITs) (0.5%)
AvalonBay Communities, Inc.
5.700%, 3/15/17	200,000	215,920
6.100%, 3/15/20	200,000	221,047
Entertainment Properties Trust 7.750%, 7/15/20§	100,000	100,250
ERP Operating LP
5.250%, 9/15/14	1,615,000	1,727,909
5.125%, 3/15/16	600,000	631,588

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

HCP, Inc.
5.650%, 12/15/13	$2,245,000	$2,368,711
6.000%, 1/30/17	1,965,000	1,984,013
Health Care REIT, Inc. 6.200%, 6/1/16	2,925,000	3,177,147
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	1,802,000	1,872,865
6.500%, 1/17/17	100,000	104,568
Hospitality Properties Trust 7.875%, 8/15/14	250,000	275,621
Kimco Realty Corp. 6.875%, 10/1/19	200,000	222,824
Mack-Cali Realty LP 7.750%, 8/15/19	200,000	235,024
ProLogis
7.625%, 8/15/14	175,000	185,724
5.625%, 11/15/15	800,000	767,201
6.250%, 3/15/17	75,000	71,427
7.375%, 10/30/19	100,000	97,937
6.875%, 3/15/20	105,000	99,243
Simon Property Group LP
6.750%, 5/15/14	105,000	118,012
5.625%, 8/15/14	1,520,000	1,646,174
4.200%, 2/1/15	90,000	92,484
5.250%, 12/1/16	300,000	319,471
5.650%, 2/1/20	250,000	264,764
6.750%, 2/1/40	100,000	111,667
Ventas Realty LP/Ventas Capital Corp. 6.750%, 4/1/17	480,000	485,799

		17,397,390

Specialized Finance (0.0%)
Toll Brothers Finance Corp.
6.875%, 11/15/12	47,000	49,826
5.150%, 5/15/15	165,000	161,731

		211,557

Thrifts & Mortgage Finance (0.0%)
Countrywide Financial Corp. 6.250%, 5/15/16	756,000	788,125
Western Corporate Federal Credit Union 1.750%, 11/2/12	300,000	304,999

		1,093,124

Total Financials		345,590,197

Health Care (1.4%)
Biotechnology (0.0%)
Amgen, Inc.
4.850%, 11/18/14	300,000	332,260
5.700%, 2/1/19	300,000	348,493
4.500%, 3/15/20	50,000	53,651
6.400%, 2/1/39	500,000	592,100
5.750%, 3/15/40	55,000	60,165
Genentech, Inc.
5.250%, 7/15/35	300,000	314,599

		1,701,268

Health Care Equipment & Supplies (0.1%)
Baxter FinCo B.V.
4.750%, 10/15/10	1,791,000	1,812,094

	Principal Amount	Value (Note 1)

Baxter International, Inc.
1.800%, 3/15/13	$40,000	$40,468
4.625%, 3/15/15	300,000	330,563
4.250%, 3/15/20	100,000	105,023
6.250%, 12/1/37	100,000	118,366
Covidien International Finance S.A.
1.875%, 6/15/13	200,000	201,240
6.000%, 10/15/17	600,000	696,279
Hospira, Inc.
6.400%, 5/15/15	45,000	51,126
Mead Johnson Nutrition Co.
3.500%, 11/1/14§	100,000	103,528
4.900%, 11/1/19§	150,000	158,613
5.900%, 11/1/39§	100,000	106,847
Stryker Corp.
3.000%, 1/15/15	100,000	103,253
4.375%, 1/15/20	100,000	106,368

		3,933,768

Health Care Providers & Services (0.6%)
Aetna, Inc.
6.000%, 6/15/16	1,080,000	1,231,483
6.750%, 12/15/37	500,000	566,030
Bausch & Lomb, Inc.
9.875%, 11/1/15	780,000	801,450
CIGNA Corp.
5.125%, 6/15/20	1,020,000	1,061,635
7.875%, 5/15/27	100,000	118,535
Coventry Health Care, Inc.
6.300%, 8/15/14	1,495,000	1,578,196
6.125%, 1/15/15	190,000	194,011
5.950%, 3/15/17	485,000	463,264
Express Scripts, Inc.
6.250%, 6/15/14	1,000,000	1,132,216
HCA, Inc.
8.500%, 4/15/19	200,000	212,000
7.875%, 2/15/20	700,000	720,125
Humana, Inc.
6.450%, 6/1/16	215,000	233,570
7.200%, 6/15/18	1,560,000	1,741,397
6.300%, 8/1/18	320,000	341,857
McKesson Corp.
6.500%, 2/15/14	500,000	571,297
Medco Health Solutions, Inc.
7.125%, 3/15/18	100,000	119,467
Quest Diagnostics, Inc.
4.750%, 1/30/20	90,000	90,545
5.750%, 1/30/40	40,000	39,381
UnitedHealth Group, Inc.
5.250%, 3/15/11	1,565,000	1,605,818
6.000%, 2/15/18	2,165,000	2,414,014
6.875%, 2/15/38	500,000	565,247
Universal Health Services, Inc.
7.125%, 6/30/16	1,820,000	1,846,831
WellPoint, Inc.
6.000%, 2/15/14	500,000	560,672
5.875%, 6/15/17	200,000	222,812
7.000%, 2/15/19	1,475,000	1,749,583
5.850%, 1/15/36	100,000	100,527

		20,281,963

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Life Sciences Tools & Services (0.1%)
Fisher Scientific International, Inc.
6.125%, 7/1/15	$2,521,000	$2,596,630

Pharmaceuticals (0.6%)
Abbott Laboratories, Inc.
5.875%, 5/15/16	300,000	350,968
5.600%, 11/30/17	1,000,000	1,160,765
6.000%, 4/1/39	300,000	344,952
AstraZeneca plc
5.400%, 9/15/12	300,000	327,572
5.900%, 9/15/17	700,000	818,905
6.450%, 9/15/37	300,000	363,541
Bristol-Myers Squibb Co.
5.450%, 5/1/18	300,000	343,613
6.125%, 5/1/38	500,000	580,643
Eli Lilly and Co.
3.550%, 3/6/12	500,000	521,398
5.200%, 3/15/17	200,000	227,611
5.950%, 11/15/37	300,000	342,522
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	800,000	874,640
5.650%, 5/15/18	600,000	686,564
6.375%, 5/15/38	300,000	357,041
Johnson & Johnson
5.550%, 8/15/17	1,420,000	1,658,166
5.150%, 7/15/18	300,000	340,431
5.850%, 7/15/38	400,000	470,547
Merck & Co., Inc.
1.875%, 6/30/11	500,000	504,717
4.000%, 6/30/15	200,000	216,608
6.000%, 9/15/17	300,000	352,450
6.400%, 3/1/28	300,000	356,685
6.550%, 9/15/37	200,000	248,780
5.850%, 6/30/39	350,000	403,565
Mylan, Inc.
7.625%, 7/15/17§	155,000	158,100
7.875%, 7/15/20§	910,000	928,200
Novartis Capital Corp.
1.900%, 4/24/13	60,000	60,907
Novartis Securities Investment Ltd.
5.125%, 2/10/19	800,000	895,557
Pfizer, Inc.
4.450%, 3/15/12	500,000	527,484
4.500%, 2/15/14	500,000	544,685
5.350%, 3/15/15	500,000	566,486
6.200%, 3/15/19	500,000	594,199
7.200%, 3/15/39	500,000	657,290
Teva Pharmaceutical Finance Co LLC
6.150%, 2/1/36	500,000	580,529
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	100,000	101,959
Teva Pharmaceutical Finance III LLC
1.500%, 6/15/12	100,000	100,380
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	210,000	224,938
6.125%, 8/15/19	170,000	191,395
Wyeth
5.500%, 3/15/13	300,000	331,822
5.500%, 2/15/16	750,000	859,689
6.000%, 2/15/36	100,000	112,318

	Principal Amount	Value (Note 1)

5.950%, 4/1/37	$500,000	$566,374

		19,854,996

Total Health Care		48,368,625

Industrials (1.5%)
Aerospace & Defense (0.3%)
Boeing Co.
3.500%, 2/15/15	700,000	738,403
6.000%, 3/15/19	1,810,000	2,131,630
4.875%, 2/15/20	110,000	121,115
6.125%, 2/15/33	100,000	113,218
5.875%, 2/15/40	305,000	342,918
General Dynamics Corp.
4.250%, 5/15/13	300,000	323,411
Goodrich Corp.
4.875%, 3/1/20	100,000	107,353
Honeywell International, Inc.
4.250%, 3/1/13	800,000	862,247
5.000%, 2/15/19	850,000	950,731
ITT Corp.
4.900%, 5/1/14	65,000	70,830
6.125%, 5/1/19	90,000	103,728
Lockheed Martin Corp.
4.250%, 11/15/19	350,000	367,958
6.150%, 9/1/36	350,000	404,960
5.500%, 11/15/39	250,000	266,709
Northrop Grumman Corp.
3.700%, 8/1/14	150,000	157,324
5.050%, 8/1/19	85,000	93,412
Northrop Grumman Systems Corp.
7.750%, 2/15/31	350,000	469,375
Raytheon Co.
6.400%, 12/15/18	300,000	359,851
4.400%, 2/15/20	100,000	107,283
Rockwell Collins, Inc.
5.250%, 7/15/19	50,000	55,093
United Technologies Corp.
5.375%, 12/15/17	300,000	343,872
6.125%, 2/1/19	500,000	596,270
6.125%, 7/15/38	500,000	585,144

		9,672,835

Air Freight & Logistics (0.0%)
FedEx Corp.
8.000%, 1/15/19	500,000	634,965
United Parcel Service, Inc.
4.500%, 1/15/13	300,000	324,191
6.200%, 1/15/38	500,000	601,087

		1,560,243

Airlines (0.1%)
Continental Airlines, Inc.
9.000%, 7/8/16	244,947	264,910
Delta Air Lines, Inc.
7.750%, 12/17/19	295,083	317,214
Southwest Airlines Co.
5.250%, 10/1/14	1,520,000	1,599,924
5.750%, 12/15/16	665,000	702,880
UAL Pass Through Trust Series 2007-1A
6.636%, 7/2/22	587,085	545,990

		3,430,918

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Building Products (0.2%)
CRH America, Inc.
6.000%, 9/30/16	$1,000,000	$1,114,793
8.125%, 7/15/18	100,000	120,595
Masco Corp.
4.800%, 6/15/15	1,700,000	1,578,843
6.125%, 10/3/16	1,590,000	1,538,409
Owens Corning, Inc.
6.500%, 12/1/16	1,470,000	1,564,064

		5,916,704

Commercial Services & Supplies (0.3%)
Allied Waste North America, Inc. Series B
7.125%, 5/15/16	1,200,000	1,287,000
Avery Dennison Corp.
5.375%, 4/15/20	100,000	106,851
Browning-Ferris Industries, Inc.
7.400%, 9/15/35	723,000	862,731
Dartmouth College
4.750%, 6/1/19	50,000	54,386
Johns Hopkins University
5.250%, 7/1/19	225,000	252,193
Pitney Bowes, Inc.
4.750%, 1/15/16	100,000	107,713
5.750%, 9/15/17	231,000	259,417
R.R. Donnelley & Sons Co.
4.950%, 4/1/14	1,315,000	1,340,069
8.600%, 8/15/16	250,000	273,880
11.250%, 2/1/19	1,230,000	1,567,100
Republic Services, Inc.
5.500%, 9/15/19§	1,687,000	1,825,540
Vanderbilt University
5.250%, 4/1/19	250,000	278,498
Waste Management, Inc.
5.000%, 3/15/14	100,000	108,413
6.100%, 3/15/18	500,000	569,881
7.000%, 7/15/28	500,000	578,175
Yale University
2.900%, 10/15/14	250,000	259,327

		9,731,174

Electrical Equipment (0.0%)
Amphenol Corp.
4.750%, 11/15/14	100,000	105,962
Emerson Electric Co.
4.125%, 4/15/15	100,000	108,017
5.250%, 10/15/18	100,000	113,010
4.875%, 10/15/19	750,000	837,333
6.125%, 4/15/39	100,000	119,483

		1,283,805

Industrial Conglomerates (0.2%)
3M Co.
4.375%, 8/15/13	100,000	109,126
6.375%, 2/15/28	100,000	120,408
Cooper U.S., Inc.
5.250%, 11/15/12	100,000	107,885
General Electric Co.
5.000%, 2/1/13	800,000	857,884
5.250%, 12/6/17	750,000	815,555

	Principal Amount	Value (Note 1)

Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	$500,000	$592,970
Koninklijke Philips Electronics N.V.
6.875%, 3/11/38	300,000	369,991
Tyco Electronics Group S.A.
6.000%, 10/1/12	450,000	485,956
7.125%, 10/1/37	563,000	637,151
Tyco International Finance S.A.
6.000%, 11/15/13	300,000	335,791
4.125%, 10/15/14	150,000	159,225
3.375%, 10/15/15	100,000	103,220
8.500%, 1/15/19	1,260,000	1,628,808

		6,323,970

Machinery (0.1%)
Case New Holland, Inc.
7.125%, 3/1/14	455,000	470,925
7.875%, 12/1/17§	774,000	779,805
Caterpillar, Inc.
6.050%, 8/15/36	385,000	442,938
Danaher Corp.
5.625%, 1/15/18	600,000	690,710
Deere & Co.
4.375%, 10/16/19	200,000	213,099
5.375%, 10/16/29	100,000	109,291
Dover Corp.
6.600%, 3/15/38	100,000	124,541
Snap-On, Inc.
6.125%, 9/1/21	200,000	225,431

		3,056,740

Road & Rail (0.3%)
Burlington Northern Santa Fe Corp.
5.750%, 3/15/18	500,000	561,552
4.700%, 10/1/19	325,000	344,208
6.150%, 5/1/37	100,000	112,551
Burlington Resources Finance Co.
7.200%, 8/15/31	100,000	119,938
Canadian National Railway Co.
5.550%, 3/1/19	1,000,000	1,143,586
6.200%, 6/1/36	350,000	412,085
Canadian Pacific Railway Co.
6.500%, 5/15/18	229,000	260,594
7.250%, 5/15/19	65,000	77,396
Con-way, Inc.
6.700%, 5/1/34	1,492,000	1,490,048
CSX Corp.
6.250%, 4/1/15	100,000	115,006
7.375%, 2/1/19	1,000,000	1,224,867
6.150%, 5/1/37	100,000	109,349
Norfolk Southern Corp.
7.700%, 5/15/17	200,000	248,724
5.750%, 4/1/18	500,000	565,190
5.900%, 6/15/19	65,000	74,731
7.800%, 5/15/27	1,000,000	1,287,134
Ryder System, Inc.
7.200%, 9/1/15	684,000	793,310
5.850%, 11/1/16	720,000	794,416
Union Pacific Corp.
6.125%, 2/15/20	500,000	580,149

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

6.150%, 5/1/37	$100,000	$112,006

		10,426,840

Total Industrials		51,403,229

Information Technology (0.7%)
Communications Equipment (0.2%)
American Tower Corp.
4.625%, 4/1/15	75,000	78,018
Cisco Systems, Inc.
5.500%, 2/22/16	200,000	230,399
4.950%, 2/15/19	550,000	604,523
4.450%, 1/15/20	500,000	527,812
5.900%, 2/15/39	500,000	555,783
5.500%, 1/15/40	350,000	366,839
Motorola, Inc.
7.625%, 11/15/10	122,000	125,138
6.000%, 11/15/17	300,000	322,018
7.500%, 5/15/25	145,000	159,924
6.500%, 9/1/25	895,000	891,151
Nokia Oyj
5.375%, 5/15/19	500,000	526,044

		4,387,649

Computers & Peripherals (0.2%)
Dell, Inc.
3.375%, 6/15/12	55,000	57,074
5.625%, 4/15/14	1,405,000	1,575,400
5.875%, 6/15/19	100,000	112,376
7.100%, 4/15/28	100,000	119,132
6.500%, 4/15/38	300,000	344,311
Hewlett-Packard Co.
4.500%, 3/1/13	600,000	647,642
4.750%, 6/2/14	1,000,000	1,107,986
International Business Machines Corp.
4.750%, 11/29/12	300,000	324,754
2.100%, 5/6/13	200,000	203,812
5.700%, 9/14/17	1,500,000	1,743,425
5.875%, 11/29/32	100,000	113,016
5.600%, 11/30/39	632,000	702,617

		7,051,545

Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc.
6.000%, 4/1/20	150,000	155,009
Corning, Inc.
6.625%, 5/15/19	20,000	23,394

		178,403

IT Services (0.1%)
Computer Sciences Corp.
5.500%, 3/15/13	1,010,000	1,085,748
Electronic Data Systems Corp.
7.450%, 10/15/29	1,415,000	1,838,467
HP Enterprise Services LLC
6.000%, 8/1/13	486,000	547,988

		3,472,203

Office Electronics (0.1%)
Xerox Capital Trust I
8.000%, 2/1/27	1,560,000	1,568,397

	Principal Amount	Value (Note 1)

Xerox Corp.
7.625%, 6/15/13	$295,000	$300,169
8.250%, 5/15/14	150,000	175,822
4.250%, 2/15/15	250,000	258,824
6.750%, 2/1/17	1,045,000	1,175,949
6.350%, 5/15/18	300,000	334,630
5.625%, 12/15/19	200,000	212,824
6.750%, 12/15/39	100,000	111,348

		4,137,963

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	250,000	270,215
Maxim Integrated Products, Inc.
3.450%, 6/14/13	100,000	100,818

		371,033

Software (0.1%)
Adobe Systems, Inc.
3.250%, 2/1/15	100,000	102,695
4.750%, 2/1/20	125,000	128,876
Microsoft Corp.
2.950%, 6/1/14	190,000	198,810
4.200%, 6/1/19	175,000	189,731
5.200%, 6/1/39	150,000	164,048
Oracle Corp.
5.250%, 1/15/16	500,000	567,365
5.750%, 4/15/18	800,000	926,139
6.500%, 4/15/38	50,000	60,673
6.125%, 7/8/39	500,000	584,786

		2,923,123

Total Information Technology		22,521,919

Materials (1.8%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19	200,000	208,790
Airgas, Inc.
2.850%, 10/1/13	100,000	100,839
Cabot Corp.
5.000%, 10/1/16	200,000	212,269
Dow Chemical Co.
7.600%, 5/15/14	1,411,000	1,629,512
8.550%, 5/15/19	2,786,000	3,410,379
7.375%, 11/1/29	100,000	110,710
9.400%, 5/15/39	135,000	187,756
E.I. du Pont de Nemours & Co.
5.000%, 7/15/13	300,000	328,867
5.875%, 1/15/14	434,000	494,400
3.250%, 1/15/15	250,000	260,806
5.250%, 12/15/16	100,000	114,041
6.000%, 7/15/18	1,150,000	1,349,626
4.625%, 1/15/20	100,000	107,534
Eastman Chemical Co.
5.500%, 11/15/19	537,000	578,039
Monsanto Co.
7.375%, 8/15/12	100,000	112,184
5.125%, 4/15/18	100,000	111,172
5.875%, 4/15/38	100,000	111,595
Mosaic Co.
7.625%, 12/1/16§	1,200,000	1,296,048

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Potash Corp of Saskatchewan, Inc.
5.250%, 5/15/14	$80,000	$88,243
3.750%, 9/30/15	80,000	83,297
6.500%, 5/15/19	65,000	76,364
4.875%, 3/30/20	70,000	74,470
PPG Industries, Inc.
5.750%, 3/15/13	1,685,000	1,843,427
Praxair, Inc.
2.125%, 6/14/13	100,000	101,674
4.625%, 3/30/15	500,000	548,190
Rohm & Haas Co.
5.600%, 3/15/13	800,000	857,963
Sherwin-Williams Co.
3.125%, 12/15/14	250,000	258,726
Valspar Corp.
7.250%, 6/15/19	200,000	237,681

		14,894,602

Construction Materials (0.0%)
Holcim U.S. Finance S.a.r.l & Cie S.C.S.
6.000%, 12/30/19§	217,000	231,488
Lafarge S.A.
6.150%, 7/15/11	783,000	802,442

		1,033,930

Containers & Packaging (0.1%)
Bemis Co., Inc.
5.650%, 8/1/14	55,000	60,565
6.800%, 8/1/19	45,000	51,983
Packaging Corp. of America
5.750%, 8/1/13	1,675,000	1,805,705

		1,918,253

Metals & Mining (1.0%)
Alcoa, Inc.
6.000%, 7/15/13	300,000	315,956
6.750%, 7/15/18	2,360,000	2,381,721
5.870%, 2/23/22	720,000	669,436
5.900%, 2/1/27	300,000	263,909
5.950%, 2/1/37	1,475,000	1,256,396
Allegheny Technologies, Inc.
9.375%, 6/1/19	150,000	177,116
Anglo American Capital plc
9.375%, 4/8/19§	2,055,000	2,643,127
ArcelorMittal S.A.
5.375%, 6/1/13	300,000	315,510
9.000%, 2/15/15	225,000	264,703
6.125%, 6/1/18	2,920,000	3,053,972
9.850%, 6/1/19	250,000	312,410
Barrick Australian Finance Pty Ltd.
5.950%, 10/15/39	200,000	213,127
Barrick Gold Corp.
6.950%, 4/1/19	250,000	299,760
Barrick N.A. Finance LLC
7.500%, 9/15/38	300,000	372,203
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13	300,000	325,346
5.500%, 4/1/14	500,000	557,536
7.250%, 3/1/16	3,028,000	3,605,428
5.400%, 3/29/17	200,000	225,363
6.500%, 4/1/19	500,000	599,623

	Principal Amount	Value (Note 1)

Freeport-McMoRan Copper & Gold, Inc.
8.250%, 4/1/15	$605,000	$656,425
8.375%, 4/1/17	4,106,000	4,516,600
Newmont Mining Corp.
5.125%, 10/1/19	585,000	626,843
6.250%, 10/1/39	325,000	354,679
Nucor Corp.
5.750%, 12/1/17	300,000	342,446
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	300,000	328,696
8.950%, 5/1/14	315,000	382,075
6.500%, 7/15/18	2,410,000	2,746,773
9.000%, 5/1/19	703,000	922,525
7.125%, 7/15/28	400,000	475,057
Southern Copper Corp.
5.375%, 4/16/20	55,000	55,128
6.750%, 4/16/40	55,000	54,366
Steel Capital S.A. for OAO Severstal
9.750%, 7/29/13§	945,000	1,009,969
United States Steel Corp.
5.650%, 6/1/13	2,434,000	2,458,340
Vale Overseas Ltd.
6.250%, 1/23/17	1,000,000	1,089,218
6.875%, 11/21/36	600,000	625,506
6.875%, 11/10/39	170,000	177,599

		34,674,887

Paper & Forest Products (0.2%)
Celulosa Arauco y Constitucion S.A.
8.625%, 8/15/10	359,000	361,665
International Paper Co.
5.300%, 4/1/15	1,915,000	2,047,738
7.950%, 6/15/18	1,795,000	2,137,111
7.500%, 8/15/21	949,000	1,111,180
Westvaco Corp.
8.200%, 1/15/30	1,130,000	1,192,334

		6,850,028

Total Materials		59,371,700

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.2%)
AT&T Corp.
7.300%, 11/15/11	1,000,000	1,080,913
8.000%, 11/15/31	400,000	514,885
AT&T, Inc.
4.950%, 1/15/13	300,000	325,643
4.850%, 2/15/14	500,000	547,622
5.100%, 9/15/14	300,000	332,803
5.625%, 6/15/16	600,000	680,058
5.800%, 2/15/19	850,000	956,967
6.500%, 9/1/37	250,000	277,287
6.300%, 1/15/38	700,000	759,628
6.400%, 5/15/38	300,000	329,833
6.550%, 2/15/39	750,000	840,068
BellSouth Capital Funding Corp.
7.875%, 2/15/30	1,000,000	1,225,740
British Telecommunications plc
9.375%, 12/15/10	2,240,000	2,316,662
9.875%, 12/15/30	500,000	610,210
CenturyLink, Inc.
7.600%, 9/15/39	500,000	474,004

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	$750,000	$806,939
4.875%, 7/8/14	250,000	267,909
6.000%, 7/8/19	200,000	221,185
8.750%, 6/15/30	700,000	904,187
Embarq Corp.
7.082%, 6/1/16	3,000,000	3,198,177
7.995%, 6/1/36	100,000	99,242
France Telecom S.A.
4.375%, 7/8/14	500,000	539,186
8.500%, 3/1/31	600,000	825,662
Pacific Bell Telephone Co.
6.625%, 10/15/34	1,970,000	2,022,849
Qwest Corp.
7.875%, 9/1/11	1,540,000	1,601,600
8.875%, 3/15/12	1,420,000	1,522,950
7.500%, 10/1/14	1,525,000	1,622,219
8.375%, 5/1/16	165,000	180,262
Telecom Italia Capital S.A.
5.250%, 11/15/13	300,000	309,869
6.175%, 6/18/14	2,035,000	2,127,464
5.250%, 10/1/15	600,000	605,549
7.175%, 6/18/19	1,645,000	1,771,028
7.721%, 6/4/38	850,000	870,341
Telefonica Emisiones S.A.U.
2.582%, 4/26/13	200,000	198,624
4.949%, 1/15/15	130,000	136,182
3.729%, 4/27/15	185,000	184,460
6.421%, 6/20/16	500,000	548,449
5.877%, 7/15/19	195,000	207,983
5.134%, 4/27/20	265,000	265,608
7.045%, 6/20/36	500,000	553,185
Verizon Communications, Inc.
7.375%, 9/1/12	600,000	674,095
5.250%, 4/15/13	1,000,000	1,096,143
5.500%, 2/15/18	1,000,000	1,097,310
6.100%, 4/15/18	300,000	340,583
6.350%, 4/1/19	500,000	578,569
7.750%, 12/1/30	700,000	872,305
6.400%, 2/15/38	1,350,000	1,487,789
6.900%, 4/15/38	100,000	116,871
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	545,000	577,771
Windstream Corp.
7.875%, 11/1/17	710,000	693,138

		40,398,006

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
5.625%, 11/15/17	500,000	546,557
5.000%, 3/30/20§	2,289,000	2,364,933
6.375%, 3/1/35	100,000	107,017
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	1,000,000	1,121,145
8.500%, 11/15/18	750,000	975,104
New Cingular Wireless Services, Inc.
8.125%, 5/1/12	300,000	335,699
8.750%, 3/1/31	1,100,000	1,510,082

	Principal Amount	Value (Note 1)

Rogers Communications, Inc.
6.800%, 8/15/18	$600,000	$709,263
7.500%, 8/15/38	100,000	126,164
U.S. Cellular Corp.
6.700%, 12/15/33	905,000	930,556
Vodafone Group plc
5.500%, 6/15/11	1,385,000	1,438,310
5.000%, 12/16/13	300,000	324,931
4.150%, 6/10/14	400,000	419,718
5.625%, 2/27/17	600,000	658,066
5.450%, 6/10/19	200,000	214,094
6.150%, 2/27/37	500,000	518,424

		12,300,063

Total Telecommunication Services		52,698,069

Utilities (1.8%)
Electric Utilities (1.2%)
Allegheny Energy Supply Co. LLC
5.750%, 10/15/19§	2,250,000	2,233,361
Ameren Corp.
8.875%, 5/15/14	1,400,000	1,622,932
Ameren Energy Generating Co.
6.300%, 4/1/20	100,000	101,785
American Transmission Systems, Inc.
5.250%, 1/15/22§	705,000	739,000
Appalachian Power Co.
7.000%, 4/1/38	250,000	290,562
Arizona Public Service Co.
8.750%, 3/1/19	500,000	634,264
Baltimore Gas & Electric Co.
6.125%, 7/1/13	500,000	558,139
Carolina Power & Light Co.
6.300%, 4/1/38	500,000	595,720
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	500,000	580,051
Columbus Southern Power Co. Series C
5.500%, 3/1/13	300,000	326,679
Commonwealth Edison Co.
6.450%, 1/15/38	200,000	234,927
Consolidated Edison Co. of New York, Inc.
Series 02-B
7.125%, 12/1/18	1,000,000	1,241,043
Series 08-B
6.300%, 8/15/37	100,000	115,021
Series 09-C
6.750%, 4/1/38	100,000	121,874
Consumers Energy Co.
6.700%, 9/15/19	500,000	598,135
Duke Energy Carolinas LLC
6.050%, 4/15/38	500,000	580,484
Series C
7.000%, 11/15/18	650,000	808,100
Duke Energy Corp.
5.650%, 6/15/13	600,000	661,566
3.350%, 4/1/15	100,000	101,997
Duke Energy Indiana, Inc.
6.450%, 4/1/39	155,000	187,866
Duke Energy Ohio, Inc.
5.700%, 9/15/12	300,000	324,545

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Entergy Gulf States Louisiana LLC
5.590%, 10/1/24	$90,000	$98,193
Exelon Corp.
4.900%, 6/15/15	300,000	320,376
Exelon Generation Co. LLC
6.200%, 10/1/17	500,000	568,385
6.250%, 10/1/39	300,000	320,458
FirstEnergy Corp.
Series B
6.450%, 11/15/11	123,000	129,918
Series C
7.375%, 11/15/31	975,000	1,028,033
FirstEnergy Solutions Corp.
4.800%, 2/15/15	200,000	209,279
6.050%, 8/15/21	400,000	407,978
6.800%, 8/15/39	278,000	275,053
Florida Power & Light Co.
5.950%, 2/1/38	350,000	399,787
5.960%, 4/1/39	175,000	200,631
5.690%, 3/1/40	50,000	55,434
Florida Power Corp.
5.650%, 6/15/18	1,000,000	1,136,564
4.550%, 4/1/20	50,000	53,559
5.650%, 4/1/40	75,000	81,711
FPL Group Capital, Inc.
5.625%, 9/1/11	905,000	946,198
2.550%, 11/15/13	50,000	50,420
6.000%, 3/1/19	750,000	842,822
Georgia Power Co.
4.250%, 12/1/19	205,000	214,660
5.950%, 2/1/39	750,000	825,554
Indiana Michigan Power Co.
7.000%, 3/15/19	500,000	585,013
Interstate Power and Light Co.
6.250%, 7/15/39	60,000	69,244
MidAmerican Energy Co.
5.750%, 11/1/35	100,000	107,479
MidAmerican Energy Holdings Co.
3.150%, 7/15/12	225,000	230,692
5.875%, 10/1/12	600,000	649,600
6.125%, 4/1/36	300,000	330,293
5.950%, 5/15/37	100,000	107,090
6.500%, 9/15/37	300,000	344,654
Nevada Power Co.
6.500%, 8/1/18	300,000	343,422
Northern States Power Co.
5.250%, 3/1/18	300,000	334,902
5.350%, 11/1/39	40,000	42,050
NSTAR
4.500%, 11/15/19	100,000	106,251
NSTAR Electric Co.
5.500%, 3/15/40	50,000	54,136
Ohio Power Co.
5.375%, 10/1/21	200,000	213,412
Oncor Electric Delivery Co. LLC
6.375%, 5/1/12	100,000	108,017
7.000%, 9/1/22	1,000,000	1,205,543
Pacific Gas & Electric Co.
8.250%, 10/15/18	1,000,000	1,279,487
6.050%, 3/1/34	300,000	334,715

	Principal Amount	Value (Note 1)

PacifiCorp
5.650%, 7/15/18	$500,000	$571,522
6.000%, 1/15/39	300,000	344,624
Pepco Holdings, Inc.
6.450%, 8/15/12	500,000	557,027
Portland General Electric Co.
6.100%, 4/15/19	250,000	290,865
PPL Electric Utilities Corp.
6.250%, 5/15/39	30,000	35,110
PPL Energy Supply LLC
6.500%, 5/1/18	100,000	110,603
Progress Energy, Inc.
7.100%, 3/1/11	471,000	489,731
PSEG Power LLC
2.500%, 4/15/13§	75,000	75,726
5.125%, 4/15/20§	80,000	82,933
Public Service Co. of Colorado
5.125%, 6/1/19	50,000	55,349
6.500%, 8/1/38	500,000	611,253
Public Service Co. of Oklahoma
5.150%, 12/1/19	75,000	78,977
Public Service Electric & Gas Co.
5.375%, 9/1/13	300,000	331,865
5.300%, 5/1/18	500,000	548,419
Puget Sound Energy, Inc.
5.757%, 10/1/39	250,000	258,747
5.795%, 3/15/40	100,000	104,073
5.764%, 7/15/40	100,000	103,647
San Diego Gas & Electric Co.
6.000%, 6/1/39	30,000	35,050
South Carolina Electric & Gas Co.
6.050%, 1/15/38	100,000	113,742
Southern California Edison Co.
5.750%, 3/15/14	600,000	675,219
5.950%, 2/1/38	100,000	115,549
6.050%, 3/15/39	500,000	586,837
5.500%, 3/15/40	100,000	109,096
Southern Co.
4.150%, 5/15/14	75,000	79,113
Series A
5.300%, 1/15/12	600,000	634,517
Southern Natural Gas Co.
5.900%, 4/1/17§	500,000	529,731
Southwestern Electric Power Co.
6.200%, 3/15/40	50,000	51,275
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13§	1,185,000	1,255,156
Tampa Electric Co.
6.100%, 5/15/18	100,000	113,293
Toledo Edison Co.
6.150%, 5/15/37	500,000	535,453
TransAlta Corp.
6.500%, 3/15/40	70,000	72,207
Union Electric Co.
6.700%, 2/1/19	550,000	639,350
8.450%, 3/15/39	200,000	284,102
Virginia Electric & Power Co.
8.875%, 11/15/38	300,000	435,142
Series A
4.750%, 3/1/13	300,000	324,948
5.000%, 6/30/19	200,000	218,072

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Series B
6.000%, 5/15/37	$100,000	$111,284
Wisconsin Electric Power Co.
4.250%, 12/15/19	100,000	103,919
Wisconsin Power & Light Co.
5.000%, 7/15/19	100,000	110,276

		39,052,866

Gas Utilities (0.1%)
Boardwalk Pipelines LP
5.750%, 9/15/19	200,000	209,428
DCP Midstream LLC
5.350%, 3/15/20§	670,000	685,048
EQT Corp.
8.125%, 6/1/19	1,410,000	1,658,656
Kinder Morgan Energy Partners LP
5.300%, 9/15/20	75,000	77,568
ONEOK, Inc.
6.000%, 6/15/35	100,000	94,286
Williams Partners LP
3.800%, 2/15/15§	100,000	100,649
5.250%, 3/15/20§	1,168,000	1,194,358
6.300%, 4/15/40§	140,000	140,660

		4,160,653

Independent Power Producers & Energy Traders (0.2%)
AES Corp.
7.750%, 3/1/14	555,000	564,713
7.750%, 10/15/15	355,000	359,437
NRG Energy, Inc.
7.250%, 2/1/14	1,425,000	1,444,594
RRI Energy, Inc.
7.625%, 6/15/14	515,000	507,275
Tennessee Valley Authority
5.500%, 7/18/17	600,000	698,396
6.150%, 1/15/38	1,500,000	1,844,622
5.250%, 9/15/39	425,000	469,834

		5,888,871

Multi-Utilities (0.3%)
Alliant Energy Corp.
4.000%, 10/15/14	100,000	103,189
Avista Corp.
5.125%, 4/1/22	115,000	122,539
CenterPoint Energy Resources Corp.
7.875%, 4/1/13	300,000	343,762
6.000%, 5/15/18	500,000	550,784
CMS Energy Corp.
8.750%, 6/15/19	915,000	1,010,241
DCP Midstream LLC
7.875%, 8/16/10	400,000	402,932
Dominion Resources, Inc.
5.000%, 12/1/14	300,000	324,630
8.875%, 1/15/19	500,000	660,427
5.200%, 8/15/19	210,000	227,684
5.950%, 6/15/35	100,000	105,867
DTE Energy Co.
7.625%, 5/15/14	75,000	87,650
6.350%, 6/1/16	300,000	335,974
National Grid plc
6.300%, 8/1/16	500,000	564,427

	Principal Amount	Value (Note 1)

NiSource Finance Corp.
7.875%, 11/15/10	$660,000	$674,501
10.750%, 3/15/16	1,000,000	1,281,536
6.800%, 1/15/19	1,385,000	1,541,886
5.450%, 9/15/20	100,000	102,995
6.125%, 3/1/22	100,000	106,737
Sempra Energy
6.000%, 2/1/13	300,000	326,061
6.500%, 6/1/16	590,000	677,024
Veolia Environnement
6.000%, 6/1/18	885,000	975,966
Wisconsin Energy Corp.
6.250%, 5/15/67 (l)	765,000	692,325

		11,219,137

Total Utilities		60,321,527

Total Corporate Bonds		858,499,735

Government Securities (66.8%)
Agency ABS (0.2%)
Federal Farm Credit Bank
1.110%, 6/14/12	200,000	201,016
1.250%, 9/14/12	100,000	100,152
2.550%, 3/16/15	200,000	200,606
2.620%, 6/15/15	100,000	101,015
3.875%, 12/17/18	100,000	100,497
3.990%, 6/17/19	100,000	100,517
Federal Home Loan Bank
1.125%, 5/18/12	500,000	503,677
1.625%, 3/20/13	500,000	507,271
1.875%, 6/21/13	500,000	509,854
Federal Home Loan Mortgage Corp.
0.900%, 12/23/11	100,000	100,216
1.125%, 4/25/12	200,000	201,558
1.500%, 9/10/12	150,000	150,252
1.125%, 1/14/13	500,000	499,669
2.125%, 10/7/13	125,000	125,894
3.150%, 1/22/15	250,000	250,391
2.875%, 2/9/15	750,000	781,289
2.750%, 7/7/15	100,000	100,658
Federal National Mortgage Association
1.000%, 4/4/12	650,000	653,520
1.250%, 6/22/12	500,000	504,764
1.750%, 6/28/13	100,000	100,265
1.375%, 7/19/13	500,000	497,423
2.000%, 12/16/13	200,000	200,545
3.125%, 1/21/15	100,000	101,208
3.000%, 3/9/15	250,000	251,181
4.000%, 1/20/17	750,000	763,760

		7,607,198

Agency CMO (0.2%)
Federal National Mortgage Association
0.647%, 10/25/35 (l)	2,935,303	2,913,601
0.767%, 6/25/36 (l)	2,901,528	2,884,611
0.857%, 6/25/36 (l)	2,462,129	2,456,861

		8,255,073

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Foreign Governments (1.6%)
Canadian Government Bond
2.375%, 9/10/14	$700,000	$718,456
Croatia Government International Bond
6.750%, 11/5/19§	2,610,000	2,732,273
Export-Import Bank of Korea
8.125%, 1/21/14	1,500,000	1,715,988
5.875%, 1/14/15	100,000	108,352
4.125%, 9/9/15	250,000	253,832
Federative Republic of Brazil
10.250%, 6/17/13	1,000,000	1,217,500
8.000%, 1/15/18	1,111,111	1,288,889
8.875%, 10/14/19	800,000	1,046,000
8.875%, 4/15/24	600,000	810,000
10.125%, 5/15/27	1,100,000	1,650,000
8.250%, 1/20/34	3,090,000	4,078,800
11.000%, 8/17/40	500,000	669,500
5.625%, 1/7/41	300,000	294,750
Oesterreichische Kontrollbank AG
4.750%, 10/16/12	800,000	859,840
5.000%, 4/25/17	500,000	557,777
Province of British Columbia
2.850%, 6/15/15	150,000	154,932
Province of Manitoba
5.000%, 2/15/12	600,000	638,977
Province of Nova Scotia
5.125%, 1/26/17	300,000	341,851
Province of Ontario
2.625%, 1/20/12	1,500,000	1,535,480
4.950%, 6/1/12	500,000	535,153
4.100%, 6/16/14	1,000,000	1,075,399
4.950%, 11/28/16	600,000	672,232
4.000%, 10/7/19	400,000	413,020
Province of Quebec
4.875%, 5/5/14	600,000	661,702
4.625%, 5/14/18	600,000	655,378
7.125%, 2/9/24	500,000	656,197
7.500%, 9/15/29	500,000	686,312
Republic of Chile
5.500%, 1/15/13	500,000	545,800
Republic of Italy
3.500%, 7/15/11	1,600,000	1,611,617
4.375%, 6/15/13	1,000,000	1,029,374
5.250%, 9/20/16	1,300,000	1,352,547
6.875%, 9/27/23	1,000,000	1,137,721
Republic of Korea
5.750%, 4/16/14	500,000	545,096
7.125%, 4/16/19	500,000	600,175
Republic of Lithuania
6.750%, 1/15/15§	2,565,000	2,688,197
Republic of Panama
5.200%, 1/30/20	350,000	364,000
7.125%, 1/29/26	200,000	233,500
8.875%, 9/30/27	200,000	266,500
9.375%, 4/1/29	150,000	207,750
6.700%, 1/26/36	300,000	330,750
Republic of Peru
8.375%, 5/3/16	750,000	918,750
7.125%, 3/30/19	3,910,000	4,623,575
6.550%, 3/14/37	300,000	331,500

	Principal Amount	Value (Note 1)

Republic of Poland
5.000%, 10/19/15	$1,000,000	$1,059,725
6.375%, 7/15/19	480,000	526,321
Republic of South Africa
6.875%, 5/27/19	300,000	343,125
5.875%, 5/30/22	700,000	736,750
Russian Federation
7.500%, 3/31/30 (e)(m)	1,996,400	2,250,542
State of Israel
5.125%, 3/1/14	100,000	110,006
5.125%, 3/26/19	450,000	485,462
United Mexican States
6.375%, 1/16/13	300,000	328,950
5.875%, 2/17/14	750,000	822,750
5.625%, 1/15/17	1,100,000	1,207,250
5.950%, 3/19/19	1,000,000	1,110,000
8.300%, 8/15/31	700,000	945,000
6.050%, 1/11/40	1,100,000	1,160,500

		53,901,823

Municipal Bonds (0.3%)
Bay Area Toll Authority California State
6.793%, 4/1/30	100,000	99,822
6.918%, 4/1/40	100,000	99,865
6.263%, 4/1/49	300,000	315,408
7.043%, 4/1/50	200,000	201,970
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	200,000	209,732
City & County of Denver
5.650%, 8/1/30	100,000	101,198
City of Chicago, Illinois
6.845%, 1/1/38	125,000	131,322
6.395%, 1/1/40	70,000	74,684
Clark County, Nevada Airport
6.881%, 7/1/42	200,000	209,494
Los Angeles, California Unified School District
5.755%, 7/1/29	100,000	98,852
5.750%, 7/1/34	250,000	244,803
6.758%, 7/1/34	190,000	208,278
Metropolitan Government of Nashville & Davidson County Convention Center Authority
6.731%, 7/1/43	150,000	158,399
Metropolitan Transportation Authority
6.548%, 11/15/31	100,000	106,609
6.648%, 11/15/39	100,000	106,659
6.668%, 11/15/39	75,000	82,490
Metropolitan Washington Airports Authority
7.462%, 10/1/46	290,000	316,233
Municipal Electric Authority of Georgia
6.637%, 4/1/57	125,000	121,055
7.055%, 4/1/57	200,000	196,364
New Jersey Economic Development Authority
Series A 7.425%, 2/15/29	450,000	503,100
New Jersey Transportation Trust Fund Authority
6.561%, 12/15/40	100,000	109,040
New York City Municipal Water Finance Authority
5.724%, 6/15/42	125,000	128,487
6.011%, 6/15/42	35,000	37,134

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

New York State Dormitory Authority
5.500%, 3/15/30	$100,000	$100,327
5.600%, 3/15/40	100,000	100,572
New York State Urban Development Corp.
5.770%, 3/15/39	60,000	61,036
North Texas Tollway Authority, Class B
6.718%, 1/1/49	288,000	311,391
San Diego County, California Water Authority
6.138%, 5/1/49	100,000	108,347
State of California
7.550%, 4/1/39	1,390,000	1,491,540
7.350%, 11/1/39	200,000	209,728
State of Georgia
4.503%, 11/1/25	100,000	103,219
State of Illinois
2.766%, 1/1/12	100,000	100,226
3.321%, 1/1/13	100,000	99,365
4.071%, 1/1/14	100,000	98,534
4.421%, 1/1/15	100,000	99,341
5.100%, 6/1/33	1,600,000	1,247,328
Series 2010 6.630%, 2/1/35	500,000	470,525
State of Massachusetts
5.456%, 12/1/39	250,000	262,003
State of New York
5.206%, 10/1/31	150,000	139,997
State of Utah
4.554%, 7/1/24	180,000	189,554
State of Washington
5.090%, 8/1/33	100,000	99,399
5.481%, 8/1/39	200,000	208,722
5.140%, 8/1/40	100,000	98,879

		9,461,031

Supranational (1.3%)
African Development Bank
1.875%, 1/23/12	1,000,000	1,012,302
3.000%, 5/27/14	1,000,000	1,043,438
Asian Development Bank
4.250%, 10/20/14	600,000	658,369
5.500%, 6/27/16	2,375,000	2,767,440
Corp. Andina de Fomento
5.750%, 1/12/17	500,000	544,284
8.125%, 6/4/19	150,000	184,301
Eksportfinans A/S
5.500%, 5/25/16	4,910,000	5,580,411
European Investment Bank
3.125%, 7/15/11	2,300,000	2,357,150
1.750%, 9/14/12	1,000,000	1,011,385
3.250%, 5/15/13	1,000,000	1,048,256
4.250%, 7/15/13	1,600,000	1,725,304
3.000%, 4/8/14	1,000,000	1,038,270
3.125%, 6/4/14	500,000	521,093
2.875%, 1/15/15	1,000,000	1,026,091
4.875%, 1/17/17	600,000	669,203
5.125%, 5/30/17	1,300,000	1,468,220
4.875%, 2/15/36	1,225,000	1,291,676
Export Development Canada
1.750%, 9/24/12	1,000,000	1,013,947
3.500%, 5/16/13	600,000	636,461

	Principal Amount	Value (Note 1)

Inter-American Development Bank
4.375%, 9/20/12	$600,000	$642,543
4.750%, 10/19/12	1,000,000	1,081,893
3.500%, 3/15/13	1,000,000	1,058,182
5.125%, 9/13/16	1,840,000	2,105,950
3.875%, 2/14/20	1,000,000	1,055,560
International Bank for Reconstruction & Development
2.000%, 4/2/12	2,000,000	2,041,060
5.000%, 4/1/16	600,000	684,027
9.250%, 7/15/17	865,000	1,214,368
4.750%, 2/15/35	100,000	107,743
International Finance Corp.
3.000%, 4/22/14	1,275,000	1,345,850
Japan Finance Corp.
4.250%, 6/18/13	600,000	647,291
Korea Development Bank
4.625%, 9/16/10	900,000	905,902
5.300%, 1/17/13	600,000	632,317
4.375%, 8/10/15	115,000	117,259
Nordic Investment Bank
3.625%, 6/17/13	600,000	638,983
2.625%, 10/6/14	300,000	308,365
5.000%, 2/1/17	1,540,000	1,748,710
Svensk Exportkredit AB
5.125%, 3/1/17	300,000	334,689

		42,268,293

U.S. Government Agencies (32.8%)
Federal Farm Credit Bank
3.875%, 8/25/11	100,000	103,865
1.125%, 10/3/11	200,000	201,267
1.875%, 12/7/12	300,000	306,451
2.625%, 4/17/14	1,000,000	1,039,411
Federal Home Loan Bank
3.625%, 7/1/11	5,000,000	5,161,760
1.625%, 7/27/11	3,000,000	3,036,027
5.375%, 8/19/11	2,300,000	2,422,544
3.625%, 9/16/11	3,000,000	3,115,395
4.875%, 11/18/11	2,000,000	2,117,422
1.875%, 6/20/12	500,000	510,865
1.875%, 11/19/12	1,500,000	1,508,096
1.625%, 11/21/12	650,000	660,674
5.125%, 8/14/13	1,300,000	1,454,180
4.000%, 9/6/13	1,600,000	1,731,232
2.500%, 10/15/13	1,000,000	1,005,182
5.250%, 6/18/14	4,000,000	4,559,196
5.500%, 8/13/14	1,300,000	1,498,571
4.750%, 12/16/16	500,000	562,309
4.875%, 5/17/17	1,500,000	1,708,372
5.000%, 11/17/17	2,000,000	2,282,276
5.500%, 7/15/36	300,000	340,729
Federal Home Loan Mortgage Corp.
5.250%, 7/18/11	5,000,000	5,251,390
1.125%, 12/15/11	600,000	604,738
2.350%, 3/2/12	750,000	752,098
2.125%, 3/23/12	3,000,000	3,074,127
2.000%, 4/27/12	400,000	404,479
1.750%, 6/15/12	1,000,000	1,019,625
4.125%, 12/21/12	5,000,000	5,397,050
2.500%, 4/8/13	1,000,000	1,015,328
3.750%, 6/28/13	1,000,000	1,078,454
2.500%, 1/7/14	5,300,000	5,495,422

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

4.500%, 1/15/14	$5,000,000	$5,525,675
2.500%, 4/23/14	1,000,000	1,035,366
5.000%, 7/15/14	2,000,000	2,253,414
3.000%, 7/28/14	2,000,000	2,105,730
3.000%, 12/30/14	200,000	202,677
4.750%, 11/17/15	3,000,000	3,378,324
5.500%, 7/18/16	1,000,000	1,165,394
5.000%, 4/18/17	400,000	456,762
5.125%, 11/17/17	2,500,000	2,880,258
4.875%, 6/13/18	4,500,000	5,093,343
4.250%, 12/12/18	1,000,000	1,036,891
3.750%, 3/27/19	1,725,000	1,799,732
4.500%, 12/1/19	5,364,042	5,714,380
5.000%, 12/1/21	4,590,026	4,925,966
5.500%, 8/1/22	683,197	739,481
6.000%, 9/1/22	552,014	601,350
5.500%, 1/1/23	542,313	585,465
5.500%, 2/1/23	403,797	435,927
5.000%, 5/1/23	743,999	793,801
5.000%, 7/1/23	1,399,468	1,493,147
5.000%, 11/1/23	1,041,459	1,111,173
5.500%, 12/1/23	882,180	953,904
5.000%, 1/1/24	1,387,629	1,480,515
4.000%, 2/1/24	873,155	910,537
6.000%, 2/1/24	669,271	730,133
5.000%, 3/1/24	607,296	647,948
5.000%, 4/1/24	1,478,071	1,577,011
4.000%, 7/1/24	5,068,316	5,276,617
4.500%, 7/1/24	6,121,930	6,461,506
6.000%, 10/1/24	1,282,689	1,396,127
4.500%, 2/1/25	2,014,101	2,125,191
4.000%, 3/1/25	3,935,767	4,094,428
6.750%, 3/15/31	600,000	794,195
6.250%, 7/15/32	300,000	379,773
2.816%, 3/1/34 (l)	881,466	920,035
5.500%, 1/1/35	2,251,449	2,419,867
5.500%, 7/1/35	5,162,243	5,558,082
4.500%, 8/1/35	1,920,184	2,001,416
4.500%, 9/1/35	1,702,242	1,774,255
4.500%, 10/1/35	4,001,687	4,170,977
5.000%, 11/1/35	9,381,934	9,940,086
5.000%, 12/1/35	3,905,336	4,137,063
3.932%, 4/1/36 (l)	4,098,685	4,295,545
6.000%, 6/1/36	15,255,024	16,601,757
5.000%, 10/1/36	16,116,421	17,073,093
6.500%, 11/1/36	7,732,324	8,498,912
5.500%, 12/1/36	265,409	284,848
5.598%, 12/1/36 (l)	3,439,342	3,613,978
7.000%, 2/1/37	7,149,989	7,956,876
5.500%, 3/1/37	837,842	899,207
4.500%, 4/1/37	1,742,605	1,821,227
5.745%, 5/1/37 (l)	3,380,368	3,601,151
6.000%, 5/1/37	540,023	586,431
5.500%, 11/1/37	305,888	328,292
5.594%, 11/1/37 (l)	1,124,296	1,179,076
5.287%, 1/1/38 (l)	5,558,001	5,870,244
5.500%, 4/1/38	11,287,157	12,129,725
5.500%, 5/1/38	6,710,969	7,202,496
4.500%, 6/1/38	5,823,813	6,070,187
5.500%, 7/1/38	700,393	751,691
6.000%, 7/1/38	2,138,737	2,330,889
5.500%, 8/1/38	1,194,656	1,282,155

	Principal Amount	Value (Note 1)

6.000%, 8/1/38	$437,543	$474,666
5.000%, 9/1/38	7,295,659	7,725,134
5.500%, 9/1/38	474,383	509,127
6.000%, 9/1/38	315,898	342,700
5.500%, 10/1/38	1,988,898	2,134,569
6.000%, 10/1/38	47,685	51,731
5.000%, 11/1/38	2,247,049	2,381,785
5.500%, 11/1/38	5,180,839	5,560,295
6.000%, 11/1/38	11,494,977	12,470,254
5.500%, 1/1/39	12,839,539	13,797,990
4.500%, 2/1/39	6,775,922	7,029,754
5.000%, 3/1/39	1,973,628	2,091,043
4.000%, 5/1/39	4,798,115	4,862,215
4.500%, 6/1/39	4,763,302	4,940,996
4.000%, 7/1/39	4,945,373	5,011,440
4.500%, 7/1/39	4,779,350	4,957,642
5.000%, 7/1/39	7,630,740	8,079,941
5.000%, 9/1/39	1,475,854	1,562,964
4.500%, 10/1/39	12,614,240	13,081,327
4.500%, 2/1/40	6,422,659	6,664,032
Federal National Mortgage Association
3.625%, 8/15/11	4,000,000	4,139,920
1.000%, 11/23/11	585,000	588,637
2.000%, 1/9/12	3,000,000	3,060,813
5.000%, 2/16/12	2,600,000	2,780,978
1.875%, 4/20/12	750,000	765,697
2.000%, 9/28/12	700,000	702,385
1.875%, 10/29/12	600,000	602,169
1.750%, 12/28/12	200,000	201,664
2.170%, 3/21/13	500,000	501,596
1.500%, 7/19/13	500,000	498,619
4.625%, 10/15/13	5,200,000	5,747,971
2.750%, 2/5/14	3,000,000	3,124,983
3.000%, 9/15/14	500,000	502,757
3.000%, 9/16/14	1,000,000	1,049,401
3.000%, 10/29/14	1,500,000	1,512,360
2.625%, 11/20/14	750,000	775,135
4.375%, 10/15/15	3,000,000	3,317,988
5.000%, 2/13/17	3,300,000	3,750,800
5.000%, 5/11/17	1,600,000	1,825,450
5.500%, 6/1/22	615,269	664,879
5.500%, 9/1/22	101,201	109,391
6.000%, 9/1/22	12,088	13,177
4.500%, 4/1/23	7,938,314	8,415,542
5.000%, 5/1/23	5,198,139	5,549,013
5.500%, 5/1/23	4,464,895	4,824,180
4.500%, 6/1/23	2,964,481	3,145,014
5.000%, 6/1/23	3,604,898	3,848,228
5.500%, 9/1/23	1,261,603	1,363,123
5.500%, 10/1/23	49,916	53,964
6.000%, 12/1/23	1,188,746	1,292,807
4.000%, 2/1/24	3,027,462	3,156,602
5.000%, 5/20/24	500,000	500,378
4.000%, 6/1/24	6,323,721	6,590,102
4.500%, 7/1/24	11,685,103	12,345,585
9.000%, 8/1/26	3,908	4,470
6.500%, 12/1/28	2,585,521	2,878,777
6.250%, 5/15/29	19,700,000	24,374,849
7.125%, 1/15/30	1,100,000	1,497,228
6.625%, 11/15/30	3,000,000	3,901,371
5.500%, 4/1/33	7,770,293	8,368,241
5.500%, 7/1/33	2,805,882	3,021,804

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

5.000%, 11/1/33	$7,112,306	$7,559,880
5.500%, 11/1/33	1,525,507	1,642,900
4.656%, 3/1/34 (l)	2,184,579	2,284,838
5.500%, 4/1/34	1,293,741	1,393,097
5.500%, 5/1/34	795,287	856,238
5.500%, 11/1/34	3,791,675	4,079,901
5.500%, 2/1/35	25,911,450	27,897,319
5.000%, 4/1/35	5,716,921	6,065,073
6.000%, 4/1/35	8,295,291	9,107,970
5.000%, 6/1/35	4,100,279	4,353,823
5.000%, 7/1/35	6,268,266	6,655,870
4.500%, 8/1/35	8,135,297	8,490,738
5.000%, 8/1/35	7,748,808	8,213,433
4.500%, 9/1/35	5,239,927	5,478,258
5.500%, 10/1/35	1,648,644	1,771,906
5.000%, 11/1/35	2,283,355	2,420,981
5.500%, 12/1/35	8,030,596	8,627,244
5.450%, 1/1/36 (l)	3,933,790	4,190,718
5.000%, 2/1/36	15,752,383	16,696,910
5.500%, 3/1/36	10,455,917	11,232,759
6.000%, 3/1/36	14,288,608	15,567,886
6.000%, 5/1/36	23,618	25,695
5.500%, 6/1/36	24,250,538	26,052,278
5.000%, 7/1/36	6,062,548	6,427,958
5.500%, 7/1/36	37,771	40,559
6.000%, 7/1/36	42,308	46,030
6.000%, 8/1/36	48,768	53,058
6.000%, 9/1/36	5,136,931	5,588,513
6.500%, 9/1/36	13,483,597	14,808,255
5.500%, 11/1/36	42,000	45,087
6.500%, 11/1/36	593,666	650,876
5.500%, 1/1/37	3,013,902	3,235,471
6.500%, 1/1/37	344,775	378,000
5.886%, 2/1/37 (l)	1,395,126	1,468,895
5.500%, 3/1/37	3,033,218	3,258,556
6.000%, 3/1/37	15,826	17,179
6.000%, 5/1/37	43,679	47,515
6.000%, 6/1/37	676,969	734,829
6.000%, 7/1/37	594,908	645,408
4.539%, 8/1/37 (l)	1,285,062	1,357,347
6.000%, 8/1/37	811,048	879,860
5.383%, 9/1/37 (l)	1,578,415	1,666,214
6.000%, 9/1/37	600,485	651,802
5.570%, 10/1/37 (l)	3,019,568	3,180,964
6.000%, 10/1/37	869,998	943,812
6.500%, 10/1/37	711,651	779,119
6.000%, 11/1/37	12,062,132	13,085,530
6.500%, 11/1/37	819,346	897,349
6.500%, 12/1/37	199,237	218,126
5.000%, 2/1/38	5,053,100	5,356,088
4.500%, 3/1/38	28,261	29,382
5.500%, 3/1/38	3,444,347	3,697,560
4.500%, 6/1/38	65,969	68,523
4.972%, 7/1/38 (l)	5,548,016	5,910,373
5.500%, 7/1/38	23,941,020	25,701,059
6.000%, 7/1/38	35,241	38,341
6.000%, 9/1/38	129,607	140,709
6.500%, 9/1/38	298,839	327,170
6.000%, 11/1/38	3,656,346	3,966,433
6.500%, 11/1/38	467,684	512,022
6.000%, 12/1/38	94,655	102,627
4.500%, 1/1/39	29,024	30,133

	Principal Amount	Value (Note 1)

5.000%, 1/1/39	$8,852,998	$9,379,682
5.373%, 1/1/39 (l)	666,620	710,158
5.565%, 1/1/39 (l)	3,605,754	3,836,692
4.000%, 2/1/39	228,774	232,367
4.500%, 3/1/39	1,955,129	2,029,898
5.000%, 3/1/39	4,527,134	4,798,585
4.000%, 4/1/39	134,118	136,015
4.500%, 5/1/39	4,683,764	4,866,540
4.000%, 6/1/39	3,868,222	3,922,921
4.500%, 6/1/39	17,234,291	17,890,674
4.000%, 7/1/39	2,573,927	2,610,324
4.500%, 7/1/39	11,696,849	12,142,334
4.000%, 8/1/39	10,756,262	10,908,362
4.500%, 8/1/39	967,557	1,004,408
5.000%, 8/1/39	5,842,194	6,188,845
4.000%, 9/1/39	3,410,649	3,458,878
4.500%, 9/1/39	9,716,838	10,089,950
5.000%, 10/1/39	1,439,314	1,524,717
4.500%, 1/1/40	4,905,333	5,101,355
4.500%, 2/1/40	2,960,454	3,075,056
4.500%, 5/1/40	4,999,771	5,189,411
4.000%, 7/25/25 TBA	5,000,000	5,194,141
6.000%, 7/25/40 TBA	26,965,000	29,246,492
5.500%, 8/25/40 TBA	18,930,000	20,266,931
Government National Mortgage Association
8.500%, 10/15/17	1,612	1,791
8.500%, 11/15/17	5,941	6,602
8.000%, 7/15/26	379	430
6.500%, 9/15/36	142,927	157,527
5.500%, 4/15/37	713,949	774,328
5.500%, 5/15/37	162,132	175,640
6.500%, 5/15/37	304,039	334,622
6.500%, 9/15/37	164,272	180,591
6.500%, 10/15/37	214,411	236,781
6.000%, 1/15/38	1,106,235	1,206,660
5.500%, 2/15/38	9,829,086	10,669,729
5.500%, 4/15/38	670,925	725,778
6.000%, 4/15/38	29,863	32,575
5.500%, 6/15/38	1,653,796	1,788,490
6.500%, 6/15/38	266,025	292,118
5.500%, 7/15/38	502,872	543,829
6.000%, 7/15/38	3,313,436	3,620,877
5.500%, 8/15/38	1,128,828	1,220,766
6.000%, 8/15/38	796,909	869,005
6.500%, 8/15/38	998,940	1,096,922
6.000%, 9/15/38	1,138,918	1,241,955
6.500%, 9/15/38	1,204,822	1,322,998
6.000%, 10/15/38	6,617,155	7,215,801
6.500%, 10/15/38	1,120,167	1,230,040
6.000%, 11/15/38	1,784,291	1,945,714
5.500%, 12/15/38	5,597,228	6,053,477
6.000%, 12/15/38	3,003,606	3,275,339
6.500%, 12/15/38	1,594,635	1,752,043
5.500%, 1/15/39	2,912,930	3,150,175
6.000%, 1/15/39	612,538	667,954
5.000%, 2/15/39	9,729,832	10,386,976
4.500%, 4/15/39	7,498,913	7,827,869
4.500%, 5/15/39	5,687,583	5,938,859
4.500%, 6/15/39	8,275,166	8,638,174
5.000%, 6/15/39	966,719	1,035,635
6.000%, 6/15/39	197,972	215,882
5.500%, 7/15/39	131,258	141,949

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

6.000%, 8/15/39	$113,792	$124,086
4.000%, 9/15/39	3,950,146	4,023,132
4.500%, 9/15/39	2,859,037	2,984,455
5.000%, 9/15/39	19,815,703	21,165,929
5.500%, 10/15/39	3,803,663	4,113,454
6.000%, 10/15/39	159,820	174,279
4.500%, 12/15/39	4,933,274	5,151,224
4.500%, 1/15/40	1,983,416	2,070,423
5.000%, 1/15/40	9,914,773	10,593,703
4.500%, 2/15/40	2,996,956	3,129,361
4.500%, 5/15/40	4,992,709	5,213,285

		1,094,154,305

U.S. Treasuries (30.4%)
U.S. Treasury Bonds
3.000%, 7/15/12 TIPS	8,235,000	10,622,344
11.250%, 2/15/15	4,700,000	6,708,883
9.875%, 11/15/15	6,500,000	9,137,576
9.250%, 2/15/16	5,000,000	6,928,515
7.250%, 5/15/16	3,300,000	4,238,952
7.500%, 11/15/16	1,000,000	1,310,312
8.750%, 5/15/17	2,000,000	2,814,688
9.125%, 5/15/18	1,000,000	1,475,312
9.000%, 11/15/18	2,000,000	2,960,000
8.875%, 2/15/19	2,500,000	3,684,375
8.125%, 8/15/19	3,300,000	4,701,470
3.625%, 2/15/20	13,580,000	14,348,112
8.500%, 2/15/20	4,000,000	5,867,500
8.750%, 8/15/20	4,600,000	6,896,407
7.875%, 2/15/21	2,500,000	3,578,515
8.125%, 5/15/21	1,500,000	2,187,188
8.125%, 8/15/21	1,000,000	1,462,812
8.000%, 11/15/21	4,800,000	6,981,000
7.250%, 8/15/22	1,000,000	1,393,281
7.125%, 2/15/23	3,000,000	4,153,593
6.250%, 8/15/23	1,500,000	1,944,375
7.625%, 2/15/25	2,000,000	2,938,124
6.000%, 2/15/26	3,000,000	3,865,782
6.750%, 8/15/26	2,700,000	3,748,359
6.625%, 2/15/27	1,900,000	2,615,468
6.125%, 11/15/27	4,500,000	5,923,125
5.500%, 8/15/28	1,600,000	1,978,000
5.250%, 11/15/28	2,900,000	3,490,423
5.250%, 2/15/29	2,200,000	2,647,564
6.125%, 8/15/29	5,700,000	7,572,097
5.375%, 2/15/31	2,000,000	2,460,624
4.500%, 2/15/36	26,720,000	29,517,263
4.750%, 2/15/37	1,300,000	1,492,562
5.000%, 5/15/37	1,200,000	1,430,250
4.375%, 2/15/38	2,500,000	2,703,125
4.500%, 5/15/38	3,500,000	3,860,392
3.500%, 2/15/39	4,000,000	3,715,624
4.250%, 5/15/39	7,000,000	7,401,408
4.500%, 8/15/39	7,000,000	7,709,842
4.375%, 11/15/39	7,300,000	7,880,576
4.625%, 2/15/40	5,700,000	6,407,153
4.375%, 5/15/40	2,000,000	2,163,120
U.S. Treasury Notes
1.000%, 7/31/11	5,000,000	5,031,250
4.875%, 7/31/11	2,000,000	2,096,172
5.000%, 8/15/11	4,000,000	4,206,720
1.000%, 8/31/11	8,000,000	8,051,872

	Principal Amount	Value (Note 1)

4.625%, 8/31/11	$5,000,000	$5,242,775
1.000%, 9/30/11	9,000,000	9,061,875
4.500%, 9/30/11	800,000	840,813
1.000%, 10/31/11	5,000,000	5,034,960
4.625%, 10/31/11	2,000,000	2,111,562
1.750%, 11/15/11	5,000,000	5,088,475
0.750%, 11/30/11	3,000,000	3,011,250
4.500%, 11/30/11	6,600,000	6,978,470
1.125%, 12/15/11	3,500,000	3,533,359
1.000%, 12/31/11	6,000,000	6,043,830
1.125%, 1/15/12	5,000,000	5,047,460
0.875%, 1/31/12	5,000,000	5,026,560
4.750%, 1/31/12	5,000,000	5,336,915
1.375%, 2/15/12	5,000,000	5,068,360
4.875%, 2/15/12	3,300,000	3,535,382
0.875%, 2/29/12	10,000,000	10,053,500
1.375%, 3/15/12	5,000,000	5,072,460
1.000%, 3/31/12	5,000,000	5,037,900
1.375%, 4/15/12	2,000,000	2,030,078
1.000%, 4/30/12	22,500,000	22,668,750
1.375%, 5/15/12	3,000,000	3,044,064
0.750%, 5/31/12	23,590,000	23,658,175
4.750%, 5/31/12	5,000,000	5,397,265
1.875%, 6/15/12	5,000,000	5,123,440
4.625%, 7/31/12	600,000	650,063
1.750%, 8/15/12	3,500,000	3,581,211
4.375%, 8/15/12	2,000,000	2,160,156
4.125%, 8/31/12	1,000,000	1,075,391
1.375%, 9/15/12	5,000,000	5,076,170
1.375%, 10/15/12	5,000,000	5,074,220
1.375%, 11/15/12	8,000,000	8,114,376
4.000%, 11/15/12	3,300,000	3,554,460
1.125%, 12/15/12	7,000,000	7,057,421
3.625%, 12/31/12	4,000,000	4,289,688
1.375%, 1/15/13	5,000,000	5,067,190
1.375%, 2/15/13	6,000,000	6,078,750
3.875%, 2/15/13	5,300,000	5,725,240
2.750%, 2/28/13	4,000,000	4,201,248
1.375%, 3/15/13	5,000,000	5,064,850
3.125%, 4/30/13	2,500,000	2,657,813
1.375%, 5/15/13	7,000,000	7,085,330
3.500%, 5/31/13	2,000,000	2,149,218
3.375%, 6/30/13	4,000,000	4,286,564
3.375%, 7/31/13	3,000,000	3,216,564
4.250%, 8/15/13	7,500,000	8,241,210
3.125%, 8/31/13	5,000,000	5,321,875
3.125%, 9/30/13	4,300,000	4,578,158
2.750%, 10/31/13	3,000,000	3,157,266
4.250%, 11/15/13	4,000,000	4,411,248
2.000%, 11/30/13	6,000,000	6,159,372
1.500%, 12/31/13	7,000,000	7,059,066
1.750%, 1/31/14	9,500,000	9,652,893
4.000%, 2/15/14	4,000,000	4,385,936
1.875%, 2/28/14	8,500,000	8,662,027
1.750%, 3/31/14	7,000,000	7,096,796
1.875%, 4/30/14	5,000,000	5,090,235
4.750%, 5/15/14	6,000,000	6,768,750
2.250%, 5/31/14	5,500,000	5,674,883
2.625%, 6/30/14	7,000,000	7,317,737
2.625%, 7/31/14	59,455,000	62,125,838
4.250%, 8/15/14	5,600,000	6,224,310
2.375%, 8/31/14	26,940,000	27,851,326

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

2.375%, 9/30/14	$5,000,000	$5,164,455
2.375%, 10/31/14	7,500,000	7,737,892
4.250%, 11/15/14	5,000,000	5,568,360
2.125%, 11/30/14	5,000,000	5,106,250
2.625%, 12/31/14	3,500,000	3,645,467
2.250%, 1/31/15	15,934,000	16,331,107
4.000%, 2/15/15	4,700,000	5,187,258
2.375%, 2/28/15	6,500,000	6,699,095
2.500%, 3/31/15	47,440,000	49,159,700
2.500%, 4/30/15	2,500,000	2,588,868
2.125%, 5/31/15	27,985,000	28,466,062
4.250%, 8/15/15	6,300,000	7,044,679
4.500%, 11/15/15	3,000,000	3,405,936
4.500%, 2/15/16	5,000,000	5,658,985
2.625%, 2/29/16	6,000,000	6,172,968
2.375%, 3/31/16	750,000	761,075
5.125%, 5/15/16	1,000,000	1,166,953
3.250%, 5/31/16	2,000,000	2,124,376
3.250%, 6/30/16	4,000,000	4,242,188
3.250%, 7/31/16	800,000	848,062
4.875%, 8/15/16	1,600,000	1,852,000
3.000%, 8/31/16	4,000,000	4,174,376
3.000%, 9/30/16	4,500,000	4,692,303
3.125%, 10/31/16	5,000,000	5,244,920
2.750%, 11/30/16	3,000,000	3,075,702
3.250%, 12/31/16	5,500,000	5,797,341
3.125%, 1/31/17	5,500,000	5,752,225
4.625%, 2/15/17	1,600,000	1,827,875
3.000%, 2/28/17	5,000,000	5,190,625
3.250%, 3/31/17	3,000,000	3,161,250
3.125%, 4/30/17	5,000,000	5,226,560
4.500%, 5/15/17	4,000,000	4,550,624
2.750%, 5/31/17	5,000,000	5,105,470
4.750%, 8/15/17	2,800,000	3,237,282
4.250%, 11/15/17	3,300,000	3,707,085
3.500%, 2/15/18	5,000,000	5,344,920
3.875%, 5/15/18	5,800,000	6,339,220
4.000%, 8/15/18	4,200,000	4,619,672
3.750%, 11/15/18	6,400,000	6,896,000
2.750%, 2/15/19	6,000,000	5,977,500
3.125%, 5/15/19	10,000,000	10,208,590
3.625%, 8/15/19	6,250,000	6,608,888
3.375%, 11/15/19	67,380,000	69,785,668
3.500%, 5/15/20	4,500,000	4,709,520

		1,013,459,984

Total Government Securities		2,229,107,707

Total Long-Term Debt Securities (98.3%) (Cost $3,110,185,406)		3,277,763,441

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Diversified Financial Services (0.0%)
Citigroup Capital XII
8.500% (l)	41,000	1,024,590

Thrifts & Mortgage Finance (0.0%)
Fannie Mae
8.250% (l)*	32,375	11,007

	Number of Shares	Value (Note 1)

Freddie Mac
8.375% (l)*	24,725	$8,407

		19,414

Total Preferred Stocks (0.0%) (Cost $2,452,500)		1,044,004

COMMON STOCK:
Information Technology (0.0%)
Computers & Peripherals (0.0%)
Axiohm Transaction Solutions, Inc. (b)*† (Cost $523,827)	4,056	$—

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (2.7%)
Federal Home Loan Bank
0.03%, 7/7/10 (o)(p)	$91,250,000	91,249,543

Time Deposit (1.0%)
JPMorgan Chase Nassau
0.000%, 7/1/10	33,549,162	33,549,162

Total Short-Term Investments (3.7%) (Cost/Amortized Cost $124,799,009)		124,798,705

Total Investments (102.0%) (Cost/Amortized Cost $3,237,960,742)		3,403,606,150
Other Assets Less Liabilities (-2.0%)		(67,393,059)

Net Assets (100%)		$3,336,213,091

*	Non-income producing.
†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2010, the market value of these securities amounted to $76,390,974 or 2.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2010. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2010.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2010.
(p)	Yield to maturity.

Glossary:

CMO	— Collateralized Mortgage Obligation
EUR	— European Currency Unit
TBA	— Security is subject to delayed delivery.
TIPS	— Treasury Inflation Protected Security

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

At June 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 8/25/10	Credit Suisse First Boston	496	$609,136	$606,133	$3,003

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$21,497,055	$—	$21,497,055
Non-Agency CMO	—	168,658,944	—	168,658,944
Common Stocks
Information Technology	—	—	—	—
Corporate Bonds
Consumer Discretionary	—	81,858,211	—	81,858,211
Consumer Staples	—	56,100,107	—	56,100,107
Energy	—	80,266,151	—	80,266,151
Financials	—	345,590,197	—	345,590,197
Health Care	—	48,368,625	—	48,368,625
Industrials	—	51,403,229	—	51,403,229
Information Technology	—	22,521,919	—	22,521,919
Materials	—	59,371,700	—	59,371,700
Telecommunication Services	—	52,698,069	—	52,698,069
Utilities	—	60,321,527	—	60,321,527
Forward Currency Contracts	—	3,003	—	3,003
Government Securities
Agency ABS	—	7,607,198	—	7,607,198
Agency CMO	—	8,255,073	—	8,255,073
Foreign Governments	—	53,901,823	—	53,901,823
Municipal Bonds	—	9,461,031	—	9,461,031
Supranational	—	42,268,293	—	42,268,293
U.S. Government Agencies	—	1,094,154,305	—	1,094,154,305
U.S. Treasuries	—	1,013,459,984	—	1,013,459,984
Preferred Stocks
Financials	1,044,004	—	—	1,044,004
Short-Term Investments	—	124,798,705	—	124,798,705

Total Assets	$1,044,004	$3,402,565,149	$—	$3,403,609,153

Total Liabilities	$—	$—	$—	$—

Total	$1,044,004	$3,402,565,149	$—	$3,403,609,153

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	3,003
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$3,003

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	1,310,105	—	1,310,105
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$1,310,105	$—	$1,310,105

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	248,520	—	248,520
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$248,520	$—	$248,520

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $170,125,000 during the six months ended June 30, 2010.

^ This Portfolio held forward foreign currency to gain an economic hedge against changes in the values of securities held in the Portfolio, that do not qualify for hedge accounting under ASC 815.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,049,538,141
Long-term U.S. Treasury securities	457,119,794

$1,506,657,935

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,396,195,227
Long-term U.S. Treasury securities	357,078,601

$1,753,273,828

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$177,532,847
Aggregate gross unrealized depreciation	(13,521,181)

Net unrealized appreciation	$164,011,666

Federal income tax cost of investments	$3,239,594,484

The Portfolio has a net capital loss carryforward of $212,896,683 of which $2,157,878 expires in the year 2010, $431,165 expires in the year 2013, $21,239,747 expires in the year 2014, $7,279,445 expires in the year 2015, $63,492,926 expires in the year 2016, and $118,295,522 expires in the year 2017.

Included in the capital loss carryforward amounts are $23,147,934 of losses acquired from EQ/Caywood-Scholl High Yield as a result of a tax free reorganization that occurred during the year 2009. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $3,237,960,742)	$3,403,606,150
Cash	88,453
Receivable for forward commitments	31,272,737
Dividends, interest and other receivables	27,380,466
Receivable for securities sold	9,152,640
Receivable from Separate Accounts for Trust shares sold	2,301,967
Unrealized appreciation of forward foreign currency contracts	3,003
Other assets	8,871

Total assets	3,473,814,287

LIABILITIES
Payable for forward commitments	86,047,340
Payable for securities purchased	47,736,486
Payable to Separate Accounts for Trust shares redeemed	1,803,528
Investment management fees payable	1,108,438
Administrative fees payable	424,296
Distribution fees payable - Class IB	146,008
Trustees’ fees payable	2,948
Accrued expenses	332,152

Total liabilities	137,601,196

NET ASSETS	$3,336,213,091

Net assets were comprised of:
Paid in capital	$3,316,772,595
Accumulated undistributed net investment income (loss)	51,749,646
Accumulated undistributed net realized gains (losses) on investments, securities sold short and foreign currency transactions	(197,957,087)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	165,647,937

Net assets	$3,336,213,091

Class IA
Net asset value, offering and redemption price per share, $2,618,010,784 / 275,693,943 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.50

Class IB
Net asset value, offering and redemption price per share, $718,202,307 / 76,054,075 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.44

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Interest	$62,831,225
Dividends	24,927
Securities lending (net)	13,916

Total income	62,870,068

EXPENSES
Investment management fees	6,914,294
Administrative fees	2,644,936
Distribution fees - Class IB	873,190
Printing and mailing expenses	202,552
Professional fees	42,079
Trustees’ fees	40,960
Custodian fees	33,720
Miscellaneous	81,977

Total expenses	10,833,708

NET INVESTMENT INCOME (LOSS)	52,036,360

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	16,006,774
Foreign currency transactions	877,438
Securities sold short	(344,246)

Net realized gain (loss)	16,539,966

Change in unrealized appreciation (depreciation) on:
Securities	108,075,422
Foreign currency translations	246,920

Net change in unrealized appreciation (depreciation)	108,322,342

NET REALIZED AND UNREALIZED GAIN (LOSS)	124,862,308

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$176,898,668

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$52,036,360	$89,651,289
Net realized gain (loss) on investments, securities sold short and foreign currency transactions	16,539,966	(5,049,783)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	108,322,342	100,528,442

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	176,898,668	185,129,948

DIVIDENDS:
Dividends from net investment income
Class IA	—	(85,042,033)
Class IB	—	(19,069,848)

TOTAL DIVIDENDS	—	(104,111,881)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [13,362,288 and 215,902,584 shares, respectively]	123,355,824	1,897,577,984
Capital shares issued in reinvestment of dividends [0 and 9,339,109 shares, respectively]	—	85,042,033
Capital shares repurchased [(43,144,881) and (20,738,015) shares, respectively]	(401,806,679)	(187,237,396)

Total Class IA transactions	(278,450,855)	1,795,382,621

Class IB
Capital shares sold [9,110,943 and 14,294,391 shares, respectively]	83,852,790	128,918,619
Capital shares issued in connection with merger (Note 8)[0 and 33,226,727 shares, respectively]	—	305,253,763
Capital shares issued in reinvestment of dividends [0 and 2,102,751 shares, respectively]	—	19,069,848
Capital shares repurchased [(10,769,418) and (19,051,700) shares, respectively]	(98,931,542)	(171,362,064)

Total Class IB transactions	(15,078,752)	281,880,166

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(293,529,607)	2,077,262,787

TOTAL INCREASE (DECREASE) IN NET ASSETS	(116,630,939)	2,158,280,854
NET ASSETS:
Beginning of period	3,452,844,030	1,294,563,176

End of period (a)	$3,336,213,091	$3,452,844,030

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$51,749,646	$(286,714)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO (jj)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.02	$8.75	$9.94	$10.00	$10.02	$10.20

Income (loss) from investment operations:
Net investment income (loss)	0.14 (e)	0.30 (e)	0.63	0.46 (e)	0.43 (e)	0.36 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.34	0.26	(1.26)	0.01	(0.02)	(0.12)

Total from investment operations	0.48	0.56	(0.63)	0.47	0.41	0.24

Less distributions:
Dividends from net investment income	—	(0.29)	(0.56)	(0.53)	(0.43)	(0.39)
Distributions from net realized gains	—	—	—	—	—	(0.03)

Total dividends and distributions	—	(0.29)	(0.56)	(0.53)	(0.43)	(0.42)

Net asset value, end of period	$9.50	$9.02	$8.75	$9.94	$10.00	$10.02

Total return (b)	5.32%	6.34%	(6.36)%	4.78%	4.06%	2.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,618,011	$2,755,163	$883,979	$1,556,385	$1,644,924	$1,543,231
Ratio of expenses to average net assets:
After waivers (a)	0.58%	0.59%	0.65%	0.64%	0.61%	0.55%
Before waivers (a)	0.58%	0.59%	0.65%	0.64%	0.61%	0.55%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	3.06%	3.38%	4.80%	4.49%	4.25%	3.51%
Before waivers (a)	3.06%	3.38%	4.80%	4.49%	4.25%	3.51%
Portfolio turnover rate	44%	173%	135%	165%	353%	531%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO (jj)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009	2008	2007	2006	2005
Net asset value, beginning of period	$8.98	$8.71	$9.89	$9.95	$9.96	$10.15

Income (loss) from investment operations:
Net investment income (loss)	0.13 (e)	0.28 (e)	0.48	0.43 (e)	0.40 (e)	0.33 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.33	0.25	(1.13)	0.01	(0.01)	(0.13)

Total from investment operations	0.46	0.53	(0.65)	0.44	0.39	0.20

Less distributions:
Dividends from net investment income	—	(0.26)	(0.53)	(0.50)	(0.40)	(0.36)
Distributions from net realized gains	—	—	—	—	—	(0.03)

Total dividends and distributions	—	(0.26)	(0.53)	(0.50)	(0.40)	(0.39)

Net asset value, end of period	$9.44	$8.98	$8.71	$9.89	$9.95	$9.96

Total return (b)	5.12%	6.09%	(6.57)%	4.60%	3.79%	1.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$718,202	$697,681	$410,584	$497,051	$480,846	$465,584
Ratio of expenses to average net assets:
After waivers (a)	0.83%	0.84%	0.90%	0.89%	0.86%	0.80%
Before waivers (a)	0.83%	0.84%	0.90%	0.89%	0.86%	0.80%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.83%	3.09%	4.53%	4.24%	4.00%	3.26%
Before waivers (a)	2.83%	3.09%	4.53%	4.24%	4.00%	3.26%
Portfolio turnover rate	44%	173%	135%	165%	353%	531%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.
(jj)	On September 18, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Caywood-Scholl High Yield Bond Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the EQ/Quality Bond PLUS Portfolio.

See Notes to Financial Statements.

EQ/SMALL COMPANY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Financials	21.4%
Information Technology	17.9
Industrials	15.3
Health Care	13.8
Consumer Discretionary	13.8
Energy	5.4
Materials	4.8
Consumer Staples	3.3
Utilities	3.2
Telecommunication Services	1.0
Cash and Other	0.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$978.60	$1.82
Hypothetical (5% average return before expenses)	1,000.00	1,022.96	1.86
Class IB
Actual	1,000.00	977.50	3.04
Hypothetical (5% average return before expenses)	1,000.00	1,021.72	3.11

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.37% and 0.62%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.8%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.*	62,775	$460,141
Cooper Tire & Rubber Co.	55,722	1,086,579
Dana Holding Corp.*	118,365	1,183,650
Dorman Products, Inc.*	10,700	217,531
Drew Industries, Inc.*	18,670	377,134
Exide Technologies, Inc.*	60,600	315,120
Fuel Systems Solutions, Inc.*	11,658	302,525
Modine Manufacturing Co.*	39,726	305,096
Standard Motor Products, Inc.	17,181	138,650
Superior Industries International, Inc.	16,146	217,002
Tenneco, Inc.*	52,397	1,103,481

		5,706,909

Automobiles (0.0%)
Winnebago Industries, Inc.*	18,846	187,329

Distributors (0.0%)
Audiovox Corp., Class A*	20,901	153,622

Diversified Consumer Services (1.3%)
American Public Education, Inc.*	16,907	738,836
Bridgepoint Education, Inc.*	12,904	204,012
Capella Education Co.*	12,845	1,044,941
Coinstar, Inc.*	28,586	1,228,340
Corinthian Colleges, Inc.*	76,921	757,672
Grand Canyon Education, Inc.*	24,848	582,189
K12, Inc.*	21,984	487,605
Lincoln Educational Services Corp.*	13,200	271,788
Mac-Gray Corp.	14,347	159,825
Matthews International Corp., Class A	26,639	779,990
Pre-Paid Legal Services, Inc.*	5,500	250,195
Regis Corp.	53,252	829,134
Sotheby’s, Inc.	60,802	1,390,542
Steiner Leisure Ltd.*	13,032	500,950
Stewart Enterprises, Inc., Class A	69,487	375,925
Universal Technical Institute, Inc.*	19,093	451,358

		10,053,302

Hotels, Restaurants & Leisure (2.4%)
AFC Enterprises, Inc.*	1,000	9,100
Ambassadors Group, Inc.	18,284	206,426
Ameristar Casinos, Inc.	22,251	335,100
Biglari Holdings, Inc.*	1,491	427,768
BJ’s Restaurants, Inc.*	13,634	321,762
Bob Evans Farms, Inc.	27,190	669,418
Boyd Gaming Corp.*	43,200	366,768
Buffalo Wild Wings, Inc.*	16,900	618,202
California Pizza Kitchen, Inc.*	15,972	241,976
CEC Entertainment, Inc.*	18,498	652,239
Cheesecake Factory, Inc.*	56,521	1,258,157
Churchill Downs, Inc.	6,793	222,810
CKE Restaurants, Inc.	40,555	508,154
Cracker Barrel Old Country Store, Inc.	20,623	960,207
Denny’s Corp.*	79,400	206,440

	Number of Shares	Value (Note 1)

DineEquity, Inc.*	16,481	$460,150
Domino’s Pizza, Inc.*	31,513	356,097
Einstein Noah Restaurant Group, Inc.*	709	7,650
Gaylord Entertainment Co.*	27,776	613,572
Interval Leisure Group, Inc.*	36,800	458,160
Isle of Capri Casinos, Inc.*	19,700	182,422
Jack in the Box, Inc.*	54,639	1,062,729
Landry’s Restaurants, Inc.*	10,000	244,600
Life Time Fitness, Inc.*	37,500	1,192,125
Orient-Express Hotels Ltd., Class A*	71,509	529,167
P.F. Chang’s China Bistro, Inc.	22,760	902,434
Papa John’s International, Inc.*	17,571	406,242
Peet’s Coffee & Tea, Inc.*	12,568	493,545
Pinnacle Entertainment, Inc.*	55,600	525,976
Red Robin Gourmet Burgers, Inc.*	14,746	253,041
Ruby Tuesday, Inc.*	49,828	423,538
Scientific Games Corp., Class A*	52,100	479,320
Shuffle Master, Inc.*	59,049	472,982
Sonic Corp.*	51,138	396,320
Speedway Motorsports, Inc.	17,200	233,232
Texas Roadhouse, Inc.*	39,618	499,979
Vail Resorts, Inc.*	26,794	935,379

		18,133,187

Household Durables (0.7%)
American Greetings Corp., Class A	42,357	794,617
Beazer Homes USA, Inc.*	51,600	187,308
Blyth, Inc.	4,800	163,536
Ethan Allen Interiors, Inc.	21,554	301,540
Furniture Brands International, Inc.*	34,100	178,002
Helen of Troy Ltd.*	28,998	639,696
Hooker Furniture Corp.	1,960	20,894
Hovnanian Enterprises, Inc., Class A*	53,685	197,561
iRobot Corp.*	15,900	298,761
La-Z-Boy, Inc.*	49,009	364,137
Meritage Homes Corp.*	29,039	472,755
National Presto Industries, Inc.	3,572	331,696
Ryland Group, Inc.	40,456	640,014
Sealy Corp.*	63,330	169,091
Standard Pacific Corp.*	93,615	311,738

		5,071,346

Internet & Catalog Retail (0.5%)
Blue Nile, Inc.*	10,768	506,958
Drugstore.Com, Inc.*	75,200	231,616
HSN, Inc.*	36,968	887,232
NutriSystem, Inc.	29,067	666,797
Orbitz Worldwide, Inc.*	32,831	125,086
Overstock.com, Inc.*	12,900	233,103
PetMed Express, Inc.	18,009	320,560
Shutterfly, Inc.*	21,797	522,256

		3,493,608

Leisure Equipment & Products (0.8%)
Brunswick Corp.	82,858	1,029,925
Callaway Golf Co.	52,763	318,688

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Eastman Kodak Co.*	249,591	$1,083,225
JAKKS Pacific, Inc.*	21,998	316,331
Polaris Industries, Inc.	25,351	1,384,672
Pool Corp.	42,178	924,542
RC2 Corp.*	15,807	254,651
Smith & Wesson Holding Corp.*	48,135	196,872
Sturm Ruger & Co., Inc.	17,705	253,713

		5,762,619

Media (1.4%)
Arbitron, Inc.	24,981	640,263
Ascent Media Corp., Class A*	13,131	331,689
Belo Corp., Class A*	76,323	434,278
Cinemark Holdings, Inc.	45,678	600,666
CKX, Inc.*	49,418	246,596
Dex One Corp.*	40,100	761,900
Entercom Communications Corp., Class A*	23,900	210,798
EW Scripps Co., Class A*	27,900	207,297
Global Sources Ltd.*	31,800	249,312
Harte-Hanks, Inc.	36,841	384,988
Journal Communications, Inc., Class A*	1,360	5,399
Knology, Inc.*	36,304	396,803
LIN TV Corp., Class A*	5,129	27,748
Lions Gate Entertainment Corp.*	54,500	380,410
Live Nation Entertainment, Inc.*	116,413	1,216,516
McClatchy Co., Class A*	52,600	191,464
Mediacom Communications Corp., Class A*	35,800	240,576
National CineMedia, Inc.	38,023	633,463
Playboy Enterprises, Inc., Class B*	1,417	5,951
PRIMEDIA, Inc.	3,602	10,554
RCN Corp.*	30,227	447,662
ReachLocal, Inc.*	16,100	208,817
Scholastic Corp.	22,160	534,499
Sinclair Broadcast Group, Inc., Class A*	36,300	211,629
SuperMedia, Inc.*	10,300	188,387
Valassis Communications, Inc.*	44,834	1,422,135
Value Line, Inc.	2,481	45,005
Warner Music Group Corp.*	49,200	239,112
World Wrestling Entertainment, Inc., Class A	19,862	309,053

		10,782,970

Multiline Retail (0.4%)
99 Cents Only Stores*	41,149	609,005
Dillard’s, Inc., Class A	42,333	910,160
Fred’s, Inc., Class A	35,015	387,266
Retail Ventures, Inc.*	28,200	220,524
Saks, Inc.*	110,616	839,575

		2,966,530

Specialty Retail (3.3%)
AnnTaylor Stores Corp.*	54,504	886,780
Asbury Automotive Group, Inc.*	30,242	318,751
Barnes & Noble, Inc.	30,900	398,610
bebe Stores, Inc.	37,500	240,000
Big 5 Sporting Goods Corp.	29,655	389,667
Borders Group, Inc.*	81,131	107,904

	Number of Shares	Value (Note 1)

Brown Shoe Co., Inc.	39,863	$605,120
Buckle, Inc.	23,389	758,271
Cabela’s, Inc.*	35,935	508,121
Cato Corp., Class A	23,623	520,178
Charming Shoppes, Inc.*	107,653	403,699
Children’s Place Retail Stores, Inc.*	21,690	954,794
Christopher & Banks Corp.	29,600	183,224
Citi Trends, Inc.*	15,079	496,702
Coldwater Creek, Inc.*	47,200	158,592
Collective Brands, Inc.*	60,250	951,950
Conn’s, Inc.*	15,400	90,552
Dress Barn, Inc.*	50,712	1,207,453
DSW, Inc., Class A*	10,100	226,846
Express, Inc.*	14,300	234,091
Finish Line, Inc., Class A	40,613	565,739
Genesco, Inc.*	20,857	548,748
Group 1 Automotive, Inc.*	19,837	466,765
Gymboree Corp.*	26,615	1,136,727
hhgregg, Inc.*	11,300	263,516
Hibbett Sports, Inc.*	24,155	578,754
Jo-Ann Stores, Inc.*	23,333	875,221
JoS. A. Bank Clothiers, Inc.*	15,725	848,993
Kirkland’s, Inc.*	13,400	226,125
Lumber Liquidators Holdings, Inc.*	14,176	330,726
Men’s Wearhouse, Inc.	45,251	830,808
Monro Muffler Brake, Inc.	14,403	569,351
OfficeMax, Inc.*	70,987	927,090
Penske Automotive Group, Inc.*	35,500	403,280
PEP Boys-Manny, Moe & Jack	39,777	352,424
Pier 1 Imports, Inc.*	98,656	632,385
Rent-A-Center, Inc.*	62,903	1,274,415
Rue21, Inc.*	11,800	358,012
Sally Beauty Holdings, Inc.*	88,901	728,988
Select Comfort Corp.*	43,800	383,250
Sonic Automotive, Inc., Class A*	22,725	194,526
Stage Stores, Inc.	36,374	388,474
Systemax, Inc.	14,000	210,980
Talbots, Inc.*	56,300	580,453
Ulta Salon Cosmetics & Fragrance, Inc.*	26,325	622,849
Vitamin Shoppe, Inc.*	12,800	328,320
Wet Seal, Inc., Class A*	90,801	331,424
Zumiez, Inc.*	16,900	272,259

		24,871,907

Textiles, Apparel & Luxury Goods (2.2%)
American Apparel, Inc.*	38,853	71,101
Carter’s, Inc.*	46,172	1,212,015
Cherokee, Inc.	8,679	148,411
Columbia Sportswear Co.	9,634	449,619
Crocs, Inc.*	77,134	816,078
Deckers Outdoor Corp.*	11,801	1,686,009
G-III Apparel Group Ltd.*	12,100	276,969
Iconix Brand Group, Inc.*	66,531	956,050
Jones Apparel Group, Inc.	79,494	1,259,980
K-Swiss, Inc., Class A*	21,600	242,568
Liz Claiborne, Inc.*	88,465	373,322
Maidenform Brands, Inc.*	17,330	352,839
Oxford Industries, Inc.	11,100	232,323
Quiksilver, Inc.*	105,800	391,460

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Skechers U.S.A., Inc., Class A*	31,479	$1,149,613
Steven Madden Ltd.*	23,985	756,007
Timberland Co., Class A*	40,846	659,663
True Religion Apparel, Inc.*	23,610	521,072
Under Armour, Inc., Class A*	29,767	986,181
UniFirst Corp.	12,705	559,274
Volcom, Inc.*	25,203	468,020
Warnaco Group, Inc.*	41,097	1,485,245
Wolverine World Wide, Inc.	44,940	1,133,387

		16,187,206

Total Consumer Discretionary		103,370,535

Consumer Staples (3.3%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	7,274	490,631
Heckmann Corp.*	74,457	345,481

		836,112

Food & Staples Retailing (0.9%)
Andersons, Inc.	14,406	469,492
Casey’s General Stores, Inc.	47,113	1,644,244
Great Atlantic & Pacific Tea Co., Inc.*	38,177	148,890
Nash Finch Co.	9,061	309,524
Pantry, Inc.*	16,735	236,131
Pricesmart, Inc.	9,952	231,185
Rite Aid Corp.*	447,000	438,060
Ruddick Corp.	36,902	1,143,593
Spartan Stores, Inc.	17,070	234,200
Susser Holdings Corp.*	15,744	185,622
United Natural Foods, Inc.*	40,788	1,218,745
Village Super Market, Inc., Class A	3,779	99,199
Weis Markets, Inc.	8,051	264,958
Winn-Dixie Stores, Inc.*	51,434	495,824

		7,119,667

Food Products (1.5%)
Alico, Inc.	7,030	161,549
American Italian Pasta Co., Class A*	19,499	1,030,912
B&G Foods, Inc., Class A	39,300	423,654
Cal-Maine Foods, Inc.	11,692	373,326
Chiquita Brands International, Inc.*	41,200	500,580
Darling International, Inc.*	68,297	512,910
Diamond Foods, Inc.	18,037	741,321
Dole Food Co., Inc.*	30,236	315,361
Farmer Bros Co.	9,617	145,120
Fresh Del Monte Produce, Inc.*	37,404	757,057
Griffin Land & Nurseries, Inc.	7,162	181,915
Hain Celestial Group, Inc.*	37,980	766,057
J&J Snack Foods Corp.	11,703	492,696
Lancaster Colony Corp.	18,237	973,126
Lance, Inc.	25,540	421,155
Lifeway Foods, Inc.*	17,415	169,622
Pilgrim’s Pride Corp.*	39,000	256,230
Sanderson Farms, Inc.	17,293	877,447
Synutra International, Inc.*	14,900	240,933
Tootsie Roll Industries, Inc.	20,638	488,089
TreeHouse Foods, Inc.*	28,333	1,293,685

		11,122,745

	Number of Shares	Value (Note 1)

Household Products (0.2%)
Central Garden & Pet Co., Class A*	61,133	$548,363
Spectrum Brands Holdings, Inc.*	14,600	370,256
WD-40 Co.	12,027	401,702

		1,320,321

Personal Products (0.3%)
Elizabeth Arden, Inc.*	19,800	287,496
Medifast, Inc.*	15,180	393,314
Nu Skin Enterprises, Inc., Class A	46,059	1,148,251
Prestige Brands Holdings, Inc.*	27,800	196,824
Revlon, Inc., Class A*	16,600	185,256

		2,211,141

Tobacco (0.3%)
Alliance One International, Inc.*	75,924	270,289
Star Scientific, Inc.*	67,907	111,367
Universal Corp.	22,253	882,999
Vector Group Ltd.	42,936	722,184

		1,986,839

Total Consumer Staples		24,596,825

Energy (5.4%)
Energy Equipment & Services (1.9%)
Allis-Chalmers Energy, Inc.*	50,155	103,319
Basic Energy Services, Inc.*	27,200	209,440
Bristow Group, Inc.*	27,080	796,152
Cal Dive International, Inc.*	75,498	441,663
CARBO Ceramics, Inc.	18,461	1,332,700
Complete Production Services, Inc.*	54,440	778,492
Dawson Geophysical Co.*	8,463	180,008
Dril-Quip, Inc.*	27,205	1,197,564
Forbes Energy Services Ltd.*	8,600	3,635
Global Geophysical Services, Inc.*	27,000	188,190
Global Industries Ltd.*	92,802	416,681
Gulf Island Fabrication, Inc.	10,396	161,346
Gulfmark Offshore, Inc., Class A*	19,255	504,481
Helix Energy Solutions Group, Inc.*	83,800	902,526
Hercules Offshore, Inc.*	97,424	236,740
Hornbeck Offshore Services, Inc.*	21,834	318,777
ION Geophysical Corp.*	105,500	367,140
Key Energy Services, Inc.*	115,072	1,056,361
Lufkin Industries, Inc.	24,788	966,484
Natural Gas Services Group, Inc.*	10,277	155,491
Newpark Resources, Inc.*	70,202	424,722
OYO Geospace Corp.*	6,082	294,856
Parker Drilling Co.*	102,029	403,015
PHI, Inc.*	11,248	158,484
Pioneer Drilling Co.*	43,400	246,078
RPC, Inc.	26,148	356,920
Superior Well Services, Inc.*	11,848	198,099
T-3 Energy Services, Inc.*	11,250	313,875
Tesco Corp.*	24,200	297,176
TETRA Technologies, Inc.*	70,061	636,154
Union Drilling, Inc.*	27,798	153,167
Vantage Drilling Co.*	149,600	201,960
Willbros Group, Inc.*	31,198	230,865

		14,232,561

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (3.5%)
Alon USA Energy, Inc.	22,437	$142,699
American Oil & Gas, Inc.*	40,300	253,084
Apco Oil and Gas International, Inc.	7,755	182,320
Approach Resources, Inc.*	6,377	43,874
Arena Resources, Inc.*	35,270	1,125,113
ATP Oil & Gas Corp.*	33,749	357,402
Berry Petroleum Co., Class A	40,021	1,029,340
Bill Barrett Corp.*	36,802	1,132,398
BPZ Resources, Inc.*	73,455	304,838
Brigham Exploration Co.*	95,496	1,468,728
CAMAC Energy, Inc.*	57,700	215,221
Carrizo Oil & Gas, Inc.*	26,003	403,827
Clayton Williams Energy, Inc.*	6,800	286,416
Clean Energy Fuels Corp.*	29,059	434,141
Cloud Peak Energy, Inc.*	25,577	339,151
Contango Oil & Gas Co.*	10,649	476,543
Crosstex Energy, Inc.*	22,111	141,732
CVR Energy, Inc.*	19,568	147,151
Delek U.S. Holdings, Inc.	32,500	237,250
Delta Petroleum Corp.*	162,877	140,074
DHT Holdings, Inc.	42,163	162,328
Energy Partners Ltd.*	23,200	283,272
Energy XXI Bermuda Ltd.*	40,600	640,668
General Maritime Corp.	37,717	227,811
GMX Resources, Inc.*	26,525	172,147
Golar LNG Ltd.	29,787	293,998
Goodrich Petroleum Corp.*	22,492	269,904
Green Plains Renewable Energy, Inc.*	17,600	179,872
Gulfport Energy Corp.*	22,294	264,407
Hallador Energy Co.*	21,100	188,845
Harvest Natural Resources, Inc.*	31,469	231,927
Houston American Energy Corp.	18,500	182,410
International Coal Group, Inc.*	105,255	405,232
Isramco, Inc.*	200	9,436
James River Coal Co.*	22,038	350,845
Jura Energy Corp.*	6,900	162
Knightsbridge Tankers Ltd.	16,250	285,837
Kodiak Oil & Gas Corp.*	95,600	304,964
McMoRan Exploration Co.*	70,819	786,799
Nordic American Tanker Shipping Ltd.	37,501	1,053,403
Northern Oil and Gas, Inc.*	34,161	438,627
Overseas Shipholding Group, Inc.	20,500	759,320
Panhandle Oil and Gas, Inc., Class A	8,020	211,969
Patriot Coal Corp.*	59,473	698,808
Penn Virginia Corp.	39,395	792,233
Petroleum Development Corp.*	21,161	542,145
PetroQuest Energy, Inc.*	47,459	320,823
Resolute Energy Corp.*	30,500	373,320
Rex Energy Corp.*	30,890	311,989
Rosetta Resources, Inc.*	46,424	919,659
Ship Finance International Ltd.	36,005	643,769
Stone Energy Corp.*	32,982	368,079
Swift Energy Co.*	34,769	935,634
Teekay Tankers Ltd., Class A	21,657	241,042
TransAtlantic Petroleum Ltd.*	118,100	374,377
USEC, Inc.*	96,814	460,835
VAALCO Energy, Inc.*	43,353	242,777

	Number of Shares	Value (Note 1)

Venoco, Inc.*	18,600	$306,342
W&T Offshore, Inc.	31,644	299,352
Western Refining, Inc.*	34,603	174,053
World Fuel Services Corp.	54,116	1,403,769

		25,974,491

Total Energy		40,207,052

Financials (21.3%)
Capital Markets (2.1%)
American Capital Ltd.*	276,907	1,334,692
Apollo Investment Corp.	144,691	1,349,967
Artio Global Investors, Inc.	23,269	366,254
BGC Partners, Inc., Class A	45,700	233,527
BlackRock Kelso Capital Corp.	45,469	448,779
Calamos Asset Management, Inc., Class A	15,571	144,499
Capital Southwest Corp.	2,190	192,523
Cohen & Steers, Inc.	14,609	302,991
Cowen Group, Inc., Class A*	17,700	72,570
Diamond Hill Investment Group, Inc.	1,713	97,110
Duff & Phelps Corp., Class A	12,595	159,075
Epoch Holding Corp.	10,500	128,835
Evercore Partners, Inc., Class A	12,311	287,462
Fifth Street Finance Corp.	29,609	326,587
Financial Engines, Inc.*	15,900	216,240
GAMCO Investors, Inc., Class A	6,200	230,640
GFI Group, Inc.	57,997	323,623
Gladstone Capital Corp.	18,501	199,996
Gladstone Investment Corp.	18,204	106,129
Gleacher & Co., Inc.*	121,552	309,958
Harris & Harris Group, Inc.*	25,500	104,295
Hercules Technology Growth Capital, Inc.	29,107	268,075
International Assets Holding Corp.*	10,976	175,616
Investment Technology Group, Inc.*	34,900	560,494
JMP Group, Inc.	12,100	74,899
KBW, Inc.*	28,733	616,036
Knight Capital Group, Inc., Class A*	76,705	1,057,762
LaBranche & Co., Inc.*	42,908	183,646
Main Street Capital Corp.	8,200	122,426
MCG Capital Corp.	53,936	260,511
MF Global Holdings Ltd.*	79,882	456,126
MVC Capital, Inc.	17,800	229,976
NGP Capital Resources Co.	17,841	127,920
Oppenheimer Holdings, Inc., Class A	7,800	186,810
optionsXpress Holdings, Inc.*	37,127	584,379
PennantPark Investment Corp.	21,558	205,879
Penson Worldwide, Inc.*	15,149	85,440
Piper Jaffray Cos., Inc.*	16,281	524,574
Prospect Capital Corp.	52,045	502,234
Pzena Investment Management, Inc., Class A	36,400	231,868
Safeguard Scientifics, Inc.*	15,827	167,133
Sanders Morris Harris Group, Inc.	16,900	93,795
Solar Capital Ltd.	12,500	240,750
Stifel Financial Corp.*	24,761	1,074,380

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

SWS Group, Inc.	20,283	$192,689
Thomas Weisel Partners Group, Inc.*	17,050	100,424
TICC Capital Corp.	21,900	183,960
TradeStation Group, Inc.*	27,700	186,975
Triangle Capital Corp.	8,700	123,714
Virtus Investment Partners, Inc.*	3,578	66,980
Westwood Holdings Group, Inc.	4,297	151,040

		15,972,263

Commercial Banks (6.4%)
1st Source Corp.	10,620	179,690
Alliance Financial Corp./New York	3,400	94,520
American National Bankshares, Inc.	5,000	106,950
Ameris Bancorp*	11,555	111,619
Ames National Corp.	7,850	153,389
Arrow Financial Corp.	7,495	173,135
BancFirst Corp.	6,400	233,536
Banco Latinoamericano de Comercio Exterior S.A., Class E	24,681	308,266
Bancorp Rhode Island, Inc.	3,000	78,600
Bancorp, Inc./Delaware*	16,500	129,195
Bank of Marin Bancorp/California	4,300	137,299
Bank of the Ozarks, Inc.	11,169	396,164
Boston Private Financial Holdings, Inc.	61,370	394,609
Bridge Bancorp, Inc.	7,581	184,067
Bryn Mawr Bank Corp.	7,680	128,870
Camden National Corp.	6,493	178,363
Capital City Bank Group, Inc.	9,800	121,324
Cardinal Financial Corp.	22,843	211,069
Cathay General Bancorp	64,847	669,870
Centerstate Banks, Inc.	15,293	154,306
Chemical Financial Corp.	17,541	382,043
Citizens & Northern Corp.	9,802	104,881
Citizens Republic Bancorp, Inc.*	335,212	284,930
City Holding Co.	14,550	405,654
CNB Financial Corp./Pennsylvania	7,100	77,958
CoBiz Financial, Inc.	24,221	159,616
Columbia Banking System, Inc.	31,455	574,368
Community Bank System, Inc.	25,878	570,092
Community Trust Bancorp, Inc.	13,296	333,730
CVB Financial Corp.	69,987	664,876
Danvers Bancorp, Inc.	15,688	226,692
Eagle Bancorp, Inc.*	12,500	147,250
Enterprise Financial Services Corp.	11,395	109,848
F.N.B. Corp./Pennsylvania	94,051	755,230
Financial Institutions, Inc.	13,885	246,598
First Bancorp, Inc./Maine	7,219	94,785
First Bancorp/North Carolina	12,510	181,270
First Bancorp/Puerto Rico*	57,149	30,289
First Busey Corp.	39,706	179,868
First Commonwealth Financial Corp.	76,813	403,268
First Community Bancshares, Inc./Virginia	12,200	179,218

	Number of Shares	Value (Note 1)

First Financial Bancorp	47,316	$707,374
First Financial Bankshares, Inc.	17,208	827,533
First Financial Corp./Indiana	10,238	264,243
First Interstate Bancsystem, Inc.	15,400	242,242
First Merchants Corp.	20,952	177,673
First Midwest Bancorp, Inc./Illinois	61,668	749,883
First of Long Island Corp.	4,500	115,695
First South Bancorp, Inc./North Carolina	6,695	71,034
FirstMerit Corp.	87,569	1,500,057
German American Bancorp, Inc.	9,100	139,230
Glacier Bancorp, Inc.	59,314	870,136
Great Southern Bancorp, Inc.	8,530	173,244
Hancock Holding Co.	22,533	751,701
Heartland Financial USA, Inc.	10,900	188,352
Heritage Financial Corp./Washington*	7,600	113,772
Home Bancorp, Inc.*	7,400	95,534
Home Bancshares, Inc./Arkansas	17,750	404,878
Hudson Valley Holding Corp.	10,000	231,200
IBERIABANK Corp.	22,185	1,142,084
Independent Bank Corp./Massachusetts	19,586	483,382
International Bancshares Corp.	46,090	769,242
Investors Bancorp, Inc.*	38,148	500,502
Lakeland Bancorp, Inc.	23,228	197,903
Lakeland Financial Corp.	12,777	255,284
MainSource Financial Group, Inc.	16,581	118,886
MB Financial, Inc.	41,451	762,284
Merchants Bancshares, Inc.	3,900	86,658
Metro Bancorp, Inc.*	11,823	145,896
Nara Bancorp, Inc.*	28,055	236,504
National Bankshares, Inc./Virginia	8,044	194,906
National Penn Bancshares, Inc.	107,391	645,420
NBT Bancorp, Inc.	29,778	608,067
Northfield Bancorp, Inc./New Jersey	13,959	181,188
Old National Bancorp/Indiana	75,539	782,584
OmniAmerican Bancorp, Inc.*	9,800	110,642
Oriental Financial Group, Inc.	27,200	344,352
Orrstown Financial Services, Inc.	5,265	116,514
Pacific Continental Corp.	15,630	148,016
PacWest Bancorp	25,416	465,367
Park National Corp.	10,148	660,026
Peapack Gladstone Financial Corp.	7,200	84,240
Penns Woods Bancorp, Inc.	3,200	97,344
Peoples Bancorp, Inc./Ohio	10,220	148,190
Pinnacle Financial Partners, Inc.*	30,777	395,484
PrivateBancorp, Inc.	44,370	491,620
Prosperity Bancshares, Inc.	38,084	1,323,419
Renasant Corp.	16,481	236,502
Republic Bancorp, Inc./Kentucky, Class A	7,700	172,480
S&T Bancorp, Inc.	20,325	401,622
Sandy Spring Bancorp, Inc.	19,851	278,113
Santander BanCorp*	21,500	271,760
SCBT Financial Corp.	10,334	363,963
Sierra Bancorp	10,066	115,759
Signature Bank/New York*	33,467	1,272,081

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Simmons First National Corp., Class A	13,801	$362,414
Southside Bancshares, Inc.	11,400	223,896
Southwest Bancorp, Inc./Oklahoma	15,157	201,437
State Bancorp, Inc./New York	13,496	128,212
StellarOne Corp.	16,896	215,762
Sterling Bancorp/New York	21,698	195,282
Sterling Bancshares, Inc./Texas	84,567	398,311
Suffolk Bancorp	7,962	246,344
Susquehanna Bancshares, Inc.	107,514	895,592
SVB Financial Group*	34,606	1,426,805
Texas Capital Bancshares, Inc.*	32,423	531,737
Tompkins Financial Corp.	8,250	311,438
Tower Bancorp, Inc.	3,900	85,371
TowneBank/Virginia	19,182	278,523
Trico Bancshares	10,216	172,957
Trustmark Corp.	53,380	1,111,372
UMB Financial Corp.	26,518	942,980
Umpqua Holdings Corp.	91,804	1,053,910
Union First Market Bankshares Corp.	21,402	262,389
United Bankshares, Inc.	34,217	819,155
United Community Banks, Inc./Georgia*	69,740	275,473
Univest Corp. of Pennsylvania	14,726	255,054
Washington Banking Co.	12,600	161,154
Washington Trust Bancorp, Inc.	11,060	188,462
Webster Financial Corp.	56,165	1,007,600
WesBanco, Inc.	18,898	318,431
West Bancorp, Inc.*	21,026	143,187
Westamerica Bancorp	24,074	1,264,366
Western Alliance Bancorp*	38,960	279,343
Whitney Holding Corp./Louisiana	77,400	715,950
Wilshire Bancorp, Inc.	15,900	139,125
Wintrust Financial Corp.	24,912	830,566

		47,931,968

Consumer Finance (0.6%)
Advance America Cash Advance Centers, Inc.	38,977	160,975
Cardtronics, Inc.*	21,600	279,936
Cash America International, Inc.	24,338	834,063
Credit Acceptance Corp.*	5,111	249,264
Dollar Financial Corp.*	21,405	423,605
EZCORP, Inc., Class A*	37,296	691,841
First Cash Financial Services, Inc.*	20,968	457,102
First Marblehead Corp.*	50,900	119,615
Nelnet, Inc., Class A	16,369	315,594
Student Loan Corp.	9,100	219,128
World Acceptance Corp.*	13,381	512,626

		4,263,749

Diversified Financial Services (0.5%)
Asset Acceptance Capital Corp.*	12,300	50,922
Compass Diversified Holdings	25,898	347,292
Encore Capital Group, Inc.*	11,444	235,861
Life Partners Holdings, Inc.	6,097	124,745
MarketAxess Holdings, Inc.	29,512	406,970
Medallion Financial Corp.	12,930	85,338
NewStar Financial, Inc.*	22,828	145,186

	Number of Shares	Value (Note 1)

PHH Corp.*	44,915	$855,182
PICO Holdings, Inc.*	17,775	532,717
Portfolio Recovery Associates, Inc.*	13,516	902,598

		3,686,811

Insurance (3.0%)
Alterra Capital Holdings Ltd.	77,214	1,450,079
Ambac Financial Group, Inc.*	237,100	158,857
American Equity Investment Life Holding Co.	49,493	510,768
American Physicians Capital, Inc.	6,900	212,865
American Physicians Service Group, Inc.	5,300	129,585
American Safety Insurance Holdings Ltd.*	9,506	149,434
AMERISAFE, Inc.*	15,600	273,780
Amtrust Financial Services, Inc.	24,746	297,942
Argo Group International Holdings Ltd.	26,939	824,064
Baldwin & Lyons, Inc., Class B	6,923	145,452
Citizens, Inc./Texas*	25,949	172,820
CNA Surety Corp.*	14,287	229,592
CNO Financial Group, Inc.*	210,501	1,041,980
Delphi Financial Group, Inc., Class A	38,659	943,666
Donegal Group, Inc., Class A	10,144	124,670
eHealth, Inc.*	18,610	211,596
EMC Insurance Group, Inc.	4,080	89,474
Employers Holdings, Inc.	38,801	571,539
Enstar Group, Ltd.*	5,188	344,691
FBL Financial Group, Inc., Class A	10,900	228,900
First American Financial Corp.	83,300	1,056,244
First Mercury Financial Corp.	12,143	128,473
Flagstone Reinsurance Holdings S.A.	35,395	382,974
FPIC Insurance Group, Inc.*	8,998	230,799
Gerova Financial Group Ltd.*	19,700	106,577
Greenlight Capital Reinsurance Ltd., Class A*	23,193	584,232
Harleysville Group, Inc.	11,188	347,164
Hilltop Holdings, Inc.*	32,684	327,167
Horace Mann Educators Corp.	32,637	499,346
Infinity Property & Casualty Corp.	11,552	533,471
Kansas City Life Insurance Co.	3,500	103,495
Maiden Holdings Ltd.	43,061	282,911
Meadowbrook Insurance Group, Inc.	47,777	412,315
Montpelier Reinsurance Holdings Ltd.	58,593	874,793
National Financial Partners Corp.*	34,969	341,647
National Interstate Corp.	17,000	336,940
National Western Life Insurance Co., Class A	1,905	291,008
Navigators Group, Inc.*	12,303	506,022
Platinum Underwriters Holdings Ltd.	36,727	1,332,823
PMA Capital Corp., Class A*	26,583	174,119
Presidential Life Corp.	14,858	135,208

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Primerica, Inc.*	19,300	$413,792
ProAssurance Corp.*	27,297	1,549,378
RLI Corp.	16,348	858,433
Safety Insurance Group, Inc.	10,875	402,592
SeaBright Holdings, Inc.	18,420	174,622
Selective Insurance Group, Inc.	43,532	646,886
State Auto Financial Corp.	11,834	183,545
Stewart Information Services Corp.	12,627	113,896
Tower Group, Inc.	38,921	837,969
United America Indemnity Ltd., Class A*	29,323	215,817
United Fire & Casualty Co.	20,164	399,650

		22,896,062

Real Estate Investment Trusts (REITs) (7.0%)
Acadia Realty Trust (REIT)	32,673	549,560
Agree Realty Corp. (REIT)	5,912	137,868
Alexander’s, Inc. (REIT)	1,775	537,683
American Campus Communities, Inc. (REIT)	43,033	1,174,371
American Capital Agency Corp. (REIT)	26,244	693,366
Anworth Mortgage Asset Corp. (REIT)	93,511	665,798
Apollo Commercial Real Estate Finance, Inc. (REIT)	8,200	134,972
Ashford Hospitality Trust, Inc. (REIT)*	43,700	320,321
Associated Estates Realty Corp. (REIT)	25,324	327,946
BioMed Realty Trust, Inc. (REIT)	93,247	1,500,344
CapLease, Inc. (REIT)	40,725	187,742
Capstead Mortgage Corp. (REIT)	57,077	631,272
CBL & Associates Properties, Inc. (REIT)	113,738	1,414,901
Cedar Shopping Centers, Inc. (REIT)	33,046	198,937
Chesapeake Lodging Trust (REIT)*	6,200	98,084
Cogdell Spencer, Inc. (REIT)	24,700	166,972
Colonial Properties Trust (REIT)	56,333	818,518
Colony Financial, Inc. (REIT)	12,046	203,577
Cousins Properties, Inc. (REIT)	68,927	464,568
CreXus Investment Corp. (REIT)	11,200	139,216
Cypress Sharpridge Investments, Inc. (REIT)	14,025	177,557
DCT Industrial Trust, Inc. (REIT)	168,600	762,072
DiamondRock Hospitality Co. (REIT)*	123,698	1,016,798
DuPont Fabros Technology, Inc. (REIT)	32,800	805,568
Dynex Capital, Inc. (REIT)	9,900	91,377
EastGroup Properties, Inc. (REIT)	21,827	776,605
Education Realty Trust, Inc. (REIT)	41,294	249,003
Entertainment Properties Trust (REIT)	35,114	1,336,790
Equity Lifestyle Properties, Inc. (REIT)	20,849	1,005,547
Equity One, Inc. (REIT)	29,786	464,662

	Number of Shares	Value (Note 1)

Extra Space Storage, Inc. (REIT)	74,533	$1,036,009
FelCor Lodging Trust, Inc. (REIT)*	54,972	274,310
First Industrial Realty Trust, Inc. (REIT)*	44,930	216,563
First Potomac Realty Trust (REIT)	31,244	448,976
Franklin Street Properties Corp. (REIT)	55,099	650,719
Getty Realty Corp. (REIT)	15,620	350,044
Gladstone Commercial Corp. (REIT)	7,100	116,014
Glimcher Realty Trust (REIT)	52,932	316,533
Government Properties Income Trust (REIT)	13,866	353,860
Hatteras Financial Corp. (REIT)	29,875	831,123
Healthcare Realty Trust, Inc. (REIT)	48,958	1,075,607
Hersha Hospitality Trust (REIT)	99,877	451,444
Highwoods Properties, Inc. (REIT)	60,195	1,671,013
Home Properties, Inc. (REIT)	31,650	1,426,466
Inland Real Estate Corp. (REIT)	57,908	458,631
Invesco Mortgage Capital, Inc. (REIT)	20,790	416,008
Investors Real Estate Trust (REIT)	60,196	531,531
iStar Financial, Inc. (REIT)*	84,651	377,543
Kilroy Realty Corp. (REIT)	42,943	1,276,695
Kite Realty Group Trust (REIT)	46,229	193,237
LaSalle Hotel Properties (REIT)	57,340	1,179,484
Lexington Realty Trust (REIT)	86,986	522,786
LTC Properties, Inc. (REIT)	21,469	521,053
Medical Properties Trust, Inc. (REIT)	91,312	861,985
MFA Financial, Inc. (REIT)	238,166	1,762,428
Mid-America Apartment Communities, Inc. (REIT)	23,293	1,198,891
Mission West Properties, Inc. (REIT)	22,180	151,268
Monmouth Real Estate Investment Corp. (REIT), Class A	18,161	134,210
National Health Investors, Inc. (REIT)	21,328	822,408
National Retail Properties, Inc. (REIT)	65,987	1,414,761
NorthStar Realty Finance Corp. (REIT)	50,399	134,565
Omega Healthcare Investors, Inc. (REIT)	76,108	1,516,832
Parkway Properties, Inc./Maryland (REIT)	18,372	267,680
Pebblebrook Hotel Trust (REIT)*	15,543	292,986
Pennsylvania Real Estate Investment Trust (REIT)	44,352	541,981
Pennymac Mortgage Investment Trust (REIT)*	13,600	216,240
Post Properties, Inc. (REIT)	42,099	956,910
Potlatch Corp. (REIT)	34,544	1,234,257
PS Business Parks, Inc. (REIT)	14,780	824,428

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Ramco-Gershenson Properties Trust (REIT)	30,400	$307,040
Redwood Trust, Inc. (REIT)	63,891	935,364
Resource Capital Corp. (REIT)	26,794	152,190
Retail Opportunity Investments Corp.	33,500	323,275
Saul Centers, Inc. (REIT)	5,456	221,677
Sovran Self Storage, Inc. (REIT)	23,362	804,354
Strategic Hotels & Resorts, Inc. (REIT)*	122,410	537,380
Sun Communities, Inc. (REIT)	13,628	353,783
Sunstone Hotel Investors, Inc. (REIT)*	77,171	766,308
Tanger Factory Outlet Centers (REIT)	33,221	1,374,685
Terreno Realty Corp. (REIT)*	7,200	127,512
Universal Health Realty Income Trust (REIT)	11,050	355,037
Urstadt Biddle Properties, Inc. (REIT), Class A	14,489	233,708
U-Store-It Trust (REIT)	70,668	527,183
Walter Investment Management Corp. (REIT)	19,568	319,937
Washington Real Estate Investment Trust (REIT)	48,017	1,324,789
Winthrop Realty Trust (REIT)	12,400	158,844

		52,902,540

Real Estate Management & Development (0.2%)
Avatar Holdings, Inc.*	6,400	122,752
Consolidated-Tomoka Land Co.	4,600	131,100
Forestar Group, Inc.*	31,321	562,525
Kennedy-Wilson Holdings, Inc.*	22,100	223,210
Tejon Ranch Co.*	7,802	180,070

		1,219,657

Thrifts & Mortgage Finance (1.5%)
Abington Bancorp, Inc.	15,485	135,029
Astoria Financial Corp.	70,553	970,809
Bank Mutual Corp.	42,263	240,054
BankFinancial Corp.	22,221	184,657
Beneficial Mutual Bancorp, Inc.*	22,754	224,810
Berkshire Hills Bancorp, Inc.	11,244	219,033
Brookline Bancorp, Inc.	54,077	480,204
Dime Community Bancshares, Inc.	18,101	223,185
ESB Financial Corp.	7,408	96,674
ESSA Bancorp, Inc.	9,839	121,118
First Financial Holdings, Inc.	13,091	149,892
Flagstar Bancorp, Inc.*	55,800	175,212
Flushing Financial Corp.	24,842	303,818
Home Federal Bancorp, Inc./Idaho	12,482	157,648
Kearny Financial Corp.	18,996	174,003
Meridian Interstate Bancorp, Inc.*	13,991	152,502
MGIC Investment Corp.*	165,747	1,141,997
NewAlliance Bancshares, Inc.	88,126	987,892
Northwest Bancshares, Inc.	88,810	1,018,651
OceanFirst Financial Corp.	10,800	130,356
Ocwen Financial Corp.*	51,485	524,632
Oritani Financial Corp.	12,450	124,500

	Number of Shares	Value (Note 1)

PMI Group, Inc.*	115,439	$333,619
Provident Financial Services, Inc.	55,316	646,644
Provident New York Bancorp	34,745	307,493
Radian Group, Inc.	107,967	781,681
Territorial Bancorp, Inc.	10,395	196,985
TrustCo Bank Corp. NY/New York	70,354	393,982
United Financial Bancorp, Inc.	13,745	187,619
ViewPoint Financial Group	8,400	116,340
Westfield Financial, Inc.	29,414	245,019
WSFS Financial Corp.	5,800	208,394

		11,354,452

Total Financials		160,227,502

Health Care (13.8%)
Biotechnology (3.1%)
Acorda Therapeutics, Inc.*	32,435	1,009,053
Affymax, Inc.*	12,393	74,110
Alkermes, Inc.*	83,825	1,043,621
Allos Therapeutics, Inc.*	47,269	289,759
Alnylam Pharmaceuticals, Inc.*	33,101	497,177
AMAG Pharmaceuticals, Inc.*	15,823	543,520
Arena Pharmaceuticals, Inc.*	84,134	258,291
ARIAD Pharmaceuticals, Inc.*	112,157	316,283
ArQule, Inc.*	46,615	200,445
Array BioPharma, Inc.*	68,919	210,203
BioCryst Pharmaceuticals, Inc.*	21,203	125,310
Celera Corp.*	71,271	466,825
Celldex Therapeutics, Inc.*	16,278	74,228
Cepheid, Inc.*	53,849	862,661
Clinical Data, Inc.*	16,900	210,236
Codexis, Inc.*	23,200	203,232
Cubist Pharmaceuticals, Inc.*	49,318	1,015,951
Cytokinetics, Inc.*	46,685	110,643
Cytori Therapeutics, Inc.*	3,720	12,946
Dyax Corp.*	64,968	147,477
Emergent Biosolutions, Inc.*	15,400	251,636
Enzon Pharmaceuticals, Inc.*	41,114	437,864
Exelixis, Inc.*	92,186	319,885
Genomic Health, Inc.*	13,012	168,245
Geron Corp.*	80,111	402,157
Halozyme Therapeutics, Inc.*	55,035	387,446
Idenix Pharmaceuticals, Inc.*	48,700	243,500
Immunogen, Inc.*	47,068	436,320
Incyte Corp.*	78,747	871,729
InterMune, Inc.*	36,934	345,333
Ironwood Pharmaceuticals, Inc.*	18,300	218,136
Isis Pharmaceuticals, Inc.*	84,998	813,431
Lexicon Pharmaceuticals, Inc.*	121,679	155,749
Ligand Pharmaceuticals, Inc., Class B*	82,360	120,246
MannKind Corp.*	48,416	309,378
Martek Biosciences Corp.*	30,182	715,615
Maxygen, Inc.*	35,908	198,571
Medivation, Inc.*	26,386	233,252
Metabolix, Inc.*	21,834	312,445
Micromet, Inc.*	64,779	404,221
Momenta Pharmaceuticals, Inc.*	31,728	388,985
Nabi Biopharmaceuticals*	39,237	213,449
Nanosphere, Inc.*	827	3,606
Neurocrine Biosciences, Inc.*	32,000	179,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Novavax, Inc.*	71,059	$154,198
NPS Pharmaceuticals, Inc.*	39,622	255,166
Onyx Pharmaceuticals, Inc.*	57,384	1,238,921
Opko Health, Inc.*	112,700	254,702
Orexigen Therapeutics, Inc.*	28,003	117,613
Osiris Therapeutics, Inc.*	12,884	74,856
PDL BioPharma, Inc.	104,627	588,004
Pharmacyclics, Inc.*	36,000	239,760
Pharmasset, Inc.*	23,499	642,463
Progenics Pharmaceuticals, Inc.*	44,898	246,041
Rigel Pharmaceuticals, Inc.*	45,840	330,048
Sangamo BioSciences, Inc.*	37,600	139,496
Savient Pharmaceuticals, Inc.*	57,929	729,905
Seattle Genetics, Inc.*	72,755	872,333
SIGA Technologies, Inc.*	27,652	212,920
Spectrum Pharmaceuticals, Inc.*	34,365	134,711
StemCells, Inc.*	128,784	121,057
Synta Pharmaceuticals Corp.*	24,207	65,359
Targacept, Inc.*	19,100	369,203
Theravance, Inc.*	57,727	725,628
Vical, Inc.*	5,400	16,740
ZymoGenetics, Inc.*	54,300	229,146

		23,560,640

Health Care Equipment & Supplies (3.9%)
Abaxis, Inc.*	16,862	361,353
ABIOMED, Inc.*	28,350	274,428
Accuray, Inc.*	41,000	271,830
AGA Medical Holdings, Inc.*	19,200	243,648
Align Technology, Inc.*	57,276	851,694
Alphatec Holdings, Inc.*	46,909	217,658
American Medical Systems Holdings, Inc.*	65,723	1,453,793
Analogic Corp.	12,116	551,399
AngioDynamics, Inc.*	20,940	308,865
ArthroCare Corp.*	21,600	662,040
ATS Medical, Inc.*	67,635	268,511
Conceptus, Inc.*	28,842	449,358
CONMED Corp.*	25,287	471,097
CryoLife, Inc.*	37,668	203,030
Cyberonics, Inc.*	25,834	611,749
Cynosure, Inc., Class A*	12,753	137,350
Delcath Systems, Inc.*	26,600	168,644
DexCom, Inc.*	37,808	437,060
DynaVox, Inc., Class A*	13,200	211,332
ev3, Inc.*	67,871	1,520,989
Greatbatch, Inc.*	21,718	484,529
Haemonetics Corp.*	23,954	1,282,018
Hansen Medical, Inc.*	4,950	10,543
HeartWare International, Inc.*	5,900	413,413
ICU Medical, Inc.*	9,545	307,063
Immucor, Inc.*	63,311	1,206,075
Insulet Corp.*	30,378	457,189
Integra LifeSciences Holdings Corp.*	15,144	560,328
Invacare Corp.	28,116	583,126
IRIS International, Inc.*	17,037	172,755
Kensey Nash Corp.*	8,104	192,146
MAKO Surgical Corp.*	20,500	255,225
Masimo Corp.	43,438	1,034,259
Medical Action Industries, Inc.*	19,104	229,057
MELA Sciences, Inc.*	3,050	22,692

	Number of Shares	Value (Note 1)

Meridian Bioscience, Inc.	36,277	$616,709
Merit Medical Systems, Inc.*	22,486	361,350
Micrus Endovascular Corp.*	14,122	293,596
Natus Medical, Inc.*	27,018	440,123
Neogen Corp.*	15,978	416,227
NuVasive, Inc.*	33,609	1,191,775
NxStage Medical, Inc.*	18,700	277,508
OraSure Technologies, Inc.*	40,086	185,598
Orthofix International N.V.*	15,053	482,449
Orthovita, Inc.*	58,808	119,380
Palomar Medical Technologies, Inc.*	15,971	178,715
Quidel Corp.*	19,500	247,455
Rochester Medical Corp.*	15,389	145,426
RTI Biologics, Inc.*	46,849	137,268
Sirona Dental Systems, Inc.*	26,867	936,046
SonoSite, Inc.*	14,365	389,435
Stereotaxis, Inc.*	53,634	177,528
STERIS Corp.	47,570	1,478,476
SurModics, Inc.*	14,421	236,649
Symmetry Medical, Inc.*	33,416	352,205
Syneron Medical Ltd.*	28,500	292,980
Synovis Life Technologies, Inc.*	10,689	163,328
TomoTherapy, Inc.*	13,639	43,372
Vascular Solutions, Inc.*	21,668	270,850
Volcano Corp.*	42,624	930,056
West Pharmaceutical Services, Inc.	30,064	1,097,035
Wright Medical Group, Inc.*	31,559	524,195
Young Innovations, Inc.	9,720	273,618
Zoll Medical Corp.*	16,401	444,467

		29,590,065

Health Care Providers & Services (3.7%)
Accretive Health, Inc.*	17,500	231,525
Air Methods Corp.*	9,000	267,750
Alliance HealthCare Services, Inc.*	29,549	119,378
Almost Family, Inc.*	6,700	234,031
Amedisys, Inc.*	24,634	1,083,157
AMERIGROUP Corp.*	41,470	1,346,946
Amsurg Corp.*	25,262	450,169
Assisted Living Concepts, Inc., Class A*	7,341	217,220
Bio-Reference Labs, Inc.*	21,430	475,103
BioScrip, Inc.*	38,300	200,692
CardioNet, Inc.*	22,102	121,119
Catalyst Health Solutions, Inc.*	31,127	1,073,882
Centene Corp.*	39,183	842,435
Chemed Corp.	19,590	1,070,398
Chindex International, Inc.*	15,396	192,912
Clarient, Inc.*	65,260	201,001
Corvel Corp.*	6,700	226,393
Cross Country Healthcare, Inc.*	28,695	257,968
Emeritus Corp.*	18,206	296,940
Ensign Group, Inc.	14,524	239,936
Genoptix, Inc.*	15,675	269,610
Gentiva Health Services, Inc.*	26,641	719,573
Hanger Orthopedic Group, Inc.*	28,309	508,430
HealthSouth Corp.*	81,806	1,530,590
Healthspring, Inc.*	46,478	720,874
Healthways, Inc.*	32,147	383,192

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

HMS Holdings Corp.*	23,943	$1,298,189
inVentiv Health, Inc.*	30,843	789,581
IPC The Hospitalist Co., Inc.*	14,984	376,098
Kindred Healthcare, Inc.*	36,329	466,464
Landauer, Inc.	8,626	525,151
LHC Group, Inc.*	12,043	334,193
Magellan Health Services, Inc.*	29,315	1,064,721
Molina Healthcare, Inc.*	9,607	276,682
MWI Veterinary Supply, Inc.*	9,592	482,094
National Healthcare Corp.	7,200	248,112
Odyssey HealthCare, Inc.*	23,889	638,314
Owens & Minor, Inc.#	57,400	1,629,012
PharMerica Corp.*	24,781	363,289
Providence Service Corp.*	5,723	80,122
PSS World Medical, Inc.*	55,921	1,182,729
Psychiatric Solutions, Inc.*	50,051	1,637,669
RehabCare Group, Inc.*	20,680	450,410
Res-Care, Inc.*	19,417	187,568
Select Medical Holdings Corp.*	28,203	191,216
Skilled Healthcare Group, Inc., Class A*	27,166	184,457
Sun Healthcare Group, Inc.*	37,620	303,970
Sunrise Senior Living, Inc.*	24,077	66,934
Team Health Holdings, Inc.*	17,400	224,808
Triple-S Management Corp., Class B*	14,336	265,933
U.S. Physical Therapy, Inc.*	9,807	165,542
Universal American Corp.*	24,150	347,760
Virtual Radiologic Corp.*	1,476	25,328
WellCare Health Plans, Inc.*	39,284	932,602

		28,020,172

Health Care Technology (0.8%)
athenahealth, Inc.*	31,181	814,759
Computer Programs & Systems, Inc.	7,602	311,074
Eclipsys Corp.*	51,247	914,246
MedAssets, Inc.*	36,682	846,621
Medidata Solutions, Inc.*	15,600	241,644
MedQuist, Inc.	28,200	223,062
Merge Healthcare, Inc.*	52,592	154,095
Omnicell, Inc.*	28,055	327,963
Phase Forward, Inc.*	39,774	663,430
Quality Systems, Inc.	15,138	877,853
Vital Images, Inc.*	17,065	217,579

		5,592,326

Life Sciences Tools & Services (0.7%)
Accelrys, Inc.*	31,958	206,129
Affymetrix, Inc.*	79,593	469,599
Bruker Corp.*	58,232	708,101
Dionex Corp.*	16,096	1,198,508
Enzo Biochem, Inc.*	36,735	149,512
eResearchTechnology, Inc.*	39,075	307,911
Kendle International, Inc.*	11,716	134,968
Luminex Corp.*	37,219	603,692
PAREXEL International Corp.*	54,437	1,180,194
Sequenom, Inc.*	53,949	318,839

		5,277,453

Pharmaceuticals (1.6%)
Acura Pharmaceuticals, Inc.*	34,052	85,471

	Number of Shares	Value (Note 1)

Ardea Biosciences, Inc.*	11,700	$240,552
Auxilium Pharmaceuticals, Inc.*	38,257	899,039
Cadence Pharmaceuticals, Inc.*	25,735	180,402
Cypress Bioscience, Inc.*	31,549	72,563
Depomed, Inc.*	58,634	164,175
Durect Corp.*	96,364	234,164
Eurand N.V.*	26,100	252,909
Impax Laboratories, Inc.*	56,466	1,076,242
Inspire Pharmaceuticals, Inc.*	51,903	258,996
Jazz Pharmaceuticals, Inc.*	29,800	233,334
Lannett Co., Inc.*	33,557	153,355
MAP Pharmaceuticals, Inc.*	18,800	246,656
Medicines Co.*	41,787	317,999
Medicis Pharmaceutical Corp., Class A	50,975	1,115,333
Nektar Therapeutics*	80,386	972,671
Obagi Medical Products, Inc.*	5,013	59,254
Optimer Pharmaceuticals, Inc.*	22,256	206,313
Par Pharmaceutical Cos., Inc.*	32,135	834,225
Pozen, Inc.*	26,986	189,172
Questcor Pharmaceuticals, Inc.*	47,900	489,059
Salix Pharmaceuticals Ltd.*	46,463	1,813,451
Sucampo Pharmaceuticals, Inc., Class A*	42,720	150,802
ViroPharma, Inc.*	63,233	708,842
Vivus, Inc.*	73,827	708,739
XenoPort, Inc.*	23,178	227,376

		11,891,094

Total Health Care		103,931,750

Industrials (15.3%)
Aerospace & Defense (1.9%)
AAR Corp.*	33,512	560,991
Aerovironment, Inc.*	10,321	224,275
American Science & Engineering, Inc.	7,277	554,580
Applied Signal Technology, Inc.	12,400	243,660
Argon ST, Inc.*	11,700	401,193
Ceradyne, Inc.*	24,493	523,416
Cubic Corp.	12,186	443,327
Curtiss-Wright Corp.	41,917	1,217,270
DigitalGlobe, Inc.*	22,113	581,572
DynCorp International, Inc., Class A*	22,496	394,130
Esterline Technologies Corp.*	26,887	1,275,788
GeoEye, Inc.*	15,341	477,719
HEICO Corp.	26,060	936,075
Hexcel Corp.*	89,159	1,382,856
Ladish Co., Inc.*	13,200	299,904
Moog, Inc., Class A*	37,353	1,203,887
Orbital Sciences Corp.*	52,887	834,028
Stanley, Inc.*	8,280	309,506
Taser International, Inc.*	43,802	170,828
Teledyne Technologies, Inc.*	32,954	1,271,365
Triumph Group, Inc.	14,502	966,268

		14,272,638

Air Freight & Logistics (0.4%)
Atlas Air Worldwide Holdings, Inc.*	20,727	984,533
Forward Air Corp.	26,940	734,115

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Hub Group, Inc., Class A*	34,333	$1,030,333
Pacer International, Inc.*	28,620	200,054

		2,949,035

Airlines (0.7%)
AirTran Holdings, Inc.*	99,811	484,083
Alaska Air Group, Inc.*	28,707	1,290,380
Allegiant Travel Co.	12,677	541,181
Hawaiian Holdings, Inc.*	57,863	299,152
JetBlue Airways Corp.*	195,689	1,074,333
SkyWest, Inc.	54,215	662,507
U.S. Airways Group, Inc.*	148,186	1,275,881

		5,627,517

Building Products (0.7%)
A.O. Smith Corp.	18,548	893,828
AAON, Inc.	10,200	237,762
Ameron International Corp.	7,995	482,338
Apogee Enterprises, Inc.	21,337	231,080
Gibraltar Industries, Inc.*	25,168	254,197
Griffon Corp.*	51,143	565,642
Insteel Industries, Inc.	15,467	179,727
NCI Building Systems, Inc.*	2,492	20,858
Quanex Building Products Corp.	33,467	578,644
Simpson Manufacturing Co., Inc.	34,619	849,896
Trex Co., Inc.*	15,112	303,600
Universal Forest Products, Inc.	15,654	474,473

		5,072,045

Commercial Services & Supplies (2.6%)
ABM Industries, Inc.	40,632	851,240
ACCO Brands Corp.*	53,466	266,795
American Reprographics Co.*	30,000	261,900
ATC Technology Corp.*	19,804	319,241
Bowne & Co., Inc.	27,173	304,881
Brink’s Co.	38,400	730,752
Cenveo, Inc.*	46,631	255,538
Clean Harbors, Inc.*	19,018	1,262,985
Consolidated Graphics, Inc.*	11,364	491,379
Cornell Cos., Inc.*	9,200	247,204
Courier Corp.	13,342	162,906
Deluxe Corp.	46,861	878,644
EnergySolutions, Inc.	70,271	357,679
EnerNOC, Inc.*	11,944	375,519
Ennis, Inc.	22,556	338,566
Fuel Tech, Inc.*	18,014	113,848
G&K Services, Inc., Class A	17,482	361,003
GEO Group, Inc.*	47,414	983,841
Healthcare Services Group, Inc.	40,046	758,872
Herman Miller, Inc.	52,691	994,279
HNI Corp.	38,941	1,074,382
Innerworkings, Inc.*	23,805	162,588
Interface, Inc., Class A	40,298	432,801
Kimball International, Inc., Class B	22,522	124,547
Knoll, Inc.	39,158	520,410
M&F Worldwide Corp.*	9,100	246,610
McGrath RentCorp	19,645	447,513
Metalico, Inc.*	17,703	70,458
Mine Safety Appliances Co.	28,007	694,013
Mobile Mini, Inc.*	32,795	533,903
Multi-Color Corp.	12,655	129,587

	Number of Shares	Value (Note 1)

Rollins, Inc.	38,618	$799,006
Schawk, Inc.	13,900	207,805
Standard Parking Corp.*	2,010	31,818
Steelcase, Inc., Class A	66,472	515,158
Sykes Enterprises, Inc.*	35,099	499,459
Tetra Tech, Inc.#*	56,337	1,104,769
U.S. Ecology, Inc.	11,654	169,799
United Stationers, Inc.*	21,736	1,183,960
Viad Corp.	16,724	295,179
Waste Services, Inc.*	21,700	253,022

		19,813,859

Construction & Engineering (0.8%)
Argan, Inc.*	12,930	134,860
Comfort Systems USA, Inc.	32,243	311,467
Dycom Industries, Inc.*	39,416	337,007
EMCOR Group, Inc.*	54,399	1,260,425
Furmanite Corp.*	830	3,295
Granite Construction, Inc.	29,073	685,541
Great Lakes Dredge & Dock Corp.	27,907	167,442
Insituform Technologies, Inc., Class A*	34,662	709,878
Layne Christensen Co.*	17,093	414,847
MasTec, Inc.*	48,462	455,543
MYR Group, Inc.*	15,900	265,371
Northwest Pipe Co.*	7,972	151,468
Orion Marine Group, Inc.*	24,577	348,993
Primoris Services Corp.	29,446	185,510
Sterling Construction Co., Inc.*	13,400	173,396
Tutor Perini Corp.*	23,995	395,438

		6,000,481

Electrical Equipment (1.9%)
A123 Systems, Inc.*	58,200	548,826
Acuity Brands, Inc.	40,202	1,462,549
Advanced Battery Technologies, Inc.*	46,966	154,048
American Superconductor Corp.*	39,075	1,042,912
AZZ, Inc.	10,493	385,828
Baldor Electric Co.	42,894	1,547,616
Belden, Inc.	40,735	896,170
Brady Corp., Class A	45,341	1,129,898
Broadwind Energy, Inc.*	29,219	81,813
Encore Wire Corp.	17,428	317,015
Ener1, Inc.*	42,839	144,796
EnerSys*	37,539	802,208
Franklin Electric Co., Inc.	21,276	613,174
FuelCell Energy, Inc.*	63,560	75,001
Generac Holdings, Inc.*	17,400	243,774
GrafTech International Ltd.*	107,992	1,578,843
II-VI, Inc.*	21,393	633,875
LSI Industries, Inc.	6,318	30,832
Polypore International, Inc.*	19,200	436,608
Powell Industries, Inc.*	5,060	138,340
Preformed Line Products Co.	4,355	121,722
Vicor Corp.*	19,600	244,804
Woodward Governor Co.	54,633	1,394,780

		14,025,432

Industrial Conglomerates (0.3%)
Otter Tail Corp.	32,825	634,507

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Raven Industries, Inc.	14,213	$479,120
Seaboard Corp.	267	403,170
Standex International Corp.	9,079	230,153
Tredegar Corp.	28,029	457,433
United Capital Corp.*	1,351	32,978

		2,237,361

Machinery (2.8%)
Actuant Corp., Class A	63,213	1,190,301
Albany International Corp., Class A	27,591	446,698
Altra Holdings, Inc.*	22,700	295,554
American Railcar Industries, Inc.*	7,969	96,266
Ampco-Pittsburgh Corp.	1,780	37,077
ArvinMeritor, Inc.*	77,735	1,018,329
Astec Industries, Inc.*	15,843	439,326
Badger Meter, Inc.	13,430	519,607
Barnes Group, Inc.	45,506	745,843
Blount International, Inc.*	51,233	526,163
Briggs & Stratton Corp.	46,044	783,669
Cascade Corp.	7,400	263,514
Chart Industries, Inc.*	26,821	417,871
CIRCOR International, Inc.	15,109	386,488
CLARCOR, Inc.	40,474	1,437,636
Colfax Corp.*	20,400	212,364
Columbus McKinnon Corp.*	17,600	245,872
Energy Recovery, Inc.*	25,255	101,020
EnPro Industries, Inc.*	17,254	485,700
ESCO Technologies, Inc.	24,852	639,939
Federal Signal Corp.	44,885	271,105
Flow International Corp.*	16,296	38,459
Force Protection, Inc.*	59,260	242,966
FreightCar America, Inc.	9,800	221,676
Gorman-Rupp Co.	10,776	269,939
Graham Corp.	12,999	194,855
John Bean Technologies Corp.	25,631	390,873
Kaydon Corp.	30,954	1,017,148
Lindsay Corp.	11,575	366,812
McCoy Corp.	3,100	4,019
Met-Pro Corp.	8,996	96,797
Middleby Corp.*	16,798	893,486
Mueller Industries, Inc.	32,157	791,062
Mueller Water Products, Inc., Class A	141,493	524,939
NACCO Industries, Inc., Class A	4,400	390,544
Nordson Corp.	27,945	1,567,156
RBC Bearings, Inc.*	17,000	492,830
Robbins & Myers, Inc.	24,068	523,238
Sauer-Danfoss, Inc.*	17,200	210,184
Sun Hydraulics Corp.	10,500	246,330
Tennant Co.	15,831	535,404
Titan International, Inc.	29,200	291,124
Twin Disc, Inc.	9,936	112,873
Wabash National Corp.*	47,300	336,303
Watts Water Technologies, Inc., Class A	27,659	792,707

		21,112,066

Marine (0.1%)
Eagle Bulk Shipping, Inc.*	43,044	181,646
Genco Shipping & Trading Ltd.*	22,967	344,275
Horizon Lines, Inc., Class A	32,800	138,744

	Number of Shares	Value (Note 1)

International Shipholding Corp.	5,969	$132,094
Ultrapetrol Bahamas Ltd.*	12,635	54,962

		851,721

Professional Services (1.1%)
Acacia Research Corp.- Acacia Technologies*	29,741	423,214
Administaff, Inc.	17,787	429,734
Advisory Board Co.*	14,242	611,836
Corporate Executive Board Co.	31,704	832,864
CoStar Group, Inc.*	18,236	707,557
Dolan Media Co.*	23,219	258,195
Exponent, Inc.*	12,223	399,937
Heidrick & Struggles International, Inc.	15,604	356,083
Hill International, Inc.*	32,434	131,682
Huron Consulting Group, Inc.*	18,750	363,937
ICF International, Inc.*	13,700	327,841
Kelly Services, Inc., Class A*	19,134	284,523
Kforce, Inc.*	28,891	368,360
Korn/Ferry International*	37,552	521,973
Manpower, Inc.	121	5,225
Navigant Consulting, Inc.*	42,332	439,406
Resources Connection, Inc.*	41,095	558,892
School Specialty, Inc.*	14,747	266,478
SFN Group, Inc.*	53,354	291,313
TrueBlue, Inc.*	35,615	398,532
VSE Corp.	3,825	121,712

		8,099,294

Road & Rail (1.1%)
Amerco, Inc.*	8,242	453,722
Arkansas Best Corp.	23,168	480,736
Avis Budget Group, Inc.*	94,764	930,582
Celadon Group, Inc.*	18,200	257,348
Dollar Thrifty Automotive Group, Inc.*	23,399	997,031
Genesee & Wyoming, Inc., Class A*	31,361	1,170,079
Heartland Express, Inc.	48,655	706,471
Knight Transportation, Inc.	54,150	1,095,996
Marten Transport Ltd.*	12,600	261,828
Old Dominion Freight Line, Inc.*	24,262	852,567
Patriot Transportation Holding, Inc.*	300	24,273
RailAmerica, Inc.*	22,900	227,168
Saia, Inc.*	11,796	176,940
Werner Enterprises, Inc.	35,366	774,162

		8,408,903

Trading Companies & Distributors (0.9%)
Aircastle Ltd.	33,955	266,547
Applied Industrial Technologies, Inc.	38,188	966,920
Beacon Roofing Supply, Inc.*	42,176	760,012
CAI International, Inc.*	3,870	46,053
H&E Equipment Services, Inc.*	22,400	167,776
Houston Wire & Cable Co.	10,410	112,948
Interline Brands, Inc.*	30,046	519,495
Kaman Corp.	23,992	530,703
Lawson Products, Inc.	5,314	90,232
RSC Holdings, Inc.*	44,821	276,546

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Rush Enterprises, Inc., Class A*	32,200	$430,192
TAL International Group, Inc.	12,400	278,628
Textainer Group Holdings Ltd.	9,100	219,674
United Rentals, Inc.*	55,944	521,398
Watsco, Inc.	23,687	1,371,951

		6,559,075

Total Industrials		115,029,427

Information Technology (17.9%)
Communications Equipment (2.8%)
Acme Packet, Inc.*	33,447	899,055
ADC Telecommunications, Inc.*	89,904	666,189
ADTRAN, Inc.	49,306	1,344,575
Arris Group, Inc.*	110,703	1,128,064
Aruba Networks, Inc.*	54,216	772,036
Aviat Networks, Inc.*	42,137	152,957
Bel Fuse, Inc., Class B	1,450	23,940
BigBand Networks, Inc.*	39,895	120,483
Black Box Corp.	15,043	419,549
Blue Coat Systems, Inc.*	36,795	751,722
Calix, Inc.*	21,700	222,642
Comtech Telecommunications Corp.*	25,643	767,495
DG FastChannel, Inc.*	20,260	660,071
EMS Technologies, Inc.*	11,349	170,462
Emulex Corp.*	79,657	731,251
Finisar Corp.*	60,400	899,960
Globecomm Systems, Inc.*	3,550	29,288
Harmonic, Inc.*	86,459	470,337
Hughes Communications, Inc.*	9,800	238,434
Infinera Corp.*	86,261	554,658
InterDigital, Inc.*	43,125	1,064,756
Ixia*	26,063	223,881
Loral Space & Communications, Inc.*	10,096	431,301
NETGEAR, Inc.*	31,829	567,829
Oclaro, Inc.*	39,600	439,164
Oplink Communications, Inc.*	16,800	240,744
Opnext, Inc.*	83,712	138,125
Palm, Inc.#*	150,768	857,870
PC-Tel, Inc.*	6,672	33,627
Plantronics, Inc.	45,859	1,311,567
Powerwave Technologies, Inc.*	88,598	136,441
Riverbed Technology, Inc.*	52,106	1,439,168
SeaChange International, Inc.*	28,110	231,345
ShoreTel, Inc.*	39,787	184,612
Sonus Networks, Inc.*	163,241	442,383
Sycamore Networks, Inc.	16,421	272,917
Tekelec*	58,881	779,584
UTStarcom, Inc.*	93,400	171,856
ViaSat, Inc.*	27,140	883,678

		20,874,016

Computers & Peripherals (0.8%)
3PAR, Inc.*	31,300	291,403
ADPT Corp.*	82,342	237,968
Avid Technology, Inc.*	22,731	289,366
Compellent Technologies, Inc.*	13,900	168,468
Cray, Inc.*	32,222	179,799
Electronics for Imaging, Inc.*	49,952	487,032
Imation Corp.*	22,476	206,554

	Number of Shares	Value (Note 1)

Intermec, Inc.*	57,202	$586,321
Intevac, Inc.*	18,600	198,462
Isilon Systems, Inc.*	21,250	272,850
Netezza Corp.*	43,908	600,661
Quantum Corp.*	201,581	378,972
STEC, Inc.*	23,499	295,147
Stratasys, Inc.*	22,466	551,765
Super Micro Computer, Inc.*	19,200	259,200
Synaptics, Inc.*	30,737	845,268
Xyratex Ltd.*	24,200	342,430

		6,191,666

Electronic Equipment, Instruments & Components (2.3%)
Anixter International, Inc.*	26,558	1,131,371
Benchmark Electronics, Inc.*	62,748	994,556
Brightpoint, Inc.*	43,412	303,884
Checkpoint Systems, Inc.*	36,911	640,775
Cogent, Inc.*	31,949	287,860
Cognex Corp.	36,803	646,997
Coherent, Inc.*	21,452	735,804
Comverge, Inc.*	20,308	181,960
CPI International, Inc.*	473	7,374
CTS Corp.	28,000	258,720
DTS, Inc.*	15,895	522,469
Electro Rent Corp.	2,169	27,741
Electro Scientific Industries, Inc.*	29,437	393,278
FARO Technologies, Inc.*	16,067	300,614
ICx Technologies, Inc.*	25,569	186,654
Insight Enterprises, Inc.*	46,143	607,242
IPG Photonics Corp.*	28,560	434,969
L-1 Identity Solutions, Inc.*	69,037	565,413
Littelfuse, Inc.*	19,549	617,944
Maxwell Technologies, Inc.*	21,200	241,680
Methode Electronics, Inc.	45,082	439,099
Microvision, Inc.*	71,396	211,332
MTS Systems Corp.	15,602	452,458
Multi-Fineline Electronix, Inc.*	9,200	229,632
Newport Corp.*	27,187	246,314
OSI Systems, Inc.*	15,768	437,877
Park Electrochemical Corp.	15,472	377,671
PC Connection, Inc.*	21,196	128,448
Plexus Corp.*	36,075	964,645
Power-One, Inc.*	65,400	441,450
RadiSys Corp.*	23,542	224,120
Rofin-Sinar Technologies, Inc.*	24,925	518,938
Rogers Corp.*	13,684	380,005
Sanmina-SCI Corp.*	63,800	868,318
Scansource, Inc.*	23,039	574,362
SMART Modular Technologies (WWH), Inc.*	42,100	246,285
SYNNEX Corp.*	15,862	406,384
TTM Technologies, Inc.*	65,362	620,939
Universal Display Corp.*	23,260	418,215

		17,273,797

Internet Software & Services (2.0%)
Ancestry.com, Inc.*	15,200	267,824
Art Technology Group, Inc.*	109,506	374,510
comScore, Inc.*	26,663	439,140
Constant Contact, Inc.*	18,346	391,320
DealerTrack Holdings, Inc.*	37,064	609,703
Dice Holdings, Inc.*	31,600	218,672

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Digital River, Inc.*	35,331	$844,764
DivX, Inc.*	18,089	138,562
EarthLink, Inc.	103,433	823,327
GSI Commerce, Inc.*	49,812	1,434,586
Internet Brands, Inc., Class A*	23,600	243,788
Internet Capital Group, Inc.*	30,400	231,040
j2 Global Communications, Inc.*	41,578	908,063
Keynote Systems, Inc.	12,104	109,178
Knot, Inc.*	25,652	199,573
Limelight Networks, Inc.*	58,291	255,897
LivePerson, Inc.*	34,100	233,926
LogMeIn, Inc.*	12,100	317,383
LoopNet, Inc.*	20,300	250,299
Marchex, Inc., Class B	33,458	128,813
ModusLink Global Solutions, Inc.*	38,214	230,430
Move, Inc.*	120,105	246,215
NIC, Inc.	46,855	300,341
OpenTable, Inc.*	12,700	526,669
Openwave Systems, Inc.*	79,841	162,077
Perficient, Inc.*	23,900	212,949
QuinStreet, Inc.*	18,600	214,086
Rackspace Hosting, Inc.*	77,790	1,426,669
RealNetworks, Inc.*	70,152	231,502
SAVVIS, Inc.*	35,722	526,899
Stamps.com, Inc.*	14,405	147,651
Terremark Worldwide, Inc.*	60,575	473,091
Travelzoo, Inc.*	2,300	28,474
United Online, Inc.	72,273	416,292
ValueClick, Inc.*	80,524	860,802
Vocus, Inc.*	14,803	226,190

		14,650,705

IT Services (2.1%)
Acxiom Corp.*	63,869	938,236
CACI International, Inc., Class A*	27,959	1,187,698
CSG Systems International, Inc.*	33,465	613,413
Cybersource Corp.*	64,496	1,646,583
Euronet Worldwide, Inc.*	44,426	568,209
ExlService Holdings, Inc.*	12,400	212,908
Forrester Research, Inc.*	11,280	341,333
Global Cash Access Holdings, Inc.*	40,400	291,284
Hackett Group, Inc.*	10,719	30,120
Heartland Payment Systems, Inc.	35,637	528,853
iGATE Corp.	19,000	243,580
infoGROUP, Inc.*	29,000	231,420
Integral Systems, Inc.*	23,769	150,933
Lionbridge Technologies, Inc.*	46,700	213,419
ManTech International Corp., Class A*	18,541	789,290
MAXIMUS, Inc.	16,442	951,499
MoneyGram International, Inc.*	67,800	166,110
NCI, Inc., Class A*	8,225	185,721
Online Resources Corp.*	38,873	161,323
RightNow Technologies, Inc.*	24,700	387,543
Sapient Corp.	83,569	847,390
SRA International, Inc., Class A*	39,774	782,355
Stream Global Services, Inc.*	38,200	213,920
Syntel, Inc.	12,582	427,159
TeleTech Holdings, Inc.*	34,125	439,871

	Number of Shares	Value (Note 1)

TNS, Inc.*	23,218	$404,922
Unisys Corp.*	34,464	637,239
VeriFone Systems, Inc.*	63,531	1,202,642
Wright Express Corp.*	34,002	1,009,859

		15,804,832

Semiconductors & Semiconductor Equipment (3.5%)
Actel Corp.*	24,547	314,692
Advanced Analogic Technologies, Inc.*	51,670	164,827
Advanced Energy Industries, Inc.*	26,403	324,493
Amkor Technology, Inc.*	104,109	573,641
ANADIGICS, Inc.*	52,100	227,156
Applied Micro Circuits Corp.*	58,562	613,730
ATMI, Inc.*	29,870	437,297
Brooks Automation, Inc.*	59,550	460,321
Cabot Microelectronics Corp.*	22,120	765,131
Cavium Networks, Inc.*	35,602	932,416
Cirrus Logic, Inc.*	53,467	845,313
Cohu, Inc.	21,557	261,486
Cymer, Inc.*	26,598	799,004
Day4 Energy, Inc.*	7,000	4,669
Diodes, Inc.*	29,708	471,466
Entegris, Inc.*	148,646	590,125
Entropic Communications, Inc.*	44,945	284,951
Exar Corp.*	30,032	208,122
FEI Co.*	34,673	683,405
FormFactor, Inc.*	42,795	462,186
GT Solar International, Inc.*	50,100	280,560
Hittite Microwave Corp.*	21,915	980,477
Integrated Device Technology, Inc.*	130,200	644,490
IXYS Corp.*	25,145	222,282
Kopin Corp.*	61,081	207,065
Kulicke & Soffa Industries, Inc.*	56,441	396,216
Lattice Semiconductor Corp.*	96,400	418,376
LTX-Credence Corp.*	117,800	333,374
MaxLinear, Inc., Class A*	15,600	218,088
Micrel, Inc.	40,675	414,071
Microsemi Corp.*	74,627	1,091,793
Microtune, Inc.*	67,752	144,312
MKS Instruments, Inc.*	42,872	802,564
Monolithic Power Systems, Inc.*	31,496	562,519
Netlogic Microsystems, Inc.*	50,210	1,365,712
NVE Corp.*	4,043	175,992
OmniVision Technologies, Inc.*	41,618	892,290
Pericom Semiconductor Corp.*	21,500	206,400
Photronics, Inc.*	46,702	211,093
Power Integrations, Inc.	24,124	776,672
RF Micro Devices, Inc.*	254,946	996,839
Rubicon Technology, Inc.*	10,200	303,858
Semtech Corp.*	55,396	906,832
Sigma Designs, Inc.*	20,459	204,795
Spansion, Inc., Class A*	14,300	233,233
Standard Microsystems Corp.*	17,920	417,178
Tessera Technologies, Inc.*	43,710	701,545
Trident Microsystems, Inc.*	41,033	58,267
TriQuint Semiconductor, Inc.*	125,665	767,813
Ultratech, Inc.*	17,324	281,861
Veeco Instruments, Inc.*	30,694	1,052,190
Volterra Semiconductor Corp.*	19,883	458,502

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Zoran Corp.*	44,522	$424,740

		26,576,430

Software (4.4%)
ACI Worldwide, Inc.*	31,072	604,972
Actuate Corp.*	37,203	165,553
Advent Software, Inc.*	13,507	634,289
American Software, Inc., Class A	6,090	28,136
ArcSight, Inc.*	20,009	448,002
Ariba, Inc.*	77,194	1,229,700
Aspen Technology, Inc.*	49,900	543,411
Blackbaud, Inc.	41,587	905,349
Blackboard, Inc.*	27,157	1,013,771
Bottomline Technologies, Inc.*	23,491	306,088
CommVault Systems, Inc.*	39,714	893,565
Concur Technologies, Inc.*	34,420	1,469,046
Deltek, Inc.*	29,100	242,694
DemandTec, Inc.*	22,861	154,312
Double-Take Software, Inc.*	18,001	188,830
Ebix, Inc.*	18,849	295,552
Epicor Software Corp.*	46,139	368,651
EPIQ Systems, Inc.*	31,930	412,855
Fair Isaac Corp.	43,927	957,169
FalconStor Software, Inc.*	44,909	118,560
Fortinet, Inc.*	31,700	521,148
Jack Henry & Associates, Inc.	77,944	1,861,303
JDA Software Group, Inc.*	33,455	735,341
Kenexa Corp.*	18,700	224,400
Lawson Software, Inc.*	127,975	934,217
Manhattan Associates, Inc.*	21,550	593,702
Mentor Graphics Corp.*	87,318	772,764
MicroStrategy, Inc., Class A*	8,709	653,959
NetScout Systems, Inc.*	18,154	258,150
NetSuite, Inc.*	17,700	223,728
Parametric Technology Corp.*	107,045	1,677,395
Pegasystems, Inc.	10,425	334,747
Progress Software Corp.*	37,518	1,126,666
PROS Holdings, Inc.*	27,621	179,536
QAD, Inc.*	159	657
Quest Software, Inc.*	57,711	1,041,106
Radiant Systems, Inc.*	34,637	500,851
Renaissance Learning, Inc.	16,300	239,447
Rosetta Stone, Inc.*	8,103	186,045
S1 Corp.*	42,669	256,441
Smith Micro Software, Inc.*	24,400	232,044
SolarWinds, Inc.*	28,000	449,120
SonicWALL, Inc.*	46,889	550,946
Sourcefire, Inc.*	20,346	386,574
SS&C Technologies Holdings, Inc.*	14,500	232,435
SuccessFactors, Inc.*	50,446	1,048,772
Synchronoss Technologies, Inc.*	16,634	315,547
Take-Two Interactive Software, Inc.*	71,456	643,104
Taleo Corp., Class A*	28,441	690,832
TeleCommunication Systems, Inc., Class A*	27,494	113,825
THQ, Inc.*	71,641	309,489
TIBCO Software, Inc.*	136,350	1,644,381
TiVo, Inc.*	92,067	679,454
Tyler Technologies, Inc.*	31,177	483,867
Ultimate Software Group, Inc.*	21,570	708,790

	Number of Shares	Value (Note 1)

VASCO Data Security International, Inc.*	29,783	$183,761
Websense, Inc.*	42,504	803,326

		32,778,375

Total Information Technology		134,149,821

Materials (4.8%)
Chemicals (2.2%)
A. Schulman, Inc.	21,143	400,871
American Vanguard Corp.	17,846	141,519
Arch Chemicals, Inc.	21,246	653,102
Balchem Corp.	24,885	622,125
Calgon Carbon Corp.*	51,138	677,067
Ferro Corp.*	72,473	534,126
Georgia Gulf Corp.*	27,000	360,180
H.B. Fuller Co.	43,759	830,983
Innophos Holdings, Inc.	14,913	388,931
Koppers Holdings, Inc.	16,713	375,708
LSB Industries, Inc.*	14,100	187,671
Minerals Technologies, Inc.	17,025	809,369
NewMarket Corp.	9,287	810,941
NL Industries, Inc.	19,126	116,669
Olin Corp.	69,503	1,257,309
OM Group, Inc.*	28,287	674,928
Omnova Solutions, Inc.*	36,300	283,503
PolyOne Corp.*	73,100	615,502
Quaker Chemical Corp.	9,100	246,519
Rockwood Holdings, Inc.*	45,940	1,042,379
Sensient Technologies Corp.	42,125	1,092,301
Solutia, Inc.*	108,279	1,418,455
Spartech Corp.*	29,123	298,511
Stepan Co.	6,244	427,277
STR Holdings, Inc.*	22,700	426,760
W.R. Grace & Co.*	59,605	1,254,089
Westlake Chemical Corp.	18,078	335,708
Zep, Inc.	18,982	331,046

		16,613,549

Construction Materials (0.1%)
Headwaters, Inc.*	50,400	143,136
Texas Industries, Inc.	20,526	606,338

		749,474

Containers & Packaging (0.5%)
Boise, Inc.*	56,200	308,538
Graphic Packaging Holding Co.*	94,953	299,102
Rock-Tenn Co., Class A	31,244	1,551,889
Silgan Holdings, Inc.	47,402	1,345,269

		3,504,798

Metals & Mining (1.5%)
Allied Nevada Gold Corp.*	50,821	1,000,157
AMCOL International Corp.	23,149	544,002
Brush Engineered Materials, Inc.*	19,245	384,515
Century Aluminum Co.*	42,291	373,430
Coeur d’Alene Mines Corp.*	65,236	1,029,424
General Moly, Inc.*	38,231	117,752
Globe Specialty Metals, Inc.*	49,200	508,236
Golden Star Resources Ltd.*	206,800	905,784
Haynes International, Inc.	16,433	506,629
Hecla Mining Co.*	199,429	1,041,019

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Horsehead Holding Corp.*	32,667	$246,963
Jaguar Mining, Inc.*	67,400	595,142
Kaiser Aluminum Corp.	13,791	478,134
Olympic Steel, Inc.	7,500	172,275
Redcorp Ventures Ltd. (b)*†	46,400	—
RTI International Metals, Inc.*	27,586	665,098
Stillwater Mining Co.*	48,978	569,124
Thompson Creek Metals Co., Inc.*	112,100	973,028
U.S. Gold Corp.*	64,900	325,149
Worthington Industries, Inc.	59,280	762,341

		11,198,202

Paper & Forest Products (0.5%)
Buckeye Technologies, Inc.*	37,020	368,349
Clearwater Paper Corp.*	10,569	578,758
Deltic Timber Corp.	9,253	386,775
KapStone Paper and Packaging Corp.*	27,486	306,194
Louisiana-Pacific Corp.*	103,548	692,736
Neenah Paper, Inc.	11,800	215,940
P.H. Glatfelter Co.	43,415	471,053
Schweitzer-Mauduit International, Inc.	14,782	745,752
Wausau Paper Corp.*	37,989	257,186

		4,022,743

Total Materials		36,088,766

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.7%)
AboveNet, Inc.*	18,055	851,835
Alaska Communications Systems Group, Inc.	31,677	268,938
Atlantic Tele-Network, Inc.	9,090	375,417
Cbeyond, Inc.*	18,708	233,850
Cincinnati Bell, Inc.*	208,237	626,793
Cogent Communications Group, Inc.*	39,925	302,632
Consolidated Communications Holdings, Inc.	22,542	383,439
General Communication, Inc., Class A*	38,100	289,179
Global Crossing Ltd.*	25,589	270,476
Iridium Communications, Inc.*	27,300	274,092
Neutral Tandem, Inc.*	30,573	343,946
PAETEC Holding Corp.*	126,685	431,996
Premiere Global Services, Inc.*	58,452	370,586

		5,023,179

Wireless Telecommunication Services (0.3%)
NTELOS Holdings Corp.	27,721	476,801
Shenandoah Telecommunications Co.	21,724	385,384
Syniverse Holdings, Inc.*	51,229	1,047,633
USA Mobility, Inc.	18,500	239,020

		2,148,838

Total Telecommunication Services		7,172,017

Utilities (3.2%)
Electric Utilities (1.2%)
Allete, Inc.	25,023	856,787

	Number of Shares	Value (Note 1)

Cleco Corp.	46,481	$1,227,563
El Paso Electric Co.*	40,746	788,435
Empire District Electric Co.	30,023	563,532
IDACORP, Inc.	37,108	1,234,583
MGE Energy, Inc.	20,553	740,730
PNM Resources, Inc.	75,781	847,232
Portland General Electric Co.	69,532	1,274,522
UIL Holdings Corp.	23,901	598,242
UniSource Energy Corp.	32,843	991,202

		9,122,828

Gas Utilities (1.3%)
Laclede Group, Inc.	23,052	763,713
New Jersey Resources Corp.	32,311	1,137,347
Nicor, Inc.	35,092	1,421,226
Northwest Natural Gas Co.	24,242	1,056,224
Piedmont Natural Gas Co., Inc.#	63,677	1,611,028
South Jersey Industries, Inc.	26,076	1,120,225
Southwest Gas Corp.	39,036	1,151,562
WGL Holdings, Inc.	44,725	1,521,992

		9,783,317

Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc.*	82,200	316,470

Multi-Utilities (0.5%)
Avista Corp.	46,099	900,313
Black Hills Corp.	34,719	988,450
CH Energy Group, Inc.	14,668	575,572
NorthWestern Corp.	34,978	916,424

		3,380,759

Water Utilities (0.2%)
American States Water Co.	16,779	556,056
California Water Service Group	16,750	597,975
SJW Corp.	15,852	371,571

		1,525,602

Total Utilities		24,128,976

Total Common Stocks (99.8%) (Cost $623,996,379)		748,902,671

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Investment Company (0.1%)
Kayne Anderson Energy Development Co. (Cost $131,203)	8,285	125,683

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $2,609,459)	$2,609,459	2,609,459

Total Investments (100.2%) (Cost/Amortized Cost $626,737,041)		751,637,813
Other Assets Less Liabilities (-0.2%)		(1,300,804)

Net Assets (100%)		$750,337,009

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

*	Non-income producing.
†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,034,573.
(b)	Illiquid Security.

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	7	September-10	$455,327	$425,460	$ (29,867)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$103,370,535	$—	$—	$103,370,535
Consumer Staples	24,414,910	181,915	—	24,596,825
Energy	40,207,052	—	—	40,207,052
Financials	160,227,502	—	—	160,227,502
Health Care	103,931,750	—	—	103,931,750
Industrials	115,029,427	—	—	115,029,427
Information Technology	134,149,821	—	—	134,149,821
Materials	36,088,766	—	—	36,088,766
Telecommunication Services	7,172,017	—	—	7,172,017
Utilities	24,128,976	—	—	24,128,976
Investment Companies
Investment Companies	125,683	—	—	125,683
Short-Term Investments	—	2,609,459	—	2,609,459

Total Assets	$748,846,439	$2,791,374	$—	$751,637,813

Liabilities:
Futures	$(29,867)	$—	$—	$(29,867)

Total Liabilities	$(29,867)	$—	$—	$(29,867)

Total	$748,816,572	$2,791,374	$—	$751,607,946

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$1,519
Total gains or losses (realized/unrealized) included in earnings	(1,519)
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—
Transfers in and/or out of Level 3	—
Balance as of 6/30/10	$—
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$—

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets -Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(29,867	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(29,867)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(77,112)	—	—	(77,112)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$ (77,112)	$—	$—	$ (77,112)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(19,864)	—	—	(19,864)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$ (19,864)	$—	$—	$ (19,864)

The Portfolio held futures contracts with an average notional balance of approximately $3,056,000 during the six months ended June 30, 2009.

^ This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$110,783,087
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$130,995,525

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$162,359,844
Aggregate gross unrealized depreciation	(46,239,372)

Net unrealized appreciation	$116,120,472

Federal income tax cost of investments	$635,517,341

The Portfolio has a net capital loss carryforward of $49,881,127 of which $9,554,499 expires in the year 2015, $16,190,204 expires in the year 2016, and $24,136,424 expires in the year 2017.

Included in the capital loss carryforward amounts are $25,744,703 of losses acquired from EQ/Small Company Index II as a result of a tax free reorganization that occurred during the year 2009. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $626,737,041)	$751,637,813
Receivable for securities sold	14,068,693
Dividends, interest and other receivables	789,756
Receivable from Separate Accounts for Trust shares sold	265,342
Other assets	9,539

Total assets	766,771,143

LIABILITIES
Overdraft payable	129
Payable for securities purchased	14,688,754
Payable to Separate Accounts for Trust shares redeemed	976,566
Investment management fees payable	163,678
Distribution fees payable - Class IB	131,925
Administrative fees payable	69,389
Variation margin payable on futures contracts	3,780
Trustees’ fees payable	828
Accrued expenses	399,085

Total liabilities	16,434,134

NET ASSETS	$750,337,009

Net assets were comprised of:
Paid in capital	$648,232,917
Accumulated undistributed net investment income (loss)	4,124,874
Accumulated undistributed net realized gain (loss) on investments and futures	(26,891,687)
Unrealized appreciation (depreciation) on investments and futures	124,870,905

Net assets	$750,337,009

Class IA
Net asset value, offering and redemption price per share, $146,367,820 / 17,741,211 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.25

Class IB
Net asset value, offering and redemption price per share, $603,969,189 / 73,269,399 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.24

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$5,164,013
Interest	47
Securities lending (net)	157,169

Total income	5,321,229

EXPENSES
Investment management fees	1,019,998
Distribution fees - Class IB	827,391
Administrative fees	432,947
Professional fees	17,437
Trustees’ fees	9,606
Custodian fees	6,594
Miscellaneous	16,840

Total expenses	2,330,813

NET INVESTMENT INCOME (LOSS)	2,990,416

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	31,711,387
Futures	(77,112)

Net realized gain (loss)	31,634,275

Change in unrealized appreciation (depreciation) on:
Securities	(51,575,773)
Futures	(19,864)

Net change in unrealized appreciation (depreciation)	(51,595,637)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(19,961,362)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(16,970,946)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,990,416	$8,637,140
Net realized gain (loss) on investments, futures and foreign currency transactions	31,634,275	(58,916,441)
Net change in unrealized appreciation (depreciation) on investments and futures	(51,595,637)	387,322,911

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,970,946)	337,043,610

DIVIDENDS:
Dividends from net investment income
Class IA	—	(1,692,508)
Class IB	—	(7,060,472)

	—	(8,752,980)

Return of capital
Class IA	—	(363,646)
Class IB	—	(440,881)

	—	(804,527)

TOTAL DIVIDENDS	—	(9,557,507)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [1,691,139 and 67,088,288 shares, respectively]	15,260,039	358,992,778
Capital shares issued in connection with merger (Note 8) [0 and 620,742 shares, respectively]	—	5,223,883
Capital shares issued in reinvestment of dividends and distributions [0 and 252,400 shares, respectively]	—	2,056,154
Capital shares repurchased [(1,342,218) and (82,581,303) shares, respectively]	(11,840,045)	(650,589,628)

Total Class IA transactions	3,419,994	(284,316,813)

Class IB
Capital shares sold [4,867,210 and 14,873,156 shares, respectively]	43,362,613	101,786,959
Capital shares issued in connection with merger (Note 8) [0 and 10,930,602 shares, respectively]	—	91,853,172
Capital shares issued in reinvestment of dividends and distributions [0 and 920,369 shares, respectively]	—	7,501,353
Capital shares repurchased [(8,496,535) and (13,459,037) shares, respectively]	(74,659,973)	(96,407,670)

Total Class IB transactions	(31,297,360)	104,733,814

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(27,877,366)	(179,582,999)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(44,848,312)	147,903,104
NET ASSETS:
Beginning of period	795,185,321	647,282,217

End of period (a)	$750,337,009	$795,185,321

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,124,874	$1,134,458

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO (kk)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009		2008		2007	2006		2005
Net asset value, beginning of period	$8.43	$6.77		$11.61		$13.01	$11.68		$11.87

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.07	(e)	0.14	(e)	0.18 (e)	0.15	(e)	0.13 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.22)	1.71		(4.06)		(0.43)	1.94		0.40

Total from investment operations	(0.18)	1.78		(3.92)		(0.25)	2.09		0.53

Less distributions:
Dividends from net investment income	—	(0.11)		(0.10)		(0.21)	(0.13)		(0.12)
Distributions from net realized gains	—	—		(0.82)		(0.94)	(0.63)		(0.60)
Return of capital	—	(0.01)		—		—	—		—

Total dividends and distributions	—	(0.12)		(0.92)		(1.15)	(0.76)		(0.72)

Net asset value, end of period	$8.25	$8.43		$6.77		$11.61	$13.01		$11.68

Total return (b)	(2.14)%	26.36%		(33.94)%		(1.55)%	17.98%		4.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$146,368	$146,628		$216,594		$130,825	$380,834		$24,343
Ratio of expenses to average net assets (a)	0.37%	0.39%		0.45%		0.39%	0.38	%(c)	0.33%
Ratio of net investment income (loss) to average net assets (a)	0.95%	1.07%		1.61%		1.36%	1.17%		1.09%
Portfolio turnover rate	14%	38%		48%		32%	26%		26%

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009		2008		2007	2006		2005
Net asset value, beginning of period	$8.43	$6.77		$11.61		13.01	$11.68		$11.87

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.06	(e)	0.11	(e)	0.14 (e)	0.11	(e)	0.10 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.22)	1.70		(4.05)		(0.42)	1.94		0.40

Total from investment operations	(0.19)	1.76		(3.94)		(0.28)	2.05		0.50

Less distributions:
Dividends from net investment income	—	(0.09)		(0.08)		(0.18)	(0.09)		(0.09)
Distributions from net realized gains	—	—		(0.82)		(0.94)	(0.63)		(0.60)
Return of capital	—	(0.01)		—		—	—		—

Total dividends and distributions	—	(0.10)		(0.90)		(1.12)	(0.72)		(0.69)

Net asset value, end of period	$8.24	$8.43		$6.77		$11.61	$13.01		$11.68

Total return (b)	(2.25)%	26.04%		(34.12)%		(1.82)%	17.68%		4.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$603,969	$648,557		$430,688		$669,947	$687,050		$517,538
Ratio of expenses to average net assets (a)	0.62%	0.64	%(c)	0.70	%(c)	0.64%	0.63	%(c)	0.58%
Ratio of net investment income (loss) to average net assets (a)	0.68%	0.90%		1.13%		1.04%	0.87%		0.84%
Portfolio turnover rate	14%	38%		48%		32%	26%		26%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO (kk)

FINANCIAL HIGHLIGHTS (Continued)

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(kk)	On September 18, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Small Company Index II Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the EQ/Small Company Index Portfolio.

See Notes to Financial Statements.

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Information Technology	33.8%
Consumer Discretionary	15.2
Financials	12.0
Industrials	11.9
Health Care	9.7
Energy	6.2
Telecommunication Services	4.7
Materials	3.5
Consumer Staples	2.4
Cash and Other	0.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$919.00	$4.38
Hypothetical (5% average return before expenses)	1,000.00	1,020.23	4.61
Class IB
Actual	1,000.00	918.50	5.57
Hypothetical (5% average return before expenses)	1,000.00	1,018.99	5.86

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.92% and 1.17%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (15.2%)
Hotels, Restaurants & Leisure (4.1%)
Carnival plc	100,800	$3,230,859
Marriott International, Inc., Class A	200,309	5,997,251
MGM MIRAGE*	217,200	2,093,808
Starbucks Corp.	333,300	8,099,190
Starwood Hotels & Resorts Worldwide, Inc.	85,600	3,546,408

		22,967,516

Internet & Catalog Retail (4.2%)
Amazon.com, Inc.*	169,000	18,464,940
Liberty Media Corp. - Interactive, Class A*	344,400	3,616,200
priceline.com, Inc.*	8,500	1,500,590

		23,581,730

Media (1.5%)
McGraw-Hill Cos., Inc.	70,600	1,986,684
Walt Disney Co.	209,100	6,586,650

		8,573,334

Multiline Retail (0.6%)
Kohl’s Corp.*	66,300	3,149,250

Specialty Retail (2.9%)
AutoZone, Inc.*	25,000	4,830,500
CarMax, Inc.*	133,500	2,656,650
Lowe’s Cos., Inc.	280,700	5,731,894
O’Reilly Automotive, Inc.*	61,400	2,920,184

		16,139,228

Textiles, Apparel & Luxury Goods (1.9%)
Coach, Inc.	144,500	5,281,475
NIKE, Inc., Class B	74,900	5,059,495

		10,340,970

Total Consumer Discretionary		84,752,028

Consumer Staples (2.4%)
Beverages (0.8%)
PepsiCo, Inc.	74,000	4,510,300

Food & Staples Retailing (0.7%)
Costco Wholesale Corp.	77,400	4,243,842

Household Products (0.9%)
Procter & Gamble Co.	80,100	4,804,398

Total Consumer Staples		13,558,540

Energy (6.2%)
Energy Equipment & Services (2.7%)
Cameron International Corp.*	104,700	3,404,844
FMC Technologies, Inc.*	63,000	3,317,580
Schlumberger Ltd.	152,200	8,422,748

		15,145,172

Oil, Gas & Consumable Fuels (3.5%)
EOG Resources, Inc.	68,500	6,738,345
Murphy Oil Corp.	35,300	1,749,115
Petroleo Brasileiro S.A. (Preference) (ADR)	178,200	5,310,360

	Number of Shares	Value (Note 1)

Suncor Energy, Inc.	196,700	$5,790,848

		19,588,668

Total Energy		34,733,840

Financials (12.0%)
Capital Markets (3.8%)
Charles Schwab Corp.	232,300	3,294,014
Franklin Resources, Inc.	70,600	6,085,014
Invesco Ltd.	284,700	4,791,501
Morgan Stanley	90,600	2,102,826
Northern Trust Corp.	109,300	5,104,310

		21,377,665

Commercial Banks (2.4%)
PNC Financial Services Group, Inc.	47,500	2,683,750
U.S. Bancorp	256,400	5,730,540
Wells Fargo & Co.	203,400	5,207,040

		13,621,330

Consumer Finance (2.0%)
American Express Co.	276,400	10,973,080

Diversified Financial Services (3.4%)
IntercontinentalExchange, Inc.*	48,600	5,493,258
JPMorgan Chase & Co.	297,900	10,906,119
NYSE Euronext	98,200	2,713,266

		19,112,643

Insurance (0.4%)
Sun Life Financial, Inc.	78,000	2,048,640

Total Financials		67,133,358

Health Care (9.7%)
Biotechnology (0.5%)
Celgene Corp.*	52,900	2,688,378

Health Care Equipment & Supplies (1.9%)
Intuitive Surgical, Inc.*	11,300	3,566,506
Stryker Corp.	89,300	4,470,358
Zimmer Holdings, Inc.*	46,000	2,486,300

		10,523,164

Health Care Providers & Services (5.7%)
Express Scripts, Inc.*	279,000	13,118,580
McKesson Corp.	99,400	6,675,704
Medco Health Solutions, Inc.*	223,400	12,304,872

		32,099,156

Life Sciences Tools & Services (0.5%)
Illumina, Inc.*	61,300	2,668,389

Pharmaceuticals (1.1%)
Allergan, Inc.	101,100	5,890,086

Total Health Care		53,869,173

Industrials (11.9%)
Aerospace & Defense (1.1%)
Precision Castparts Corp.	61,300	6,308,996

Air Freight & Logistics (2.1%)
Expeditors International of Washington, Inc.	115,600	3,989,356

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

FedEx Corp.	63,300	$4,437,963
United Parcel Service, Inc., Class B	60,800	3,458,912

		11,886,231

Commercial Services & Supplies (0.5%)
Republic Services, Inc.	99,400	2,955,162

Electrical Equipment (0.8%)
Emerson Electric Co.	45,200	1,974,788
Rockwell Automation, Inc.	47,400	2,326,866

		4,301,654

Industrial Conglomerates (1.5%)
3M Co.	72,500	5,726,775
McDermott International, Inc.*	119,300	2,584,038

		8,310,813

Machinery (4.5%)
Bucyrus International, Inc.	27,300	1,295,385
Danaher Corp.	474,600	17,617,152
Deere & Co.	43,500	2,422,080
PACCAR, Inc.	95,400	3,803,598

		25,138,215

Road & Rail (0.4%)
Union Pacific Corp.	28,900	2,008,839

Trading Companies & Distributors (1.0%)
Fastenal Co.	104,400	5,239,836

Total Industrials		66,149,746

Information Technology (33.8%)
Communications Equipment (3.5%)
Cisco Systems, Inc.*	314,500	6,701,995
Juniper Networks, Inc.*	211,900	4,835,558
QUALCOMM, Inc.	245,100	8,049,084

		19,586,637

Computers & Peripherals (8.6%)
Apple, Inc.*	167,600	42,156,428
Hewlett-Packard Co.	78,100	3,380,168
SanDisk Corp.*	62,800	2,641,996

		48,178,592

Electronic Equipment, Instruments & Components (1.9%)
Corning, Inc.	272,000	4,392,800
Dolby Laboratories, Inc., Class A*	99,000	6,206,310

		10,599,110

Internet Software & Services (9.3%)
Akamai Technologies, Inc.*	107,000	4,340,990
Baidu, Inc. (ADR)*	148,500	10,109,880
eBay, Inc.*	201,300	3,947,493
Google, Inc., Class A*	63,200	28,120,840
Tencent Holdings Ltd.	323,900	5,341,242

		51,860,445

	Number of Shares	Value (Note 1)

IT Services (7.0%)
Accenture plc, Class A	149,700	$5,785,905
Automatic Data Processing, Inc.	73,000	2,938,980
International Business Machines Corp.	28,800	3,556,224
Mastercard, Inc., Class A	39,700	7,921,341
Visa, Inc., Class A	232,400	16,442,300
Western Union Co.	163,200	2,433,312

		39,078,062

Semiconductors & Semiconductor Equipment (2.6%)
ASML Holding N.V. (N.Y. Shares)	81,500	2,238,805
Broadcom Corp., Class A	163,400	5,387,298
Marvell Technology Group Ltd.*	171,300	2,699,688
NVIDIA Corp.*	213,300	2,177,793
Samsung Electronics Co., Ltd. (GDR) (b)§	5,574	1,765,303

		14,268,887

Software (0.9%)
Autodesk, Inc.*	41,500	1,010,940
McAfee, Inc.*	74,900	2,300,928
Salesforce.com, Inc.*	19,700	1,690,654

		5,002,522

Total Information Technology		188,574,255

Materials (3.5%)
Chemicals (2.1%)
Praxair, Inc.	155,300	11,801,247

Metals & Mining (1.4%)
Agnico-Eagle Mines Ltd.	26,600	1,616,748
BHP Billiton Ltd.	165,866	5,158,408
Freeport-McMoRan Copper & Gold, Inc.	18,600	1,099,818

		7,874,974

Total Materials		19,676,221

Telecommunication Services (4.7%)
Wireless Telecommunication Services (4.7%)
American Tower Corp., Class A*	234,100	10,417,450
Crown Castle International Corp.*	368,300	13,722,858
Leap Wireless International, Inc.*	78,022	1,012,726
MetroPCS Communications, Inc.*	126,400	1,035,216

Total Telecommunication Services		26,188,250

Total Common Stocks (99.4%) (Cost $530,212,426)		554,635,411

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $3,853,167)	$3,853,167	$3,853,167

Total Investments (100.1%)
(Cost/Amortized Cost $534,065,593)		558,488,578
Other Assets Less Liabilities (-0.1%)		(440,704)

Net Assets (100%)		$558,047,874

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2010, the market value of these securities amounted to $1,765,303 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$81,521,169	$3,230,859	$—	$84,752,028
Consumer Staples	13,558,540	—	—	13,558,540
Energy	34,733,840	—	—	34,733,840
Financials	67,133,358	—	—	67,133,358
Health Care	53,869,173	—	—	53,869,173
Industrials	66,149,746	—	—	66,149,746
Information Technology	181,776,179	6,798,076	—	188,574,255
Materials	14,517,813	5,158,408	—	19,676,221
Telecommunication Services	26,188,250	—	—	26,188,250
Short-Term Investments	—	3,853,167	—	3,853,167

Total Assets	$539,448,068	$19,040,510	$—	$558,488,578

Total Liabilities	$—	$—	$—	$—

Total	$539,448,068	$19,040,510	$—	$558,488,578

The Portfolio had no derivatives contracts during the six months ended June 30, 2010.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$147,994,625
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$128,510,217

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,374,503
Aggregate gross unrealized depreciation	(37,695,496)

Net unrealized appreciation	$19,679,007

Federal income tax cost of investments	$538,809,571

For the six months ended June 30, 2010, the Portfolio incurred approximately $2,157 as brokerage commissions with Keefe, Bruyette & Woods, Inc., and $4,332 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $200,719,409 of which $36,616,290 expires in the year 2011, $17,890,565 expires in the year 2012, and $63,200,966 expires in the year 2016, and $83,011,588 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $534,065,593)	$558,488,578
Foreign cash (Cost $24,052)	24,029
Dividends, interest and other receivables	327,719
Receivable for securities sold	298,197
Receivable from Separate Accounts for Trust shares sold	249,728
Other assets	6,396

Total assets	559,394,647

LIABILITIES
Overdraft payable	24,029
Payable to Separate Accounts for Trust shares redeemed	667,467
Investment management fees payable	382,803
Distribution fees payable - Class IB	114,931
Administrative fees payable	52,389
Trustees’ fees payable	455
Accrued expenses	104,699

Total liabilities	1,346,773

NET ASSETS	$558,047,874

Net assets were comprised of:
Paid in capital	731,505,636
Accumulated undistributed net investment income (loss)	(1,267,710)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(196,614,516)
Unrealized appreciation (depreciation) on investments and foreign currency translations	24,424,464

Net assets	$558,047,874

Class IA
Net asset value, offering and redemption price per share, $33,238,026 / 2,033,905 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.34

Class IB
Net asset value, offering and redemption price per share, $524,809,848 / 32,340,366 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.23

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $15,668 foreign withholding tax)	$2,174,512

EXPENSES
Investment management fees	2,350,557
Distribution fees - Class IB	706,299
Administrative fees	322,468
Printing and mailing expenses	35,301
Professional fees	13,611
Custodian fees	12,893
Trustees’ fees	7,055
Miscellaneous	8,730

Total expenses	3,456,914

NET INVESTMENT INCOME (LOSS)	(1,282,402)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	10,822,378
Foreign currency transactions	(15,576)

Net realized gain (loss)	10,806,802

Change in unrealized appreciation (depreciation) on:
Securities	(59,503,713)
Foreign currency translations	(891)

Net change in unrealized appreciation (depreciation)	(59,504,604)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(48,697,802)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(49,980,204)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,282,402)	$(881,564)
Net realized gain (loss) on investments and foreign currency transactions	10,806,802	(53,212,027)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(59,504,604)	214,659,208

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(49,980,204)	160,565,617

DIVIDENDS:
Dividends from net investment income
Class IA	—	(15,251)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [293,675 and 437,465 shares, respectively]	5,261,537	6,459,739
Capital shares issued in reinvestment of dividends [0 and 1,037 shares, respectively]	—	15,251
Capital shares repurchased [(205,482) and (262,896) shares, respectively]	(3,619,918)	(3,677,292)

Total Class IA transactions	1,641,619	2,797,698

Class IB
Capital shares sold [3,644,027 and 9,409,137 shares, respectively]	64,484,287	139,828,889
Capital shares repurchased [(2,737,538) and (4,436,275) shares, respectively]	(48,230,023)	(63,448,805)

Total Class IB transactions	16,254,264	76,380,084

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	17,895,883	79,177,782

TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,084,321)	239,728,148
NET ASSETS:
Beginning of period	590,132,195	350,404,047

End of period (a)	$558,047,874	$590,132,195

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,267,710)	$14,692

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO (g)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,			May 16, 2007* to December 31, 2007
Class IA			2009	2008
Net asset value, beginning of period	$17.78		$12.45	$21.45		$22.76

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	0.01 (e)	0.05	(e)	0.09 (e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.42)		5.33	(9.05)		(0.09)

Total from investment operations	(1.44)		5.34	(9.00)		— #

Less distributions:
Dividends from net investment income	—		(0.01)	—	#	(0.07)
Distributions from net realized gains	—		—	—	#	(1.24)

Total dividends and distributions	—		(0.01)	—	#	(1.31)

Net asset value, end of period	$16.34		$17.78	$12.45		$21.45

Total return (b)	(8.10)%		42.89%	(41.94	)%(cc)	0.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,238		$34,587	$22,030		$1,219
Ratio of expenses to average net assets:
After waivers (a)	0.92%		0.94%	0.91%		0.90%
After waivers and fees paid indirectly (a)	0.92%		0.94%	0.91%		0.62%
Before waivers and fees paid indirectly (a)	0.92%		0.96%	0.96%		0.93%
Ratio of net investment income to average net assets:
After waivers (a)	(0.19)%		0.04%	0.30%		0.33%
After waivers and fees paid indirectly (a)	(0.19)%		0.04%	0.30%		0.61%
Before waivers and fees paid indirectly (a)	(0.19)%		0.02%	0.25%		0.30%
Portfolio turnover rate	22%		52%	54%		169%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO (g)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class IB			2009		2008		2007		2006		2005
Net asset value, beginning of period	$17.67		$12.41		$21.44		$21.20		$22.09		$21.25

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(e)	(0.03	)(e)	—	#(e)	0.02	(e)	(0.13	)(e)	(0.17	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.40)		5.29		(9.03)		1.48		(0.76)		1.01

Total from investment operations	(1.44)		5.26		(9.03)		1.50		(0.89)		0.84

Less distributions:
Dividends from net investment income	—		—		—	#	(0.02)		—		—
Distributions from net realized gains	—		—		—	#	(1.24)		—		—

Total dividends and distributions	—		—		—	#	(1.26)		—		—

Net asset value, end of period	$16.23		$17.67		$12.41		$21.44		$21.20		$22.09

Total return (b)	(8.15)%		42.39%		(42.10	)%(dd)	7.19%		(3.98)%		3.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$524,810		$555,545		$328,374		$590,564		$246,130		$302,413
Ratio of expenses to average net assets:
After waivers (a)	1.17%		1.19%		1.16%		1.15%		1.15%		1.13%
After waivers and fees paid indirectly (a)	1.17%		1.19%		1.16%		0.87	%(c)	1.15%		1.13%
Before waivers and fees paid indirectly (a)	1.17%		1.21%		1.21	%(c)	1.18	%(c)	1.18%		1.13%
Ratio of net investment income to average net assets:
After waivers (a)	(0.44)%		(0.21)%		0.02%		(0.10)%		(0.60)%		(0.84)%
After waivers and fees paid indirectly (a)	(0.44)%		(0.21)%		0.02%		0.10%		(0.60)%		(0.84)%
Before waivers and fees paid indirectly (a)	(0.44)%		(0.23)%		(0.02)%		(0.14)%		(0.62)%		(0.84)%
Portfolio turnover rate	22%		52%		54%		169%		40%		15%

*	Commencement of Operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.
(g)	On July 6, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Janus Large Cap Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2007 represents the results of operations of the EQ/TCW Equity Portfolio.
(cc)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (42.04)%.
(dd)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (42.20)%.

See Notes to Financial Statements.

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Information Technology	12.4%
Consumer Discretionary	11.9
Financials	11.6
Health Care	11.4
Industrials	9.3
Energy	6.5
Telecommunication Services	4.9
Consumer Staples	4.5
Materials	2.8
Utilities	1.3
Cash and Other	23.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$881.60	$4.25
Hypothetical (5% average return before expenses)	1,000.00	1,020.28	4.56
Class IB
Actual	1,000.00	881.60	5.41
Hypothetical (5% average return before expenses)	1,000.00	1,019.04	5.81

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.91% and 1.16%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.9%)
Auto Components (0.4%)
Aisin Seiki Co., Ltd.	1,800	$48,631
Bridgestone Corp.	6,500	103,046
Compagnie Generale des Etablissements Michelin, Class B	29,339	2,045,139
Continental AG*	319	16,543
Denso Corp.	5,200	143,769
Goodyear Tire & Rubber Co.*	2,300	22,862
Johnson Controls, Inc.	6,500	174,655
Koito Manufacturing Co., Ltd.	1,000	14,685
NGK Spark Plug Co., Ltd.	2,000	24,788
NHK Spring Co., Ltd.	2,000	18,337
NOK Corp.	900	14,286
Nokian Renkaat Oyj	883	21,625
Pirelli & C. S.p.A.	17,976	9,933
Stanley Electric Co., Ltd.	1,200	19,862
Sumitomo Rubber Industries Ltd.	1,100	9,687
Toyoda Gosei Co., Ltd.	800	19,826
Toyota Boshoku Corp.	700	10,218
Toyota Industries Corp.	2,100	53,295

		2,771,187

Automobiles (2.1%)
Bayerische Motoren Werke (BMW) AG	58,871	2,847,486
Bayerische Motoren Werke (BMW) AG (Preference)	614	21,544
Daihatsu Motor Co., Ltd.	1,000	9,283
Daimler AG*	9,093	460,444
Fiat S.p.A.	8,431	86,770
Ford Motor Co.*	33,760	340,301
Fuji Heavy Industries Ltd.*	5,000	26,693
Harley-Davidson, Inc.	2,200	48,906
Honda Motor Co., Ltd.	16,500	479,185
Hyundai Motor Co.	36,817	4,312,817
Isuzu Motors Ltd.	11,000	32,846
Mazda Motor Corp.	14,100	32,917
Mitsubishi Motors Corp.*	39,000	49,349
Nissan Motor Co., Ltd.*	26,200	181,624
Peugeot S.A.*	1,401	35,413
Porsche Automobil Holding SE (Preference)	1,002	42,745
Renault S.A.*	2,056	75,666
Suzuki Motor Corp.	3,300	64,788
Toyota Motor Corp.	104,900	3,607,445
Volkswagen AG	357	30,234
Volkswagen AG (Preference)	1,832	160,388
Yamaha Motor Co., Ltd.*	2,200	29,038

		12,975,882

Distributors (0.0%)
Canon Marketing Japan, Inc.	700	9,864
Genuine Parts Co.	1,442	56,887
Jardine Cycle & Carriage Ltd.	1,000	21,225
Li & Fung Ltd.	22,000	98,483

		186,459

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	1,200	50,964

	Number of Shares	Value (Note 1)

Benesse Holdings, Inc.	600	$27,326
DeVry, Inc.	676	35,483
H&R Block, Inc.	3,300	51,777

		165,550

Hotels, Restaurants & Leisure (0.6%)
Accor S.A.*	34,388	1,579,229
Aristocrat Leisure Ltd.	3,010	9,197
Autogrill S.p.A.*	893	10,692
Carnival Corp.	4,300	130,032
Carnival plc	1,716	55,002
Compass Group plc	19,128	145,124
Crown Ltd.	5,838	37,839
Darden Restaurants, Inc.	1,300	50,505
Genting Singapore plc*	55,942	46,330
Intercontinental Hotels Group plc	2,656	41,368
International Game Technology	2,700	42,390
Marriott International, Inc., Class A	2,636	78,922
McDonald’s Corp.	10,600	698,222
McDonald’s Holdings Co. Japan Ltd.	973	21,796
OPAP S.A.	2,171	27,004
Oriental Land Co., Ltd.	600	50,123
Sands China Ltd.*	17,596	25,829
Shangri-La Asia Ltd.	16,000	29,485
Sky City Entertainment Group Ltd.	6,322	12,322
Sodexo S.A.	885	49,016
Starbucks Corp.	7,458	181,229
Starwood Hotels & Resorts Worldwide, Inc.	1,800	74,574
TABCORP Holdings Ltd.	6,891	36,502
Tatts Group Ltd.	9,671	18,104
Thomas Cook Group plc	8,852	23,344
TUI AG*	1,678	14,752
TUI Travel plc	5,765	17,884
Whitbread plc	1,806	37,758
Wyndham Worldwide Corp.	1,900	38,266
Wynn Macau Ltd.*	9,600	15,705
Wynn Resorts Ltd.	717	54,686
Yum! Brands, Inc.	4,500	175,680

		3,828,911

Household Durables (0.2%)
Casio Computer Co., Ltd.	1,700	10,184
D.R. Horton, Inc.	2,500	24,575
Electrolux AB, Class B	2,179	49,740
Fortune Brands, Inc.	1,600	62,688
Harman International Industries, Inc.*	800	23,912
Husqvarna AB, Class B	5,135	30,904
Leggett & Platt, Inc.	1,600	32,096
Lennar Corp., Class A	1,400	19,474
Newell Rubbermaid, Inc.	2,500	36,600
Panasonic Corp.	19,300	240,996
Pulte Group, Inc.*	3,057	25,312
Rinnai Corp.	500	25,633
Sanyo Electric Co., Ltd.*	15,000	19,317
Sekisui Chemical Co., Ltd.	5,000	31,196
Sekisui House Ltd.	6,000	51,438

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Sharp Corp.	10,000	$105,279
Sony Corp.	9,900	263,520
Stanley Black & Decker, Inc.	1,502	75,881
Whirlpool Corp.	700	61,474

		1,190,219

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	3,360	367,114
DeNA Co., Ltd.	600	15,823
Expedia, Inc.	65,280	1,225,958
Home Retail Group plc	9,050	28,621
priceline.com, Inc.*	451	79,620
Rakuten, Inc.	67	48,387

		1,765,523

Leisure Equipment & Products (0.0%)
Eastman Kodak Co.*	2,100	9,114
Hasbro, Inc.	1,335	54,869
Mattel, Inc.	3,400	71,944
Namco Bandai Holdings, Inc.	2,600	22,811
Nikon Corp.	3,000	51,710
Sankyo Co., Ltd.	400	18,066
Sega Sammy Holdings, Inc.	1,500	21,473
Shimano, Inc.	800	34,269
Yamaha Corp.	2,000	20,313

		304,569

Media (5.7%)
British Sky Broadcasting Group plc	11,723	122,272
CBS Corp., Class B	6,400	82,752
Comcast Corp., Class A	357,150	5,894,106
Dentsu, Inc.	1,761	46,477
DIRECTV, Class A*	8,806	298,700
Discovery Communications, Inc., Class A*	2,900	103,559
Eutelsat Communications S.A.	1,215	40,592
Fairfax Media Ltd.	25,389	27,866
Fuji Media Holdings, Inc.	8	11,496
Gannett Co., Inc.	2,500	33,650
Gestevision Telecinco S.A.	599	5,315
Hakuhodo DY Holdings, Inc.	260	13,053
Interpublic Group of Cos., Inc.*	5,200	37,076
ITV plc*	26,173	19,484
J.C. Decaux S.A.*	913	21,149
Jupiter Telecommunications Co., Ltd.	21	20,014
Lagardere S.C.A.	1,147	35,540
McGraw-Hill Cos., Inc.	3,200	90,048
Mediaset S.p.A.	7,420	42,247
Meredith Corp.	400	12,452
Metropole Television S.A.	436	8,833
Modern Times Group AB, Class B	333	18,163
New York Times Co., Class A*	1,500	12,975
News Corp., Class A	422,160	5,049,034
Omnicom Group, Inc.	2,900	99,470
PagesJaunes Groupe S.A.	1,296	13,350
Pearson plc	277,815	3,635,510
Publicis Groupe S.A.	1,098	43,647
Reed Elsevier N.V.	162,958	1,797,697
Reed Elsevier plc	12,507	92,331

	Number of Shares	Value (Note 1)

Sanoma Oyj	909	$15,682
Scripps Networks Interactive, Inc., Class A	773	31,183
SES S.A. (FDR)	3,241	67,319
Singapore Press Holdings Ltd.	17,000	45,798
Societe Television Francaise 1 S.A.	1,457	19,042
Television Broadcasts Ltd.	3,000	13,903
Time Warner Cable, Inc.	63,454	3,304,684
Time Warner, Inc.	127,400	3,683,134
Toho Co., Ltd.	800	13,189
Viacom, Inc., Class B	89,700	2,813,889
Vivendi S.A.	202,655	4,099,881
Walt Disney Co.	118,988	3,748,122
Washington Post Co., Class B	70	28,734
Wolters Kluwer N.V.	2,608	49,765
WPP plc	12,929	121,581

		35,784,764

Multiline Retail (0.5%)
Big Lots, Inc.*	900	28,881
Family Dollar Stores, Inc.	1,300	48,997
Harvey Norman Holdings Ltd.	3,733	10,320
Isetan Mitsukoshi Holdings Ltd.	4,000	38,998
J. Front Retailing Co., Ltd.	6,000	28,960
J.C. Penney Co., Inc.	2,200	47,256
Kohl’s Corp.*	3,088	146,680
Lifestyle International Holdings Ltd.	6,500	12,607
Macy’s, Inc.	4,000	71,600
Marks & Spencer Group plc	16,291	80,291
Marui Group Co., Ltd.	1,500	10,106
Next plc	2,034	60,191
Nordstrom, Inc.	1,750	56,333
PPR S.A.	795	98,106
Sears Holdings Corp.*	500	32,325
Takashimaya Co., Ltd.	2,000	15,912
Target Corp.	45,167	2,220,861

		3,008,424

Specialty Retail (1.9%)
ABC-Mart, Inc.	200	7,847
Abercrombie & Fitch Co., Class A	800	24,552
AutoNation, Inc.*	1,000	19,500
AutoZone, Inc.*	300	57,966
Bed Bath & Beyond, Inc.*	2,500	92,700
Best Buy Co., Inc.	3,300	111,738
CarMax, Inc.*	2,192	43,621
Chico’s FAS, Inc.	119,770	1,183,327
Esprit Holdings Ltd.	12,716	68,575
Fast Retailing Co., Ltd.	500	75,466
GameStop Corp., Class A*	1,400	26,306
Gap, Inc.	4,500	87,570
Hennes & Mauritz AB, Class B	10,582	290,979
Home Depot, Inc.	80,410	2,257,109
Inditex S.A.	36,547	2,072,775
Kingfisher plc	897,212	2,784,380
Limited Brands, Inc.	2,500	55,175
Lowe’s Cos., Inc.	13,833	282,470
Nitori Co., Ltd.	300	25,822
Office Depot, Inc.*	3,200	12,928

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

O’Reilly Automotive, Inc.*	1,300	$61,828
RadioShack Corp.	1,100	21,461
Ross Stores, Inc.	1,275	67,945
Shimamura Co., Ltd.	200	18,016
Staples, Inc.	7,000	133,350
Tiffany & Co.	1,300	49,283
TJX Cos., Inc.	4,000	167,800
Urban Outfitters, Inc.*	1,300	44,707
USS Co., Ltd.	24,590	1,755,197
Yamada Denki Co., Ltd.	810	52,877

		11,953,270

Textiles, Apparel & Luxury Goods (0.2%)
Adidas AG	2,080	100,397
Asics Corp.	1,000	9,163
Billabong International Ltd.	1,567	11,412
Burberry Group plc	4,473	50,439
Christian Dior S.A.	727	69,078
Cie Financiere Richemont S.A., Class A	5,294	184,181
Coach, Inc.	3,000	109,650
Hermes International S.A.	600	79,607
Luxottica Group S.p.A.	1,215	29,273
LVMH Moet Hennessy Louis Vuitton S.A.	2,445	266,328
NIKE, Inc., Class B	3,752	253,448
Nisshinbo Holdings, Inc.	1,000	9,605
Polo Ralph Lauren Corp.	600	43,776
Puma AG Rudolf Dassler Sport	76	20,059
Swatch Group AG	345	96,553
Swatch Group AG (Registered)	571	29,199
VF Corp.	900	64,062
Yue Yuen Industrial Holdings Ltd.	7,500	23,300

		1,449,530

Total Consumer Discretionary		75,384,288

Consumer Staples (4.5%)
Beverages (0.7%)
Anheuser-Busch InBev N.V.	7,371	354,059
Asahi Breweries Ltd.	4,100	69,305
Brown-Forman Corp., Class B	986	56,429
Carlsberg A/S, Class B	1,152	87,584
Coca Cola Hellenic Bottling Co. S.A.	2,123	45,296
Coca-Cola Amatil Ltd.	6,356	63,656
Coca-Cola Co.	22,700	1,137,724
Coca-Cola Enterprises, Inc.	3,300	85,338
Coca-Cola West Co., Ltd.	200	3,307
Constellation Brands, Inc., Class A*	2,100	32,802
Diageo plc	25,808	404,387
Dr. Pepper Snapple Group, Inc.	2,285	85,436
Foster’s Group Ltd.	19,570	92,582
Heineken Holding N.V.	1,311	47,829
Heineken N.V.	2,429	102,964
Ito En Ltd.	200	3,060
Kirin Holdings Co., Ltd.	8,000	100,745
Molson Coors Brewing Co., Class B	1,440	60,998
PepsiCo, Inc.	15,772	961,303

	Number of Shares	Value (Note 1)

Pernod-Ricard S.A.	1,996	$154,404
SABMiller plc	9,705	269,458
Sapporo Holdings Ltd.	3,000	12,902

		4,231,568

Food & Staples Retailing (1.3%)
Aeon Co., Ltd.	6,600	70,050
Carrefour S.A.	5,872	231,848
Casino Guichard Perrachon S.A.	653	49,312
Colruyt S.A.	183	43,039
Costco Wholesale Corp.	4,372	239,717
CVS Caremark Corp.	78,958	2,315,048
Delhaize Group S.A.	981	71,032
FamilyMart Co., Ltd.	400	13,183
J Sainsbury plc	12,297	58,513
Jeronimo Martins SGPS S.A.	2,930	26,715
Kesko Oyj, Class B	818	26,489
Koninklijke Ahold N.V.	12,009	148,723
Kroger Co.	6,597	129,895
Lawson, Inc.	600	26,223
Metcash Ltd.	6,197	21,802
Metro AG	1,188	60,397
Olam International Ltd.	15,000	27,466
Safeway, Inc.	3,600	70,776
Seven & I Holdings Co., Ltd.	7,700	176,671
SUPERVALU, Inc.	1,900	20,596
Sysco Corp.	5,923	169,220
Tesco plc	450,753	2,537,954
UNY Co., Ltd.	1,000	7,594
Walgreen Co.	9,447	252,235
Wal-Mart Stores, Inc.	20,513	986,060
Wesfarmers Ltd.	10,040	240,378
Wesfarmers Ltd. (PPS)	1,825	43,921
Whole Foods Market, Inc.*	1,800	64,836
WM Morrison Supermarkets plc	21,785	85,884
Woolworths Ltd.	12,468	282,644

		8,498,221

Food Products (1.5%)
Ajinomoto Co., Inc.	6,000	54,333
Archer-Daniels-Midland Co.	6,474	167,159
Aryzta AG	701	26,900
Associated British Foods plc	3,668	52,721
Campbell Soup Co.	1,706	61,126
ConAgra Foods, Inc.	4,499	104,917
Danone S.A.	5,741	306,581
Dean Foods Co.*	2,000	20,140
General Mills, Inc.	6,400	227,328
Golden Agri-Resources Ltd.	59,244	22,174
Goodman Fielder Ltd.	9,475	10,684
H.J. Heinz Co.	3,214	138,909
Hershey Co.	1,700	81,481
Hormel Foods Corp.	563	22,790
J.M. Smucker Co.	1,200	72,264
Kellogg Co.	2,585	130,025
Kerry Group plc, Class A	1,628	45,097
Kikkoman Corp.	2,000	20,961
Kraft Foods, Inc., Class A	17,000	476,000
Lindt & Spruengli AG	11	23,886
Lindt & Spruengli AG (Registered)	1	24,503
McCormick & Co., Inc. (Non-Voting)	1,400	53,144

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Mead Johnson Nutrition Co.	2,100	$105,252
MEIJI Holdings Co. Ltd.	869	35,507
Nestle S.A. (Registered)	109,749	5,295,386
Nippon Meat Packers, Inc.	2,000	24,729
Nisshin Seifun Group, Inc.	2,500	28,284
Nissin Food Holdings Co., Ltd.	900	33,132
Parmalat S.p.A.	15,412	35,803
Premier Foods plc*	1,780,555	506,376
Sara Lee Corp.	6,500	91,650
Suedzucker AG	832	14,920
Toyo Suisan Kaisha Ltd.	1,000	23,798
Tyson Foods, Inc., Class A	3,200	52,448
Unilever N.V. (CVA)	16,661	454,267
Unilever plc	13,237	352,782
Wilmar International Ltd.	15,000	61,381
Yakult Honsha Co., Ltd.	800	21,717
Yamazaki Baking Co., Ltd.	1,000	13,503

		9,294,058

Household Products (0.5%)
Clorox Co.	1,454	90,381
Colgate-Palmolive Co.	4,800	378,048
Henkel AG & Co. KGaA	1,505	61,464
Henkel AG & Co. KGaA (Preference)	1,988	96,712
Kimberly-Clark Corp.	4,000	242,520
Procter & Gamble Co.	28,383	1,702,412
Reckitt Benckiser Group plc	6,264	289,751
Unicharm Corp.	500	56,307

		2,917,595

Personal Products (0.1%)
Avon Products, Inc.	4,100	108,650
Beiersdorf AG	1,006	55,301
Estee Lauder Cos., Inc., Class A	1,200	66,876
Kao Corp.	5,500	129,293
L’Oreal S.A.	2,383	232,857
Shiseido Co., Ltd.	3,500	76,985

		669,962

Tobacco (0.4%)
Altria Group, Inc.	20,400	408,816
British American Tobacco plc	20,590	651,978
Imperial Tobacco Group plc	10,483	292,290
Japan Tobacco, Inc.	48	149,224
Lorillard, Inc.	1,500	107,970
Philip Morris International, Inc.	18,308	839,239
Reynolds American, Inc.	1,567	81,672
Swedish Match AB	2,521	54,921

		2,586,110

Total Consumer Staples		28,197,514

Energy (6.5%)
Energy Equipment & Services (1.3%)
Aker Solutions ASA	1,009	11,557
AMEC plc	3,422	41,716
Baker Hughes, Inc.	44,259	1,839,847
Cameron International Corp.*	2,500	81,300
Cie Generale de Geophysique-Veritas*	1,311	23,027

	Number of Shares	Value (Note 1)

Diamond Offshore Drilling, Inc.	760	$47,264
FMC Technologies, Inc.*	1,106	58,242
Fugro N.V. (CVA)	851	38,911
Halliburton Co.	125,550	3,082,253
Helmerich & Payne, Inc.	1,137	41,523
Nabors Industries Ltd.*	2,600	45,812
National Oilwell Varco, Inc.	4,000	132,280
Petrofac Ltd.	2,130	37,453
Rowan Cos., Inc.*	1,000	21,940
Saipem S.p.A.	2,597	78,925
SBM Offshore N.V.	90,013	1,284,573
Schlumberger Ltd.	11,800	653,012
Seadrill Ltd.	2,678	48,138
Smith International, Inc.	2,500	94,125
Technip S.A.	1,002	57,052
Tenaris S.A.	5,256	91,218
WorleyParsons Ltd.	1,689	31,209

		7,841,377

Oil, Gas & Consumable Fuels (5.2%)
Anadarko Petroleum Corp.	4,900	176,841
Apache Corp.	3,264	274,796
Arrow Energy Ltd.*	6,966	28,338
BG Group plc	128,329	1,899,667
BP plc	796,305	3,824,431
Cabot Oil & Gas Corp.	1,100	34,452
Cairn Energy plc*	13,196	80,736
Caltex Australia Ltd.	882	6,888
Chesapeake Energy Corp.	6,300	131,985
Chevron Corp.	43,030	2,920,016
ConocoPhillips	14,600	716,714
Consol Energy, Inc.	2,100	70,896
Cosmo Oil Co., Ltd.	4,000	9,616
Denbury Resources, Inc.*	4,100	60,024
Devon Energy Corp.	4,445	270,789
El Paso Corp.	7,200	79,992
Energy Resources of Australia Ltd.	1,048	11,611
ENI S.p.A.	178,394	3,274,802
EOG Resources, Inc.	2,491	245,040
Exxon Mobil Corp.	50,209	2,865,418
Galp Energia SGPS S.A., Class B	2,329	34,776
Gazprom OAO (ADR)	74,400	1,399,464
Hess Corp.	2,800	140,952
Idemitsu Kosan Co., Ltd.	200	15,022
INPEX Corp.	9	50,022
Japan Petroleum Exploration Co.	400	16,320
JX Holdings, Inc.*	21,994	107,506
Marathon Oil Corp.	7,102	220,801
Massey Energy Co.	900	24,615
Mongolia Energy Co., Ltd.*	41,746	14,569
Murphy Oil Corp.	1,793	88,843
Neste Oil Oyj	1,474	21,415
Noble Energy, Inc.	1,752	105,698
Occidental Petroleum Corp.	8,000	617,200
OMV AG	1,389	41,862
Origin Energy Ltd.	9,269	115,802
Paladin Energy Ltd.*	5,288	15,798
Peabody Energy Corp.	2,600	101,738
Pioneer Natural Resources Co.	1,100	65,395
Range Resources Corp.	1,500	60,225
Repsol YPF S.A.	7,179	145,043

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Royal Dutch Shell plc, Class A	35,692	$901,347
Royal Dutch Shell plc, Class B	184,661	4,470,887
Santos Ltd.	8,041	84,406
Showa Shell Sekiyu KK	2,700	18,641
Southwestern Energy Co.*	3,300	127,512
Spectra Energy Corp.	6,600	132,462
Statoil ASA	81,766	1,577,013
Sunoco, Inc.	1,292	44,923
Tesoro Corp.	1,100	12,837
TonenGeneral Sekiyu KK	2,000	17,283
Total S.A.	106,280	4,729,938
Tullow Oil plc	9,125	135,923
Valero Energy Corp.	5,400	97,092
Williams Cos., Inc.	5,506	100,650
Woodside Petroleum Ltd.	5,577	194,520

		33,031,552

Total Energy		40,872,929

Financials (11.6%)
Capital Markets (0.8%)
3i Group plc	10,008	39,444
Ameriprise Financial, Inc.	2,600	93,938
Bank of New York Mellon Corp.	12,080	298,255
Charles Schwab Corp.	9,931	140,822
Credit Suisse Group AG (Registered)	11,641	437,513
Daiwa Securities Group, Inc.	16,500	69,411
Deutsche Bank AG (Registered)	6,278	354,947
E*TRADE Financial Corp.*	1,690	19,976
Federated Investors, Inc., Class B	700	14,497
Franklin Resources, Inc.	1,500	129,285
GAM Holding Ltd.*	1,713	18,674
Goldman Sachs Group, Inc.	5,024	659,500
ICAP plc	5,375	32,219
Invesco Ltd.	4,400	74,052
Investec plc	5,164	34,732
Jafco Co., Ltd.	200	4,391
Janus Capital Group, Inc.	2,100	18,648
Julius Baer Group Ltd.	2,145	61,070
Legg Mason, Inc.	1,700	47,651
Macquarie Group Ltd.	3,528	108,570
Man Group plc	17,650	58,389
Matsui Securities Co., Ltd.	400	2,438
Mediobanca S.p.A.*	5,665	42,224
Mizuho Securities Co., Ltd.	8,000	17,731
Morgan Stanley	13,600	315,656
Nomura Holdings, Inc.	34,500	188,868
Northern Trust Corp.	2,300	107,410
Ratos AB, Class B	1,289	32,342
SBI Holdings, Inc.	147	18,223
Schroders plc	1,260	22,676
State Street Corp.	5,060	171,129
T. Rowe Price Group, Inc.	2,600	115,414
UBS AG (Registered)*	111,263	1,474,854

		5,224,949

Commercial Banks (4.0%)
77 Bank Ltd.	5,000	26,806
Alpha Bank AE*	4,219	20,621
Aozora Bank Ltd.	10,000	12,994

	Number of Shares	Value (Note 1)

Australia & New Zealand Banking Group Ltd.	25,668	$460,795
Banca Carige S.p.A.	9,745	19,053
Banca Monte dei Paschi di Siena S.p.A.*	27,039	30,614
Banca Popolare di Milano S.c.a.r.l.	2,942	12,139
Banco Bilbao Vizcaya Argentaria S.A.	36,048	371,889
Banco Comercial Portugues S.A. (Registered)	30,217	22,651
Banco de Sabadell S.A.	8,082	36,484
Banco de Valencia S.A.	2,965	13,174
Banco Espirito Santo S.A. (Registered)	4,002	15,770
Banco Popolare S.c.a.r.l.	5,851	32,154
Banco Popular Espanol S.A.	8,023	40,912
Banco Santander S.A.	82,811	870,177
Bank Hapoalim B.M.*	7,726	27,756
Bank Leumi Le-Israel B.M.*	9,847	34,981
Bank of Cyprus plc	6,808	27,282
Bank of East Asia Ltd.	17,200	61,941
Bank of Ireland*	34,555	28,414
Bank of Kyoto Ltd.	4,000	32,848
Bank of Yokohama Ltd.	11,000	50,225
Bankinter S.A.	3,926	23,855
Barclays plc	117,587	466,176
BB&T Corp.	6,931	182,355
Bendigo and Adelaide Bank Ltd.	3,572	24,416
BNP Paribas S.A.	9,577	511,358
BOC Hong Kong Holdings Ltd.	36,500	82,967
Chiba Bank Ltd.	7,000	42,172
Chugoku Bank Ltd.	2,000	23,574
Chuo Mitsui Trust Holdings, Inc.	11,000	38,737
Comerica, Inc.	1,860	68,504
Commerzbank AG*	7,990	55,765
Commonwealth Bank of Australia	15,389	623,725
Credit Agricole S.A.	9,129	93,448
Danske Bank A/S*	4,535	87,095
DBS Group Holdings Ltd.	204,988	1,987,607
Deutsche Postbank AG*	762	22,000
Dexia S.A.*	6,744	23,494
DnB NOR ASA	9,819	94,482
EFG Eurobank Ergasias S.A.*	4,029	17,881
Erste Group Bank AG	1,860	59,173
Fifth Third Bancorp	8,000	98,320
First Horizon National Corp.*	2,556	29,261
Fukuoka Financial Group, Inc.	7,000	29,033
Gunma Bank Ltd.	5,000	26,449
Hachijuni Bank Ltd.	5,000	28,152
Hang Seng Bank Ltd.	7,700	102,875
Hiroshima Bank Ltd.	7,000	27,912
Hokuhoku Financial Group, Inc.	16,000	29,340
HSBC Holdings plc	497,413	4,550,011
Huntington Bancshares, Inc./Ohio	6,500	36,010
ICICI Bank Ltd. (ADR)	43,240	1,562,694
Intesa Sanpaolo S.p.A.	677,779	1,776,887
Israel Discount Bank Ltd., Class A*	5,294	8,934

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Iyo Bank Ltd.	3,000	$27,864
Joyo Bank Ltd.	5,000	19,856
KB Financial Group, Inc. (ADR)	26,155	991,013
KBC Groep N.V.*	1,798	68,964
KeyCorp	8,200	63,058
Lloyds Banking Group plc*	405,608	321,820
M&T Bank Corp.	758	64,392
Marshall & Ilsley Corp.	5,500	39,490
Mitsubishi UFJ Financial Group, Inc.	130,000	589,311
Mizrahi Tefahot Bank Ltd.*	1,185	8,611
Mizuho Financial Group, Inc.	143,004	234,715
Mizuho Trust & Banking Co., Ltd.*	20,000	17,181
National Australia Bank Ltd.	21,231	410,102
National Bank of Greece S.A.*	6,044	65,857
Natixis S.A.*	10,058	43,268
Nishi-Nippon City Bank Ltd.	9,000	25,906
Nordea Bank AB	32,138	265,067
Oversea-Chinese Banking Corp., Ltd.	26,000	163,550
Piraeus Bank S.A.*	3,145	13,259
PNC Financial Services Group, Inc.	5,100	288,150
Raiffeisen International Bank Holding AG*	671	25,573
Regions Financial Corp.	11,300	74,354
Resona Holdings, Inc.	5,451	66,307
Royal Bank of Scotland Group plc*	174,385	105,029
Sapporo Hokuyo Holdings, Inc.	1,776	7,838
Senshu Ikeda Holdings, Inc.	6,000	8,682
Seven Bank Ltd.	9	16,296
Shinsei Bank Ltd.*	9,000	7,596
Shizuoka Bank Ltd.	6,000	52,300
Skandinaviska Enskilda Banken AB, Class A	12,599	66,827
Societe Generale S.A.	6,511	264,859
Standard Chartered plc	20,866	506,541
Sumitomo Mitsui Financial Group, Inc.	13,377	377,642
Sumitomo Trust & Banking Co., Ltd.	14,000	71,219
SunTrust Banks, Inc.	4,800	111,840
Suruga Bank Ltd.	2,000	18,119
Svenska Handelsbanken AB, Class A	4,765	116,707
Swedbank AB, Class A*	6,906	63,585
U.S. Bancorp	18,800	420,180
UniCredit S.p.A.	863,367	1,916,419
Unione di Banche Italiane S.c.p.A.	5,442	46,825
United Overseas Bank Ltd.	13,000	180,597
Wells Fargo & Co.	51,356	1,314,714
Westpac Banking Corp.	30,431	537,390
Wing Hang Bank Ltd.	2,500	24,366
Yamaguchi Financial Group, Inc.	3,000	28,611
Zions Bancorp	1,500	32,355

		25,268,547

Consumer Finance (0.6%)
Acom Co., Ltd.	670	8,635
Aeon Credit Service Co., Ltd.	400	3,548

	Number of Shares	Value (Note 1)

American Express Co.	91,070	$3,615,479
Capital One Financial Corp.	4,400	177,320
Credit Saison Co., Ltd.	1,200	12,413
Discover Financial Services	5,600	78,288
ORIX Corp.	1,020	74,085
SLM Corp.*	5,000	51,950

		4,021,718

Diversified Financial Services (1.5%)
ASX Ltd.	1,562	38,111
Bank of America Corp.	148,930	2,140,124
Cie Nationale a Portefeuille	474	20,121
Citigroup, Inc.*	220,907	830,610
CME Group, Inc.	643	181,037
Criteria Caixacorp S.A.	10,150	41,543
Deutsche Boerse AG	1,907	115,863
Eurazeo S.A.	393	22,596
Exor S.p.A.	420	7,076
Groupe Bruxelles Lambert S.A.	766	53,205
Hong Kong Exchanges and Clearing Ltd.	10,300	160,611
ING Groep N.V. (CVA)*	378,076	2,807,019
IntercontinentalExchange, Inc.*	700	79,121
Investor AB, Class B	4,289	69,417
JPMorgan Chase & Co.	65,240	2,388,436
K-Green Trust*	2,400	1,801
Kinnevik Investment AB, Class B	2,642	42,332
Leucadia National Corp.*	2,000	39,020
London Stock Exchange Group plc	1,529	12,661
Mitsubishi UFJ Lease & Finance Co., Ltd.	730	24,575
Moody’s Corp.	1,800	35,856
NASDAQ OMX Group, Inc.*	1,600	28,448
NYSE Euronext	2,500	69,075
Pargesa Holding S.A.	365	23,914
Pohjola Bank plc	2,090	21,277
Singapore Exchange Ltd.	8,000	41,861

		9,295,710

Insurance (3.4%)
ACE Ltd.	38,940	2,004,631
Admiral Group plc	1,922	40,186
Aegon N.V.*	15,967	85,536
Aflac, Inc.	4,700	200,549
Ageas	21,655	48,365
Allianz SE (Registered)	4,582	454,976
Allstate Corp.	5,431	156,033
American International Group, Inc.*	1,205	41,500
AMP Ltd.	22,094	96,069
Aon Corp.	2,700	100,224
Assicurazioni Generali S.p.A.	12,172	212,406
Assurant, Inc.	965	33,485
Aviva plc	677,463	3,148,762
AXA Asia Pacific Holdings Ltd.	11,652	53,361
AXA S.A.	16,940	256,910
Baloise Holding AG (Registered)	442	30,753
Berkshire Hathaway, Inc., Class B*	16,264	1,296,078
Chubb Corp.	3,291	164,583
Cincinnati Financial Corp.	1,426	36,891

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

CNP Assurances S.A.	467	$31,811
Dai-ichi Life Insurance Co., Ltd.	81	111,395
Delta Lloyd N.V.	527	8,813
Genworth Financial, Inc., Class A*	5,000	65,350
Hannover Rueckversicherung AG (Registered)	775	33,385
Hartford Financial Services Group, Inc.	4,200	92,946
Insurance Australia Group Ltd.	23,066	65,616
Legal & General Group plc	60,456	70,342
Lincoln National Corp.	3,100	75,299
Loews Corp.	3,600	119,916
Mapfre S.A.*	9,759	26,487
Mapfre S.A.*†	314	852
Marsh & McLennan Cos., Inc.	5,400	121,770
Mediolanum S.p.A.	2,314	9,055
MetLife, Inc.	8,100	305,856
MS&AD Insurance Group Holdings, Inc.	5,711	121,913
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	16,534	2,069,929
NKSJ Holdings, Inc.*	15,343	90,984
Old Mutual plc	57,972	88,677
Principal Financial Group, Inc.	3,200	75,008
Progressive Corp.	197,070	3,689,150
Prudential Financial, Inc.	4,600	246,836
Prudential plc	26,115	195,735
QBE Insurance Group Ltd.	10,186	155,014
RenaissanceReinsurance Holdings Ltd.	31,890	1,794,450
Resolution Ltd.	19,639	18,474
RSA Insurance Group plc	35,192	62,465
Sampo Oyj, Class A	4,115	86,099
SCOR SE	2,008	38,380
Sony Financial Holdings, Inc.	11	36,782
Standard Life plc§	23,063	59,190
Suncorp-Metway Ltd.	12,261	82,295
Swiss Life Holding AG (Registered)*	254	24,311
Swiss Reinsurance Co., Ltd.	43,055	1,771,119
T&D Holdings, Inc.	2,600	55,496
Tokio Marine Holdings, Inc.	7,200	188,601
Torchmark Corp.	900	44,559
Travelers Cos., Inc.	4,900	241,325
Tryg A/S	369	19,401
Unum Group	3,060	66,402
Vienna Insurance Group	501	20,890
XL Capital Ltd., Class A	3,400	54,434
Zurich Financial Services AG	1,454	319,169

		21,317,279

Real Estate Investment Trusts (REITs) (0.4%)
Apartment Investment & Management Co. (REIT), Class A	1,300	25,181
Ascendas Real Estate Investment Trust (REIT)	13,000	16,780
AvalonBay Communities, Inc. (REIT)	797	74,416
Boston Properties, Inc. (REIT)	1,425	101,659
British Land Co. plc (REIT)	8,908	56,944

	Number of Shares	Value (Note 1)

Capital Shopping Centres Group plc (REIT)	5,111	$23,578
CapitaMall Trust (REIT)	18,000	23,427
CFS Retail Property Trust (REIT)	15,276	24,206
Corio N.V. (REIT)	725	35,217
Dexus Property Group (REIT)	55,652	35,832
Equity Residential (REIT)	2,819	117,383
Fonciere Des Regions (REIT)	306	25,302
Gecina S.A. (REIT)	255	22,780
Goodman Group (REIT)	68,843	36,297
GPT Group (REIT)	20,701	48,602
Hammerson plc (REIT)	7,244	36,597
HCP, Inc. (REIT)	2,993	96,524
Health Care REIT, Inc. (REIT)	1,300	54,756
Host Hotels & Resorts, Inc. (REIT)	6,611	89,116
ICADE (REIT)	310	26,152
Japan Prime Realty Investment Corp. (REIT)	6	12,608
Japan Real Estate Investment Corp. (REIT)	6	48,933
Japan Retail Fund Investment Corp. (REIT)	20	24,316
Kimco Realty Corp. (REIT)	4,200	56,448
Klepierre S.A. (REIT)	1,145	31,435
Land Securities Group plc (REIT)	7,797	63,956
Link REIT (REIT)	21,000	51,957
Mirvac Group (REIT)	30,010	32,854
Nippon Building Fund, Inc. (REIT)	6	47,426
Nomura Real Estate Office Fund, Inc. (REIT)	3	14,921
Plum Creek Timber Co., Inc. (REIT)	1,500	51,795
ProLogis (REIT)	4,900	49,637
Public Storage (REIT)	1,283	112,789
Segro plc (REIT)	6,449	24,291
Simon Property Group, Inc. (REIT)	2,915	235,386
Stockland Corp., Ltd. (REIT)	25,976	80,709
Unibail-Rodamco S.A. (REIT)	895	145,259
Ventas, Inc. (REIT)	1,601	75,167
Vornado Realty Trust (REIT)	1,572	114,677
Westfield Group (REIT)	21,766	221,539

		2,466,852

Real Estate Management & Development (0.9%)
Aeon Mall Co., Ltd.	1,100	21,827
Beni Stabili S.p.A.*	1,836	1,392
BGP Holdings plc (b)*†	177,813	—
CapitaLand Ltd.	24,000	61,195
CapitaMalls Asia Ltd.	18,361	27,332
CB Richard Ellis Group, Inc., Class A*	2,800	38,108
Cheung Kong Holdings Ltd.	157,000	1,804,124
City Developments Ltd.	6,000	47,288
Daito Trust Construction Co., Ltd.	900	50,878
Daiwa House Industry Co., Ltd.	4,000	36,034
Hang Lung Group Ltd.	6,000	32,325

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Hang Lung Properties Ltd.	20,000	$76,709
Henderson Land Development Co., Ltd.	10,000	58,259
Hopewell Holdings Ltd.	8,000	22,502
Hysan Development Co., Ltd.	8,000	22,494
Immofinaz AG*	7,120	18,330
Keppel Land Ltd.	4,000	11,005
Kerry Properties Ltd.	9,000	38,629
Lend Lease Group	4,700	28,690
Mitsubishi Estate Co., Ltd.	12,000	166,609
Mitsui Fudosan Co., Ltd.	8,000	111,843
New World Development Ltd.	31,000	50,078
Nomura Real Estate Holdings, Inc.	700	8,784
NTT Urban Development Corp.	6	4,741
Sino Land Co., Ltd.	20,000	35,522
Sumitomo Realty & Development Co., Ltd.	4,000	68,221
Sun Hung Kai Properties Ltd.	14,000	190,348
Swire Pacific Ltd., Class A	187,500	2,124,522
Tokyo Tatemono Co., Ltd.	3,000	9,198
Tokyu Land Corp.	4,000	14,005
UOL Group Ltd.	6,000	16,180
Wharf Holdings Ltd.	13,000	62,930
Wheelock & Co., Ltd.	11,000	30,910

		5,291,012

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	4,958	60,686
People’s United Financial, Inc.	3,986	53,811

		114,497

Total Financials		73,000,564

Health Care (11.4%)
Biotechnology (1.6%)
Actelion Ltd. (Registered)*	918	34,234
Amgen, Inc.*	150,303	7,905,938
Biogen Idec, Inc.*	34,020	1,614,249
Celgene Corp.*	4,581	232,806
Cephalon, Inc.*	700	39,725
CSL Ltd.	5,578	152,130
Genzyme Corp.*	2,700	137,079
Gilead Sciences, Inc.*	8,800	301,664
Grifols S.A.	854	8,721

		10,426,546

Health Care Equipment & Supplies (1.4%)
Baxter International, Inc.	5,800	235,712
Becton, Dickinson and Co.	2,339	158,163
bioMerieux S.A.	146	14,981
Boston Scientific Corp.*	15,300	88,740
C.R. Bard, Inc.	900	69,777
CareFusion Corp.*	1,850	41,995
Cie Generale d’Optique Essilor International S.A.	2,004	119,319
Cochlear Ltd.	489	30,461
Coloplast A/S, Class B	285	28,290
Covidien plc	117,570	4,723,963
DENTSPLY International, Inc.	1,282	38,345
Fresenius SE	387	25,734
Fresenius SE (Preference)	934	61,759

	Number of Shares	Value (Note 1)

Getinge AB, Class B	2,379	$46,037
Hospira, Inc.*	1,700	97,665
Intuitive Surgical, Inc.*	374	118,042
Medtronic, Inc.	67,639	2,453,266
Nobel Biocare Holding AG (Registered)	1,067	18,236
Olympus Corp.	2,000	47,339
Smith & Nephew plc	9,134	85,998
Sonova Holding AG	432	52,976
St. Jude Medical, Inc.*	3,100	111,879
Straumann Holding AG (Registered)	95	20,554
Stryker Corp.	2,674	133,860
Synthes, Inc.	675	77,617
Sysmex Corp.	400	22,715
Terumo Corp.	1,600	76,569
Varian Medical Systems, Inc.*	1,300	67,964
William Demant Holding A/S*	298	21,761
Zimmer Holdings, Inc.*	2,000	108,100

		9,197,817

Health Care Providers & Services (0.9%)
Aetna, Inc.	4,100	108,158
Alfresa Holdings Corp.	300	14,472
AmerisourceBergen Corp.	2,906	92,265
Cardinal Health, Inc.	3,420	114,946
Celesio AG	1,059	23,053
CIGNA Corp.	2,600	80,756
Coventry Health Care, Inc.*	1,600	28,288
DaVita, Inc.*	946	59,068
Express Scripts, Inc.*	5,400	253,908
Fresenius Medical Care AG & Co. KGaA	1,893	102,411
Humana, Inc.*	1,600	73,072
Laboratory Corp. of America Holdings*	1,000	75,350
McKesson Corp.	2,600	174,616
Medco Health Solutions, Inc.*	4,500	247,860
Medipal Holdings Corp.	1,700	20,222
Patterson Cos., Inc.	756	21,569
Quest Diagnostics, Inc.	69,580	3,462,997
Sonic Healthcare Ltd.	4,154	36,184
Suzuken Co., Ltd.	600	20,093
Tenet Healthcare Corp.*	4,800	20,832
UnitedHealth Group, Inc.	11,200	318,080
WellPoint, Inc.*	4,108	201,004

		5,549,204

Health Care Technology (0.0%)
Cerner Corp.*	700	53,123

Life Sciences Tools & Services (0.4%)
Life Technologies Corp.*	1,700	80,325
Lonza Group AG (Registered)	28,412	1,891,361
Millipore Corp.*	505	53,858
PerkinElmer, Inc.	1,300	26,871
QIAGEN N.V.*	2,689	52,090
Thermo Fisher Scientific, Inc.*	4,088	200,516
Waters Corp.*	844	54,607

		2,359,628

Pharmaceuticals (7.1%)
Abbott Laboratories, Inc.	43,570	2,038,205

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Allergan, Inc.	3,100	$180,606
Astellas Pharma, Inc.	4,500	150,491
AstraZeneca plc	14,951	702,505
Bayer AG	8,347	465,721
Bristol-Myers Squibb Co.	70,200	1,750,788
Chugai Pharmaceutical Co., Ltd.	2,600	45,914
Daiichi Sankyo Co., Ltd.	6,600	118,032
Dainippon Sumitomo Pharma Co., Ltd.	2,000	15,372
Eisai Co., Ltd.	2,400	79,397
Elan Corp. plc*	5,855	26,519
Eli Lilly and Co.	10,094	338,149
Forest Laboratories, Inc.*	2,800	76,804
GlaxoSmithKline plc	338,977	5,744,703
Hisamitsu Pharmaceutical Co., Inc.	800	31,743
Ipsen S.A.	237	7,225
Johnson & Johnson	27,100	1,600,526
King Pharmaceuticals, Inc.*	2,800	21,252
Kyowa Hakko Kirin Co., Ltd.	3,000	28,495
Merck & Co., Inc.	146,161	5,111,250
Merck KGaA	22,692	1,653,158
Mitsubishi Tanabe Pharma Corp.	2,000	30,459
Mylan, Inc.*	2,900	49,416
Novartis AG (Registered)	120,401	5,841,428
Novo Nordisk A/S, Class B	4,458	359,607
Ono Pharmaceutical Co., Ltd.	1,000	40,618
Orion Oyj, Class B	606	11,339
Pfizer, Inc.	402,064	5,733,433
Roche Holding AG	36,117	4,959,717
Sanofi-Aventis S.A.	105,973	6,390,479
Santen Pharmaceutical Co., Ltd.	600	21,591
Shionogi & Co., Ltd.	3,000	62,065
Shire plc	5,787	117,628
Taisho Pharmaceutical Co., Ltd.	1,000	19,732
Takeda Pharmaceutical Co., Ltd.	7,800	333,817
Teva Pharmaceutical Industries Ltd.	9,275	483,960
Tsumura & Co.	400	12,259
UCB S.A.	1,230	38,535
Watson Pharmaceuticals, Inc.*	1,100	44,627

		44,737,565

Total Health Care		72,323,883

Industrials (9.3%)
Aerospace & Defense (0.9%)
BAE Systems plc	354,027	1,644,701
Boeing Co.	7,400	464,350
Cobham plc	11,806	37,212
Elbit Systems Ltd.	186	9,434
Empresa Brasileira de Aeronautica S.A. (ADR)	54,400	1,139,680
European Aeronautic Defence and Space Co. N.V.*	4,598	93,823
Finmeccanica S.p.A.	4,727	49,053
General Dynamics Corp.	3,717	217,668
Goodrich Corp.	1,200	79,500
Honeywell International, Inc.	7,634	297,955
ITT Corp.	1,905	85,573
L-3 Communications Holdings, Inc.	1,078	76,365

	Number of Shares	Value (Note 1)

Lockheed Martin Corp.	3,100	$230,950
Northrop Grumman Corp.	2,880	156,787
Precision Castparts Corp.	1,400	144,088
Raytheon Co.	3,790	183,398
Rockwell Collins, Inc.	1,600	85,008
Rolls-Royce Group plc*	19,122	159,239
Rolls-Royce Group plc, Class C*†	2,935,710	4,386
Safran S.A.	1,356	37,604
Singapore Technologies Engineering Ltd.	17,000	39,755
Thales S.A.	1,107	35,584
United Technologies Corp.	9,200	597,172

		5,869,285

Air Freight & Logistics (1.9%)
C.H. Robinson Worldwide, Inc.	1,669	92,896
Deutsche Post AG (Registered)	160,546	2,328,895
Expeditors International of Washington, Inc.	2,200	75,922
FedEx Corp.	59,599	4,178,486
TNT N.V.	3,661	92,273
Toll Holdings Ltd.	6,728	30,723
United Parcel Service, Inc., Class B	91,700	5,216,813
Yamato Holdings Co., Ltd.	4,000	52,934

		12,068,942

Airlines (0.0%)
Air France-KLM*	1,046	12,305
All Nippon Airways Co., Ltd.*	6,000	18,985
British Airways plc*	7,983	23,167
Cathay Pacific Airways Ltd.	15,000	29,408
Deutsche Lufthansa AG (Registered)*	2,000	27,558
Iberia Lineas Aereas de Espana S.A.*	5,937	16,818
Qantas Airways Ltd.*	11,067	20,316
Singapore Airlines Ltd.	6,000	62,166
Southwest Airlines Co.	7,000	77,770

		288,493

Building Products (0.1%)
Asahi Glass Co., Ltd.	11,000	102,635
Assa Abloy AB, Class B	2,916	58,160
Cie de Saint-Gobain S.A.	3,782	139,643
Daikin Industries Ltd.	2,500	76,301
Geberit AG (Registered)	371	57,532
JS Group Corp.	2,300	43,912
Masco Corp.	3,300	35,508
Nippon Sheet Glass Co., Ltd.	5,000	12,174
TOTO Ltd.	3,000	19,982

		545,847

Commercial Services & Supplies (0.5%)
Aggreko plc	2,122	44,299
Avery Dennison Corp.	1,200	38,556
Brambles Ltd.	141,061	643,103
Cintas Corp.	1,102	26,415
Dai Nippon Printing Co., Ltd.	6,000	69,335
G4S plc	13,053	51,722
Iron Mountain, Inc.	1,900	42,674
Nissha Printing Co., Ltd.	200	5,349

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Pitney Bowes, Inc.	2,200	$48,312
R.R. Donnelley & Sons Co.	2,200	36,014
Rentokil Initial plc*	936,970	1,487,629
Republic Services, Inc.	3,032	90,141
Secom Co., Ltd.	2,000	88,804
Securitas AB, Class B	3,868	34,914
Serco Group plc	5,060	44,077
Societe BIC S.A.	332	23,550
Stericycle, Inc.*	900	59,022
Toppan Printing Co., Ltd.	6,000	47,598
Waste Management, Inc.	4,600	143,934

		3,025,448

Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios S.A.	1,334	48,787
Balfour Beatty plc	7,172	25,485
Bouygues S.A.	2,205	84,458
Chiyoda Corp.	2,000	14,509
Eiffage S.A.	542	23,397
Ferrovial S.A.	4,955	32,011
Fluor Corp.	1,700	72,250
Fomento de Construcciones y Contratas S.A.	558	11,918
Hochtief AG	516	30,664
Jacobs Engineering Group, Inc.*	1,300	47,372
JGC Corp.	2,000	30,320
Kajima Corp.	11,000	24,821
Kinden Corp.	1,000	8,504
Koninklijke Boskalis Westminster N.V.	748	29,125
Leighton Holdings Ltd.	1,623	39,112
Obayashi Corp.	8,000	31,571
Quanta Services, Inc.*	2,200	45,430
Shimizu Corp.	5,000	17,097
Skanska AB, Class B	3,596	51,909
Taisei Corp.	13,000	25,878
Vinci S.A.	4,373	180,072

		874,690

Electrical Equipment (0.3%)
ABB Ltd. (Registered)*	22,778	395,814
Alstom S.A.	1,953	88,070
Emerson Electric Co.	7,500	327,675
Fuji Electric Holdings Co., Ltd.	4,000	11,439
Furukawa Electric Co., Ltd.	5,000	21,963
Gamesa Corp. Tecnologica S.A.*	1,449	12,436
GS Yuasa Corp.	3,000	19,587
Legrand S.A.	1,298	38,240
Mabuchi Motor Co., Ltd.	300	13,735
Mitsubishi Electric Corp.	19,000	147,989
Nidec Corp.	1,100	92,129
Panasonic Electric Works Co., Ltd.	4,000	39,139
Prysmian S.p.A.	1,374	19,738
Rockwell Automation, Inc.	1,310	64,308
Roper Industries, Inc.	1,000	55,960
Schneider Electric S.A.	2,343	237,147
Sumitomo Electric Industries Ltd.	8,100	94,811
Ushio, Inc.	700	10,807
Vestas Wind Systems A/S*	2,037	84,674

		1,775,661

	Number of Shares	Value (Note 1)

Industrial Conglomerates (3.0%)
3M Co.	7,000	$552,930
CSR Ltd.	11,676	16,375
Fraser and Neave Ltd.	12,000	43,856
General Electric Co.	318,910	4,598,682
Hankyu Hanshin Holdings, Inc.	13,000	57,203
Hutchison Whampoa Ltd.	21,000	129,654
Keppel Corp., Ltd.	12,000	72,306
Koninklijke Philips Electronics N.V.	110,560	3,295,503
NWS Holdings Ltd.	12,000	21,691
Orkla ASA	7,721	49,423
SembCorp Industries Ltd.	12,000	34,678
Siemens AG (Registered)	64,901	5,807,791
Smiths Group plc	4,021	63,640
Textron, Inc.	2,500	42,425
Tomkins plc	9,235	31,025
Tyco International Ltd.	126,580	4,459,413

		19,276,595

Machinery (0.6%)
Alfa Laval AB	3,478	44,924
Amada Co., Ltd.	3,000	19,701
Atlas Copco AB, Class A	6,410	93,840
Atlas Copco AB, Class B	4,455	59,005
Caterpillar, Inc.	6,100	366,427
Cosco Corp. (Singapore) Ltd.	5,000	5,247
Cummins, Inc.	2,035	132,540
Danaher Corp.	5,246	194,732
Deere & Co.	4,100	228,288
Dover Corp.	1,900	79,401
Eaton Corp.	1,600	104,704
Fanuc Ltd.	1,900	213,161
Flowserve Corp.	600	50,880
GEA Group AG	1,933	38,399
Hino Motors Ltd.	2,000	9,836
Hitachi Construction Machinery Co., Ltd.	900	16,626
IHI Corp.	11,000	17,566
Illinois Tool Works, Inc.	3,700	152,736
Invensys plc	8,319	29,715
Japan Steel Works Ltd.	3,000	26,417
JTEKT Corp.	2,300	21,209
Kawasaki Heavy Industries Ltd.	13,000	31,549
Komatsu Ltd.	9,500	171,666
Kone Oyj, Class B	1,649	65,568
Kubota Corp.	12,000	91,637
Kurita Water Industries Ltd.	1,400	38,240
Makita Corp.	1,000	26,677
MAN SE	1,038	85,575
Metso Oyj	1,129	36,052
Minebea Co., Ltd.	3,000	16,539
Mitsubishi Heavy Industries Ltd.	30,000	103,039
Mitsui Engineering & Shipbuilding Co., Ltd.	5,000	10,066
NGK Insulators Ltd.	3,000	46,638
NSK Ltd.	3,000	20,867
NTN Corp.	6,000	24,544
PACCAR, Inc.	3,472	138,429
Pall Corp.	1,017	34,954
Parker Hannifin Corp.	1,662	92,175
Sandvik AB	9,799	119,279

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Scania AB, Class B	3,643	$55,535
Schindler Holding AG	884	74,073
SembCorp Marine Ltd.	11,000	30,073
SKF AB, Class B	3,649	65,365
SMC Corp.	500	66,753
Snap-On, Inc.	456	18,655
Sumitomo Heavy Industries Ltd.	5,000	29,448
THK Co., Ltd.	1,000	20,674
Vallourec S.A.	602	102,786
Volvo AB, Class B*	10,511	115,587
Wartsila Oyj	965	43,960
Yangzijiang Shipbuilding Holdings Ltd.	11,735	11,202
Zardoya Otis S.A.*	1,833	23,617
Zardoya Otis S.A.*†	91	1,172

		3,717,748

Marine (0.1%)
A. P. Moller - Maersk A/S, Class A	5	38,069
A. P. Moller - Maersk A/S, Class B	14	109,770
Kawasaki Kisen Kaisha Ltd.*	6,000	24,277
Kuehne + Nagel International AG (Registered)	580	59,409
Mitsui O.S.K. Lines Ltd.	11,000	72,593
Neptune Orient Lines Ltd.*	5,750	8,112
Nippon Yusen KK	14,000	50,841
Orient Overseas International Ltd.*	3,000	21,431

		384,502

Professional Services (0.8%)
Adecco S.A. (Registered)	51,739	2,441,185
Bureau Veritas S.A.	622	33,486
Capita Group plc	6,426	70,503
Dun & Bradstreet Corp.	428	28,727
Equifax, Inc.	1,400	39,284
Experian plc	10,583	91,632
Randstad Holding N.V.*	55,465	2,183,164
Robert Half International, Inc.	1,600	37,680
SGS S.A. (Registered)	63	84,822

		5,010,483

Road & Rail (0.3%)
Asciano Group*	31,299	42,240
Central Japan Railway Co.	15	123,531
ComfortDelgro Corp., Ltd.	25,000	25,894
CSX Corp.	3,887	192,912
DSV A/S	1,840	26,401
East Japan Railway Co.	3,397	226,445
Firstgroup plc	5,036	27,246
Keihin Electric Express Railway Co., Ltd.	5,000	44,127
Keio Corp.	7,000	45,081
Keisei Electric Railway Co., Ltd.	3,000	16,711
Kintetsu Corp.	19,000	57,929
MTR Corp.	17,000	57,924
Nippon Express Co., Ltd.	9,000	40,496
Norfolk Southern Corp.	3,672	194,800
Odakyu Electric Railway Co., Ltd.	7,000	59,921
Ryder System, Inc.	600	24,138

	Number of Shares	Value (Note 1)

Tobu Railway Co., Ltd.	10,000	$53,785
Tokyu Corp.	13,000	52,958
Union Pacific Corp.	5,034	349,913
West Japan Railway Co.	16	58,486

		1,720,938

Trading Companies & Distributors (0.6%)
Bunzl plc	3,383	33,736
Fastenal Co.	1,198	60,128
ITOCHU Corp.	15,000	116,954
Marubeni Corp.	18,000	92,203
Mitsubishi Corp.	13,800	287,562
Mitsui & Co., Ltd.	17,000	199,860
Noble Group Ltd.	27,818	33,590
Sojitz Corp.	15,900	24,902
Sumitomo Corp.	12,000	119,520
Toyota Tsusho Corp.	2,500	35,800
W.W. Grainger, Inc.	600	59,670
Wolseley plc*	127,465	2,492,007

		3,555,932

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	3,094	44,581
Aeroports de Paris S.A.	391	24,918
Atlantia S.p.A.	2,504	44,392
Auckland International Airport Ltd.	9,394	12,007
Brisa Auto-Estradas de Portugal S.A.	1,884	11,401
Fraport AG	498	21,166
Groupe Eurotunnel S.A.	5,556	37,549
Intoll Group	18,539	16,122
Kamigumi Co., Ltd.	3,000	23,056
Koninklijke Vopak N.V.	826	30,313
MAp Group	5,706	12,810
Mitsubishi Logistics Corp.	1,000	11,160
Transurban Group	15,394	54,607

		344,082

Total Industrials		58,458,646

Information Technology (12.4%)
Communications Equipment (1.6%)
Alcatel-Lucent*	24,031	61,292
Brocade Communications Systems, Inc.*	228,000	1,176,480
Cisco Systems, Inc.*	242,495	5,167,569
Harris Corp.	1,174	48,897
JDS Uniphase Corp.*	2,500	24,600
Juniper Networks, Inc.*	5,000	114,100
Motorola, Inc.*	23,200	151,264
Nokia Oyj	38,815	316,935
QUALCOMM, Inc.	15,980	524,783
Telefonaktiebolaget LM Ericsson, Class B	249,991	2,783,349
Tellabs, Inc.	3,400	21,726

		10,390,995

Computers & Peripherals (1.2%)
Apple, Inc.*	8,938	2,248,175
Dell, Inc.*	109,640	1,322,259
EMC Corp.*	20,421	373,704

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Fujitsu Ltd.	18,000	$113,083
Hewlett-Packard Co.	22,840	988,515
Lexmark International, Inc., Class A*	700	23,121
Logitech International S.A. (Registered)*	1,530	20,780
NEC Corp.	25,000	64,534
NetApp, Inc.*	3,300	123,123
QLogic Corp.*	1,100	18,282
SanDisk Corp.*	2,200	92,554
Seagate Technology*	129,840	1,693,114
Seiko Epson Corp.	1,100	14,099
Teradata Corp.*	1,700	51,816
Toshiba Corp.*	42,000	208,665
Western Digital Corp.*	2,200	66,352

		7,422,176

Electronic Equipment, Instruments & Components (1.3%)
Agilent Technologies, Inc.*	3,500	99,505
Amphenol Corp., Class A	1,800	70,704
Citizen Holdings Co., Ltd.	1,800	10,948
Corning, Inc.	15,500	250,325
Flextronics International Ltd.*	474,530	2,657,368
FLIR Systems, Inc.*	1,600	46,544
Foxconn International Holdings Ltd.*	27,015	17,540
Fujifilm Holdings Corp.	52,900	1,521,723
Hirose Electric Co., Ltd.	400	36,521
Hitachi High-Technologies Corp.	800	14,725
Hitachi Ltd.*	44,400	161,016
HOYA Corp.	4,500	95,553
Ibiden Co., Ltd.	1,200	32,351
Jabil Circuit, Inc.	2,100	27,930
Keyence Corp.	400	92,016
Kyocera Corp.	1,700	137,281
Mitsumi Electric Co., Ltd.	600	10,210
Molex, Inc.	1,500	27,360
Murata Manufacturing Co., Ltd.	2,100	100,019
Nippon Electric Glass Co., Ltd.	4,000	45,521
Omron Corp.	2,300	49,741
Shimadzu Corp.	2,000	14,998
TDK Corp.	1,300	71,309
Tyco Electronics Ltd.	113,700	2,885,706
Yaskawa Electric Corp.	2,000	14,814
Yokogawa Electric Corp.	2,900	17,868

		8,509,596

Internet Software & Services (0.3%)
Akamai Technologies, Inc.*	1,600	64,912
eBay, Inc.*	11,200	219,632
Google, Inc., Class A*	2,380	1,058,981
Monster Worldwide, Inc.*	1,000	11,650
United Internet AG	957	10,523
VeriSign, Inc.*	1,900	50,445
Yahoo! Japan Corp.	165	65,577
Yahoo!, Inc.*	11,400	157,662

		1,639,382

IT Services (2.0%)
Accenture plc, Class A	239,390	9,252,424
Atos Origin S.A.*	375	14,978
Automatic Data Processing, Inc.	5,036	202,749

	Number of Shares	Value (Note 1)

Cap Gemini S.A.	1,408	$61,516
Cognizant Technology Solutions Corp., Class A*	2,986	149,479
Computer Sciences Corp.	1,600	72,400
Computershare Ltd.	5,120	45,297
Fidelity National Information Services, Inc.	3,100	83,142
Fiserv, Inc.*	1,600	73,056
Indra Sistemas S.A.	703	11,269
International Business Machines Corp.	12,640	1,560,787
ITOCHU Techno-Solutions Corp.	100	3,624
Mastercard, Inc., Class A	960	191,549
Nomura Research Institute Ltd.	1,300	27,483
NTT Data Corp.	11	40,578
Obic Co., Ltd.	40	7,680
Otsuka Corp.	100	6,366
Paychex, Inc.	3,300	85,701
SAIC, Inc.*	2,800	46,872
Total System Services, Inc.	2,200	29,920
Visa, Inc., Class A	4,400	311,300
Western Union Co.	6,900	102,879

		12,381,049

Office Electronics (0.3%)
Brother Industries Ltd.	2,600	27,070
Canon, Inc.	11,300	421,299
Konica Minolta Holdings, Inc.	138,500	1,332,824
Neopost S.A.	242	17,513
Ricoh Co., Ltd.	7,000	88,965
Xerox Corp.	13,960	112,238

		1,999,909

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc.*	5,900	43,188
Advantest Corp.	1,500	31,410
Altera Corp.	3,084	76,514
Analog Devices, Inc.	2,767	77,089
Applied Materials, Inc.	13,547	162,835
ARM Holdings plc	10,758	44,510
ASM Pacific Technology Ltd.	2,100	16,329
ASML Holding N.V.	4,325	118,771
Broadcom Corp., Class A	4,377	144,310
Elpida Memory, Inc.*	1,600	24,720
First Solar, Inc.*	500	56,915
Infineon Technologies AG*	10,702	61,848
Intel Corp.	54,500	1,060,025
KLA-Tencor Corp.	1,600	44,608
Linear Technology Corp.	2,340	65,075
LSI Corp.*	7,000	32,200
MEMC Electronic Materials, Inc.*	2,500	24,700
Microchip Technology, Inc.	1,938	53,760
Micron Technology, Inc.*	8,700	73,863
National Semiconductor Corp.	2,677	36,032
Novellus Systems, Inc.*	800	20,288
NVIDIA Corp.*	6,043	61,699
Renewable Energy Corp. ASA*	1,529	3,592
Rohm Co., Ltd.	1,100	65,698
Samsung Electronics Co., Ltd. (GDR) (m)	15,420	4,824,091

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Shinko Electric Industries Co., Ltd.	400	$5,187
STMicroelectronics N.V.	6,439	51,009
Sumco Corp.*	1,400	23,312
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	334,573	3,265,432
Teradyne, Inc.*	1,400	13,650
Texas Instruments, Inc.	11,817	275,100
Tokyo Electron Ltd.	1,700	91,806
Xilinx, Inc.	2,876	72,648

		11,022,214

Software (4.0%)
Adobe Systems, Inc.*	5,309	140,317
Autodesk, Inc.*	2,100	51,156
Autonomy Corp. plc*	2,222	59,968
BMC Software, Inc.*	1,700	58,871
CA, Inc.	3,595	66,148
Citrix Systems, Inc.*	1,922	81,166
Compuware Corp.*	2,700	21,546
Dassault Systemes S.A.	607	36,733
Electronic Arts, Inc.*	3,400	48,960
Intuit, Inc.*	3,167	110,116
Konami Corp.	700	11,033
McAfee, Inc.*	1,400	43,008
Microsoft Corp.	349,520	8,042,455
NICE Systems Ltd.*	331	8,220
Nintendo Co., Ltd.	6,900	2,009,945
Novell, Inc.*	4,000	22,720
Oracle Corp.	408,460	8,765,551
Oracle Corp. Japan	500	24,567
Red Hat, Inc.*	2,000	57,880
Sage Group plc	13,544	46,346
Salesforce.com, Inc.*	1,100	94,402
SAP AG	121,058	5,377,130
Square Enix Holdings Co., Ltd.	900	16,546
Symantec Corp.*	7,700	106,876
Trend Micro, Inc.	1,000	26,960

		25,328,620

Total Information Technology		78,693,941

Materials (2.8%)
Chemicals (0.7%)
Air Liquide S.A.	2,777	278,927
Air Products & Chemicals, Inc.	2,017	130,722
Air Water, Inc.	1,000	10,936
Airgas, Inc.	742	46,152
Akzo Nobel N.V.	2,178	112,664
Asahi Kasei Corp.	12,000	62,805
BASF SE	9,439	514,960
CF Industries Holdings, Inc.	754	47,841
Daicel Chemical Industries Ltd.	3,000	20,234
Denki Kagaku Kogyo KK	4,000	18,658
Dow Chemical Co.	11,200	265,664
E.I. du Pont de Nemours & Co.	8,965	310,099
Eastman Chemical Co.	762	40,660
Ecolab, Inc.	2,200	98,802
FMC Corp.	637	36,583
Givaudan S.A. (Registered)	74	62,548
Hitachi Chemical Co., Ltd.	1,400	25,991

	Number of Shares	Value (Note 1)

Incitec Pivot Ltd.	18,274	$41,433
International Flavors & Fragrances, Inc.	676	28,676
Israel Chemicals Ltd.	3,719	38,783
Israel Corp. Ltd.*	14	8,668
Johnson Matthey plc	2,214	49,021
JSR Corp.	1,500	25,151
K+S AG	1,263	58,099
Kaneka Corp.	4,000	23,195
Kansai Paint Co., Ltd.	3,000	25,674
Koninklijke DSM N.V.	1,470	58,402
Kuraray Co., Ltd.	3,500	40,869
Linde AG	1,630	171,154
Makhteshim-Agan Industries Ltd.	2,603	8,674
Mitsubishi Chemical Holdings Corp.	11,000	50,092
Mitsubishi Gas Chemical Co., Inc.	5,000	24,230
Mitsui Chemicals, Inc.	7,000	19,435
Monsanto Co.	5,300	244,966
Nissan Chemical Industries Ltd.	2,000	22,368
Nitto Denko Corp.	1,500	48,940
Novozymes A/S, Class B	531	56,359
Orica Ltd.	3,682	77,516
PPG Industries, Inc.	1,651	99,737
Praxair, Inc.	3,025	229,870
Sherwin-Williams Co.	930	64,347
Shin-Etsu Chemical Co., Ltd.	4,300	200,046
Showa Denko KK	12,000	21,701
Sigma-Aldrich Corp.	1,101	54,863
Sika AG	15	26,510
Solvay S.A.	679	57,978
Sumitomo Chemical Co., Ltd.	15,000	57,914
Syngenta AG (Registered)	967	223,299
Taiyo Nippon Sanso Corp.	2,000	15,866
Teijin Ltd.	12,000	35,634
Tokuyama Corp.	2,000	8,778
Toray Industries, Inc.	11,000	52,781
Tosoh Corp.	4,000	10,326
Ube Industries Ltd.	12,000	28,436
Umicore S.A.	1,024	29,630
Wacker Chemie AG	204	29,524
Yara International ASA	1,850	51,765

		4,504,956

Construction Materials (0.5%)
Boral Ltd.	5,116	20,566
Cimpor Cimentos de Portugal SGPS S.A.	3,348	18,605
CRH plc	113,574	2,377,191
Fletcher Building Ltd.	7,357	39,393
HeidelbergCement AG	1,391	66,254
Holcim Ltd. (Registered)	2,569	171,962
Imerys S.A.	462	23,366
James Hardie Industries SE (CDI)*	3,733	19,442
Lafarge S.A.	1,995	107,875
Taiheiyo Cement Corp.*	5,000	6,310
Vulcan Materials Co.	1,200	52,596

		2,903,560

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Containers & Packaging (0.0%)
Amcor Ltd.	11,517	$61,358
Ball Corp.	816	43,109
Bemis Co., Inc.	1,200	32,400
Owens-Illinois, Inc.*	1,459	38,591
Pactiv Corp.*	1,140	31,749
Rexam plc	9,043	40,580
Sealed Air Corp.	1,800	35,496
Toyo Seikan Kaisha Ltd.	1,800	26,120

		309,403

Metals & Mining (1.4%)
Acerinox S.A.	1,359	21,068
AK Steel Holding Corp.	900	10,728
Alcoa, Inc.	136,050	1,368,663
Allegheny Technologies, Inc.	900	39,771
Alumina Ltd.	21,784	27,604
Anglo American plc*	13,576	471,951
Antofagasta plc	4,067	47,208
ArcelorMittal S.A.	8,920	237,237
BHP Billiton Ltd.	33,827	1,052,015
BHP Billiton plc	22,762	589,009
BlueScope Steel Ltd.*	20,538	35,778
Boliden AB	1,985	21,985
Cliffs Natural Resources, Inc.	1,300	61,308
Daido Steel Co., Ltd.	3,000	12,874
Dowa Holdings Co., Ltd.	3,000	14,449
Eramet S.A.	73	17,874
Eurasian Natural Resources Corp.	2,636	33,529
Fortescue Metals Group Ltd.*	11,610	39,583
Freeport-McMoRan Copper & Gold, Inc.	4,563	269,810
Fresnillo plc	2,173	31,394
Hitachi Metals Ltd.	2,000	20,299
JFE Holdings, Inc.	4,400	135,836
Kazakhmys plc	2,207	32,381
Kobe Steel Ltd.	23,000	43,919
Lonmin plc*	1,587	33,124
MacArthur Coal Ltd.	1,120	11,263
Maruichi Steel Tube Ltd.	500	9,574
Mitsubishi Materials Corp.*	14,000	37,370
Mitsui Mining & Smelting Co., Ltd.	4,000	10,594
Newcrest Mining Ltd.	5,167	151,964
Newmont Mining Corp.	4,872	300,797
Nippon Steel Corp.	54,000	178,979
Nisshin Steel Co., Ltd.	6,000	9,583
Norsk Hydro ASA	7,086	31,886
Nucor Corp.	3,000	114,840
OneSteel Ltd.	11,951	29,592
Outokumpu Oyj	1,630	24,508
OZ Minerals Ltd.*	27,366	21,876
Randgold Resources Ltd.	929	88,327
Rautaruukki Oyj	549	8,005
Rio Tinto Ltd.	4,485	248,397
Rio Tinto plc	14,514	635,130
Salzgitter AG	327	19,489
Sims Metal Management Ltd.	1,882	26,796
SSAB AB, Class A	1,472	19,729
SSAB AB, Class B	1,279	15,246
Sumitomo Metal Industries Ltd.	37,000	83,455

	Number of Shares	Value (Note 1)

Sumitomo Metal Mining Co., Ltd.	5,000	$62,736
ThyssenKrupp AG	3,703	90,964
Titanium Metals Corp.*	1,000	17,590
Tokyo Steel Manufacturing Co., Ltd.	500	5,788
United States Steel Corp.	1,300	50,115
Vale S.A. (ADR)	65,060	1,367,561
Vedanta Resources plc	1,407	44,274
Voestalpine AG	1,280	35,034
Xstrata plc	20,345	266,547
Yamato Kogyo Co., Ltd.	500	12,442

		8,699,848

Paper & Forest Products (0.2%)
Holmen AB, Class B	721	17,106
International Paper Co.	4,100	92,783
MeadWestvaco Corp.	1,800	39,960
Nippon Paper Group, Inc.	747	20,678
OJI Paper Co., Ltd.	9,000	44,021
Stora Enso Oyj, Class R	6,860	49,075
Svenska Cellulosa AB, Class B	82,653	972,222
UPM-Kymmene Oyj	4,995	66,187
Weyerhaeuser Co.	2,200	77,440

		1,379,472

Total Materials		17,797,239

Telecommunication Services (4.9%)
Diversified Telecommunication Services (3.2%)
AT&T, Inc.	104,620	2,530,758
Belgacom S.A.	1,410	44,387
Bezeq Israeli Telecommunication Corp., Ltd.	13,592	29,735
BT Group plc, Class A	79,953	152,682
Cable & Wireless Worldwide plc	21,475	27,511
CenturyLink, Inc.	2,811	93,634
China Telecom Corp., Ltd. (ADR)	14,900	714,008
Deutsche Telekom AG (Registered)	28,394	334,716
Elisa Oyj*	1,423	24,634
France Telecom S.A.	202,527	3,494,784
Frontier Communications Corp.	3,663	26,044
Hellenic Telecommunications Organization S.A.*	2,562	19,262
Iliad S.A.	234	18,150
Inmarsat plc	4,499	47,668
Koninklijke (Royal) KPN N.V.	17,061	217,849
Nippon Telegraph & Telephone Corp.	5,428	221,620
PCCW Ltd.	57,000	16,545
Portugal Telecom SGPS S.A. (Registered)	6,101	60,475
Qwest Communications International, Inc.	15,300	80,325
Singapore Telecommunications Ltd.	2,023,000	4,369,783
Swisscom AG (Registered)	245	83,002
Tele2 AB, Class B	2,767	41,369
Telecom Corp. of New Zealand Ltd.	22,315	28,847
Telecom Italia S.p.A.	97,484	107,446

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Telecom Italia S.p.A. (RNC)	68,958	$62,839
Telefonica S.A.	177,387	3,275,717
Telekom Austria AG	162,535	1,806,701
Telenor ASA	115,130	1,445,865
TeliaSonera AB	21,332	137,129
Telstra Corp., Ltd.	42,030	114,363
Verizon Communications, Inc.	27,800	778,956
Windstream Corp.	5,000	52,800

		20,459,604

Wireless Telecommunication Services (1.7%)
American Tower Corp., Class A*	4,024	179,068
Cellcom Israel Ltd.	364	9,081
KDDI Corp.	29	137,753
MetroPCS Communications, Inc.*	2,900	23,751
Millicom International Cellular S.A. (SDR)	857	69,163
Mobistar S.A.	417	22,054
NTT DoCoMo, Inc.	154	232,883
Partner Communications Co., Ltd.	566	8,702
Softbank Corp.	8,000	211,453
Sprint Nextel Corp.*	539,810	2,288,794
StarHub Ltd.	9,919	15,919
Turkcell Iletisim Hizmet A/S (ADR)	103,680	1,345,766
Vodafone Group plc	2,938,566	6,089,358

		10,633,745

Total Telecommunication Services		31,093,349

Utilities (1.3%)
Electric Utilities (0.7%)
Acciona S.A.	335	25,442
Allegheny Energy, Inc.	1,441	29,800
American Electric Power Co., Inc.	4,797	154,943
Cheung Kong Infrastructure Holdings Ltd.	6,000	22,214
Chubu Electric Power Co., Inc.	6,600	163,639
Chugoku Electric Power Co., Inc.	3,200	66,026
CLP Holdings Ltd.	20,500	148,426
Contact Energy Ltd.*	2,907	11,318
Duke Energy Corp.	13,106	209,696
E.ON AG	18,604	500,815
EDF S.A.	2,598	98,730
Edison International	3,057	96,968
EDP - Energias de Portugal S.A.	16,921	49,963
Enel S.p.A.	68,563	290,056
Entergy Corp.	1,800	128,916
Exelon Corp.	6,543	248,438
FirstEnergy Corp.	3,100	109,213
Fortum Oyj	4,686	103,159
Hokkaido Electric Power Co., Inc.	2,200	47,360
Hokuriku Electric Power Co.	2,200	48,223
HongKong Electric Holdings Ltd.	13,500	80,350
Iberdrola S.A.	38,645	216,710
Kansai Electric Power Co., Inc.	7,600	185,557
Kyushu Electric Power Co., Inc.	3,600	80,729

	Number of Shares	Value (Note 1)

NextEra Energy, Inc.	4,000	$195,040
Northeast Utilities	1,900	48,412
Pepco Holdings, Inc.	1,900	29,792
Pinnacle West Capital Corp.	1,100	39,996
PPL Corp.	4,605	114,895
Progress Energy, Inc.	2,700	105,894
Public Power Corp. S.A.	962	13,797
Red Electrica Corporacion S.A.	995	35,568
Scottish & Southern Energy plc	9,520	157,820
Shikoku Electric Power Co., Inc.	2,100	60,049
Southern Co.	8,196	272,763
SP AusNet	6,143	3,933
Terna Rete Elettrica Nazionale S.p.A.	12,043	43,372
Tohoku Electric Power Co., Inc.	4,400	94,475
Tokyo Electric Power Co., Inc.	12,700	345,726
Verbund AG, Class A	960	29,406

		4,707,629

Gas Utilities (0.1%)
Enagas S.A.	1,540	23,144
EQT Corp.	1,500	54,210
Gas Natural SDG S.A.	2,803	40,428
Hong Kong & China Gas Co., Ltd.	45,100	111,472
Nicor, Inc.	329	13,325
ONEOK, Inc.	1,100	47,575
Osaka Gas Co., Ltd.	18,000	65,002
Questar Corp.	1,801	81,927
Snam Rete Gas S.p.A.	13,601	54,070
Toho Gas Co., Ltd.	6,000	32,005
Tokyo Gas Co., Ltd.	24,000	109,725

		632,883

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	6,900	63,756
Constellation Energy Group, Inc.	2,074	66,887
EDP Renovaveis S.A.*	2,988	17,534
Electric Power Development Co., Ltd.	1,200	38,121
Iberdrola Renovables S.A.	10,537	32,918
International Power plc	15,701	69,562
NRG Energy, Inc.*	2,385	50,586

		339,364

Multi-Utilities (0.4%)
A2A S.p.A.	15,344	20,802
AGL Energy Ltd.	4,953	60,998
Ameren Corp.	2,500	59,425
CenterPoint Energy, Inc.	4,200	55,272
Centrica plc	52,914	233,013
CMS Energy Corp.	2,550	37,358
Consolidated Edison, Inc.	2,660	114,646
Dominion Resources, Inc.	5,800	224,692
DTE Energy Co.	1,710	77,993
GDF Suez S.A.	12,494	353,488
Integrys Energy Group, Inc.	650	28,431
National Grid plc	35,520	261,657
NiSource, Inc.	2,405	34,872
PG&E Corp.	3,735	153,509
Public Service Enterprise Group, Inc.	5,100	159,783

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

RWE AG	4,201	$273,824
RWE AG (Preference)	492	29,669
SCANA Corp.	1,200	42,912
Sempra Energy	2,500	116,975
Suez Environnement Co. S.A.	3,117	51,350
TECO Energy, Inc.	2,400	36,168
United Utilities Group plc	7,030	54,781
Veolia Environnement	3,158	73,764
Wisconsin Energy Corp.	1,053	53,429
Xcel Energy, Inc.	4,700	96,867

		2,705,678

Water Utilities (0.0%)
Severn Trent plc	2,440	44,519

Total Utilities		8,430,073

Total Common Stocks (76.6%) (Cost $554,752,308)		484,252,426

	Number of Rights	Value (Note 1)
RIGHTS:
Materials (0.0%)
Metals & Mining (0.0%)
Norsk Hydro ASA, expiring 7/9/10* (Cost $—)	2,156	1,112

	Number of Warrants	Value (Note 1)
WARRANT:
Financials (0.0%)
Real Estate Management & Development (0.0%)
Henderson Land Development Co., Ltd., expiring 6/1/11* (Cost $—)	3,377	572

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (9.2%)
BlackRock Liquidity Funds TempFund 0.16% ‡	$58,469,048	$58,469,048

	Principal Amount	Value (Note 1)
Time Deposits (3.1%)
Bank of Montreal 0.05%, 7/2/10	$15,000,000	$15,000,000
JPMorgan Chase Nassau 0.000%, 7/1/10	4,599,578	4,599,578

Total Time Deposits		19,599,578

Total Short-Term Investments (12.3%) (Amortized Cost $78,068,626)		78,068,626

Total Investments (88.9%) (Cost/Amortized Cost $632,820,934)		562,322,736
Other Assets Less Liabilities (11.1%)		70,480,043

Net Assets (100%)		$632,802,779

*	Non-income producing.
†	Securities (totaling $6,410 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2010, the market value of these securities amounted to $59,190 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ADR—	American Depositary Receipt
CDI—	Chess Depositary Interest
CVA—	Dutch Certification
FDR—	Finnish Depositary Receipt
GDR—	Global Depositary Receipt
PPS—	Price Protected Share
RNC—	Risparmio Non-Convertible Savings Shares
SDR—	Swedish Certification

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$149,418,384	$90,949,336	$58,469,048	$13,323	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
Dow Jones EURO Stoxx 50 Index	810	September-10	$26,966,274	$25,436,258	$(1,530,016)
E-Mini MSCI EAFE Index	46	September-10	3,129,255	3,024,960	(104,295)
FTSE 100 Index	217	September-10	16,857,067	15,823,542	(1,033,525)
S&P 500 E-Mini Index	1,238	September-10	67,119,681	63,546,540	(3,573,141)
SPI 200 Index	69	September-10	6,633,602	6,188,504	(445,098)
TOPIX Index	168	September-10	16,318,987	15,932,591	(386,396)

					$(7,072,471)

At June 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/17/10	Credit Suisse First Boston	250	$208,485	$211,420	$(2,935)
Australian Dollar vs. U.S. Dollar, expiring 9/17/10	Deutsche Bank AG	200	166,787	171,068	(4,281)
British Pound vs. U.S. Dollar, expiring 9/17/10	Deutsche Bank AG	350	522,935	526,988	(4,053)
British Pound vs. U.S. Dollar, expiring 9/17/10	Credit Suisse First Boston	300	448,230	443,460	4,770
European Union Euro vs. U.S. Dollar, expiring 9/17/10	Deutsche Bank AG	400	489,328	487,360	1,968
European Union Euro vs. U.S. Dollar, expiring 9/17/10	Deutsche Bank AG	650	795,158	800,774	(5,616)
Japanese Yen vs. U.S. Dollar, expiring 9/17/10	Credit Suisse First Boston	30,000	339,760	328,558	11,202

					$1,055

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$37,725,745	$37,658,543	$—	$75,384,288
Consumer Staples	12,499,630	15,697,884	—	28,197,514
Energy	17,284,968	23,587,961	—	40,872,929
Financials	29,732,501	43,267,211	852	73,000,564
Health Care	41,426,057	30,897,826	—	72,323,883
Industrials	26,768,575	31,684,513	5,558	58,458,646
Information Technology	57,504,757	21,189,184	—	78,693,941
Materials	5,744,289	12,052,950	—	17,797,239
Telecommunication Services	8,113,904	22,979,445	—	31,093,349
Utilities	3,455,364	4,974,709	—	8,430,073
Forward Currency Contracts	—	17,940	—	17,940

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Rights
Materials	$—	$1,112	$—	$1,112
Short-Term Investments	—	78,068,626	—	78,068,626
Warrants
Financials	—	572	—	572

Total Assets	$240,255,790	$322,078,476	$6,410	$562,340,676

Liabilities:
Forward Currency Contracts	$—	$(16,885)	$—	$(16,885)
Futures	(7,072,471)	—	—	(7,072,471)

Total Liabilities	$(7,072,471)	$(16,885)	$—	$(7,089,356)

Total	$233,183,319	$322,061,591	$6,410	$555,251,320

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments in Securities-Industrials
Balance as of 12/31/09	$—	$3,251
Total gains or losses (realized/unrealized) included in earnings	73	1,004
Purchases, sales, issuances, and settlements (net)	779	1,303
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 6/30/10	$852	$5,558
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ended 6/30/10.	$73	$1,036

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	17,940
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$17,940

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(16,885)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(7,072,471	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(7,089,356)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	370,497	—	370,497
Credit contracts	—	—	—	—	—
Equity contracts	—	(6,387,720)	—	—	(6,387,720)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(6,387,720)	$370,497	$—	$(6,017,223)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	21,876	—	21,876
Credit contracts	—	—	—	—	—
Equity contracts	—	(7,113,993)	—	—	(7,113,993)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(7,113,993)	$21,876	$—	$(7,092,117)

The Portfolio held future contracts with an average notional balance of approximately $21,515,000 and forward foreign currency contracts with an average settlement value of approximately $26,277,000 during the six months ended June 30, 2010.

^ This Portfolio held forward foreign currency and futures contracts to gain an economic hedge against changes in the values of securities held in the Portfolio, that does not quality for hedge accounting under ASC 815 and also to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$20,569,065
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$159,117,830

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,606,128
Aggregate gross unrealized depreciation	(111,953,848)

Net unrealized depreciation	$(76,347,720)

Federal income tax cost of investments	$638,670,456

The Portfolio has a net capital loss carryforward of $191,371,416 of which $27,529,602 expires in the year 2016 and $163,841,814 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $58,469,048)	$58,469,048
Unaffiliated Issuers (Cost $574,351,886)	503,853,688
Foreign cash (Cost $61,368,663)	61,422,753
Cash held as collateral at broker	11,235,000
Dividends, interest and other receivables	1,324,474
Receivable for securities sold	71,517
Receivable from Separate Accounts for Trust shares sold	40,834
Unrealized appreciation of forward foreign currency contracts	17,940
Receivable from investment sub-advisor	7,035
Other assets	6,451

Total assets	636,448,740

LIABILITIES
Overdraft payable	190,414
Payable to Separate Accounts for Trust shares redeemed	1,044,820
Payable for securities purchased	901,401
Variation margin payable on futures contracts	900,999
Investment management fees payable	374,880
Administrative fees payable	91,864
Distribution fees payable - Class IB	40,683
Unrealized depreciation of forward foreign currency contracts	16,885
Trustees’ fees payable	913
Accrued expenses	83,102

Total liabilities	3,645,961

NET ASSETS	$632,802,779

Net assets were comprised of:
Paid in capital	$897,319,184
Accumulated undistributed net investment income (loss)	6,448,814
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(193,430,561)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(77,534,658)

Net assets	$632,802,779

Class IA
Net asset value, offering and redemption price per share, $443,019,373 / 61,927,491 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.15

Class IB
Net asset value, offering and redemption price per share, $189,783,406 / 26,561,470 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.15

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $687,366 foreign withholding tax) ($13,323 of dividend income received from affiliates)	$10,042,100
Interest	2,155

Total income	10,044,255

EXPENSES
Investment management fees	2,393,230
Administrative fees	582,260
Distribution fees - Class IB	260,955
Custodian fees	45,298
Printing and mailing expenses	40,337
Professional fees	25,117
Trustees’ fees	8,166
Miscellaneous	15,479

Gross expenses	3,370,842
Less: Reimbursement from sub-advisor	(7,035)

Net expenses	3,363,807

NET INVESTMENT INCOME (LOSS)	6,680,448

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	11,875,570
Foreign currency transactions	(587,306)
Futures	(6,387,720)

Net realized gain (loss)	4,900,544

Change in unrealized appreciation (depreciation) on:
Securities	(88,282,057)
Foreign currency translations	85,984
Futures	(7,113,993)

Net change in unrealized appreciation (depreciation)	(95,310,066)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(90,409,522)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(83,729,074)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,680,448	$9,905,057
Net realized gain (loss) on investments, futures and foreign currency transactions	4,900,544	(151,460,011)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(95,310,066)	308,228,903

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(83,729,074)	166,673,949

DIVIDENDS:
Dividends from net investment income
Class IA	—	(7,670,742)
Class IB	—	(2,798,009)

TOTAL DIVIDENDS	—	(10,468,751)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [3,932,411 and 7,559,759 shares, respectively]	29,847,585	48,832,041
Capital shares issued in reinvestment of dividends [0 and 965,176 shares, respectively]	—	7,670,742
Capital shares repurchased [(2,688,347) and (3,211,838) shares, respectively]	(20,842,099)	(22,674,361)

Total Class IA transactions	9,005,486	33,828,422

Class IB
Capital shares sold [2,720,459 and 4,800,874 shares, respectively]	21,568,514	31,876,619
Capital shares issued in reinvestment of dividends [0 and 351,978 shares, respectively]	—	2,798,009
Capital shares repurchased [(2,607,581) and (5,673,660) shares, respectively]	(20,728,619)	(38,499,843)

Total Class IB transactions	839,895	(3,825,215)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,845,381	30,003,207

TOTAL INCREASE (DECREASE) IN NET ASSETS	(73,883,693)	186,208,405
NET ASSETS:
Beginning of period	706,686,472	520,478,067

End of period (a)	$632,802,779	$706,686,472

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,448,814	$(231,634)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,			September 15, 2006* to December 31, 2006
Class IA		2009	2008	2007
Net asset value, beginning of period	$8.11	$6.32	$10.93	$10.79	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.12 (e)	0.18 (e)	0.09 (e)	0.03	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1.04)	1.80	(4.63)	0.16	0.78

Total from investment operations	(0.96)	1.92	(4.45)	0.25	0.81

Less distributions:
Dividends from net investment income	—	(0.13)	(0.16)	(0.08)	(0.02)
Distributions from net realized gains	—	—	—	(0.03)	—

Total dividends and distributions	—	(0.13)	(0.16)	(0.11)	(0.02)

Net asset value, end of period	$7.15	$8.11	$6.32	$10.93	$10.79

Total return (b)	(11.84)%	30.39%	(40.69)%	2.36%	8.11%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$443,019	$492,155	$349,978	$274,235	$1,621
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.91%	0.98%	1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly (a)	0.91%	0.90%	1.10%	1.10%	1.10%
Before waivers, reimbursements and fees paid indirectly (a)	0.91%	0.99%	1.12%	1.15%	1.59	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	2.03%	1.67%	2.09%	0.76%	1.03%
After waivers, reimbursements and fees paid indirectly (a)	2.03%	1.75%	2.09%	0.76%	1.03%
Before waivers, reimbursements and fees paid indirectly (a)	2.03%	1.65%	2.06%	0.72%	0.10%
Portfolio turnover rate	3%	43%	10%	5%	0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,					September 15, 2006* to December 31, 2006
Class IB		2009		2008	2007
Net asset value, beginning of period	$8.11	$6.32		$10.93	$10.79		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.10	(e)	0.18 (e)	0.12	(e)	0.02	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1.03)	1.80		(4.64)	0.10		0.78

Total from investment operations	(0.96)	1.90		(4.46)	0.22		0.80

Less distributions:
Dividends from net investment income	—	(0.11)		(0.15)	(0.05)		(0.01)
Distributions from net realized gains	—	—		—	(0.03)		—

Total dividends and distributions	—	(0.11)		(0.15)	(0.08)		(0.01)

Net asset value, end of period	$7.15	$8.11		$6.32	$10.93		$10.79

Total return (b)	(11.84)%	30.05%		(40.84)%	2.09%		8.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$189,783	$214,532		$170,500	$319,465		$74,947
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.16%	1.23%		1.35%	1.35%		1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.16%	1.15%		1.35%	1.35%		1.35%
Before waivers, reimbursements and fees paid indirectly (a)	1.16%	1.24	%(c)	1.37%	1.40	%(c)	1.84	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.78%	1.40%		1.93%	1.08%		0.50%
After waivers, reimbursements and fees paid indirectly (a)	1.78%	1.48%		1.93%	1.08%		0.50%
Before waivers, reimbursements and fees paid indirectly (a)	1.78%	1.38%		1.90%	1.04%		0.03%
Portfolio turnover rate	3%	43%		10%	5%		0%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/UBS GROWTH AND INCOME PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Information Technology	18.0%
Health Care	14.1
Consumer Discretionary	13.9
Financials	13.3
Energy	11.1
Industrials	10.8
Consumer Staples	6.8
Utilities	4.8
Materials	3.2
Telecommunication Services	2.1
Cash and Other	1.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IB
Actual	$1,000.00	$918.90	$5.00
Hypothetical (5% average return before expenses)	1,000.00	1,019.59	5.26

*   Expenses are equal to the Portfolio’s Class IB shares annualized expense ratios of and 1.05 % multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.9%)
Auto Components (1.1%)
BorgWarner, Inc.*	37,000	$1,381,580

Diversified Consumer Services (1.6%)
Apollo Group, Inc., Class A*	26,800	1,138,196
H&R Block, Inc.	58,200	913,158

		2,051,354

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.	58,800	1,778,112

Household Durables (1.8%)
Fortune Brands, Inc.	58,900	2,307,702

Media (5.9%)
Comcast Corp., Class A	187,800	3,262,086
Interpublic Group of Cos., Inc.*	186,800	1,331,884
Time Warner, Inc.	53,800	1,555,358
Viacom, Inc., Class B	49,131	1,541,239

		7,690,567

Specialty Retail (2.1%)
GameStop Corp., Class A*	56,300	1,057,877
Lowe’s Cos., Inc.	83,100	1,696,902

		2,754,779

Total Consumer Discretionary		17,964,094

Consumer Staples (6.8%)
Beverages (2.2%)
PepsiCo, Inc.	45,700	2,785,415

Food & Staples Retailing (1.0%)
Kroger Co.	67,800	1,334,982

Household Products (2.1%)
Procter & Gamble Co.	44,000	2,639,120

Personal Products (1.5%)
Avon Products, Inc.	73,100	1,937,150

Total Consumer Staples		8,696,667

Energy (11.1%)
Energy Equipment & Services (2.7%)
Baker Hughes, Inc.	46,800	1,945,476
Noble Corp.*	49,100	1,517,681

		3,463,157

Oil, Gas & Consumable Fuels (8.4%)
Anadarko Petroleum Corp.	16,100	581,049
EOG Resources, Inc.	5,800	570,546
Exxon Mobil Corp.	69,400	3,960,658
Hess Corp.	28,500	1,434,690
Marathon Oil Corp.	49,700	1,545,173
Peabody Energy Corp.	26,000	1,017,380
Ultra Petroleum Corp.*	40,600	1,796,550

		10,906,046

Total Energy		14,369,203

	Number of Shares	Value (Note 1)

Financials (13.3%)
Capital Markets (1.9%)
Bank of New York Mellon Corp.	60,800	$1,501,152
Goldman Sachs Group, Inc.	7,600	997,652

		2,498,804

Commercial Banks (2.5%)
Wells Fargo & Co.	124,700	3,192,320

Diversified Financial Services (4.6%)
Bank of America Corp.	181,200	2,603,844
JPMorgan Chase & Co.	92,500	3,386,425

		5,990,269

Insurance (4.3%)
ACE Ltd.	23,000	1,184,040
Aflac, Inc.	39,100	1,668,397
MetLife, Inc.	36,800	1,389,568
Principal Financial Group, Inc.	54,500	1,277,480

		5,519,485

Total Financials		17,200,878

Health Care (14.1%)
Biotechnology (2.4%)
Amgen, Inc.*	28,400	1,493,840
Genzyme Corp.*	31,600	1,604,332

		3,098,172

Health Care Equipment & Supplies (4.3%)
Baxter International, Inc.	28,900	1,174,496
Boston Scientific Corp.*	106,400	617,120
Covidien plc	55,600	2,234,008
Medtronic, Inc.	43,500	1,577,745

		5,603,369

Health Care Providers & Services (1.8%)
UnitedHealth Group, Inc.	51,200	1,454,080
WellPoint, Inc.*	18,000	880,740

		2,334,820

Pharmaceuticals (5.6%)
Allergan, Inc.	35,400	2,062,404
Johnson & Johnson	51,400	3,035,684
Merck & Co., Inc.	59,600	2,084,212

		7,182,300

Total Health Care		18,218,661

Industrials (10.8%)
Aerospace & Defense (3.0%)
General Dynamics Corp.	43,700	2,559,072
Raytheon Co.	26,500	1,282,335

		3,841,407

Air Freight & Logistics (1.6%)
FedEx Corp.	29,400	2,061,234

Airlines (0.9%)
Southwest Airlines Co.	107,800	1,197,658

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Machinery (4.4%)
Illinois Tool Works, Inc.	55,400	$2,286,912
PACCAR, Inc.	52,150	2,079,221
Pall Corp.	38,900	1,336,993

		5,703,126

Road & Rail (0.9%)
Ryder System, Inc.	29,100	1,170,693

Total Industrials		13,974,118

Information Technology (18.0%)
Communications Equipment (1.3%)
QUALCOMM, Inc.	51,800	1,701,112

Computers & Peripherals (5.7%)
Apple, Inc.*	15,600	3,923,868
Hewlett-Packard Co.	57,800	2,501,584
Seagate Technology*	69,500	906,280

		7,331,732

IT Services (0.5%)
Visa, Inc., Class A	8,500	601,375

Semiconductors & Semiconductor Equipment (3.6%)
Applied Materials, Inc.	70,300	845,006
Broadcom Corp., Class A	39,400	1,299,018
Intersil Corp., Class A	46,300	560,693
Marvell Technology Group Ltd.*	64,700	1,019,672
National Semiconductor Corp.	71,900	967,774

		4,692,163

Software (6.9%)
Autodesk, Inc.*	66,200	1,612,632
Intuit, Inc.*	62,400	2,169,648
Microsoft Corp.	161,600	3,718,416
VMware, Inc., Class A*	21,500	1,345,685

		8,846,381

Total Information Technology		23,172,763

	Number of Shares	Value (Note 1)

Materials (3.2%)
Chemicals (2.1%)
Dow Chemical Co.	62,700	$1,487,244
Monsanto Co.	26,700	1,234,074

		2,721,318

Containers & Packaging (1.1%)
Ball Corp.	25,800	1,363,014

Total Materials		4,084,332

Telecommunication Services (2.1%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	112,300	2,716,537

Total Telecommunication Services		2,716,537

Utilities (4.8%)
Electric Utilities (4.8%)
American Electric Power Co., Inc.	73,700	2,380,510
Exelon Corp.	61,800	2,346,546
FirstEnergy Corp.	39,700	1,398,631

Total Utilities		6,125,687

Total Common Stocks (98.1%) (Cost $133,024,891)		126,522,940

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.0%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $2,627,014)	$2,627,014	2,627,014

Total Investments (100.1%) (Cost/Amortized Cost $135,651,905)		129,149,954
Other Assets Less Liabilities (-0.1%)		(112,975)

Net Assets (100%)		$129,036,979

*	Non-income producing.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$17,964,094	$—	$—	$17,964,094
Consumer Staples	8,696,667	—	—	8,696,667
Energy	14,369,203	—	—	14,369,203
Financials	17,200,878	—	—	17,200,878
Health Care	18,218,661	—	—	18,218,661
Industrials	13,974,118	—	—	13,974,118
Information Technology	23,172,763	—	—	23,172,763
Materials	4,084,332	—	—	4,084,332
Telecommunication Services	2,716,537	—	—	2,716,537
Utilities	6,125,687	—	—	6,125,687
Short-Term Investments	—	2,627,014	—	2,627,014

Total Assets	$126,522,940	$2,627,014	$—	$129,149,954

Total Liabilities	$—	$—	$—	$—

Total	$126,522,940	$2,627,014	$—	$129,149,954

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$41,276,691
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$43,066,326

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,505,330
Aggregate gross unrealized depreciation	(16,010,267)

Net unrealized depreciation	$(7,504,937)

Federal income tax cost of investments	$136,654,891

For the six months ended June 30, 2010, the Portfolio incurred approximately $632 as brokerage commissions with Keefe, Bruyette & Woods, Inc., $1,053 with Sanford C. Bernstein & Co., Inc., and $526 with UBS AG, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $42,401,238 of which $5,281,513 expires in the year 2011, $1,730,958 expires in the year 2016, and $35,388,767 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $135,651,905)	$129,149,954
Receivable for securities sold	796,000
Dividends, interest and other receivables	107,719
Receivable from Separate Accounts for Trust shares sold	47,050
Other assets	1,927

Total assets	130,102,650

LIABILITIES
Payable for securities purchased	845,959
Investment management fees payable	72,372
Payable to Separate Accounts for Trust shares redeemed	59,884
Distribution fees payable - Class IB	28,132
Administrative fees payable	13,966
Trustees’ fees payable	144
Accrued expenses	45,214

Total liabilities	1,065,671

NET ASSETS	$129,036,979

Net assets were comprised of:
Paid in capital	$175,881,053
Accumulated undistributed net investment income (loss)	485,331
Accumulated undistributed net realized gain (loss) on investments	(40,827,454)
Unrealized appreciation (depreciation) on investments	(6,501,951)

Net assets	$129,036,979

Class IB
Net asset value, offering and redemption price per share, $129,036,979 / 26,514,300 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.87

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$1,225,216

EXPENSES
Investment management fees	539,423
Distribution fees - Class IB	179,808
Administrative fees	88,576
Printing and mailing expenses	8,497
Custodian fees	5,455
Professional fees	4,301
Trustees’ fees	1,704
Miscellaneous	3,157

Gross expenses	830,921
Less: Waiver from investment advisor	(76,026)
Fees paid indirectly	(14,643)

Net expenses	740,252

NET INVESTMENT INCOME (LOSS)	484,964

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	4,882,359
Net change in unrealized appreciation (depreciation) on securities	(17,047,947)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(12,165,588)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,680,624)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$484,964	$1,007,136
Net realized gain (loss) on investments	4,882,359	(25,266,943)
Net change in unrealized appreciation (depreciation) on investments	(17,047,947)	59,398,493

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,680,624)	35,138,686

DIVIDENDS:
Dividends from net investment income
Class IB	—	(1,007,734)

TOTAL DIVIDENDS	—	(1,007,734)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [2,956,363 and 5,562,340 shares, respectively]	16,040,884	24,334,818
Capital shares issued in reinvestment of dividends [0 and 193,121 shares, respectively]	—	1,007,734
Capital shares repurchased [(3,382,193) and (7,231,332) shares, respectively]	(18,141,071)	(31,220,723)

Total Class IB transactions	(2,100,187)	(5,878,171)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,100,187)	(5,878,171)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,780,811)	28,252,781
NET ASSETS:
Beginning of period	142,817,790	114,565,009

End of period (a)	$129,036,979	$142,817,790

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$485,331	$367

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IB		2009	2008	2007	2006	2005
Net asset value, beginning of period	$5.30	$4.03	$6.84	$6.82	$6.02	$5.56

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.04 (e)	0.07 (e)	0.06 (e)	0.05 (e)	0.04 (e)
Net realized and unrealized gain (loss) on investments	(0.45)	1.27	(2.81)	0.02	0.80	0.46

Total from investment operations	(0.43)	1.31	(2.74)	0.08	0.85	0.50

Less distributions:
Dividends from net investment income	—	(0.04)	(0.07)	(0.06)	(0.05)	(0.04)

Net asset value, end of period	$4.87	$5.30	$4.03	$6.84	$6.82	$6.02

Total return (b)	(8.11)%	32.47%	(40.03)%	1.14%	14.10%	8.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$129,037	$142,818	$114,565	$217,397	$212,510	$169,785
Ratio of expenses to average net assets:
After waivers (a)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	1.03%	1.01%	1.03%	1.04%	1.03%	1.04%
Before waivers and fees paid indirectly (a)	1.16%	1.19%	1.19%	1.16%	1.14%	1.11%
Ratio of net investment income to average net assets:
After waivers (a)	0.65%	0.79%	1.14%	0.80%	0.77%	0.74%
After waivers and fees paid indirectly (a)	0.67%	0.83%	1.17%	0.81%	0.79%	0.75%
Before waivers and fees paid indirectly (a)	0.55%	0.65%	1.00%	0.69%	0.68%	0.68%
Portfolio turnover rate	29%	54%	68%	32%	35%	44%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/VAN KAMPEN COMSTOCK PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Financials	24.3%
Consumer Discretionary	16.2
Health Care	13.6
Consumer Staples	11.1
Information Technology	9.8
Energy	8.0
Industrials	5.6
Telecommunication Services	4.3
Materials	4.1
Utilities	0.8
Cash and Other	2.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class IA
Actual	$1,000.00	$940.30	$3.61
Hypothetical (5% average return before expenses)	1,000.00	1,021.08	3.76
Class IB
Actual	1,000.00	939.20	4.81
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (16.2%)
Media (13.2%)
Comcast Corp., Class A	596,612	$10,363,150
DIRECTV, Class A*	57,515	1,950,909
News Corp., Class B	209,200	2,897,420
Time Warner Cable, Inc.	65,187	3,394,939
Time Warner, Inc.	111,933	3,235,983
Viacom, Inc., Class B	245,084	7,688,285

		29,530,686

Multiline Retail (1.2%)
J.C. Penney Co., Inc.	52,000	1,116,960
Macy’s, Inc.	38,171	683,261
Target Corp.	17,300	850,641

		2,650,862

Specialty Retail (1.8%)
Home Depot, Inc.	71,900	2,018,233
Lowe’s Cos., Inc.	101,700	2,076,714

		4,094,947

Total Consumer Discretionary		36,276,495

Consumer Staples (11.1%)
Beverages (1.4%)
Coca-Cola Co.	48,900	2,450,868
PepsiCo, Inc.	12,100	737,495

		3,188,363

Food & Staples Retailing (3.2%)
CVS Caremark Corp.	89,900	2,635,868
Wal-Mart Stores, Inc.	93,759	4,506,995

		7,142,863

Food Products (3.8%)
Kraft Foods, Inc., Class A	173,466	4,857,048
Unilever N.V. (N.Y. Shares)	128,556	3,512,150

		8,369,198

Household Products (0.5%)
Procter & Gamble Co.	17,700	1,061,646

Personal Products (0.5%)
Avon Products, Inc.	44,177	1,170,690

Tobacco (1.7%)
Altria Group, Inc.	80,013	1,603,461
Philip Morris International, Inc.	49,429	2,265,825

		3,869,286

Total Consumer Staples		24,802,046

Energy (8.0%)
Energy Equipment & Services (1.9%)
Halliburton Co.	138,000	3,387,900
Noble Corp.*	26,285	812,470

		4,200,370

Oil, Gas & Consumable Fuels (6.1%)
Anadarko Petroleum Corp.	18,419	664,742
BP plc (ADR)	33,100	955,928
Chevron Corp.	62,400	4,234,464
ConocoPhillips	68,900	3,382,301

	Number of Shares	Value (Note 1)

Royal Dutch Shell plc (ADR), Class A	63,452	$3,186,559
Total S.A. (ADR)	28,700	1,281,168

		13,705,162

Total Energy		17,905,532

Financials (24.3%)
Capital Markets (3.3%)
Bank of New York Mellon Corp.	178,087	4,396,968
Goldman Sachs Group, Inc.	15,700	2,060,939
State Street Corp.	25,200	852,264

		7,310,171

Commercial Banks (3.3%)
PNC Financial Services Group, Inc.	56,700	3,203,550
U.S. Bancorp	73,900	1,651,665
Wells Fargo & Co.	96,300	2,465,280

		7,320,495

Diversified Financial Services (6.4%)
Bank of America Corp.	370,630	5,325,953
Citigroup, Inc.*	597,900	2,248,104
JPMorgan Chase & Co.	183,000	6,699,630

		14,273,687

Insurance (11.3%)
Aflac, Inc.	25,600	1,092,352
Berkshire Hathaway, Inc., Class B*	34,000	2,709,460
Chubb Corp.	213,998	10,702,040
MetLife, Inc.	86,600	3,270,016
Torchmark Corp.	42,800	2,119,028
Travelers Cos., Inc.	111,000	5,466,750

		25,359,646

Total Financials		54,263,999

Health Care (13.6%)
Health Care Equipment & Supplies (0.4%)
Boston Scientific Corp.*	129,600	751,680

Health Care Providers & Services (3.6%)
Cardinal Health, Inc.	114,605	3,851,874
UnitedHealth Group, Inc.	95,219	2,704,219
WellPoint, Inc.*	31,400	1,536,402

		8,092,495

Pharmaceuticals (9.6%)
Abbott Laboratories, Inc.	40,073	1,874,615
Bristol-Myers Squibb Co.	226,264	5,643,024
Eli Lilly and Co.	29,212	978,602
GlaxoSmithKline plc (ADR)	32,600	1,108,726
Merck & Co., Inc.	130,391	4,559,773
Pfizer, Inc.	402,932	5,745,811
Roche Holding AG (ADR)	46,500	1,594,950

		21,505,501

Total Health Care		30,349,676

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Industrials (5.6%)
Aerospace & Defense (0.9%)
Honeywell International, Inc.	54,500	$2,127,135

Electrical Equipment (0.7%)
Emerson Electric Co.	38,500	1,682,065

Industrial Conglomerates (2.9%)
General Electric Co.	206,700	2,980,614
Textron, Inc.	13,440	228,077
Tyco International Ltd.	90,400	3,184,792

		6,393,483

Machinery (1.1%)
Ingersoll-Rand plc	68,300	2,355,667

Total Industrials		12,558,350

Information Technology (9.8%)
Communications Equipment (1.1%)
Cisco Systems, Inc.*	109,500	2,333,445

Computers & Peripherals (1.8%)
Dell, Inc.*	125,129	1,509,056
Hewlett-Packard Co.	55,599	2,406,324

		3,915,380

Internet Software & Services (3.9%)
eBay, Inc.*	293,800	5,761,418
Yahoo!, Inc.*	218,948	3,028,051

		8,789,469

IT Services (0.8%)
Accenture plc, Class A	33,600	1,298,640
Western Union Co.	38,300	571,053

		1,869,693

Semiconductors & Semiconductor Equipment (1.9%)
Intel Corp.	173,600	3,376,520
KLA-Tencor Corp.	33,943	946,331

		4,322,851

Software (0.3%)
Microsoft Corp.	30,700	706,407

Total Information Technology		21,937,245

Materials (4.1%)
Chemicals (0.6%)
E.I. du Pont de Nemours & Co.	39,406	1,363,054

	Number of Shares	Value (Note 1)

Metals & Mining (0.7%)
Alcoa, Inc.	156,135	$1,570,718

Paper & Forest Products (2.8%)
International Paper Co.	272,177	6,159,365

Total Materials		9,093,137

Telecommunication Services (4.3%)
Diversified Telecommunication Services (3.4%)
AT&T, Inc.	128,900	3,118,091
Verizon Communications, Inc.	159,100	4,457,982

		7,576,073

Wireless Telecommunication Services (0.9%)
Vodafone Group plc (ADR)	94,000	1,942,980

Total Telecommunication Services		9,519,053

Utilities (0.8%)
Electric Utilities (0.5%)
American Electric Power Co., Inc.	33,100	1,069,130

Multi-Utilities (0.3%)
Sempra Energy	15,700	734,603

Total Utilities		1,803,733

Total Common Stocks (97.8%) (Cost $231,288,412)		218,509,266

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.3%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $2,811,628)	$2,811,628	2,811,628

Total Investments (99.1%) (Cost/Amortized Cost $234,100,040)		221,320,894
Other Assets Less Liabilities (0.9%)		2,078,199

Net Assets (100%)		$223,399,093

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$36,276,495	$—	$—	$36,276,495
Consumer Staples	24,802,046	—	—	24,802,046
Energy	17,905,532	—	—	17,905,532
Financials	54,263,999	—	—	54,263,999
Health Care	30,349,676	—	—	30,349,676
Industrials	12,558,350	—	—	12,558,350
Information Technology	21,937,245	—	—	21,937,245
Materials	9,093,137	—	—	9,093,137
Telecommunication Services	9,519,053	—	—	9,519,053
Utilities	1,803,733	—	—	1,803,733
Short-Term Investments	—	2,811,628	—	2,811,628

Total Assets	$218,509,266	$2,811,628	$—	$221,320,894

Total Liabilities	$—	$—	$—	$—

Total	$218,509,266	$2,811,628	$—	$221,320,894

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$22,765,246
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$22,948,807

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,094,520
Aggregate gross unrealized depreciation	(27,277,910)

Net unrealized depreciation	$(18,183,390)

Federal income tax cost of investments	$239,504,284

For the six months ended June 30, 2010, the Portfolio incurred approximately $2,861 as brokerage commissions with Morgan Stanley & Co., Inc., and $3,320 with Sanford C. Bernstein & Co. Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $68,136,111 of which $22,136,216 expires in the year 2016, and $45,999,895 expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $234,100,040)	$221,320,894
Cash	285,169
Receivable for securities sold	3,019,792
Dividends, interest and other receivables	551,970
Receivable from Separate Accounts for Trust shares sold	30,382
Other assets	3,335

Total assets	225,211,542

LIABILITIES
Payable for securities purchased	1,511,074
Investment management fees payable	115,020
Distribution fees payable - Class IB	48,026
Payable to Separate Accounts for Trust shares redeemed	42,040
Administrative fees payable	22,248
Trustees’ fees payable	178
Accrued expenses	73,863

Total liabilities	1,812,449

NET ASSETS	$223,399,093

Net assets were comprised of:
Paid in capital	$308,448,812
Accumulated undistributed net investment income (loss)	1,783,555
Accumulated undistributed net realized gain (loss) on investments	(74,054,128)
Unrealized appreciation (depreciation) on investments	(12,779,146)

Net assets	$223,399,093

Class IA
Net asset value, offering and redemption price per share, $1,746,408 / 221,563 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.88

Class IB
Net asset value, offering and redemption price per share, $221,652,685 / 28,125,323 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.88

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$2,802,046

EXPENSES
Investment management fees	797,874
Distribution fees - Class IB	304,869
Administrative fees	140,658
Custodian fees	22,143
Printing and mailing expenses	14,485
Professional fees	12,177
Trustees’ fees	2,912
Miscellaneous	4,775

Gross expenses	1,299,893
Less: Waiver from investment advisor	(74,732)
Fees paid indirectly	(13,528)

Net expenses	1,211,633

NET INVESTMENT INCOME (LOSS)	1,590,413

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	(513,776)
Net change in unrealized appreciation (depreciation) on securities	(15,696,058)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(16,209,834)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,619,421)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,590,413	$3,165,213
Net realized gain (loss) on investments	(513,776)	(26,578,610)
Net change in unrealized appreciation (depreciation) on investments	(15,696,058)	78,729,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,619,421)	55,315,603

DIVIDENDS:
Dividends from net investment income
Class IA	—	(18,928)
Class IB	—	(3,050,570)

TOTAL DIVIDENDS	—	(3,069,498)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [90,306 and 60,879 shares, respectively]	765,619	424,717
Capital shares issued in reinvestment of dividends [0 and 2,299 shares, respectively]	—	18,928
Capital shares repurchased [(23,067) and (59,836) shares, respectively]	(198,515)	(426,302)

Total Class IA transactions	567,104	17,343

Class IB
Capital shares sold [1,839,997 and 4,153,426 shares, respectively]	15,919,947	28,440,125
Capital shares issued in reinvestment of dividends [0 and 370,514 shares, respectively]	—	3,050,570
Capital shares repurchased [(3,017,105) and (6,234,819) shares, respectively]	(25,676,389)	(42,830,047)

Total Class IB transactions	(9,756,442)	(11,339,352)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,189,338)	(11,322,009)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,808,759)	40,924,096
NET ASSETS:
Beginning of period	247,207,852	206,283,756

End of period (a)	$223,399,093	$247,207,852

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,783,555	$193,142

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,					April 29, 2005* to December 31, 2005
Class IA		2009	2008	2007		2006
Net asset value, beginning of period	$8.38	$6.61	$10.86	$11.76		$10.43	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.12 (e)	0.20 (e)	0.22	(e)	0.23 (e)	0.13 (e)
Net realized and unrealized gain (loss) on investments	(0.57)	1.78	(4.18)	(0.49)		1.46	0.41

Total from investment operations	(0.50)	1.90	(3.98)	(0.27)		1.69	0.54

Less distributions:
Dividends from net investment income	—	(0.13)	(0.19)	(0.22)		(0.18)	(0.09)
Distributions from net realized gains	—	—	(0.08)	(0.41)		(0.18)	(0.02)

Total dividends and distributions	—	(0.13)	(0.27)	(0.63)		(0.36)	(0.11)

Net asset value, end of period	$7.88	$8.38	$6.61	$10.86		$11.76	$10.43

Total return (b)	(5.97)%	28.73%	(36.79)%	(2.32)%		16.27%	5.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,746	$1,294	$998	$770		$122	$105
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.75%	0.75%	0.75%		0.75%	0.75%
After waivers and fees paid indirectly (a)	0.74%	0.73%	0.73%	0.74%		0.74%	0.74%
Before waivers and fees paid indirectly (a)	0.81%	0.82%	0.82%	0.80%		0.81%	0.96%
Ratio of net investment income to average net assets:
After waivers (a)	1.56%	1.72%	2.28%	1.82	%(c)	2.06%	1.97%
After waivers and fees paid indirectly (a)	1.57%	1.74%	2.30%	1.82	%(c)	2.07%	1.98%
Before waivers and fees paid indirectly (a)	1.50%	1.65%	2.21%	1.77	%(c)	2.00%	1.76%
Portfolio turnover rate	10%	27%	39%	23%		23%	18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,				April 29, 2005* to December 31, 2005
Class IB		2009	2008	2007	2006
Net asset value, beginning of period	$8.39	$6.62	$10.87	$11.77	$10.44	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.10 (e)	0.18 (e)	0.20 (e)	0.20 (e)	0.12 (e)
Net realized and unrealized gain (loss) on investments	(0.56)	1.78	(4.17)	(0.50)	1.46	0.40

Total from investment operations	(0.51)	1.88	(3.99)	(0.30)	1.66	0.52

Less distributions:
Dividends from net investment income	—	(0.11)	(0.18)	(0.19)	(0.15)	(0.06)
Distributions from net realized gains	—	—	(0.08)	(0.41)	(0.18)	(0.02)

Total dividends and distributions	—	(0.11)	(0.26)	(0.60)	(0.33)	(0.08)

Net asset value, end of period	$7.88	$8.39	$6.62	$10.87	$11.77	$10.44

Total return (b)	(6.08)%	28.36%	(37.01)%	(2.57)%	15.97%	5.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$221,653	$245,914	$205,285	$319,390	$291,204	$113,526
Ratio of expenses to average net assets:
After waivers (a)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
After waivers and fees paid indirectly (a)	0.99%	0.98%	0.98%	0.99%	0.99%	0.99%
Before waivers and fees paid indirectly (a)	1.06%	1.07%	1.07%	1.05%	1.06%	1.21%
Ratio of net investment income to average net assets:
After waivers (a)	1.28%	1.47%	1.98%	1.62%	1.77%	1.72%
After waivers and fees paid indirectly (a)	1.29%	1.49%	2.00%	1.62%	1.78%	1.73%
Before waivers and fees paid indirectly (a)	1.22%	1.40%	1.91%	1.57%	1.71%	1.51%
Portfolio turnover rate	10%	27%	39%	23%	23%	18%

*	Commencement of Operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Information Technology	36.6%
Consumer Discretionary	15.9
Health Care	13.5
Industrials	13.0
Energy	6.4
Financials	5.2
Telecommunication Services	4.0
Consumer Staples	2.7
Materials	1.7
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class IB shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10- 6/30/10
Class IA
Actual	$1,000.00	$894.60	$3.66
Hypothetical (5% average return before expenses)	1,000.00	1,020.93	3.91
Class IB
Actual	1,000.00	894.40	4.88
Hypothetical (5% average return before expenses)	1,000.00	1,019.64	5.21

*   Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratios of 0.78% and 1.03%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (15.9%)
Auto Components (2.7%)
BorgWarner, Inc.*	134,000	$5,003,560
TRW Automotive Holdings Corp.*	201,416	5,553,039

		10,556,599

Automobiles (2.4%)
Daimler AG (Registered)*	180,943	9,146,669

Hotels, Restaurants & Leisure (1.2%)
Marriott International, Inc., Class A	155,500	4,655,670

Internet & Catalog Retail (2.0%)
Amazon.com, Inc.*	25,762	2,814,756
priceline.com, Inc.*	28,400	5,013,736

		7,828,492

Media (3.2%)
CBS Corp., Class B	368,600	4,765,998
Scripps Networks Interactive, Inc., Class A	193,656	7,812,083

		12,578,081

Multiline Retail (0.2%)
Dollar General Corp.*	32,522	895,981

Specialty Retail (4.2%)
Jo-Ann Stores, Inc.*	129,118	4,843,216
TJX Cos., Inc.	178,640	7,493,948
Urban Outfitters, Inc.*	114,000	3,920,460

		16,257,624

Total Consumer Discretionary		61,919,116

Consumer Staples (2.7%)
Food & Staples Retailing (1.2%)
BJ’s Wholesale Club, Inc.*	125,500	4,644,755

Personal Products (1.5%)
Estee Lauder Cos., Inc., Class A	101,973	5,682,955

Total Consumer Staples		10,327,710

Energy (6.4%)
Oil, Gas & Consumable Fuels (6.4%)
Concho Resources, Inc.*	212,100	11,735,493
Newfield Exploration Co.*	85,262	4,165,901
Noble Energy, Inc.	99,988	6,032,276
Petrohawk Energy Corp.*	185,300	3,144,541

Total Energy		25,078,211

Financials (5.2%)
Commercial Banks (1.2%)
Itau Unibanco Holding S.A. (Preference) (ADR)	266,200	4,794,262

Consumer Finance (2.7%)
American Express Co.	264,100	10,484,770

Diversified Financial Services (1.3%)
Bank of America Corp.	356,300	5,120,031

Total Financials		20,399,063

	Number of Shares	Value (Note 1)

Health Care (13.5%)
Biotechnology (1.6%)
Alexion Pharmaceuticals, Inc.*	121,633	$6,226,393

Health Care Equipment & Supplies (2.7%)
Covidien plc	124,900	5,018,482
Hospira, Inc.*	95,700	5,497,965

		10,516,447

Health Care Providers & Services (6.6%)
DaVita, Inc.*	71,673	4,475,262
Express Scripts, Inc.*	157,300	7,396,246
Gentiva Health Services, Inc.*	71,200	1,923,112
Lincare Holdings, Inc.*	95,630	3,108,931
McKesson Corp.	134,399	9,026,237

		25,929,788

Life Sciences Tools & Services (1.3%)
Bruker Corp.*	403,800	4,910,208

Pharmaceuticals (1.3%)
Teva Pharmaceutical Industries Ltd. (ADR)	98,444	5,118,104

Total Health Care		52,700,940

Industrials (13.0%)
Aerospace & Defense (1.4%)
Precision Castparts Corp.	53,300	5,485,636

Air Freight & Logistics (1.3%)
FedEx Corp.	69,702	4,886,807

Airlines (1.5%)
Delta Air Lines, Inc.*	511,339	6,008,233

Machinery (4.3%)
Illinois Tool Works, Inc.	118,400	4,887,552
Kennametal, Inc.	250,791	6,377,615
Parker Hannifin Corp.	98,354	5,454,713

		16,719,880

Road & Rail (4.5%)
Avis Budget Group, Inc.*	303,600	2,981,352
Dollar Thrifty Automotive Group, Inc.*	103,104	4,393,262
J.B. Hunt Transport Services, Inc.	157,000	5,129,190
Werner Enterprises, Inc.	234,100	5,124,449

		17,628,253

Total Industrials		50,728,809

Information Technology (36.6%)
Communications Equipment (3.8%)
CommScope, Inc.*	218,266	5,188,183
F5 Networks, Inc.*	76,600	5,252,462
Juniper Networks, Inc.*	185,952	4,243,424

		14,684,069

Computers & Peripherals (9.3%)
Apple, Inc.*	83,949	21,115,692
EMC Corp.*	402,700	7,369,410
NetApp, Inc.*	205,606	7,671,160

		36,156,262

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Internet Software & Services (4.1%)
Equinix, Inc.*	103,416	$8,399,447
Google, Inc., Class A*	17,063	7,592,182

		15,991,629

IT Services (4.6%)
Alliance Data Systems Corp.*	87,400	5,202,048
Gartner, Inc.*	270,223	6,282,685
Sapient Corp.	655,971	6,651,546

		18,136,279

Semiconductors & Semiconductor Equipment (7.5%)
Broadcom Corp., Class A	165,400	5,453,238
Intel Corp.	237,415	4,617,722
Marvell Technology Group Ltd.*	252,432	3,978,328
Micron Technology, Inc.*	597,270	5,070,822
Netlogic Microsystems, Inc.*	255,363	6,945,874
Rubicon Technology, Inc.*	113,178	3,371,573

		29,437,557

Software (7.3%)
ANSYS, Inc.*	143,514	5,822,363
AsiaInfo Holdings, Inc.*	246,515	5,388,818
Longtop Financial Technologies Ltd. (ADR)*	155,503	5,038,297
Red Hat, Inc.*	188,385	5,451,862
Salesforce.com, Inc.*	35,739	3,067,121
SuccessFactors, Inc.*	187,040	3,888,562

		28,657,023

Total Information Technology		143,062,819

Materials (1.7%)
Chemicals (1.7%)
Valspar Corp.	221,761	6,679,441

Total Materials		6,679,441

	Number of Shares	Value (Note 1)

Telecommunication Services (4.0%)
Wireless Telecommunication Services (4.0%)
American Tower Corp., Class A*	177,098	$7,880,861
SBA Communications Corp., Class A*	232,146	7,895,286

Total Telecommunication Services		15,776,147

Total Common Stocks (99.0%) (Cost $404,683,447)		386,672,256

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.4%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $5,496,740)	$5,496,740	5,496,740

Total Investments (100.4%) (Cost/Amortized Cost $410,180,187)		392,168,996
Other Assets Less Liabilities (-0.4%)		(1,534,819)

Net Assets (100%)		$390,634,177

*	Non-income producing.

Glossary:

ADR—	American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$61,919,116	$–	$–	$61,919,116
Consumer Staples	10,327,710	–	–	10,327,710
Energy	25,078,211	–	–	25,078,211
Financials	20,399,063	–	–	20,399,063
Health Care	52,700,940	–	–	52,700,940
Industrials	50,728,809	–	–	50,728,809
Information Technology	143,062,819	–	–	143,062,819
Materials	6,679,441	–	–	6,679,441
Telecommunication Services	15,776,147	–	–	15,776,147
Short-Term Investments	–	5,496,740	–	5,496,740

Total Assets	$386,672,256	$5,496,740	$–	$392,168,996

Total Liabilities	$–	$–	$–	$–

Total	$386,672,256	$5,496,740	$–	$392,168,996

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$462,979,344
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$408,891,890

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,919,100
Aggregate gross unrealized depreciation	(23,590,119)

Net unrealized depreciation	$(20,671,019)

Federal income tax cost of investments	$412,840,015

For the six months ended June 30, 2010, the Portfolio incurred approximately $65 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $6,053,099 which expires in the year 2017.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $410,180,187)	$392,168,996
Receivable for securities sold	5,336,510
Dividends, interest and other receivables	188,300
Receivable from Separate Accounts for Trust shares sold	116,398
Other assets	4,097

Total assets	397,814,301

LIABILITIES
Payable for securities purchased	6,130,471
Payable to Separate Accounts for Trust shares redeemed	639,223
Investment management fees payable	221,026
Distribution fees payable - Class IB	84,300
Administrative fees payable	37,218
Trustees’ fees payable	589
Accrued expenses	67,297

Total liabilities	7,180,124

NET ASSETS	$390,634,177

Net assets were comprised of:
Paid in capital	$392,367,988
Accumulated undistributed net investment income (loss)	50,568
Accumulated undistributed net realized gain (loss) on investments	16,226,812
Unrealized appreciation (depreciation) on investments	(18,011,191)

Net assets	$390,634,177

Class IA
Net asset value, offering and redemption price per share, $3,362,513 / 412,354 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.15

Class IB
Net asset value, offering and redemption price per share, $387,271,664 / 48,125,778 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.05

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$2,116,055

EXPENSES
Investment management fees	1,344,880
Distribution fees - Class IB	512,781
Administrative fees	226,884
Printing and mailing expenses	24,314
Professional fees	8,749
Custodian fees	6,943
Trustees’ fees	4,786
Miscellaneous	6,414

Gross expenses	2,135,751
Less: Fees paid indirectly	(16,626)

Net expenses	2,119,125

NET INVESTMENT INCOME (LOSS)	(3,070)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities	25,150,702
Net change in unrealized appreciation (depreciation) on securities	(71,959,634)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(46,808,932)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(46,812,002)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,070)	$536,147
Net realized gain (loss) on investments	25,150,702	(8,012,073)
Net change in unrealized appreciation (depreciation) on investments	(71,959,634)	96,880,553

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(46,812,002)	89,404,627

DIVIDENDS:
Dividends from net investment income
Class IA	—	(7,619)
Class IB	—	(473,915)

TOTAL DIVIDENDS	—	(481,534)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [759,821 and 237,327 shares, respectively]	7,086,312	1,822,744
Capital shares issued in reinvestment of dividends [0 and 858 shares, respectively]	—	7,619
Capital shares repurchased [(597,560) and (46,955) shares, respectively]	(5,669,103)	(319,864)

Total Class IA transactions	1,417,209	1,510,499

Class IB
Capital shares sold [10,492,090 and 23,549,051 shares, respectively]	94,292,152	176,619,924
Capital shares issued in reinvestment of dividends [0 and 53,977 shares, respectively]	—	473,915
Capital shares repurchased [(4,807,182) and (7,100,067) shares, respectively]	(42,490,827)	(50,273,951)

Total Class IB transactions	51,801,325	126,819,888

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	53,218,534	128,330,387

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,406,532	217,253,480
NET ASSETS:
Beginning of period	384,227,645	166,974,165

End of period (a)	$390,634,177	$384,227,645

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$50,568	$53,638

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class IA		2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.11	$6.50	$9.19	$8.68	$9.08	$8.98

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.04 (e)	0.06 (e)	0.02 (e)	0.01 (e)	0.01 (e)
Net realized and unrealized gain (loss) on investments	(0.97)	2.60	(2.56)	0.98	0.54	0.36

Total from investment operations	(0.96)	2.64	(2.50)	1.00	0.55	0.37

Less distributions:
Dividends from net investment income	—	(0.03)	(0.05)	—	—	— #
Distributions from net realized gains	—	—	(0.13)	(0.49)	(0.95)	(0.27)
Return of capital	—	—	(0.01)	—	—	—

Total dividends and distributions	—	(0.03)	(0.19)	(0.49)	(0.95)	(0.27)

Net asset value, end of period	$8.15	$9.11	$6.50	$9.19	$8.68	$9.08

Total return (b)	(10.54)%	40.69%	(27.43)%	11.65%	6.07%	4.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,363	$2,278	$383	$523	$164	$186
Ratio of expenses to average net assets:
After waivers (a)	0.78%	0.85%	0.90%	0.90%	0.83%	0.70%
After waivers and fees paid indirectly (a)	0.78%	0.83%	0.88%	0.87%	0.77%	0.50%
Before waivers and fees paid indirectly (a)	0.78%	0.85%	0.90%	0.90%	0.83%	0.75%
Ratio of net investment income to average net assets:
After waivers (a)	0.26%	0.43%	0.73%	0.15%	0.10%	(0.03)%
After waivers and fees paid indirectly (a)	0.27%	0.45%	0.75%	0.18%	0.16%	0.17%
Before waivers and fees paid indirectly (a)	0.26%	0.43%	0.73%	0.15%	0.10%	(0.08)%
Portfolio turnover rate	103%	15%	49%	38%	126%	131%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class IB			2009	2008		2007		2006		2005
Net asset value, beginning of period	$9.00		$6.42	$9.08		$8.61		$9.03		$8.95

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.02 (e)	0.04	(e)	(0.01	)(e)	(0.01	)(e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments	(0.95)		2.57	(2.53)		0.97		0.54		0.36

Total from investment operations	(0.95)		2.59	(2.49)		0.96		0.53		0.35

Less distributions:
Dividends from net investment income	—		(0.01)	(0.03)		—		—		—	#
Distributions from net realized gains	—		—	(0.13)		(0.49)		(0.95)		(0.27)
Return of capital	—		—	(0.01)		—		—		—

Total dividends and distributions	—		(0.01)	(0.17)		(0.49)		(0.95)		(0.27)

Net asset value, end of period	$8.05		$9.00	$6.42		$9.08		$8.61		$9.03

Total return (b)	(10.56)%		40.37%	(27.63)%		11.28%		5.89%		4.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$387,272		$381,950	$166,592		$229,726		$184,008		$194,341
Ratio of expenses to average net assets:
After waivers (a)	1.03%		1.10%	1.15%		1.15%		1.08%		0.95%
After waivers and fees paid indirectly (a)	1.03%		1.09%	1.13	%(c)	1.12%		1.02%		0.75%
Before waivers and fees paid indirectly (a)	1.03%		1.10%	1.15%		1.15%		1.08%		1.00%
Ratio of net investment income to average net assets:
After waivers (a)	(0.01)%		0.20%	0.50%		(0.09)%		(0.15)%		(0.28)%
After waivers and fees paid indirectly (a)	—	%‡‡	0.22%	0.53%		(0.06)%		(0.09)%		(0.08)%
Before waivers and fees paid indirectly (a)	(0.01)%		0.20%	0.50%		(0.09)%		(0.15)%		(0.33)%
Portfolio turnover rate	103%		15%	49%		38%		126%		131%

#	Per share amount is less than $0.01.
‡‡	Less than 0.01%
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income per share is based on average shares outstanding.

See Notes to Financial Statements.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2010 (Unaudited)

Note 1	Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company with fifty-two diversified portfolios and thirteen non-diversified portfolios (each a “Portfolio”). The non-diversified Portfolios are: the AXA Tactical Manager 400 Portfolio-I, AXA Tactical Manager 500 Portfolio-I, AXA Tactical Manager 2000 Portfolio-I, AXA Tactical Manager International Portfolio-I, AXA Tactical Manager 400 Portfolio-II, AXA Tactical Manager 500 Portfolio-II, AXA Tactical Manager 2000 Portfolio-II, AXA Tactical Manager International Portfolio-II, AXA Tactical Manager 400 Portfolio-III, AXA Tactical Manager 500 Portfolio-III, AXA Tactical Manager 2000 Portfolio-III, and the AXA Tactical Manager International Portfolio-III (each a “Tactical Portfolio”, together, the “Tactical Portfolios”), and the EQ/GAMCO Mergers and Acquisitions Portfolio. At June 30, 2010, AXA Tactical Manager 400 Portfolio-III, AXA Tactical Manager 500 Portfolio-III, AXA Tactical Manager 2000 Portfolio-III, and AXA Tactical Manager International Portfolio-III are not operational.
On April 30, 2009, AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”), an indirect wholly-owned subsidiary of AXA, contributed $100,000 in seed capital into Class IB of each of the following new portfolios: AXA Conservative Strategy Portfolio, AXA Conservative Growth Strategy Portfolio, AXA Balanced Strategy Portfolio, AXA Moderate Growth Strategy Portfolio, and AXA Growth Strategy Portfolio (each an “AXA Strategy Portfolio”; together, the “AXA Strategy Portfolios”).

On May 27, 2009, AXA Equitable contributed $100,000 in seed capital into Class IA of each of the following new portfolios: AXA Tactical Manager 400 Portfolio-I, AXA Tactical Manager 500 Portfolio-I, AXA Tactical Manager 2000 Portfolio-I, and AXA Tactical Manager International Portfolio-I. On August 28, 2009, AXA Equitable contributed $100,000 in seed capital into Class IA of each of the following new Portfolios: AXA Tactical Manager 400 Portfolio-II, AXA Tactical Manager 500 Portfolio-II, AXA Tactical Manager 2000 Portfolio-II, AXA Tactical Manager International Portfolio-II.

On October 29, 2009, AXA Equitable contributed $10,000 in seed capital into Class IB of each of the following portfolios: AXA Tactical Manager 400 Portfolio-I, AXA Tactical Manager 500 Portfolio-I, AXA Tactical Manager 2000 Portfolio-I, and AXA Tactical Manager International Portfolio-I. On the same date, AXA Equitable contributed $10,000 in seed capital into Class IA of All Asset Allocation Portfolio.

On September 11, 2009, AXA Equitable contributed $10,000 in seed capital into Class IA of each of the following portfolios: AXA Balanced Strategy Portfolio and AXA Growth Strategy Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

Each of the investment sub-advisers (each an “Adviser”) independently chooses and maintains a portfolio of securities for its Portfolios.

The All Asset Allocation Portfolio is a type of mutual fund often described as a “fund of funds” mutual fund. The Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable and other unaffiliated investment companies.

The EQ/Franklin Templeton Allocation Portfolio and the AXA Strategy Portfolios are types of mutual funds often described as “fund of funds.” The Portfolios pursue their investment objective by investing exclusively in other affiliated mutual funds managed by AXA Equitable.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

The EQ/International ETF Portfolio is a type of mutual fund often described as a “fund of funds” mutual fund. The Portfolio pursues its investment objective by investing exclusively in other unaffiliated investment companies.

The EQ/International Core PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Quality Bond PLUS Portfolio, EQ/Global Bond PLUS Portfolio, and EQ/Equity Growth PLUS Portfolio (each a “PLUS Portfolio”; together, the “PLUS Portfolios”), and the EQ/Franklin Core Balanced Portfolio, EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Mutual Large Cap Equity Portfolio, EQ/Templeton Global Equity Portfolio, EQ/Global Multi-Sector Equity Portfolio, and the Tactical Portfolios employ multiple Advisers (each a “Multiadviser Portfolio”; together the “Multiadviser Portfolios”). Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity or fixed income markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Portfolio.

The Trust has the right to issue two classes of shares, Class IA and Class IB. As of and during the six months ended June 30, 2010, the Trust had Class IB shares outstanding for each Portfolio except for the AXA Tactical Manager 400 Portfolio-II, AXA Tactical Manager 500 Portfolio-II, AXA Tactical Manager 2000 Portfolio-II and AXA Tactical Manager International Portfolio-II. In addition, as of and during the six months ended June 30, 2010, the Trust had Class IA shares outstanding for certain Portfolios as shown in the Statement of Assets and Liabilities. The Class IB shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and to The AXA Equitable 401k Plan. Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of AXA Premier VIP Trust, a separate registered investment company managed by AXA Equitable that currently sell its shares to accounts and plans. The AXA Equitable 401k Plan is the primary shareholder of Class IA for EQ/Equity Growth PLUS Portfolio.

The investment objectives of each Portfolio are as follows:

All Asset Allocation Portfolio — Seeks long-term capital appreciation and current income.

AXA Conservative Strategy Portfolio — Seeks a high level of current income.

AXA Conservative Growth Strategy Portfolio — Seeks current income and growth of capital, with greater emphasis on current income.

AXA Balanced Strategy Portfolio — Seeks long-term capital appreciation and current income.

AXA Moderate Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with greater emphasis on current income.

AXA Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with greater emphasis on capital appreciation.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

EQ/Franklin Templeton Allocation Portfolio — Primarily seeks capital appreciation and secondarily seeks income.

EQ/International ETF Portfolio — Seeks long-term capital appreciation.

AXA Tactical Manager 500 Portfolio-I (advised by AXA Equitable, BlackRock Investment Management, LLC (“BlackRock”) and AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable)) — Seeks a total return that is comparable to that of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) by investing in a combination of long and short positions based on securities included in the S&P 500 Index.

AXA Tactical Manager 500 Portfolio-II (advised by AXA Equitable, BlackRock and AllianceBernstein) — Seeks a total return that is comparable to that of the S&P 500 Index by investing in a combination of long and short positions based on securities included in the S&P 500 Index.

AXA Tactical Manager 500 Portfolio-III (advised by AXA Equitable, BlackRock and AllianceBernstein) — Seeks a total return that is comparable to that of the S&P 500 Index by investing in a combination of long and short positions based on securities included in the S&P 500 Index.

AXA Tactical Manager 400 Portfolio-I (advised by AXA Equitable, BlackRock and AllianceBernstein) — Seeks a total return that is comparable to that of the Standard & Poor’s MidCap 400 Index (“S&P 400 Index”) by investing in a combination of long and short positions based on securities included in the S&P 400 Index.

AXA Tactical Manager 400 Portfolio-II (advised by AXA Equitable, BlackRock and AllianceBernstein) — Seeks a total return that is comparable to that of the S&P 400 Index by investing in a combination of long and short positions based on securities included in the S&P 400 Index.

AXA Tactical Manager 400 Portfolio-III (advised by AXA Equitable, BlackRock and AllianceBernstein) — Seeks a total return that is comparable to that of the S&P 400 Index by investing in a combination of long and short positions based on securities included in the S&P 400 Index.

AXA Tactical Manager 2000 Portfolio-I (advised by AXA Equitable, BlackRock and AllianceBernstein) — Seeks a total return that is comparable to that of the Russell 2000® Index by investing in a combination of long and short positions based on securities included in the Russell 2000® Index.

AXA Tactical Manager 2000 Portfolio-II (advised by AXA Equitable, BlackRock and AllianceBernstein) — Seeks a total return that is comparable to that of the Russell 2000® Index by investing in a combination of long and short positions based on securities included in the Russell 2000® Index.

AXA Tactical Manager 2000 Portfolio-III (advised by AXA Equitable, BlackRock and AllianceBernstein) — Seeks a total return that is comparable to that of the Russell 2000® Index by investing in a combination of long and short positions based on securities included in the Russell 2000® Index.

AXA Tactical Manager International Portfolio-I (advised by AXA Equitable, BlackRock and AllianceBernstein) — Seeks a total return that is comparable to that of the Morgan Stanley Capital International (“MSCI”) EAFE Index or a combination of the ASX SPI 200 Index, Dow Jones EURO STOXX 50 Index®, FTSE 100 Index and the Tokyo Stock Price Index (collectively the “Indices”) by investing in a combination of long and short positions based on securities included in the MSCI EAFE Index or the Indices.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

AXA Tactical Manager International Portfolio-II (advised by AXA Equitable, BlackRock and AllianceBernstein) — Seeks a total return that is comparable to that of the MSCI EAFE Index or a combination of the Indices by investing in a combination of long and short positions based on securities included in the MSCI EAFE Index or the Indices.

AXA Tactical Manager International Portfolio-III (advised by AXA Equitable, BlackRock and AllianceBernstein) — Seeks a total return that is comparable to that of the MSCI EAFE Index or a combination of the Indices by investing in a combination of long and short positions based on securities included in the MSCI EAFE Index or the Indices.

EQ/AllianceBernstein International Portfolio (advised by AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/AllianceBernstein Small Cap Growth Portfolio (advised by AllianceBernstein) — Seeks to achieve long-term growth of capital.

EQ/AXA Franklin Small Cap Value Core Portfolio (advised by BlackRock and Franklin Advisory Services, LLC) — Seeks to achieve long-term total return.

EQ/BlackRock Basic Value Equity Portfolio (advised by BlackRock) — Seeks to achieve capital appreciation and, secondarily, income.

EQ/BlackRock International Value Portfolio (advised by BlackRock International Limited) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital.

EQ/Boston Advisors Equity Income Portfolio (advised by Boston Advisors, LLC) — Seeks to achieve a combination of growth and income to achieve an above-average and consistent total return.

EQ/Calvert Socially Responsible Portfolio (advised by Calvert Asset Management Company, Inc. and Bridgeway Capital Management, Inc.) — Seeks to achieve long-term capital appreciation.

EQ/Capital Guardian Growth Portfolio (advised by Capital Guardian Trust Company (“Capital Guardian”)) — Seeks to achieve long-term growth of capital.

EQ/Capital Guardian Research Portfolio (advised by Capital Guardian) — Seeks to achieve long-term growth of capital.

EQ/Common Stock Index Portfolio (advised by AllianceBernstein) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.

EQ/Core Bond Index Portfolio (advised by SSgA Funds Management, Inc. (“SSgA FM”)) — Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital U.S. Aggregate Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Barclays Capital U.S. Aggregate Bond Index.

EQ/Davis New York Venture Portfolio (advised by Davis Selected Advisers, L.P.) — Seeks to achieve long-term growth of capital.

EQ/Equity 500 Index Portfolio (advised by AllianceBernstein) — Seeks to achieve a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

EQ/Equity Growth PLUS Portfolio (advised by AXA Equitable, BlackRock Capital Management, Inc. and BlackRock) — Seeks to achieve long-term growth of capital. On February 12, 2010, BlackRock replaced SSgA FM as an Adviser to the Portfolio.

EQ/Franklin Core Balanced Portfolio (advised by BlackRock and Franklin Advisers, Inc.) — Seeks to maximize income while maintaining prospects for capital appreciation.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

EQ/GAMCO Mergers and Acquisitions Portfolio (advised by GAMCO Asset Management, Inc. (“GAMCO”)) — Seeks to achieve capital appreciation.

EQ/GAMCO Small Company Value Portfolio (advised by GAMCO) — Seeks to maximize capital appreciation.

EQ/Global Bond PLUS Portfolio (advised by AXA Equitable, Wells Capital Management, Inc., First International Advisors, LLC and BlackRock) — Seeks to achieve capital growth and current income. On May 1, 2010, Wells Capital Management, Inc. replaced Evergreen Investment Management Company as an Adviser to the Portfolio.

EQ/Global Multi-Sector Equity Portfolio (advised by BlackRock and Morgan Stanley Investment Management, Inc. (“MSIM”)) — Seeks to achieve long-term capital appreciation.

EQ/Intermediate Government Bond Index Portfolio (advised by SSgA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Captial Intermediate U.S. Government Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Barclays Capital Intermediate Government Bond Index.

EQ/International Core PLUS Portfolio (advised by AXA Equitable, Wentworth Hauser and Violich, Inc., Hirayama Investments, LLC and BlackRock) — Seeks to achieve long-term growth of capital. On February 12, 2010, BlackRock replaced SSgA FM as an Adviser to the Portfolio.

EQ/International Growth Portfolio (advised by MFS Investment Management) — Seeks to achieve capital appreciation.

EQ/JPMorgan Value Opportunities Portfolio (advised by J.P. Morgan Investment Management, Inc.) — Seeks to achieve long-term capital appreciation.

EQ/Large Cap Core PLUS Portfolio (advised by AXA Equitable, Institutional Capital LLC, and BlackRock) — Seeks to achieve long-term growth of capital with a secondary objective to seek reasonable current income (i.e. moderate income). On February 12, 2010, BlackRock replaced SSgA FM as an Adviser to the Portfolio.

EQ/Large Cap Growth Index Portfolio (advised by AllianceBernstein) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Growth Index.

EQ/Large Cap Growth PLUS Portfolio (advised by AXA Equitable, Marsico Capital Management, LLC, and BlackRock) — Seeks to provide long-term capital growth. On February 12, 2010, BlackRock replaced SSgA FM as an Adviser to the Portfolio.

EQ/Large Cap Value Index Portfolio (advised by SSgA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.

EQ/Large Cap Value PLUS Portfolio (advised by AllianceBernstein and AXA Equitable) — Seeks to achieve long-term growth of capital.

EQ/Lord Abbett Growth and Income Portfolio (advised by Lord Abbett & Co. LLC (“Lord Abbett”)) — Seeks to achieve capital appreciation and growth of income without excessive fluctuation in market value.

EQ/Lord Abbett Large Cap Core Portfolio (advised by Lord Abbett) — Seeks to achieve capital appreciation and growth of income with reasonable risk.

EQ/Mid Cap Index Portfolio (advised by SSgA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the S&P 400 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 400 Index.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

EQ/Mid Cap Value PLUS Portfolio (advised by AXA Equitable, Wellington Management Company, LLP, and BlackRock) — Seeks to achieve long-term capital appreciation. On February 12, 2010, BlackRock replaced SSgA FM as an Adviser to the Portfolio.

EQ/Money Market Portfolio (advised by The Dreyfus Corporation) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/Montag & Caldwell Growth Portfolio (advised by Montag & Caldwell, Inc.) — Seeks to achieve capital appreciation.

EQ/Morgan Stanley Mid Cap Growth Portfolio (formerly Van Kampen Mid Cap Growth Portfolio) (advised by MSIM) — Seeks to achieve capital growth.

EQ/Mutual Large Cap Equity Portfolio (advised by BlackRock and Franklin Mutual Advisers, LLC) — Seeks to achieve capital appreciation which may occasionally be short-term, and, secondarily, income.

EQ/Oppenheimer Global Portfolio (advised by OppenheimerFunds, Inc.) — Seeks to achieve capital appreciation.

EQ/PIMCO Ultra Short Bond Portfolio (advised by Pacific Investment Management Company, LLC) — Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

EQ/Quality Bond PLUS Portfolio (advised by AXA Equitable, AllianceBernstein and SSgA FM) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Small Company Index Portfolio (advised by AllianceBernstein) — Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000® Index.

EQ/T. Rowe Price Growth Stock Portfolio (advised by T. Rowe Price Associates, Inc.) — Seeks to achieve long-term capital appreciation and secondarily, income.

EQ/Templeton Global Equity Portfolio (advised by BlackRock and Templeton Global Advisors Limited) — Seeks to achieve long-term capital growth.

EQ/UBS Growth and Income Portfolio (advised by UBS Global Asset Management (Americas) Inc.) — Seeks to achieve total return through capital appreciation with income as a secondary consideration.

EQ/Van Kampen Comstock Portfolio (advised by Invesco Advisers, Inc.) — Seeks to achieve capital growth and income. On June 1, 2010, Invesco Advisers, Inc. replaced MSIM as an adviser to the Portfolio.

EQ/Wells Fargo Advantage Omega Growth Portfolio (formerly EQ/Evergreen Omega Portfolio) (advised by Wells Capital Management, Inc.) — Seeks to achieve long-term capital growth.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

The Portfolios are subject to the provisions of FASB Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosure” (ASC 820). This standard defines fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical

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assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2010 is included in the Portfolio of Investments.

Equity securities listed on national securities exchanges are valued at the last sale price or official closing price or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ Stock Market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities.

Options are valued at their last sale price, or if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

Corporate bonds and notes may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

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Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency notes as quoted by a pricing service as of a designated hour on the valuation date.

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee, who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees of the Trust. Such procedures may include the use of assumptions and inputs including, but not limited to, acquisition price, future cash flows, estimated risk premiums, duration and broker quotations for comparable securities. These securities and other financial instruments may be classified as Level 2 or 3 depending on the significance of the inputs that are not observable.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Portfolio’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Investments in the All Asset Allocation Portfolio are valued based on the net asset value per share of each underlying fund, as described above for securities held by such underlying funds. In addition, underlying investment companies traded on a securities exchange in the All Asset Allocation Portfolio are valued based on the official closing price or last sale on the date of valuation.

Investments in the EQ/Franklin Templeton Allocation Portfolio and the AXA Strategy Portfolios are valued based on the net asset value per share of each underlying open-end fund.

Investments in the EQ/International ETF Portfolio are valued based on the official closing price of the underlying investment companies on the date of valuation.

Investments in Exchange Traded Funds (ETFs) are valued based on last sale or offical closing price on the respective exchange.

Investments in shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. The value and percentage, based on Total Investments, of the investments that applied these procedures on June 30, 2010 are as follows:

Portfolios:	Market Value	Percentage of Total Investments
AXA Tactical Manager International-I	$96,003,920	91.3%
AXA Tactical Manager International-II	1,103,522,359	99.8
EQ/AllianceBernstein International	1,671,550,567	97.1
EQ/BlackRock International Value	1,122,714,085	86.2
EQ/Davis New York Venture	23,380,209	6.4
EQ/Franklin Core Balanced	14,836,913	1.4
EQ/GAMCO Mergers and Acquisitions	4,622,951	2.3

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Portfolios:	Market Value	Percentage of Total Investments
EQ/GAMCO Small Company Value	$23,614,027	1.6%
EQ/Global Multi-Sector Equity	945,633,181	49.7
EQ/International Core PLUS	514,068,534	55.8
EQ/International Growth	618,723,732	84.3
EQ/Mid Cap Value PLUS	19,304,855	1.1
EQ/Morgan Stanley Mid Cap Growth	57,449,233	9.3
EQ/Mutual Large Cap Equity	94,620,203	14.8
EQ/Oppenheimer Global	107,669,886	54.8
EQ/T. Rowe Price Growth Stock	13,730,509	2.5
EQ/Templeton Global Equity	243,991,907	43.4

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities are presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of

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Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required.

The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year, the Portfolios did not incur any interest or penalties. Each of the tax years in the four year period ended December 31, 2009 remain subject to examination by the Internal Revenue Service and state taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (EQ/Money Market Portfolio declares and distributes daily). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences are primarily due to differing book and tax treatments for derivative transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies, investments in Real Estate Investment Trusts, post-October losses, paydowns, mergers and affiliated fund of fund investments. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes. Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2009 and December 31, 2008, were as follows:

	Year Ended December 31, 2009				Year Ended December 31, 2008
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
All Asset Allocation	$8,835,217	$490,957	$779,742	$453,853	$8,246,414	$11,404,291	$—	$493,379
AXA Conservative Strategy	572,529	194	9,710	705	—	—	—	—
AXA Conservative Growth Strategy	883,984	1,659	—	1,356	—	—	—	—
AXA Balanced Strategy	1,452,346	5,013	—	1,604	—	—	—	—
AXA Moderate Growth Strategy	2,948,900	12,776	—	4,873	—	—	—	—
AXA Growth Strategy	2,200,164	8,654	—	8,522	—	—	—	—
AXA Tactical Manager 500-I	344,878	—	1,767,195	2,345,334	—	—	—	—
AXA Tactical Manager 500-II	15,271,875	—	64,582,497	61,398,933	—	—	—	—

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

	Year Ended December 31, 2009				Year Ended December 31, 2008
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Tactical Manager 400-I	$—	$—	$202,580	$258,161	$—	$—	$—	$—
AXA Tactical Manager 400-II	2,243,188	—	11,855,620	18,119,185	—	—	—	—
AXA Tactical Manager 2000-I	19,166	—	495,237	574,549	—	—	—	—
AXA Tactical Manager 2000-II	810,615	—	13,503,475	16,295,882	—	—	—	—
AXA Tactical Manager International-I	502,510	38,222	1,082,137	10,813	—	—	—	—
AXA Tactical Manager International-II	1,800,764	—	11,160,806	—	—	—	—	—
EQ/Franklin Templeton Allocation	29,155,022	—	—	—	53,197,399	2,156	—	—
EQ/International ETF†	36,571,469	—	191,930	—	1,265,032	3,941	—	—
EQ/AllianceBernstein International	47,659,488	—	1,555,693	—	72,661,663	44,047,591	529,313	—
EQ/AllianceBernstein Small Cap Growth	1,134,130	—	—	—	1,497,883	—	61,931	—
EQ/AXA Franklin Small Cap Value Core	3,507,163	—	87,985	—	4,425,841	—	81,202	—
EQ/BlackRock Basic Value Equity	40,896,455	—	—	—	70,861,791	17,653,339	2,516,793	—
EQ/BlackRock International Value	28,873,094	—	1,709,381	—	86,330,214	26,258,283	622,944	—
EQ/Boston Advisors Equity Income	18,821,030	—	730,413	—	15,622,546	4,521,030	—	—
EQ/Calvert Socially Responsible	161,981	—	35,180	—	246,900	1,147,113	25,857	—
EQ/Capital Guardian Growth	1,025,617	—	74,611	—	716,507	—	17,216	—
EQ/Capital Guardian Research	12,119,461	—	108,209	—	14,237,767	26,103,370	—	—
EQ/Common Stock Index	84,112,469	—	170,197	—	110,787,435	—	551,290	—
EQ/Core Bond Index	104,931,740	—	1,806,449	—	58,833,813	—	1,859,725	—
EQ/Davis New York Venture	5,709,092	—	488,467	—	8,661,633	—	—	—
EQ/Equity 500 Index	49,670,956	6,736,224	42,239	—	58,377,323	26,593,407	200,397	6,940,256
EQ/Equity Growth PLUS†	14,775,858	—	1,028,956	—	24,507,149	35,588,975	—	—
EQ/Franklin Core Balanced	58,733,926	—	468,605	—	70,447,974	—	183,962	—
EQ/GAMCO Mergers and Acquisitions	820,699	—	—	—	6,481,565	722,437	819,431	—
EQ/GAMCO Small Company Value	5,578,536	—	—	—	12,031,352	46,018,585	7,487	—
EQ/Global Bond PLUS	12,191,418	—	—	—	174,851,056	—	12,179,094	—

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

	Year Ended December 31, 2009				Year Ended December 31, 2008
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
EQ/Global Multi-Sector Equity	$27,031,467	$—	$630,077	$—	$60,464,379	$92,286,277	$806,534	$—
EQ/Intermediate Government Bond Index	21,802,343	—	—	—	25,944,059	—	—	—
EQ/International Core PLUS†	35,829,925	—	709,956	—	51,663,682	17,275,993	—	—
EQ/International Growth	8,295,584	—	301,897	—	4,739,573	5,467,695	109,236	—
EQ/JPMorgan Value Opportunities	4,680,678	—	91,246	—	7,886,573	4,675,722	66,215	—
EQ/Large Cap Core PLUS	24,416,756	—	684,723	—	9,315,278	—	—	—
EQ/Large Cap Growth Index	22,575,273	—	1,275,634	—	882,091	—	84,593	—
EQ/Large Cap Growth PLUS	20,349,706	—	362,570	—	9,860,857	—	519,336	—
EQ/Large Cap Value Index	9,644,948	—	—	—	2,141,586	4,037,210	6,502	—
EQ/Large Cap Value PLUS	81,932,243	—	—	—	126,056,375	—	161,862	—
EQ/Lord Abbett Growth and Income	1,130,028	—	61,048	—	2,881,235	475,188	—	—
EQ/Lord Abbett Large Cap Core	1,067,538	—	136,922	—	1,532,513	477,657	—	—
EQ/Mid Cap Index	11,188,684	—	197,144	—	12,059,010	13,760,762	15,640	—
EQ/Mid Cap Value PLUS	18,513,522	—	1,133,614	—	18,189,525	—	—	—
EQ/Money Market	2,600,701	—	—	—	52,627,897	—	—	—
EQ/Montag & Caldwell Growth	1,288,527	—	12,452	—	776,690	—	—	—
EQ/Morgan Stanley Mid Cap Growth	—	—	—	—	—	—	—	—
EQ/Mutual Large Cap Equity	2,370,954	—	1,668,849	—	29,773,146	—	—	—
EQ/Oppenheimer Global	939,385	—	169,354	—	1,824,008	165,241	—	—
EQ/PIMCO Ultra Short Bond	35,084,594	700,516	229,618	—	165,032,969	11,633,576	5,612,569	698,716
EQ/Quality Bond PLUS	104,111,881	—	—	—	76,578,291	—	8,522,832	—
EQ/Small Company Index^	8,752,980	—	—	—	7,695,453	66,544,034	278,726	—
EQ/T. Rowe Price Growth Stock	15,251	—	16,587	—	19,988	104,209	15,143	—
EQ/Templeton Global Equity	10,468,751	—	160,681	—	12,523,730	—	—	—
EQ/UBS Growth and Income	1,007,734	—	—	—	2,005,490	—	—	—
EQ/Van Kampen Comstock	3,069,498	—	193,059	—	5,593,660	2,143,340	98,127	—
EQ/Wells Fargo Advantage Omega Growth†	481,534	—	53,444	—	1,016,136	3,166,794	—	—

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

^	Additionally, the following Portfolio had a Return of Capital during the year ended December 31, 2009:

Portfolio:	Return of Capital
EQ/Small Company Index	$804,527

†	Additionally, the following Portfolios had a Return of Capital during the year ended December 31, 2008:

Portfolios:	Return of Capital
EQ/International ETF	$1,013,614
EQ/Equity Growth PLUS	4,488,097
EQ/International Core PLUS	3,067,572
EQ/Wells Fargo Advantage Omega Growth	131,371

Fees Paid Indirectly:

For all Portfolios, the Trustees have approved the payment of certain Trust expenses using brokerage recapture arrangements. These payments are reflected in the Statements of Operations. For the six months ended June 30, 2010, certain Portfolios reduced expenses under these arrangements as follows:

Portfolios:	Amount
EQ/AllianceBernstein Small Cap Growth	$24,092
EQ/BlackRock Basic Value Equity	20,620
EQ/Capital Guardian Growth	18,469
EQ/Capital Guardian Research	12,448
EQ/Davis New York Venture	8,645
EQ/Equity Growth PLUS	11,966
EQ/GAMCO Mergers and Acquisitions	9,121
EQ/GAMCO Small Company Value	48,073
EQ/International Core PLUS	9,731
EQ/Large Cap Core PLUS	9,063
EQ/Large Cap Growth PLUS	4,247
EQ/Large Cap Value Index	11,917
EQ/Large Cap Value PLUS	93,239
EQ/Lord Abbett Growth and Income	10,559
EQ/Lord Abbett Large Cap Core	6,419
EQ/Mid Cap Index	8,217
EQ/Mid Cap Value PLUS	22,773
EQ/Montag & Caldwell Growth	39,324
EQ/Morgan Stanley Mid Cap Growth	17,150
EQ/UBS Growth and Income	14,643
EQ/Van Kampen Comstock	13,528
EQ/Wells Fargo Advantage Omega Growth	16,626

Securities Lending:

For all Portfolios (excluding Allocation Portfolios), the Trustees have approved the lending of portfolio securities, through JPMorgan Chase Bank N.A. (“JPMorgan Chase”), acting as lending agent. By lending investment securities, a Portfolio attempts to increase its net investment income through the return on the investment of cash collateral received on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned (or dividends declared during the term of the loan) would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of a Portfolio’s securities will generally be

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan Chase will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan Chase invests the cash collateral on behalf of the Portfolios and retains a portion of the investment return. The net amount earned by lending investment securities is included in the Statements of Operations as securities lending income. None of the Portfolios had loans outstanding at June 30, 2010.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Portfolio’s financial statements. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Accounting for Derivative Instruments:

The Portfolios are subject to the provisions of ASC 815, “Derivatives and Hedging: Overall” (“ASC 815”). ASC 815 requires disclosures about Portfolios’ derivative and hedging activities. Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade. With respect to EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Bond PLUS Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, EQ/Templeton Global Equity Portfolio and the Tactical Portfolios, the Manager may also utilize futures and options to manage equity exposure.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Market and Credit Risk:

Written options, futures contracts, forward commitments and forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts and over-the-counter options are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2	Management of the Trust

The Trust has entered into three separate investment management agreements (the “Management Agreements”) with AXA Equitable (the “Manager”). With the exception of the All Asset Allocation Portfolio, EQ/Franklin Templeton Allocation Portfolio, EQ/International ETF Portfolio, and the AXA Strategy Portfolios, the Management Agreements state that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Portfolio’s assets; (ii) select and contract with the Advisers to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Advisers’ investment programs and results; (iv) oversee compliance by the Trust with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. With respect to the Management Agreements for the All Asset Allocation Portfolio, EQ/Franklin Templeton Allocation Portfolio, EQ/International ETF Portfolio, and the AXA Strategy Portfolios, the Management Agreements provide that the Manager will: (i) provide investment management and advisory services; (ii) render investment advice concerning the Underlying Portfolios and Underlying ETFs, as applicable, in which to invest and the appropriate allocations for each Portfolio; (iii) monitor the investment programs and results; (iv) apprise the Trust of developments materially affecting the Portfolios; (v) oversee compliance by the Portfolio with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. For the six months ended June 30, 2010, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
All Asset Allocation	0.100% of average daily net assets
AXA Conservative Strategy	0.100% of average daily net assets
AXA Conservative Growth Strategy	0.100% of average daily net assets
AXA Balanced Strategy	0.100% of average daily net assets
AXA Moderate Growth Strategy	0.100% of average daily net assets
AXA Growth Strategy	0.100% of average daily net assets
EQ/Franklin Templeton Allocation	0.050% of average daily net assets
EQ/International ETF	0.400% of average daily net assets
AXA Tactical Manager 500 - I	0.450% of average daily net assets
AXA Tactical Manager 500 - II	0.450% of average daily net assets
AXA Tactical Manager 500 - III	0.450% of average daily net assets
AXA Tactical Manager 400 - I	0.450% of average daily net assets
AXA Tactical Manager 400 - II	0.450% of average daily net assets

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

Portfolios:	Management Fee
AXA Tactical Manager 400 - III	0.450% of average daily net assets
AXA Tactical Manager 2000 - I	0.450% of average daily net assets
AXA Tactical Manager 2000 - II	0.450% of average daily net assets
AXA Tactical Manager 2000 - III	0.450% of average daily net assets
AXA Tactical Manager International - I	0.450% of average daily net assets
AXA Tactical Manager International - II	0.450% of average daily net assets
AXA Tactical Manager International - III	0.450% of average daily net assets
EQ/Common Stock Index	0.350% of average daily net assets
EQ/Core Bond Index	0.350% of average daily net assets
EQ/Equity 500 Index	0.250% of average daily net assets
EQ/Intermediate Government Bond Index	0.350% of average daily net assets
EQ/Large Cap Growth Index	0.350% of average daily net assets
EQ/Large Cap Value Index	0.350% of average daily net assets
EQ/Mid Cap Index	0.350% of average daily net assets
EQ/Small Company Index	0.250% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $400 Million	Next $400 Million	Thereafter
EQ/GAMCO Small Company Value	0.800%	0.750%	0.700%
EQ/T. Rowe Price Growth Stock	0.800%	0.750%	0.700%

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Money Market	0.350%	0.325%	0.280%	0.270%	0.250%
EQ/PIMCO Ultra Short Bond	0.500%	0.475%	0.450%	0.430%	0.420%

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/AllianceBernstein International	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/AllianceBernstein Small Cap Growth	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/AXA Franklin Small Cap Value Core	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/BlackRock Basic Value Equity	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/BlackRock International Value	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Boston Advisors Equity Income	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Calvert Socially Responsible	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Capital Guardian Growth	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Capital Guardian Research	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Davis New York Venture	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/Franklin Core Balanced	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/GAMCO Mergers and Acquisitions	0.900%	0.850%	0.825%	0.800%	0.775%
EQ/Global Multi-Sector Equity	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/International Growth	0.850%	0.800%	0.775%	0.750%	0.725%
EQ/JPMorgan Value Opportunities	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Lord Abbett Growth & Income	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Lord Abbett Large Cap Core	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Montag & Caldwell Growth	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Morgan Stanley Mid Cap Growth	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Mutual Large Cap Equity	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Oppenheimer Global	0.950%	0.900%	0.875%	0.850%	0.825%
EQ/Templeton Global Equity	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/UBS Growth and Income	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/Van Kampen Comstock	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Wells Fargo Advantage Omega Growth	0.650%	0.600%	0.575%	0.550%	0.525%

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Equity Growth PLUS	0.500%	0.450%	0.425%	0.400%	0.375%
EQ/International Core PLUS	0.600%	0.550%	0.525%	0.500%	0.475%
EQ/Large Cap Core PLUS	0.500%	0.450%	0.425%	0.400%	0.375%
EQ/Large Cap Growth PLUS	0.500%	0.450%	0.425%	0.400%	0.375%
EQ/Large Cap Value PLUS	0.500%	0.450%	0.425%	0.400%	0.375%
EQ/Mid Cap Value PLUS	0.550%	0.500%	0.475%	0.450%	0.425%

	(as a percentage of average daily net assets)
Portfolios:	First $4 Billion	Next $4 Billion	Thereafter
EQ/Global Bond PLUS	0.550%	0.530%	0.510%
EQ/Quality Bond PLUS	0.400%	0.380%	0.360%

On behalf of the Trust, with the exception of the All Asset Allocation Portfolio, EQ/Franklin Templeton Allocation Portfolio, EQ/International ETF Portfolio, and the AXA Strategy Portfolios, the Manager has entered into an investment advisory agreement (“Advisory Agreements”) with each of the Advisers for the Trust’s Portfolios. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3	Administrative Fees

AXA Equitable serves as Administrator to the Trust. As Administrator, AXA Equitable provides the Trust with necessary administrative, fund accounting, and compliance services. AXA Equitable may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays AXA Equitable an annual fee payable monthly as follows:

Each Multiadviser Portfolio pays an annual rate of $35,000 for each Multiadviser Portfolio and for each portion of the Multiadviser Portfolio for which separate administrative services are provided, (i.e., each adviser in the multi-advised structure) plus 0.15% of the Multiadviser Portfolio’s average daily net assets.

The All Asset Allocation Portfolio, EQ/Franklin Templeton Allocation Portfolio, AXA Strategy Portfolios, and Tactical Portfolios each pay an annual rate of 0.15% of average daily net assets plus a fixed charge of $35,000.

For all other Portfolios:

Fixed Charge

$30,000 for each Portfolio.

Total Trust Average Daily Net Asset Charge*

0.12% on the first $3.0 billion

0.11% on the next $3.0 billion

0.105% on the next $4.0 billion

0.10% on the next $20.0 billion

0.0975% in excess of $30.0 billion

*	With the exception of the All Asset Allocation Portfolio, EQ/Franklin Templeton Allocation Portfolio, AXA Strategy Portfolios, the Tactical Portfolios and the Multiadviser Portfolios.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

Pursuant to a sub-administration arrangement with AXA Equitable, JPMorgan Investor Services Co. (“Sub-administrator”) provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4	Custody Fees

The Trust has entered into a Custody Agreement with JPMorgan Chase. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPMorgan Chase serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan Chase, JPMorgan Chase maintains and deposits in separate accounts, cash, securities and other assets of the Portfolios. JPMorgan Chase is also required, upon the order of the Trust, to deliver securities held by JPMorgan Chase, and to make payments for securities purchased by the Trust. JPMorgan Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

At June 30, 2010, the AXA Tactical Manager International Portfolio-II maintained foreign currency balances of approximately $1,004,967,526 with its custodian, JPMorgan Chase. The Portfolio may be subject to credit risk with regard to these balances should this financial institution be unable to fulfill its obligations. The Portfolio has not experienced any losses related to the risk described in this paragraph and seeks to mitigate such risk by monitoring the creditworthiness of its custodian.

Note 5	Distribution Plans

The Trust has entered into distribution agreements with AXA Advisors, LLC and AXA Distributors, LLC, both indirect wholly-owned subsidiaries of AXA Equitable (collectively, the “Distributors”), pursuant to which the Distributors serve as the principal underwriters of the Class IA and Class IB shares of the Trust. Class IB shares are subject to distribution fees imposed pursuant to a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average net assets attributable to the Trust’s Class IB shares. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IB shares. This limitation will be in effect at least until April 30, 2011. The Trust’s Class IA shares are not subject to such fees.

Note 6	Expense Limitation

The Manager has contractually agreed to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which a Portfolio invests and extraordinary expenses) through April 30, 2011 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of such Portfolios’ Class IA Shares (Class IB shares would be 0.25% higher due to the annual fee under the Trust’s Class IB Distribution Plan) are limited to:

0.10% of average daily net assets of the

All Asset Allocation Portfolio

0.15% of average daily net assets of the

EQ/Franklin Templeton Allocation Portfolio

0.55% of average daily net assets of the

EQ/International ETF Portfolio

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

0.70% of average daily net assets of the

AXA Tactical Manager 400 Portfolio - I

AXA Tactical Manager 400 Portfolio - II

AXA Tactical Manager 400 Portfolio - III

AXA Tactical Manager 500 Portfolio - I

AXA Tactical Manager 500 Portfolio - II

AXA Tactical Manager 500 Portfolio - III

AXA Tactical Manager 2000 Portfolio - I

AXA Tactical Manager 2000 Portfolio - II

AXA Tactical Manager 2000 Portfolio - III

AXA Tactical Manager International Portfolio - I

AXA Tactical Manager International Portfolio - II

AXA Tactical Manager International Portfolio - III

EQ/Capital Guardian Growth Portfolio

EQ/PIMCO Ultra Short Bond Portfolio

0.72% of average daily net assets of the

EQ/Capital Guardian Research Portfolio

0.75% of average daily net assets of the

EQ/Equity Growth PLUS Portfolio

EQ/JPMorgan Value Opportunities Portfolio

EQ/Large Cap Core PLUS Portfolio

EQ/Large Cap Growth PLUS Portfolio

EQ/Large Cap Value PLUS Portfolio

EQ/Lord Abbett Growth and Income Portfolio

EQ/Lord Abbett Large Cap Core Portfolio

EQ/Van Kampen Comstock Portfolio

0.80% of average daily net assets of the

EQ/Boston Advisors Equity Income Portfolio

EQ/Mid Cap Value PLUS Portfolio

EQ/UBS Growth and Income Portfolio

0.85% of average daily net assets of the

EQ/International Core PLUS Portfolio

EQ/Morgan Stanley Mid Cap Growth Portfolio

0.90% of average daily net assets of the

EQ/AllianceBernstein International Portfolio

EQ/Calvert Socially Responsible Portfolio

EQ/Wells Fargo Advantage Omega Growth Portfolio

0.95% of average daily net assets of the

EQ/Montag & Caldwell Growth Portfolio

EQ/T. Rowe Price Growth Stock Portfolio

1.05% of average daily net assets of the

EQ/AXA Franklin Small Cap Value Core Portfolio

EQ/BlackRock International Value Portfolio

EQ/Franklin Core Balanced Portfolio

EQ/Mutual Large Cap Equity Portfolio

1.10% of average daily net assets of the

EQ/Oppenheimer Global Portfolio

EQ/Templeton Global Equity Portfolio

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust’s Class IB Distribution Plan) for each AXA Strategic Portfolio (that includes the Underlying Portfolios fees and expenses) are limited to:

Portfolios
AXA Conservative Strategy Portfolio	0.70%
AXA Conservative Growth Strategy Portfolio	0.75%
AXA Balanced Strategy Portfolio	0.80%
AXA Moderate Growth Strategy Portfolio	0.85%
AXA Growth Strategy Portfolio	0.85%

The Manager first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. Each Portfolio may at a later date reimburse to the Manager the management fees waived or other expenses assumed and paid for by the Manager pursuant to the Expense Limitation Agreement within the prior three fiscal years, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Trust’s Board of Trustees. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by the Manager. During the six months ended June 30, 2010, the Manager received a total of $2,955,751 in reimbursement for all of the Portfolios within the Trust. At June 30, 2010, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

	Amount Eligible through				Total Eligible for Reimbursement
Portfolios:	2010	2011	2012	2013
All Asset Allocation	$478,976	$805,935	$764,929	$357,596	$2,407,436
AXA Conservative Strategy	—	—	102,478	79,793	182,271
AXA Conservative Growth Strategy	—	—	105,685	95,469	201,154
AXA Balanced Strategy	—	—	109,332	100,993	210,325
AXA Moderate Growth Strategy	—	—	112,827	100,622	213,449
AXA Growth Strategy	—	—	124,080	127,891	251,971
EQ/Franklin Templeton Allocation	673,044	2,549,322	1,559,251	509,778	5,291,395
EQ/International ETF	54,277	132,765	996,480	26,783	1,210,305
AXA Tactical Manager 400-I	—	—	95,224	53,823	149,047
AXA Tactical Manager 2000-I	—	—	109,804	68,112	177,916
AXA Tactical Manager International-I	—	—	138,926	56,362	195,288
EQ/AllianceBernstein International	685,737	1,300,439	389,647	—	2,375,823
EQ/BlackRock International Value	—	131,170	231,828	—	362,998
EQ/Boston Advisors Equity Income	214,810	485,866	650,669	296,084	1,647,429
EQ/Calvert Socially Responsible	32,797	67,450	12,819	—	113,066
EQ/Capital Guardian Growth	216,947	402,947	340,788	152,861	1,113,543
EQ/Capital Guardian Research	585,002	1,020,301	741,349	294,909	2,641,561
EQ/Equity Growth PLUS	1,712,515	3,059,223	714,365	—	5,486,103
EQ/International Core PLUS	—	290,881	184,764	—	475,645
EQ/JPMorgan
Value Opportunities	122,994	224,884	44,857	—	392,735
EQ/Large Cap Core PLUS	66,462	326,213	—	—	392,675
EQ/Lord Abbett Growth and Income	77,099	192,645	113,211	49,195	432,150
EQ/Lord Abbett Large
Cap Core	43,853	124,755	130,954	53,693	353,255

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

	Amount Eligible through				Total Eligible for Reimbursement
Portfolios:	2010	2011	2012	2013
EQ/Mid Cap Value PLUS	$—	$21,868	$—	$—	$21,868
EQ/Montag & Caldwell Growth	—	2,356	—	—	2,356
EQ/Morgan Stanley Mid Cap Growth	84,679	248,140	68,602	—	401,421
EQ/Oppenheimer Global	309,948	378,206	66,816	8,087	763,057
EQ/T. Rowe Price Growth Stock	78,735	214,597	70,834	—	364,166
EQ/UBS Growth and Income	127,422	233,523	174,725	76,026	611,696
EQ/Van Kampen Comstock	85,521	184,465	138,304	74,732	483,022

During the six months ended June 30, 2010, the Manager voluntarily waived $458,756 of Investment Management fees for the EQ/Money Market Portfolio. This waiver can be eliminated at any time and is not eligible for recoupment.

During the six months ended June 30, 2010, the Distributor voluntarily waived $1,443,434 of Distribution fees for the EQ/Money Market Portfolio Class IB shares. This waiver can be eliminated at any time and is not eligible for recoupment.

During the six months ended June 30, 2010, BlackRock reimbursed certain Portfolios $1,255,910 of Investment Management fees from the BlackRock TempFund, which is an underlying investment in these Portfolios. This reimbursement is not eligible for recoupment.

Portfolios:	Reimbursement Amount
AXA Tactical Manager 500-I	$39,900
AXA Tactical Manager 500-II	711,271
AXA Tactical Manager 400-I	3,226
AXA Tactical Manager 400-II	164,754
AXA Tactical Manager 2000-I	14,537
AXA Tactical Manager 2000-II	127,170
AXA Tactical Manager International-I	3,460
AXA Tactical Manager International-II	50,622
EQ/AXA Franklin Small Cap Value Core	5,164
EQ/Equity Growth PLUS	23,163
EQ/Franklin Core Balanced	6,794
EQ/Global Multi-Sector Equity	27,973
EQ/International Core PLUS	11,222
EQ/Large Cap Core PLUS	7,500
EQ/Large Cap Growth PLUS	20,440
EQ/Mid Cap Value PLUS	22,053
EQ/Mutual Large Cap Equity	9,626
EQ/Templeton Global Equity	7,035

The All Asset Allocation Portfolio invests in shares of other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable and exchange traded securities of other investment companies (“Underlying ETFs”). Therefore, the All Asset Allocation Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the Underlying ETFs and the investment return of the All Asset Allocation Portfolio is reduced by each Underlying Portfolio’s and each Underlying ETF’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with the All Asset Allocation Portfolio’s investments in Underlying Portfolios and Underlying ETFs is:

Portfolio:	Range of Expenses
All Asset Allocation	0.55% to 0.80%

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

Thus, the net expense ratio of the Class IA shares and Class IB shares of the All Asset Allocation Portfolio, including the All Asset Allocation Portfolio’s direct and indirect expenses, would range from:

Portfolio:	Class IA	Class IB
All Asset Allocation	0.65% to 0.90%	0.90% to 1.15%

Absent the Expense Limitation Agreement of the All Asset Allocation Portfolio, the total expense ratio of the Class IA shares and Class IB shares of the All Asset Allocation Portfolio would range from:

Portfolio:	Class IA	Class IB
All Asset Allocation	0.92% to 1.17%	1.17% to 1.42%

The AXA Strategy Portfolios invest in shares of Underlying Portfolios. Therefore, each of the AXA Strategy Portfolios, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each of the AXA Strategy Portfolios are indirectly reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with each of the AXA Strategy Portfolios’ investments in Underlying Portfolios is:

Portfolios:	Range of Expenses
AXA Conservative Strategy	0.40% to 0.65%
AXA Conservative Growth Strategy	0.40% to 0.65%
AXA Balanced Strategy	0.45% to 0.70%
AXA Moderate Growth Strategy	0.45% to 0.70%
AXA Growth Strategy	0.50% to 0.75%

Thus, the net expense ratio of the Class IA and Class IB shares of each of the AXA Strategy Portfolios, including the AXA Strategy Portfolios’ direct and indirect expenses, would range from:

Portfolios:	Class IA	Class IB
AXA Conservative Strategy*	N/A	0.95%
AXA Conservative Growth Strategy*	N/A	1.00%
AXA Balanced Strategy*	0.80%	1.05%
AXA Moderate Growth Strategy*	N/A	1.10%
AXA Growth Strategy*	0.85%	1.10%

*	Expenses limited to an expense cap which is inclusive of the Underlying Portfolios’ fees and expenses.

Absent the Expense Limitation Agreement of the AXA Strategy Portfolios, the total expense ratio of the Class IA and Class IB shares of the AXA Strategy Portfolios would range from:

Portfolios:	Class IA	Class IB
AXA Conservative Strategy	N/A	1.10% to 1.35%
AXA Conservative Growth Strategy	N/A	1.03% to 1.28%
AXA Balanced Strategy	0.79% to 1.04%	1.04% to 1.29%
AXA Moderate Growth Strategy	N/A	0.99% to 1.24%
AXA Growth Strategy	0.81% to 1.06%	1.06% to 1.31%

The EQ/Franklin Templeton Allocation Portfolio invests exclusively in shares of Underlying Portfolios managed by AXA Equitable. Therefore, the EQ/Franklin Templeton Allocation Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of the EQ/Franklin

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

Templeton Allocation Portfolio is reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with the EQ/Franklin Templeton Allocation Portfolio’s investments in Underlying Portfolios is:

Portfolio:	Range of Expenses
EQ/Franklin Templeton Allocation	0.75% to 1.00%

Thus, the net expense ratio of the Class IA shares and Class IB shares of the EQ/Franklin Templeton Allocation Portfolio, including the EQ/Franklin Templeton Allocation Portfolio’s direct and indirect expenses, would range from:

Portfolio:	Class IA	Class IB
EQ/Franklin Templeton Allocation	0.90% to 1.15%	1.15% to 1.40%

Absent the Expense Limitation Agreement of the EQ/Franklin Templeton Allocation Portfolio, the total expense ratio of the Class IA shares and Class IB shares of the EQ/Franklin Templeton Allocation Portfolio would range from:

Portfolio:	Class IA	Class IB
EQ/Franklin Templeton Allocation	0.97% to 1.22%	1.22% to 1.47%

Note 7	Percentage of Ownership by Affiliates

At June 30, 2010, AXA Equitable held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
All Asset Allocation	—	%#
AXA Conservative Strategy	0.12
AXA Conservative Growth Strategy	0.07
AXA Balanced Strategy	0.04
AXA Moderate Growth Strategy	0.01
AXA Growth Strategy	0.03
EQ/Franklin Templeton Allocation	0.01
EQ/International ETF	0.62
AXA Tactical Manager 500-I	0.04
AXA Tactical Manager 400-I	0.71
AXA Tactical Manager 2000-I	0.12
AXA Tactical Manager International-I	0.13
EQ/AllianceBernstein International	0.02
EQ/AllianceBernstein Small Cap Growth	0.01
EQ/AXA Franklin Small Cap Value Core	0.03
EQ/BlackRock Basic Value	0.01
EQ/BlackRock International Equity	0.01
EQ/Boston Advisors Equity Income	0.01
EQ/Calvert Socially Responsible	0.34
EQ/Capital Guardian Growth	0.03
EQ/Capital Guardian Research	0.02
EQ/Common Stock Index	0.12
EQ/Core Bond Index	—	#
EQ/Davis New York Venture	0.03
EQ/Equity 500 Index	0.01
EQ/Equity Growth PLUS	0.01
EQ/Franklin Core Balanced	0.02

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

Portfolios:	Percentage of Ownership
EQ/GAMCO Mergers and Acquisitions	0.05%
EQ/GAMCO Small Company Value	0.01
EQ/Global Bond PLUS	0.01
EQ/Global Multi-Sector Equity	0.01
EQ/Intermediate Government Bond Index	0.01
EQ/International Core PLUS	—	#
EQ/International Growth	0.02
EQ/JPMorgan Value Opportunities	0.03
EQ/Large Cap Core PLUS	0.02
EQ/Large Cap Growth Index	0.01
EQ/Large Cap Growth PLUS	0.01
EQ/Large Cap Value Index	1.28
EQ/Large Cap Value PLUS	0.01
EQ/Lord Abbett Growth & Income	0.01
EQ/Lord Abbett Large Cap Core	0.07
EQ/Mid Cap Index	—	#
EQ/Mid Cap Value PLUS	0.03
EQ/Money Market	0.07
EQ/Montag & Caldwell Growth	—	#
EQ/Morgan Stanley Mid Cap Growth	—	#
EQ/Mutual Large Cap Equity	0.03
EQ/Oppenheimer Global	0.07
EQ/PIMCO Ultra Short Bond	0.01
EQ/Quality Bond PLUS	0.01
EQ/Small Company Index	0.02
EQ/T. Rowe Price Growth Stock	0.01
EQ/Templeton Global Equity	—	#
EQ/UBS Growth and Income	0.02
EQ/Van Kampen Comstock	0.01
EQ/Wells Fargo Advantage Omega Growth	0.01

#	Percentage of ownership is less than 0.005%.

Shares of some of the Portfolios are held by the All Asset Allocation Portfolio, EQ/Franklin Templeton Allocation Portfolio, AXA Strategy Portfolios, and the AXA Allocation Portfolios and Target Allocation Portfolios of the AXA Premier VIP Trust, an entity also advised by AXA Equitable. The following tables represent the percentage of ownership that the All Asset Allocation Portfolio, the EQ/ Franklin Templeton Allocation Portfolio, each AXA Strategy Portfolio, and each AXA Allocation Portfolio and Target Allocation Portfolio has in each respective underlying investment company’s net assets as of June 30, 2010.

	All Asset Allocation	EQ/Franklin Templeton Allocation
EQ/AXA Franklin Small Cap Value Core Portfolio	0.83%	—%
EQ/BlackRock Basic Value Equity Portfolio	0.68	—
EQ/BlackRock International Value Portfolio	0.40	—
EQ/Boston Advisors Equity Income Portfolio	0.55	—
EQ/Core Bond Index Portfolio	0.09	—
EQ/Davis New York Venture Portfolio	2.56	—
EQ/Equity Growth PLUS	0.19	—
EQ/Franklin Core Balanced Portfolio	—	41.86
EQ/GAMCO Mergers and Acquisitions Portfolio	4.47	—

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

	All Asset Allocation	EQ/Franklin Templeton Allocation
EQ/GAMCO Small Company Value Portfolio	0.79%	—%
EQ/Global Bond PLUS Portfolio	1.15	—
EQ/Global Multi-Sector Equity Portfolio	0.49	—
EQ/Intermediate Government Bond Index Portfolio	0.15	—
EQ/International Core PLUS Portfolio	1.21	—
EQ/International Growth Portfolio	0.50	—
EQ/Large Cap Core Plus Portfolio	2.03	—
EQ/Large Cap Growth Index Portfolio	—	—
EQ/Large Cap Growth Plus Portfolio	1.10	—
EQ/Large Cap Value Plus Portfolio	0.32	—
EQ/Mutual Large Cap Equity Portfolio	—	63.38
EQ/Quality Bond Plus Portfolio	0.06	—
EQ/Small Company Index Portfolio	0.06	—
EQ/Templeton Global Equity Portfolio	—	65.94
Multimanager Core Bond Portfolio	0.19	—
Multimanager International Equity Portfolio	0.37	—
Multimanager Large Cap Core Equity Portfolio	0.66	—
Multimanager Large Cap Value Portfolio	0.38	—
Multimanager Mid Cap Growth Portfolio	0.36	—
Multimanager Mid Cap Value Portfolio	0.54	—
Multimanager Small Cap Growth Portfolio	1.22	—
Multimanager Small Cap Value Portfolio	0.11	—

	AXA Conservative Strategy	AXA Conservative Growth Strategy	AXA Balanced Strategy	AXA Moderate Growth Strategy	AXA Growth Strategy
AXA Tactical Manager 500 Portfolio-I	2.02%	6.58%	14.89%	43.02%	30.02%
AXA Tactical Manager 400 Portfolio-I	1.91	6.87	12.67	34.96	25.55
AXA Tactical Manager 2000 Portfolio-I	1.90	6.62	14.68	42.48	31.54
AXA Tactical Manager International Portfolio-I	1.88	6.38	14.20	40.06	28.91
EQ/Core Bond Index Portfolio	1.18	1.51	2.22	4.24	1.97
EQ/Intermediate Government Bond Index Portfolio	0.57	0.74	1.09	2.11	0.99

	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/International ETF Portfolio	1.33%	4.13%	28.77%	40.51%	11.67%
AXA Tactical Manager 500 Portfolio-II	0.08	3.54	29.31	45.82	21.23
AXA Tactical Manager 400 Portfolio-II	2.22	4.70	32.60	48.05	12.42
AXA Tactical Manager 2000 Portfolio-II	3.40	4.92	28.77	45.42	17.49
AXA Tactical Manager International Portfolio-II	1.93	4.25	32.27	46.07	15.47
EQ/AllianceBernstein International Portfolio	0.22	0.55	3.77	7.06	3.28
EQ/AllianceBernstein Small Cap Growth Portfolio	0.14	0.67	7.31	14.48	5.93
EQ/AXA Franklin Small Cap Value Core Portfolio	—	3.59	23.85	27.28	11.04

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/BlackRock Basic Value Equity Portfolio	0.82%	1.13%	6.58%	10.03%	3.79%
EQ/BlackRock International Value Portfolio	0.34	0.92	5.87	10.97	5.52
EQ/Boston Advisors Equity Income Portfolio	1.34	3.90	18.12	24.80	7.09
EQ/Core Bond Index Portfolio	8.34	5.72	23.31	20.15	2.21
EQ/GAMCO Small Company Value Portfolio	0.23	0.76	4.75	5.45	4.57
EQ/Global Bond PLUS Portfolio	10.97	8.64	35.00	—	—
EQ/Global Multi-Sector Equity Portfolio	0.48	0.94	7.72	8.56	2.94
EQ/Intermediate Government Bond Index Portfolio	6.31	4.32	22.22	19.58	1.26
EQ/International Core PLUS Portfolio	0.66	1.36	10.12	12.45	3.14
EQ/International Growth Portfolio	0.66	1.59	11.01	21.55	10.18
EQ/Large Cap Core Plus Portfolio	2.70	3.71	22.01	28.93	11.01
EQ/Large Cap Growth Index Portfolio	1.60	2.59	13.10	23.24	8.84
EQ/Large Cap Growth Plus Portfolio	2.16	2.70	16.40	24.41	9.58
EQ/Large Cap Value Plus Portfolio	1.09	2.46	26.27	35.06	16.45
EQ/Mid Cap Index Portfolio	—	0.60	2.12	2.12	2.27
EQ/PIMCO Ultra Short Bond Portfolio	5.12	3.60	17.86	10.40	0.84
EQ/Quality Bond Plus Portfolio	11.16	6.95	30.34	21.55	1.67
EQ/Small Company Index Portfolio	—	0.40	4.16	3.61	0.59

	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation
EQ/International ETF Portfolio	3.71%	4.64%	2.82%	1.60%
EQ/Core Bond Index Portfolio	0.32	0.18	0.04	0.00
EQ/Equity 500 Index Portfolio	0.61	0.93	0.62	0.37
EQ/Global Bond PLUS Portfolio	0.22	0.11	0.03	0.00
EQ/Global Multi-Sector Equity Portfolio	0.49	0.54	0.34	0.18
EQ/Quality Bond Plus Portfolio	0.03	0.02	0.01	0.00
EQ/Small Company Index Portfolio	0.57	0.77	0.55	0.28

Note 8	Substitution and Reorganization Transactions

After the close of business September 11, 2009, EQ/Mid Cap Value PLUS Portfolio acquired the net assets of the EQ/Ariel Appreciation II Portfolio, the EQ/Lord Abbett Mid Cap Value Portfolio and the EQ/Van Kampen Real Estate Portfolio, (“the Acquired Funds”) pursuant to a Plan of Reorganization and Termination as approved by shareholders on August 26, 2009. For accounting purposes, these transactions are treated as a merger. The purpose of these mergers was to combine funds managed by AXA Equitable with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in EQ/Mid Cap Value PLUS Portfolio issuing 378,410 Class IA shares and 10,397,368 Class IB shares (valued at $2,964,094 and $80,461,090, respectively) in exchange for Class IA shares and Class IB shares of the EQ/Ariel Appreciation II Portfolio, 5,375,328 Class IA shares and 31,340,540 Class IB shares (valued at $42,105,108 and $242,531,961, respectively) in exchange for Class IA shares and Class IB shares of the EQ/Lord Abbett Mid Cap Value Portfolio, and issuing 8,495,464 Class IA shares and 58,862,344 Class IB shares (valued at $66,545,228 and $455,512,235, respectively) in exchange for Class IA shares and Class IB shares of the EQ/Van

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

Kampen Real Estate Portfolio. The investment portfolios of the Acquired Funds, with fair values of $82,940,557, $283,630,876, $519,119,411, respectively and identified costs of $72,182,776, $240,410,739, and $617,752,557, respectively, at September 11, 2009, were the principal assets acquired by EQ/Mid Cap Value PLUS Portfolio. For financial reporting purposes, assets received and shares issued by EQ/Mid Cap Value PLUS Portfolio were recorded at fair value; however, the cost basis of the investments from the Acquired Funds, were carried forward to align ongoing reporting of EQ/Mid Cap Value PLUS Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Acquired Funds’ net assets at merger date of $83,425,184, $284,637,069, and $522,057,463, including $10,757,781, $43,220,137 and ($98,633,146) of unrealized appreciation (depreciation), respectively, were combined with those of EQ/Mid Cap Value PLUS Portfolio. Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period of EQ/Mid Cap Value PLUS Portfolio, pro forma results of operations for the year ended December 31, 2009 would include net investment income of $35,072,883, and net gain of $698,386,269, resulting in an increase in net assets from operations of $733,459,152. Because the combined investment portfolios have been managed as a single integrated portfolio since acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in EQ/Mid Cap Value PLUS Portfolio’s statement of operations since the merger date, September 11, 2009. Prior to the combinations, the net assets of the EQ/ Mid Cap Value PLUS Portfolio totaled $1,033,242,026. Immediately after the combinations, the net assets of the EQ/Mid Cap Value PLUS Portfolio totaled $1,923,361,742.

After the close of business September 11, 2009, EQ/PIMCO Ultra Short Bond Portfolio acquired the net assets of the EQ/Short Duration Bond Portfolio and the EQ/AXA Rosenberg Long/Short Value Portfolio and pursuant to a Plan of Reorganization and Termination as approved by shareholders on August 26, 2009. For accounting purposes, these transactions are treated as a merger. The purpose of these mergers was to combine these funds managed by AXA Equitable with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in EQ/PIMCO Ultra Short Bond Portfolio issuing 479,474 Class IA shares and 24,737,567 Class IB shares (valued at $4,772,927 and $246,073,680, respectively) in exchange for Class IA shares and Class IB shares of the EQ/Short Duration Bond Portfolio and a taxable exchange resulting in EQ/PIMCO Ultra Short Bond Portfolio issuing 1,160,261 Class IA shares and 11,964,715 Class IB shares (valued at $11,549,824 and $119,017,430, respectively) in exchange for Class IA shares and Class IB shares of the EQ/AXA Rosenberg Long/Short Value Portfolio. The investment portfolio of EQ/Short Duration Bond Portfolio, with a fair value of $194,530,544 and identified cost of $195,090,222 at September 11, 2009, and the investment portfolio of EQ/AXA Rosenberg Long/Short Value Portfolio, with a fair value of $130,718,174 and identified cost of $130,716,956 at September 11, 2009, were the principal assets acquired by EQ/PIMCO Ultra Short Bond Portfolio. For financial reporting purposes, assets received and shares issued by EQ/ PIMCO Ultra Short Bond Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/Short Duration Bond Portfolio was carried forward to align ongoing reporting of EQ/PIMCO Ultra Short Bond Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. EQ/Short Duration Bond Portfolio and EQ/AXA Rosenberg Long/Short Value Portfolio net assets at that date of $250,846,607 and $130,567,254, including ($559,678) and $1,218 of unrealized appreciation (depreciation), were combined with those of EQ/PIMCO Ultra Short Bond Portfolio. Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period of EQ/PIMCO Ultra Short Bond Portfolio, pro forma results of operations for the year ended December 31, 2009 would include net investment income of $39,867,892, and net gain on investments of $212,703,374, resulting in an increase in net assets from operations of $252,571,266. Because the combined investment portfolios have been managed as a single integrated portfolio since acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Short Duration Bond Portfolio or the EQ/AXA Rosenberg Long/Short Value Portfolio that have been included in EQ/PIMCO Ultra Short Bond Portfolio’s statement of operations since the merger date, September 11, 2009. Prior to the combinations, the net assets of the EQ/PIMCO Ultra Short

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

Bond Portfolio totaled $2,417,612,734. Immediately after the combinations, the net assets of the EQ/PIMCO Ultra Short Bond Portfolio totaled $2,799,026,595.

After the close of business September 18, 2009, EQ/Common Stock Index Portfolio acquired the net assets of the EQ/Common Stock Index II Portfolio pursuant to a Plan of Reorganization and Termination as approved by shareholders on September 10, 2009. For accounting purposes, this transaction is treated as a merger. The purpose of this merger was to combine two funds managed by AXA Equitable with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Common Stock Index Portfolio issuing 464,999 Class IA shares and 3,833,522 Class IB shares (valued at $6,344,413 and $52,928,440, respectively) in exchange for Class IA shares and Class IB shares of the EQ/Common Stock Index II Portfolio. The investment portfolio of EQ/Common Stock Index II, with a fair value of $58,362,462 and identified cost of $52,221,842 at September 18, 2009, was the principal asset acquired by EQ/Common Stock Index Portfolio. For financial reporting purposes, assets received and shares issued by EQ/Common Stock Index Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/Common Stock Index II Portfolio was carried forward to align ongoing reporting of EQ/Common Stock Index Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. EQ/Common Stock Index II Portfolio’s net assets at the merger date of $58,272,853, including $6,140,621 of unrealized appreciation, were combined with those of EQ/Common Stock Index Portfolio. Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period of EQ/Common Stock Index Portfolio, pro forma results of operations for the year ended December 31, 2009 would include net investment income of $84,807,551, and net gain on investments of $1,044,250,279, resulting in an increase in net assets from operations of $1,129,057,830. Because the combined investment portfolios have been managed as a single integrated portfolio since acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Common Stock Index II Portfolio that have been included in EQ/Common Stock Index Portfolio’s statement of operations since the merger date, September 11, 2009. Prior to the combination, the net assets of the EQ/Common Stock Index Portfolio totaled $4,818,340,749. Immediately after the combination, the net assets of the EQ/Common Stock Index Portfolio totaled $4,876,613,602.

After the close of business September 18, 2009, EQ/Small Company Index Portfolio acquired the net assets of the EQ/Small Company Index II Portfolio pursuant to a Plan of Reorganization and Termination as approved by shareholders on September 10, 2009. For accounting purposes, this transaction is treated as a tax-free merger. The purpose of this merger was to combine two funds managed by AXA Equitable with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Small Company Index Portfolio issuing 620,742 Class IA shares and 10,930,602 Class IB shares (valued at $5,223,883 and $91,853,172, respectively) in exchange for Class IA shares and Class IB shares of the EQ/Small Company Index II Portfolio. The investment portfolio of EQ/Small Company Index II, with a fair value of $96,573,475 and identified cost of $83,834,259 at September 18, 2009, was the principal asset acquired by EQ/Small Company Index Portfolio. For financial reporting purposes, assets received and shares issued by EQ/Small Company Index Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/Small Company Index II Portfolio was carried forward to align ongoing reporting of EQ/Small Company Index Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. EQ/Small Company Index II Portfolio’s net assets at the merger date of $97,077,055, including $12,739,216 of unrealized appreciation, were combined with those of EQ/Small Company Index Portfolio. Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period of EQ/Small Company Index Portfolio, pro forma results of operations for the year ended December 31, 2009 would include net investment income of $8,926,482, and net gain of $354,410,411, resulting in an increase in net assets from operations of $363,336,893. Because the combined investment portfolios have been managed as a single integrated portfolio since acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Small Company Index II Portfolio that have been

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

included in EQ/Small Company Index Portfolio’s statement of operations since the merger date, September 18, 2009. Prior to the combination, the net assets of the EQ/Small Company Index Portfolio totaled $752,369,874. Immediately after the combination, the net assets of the EQ/Small Company Index Portfolio totaled $849,446,929.

After the close of business September 18, 2009, EQ/Quality Bond PLUS Portfolio acquired the net assets of the EQ/Caywood-Scholl High Yield Portfolio pursuant to a Plan of Reorganization and Termination as approved by shareholders on August 26, 2009. For accounting purposes, this transaction is treated as a merger. The purpose of this merger was to combine two funds managed by AXA Equitable with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Quality Bond PLUS Portfolio issuing 33,226,727 Class IB shares (valued at $305,253,763) in exchange for Class IB shares of the EQ/Caywood-Scholl High Yield Portfolio. The investment portfolio of EQ/Caywood-Scholl High Yield, with a fair value of $295,633,378 and identified cost of $292,869,665 at September 18, 2009, was the principal asset acquired by EQ/Quality Bond PLUS Portfolio. For financial reporting purposes, assets received and shares issued by EQ/Quality Bond PLUS Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/Caywood-Scholl High Yield Portfolio was carried forward to align ongoing reporting of EQ/Quality Bond PLUS Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. EQ/Caywood-Scholl High Yield Portfolio’s net assets at the merger date of $305,253,763, including $2,763,713 of unrealized appreciation, were combined with those of EQ/Quality Bond PLUS Portfolio. Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period of EQ/Quality Bond PLUS Portfolio, pro forma results of operations for the year ended December 31, 2009 would include net investment income of $105,946,413, and net gain of $148,678,879, resulting in an increase in net assets from operations of $254,625,292. Because the combined investment portfolios have been managed as a single integrated portfolio since acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Caywood-Scholl High Yield Portfolio that have been included in EQ/Quality Bond PLUS Portfolio’s statement of operations since the merger date, September 18, 2009. Prior to the combination, the net assets of the EQ/Quality Bond PLUS Portfolio totaled $3,048,227,768. Immediately after the combination, the net assets of the EQ/Quality Bond PLUS Portfolio totaled $3,353,481,531.

After the close of business September 25, 2009, EQ/Core Bond Index Portfolio acquired the net assets of the EQ/Bond Index Portfolio and the EQ/Long Term Bond Portfolio pursuant to a Plan of Reorganization and Termination as approved by shareholders on August 26, 2009. For accounting purposes, these transactions are treated as a merger. The purpose of these mergers was to combine these funds managed by AXA Equitable with comparable investment objectives. The reorganizations were accomplished by a tax-free exchange resulting in EQ/Core Bond Index Portfolio issuing 6,490,992 Class IA shares and 579,532 Class IB shares (valued at $62,474,910 and $5,576,333, respectively) in exchange for Class IA shares and Class IB shares of the EQ/Bond Index Portfolio and issuing 5,413,643 Class IA shares and 19,207,280 Class IB shares (valued at $52,105,571 and $184,814,910, respectively) in exchange for Class IA shares and Class IB shares of the EQ/Long Term Bond Portfolio. The investment portfolio of the EQ/Bond Index Portfolio and the EQ/Long Term Bond Portfolio, with fair values of $66,923,746 and $170,705,741 and identified cost of $64,600,433 and $171,232,962, respectively, at September 25, 2009, were the principal assets acquired by EQ/Core Bond Index Portfolio. For financial reporting purposes, assets received and shares issued by EQ/Core Bond Index Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/Bond Index Portfolio and EQ/Long Term Bond Portfolio were carried forward to align ongoing reporting of EQ/Core Bond Index Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The EQ/Bond Index Portfolio and the EQ/Long Term Bond Portfolio net assets at the merger date of $68,051,243 and $236,920,481, including $2,323,313 and $29,681 of unrealized appreciation, respectively, were combined with those of EQ/ Core Bond Index Portfolio. Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period of EQ/Core Bond Index Portfolio, pro forma results of operations for the

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

year ended December 31, 2009 would include net investment income of $116,181,768, and net loss of $59,393,635, resulting in an increase in net assets from operations of $56,788,133. Because the combined investment portfolios have been managed as a single integrated portfolio since acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Long Term Bond Portfolio that have been included in EQ/Core Bond Index Portfolio’s statement of operations since the merger date, September 25, 2009. Prior to the combinations, the net assets of the EQ/Core Bond Index Portfolio totaled $3,742,351,278. Immediately after the combinations, the net assets of the EQ/Core Bond Index Portfolio totaled $4,047,323,002.

After the close of business September 25, 2009, EQ/Intermediate Government Bond Index Portfolio acquired the net assets of the EQ/Government Securities Portfolio pursuant to a Plan of Reorganization and Termination as approved by shareholders on August 26, 2009. For accounting purposes, this transaction is treated as a merger. The purpose of this merger was to combine two funds managed by AXA Equitable with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Intermediate Government Bond Index Portfolio issuing 5,425,112 Class IA shares (valued at $52,941,956) in exchange for Class IA shares of the EQ/ Government Securities Portfolio. The investment portfolio of EQ/Government Securities with a fair value of $39,901,926 and identified cost of $39,746,143 at September 25, 2009, was the principal asset acquired by EQ/Intermediate Government Bond Index Portfolio. For financial reporting purposes, assets received and shares issued by EQ/Intermediate Government Bond Index Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/Government Securities Portfolio was carried forward to align ongoing reporting of EQ/Intermediate Government Bond Index Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. EQ/Government Securities Portfolio’s net assets at the merger date of $52,941,956, including $153,732 of unrealized appreciation, were combined with those of EQ/Intermediate Government Bond Index Portfolio. Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period of EQ/Intermediate Government Bond Index Portfolio, pro forma results of operations for the year ended December 31, 2009 would include net investment income of $23,110,090, and net loss of $36,233,182, resulting in a decrease in net assets from operations of $13,123,092. Because the combined investment portfolios have been managed as a single integrated portfolio since acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Government Securities Portfolio that have been included in EQ/Intermediate Government Bond Index Portfolio’s statement of operations since the merger date, September 25, 2009. Prior to the combination, the net assets of the EQ/Intermediate Government Bond Index Portfolio totaled $1,717,456,555. Immediately after the combination, the net assets of the EQ/ Intermediate Government Bond Index Portfolio totaled $1,770,398,511.

Note 9	Subsequent Events

The Manager evaluated subsequent events from June 30, 2010, the date of these financial statements, through the date these financial statements were issued and available. The subsequent events include the following:

At a meeting held on July 13-14, 2010, the Board of Trustees approved the following changes to the management fee payable by the Tactical Manager Portfolios to the Manager:

Effective August 1, 2010, the Manager is entitled to receive a fee of: 0.45% on the first $4 billion of average daily net assets; 0.43% on the next $4 billion of average daily net assets and 0.41% of average daily net assets thereafter.

At a meeting held on July 13-14, 2010, the Board of Trustees approved a change to the maximum fee that each Distributor is entitled to receive from each Portfolio’s Class IB shares pursuant to the Trust’s Distribution Plan:

Effective August 1, 2010 the maximum payment for services provided under the Distribution Plan is 0.25% of the average daily net assets attributable to the Trust’s Class IB Shares.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

At a meeting held on July 13-14, 2010, the Board of Trustees approved the following changes to the administrative fee payable by the Multiadviser Portfolios and the Tactical Portfolios:

Effective August 1, 2010, the Multiadviser Portfolios pay an annual rate of $32,500 per Multiadviser Portfolio, plus $32,500 for each portion of a Multiadviser Portfolio for which separate administrative services are provided, (i.e., each adviser in the multi-advised structure) plus 0.15% of the first $20 billion of each Multiadviser Portfolio’s average daily net assets; 0.125% of the next $5 billion of each Multiadviser Portfolio’s average daily net assets; and 0.10% on assets thereafter.

At a meeting held on July 13-14, 2010, the Board of Trustees approved the following changes to the administrative fee payable by the All Asset Allocation Portfolio, EQ/Franklin Templeton Allocation Portfolio, and AXA Strategy Portfolios:

Effective August 1, 2010, the All Asset Allocation Portfolio, EQ/Franklin Templeton Allocation Portfolio and AXA Strategy Portfolios pay an annual rate of 0.15% of the average daily net assets of the Portfolio plus a fixed charge of $32,500 per Portfolio.

By written consent dated July 21, 2010, the Board of Trustees approved changes to the investment objectives of the Tactical Manager Portfolios effective August 1, 2010:

Portfolio	Investment Objective
AXA Tactical Manager 500 Portfolio I AXA Tactical Manager 500 Portfolio II AXA Tactical Manager 500 Portfolio III	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of large-capitalization companies, including securities included in the Standard & Poor’s 500 Composite Stock Price Index.

AXA Tactical Manager 400 Portfolio I AXA Tactical Manager 400 Portfolio II AXA Tactical Manager 400 Portfolio III	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of mid-capitalization companies, including securities included in the Standard & Poor’s MidCap 400 Index.

AXA Tactical Manager 2000 Portfolio I AXA Tactical Manager 2000 Portfolio II AXA Tactical Manager 2000 Portfolio III	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of small-capitalization companies, including securities included in the Russell 2000 Index.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2010 (Unaudited)

Portfolio	Investment Objective
AXA Tactical Manager International Portfolio I AXA Tactical Manager International Portfolio II AXA Tactical Manager International Portfolio III	The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility over a full market cycle relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of foreign companies, including securities included in the Morgan Stanley Capital International EAFE Index, ASX SPI 200 Index, Dow Jones EURO STOXX 50 Index, FTSE 100 Index and the Tokyo Stock Price Index.

By written consent dated July 21, 2010, the Board of Trustees approved the following name changes of the AXA Tactical Manager 500 Portfolio-II, the AXA Tactical Manager 400 Portfolio-II, the AXA Tactical Manager 2000 Portfolio-II, and the AXA Tactical Manager International Portfolio-II effective August 1, 2010:

Current Name	Proposed Name
AXA Tactical Manager 500 Portfolio–II	ATM Large Cap Portfolio
AXA Tactical Manager 400 Portfolio–II	ATM Mid Cap Portfolio
AXA Tactical Manager 2000 Portfolio–II	ATM Small Cap Portfolio
AXA Tactical Manager International Portfolio-II	ATM International Portfolio

APPROVALS OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2010 (UNAUDITED)

At a meeting held on March 2-3, 2010, the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to the Agreements (as defined below) nor “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), unanimously approved an investment advisory agreement (an “Advisory Agreement”) between AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”) and Montag & Caldwell, Inc. (“Montag” or an “Adviser”) with respect to the EQ/Montag & Caldwell Growth Portfolio (the “Montag Portfolio” or a “Portfolio”). At a meeting held on June 8-9, 2010, the Board, including the Independent Trustees, unanimously approved (i) an investment management agreement (the “Management Agreement” and together with the Advisory Agreements, the “Agreements”) between the Trust and the Manager with respect to the ATM Core Bond Portfolio and the ATM Government Bond Portfolio (each, a “Portfolio” and together, the “ATM Bond Portfolios”) and (ii) an Advisory Agreement between the Manager and AllianceBernstein L.P. (“AllianceBernstein” or an “Adviser”) with respect to the ATM Bond Portfolios.

In reaching its decision to approve each Agreement, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the affected Portfolio. The Board further considered factors it deemed relevant with respect to each Portfolio, including, as applicable: (1) the nature, quality and extent of the services to be provided to the Portfolio by the Manager, the Adviser and their respective affiliates; (2) with respect to the Montag Portfolio, the performance of the Portfolio as compared to a peer group and an appropriate benchmark and, with respect to each ATM Bond Portfolio, hypothetical performance information of the Manager’s duration management strategy; (3) the proposed management and subadvisory fees and expense ratios; (4) economies of scale that may be realized by the Portfolios; (5) the costs of the services provided and profits realized by the Manager and its affiliates from their relationship with the Portfolio; and (6) the “fall out” benefits to be realized by the Manager, the Adviser and their respective affiliates (i.e., any direct or indirect benefits to be derived by the Manager, the Adviser and their respective affiliates from their relationship with the Portfolio). In addition, with respect to the new Advisory Agreement with Montag, the Board also considered that the Agreement was necessitated by a change in control of Montag. In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling and each Trustee may have attributed different weight to each factor.

In connection with its deliberations, the Board took into account information furnished at prior Board meetings, as well as information prepared specifically in connection with the approval process. Information furnished in connection with the approval process included memoranda and other materials prepared by the Manager and the Advisers describing, among other things, the services to be provided by the Manager, the Advisers and their respective investment personnel, proposed management and advisory fees, performance information and other matters. The information regarding the Manager, each Adviser and each Agreement was provided to the Trustees prior to and at the meeting. During the meeting, the Trustees discussed the information provided and the Independent Trustees also met in executive session during the meeting to review this information. The Independent Trustees were assisted by independent counsel during these meetings and during their deliberations regarding the Agreements, and also received materials discussing the legal standards applicable to their consideration of the Agreements. In approving the Agreement(s) with respect to the affected Portfolio, the Board, including the Independent Trustees, determined that the proposed fee structure was fair and reasonable and that approval of the Agreement(s) was in the best interests of the Portfolio and its shareholders. While attention was given to all information furnished, the following discusses some of the primary factors relevant to the Board’s decision.

Nature, Quality and Extent of Services. The Board was satisfied with the nature, quality and extent of the overall services to be provided by the Manager and each Adviser to the Portfolios. In addition to the investment performance information discussed later, the Board considered the responsibilities of the Manager and each Adviser and the Manager’s and, where applicable, each Adviser’s experience and performance in serving as an investment adviser for other Portfolios of the Trust and portfolios similar to the Portfolio(s) it would advise. In its consideration of the Management Agreement, the Board considered that the Manager would be responsible for the search, selection and monitoring of the Adviser to the ATM Bond Portfolios, oversight of the selection of the Adviser’s investments for the sub-advised portion of the ATM Bond Portfolios, the selection of investments for the portion of the ATM Bond Portfolios that it manages directly, oversight of compliance with the ATM Bond Portfolios’ investment objectives and policies, as well as oversight of the ATM Bond Portfolios’ compliance with applicable law, review of brokerage matters and implementation of Board directives as they relate to the ATM

Bond Portfolios. In addition, the Board reviewed information regarding the Manager’s process for selecting and monitoring Adviser(s). The Board also reviewed detailed information about the quantitative model that the Manager would utilize to implement the duration management strategy for the ATM Bond Portfolios. The Board also took into account the administrative, shareholder servicing and distribution services to be provided to the Portfolios by the Manager and its affiliates.

With respect to the Advisers, the Board considered that each Adviser would be responsible for (i) making investment decisions on behalf of the relevant Portfolio (or portion thereof), (ii) placing all orders for the purchase and sale of investments for the assets advised by the Adviser with brokers or dealers, and (iii) performing related administrative functions. The Board considered, among other things, information regarding each Adviser’s investment process, the qualifications and background of each portfolio manager who would provide services to the Portfolio (or portion thereof), and each Adviser’s best execution trading policies. In addition, with respect to Montag, the Board considered that, although the change in control of Montag necessitated the approval of the new Advisory Agreement, the new Advisory Agreement was not expected to result in any changes to the investment processes or portfolio managers for the Montag Portfolio.

Performance. With respect to the Advisory Agreement with Montag, the Board took into consideration information about the Montag Portfolio’s performance provided during the year at regular and special Board meetings and that the same investment strategies employed for the Montag Portfolio and the same portfolio manager that currently managed the Montag Portfolio were expected to continue after the approval of the new Advisory Agreement. In general, the Board considered long-term performance to be more important in its evaluation than short-term performance. Based on its review, the Board was satisfied with the performance of the Montag Portfolio.

With respect to the ATM Bond Portfolios, the Board received and reviewed backtested performance data and related information regarding the performance of the Manager’s quantitative investment strategy for the Portfolios under various interest rate scenarios. The Board also considered AllianceBernstein’s expertise, resources and proposed methodology for managing its portion of each ATM Bond Portfolio, noting that the portfolio management team that would manage the ATM Bond Portfolios is the same team that currently manages another fixed income Portfolio of the Trust. In general, the Board considered long-term performance to be more important in its evaluation than short-term performance. Based on its review, the Board was satisfied with the Manager’s explanation that the quantitative model that would be used to manage the ATM Bond Portfolios could reduce the risk of investing in fixed income securities and potentially enhance each Portfolio’s performance over the long-term.

Fees. The Board considered the proposed management and advisory fees for the Manager and each Adviser in light of the nature, quality and extent of the services to be provided by the Manager or the Adviser, as applicable. With respect to each ATM Bond Portfolio, the Board considered the proposed management fee schedule to be paid under the Management Agreement as compared to the management fee schedules for other fixed income portfolios managed by the Manager and noted that the proposed management fee schedule for the ATM Bond Portfolios was generally in the middle of the range and consistent with the Manager’s other intermediate duration fixed income portfolios . The Board noted that after discussions with Management, the proposed management fee schedule for each ATM Bond Portfolio was amended to include breakpoints that would reduce the fee as the assets of the ATM Bond Portfolios increase. The Board noted that any such reduction in an ATM Bond Portfolio’s management fee would result in corresponding reductions in the ATM Bond Portfolio’s total expense ratio. The Board further considered that the Manager had agreed to make payments or waive all or a portion of its management, administration and other fees to limit the ATM Bond Portfolios’ total expense ratios to certain levels as set forth in their prospectus.

With respect to the Advisory Agreements, the Board further noted that the proposed advisory fees were negotiated at arm’s-length between the Advisers and the Manager, the Manager generally is aware of the fees charged by each Adviser to other clients, and the Manager believes that the fees agreed upon with each Adviser are reasonable in light of the quality of investment advisory services to be rendered. The Board also noted that the proposed advisory fee schedule for AllianceBernstein with respect to the ATM Bond Portfolios includes breakpoints. With respect to the advisory fee to be paid under the Advisory Agreement with Montag, the Board noted that the proposed fee was the same as the then-current advisory fee for the Montag Portfolio. The Board also considered that disclosure of all fees and expenses of each Portfolio would be explicit to potential shareholders. Based on its review, the Board was satisfied with the Manager’s and each Adviser’s proposed fee rate.

Profitability and Costs. The Board also considered the anticipated level of profits to be realized by the Manager and its affiliates in connection with the operation of each Portfolio. The Board also took into account management’s anticipated ongoing costs and expenditures in providing and improving services for the Portfolios. The Board further considered the impact of the proposed advisory fees on the level of profits realized by the Manager and its affiliates.

The Board also considered the extent to which the Manager and each Adviser may derive ancillary benefits from Portfolio operations, including the following. The Board noted that the Manager also would serve as the administrator for the ATM Bond Portfolios, receiving compensation for acting in this capacity. In addition, the Board recognized that AllianceBernstein is an affiliate of the Manager and would receive advisory fees that are paid by the Manager out of the fees that it would earn as Manager to the ATM Bond Portfolios. The Board also recognized that AXA Advisors, LLC and AXA Distributors, LLC, which also are affiliated with the Manager, serve as the underwriters for the Trust and would receive payments pursuant to Rule 12b-1 plans from the ATM Bond Portfolios with respect to their Class IB shares to compensate them for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board also noted that the Manager, as the depositor of insurance company separate accounts that may invest in the ATM Bond Portfolios, would receive certain significant tax benefits associated with such investments.

The Manager advised the Board that it does not regard an Adviser’s profitability as meaningful to an evaluation of the Advisory Agreements because, as discussed above, the willingness of each Adviser to serve in such capacity depends upon arm’s-length negotiations with the Manager, and the Manager believes that the fees agreed upon with each Adviser are reasonable in light of the fees charged by the Adviser to comparable clients and the quality of investment advisory services to be rendered. The Board therefore found that the proposed advisory fees to be paid with respect to each Portfolio were reasonable and noted the fact that each Adviser’s fee is paid by the Manager. However, the Board also noted that each Adviser may derive ancillary benefits from Portfolio operations. For example, Montag, through its position as an Adviser to the Montag Portfolio, may engage in soft dollar transactions. In addition, the Board considered that an Adviser may be affiliated with registered broker-dealers, who may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, must be consistent with seeking best execution. The Board also recognized that affiliates of an Adviser may sell, and earn sales commissions and/or other compensation with respect to, insurance products issued by the Manager or its affiliates and that the proceeds of those sales may be invested in the Portfolios.

Economies of Scale. The Board also considered whether economies of scale would be realized by the Manager as the ATM Bond Portfolios grow larger and the extent to which this is reflected in the proposed management fee schedule. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board noted that economies of scale would be shared with the ATM Bond Portfolios and their shareholders through management fee breakpoints so that as an ATM Bond Portfolio grows in size, its effective management fee declines. The Board also considered that the Manager has agreed to make payments or waive all or a portion of its management, administration and other fees so that each ATM Bond Portfolio’s total expense ratios do not exceed certain levels as set forth in its prospectus. The Board also noted that if the ATM Bond Portfolios’ assets increase over time, the Portfolios may realize other economies of scale if assets increase proportionally more than fixed expenses.

In connection with its deliberations regarding the Advisory Agreements, the Board examined whether the proposed advisory fee schedules include breakpoints in the fees as the assets of the Portfolios grow. With respect to the Advisory Agreement with AllianceBernstein, the Board noted that the proposed advisory fee schedule includes breakpoints. The Board noted that, although the advisory fee schedule for the Montag Portfolio does not include breakpoints, economies of scale are shared with each Portfolio and its shareholders through management fee breakpoints so that as the Portfolio grows in size, its effective management fee rate declines. The Board also considered that the Manager has agreed to make payments or waive all or a portion of its management, administration and other fees so that the Montag Portfolio’s total expense ratios do not exceed certain levels as set forth in its prospectus.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee†	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York 10104 (51)	Trustee, Chairman, President and Chief Executive Officer	Trustee, President, Chairman from September 2004 to present; Chief Executive Officer and President from December 2002 to present.	From September 1999 to present, Senior Vice President of AXA Financial, Inc. and AXA Equitable; since September 2004, President of AXA Equitable’s Funds Management Group (“FMG”); since July 2004, Senior Vice President of MONY Life Insurance Company and MONY Life Insurance Company of America; Director of MONY Capital Management, Inc.; Director and President, 1740 Advisers, Inc.; Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management; since January 2005, MONY Financial Resources of Americas Limited.	89	None

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
†	The registered investment companies in the fund complex include AXA Premier VIP Trust and the Trust.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee†	Other Directorships Held by Trustee
Independent Trustees
Theodossios Athanassiades c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (71)	Trustee	From March 2000 to present	Retired. 1996, Vice- Chairman, Metropolitan Life Insurance Company; From 1993 to 1995, President and Chief Operating Officer Metropolitan Life Insurance Company.	67	From 1994-2006, Director of Atlantic Bank of New York.
Jettie M. Edwards c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (64)	Trustee	From March 1997 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	67	From 1997 to present, Director, Old Mutual Funds II (12 portfolios); from 2008 to 2009, Director, Old Mutual Funds III (13 portfolios).
David W. Fox c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (78)	Lead Independent Trustee	From May 2000 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange. From 1990-1995, Chairman and Chief Executive Officer, Northern Trust Company.	67	From 2004 to present, Director, Miami Corporation; from 1987 to present, Director of USG Corporation.
William M. Kearns, Jr. c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (75)	Trustee	From March 1997 to present	From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to June 2007, Chairman and from 1998 to 2002, Vice Chairman, Keefe Managers, Inc. (money management firm) and from 2008 to present, Chairman, Keefe Ventures, LLC.	67	From 1991 to present, Director, Transistor Devices, Inc. From 1999 to present, Advisory Director, Proudfoot PLC (N.A.) (consulting firm). From 2001 to present, Advisory Director, Gridley & Company LLC. From 2002 to present, Director, United States Shipping Partners LLC. From 2005 to 2009, Lead Director, and from 1975 to 2009, Director, Selective Insurance Group, Inc.
Christopher P.A. Komisarjevsky c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (65)	Trustee	From March 1997 to present	From 2006 to present, Senior Counselor for APCO Worldwide (global communications consulting) and a member of its International Advisory Counsel. From 1998 to 2005, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations). From 1996 to 1998, President and Chief Executive Officer, Burson-Marsteller U.S.A.	67	None

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee†	Other Directorships Held by Trustee
Independent Trustees (Continued)
Harvey Rosenthal c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (67)	Trustee	From March 1997 to present	Retired. From 1994 to 1996, President and Chief Operating Officer of Melville Corporation. From 1984-1994, President and Chief Executive Officer of the CVS Division of Melville Corporation.	67	From 1997 to present, Director, LoJack Corporation
Gary S. Schpero c/o EQ Advisors Trust 1290 Avenue of the Americas New York, New York 10104 (57)	Trustee	From May 2000 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	67	None

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
†	The registered investment companies in the fund complex include AXA Premier VIP Trust and the Trust.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (51)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer and President from December 2002 to present.	From September 1999 to present, Senior Vice President of AXA Financial, Inc. and AXA Equitable; since September 2004, President of AXA Equitable’s Funds Management Group (“FMG”); since July 2004, Senior Vice President of MONY Life Insurance Company and MONY Life Insurance Company of America; Director of MONY Capital Management, Inc.; Director and President, 1740 Advisers, Inc.; Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management; since January 2005, MONY Financial Resources of Americas Limited.
Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (54)	Vice President, Secretary	From July 1999 to present	From May 2003 to present, Vice President and Associate General Counsel of AXA Equitable.
Brian Walsh 1290 Avenue of the Americas, New York, New York 10104 (42)	Chief Financial Officer and Treasurer	From June 2007 to present	From February 2003 to present, Vice President of AXA Equitable.
Alwi Chan 1290 Avenue of the Americas, New York, New York 10104 (35)	Vice President	From June 2007 to present	From May 2007 to present, Vice President, AXA Equitable; from November 2005 to May 2007, Assistant Vice President, AXA Equitable; from December 2002 to November 2005, Senior Investment Analyst of AXA Equitable.
James Kelly 1290 Avenue of the Americas, New York, New York 10104 (42)	Controller	From June 2007 to present	From September 2008 to present, Vice President of AXA Equitable; from March 2006 to September 2008, Assistant Vice President, AXA Equitable; from July 2005 to February 2006, Assistant Treasurer, Lord Abbett & Co.; from July 2002 to June 2005, Director, Prudential Investments.
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (48)	Vice President	From July 1999 to present	From February 2001 to present, Vice President of AXA Equitable; from July 2004 to present, a director of Enterprise Capital Management, Inc.
Carla Byer 1290 Avenue of the Americas, New York, New York 10104 (33)	Assistant Controller	From March 2007 to present	From September 2008 to present, Vice President of AXA Equitable; from February 2004 to September 2008, Assistant Vice President of AXA Equitable.
Roselle Ibanga 1290 Avenue of the Americas, New York, New York 10104 (31)	Assistant Controller	From March 2009 to present	From February 2009 to present, Assistant Vice President of AXA Equitable; from December 2008 to February 2009, Director of AXA Equitable’s Funds Management Group (“FMG”); from October 2007 to December 2008, Second Vice President, New York Life Investments. Management, LLC; from May 2007 to September 2007, Manager of FMG; from August 2004 to May 2007, Fund Administrator of FMG.
Lisa Perrelli 1290 Avenue of the Americas, New York, New York 10104 (35)	Assistant Controller	From March 2009 to present	From September 2008 to present, Assistant Vice President of AXA Equitable; from February 2008 to September 2008, Director of FMG; from September 2006 to February 2008, Manager of FMG; from November 2002 to September 2006, Fund Administrator of FMG.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers (Continued)
William MacGregor 1290 Avenue of the Americas, New York, New York 10104 (35)	Vice President and Assistant Secretary	From September 2006 to present	From May 2008 to present, Vice President and Counsel of AXA Equitable; from May 2007 to May 2008 Assistant Vice President and Counsel of AXA Equitable; from May 2006 to May 2007, Counsel of AXA Equitable; from March 2005 to April 2006, Associate Attorney, Sidley Austin LLP.
Armando Capasso, Esq. 1290 Avenue of the Americas, New York, New York (36)	Vice President and Assistant Secretary	From December 2007 to present	From September 2008 to present, Vice President of AXA Equitable; from September 2007 to present, Counsel of AXA Equitable; from March 2005 to September 2007, Investment Management Associate, Drinker Biddle & Reath.
Joseph J. Paolo 1290 Avenue of the Americas, New York, New York 10104 (39)	Chief Compliance Officer, Vice President and Anti- Money Laundering (“AML”) Compliance Officer	Chief Compliance Officer from June 2007; Vice President and AML Compliance Officer from November 2005 to Present	From June 2007 to present, Vice President of AXA Equitable and Chief Compliance Officer of AXA Equitable’s Funds Management Group; from August 2005 to June 2007, Vice President of AXA Equitable and Deputy Chief Compliance Officer of AXA Equitable’s Funds Management Group; from March 2004 to August 2005, Vice President of AXA Equitable and Compliance Officer of AXA Equitable’s Funds Management Group.
David Shagawat 1290 Avenue of the Americas, New York, New York 10104 (36)	Assistant AML Compliance Officer	From November 2005 to present	From September 2007 to present, Assistant Vice President and Compliance Risk Manager of AXA Equitable; from August 2005 to September 2007, Associate Compliance Officer of AXA Equitable; and from June 2004 to August 2005, Fiduciary Oversight Analyst, Citigroup Asset Management.
Paraskevou Charalambous 1290 Avenue of the Americas, New York, New York 10104 (48)	Assistant Secretary	From November 2005 to present	From March 2000 to present, Senior Legal Assistant for AXA Equitable.
Helen Espaillat 1290 Avenue of the Americas, New York, New York 10104 (46)	Assistant Secretary	From March 2009 to present	From July 2004 to present, Senior Legal Assistant for AXA Equitable.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING INFORMATION (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-292-4492 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2010 is available (i) on the Trust’s proxy voting information website at http://www.axa-equitablefunds.com (go to “EQ Advisors Trust Portfolios” and click on “Proxy Voting” box under the “Investing Tools” column) and (ii) on the Securities and Exchange Commission’s website at http:// www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not required.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940 as amended, (“1940 Act”), that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

/S/ STEVEN M. JOENK
Steven M. Joenk
President and Chief Executive Officer

August 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ STEVEN M. JOENK
Steven M. Joenk
Chief Executive Officer

August 31, 2010

/S/ BRIAN WALSH
Brian Walsh
Chief Financial Officer

August 31, 2010